UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2010

(Unaudited)

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2010

(Unaudited)

International Sustainability Core 1 Portfolio	938
Tax-Managed U.S. Marketwide Value Portfolio	971
Tax-Managed U.S. Targeted Value Portfolio	972
Tax-Managed U.S. Small Cap Portfolio	998
Tax-Managed DFA International Value Portfolio	1037
Tax-Managed U.S. Equity Portfolio	1047
LWAS/DFA International High Book to Market Portfolio	1047
DFA International Value ex Tobacco Portfolio	1048
VA U.S. Targeted Value Portfolio	1056
VA U.S. Large Value Portfolio	1074
VA International Value Portfolio	1079
VA International Small Portfolio	1088
VA Short-Term Fixed Portfolio	1124
VA Global Bond Portfolio	1126

Notes to Schedules of Investments
Organization	1129
Security Valuation	1129
Financial Instruments	1130
Federal Tax Cost	1133
Recent Issued Accounting Standards	1134
Subsequent Event Evaluations	1134

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series	1137
The U.S. Large Cap Value Series	1147
The DFA International Value Series	1152
The Japanese Small Company Series	1163
The Asia Pacific Small Company Series	1186
The United Kingdom Small Company Series	1205
The Continental Small Company Series	1213
The Canadian Small Company Series	1236
The Emerging Markets Series	1243
The Emerging Markets Small Cap Series	1257
The Tax-Managed U.S. Marketwide Value Series	1299
The Tax-Managed U.S. Equity Series	1323

Notes to Schedules of Investments
Organization	1370
Security Valuation	1370
Financial Instruments	1371
Federal Tax Cost	1372
Recent Issued Accounting Standards	1372
Subsequent Event Evaluations	1372

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2010

(Unaudited)

Dimensional Emerging Markets Value Fund

Schedule of Investments
Dimensional Emerging Markets Value Fund	1374

Notes to Schedule of Investments
Organization	1410
Security Valuation	1410
Financial Instruments	1411
Federal Tax Cost	1411
Recent Issued Accounting Standards	1411
Subsequent Event Evaluations	1412

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

AMBAC	American Municipal Bond Assurance Corporation

ETM	Escrowed to Maturity

FGIC	Federal Guaranty Insurance Corporation

FSA	Financial Security Assurance

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General Obligation

MBIA	Municipal Bond Insurance Association

NATL-RE	Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.

NVDR	Non-Voting Depository Receipt

P.L.C.	Public Limited Company

PSF-GTD	Public School Fund Guarantee

RB	Revenue Bond

REIT	Real Estate Investment Trust

SA	Special Assessment

SCSDE	South Carolina State Department of Education

SPDR	Standard & Poor’s Depository Receipts

TAN	Tax Anticipation Note

Investment Footnotes

†	See Note B to Financial Statements.

††	Securities have generally been fair valued. See Note B to Financial Statements.

*	Non-Income Producing Securities.

#	Total or Partial Securities on Loan.

^	Denominated in local currency or the Euro, unless otherwise noted.

@	Security purchased with cash proceeds from Securities on Loan.

•	Security is being fair valued as of January 31, 2010.

(r)	The adjustable rate shown is effective as of January 31, 2010.

(t)	Face Amount denominated in Australian Dollars.

(g)	Face Amount denominated in British Pounds.

(e)	Face Amount denominated in Euro.

(j)	Face Amount denominated in Japanese Yen.

(z)	Face Amount denominated in New Zealand Dollars.

(n)	Face Amount denominated in Norwegian Krone.

(u)	Face Amount denominated in United States Dollars.

§	Affiliated Fund.

❖	Security segregated as collateral for the Open Futures Contracts.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,847,768,392

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,693,908,425)##	$2,847,768,392

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,847,768,392	—	—	$2,847,768,392

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face
	Amount^	Value†
	(000)
BONDS — (71.3%)
AUSTRALIA — (3.1%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	3,258	$3,347,804
(u) 5.500%, 05/24/11	1,000	1,050,766
Commonwealth Bank of Australia
(u) 4.750%, 01/27/11	434	448,911

TOTAL AUSTRALIA		4,847,481

AUSTRIA — (0.7%)
Oesterreichische Kontrollbank AG
(u) 2.875%, 03/15/11	1,000	1,025,051

CANADA — (13.3%)
Canada Housing Trust
4.600%, 09/15/11	5,000	4,935,001
Canadian Government Bond
1.250%, 12/01/11	2,500	2,341,104
Ontario, Province of Canada
4.400%, 12/02/11	4,400	4,345,599
Province of British Columbia
5.750%, 01/09/12	3,500	3,547,823
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,500	1,608,861
(e) 5.750%, 07/25/11	2,000	2,932,441
Royal Bank of Canada Floating Rate Note
(r)(u)0.333%, 01/27/12	100	100,000
Toronto-Dominion Bank
(g) 6.875%, 06/24/11	650	1,110,536

TOTAL CANADA		20,921,365

FINLAND — (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.469%, 02/01/12	500	500,000

FRANCE — (3.3%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	1,500	1,560,376
Caisse D’amortissement de la Dette Sociale
(u) 4.250%, 11/08/10	3,500	3,593,272

TOTAL FRANCE		5,153,648

GERMANY — (5.8%)
Kreditanstalt fuer Wiederaufbau
(g) 4.375%, 03/07/11	600	993,050
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	4,000	4,072,872
Landwirtschaftliche Rentenbank
(u) 4.250%, 01/21/11	4,000	4,134,264

TOTAL GERMANY		9,200,186

JAPAN — (0.6%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,014,942

NETHERLANDS — (10.5%)
Bank Nederlandse Gemeenten
(u) 3.375%, 12/15/10	3,000	3,065,787
(u) 3.375%, 01/18/11	800	819,986
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	4,500	4,657,293
Nederlandse Waterschapsbank NV
(u) 2.875%, 06/16/11	4,000	4,097,836
Rabobank Nederland
(u) 5.000%, 02/15/11	2,200	2,289,824
(g) 5.000%, 04/11/11	1,000	1,651,120

TOTAL NETHERLANDS		16,581,846

NORWAY — (2.6%)
Kommunalbanken
(u) 3.250%, 06/15/11	4,000	4,127,416

SPAIN — (0.6%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,000	1,011,600

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.5%)
Council of Europe Development Bank
(u) 6.125%, 01/25/11	2,000	2,102,170
European Investment Bank
(u) 3.250%, 10/14/11	1,000	1,041,039
Inter-American Development Bank
(u) 5.000%, 04/05/11	1,500	1,577,120

ENGHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
(u) 4.875%, 03/15/11	3,840	$4,028,594

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		8,748,923

SWEDEN — (0.7%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,054,878

UNITED KINGDOM — (8.4%)
Bank of Scotland P.L.C.
4.625%, 11/04/11	2,000	3,350,913
BP Capital Markets P.L.C. Floating Rate Note
(r)(u)1.253%, 03/17/11	2,000	2,024,994
Clydesdale Bank P.L.C.
3.375%, 12/09/11	800	1,319,731
Network Rail Infrastructure Finance P.L.C.
(u) 3.000%, 01/24/11	3,115	3,183,299
Royal Bank of Scotland P.L.C.
4.125%, 11/14/11	2,000	3,336,556

TOTAL UNITED KINGDOM		13,215,493

UNITED STATES — (15.9%)
Barclays Bank P.L.C. Floating Rate Note
(r) 0.450%, 01/14/11	$1,000	1,000,473
CME Group, Inc. Floating Rate Note
(r) 0.928%, 08/06/10	4,000	4,014,908
General Electric Capital Corp. Floating Rate Note
(r) 0.731%, 02/01/11	4,000	4,018,668
(r) 0.335%, 06/06/11	1,000	996,055
John Deere Capital Corp. Floating Rate Note
(r) 0.706%, 02/26/10	4,000	4,001,232
JPMorgan Chase & Co.
(u) 3.750%, 12/12/11	1,000	1,664,171
JPMorgan Chase & Co. Floating Rate Note
(r) 1.004%, 06/13/11	1,800	1,812,303
Procter & Gamble International Funding Floating Rate Note
(r) 0.285%, 05/07/10	400	399,811
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.304%, 06/16/10	1,000	1,000,238
(r) 0.351%, 10/04/11	2,000	2,000,108
Wells Fargo Bank & Co.
4.625%, 08/09/10	4,000	4,088,936

TOTAL UNITED STATES		24,996,903

TOTAL BONDS		112,399,732

AGENCY OBLIGATIONS — (18.5%)
Federal Farm Credit Bank
1.125%, 10/03/11	2,000	2,004,714
Federal Home Loan Bank
1.375%, 05/16/11	1,500	1,514,326
3.750%, 09/09/11	2,000	2,093,000
3.625%, 09/16/11	4,200	4,389,756
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	1,000	1,074,040
Federal Home Loan Mortgage Corporation Discount Notes
❖ 0.070%, 03/08/10	5,000	4,999,692
❖ 0.070%, 03/08/10	5,000	4,999,692
❖ 0.083%, 03/08/10	5,000	4,999,692
Federal National Mortgage Association
3.375%, 05/19/11	3,000	3,109,764

TOTAL AGENCY OBLIGATIONS. .		29,184,676

COMMERCIAL PAPER — (5.1%)
Old Line Funding LLC
0.180%, 04/07/10	4,400	4,398,180
Total Capital Canada, Ltd.
0.190%, 02/17/10	700	699,932
Total Capital SA
0.160%, 03/31/10	2,900	2,899,414

TOTAL COMMERCIAL PAPER		7,997,526

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (1.3%)
U.S. Treasury Note
1.750%, 11/15/11	$2,000	$2,037,032

EXCHANGE-TRADED FUND — (3.0%)
UNITED STATES — (3.0%)
SPDR Trust Series I	44,100	4,735,017

TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	1,312,021	1,312,021

TOTAL INVESTMENTS — (100.0%) (Cost $156,800,172)##		$157,666,004

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$112,399,732	—	$112,399,732
Agency Obligations	—	29,184,676	—	29,184,676
U.S. Treasury Obligations	—	2,037,032	—	2,037,032
Commercial Paper	—	7,997,526	—	7,997,526
Exchange-Traded Fund	$4,735,017	—	—	4,735,017
Temporary Cash Investments	1,312,021	—	—	1,312,021
Other Financial Instruments**	(4,066,163)	361,121	—	(3,705,042)

TOTAL.	$1,980,875	$151,980,087	—	$153,960,962

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$6,155,509,896

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,069,358,169)##	$6,155,509,896

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$6,155,509,896	—	—	$6,155,509,896

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Shares	Value†
COMMON STOCKS — (85.6%)
Consumer Discretionary — (15.6%)
*1-800-FLOWERS.COM, Inc.	44,475	$92,063
*4Kids Entertainment, Inc.	49,167	72,276
*99 Cents Only Stores	169,700	2,212,888
*AC Moore Arts & Crafts, Inc.	78,473	219,724
Acme United Corp.	9,799	87,211
*AH Belo Corp.	67,258	410,946
*Aldila, Inc.	26,679	112,052
*Alloy, Inc.	71,219	549,811
#*American Axle & Manufacturing Holdings, Inc.	89,841	840,013
American Greetings Corp. Class A	38,000	702,240
*America’s Car-Mart, Inc.	54,720	1,287,562
#*AnnTaylor Stores Corp.	107,770	1,353,591
#*Arctic Cat, Inc.	57,401	481,020
Ark Restaurants Corp.	7,555	103,692
#*ArvinMeritor, Inc.	107,857	1,045,134
*Asbury Automotive Group, Inc.	18,700	207,009
*Ascent Media Corp.	4,623	119,135
*Audiovox Corp. Class A	61,217	407,093
#*AutoNation, Inc.	285,685	5,142,330
*Ballantyne Strong, Inc.	40,374	134,445
#Barnes & Noble, Inc.	98,494	1,721,675
*Bassett Furniture Industries, Inc.	48,169	208,572
*Beasley Broadcast Group, Inc.	1,801	6,466
*Beazer Homes USA, Inc.	197,010	768,339
bebe stores, inc.	62,684	387,387
Belo Corp.	214,014	1,421,053
*Benihana, Inc.	11,428	53,712
Big 5 Sporting Goods Corp.	92,711	1,354,508
#*BJ’s Restaurants, Inc.	89,589	1,893,911
*Bluegreen Corp.	81,287	198,340
Blyth, Inc.	33,609	944,077
Bob Evans Farms, Inc.	32,600	909,866
Bon-Ton Stores, Inc. (The)	68,534	599,673
Books-A-Million, Inc.	46,111	293,727
*Borders Group, Inc.	182,159	156,657
#*Boyd Gaming Corp.	221,297	1,726,117
*Brookfield Homes Corp.	124,585	904,487
Brown Shoe Co., Inc.	207,468	2,541,483
#Brunswick Corp.	151,959	1,630,520
*Build-A-Bear-Workshop, Inc.	98,009	467,503
#*Cabela’s, Inc.	285,642	4,604,549
*Cache, Inc.	60,231	252,970
#*California Pizza Kitchen, Inc.	29,905	412,689
#Callaway Golf Co.	208,390	1,554,589
*Canterbury Park Holding Corp.	2,034	14,502
*Caribou Coffee Co., Inc.	22,696	164,092
*Carmike Cinemas, Inc.	35,424	256,116
*Carriage Services, Inc.	42,817	164,845
*Casual Male Retail Group, Inc.	74,715	209,202
*Cavco Industries, Inc.	29,652	1,062,728
*Charming Shoppes, Inc.	306,890	1,783,031
#*Cheesecake Factory, Inc.	58,359	1,233,709
*Chico’s FAS, Inc.	260,866	3,331,259
Christopher & Banks Corp.	147,148	978,534
#Churchill Downs, Inc.	29,069	1,055,205
#Cinemark Holdings, Inc.	382,492	5,423,737
#*Citi Trends, Inc.	2,691	83,771
*Clear Channel Outdoor Holdings, Inc.	52,390	531,759

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Coachmen Industries, Inc.	24,733	$32,153
*Coldwater Creek, Inc.	83,600	372,856
*Collective Brands, Inc.	278,432	5,479,542
Collectors Universe, Inc.	13,784	131,913
#Columbia Sportswear Co.	51,500	2,131,070
#*Conn’s, Inc.	82,576	464,077
#Cooper Tire & Rubber Co.	245,300	4,177,459
*Core-Mark Holding Co., Inc.	56,429	1,682,713
*Cost Plus, Inc.	200	240
*Craftmade International, Inc.	400	1,200
#*Crocs, Inc.	216,799	1,593,473
CSS Industries, Inc.	7,200	124,776
*Culp, Inc.	19,935	259,354
*Cumulus Media, Inc.	3,000	7,350
*Cybex International, Inc.	36,000	45,000
#D.R. Horton, Inc.	137,254	1,618,225
*Dana Holding Corp.	349,064	3,598,850
*dELiA*s, Inc.	102,506	182,461
*Delta Apparel, Inc.	5,900	75,048
*Destination Maternity Corp.	21,398	520,613
Dillard’s, Inc.	225,649	3,736,747
*DineEquity, Inc.	52,900	1,202,946
*Dixie Group, Inc.	2,833	6,757
*Dolan Media Co.	23,900	236,132
*Dorman Products, Inc.	2,530	39,089
Dover Downs Gaming & Entertainment, Inc.	12,000	42,000
Dover Motorsports, Inc.	17,300	38,752
#*Dress Barn, Inc. (The)	139,684	3,288,161
*Drew Industries, Inc.	62,469	1,161,923
*DSW, Inc.	20,775	500,678
#*Eastman Kodak Co.	286,034	1,730,506
*EDCI Holdings, Inc.	836	5,275
*Emerson Radio Corp.	3,618	8,683
#*Entercom Communications Corp.	51,477	435,495
*Entravision Communications Corp.	27,362	81,265
*Ethan Allen Interiors, Inc.	21,200	307,188
*Ever-Glory International Group, Inc.	815	3,586
*EW Scripps Co.	210,597	1,432,060
*Exide Technologies	62,109	480,103
*Famous Dave’s of America, Inc.	1,725	10,781
#*Federal Mogul Corp.	90,697	1,485,617
Finish Line, Inc. Class A	231,108	2,562,988
*Fisher Communications, Inc.	40,982	527,029
Flexsteel Industries, Inc.	7,464	87,105
Foot Locker, Inc.	287,581	3,246,790
FortuNet, Inc.	10,899	24,414
*Franklin Electronic Publishers, Inc.	2,819	6,991
Fred’s, Inc.	97,335	976,270
*Full House Resorts, Inc.	17,467	49,606
#*Furniture Brands International, Inc.	234,146	1,208,193
*Gaiam, Inc.	4,149	26,761
*GameTech International, Inc.	1,700	2,720
Gaming Partners International Corp.	12,270	69,448
#*Gander Mountain Co.	81,839	429,655
Gannett Co., Inc.	124,376	2,008,672
#*Gaylord Entertainment Co.	151,693	2,918,573
*Genesco, Inc.	82,147	1,937,026
*G-III Apparel Group, Ltd.	63,741	1,109,731
*Global Traffic Network, Inc.	2,616	11,615
*Gray Television, Inc.	189,477	375,164
*Great Wolf Resorts, Inc.	70,101	161,933

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Group 1 Automotive, Inc.	84,111	$2,439,219
#Harte-Hanks, Inc.	152,558	1,611,012
#Haverty Furniture Cos., Inc.	83,368	1,027,927
*Hawk Corp.	18,858	327,563
*Heelys, Inc.	114,416	237,985
*Helen of Troy, Ltd.	130,036	3,064,949
*Hollywood Media Corp.	17,128	22,952
Hooker Furniture Corp.	46,814	595,006
*Hot Topic, Inc.	114,146	656,340
*Iconix Brand Group, Inc.	257,210	3,245,990
International Speedway Corp.	59,024	1,517,507
*Isle of Capri Casinos, Inc.	147,357	1,186,224
*J. Alexander’s Corp.	4,290	14,372
#*Jackson Hewitt Tax Service, Inc.	49,565	135,808
*JAKKS Pacific, Inc.	20,099	221,089
#Jarden Corp.	239,973	7,314,377
*Jo-Ann Stores, Inc.	111,790	3,914,886
*Johnson Outdoors, Inc.	1,347	14,292
Jones Apparel Group, Inc.	275,983	3,985,195
Journal Communications, Inc.	127,662	449,370
*Kenneth Cole Productions, Inc. Class A	49,064	502,415
*Kid Brands, Inc.	73,902	368,771
*Kona Grill, Inc.	813	2,927
KSW, Inc.	14,691	57,736
*K-Swiss, Inc. Class A	95,454	866,722
Lacrosse Footwear, Inc.	499	6,776
*Lakeland Industries, Inc.	27,627	232,896
*Lakes Entertainment, Inc.	85,609	213,166
*Landry’s Restaurants, Inc.	10,400	215,696
—*Lazare Kaplan International, Inc.	3,092	7,730
*La-Z-Boy, Inc.	99,881	1,013,792
*Leapfrog Enterprises, Inc.	41,600	137,696
*Lee Enterprises, Inc.	148,360	629,046
#Leggett & Platt, Inc.	57,534	1,050,571
#Lennar Corp. Class A	235,602	3,618,847
Lennar Corp. Class B	35,905	437,682
*Liberty Media Corp. Capital Class A	166,331	4,306,310
*Liberty Media Corp. Interactive Class A	296,826	3,081,054
#*Life Time Fitness, Inc.	41,300	989,135
*Lifetime Brands, Inc.	52,168	415,779
*LIN TV Corp.	13,138	62,668
*Lithia Motors, Inc.	93,011	725,486
#*Live Nation Entertainment, Inc.	264,026	3,028,378
#*Liz Claiborne, Inc.	340,860	1,659,988
*Lodgian, Inc.	10,400	25,584
*Luby’s, Inc.	118,603	406,808
*M/I Homes, Inc.	83,872	865,559
*Mac-Gray Corp.	16,351	146,505
Marcus Corp.	101,682	1,136,805
*MarineMax, Inc.	109,439	988,234
*MAXXAM, Inc.	10	14,750
*McClatchy Co. (The)	284,032	1,519,571
*McCormick & Schmick’s Seafood Restaurants, Inc.	68,367	565,395
MDC Holdings, Inc.	23,668	795,245
*Media General, Inc.	117,338	956,305
#Men’s Wearhouse, Inc. (The)	148,934	3,001,020
#Meredith Corp.	85,290	2,642,284
*Meritage Homes Corp.	130,250	2,916,298
*Modine Manufacturing Co.	164,900	1,568,199
#*Mohawk Industries, Inc.	102,954	4,263,325
*Monarch Casino & Resort, Inc.	21,534	153,968

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Morton’s Restaurant Group, Inc.	76,039	$291,229
*Motorcar Parts of America, Inc.	9,270	53,024
#Movado Group, Inc.	83,623	913,999
*MTR Gaming Group, Inc.	47,163	83,479
*Multimedia Games, Inc.	124,423	613,405
*Nathan’s Famous, Inc.	789	11,874
*Nautilus, Inc.	100,423	252,062
*Navarre Corp.	4,638	9,183
*New Frontier Media, Inc.	88,551	186,843
*New York & Co., Inc.	219,631	790,672
*O’Charley’s, Inc.	101,409	750,427
*Office Depot, Inc.	378,101	2,147,614
*Orbitz Worldwide, Inc.	54,419	334,133
*Orient-Express Hotels, Ltd.	226,967	2,215,198
*Orleans Homebuilders, Inc.	16,969	24,775
*Outdoor Channel Holdings, Inc.	57,130	288,506
#Oxford Industries, Inc.	56,711	1,011,724
#*Pacific Sunwear of California, Inc.	354,305	1,247,154
*Palm Harbor Homes, Inc.	40,347	82,711
#*Penske Automotive Group, Inc.	322,318	4,531,791
Pep Boys - Manny, Moe & Jack (The)	148,652	1,241,244
*Perry Ellis International, Inc.	76,500	1,226,295
Phillips-Van Heusen Corp.	104,053	4,088,242
*Pier 1 Imports, Inc.	25,878	131,978
#*Pinnacle Entertainment, Inc.	136,392	1,112,959
*Playboy Enterprises, Inc. Class B	5,750	18,745
*Pulte Homes, Inc.	333,576	3,509,220
*Quiksilver, Inc.	571,461	1,154,351
*Radio One, Inc. Class D	33,072	106,161
*RC2 Corp.	76,326	1,096,805
*Reading International, Inc. Class A	8,787	35,499
*Red Lion Hotels Corp.	24,058	142,664
#*Red Robin Gourmet Burgers, Inc.	69,149	1,274,416
#Regis Corp.	168,151	2,678,645
*Rent-A-Center, Inc.	175,000	3,500,000
*Retail Ventures, Inc.	149,079	1,234,374
RG Barry Corp.	25,404	224,825
*Rick’s Cabaret International, Inc.	45,075	502,136
*Rocky Brands, Inc.	28,343	243,466
#*Royal Caribbean Cruises, Ltd.	278,627	7,269,378
*Rubio’s Restaurants, Inc.	40,309	312,395
*Ruby Tuesday, Inc.	168,933	1,167,327
*Ruth’s Hospitality Group, Inc.	24,309	67,822
#Ryland Group, Inc.	104,200	2,319,492
*Saga Communications, Inc.	12,163	159,335
*Saks, Inc.	515,680	3,320,979
*Salem Communications Corp.	16,220	86,777
Scholastic Corp.	83,374	2,492,883
Service Corp. International	387,546	2,972,478
*Shiloh Industries, Inc.	23,652	106,434
*Shoe Carnival, Inc.	59,843	1,093,332
#*Signet Jewelers, Ltd. ADR	45,518	1,245,372
#*Sinclair Broadcast Group, Inc. Class A	77,945	393,622
*Skechers U.S.A., Inc. Class A	153,470	4,306,368
Skyline Corp.	37,910	694,132
*Sonic Automotive, Inc.	79,339	757,687
Spartan Motors, Inc.	152,155	912,930
Speedway Motorsports, Inc.	190,135	3,160,044
*Sport Chalet, Inc. Class A	8,807	16,733
Sport Supply Group, Inc.	40,960	487,014
Stage Stores, Inc.	128,881	1,665,143

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Standard Motor Products, Inc.	41,468	$325,109
*Standard Pacific Corp.	510,269	1,852,276
*Stanley Furniture, Inc.	47,264	460,824
*Steak n Shake Co. (The)	6,662	2,140,101
*Stein Mart, Inc.	35,802	282,836
*Steinway Musical Instruments, Inc.	45,844	747,257
#Stewart Enterprises, Inc.	173,541	879,853
*Stoneridge, Inc.	53,740	375,105
*Strattec Security Corp.	1,000	19,860
#Superior Industries International, Inc.	129,800	1,909,358
*Syms Corp.	5,623	43,972
#Systemax, Inc.	36,850	645,980
#*Talbots, Inc.	40,500	456,030
*Tandy Brands Accessories, Inc.	5,681	16,759
*Tandy Leather Factory, Inc.	2,055	7,604
*Tenneco, Inc.	3,181	56,240
*Timberland Co. Class A	64,138	1,103,174
*Toll Brothers, Inc.	269,219	4,972,475
*TRW Automotive Holdings Corp.	148,565	3,421,452
*Tuesday Morning Corp.	124,489	544,017
#*Unifi, Inc.	288,741	964,395
UniFirst Corp.	37,690	1,893,546
*Universal Electronics, Inc.	9,400	223,438
#*Vail Resorts, Inc.	92,600	3,120,620
*Valassis Communications, Inc.	96,290	2,015,350
*VCG Holding Corp.	58,719	126,246
*Wells-Gardner Electronics Corp.	2,193	5,373
Wendy’s/Arby’s Group, Inc.	312,770	1,441,870
*West Marine, Inc.	105,883	888,358
#Whirlpool Corp.	110,030	8,272,055
#Williams-Sonoma, Inc.	28,700	544,726
*Winnebago Industries, Inc.	1,800	21,510
#Wyndham Worldwide Corp.	271,939	5,708,000
#*Zale Corp.	72,700	158,486

Total Consumer Discretionary		310,951,341

Consumer Staples — (2.9%)
*Alliance One International, Inc.	292,510	1,488,876
*American Italian Pasta Co.	157	5,379
Andersons, Inc. (The)	43,600	1,176,328
B&G Foods, Inc.	177,127	1,590,600
*Cagle’s, Inc. Class A	5,800	25,462
CCA Industries, Inc.	19,110	105,678
*Central European Distribution Corp.	2,100	67,305
*Central Garden & Pet Co.	92,273	880,284
*Central Garden & Pet Co. Class A	159,338	1,400,581
#*Chiquita Brands International, Inc.	172,958	2,537,294
*Coffee Holding Co., Inc.	300	1,170
*Constellation Brands, Inc. Class A	282,958	4,549,965
Corn Products International, Inc.	104,227	2,962,131
*Craft Brewers Alliance, Inc.	15,520	36,472
Del Monte Foods Co.	386,240	4,395,411
*Elizabeth Arden, Inc.	97,269	1,509,615
Farmer Brothers Co.	38,580	663,190
*Fresh Del Monte Produce, Inc.	84,141	1,710,587
Golden Enterprises, Inc.	8,214	27,599
#*Great Atlantic & Pacific Tea Co.	98,512	737,855
Griffin Land & Nurseries, Inc. Class A	12,183	336,616
#*Hain Celestial Group, Inc.	136,153	2,177,086
*HQ Sustainable Maritime Industries, Inc.	20,852	146,798
Imperial Sugar Co.	42,865	702,557

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Ingles Markets, Inc.	39,480	$559,037
Inter Parfums, Inc.	72,843	969,540
Mannatech, Inc.	27,262	82,604
*MGP Ingredients, Inc.	16,687	109,634
Nash-Finch Co.	31,907	1,100,792
*Natural Alternatives International, Inc.	6,368	48,747
*NBTY, Inc.	200	8,906
*Nutraceutical International Corp.	53,798	698,836
*Omega Protein Corp.	83,830	360,469
*Pantry, Inc.	75,574	1,017,982
*Parlux Fragrances, Inc.	48,801	82,962
PepsiAmericas, Inc.	160,714	4,668,742
*Physicians Formula Holdings, Inc.	32,616	75,343
*Prestige Brands Holdings, Inc.	251,830	1,956,719
*Ralcorp Holdings, Inc.	21,500	1,328,700
*Reddy Ice Holdings, Inc.	810	4,050
#Ruddick Corp.	21,772	617,236
*Sanfilippo (John B.) & Son, Inc.	19,827	302,362
Schiff Nutrition International, Inc.	30,060	240,480
*Seneca Foods Corp.	2,800	75,600
*Smart Balance, Inc.	41,979	233,403
#*Smithfield Foods, Inc.	226,375	3,409,208
Spartan Stores, Inc.	27,790	376,277
*SUPERVALU, Inc.	90,500	1,331,255
*Susser Holdings Corp.	55,256	487,358
Tasty Baking Co.	25,811	177,838
#*TreeHouse Foods, Inc.	65,340	2,531,272
#Universal Corp.	62,154	2,821,170
Weis Markets, Inc.	45,962	1,632,111
*Winn-Dixie Stores, Inc.	142,499	1,443,515

Total Consumer Staples		57,986,987

Energy — (7.6%)
*Allis-Chalmers Energy, Inc.	320,580	1,170,117
#Alon USA Energy, Inc.	154,395	1,105,468
*Approach Resources, Inc.	12,809	102,600
*Atlas Energy, Inc.	45,750	1,383,938
*ATP Oil & Gas Corp.	203,365	2,942,692
*Basic Energy Services, Inc.	118,075	1,108,724
#Berry Petroleum Corp. Class A	84,369	2,284,713
*Bill Barrett Corp.	65,150	2,019,650
*Bolt Technology Corp.	24,217	242,170
*Boots & Coots, Inc.	41,514	63,932
*Brigham Exploration Co.	163	2,126
*Bristow Group, Inc.	111,779	3,990,510
*Bronco Drilling Co., Inc.	140,754	706,585
*Cal Dive International, Inc.	329,661	2,320,813
*Callon Petroleum Co.	58,196	133,269
#Cimarex Energy Co.	126,477	6,223,933
*Clayton Williams Energy, Inc.	9,589	314,711
*Complete Production Services, Inc.	233,222	2,922,272
*Comstock Resources, Inc.	20,970	817,620
*Contango Oil & Gas Co.	8,300	404,625
*CREDO Petroleum Corp.	3,332	29,988
*Crosstex Energy, Inc.	246,679	1,911,762
*CVR Energy, Inc.	195,341	1,566,635
*Dawson Geophysical Co.	39,323	852,916
Delek US Holdings, Inc.	108,979	760,673
*Double Eagle Petroleum Co.	8,605	37,948
*Encore Acquisition Co.	72,735	3,463,641
#*Exterran Holdings, Inc.	194,684	3,948,192

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Frontier Oil Corp.	81,734	$1,018,406
General Maritime Corp.	81,129	627,938
*Geokinetics, Inc.	32,887	322,293
*GeoMet, Inc.	51,700	56,353
*GeoResources, Inc.	29,732	379,975
*Global Industries, Ltd.	271,118	1,889,692
#*Green Plains Renewable Energy, Inc.	7,450	97,297
Gulf Island Fabrication, Inc.	68,417	1,194,561
*GulfMark Offshore, Inc.	76,120	1,868,746
*Gulfport Energy Corp.	25,718	265,924
*Harvest Natural Resources, Inc.	154,854	695,294
*Helix Energy Solutions Group, Inc.	324,769	3,445,799
Helmerich & Payne, Inc.	67,800	2,836,074
*Hercules Offshore, Inc.	349,281	1,362,196
*HKN, Inc.	24,803	72,673
#Holly Corp.	6,847	178,707
#*Hornbeck Offshore Services, Inc.	70,391	1,514,110
*International Coal Group, Inc.	453,037	1,617,342
#*ION Geophysical Corp.	48,454	230,157
*Key Energy Services, Inc.	313,878	3,035,200
Lufkin Industries, Inc.	7,242	458,998
*Mariner Energy, Inc.	110,707	1,599,716
*Matrix Service Co.	18,900	190,701
*Mitcham Industries, Inc.	45,362	335,679
*Natural Gas Services Group, Inc.	52,748	828,671
*Newpark Resources, Inc.	447,297	1,784,715
*Oil States International, Inc.	62,200	2,291,448
*OMNI Energy Services Corp.	48,470	75,129
#Overseas Shipholding Group, Inc.	88,953	3,968,193
*OYO Geospace Corp.	1,500	56,205
*Parker Drilling Co.	307,566	1,479,392
#*Patriot Coal Corp.	238,729	3,697,912
#Patterson-UTI Energy, Inc.	230,889	3,546,455
Penn Virginia Corp.	140,300	3,405,081
*Petroleum Development Corp.	89,285	1,871,414
#*PetroQuest Energy, Inc.	50,087	272,473
*PHI, Inc. Non-Voting	58,867	1,145,552
*Pioneer Drilling Co.	273,357	2,173,188
#Pioneer Natural Resources Co.	149,975	6,595,900
*Plains Exploration & Production Co.	155,941	5,200,632
*Rex Energy Corp.	121,785	1,508,916
*Rosetta Resources, Inc.	117,807	2,422,112
#*Rowan Cos., Inc.	176,146	3,783,616
*SEACOR Holdings, Inc.	38,165	2,681,091
St. Mary Land & Exploration Co.	30,800	986,832
*Stone Energy Corp.	78,580	1,252,565
*Sunoco, Inc.	175,372	4,400,083
*Superior Energy Services, Inc.	65,088	1,495,071
*Superior Well Services, Inc.	106,715	1,689,298
*Swift Energy Corp.	101,019	2,531,536
*T-3 Energy Services, Inc.	47,277	1,066,096
#Tesoro Petroleum Corp.	223,940	2,799,250
*Tetra Technologies, Inc.	113,494	1,187,147
*TGC Industries, Inc.	15,232	61,080
Tidewater, Inc.	78,616	3,680,801
Toreador Resources Corp.	57,697	727,559
*Trico Marine Services, Inc.	99,944	349,804
*Union Drilling, Inc.	94,308	685,619
*Unit Corp.	74,546	3,394,825
#*USEC, Inc.	442,599	1,770,396
*Venoco, Inc.	2,700	31,131

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Western Refining, Inc.	298,300	$1,363,231
*Whiting Petroleum Corp.	72,600	4,832,256
#*Willbros Group, Inc.	65,946	1,008,314

Total Energy		152,227,043

Financials — (21.4%)
#1st Source Corp.	59,475	906,994
21st Century Holding Co.	39,772	160,281
Abington Bancorp, Inc.	120,287	858,849
Advance America Cash Advance Centers, Inc.	74,090	357,855
*Affirmative Insurance Holdings, Inc.	34,487	149,674
*Allegheny Corp.	9,771	2,551,306
Allied World Assurance Co. Holdings, Ltd.	64,409	2,882,947
*Altisource Portfolio Solutions SA	38,597	885,801
#*Amcore Financial, Inc.	2,100	1,827
American Capital, Ltd.	664,834	2,453,237
American Equity Investment Life Holding Co.	295,940	2,172,200
American Financial Group, Inc.	221,530	5,496,159
#American National Insurance Co.	35,132	3,739,450
American Physicians Capital, Inc.	27,017	749,992
*American Safety Insurance Holdings, Ltd.	43,008	591,360
#*AmeriCredit Corp.	308,822	6,475,997
Ameris Bancorp	68,994	644,404
*AMERISAFE, Inc.	94,981	1,643,171
*AmeriServe Financial, Inc.	38,161	56,097
AmTrust Financial Services, Inc.	16,165	193,495
*Argo Group International Holdings, Ltd.	102,258	2,734,379
Arrow Financial Corp.	3,627	94,229
Aspen Insurance Holdings, Ltd.	125,600	3,344,728
#*Asset Acceptance Capital Corp.	109,541	637,529
Associated Banc-Corp.	210,535	2,678,005
Assurant, Inc.	157,251	4,942,399
Assured Guaranty, Ltd.	213,631	4,840,878
ASTA Funding, Inc.	33,960	211,910
#Astoria Financial Corp.	408,185	5,388,042
Atlantic Coast Federal Corp.	24,764	37,394
*Avatar Holdings, Inc.	40,115	679,548
*B of I Holding, Inc.	23,820	282,743
Baldwin & Lyons, Inc. Class B	4,725	112,408
#BancFirst Corp.	21,746	876,364
*Bancorp, Inc.	75,627	552,833
BancorpSouth, Inc.	66,900	1,530,672
#BancTrust Financial Group, Inc.	66,820	260,598
Bank Mutual Corp.	85,949	574,139
Bank of Commerce Holdings	1,700	9,180
*Bank of Granite Corp.	3,994	6,670
#Bank of the Ozarks, Inc.	31,788	941,878
BankAtlantic Bancorp, Inc.	177,269	260,586
BankFinancial Corp.	110,457	1,054,864
#Banner Corp.	81,753	241,989
Bar Harbor Bankshares	5,142	138,885
*Beneficial Mutual Bancorp, Inc.	2,385	21,489
#Berkshire Hills Bancorp, Inc.	49,107	812,721
#Boston Private Financial Holdings, Inc.	354,873	2,544,439
#Brookline Bancorp, Inc.	122,639	1,227,616
Cadence Financial Corp.	24,893	46,052
Camco Financial Corp.	511	1,538
Capital City Bank Group, Inc.	41,322	495,038
Capital Southwest Corp.	16,961	1,381,473
CapitalSource, Inc.	268,753	1,287,327
#Capitol Bancorp, Ltd.	68,639	157,870

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Cardinal Financial Corp.	133,781	$1,248,177
Carver Bancorp, Inc.	400	2,904
Cascade Financial Corp.	52,897	116,902
Cash America International, Inc.	21,801	819,500
Cathay General Bancorp	121,206	1,161,153
Center Bancorp, Inc.	36,484	302,091
*Center Financial Corp.	78,280	372,613
CenterState Banks of Florida, Inc.	3,667	40,557
*Central Jersey Bancorp	11,021	32,843
#*Central Pacific Financial Corp.	75,110	121,678
#Chemical Financial Corp.	56,661	1,200,647
Cincinnati Financial Corp.	42,527	1,122,288
Citizens Community Bancorp, Inc.	6,167	25,747
*Citizens, Inc.	65,800	424,410
#City Holding Co.	6,048	190,089
#City National Corp.	80,810	3,991,206
*CNA Surety Corp.	117,191	1,640,674
CoBiz Financial, Inc.	87,603	467,800
Columbia Banking System, Inc.	123,173	2,339,055
Comerica, Inc.	117,411	4,051,854
#Community Bank System, Inc.	97,636	2,041,569
#Community Trust Bancorp, Inc.	36,322	920,036
CompuCredit Holdings Corp.	223,647	746,981
*Conseco, Inc.	1,068,338	5,085,289
Consolidated-Tokoma Land Co.	6,505	215,185
*Cowen Group, Inc.	41,470	205,277
*Crescent Financial Corp.	35,245	111,374
#CVB Financial Corp.	74,920	717,734
Danvers Bancorp, Inc.	58,330	795,621
#*Dearborn Bancorp, Inc.	2,910	4,714
Delphi Financial Group, Inc. Class A	204,622	4,143,596
Dime Community Bancshares, Inc.	53,094	641,906
*Dollar Financial Corp.	61,098	1,377,760
Donegal Group, Inc. Class A	64,488	951,198
#*Doral Financial Corp.	39,800	141,290
*E*TRADE Financial Corp.	168,018	255,387
East West Bancorp, Inc.	244,906	4,023,806
Eastern Insurance Holdings, Inc.	41,651	351,118
EMC Insurance Group, Inc.	35,607	736,353
*Employers Holdings, Inc.	46,140	610,432
*Encore Bancshares, Inc.	22,548	185,796
*Encore Capital Group, Inc.	99,497	1,569,068
#Endurance Specialty Holdings, Ltd.	92,154	3,319,387
*Enstar Group, Ltd.	4,000	259,560
Enterprise Bancorp, Inc.	630	6,539
Enterprise Financial Services Corp.	26,486	247,379
ESB Financial Corp.	28,944	339,224
ESSA Bancorp, Inc.	72,946	864,410
#F.N.B. Corp.	318,061	2,255,052
Farmers Capital Bank Corp.	800	7,088
FBL Financial Group, Inc. Class A	108,439	1,945,396
Federal Agricultural Mortgage Corp.	42,829	323,787
Fidelity National Financial, Inc.	286,810	3,699,849
*Fidelity Southern Corp.	1,732	8,779
Financial Federal Corp.	41,142	1,121,531
Financial Institutions, Inc.	12,625	159,075
*First Acceptance Corp.	83,671	160,648
First American Corp.	181,943	5,380,055
First Bancorp (318672102)	125,527	286,202
First Bancorp (318910106)	66,864	1,035,055
First Busey Corp.	102,901	365,299

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Business Financial Services, Inc.	400	$4,060
First Citizens BancShares, Inc.	3,500	586,985
First Commonwealth Financial Corp.	137,787	807,432
First Community Bancshares, Inc.	9,075	105,815
First Defiance Financial Corp.	37,229	393,138
First Federal Bancshares of Arkansas, Inc.	900	2,826
*First Federal of Northern Michigan Bancorp, Inc.	100	126
First Financial Bancorp	76,065	1,247,466
First Financial Corp.	31,481	868,876
First Financial Holdings, Inc.	72,613	856,107
First Financial Northwest, Inc.	97,742	605,023
*First Horizon National Corp.	352,149	4,560,330
*First Marblehead Corp. (The)	149,518	319,969
First Merchants Corp.	46,420	313,799
First Mercury Financial Corp.	86,065	1,128,312
First Midwest Bancorp, Inc.	157,121	2,069,284
First Niagara Financial Group, Inc.	253,754	3,484,042
First Place Financial Corp.	34,734	108,717
First Security Group, Inc.	32,786	76,391
*First South Bancorp, Inc.	3,788	38,259
*FirstCity Financial Corp.	33,329	204,973
FirstMerit Corp.	106,974	2,191,897
Flagstone Reinsurance Holdings, Ltd.	183,717	1,923,517
Flushing Financial Corp.	116,521	1,427,382
#FNB United Corp.	6,938	11,170
#*Forest City Enterprises, Inc. Class A	206,291	2,333,151
*Forestar Group, Inc.	500	9,285
*FPIC Insurance Group, Inc.	13,855	525,797
Fulton Financial Corp.	264,570	2,444,627
*Genworth Financial, Inc.	545,763	7,553,360
German American Bancorp, Inc.	26,575	394,905
GFI Group, Inc.	66,770	325,170
#Glacier Bancorp, Inc.	39,596	567,807
Great Southern Bancorp, Inc.	45,442	1,021,082
#Greene Bancshares, Inc.	57,597	325,423
*Greenlight Capital Re, Ltd.	23,636	570,809
*Guaranty Bancorp	157,763	228,756
*Hallmark Financial Services, Inc.	93,905	737,154
Hampden Bancorp, Inc.	20,730	221,811
#Hampton Roads Bankshares, Inc.	22,067	43,913
#*Hanmi Financial Corp.	161,747	321,877
Hanover Insurance Group, Inc.	99,669	4,227,959
Harleysville Group, Inc.	60,242	1,945,817
Harleysville National Corp.	75,481	482,324
*Harris & Harris Group, Inc.	139,958	565,430
HCC Insurance Holdings, Inc.	177,467	4,809,356
Heartland Financial USA, Inc.	30,565	426,382
Heritage Commerce Corp.	46,243	175,723
Heritage Financial Corp.	15,395	216,454
HF Financial Corp.	1,557	15,788
*HFF, Inc.	500	3,090
*Hilltop Holdings, Inc.	260,301	2,946,607
Home Bancshares, Inc.	32,891	808,461
Home Federal Bancorp, Inc.	80,150	1,065,995
HopFed Bancorp, Inc.	6,058	63,003
Horace Mann Educators Corp.	139,649	1,674,392
#Huntington Bancshares, Inc.	1,168,996	5,599,491
IBERIABANK Corp.	39,935	2,134,126
Independence Holding Co.	32,376	263,217
#Independent Bank Corp. (453836108)	81,432	1,897,366
#Independent Bank Corp. (453838104)	2,197	1,604

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Indiana Community Bancorp	738	$6,000
Infinity Property & Casualty Corp.	12,200	483,852
*Interactive Brokers Group, Inc.	49,600	788,640
*International Assets Holding Corp.	2,072	30,852
#International Bancshares Corp.	170,805	3,559,576
*Intervest Bancshares Corp.	5,509	22,036
*Investment Technology Group, Inc.	92,353	1,893,237
*Investors Bancorp, Inc.	106,409	1,258,818
JMP Group, Inc.	29,835	231,818
#Jones Lang LaSalle, Inc.	24,940	1,421,829
K-Fed Bancorp	15,342	135,930
*Knight Capital Group, Inc.	24,535	383,727
*LaBranche & Co., Inc.	28,200	125,208
#Lakeland Bancorp, Inc.	88,741	610,538
Lakeland Financial Corp.	31,991	593,433
Legacy Bancorp, Inc.	39,923	382,862
Legg Mason, Inc.	18,100	466,618
LNB Bancorp, Inc.	3,887	16,131
*Louisiana Bancorp, Inc.	13,988	204,924
#M&T Bank Corp.	22,174	1,635,333
#*Macatawa Bank Corp.	64,525	120,017
MainSource Financial Group, Inc.	70,983	391,116
*Markel Corp.	240	78,002
*Market Leader, Inc.	500	965
MarketAxess Holdings, Inc.	48,777	664,831
*Marlin Business Services Corp.	41,976	412,204
Marshall & Ilsley Corp.	516,191	3,566,880
#*Maui Land & Pineapple Co., Inc.	10,282	31,977
Max Capital Group, Ltd.	114,363	2,575,455
MB Financial, Inc.	145,679	2,954,370
*MBIA, Inc.	413,714	2,039,610
#MBT Financial Corp.	34,345	61,134
*MCG Capital Corp.	366,930	1,684,209
Meadowbrook Insurance Group, Inc.	193,565	1,306,564
Medallion Financial Corp.	46,953	377,033
Mercantile Bank Corp.	26,124	99,010
Mercer Insurance Group, Inc.	25,515	433,755
Merchants Bancshares, Inc.	14,609	303,867
#Mercury General Corp.	50,680	1,936,990
*Meridian Interstate Bancorp, Inc.	19,872	189,181
*MF Global Holdings, Ltd.	409,645	2,683,175
#*MGIC Investment Corp.	379,855	2,298,123
MicroFinancial, Inc.	2,546	8,045
MidSouth Bancorp, Inc.	10,400	157,040
Montpelier Re Holdings, Ltd.	135,985	2,296,787
*Nara Bancorp, Inc.	107,081	978,720
*National Financial Partners Corp.	214,972	1,816,513
National Interstate Corp.	9,754	175,572
National Penn Bancshares, Inc.	437,818	2,626,908
National Security Group, Inc.	1,200	16,560
*Navigators Group, Inc.	43,705	1,864,892
#NBT Bancorp, Inc.	25,554	533,056
Nelnet, Inc. Class A	112,927	1,884,752
*New Century Bancorp, Inc.	700	3,668
New England Bancshares, Inc.	4,879	27,176
New Hampshire Thrift Bancshares, Inc.	500	5,225
New Westfield Financial, Inc.	98,827	806,428
NewAlliance Bancshares, Inc.	251,436	2,926,715
*NewBridge Bancorp	5,106	11,284
*NewStar Financial, Inc.	188,015	817,865
*North Valley Bancorp	30,505	56,739

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northeast Community Bancorp, Inc.	8,278	$49,585
Northfield Bancorp, Inc.	17,470	231,303
*Northwest Bancshares, Inc.	153,551	1,798,082
OceanFirst Financial Corp.	34,253	354,861
*Ocwen Financial Corp.	248,663	2,277,753
Old National Bancorp	58,162	700,270
#Old Republic International Corp.	431,692	4,571,618
#Old Second Bancorp, Inc.	54,173	320,704
OneBeacon Insurance Group, Ltd.	99,210	1,287,746
Oriental Financial Group, Inc.	115,801	1,317,815
#Pacific Capital Bancorp	3,111	3,733
Pacific Continental Corp.	1,219	12,373
*Pacific Mercantile Bancorp	32,459	97,052
#PacWest Bancorp	32,911	682,903
#Park National Corp.	16,231	889,459
Patriot National Bancorp	2,600	4,576
Peapack-Gladstone Financial Corp.	1,785	18,921
#*Penson Worldwide, Inc.	125,056	1,052,972
Peoples Bancorp, Inc.	46,950	609,411
#*PHH Corp,	160,348	2,796,469
#*Phoenix Cos., Inc. (The)	569,511	1,338,351
*PICO Holdings, Inc.	47,224	1,482,361
*Pinnacle Financial Partners, Inc.	42,222	638,397
#*Piper Jaffray Cos., Inc.	28,799	1,399,055
Platinum Underwriters Holdings, Ltd.	66,195	2,400,231
*PMA Capital Corp.	100,298	603,794
#*PMI Group, Inc. (The)	428,672	921,645
*Popular, Inc.	548,323	1,178,894
#*Portfolio Recovery Associates, Inc.	36,814	1,677,982
#Preferred Bank	63,287	101,259
Premier Financial Bancorp, Inc.	223	1,641
Presidential Life Corp.	66,072	596,630
PrivateBancorp, Inc.	81,632	1,110,195
*ProAssurance Corp.	43,700	2,218,212
#Prosperity Bancshares, Inc.	95,483	3,849,875
Protective Life Corp.	137,532	2,317,414
Provident Financial Holdings, Inc.	9,392	33,342
Provident Financial Services, Inc.	199,000	2,268,600
Provident New York Bancorp	75,956	619,041
PSB Holdings, Inc.	599	2,082
QC Holdings, Inc.	80,989	498,082
Radian Group, Inc.	351,627	2,260,962
#Raymond James Financial, Inc.	7,900	199,949
Regions Financial Corp.	2,700	17,145
Reinsurance Group of America, Inc.	119,151	5,805,037
RenaissanceRe Holdings, Ltd.	82,156	4,451,212
#Renasant Corp.	98,155	1,408,524
*Republic First Bancorp, Inc.	4,250	18,572
Resource America, Inc.	77,197	295,665
Rewards Network, Inc.	12,896	166,358
*Riverview Bancorp, Inc.	28,496	68,390
RLI Corp.	7,585	390,324
Rockville Financial, Inc.	18,846	183,183
*Rodman & Renshaw Capital Group, Inc.	2,000	8,440
Rome Bancorp, Inc.	8,525	68,285
S&T Bancorp, Inc.	35,659	624,746
*Safeguard Scientifics, Inc.	46,491	503,498
Safety Insurance Group, Inc.	45,449	1,590,715
Sanders Morris Harris Group, Inc.	132,333	625,935
#Sandy Spring Bancorp, Inc.	73,271	878,519
SCBT Financial Corp.	28,380	851,400

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Seabright Insurance Holdings	101,949	$1,037,841
Seacoast Banking Corp. of Florida	78,532	120,939
Selective Insurance Group, Inc.	167,546	2,591,937
*SI Financial Group, Inc.	4,029	21,313
#Sierra Bancorp	13,659	139,595
#Simmons First National Corp. Class A	33,636	902,790
Smithtown Bancorp, Inc.	7,811	42,258
Somerset Hills Bancorp	4,868	37,922
Southern Community Financial Corp.	36,564	80,806
*Southern Connecticut Bancorp, Inc.	500	1,700
*Southern First Bancshares, Inc.	600	4,524
Southwest Bancorp, Inc.	68,296	511,537
StanCorp Financial Group, Inc.	70,200	3,017,196
State Auto Financial Corp.	83,757	1,315,822
State Bancorp, Inc.	12,357	90,824
StellarOne Corp.	71,415	747,001
Sterling Bancorp	28,431	211,811
Sterling Bancshares, Inc.	226,682	1,158,345
#Stewart Information Services Corp.	68,284	700,594
*Stratus Properties, Inc.	1,122	11,276
Student Loan Corp.	18,293	828,673
*Sun Bancorp, Inc.	79,921	304,499
#*Superior Bancorp	1,284	4,301
#Susquehanna Bancshares, Inc.	366,993	2,880,895
SWS Group, Inc.	56,135	673,620
#Synovus Financial Corp.	608,100	1,678,356
#*Taylor Capital Group, Inc.	53,415	486,611
Teche Holding Co.	100	3,117
*Texas Capital Bancshares, Inc.	67,987	1,145,581
*Thomas Properties Group, Inc.	52,973	140,378
*Thomas Weisel Partners Group, Inc.	121,227	517,639
#*TIB Financial Corp.	38,673	33,646
*Tidelands Bancshares, Inc.	400	1,520
#*TierOne Corp.	8,150	8,109
#*Torchmark Corp.	94,364	4,236,944
Tower Group, Inc.	392	8,663
#TowneBank	22,005	235,233
Transatlantic Holdings, Inc.	115,613	5,744,810
*Tree.com, Inc.	51,185	374,162
*Trenwick Group, Ltd.	38,857	206
TriCo Bancshares	33,576	579,522
Trustmark Corp.	139,806	3,187,577
Umpqua Holdings Corp.	365,581	4,518,581
Union Bankshares Corp.	30,798	395,754
*United America Indemnity, Ltd.	86,816	615,525
#United Bankshares, Inc.	84,746	2,110,175
*United Community Banks, Inc.	158,880	713,371
*United Community Financial Corp.	8,299	14,938
United Financial Bancorp, Inc.	89,952	1,181,969
United Fire & Casualty Co.	71,004	1,194,287
*United PanAm Financial Corp.	22,650	64,552
#*United Security Bancshares	971	4,902
United Western Bancorp, Inc.	31,871	106,130
Unitrin, Inc.	204,114	4,429,274
Universal Insurance Holdings, Inc.	7,575	44,768
Univest Corp. of Pennsylvania	25,788	453,353
Validus Holdings, Ltd.	168,614	4,468,271
#*Virginia Commerce Bancorp, Inc.	82,340	478,395
*Virtus Investment Partners, Inc.	1,125	18,416
#W. R. Berkley Corp.	180,115	4,382,198
Washington Banking Co.	15,433	182,109

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Washington Federal, Inc.	136,772	$2,550,798
#Washington Trust Bancorp, Inc.	36,748	628,023
*Waterstone Financial, Inc.	1,958	4,308
Webster Financial Corp.	301,372	4,662,225
WesBanco, Inc.	51,915	753,287
#Wesco Financial Corp.	2,775	979,575
West Bancorporation	39,050	199,155
West Coast Bancorp	61,650	160,906
#*Western Alliance Bancorp	197,128	1,011,267
White Mountains Insurance Group, Ltd.	15,966	5,116,624
#Whitney Holding Corp.	252,932	3,141,415
#Wilmington Trust Corp.	133,749	1,754,787
#Wilshire Bancorp, Inc.	102,751	946,337
#Wintrust Financial Corp.	108,480	3,768,595
*World Acceptance Corp.	13,287	536,662
Yadkin Valley Financial Corp.	17,395	70,798
Zenith National Insurance Corp.	138,232	3,856,673
#Zions Bancorporation	178,645	3,388,896
*ZipRealty, Inc.	32,384	134,717

Total Financials		426,038,342

Health Care — (6.5%)
*A.D.A.M., Inc.	10,500	41,055
*Accelrys, Inc.	63,869	363,415
*Achillion Pharmaceuticals, Inc.	13,600	32,096
*Adolor Corp.	123,595	194,044
*Affymetrix, Inc.	29,600	156,288
*Air Methods Corp.	49,109	1,501,262
*Albany Molecular Research, Inc.	11,902	112,950
*Allied Healthcare International, Inc.	213,745	570,699
#*Amedisys, Inc.	7,930	435,754
*American Dental Partners, Inc.	72,273	914,253
*AMICAS, Inc.	47,041	252,610
*AMN Healthcare Services, Inc.	153,365	1,334,276
*Amsurg Corp.	74,948	1,582,152
Analogic Corp.	21,292	851,680
*AngioDynamics, Inc.	114,911	1,844,322
*Anika Therapeutics, Inc.	40,915	256,537
*Animal Health International, Inc.	10,700	20,223
*ARCA Biopharma, Inc.	1,700	4,981
*Assisted Living Concepts, Inc.	48,674	1,257,249
*BioClinica, Inc.	30,899	135,956
*Biodel, Inc.	15,480	62,075
*BioScrip, Inc.	163,050	1,185,374
*BMP Sunstone Corp.	40,794	219,472
*Brookdale Senior Living, Inc.	106,500	1,943,625
*Caliper Life Sciences, Inc.	67,290	197,160
*Cambrex Corp.	108,647	584,521
*Cantel Medical Corp.	67,827	1,307,705
*Capital Senior Living Corp.	125,899	634,531
*Cardiac Science Corp.	50,750	131,950
*Celera Corp.	111,107	747,750
*Community Health Systems, Inc.	178,748	5,830,760
*Conmed Corp.	84,860	1,825,339
*Continucare Corp.	27,050	130,922
#Cooper Cos., Inc.	102,600	3,623,832
*Coventry Health Care, Inc.	184,380	4,218,614
*CPEX Pharmaceuticals, Inc.	2,010	31,678
*Cross Country Healthcare, Inc.	81,152	735,237
*Cutera, Inc.	64,483	569,385
*Cynosure, Inc.	27,767	281,557

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Dialysis Corp. of America	200	$1,398
*Digirad Corp.	65,481	129,652
*DUSA Pharmaceuticals, Inc.	434	608
*Dynacq Healthcare, Inc.	5,490	16,745
#*Emeritus Corp.	77,800	1,415,960
Ensign Group, Inc.	29,700	507,573
*Enzo Biochem, Inc.	22,412	106,233
*ev3, Inc.	305,507	4,454,292
*Exactech, Inc.	24,481	395,368
*Facet Biotech Corp.	4,371	68,843
*Five Star Quality Care, Inc.	142,752	451,096
*Gentiva Health Services, Inc.	84,121	2,148,450
#*Greatbatch, Inc.	56,296	1,106,216
*Hanger Orthopedic Group, Inc.	16,467	267,753
*Harvard Bioscience, Inc.	97,578	336,644
*Health Net, Inc.	67,162	1,629,350
*HealthSpring, Inc.	163,001	2,834,587
*HealthStream, Inc.	51,319	202,710
*HealthTronics, Inc.	154,313	433,620
*Healthways, Inc.	44,024	751,049
*Hi-Tech Pharmacal Co., Inc.	51,123	1,101,189
*Hologic, Inc.	358,368	5,400,606
*Home Diagnostics, Inc.	73,773	451,491
*Infinity Pharmaceuticals, Inc.	19,055	116,426
*IntegraMed America, Inc.	21,028	170,537
#Invacare Corp.	136,923	3,428,552
*InVentiv Health, Inc.	54,425	836,512
*Inverness Medical Innovations, Inc.	131,000	5,288,470
*Kendle International, Inc.	55,414	1,121,579
Kewaunee Scientific Corp.	6,030	87,284
*Kindred Healthcare, Inc.	70,917	1,199,206
*King Pharmaceuticals, Inc.	479,100	5,753,991
*K-V Pharmaceutical Co.	89,042	307,195
*Lannet Co., Inc.	14,179	82,947
*LCA-Vision, Inc.	58,998	343,368
*LeMaitre Vascular, Inc.	35,723	166,112
*Lexicon Pharmaceuticals, Inc.	112,356	199,994
#*LifePoint Hospitals, Inc.	99,869	2,994,073
*Magellan Health Services, Inc.	36,068	1,423,965
#*Mannkind Corp.	4,103	41,522
#*Martek Biosciences Corp.	69,611	1,499,421
*Maxygen, Inc.	117,038	654,242
*MedCath Corp.	94,605	642,368
*Medical Action Industries, Inc.	14,678	199,180
#*MediciNova, Inc.	802	5,738
Medicis Pharmaceutical Corp. Class A	47,069	1,087,765
MedQuist, Inc.	5,372	36,691
*MEDTOX Scientific, Inc.	32,989	274,468
*Misonix, Inc.	2,516	5,158
*Molina Healthcare, Inc.	60,502	1,346,170
*Nabi Biopharmaceuticals	94,059	457,127
National Healthcare Corp.	14,705	539,968
*NeurogesX, Inc.	2,002	14,134
*Nighthawk Radiology Holdings, Inc.	77,819	308,941
*NovaMed, Inc.	102,274	422,392
*NxStage Medical, Inc.	67,502	547,441
*Odyssey Healthcare, Inc.	64,686	949,590
#Omnicare, Inc.	136,792	3,419,800
*Omnicell, Inc.	142,721	1,709,798
*OraSure Technologies, Inc.	110,088	563,651
*Osteotech, Inc.	78,816	266,398

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Palomar Medical Technologies, Inc.	69,014	$634,929
*Par Pharmaceutical Cos., Inc.	123,330	3,246,046
*PDI, Inc.	14,795	73,679
PerkinElmer, Inc.	10,512	211,712
*Prospect Medical Holdings, Inc.	8,552	50,542
*Providence Service Corp.	11,627	149,291
#*Psychiatric Solutions, Inc.	82,318	1,815,112
*Regeneration Technologies, Inc.	213,651	675,137
*RehabCare Group, Inc.	7,874	228,818
*Res-Care, Inc.	86,182	776,500
*Salix Pharmaceuticals, Ltd.	94,695	2,770,776
*SciClone Pharmaceuticals, Inc.	3,454	9,119
*Sirona Dental Systems, Inc.	94,625	3,044,086
*Skilled Healthcare Group, Inc.	34,700	226,938
*Solta Medical, Inc.	7,887	14,197
#*SonoSite, Inc.	43,903	1,195,479
*Spectranetics Corp.	72,499	499,518
*SRI/Surgical Express, Inc.	1,900	4,199
*Sun Healthcare Group, Inc.	46,166	403,491
*SunLink Health Systems, Inc.	1,800	3,204
*Sunrise Senior Living, Inc.	82,396	244,716
*Symmetry Medical, Inc.	90,721	809,231
Teleflex, Inc.	43,900	2,509,324
*Theragenics Corp.	26,560	35,325
*Tomotherapy, Inc.	173,918	704,368
*Trimeris, Inc.	14,473	33,288
#*Triple-S Management Corp.	52,205	866,081
*Universal American Corp.	288,295	3,851,621
*Vical, Inc.	26,906	75,875
*Viropharma, Inc.	214,307	2,117,353
*Vital Images, Inc.	74,979	1,066,201
*Watson Pharmaceuticals, Inc.	21,500	824,955
*WellCare Health Plans, Inc.	28,777	897,267
Young Innovations, Inc.	22,109	508,286
*Zoll Medical Corp.	26,754	744,831

Total Health Care		130,168,391

Industrials — (12.3%)
#A.O. Smith Corp.	12,570	535,231
*A.T. Cross Co.	9,700	43,650
#*AAR Corp.	131,210	3,040,136
ABM Industries, Inc.	39,849	773,868
*ACCO Brands Corp.	19,566	150,658
Aceto Corp.	59,467	313,986
#*AGCO Corp.	134,825	4,167,441
*Air Transport Services Group, Inc.	37,687	87,057
Aircastle, Ltd.	242,180	2,303,132
Alamo Group, Inc.	51,276	920,404
*Alaska Air Group, Inc.	90,980	2,851,313
Albany International Corp.	45,152	898,073
Alexander & Baldwin, Inc.	112,539	3,595,621
*Allied Defense Group, Inc.	28,781	207,511
*Allied Motion Technologies, Inc.	336	899
*Altra Holdings, Inc.	17,328	190,955
*Amerco, Inc.	82,298	3,110,041
#*American Commercial Lines, Inc.	10,839	166,270
American Railcar Industries, Inc.	93,903	930,579
American Woodmark Corp.	39,878	803,940
Ameron International Corp.	23,732	1,638,220
Ampco-Pittsburgh Corp.	12,000	306,360
*AMREP Corp.	5,936	81,323

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Apogee Enterprises, Inc.	94,485	$1,300,114
Applied Industrial Technologies, Inc.	202,120	4,406,216
*Argon ST, Inc.	35,520	900,787
#Arkansas Best Corp.	56,070	1,263,818
#*Armstrong World Industries, Inc.	83,958	3,058,590
#*Astec Industries, Inc.	38,597	960,679
*ATC Technology Corp.	62,973	1,377,220
*Atlas Air Worldwide Holdings, Inc.	57,106	2,094,077
#*Avis Budget Group, Inc.	279,670	3,026,029
#Baldor Electric Co.	127,781	3,153,635
*Baldwin Technology Co., Inc. Class A	25,200	31,752
Barnes Group, Inc.	115,388	1,850,824
Barrett Business Services, Inc.	45,795	586,634
*BE Aerospace, Inc.	79,508	1,783,364
Belden, Inc.	62,090	1,417,515
*BlueLinx Holdings, Inc.	101,805	289,126
Bowne & Co., Inc.	97,062	637,697
Brady Co. Class A	21,017	593,940
Briggs & Stratton Corp.	164,607	2,720,954
*BTU International, Inc.	15,123	80,908
#*Builders FirstSource, Inc.	59,129	198,082
*C&D Technologies, Inc.	68,132	100,835
*CAI International, Inc.	31,236	248,014
Cascade Corp.	9,440	273,288
*Casella Waste Systems, Inc.	76,336	332,062
#*CBIZ, Inc.	18,311	132,755
CDI Corp.	94,325	1,215,849
*CECO Environmental Corp.	28,859	105,913
*Celadon Group, Inc.	106,824	1,049,012
#*Cenveo, Inc.	6,500	46,930
*Ceradyne, Inc.	70,449	1,376,573
*Chart Industries, Inc.	4,900	79,037
Chase Corp.	2,628	31,930
CIRCOR International, Inc.	74,316	2,099,427
*Columbus McKinnon Corp.	65,732	892,641
Comfort Systems USA, Inc.	92,822	1,088,802
*Commercial Vehicle Group, Inc.	24,579	117,733
*COMSYS IT Partners, Inc.	6,441	81,414
*Consolidated Graphics, Inc.	57,634	1,945,148
*Cornell Cos., Inc.	54,833	1,151,493
Courier Corp.	31,980	447,080
*Covenant Transportation Group, Inc.	13,325	47,970
*CPI Aerostructures, Inc.	11,910	73,247
*CRA International, Inc.	50,886	1,320,492
Diamond Management & Technology Consultants, Inc.	24,247	179,428
*Dollar Thrifty Automotive Group, Inc.	50,499	1,230,156
Ducommun, Inc.	56,442	1,014,827
*DXP Enterprises, Inc.	34,003	445,099
*Dycom Industries, Inc.	183,857	1,502,112
#*Eagle Bulk Shipping, Inc.	345,718	1,728,590
*EMCOR Group, Inc.	47,261	1,137,100
#Encore Wire Corp.	66,507	1,330,805
EnergySolutions, Inc.	24,567	205,134
*EnerSys, Inc.	93,643	1,825,102
Ennis, Inc.	137,495	2,062,425
*EnPro Industries, Inc.	85,717	2,087,209
*Esterline Technologies Corp.	90,783	3,427,966
*ExpressJet Holdings, Inc.	75,632	264,712
Federal Signal Corp.	173,393	1,125,321
*Flanders Corp.	57,693	201,349
*Flow International Corp.	87,098	297,004

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Franklin Covey Co.	47,750	$250,210
#Freightcar America, Inc.	55,766	1,087,437
Frozen Food Express Industries, Inc.	5,408	19,469
G & K Services, Inc. Class A	55,918	1,397,950
Gardner Denver Machinery, Inc.	28,073	1,118,709
#GATX Corp.	126,163	3,307,994
#*Genco Shipping & Trading, Ltd.	69,478	1,331,198
*Gencor Industries, Inc.	16,055	111,582
*Genesee & Wyoming, Inc.	9,467	278,992
*GEO Group, Inc. (The)	38,705	716,043
*Gibraltar Industries, Inc.	134,957	1,881,301
*GP Strategies Corp.	63,149	467,303
Great Lakes Dredge & Dock Corp.	284,510	1,681,454
Greenbrier Cos., Inc.	85,859	699,751
*Griffon Corp.	192,823	2,277,240
*H&E Equipment Services, Inc.	160,913	1,707,287
Hardinge, Inc.	52,512	273,588
HEICO Corp.	2,992	127,250
HEICO Corp. Class A	14,402	485,923
#Heidrick & Struggles International, Inc.	48,600	1,235,898
*Herley Industries, Inc.	11,085	135,680
*Hertz Global Holdings, Inc.	335,835	3,479,251
#*Hoku Scientific, Inc.	12,755	31,377
Horizon Lines, Inc.	42,099	199,549
*Hudson Highland Group, Inc.	103,727	424,243
*Hurco Cos., Inc.	33,284	557,840
*ICT Group, Inc.	62,708	994,549
*Innovative Solutions & Support, Inc.	35,308	142,997
*Insituform Technologies, Inc. Class A	82,846	1,696,686
Insteel Industries, Inc.	55,810	551,403
*Integrated Electrical Services, Inc.	32,843	168,813
#*Interline Brands, Inc.	141,927	2,384,374
International Shipholding Corp.	15,012	413,731
*Intersections, Inc.	31,419	136,044
#*JetBlue Airways Corp.	427,270	2,110,714
*Kadant, Inc.	27,628	420,498
Kaman Corp. Class A	27,215	677,381
*Kansas City Southern	139,228	4,135,072
*Kelly Services, Inc. Class A	138,463	1,816,635
Kennametal, Inc.	141,603	3,466,441
*Key Technology, Inc.	9,334	134,596
*Kforce, Inc.	155,271	2,075,973
Kimball International, Inc. Class B	116,504	918,052
*Korn/Ferry International	46,400	686,720
L.S. Starrett Co. Class A	2,000	19,460
*LaBarge, Inc.	7,095	77,903
*Ladish Co., Inc.	67,162	1,037,653
*Layne Christensen Co.	53,889	1,365,008
*LECG Corp.	104,697	298,386
*LMI Aerospace, Inc.	42,908	544,503
LSI Industries, Inc.	96,961	577,888
*Lydall, Inc.	33,041	209,150
*M&F Worldwide Corp.	53,099	1,926,963
*Magnetek, Inc.	8,341	11,344
Manitowoc Co., Inc. (The)	31,100	338,990
*Marten Transport, Ltd.	58,083	1,022,842
Masco Corp.	483,152	6,551,541
McGrath Rentcorp	40,792	859,487
*Metalico, Inc.	111,012	547,289
Met-Pro Corp.	25,037	234,597
*MFRI, Inc.	25,376	173,064

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Miller Industries, Inc.	56,533	$633,735
*Mobile Mini, Inc.	152,246	2,139,056
*Moog, Inc.	36,461	1,100,393
Mueller Industries, Inc.	73,085	1,797,160
Mueller Water Products, Inc.	483,894	2,182,362
Multi-Color Corp.	300	3,507
NACCO Industries, Inc. Class A	32,324	1,739,678
National Technical Systems, Inc.	14,403	81,233
*Navigant Consulting, Inc.	2,290	31,052
*NN, Inc.	55,493	220,307
*North American Galvanizing & Coating, Inc.	44,640	225,878
*Northwest Pipe Co.	41,368	989,523
#*Ocean Power Technologies, Inc.	35,779	215,747
*On Assignment, Inc.	173,705	1,212,461
*Orion Energy Systems, Inc.	2,500	11,900
Oshkosh Truck Corp. Class B	61,800	2,229,126
#*Owens Corning, Inc.	187,200	4,816,656
*P.A.M. Transportation Services, Inc.	23,780	241,129
*Paragon Technologies, Inc.	836	1,965
*Park-Ohio Holdings Corp.	28,070	256,560
Pentair, Inc.	29,495	900,777
*PGT, Inc.	85,108	163,407
*Pike Electric Corp.	33,639	293,332
*Pinnacle Airlines Corp.	32,048	243,885
#*Polypore International, Inc.	73,367	985,319
Portec Rail Products, Inc.	28,071	306,535
*Powell Industries, Inc.	2,870	83,833
#*Power-One, Inc.	19,762	62,646
*PowerSecure International, Inc.	84,798	557,971
Quanex Building Products Corp.	52,989	852,063
*Quixote Corp.	6,788	43,172
R. R. Donnelley & Sons Co.	110,083	2,181,845
*RCM Technologies, Inc.	23,838	61,979
#Regal-Beloit Corp.	17,526	830,732
*Republic Airways Holdings, Inc.	20,900	102,201
Robbins & Myers, Inc.	17,983	399,582
*Rush Enterprises, Inc. Class A	95,559	1,085,550
*Rush Enterprises, Inc. Class B	1,650	16,401
Ryder System, Inc.	101,652	3,700,133
*Saia, Inc.	5,410	64,920
*Sauer-Danfoss, Inc.	14,300	162,591
Schawk, Inc.	84,996	1,094,748
*School Specialty, Inc.	72,801	1,608,174
Seaboard Corp.	540	664,200
SIFCO Industries, Inc.	12,808	160,997
Simpson Manufacturing Co., Inc.	32,481	800,981
SkyWest, Inc.	232,472	3,401,065
*SL Industries, Inc.	6,905	58,692
*Sparton Corp.	17,173	106,473
*Spherion Corp.	147,195	830,180
#Standard Register Co.	21,776	115,848
Standex International Corp.	40,911	933,180
Steelcase, Inc. Class A	173,768	1,230,277
*Sterling Construction Co., Inc.	32,941	626,538
Superior Uniform Group, Inc.	5,139	52,469
*Sykes Enterprises, Inc.	7,264	174,191
*Sypris Solutions, Inc.	11,657	34,272
#TAL International Group, Inc.	123,289	1,738,375
Technology Research Corp.	17,178	60,295
*Tecumseh Products Co. Class A	22,064	244,469
*Tecumseh Products Co. Class B	2,200	24,860

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Terex Corp.	46,700	$912,985
*Thomas & Betts Corp.	33,591	1,134,032
Timken Co.	151,612	3,397,625
#Titan International, Inc.	185,496	1,439,449
#*Titan Machinery, Inc.	54,049	595,620
Todd Shipyards Corp.	13,839	207,031
*TRC Cos., Inc.	12,000	32,280
Tredegar Industries, Inc.	20,400	330,072
#*Trex Co., Inc.	11,230	173,167
*Trimas Corp.	136,100	805,712
#Trinity Industries, Inc.	217,394	3,400,042
Triumph Group, Inc.	72,319	3,683,207
*TrueBlue, Inc.	34,374	498,767
#*Tutor Perini Corp.	95,162	1,813,788
Twin Disc, Inc.	53,358	513,838
*U.S. Home Systems, Inc.	6,589	14,759
*Ultralife Corp.	23,900	91,776
#*United Rentals, Inc.	126,122	1,010,237
*United Stationers, Inc.	32,259	1,760,051
#Universal Forest Products, Inc.	49,319	1,673,887
*Universal Security Instruments, Inc.	100	541
Universal Truckload Services, Inc.	1,832	30,851
*URS Corp.	60,285	2,705,591
*USA Truck, Inc.	51,915	641,150
#*USG Corp.	152,047	1,826,084
*Versar, Inc.	22,979	72,843
Viad Corp.	82,903	1,635,676
*Vicor Corp.	12,401	107,393
Virco Manufacturing Corp.	19,768	69,781
*Volt Information Sciences, Inc.	99,289	922,395
*Wabash National Corp.	106,175	314,278
*Waste Services, Inc.	99,249	901,181
#Watts Water Technologies, Inc.	87,810	2,540,343
*WCA Waste Corp.	26,251	107,629
#Werner Enterprises, Inc.	92,392	1,827,514
#*WESCO International, Inc.	105,293	2,918,722
*Willis Lease Finance Corp.	6,400	105,536

Total Industrials		244,586,298

Information Technology — (13.0%)
*Acorn Energy, Inc.	30,899	193,737
*Actel Corp.	72,701	801,165
*ActivIdentity Corp.	105,564	240,686
*Acxiom Corp.	144,032	2,215,212
*Adaptec, Inc.	288,518	877,095
#*ADC Telecommunications, Inc.	56,663	300,881
*ADDvantage Technologies Group, Inc.	100	215
*Advanced Analogic Technologies, Inc.	92,938	310,413
*Advanced Energy Industries, Inc.	78,220	1,026,246
*Aetrium, Inc.	11,667	30,918
Agilysys, Inc.	24,993	209,941
American Software, Inc. Class A	37,142	203,538
*Amtech Systems, Inc.	39,221	408,291
*Anadigics, Inc.	216,359	783,220
*Anaren, Inc.	47,248	606,192
#*Anixter International, Inc.	78,886	3,287,968
*Applied Micro Circuits Corp.	146,398	1,073,097
*Arris Group, Inc.	291,680	2,928,467
*Arrow Electronics, Inc.	227,021	5,963,842
Astro-Med, Inc.	2,658	19,271
*Atheros Communications, Inc.	9	289

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*ATMI, Inc.	8,520	$142,966
*AuthenTec, Inc.	36,376	93,123
*Aviat Networks, Inc.	213,875	1,537,761
*Avid Technology, Inc.	157,142	1,984,703
*Avnet, Inc.	196,527	5,196,174
AVX Corp.	313,481	3,724,154
*Aware, Inc.	52,590	134,105
*AXT, Inc.	131,774	382,145
Bel Fuse, Inc. Class B	41,444	786,193
*Benchmark Electronics, Inc.	298,403	5,436,903
Black Box Corp.	70,836	1,947,282
*Bottomline Technologies, Inc.	32,877	568,772
*Brightpoint, Inc.	203,492	1,188,393
*Brooks Automation, Inc.	171,419	1,429,634
*Bsquare Corp.	17,207	42,329
#*Cabot Microelectronics Corp.	6,179	217,192
#*CACI International, Inc. Class A	23,775	1,140,487
*CalAmp Corp.	12,500	36,250
*Cascade Microtech, Inc.	41,358	179,080
*CEVA, Inc.	55,579	660,834
*Checkpoint Systems, Inc.	159,906	2,564,892
*Chordiant Software, Inc.	13,707	50,716
*Chyron International Corp.	766	1,670
*Ciber, Inc.	172,666	557,711
*Cirrus Logic, Inc.	145,493	992,262
Cognex Corp.	54,744	896,159
#*Coherent, Inc.	76,938	2,283,520
Cohu, Inc.	110,201	1,427,103
#*CommScope, Inc.	7,595	206,660
Communications Systems, Inc.	37,880	451,151
*Comtech Telecommunications Corp.	5,838	206,432
*Concurrent Computer Corp.	40,327	173,003
*Convergys Corp.	337,669	3,613,058
*CPI International, Inc.	76,381	855,467
*Cray, Inc.	89,587	422,851
CTS Corp.	80,995	616,372
*CyberOptics Corp.	16,073	116,690
#*Cypress Semiconductor Corp.	204,089	2,051,094
*Datalink Corp.	26,296	120,436
*Dataram Corp.	5,144	14,352
*DDi Corp.	88,841	382,905
#*DealerTrack Holdings, Inc.	81,196	1,459,092
*DG FastChannel, Inc.	26,877	732,398
*Digi International, Inc.	93,977	902,179
*Digimarc Corp.	9,521	149,575
*Ditech Networks, Inc.	15,551	19,594
*DivX, Inc.	125,109	703,113
*Double-Take Software, Inc.	5,700	58,197
*DSP Group, Inc.	123,277	849,379
*Dynamics Research Corp.	45,683	512,563
*EchoStar Corp.	20,407	391,814
*Edgewater Technology, Inc.	29,354	88,062
Electro Rent Corp.	112,196	1,311,571
*Electro Scientific Industries, Inc.	14,500	162,545
*Electronics for Imaging, Inc.	222,811	2,582,380
*EMS Technologies, Inc.	43,230	554,209
*Emulex Corp.	49,900	560,876
*Endwave Corp.	41,533	100,510
*Entegris, Inc.	242,742	883,581
*Epicor Software Corp.	159,556	1,223,795
#*EPIQ Systems, Inc.	51,719	618,042

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ePlus, Inc.	30,014	$471,820
*Euronet Worldwide, Inc.	168,101	3,432,622
*Exar Corp.	148,546	1,044,278
*Extreme Networks	198,560	490,443
#Fair Isaac Corp.	2,200	48,246
*Fairchild Semiconductor Corp. Class A	338,716	3,041,670
#*Faro Technologies, Inc.	63,008	1,138,555
#*FEI Co.	21,039	437,611
Fidelity National Information Services, Inc.	40,963	965,088
#*FormFactor, Inc.	108,815	1,683,368
*Frequency Electronics, Inc.	21,658	107,857
*Gerber Scientific, Inc.	120,678	591,322
*Globecomm Systems, Inc.	97,149	706,273
*GSI Technology, Inc.	65,714	293,084
*GTSI Corp.	23,038	125,787
*Hackett Group, Inc.	67,626	156,892
*Harmonic, Inc.	64,700	392,729
*Henry Bros. Electronics, Inc.	2,067	8,898
*Hutchinson Technology, Inc.	126,830	853,566
*Hypercom Corp.	99,853	342,496
*I.D. Systems, Inc.	47,374	135,963
*IAC/InterActiveCorp	221,921	4,456,174
#*ICx Technologies, Inc.	8,265	56,698
*Ikanos Communications, Inc.	53,739	115,539
*Imation Corp.	190,780	1,705,573
*Immersion Corp.	72,167	319,700
*infoGROUP, Inc.	128,244	988,761
*InfoSpace, Inc.	168,957	1,566,231
*Ingram Micro, Inc.	317,283	5,362,083
*Insight Enterprises, Inc.	131,723	1,516,132
*Integrated Device Technology, Inc.	506,604	2,872,445
*Integrated Silicon Solution, Inc.	119,078	687,080
*Internap Network Services Corp.	215,051	956,977
*International Rectifier Corp.	195,751	3,531,348
*Internet Brands, Inc.	155,973	1,221,269
*Internet Capital Group, Inc.	88,126	549,025
*Interphase Corp.	28,274	74,926
Intersil Corp.	85,803	1,155,766
*Intevac, Inc.	76,874	1,093,917
*IntriCon Corp.	4,167	12,501
iPass, Inc.	38,716	42,975
*Ixia	86,601	642,579
*IXYS Corp.	75,104	522,724
Jabil Circuit, Inc.	387,509	5,611,130
*JDA Software Group, Inc.	78,873	2,067,268
*JDS Uniphase Corp.	119,626	940,260
Keithley Instruments, Inc.	38,527	209,202
*Kenexa Corp.	64,339	638,243
*KEY Tronic Corp.	29,701	143,456
Keynote Systems, Inc.	15,371	148,638
*Knot, Inc. (The)	80,938	740,583
*Kopin Corp.	158,072	649,676
#*Kulicke & Soffa Industries, Inc.	7,100	32,731
*KVH Industries, Inc.	44,848	583,024
*L-1 Identity Solutions, Inc.	229,524	1,719,135
*Lattice Semiconductor Corp.	315,137	816,205
*Lawson Software, Inc.	352,587	2,136,677
*LeCroy Corp.	11,315	43,563
*Lionbridge Technologies, Inc.	60,117	139,471
*Littlefuse, Inc.	25,900	778,554
*LoJack Corp.	36,671	156,952

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*LookSmart, Ltd.	30,993	$30,063
#*Loral Space & Communications, Inc.	54,679	1,556,711
Marchex, Inc. Class B	72,387	397,405
*Mattson Technology, Inc.	218,020	719,466
*Measurement Specialties, Inc.	66,354	790,940
*MEMSIC, Inc.	9,243	29,762
*Mentor Graphics Corp.	172,615	1,384,372
*Mercury Computer Systems, Inc.	95,026	1,134,610
#*Merix Corp.	4,370	10,532
*Merrimac Industries, Inc.	400	6,396
Methode Electronics, Inc.	175,972	1,933,932
#*Micron Technology, Inc.	490,800	4,279,776
*Microtune, Inc.	183,612	407,619
*MIPS Technologies, Inc.	51,136	197,385
*MKS Instruments, Inc.	89,522	1,486,065
*ModusLink Global Solutions, Inc.	217,424	2,206,854
Molex, Inc. Class A	24,220	426,999
*MoSys, Inc.	28,079	126,075
*Multi-Fineline Electronix, Inc.	75,075	1,792,040
*Nanometrics, Inc.	36,382	316,523
*Napco Security Technologies, Inc.	17,262	36,078
*NETGEAR, Inc.	83,649	1,726,515
*Network Equipment Technologies, Inc.	22,456	100,827
*Newport Corp.	20,088	170,949
#*Novatel Wireless, Inc.	133,719	1,000,218
#*Novell, Inc.	3,029	13,540
*Novellus Systems, Inc.	141,687	2,961,258
*Nu Horizons Electronics Corp.	78,307	321,059
*Occam Networks, Inc.	62,327	326,593
*OmniVision Technologies, Inc.	167,370	2,159,073
*Online Resources Corp.	19,740	95,344
*Oplink Communications, Inc.	101,890	1,513,067
OPNET Technologies, Inc.	12,404	145,747
*Opnext, Inc.	260,622	492,576
*Optelecom-NKF, Inc.	7,959	20,932
*Optical Cable Corp.	18,563	66,456
*ORBCOMM, Inc.	142,172	324,152
*OSI Systems, Inc.	77,968	2,063,813
*PAR Technology Corp.	51,714	299,424
Park Electrochemical Corp.	17,500	459,375
*PC Connection, Inc.	72,835	466,144
*PC Mall, Inc.	58,159	297,192
*PC-Tel, Inc.	34,660	201,375
*PDF Solutions, Inc.	84,799	335,804
Pegasystems, Inc.	18,559	617,087
*Perceptron, Inc.	20,623	64,962
*Perficient, Inc.	112,204	1,089,501
*Performance Technologies, Inc.	55,291	155,921
*Pericom Semiconductor Corp.	116,313	1,023,554
*Pervasive Software, Inc.	28,642	146,647
*Photronics, Inc.	260,062	1,001,239
*Planar Systems, Inc.	33,738	75,910
#Plantronics, Inc.	34,000	898,280
*PLATO Learning, Inc.	31,883	131,358
*Plexus Corp.	54,080	1,839,261
*PLX Technology, Inc.	88,640	393,562
*Powerwave Technologies, Inc.	52,640	72,117
*Presstek, Inc.	38,707	109,541
•*Price Communications Liquidation Trust	21,600	2,950
Qualstar Corp.	34,000	75,140
*RadiSys Corp.	111,106	834,406

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*RealNetworks, Inc.	574,161	$2,422,959
*Relm Wireless Corp.	800	2,504
Richardson Electronics, Ltd.	71,262	546,580
*Rimage Corp.	24,469	364,833
*Rofin-Sinar Technologies, Inc.	44,666	977,739
*Rogers Corp.	23,200	555,408
#*Rovi Corp.	141,537	4,086,173
#*Rubicon Technology, Inc.	4,700	74,166
*Rudolph Technologies, Inc.	106,920	670,388
*S1 Corp.	104,333	623,911
*Sandisk Corp.	171,319	4,354,929
*Sanmina-SCI Corp.	162,700	2,147,640
#*ScanSource, Inc.	29,094	822,196
*SCM Microsystems, Inc.	6,666	13,665
*SeaChange International, Inc.	139,445	902,209
#*Sigma Designs, Inc.	120,256	1,336,044
*Silicon Graphics International Corp.	151,388	1,212,618
*Silicon Image, Inc.	159,310	383,937
*Silicon Storage Technology, Inc.	100,468	268,250
#*Skyworks Solutions, Inc.	14,346	182,051
*Smart Modular Technologies (WWH), Inc.	132,264	804,165
*Smith Micro Software, Inc.	65,398	506,834
#*Sonic Solutions, Inc.	3,494	29,909
*SonicWALL, Inc.	250,826	1,911,294
*Soundbite Communications, Inc.	3,190	8,549
*Spectrum Control, Inc.	62,971	649,861
*SRA International, Inc.	36,400	626,808
*Standard Microsystems Corp.	95,473	1,904,686
*StarTek, Inc.	71,718	530,713
*Super Micro Computer, Inc.	13,403	165,795
*Support.com, Inc.	216,875	537,850
Sycamore Networks, Inc.	117,297	2,274,389
*Symmetricom, Inc.	77,803	396,795
*Symyx Technologies, Inc.	166,183	820,944
*SYNNEX Corp.	75,838	2,007,432
#*Take-Two Interactive Software, Inc.	66,614	618,178
*Tech Data Corp.	220,978	9,004,854
*TechTarget, Inc.	26,918	142,665
*TechTeam Global, Inc.	40,352	296,991
*Tellabs, Inc.	658,049	4,231,255
*Telular Corp.	25,145	109,129
#*Teradyne, Inc.	207,172	1,934,986
Tessco Technologies, Inc.	22,544	420,446
TheStreet.com, Inc.	121,534	385,263
#*THQ, Inc.	81,200	409,248
*Tollgrade Communications, Inc.	56,777	353,153
*Track Data Corp.	663	2,069
*Transact Technologies, Inc.	3,340	23,981
*Trident Microsystems, Inc.	201,573	366,863
*Triquint Semiconductor, Inc.	324,599	1,947,594
*TTM Technologies, Inc.	189,966	1,966,148
*Ultra Clean Holdings, Inc.	43,001	277,786
*Ultratech, Inc.	34,954	476,773
United Online, Inc.	324,431	2,050,404
#*UTStarcom, Inc.	343,269	741,461
#*Veeco Instruments, Inc.	62,650	1,993,523
#*VeriFone Holdings, Inc.	22,400	398,496
*Vicon Industries, Inc.	22,202	120,779
*Video Display Corp.	3,412	12,897
*Virage Logic Corp.	88,738	494,271
*Virtusa Corp.	111,152	990,364

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Vishay Intertechnology, Inc.	266,504	$2,009,440
Wayside Technology Group, Inc.	4,468	36,325
*Web.com Group, Inc.	98,622	550,311
*Wireless Ronin Technologies, Inc.	22,345	69,716
*WPCS International, Inc.	27,942	85,223
*X-Rite, Inc.	17,562	43,729
*ZiLOG, Inc.	8,724	31,057
*Zoran Corp.	237,067	2,600,625
*Zygo Corp.	43,307	458,621

Total Information Technology		257,792,222

Materials — (5.6%)
A. Schulman, Inc.	62,570	1,409,076
A.M. Castle & Co.	106,181	1,029,956
*American Pacific Corp.	24,161	173,959
*Arabian American Development Co.	870	2,045
Arch Chemicals, Inc.	14,368	401,729
Ashland, Inc.	109,830	4,438,230
*Boise, Inc.	273,248	1,409,960
*Brush Engineered Materials, Inc.	96,017	1,725,426
*Buckeye Technologies, Inc.	192,272	2,199,592
*BWAY Holding Co.	88,011	1,501,468
Cabot Corp.	204,579	5,274,047
Carpenter Technology Corp.	81,466	2,183,289
*Century Aluminum Co.	181,420	2,053,674
*Coeur d’Alene Mines Corp.	156,064	2,188,017
Commercial Metals Co.	151,099	2,076,100
*Core Molding Technologies, Inc.	10,604	31,706
Cytec Industries, Inc.	71,190	2,656,099
#*Domtar Corp.	61,325	2,978,555
Ferro Corp.	195,594	1,517,809
#*Flotek Industries, Inc.	47,301	70,005
Friedman Industries, Inc.	31,541	173,476
*Georgia Gulf Corp.	7,000	107,450
*Graphic Packaging Holding Co.	150,160	507,541
H.B. Fuller Co.	89,200	1,785,784
Haynes International, Inc.	54,282	1,589,920
*Headwaters, Inc.	310,000	1,701,900
#*Hecla Mining Co.	46,600	212,496
*Horsehead Holding Corp.	119,527	1,171,365
Huntsman Corp.	336,481	4,101,703
ICO, Inc.	77,543	598,632
Innophos Holdings, Inc.	32,400	633,744
*Innospec, Inc.	8,998	87,731
Kaiser Aluminum Corp.	65,500	2,302,325
*KapStone Paper & Packaging Corp.	169,212	1,563,519
KMG Chemicals, Inc.	3,630	49,913
*Kronos Worldwide, Inc.	8,600	125,646
*Landec Corp.	62,974	399,885
#*Louisiana-Pacific Corp.	341,437	2,427,617
#MeadWestavco Corp.	313,877	7,555,019
*Mercer International, Inc.	53,430	166,702
Minerals Technologies, Inc.	35,226	1,683,803
#*Mines Management, Inc.	7,631	19,535
*Mod-Pac Corp.	823	3,638
Myers Industries, Inc.	162,636	1,486,493
Neenah Paper, Inc.	33,648	468,380
NL Industries, Inc.	82,934	562,293
*Northern Technologies International Corp.	3,000	30,990
#Olympic Steel, Inc.	56,790	1,575,355
*OM Group, Inc.	117,656	3,837,939

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
P.H. Glatfelter Co.	175,489	$2,421,748
Penford Corp.	50,915	522,388
*PolyOne Corp.	122,861	915,314
Quaker Chemical Corp.	17,153	300,006
Reliance Steel & Aluminum Co.	106,032	4,319,744
*Rockwood Holdings, Inc.	92,201	2,020,124
*RTI International Metals, Inc.	82,300	2,036,925
Schnitzer Steel Industries, Inc. Class A	15,400	623,700
Schweitzer-Maudoit International, Inc.	67,200	5,056,128
#Sensient Technologies Corp.	73,185	1,899,151
Spartech Corp.	151,548	1,529,119
#*Stillwater Mining Co.	75,998	763,780
Synalloy Corp.	10,855	86,514
Temple-Inland, Inc.	154,113	2,676,943
#Texas Industries, Inc.	70,988	2,409,333
*U.S. Gold Corp.	264,214	589,197
*United States Lime & Minerals, Inc.	2,799	110,421
*Universal Stainless & Alloy Products, Inc.	30,423	554,611
Valspar Corp.	86,295	2,285,092
Wausau Paper Corp.	104,800	924,336
#Westlake Chemical Corp.	164,151	3,370,020
#Worthington Industries, Inc.	193,582	2,801,132
*Zoltek Cos., Inc.	97,931	817,724

Total Materials		111,284,986

Telecommunication Services — (0.3%)
*Arbinet Corp.	45,042	100,444
Atlantic Tele-Network, Inc.	3,400	164,662
*FiberTower Corp.	12,636	55,346
*General Communications, Inc. Class A	137,676	816,419
HickoryTech Corp.	1,924	16,354
*IDT Corp.	2,722	10,017
*IDT Corp. Class B	51,260	228,107
*PAETEC Holding Corp.	3,476	11,019
*SureWest Communications	72,206	646,244
Telephone & Data Systems, Inc.	77,418	2,442,538
Telephone & Data Systems, Inc. Special Shares	30,000	852,600
*United States Cellular Corp.	29,540	1,080,278
*Xeta Corp.	9,361	28,738

Total Telecommunication Services		6,452,766

Utilities — (0.4%)
*Dynegy, Inc.	16,600	26,892
Maine & Maritimes Corp.	4,034	131,589
Middlesex Water Co.	44,849	773,645
*Mirant Corp.	258,900	3,642,723
Pennichuck Corp.	4,359	87,049
*RRI Energy, Inc.	464,739	2,300,458
*SJW Corp.	21,436	470,091
Unitil Corp.	16,042	349,234

Total Utilities		7,781,681

TOTAL COMMON STOCKS		1,705,270,057

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	7,455	1,976
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	24,309	3,177
•*West Coast Bancorp Rights 03/01/10	19,597	11,954

TOTAL RIGHTS/WARRANTS		17,107

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	7,287,685	$7,287,685

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.0%)
§@DFA Short Term Investment Fund LP	277,325,766	277,325,766
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $991,700 FHLMC 4.000%, 04/01/24, valued at $920,002) to be repurchased at $893,215	$893	893,206

TOTAL SECURITIES LENDING COLLATERAL		278,218,972

TOTAL INVESTMENTS — (100.0%) (Cost $1,969,659,400)##		$1,990,793,821

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$310,943,611	$7,730	—	$310,951,341
Consumer Staples	57,986,987	—	—	57,986,987
Energy	152,227,043	—	—	152,227,043
Financials	426,038,342	—	—	426,038,342
Health Care	130,168,391	—	—	130,168,391
Industrials	244,586,298	—	—	244,586,298
Information Technology	257,789,272	2,950	—	257,792,222
Materials	111,284,986	—	—	111,284,986
Telecommunication Services	6,452,766	—	—	6,452,766
Utilities	7,781,681	—	—	7,781,681
Rights/Warrants	5,153	11,954	—	17,107
Temporary Cash Investments	7,287,685	—	—	7,287,685
Securities Lending Collateral	—	278,218,972	—	278,218,972

TOTAL	$1,712,552,215	$278,241,606	—	$1,990,793,821

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.7%)
Consumer Discretionary — (16.2%)
*1-800-FLOWERS.COM, Inc.	72,265	$149,589
*4Kids Entertainment, Inc.	220,452	324,064
*AC Moore Arts & Crafts, Inc.	570,031	1,596,087
*AFC Enterprises, Inc.	192,368	1,577,418
*AH Belo Corp.	53,206	325,089
*Aldila, Inc.	77,084	323,753
*Alloy, Inc.	568,715	4,390,480
*Ambassadors International, Inc.	111,991	57,115
*American Axle & Manufacturing Holdings, Inc.	57,367	536,381
*American Biltrite, Inc.	495	891
#American Greetings Corp. Class A	1,903,700	35,180,376
*Amerigon, Inc.	16,070	130,970
#*AnnTaylor Stores Corp.	152,431	1,914,533
*ante4, Inc.	72,013	67,692
#*Arctic Cat, Inc.	257,973	2,161,814
#*ArvinMeritor, Inc.	105,600	1,023,264
*Asbury Automotive Group, Inc.	347,443	3,846,194
*Ascent Media Corp.	15,842	408,248
*Atrinsic, Inc.	105,027	70,368
*Audiovox Corp. Class A	392,974	2,613,277
*Ballantyne Strong, Inc.	278,840	928,537
#Barnes & Noble, Inc.	257,844	4,507,113
*Bassett Furniture Industries, Inc.	176,967	766,267
*Beasley Broadcast Group, Inc.	60,178	216,039
#*Beazer Homes USA, Inc.	888,906	3,466,733
#Belo Corp.	858,285	5,699,012
*Benihana, Inc.	78,533	369,105
*Benihana, Inc. Class A	113,544	500,729
#*Blockbuster, Inc. Class A	59,100	26,595
*Bluegreen Corp.	982,198	2,396,563
Bob Evans Farms, Inc.	984,421	27,475,190
Bon-Ton Stores, Inc. (The)	196,514	1,719,497
Books-A-Million, Inc.	269,630	1,717,543
*Borders Group, Inc.	166,259	142,983
Bowl America, Inc. Class A	17,959	236,161
#*Boyd Gaming Corp.	1,500,048	11,700,374
*Brookfield Homes Corp.	466,155	3,384,285
#Brown Shoe Co., Inc.	771,686	9,453,153
#Brunswick Corp.	1,038,384	11,141,860
#*Build-A-Bear-Workshop, Inc.	352,874	1,683,209
#*Cabela’s, Inc.	1,370,162	22,087,011
*Cache, Inc.	313,648	1,317,322
*California Coastal Communities, Inc.	126,985	177,779
#Callaway Golf Co.	378,837	2,826,124
*Cambium Learning Group, Inc.	65,315	257,342
*Canterbury Park Holding Corp.	17,106	121,966
*Carmike Cinemas, Inc.	146,969	1,062,586
*Carriage Services, Inc.	346,880	1,335,488
*Casual Male Retail Group, Inc.	7,690	21,532
*Cavco Industries, Inc.	71,134	2,549,443
#*Charming Shoppes, Inc.	2,219,959	12,897,962
*Chico’s FAS, Inc.	621,547	7,937,155
Christopher & Banks Corp.	412,774	2,744,947
#Churchill Downs, Inc.	17,471	634,197
*Coachmen Industries, Inc.	261,955	340,542
*Coast Distribution System, Inc.	92,516	363,588
*Cobra Electronics Corp.	216,452	337,665
*Coldwater Creek, Inc.	72,039	321,294

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Collectors Universe, Inc.	44,047	$421,530
*Concord Camera Corp.	95,952	359,820
#*Conn’s, Inc.	324,978	1,826,376
Cooper Tire & Rubber Co.	9,614	163,726
*Core-Mark Holding Co., Inc.	228,297	6,807,817
*Cosi, Inc.	28,918	19,953
*Cost Plus, Inc.	147,462	176,954
#CPI Corp.	40,823	549,478
*Craftmade International, Inc.	1,800	5,400
#*Crocs, Inc.	273,369	2,009,262
#*Crown Media Holdings, Inc.	437,896	617,433
CSS Industries, Inc.	270,150	4,681,699
*Culp, Inc.	69,195	900,227
#*Cumulus Media, Inc.	843,114	2,065,629
*Cybex International, Inc.	231,960	289,950
*Cycle Country Accessories Corp.	4,215	1,602
*Dana Holding Corp.	2,506,401	25,840,994
*Decorator Industries, Inc.	17,364	17,364
*dELiA*s, Inc.	271,854	483,900
*Delta Apparel, Inc.	191,769	2,439,302
#*Design Within Reach, Inc.	94,543	17,963
*Destination Maternity Corp.	134,035	3,261,072
#Dillard’s, Inc.	1,471,963	24,375,707
#*DineEquity, Inc.	268,556	6,106,963
*Dixie Group, Inc.	278,488	664,194
#*Domino’s Pizza, Inc.	189,274	2,138,796
*Dorman Products, Inc.	314,849	4,864,417
Dover Motorsports, Inc.	319,398	715,452
*Dress Barn, Inc. (The)	55,358	1,303,127
*Drugstore.com, Inc.	1,061,445	3,014,504
*Duckwall-ALCO Stores, Inc.	97,600	1,202,432
*EDCI Holdings, Inc.	122,643	773,877
*Einstein Noah Restaurant Group, Inc.	31,238	367,671
*ELXSI Corp.	27,300	28,256
*Emerson Radio Corp.	129,583	310,999
*Emmis Communications Corp. Class A	643,656	759,514
*Enova Systems, Inc.	8,530	14,416
*Escalade, Inc.	1,100	2,717
*EW Scripps Co.	690,989	4,698,725
*Exide Technologies	179,938	1,390,921
*Famous Dave’s of America, Inc.	50,964	318,525
#*Federal Mogul Corp.	313,699	5,138,390
*Federal Screw Works	3,125	6,875
Finish Line, Inc. Class A	954,215	10,582,244
*Fisher Communications, Inc.	68,304	878,389
*Flanigan’s Enterprises, Inc.	4,076	25,067
Flexsteel Industries, Inc.	182,438	2,129,051
#Foot Locker, Inc.	2,168,799	24,485,741
*Footstar, Inc.	468,700	187,480
FortuNet, Inc.	4,304	9,641
*Franklin Electronic Publishers, Inc.	69,820	173,154
*Frederick’s of Hollywood Group, Inc.	10,000	12,100
#Fred’s, Inc.	501,487	5,029,915
Frisch’s Restaurants, Inc.	27,197	651,368
*Full House Resorts, Inc.	76,564	217,442
*Furniture Brands International, Inc.	1,071,948	5,531,252
*Gaiam, Inc.	45,834	295,629
*GameTech International, Inc.	120,681	193,090
Gaming Partners International Corp.	45,976	260,224
*Gander Mountain Co.	330,710	1,736,228
#*Gaylord Entertainment Co.	884,915	17,025,765

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Genesco, Inc.	404,089	$9,528,419
#*G-III Apparel Group, Ltd.	75,964	1,322,533
*Golfsmith International Holdings, Inc.	822	1,891
*Gray Television, Inc.	697,117	1,380,292
*Gray Television, Inc. Class A	23,767	48,009
*Great Wolf Resorts, Inc.	858,355	1,982,800
#*Group 1 Automotive, Inc.	543,660	15,766,140
*Hallwood Group, Inc.	3,300	145,959
*Hampshire Group, Ltd.	41,080	143,780
*Harris Interactive, Inc.	350,669	466,390
*Hastings Entertainment, Inc.	328,256	1,365,545
#Haverty Furniture Cos., Inc.	547,000	6,744,510
Haverty Furniture Cos., Inc. Class A	4,632	57,622
*Heelys, Inc.	60,428	125,690
*Helen of Troy, Ltd.	709,597	16,725,201
*Hollywood Media Corp.	715,381	958,611
Hooker Furniture Corp.	21,972	279,264
*Hot Topic, Inc.	1	6
#*Hovnanian Enterprises, Inc.	841,430	3,062,805
*Iconix Brand Group, Inc.	420,755	5,309,928
International Speedway Corp.	192,408	4,946,810
*Isle of Capri Casinos, Inc.	490,382	3,947,575
*J. Alexander’s Corp.	150,004	502,513
#*Jackson Hewitt Tax Service, Inc.	263,248	721,300
*Jaclyn, Inc.	40,909	264,886
#*JAKKS Pacific, Inc.	863,920	9,503,120
#Jarden Corp.	1,607,048	48,982,823
*Jo-Ann Stores, Inc.	279,549	9,789,806
*Johnson Outdoors, Inc.	188,473	1,999,699
Jones Apparel Group, Inc.	1,824,755	26,349,462
Journal Communications, Inc.	152,670	537,398
#KB Home	60	917
*Kenneth Cole Productions, Inc. Class A	403,745	4,134,349
*Kid Brands, Inc.	168,304	839,837
*Kirkland’s, Inc.	351,616	5,435,983
*Knology, Inc.	280,441	3,062,416
*Kona Grill, Inc.	89,502	322,207
*Krispy Kreme Doughnuts, Inc.	146,281	412,512
KSW, Inc.	5,917	23,254
#*K-Swiss, Inc. Class A	203,956	1,851,920
Lacrosse Footwear, Inc.	1,938	26,318
*Lakeland Industries, Inc.	140,765	1,186,649
*Lakes Entertainment, Inc.	300,664	748,653
#*Landry’s Restaurants, Inc.	658,635	13,660,090
•*Lazare Kaplan International, Inc.	134,961	337,402
#*La-Z-Boy, Inc.	897,069	9,105,250
*Leapfrog Enterprises, Inc.	7,800	25,818
*Lee Enterprises, Inc.	125,330	531,399
Lennar Corp. Class B	1,995	24,319
*Libbey, Inc.	512,233	5,281,122
*Liberty Media Corp. Capital Class A	720,039	18,641,810
*Liberty Media Corp. Capital Class B	2,989	77,923
#*Life Time Fitness, Inc.	70,700	1,693,265
*Lifetime Brands, Inc.	362,184	2,886,606
*LIN TV Corp.	481,474	2,296,631
*Lithia Motors, Inc.	406,122	3,167,752
*Live Nation Entertainment, Inc.	1,238,499	14,205,584
#*Liz Claiborne, Inc.	1,188,899	5,789,938
*LodgeNet Interactive Corp.	301,459	1,648,981
*Lodgian, Inc.	561,481	1,381,243
*Luby’s, Inc.	373,058	1,279,589

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*M/I Homes, Inc.	269,212	$2,778,268
*Mac-Gray Corp.	317,371	2,843,644
Marcus Corp.	532,186	5,949,839
*MarineMax, Inc.	470,779	4,251,134
#*Martha Stewart Living Omnimedia, Inc.	4,754	21,060
*MAXXAM, Inc.	213	314,175
*McClatchy Co. (The)	464,443	2,484,770
*McCormick & Schmick’s Seafood Restaurants, Inc.	98,151	811,709
McRae Industries, Inc. Class A	30,453	355,234
*Meade Instruments Corp.	3,552	11,544
*Media General, Inc.	507,295	4,134,454
#Men’s Wearhouse, Inc. (The)	401,376	8,087,726
*Merisel, Inc.	3,600	1,676
#*Meritage Homes Corp.	298,903	6,692,438
#*Modine Manufacturing Co.	663,263	6,307,631
*Monarch Casino & Resort, Inc.	1,760	12,584
*Morton’s Restaurant Group, Inc.	229,650	879,560
*Motorcar Parts of America, Inc.	30,501	174,466
#Movado Group, Inc.	389,112	4,252,994
*MTR Gaming Group, Inc.	414,573	733,794
*Multimedia Games, Inc.	364,029	1,794,663
National CineMedia, Inc.	54,126	810,807
*Nautilus, Inc.	195,859	491,606
*Navarre Corp.	62,418	123,588
*Nevada Gold & Casinos, Inc.	152,348	127,972
*New Frontier Media, Inc.	308,544	651,028
*New York & Co., Inc.	305,000	1,098,000
*Nexstar Broadcasting Group, Inc.	100,175	458,802
*Nobel Learning Communities, Inc.	8,604	57,991
*Nobility Homes, Inc.	7,831	81,129
*O’Charley’s, Inc.	566,464	4,191,834
*Office Depot, Inc.	2,738,063	15,552,198
*OfficeMax, Inc.	135,671	1,759,653
*Orange 21, Inc.	1,559	1,029
#*Orient-Express Hotels, Ltd.	1,338,982	13,068,464
#*Orleans Homebuilders, Inc.	131,309	191,711
*Outdoor Channel Holdings, Inc.	134,614	679,801
#Oxford Industries, Inc.	38,492	686,697
*P & F Industries, Inc. Class A	10,606	28,159
#*Pacific Sunwear of California, Inc.	1,243,008	4,375,388
*Palm Harbor Homes, Inc.	250,623	513,777
#*Penske Automotive Group, Inc.	1,811,003	25,462,702
Pep Boys - Manny, Moe & Jack (The)	954,292	7,968,338
*Perry Ellis International, Inc.	435,339	6,978,484
*Phoenix Footwear Group, Inc.	77,275	38,638
*Pinnacle Entertainment, Inc.	359,900	2,936,784
*Playboy Enterprises, Inc. Class A	14,170	64,048
*Point.360	123,641	171,861
#*PokerTek, Inc.	29,768	18,456
*Premier Exhibitions, Inc.	281,049	354,122
#Primedia, Inc.	464,958	1,432,071
*Pulte Homes, Inc.	534,733	5,625,391
*Q.E.P. Co., Inc.	42,317	423,170
#*Quantum Fuel Systems Technologies Worldwide, Inc.	418,216	309,145
*Quiksilver, Inc.	1,031,646	2,083,925
*Radio One, Inc. Class D	5,017	16,105
*RC2 Corp.	37,153	533,889
*Reading International, Inc. Class A	173,495	700,920
*Red Lion Hotels Corp.	546,302	3,239,571
#*Red Robin Gourmet Burgers, Inc.	192,253	3,543,223
*Regent Communications, Inc.	116,893	15,196

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Regis Corp.	1,113,062	$17,731,078
*Rent-A-Center, Inc.	249,410	4,988,200
*Retail Ventures, Inc.	800,041	6,624,339
*Rex Stores Corp.	242,450	3,660,995
#*RHI Entertainment, Inc.	1,300	496
*Rick’s Cabaret International, Inc.	157,574	1,755,374
#*Riviera Holdings Corp.	16,400	7,872
*Rockford Corp.	185,385	58,396
*Rocky Brands, Inc.	99,291	852,910
#*Ruby Tuesday, Inc.	826,227	5,709,229
*Ruth’s Hospitality Group, Inc.	146,010	407,368
#Ryland Group, Inc.	101,405	2,257,275
*Saga Communications, Inc.	116,719	1,529,019
#*Saks, Inc.	3,206,722	20,651,290
*Salem Communications Corp.	63,046	337,296
#Scholastic Corp.	1,578,517	47,197,658
#*Sealy Corp.	86,805	258,679
#Service Corp. International	1,532,996	11,758,079
*Shiloh Industries, Inc.	201,638	907,371
*Shoe Carnival, Inc.	384,802	7,030,333
*Sinclair Broadcast Group, Inc. Class A	262,295	1,324,590
*Skechers U.S.A., Inc. Class A	363,223	10,192,037
Skyline Corp.	1,396	25,561
Sonesta International Hotels Corp. Class A	3,333	41,496
*Sonic Automotive, Inc.	57,123	545,525
*Spanish Broadcasting System, Inc.	100,044	83,037
Spartan Motors, Inc.	424,430	2,546,580
*Spectrum Group International, Inc.	312,991	594,683
Speedway Motorsports, Inc.	783,056	13,014,391
*Sport Chalet, Inc. Class A	82,937	157,580
*Sport Chalet, Inc. Class B	15,625	33,906
Sport Supply Group, Inc.	162,915	1,937,059
*Sport-Haley, Inc.	30,994	18,596
Stage Stores, Inc.	1,013,094	13,089,174
*Standard Motor Products, Inc.	286,392	2,245,313
*Standard Pacific Corp.	1,576,287	5,721,922
*Stanley Furniture, Inc.	54,157	528,031
*Star Buffet, Inc.	7,100	20,732
#*Steak n Shake Co. (The)	27,248	8,753,148
*Stein Mart, Inc.	406,995	3,215,260
*Steinway Musical Instruments, Inc.	200,364	3,265,933
#Stewart Enterprises, Inc.	2,807,934	14,236,225
*Stoneridge, Inc.	403,059	2,813,352
*Strattec Security Corp.	43,096	855,887
#Superior Industries International, Inc.	624,459	9,185,792
*Syms Corp.	401,178	3,137,212
#*Talbots, Inc.	121,200	1,364,712
*Tandy Brands Accessories, Inc.	200,326	590,962
*Tandy Leather Factory, Inc.	135,035	499,630
*Tenneco, Inc.	167,423	2,960,039
*Trans World Entertainment Corp.	634,084	824,309
*TRW Automotive Holdings Corp.	1,014,513	23,364,234
*Tuesday Morning Corp.	383,667	1,676,625
*Unifi, Inc.	1,298,831	4,338,096
UniFirst Corp.	145,369	7,303,339
*Valassis Communications, Inc.	273,600	5,726,448
*VCG Holding Corp.	103,185	221,848
#*Walking Co. Holdings, Inc. (The)	24,077	14,928
*Wells-Gardner Electronics Corp.	50,500	123,725
*West Marine, Inc.	549,063	4,606,639
*Winnebago Industries, Inc.	28,515	340,754

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Zale Corp.	1,488,264	$3,244,416

Total Consumer Discretionary		1,103,446,746

Consumer Staples — (2.5%)
#*Alliance One International, Inc.	672,461	3,422,826
#*American Italian Pasta Co.	180,394	6,180,298
Andersons, Inc. (The)	49,812	1,343,928
B&G Foods, Inc.	45,963	412,748
Bridgford Foods Corp.	39,877	392,788
*Cagle’s, Inc. Class A	118,992	522,375
CCA Industries, Inc.	32,897	181,920
*Central Garden & Pet Co.	233,853	2,230,958
*Central Garden & Pet Co. Class A	487,853	4,288,228
#*Chiquita Brands International, Inc.	981,482	14,398,341
*Coffee Holding Co., Inc.	3,123	12,180
*Craft Brewers Alliance, Inc.	230,040	540,594
*Cuisine Solutions, Inc.	182,878	82,295
Del Monte Foods Co.	1,121,579	12,763,569
#*Elizabeth Arden, Inc.	109,111	1,693,403
*Fresh Del Monte Produce, Inc.	734,360	14,929,539
Griffin Land & Nurseries, Inc. Class A	18,411	508,696
#*Hain Celestial Group, Inc.	1,303,172	20,837,720
*Harbinger Group, Inc.	409,211	2,921,767
Imperial Sugar Co.	223,280	3,659,559
Ingles Markets, Inc.	113,352	1,605,064
*Katy Industries, Inc.	130,300	220,207
Mannatech, Inc.	90,278	273,542
*MGP Ingredients, Inc.	330,086	2,168,665
#Nash-Finch Co.	197,594	6,816,993
*Natural Alternatives International, Inc.	78,625	601,874
*Nutraceutical International Corp.	71,991	935,163
Oil-Dri Corp. of America	92,372	1,466,867
*Omega Protein Corp.	307,323	1,321,489
*Pantry, Inc.	271,258	3,653,845
*Parlux Fragrances, Inc.	432,317	734,939
*PC Group, Inc.	15,514	5,120
*Physicians Formula Holdings, Inc.	20,195	46,650
*Prestige Brands Holdings, Inc.	1,144,826	8,895,298
Reliv’ International, Inc.	18,011	54,033
*Revlon, Inc.	33,702	519,348
*Sanfilippo (John B.) & Son, Inc.	203,252	3,099,593
*Scheid Vineyards, Inc.	6,720	98,952
*Seneca Foods Corp.	23,124	624,348
*Seneca Foods Corp. Class B	22,816	616,032
#*Smart Balance, Inc.	226,492	1,259,296
#Spartan Stores, Inc.	23,908	323,714
*Star Scientific, Inc.	28,362	19,853
Stephan Co. (The)	56,795	133,468
*Susser Holdings Corp.	100	882
Tasty Baking Co.	104,615	720,797
#Universal Corp.	653,753	29,673,849
*Vermont Pure Holdings, Ltd.	15,611	9,054
*Winn-Dixie Stores, Inc.	1,426,738	14,452,856

Total Consumer Staples		171,675,523

Energy — (7.8%)
Adams Resources & Energy, Inc.	100,813	2,117,073
*Allis-Chalmers Energy, Inc.	498,971	1,821,244
#Alon USA Energy, Inc.	284,719	2,038,588
*American Oil & Gas, Inc.	548,799	2,222,636
*Approach Resources, Inc.	66,237	530,558

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Atlas Energy, Inc.	61,696	$1,866,304
*ATP Oil & Gas Corp.	906,993	13,124,189
*Barnwell Industries, Inc.	59,878	228,135
#*Basic Energy Services, Inc.	638,333	5,993,947
#Berry Petroleum Corp. Class A	684,616	18,539,401
*Bill Barrett Corp.	536,114	16,619,534
#*Bristow Group, Inc.	929,038	33,166,657
*Bronco Drilling Co., Inc.	688,601	3,456,777
*Cal Dive International, Inc.	79,589	560,307
*Callon Petroleum Co.	753,979	1,726,612
*Clayton Williams Energy, Inc.	300	9,846
*Complete Production Services, Inc.	1,371,731	17,187,789
*Crosstex Energy, Inc.	756,343	5,861,658
*CVR Energy, Inc.	792,477	6,355,666
*Dawson Geophysical Co.	101,054	2,191,861
Delek US Holdings, Inc.	589,708	4,116,162
#*Delta Petroleum Corp.	61,434	78,021
*Double Eagle Petroleum Co.	72,317	318,918
*Encore Acquisition Co.	59,692	2,842,533
*Endeavour International Corp.	1,125,332	1,035,305
*Evolution Petroleum Corp.	58,254	264,473
#*Exterran Holdings, Inc.	1,225,227	24,847,604
*Geokinetics, Inc.	83,421	817,526
*GeoMet, Inc.	100,260	109,283
*GeoResources, Inc.	33,830	432,347
*Global Industries, Ltd.	1,373,564	9,573,741
#*Green Plains Renewable Energy, Inc.	3,700	48,322
Gulf Island Fabrication, Inc.	195,843	3,419,419
*GulfMark Offshore, Inc.	425,497	10,445,951
#*Gulfport Energy Corp.	288,502	2,983,111
*Harvest Natural Resources, Inc.	827,478	3,715,376
*Helix Energy Solutions Group, Inc.	2,033,873	21,579,393
*Hercules Offshore, Inc.	2,318,708	9,042,961
*HKN, Inc.	45,105	132,158
#*Hornbeck Offshore Services, Inc.	495,786	10,664,357
*International Coal Group, Inc.	2,167,422	7,737,697
#*Key Energy Services, Inc.	1,756,201	16,982,464
*Meridian Resource Corp.	875,262	245,073
*Mitcham Industries, Inc.	148,815	1,101,231
*Natural Gas Services Group, Inc.	90,166	1,416,508
*New Concept Energy, Inc.	974	3,920
*Newpark Resources, Inc.	1,453,741	5,800,427
*OMNI Energy Services Corp.	195,531	303,073
#Overseas Shipholding Group, Inc.	736,187	32,841,302
*OYO Geospace Corp.	23,455	878,859
#*Pacific Ethanol, Inc.	146,673	303,613
*Parker Drilling Co.	1,765,655	8,492,801
#*Patriot Coal Corp.	1,445,139	22,385,203
Penn Virginia Corp.	528,983	12,838,417
*Petroleum Development Corp.	200,483	4,202,124
*PHI, Inc. Non-Voting	303,312	5,902,452
*Pioneer Drilling Co.	1,949,872	15,501,482
#*Rentech, Inc.	1,292,029	1,537,515
*Rex Energy Corp.	135,246	1,675,698
*Rosetta Resources, Inc.	423,650	8,710,244
*SEACOR Holdings, Inc.	363,221	25,516,275
St. Mary Land & Exploration Co.	305,216	9,779,121
*Stone Energy Corp.	888,490	14,162,531
#*SulphCo, Inc.	698,050	321,103
*Superior Energy Services, Inc.	804,950	18,489,702
*Superior Well Services, Inc.	161,043	2,549,311

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Swift Energy Corp.	710,100	$17,795,106
*T-3 Energy Services, Inc.	183,878	4,146,449
#*Tetra Technologies, Inc.	502,478	5,255,920
*TGC Industries, Inc.	146,565	587,726
#Toreador Resources Corp.	133,995	1,689,677
*Trico Marine Services, Inc.	408,402	1,429,407
#*Tri-Valley Corp.	262,412	493,335
*Union Drilling, Inc.	265,584	1,930,796
*Unit Corp.	264,221	12,032,624
#*USEC, Inc.	3,219,608	12,878,432
*Venoco, Inc.	123,572	1,424,785
#*Verenium Corp.	3,884	20,197
*Warren Resources, Inc.	190,775	440,690
#*Western Refining, Inc.	809,426	3,699,077
*Westmoreland Coal Co.	103,561	1,061,500

Total Energy		526,649,610

Financials — (20.1%)
*1st Constitution Bancorp	11,297	65,522
1st Source Corp.	600,441	9,156,725
21st Century Holding Co.	163,508	658,937
Abington Bancorp, Inc.	344,927	2,462,779
Access National Corp.	31,580	184,743
Advanta Corp. Class A	130,563	2,644
*Advanta Corp. Class B	550,707	11,565
*Affirmative Insurance Holdings, Inc.	97,520	423,237
*Altisource Portfolio Solutions SA	302,018	6,931,313
#*Amcore Financial, Inc.	177,976	154,839
Ameriana Bancorp	34,757	112,265
#American Capital, Ltd.	3,643,782	13,445,556
American Equity Investment Life Holding Co.	1,354,616	9,942,881
*American Independence Corp.	35,128	159,832
American Physicians Capital, Inc.	1	28
American Physicians Services Group, Inc.	29,430	674,241
American River Bankshares	71,338	570,704
*American Safety Insurance Holdings, Ltd.	93,096	1,280,070
#*AmericanWest Bancorporation	71,675	47,305
#*AmeriCredit Corp.	1,837,877	38,540,281
Ameris Bancorp	206,392	1,927,701
*AmeriServe Financial, Inc.	286,676	421,414
#*Anchor Bancorp Wisconsin, Inc.	402,782	503,477
*Argo Group International Holdings, Ltd.	919,019	24,574,568
ASB Financial Corp.	4,400	52,800
#*Asset Acceptance Capital Corp.	75,266	438,048
Associated Banc-Corp.	56,231	715,258
#Assured Guaranty, Ltd.	737,137	16,703,524
ASTA Funding, Inc.	201,966	1,260,268
#Astoria Financial Corp.	403,927	5,331,836
*Atlantic American Corp.	238,075	309,497
Atlantic Coast Federal Corp.	70,884	107,035
*Atlantic Southern Financial Group, Inc.	2,567	5,391
*Avatar Holdings, Inc.	197,307	3,342,381
#*B of I Holding, Inc.	71,910	853,572
Baldwin & Lyons, Inc.	2,262	51,800
Baldwin & Lyons, Inc. Class B	367,398	8,740,398
Bancinsurance Corp.	75,970	383,648
Bancorp Rhode Island, Inc.	37,349	921,400
*Bancorp, Inc.	222,519	1,626,614
#BancTrust Financial Group, Inc.	96,228	375,289
Bank of Commerce Holdings	16,706	90,212
#*Bank of Florida Corp.	99,764	120,714

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Bank of Granite Corp.	239,616	$400,159
BankAtlantic Bancorp, Inc.	1,039,519	1,528,093
BankFinancial Corp.	492,713	4,705,409
#Banner Corp.	496,603	1,469,945
Bar Harbor Bankshares	1,000	27,010
BCB Bancorp, Inc.	1,900	17,575
*Beach First National Bancshares, Inc.	59,312	65,243
Beacon Federal Bancorp, Inc.	15,250	129,320
*Berkshire Bancorp, Inc.	4,650	27,435
Berkshire Hills Bancorp, Inc.	345,120	5,711,736
#*BFC Financial Corp.	46,640	18,190
*BNCCORP, Inc.	30,988	108,458
#Boston Private Financial Holdings, Inc.	1,693,789	12,144,467
*Bridge Capital Holdings	38,086	309,258
Brookline Bancorp, Inc.	1,686,075	16,877,611
*Brunswick Bancorp	1,200	5,940
C&F Financial Corp.	13,144	256,439
Cadence Financial Corp.	86,653	160,308
California First National Bancorp	132,056	1,704,843
Camco Financial Corp.	80,934	243,611
#Capital Bank Corp.	45,703	188,296
#Capital City Bank Group, Inc.	9,593	114,924
Capital Southwest Corp.	37,972	3,092,819
#CapitalSource, Inc.	2,516,725	12,055,113
#Capitol Bancorp, Ltd.	466,564	1,073,097
Cardinal Financial Corp.	334,941	3,125,000
Carrollton Bancorp	9,658	48,580
Carver Bancorp, Inc.	19,784	143,632
Cascade Financial Corp.	40,914	90,420
#Cathay General Bancorp	786,810	7,537,640
*Center Financial Corp.	398,892	1,898,726
CenterState Banks of Florida, Inc.	6,585	72,830
Central Bancorp, Inc.	3,674	31,211
*Central Jersey Bancorp	10,499	31,287
#*Central Pacific Financial Corp.	211,147	342,058
Central Virginia Bankshares, Inc.	10,235	37,614
Centrue Financial Corp.	53,598	166,690
Century Bancorp, Inc. Class A	11,087	233,603
CFS Bancorp, Inc.	198,948	696,318
#Chemical Financial Corp.	731,496	15,500,400
*Chicopee Bancorp, Inc.	20,461	264,970
Citizens Community Bancorp, Inc.	34,585	144,392
#*Citizens First Bancorp, Inc.	143,630	96,232
*Citizens First Corp.	2,750	14,438
*Citizens Republic Bancorp, Inc.	220,367	167,479
Citizens South Banking Corp.	125,693	592,014
*Citizens, Inc.	72,865	469,979
*CNA Surety Corp.	1,085,424	15,195,936
#CoBiz Financial, Inc.	121,457	648,580
Codorus Valley Bancorp, Inc.	5,097	28,951
Colony Bankcorp, Inc.	5,455	20,402
#*Columbia Bancorp	100	117
#Columbia Banking System, Inc.	451,692	8,577,631
#Commonwealth Bankshares, Inc.	65,793	121,717
#Community Bank System, Inc.	530,716	11,097,272
Community Capital Corp.	9,238	27,252
*Community Central Bank Corp.	1	2
*Community West Bancshares	19,240	57,720
#CompuCredit Holdings Corp.	803,425	2,683,440
#*Conseco, Inc.	4,702,913	22,385,866
*Consumer Portfolio Services, Inc.	335,216	469,302

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cowen Group, Inc.	156,209	$773,235
#*Cowlitz Bancorporation	10,908	8,726
*Crescent Financial Corp.	39,930	126,179
Danvers Bancorp, Inc.	2,000	27,280
#*Dearborn Bancorp, Inc.	60,066	97,307
Delphi Financial Group, Inc. Class A	1,232,969	24,967,622
Donegal Group, Inc. Class A	503,605	7,428,174
Donegal Group, Inc. Class B	54,232	933,875
#*Doral Financial Corp.	24,883	88,335
East West Bancorp, Inc.	1,337,267	21,971,297
Eastern Insurance Holdings, Inc.	98,477	830,161
Eastern Virginia Bankshares, Inc.	16,824	127,694
ECB Bancorp, Inc.	5,628	65,003
#EMC Insurance Group, Inc.	292,000	6,038,560
*Encore Bancshares, Inc.	60,465	498,232
*Encore Capital Group, Inc.	403,451	6,362,422
Enterprise Bancorp, Inc.	2,149	22,307
Enterprise Financial Services Corp.	93,850	876,559
Epoch Holding Corp.	65,189	584,093
ESB Financial Corp.	28,367	332,461
ESSA Bancorp, Inc.	145,155	1,720,087
Evans Bancorp, Inc.	2,700	33,075
#F.N.B. Corp.	1,170,689	8,300,185
Farmers Capital Bank Corp.	40,482	358,671
#FBL Financial Group, Inc. Class A	721,200	12,938,328
#Federal Agricultural Mortgage Corp.	215,091	1,626,088
#Federal Agricultural Mortgage Corp. Class A	3,143	21,655
Fidelity Bancorp, Inc.	14,772	72,752
*Fidelity Southern Corp.	20,339	103,120
Financial Institutions, Inc.	202,862	2,556,061
*First Acceptance Corp.	865,637	1,662,023
First Advantage Bancorp	16,015	167,997
First American Corp.	171,624	5,074,922
#First Bancorp (318672102)	340,412	776,139
First Bancorp (318910106)	11,757	181,998
First Bancorp of Indiana, Inc.	5,430	53,486
*First Bancshares, Inc.	23,843	194,320
*First Bank of Delaware	70,003	98,004
First Busey Corp.	248,492	882,147
First Business Financial Services, Inc.	18,887	191,703
#*First California Financial Group, Inc.	3,588	9,903
First Citizens BancShares, Inc.	14,001	2,348,108
First Community Bancshares, Inc.	3,138	36,589
First Defiance Financial Corp.	171,264	1,808,548
#First Federal Bancshares of Arkansas, Inc.	132,281	415,362
*First Federal of Northern Michigan Bancorp, Inc.	31,310	39,451
First Financial Corp.	198,972	5,491,627
First Financial Holdings, Inc.	93,451	1,101,787
First Financial Northwest, Inc.	193,944	1,200,513
First Financial Service Corp.	9,435	83,122
First Franklin Corp.	11,298	73,381
*First Investors Financial Services Group, Inc.	118,400	429,200
*First Keystone Financial, Inc.	45,268	531,899
#First M&F Corp.	52,127	167,328
*First Marblehead Corp. (The)	172,385	368,904
#*First Mariner Bancorp, Inc.	16,843	21,054
First Merchants Corp.	600,258	4,057,744
First Mercury Financial Corp.	190,531	2,497,861
First Midwest Bancorp, Inc.	488,621	6,435,139
*First National Bancshares, Inc.	2,932	2,712
First Niagara Financial Group, Inc.	695,221	9,545,384

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First PacTrust Bancorp, Inc.	69,476	$460,626
First Place Financial Corp.	428,655	1,341,690
#*First Regional Bancorp	304,399	345,797
First Security Group, Inc.	174,531	406,657
#*First State Bancorporation	114,649	75,668
#First United Corp.	59,788	358,728
First West Virginia Bancorp, Inc.	7,426	91,711
Firstbank Corp.	78,648	619,746
*FirstCity Financial Corp.	219,914	1,352,471
*Flagstar Bancorp, Inc.	959,380	604,409
Flagstone Reinsurance Holdings, Ltd.	470,400	4,925,088
Flushing Financial Corp.	390,077	4,778,443
#FNB United Corp.	53,340	85,877
#*Forest City Enterprises, Inc. Class A	965,509	10,919,907
*Forestar Group, Inc.	10,117	187,873
*FPIC Insurance Group, Inc.	278,696	10,576,513
#*Frontier Financial Corp.	22,936	97,707
#Fulton Financial Corp.	735,934	6,800,030
German American Bancorp, Inc.	11,584	172,138
#Greene Bancshares, Inc.	159,188	899,412
*Grubb & Ellis Co.	91,167	133,104
GS Financial Corp.	1,913	25,921
*Guaranty Bancorp	606,993	880,140
*Guaranty Federal Bancshares, Inc.	29,213	166,514
#*Habersham Bancorp	4,580	6,412
*Hallmark Financial Services, Inc.	352,233	2,765,029
Hampden Bancorp, Inc.	3,792	40,574
#Hampton Roads Bankshares, Inc.	210,763	419,418
#*Hanmi Financial Corp.	389,963	776,026
Harleysville Group, Inc.	547,801	17,693,972
Harleysville National Corp.	438,132	2,799,663
Harleysville Savings Financial Corp.	14,792	203,094
#*Harrington West Financial Group, Inc.	18,011	11,075
*Harris & Harris Group, Inc.	219,427	886,485
Hawthorn Bancshares, Inc.	18,791	186,031
Heartland Financial USA, Inc.	1,603	22,362
Heritage Commerce Corp.	246,857	938,057
Heritage Financial Corp.	60,854	855,607
HF Financial Corp.	120,916	1,226,088
*Hilltop Holdings, Inc.	529,824	5,997,608
Hingham Institution for Savings	1,857	60,687
*HMN Financial, Inc.	99,239	535,891
Home Federal Bancorp, Inc.	188,199	2,503,047
HopFed Bancorp, Inc.	53,650	557,960
Horace Mann Educators Corp.	748,616	8,975,906
Horizon Bancorp	4,723	87,376
#*Horizon Financial Corp.	55,424	1,219
IBERIABANK Corp.	73,168	3,910,098
Independence Holding Co.	153,174	1,245,305
#Independent Bank Corp. (453836108)	23,835	555,356
#Independent Bank Corp. (453838104)	201,613	147,177
Indiana Community Bancorp	37,203	302,460
Infinity Property & Casualty Corp.	579,946	23,000,658
#Integra Bank Corp.	192,005	136,324
*International Assets Holding Corp.	31,074	462,692
#International Bancshares Corp.	180,236	3,756,118
#*Intervest Bancshares Corp.	142,536	570,144
*Investors Bancorp, Inc.	13,573	160,569
Investors Title Co.	32,812	1,125,780
*Jacksonville Bancorp, Inc.	11,340	113,400
Jefferson Bancshares, Inc.	27,344	143,829

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*LaBranche & Co., Inc.	659,590	$2,928,580
Lakeland Bancorp, Inc.	244,450	1,681,816
Landmark Bancorp, Inc.	18,420	280,537
Legacy Bancorp, Inc.	132,938	1,274,875
LNB Bancorp, Inc.	35,488	147,275
*Louisiana Bancorp, Inc.	509	7,457
LSB Corp.	70,033	767,562
LSB Financial Corp.	13,477	136,118
#*Macatawa Bank Corp.	362,870	674,938
*Magyar Bancorp, Inc.	30,371	105,539
MainSource Financial Group, Inc.	463,928	2,556,243
*Market Leader, Inc.	12,446	24,021
*Marlin Business Services Corp.	352,318	3,459,763
#*Maui Land & Pineapple Co., Inc.	14,898	46,333
Max Capital Group, Ltd.	59,360	1,336,787
Mayflower Bancorp, Inc.	9,311	56,332
MB Financial, Inc.	1,089,648	22,098,061
#*MBIA, Inc.	2,483,618	12,244,237
#MBT Financial Corp.	335,703	597,551
*MCG Capital Corp.	2,719,207	12,481,160
Meadowbrook Insurance Group, Inc.	1,571,879	10,610,183
Medallion Financial Corp.	528,265	4,241,968
#*Mercantile Bancorp, Inc.	8,444	21,110
Mercantile Bank Corp.	90,010	341,138
Mercer Insurance Group, Inc.	185,007	3,145,119
Meta Financial Group, Inc.	49,817	891,226
*Metro Bancorp, Inc.	552	7,099
MetroCorp Bancshares, Inc.	81,279	284,476
#*MF Global Holdings, Ltd.	2,257,409	14,786,029
#*MGIC Investment Corp.	2,497,125	15,107,606
MicroFinancial, Inc.	215,796	681,915
MidSouth Bancorp, Inc.	2,850	43,035
#*Midwest Banc Holdings, Inc.	97,026	36,870
MidWestOne Financial Group, Inc.	13,583	129,038
#Montpelier Re Holdings, Ltd.	1,207,108	20,388,054
MutualFirst Financial, Inc.	132,265	855,755
*Nara Bancorp, Inc.	321,097	2,934,827
*National Financial Partners Corp.	709,449	5,994,844
National Interstate Corp.	6,832	122,976
#National Penn Bancshares, Inc.	2,412,360	14,474,160
National Security Group, Inc.	8,185	112,953
#National Western Life Insurance Co. Class A	60,736	9,869,600
*Navigators Group, Inc.	458,215	19,552,034
Nelnet, Inc. Class A	535,712	8,941,033
*New Century Bancorp, Inc.	35,432	185,664
New Hampshire Thrift Bancshares, Inc.	85,241	890,768
New Westfield Financial, Inc.	267,825	2,185,452
NewAlliance Bancshares, Inc.	3,348,207	38,973,129
*NewBridge Bancorp	179,269	396,184
*NewStar Financial, Inc.	102,101	444,139
North Central Bancshares, Inc.	39,100	619,344
*North Valley Bancorp	20,170	37,516
Northeast Bancorp	32,716	370,672
Northeast Community Bancorp, Inc.	5,308	31,795
Northrim Bancorp, Inc.	134,032	2,148,533
*Northway Financial, Inc.	7,009	63,782
NYMAGIC, Inc.	216,793	3,403,650
OceanFirst Financial Corp.	6,149	63,704
*Ocwen Financial Corp.	799,123	7,319,967
#Old Second Bancorp, Inc.	49,971	295,828
OneBeacon Insurance Group, Ltd.	108,331	1,406,136

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Oriental Financial Group, Inc.	235,950	$2,685,111
Osage Bancshares, Inc.	500	4,745
#*PAB Bankshares, Inc.	32,111	58,442
#Pacific Capital Bancorp	500,108	600,130
#*Pacific Mercantile Bancorp	146,688	438,597
*Pacific Premier Bancorp, Inc.	98,358	326,549
*Pacific State Bancorp	13,433	8,328
#PacWest Bancorp	7,664	159,028
Pamrapo Bancorp, Inc.	14,039	111,329
*Park Bancorp, Inc.	4,725	32,839
Parkvale Financial Corp.	97,714	683,998
Patriot National Bancorp	78,404	137,991
#*Penson Worldwide, Inc.	328,925	2,769,548
Peoples Bancorp	14,576	206,250
Peoples Bancorp of North Carolina	21,495	110,054
Peoples Bancorp, Inc.	289,103	3,752,557
#*PHH Corp.	1,619,647	28,246,644
#*Phoenix Cos., Inc. (The)	1,367,643	3,213,961
*PICO Holdings, Inc.	184,985	5,806,679
Pinnacle Bancshares, Inc.	17,681	175,926
#*Pinnacle Financial Partners, Inc.	155,741	2,354,804
#*Piper Jaffray Cos., Inc.	351,584	17,079,951
*PMA Capital Corp.	965,797	5,814,098
#*PMI Group, Inc. (The)	1,568,972	3,373,290
Porter Bancorp, Inc.	7,379	103,459
#Preferred Bank	167,157	267,451
Premier Financial Bancorp, Inc.	66,132	486,732
#Presidential Life Corp.	894,537	8,077,669
#Princeton National Bancorp, Inc.	9,706	108,076
PrivateBancorp, Inc.	24,430	332,248
*ProAssurance Corp.	139,160	7,063,762
#Prosperity Bancshares, Inc.	634,372	25,577,879
Protective Life Corp.	586,208	9,877,605
Providence Community Bancshares, Inc.	2,937	7,049
Provident Financial Holdings, Inc.	150,679	534,910
#Provident Financial Services, Inc.	2,524,606	28,780,508
Provident New York Bancorp	1,207,470	9,840,880
Pulaski Financial Corp.	111,192	753,882
#Radian Group, Inc.	1,674,668	10,768,115
#*Rainier Pacific Financial Group, Inc.	85,914	25,946
#Renasant Corp.	423,080	6,071,198
*Republic First Bancorp, Inc.	62,088	271,325
Resource America, Inc.	196,467	752,469
Rewards Network, Inc.	195,495	2,521,886
*Riverview Bancorp, Inc.	224,587	539,009
Rome Bancorp, Inc.	135,130	1,082,391
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,021	9,530
Rurban Financial Corp.	25,863	168,885
S&T Bancorp, Inc.	12,570	220,226
*Safeguard Scientifics, Inc.	297,337	3,220,160
Safety Insurance Group, Inc.	390,819	13,678,665
Salisbury Bancorp, Inc.	200	4,610
Sanders Morris Harris Group, Inc.	328,663	1,554,576
#Sandy Spring Bancorp, Inc.	309,382	3,709,490
Savannah Bancorp, Inc. (The)	4,925	37,430
*Seabright Insurance Holdings	657,934	6,697,768
Seacoast Banking Corp. of Florida	430,220	662,539
*Security National Financial Corp. Class A	9,501	33,160
Selective Insurance Group, Inc.	1,931,259	29,876,577
Shore Bancshares, Inc.	1,900	25,270
*SI Financial Group, Inc.	3,484	18,430

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Siebert Financial Corp.	51,159	$121,247
#Simmons First National Corp. Class A	77,261	2,073,685
Somerset Hills Bancorp	1,169	9,107
South Financial Group, Inc.	496,982	231,146
South Street Financial Corp.	11,002	25,305
*Southcoast Financial Corp.	84,932	259,043
Southern Community Financial Corp.	226,834	501,303
*Southern Connecticut Bancorp, Inc.	40,090	136,306
*Southern First Bancshares, Inc.	42,599	321,196
Southwest Bancorp, Inc.	289,278	2,166,692
State Auto Financial Corp.	802,685	12,610,181
State Bancorp, Inc.	400	2,940
StellarOne Corp.	167,236	1,749,289
Sterling Bancshares, Inc.	77,824	397,681
#*Sterling Financial Corp.	899,575	676,480
#Stewart Information Services Corp.	432,344	4,435,849
*Stratus Properties, Inc.	103,611	1,041,291
Student Loan Corp.	139,352	6,312,646
*Sun Bancorp, Inc.	582,003	2,217,431
#*Superior Bancorp	155,415	520,640
#Susquehanna Bancshares, Inc.	2,507,238	19,681,818
Sussex Bancorp	17,377	61,688
SWS Group, Inc.	1,900	22,800
#Synovus Financial Corp.	227,543	628,019
#*Taylor Capital Group, Inc.	180,735	1,646,496
Teche Holding Co.	9,314	290,317
*Tennessee Commerce Bancorp, Inc.	3,480	24,151
*Texas Capital Bancshares, Inc.	234	3,943
TF Financial Corp.	68,921	1,323,283
*Thomas Properties Group, Inc.	61,818	163,818
*Thomas Weisel Partners Group, Inc.	182,361	778,681
#*TIB Financial Corp.	47,121	40,995
*Tidelands Bancshares, Inc.	15,699	59,656
#*TierOne Corp.	71,235	70,879
Timberland Bancorp, Inc.	176,458	779,944
*Tower Financial Corp.	26,009	179,982
Tower Group, Inc.	774	17,105
*Tree.com, Inc.	124,680	911,411
*Trenwick Group, Ltd.	199,776	1,059
Trustmark Corp.	113,547	2,588,872
#UCBH Holdings, Inc.	1,406,166	68,902
Umpqua Holdings Corp.	2,227,403	27,530,701
Unico American Corp.	145,800	1,415,718
Union Bankshares Corp.	102,051	1,311,355
*United America Indemnity, Ltd.	353,233	2,504,422
United Bancshares, Inc.	6,818	61,567
#United Bankshares, Inc.	308	7,669
#*United Community Banks, Inc.	771,417	3,463,662
*United Community Financial Corp.	442,091	795,764
United Financial Bancorp, Inc.	223,658	2,938,866
United Fire & Casualty Co.	991,112	16,670,504
*United PanAm Financial Corp.	115,896	330,304
#*United Security Bancshares	7,054	35,622
United Western Bancorp, Inc.	113,950	379,454
Unitrin, Inc.	1,204,275	26,132,768
*Unity Bancorp, Inc.	39,417	157,668
*Virginia Commerce Bancorp, Inc.	345,655	2,008,256
*Virtus Investment Partners, Inc.	18,147	297,066
VIST Financial Corp.	42,294	270,682
*Waccamaw Bankshares, Inc.	3,918	12,048
Wainwright Bank & Trust Co.	30,009	270,381

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Washington Banking Co.	23,149	$273,158
Washington Federal, Inc.	924,459	17,241,160
*Waterstone Financial, Inc.	78,633	172,993
Wayne Savings Bancshares, Inc.	15,386	94,624
Webster Financial Corp.	1,461,057	22,602,552
WesBanco, Inc.	639,779	9,283,193
West Bancorporation	108,796	554,860
West Coast Bancorp	182,914	477,406
*Western Alliance Bancorp	223,387	1,145,975
#Whitney Holding Corp.	1,449,689	18,005,137
Wilber Corp.	300	2,061
#Wilmington Trust Corp.	800,433	10,501,681
#Wilshire Bancorp, Inc.	6,175	56,872
#Wintrust Financial Corp.	865,512	30,067,887
WSB Holdings, Inc.	29,908	74,770
Yadkin Valley Financial Corp.	91,380	371,917
#Zenith National Insurance Corp.	504,506	14,075,717

Total Financials		1,368,437,705

Health Care — (5.2%)
*Acadia Pharmaceuticals, Inc.	448,060	560,075
*Accelrys, Inc.	89,155	507,292
*Achillion Pharmaceuticals, Inc.	142,634	336,616
*Adolor Corp.	161,154	253,012
#*Affymetrix, Inc.	147,744	780,088
*Albany Molecular Research, Inc.	1,065,748	10,113,949
*Allied Healthcare International, Inc.	925,607	2,471,371
*Allied Healthcare Products, Inc.	206,189	1,030,945
*American Dental Partners, Inc.	323,567	4,093,123
*American Shared Hospital Services	82,057	214,169
*AMICAS, Inc.	1,413,029	7,587,966
*Amsurg Corp.	3,164	66,792
Analogic Corp.	4	160
*AngioDynamics, Inc.	666,108	10,691,033
*Anika Therapeutics, Inc.	48,369	303,274
*Animal Health International, Inc.	300	567
#*AP Pharma, Inc.	3,500	4,795
*Ariad Pharmaceuticals, Inc.	840,284	1,857,028
#*Arqule, Inc.	118,093	381,440
*Arrhythmia Research Technology, Inc.	1,411	7,365
*ArthroCare Corp.	43,954	1,171,374
*Assisted Living Concepts, Inc.	61,108	1,578,420
*AtriCure, Inc.	1,539	8,895
#*AVI BioPharma, Inc.	104,651	152,790
*Bioanalytical Systems, Inc.	32,200	27,207
#*BioLase Technology, Inc.	84,229	156,666
*BioSante Pharmaceuticals, Inc.	67,608	103,440
*BioScrip, Inc.	5,488	39,898
*BioSphere Medical, Inc.	1,828	4,625
*BMP Sunstone Corp.	1,425	7,666
*Brookdale Senior Living, Inc.	376,069	6,863,259
*Caliper Life Sciences, Inc.	495,916	1,453,034
*Capital Senior Living Corp.	767,033	3,865,846
*Cardiac Science Corp.	679,538	1,766,799
*CardioNet, Inc.	2,800	16,968
*Cardiovascular Systems, Inc.	2,400	10,008
*Celldex Therapeutics, Inc.	182,872	815,609
*Cerus Corp.	308,444	561,368
#*Columbia Laboratories, Inc.	528,779	682,125
*Combinatorx, Inc.	184,228	197,124
*Conmed Corp.	859,298	18,483,500

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#Cooper Cos., Inc.	791,504	$27,955,921
*Cross Country Healthcare, Inc.	1,021,629	9,255,959
*Curis, Inc.	283,707	584,436
*Cutera, Inc.	240,819	2,126,432
*Cynosure, Inc.	116,743	1,183,774
*Cytomedix, Inc.	9,300	3,999
#*Dexcom, Inc.	115,538	1,046,774
*Digirad Corp.	108,551	214,931
*Discovery Laboratories, Inc.	366,128	253,544
*DUSA Pharmaceuticals, Inc.	191,126	267,576
*Dyax Corp.	263,497	887,985
*Dynavax Technologies Corp.	419,769	612,863
#*Emisphere Technologies, Inc.	403,337	447,704
•*Endo Pharmaceuticals Solutions	667,320	660,647
*Endologix, Inc.	601,902	2,756,711
*Enzo Biochem, Inc.	191,511	907,762
#*ev3, Inc.	1,954	28,489
*Exelixis, Inc.	372,902	2,472,340
*Facet Biotech Corp.	8,200	129,150
*Five Star Quality Care, Inc.	437,676	1,383,056
*Gentiva Health Services, Inc.	448,107	11,444,653
#*GenVec, Inc.	537,769	892,697
#*Greatbatch, Inc.	37,431	735,519
*Hanger Orthopedic Group, Inc.	7,483	121,674
*Harvard Bioscience, Inc.	194,826	672,150
*Health Management Associates, Inc.	55,743	370,134
*HealthSpring, Inc.	478,878	8,327,688
*HealthTronics, Inc.	457,337	1,285,117
*Hemispherx Biopharma, Inc.	32	21
#*Hi-Tech Pharmacal Co., Inc.	201,931	4,349,594
*Hollis-Eden Pharmaceuticals, Inc.	236,521	137,182
*Home Diagnostics, Inc.	2,005	12,271
*Hooper Holmes, Inc.	4,182	3,847
#*Immunomedics, Inc.	403,212	1,350,760
#*Incyte Corp.	549,373	5,867,304
*Infinity Pharmaceuticals, Inc.	30,957	189,147
#*Inovio Biomedical Corp.	241,450	241,450
*IntegraMed America, Inc.	121,860	988,285
*Interleukin Genetics, Inc.	18,140	16,145
#Invacare Corp.	530,361	13,280,239
*Iridex Corp.	97,820	283,678
*ISTA Pharmaceuticals, Inc.	369,034	1,343,284
*Javelin Pharmaceuticals, Inc.	481,762	578,114
*Kendle International, Inc.	96,064	1,944,335
Kewaunee Scientific Corp.	58,094	840,911
*Kindred Healthcare, Inc.	1,556,280	26,316,695
*K-V Pharmaceutical Co.	246,410	850,114
*Lannet Co., Inc.	259,483	1,517,976
#*LCA-Vision, Inc.	177,469	1,032,870
*LeMaitre Vascular, Inc.	77,600	360,840
*Lexicon Pharmaceuticals, Inc.	1,294,275	2,303,810
#*LifePoint Hospitals, Inc.	1,732,785	51,948,894
#*Luna Innovations, Inc.	41,132	115,581
*Martek Biosciences Corp.	32,457	699,124
*Maxygen, Inc.	188,628	1,054,431
*MedCath Corp.	726,154	4,930,586
*MediciNova, Inc. (58468P206)	1,850	13,237
*MediciNova, Inc. (58468PAA5)	159,507	168,423
MedQuist, Inc.	53,549	365,740
*Merge Healthcare, Inc.	234,157	608,808
*MiddleBrook Pharmaceuticals, Inc.	469,623	230,585

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Misonix, Inc.	124,173	$254,555
*Molina Healthcare, Inc.	63,277	1,407,913
*National Dentex Corp.	104,091	864,996
*Neurocrine Biosciences, Inc.	313,155	735,914
*Neurometrix, Inc.	63,012	135,476
*Nighthawk Radiology Holdings, Inc.	146,101	580,021
*NMT Medical, Inc.	157,237	349,066
*NovaMed, Inc.	24,463	101,032
*NOVT Corp.	2,900	6,380
*NPS Pharmaceuticals, Inc.	511,014	1,747,668
*Oculus Innovative Sciences, Inc.	22,195	42,614
*Orchid Cellmark, Inc.	117,570	191,639
*Osteotech, Inc.	648,087	2,190,534
*OTIX Global, Inc.	502,388	427,030
#*OXiGENE, Inc.	142,081	157,710
*PDI, Inc.	356,511	1,775,425
*Prospect Medical Holdings, Inc.	5,100	30,141
*Providence Service Corp.	3,917	50,294
Psychemedics Corp.	21,726	167,507
#*Psychiatric Solutions, Inc.	29,400	648,270
*Radient Pharmaceuticals Corp.	72,837	24,036
*RadNet, Inc.	385,198	847,436
*Regeneration Technologies, Inc.	442,960	1,399,754
*Res-Care, Inc.	312,764	2,818,004
*Retractable Technologies, Inc.	39,828	60,140
*Rural/Metro Corp.	131,700	726,984
#*Santarus, Inc.	344,295	1,628,515
*SciClone Pharmaceuticals, Inc.	367,705	970,741
*Sirona Dental Systems, Inc.	66,921	2,152,849
*Skilled Healthcare Group, Inc.	24,804	162,218
*Solta Medical, Inc.	400	720
#*Somaxon Pharmaceuticals, Inc.	36,373	82,203
*Spectranetics Corp.	11,564	79,676
*SRI/Surgical Express, Inc.	146,301	323,325
#*StemCells, Inc.	566,944	697,341
#*Stereotaxis, Inc.	338,556	1,374,537
*Strategic Diagnostics, Inc.	276,638	406,658
*Sun Healthcare Group, Inc.	144,616	1,263,944
#*Sunesis Pharmaceuticals, Inc.	8,955	8,821
*SunLink Health Systems, Inc.	45,100	80,278
*Sunrise Senior Living, Inc.	249,416	740,766
*SuperGen, Inc.	3,198	8,667
*Symmetry Medical, Inc.	14,213	126,780
*Theragenics Corp.	560,030	744,840
*Tomotherapy, Inc.	275,397	1,115,358
*Trimeris, Inc.	264,366	608,042
#*Triple-S Management Corp.	391,007	6,486,806
*United American Healthcare Corp.	15,300	16,371
*Universal American Corp.	1,174,184	15,687,098
*Urologix, Inc.	17,376	30,408
*Vanda Pharmaceuticals, Inc.	3,728	37,317
*Vical, Inc.	197,574	557,159
*Viropharma, Inc.	1,098,387	10,852,064
*Vital Images, Inc.	256,829	3,652,108
*WellCare Health Plans, Inc.	242,331	7,555,881
*Zymogenetics, Inc.	111,145	630,192

Total Health Care		356,023,869

Industrials — (15.4%)
*A.T. Cross Co.	333,813	1,502,158
#*AAR Corp.	485,150	11,240,925

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*ACCO Brands Corp.	90,252	$694,940
Aceto Corp.	504,578	2,664,172
*Active Power, Inc.	306,219	315,406
*AeroCentury Corp.	30,190	434,736
*Aerosonic Corp.	41,420	163,195
*Air Transport Services Group, Inc.	12,080	27,905
Aircastle, Ltd.	1,182,407	11,244,691
Alamo Group, Inc.	236,217	4,240,095
*Alaska Air Group, Inc.	596,978	18,709,291
Albany International Corp.	130,538	2,596,401
#Alexander & Baldwin, Inc.	1,094,786	34,978,413
*Allied Defense Group, Inc.	118,807	856,598
*Allied Motion Technologies, Inc.	44,400	118,770
*Amerco, Inc.	351,724	13,291,650
American Railcar Industries, Inc.	296,406	2,937,383
*American Reprographics Co.	47,700	335,331
#Ameron International Corp.	15,405	1,063,407
*AMREP Corp.	5,000	68,500
#Apogee Enterprises, Inc.	10,542	145,058
*Applied Energetics, Inc.	559,686	223,874
#Applied Industrial Technologies, Inc.	1,273,350	27,759,030
#Arkansas Best Corp.	494,278	11,141,026
*Armstrong World Industries, Inc.	555,372	20,232,202
*Atlas Air Worldwide Holdings, Inc.	381,635	13,994,555
*Avalon Holding Corp. Class A	41,919	94,318
#*Avis Budget Group, Inc.	2,205,722	23,865,912
#Baldor Electric Co.	709,811	17,518,135
*Baldwin Technology Co., Inc. Class A	387,412	488,139
Barrett Business Services, Inc.	84,867	1,087,146
*BE Aerospace, Inc.	607,172	13,618,868
*Blount International, Inc.	167,483	1,865,761
#*BlueLinx Holdings, Inc.	391,376	1,111,508
*BNS Holding, Inc.	45,855	412,695
Bowne & Co., Inc.	499,527	3,281,892
*Breeze-Eastern Corp.	67,570	442,583
#Briggs & Stratton Corp.	1,478,146	24,433,753
*BTU International, Inc.	21,348	114,212
#*Builders FirstSource, Inc.	543,840	1,821,864
#*C&D Technologies, Inc.	252,468	373,653
*CAI International, Inc.	95,552	758,683
#*Capstone Turbine Corp.	585,231	673,016
Cascade Corp.	300	8,685
*Casella Waste Systems, Inc.	172,443	750,127
#CDI Corp.	293,468	3,782,803
*CECO Environmental Corp.	158,744	582,590
*Celadon Group, Inc.	41,977	412,214
*Cenveo, Inc.	212,193	1,532,033
#*Ceradyne, Inc.	132,774	2,594,404
*Champion Industries, Inc.	369,015	568,283
*Chart Industries, Inc.	54,081	872,327
Chicago Rivet & Machine Co.	28,248	416,658
CIRCOR International, Inc.	40,212	1,135,989
#*Coleman Cable, Inc.	21,574	94,710
*Columbus McKinnon Corp.	88,861	1,206,732
*Comforce Corp.	21,165	25,610
*Commercial Vehicle Group, Inc.	283,930	1,360,025
CompX International, Inc.	66,237	515,986
*COMSYS IT Partners, Inc.	224,805	2,841,535
#*Consolidated Graphics, Inc.	211,102	7,124,692
*Cornell Cos., Inc.	101,150	2,124,150
*Covenant Transportation Group, Inc.	194,919	701,708

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CPI Aerostructures, Inc.	19,331	$118,886
*CRA International, Inc.	10,856	281,713
Diamond Management & Technology Consultants, Inc.	1,924	14,238
#*Document Security Systems, Inc.	65,243	221,826
#*Dollar Thrifty Automotive Group, Inc.	240,276	5,853,123
Ducommun, Inc.	296,189	5,325,478
*DXP Enterprises, Inc.	5,393	70,594
*Dycom Industries, Inc.	430,294	3,515,502
#*Eagle Bulk Shipping, Inc.	1,177,656	5,888,280
Eastern Co.	69,372	822,058
Ecology & Environment, Inc. Class A	32,978	497,968
#Encore Wire Corp.	171,653	3,434,777
*Energy Focus, Inc.	136,025	149,628
*EnerSys, Inc.	952,688	18,567,889
Ennis, Inc.	691,947	10,379,205
#*EnPro Industries, Inc.	83,749	2,039,288
Espey Manufacturing & Electronics Corp.	1,453	28,755
*Esterline Technologies Corp.	1,043,023	39,384,548
#*Evergreen Solar, Inc.	191,029	275,082
*ExpressJet Holdings, Inc.	214,445	750,558
Federal Signal Corp.	433,921	2,816,147
*First Aviation Services, Inc.	8,900	6,408
*Flow International Corp.	73,672	251,222
*Franklin Covey Co.	247,771	1,298,320
Freightcar America, Inc.	37,533	731,894
Frozen Food Express Industries, Inc.	419,189	1,509,080
G & K Services, Inc. Class A	649,145	16,228,625
#GATX Corp.	1,374,465	36,038,472
#*Genco Shipping & Trading, Ltd.	612,139	11,728,583
*Gencor Industries, Inc.	15,355	106,717
*Gibraltar Industries, Inc.	762,503	10,629,292
*GP Strategies Corp.	172,401	1,275,767
Great Lakes Dredge & Dock Corp.	283,453	1,675,207
Greenbrier Cos., Inc.	307,523	2,506,312
*Griffon Corp.	976,092	11,527,647
*H&E Equipment Services, Inc.	594,231	6,304,791
Hardinge, Inc.	206,970	1,078,314
*Herley Industries, Inc.	477,440	5,843,872
Horizon Lines, Inc.	33,116	156,970
*Hudson Highland Group, Inc.	476,441	1,948,644
#*Hurco Cos., Inc.	99,511	1,667,804
*ICT Group, Inc.	260,063	4,124,599
*Innotrac Corp.	111,236	147,944
*Insituform Technologies, Inc. Class A	87,946	1,801,134
Insteel Industries, Inc.	207,786	2,052,926
*Integrated Electrical Services, Inc.	900	4,626
*Intelligent Systems Corp.	29,047	33,404
*Interline Brands, Inc.	358,619	6,024,799
International Shipholding Corp.	227,392	6,266,924
*Intersections, Inc.	192,376	832,988
#*JetBlue Airways Corp.	2,318,729	11,454,521
*JPS Industries, Inc.	42,300	99,828
*Kadant, Inc.	422,329	6,427,847
*Kelly Services, Inc. Class A	575,392	7,549,143
*Key Technology, Inc.	7,785	112,260
*Kforce, Inc.	45,302	605,688
Kimball International, Inc. Class B	672,579	5,299,923
*Kratos Defense & Security Solutions, Inc.	123,857	1,177,880
L.S. Starrett Co. Class A	189,480	1,843,640
*Ladish Co., Inc.	205,540	3,175,593
Lawson Products, Inc.	12,309	198,790

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Layne Christensen Co.	304,198	$7,705,335
*LECG Corp.	842,424	2,400,908
*LGL Group, Inc.	7,917	31,668
*LMI Aerospace, Inc.	71,833	911,561
LSI Industries, Inc.	49,200	293,232
*Lydall, Inc.	431,171	2,729,312
*M&F Worldwide Corp.	556,176	20,183,627
*Magnetek, Inc.	392,480	533,773
Manitowoc Co., Inc. (The)	709,583	7,734,455
*Marten Transport, Ltd.	415,266	7,312,834
McGrath Rentcorp	2,100	44,247
*MFRI, Inc.	204,452	1,394,363
*Miller Industries, Inc.	224,693	2,518,809
#*Mobile Mini, Inc.	949,256	13,337,047
*Moog, Inc.	44,544	1,344,338
Mueller Industries, Inc.	7,600	186,884
Mueller Water Products, Inc.	2,069,155	9,331,889
Multi-Color Corp.	229	2,677
NACCO Industries, Inc. Class A	169,529	9,124,051
*National Patent Development Corp.	230,265	368,424
National Technical Systems, Inc.	151,136	852,407
*NCI Building Systems, Inc.	87,416	172,210
*NN, Inc.	504,296	2,002,055
#*Northwest Pipe Co.	178,609	4,272,327
#*Ocean Power Technologies, Inc.	45,158	272,303
*On Assignment, Inc.	316,465	2,208,926
*Orion Energy Systems, Inc.	1,300	6,188
Oshkosh Truck Corp. Class B	1,417,675	51,135,537
*P.A.M. Transportation Services, Inc.	144,401	1,464,226
#*Pacer International, Inc.	38,936	116,808
*Paragon Technologies, Inc.	9,306	21,869
*Park-Ohio Holdings Corp.	217,380	1,986,853
*Patrick Industries, Inc.	119,986	308,364
*Pemco Aviation Group Inc.	10,158	13,866
*PGT, Inc.	84,511	162,261
*Pinnacle Airlines Corp.	75,949	577,972
*Plug Power, Inc.	526,873	305,586
#*Polypore International, Inc.	213,927	2,873,040
Portec Rail Products, Inc.	63,990	698,771
*PowerSecure International, Inc.	407,046	2,678,363
Preformed Line Products Co.	42,216	1,521,887
Providence & Worcester Railroad Co.	73,242	890,257
*Quality Distribution, Inc.	188,885	761,207
*Quixote Corp.	13,957	88,767
*RCM Technologies, Inc.	123,033	319,886
*Republic Airways Holdings, Inc.	1,682,318	8,226,535
#*Rush Enterprises, Inc. Class A	863,003	9,803,714
*Rush Enterprises, Inc. Class B	332,468	3,304,732
*Saia, Inc.	346,986	4,163,832
#*SatCon Technology Corp	94,200	216,660
#*Sauer-Danfoss, Inc.	36,788	418,280
Schawk, Inc.	141,046	1,816,672
#*School Specialty, Inc.	591,995	13,077,170
Seaboard Corp.	18,999	23,368,770
Servotronics, Inc.	12,611	118,543
SIFCO Industries, Inc.	69,115	868,776
SkyWest, Inc.	1,621,728	23,725,881
*SL Industries, Inc.	21,592	183,532
*Sparton Corp.	310,745	1,926,619
*Spherion Corp.	1,256,149	7,084,680
#Standard Register Co.	121,042	643,943

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Standex International Corp.	309,738	$7,065,124
#Steelcase, Inc. Class A	363,401	2,572,879
Superior Uniform Group, Inc.	144,642	1,476,795
*Supreme Industries, Inc.	111,646	286,930
*Sypris Solutions, Inc.	275,357	809,550
#TAL International Group, Inc.	93,008	1,311,413
*TeamStaff, Inc.	9,762	10,445
*Tech/Ops Sevcon, Inc.	3,000	7,950
Technology Research Corp.	103,137	362,011
*Tecumseh Products Co. Class A	439,770	4,872,652
*Tecumseh Products Co. Class B	55,877	631,410
#Textainer Group Holdings, Ltd.	89	1,517
*Thomas Group, Inc.	45,972	28,962
#Titan International, Inc.	489,839	3,801,151
Todd Shipyards Corp.	39,409	589,559
*Trailer Bridge, Inc.	85,999	454,935
*Transcat, Inc.	58,700	419,705
*TRC Cos., Inc.	335,014	901,188
Tredegar Industries, Inc.	1,245,361	20,149,941
*Trimas Corp.	4,750	28,120
#Trinity Industries, Inc.	1,664,098	26,026,493
Triumph Group, Inc.	332,569	16,937,739
*Tufco Technologies, Inc.	35,571	117,384
#*Tutor Perini Corp.	586,671	11,181,949
Twin Disc, Inc.	119,484	1,150,631
*U.S. Home Systems, Inc.	106,855	239,355
*United Capital Corp.	113,656	2,687,964
#*United Rentals, Inc.	651,569	5,219,068
Universal Forest Products, Inc.	438,074	14,868,232
*Universal Security Instruments, Inc.	30,409	164,513
*UQM Technologies, Inc.	277,021	1,321,390
*USA Truck, Inc.	337,839	4,172,312
#*USG Corp.	1,827,398	21,947,050
*Valence Technology, Inc.	4,800	4,128
*Valpey Fisher Corp.	15,889	22,403
*Versar, Inc.	27,971	88,668
Viad Corp.	347,480	6,855,780
Virco Manufacturing Corp.	34,520	121,856
*Volt Information Sciences, Inc.	553,904	5,145,768
*Wabash National Corp.	530,296	1,569,676
*Waste Services, Inc.	371,993	3,377,696
Watts Water Technologies, Inc.	882,816	25,539,867
*WCA Waste Corp.	486,990	1,996,659
#Werner Enterprises, Inc.	88,927	1,758,976
#*WESCO International, Inc.	167,452	4,641,769
*Willdan Group, Inc.	18,701	46,191
*Willis Lease Finance Corp.	294,260	4,852,347
#*YRC Worldwide, Inc.	309,145	287,505

Total Industrials		1,044,052,367

Information Technology — (13.4%)
*Acorn Energy, Inc.	171,777	1,077,042
*Actel Corp.	552,073	6,083,844
*ActivIdentity Corp.	505,753	1,153,117
*Adaptec, Inc.	4,351,687	13,229,128
*Advanced Analogic Technologies, Inc.	382,595	1,277,867
*Advanced Photonix, Inc.	29,384	21,156
*Aehr Test Systems	57,840	105,269
*Aetrium, Inc.	178,073	471,893
Agilysys, Inc.	552,954	4,644,814
*Amtech Systems, Inc.	84,762	882,372

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Anadigics, Inc.	555,450	$2,010,729
*Anaren, Inc.	276,610	3,548,906
*Applied Micro Circuits Corp.	863,558	6,329,880
#*Arris Group, Inc.	1,730,491	17,374,130
*Aspen Technology, Inc.	326,227	3,001,288
*Astea International, Inc.	12,375	37,620
Astro-Med, Inc.	104,784	759,684
*AuthenTec, Inc.	9,500	24,320
*Autobytel, Inc.	398,923	434,826
*Aviat Networks, Inc.	691,867	4,974,524
*Avid Technology, Inc.	938,560	11,854,013
AVX Corp.	134,607	1,599,131
*Aware, Inc.	661,315	1,686,353
*AXT, Inc.	379,719	1,101,185
Bel Fuse, Inc. Class A	7,745	134,298
Bel Fuse, Inc. Class B	94,745	1,797,313
#*Bell Microproducts, Inc.	623,870	2,819,892
*Benchmark Electronics, Inc.	2,841,081	51,764,496
Black Box Corp.	490,438	13,482,141
*Blonder Tongue Laboratories, Inc.	8,764	9,290
*Bogen Communications International, Inc.	43,800	75,555
*Brooks Automation, Inc.	2,403,977	20,049,168
*Bsquare Corp.	90,100	221,646
*CalAmp Corp.	341,141	989,309
*Cascade Microtech, Inc.	316,550	1,370,661
*Checkpoint Systems, Inc.	327,693	5,256,196
*Chordiant Software, Inc.	23,064	85,337
*Chyron International Corp.	51,176	111,564
*Ciber, Inc.	2,122,374	6,855,268
*Cinedigm Digital Cinema Corp.	262,260	380,277
*Clarus Corp.	371,800	1,617,330
*Clearfield, Inc.	76,859	153,718
#*Coherent, Inc.	952,417	28,267,737
Cohu, Inc.	712,585	9,227,976
*Comarco, Inc.	10,221	26,575
•#*Commerce One LLC	55,600	—
Communications Systems, Inc.	103,486	1,232,518
*Computer Task Group, Inc.	175,839	1,239,665
*Concurrent Computer Corp.	136,268	584,590
#*Convera Corp.	343,230	75,511
*Convergys Corp.	2,223,640	23,792,948
*CPI International, Inc.	140,887	1,577,934
*Cray, Inc.	413	1,949
*CSP, Inc.	124,050	462,706
CTS Corp.	1,269,698	9,662,402
*CyberOptics Corp.	266,732	1,936,474
#*Cypress Semiconductor Corp.	576,490	5,793,724
*Data I/O Corp.	78,942	344,977
*Datalink Corp.	64,165	293,876
*Dataram Corp.	75,871	211,680
*DDi Corp.	351,075	1,513,133
*Digi International, Inc.	714,872	6,862,771
*Digimarc Corp.	69,200	1,087,132
*Ditech Networks, Inc.	685,602	863,859
*DivX, Inc.	57,557	323,470
*Dot Hill Systems Corp.	526,584	868,864
*DSP Group, Inc.	382,917	2,638,298
*Dynamics Research Corp.	17,152	192,445
*Easylink Services International Corp.	34,202	64,642
*EchoStar Corp.	81,333	1,561,594
*EDGAR Online, Inc.	207,114	300,315

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Edgewater Technology, Inc.	298,591	$895,773
*EFJohnson Technologies, Inc.	508,819	498,643
Electro Rent Corp.	570,598	6,670,291
*Electro Scientific Industries, Inc.	1,199,372	13,444,960
*Electronics for Imaging, Inc.	995,563	11,538,575
#*EMCORE Corp.	93,441	88,769
*EMS Technologies, Inc.	128,997	1,653,742
*Endwave Corp.	332,391	804,386
*Entorian Technologies, Inc.	34,332	141,448
*ePlus, Inc.	272,314	4,280,776
*Euronet Worldwide, Inc.	262,875	5,367,908
*Evans & Sutherland Computer Corp.	145,693	14,569
*Exar Corp.	1,056,280	7,425,648
*Extreme Networks	1,392,074	3,438,423
#*Fairchild Semiconductor Corp. Class A	2,200,250	19,758,245
*Frequency Electronics, Inc.	204,701	1,019,411
*FSI International, Inc.	597,144	1,433,146
*Geeknet, Inc.	853,869	1,092,952
*Gerber Scientific, Inc.	455,172	2,230,343
*Giga-Tronics, Inc.	11,000	25,410
*Global Cash Access, Inc.	1,231	9,971
*Globecomm Systems, Inc.	259,763	1,888,477
*GSI Technology, Inc.	1,900	8,474
*GTSI Corp.	237,469	1,296,581
*Hackett Group, Inc.	142,665	330,983
*Halifax Corp.	2,700	3,132
*Hauppauge Digital, Inc.	130,387	93,840
*Hutchinson Technology, Inc.	660,894	4,447,817
*Hypercom Corp.	568,599	1,950,295
*I.D. Systems, Inc.	151,003	433,379
#*ICx Technologies, Inc.	800	5,488
*iGo, Inc.	373,705	448,446
*Ikanos Communications, Inc.	201,394	432,997
*Imation Corp.	1,609,486	14,388,805
*InfoSpace, Inc.	563,812	5,226,537
*Insight Enterprises, Inc.	853,156	9,819,826
*InsWeb Corp.	19,975	79,900
*Integrated Device Technology, Inc.	3,548,853	20,121,997
*Integrated Silicon Solution, Inc.	407,259	2,349,884
#*Intellicheck Mobilisa, Inc.	157,751	444,858
*Intelligroup, Inc.	70,500	249,570
*Internap Network Services Corp.	855,706	3,807,892
*International Rectifier Corp.	356,554	6,432,234
*Internet Brands, Inc.	654,441	5,124,273
*Internet Capital Group, Inc.	1,072,331	6,680,622
*Interphase Corp.	86,887	230,251
*Intest Corp.	3,293	4,808
*Intevac, Inc.	186,577	2,654,991
*IntriCon Corp.	41,096	123,288
*Inuvo, Inc.	117,687	47,075
*INX, Inc.	7,860	45,195
iPass, Inc.	396,852	440,506
*Iteris, Inc.	108,667	146,700
*IXYS Corp.	207,999	1,447,673
Jabil Circuit, Inc.	116,255	1,683,372
*Jaco Electronics, Inc.	54,959	28,029
*JDS Uniphase Corp.	17,311	136,064
Keithley Instruments, Inc.	119,581	649,325
*Kemet Corp.	92,927	135,673
*Kenexa Corp.	293,125	2,907,800
*KEY Tronic Corp.	365,738	1,766,515

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Keynote Systems, Inc.	440,972	$4,264,199
*Knot, Inc. (The)	47,511	434,726
*Kopin Corp.	282,486	1,161,017
*Kulicke & Soffa Industries, Inc.	229,615	1,058,525
*KVH Industries, Inc.	51,342	667,446
#*L-1 Identity Solutions, Inc.	1,168,291	8,750,500
*Lattice Semiconductor Corp.	1,823,495	4,722,852
*LeCroy Corp.	172,853	665,484
#*LightPath Technologies, Inc.	8,638	20,818
*Lionbridge Technologies, Inc.	687,573	1,595,169
*Logic Devices, Inc.	71,976	128,117
*LoJack Corp.	201,200	861,136
*LookSmart, Ltd.	544,441	528,108
#*Loral Space & Communications, Inc.	103,571	2,948,666
*Mace Security International, Inc.	183,086	172,101
#*Magma Design Automation, Inc.	484,604	1,167,896
Marchex, Inc. Class B	294,304	1,615,729
*Mastech Holdings, Inc.	44,797	217,265
*Mattson Technology, Inc.	677,422	2,235,493
*Measurement Specialties, Inc.	91,731	1,093,434
#*Mechanical Technology, Inc.	34,024	30,281
*MEMSIC, Inc.	2,164	6,968
*Mentor Graphics Corp.	116,899	937,530
*Mercury Computer Systems, Inc.	170,007	2,029,884
#*Merix Corp.	246,738	594,639
*Merrimac Industries, Inc.	33,495	535,585
#Methode Electronics, Inc.	1,113,721	12,239,794
*Microtune, Inc.	216,057	479,647
*Mindspeed Technologies, Inc.	267,651	1,691,554
*MKS Instruments, Inc.	1,978,214	32,838,352
*ModusLink Global Solutions, Inc.	732,402	7,433,880
*MoSys, Inc.	243,165	1,091,811
*MTM Technologies, Inc.	386	176
#*Nanometrics, Inc.	202,266	1,759,714
*Napco Security Technologies, Inc.	49,049	102,512
*Network Equipment Technologies, Inc.	165,432	742,790
*Newport Corp.	1,732,785	14,746,000
*Nu Horizons Electronics Corp.	283,220	1,161,202
*NumereX Corp. Class A	104,599	467,558
O.I. Corp.	54,546	432,004
*Occam Networks, Inc.	74,470	390,223
*Oclaro, Inc.	591,083	975,287
*OmniVision Technologies, Inc.	186,498	2,405,824
*Omtool, Ltd.	52,214	57,435
*On2 Technologies, Inc.	18,063	12,283
*Online Resources Corp.	104,353	504,025
*Openwave Systems, Inc.	399,942	891,871
#*Oplink Communications, Inc.	466,569	6,928,550
*Opnext, Inc.	957,856	1,810,348
*Optelecom-NKF, Inc.	8,825	23,210
*OPTi, Inc.	164,800	659,200
*Optical Cable Corp.	116,577	417,346
*ORBCOMM, Inc.	696,772	1,588,640
*OSI Systems, Inc.	21,991	582,102
*Overland Storage, Inc.	30,942	57,862
*PAR Technology Corp.	130,042	752,943
*PC Connection, Inc.	897,789	5,745,850
*PC Mall, Inc.	115,208	588,713
*PC-Tel, Inc.	638,185	3,707,855
*PDF Solutions, Inc.	308,971	1,223,525
*Perceptron, Inc.	145,568	458,539

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Performance Technologies, Inc.	289,576	$816,604
*Pericom Semiconductor Corp.	317,524	2,794,211
*Pervasive Software, Inc.	437,499	2,239,995
*Photronics, Inc.	1,308,961	5,039,500
*Planar Systems, Inc.	269,898	607,270
*PLATO Learning, Inc.	256,077	1,055,037
*PLX Technology, Inc.	202,257	898,021
*Presstek, Inc.	291,393	824,642
•*Price Communications Liquidation Trust	1,498,306	204,639
Qualstar Corp.	378,083	835,563
#*QuickLogic Corp.	233,689	535,148
*Radiant Systems, Inc.	24,400	281,820
*RadiSys Corp.	261,929	1,967,087
*RAE Systems, Inc.	481,293	389,847
*Rainmaker Systems, Inc.	224,358	325,319
*RealNetworks, Inc.	2,270,668	9,582,219
*Relm Wireless Corp.	133,363	417,426
Renaissance Learning, Inc.	2,199	29,269
*RF Industries, Ltd.	11,180	55,341
*RF Micro Devices, Inc.	1,292,883	4,977,600
Richardson Electronics, Ltd.	461,490	3,539,628
*Rudolph Technologies, Inc.	414,088	2,596,332
*S1 Corp.	162,398	971,140
*Saba Software, Inc.	186,770	903,967
*SCM Microsystems, Inc.	378,413	775,747
*SeaChange International, Inc.	392,657	2,540,491
Servidyne, Inc.	21,203	38,271
*Sigmatron International, Inc.	16,500	97,515
#*Silicon Graphics International Corp.	894,491	7,164,873
*Silicon Image, Inc.	511,505	1,232,727
*Silicon Storage Technology, Inc.	3,778,252	10,087,933
#*Skyworks Solutions, Inc.	2,798,675	35,515,186
*Smart Modular Technologies (WWH), Inc.	810,065	4,925,195
#Soapstone Networks, Inc.	352,815	269,903
#*Sonic Solutions, Inc.	330,436	2,828,532
*SonicWALL, Inc.	1,209,180	9,213,952
*Sonus Networks, Inc.	81,569	172,111
*Soundbite Communications, Inc.	800	2,144
*Spectrum Control, Inc.	264,098	2,725,491
*StarTek, Inc.	226,510	1,676,174
*Sunrise Telecom, Inc.	132,300	91,287
*Support.com, Inc.	941,772	2,335,595
Sycamore Networks, Inc.	683,266	13,248,528
*Symmetricom, Inc.	307,548	1,568,495
*SYNNEX Corp.	961,945	25,462,684
*Tech Data Corp.	936,227	38,151,250
Technitrol, Inc.	196,147	878,739
#*TechTarget, Inc.	19,199	101,755
*TechTeam Global, Inc.	233,641	1,719,598
*Telular Corp.	286,285	1,242,477
#*Teradyne, Inc.	39,169	365,838
Tessco Technologies, Inc.	61,473	1,146,471
TheStreet.com, Inc.	287,751	912,171
#*THQ, Inc.	142,138	716,376
*Tier Technologies, Inc. Class B	358,690	2,761,913
*TII Network Technologies, Inc.	92,005	117,766
*Tollgrade Communications, Inc.	330,412	2,055,163
#*Track Data Corp.	16,348	51,005
*Trident Microsystems, Inc.	287,971	524,107
*Trio-Tech International	35,820	142,564
#*Triquint Semiconductor, Inc.	3,239,385	19,436,310

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
TSR, Inc.	2,290	$5,450
#*TTM Technologies, Inc.	280,383	2,901,964
Ulticom, Inc.	52,104	500,198
*Ultra Clean Holdings, Inc.	250,947	1,621,118
#*UTStarcom, Inc.	902,691	1,949,813
#*Veeco Instruments, Inc.	349,413	11,118,322
#*Vertro, Inc.	18,087	6,690
*Vicon Industries, Inc.	102,175	555,832
*Virage Logic Corp.	314,671	1,752,717
*Vishay Intertechnology, Inc.	3,237,801	24,413,020
Wayside Technology Group, Inc.	5,762	46,845
*Web.com Group, Inc.	162,614	907,386
*Winland Electronics, Inc.	2,200	1,914
*Wireless Ronin Technologies, Inc.	149,076	465,117
*Wireless Telecom Group, Inc.	176,100	137,358
*WPCS International, Inc.	36,280	110,654
*X-Rite, Inc.	402,230	1,001,553
*Zix Corp.	441,476	829,975
*Zoran Corp.	564,264	6,189,976
*Zygo Corp.	534,211	5,657,294

Total Information Technology		909,982,627

Materials — (6.0%)
A. Schulman, Inc.	453,394	10,210,433
#A.M. Castle & Co.	561,035	5,442,040
*American Pacific Corp.	141,306	1,017,403
Ashland, Inc.	100,953	4,079,511
*Boise, Inc.	1,186,702	6,123,382
*Brush Engineered Materials, Inc.	93,979	1,688,803
*Buckeye Technologies, Inc.	852,296	9,750,266
*BWAY Holding Co.	56,637	966,227
Cabot Corp.	682,149	17,585,801
*Century Aluminum Co.	1,573,057	17,807,005
#*Coeur d’Alene Mines Corp.	1,695,167	23,766,241
*Continental Materials Corp.	10,786	156,235
*Core Molding Technologies, Inc.	99,118	296,363
Cytec Industries, Inc.	581,324	21,689,198
*Detrex Corp.	12,700	43,498
#*Domtar Corp.	265,654	12,902,815
Ferro Corp.	863,348	6,699,580
#*Flotek Industries, Inc.	221,927	328,452
Friedman Industries, Inc.	162,178	891,979
*General Moly, Inc.	325,960	766,006
*Georgia Gulf Corp.	30,900	474,315
*Graphic Packaging Holding Co.	6,215,796	21,009,390
Haynes International, Inc.	169,093	4,952,734
*Headwaters, Inc.	1,389,210	7,626,763
*Horsehead Holding Corp.	146,038	1,431,172
Huntsman Corp.	718,200	8,754,858
ICO, Inc.	192,512	1,486,193
*Impreso, Inc.	6,400	4,224
*Innospec, Inc.	6,024	58,734
Kaiser Aluminum Corp.	367,636	12,922,405
*KapStone Paper & Packaging Corp.	461,968	4,268,584
KMG Chemicals, Inc.	91,500	1,258,125
*Louisiana-Pacific Corp.	2,435,797	17,318,517
*Material Sciences Corp.	216,679	422,524
#*Mercer International, Inc.	76,559	238,864
Minerals Technologies, Inc.	42,045	2,009,751
#*Mines Management, Inc.	258,316	661,289
*Mod-Pac Corp.	25,212	111,437

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Myers Industries, Inc.	527,179	$4,818,416
*Nanophase Technologies Corp.	216,121	177,219
Neenah Paper, Inc.	101,993	1,419,743
NL Industries, Inc.	191,360	1,297,421
*Northern Technologies International Corp.	3,541	36,579
#Olympic Steel, Inc.	205,498	5,700,515
#*OM Group, Inc.	836,126	27,274,430
*Omnova Solutions, Inc.	484,820	2,744,081
P.H. Glatfelter Co.	1,223,100	16,878,780
Penford Corp.	263,939	2,708,014
*PolyOne Corp.	3,134,189	23,349,708
*Rock of Ages Corp.	58,381	189,154
*Rockwood Holdings, Inc.	46,602	1,021,050
#*RTI International Metals, Inc.	605,820	14,994,045
Schweitzer-Maudoit International, Inc.	57,053	4,292,668
Spartech Corp.	776,297	7,832,837
#*Stillwater Mining Co.	161,083	1,618,884
Synalloy Corp.	22,593	180,066
Temple-Inland, Inc.	763,429	13,260,762
Texas Industries, Inc.	48,023	1,629,901
*U.S. Concrete, Inc.	610,179	549,161
*U.S. Energy Corp.	25,300	130,042
#*U.S. Gold Corp.	332,704	741,930
*Universal Stainless & Alloy Products, Inc.	65,242	1,189,362
Vulcan International Corp.	11,100	394,050
Wausau Paper Corp.	681,730	6,012,859
*Webco Industries, Inc.	9,290	529,530
Westlake Chemical Corp.	1,707,624	35,057,521
*Zoltek Cos., Inc.	91,966	767,916

Total Materials		404,017,761

Other — (0.0%)
•Allen Organ Co. Escrow Shares	4,900	8,058
*Avigen, Inc. Escrow Shares	268,555	—
•*Big 4 Ranch, Inc.	73,300	—
•*ePresence, Inc. Escrow Shares	312,600	—
•*Landco Real Estate LLC	4,900	—
•#*MAIR Holdings, Inc. Escrow Shares	593,484	—
•*Noel Group, Inc.	95,400	477
•*Petrocorp, Inc. Escrow Shares	102,600	6,156
•*Tripos Escrow Shares	200	18

Total Other		14,709

Telecommunication Services — (0.1%)
*Arbinet Corp.	552,802	1,232,748
*Cincinnati Bell, Inc.	879,028	2,557,971
#Consolidated Communications Holdings, Inc.	3,626	62,113
*FiberTower Corp.	2,400	10,512
*General Communications, Inc. Class A	194,477	1,153,249
*IDT Corp.	2,100	7,728
*IDT Corp. Class B	53,956	240,104
*SureWest Communications	354,061	3,168,846
*Xeta Corp.	65,385	200,732

Total Telecommunication Services		8,634,003

Utilities — (0.0%)
Maine & Maritimes Corp.	43,071	1,404,976
*Renegy Holdings, Inc.	33,158	30,837
*SJW Corp.	3,100	67,983

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Unitil Corp.	11,400	$248,178

Total Utilities		1,751,974

TOTAL COMMON STOCKS		5,894,686,894

RIGHTS/WARRANTS — (0.0%)
*Contra General Contingent Value Rights	344,163	—
*Contra Glucagon Contingent Value Rights	344,163	—
*Contra Roche Contingent Value Rights	344,163	—
*Contra TR Beta Contingent Value Rights	344,163	—
•CSF Holding, Inc. Litigation Rights	40,500	—
*Federal-Mogul Corp. Warrants 12/27/14	62,197	16,482
*Flagstar Bancorp, Inc. Rights 02/08/10	1,441,277	—
•*Lantronix, Inc. Warrants	599	—
*West Coast Bancorp Rights 03/01/10	58,140	35,465

TOTAL RIGHTS/WARRANTS		51,947

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio—Institutional Shares	115	115

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund LP	899,602,653	899,602,653
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $1,842,977 FHLMC 4.000%, 04/01/24, valued at $1,709,734) to be repurchased at $1,659,952	$1,660	1,659,935

TOTAL SECURITIES LENDING COLLATERAL		901,262,588

TOTAL INVESTMENTS — (100.0%) (Cost $7,261,554,645)##		$6,796,001,544

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,103,109,344	$337,402	—	$1,103,446,746
Consumer Staples	171,675,523	—	—	171,675,523
Energy	526,649,610	—	—	526,649,610
Financials	1,368,437,705	—	—	1,368,437,705
Health Care	355,194,799	829,070	—	356,023,869
Industrials	1,044,052,367	—	—	1,044,052,367
Information Technology	909,777,988	204,639	—	909,982,627
Materials	404,017,761	—	—	404,017,761
Other	—	14,709	—	14,709
Telecommunication Services	8,634,003	—	—	8,634,003
Utilities	1,751,974	—	—	1,751,974
Rights/Warrants	16,482	35,465	—	51,947
Temporary Cash Investments	115	—	—	115
Securities Lending Collateral	—	901,262,588	—	901,262,588

TOTAL	$5,893,317,671	$902,683,873	—	$6,796,001,544

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (89.5%)
Consumer Discretionary — (11.8%)
*1-800-FLOWERS.COM, Inc.	3,972	$8,222
*4Kids Entertainment, Inc.	2,300	3,381
*99 Cents Only Stores.	30,669	399,924
#Aaron’s, Inc.	20,370	567,508
Aaron’s, Inc. Class A	1,144	25,511
Abercrombie & Fitch Co.	38,320	1,208,613
*AC Moore Arts & Crafts, Inc.	6,100	17,080
Acme United Corp.	1,000	8,900
Advance Auto Parts, Inc.	14,900	587,805
#*Aeropostale, Inc.	15,241	501,276
*AFC Enterprises, Inc.	7,503	61,525
*AH Belo Corp.	7,580	46,314
*Aldila, Inc.	1,600	6,720
*Alloy, Inc.	5,507	42,514
#*Amazon.com, Inc.	49,680	6,230,369
Ambassadors Group, Inc.	6,985	79,140
Amcon Distributing Co.	100	5,405
*American Apparel, Inc.	15,451	43,726
#*American Axle & Manufacturing Holdings, Inc.	19,290	180,362
*American Biltrite, Inc.	327	589
American Eagle Outfitters, Inc.	72,900	1,158,381
#American Greetings Corp. Class A	9,000	166,320
#*American Public Education, Inc.	1,700	64,838
*America’s Car-Mart, Inc.	5,010	117,885
*Amerigon, Inc.	7,396	60,277
Ameristar Casinos, Inc.	21,231	314,431
#*AnnTaylor Stores Corp.	23,400	293,904
*ante4, Inc.	1,806	1,698
*Apollo Group, Inc. Class A	18,300	1,108,797
#Arbitron, Inc.	7,506	189,977
#*Arctic Cat, Inc.	5,000	41,900
Ark Restaurants Corp.	983	13,492
#*ArvinMeritor, Inc.	39,700	384,693
*Asbury Automotive Group, Inc.	13,285	147,065
*Ascent Media Corp.	4,048	104,317
*Atrinsic, Inc.	1,352	906
*Audiovox Corp. Class A	9,407	62,557
#*AutoNation, Inc.	94,630	1,703,340
*Autozone, Inc.	7,803	1,209,699
*Bakers Footwear Group, Inc.	600	660
*Ballantyne Strong, Inc.	3,965	13,203
*Bally Technologies, Inc.	12,300	487,941
#Barnes & Noble, Inc.	25,432	444,551
*Bassett Furniture Industries, Inc.	3,800	16,454
*Beasley Broadcast Group, Inc.	1,050	3,770
*Beazer Homes USA, Inc.	18,300	71,370
bebe stores, inc.	35,583	219,903
*Bed Bath & Beyond, Inc.	31,900	1,234,530
Belo Corp.	35,610	236,450
*Benihana, Inc.	1,044	4,907
*Benihana, Inc. Class A	1,488	6,562
Best Buy Co., Inc.	47,643	1,746,116
Big 5 Sporting Goods Corp.	11,079	161,864
*Big Lots, Inc.	29,832	847,527
#*BJ’s Restaurants, Inc.	14,200	300,188
Black & Decker Corp.	8,300	536,678
#*Blockbuster, Inc. Class A	15,700	7,065
*Blue Nile, Inc.	2,457	126,658

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Bluegreen Corp.	10,800	$26,352
Blyth, Inc.	4,225	118,680
Bob Evans Farms, Inc.	13,610	379,855
Bon-Ton Stores, Inc. (The)	5,390	47,163
Books-A-Million, Inc.	6,280	40,004
*Borders Group, Inc.	25,293	21,752
#BorgWarner, Inc.	42,300	1,484,307
Bowl America, Inc. Class A	1,359	17,871
#*Boyd Gaming Corp.	39,150	305,370
Brinker International, Inc.	40,183	655,787
*Brink’s Home Security Holdings, Inc.	15,200	623,200
*Brookfield Homes Corp.	11,200	81,312
Brown Shoe Co., Inc.	18,519	226,858
Brunswick Corp.	71,200	763,976
#Buckle, Inc.	15,575	472,546
*Buffalo Wild Wings, Inc.	6,600	308,946
*Build-A-Bear-Workshop, Inc.	8,500	40,545
#Burger King Holdings, Inc.	49,600	865,024
#*Cabela’s, Inc.	33,087	533,362
Cablevision Systems Corp.	29,700	761,508
*Cache, Inc.	6,900	28,980
*California Coastal Communities, Inc.	1,578	2,209
#*California Pizza Kitchen, Inc.	10,000	138,000
#Callaway Golf Co.	36,962	275,737
*Cambium Learning Group, Inc.	424	1,671
*Canterbury Park Holding Corp.	514	3,665
#*Capella Education Co.	3,380	248,024
#*Career Education Corp.	35,600	774,300
*Caribou Coffee Co., Inc.	7,000	50,610
#*CarMax, Inc.	61,958	1,278,194
*Carmike Cinemas, Inc.	4,200	30,366
*Carnival Corp.	101,034	3,367,463
*Carriage Services, Inc.	6,149	23,674
*Carrols Restaurant Group, Inc.	8,000	50,480
*Carter’s, Inc.	22,373	578,566
*Casual Male Retail Group, Inc.	12,301	34,443
Cato Corp. Class A	10,000	204,500
*Cavco Industries, Inc.	3,108	111,391
CBS Corp.	6,054	78,399
CBS Corp. Class B	188,092	2,432,030
*CEC Entertainment, Inc.	7,894	262,002
*Charming Shoppes, Inc.	52,936	307,558
#*Cheesecake Factory, Inc.	22,142	468,082
#Cherokee, Inc.	1,652	26,515
*Chico’s FAS, Inc.	64,897	828,735
#*Children’s Place Retail Stores, Inc. (The)	12,401	394,352
#*Chipotle Mexican Grill, Inc.	10,500	1,012,830
#Choice Hotels International, Inc.	21,800	691,932
Christopher & Banks Corp.	15,200	101,080
*Chromcraft Revington, Inc.	2,232	5,245
Churchill Downs, Inc.	7,173	260,380
Cinemark Holdings, Inc.	50,590	717,366
#*Citi Trends, Inc.	5,906	183,854
CKE Restaurants, Inc.	18,240	152,486
*CKX, Inc.	21,056	85,487
*Clear Channel Outdoor Holdings, Inc.	17,938	182,071
Coach, Inc.	46,230	1,612,502
*Coast Distribution System, Inc.	890	3,498
*Cobra Electronics Corp.	535	835
#*Coinstar, Inc.	10,200	263,466
*Coldwater Creek, Inc.	34,200	152,532

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Collective Brands, Inc.	29,087	$572,432
Collectors Universe, Inc.	1,440	13,781
#Columbia Sportswear Co.	15,416	637,914
Comcast Corp. Class A	347,609	5,502,650
Comcast Corp. Special Class A	137,251	2,077,980
*Concord Camera Corp.	405	1,519
#*Conn’s, Inc.	11,521	64,748
Cooper Tire & Rubber Co.	25,100	427,453
*Core-Mark Holding Co., Inc.	5,900	175,938
#*Corinthian Colleges, Inc.	31,061	434,854
*Cosi, Inc.	4,164	2,873
CPI Corp.	840	11,306
Cracker Barrel Old Country Store, Inc.	5,879	217,288
*Craftmade International, Inc.	822	2,466
*Crocs, Inc.	38,100	280,035
#*Crown Media Holdings, Inc.	21,986	31,000
CSS Industries, Inc.	2,400	41,592
*Culp, Inc.	3,600	46,836
*Cumulus Media, Inc.	5,157	12,635
*Cybex International, Inc.	7,361	9,201
*Cycle Country Accessories Corp.	300	114
#D.R. Horton, Inc.	153,000	1,803,870
*Dana Holding Corp.	57,300	590,763
#Darden Restaurants, Inc.	15,181	561,090
*Deckers Outdoor Corp.	4,702	461,595
*Decorator Industries, Inc.	300	300
*dELiA*s, Inc.	6,668	11,869
*Delta Apparel, Inc.	6,541	83,202
*Destination Maternity Corp.	2,100	51,093
DeVry, Inc.	11,200	683,872
#*Dick’s Sporting Goods, Inc.	31,307	700,338
Dillard’s, Inc.	31,395	519,901
*DineEquity, Inc.	7,120	161,909
*DIRECTV Class A	212,022	6,434,868
*Discovery Communications, Inc. (25470F104)	44,139	1,309,163
*Discovery Communications, Inc. (25470F203)	1,400	40,670
*Discovery Communications, Inc. (25470F302)	55,353	1,453,570
DISH Network Corp.	30,820	562,773
Disney (Walt) Co.	302,941	8,951,907
*Dixie Group, Inc.	2,745	6,547
*Dolan Media Co.	12,388	122,393
*Dollar Tree, Inc.	23,790	1,178,081
*Domino’s Pizza, Inc.	20,000	226,000
*Dorman Products, Inc.	7,591	117,281
Dover Downs Gaming & Entertainment, Inc.	8,520	29,820
Dover Motorsports, Inc.	3,800	8,512
*DreamWorks Animation SKG, Inc.	21,850	850,839
*Dress Barn, Inc. (The)	30,095	708,436
*Drew Industries, Inc.	11,569	215,183
*Drugstore.com, Inc.	38,484	109,295
*DSW, Inc.	6,700	161,470
#*Eastman Kodak Co.	118,800	718,740
*EDCI Holdings, Inc.	1,303	8,222
Educational Development Corp.	1,183	7,098
*Einstein Noah Restaurant Group, Inc.	5,839	68,725
*Emerson Radio Corp.	4,000	9,600
*Emmis Communications Corp. Class A	3,000	3,540
*Empire Resorts, Inc.	9,500	21,470
*Enova Systems, Inc.	2,543	4,298
*Entercom Communications Corp.	10,300	87,138
*Entravision Communications Corp.	17,300	51,381

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EnviroStar, Inc.	100	$122
*Escalade, Inc.	1,400	3,458
#*Ethan Allen Interiors, Inc.	14,800	214,452
*Ever-Glory International Group, Inc.	1,700	7,480
*EW Scripps Co.	18,766	127,609
*Exide Technologies	33,782	261,135
*Expedia, Inc.	51,400	1,100,474
#Family Dollar Stores, Inc.	30,300	935,664
*Famous Dave’s of America, Inc.	2,980	18,625
*Federal Mogul Corp.	23,525	385,340
*FGX International Holdings, Ltd.	3,600	70,740
Finish Line, Inc. Class A	23,595	261,669
*Fisher Communications, Inc.	3,928	50,514
*Flanigan’s Enterprises, Inc.	300	1,845
Flexsteel Industries, Inc.	1,119	13,059
#Foot Locker, Inc.	77,400	873,846
*Ford Motor Co.	370,703	4,018,421
Fortune Brands, Inc.	57,700	2,398,589
FortuNet, Inc.	2,292	5,134
*Fossil, Inc.	33,665	1,099,162
*Franklin Electronic Publishers, Inc.	500	1,240
*Frederick’s of Hollywood Group, Inc.	775	938
Fred’s, Inc.	21,200	212,636
Frisch’s Restaurants, Inc.	2,810	67,300
#*Fuel Systems Solutions, Inc.	6,150	219,186
*Full House Resorts, Inc.	4,900	13,916
*Furniture Brands International, Inc.	20,800	107,328
*Gaiam, Inc.	5,814	37,500
#*GameStop Corp. Class A	26,162	517,223
*GameTech International, Inc.	4,030	6,448
Gaming Partners International Corp.	3,004	17,003
Gannett Co., Inc.	75,596	1,220,875
Gap, Inc.	82,374	1,571,696
#Garmin, Ltd.	11,060	357,349
#*Gaylord Entertainment Co.	20,866	401,462
*Genesco, Inc.	10,694	252,165
Gentex Corp.	51,128	980,124
#Genuine Parts Co.	28,800	1,085,184
#*G-III Apparel Group, Ltd.	7,972	138,793
*Global Traffic Network, Inc.	2,838	12,601
*Golfsmith International Holdings, Inc.	541	1,244
*Goodyear Tire & Rubber Co.	55,059	734,487
*Gray Television, Inc.	2,900	5,742
*Gray Television, Inc. Class A	300	606
*Great Wolf Resorts, Inc.	10,300	23,793
*Group 1 Automotive, Inc.	10,700	310,300
#Guess?, Inc.	29,700	1,179,387
*Gymboree Corp.	10,914	425,755
H&R Block, Inc.	53,355	1,148,200
*Hallwood Group, Inc.	200	8,846
*Hampshire Group, Ltd.	689	2,412
*Hanesbrands, Inc.	21,600	496,152
#Harley-Davidson, Inc.	47,790	1,086,745
Harman International Industries, Inc.	25,605	910,258
#Harte-Hanks, Inc.	27,500	290,400
Hasbro, Inc.	17,210	525,766
*Hastings Entertainment, Inc.	1,400	5,824
#Haverty Furniture Cos., Inc.	7,831	96,556
Haverty Furniture Cos., Inc. Class A	470	5,847
*Hawk Corp.	2,765	48,028
*Heelys, Inc.	3,900	8,112

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Helen of Troy, Ltd.	15,300	$360,621
*hhgregg, Inc.	3,200	68,160
*Hibbett Sporting Goods, Inc.	9,730	206,471
Hillenbrand, Inc.	22,500	412,875
*Hollywood Media Corp.	7,954	10,658
Home Depot, Inc.	200,625	5,619,506
Hooker Furniture Corp.	4,000	50,840
*Hot Topic, Inc.	17,785	102,264
#*Hovnanian Enterprises, Inc.	23,300	84,812
*HSN, Inc.	20,525	392,848
*Iconix Brand Group, Inc.	32,460	409,645
*Infosonics Corp.	2,000	2,100
Interactive Data Corp.	33,977	972,762
International Game Technology	46,731	857,047
International Speedway Corp.	14,630	376,137
#*Interpublic Group of Cos., Inc.	130,600	843,676
*Interstate Hotels & Resorts, Inc.	4,449	9,877
*Interval Leisure Group, Inc.	20,525	261,078
*iRobot Corp.	8,449	133,494
*Isle of Capri Casinos, Inc.	13,660	109,963
#*ITT Educational Services, Inc.	5,860	567,658
*J. Alexander’s Corp.	1,500	5,025
*J. Crew Group, Inc.	14,423	565,526
#J.C. Penney Co., Inc.	79,256	1,967,926
*Jack in the Box, Inc.	20,239	394,863
#*Jackson Hewitt Tax Service, Inc.	10,160	27,838
*Jaclyn, Inc.	400	2,590
*JAKKS Pacific, Inc.	9,300	102,300
Jarden Corp.	32,967	1,004,834
*Jennifer Convertibles, Inc.	500	545
*Jo-Ann Stores, Inc.	14,500	507,790
Johnson Controls, Inc.	94,930	2,641,902
*Johnson Outdoors, Inc.	1,795	19,045
Jones Apparel Group, Inc.	38,431	554,944
*Jos. A. Bank Clothiers, Inc.	6,931	290,478
Journal Communications, Inc.	17,700	62,304
*K12, Inc.	10,600	211,894
#KB Home	32,900	502,712
*Kenneth Cole Productions, Inc. Class A	3,600	36,864
*Kid Brands, Inc.	17,997	89,805
*Kirkland’s, Inc.	4,050	62,613
*Knology, Inc.	12,100	132,132
*Kohl’s Corp.	34,900	1,757,913
*Kona Grill, Inc.	1,820	6,552
•Koss Corp.	400	1,660
*Krispy Kreme Doughnuts, Inc.	22,416	63,213
KSW, Inc.	2,053	8,068
*K-Swiss, Inc. Class A	14,934	135,601
Lacrosse Footwear, Inc.	2,314	31,424
*Lakeland Industries, Inc.	1,850	15,596
*Lakes Entertainment, Inc.	3,772	9,392
*Lamar Advertising Co.	32,617	932,846
*Landry’s Restaurants, Inc.	300	6,222
#*Las Vegas Sands Corp.	176,285	2,732,418
•*Lazare Kaplan International, Inc.	1,600	4,000
*La-Z-Boy, Inc.	23,010	233,552
*Leapfrog Enterprises, Inc.	14,969	49,547
*Learning Tree International, Inc.	5,412	59,640
*Lee Enterprises, Inc.	15,410	65,338
#Leggett & Platt, Inc.	70,849	1,293,703
#Lennar Corp. Class A	70,568	1,083,924

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Lennar Corp. Class B	11,629	$141,758
*Libbey, Inc.	2,084	21,486
#*Liberty Global, Inc. Class A	39,700	1,007,586
*Liberty Global, Inc. Series C	37,378	936,693
*Liberty Media Corp. Capital Class A	53,068	1,373,931
*Liberty Media Corp. Capital Class B	239	6,231
*Liberty Media Corp. Interactive Class A	198,001	2,055,250
*Liberty Media Corp. Interactive Class B	5,303	55,469
*Liberty Media Corp. Series A	8,971	420,740
*Liberty Media-Starz Corp. Series B	105	4,944
#*Life Time Fitness, Inc.	18,028	431,771
*Lifetime Brands, Inc.	3,681	29,338
Limited Brands, Inc.	77,140	1,467,203
*LIN TV Corp.	8,687	41,437
*Lincoln Educational Services Corp.	9,874	204,589
*Lithia Motors, Inc.	7,113	55,481
*Live Nation Entertainment, Inc.	55,323	634,551
#*Liz Claiborne, Inc.	41,746	203,303
#*LKQ Corp.	51,746	970,238
#*LodgeNet Interactive Corp.	6,800	37,196
*Lodgian, Inc.	7,522	18,504
Lowe’s Cos., Inc.	203,899	4,414,413
*Luby’s, Inc.	12,791	43,873
*Lumber Liquidators Holdings, Inc.	6,500	153,920
*M/I Homes, Inc.	11,300	116,616
*Mac-Gray Corp.	5,393	48,321
Macy’s, Inc.	163,931	2,611,421
*Maidenform Brands, Inc.	8,301	124,100
Marcus Corp.	10,425	116,552
#Marine Products Corp.	10,690	54,091
*MarineMax, Inc.	9,399	84,873
#Marriott International, Inc. Class A	40,477	1,061,712
#*Martha Stewart Living Omnimedia, Inc.	9,700	42,971
Mattel, Inc.	56,200	1,108,264
Matthews International Corp. Class A	8,780	297,203
*MAXXAM, Inc.	2	2,950
*McClatchy Co. (The)	23,007	123,087
*McCormick & Schmick’s Seafood Restaurants, Inc.	5,100	42,177
McDonald’s Corp.	124,831	7,793,199
McGraw-Hill Cos., Inc.	37,620	1,333,629
MDC Holdings, Inc.	21,500	722,400
*Media General, Inc.	9,300	75,795
*Mediacom Communications Corp.	12,566	52,275
Men’s Wearhouse, Inc. (The)	23,609	475,721
Meredith Corp.	19,900	616,502
*Meritage Homes Corp.	13,800	308,982
*Meritage Hospitality Group, Inc.	299	448
*MGM Mirage	156,989	1,736,298
*Midas, Inc.	2,597	21,425
*Modine Manufacturing Co.	21,100	200,661
#*Mohawk Industries, Inc.	26,421	1,094,094
*Monarch Casino & Resort, Inc.	7,582	54,211
Monro Muffler Brake, Inc.	11,922	407,971
*Morgans Hotel Group Co.	7,500	30,075
#*Morningstar, Inc.	11,159	527,374
*Morton’s Restaurant Group, Inc.	6,400	24,512
*Motorcar Parts of America, Inc.	3,100	17,732
Movado Group, Inc.	9,444	103,223
*MTR Gaming Group, Inc.	8,807	15,588
*Multimedia Games, Inc.	8,600	42,398
*Nathan’s Famous, Inc.	2,000	30,100

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
National CineMedia, Inc.	14,679	$219,891
National Presto Industries, Inc.	2,600	297,752
*Nautilus, Inc.	10,100	25,351
*Navarre Corp.	7,804	15,452
#*Netflix, Inc.	12,010	747,622
*Nevada Gold & Casinos, Inc.	700	588
*New Frontier Media, Inc.	7,470	15,762
*New York & Co., Inc.	25,215	90,774
*New York Times Co. Class A (The)	72,016	930,447
#Newell Rubbermaid, Inc.	98,300	1,333,931
News Corp. Class A	291,767	3,679,182
News Corp. Class B	127,442	1,870,849
*Nexstar Broadcasting Group, Inc.	2,000	9,160
NIKE, Inc. Class B	44,930	2,864,288
*Nobel Learning Communities, Inc.	2,709	18,259
*Nobility Homes, Inc.	775	8,029
#Nordstrom, Inc.	34,200	1,181,268
Nutri/System, Inc.	7,786	158,523
#*NVR, Inc.	1,400	957,796
*O’Charley’s, Inc.	8,782	64,987
*Office Depot, Inc.	124,358	706,353
*OfficeMax, Inc.	27,600	357,972
#Omnicom Group, Inc.	35,608	1,256,962
*Orange 21, Inc.	335	221
*Orbitz Worldwide, Inc.	15,200	93,328
#*O’Reilly Automotive, Inc.	22,981	868,682
#*Orient-Express Hotels, Ltd.	29,700	289,872
*Orleans Homebuilders, Inc.	4,970	7,256
#*Outdoor Channel Holdings, Inc.	9,378	47,359
*Overstock.com, Inc.	7,295	86,519
Oxford Industries, Inc.	5,706	101,795
*P & F Industries, Inc. Class A	270	717
#*P.F. Chang’s China Bistro, Inc.	8,200	316,520
*Pacific Sunwear of California, Inc.	29,000	102,080
*Palm Harbor Homes, Inc.	9,382	19,233
*Panera Bread Co.	11,000	785,620
*Papa John’s International, Inc.	5,100	120,360
*Peet’s Coffee & Tea, Inc.	5,000	163,500
*Penn National Gaming, Inc.	34,584	933,076
#*Penske Automotive Group, Inc.	41,600	584,896
Pep Boys—Manny, Moe & Jack (The)	24,100	201,235
*Perry Ellis International, Inc.	6,950	111,408
#PetMed Express, Inc.	5,200	95,836
PetSmart, Inc.	45,387	1,168,715
Phillips-Van Heusen Corp.	23,234	912,864
*Phoenix Footwear Group, Inc.	900	450
*Pier 1 Imports, Inc.	36,147	184,350
*Pinnacle Entertainment, Inc.	10,195	83,191
*Playboy Enterprises, Inc. Class A	400	1,808
*Playboy Enterprises, Inc. Class B	8,610	28,069
*Point.360	1,448	2,013
Polaris Industries, Inc.	23,420	1,035,398
#Polo Ralph Lauren Corp.	11,100	910,200
Pool Corp.	17,779	326,422
*Premier Exhibitions, Inc.	8,500	10,710
#*Pre-Paid Legal Services, Inc.	3,100	123,597
#*Priceline.com, Inc.	6,600	1,289,310
Primedia, Inc.	12,392	38,167
*Princeton Review, Inc.	12,140	51,352
*Pulte Homes, Inc.	130,545	1,373,333
*Q.E.P. Co., Inc.	352	3,520

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Quantum Fuel Systems Technologies Worldwide, Inc.	1,310	$968
*Quiksilver, Inc.	53,900	108,878
*Radio One, Inc. Class D	12,458	39,990
RadioShack Corp.	46,100	899,872
*Raser Technologies, Inc.	13,500	13,635
*RC2 Corp.	9,755	140,179
*RCN Corp.	11,908	116,817
*Reading International, Inc. Class A	5,859	23,670
*Red Lion Hotels Corp.	5,748	34,086
#*Red Robin Gourmet Burgers, Inc.	7,000	129,010
Regal Entertainment Group.	47,500	701,575
#Regis Corp.	24,847	395,813
*Rent-A-Center, Inc.	30,431	608,620
*Rentrak Corp.	3,730	62,328
*Retail Ventures, Inc.	20,800	172,224
*Rex Stores Corp.	7,700	116,270
RG Barry Corp.	8,519	75,393
*RHI Entertainment, Inc.	600	229
*Rick’s Cabaret International, Inc.	3,300	36,762
*Rocky Brands, Inc.	800	6,872
#Ross Stores, Inc.	19,779	908,449
#*Royal Caribbean Cruises, Ltd.	74,213	1,936,217
*Rubio’s Restaurants, Inc.	1,991	15,430
#*Ruby Tuesday, Inc.	27,200	187,952
*Ruth’s Hospitality Group, Inc.	7,400	20,646
#Ryland Group, Inc.	24,327	541,519
*Saga Communications, Inc.	1,158	15,170
*Saks, Inc.	71,141	458,148
*Salem Communications Corp.	4,499	24,070
*Sally Beauty Holdings, Inc.	66,462	554,293
Scholastic Corp.	7,634	228,257
*Scientific Games Corp.	32,321	455,080
Scripps Networks Interactive, Inc.	20,552	877,570
*Sealy Corp.	29,300	87,314
#*Sears Holdings Corp.	44,029	4,107,025
*Select Comfort Corp.	15,100	97,697
Service Corp. International	127,510	978,002
#Sherwin-Williams Co.	18,300	1,159,305
*Shiloh Industries, Inc.	5,100	22,950
*Shoe Carnival, Inc.	5,677	103,719
*Shuffle Master, Inc.	21,476	190,922
*Shutterfly, Inc.	11,301	178,782
*Signet Jewelers, Ltd. ADR	41,310	1,130,242
*Silverleaf Resorts, Inc.	3,086	2,407
*Sinclair Broadcast Group, Inc. Class A	18,566	93,758
*Skechers U.S.A., Inc. Class A	15,655	439,279
Skyline Corp.	4,311	78,934
#*Smith & Wesson Holding Corp.	12,478	49,413
Snap-On, Inc.	29,900	1,222,312
Sonesta International Hotels Corp. Class A	347	4,320
*Sonic Automotive, Inc.	22,770	217,454
*Sonic Corp.	19,031	160,431
#Sotheby’s Class A	27,200	632,128
*Spanish Broadcasting System, Inc.	2,100	1,743
Spartan Motors, Inc.	12,275	73,650
*Spectrum Group International, Inc.	385	732
Speedway Motorsports, Inc.	18,829	312,938
*Sport Chalet, Inc. Class A	1,375	2,612
*Sport Chalet, Inc. Class B	238	516
Sport Supply Group, Inc.	4,800	57,072
Stage Stores, Inc.	17,135	221,384

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Stamps.com, Inc.	6,012	$53,146
*Standard Motor Products, Inc.	9,905	77,655
*Standard Pacific Corp.	43,650	158,450
*Stanley Furniture, Inc.	3,459	33,725
Stanley Works (The)	28,535	1,462,419
#Staples, Inc.	84,219	1,975,778
*Starbucks Corp.	86,630	1,887,668
#Starwood Hotels & Resorts Worldwide, Inc.	20,100	669,732
*Steak n Shake Co. (The)	775	248,961
*Stein Mart, Inc.	14,900	117,710
*Steiner Leisure, Ltd.	5,300	211,152
*Steinway Musical Instruments, Inc.	3,914	63,798
*Steven Madden, Ltd.	6,671	267,774
Stewart Enterprises, Inc.	39,844	202,009
*Stoneridge, Inc.	8,815	61,529
*Strattec Security Corp.	1,780	35,351
#Strayer Education, Inc.	3,102	644,534
#Sturm Ruger & Co., Inc.	7,700	80,234
Superior Industries International, Inc.	14,600	214,766
*Syms Corp.	2,486	19,441
Systemax, Inc.	15,980	280,129
#*Talbots, Inc.	18,893	212,735
*Tandy Brands Accessories, Inc.	1,100	3,245
*Tandy Leather Factory, Inc.	616	2,279
Target Corp.	86,115	4,415,116
*Tempur-Pedic International, Inc.	16,906	420,790
*Tenneco, Inc.	20,300	358,904
#*Texas Roadhouse, Inc.	22,510	261,791
Thor Industries, Inc.	25,687	815,562
#Tiffany & Co.	24,000	974,640
*Timberland Co. Class A	23,803	409,412
Time Warner Cable, Inc.	61,278	2,671,108
Time Warner, Inc.	188,821	5,183,136
#TJX Cos., Inc. (The)	48,170	1,830,942
*Toll Brothers, Inc.	62,465	1,153,729
*Town Sports International Holdings, Inc.	7,300	17,228
*Tractor Supply Co.	14,338	723,639
#*True Religion Apparel, Inc.	8,300	160,273
*TRW Automotive Holdings Corp.	52,800	1,215,984
*Tuesday Morning Corp.	15,900	69,483
Tupperware Corp.	22,510	955,775
*Ulta Salon Cosmetics & Fragrance, Inc.	20,233	392,520
#*Under Armour, Inc. Class A	13,440	341,376
*Unifi, Inc.	26,466	88,396
UniFirst Corp.	7,910	397,398
*Universal Electronics, Inc.	7,376	175,328
*Universal Technical Institute, Inc.	8,800	161,656
*Urban Outfitters, Inc.	26,500	836,605
*US Auto Parts Network, Inc.	5,632	33,229
V.F. Corp.	24,800	1,786,344
#*Vail Resorts, Inc.	16,572	558,476
*Valassis Communications, Inc.	16,500	345,345
Value Line, Inc.	1,267	32,144
*ValueVision Media, Inc.	11,600	47,792
*VCG Holding Corp.	300	645
#*Viacom, Inc. Class A	6,310	194,411
*Viacom, Inc. Class B	66,556	1,939,442
#*Volcom, Inc.	10,600	167,162
*WABCO Holdings, Inc.	21,099	545,409
*Warnaco Group, Inc.	24,230	938,186
*Warner Music Group Corp.	28,039	135,428

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Washington Post Co.	2,710	$1,177,820
Weight Watchers International, Inc.	27,563	795,468
*Wells-Gardner Electronics Corp.	992	2,430
Wendy’s/Arby’s Group, Inc.	221,867	1,022,807
*West Marine, Inc.	10,108	84,806
*Wet Seal, Inc. (The)	32,925	110,299
Weyco Group, Inc.	3,295	74,335
#Whirlpool Corp.	26,100	1,962,198
Wiley (John) & Sons, Inc. Class A	17,123	714,885
Wiley (John) & Sons, Inc. Class B	1,844	77,079
*Williams Controls, Inc.	1,101	8,313
Williams-Sonoma, Inc.	49,578	940,990
*Winmark Corp.	600	13,284
*Winnebago Industries, Inc.	15,138	180,899
#*WMS Industries, Inc.	21,200	786,096
Wolverine World Wide, Inc.	18,100	478,745
World Wrestling Entertainment, Inc.	9,200	147,200
#Wyndham Worldwide Corp.	77,920	1,635,541
Wynn Resorts, Ltd.	18,940	1,172,007
Yum! Brands, Inc.	51,740	1,770,025
*Zale Corp.	13,900	30,302
*Zumiez, Inc.	11,406	145,198

Total Consumer Discretionary		284,542,739

Consumer Staples — (7.8%)
#Alberto-Culver Co.	37,820	1,073,710
Alico, Inc.	2,814	72,151
*Alliance One International, Inc.	48,200	245,338
Altria Group, Inc.	234,870	4,664,518
*American Italian Pasta Co.	5,500	188,430
Andersons, Inc. (The)	7,840	211,523
Archer-Daniels-Midland Co.	111,700	3,345,415
Arden Group, Inc. Class A	497	50,560
Avon Products, Inc.	48,716	1,468,300
B&G Foods, Inc.	20,000	179,600
*Bare Escentuals, Inc.	24,100	437,897
*BJ’s Wholesale Club, Inc.	22,057	745,306
*Boston Beer Co., Inc. Class A	3,497	160,337
Bridgford Foods Corp.	1,800	17,730
Brown-Forman Corp. Class A	3,400	181,526
#Brown-Forman Corp. Class B	15,644	802,850
Bunge, Ltd.	38,300	2,251,657
*Cagle’s, Inc. Class A	500	2,195
Calavo Growers, Inc.	5,073	85,023
Cal-Maine Foods, Inc.	7,293	238,116
Campbell Soup Co.	39,249	1,299,534
Casey’s General Stores, Inc.	25,861	793,415
CCA Industries, Inc.	1,800	9,954
*Central European Distribution Corp.	31,555	1,011,338
*Central Garden & Pet Co.	11,250	107,325
*Central Garden & Pet Co. Class A	22,990	202,082
*Chattem, Inc.	6,741	630,014
*Chiquita Brands International, Inc.	36,000	528,120
Church & Dwight Co., Inc.	14,450	871,191
Clorox Co.	13,629	806,428
Coca-Cola Bottling Co.	1,894	95,590
Coca-Cola Co.	260,650	14,140,263
Coca-Cola Enterprises, Inc.	98,095	1,980,538
*Coffee Holding Co., Inc.	300	1,170
Colgate-Palmolive Co.	57,849	4,629,655
#ConAgra, Inc.	68,233	1,551,618

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Constellation Brands, Inc. Class A	68,460	$1,100,837
*Constellation Brands, Inc. Class B	2,943	47,824
Corn Products International, Inc.	39,480	1,122,022
Costco Wholesale Corp.	49,575	2,847,092
*Craft Brewers Alliance, Inc.	4,600	10,810
CVS Caremark Corp.	263,150	8,518,166
*Darling International, Inc.	28,360	220,924
*Dean Foods Co.	40,130	707,492
Del Monte Foods Co.	103,415	1,176,863
Diamond Foods, Inc.	6,037	216,849
*Diedrich Coffee, Inc.	800	27,680
Dr Pepper Snapple Group, Inc.	71,435	1,975,892
*Elizabeth Arden, Inc.	12,607	195,661
*Energizer Holdings, Inc.	14,504	804,972
Estee Lauder Cos., Inc.	18,100	950,612
Farmer Brothers Co.	7,111	122,238
#Flowers Foods, Inc.	33,150	805,214
*Fresh Del Monte Produce, Inc.	28,860	586,724
General Mills, Inc.	38,040	2,712,632
Golden Enterprises, Inc.	1,623	5,453
#*Great Atlantic & Pacific Tea Co.	21,355	159,949
#*Green Mountain Coffee, Inc.	14,850	1,259,577
Griffin Land & Nurseries, Inc. Class A	1,500	41,445
H.J. Heinz Co.	35,811	1,562,434
#*Hain Celestial Group, Inc.	15,898	254,209
*Hansen Natural Corp.	14,400	553,680
*Harbinger Group, Inc.	4,059	28,981
Herbalife, Ltd.	12,096	469,930
Hershey Co. (The)	19,300	703,099
Hormel Foods Corp.	28,120	1,088,244
*HQ Sustainable Maritime Industries, Inc.	4,481	31,546
*IGI Labratories, Inc.	921	599
Imperial Sugar Co.	6,013	98,553
Ingles Markets, Inc.	7,111	100,692
Inter Parfums, Inc.	13,916	185,222
J & J Snack Foods Corp.	7,014	293,255
J.M. Smucker Co.	41,200	2,474,884
Kellogg Co.	42,602	2,318,401
Kimberly-Clark Corp.	47,714	2,833,734
Kraft Foods, Inc.	255,784	7,074,985
Kroger Co. (The)	78,511	1,682,491
Lancaster Colony Corp.	10,510	573,320
Lance, Inc.	11,856	263,677
#*Lifeway Foods, Inc.	2,500	29,875
Lorillard, Inc.	18,656	1,412,259
Mannatech, Inc.	9,496	28,773
McCormick & Co., Inc.	18,816	683,021
McCormick & Co., Inc. Voting	478	17,366
*Medifast, Inc.	4,251	70,779
*MGP Ingredients, Inc.	5,791	38,047
Molson Coors Brewing Co.	38,884	1,633,128
Molson Coors Brewing Co. Class A	400	16,528
Nash-Finch Co.	6,081	209,794
*National Beverage Corp.	17,480	201,544
*Natural Alternatives International, Inc.	2,094	16,030
Nature’s Sunshine Products, Inc.	200	1,652
*NBTY, Inc.	29,300	1,304,729
Nu Skin Enterprises, Inc. Class A	25,209	585,857
*Nutraceutical International Corp.	4,000	51,960
Oil-Dri Corp. of America	3,323	52,769
*Omega Protein Corp.	6,400	27,520

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Orchids Paper Products Co.	1,551	$28,585
*Overhill Farms, Inc.	4,533	19,991
*Pantry, Inc.	11,500	154,905
*Parlux Fragrances, Inc.	16,600	28,220
*PC Group, Inc.	1,300	429
Pepsi Bottling Group, Inc.	33,050	1,229,460
PepsiAmericas, Inc.	49,224	1,429,957
PepsiCo, Inc.	175,578	10,467,960
Philip Morris International, Inc.	212,774	9,683,345
*Physicians Formula Holdings, Inc.	4,966	11,471
*Pilgrim’s Pride Corp.	11,600	102,892
*Prestige Brands Holdings, Inc.	26,300	204,351
PriceSmart, Inc.	11,183	223,772
Procter & Gamble Co.	341,128	20,996,428
*Ralcorp Holdings, Inc.	21,694	1,340,689
*Reddy Ice Holdings, Inc.	6,400	32,000
Reliv’ International, Inc.	2,740	8,220
*Revlon, Inc.	15,895	244,942
Reynolds American, Inc.	32,581	1,733,309
*Rite Aid Corp.	17,800	24,208
Rocky Mountain Chocolate Factory, Inc.	3,763	32,738
#Ruddick Corp.	21,410	606,974
Safeway, Inc.	141,072	3,167,066
Sanderson Farms, Inc.	7,704	360,162
*Sanfilippo (John B.) & Son, Inc.	3,124	47,641
Sara Lee Corp.	98,703	1,198,254
Schiff Nutrition International, Inc.	4,540	36,320
*Seneca Foods Corp.	3,173	85,671
*Seneca Foods Corp. Class B	438	11,826
*Smart Balance, Inc.	29,016	161,329
#*Smithfield Foods, Inc.	76,498	1,152,060
Spartan Stores, Inc.	9,901	134,060
*Star Scientific, Inc.	9,800	6,860
*SUPERVALU, Inc.	73,590	1,082,509
*Susser Holdings Corp.	5,224	46,076
Sysco Corp.	67,722	1,895,539
Tasty Baking Co.	1,400	9,646
*Tofutti Brands, Inc.	456	707
Tootsie Roll Industries, Inc.	13,968	363,587
*TreeHouse Foods, Inc.	16,435	636,692
Tyson Foods, Inc. Class A	103,187	1,426,044
*United Natural Foods, Inc.	14,675	397,839
United-Guardian, Inc.	600	6,822
#Universal Corp.	12,420	563,744
*USANA Health Sciences, Inc.	4,467	126,952
#Vector Group, Ltd.	14,977	209,528
Village Super Market, Inc.	1,464	38,064
Walgreen Co.	114,300	4,120,515
Wal-Mart Stores, Inc.	364,807	19,491,638
WD-40 Co.	6,200	190,774
Weis Markets, Inc.	13,889	493,198
#*Whole Foods Market, Inc.	47,900	1,303,838
*Winn-Dixie Stores, Inc.	28,753	291,268

Total Consumer Staples		187,331,987

Energy — (8.5%)
*Abraxas Petroleum Corp.	3,201	6,274
Adams Resources & Energy, Inc.	1,578	33,138
*Allis-Chalmers Energy, Inc.	28,900	105,485
#Alon USA Energy, Inc.	24,400	174,704
*Alpha Natural Resources, Inc.	28,044	1,138,867

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*American Oil & Gas, Inc.	17,592	$71,248
Anadarko Petroleum Corp.	78,867	5,030,137
Apache Corp.	58,756	5,803,330
*Approach Resources, Inc.	4,200	33,642
#Arch Coal, Inc.	61,596	1,297,828
*Arena Resources, Inc.	13,900	532,926
*Atlas Energy, Inc.	28,473	861,308
*ATP Oil & Gas Corp.	23,099	334,243
*Atwood Oceanics, Inc.	24,425	818,726
#Baker Hughes, Inc.	47,350	2,144,008
*Barnwell Industries, Inc.	1,570	5,982
*Basic Energy Services, Inc.	13,305	124,934
#Berry Petroleum Corp. Class A	19,628	531,526
*Bill Barrett Corp.	23,248	720,688
*BioFuel Energy, Corp.	6,200	19,096
BJ Services Co.	113,132	2,338,438
*Bolt Technology Corp.	2,252	22,520
*Boots & Coots, Inc.	5,220	8,039
#*BPZ Resources, Inc.	37,495	222,720
*Brigham Exploration Co.	17,650	230,156
*Bristow Group, Inc.	16,100	574,770
*Bronco Drilling Co., Inc.	11,400	57,228
Cabot Oil & Gas Corp.	35,300	1,350,931
*Cal Dive International, Inc.	45,547	320,651
*Callon Petroleum Co.	7,700	17,633
*Cameron International Corp.	31,573	1,189,039
CARBO Ceramics, Inc.	8,400	553,728
#*Carrizo Oil & Gas, Inc.	10,200	244,800
*Cheniere Energy, Inc.	17,239	49,131
Chesapeake Energy Corp.	105,200	2,606,856
Chevron Corp.	301,900	21,773,028
Cimarex Energy Co.	37,740	1,857,185
*Clayton Williams Energy, Inc.	5,621	184,481
*Clean Energy Fuels Corp.	21,695	363,174
*CNX Gas Corp.	18,901	507,114
*Complete Production Services, Inc.	33,900	424,767
*Comstock Resources, Inc.	23,457	914,588
*Concho Resources, Inc.	30,896	1,386,304
ConocoPhillips	239,732	11,507,136
CONSOL Energy, Inc.	28,768	1,340,876
*Contango Oil & Gas Co.	7,230	352,462
*Continental Resources, Inc.	26,743	1,015,432
*CREDO Petroleum Corp.	4,696	42,264
*Crosstex Energy, Inc.	19,400	150,350
*CVR Energy, Inc.	23,800	190,876
*Dawson Geophysical Co.	3,170	68,757
Delek US Holdings, Inc.	22,900	159,842
#*Delta Petroleum Corp.	15,781	20,042
#*Denbury Resources, Inc.	64,100	868,555
Devon Energy Corp.	61,033	4,083,718
#Diamond Offshore Drilling, Inc.	16,500	1,510,245
*Double Eagle Petroleum Co.	3,662	16,149
*Dresser-Rand Group, Inc.	30,759	909,851
#*Dril-Quip, Inc.	14,208	745,778
*Dune Energy, Inc.	1,227	245
El Paso Corp.	115,870	1,176,080
*Encore Acquisition Co.	27,100	1,290,502
*Endeavour International Corp.	16,640	15,309
*Energy Partners, Ltd.	351	3,026
*ENGlobal Corp.	7,130	21,889
EOG Resources, Inc.	39,659	3,585,967

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Evolution Petroleum Corp.	9,772	$44,365
EXCO Resources, Inc.	33,400	585,836
*Exterran Holdings, Inc.	32,202	653,057
Exxon Mobil Corp.	446,114	28,743,125
*FMC Technologies, Inc.	19,504	1,037,028
*Forest Oil Corp.	40,856	985,447
Frontier Oil Corp.	49,300	614,278
*FX Energy, Inc.	12,372	36,621
*Gasco Energy, Inc.	1,500	630
General Maritime Corp.	24,425	189,050
*Geokinetics, Inc.	4,248	41,630
*GeoMet, Inc.	12,240	13,342
*GeoResources, Inc.	6,900	88,182
*Global Industries, Ltd.	48,300	336,651
#*GMX Resources, Inc.	3,271	34,640
*Goodrich Petroleum Corp.	12,313	256,480
#*Green Plains Renewable Energy, Inc.	9,941	129,829
Gulf Island Fabrication, Inc.	5,929	103,520
*GulfMark Offshore, Inc.	10,966	269,215
*Gulfport Energy Corp.	14,613	151,098
Halliburton Co.	103,108	3,011,785
*Harvest Natural Resources, Inc.	26,700	119,883
*Helix Energy Solutions Group, Inc.	46,966	498,309
Helmerich & Payne, Inc.	36,800	1,539,344
*Hercules Offshore, Inc.	44,596	173,924
Hess Corp.	55,091	3,183,709
*HKN, Inc.	3,600	10,548
#Holly Corp.	21,561	562,742
*Hornbeck Offshore Services, Inc.	11,000	236,610
Houston American Energy Corp.	6,318	49,533
*International Coal Group, Inc.	69,200	247,044
*ION Geophysical Corp.	52,803	250,814
*James River Coal Co.	1,361	21,300
*Key Energy Services, Inc.	56,500	546,355
*Kodiak Oil & Gas Corp.	4,100	9,676
Lufkin Industries, Inc.	6,410	406,266
Marathon Oil Corp.	112,911	3,365,877
*Mariner Energy, Inc.	45,098	651,666
Massey Energy Co.	36,387	1,401,627
*Matrix Service Co.	10,800	108,972
#*McMoran Exploration Co.	18,400	279,864
*Meridian Resource Corp.	14,372	4,024
*Mexco Energy Corp.	311	2,768
*Mitcham Industries, Inc.	4,796	35,490
Murphy Oil Corp.	30,650	1,565,602
*Nabors Industries, Ltd.	98,083	2,187,251
National-Oilwell, Inc.	67,303	2,752,693
*Natural Gas Services Group, Inc.	5,900	92,689
*New Concept Energy, Inc.	139	559
*Newfield Exploration Co.	39,479	1,932,102
*Newpark Resources, Inc.	40,200	160,398
Noble Energy, Inc.	30,750	2,273,655
*Northern Oil & Gas, Inc.	5,100	56,355
Occidental Petroleum Corp.	69,134	5,415,958
#*Oceaneering International, Inc.	11,100	607,170
*Oil States International, Inc.	23,162	853,288
*OMNI Energy Services Corp.	5,800	8,990
#Overseas Shipholding Group, Inc.	14,858	662,815
*OYO Geospace Corp.	2,381	89,216
Panhandle Oil & Gas, Inc.	3,684	85,285
*Parker Drilling Co.	49,558	238,374

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Patriot Coal Corp.	40,860	$632,921
Patterson-UTI Energy, Inc.	69,906	1,073,756
Peabody Energy Corp.	30,830	1,298,560
Penn Virginia Corp.	20,440	496,079
*Petrohawk Energy Corp.	69,250	1,546,352
*Petroleum Development Corp.	12,000	251,520
#*PetroQuest Energy, Inc.	26,877	146,211
*PHI, Inc. Non-Voting	5,280	102,749
*PHI, Inc. Voting	365	7,118
*Pioneer Drilling Co.	23,400	186,030
#Pioneer Natural Resources Co.	39,907	1,755,110
*Plains Exploration & Production Co.	47,810	1,594,464
*Pride International, Inc.	60,368	1,786,893
*Quest Resource Corp.	2,055	1,410
#*Quicksilver Resources, Inc.	61,572	818,292
Range Resources Corp.	32,765	1,507,190
*Rex Energy Corp.	15,100	187,089
*Rosetta Resources, Inc.	23,044	473,785
*Rowan Cos., Inc.	52,219	1,121,664
#*Royale Energy, Inc.	400	944
RPC, Inc.	42,459	524,369
#*SandRidge Energy, Inc.	67,100	567,666
Schlumberger, Ltd.	130,039	8,252,275
*SEACOR Holdings, Inc.	10,900	765,725
*Seahawk Drilling, Inc.	3,904	81,633
Smith International, Inc.	85,403	2,589,419
Southern Union Co.	48,100	1,060,124
*Southwestern Energy Co.	37,882	1,624,380
Spectra Energy Corp.	72,900	1,549,125
#St. Mary Land & Exploration Co.	28,220	904,169
*Stone Energy Corp.	21,852	348,321
#*SulphCo, Inc.	700	322
*Sunoco, Inc.	54,322	1,362,939
*Superior Energy Services, Inc.	35,800	822,326
*Superior Well Services, Inc.	11,700	185,211
*Swift Energy Corp.	17,000	426,020
*Syntroleum Corp.	1,100	2,497
*T-3 Energy Services, Inc.	5,900	133,045
#Tesoro Petroleum Corp.	72,237	902,962
*Tetra Technologies, Inc.	33,630	351,770
*TGC Industries, Inc.	6,834	27,404
Tidewater, Inc.	26,925	1,260,628
Toreador Resources Corp.	7,438	93,793
*Trico Marine Services, Inc.	8,054	28,189
*Tri-Valley Corp.	6,400	12,032
*Union Drilling, Inc.	8,228	59,818
*Unit Corp.	21,700	988,218
*Uranium Energy Corp.	6,700	20,167
*Uranium Resources, Inc.	6,850	5,138
#*USEC, Inc.	48,925	195,700
VAALCO Energy, Inc.	19,778	83,661
Valero Energy Corp.	67,281	1,239,316
*Venoco, Inc.	17,705	204,139
*Verenium Corp.	166	863
#W&T Offshore, Inc.	27,100	241,461
*Warren Resources, Inc.	17,600	40,656
*Weatherford International, Ltd.	53,580	840,134
#*Western Refining, Inc.	32,700	149,439
*Westmoreland Coal Co.	2,866	29,376
*Whiting Petroleum Corp.	18,922	1,259,448
#*Willbros Group, Inc.	18,070	276,290

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Williams Cos., Inc. (The)	66,495	$1,385,756
#World Fuel Services Corp.	19,758	474,785
XTO Energy, Inc.	90,925	4,052,527

Total Energy		206,486,649

Financials — (14.5%)
*1st Constitution Bancorp	1,072	6,218
1st Source Corp.	13,107	199,882
21st Century Holding Co.	2,688	10,833
Abington Bancorp, Inc.	12,718	90,807
Access National Corp.	3,155	18,457
Advance America Cash Advance Centers, Inc.	27,720	133,888
Advanta Corp. Class A	2,785	56
#*Affiliated Managers Group, Inc.	17,274	1,046,286
*Affirmative Insurance Holdings, Inc.	3,625	15,733
Aflac, Inc.	53,458	2,588,971
*Allegheny Corp.	3,836	1,001,618
Alliance Bancorp, Inc. of Pennsylvania	167	1,386
Alliance Financial Corp.	1,005	25,597
Allied World Assurance Co. Holdings, Ltd.	23,098	1,033,866
Allstate Corp.	86,132	2,577,931
*Altisource Portfolio Solutions SA	10,326	236,982
#*Amcore Financial, Inc.	7,901	6,874
Ameriana Bancorp	456	1,473
American Capital, Ltd.	99,964	368,867
American Equity Investment Life Holding Co.	25,950	190,473
American Express Co.	136,173	5,128,275
American Financial Group, Inc.	60,576	1,502,891
*American Independence Corp.	1,861	8,468
American National Bankshares, Inc.	2,256	42,616
American National Insurance Co.	10,545	1,122,410
American Physicians Capital, Inc.	4,393	121,950
American River Bankshares	2,147	17,176
*American Safety Insurance Holdings, Ltd.	4,200	57,750
*American Spectrum Realty, Inc.	96	2,208
#*AmericanWest Bancorporation	5,283	3,487
*AmeriCredit Corp.	61,132	1,281,938
Ameriprise Financial, Inc.	63,572	2,430,993
Ameris Bancorp	6,092	56,899
*AMERISAFE, Inc.	9,600	166,080
*AmeriServe Financial, Inc.	8,236	12,107
AmTrust Financial Services, Inc.	27,164	325,153
AON Corp.	37,700	1,466,530
*Arch Capital Group, Ltd.	18,638	1,333,363
*Argo Group International Holdings, Ltd.	16,839	450,275
Arrow Financial Corp.	4,123	107,116
Aspen Insurance Holdings, Ltd.	43,033	1,145,969
*Asset Acceptance Capital Corp.	14,775	85,991
Associated Banc-Corp.	66,486	845,702
Assurant, Inc.	41,098	1,291,710
Assured Guaranty, Ltd.	68,188	1,545,140
ASTA Funding, Inc.	4,200	26,208
#Astoria Financial Corp.	48,278	637,270
*Atlantic American Corp.	2,737	3,558
Atlantic Coast Federal Corp.	1,871	2,825
Auburn National Bancorporation, Inc.	110	2,153
*Avatar Holdings, Inc.	4,634	78,500
Axis Capital Holdings, Ltd.	53,043	1,527,638
*B of I Holding, Inc.	3,419	40,584
Baldwin & Lyons, Inc.	327	7,488
Baldwin & Lyons, Inc. Class B	3,628	86,310

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#BancFirst Corp.	9,839	$396,512
Bancorp Rhode Island, Inc.	1,530	37,745
*Bancorp, Inc.	7,600	55,556
BancorpSouth, Inc.	38,534	881,658
#BancTrust Financial Group, Inc.	8,405	32,780
Bank Mutual Corp.	25,820	172,478
Bank of America Corp.	1,531,699	23,251,191
Bank of Commerce Holdings	2,256	12,182
#*Bank of Florida Corp.	4,129	4,996
*Bank of Granite Corp.	5,864	9,793
Bank of Hawaii Corp.	18,750	852,750
Bank of Kentucky Financial Corp.	400	7,300
Bank of New York Mellon Corp.	188,251	5,476,222
#Bank of the Ozarks, Inc.	7,800	231,114
BankAtlantic Bancorp, Inc.	15,779	23,195
BankFinancial Corp.	10,671	101,908
#Banner Corp.	8,438	24,976
Bar Harbor Bankshares	1,075	29,036
BB&T Corp.	111,178	3,098,531
#BCB Bancorp, Inc.	840	7,770
*BCSB Bancorp, Inc.	552	4,913
*Beach First National Bancshares, Inc.	1,100	1,210
Beacon Federal Bancorp, Inc.	2,000	16,960
*Beneficial Mutual Bancorp, Inc.	26,586	239,540
*Berkshire Bancorp, Inc.	1,000	5,900
Berkshire Hills Bancorp, Inc.	6,932	114,725
BGC Partners, Inc. Class A	12,700	51,689
BlackRock, Inc.	7,270	1,554,471
*BNCCORP, Inc.	409	1,432
#BOK Financial Corp.	25,479	1,207,959
#Boston Private Financial Holdings, Inc.	28,544	204,660
Bridge Bancorp, Inc.	400	9,432
*Bridge Capital Holdings	900	7,308
*Broadpoint Gleacher Securities, Inc.	27,427	111,079
Brookline Bancorp, Inc.	33,717	337,507
Brooklyn Federal Bancorp, Inc.	2,293	19,903
Brown & Brown, Inc.	48,069	846,014
*Brunswick Bancorp	40	198
Bryn Mawr Bank Corp.	1,847	29,570
C&F Financial Corp.	721	14,067
Cadence Financial Corp.	4,323	7,998
California First National Bancorp	2,174	28,066
Camco Financial Corp.	900	2,709
Camden National Corp.	3,251	94,344
Capital Bank Corp.	2,288	9,427
Capital City Bank Group, Inc.	6,768	81,081
Capital One Financial Corp.	73,170	2,697,046
Capital Properties, Inc.	300	2,775
•Capital Properties, Inc. Class B	300	—
Capital Southwest Corp.	1,561	127,143
CapitalSource, Inc.	85,540	409,737
#Capitol Bancorp, Ltd.	8,998	20,695
Capitol Federal Financial	16,129	526,128
Cardinal Financial Corp.	12,880	120,170
*Cardtronics, Inc.	13,993	152,384
*Carolina Bank Holdings, Inc.	900	3,420
Carrollton Bancorp	331	1,665
Carver Bancorp, Inc.	200	1,452
Cascade Financial Corp.	2,700	5,967
#Cash America International, Inc.	14,100	530,019
Cathay General Bancorp	23,967	229,604

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*CB Richard Ellis Group, Inc.	44,700	$549,810
Center Bancorp, Inc.	6,250	51,751
*Center Financial Corp.	6,700	31,892
CenterState Banks of Florida, Inc.	3,323	36,752
Central Bancorp, Inc.	62	527
*Central Jersey Bancorp	1,319	3,931
#*Central Pacific Financial Corp.	23,265	37,689
Central Virginia Bankshares, Inc.	747	2,745
Centrue Financial Corp.	1,244	3,869
Century Bancorp, Inc. Class A	599	12,621
CFS Bancorp, Inc.	1,100	3,850
Charles Schwab Corp. (The)	134,233	2,455,122
Charter Financial Corp.	1,425	14,250
#Chemical Financial Corp.	13,004	275,555
*Chicopee Bancorp, Inc.	3,096	40,093
Chubb Corp.	59,777	2,988,850
Cincinnati Financial Corp.	60,830	1,605,304
Citigroup, Inc.	1,506,027	5,000,010
Citizens Community Bancorp, Inc.	1,300	5,428
#*Citizens First Bancorp, Inc.	1,040	697
Citizens Holding Co.	600	12,264
*Citizens Republic Bancorp, Inc.	2,800	2,128
Citizens South Banking Corp.	2,141	10,084
*Citizens, Inc.	16,103	103,864
#City Holding Co.	7,198	226,233
#City National Corp.	25,060	1,237,713
CKX Lands, Inc.	485	5,958
Clifton Savings Bancorp, Inc.	9,033	77,232
CME Group, Inc.	11,067	3,174,237
#*CNA Financial Corp.	92,472	2,172,167
*CNA Surety Corp.	28,827	403,578
CNB Financial Corp.	1,300	19,448
CoBiz Financial, Inc.	10,983	58,649
Codorus Valley Bancorp, Inc.	829	4,709
#Cohen & Steers, Inc.	15,250	310,185
*Colonial Bankshares, Inc.	579	4,395
Colony Bankcorp, Inc.	1,153	4,312
#*Columbia Bancorp	730	854
Columbia Banking System, Inc.	12,000	227,880
Comerica, Inc.	52,314	1,805,356
Comm Bancorp, Inc.	300	5,850
Commerce Bancshares, Inc.	28,723	1,136,856
Commercial National Financial Corp.	675	11,813
Commonwealth Bankshares, Inc.	2,690	4,977
Community Bank System, Inc.	18,721	391,456
Community Capital Corp.	635	1,873
*Community Central Bank Corp.	463	926
#Community Trust Bancorp, Inc.	6,220	157,553
*Community West Bancshares	983	2,949
CompuCredit Holdings Corp.	17,900	59,786
*Conseco, Inc.	133,080	633,461
Consolidated-Tokoma Land Co.	2,606	86,206
*Consumer Portfolio Services, Inc.	2,900	4,060
*Cowen Group, Inc.	5,200	25,740
#*Cowlitz Bancorporation	473	378
*Crawford & Co. Class A	4,758	12,418
*Crawford & Co. Class B	5,480	19,016
*Credit Acceptance Corp.	6,564	349,336
*Crescent Financial Corp.	2,580	8,153
#Cullen Frost Bankers, Inc.	27,200	1,395,904
#CVB Financial Corp.	48,688	466,431

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Danvers Bancorp, Inc.	9,306	$126,934
#*Dearborn Bancorp, Inc.	1,024	1,659
Delphi Financial Group, Inc. Class A.	20,315	411,379
Diamond Hill Investment Group, Inc.	700	41,118
Dime Community Bancshares, Inc.	15,700	189,813
Discover Financial Services	188,477	2,578,365
*Dollar Financial Corp.	11,182	252,154
Donegal Group, Inc. Class A	11,025	162,619
Donegal Group, Inc. Class B	2,067	35,594
#*Doral Financial Corp.	10,573	37,534
Duff & Phelps Corp.	5,430	88,183
*E*TRADE Financial Corp.	75,764	115,161
East West Bancorp, Inc.	41,946	689,173
Eastern Insurance Holdings, Inc.	3,357	28,300
Eastern Virginia Bankshares, Inc.	721	5,472
#Eaton Vance Corp.	18,500	532,985
ECB Bancorp, Inc.	500	5,775
*eHealth, Inc.	9,639	175,430
EMC Insurance Group, Inc.	5,524	114,236
*Employers Holdings, Inc.	19,891	263,158
*Encore Bancshares, Inc.	4,200	34,608
#*Encore Capital Group, Inc.	11,400	179,778
#Endurance Specialty Holdings, Ltd.	30,299	1,091,370
*Enstar Group, Ltd.	5,952	386,225
Enterprise Bancorp, Inc.	2,503	25,981
Enterprise Financial Services Corp.	5,477	51,155
Erie Indemnity Co.	18,856	735,384
ESB Financial Corp.	4,517	52,939
ESSA Bancorp, Inc.	8,421	99,789
Evans Bancorp, Inc.	616	7,546
Evercore Partners, Inc. Class A	3,500	104,545
Everest Re Group, Ltd.	22,900	1,963,446
*EZCORP, Inc.	8,922	162,024
F.N.B. Corp.	45,501	322,602
Farmers Capital Bank Corp.	1,757	15,567
FBL Financial Group, Inc. Class A	12,181	218,527
Federal Agricultural Mortgage Corp.	5,758	43,530
#Federated Investors, Inc.	23,350	592,623
Fidelity Bancorp, Inc.	209	1,029
Fidelity National Financial, Inc.	79,058	1,019,848
#*Fidelity Southern Corp.	1,648	8,356
Fifth Third Bancorp	272,954	3,395,548
Financial Federal Corp.	14,561	396,933
Financial Institutions, Inc.	4,190	52,794
*First Acceptance Corp.	18,300	35,136
First Advantage Bancorp	733	7,689
First American Corp.	44,143	1,305,309
First Bancorp	8,931	138,252
First Bancorp of Indiana, Inc.	96	946
First Bancorp, Inc.	2,550	35,878
*First Bancshares, Inc.	200	1,630
First Busey Corp.	15,170	53,854
First Business Financial Services, Inc.	893	9,064
*First California Financial Group, Inc.	117	323
*First Cash Financial Services, Inc.	11,629	265,490
First Citizens BancShares, Inc.	3,247	544,554
First Commonwealth Financial Corp.	30,422	178,273
First Community Bancshares, Inc.	3,957	46,139
First Defiance Financial Corp.	3,139	33,148
First Federal Bancshares of Arkansas, Inc.	2,803	8,801
*First Federal of Northern Michigan Bancorp, Inc.	200	252

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Financial Bancorp	23,553	$386,269
First Financial Bankshares, Inc.	7,905	419,360
First Financial Corp.	5,458	150,641
First Financial Holdings, Inc.	6,774	79,865
First Financial Northwest, Inc.	8,555	52,955
First Financial Service Corp.	917	8,079
First Franklin Corp.	197	1,280
*First Horizon National Corp.	104,261	1,350,180
*First Keystone Financial, Inc.	291	3,419
First M&F Corp.	1,977	6,346
*First Marblehead Corp. (The)	15,530	33,234
#*First Mariner Bancorp, Inc.	200	250
First Merchants Corp.	9,463	63,970
First Mercury Financial Corp.	9,000	117,990
First Midwest Bancorp, Inc.	22,984	302,699
*First National Bancshares, Inc.	300	278
First Niagara Financial Group, Inc.	86,240	1,184,075
First PacTrust Bancorp, Inc.	823	5,456
First Place Financial Corp.	9,209	28,824
#*First Regional Bancorp	2,891	3,284
First Security Group, Inc.	3,995	9,308
*First South Bancorp, Inc.	4,111	41,521
#*First State Bancorporation	4,600	3,036
#First United Corp.	1,938	11,628
First West Virginia Bancorp, Inc.	247	3,050
Firstbank Corp.	1,139	8,977
*FirstCity Financial Corp.	2,702	16,617
FirstMerit Corp.	38,411	787,041
*Flagstar Bancorp, Inc.	19,400	12,222
Flagstone Reinsurance Holdings, Ltd.	34,268	358,786
Flushing Financial Corp.	12,249	150,050
#FNB United Corp.	3,615	5,820
#*Forest City Enterprises, Inc. Class A	62,720	709,363
*Forest City Enterprises, Inc. Class B	2,168	24,433
*Forestar Group, Inc.	5,240	97,307
*Fox Chase Bancorp, Inc.	1,835	18,093
*FPIC Insurance Group, Inc.	4,992	189,446
#Franklin Resources, Inc.	26,499	2,624,196
#*Frontier Financial Corp.	938	3,995
#Fulton Financial Corp.	90,179	833,254
*GAINSCO, Inc.	513	4,499
Gallagher (Arthur J.) & Co.	36,714	827,901
GAMCO Investors, Inc.	2,574	105,714
*Genworth Financial, Inc.	178,400	2,469,056
German American Bancorp, Inc.	5,957	88,521
GFI Group, Inc.	51,356	250,104
Glacier Bancorp, Inc.	26,344	377,773
Goldman Sachs Group, Inc.	77,173	11,477,169
Great Southern Bancorp, Inc.	5,831	131,023
#Greene Bancshares, Inc.	4,408	24,905
Greenhill & Co., Inc.	6,421	499,554
*Greenlight Capital Re, Ltd.	13,700	330,855
*Grubb & Ellis Co.	8,047	11,749
GS Financial Corp.	400	5,420
*Guaranty Bancorp	19,737	28,619
*Guaranty Federal Bancshares, Inc.	909	5,181
#*Habersham Bancorp	200	280
*Hallmark Financial Services, Inc.	8,889	69,779
Hampden Bancorp, Inc.	343	3,670
#Hampton Roads Bankshares, Inc.	4,213	8,384
Hancock Holding Co.	10,603	434,087

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Hanmi Financial Corp.	9,510	$18,925
Hanover Insurance Group, Inc.	26,743	1,134,438
Harleysville Group, Inc.	12,580	406,334
Harleysville National Corp.	20,382	130,241
Harleysville Savings Financial Corp.	1,322	18,151
*Harrington West Financial Group, Inc.	979	602
*Harris & Harris Group, Inc.	11,700	47,268
Hartford Financial Services Group, Inc.	100,135	2,402,239
Hawthorn Bancshares, Inc.	667	6,603
HCC Insurance Holdings, Inc.	43,771	1,186,194
#Heartland Financial USA, Inc.	6,110	85,234
Heritage Commerce Corp.	7,489	28,458
Heritage Financial Corp.	3,585	50,405
Heritage Financial Group	2,300	19,113
HF Financial Corp.	1,230	12,472
*HFF, Inc.	4,200	25,956
*Hilltop Holdings, Inc.	30,305	343,053
Hingham Institution for Savings	262	8,562
*HMN Financial, Inc.	989	5,341
Home Bancshares, Inc.	11,084	272,445
Home Federal Bancorp, Inc.	7,992	106,294
HopFed Bancorp, Inc.	758	7,883
Horace Mann Educators Corp.	16,300	195,437
Horizon Bancorp	420	7,770
#*Horizon Financial Corp.	3,875	85
Hudson City Bancorp, Inc.	180,564	2,396,084
Huntington Bancshares, Inc.	234,719	1,124,304
IBERIABANK Corp.	9,412	502,977
Independence Holding Co.	4,809	39,097
Independent Bank Corp. (453836108)	9,813	228,643
#Independent Bank Corp. (453838104)	7,881	5,753
Indiana Community Bancorp	559	4,545
Infinity Property & Casualty Corp.	7,832	310,617
Integra Bank Corp.	6,800	4,828
#*Interactive Brokers Group, Inc.	18,800	298,920
*IntercontinentalExchange, Inc.	7,517	717,723
*Intergroup Corp. (The)	200	1,936
*International Assets Holding Corp.	6,227	92,720
International Bancshares Corp.	29,205	608,632
*Intervest Bancshares Corp.	1,800	7,200
Invesco, Ltd.	117,043	2,258,930
*Investment Technology Group, Inc.	18,900	387,450
*Investors Bancorp, Inc.	52,408	619,987
*Investors Capital Holdings, Ltd.	859	1,246
Investors Title Co.	632	21,684
Janus Capital Group, Inc.	74,487	909,486
#*Jefferies Group, Inc.	83,214	2,125,286
Jefferson Bancshares, Inc.	1,271	6,685
JMP Group, Inc.	8,398	65,252
#Jones Lang LaSalle, Inc.	18,836	1,073,840
JPMorgan Chase & Co.	657,419	25,599,896
*KBW, Inc.	12,500	332,000
Kearny Financial Corp.	31,834	308,790
Kentucky First Federal Bancorp	936	9,463
KeyCorp.	294,836	2,116,922
K-Fed Bancorp	4,812	42,634
*Knight Capital Group, Inc.	46,600	728,824
*LaBranche & Co., Inc.	800	3,552
Lakeland Bancorp, Inc.	12,436	85,560
Lakeland Financial Corp.	4,627	85,831
Landmark Bancorp, Inc.	874	13,311

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Legacy Bancorp, Inc.	3,487	$33,440
Legg Mason, Inc.	54,509	1,405,242
#*Leucadia National Corp.	83,583	1,866,408
Life Partners Holdings, Inc.	2,730	54,272
Lincoln National Corp.	87,586	2,152,864
LNB Bancorp, Inc.	1,858	7,711
Loews Corp.	66,859	2,391,546
*Louisiana Bancorp, Inc.	2,100	30,765
LSB Corp.	914	10,017
LSB Financial Corp.	259	2,616
#M&T Bank Corp.	42,782	3,155,172
#*Macatawa Bank Corp.	5,492	10,215
*Magyar Bancorp, Inc.	211	733
MainSource Financial Group, Inc.	10,799	59,502
#*Markel Corp.	3,634	1,181,086
*Market Leader, Inc.	2,700	5,211
MarketAxess Holdings, Inc.	14,921	203,373
*Marlin Business Services Corp.	6,724	66,030
Marsh & McLennan Cos., Inc.	66,561	1,435,055
Marshall & Ilsley Corp.	172,993	1,195,382
*Maui Land & Pineapple Co., Inc.	2,542	7,906
Max Capital Group, Ltd.	9,641	217,115
Mayflower Bancorp, Inc.	100	605
MB Financial, Inc.	21,763	441,354
*MBIA, Inc.	131,236	646,993
#MBT Financial Corp.	4,816	8,572
*MCG Capital Corp.	30,600	140,454
Meadowbrook Insurance Group, Inc.	30,545	206,179
Medallion Financial Corp.	8,800	70,664
#*Mercantile Bancorp, Inc.	2,368	5,920
Mercantile Bank Corp.	960	3,638
Mercer Insurance Group, Inc.	2,635	44,795
Merchants Bancshares, Inc.	2,282	47,466
Mercury General Corp.	24,891	951,334
*Meridian Interstate Bancorp, Inc.	3,761	35,805
Meta Financial Group, Inc.	354	6,333
MetLife, Inc.	132,884	4,693,463
*Metro Bancorp, Inc.	1,996	25,669
MetroCorp Bancshares, Inc.	3,008	10,528
*MF Global Holdings, Ltd.	50,400	330,120
*MGIC Investment Corp.	46,300	280,115
MicroFinancial, Inc.	2,518	7,957
Mid Penn Bancorp, Inc.	497	4,871
MidSouth Bancorp, Inc.	2,790	42,129
#*Midwest Banc Holdings, Inc.	5,564	2,114
MidWestOne Financial Group, Inc.	416	3,952
Monroe Bancorp	1,119	7,553
Montpelier Re Holdings, Ltd.	38,316	647,157
#Moody’s Corp.	26,928	742,944
Morgan Stanley	219,683	5,883,111
*MSCI, Inc.	18,246	539,352
MutualFirst Financial, Inc.	1,220	7,893
*Nara Bancorp, Inc.	16,490	150,719
*NASDAQ OMX Group, Inc. (The)	24,569	441,996
*National Financial Partners Corp.	18,010	152,184
National Interstate Corp.	8,824	158,832
#National Penn Bancshares, Inc.	53,444	320,664
National Security Group, Inc.	212	2,926
National Western Life Insurance Co. Class A	600	97,500
Naugatuck Valley Financial Corp.	57	325
*Navigators Group, Inc.	10,900	465,103

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
NBT Bancorp, Inc.	21,064	$439,395
Nelnet, Inc. Class A	18,989	316,926
*New Century Bancorp, Inc.	300	1,572
New England Bancshares, Inc.	945	5,264
New Hampshire Thrift Bancshares, Inc.	1,486	15,529
New Westfield Financial, Inc.	15,250	124,440
#New York Community Bancorp, Inc.	137,088	2,060,433
NewAlliance Bancshares, Inc.	53,994	628,490
*NewBridge Bancorp	5,140	11,359
*Newport Bancorp, Inc.	900	10,310
*NewStar Financial, Inc.	9,539	41,495
North Central Bancshares, Inc.	200	3,168
*North Valley Bancorp	1,261	2,345
Northeast Bancorp	200	2,266
Northeast Community Bancorp, Inc.	3,456	20,701
Northern Trust Corp.	26,350	1,331,202
#Northfield Bancorp, Inc.	19,814	262,337
Northrim Bancorp, Inc.	1,902	30,489
*Northwest Bancshares, Inc.	48,249	564,996
Norwood Financial Corp.	740	19,181
NYMAGIC, Inc.	3,100	48,670
NYSE Euronext, Inc.	94,204	2,205,316
*Ocean Shore Holding Co.	2,641	24,693
OceanFirst Financial Corp.	4,697	48,661
#*Ocwen Financial Corp.	42,878	392,762
Ohio Valley Banc Corp.	662	12,763
Old National Bancorp	37,169	447,515
Old Republic International Corp.	109,496	1,159,563
#Old Second Bancorp, Inc.	6,565	38,865
OneBeacon Insurance Group, Ltd.	15,589	202,345
optionsXpress Holdings, Inc.	20,283	291,061
Oriental Financial Group, Inc.	9,700	110,386
Oritani Financial Corp.	11,064	145,049
Osage Bancshares, Inc.	900	8,541
#*PAB Bankshares, Inc.	1,714	3,119
#Pacific Capital Bancorp	23,359	28,031
Pacific Continental Corp.	3,171	32,186
*Pacific Mercantile Bancorp	1,900	5,681
*Pacific Premier Bancorp, Inc.	670	2,224
#PacWest Bancorp	14,875	308,656
Pamrapo Bancorp, Inc.	911	7,224
#*Park Bancorp, Inc.	153	1,063
Park National Corp.	6,579	360,529
Parkvale Financial Corp.	1,654	11,578
PartnerRe, Ltd.	22,706	1,693,641
#Patriot National Bancorp	500	880
Peapack-Gladstone Financial Corp.	1,697	17,988
Penns Woods Bancorp, Inc.	770	23,693
*Penson Worldwide, Inc.	10,500	88,410
Peoples Bancorp of North Carolina	1,583	8,105
Peoples Bancorp, Inc. (709788202)	470	6,650
Peoples Bancorp, Inc. (709789101)	4,660	60,487
#People’s United Financial, Inc.	132,290	2,139,129
#*PHH Corp,.	23,972	418,072
#*Phoenix Cos., Inc. (The)	92,900	218,315
*PICO Holdings, Inc.	9,986	313,461
Pinnacle Bancshares, Inc.	200	1,990
*Pinnacle Financial Partners, Inc.	12,091	182,816
#*Piper Jaffray Cos., Inc.	8,400	408,072
Platinum Underwriters Holdings, Ltd.	25,400	921,004
*PMA Capital Corp.	12,767	76,857

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*PMI Group, Inc. (The)	34,387	$73,932
PNC Financial Services Group, Inc.	74,532	4,131,309
Porter Bancorp, Inc.	3,227	45,238
#*Portfolio Recovery Associates, Inc.	6,811	310,445
Preferred Bank	3,391	5,426
Premier Financial Bancorp, Inc.	1,251	9,207
Presidential Life Corp.	1,400	12,642
*Primus Guaranty, Ltd.	9,810	32,079
Princeton National Bancorp, Inc.	1,222	13,607
#Principal Financial Group, Inc.	70,963	1,635,697
PrivateBancorp, Inc.	19,200	261,120
*ProAssurance Corp.	17,100	867,996
*Progressive Corp.	79,480	1,317,778
#Prosperity Bancshares, Inc.	22,634	912,603
Protective Life Corp.	38,900	655,465
Providence Community Bancshares, Inc.	200	480
Provident Financial Holdings, Inc.	5,035	17,874
Provident Financial Services, Inc.	31,408	358,051
Provident New York Bancorp	21,871	178,249
Prudential Bancorp, Inc. of Pennsylvania	2,615	24,320
Prudential Financial, Inc.	74,867	3,742,601
PSB Holdings, Inc.	1,100	3,822
Pulaski Financial Corp.	3,035	20,577
QC Holdings, Inc.	6,181	38,013
Radian Group, Inc.	29,810	191,678
#*Rainier Pacific Financial Group, Inc.	2,107	636
#Raymond James Financial, Inc.	52,583	1,330,876
Regions Financial Corp.	420,183	2,668,162
Reinsurance Group of America, Inc.	30,929	1,506,861
RenaissanceRe Holdings, Ltd.	22,800	1,235,304
#Renasant Corp.	10,227	146,757
Republic Bancorp, Inc. Class A	4,638	77,037
*Republic First Bancorp, Inc.	2,966	12,961
Resource America, Inc.	5,258	20,138
Rewards Network, Inc.	3,051	39,358
*RiskMetrics Group, Inc.	4,900	83,496
*Riverview Bancorp, Inc.	2,680	6,432
RLI Corp.	9,757	502,095
Rockville Financial, Inc.	7,478	72,686
*Rodman & Renshaw Capital Group, Inc.	11,800	49,796
Roma Financial Corp.	10,148	119,138
Rome Bancorp, Inc.	2,945	23,589
#*Royal Bancshares of Pennsylvania, Inc. Class A	1,587	3,761
Rurban Financial Corp.	1,124	7,340
S&T Bancorp, Inc.	10,831	189,759
S.Y. Bancorp, Inc.	5,051	107,031
*Safeguard Scientifics, Inc.	7,610	82,416
Safety Insurance Group, Inc.	8,600	301,000
Salisbury Bancorp, Inc.	416	9,589
Sanders Morris Harris Group, Inc.	10,309	48,762
#Sandy Spring Bancorp, Inc.	8,195	98,258
Savannah Bancorp, Inc. (The)	1,013	7,699
SCBT Financial Corp.	5,475	164,250
*Seabright Insurance Holdings	10,922	111,186
Seacoast Banking Corp. of Florida	12,165	18,734
*Security National Financial Corp. Class A	741	2,587
SEI Investments Co.	30,155	534,045
Selective Insurance Group, Inc.	26,233	405,825
Shore Bancshares, Inc.	1,961	26,081
*SI Financial Group, Inc.	3,283	17,367
*Siebert Financial Corp.	3,562	8,442

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Sierra Bancorp	3,741	$38,233
*Signature Bank	13,354	461,781
Simmons First National Corp. Class A	6,628	177,896
*SLM Corp.	170,330	1,793,575
Smithtown Bancorp, Inc.	4,540	24,561
Somerset Hills Bancorp	1,180	9,192
South Financial Group, Inc.	5,000	2,326
South Street Financial Corp.	300	690
*Southcoast Financial Corp.	1,754	5,350
Southern Community Financial Corp.	5,725	12,652
*Southern Connecticut Bancorp, Inc.	400	1,360
*Southern First Bancshares, Inc.	675	5,090
Southern Missouri Bancorp, Inc.	243	3,244
Southside Bancshares, Inc.	5,215	103,778
Southwest Bancorp, Inc.	7,804	58,452
*Southwest Georgia Financial Corp.	714	7,854
#*St. Joe Co. (The)	35,627	926,302
StanCorp Financial Group, Inc.	25,300	1,087,394
State Auto Financial Corp.	18,656	293,086
State Bancorp, Inc.	7,056	51,862
State Street Corp.	57,638	2,471,517
StellarOne Corp.	10,979	114,840
Sterling Bancorp	9,510	70,850
Sterling Bancshares, Inc.	35,350	180,638
#*Sterling Financial Corp.	14,781	11,115
Stewart Information Services Corp.	8,700	89,262
*Stifel Financial Corp.	11,110	581,053
*Stratus Properties, Inc.	2,912	29,266
Student Loan Corp.	8,495	384,824
#Suffolk Bancorp	3,705	99,887
*Sun American Bancorp	787	43
*Sun Bancorp, Inc.	9,389	35,772
SunTrust Banks, Inc.	80,005	1,946,522
#*Superior Bancorp	1,080	3,618
#Susquehanna Bancshares, Inc.	46,629	366,038
Sussex Bancorp	332	1,179
#*SVB Financial Group	16,050	696,410
SWS Group, Inc.	12,800	153,600
Synovus Financial Corp.	120,350	332,166
T. Rowe Price Group, Inc.	28,563	1,417,296
#*Taylor Capital Group, Inc.	3,200	29,152
#TCF Financial Corp.	56,097	821,260
*TD Ameritrade Holding Corp.	75,485	1,340,614
Teche Holding Co.	557	17,362
*Tejon Ranch Co.	6,302	192,904
#*Teton Advisors, Inc.	29	392
*Texas Capital Bancshares, Inc.	15,060	253,761
TF Financial Corp.	652	12,518
TFS Financial Corp.	86,557	1,113,123
*Thomas Properties Group, Inc.	7,022	18,608
*Thomas Weisel Partners Group, Inc.	13,296	56,774
#*TIB Financial Corp.	3,819	3,323
*Tidelands Bancshares, Inc.	957	3,637
#*TierOne Corp.	2,296	2,285
Timberland Bancorp, Inc.	1,600	7,072
Tompkins Financial Corp.	3,611	141,551
#*Torchmark Corp.	27,905	1,252,934
Tower Bancorp, Inc.	1,900	47,728
*Tower Financial Corp.	350	2,422
Tower Group, Inc.	18,084	399,656
#TowneBank	8,127	86,878

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*TradeStation Group, Inc.	14,798	$104,622
Transatlantic Holdings, Inc.	22,784	1,132,137
Travelers Cos., Inc. (The)	98,865	5,009,490
*Tree.com, Inc.	3,554	25,980
#TriCo Bancshares	6,622	114,296
#TrustCo Bank Corp.	25,505	153,030
Trustmark Corp.	29,839	680,329
U.S. Bancorp	220,215	5,522,992
UMB Financial Corp.	18,400	726,984
Umpqua Holdings Corp.	37,434	462,684
Unico American Corp.	100	971
Union Bankshares Corp.	4,549	58,455
Union Bankshares, Inc.	718	12,475
*United America Indemnity, Ltd.	10,670	75,650
United Bancshares, Inc. (909458101)	600	5,418
#United Bancshares, Inc. (909907107)	19,485	485,176
*United Community Banks, Inc.	20,343	91,340
*United Community Financial Corp.	5,332	9,598
United Financial Bancorp, Inc.	9,596	126,091
United Fire & Casualty Co.	21,736	365,600
*United PanAm Financial Corp.	2,900	8,265
#*United Security Bancshares	3,556	17,959
United Western Bancorp, Inc.	2,704	9,004
Unitrin, Inc.	32,678	709,113
*Unity Bancorp, Inc.	723	2,892
Universal Insurance Holdings, Inc.	17,580	103,898
Univest Corp. of Pennsylvania	4,792	84,243
Unum Group	124,562	2,437,678
Validus Holdings, Ltd.	36,921	978,407
Valley National Bancorp	55,126	757,982
ViewPoint Financial Group	10,072	148,562
*Virginia Commerce Bancorp, Inc.	6,465	37,562
*Virtus Investment Partners, Inc.	920	15,060
VIST Financial Corp.	1,764	11,290
W. R. Berkley Corp.	55,119	1,341,045
#*Waccamaw Bankshares, Inc.	220	676
Waddell & Reed Financial, Inc.	19,500	610,935
Wainwright Bank & Trust Co.	2,570	23,156
Washington Banking Co.	4,410	52,038
#Washington Federal, Inc.	52,016	970,098
Washington Trust Bancorp, Inc.	6,209	106,112
*Waterstone Financial, Inc.	11,672	25,678
Wayne Savings Bancshares, Inc.	555	3,413
Webster Financial Corp.	29,972	463,667
Wells Fargo & Co.	750,188	21,327,845
WesBanco, Inc.	14,649	212,557
Wesco Financial Corp.	1,789	631,517
West Bancorporation	6,287	32,064
West Coast Bancorp	6,229	16,258
#Westamerica Bancorporation	10,704	594,928
*Western Alliance Bancorp	30,514	156,537
#Westwood Holdings Group, Inc.	1,714	61,961
White Mountains Insurance Group, Ltd.	4,000	1,281,880
#Whitney Holding Corp.	28,800	357,696
Wilber Corp.	1,734	11,913
#Wilmington Trust Corp.	26,500	347,680
#Wilshire Bancorp, Inc.	12,673	116,718
Wintrust Financial Corp.	10,300	357,822
*World Acceptance Corp.	9,067	366,216
WSB Holdings, Inc.	1,227	3,068
WVS Financial Corp.	803	11,623

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Yadkin Valley Financial Corp.	5,776	$23,508
Zenith National Insurance Corp.	20,264	565,366
#Zions Bancorporation	63,160	1,198,145
*ZipRealty, Inc.	8,818	36,683

Total Financials		349,256,127

Health Care — (10.8%)
*A.D.A.M., Inc.	1,515	5,924
*Abaxis, Inc.	7,492	180,407
Abbott Laboratories	178,855	9,468,584
*ABIOMED, Inc.	25,176	199,394
*Abraxis Bioscience, Inc.	4,229	172,755
*Acadia Pharmaceuticals, Inc.	6,000	7,500
*Accelrys, Inc.	11,394	64,832
*Accuray, Inc.	21,521	127,835
*Achillion Pharmaceuticals, Inc.	2,700	6,372
*Acorda Therapeutics, Inc.	7,700	215,446
*Adolor Corp.	16,000	25,120
Aetna, Inc.	72,400	2,169,828
*Affymax, Inc.	6,800	142,800
#*Affymetrix, Inc.	32,500	171,600
*Air Methods Corp.	6,200	189,534
#*Akorn, Inc.	10,281	16,347
*Albany Molecular Research, Inc.	10,550	100,120
*Alexion Pharmaceuticals, Inc.	12,597	584,123
*Alexza Pharmaceuticals, Inc.	12,386	32,204
*Align Technology, Inc.	24,729	463,669
*Alkermes, Inc.	33,269	363,963
Allergan, Inc.	35,962	2,067,815
*Alliance HealthCare Services, Inc.	16,800	84,504
*Allied Healthcare International, Inc.	18,475	49,328
*Allied Healthcare Products, Inc.	1,117	5,585
*Allos Therapeutics, Inc.	13,000	94,380
#*Allscripts-Misys Healthcare Solutions, Inc.	50,806	836,267
*Almost Family, Inc.	3,302	120,061
*Alnylam Pharmaceuticals, Inc.	7,515	127,004
*Alphatec Holdings, Inc.	15,703	69,407
#*AMAG Pharmaceuticals, Inc.	6,055	266,299
#*Amedisys, Inc.	9,834	540,378
America Services Group, Inc.	3,955	60,828
*American Dental Partners, Inc.	6,847	86,615
#*American Medical Systems Holdings, Inc.	27,836	534,451
*American Shared Hospital Services	508	1,326
*AMERIGROUP Corp.	22,503	572,701
AmerisourceBergen Corp.	63,150	1,721,469
*Amgen, Inc.	127,585	7,461,171
*AMICAS, Inc.	13,398	71,947
*Amicus Therapeutics, Inc.	1,836	6,922
*AMN Healthcare Services, Inc.	17,458	151,885
*Amsurg Corp.	15,100	318,761
#*Amylin Pharmaceuticals, Inc.	52,300	940,354
*Anadys Pharmaceuticals, Inc.	3,845	7,767
Analogic Corp.	6,010	240,400
*AngioDynamics, Inc.	12,968	208,136
*Anika Therapeutics, Inc.	3,970	24,892
*Animal Health International, Inc.	1,900	3,591
*ARCA Biopharma, Inc.	110	322
*Ardea Biosciences, Inc.	3,272	47,902
*Arena Pharmaceuticals, Inc.	35,956	112,183
*Ariad Pharmaceuticals, Inc.	67,825	149,893
*Arqule, Inc.	14,086	45,498

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Array BioPharma, Inc.	15,525	$37,105
*Arrhythmia Research Technology, Inc.	200	1,044
*ArthroCare Corp.	6,400	170,560
*ARYx Therapeutics, Inc.	900	2,376
*Assisted Living Concepts, Inc.	5,827	150,511
*athenahealth, Inc.	6,200	243,908
*AtriCure, Inc.	2,500	14,450
Atrion Corp.	500	70,585
*ATS Medical, Inc.	27,035	70,561
*Auxilium Pharmaceuticals, Inc.	9,290	261,606
#*AVI BioPharma, Inc.	1,252	1,828
Bard (C.R.), Inc.	15,400	1,276,506
Baxter International, Inc.	57,606	3,317,530
Beckman Coulter, Inc.	12,466	814,902
Becton Dickinson & Co.	27,119	2,043,959
*Bioanalytical Systems, Inc.	400	338
*BioClinica, Inc.	5,333	23,465
#*BioCryst Pharmaceuticals, Inc.	6,981	47,750
*Biodel, Inc.	6,500	26,065
*BioForm Medical, Inc.	16,600	90,636
*Biogen Idec, Inc.	30,950	1,663,253
*BioLase Technology, Inc.	900	1,674
#*BioMarin Pharmaceutical, Inc.	21,968	426,838
*BioMimetic Therapeutics, Inc.	7,547	89,201
*Bio-Rad Laboratories, Inc.	7,810	727,736
*Bio-Rad Laboratories, Inc. Class B	988	92,358
*Bio-Reference Laboratories, Inc.	4,200	158,760
*BioSante Pharmaceuticals, Inc.	6,083	9,307
*BioScrip, Inc.	14,225	103,416
*BioSpecifics Technologies Corp.	900	24,300
*BioSphere Medical, Inc.	2,975	7,527
*BMP Sunstone Corp.	10,817	58,195
*Boston Scientific Corp.	248,950	2,148,439
*Bovie Medical Corp.	4,800	32,640
Bristol-Myers Squibb Co.	231,655	5,643,116
*Brookdale Senior Living, Inc.	59,801	1,091,368
*Bruker BioSciences Corp.	34,167	419,229
*BSD Medical Corp.	2,100	3,507
#*Cadence Pharmaceuticals, Inc.	9,300	92,628
*Caliper Life Sciences, Inc.	16,244	47,595
*Cambrex Corp.	13,461	72,420
*Cantel Medical Corp.	8,503	163,938
*Capital Senior Living Corp.	9,909	49,941
*Caraco Pharmaceutical Laboratories, Ltd.	6,375	32,640
*Cardiac Science Corp.	12,543	32,612
#*Cardica, Inc.	1,700	2,618
Cardinal Health, Inc.	53,725	1,776,686
*Cardiovascular Systems, Inc.	3,400	14,178
*CareFusion Corp.	26,862	691,697
*CAS Medical Systems, Inc.	2,600	5,720
*Catalyst Health Solutions, Inc.	15,686	616,930
*Celera Corp.	41,248	277,599
*Celgene Corp.	52,975	3,007,921
*Celldex Therapeutics, Inc.	2,313	10,316
*Celsion Corp.	3,000	8,640
*Centene Corp.	19,100	367,675
*Cephalon, Inc.	8,900	568,176
#*Cepheid, Inc.	11,700	171,873
#*Cerner Corp.	12,900	975,885
*Cerus Corp.	3,547	6,456
*Charles River Laboratories International, Inc.	32,090	1,166,151

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Chemed Corp.	9,000	$418,500
Cigna Corp.	80,582	2,721,254
#*Clinical Data, Inc.	5,126	78,787
*Columbia Laboratories, Inc.	12,694	16,375
*CombiMatrix Corp.	1,786	12,502
*Combinatorx, Inc.	4,241	4,538
*Community Health Systems, Inc.	46,961	1,531,868
#Computer Programs & Systems, Inc.	2,316	87,151
*Conceptus, Inc.	5,700	110,637
*Conmed Corp.	14,561	313,207
*Continucare Corp.	24,500	118,580
#Cooper Cos., Inc.	23,700	837,084
*Cornerstone Therapeutics, Inc.	1,213	6,223
*Corvel Corp.	4,785	144,316
#*Covance, Inc.	7,300	424,203
*Coventry Health Care, Inc.	70,992	1,624,297
*CPEX Pharmaceuticals, Inc.	340	5,358
*Cross Country Healthcare, Inc.	12,900	116,874
*CryoLife, Inc.	12,100	76,109
*Cubist Pharmaceuticals, Inc.	21,800	446,682
*Curis, Inc.	600	1,236
*Cutera, Inc.	6,029	53,236
*Cyberonics, Inc.	8,275	155,074
*Cyclacel Pharmaceuticals, Inc.	717	1,334
*Cynosure, Inc.	3,100	31,434
*Cypress Bioscience, Inc.	14,000	72,100
*Cytokinetics, Inc.	25,519	77,067
*Cytomedix, Inc.	800	344
#*Cytori Therapeutics, Inc.	9,700	65,378
#*DaVita, Inc.	17,600	1,051,776
Daxor Corp.	2,013	22,968
*Dendreon Corp.	22,973	636,352
#DENTSPLY International, Inc.	24,204	811,560
*DepoMed, Inc.	7,000	19,950
#*Dexcom, Inc.	18,113	164,104
*Dialysis Corp. of America	2,038	14,246
*Digirad Corp.	4,810	9,524
*Dionex Corp.	3,300	230,505
*Durect Corp.	18,393	39,913
*DUSA Pharmaceuticals, Inc.	800	1,120
*Dyax Corp.	31,072	104,713
*Dynacq Healthcare, Inc.	2,500	7,625
*Eclipsys Corp.	20,819	347,261
*Edwards Lifesciences Corp.	15,600	1,398,072
#Eli Lilly & Co.	121,744	4,285,389
*Emergency Medical Services Corp. Class A	4,050	212,666
*Emergent BioSolutions, Inc.	12,857	184,112
#*Emeritus Corp.	17,163	312,367
*Endo Pharmaceuticals Holdings, Inc.	30,364	610,620
•*Endo Pharmaceuticals Solutions	24,105	23,864
*Endologix, Inc.	10,690	48,960
Ensign Group, Inc.	4,520	77,247
*EnteroMedics, Inc.	2,100	1,228
*Enzo Biochem, Inc.	13,900	65,886
#*Enzon Pharmaceuticals, Inc.	8,334	83,090
*eResearch Technology, Inc.	17,710	108,916
*ev3, Inc.	43,940	640,645
*Exact Sciences Corp.	1,550	5,472
*Exactech, Inc.	5,200	83,980
*Exelixis, Inc.	37,526	248,797
*Express Scripts, Inc.	30,800	2,582,888

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Facet Biotech Corp.	7,113	$112,030
*Five Star Quality Care, Inc.	11,775	37,209
*Forest Laboratories, Inc.	51,010	1,511,936
*Fresenius Kabi Pharmaceuticals Holding, Inc.	44,659	11,165
#*Genomic Health, Inc.	4,700	77,691
*Genoptix, Inc.	4,600	149,776
*Gen-Probe, Inc.	18,300	785,619
*Gentiva Health Services, Inc.	18,665	476,704
#*GenVec, Inc.	1,831	3,039
*Genzyme Corp.	31,052	1,684,882
#*Geron Corp.	32,685	176,826
*Gilead Sciences, Inc.	106,580	5,144,617
#*Greatbatch, Inc.	11,100	218,115
#*GTx, Inc.	6,229	25,477
*Haemonetics Corp.	10,200	577,422
*Halozyme Therapeutics, Inc.	15,443	83,701
*Hanger Orthopedic Group, Inc.	14,436	234,729
*Harvard Bioscience, Inc.	12,072	41,648
*Health Fitness Corp.	3,600	31,536
*Health Grades, Inc.	9,700	42,098
*Health Management Associates, Inc.	89,100	591,624
*Health Net, Inc.	48,358	1,173,165
*HealthSouth Corp.	32,211	580,120
*HealthSpring, Inc.	29,031	504,849
*HealthStream, Inc.	6,030	23,818
*HealthTronics, Inc.	13,500	37,935
*Healthways, Inc.	15,400	262,724
*Helicos BioSciences Corp.	9,900	9,900
#*Henry Schein, Inc.	18,688	1,010,086
Hill-Rom Holdings, Inc.	27,886	651,696
*Hi-Tech Pharmacal Co., Inc.	4,800	103,392
*HMS Holdings Corp.	10,200	459,918
*Hollis-Eden Pharmaceuticals, Inc.	2,300	1,334
*Hologic, Inc.	87,743	1,322,287
*Home Diagnostics, Inc.	7,561	46,273
*Hospira, Inc.	25,634	1,298,106
*Human Genome Sciences, Inc.	56,995	1,508,658
*Humana, Inc.	59,681	2,901,690
*ICU Medical, Inc.	5,700	198,246
*Idenix Pharmaceuticals, Inc.	9,647	27,012
*Idera Pharmaceuticals, Inc.	2,800	13,412
#*IDEXX Laboratories, Inc.	12,800	671,872
#*Illumina, Inc.	19,002	697,183
*Immucor, Inc.	25,651	475,826
*ImmunoGen, Inc.	11,086	77,491
#*Immunomedics, Inc.	13,500	45,225
*Impax Laboratories, Inc.	22,800	303,240
IMS Health, Inc.	40,500	876,420
*Incyte Corp.	49,030	523,640
*Infinity Pharmaceuticals, Inc.	9,875	60,336
*Inovio Biomedical Corp.	5,300	5,300
*Inspire Pharmaceuticals, Inc.	24,398	134,433
*Insulet Corp.	9,600	130,848
*Integra LifeSciences Holdings Corp.	10,228	392,755
*IntegraMed America, Inc.	5,295	42,942
*Interleukin Genetics, Inc.	1,209	1,076
*InterMune, Inc.	15,767	246,123
*Intuitive Surgical, Inc.	5,340	1,751,840
#Invacare Corp.	17,600	440,704
*InVentiv Health, Inc.	14,531	223,341
*Inverness Medical Innovations, Inc.	39,799	1,606,686

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*IPC The Hospitalist Co.	5,200	$176,748
*Iridex Corp.	1,100	3,190
*IRIS International, Inc.	6,800	70,380
*Isis Pharmaceuticals, Inc.	17,797	198,615
*ISTA Pharmaceuticals, Inc.	12,228	44,510
*Javelin Pharmaceuticals, Inc.	3,432	4,118
*Jazz Pharmaceuticals, Inc.	13,300	125,020
Johnson & Johnson	304,296	19,128,047
*Kendle International, Inc.	6,600	133,584
*Kensey Nash Corp.	4,821	116,765
*Keryx Biopharmaceuticals, Inc.	1,443	3,766
Kewaunee Scientific Corp.	987	14,287
*Kindred Healthcare, Inc.	7,900	133,589
#*Kinetic Concepts, Inc.	29,999	1,238,659
*King Pharmaceuticals, Inc.	132,800	1,594,928
*K-V Pharmaceutical Co.	16,083	55,486
*K-V Pharmaceutical Co. Class B	2,491	9,615
#*Laboratory Corp. of America Holdings	15,600	1,109,160
Landauer, Inc.	1,884	111,420
*Lannet Co., Inc.	9,079	53,112
*LCA-Vision, Inc.	6,757	39,326
*LeMaitre Vascular, Inc.	3,800	17,670
*Lexicon Pharmaceuticals, Inc.	8,807	15,676
#*LHC Group, Inc.	7,100	218,609
*Life Technologies Corp.	40,810	2,028,665
#*LifePoint Hospitals, Inc.	28,117	842,948
*Ligand Pharmaceuticals, Inc. Class B	39,893	70,611
#*LInc.are Holdings, Inc.	25,085	923,630
#*Luminex Corp.	16,850	227,980
*Luna Innovations, Inc.	600	1,686
#*Magellan Health Services, Inc.	18,623	735,236
*MAKO Surgical Corp.	6,294	72,255
#*Mannkind Corp.	37,273	377,203
*MAP Pharmaceuticals, Inc.	200	3,002
*Martek Biosciences Corp.	15,000	323,100
*Matrixx Initiatives, Inc.	3,400	16,014
*Maxygen, Inc.	17,227	96,299
McKesson Corp.	31,271	1,839,360
*MDRNA, Inc.	1,000	930
#*MedAssets, Inc.	20,714	419,251
*MedCath Corp.	7,800	52,962
*Medco Health Solutions, Inc.	59,160	3,637,157
*Medical Action Industries, Inc.	8,743	118,643
*Medicines Co. (The)	24,000	198,960
*MediciNova, Inc.	3,392	3,582
Medicis Pharmaceutical Corp. Class A	28,160	650,778
*Medivation, Inc.	5,800	193,082
*Mednax, Inc.	17,250	980,835
MedQuist, Inc.	6,898	47,113
*MEDTOX Scientific, Inc.	4,380	36,442
Medtronic, Inc.	127,772	5,480,141
Merck & Co., Inc.	342,991	13,095,396
*Merge Healthcare, Inc.	11,179	29,065
Meridian Bioscience, Inc.	6,850	137,274
*Merit Medical Systems, Inc.	10,595	188,909
*Metabolix, Inc.	7,100	70,787
*Metropolitan Health Networks, Inc.	12,259	27,583
#*Mettler Toledo International, Inc.	7,700	750,519
*Micromet, Inc.	9,367	72,782
*Micrus Endovascular Corp.	2,916	48,930
*MiddleBrook Pharmaceuticals, Inc.	11,202	5,500

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Millipore Corp.	7,100	$489,687
*Misonix, Inc.	700	1,435
*Molecular Insight Pharmaceuticals, Inc.	9,196	12,874
*Molina Healthcare, Inc.	14,949	332,615
*Momenta Pharmaceuticals, Inc.	8,200	119,638
*MWI Veterinary Supply, Inc.	4,100	154,734
#*Mylan, Inc.	60,200	1,097,446
*Myriad Genetics, Inc.	19,340	454,490
*Myriad Pharmaceuticals, Inc.	4,835	22,579
*Nabi Biopharmaceuticals	18,400	89,424
*Nanosphere, Inc.	11,200	61,488
*National Dentex Corp.	1,076	8,942
National Healthcare Corp.	4,440	163,037
National Research Corp.	1,172	23,569
*Natus Medical, Inc.	12,876	174,727
*Nektar Therapeutics	29,607	338,112
*Neogen Corp.	9,129	193,991
*Neurocrine Biosciences, Inc.	10,900	25,615
*NeurogesX, Inc.	2,592	18,300
*Neurometrix, Inc.	3,300	7,095
*Nighthawk Radiology Holdings, Inc.	9,819	38,981
*NMT Medical, Inc.	1,000	2,220
*NovaMed, Inc.	14,764	60,975
#*Novavax, Inc.	11,711	25,413
*NPS Pharmaceuticals, Inc.	15,652	53,530
#*NuVasive, Inc.	7,500	207,000
*NxStage Medical, Inc.	16,987	137,765
*Obagi Medical Products, Inc.	9,200	98,624
*Oculus Innovative Sciences, Inc.	200	384
*Odyssey Healthcare, Inc.	18,116	265,943
Omnicare, Inc.	47,850	1,196,250
*Omnicell, Inc.	16,687	199,910
*OncoGenex Pharmaceutical, Inc.	1,100	15,587
*Oncothyreon, Inc.	5,600	27,384
*Onyx Pharmaceuticals, Inc.	21,500	618,340
#*Optimer Pharmaceuticals, Inc.	7,101	87,484
*OraSure Technologies, Inc.	20,112	102,973
*Orchid Cellmark, Inc.	4,000	6,520
*Orexigen Therapeutics, Inc.	10,371	65,960
*Orthologic Corp.	1,300	1,144
*Orthovita, Inc.	15,510	56,456
#*OSI Pharmaceuticals, Inc.	20,900	715,198
*Osiris Therapeutics, Inc.	10,076	80,507
*Osteotech, Inc.	4,400	14,872
Owens & Minor, Inc.	16,200	649,458
#*OXiGENE, Inc.	1,400	1,554
*Pain Therapeutics, Inc.	15,296	80,916
*Palomar Medical Technologies, Inc.	9,829	90,427
*Par Pharmaceutical Cos., Inc.	17,651	464,574
*Parexel International Corp.	19,244	372,179
*Patterson Cos., Inc.	25,687	733,621
*PDI, Inc.	4,700	23,406
#PDL BioPharma, Inc.	42,967	274,989
*Penwest Pharmaceuticals Co.	9,300	24,180
PerkinElmer, Inc.	58,214	1,172,430
#Perrigo Co.	20,477	906,722
Pfizer, Inc.	1,180,571	22,029,455
Pharmaceutical Products Development Service, Inc.	10,400	242,944
#*PharmAthene, Inc.	5,220	10,388
#*PharMerica Corp.	11,082	180,415
*Phase Forward, Inc.	16,000	233,920

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*PHC, Inc.	1,400	$1,694
#*Poniard Pharmaceuticals, Inc.	6,900	11,040
*Pozen, Inc.	6,698	39,384
*Progenics Pharmaceuticals, Inc.	9,931	44,690
*Prospect Medical Holdings, Inc.	2,200	13,002
*Providence Service Corp.	4,000	51,360
#*PSS World Medical, Inc.	22,651	464,799
Psychemedics Corp.	400	3,084
*Psychiatric Solutions, Inc.	28,450	627,322
*QuadraMed Corp.	1,280	10,739
Quality Systems, Inc.	6,380	328,825
Quest Diagnostics, Inc.	30,400	1,692,368
*Questcor Pharmaceuticals, Inc.	23,345	105,753
#*Quidel Corp.	8,000	106,240
*Quigley Corp.	3,827	7,654
*RadNet, Inc.	9,350	20,570
*Raptor Pharmaceutical Corp.	152	374
*Regeneration Technologies, Inc.	20,058	63,383
*Regeneron Pharmaceuticals, Inc.	29,995	799,667
*RehabCare Group, Inc.	10,300	299,318
*Repligen Corp.	11,107	38,319
*Repros Therapeutics, Inc.	3,300	2,409
*Res-Care, Inc.	15,516	139,799
#*ResMed, Inc.	19,100	976,774
*Retractable Technologies, Inc.	2,700	4,077
*Rigel Pharmaceuticals, Inc.	9,100	74,711
*Rochester Medical Corp.	4,523	54,728
*Rockwell Medical Technologies, Inc.	4,104	28,892
*Salix Pharmaceuticals, Ltd.	17,344	507,485
#*Sangamo BioSciences, Inc.	9,026	49,643
*Santarus, Inc.	10,420	49,287
*Savient Pharmaceuticals, Inc.	12,300	157,809
*SciClone Pharmaceuticals, Inc.	14,617	38,589
*Seattle Genetics, Inc.	16,405	169,300
*SenoRx, Inc.	3,400	25,330
#*Sequenom, Inc.	12,092	48,489
*SeraCare Life Sciences, Inc.	259	860
*Sirona Dental Systems, Inc.	23,814	766,096
*Skilled Healthcare Group, Inc.	7,000	45,780
*Solta Medical, Inc.	700	1,260
*Somanetics Corp.	4,982	78,965
#*Somaxon Pharmaceuticals, Inc.	2,500	5,650
*SonoSite, Inc.	7,900	215,117
Span-American Medical System, Inc.	593	9,903
*Spectranetics Corp.	14,964	103,102
*Spectrum Pharmaceuticals, Inc.	15,433	67,905
*SRI/Surgical Express, Inc.	700	1,547
*St. Jude Medical, Inc.	39,900	1,505,427
#*Staar Surgical Co.	8,750	30,012
*StemCells, Inc.	6,140	7,552
*Stereotaxis, Inc.	15,699	63,738
#Steris Corp.	21,524	561,346
*Strategic Diagnostics, Inc.	7,636	11,225
Stryker Corp.	45,548	2,364,852
*Sucampo Pharmaceuticals, Inc.	4,089	14,720
*Sun Healthcare Group, Inc.	22,611	197,620
*Sunrise Senior Living, Inc.	13,379	39,736
*SuperGen, Inc.	19,362	52,471
*SurModics, Inc.	6,652	133,040
*Symmetry Medical, Inc.	18,386	164,003
*Synovis Life Technologies, Inc.	3,500	44,555

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Synta Pharmaceuticals Corp.	6,327	$26,447
*Targacept, Inc.	7,405	155,135
Techne Corp.	8,012	525,747
Teleflex, Inc.	20,018	1,144,229
*Tenet Healthcare Corp.	100,800	558,432
*Theragenics Corp.	7,200	9,576
*Theravance, Inc.	18,757	205,764
*Thermo Fisher Scientific, Inc.	75,680	3,492,632
#*Thoratec Corp.	21,700	615,195
*Tomotherapy, Inc.	16,300	66,015
*TranS1, Inc.	5,222	16,919
*Transcend Services, Inc.	900	16,884
*Transcept Pharmaceuticals, Inc.	2,500	19,225
*Trimeris, Inc.	5,148	11,840
#*Triple-S Management Corp.	8,100	134,379
*Trubion Pharmaceuticals, Inc.	1,100	4,191
*U.S. Physical Therapy, Inc.	4,400	68,904
#*United Therapeutics Corp.	17,381	1,035,386
UnitedHealth Group, Inc.	183,755	6,063,915
*Universal American Corp.	33,058	441,655
Universal Health Services, Inc.	38,912	1,134,674
*Urologix, Inc.	800	1,400
*Uroplasty, Inc.	2,100	3,570
Utah Medical Products, Inc.	1,260	35,356
*Valeant Pharmaceuticals International	25,802	863,593
*Vanda Pharmaceuticals, Inc.	6,000	60,060
#*Varian Medical Systems, Inc.	16,584	834,009
#*Varian, Inc.	12,894	664,815
*Vascular Solutions, Inc.	6,100	49,349
#*VCA Antech, Inc.	31,383	796,814
#*Vertex Pharmaceuticals, Inc.	22,251	854,438
*Vical, Inc.	21,810	61,504
*Viropharma, Inc.	22,693	224,207
*Virtual Radiologic Corp.	5,654	59,819
*Vital Images, Inc.	8,300	118,026
#*Vivus, Inc.	28,100	237,445
#*Volcano Corp.	17,130	339,345
*Warner Chilcott P.L.C.	1,792	48,975
#*Waters Corp.	15,200	866,096
*Watson Pharmaceuticals, Inc.	40,500	1,553,985
*WellCare Health Plans, Inc.	19,277	601,057
*WellPoint, Inc.	81,879	5,217,330
West Pharmaceutical Services, Inc.	10,400	377,832
*Wright Medical Group, Inc.	17,600	314,688
*XenoPort, Inc.	4,200	77,616
*XOMA, Ltd.	300	185
Young Innovations, Inc.	3,219	74,005
*Zimmer Holdings, Inc.	32,926	1,854,392
*Zoll Medical Corp.	8,800	244,992
*Zymogenetics, Inc.	27,050	153,374

Total Health Care		259,773,049

Industrials — (11.0%)
*3D Systems Corp.	8,721	91,570
3M Co.	79,585	6,405,797
A.O. Smith Corp.	11,561	492,267
*A.T. Cross Co.	2,133	9,598
#AAON, Inc.	6,932	142,730
*AAR Corp.	20,967	485,805
ABM Industries, Inc.	22,535	437,630
*Acacia Technologies Group	9,276	83,206

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*ACCO Brands Corp.	19,670	$151,459
#*Accuride Corp.	6,300	3,150
Aceto Corp.	13,166	69,516
*Active Power, Inc.	1,800	1,854
Actuant Corp.	30,200	506,454
Acuity Brands, Inc.	13,755	492,154
Administaff, Inc.	9,971	227,738
*Advisory Board Co. (The)	4,600	148,534
*Aerosonic Corp.	400	1,576
*AeroVironment, Inc.	7,588	258,523
#*AGCO Corp.	43,604	1,347,800
*Air Transport Services Group, Inc.	28,900	66,759
Aircastle, Ltd.	33,000	313,830
#*AirTran Holdings, Inc.	55,100	265,582
Alamo Group, Inc.	4,716	84,652
*Alaska Air Group, Inc.	18,288	573,146
Albany International Corp.	12,318	245,005
Alexander & Baldwin, Inc.	23,149	739,611
#*Allegiant Travel Co.	7,110	364,032
#*Alliant Techsystems, Inc.	5,150	406,696
*Allied Defense Group, Inc.	3,200	23,072
*Altra Holdings, Inc.	13,756	151,591
*Amerco, Inc.	9,293	351,182
#*American Commercial Lines, Inc.	5,100	78,234
American Ecology Corp.	6,300	99,855
American Railcar Industries, Inc.	8,730	86,514
*American Reprographics Co.	19,354	136,059
American Science & Engineering, Inc.	3,159	245,265
#*American Superconductor Corp.	8,358	317,771
American Woodmark Corp.	7,131	143,761
Ameron International Corp.	4,904	338,523
Ametek, Inc.	15,000	546,600
Ampco-Pittsburgh Corp.	4,168	106,409
*AMR Corp.	107,600	744,592
*AMREP Corp.	2,800	38,360
*APAC Customer Services, Inc.	9,311	48,231
#Apogee Enterprises, Inc.	14,900	205,024
*Applied Energetics, Inc.	8,500	3,400
Applied Industrial Technologies, Inc.	20,611	449,320
Applied Signal Technologies, Inc.	4,710	83,791
*Argan, Inc.	3,739	53,094
*Argon ST, Inc.	10,700	271,352
#Arkansas Best Corp.	12,876	290,225
#*Armstrong World Industries, Inc.	27,955	1,018,401
#*Arotech Corp.	901	1,514
*Astec Industries, Inc.	9,270	230,730
*Astronics Corp.	2,187	17,715
*Astronics Corp. Class B	221	1,693
*ATC Technology Corp.	10,590	231,603
*Atlas Air Worldwide Holdings, Inc.	9,946	364,720
*Avalon Holding Corp. Class A	500	1,125
Avery Dennison Corp.	27,490	893,700
#*Avis Budget Group, Inc.	38,359	415,044
*AZZ, Inc.	3,900	117,312
B.F. Goodrich Co.	26,100	1,615,851
#Badger Meter, Inc.	5,984	226,135
*Baker (Michael) Corp.	3,300	128,733
#Baldor Electric Co.	23,279	574,526
*Baldwin Technology Co., Inc. Class A	2,800	3,528
Barnes Group, Inc.	24,610	394,744
Barrett Business Services, Inc.	4,562	58,439

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*BE Aerospace, Inc.	45,251	$1,014,980
*Beacon Roofing Supply, Inc.	20,041	336,689
Belden, Inc.	18,969	433,062
*Blount International, Inc.	16,023	178,496
*BlueLinx Holdings, Inc.	10,228	29,048
#Boeing Co.	86,388	5,235,113
Bowne & Co., Inc.	15,479	101,697
Brady Co. Class A	22,274	629,463
*Breeze-Eastern Corp.	1,100	7,205
Briggs & Stratton Corp.	26,540	438,706
Brink’s Co. (The)	18,600	434,868
*Broadwind Energy, Inc.	22,323	127,018
*BTU International, Inc.	1,632	8,731
#Bucyrus International, Inc.	20,450	1,071,171
#*Builders FirstSource, Inc.	12,950	43,383
*C&D Technologies, Inc.	10,000	14,800
C.H. Robinson Worldwide, Inc.	19,100	1,081,633
*CAI International, Inc.	8,122	64,489
Carlisle Cos., Inc.	29,400	985,488
Cascade Corp.	6,527	188,957
*Casella Waste Systems, Inc.	9,174	39,907
#Caterpillar, Inc.	71,426	3,731,294
#*CBIZ, Inc.	35,174	255,012
CDI Corp.	8,355	107,696
*CECO Environmental Corp.	2,700	9,909
*Celadon Group, Inc.	10,524	103,346
*Cenveo, Inc.	21,519	155,367
*Ceradyne, Inc.	14,100	275,514
*Champion Industries, Inc.	2,818	4,340
*Chart Industries, Inc.	11,897	191,899
Chase Corp.	2,731	33,182
Chicago Rivet & Machine Co.	39	575
Cintas Corp.	56,200	1,411,182
CIRCOR International, Inc.	7,225	204,106
#CLAROC, Inc.	19,816	641,642
#*Clean Harbors, Inc.	9,500	543,970
#*Coleman Cable, Inc.	5,462	23,978
*Colfax Corp.	15,700	176,939
*Columbus McKinnon Corp.	8,100	109,998
Comfort Systems USA, Inc.	17,045	199,938
*Command Security Corp.	4,000	9,720
*Commercial Vehicle Group, Inc.	5,100	24,429
CompX International, Inc.	800	6,232
*COMSYS IT Partners, Inc.	7,500	94,800
*Consolidated Graphics, Inc.	4,700	158,625
#*Continental Airlines, Inc.	59,700	1,097,883
Con-way, Inc.	22,081	631,958
Cooper Industries P.L.C.	39,300	1,685,970
*Copart, Inc.	21,467	724,726
*Cornell Cos., Inc.	7,472	156,912
Corporate Executive Board Co.	6,309	145,990
*Corrections Corp. of America	52,747	986,896
#*CoStar Group, Inc.	8,000	323,040
Courier Corp.	8,675	121,276
*Covanta Holding Corp.	74,249	1,299,358
*Covenant Transportation Group, Inc.	1,295	4,662
*CPI Aerostructures, Inc.	2,216	13,628
*CRA International, Inc.	5,542	143,815
#Crane Co.	21,639	660,422
CSX Corp.	63,451	2,719,510
Cubic Corp.	9,327	364,219

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Cummins, Inc.	47,805	$2,158,874
Curtiss-Wright Corp.	20,307	620,582
#Danaher Corp.	36,721	2,620,043
Deere & Co.	49,764	2,485,712
*Delta Air Lines, Inc.	116,800	1,428,464
Deluxe Corp.	9,480	176,423
Diamond Management & Technology Consultants, Inc.	9,500	70,300
#*Document Security Systems, Inc.	1,200	4,080
*Dollar Thrifty Automotive Group, Inc.	12,277	299,068
Donaldson Co., Inc.	25,288	967,013
Dover Corp.	61,375	2,631,760
Ducommun, Inc.	5,471	98,369
Dun & Bradstreet Corp. (The)	5,400	426,438
*DXP Enterprises, Inc.	4,900	64,141
*Dycom Industries, Inc.	16,430	134,233
*Dynamex, Inc.	5,149	81,972
Dynamic Materials Corp.	5,760	94,522
*DynCorp International, Inc. Class A	20,335	244,223
#*Eagle Bulk Shipping, Inc.	14,600	73,000
Eastern Co.	2,006	23,771
Eaton Corp.	33,883	2,074,995
Ecology & Environment, Inc. Class A	959	14,481
*EMCOR Group, Inc.	30,000	721,800
Emerson Electric Co.	89,688	3,725,640
Encore Wire Corp.	11,540	230,915
#*Ener1, Inc.	34,762	140,438
#*Energy Conversion Devices, Inc.	8,200	74,702
*Energy Focus, Inc.	504	554
*Energy Recovery, Inc.	2,300	14,053
EnergySolutions, Inc.	39,192	327,253
*EnerNOC, Inc.	8,698	270,856
*EnerSys, Inc.	21,558	420,165
Ennis, Inc.	13,220	198,300
*EnPro Industries, Inc.	8,933	217,519
*Environmental Tectonics Corp.	871	2,456
Equifax, Inc.	26,357	843,424
#ESCO Technologies, Inc.	8,241	269,398
Espey Manufacturing & Electronics Corp.	1,389	27,488
*Esterline Technologies Corp.	15,700	592,832
#*Evergreen Solar, Inc.	19,700	28,368
#Expeditors International of Washington, Inc.	33,185	1,131,608
*Exponent, Inc.	5,575	150,023
*ExpressJet Holdings, Inc.	4,123	14,430
#Fastenal Co.	22,591	937,075
Federal Signal Corp.	19,810	128,567
FedEx Corp.	49,829	3,904,102
#*First Solar, Inc.	9,400	1,065,020
*Flanders Corp.	13,504	47,129
*Flow International Corp.	12,528	42,720
Flowserve Corp.	8,800	793,496
Fluor Corp.	21,550	977,077
*Fortune Industries, Inc.	700	497
#Forward Air Corp.	10,200	241,026
*Franklin Covey Co.	9,828	51,499
Franklin Electric Co., Inc.	10,100	262,903
Freightcar America, Inc.	6,310	123,045
Frozen Food Express Industries, Inc.	1,200	4,320
#*FTI Consulting, Inc.	11,700	484,965
*Fuel Tech, Inc.	7,040	51,603
#*FuelCell Energy, Inc.	15,000	42,300
*Furmanite Corp.	13,294	43,206

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
G & K Services, Inc. Class A	7,700	$192,500
Gardner Denver Machinery, Inc.	26,090	1,039,686
GATX Corp.	24,900	652,878
#*Genco Shipping & Trading, Ltd.	13,800	264,408
*Gencor Industries, Inc.	800	5,560
*GenCorp, Inc.	17,087	95,687
*General Cable Corp.	23,300	678,030
General Dynamics Corp.	46,406	3,102,241
General Electric Co.	1,640,643	26,381,539
*Genesee & Wyoming, Inc.	17,045	502,316
*GEO Group, Inc. (The)	23,465	434,102
*GeoEye, Inc.	8,400	215,628
*Gibraltar Industries, Inc.	14,600	203,524
#Gorman-Rupp Co. (The)	6,195	150,105
*GP Strategies Corp.	6,600	48,840
Graco, Inc.	11,300	301,597
*Graftech International, Ltd.	43,100	541,336
Graham Corp.	3,500	55,580
Granite Construction, Inc.	14,880	459,494
Great Lakes Dredge & Dock Corp.	25,879	152,945
Greenbrier Cos., Inc.	7,104	57,898
*Griffon Corp.	31,524	372,298
*H&E Equipment Services, Inc.	16,940	179,733
Hardinge, Inc.	3,558	18,537
Harsco Corp.	41,927	1,247,748
*Hawaiian Holdings, Inc.	26,022	154,571
Healthcare Services Group, Inc.	12,891	264,266
#Heartland Express, Inc.	33,221	461,440
#HEICO Corp.	3,800	161,614
HEICO Corp. Class A	8,922	301,028
Heidrick & Struggles International, Inc.	8,300	211,069
*Heritage-Crystal Clean, Inc.	1,304	14,214
*Herley Industries, Inc.	5,110	62,546
Herman Miller, Inc.	8,600	145,254
*Hertz Global Holdings, Inc.	141,729	1,468,312
#*Hexcel Corp.	32,200	354,200
*Hill International, Inc.	16,642	98,188
HNI Corp.	16,448	411,529
#*Hoku Scientific, Inc.	9,818	24,152
Honeywell International, Inc.	87,900	3,396,456
Horizon Lines, Inc.	13,400	63,516
Houston Wire & Cable Co.	5,233	62,953
*Hub Group, Inc. Class A	13,300	320,663
Hubbell, Inc. Class A	1,507	63,189
#Hubbell, Inc. Class B	19,100	822,446
*Hudson Highland Group, Inc.	8,260	33,783
*Hurco Cos., Inc.	2,600	43,576
*Huron Consulting Group, Inc.	5,700	135,888
*Huttig Building Products, Inc.	2,588	1,708
*ICF International, Inc.	7,140	167,147
*ICT Group, Inc.	5,662	89,799
#IDEX Corp.	36,110	1,019,024
*IHS, Inc.	9,930	510,799
*II-VI, Inc.	10,600	283,444
Illinois Tool Works, Inc.	58,077	2,531,576
Ingersoll-Rand P.L.C.	123,643	4,013,452
*InnerWorkings, Inc.	15,449	88,523
*Innotrac Corp.	1,251	1,664
*Innovative Solutions & Support, Inc.	9,200	37,260
*Insituform Technologies, Inc. Class A	17,800	364,544
Insteel Industries, Inc.	9,228	91,173

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Integrated Electrical Services, Inc.	5,398	$27,746
Interface, Inc. Class A	16,941	137,392
*Interline Brands, Inc.	15,900	267,120
International Shipholding Corp.	3,301	90,976
*Intersections, Inc.	5,807	25,144
#*Iron Mountain, Inc.	25,264	577,535
ITT Industries, Inc.	31,971	1,544,519
J.B. Hunt Transport Services, Inc.	19,400	594,804
*Jacobs Engineering Group, Inc.	17,346	655,505
#*JetBlue Airways Corp.	172,533	852,313
John Bean Technologies Corp.	8,678	143,100
Joy Global, Inc.	15,672	716,837
*Kadant, Inc.	4,600	70,012
Kaman Corp. Class A	10,995	273,666
#*Kansas City Southern	44,235	1,313,780
#Kaydon Corp.	17,532	573,121
KBR, Inc.	58,723	1,099,882
*Kelly Services, Inc. Class A	25,400	333,248
*Kelly Services, Inc. Class B	319	4,157
Kennametal, Inc.	37,499	917,976
*Key Technology, Inc.	1,670	24,081
*Kforce, Inc.	18,727	250,380
Kimball International, Inc. Class B	12,755	100,509
#*Kirby Corp.	24,578	797,310
Knight Transportation, Inc.	32,700	591,870
Knoll, Inc.	13,006	146,448
*Korn/Ferry International	22,700	335,960
*Kratos Defense & Security Solutions, Inc.	5,018	47,721
*K-Tron International, Inc.	664	98,750
*L.B. Foster Co. Class A	3,865	104,278
L.S. Starrett Co. Class A	1,841	17,913
L-3 Communications Holdings, Inc.	18,700	1,558,458
*LaBarge, Inc.	10,022	110,042
*Ladish Co., Inc.	8,664	133,859
Landstar System, Inc.	10,500	381,045
Lawson Products, Inc.	2,944	47,546
*Layne Christensen Co.	8,235	208,593
*LECG Corp.	8,048	22,937
#Lennox International, Inc.	14,400	550,368
*LGL Group, Inc.	300	1,200
Lincoln Electric Holdings, Inc.	22,100	1,079,143
Lindsay Corp.	2,000	80,480
*LMI Aerospace, Inc.	4,600	58,374
Lockheed Martin Corp.	45,659	3,402,509
LSI Industries, Inc.	17,359	103,460
*Lydall, Inc.	4,465	28,263
*M&F Worldwide Corp.	8,851	321,203
*Magnetek, Inc.	5,000	6,800
*Manitex International, Inc.	2,000	4,560
#Manitowoc Co., Inc. (The)	57,901	631,121
Manpower, Inc.	28,710	1,486,891
*Marten Transport, Ltd.	11,500	202,515
Masco Corp.	137,200	1,860,432
#*Mastec, Inc.	29,040	356,902
*McDermott International, Inc.	32,940	778,043
McGrath RentCorp	12,898	271,761
*Metalico, Inc.	18,298	90,209
Met-Pro Corp.	8,586	80,451
*MFRI, Inc.	2,100	14,322
#*Microvision, Inc.	15,000	29,100
*Middleby Corp.	6,545	294,918

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Miller Industries, Inc.	3,946	$44,235
#Mine Safety Appliances Co.	13,420	323,288
*Mobile Mini, Inc.	18,512	260,094
#*Monster Worldwide, Inc.	57,261	892,699
*Moog, Inc.	18,552	559,899
*Moog, Inc. Class B	1,208	36,965
MSC Industrial Direct Co., Inc. Class A	15,993	690,738
Mueller Industries, Inc.	16,972	417,341
Mueller Water Products, Inc.	56,096	252,993
Multi-Color Corp.	4,103	47,964
*MYR Group, Inc.	7,000	111,020
NACCO Industries, Inc. Class A	2,775	149,350
National Technical Systems, Inc.	4,603	25,961
*Navigant Consulting, Inc.	21,622	293,194
*Navistar International Corp.	9,601	355,141
*NCI Building Systems, Inc.	7,655	15,080
*NN, Inc.	6,925	27,492
Nordson Corp.	11,950	675,653
Norfolk Southern Corp.	59,152	2,783,693
*North American Galvanizing & Coating, Inc.	7,600	38,456
Northrop Grumman Corp.	55,823	3,159,582
#*Northwest Pipe Co.	4,579	109,530
#*Ocean Power Technologies, Inc.	3,000	18,090
*Old Dominion Freight Line, Inc.	15,750	433,125
Omega Flex, Inc.	3,648	38,632
*On Assignment, Inc.	15,500	108,190
*Orbital Sciences Corp.	23,695	374,618
*Orion Energy Systems, Inc.	4,700	22,372
*Orion Marine Group, Inc.	6,200	117,366
Oshkosh Truck Corp. Class B	27,500	991,925
#Otter Tail Corp.	12,934	279,374
*Owens Corning, Inc.	68,000	1,749,640
*P.A.M. Transportation Services, Inc.	3,500	35,490
#Paccar, Inc.	41,878	1,508,864
*Pacer International, Inc.	10,978	32,934
Pall Corp.	11,200	386,064
*Paragon Technologies, Inc.	400	940
Parker Hannifin Corp.	41,233	2,305,337
*Park-Ohio Holdings Corp.	6,029	55,105
*Patrick Industries, Inc.	1,003	2,578
*Patriot Transportation Holding, Inc.	853	75,994
Pentair, Inc.	40,891	1,248,811
*PGT, Inc.	7,200	13,824
*Pike Electric Corp.	18,532	161,599
*Pinnacle Airlines Corp.	9,721	73,977
Pitney Bowes, Inc.	15,232	318,653
*Plug Power, Inc.	7,845	4,550
*PMFG, Inc.	4,671	71,046
*Polypore International, Inc.	18,341	246,320
Portec Rail Products, Inc.	2,768	30,227
*Powell Industries, Inc.	4,500	131,445
#*Power-One, Inc.	32,244	102,213
*PowerSecure International, Inc.	14,370	94,555
Precision Castparts Corp.	16,218	1,706,944
Preformed Line Products Co.	1,549	55,841
*PRGX Global, Inc.	6,300	36,225
*Protection One, Inc.	7,566	65,446
Providence & Worcester Railroad Co.	595	7,232
*Quality Distribution, Inc.	15,493	62,437
Quanex Building Products Corp.	16,559	266,269
*Quanta Services, Inc.	36,915	672,591

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Quixote Corp.	3,502	$22,273
R. R. Donnelley & Sons Co.	81,266	1,610,692
#Raven Industries, Inc.	5,393	154,132
Raytheon Co.	48,220	2,528,175
*RBC Bearings, Inc.	7,564	175,787
*RCM Technologies, Inc.	1,888	4,909
#Regal-Beloit Corp.	16,926	802,292
*Republic Airways Holdings, Inc.	7,510	36,724
Republic Services, Inc.	61,366	1,643,995
*Resources Connection, Inc.	17,704	316,193
Robbins & Myers, Inc.	14,331	318,435
#Robert Half International, Inc.	25,059	674,588
#Rockwell Automation, Inc.	13,600	656,064
Rockwell Collins, Inc.	19,100	1,015,929
#Rollins, Inc.	22,275	438,372
Roper Industries, Inc.	23,814	1,192,605
*Rush Enterprises, Inc. Class A	12,700	144,272
*Rush Enterprises, Inc. Class B	2,881	28,637
Ryder System, Inc.	26,300	957,320
*Saia, Inc.	200	2,400
*Sauer-Danfoss, Inc.	19,841	225,592
Schawk, Inc.	13,395	172,528
#*School Specialty, Inc.	8,838	195,231
Seaboard Corp.	279	343,170
Servotronics, Inc.	389	3,657
*Shaw Group, Inc.	23,580	761,398
SIFCO Industries, Inc.	1,710	21,495
Simpson Manufacturing Co., Inc.	21,915	540,424
SkyWest, Inc.	46,330	677,808
*SL Industries, Inc.	4,724	40,154
Southwest Airlines Co.	267,588	3,031,772
*Sparton Corp.	1,025	6,355
*Spherion Corp.	14,956	84,352
*Spherix, Inc.	600	750
*Spire Corp.	3,300	14,553
#*Spirit AeroSystems Holdings, Inc. Class A	45,272	971,084
SPX Corp.	23,274	1,267,037
*Standard Parking Corp.	6,550	106,306
#Standard Register Co.	7,033	37,416
Standex International Corp.	6,250	142,562
*Stanley, Inc.	9,500	248,710
Steelcase, Inc. Class A	34,810	246,455
*Stericycle, Inc.	14,005	741,285
*Sterling Construction Co., Inc.	6,376	121,272
Sun Hydraulics, Inc.	5,629	125,977
*SunPower Corp. Class A	16,175	329,808
*SunPower Corp. Class B	8,746	162,413
Superior Uniform Group, Inc.	5,000	51,050
*Supreme Industries, Inc.	2,169	5,574
*Sykes Enterprises, Inc.	15,900	381,282
*Sypris Solutions, Inc.	5,100	14,994
#TAL International Group, Inc.	13,396	188,884
*Taser International, Inc.	21,105	119,032
*Team, Inc.	5,400	96,336
*Tech/Ops Sevcon, Inc.	613	1,624
Technology Research Corp.	800	2,808
*Tecumseh Products Co. Class A	5,400	59,832
*Tecumseh Products Co. Class B	1,327	14,995
*Teledyne Technologies, Inc.	13,369	498,129
Tennant Co.	9,300	222,549
#*Terex Corp.	49,518	968,077

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Tetra Tech, Inc.	21,805	$493,665
#Textainer Group Holdings, Ltd.	21,318	363,259
#Textron, Inc.	66,350	1,295,816
*Thomas & Betts Corp.	27,800	938,528
Timken Co.	49,256	1,103,827
#Titan International, Inc.	12,875	99,910
#*Titan Machinery, Inc.	6,650	73,283
Todd Shipyards Corp.	2,138	31,984
Toro Co.	13,934	542,729
Towers Watson & Co.	16,420	716,405
*Trailer Bridge, Inc.	3,541	18,732
TransDigm Group, Inc.	19,775	954,539
*TRC Cos., Inc.	8,126	21,859
Tredegar Industries, Inc.	12,571	203,399
#*Trex Co., Inc.	5,700	87,894
*Trimas Corp.	13,900	82,288
#Trinity Industries, Inc.	36,000	563,040
Triumph Group, Inc.	9,248	471,001
*TrueBlue, Inc.	16,828	244,174
*Tufco Technologies, Inc.	510	1,683
#*Tutor Perini Corp.	18,239	347,635
Twin Disc, Inc.	8,900	85,707
*U.S. Home Systems, Inc.	900	2,016
*UAL Corp.	61,119	747,485
*Ultralife Corp.	5,179	19,887
Union Pacific Corp.	81,009	4,901,044
*United Capital Corp.	2,765	65,392
United Parcel Service, Inc.	77,877	4,498,954
#*United Rentals, Inc.	26,600	213,066
*United Stationers, Inc.	11,700	638,352
United Technologies Corp.	107,197	7,233,654
Universal Forest Products, Inc.	9,455	320,903
*Universal Security Instruments, Inc.	266	1,439
Universal Truckload Services, Inc.	6,356	107,035
*UQM Technologies, Inc.	5,200	24,804
*URS Corp.	32,769	1,470,673
*US Airways Group, Inc.	56,590	300,493
*USA Truck, Inc.	5,798	71,605
#*USG Corp.	44,829	538,396
UTI Worldwide, Inc.	17,200	236,156
Valmont Industries, Inc.	10,200	708,492
*Valpey Fisher Corp.	783	1,104
*Versar, Inc.	3,338	10,581
Viad Corp.	10,292	203,061
*Vicor Corp.	11,100	96,126
Virco Manufacturing Corp.	2,296	8,105
*Volt Information Sciences, Inc.	9,150	85,004
VSE Corp.	1,800	91,206
#W.W. Grainger, Inc.	8,660	859,765
*Wabash National Corp.	13,700	40,552
Wabtec Corp.	17,400	666,942
*Waste Connections, Inc.	18,115	582,760
#Waste Management, Inc.	56,040	1,796,082
*Waste Services, Inc.	11,600	105,328
Watsco, Inc. Class A	9,930	476,243
Watsco, Inc. Class B	800	38,960
Watts Water Technologies, Inc.	15,900	459,987
*WCA Waste Corp.	5,500	22,550
#Werner Enterprises, Inc.	35,809	708,302
#*WESCO International, Inc.	19,110	529,729
*Willdan Group, Inc.	2,050	5,064

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Willis Lease Finance Corp.	2,883	$47,541
Woodward Governor Co.	25,215	641,217
*Xerium Technologies, Inc.	11,107	8,997
#*YRC Worldwide, Inc.	16,900	15,717

Total Industrials		264,985,105

Information Technology — (15.0%)
*3Com Corp.	309,850	2,308,382
*3PAR, Inc.	6,530	63,145
Accenture, Ltd.	61,097	2,504,366
*ACI Worldwide, Inc.	12,655	202,607
*Acme Packet, Inc.	21,299	220,445
*Acorn Energy, Inc.	4,000	25,080
*Actel Corp.	11,153	122,906
*ActivIdentity Corp.	13,864	31,610
*Activision Blizzard, Inc.	198,818	2,019,991
*Actuate Corp.	17,958	89,610
*Acxiom Corp.	42,161	648,436
*Adaptec, Inc.	61,020	185,501
*ADC Telecommunications, Inc.	33,170	176,133
*ADDvantage Technologies Group, Inc.	600	1,290
*Adept Technology, Inc.	1,000	3,230
#*Adobe Systems, Inc.	61,792	1,995,882
#Adtran, Inc.	23,023	488,088
*Advanced Analogic Technologies, Inc.	17,653	58,961
*Advanced Energy Industries, Inc.	17,610	231,043
*Advanced Micro Devices, Inc.	242,800	1,811,288
*Advent Software, Inc.	9,039	341,222
*Aehr Test Systems	2,798	5,092
*Aetrium, Inc.	1,000	2,650
*Affiliated Computer Services, Inc. Class A	28,400	1,747,168
*Agilent Technologies, Inc.	48,690	1,364,781
Agilysys, Inc.	3,200	26,880
*Airvana, Inc.	22,000	166,540
#*Akamai Technologies, Inc.	11,300	279,110
#*Alliance Data Systems Corp.	10,704	636,460
Altera Corp.	49,354	1,052,227
*Amdocs, Ltd.	67,300	1,924,107
American Software, Inc. Class A	11,887	65,141
#*Amkor Technology, Inc.	42,800	243,532
Amphenol Corp.	26,258	1,046,119
*Amtech Systems, Inc.	2,100	21,861
*Anadigics, Inc.	26,200	94,844
Analog Devices, Inc.	45,720	1,232,611
*Analysts International Corp.	740	355
*Anaren, Inc.	6,581	84,434
#*Anixter International, Inc.	17,000	708,560
#*Ansys, Inc.	21,907	917,027
*AOL, Inc.	17,165	411,445
*Apple, Inc.	102,792	19,748,399
Applied Materials, Inc.	155,703	1,896,463
*Applied Micro Circuits Corp.	33,651	246,662
*ArcSight, Inc.	3,600	85,500
*Ariba, Inc.	32,022	403,157
*Arris Group, Inc.	60,047	602,872
*Arrow Electronics, Inc.	49,680	1,305,094
*Art Technology Group, Inc.	33,250	148,960
*Aruba Networks, Inc.	26,758	278,016
*Aspen Technology, Inc.	19,100	175,720
Astro-Med, Inc.	1,306	9,469
#*Atheros Communications, Inc.	23,790	762,938

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Atmel Corp.	168,185	$780,378
*ATMI, Inc.	13,221	221,848
*AuthenTec, Inc.	7,990	20,454
*Authentidate Holding Corp.	652	665
*Autobytel, Inc.	1,335	1,455
*Autodesk, Inc.	36,000	856,440
Automatic Data Processing, Inc.	58,470	2,384,991
*Aviat Networks, Inc.	19,695	141,607
*Avid Technology, Inc.	17,380	219,509
*Avnet, Inc.	51,900	1,372,236
AVX Corp.	91,360	1,085,357
*Aware, Inc.	8,951	22,825
*Axcelis Technologies, Inc.	9,824	14,736
*AXT, Inc.	12,067	34,994
Bel Fuse, Inc. Class A	1,700	29,478
Bel Fuse, Inc. Class B	4,851	92,023
*Bell Microproducts, Inc.	5,700	25,764
*Benchmark Electronics, Inc.	33,944	618,460
*BigBand Networks, Inc.	22,238	69,827
Black Box Corp.	14,200	390,358
Blackbaud, Inc.	13,623	303,793
*Blackboard, Inc.	10,800	425,628
#*Blue Coat Systems, Inc.	17,433	429,723
*BMC Software, Inc.	28,987	1,120,058
*Bottomline Technologies, Inc.	9,203	159,212
*Brightpoint, Inc.	33,635	196,428
*Broadcom Corp.	51,965	1,388,505
Broadridge Financial Solutions, Inc.	39,167	850,707
*Brocade Communications Systems, Inc.	158,575	1,089,410
*Brooks Automation, Inc.	29,169	243,269
*Bsquare Corp.	2,962	7,287
CA, Inc.	60,200	1,326,808
*Cabot Microelectronics Corp.	10,611	372,977
*CACI International, Inc. Class A	15,300	733,941
*Cadence Design Systems, Inc.	60,000	348,600
*CalAmp Corp.	4,036	11,704
*Callidus Software, Inc.	8,938	28,602
*Cascade Microtech, Inc.	3,830	16,584
Cass Information Systems, Inc.	3,522	106,012
*Cavium Networks, Inc.	6,600	142,626
*CEVA, Inc.	8,900	105,821
*Checkpoint Systems, Inc.	20,500	328,820
*Chordiant Software, Inc.	14,222	52,621
*Chyron International Corp.	2,207	4,811
*Ciber, Inc.	28,056	90,621
#*Ciena Corp.	36,742	468,461
*Cinedigm Digital Cinema Corp.	4,202	6,093
*Cirrus Logic, Inc.	31,900	217,558
*Cisco Sytems, Inc.	713,334	16,028,615
*Citrix Systems, Inc.	29,200	1,213,260
*Clearfield, Inc.	4,000	8,000
*Cogent, Inc.	35,855	370,382
Cognex Corp.	17,837	291,992
*Cognizant Technology Solutions Corp.	33,634	1,468,460
#*Coherent, Inc.	13,150	390,292
Cohu, Inc.	11,168	144,626
*Comarco, Inc.	900	2,340
#*CommScope, Inc.	42,336	1,151,963
Communications Systems, Inc.	6,955	82,834
*CommVault Systems, Inc.	6,595	139,748
*Computer Sciences Corp.	57,810	2,965,653

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Computer Task Group, Inc.	4,237	$29,871
*Compuware Corp.	84,365	640,330
*comScore, Inc.	10,961	148,741
*Comtech Telecommunications Corp.	12,362	437,120
*Comverge, Inc.	7,200	70,704
*Concur Technologies, Inc.	17,647	699,704
*Concurrent Computer Corp.	1,552	6,658
*Conexant Systems, Inc.	17,700	67,614
#*Constant Contact, Inc.	4,020	70,913
*Convergys Corp.	53,496	572,407
Corning, Inc.	169,358	3,061,993
*CPI International, Inc.	6,915	77,448
*Cray, Inc.	12,374	58,405
*Cree, Inc.	28,088	1,570,400
*CSG Systems International, Inc.	11,544	224,069
*CSP, Inc.	709	2,645
CTS Corp.	1,000	7,610
*CyberOptics Corp.	2,261	16,415
*CyberSource Corp.	20,443	369,609
*Cymer, Inc.	12,478	391,435
*Cypress Semiconductor Corp.	57,068	573,533
#Daktronics, Inc.	17,500	136,675
*Datalink Corp.	2,544	11,652
*Dataram Corp.	1,100	3,069
*DDi Corp.	7,960	34,308
*DealerTrack Holdings, Inc.	19,869	357,046
*Dell, Inc.	223,760	2,886,504
*Deltek, Inc.	8,361	62,039
*DemandTec, Inc.	4,200	24,948
*DG FastChannel, Inc.	10,101	275,252
*Dice Holdings, Inc.	15,743	89,893
Diebold, Inc.	19,550	519,444
*Digi International, Inc.	10,920	104,832
*Digimarc Corp.	2,426	38,112
#*Digital River, Inc.	14,200	356,846
*Diodes, Inc.	15,750	262,710
*Ditech Networks, Inc.	1,700	2,142
*DivX, Inc.	14,780	83,064
*Dolby Laboratories, Inc.	8,680	436,864
*Dot Hill Systems Corp.	8,221	13,565
*Double-Take Software, Inc.	7,528	76,861
*DSP Group, Inc.	14,087	97,059
*DST Systems, Inc.	18,304	829,720
*DTS, Inc.	6,666	188,648
*Dynamics Research Corp.	4,347	48,773
#EarthLink, Inc.	48,445	392,889
*eBay, Inc.	165,701	3,814,437
#*Ebix, Inc.	6,300	91,224
*Echelon Corp.	14,669	124,540
*EchoStar Corp.	17,034	327,053
*EDGAR Online, Inc.	1,100	1,595
*Edgewater Technology, Inc.	2,700	8,100
*EFJohnson Technologies, Inc.	4,312	4,226
*Elecsys Corp.	58	194
Electro Rent Corp.	12,323	144,056
*Electro Scientific Industries, Inc.	5,792	64,928
*Electronic Arts, Inc.	49,134	799,902
*Electronics for Imaging, Inc.	25,858	299,694
*eLoyalty Corp.	1,800	11,124
*EMC Corp.	241,187	4,020,587
#*EMCORE Corp.	12,411	11,790

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*EMS Technologies, Inc.	6,300	$80,766
*Emulex Corp.	41,063	461,548
*Endwave Corp.	2,100	5,082
*Entegris, Inc.	58,465	212,813
*Entorian Technologies, Inc.	666	2,744
*Entropic Communications, Inc.	25,900	90,391
*Epicor Software Corp.	26,279	201,560
*EPIQ Systems, Inc.	12,950	154,752
*ePlus, Inc.	2,860	44,959
#*Equinix, Inc.	10,720	1,031,586
*Euronet Worldwide, Inc.	21,023	429,290
*Exar Corp.	19,057	133,971
*ExlService Holdings, Inc.	11,957	217,020
*Extreme Networks	27,497	67,918
*F5 Networks, Inc.	22,800	1,127,004
FactSet Research Systems, Inc.	10,200	642,600
Fair Isaac Corp.	24,076	527,987
*Fairchild Semiconductor Corp. Class A	52,683	473,093
*FalconStor Software, Inc.	13,600	47,056
*Faro Technologies, Inc.	8,990	162,449
*FEI Co.	19,111	397,509
Fidelity National Information Services, Inc.	99,186	2,336,822
#*Finisar Corp.	23,525	242,308
*Fiserv, Inc.	35,976	1,620,359
*FLIR Systems, Inc.	21,376	632,302
#*FormFactor, Inc.	21,520	332,914
*Forrester Research, Inc.	7,977	216,097
*Frequency Electronics, Inc.	2,200	10,956
*FSI International, Inc.	7,939	19,054
*Gartner Group, Inc.	24,300	520,020
*Geeknet, Inc.	4,939	6,322
*Gerber Scientific, Inc.	9,854	48,285
*GigOptix, Inc.	87	181
*Global Cash Access, Inc.	29,291	237,257
Global Payments, Inc.	12,800	569,600
*Globecomm Systems, Inc.	10,627	77,258
*Glu Mobile, Inc.	500	735
*Google, Inc.	27,497	14,557,462
*GSE Systems, Inc.	2,084	10,899
#*GSI Commerce, Inc.	17,020	387,375
*GSI Technology, Inc.	10,255	45,737
*GTSI Corp.	1,900	10,374
*Guidance Software, Inc.	6,118	32,425
*Hackett Group, Inc.	16,818	39,018
*Harmonic, Inc.	40,944	248,530
Harris Corp.	11,550	495,726
*Hauppauge Digital, Inc.	1,000	720
Heartland Payment Systems, Inc.	13,854	197,697
*Henry Bros. Electronics, Inc.	465	2,002
*Hewitt Associates, Inc. Class A	15,100	596,148
Hewlett-Packard Co.	277,599	13,066,585
*Hittite Microwave Corp.	7,700	286,286
*Hughes Communications, Inc.	8,081	209,217
*Hutchinson Technology, Inc.	10,577	71,183
*Hypercom Corp.	21,883	75,059
*I.D. Systems, Inc.	3,032	8,702
*IAC/InterActiveCorp.	63,530	1,275,682
#*ICx Technologies, Inc.	1,700	11,662
*IEC Electronics Corp.	1,510	6,765
iGATE Corp.	20,081	202,818
*iGo, Inc.	5,999	7,199

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ikanos Communications, Inc.	9,600	$20,640
*Imation Corp.	16,636	148,726
Imergent, Inc.	2,800	15,960
*Immersion Corp.	9,914	43,919
*infoGROUP, Inc.	26,141	201,547
*Informatica Corp.	21,330	505,308
*InfoSpace, Inc.	18,094	167,731
*Ingram Micro, Inc.	86,310	1,458,639
*Innodata Isogen, Inc.	9,255	47,756
*Insight Enterprises, Inc.	37,007	425,951
*Integral Systems, Inc.	7,002	51,955
*Integrated Device Technology, Inc.	86,566	490,829
*Integrated Silicon Solution, Inc.	9,378	54,111
Intel Corp.	624,382	12,113,011
*Intellicheck Mobilisa, Inc.	840	2,369
*Interactive Intelligence, Inc.	5,058	87,503
#*InterDigital, Inc.	7,806	193,511
*Intermec, Inc.	28,238	374,718
*Internap Network Services Corp.	20,487	91,167
International Business Machines Corp.	135,495	16,583,233
*International Rectifier Corp.	37,017	667,787
*Internet Brands, Inc.	18,091	141,653
*Internet Capital Group, Inc.	14,047	87,513
*Interphase Corp.	700	1,855
Intersil Corp.	55,200	743,544
*Intest Corp.	1,100	1,606
*Intevac, Inc.	9,600	136,608
*IntriCon Corp.	1,974	5,922
#*Intuit, Inc.	38,100	1,128,141
*INX, Inc.	2,600	14,950
iPass, Inc.	17,600	19,536
*IPG Photonics Corp.	16,850	242,640
*Isilon Systems, Inc.	20,541	127,149
*Iteris, Inc.	3,700	4,995
#*Itron, Inc.	17,990	1,107,105
*Ixia	31,269	232,016
*IXYS Corp.	16,609	115,599
*j2 Global Communications, Inc.	13,470	276,674
Jabil Circuit, Inc.	107,500	1,556,600
Jack Henry & Associates, Inc.	30,521	670,241
*Jaco Electronics, Inc.	600	306
*JDA Software Group, Inc.	17,962	470,777
*JDS Uniphase Corp.	96,053	754,977
#*Juniper Networks, Inc.	62,800	1,559,324
Keithley Instruments, Inc.	6,065	32,933
*Kenexa Corp.	8,676	86,066
*KEY Tronic Corp.	1,100	5,313
Keynote Systems, Inc.	6,220	60,147
KLA-Tencor Corp.	38,000	1,071,600
*Knot, Inc. (The)	15,977	146,190
*Kopin Corp.	25,989	106,815
*Kulicke & Soffa Industries, Inc.	26,200	120,782
*KVH Industries, Inc.	5,691	73,983
*L-1 Identity Solutions, Inc.	69,994	524,255
#*Lam Research Corp.	23,500	775,735
*LaserCard Corp.	3,582	22,065
*Lattice Semiconductor Corp.	49,341	127,793
*Lawson Software, Inc.	69,926	423,752
*Leadis Technolgies, Inc.	2,600	442
*LeCroy Corp.	4,000	15,400
Lender Processing Services, Inc.	15,168	587,912

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Lexmark International, Inc.	28,606	$737,749
*Limelight Networks, Inc.	24,300	85,050
Linear Technology Corp.	35,648	930,413
*Lionbridge Technologies, Inc.	17,466	40,521
*Liquidity Services, Inc.	9,544	100,880
*Littlefuse, Inc.	10,556	317,313
*LoJack Corp.	8,633	36,949
*LookSmart, Ltd.	6,301	6,112
#*LoopNet, Inc.	12,667	118,816
#*Loral Space & Communications, Inc.	7,700	219,219
*LSI Corp.	225,189	1,123,693
*LTX-Credence Corp.	8,597	21,578
*Mace Security International, Inc.	2,000	1,880
*Magma Design Automation, Inc.	14,300	34,463
#*Manhattan Associates, Inc.	14,388	301,716
*ManTech International Corp. Class A	8,800	421,608
Marchex, Inc. Class B	9,400	51,606
*Mastech Holdings, Inc.	925	4,486
#MasterCard, Inc. Class A	12,389	3,096,011
*Mattson Technology, Inc.	18,851	62,208
#Maxim Integrated Products, Inc.	48,020	839,390
Maximus, Inc.	11,400	545,604
#*Maxwell Technologies, Inc.	6,478	94,579
*McAfee, Inc.	24,200	912,340
*Measurement Specialties, Inc.	4,897	58,372
*MEMC Electronic Materials, Inc.	28,086	353,322
*MEMSIC, Inc.	3,272	10,536
*Mentor Graphics Corp.	44,564	357,403
*Mercury Computer Systems, Inc.	10,400	124,176
*Merix Corp.	1,000	2,410
*Merrimac Industries, Inc.	601	9,610
Mesa Laboratories, Inc.	900	23,931
Methode Electronics, Inc.	16,100	176,939
Micrel, Inc.	24,802	185,271
Microchip Technology, Inc.	28,017	723,119
*Micron Technology, Inc.	284,689	2,482,488
*MICROS Systems, Inc.	32,408	926,221
*Microsemi Corp.	35,445	529,548
Microsoft Corp.	1,011,640	28,508,015
*MicroStrategy, Inc.	2,290	214,619
*Microtune, Inc.	18,580	41,248
*Mindspeed Technologies, Inc.	6,942	43,873
*MIPS Technologies, Inc.	15,400	59,444
*MKS Instruments, Inc.	21,510	357,066
Mocon, Inc.	2,858	27,980
*ModusLink Global Solutions, Inc.	20,120	204,218
Molex, Inc.	14,500	292,320
Molex, Inc. Class A	31,500	555,345
*MoneyGram International, Inc.	26,800	80,400
*Monolithic Power Systems, Inc.	10,078	207,808
*Monotype Imaging Holdings, Inc.	11,969	108,080
*MoSys, Inc.	11,900	53,431
*Motorola, Inc.	398,339	2,449,785
*Move, Inc.	5,565	9,739
MTS Systems Corp.	6,908	177,743
*Multi-Fineline Electronix, Inc.	12,423	296,537
#*Nanometrics, Inc.	6,150	53,505
*Napco Security Technologies, Inc.	6,999	14,628
#National Instruments Corp.	27,826	817,806
#National Semiconductor Corp.	36,600	485,316
#*NCI, Inc.	2,940	87,612

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NCR Corp.	56,097	$671,481
*NetApp, Inc.	51,614	1,503,516
*Netezza Corp.	23,400	212,706
*NETGEAR, Inc.	19,292	398,187
*NetLogic Microsystems, Inc.	7,800	319,488
*NetScout Systems, Inc.	13,852	194,482
*NetSuite, Inc.	3,400	53,686
*Network Engines, Inc.	4,876	7,119
*Network Equipment Technologies, Inc.	13,081	58,734
*NeuStar, Inc.	25,308	568,418
*Newport Corp.	8,365	71,186
*NextWave Wireless, Inc.	1,995	897
NIC, Inc.	15,586	132,169
*Novatel Wireless, Inc.	12,900	96,492
*Novell, Inc.	175,585	784,865
*Novellus Systems, Inc.	46,600	973,940
*Nu Horizons Electronics Corp.	6,900	28,290
#*Nuance Communications, Inc.	54,900	824,598
*NumereX Corp. Class A	2,142	9,575
#*Nvidia Corp.	52,159	802,727
O.I. Corp.	876	6,938
*Occam Networks, Inc.	16,080	84,259
*Oclaro, Inc.	9,500	15,675
*OmniVision Technologies, Inc.	22,000	283,800
#*ON Semiconductor Corp.	101,402	731,108
*Online Resources Corp.	11,280	54,482
*Onvia, Inc.	2,442	17,656
*Openwave Systems, Inc.	28,209	62,906
*Oplink Communications, Inc.	10,000	148,500
OPNET Technologies, Inc.	7,812	91,791
*Opnext, Inc.	18,025	34,067
*Optical Cable Corp.	100	358
Oracle Corp.	552,350	12,737,191
*ORBCOMM, Inc.	12,968	29,567
*OSI Systems, Inc.	9,300	246,171
*Overland Storage, Inc.	366	684
#*Palm, Inc.	59,718	620,470
*PAR Technology Corp.	4,196	24,295
*Parametric Technology Corp.	43,480	720,029
Park Electrochemical Corp.	9,300	244,125
#*ParkerVision, Inc.	3,332	5,331
#Paychex, Inc.	41,454	1,201,751
*PC Connection, Inc.	11,226	71,846
*PC Mall, Inc.	5,200	26,572
*PC-Tel, Inc.	12,027	69,877
*PDF Solutions, Inc.	8,102	32,084
Pegasystems, Inc.	13,388	445,151
*Perceptron, Inc.	2,200	6,930
*Perficient, Inc.	14,546	141,242
*Performance Technologies, Inc.	3,800	10,716
*Pericom Semiconductor Corp.	12,286	108,117
*Pervasive Software, Inc.	5,590	28,621
*Phoenix Technologies, Ltd.	5,820	18,333
*Photronics, Inc.	24,376	93,848
*Pixelworks, Inc.	2,500	7,450
*Planar Systems, Inc.	6,000	13,500
#Plantronics, Inc.	24,360	643,591
*PLATO Learning, Inc.	3,814	15,714
*Plexus Corp.	18,182	618,370
*PLX Technology, Inc.	10,400	46,176
*PMC-Sierra, Inc.	83,400	663,030

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Polycom, Inc.	32,000	$717,760
Power Integrations, Inc.	9,900	308,979
*Presstek, Inc.	15,222	43,078
•*Price Communications Liquidation Trust	5,700	779
*Procera Networks, Inc.	128	67
*Progress Software Corp.	16,847	473,906
*PROS Holdings, Inc.	2,484	19,748
QAD, Inc.	11,195	61,349
*QLogic Corp.	49,800	856,062
QUALCOMM, Inc.	187,671	7,354,826
Qualstar Corp.	3,967	8,767
*Quantum Corp.	30,900	79,104
*Quest Software, Inc.	40,460	696,721
*QuickLogic Corp.	5,175	11,851
*Radiant Systems, Inc.	11,200	129,360
*RadiSys Corp.	10,400	78,104
*RAE Systems, Inc.	6,400	5,184
*Rainmaker Systems, Inc.	5,293	7,675
#*Rambus, Inc.	22,730	498,696
*Ramtron International Corp.	6,224	11,514
*RealNetworks, Inc.	65,193	275,114
*Red Hat, Inc.	30,700	835,654
*Relm Wireless Corp.	1,300	4,069
Renaissance Learning, Inc.	9,888	131,609
*RF Micro Devices, Inc.	98,247	378,251
*RF Monolithics, Inc.	2,900	4,060
Richardson Electronics, Ltd.	4,726	36,248
*RightNow Technologies, Inc.	6,211	99,314
*Rimage Corp.	4,568	68,109
*Riverbed Technology, Inc.	11,306	253,481
*Rofin-Sinar Technologies, Inc.	13,100	286,759
*Rogers Corp.	8,164	195,446
#*Rovi Corp.	44,318	1,279,461
*Rubicon Technology, Inc.	6,467	102,049
*Rudolph Technologies, Inc.	13,906	87,191
*S1 Corp.	34,738	207,733
*Saba Software, Inc.	8,604	41,643
#*SAIC, Inc.	7,820	143,341
*Salary.com, Inc.	5,600	12,544
#*Salesforce.com, Inc.	18,300	1,162,965
*Sandisk Corp.	70,930	1,803,041
*Sanmina-SCI Corp.	32,485	428,802
*Sapient Corp.	46,768	362,452
*SAVVIS, Inc.	18,634	293,299
*ScanSource, Inc.	11,659	329,483
*Scientific Learning Corp.	3,436	19,242
*SCM Microsystems, Inc.	3,323	6,812
*SeaChange International, Inc.	16,408	106,160
*Seagate Technology LLC	65,950	1,103,344
*Semtech Corp.	22,518	337,320
Servidyne, Inc.	115	208
*ShoreTel, Inc.	17,116	90,886
#*Sigma Designs, Inc.	11,348	126,076
*Silicon Graphics International Corp.	13,700	109,737
*Silicon Image, Inc.	32,081	77,315
*Silicon Laboratories, Inc.	16,100	680,064
*Silicon Storage Technology, Inc.	35,050	93,584
*Skyworks Solutions, Inc.	81,501	1,034,248
*Smart Modular Technologies (WWH), Inc.	26,185	159,205
*Smith Micro Software, Inc.	13,700	106,175
Solera Holdings, Inc.	25,031	828,776

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sonic Solutions, Inc.	17,769	$152,103
*SonicWALL, Inc.	27,660	210,769
*Sonus Networks, Inc.	81,498	171,961
*Soundbite Communications, Inc.	400	1,072
*Sourcefire, Inc.	8,200	170,970
*Spark Networks, Inc.	5,400	15,984
*Spectrum Control, Inc.	4,334	44,727
*SRA International, Inc.	19,795	340,870
*SRS Labs, Inc.	4,682	32,540
*Standard Microsystems Corp.	11,204	223,520
*StarTek, Inc.	5,510	40,774
#*STEC, Inc.	18,157	254,561
#*Stratasys, Inc.	9,500	218,500
*SuccessFactors, Inc.	25,300	412,390
*Super Micro Computer, Inc.	13,603	168,269
*Supertex, Inc.	5,353	128,204
*Support.com, Inc.	16,845	41,776
*Switch & Data Facilities Co., Inc.	11,430	208,940
#*Sybase, Inc.	25,070	1,019,597
Sycamore Networks, Inc.	15,630	303,066
*Symantec Corp.	100,100	1,696,695
*Symmetricom, Inc.	18,124	92,432
*Symyx Technologies, Inc.	13,600	67,184
#*Synaptics, Inc.	6,100	154,391
*Synchronoss Technologies, Inc.	11,235	188,299
*SYNNEX Corp.	17,300	457,931
*Synopsys, Inc.	45,290	963,318
Syntel, Inc.	8,474	284,896
#*Take-Two Interactive Software, Inc.	35,991	333,996
*Taleo Corp. Class A	11,400	231,534
*Tech Data Corp.	26,869	1,094,912
Technitrol, Inc.	13,268	59,441
*TechTarget, Inc.	7,235	38,346
*TechTeam Global, Inc.	2,666	19,622
*Techwell, Inc.	7,800	84,318
*Tekelec	23,028	344,959
*TeleCommunication Systems, Inc.	15,000	131,400
*TeleTech Holdings, Inc.	22,580	429,923
*Tellabs, Inc.	195,482	1,256,949
*Telular Corp.	4,261	18,493
*Teradata Corp.	26,400	738,408
#*Teradyne, Inc.	66,322	619,447
#*Terremark Worldwide, Inc.	20,956	171,420
Tessco Technologies, Inc.	3,788	70,646
*Tessera Technologies, Inc.	24,273	416,767
Texas Instruments, Inc.	155,650	3,502,125
TheStreet.com, Inc.	8,196	25,981
#*THQ, Inc.	28,000	141,120
*TIBCO Software, Inc.	72,869	652,906
*Tier Technologies, Inc. Class B	8,000	61,600
*TiVo, Inc.	18,463	166,536
*TNS, Inc.	4,690	107,401
*Tollgrade Communications, Inc.	2,700	16,794
#Total System Services, Inc.	35,779	511,997
*Track Data Corp.	300	936
*Transact Technologies, Inc.	3,300	23,694
*TranSwitch Corp.	131	203
*Travelzoo, Inc.	2,648	28,413
*Trident Microsystems, Inc.	17,800	32,396
*Trimble Navigation, Ltd.	37,900	867,531
*Trio-Tech International	255	1,015

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Triquint Semiconductor, Inc.	64,449	$386,694
TSR, Inc.	421	1,002
*TTM Technologies, Inc.	18,678	193,317
Tyco Electronics, Ltd.	76,072	1,892,671
#*Tyler Technologies, Inc.	17,136	320,957
#*Ultimate Software Group, Inc.	3,794	113,441
*Ultra Clean Holdings, Inc.	6,900	44,574
*Ultratech, Inc.	10,232	139,564
*Unica Corp.	7,518	59,543
*Unisys Corp.	15,369	444,010
United Online, Inc.	40,678	257,085
*Universal Display Corp.	6,686	75,351
*UTStarcom, Inc.	42,843	92,541
*ValueClick, Inc.	29,708	274,799
*Varian Semiconductor Equipment Associates, Inc.	23,865	699,960
#*Veeco Instruments, Inc.	10,887	346,424
*VeriFone Holdings, Inc.	13,005	231,359
*VeriSign, Inc.	30,200	691,882
#*Vertro, Inc.	2,500	925
*Viasat, Inc.	13,411	366,523
*Vicon Industries, Inc.	600	3,264
*Video Display Corp.	2,312	8,739
*Virage Logic Corp.	8,853	49,311
#*Virnetx Holding Corp.	10,886	32,876
*Virtusa Corp.	10,100	89,991
Visa, Inc.	47,673	3,910,616
*Vishay Intertechnology, Inc.	139,910	1,054,921
#*VistaPrint NV	8,499	476,029
*VMware, Inc. Class A	10,900	494,969
*Vocus, Inc.	3,600	58,032
*Volterra Semiconductor Corp.	7,600	148,124
#*Wave Systems Corp. Class A	1,900	3,933
Wayside Technology Group, Inc.	1,500	12,195
*Web.com Group, Inc.	11,031	61,553
*Websense, Inc.	12,810	237,369
*Western Digital Corp.	45,893	1,743,475
Western Union Co.	79,389	1,471,872
*Wireless Ronin Technologies, Inc.	3,323	10,368
*Wireless Telecom Group, Inc.	3,316	2,586
*WPCS International, Inc.	2,200	6,710
*Wright Express Corp.	13,600	399,296
#Xerox Corp.	247,032	2,154,119
Xilinx, Inc.	34,400	811,152
*X-Rite, Inc.	9,152	22,788
*Yahoo!, Inc.	166,566	2,500,156
*Zebra Technologies Corp. Class A	19,300	503,730
*ZiLOG, Inc.	3,400	12,104
*Zix Corp.	10,283	19,332
*Zoran Corp.	27,120	297,506
*Zygo Corp.	6,750	71,482

Total Information Technology		361,132,687

Materials — (4.4%)
A. Schulman, Inc.	11,390	256,503
A.M. Castle & Co.	10,500	101,850
*AEP Industries, Inc.	2,600	90,766
Air Products & Chemicals, Inc.	24,265	1,843,169
Airgas, Inc.	26,700	1,128,342
AK Steel Holding Corp.	42,270	859,772
Albemarle Corp.	28,547	1,019,699
Alcoa, Inc.	159,704	2,033,032

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Allegheny Technologies, Inc.	27,906	$1,139,960
#AMCOL International Corp.	11,180	280,953
*American Pacific Corp.	2,200	15,840
American Vanguard Corp.	10,088	76,568
AptarGroup, Inc.	24,748	878,059
*Arabian American Development Co.	4,616	10,848
Arch Chemicals, Inc.	10,900	304,764
Ashland, Inc.	34,659	1,400,570
Balchem Corp.	8,978	174,074
#Ball Corp.	16,600	843,114
Bemis Co., Inc.	41,300	1,158,878
*Boise, Inc.	33,700	173,892
*Brush Engineered Materials, Inc.	9,400	168,918
*Buckeye Technologies, Inc.	17,000	194,480
#*BWAY Holding Co.	9,660	164,800
Cabot Corp.	35,632	918,593
*Calgon Carbon Corp.	20,300	271,817
Carpenter Technology Corp.	19,850	531,980
Celanese Corp. Class A	22,100	643,110
*Century Aluminum Co.	38,153	431,892
CF Industries Holdings, Inc.	9,000	835,740
*Chemtura Corp.	30,600	49,572
*Clearwater Paper Corp.	4,900	239,757
Cliffs Natural Resources, Inc.	24,858	993,077
*Coeur d’Alene Mines Corp.	35,800	501,916
Commercial Metals Co.	57,299	787,288
Compass Minerals International, Inc.	7,752	488,686
*Continental Materials Corp.	100	1,448
*Core Molding Technologies, Inc.	1,400	4,186
*Crown Holdings, Inc.	25,100	597,631
Cytec Industries, Inc.	22,213	828,767
Deltic Timber Corp.	4,496	201,915
#*Domtar Corp.	14,087	684,206
Dow Chemical Co.	183,138	4,961,208
E.I. du Pont de Nemours & Co.	105,107	3,427,539
Eagle Materials, Inc.	16,811	383,459
Eastman Chemical Co.	22,900	1,294,537
#Ecolab, Inc.	27,248	1,196,187
Ferro Corp.	31,916	247,668
#*Flotek Industries, Inc.	7,447	11,022
FMC Corp.	11,200	570,528
*Freeport-McMoRan Copper & Gold, Inc. Class B	50,024	3,336,101
Friedman Industries, Inc.	5,521	30,366
*General Moly, Inc.	27,000	63,450
*Georgia Gulf Corp.	2,331	35,781
*Graphic Packaging Holding Co.	132,480	447,782
Greif, Inc. Class A	11,500	556,140
Greif, Inc. Class B	5,175	251,143
H.B. Fuller Co.	23,912	478,718
Hawkins, Inc.	3,810	78,562
Haynes International, Inc.	5,170	151,429
*Headwaters, Inc.	26,792	147,088
#*Hecla Mining Co.	98,448	448,923
*Horsehead Holding Corp.	18,811	184,348
Huntsman Corp.	117,794	1,435,909
ICO, Inc.	10,100	77,972
Innophos Holdings, Inc.	9,473	185,292
*Innospec, Inc.	10,100	98,475
International Flavors & Fragrances, Inc.	14,700	584,619
International Paper Co.	169,564	3,884,711
#*Intrepid Potash, Inc.	17,600	431,024

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Kaiser Aluminum Corp.	8,735	$307,035
*KapStone Paper & Packaging Corp.	15,900	146,916
KMG Chemicals, Inc.	4,042	55,578
Koppers Holdings, Inc.	6,843	191,057
*Kronos Worldwide, Inc.	15,063	220,070
*Landec Corp.	9,418	59,804
*Louisiana-Pacific Corp.	45,900	326,349
*LSB Industries, Inc.	7,200	94,680
Lubrizol Corp.	22,014	1,622,212
Martin Marietta Materials, Inc.	6,650	526,547
*Material Sciences Corp.	3,017	5,883
MeadWestavco Corp.	61,700	1,485,119
*Mercer International, Inc.	11,300	35,256
*Metalline Mining Co.	500	310
Minerals Technologies, Inc.	10,300	492,340
#*Mines Management, Inc.	6,645	17,011
*Mod-Pac Corp.	400	1,768
Monsanto Co.	62,070	4,709,872
Mosaic Co. (The)	52,101	2,787,925
Myers Industries, Inc.	18,786	171,704
Nalco Holding Co.	67,134	1,583,020
*Nanophase Technologies Corp.	700	574
Neenah Paper, Inc.	5,800	80,736
NewMarket Corp.	6,000	541,320
Newmont Mining Corp.	56,870	2,437,448
NL Industries, Inc.	18,137	122,969
*Northern Technologies International Corp.	800	8,264
Nucor Corp.	36,010	1,469,208
Olin Corp.	35,964	593,406
#Olympic Steel, Inc.	4,650	128,991
*OM Group, Inc.	12,961	422,788
*Omnova Solutions, Inc.	13,584	76,885
*Owens-Illinois, Inc.	24,800	675,056
P.H. Glatfelter Co.	19,755	272,619
Packaging Corp. of America	37,699	831,263
*Pactiv Corp.	38,707	872,843
Penford Corp.	5,400	55,404
*PolyOne Corp.	38,520	286,974
PPG Industries, Inc.	33,533	1,967,716
Praxair, Inc.	34,723	2,615,336
Quaker Chemical Corp.	4,440	77,656
*Ready Mix, Inc.	300	870
Reliance Steel & Aluminum Co.	37,402	1,523,757
*Rock of Ages Corp.	500	1,620
Rock-Tenn Co. Class A	14,169	604,875
*Rockwood Holdings, Inc.	33,498	733,941
#Royal Gold, Inc.	14,969	637,979
RPM International, Inc.	50,772	949,436
*RTI International Metals, Inc.	10,105	250,099
Schnitzer Steel Industries, Inc. Class A	9,581	388,030
Schweitzer-Maudoit International, Inc.	7,800	586,872
Scotts Miracle-Gro Co. Class A (The)	15,131	600,701
Sealed Air Corp.	56,720	1,125,325
*Senomyx, Inc.	9,098	35,573
Sensient Technologies Corp.	23,000	596,850
#Sigma-Aldrich Corp.	19,620	938,817
Silgan Holdings, Inc.	13,990	725,382
*Solitario Exploration & Royalty Corp.	1,600	3,760
*Solutia, Inc.	51,737	711,384
Sonoco Products Co.	35,965	998,388
Southern Copper Corp.	102,700	2,734,901

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Spartech Corp.	13,085	$132,028
#Steel Dynamics, Inc.	74,592	1,132,307
Stepan Co.	4,184	244,680
*Stillwater Mining Co.	41,220	414,261
Synalloy Corp.	4,755	37,897
Temple-Inland, Inc.	48,957	850,383
Terra Industries, Inc.	15,020	474,632
#Texas Industries, Inc.	12,179	413,355
#*Titanium Metals Corp.	94,193	1,095,465
*U.S. Concrete, Inc.	17,263	15,537
*U.S. Gold Corp.	43,420	96,827
*United States Lime & Minerals, Inc.	2,185	86,198
#United States Steel Corp.	49,205	2,186,178
*Universal Stainless & Alloy Products, Inc.	2,200	40,106
Valhi, Inc.	21,664	347,707
Valspar Corp.	48,283	1,278,534
Vulcan Materials Co.	43,412	1,918,376
Walter Energy, Inc.	17,570	1,140,644
Wausau Paper Corp.	17,910	157,966
Westlake Chemical Corp.	34,626	710,872
#Weyerhaeuser Co.	49,404	1,971,220
Worthington Industries, Inc.	35,096	507,839
*WR Grace & Co.	29,548	705,606
Zep, Inc.	7,727	170,921
*Zoltek Cos., Inc.	14,234	118,854

Total Materials		107,105,278

Other — (0.0%)
*Avigen, Inc. Escrow Shares	5,711	—
•*MAIR Holdings, Inc. Escrow Shares	300	—
•#*Pelican Financial, Inc. Escrow Shares	100	—
•*Softbrands, Inc. Escrow Shares	3,200	—

Total Other		—

Telecommunication Services — (2.3%)
*AboveNet, Inc.	8,600	504,304
Alaska Communications Systems Group, Inc.	9,969	81,247
*American Tower Corp.	43,990	1,867,376
*Arbinet Corp.	7,700	17,171
AT&T, Inc.	941,292	23,871,165
Atlantic Tele-Network, Inc.	6,772	327,968
#*Cbeyond, Inc.	10,770	134,194
CenturyTel, Inc.	47,596	1,618,740
*Cincinnati Bell, Inc.	75,100	218,541
*Cogent Communications Group, Inc.	15,300	167,076
Consolidated Communications Holdings, Inc.	12,506	214,228
*Crown Castle International Corp.	41,815	1,544,646
*FiberTower Corp.	478	2,094
#Frontier Communications Corp.	79,600	605,756
*General Communications, Inc. Class A	25,410	150,681
*Global Crossing, Ltd.	20,805	290,646
HickoryTech Corp.	3,965	33,702
*ICO Global Communications (Holdings), Ltd.	1,358	1,602
*IDT Corp.	66	243
*IDT Corp. Class B	4,270	19,002
#Iowa Telecommunications Services, Inc.	11,170	182,741
#*Leap Wireless International, Inc.	32,055	422,805
*Level 3 Communications, Inc.	82,035	114,029
#*Neutral Tandem, Inc.	5,032	77,795
*NII Holdings, Inc.	54,761	1,792,875
NTELOS Holdings Corp.	3,745	60,856

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*PAETEC Holding Corp.	41,387	$131,197
*Premiere Global Services, Inc.	23,199	187,448
Qwest Communications International, Inc.	276,300	1,163,223
*SBA Communications Corp.	19,590	648,233
Shenandoah Telecommunications Co.	6,506	111,903
#*Sprint Nextel Corp.	469,235	1,539,091
*SureWest Communications	5,354	47,918
*Syniverse Holdings, Inc.	30,600	514,386
Telephone & Data Systems, Inc.	21,063	664,538
Telephone & Data Systems, Inc. Special Shares	17,969	510,679
*Terrestar Corp.	2,200	2,072
*tw telecom, inc.	53,937	831,169
*United States Cellular Corp.	20,743	758,572
*USA Mobility, Inc.	9,623	99,983
Verizon Communications, Inc.	467,211	13,745,348
Warwick Valley Telephone Co.	1,392	17,825
Windstream Corp.	71,445	736,598
*Xeta Corp.	833	2,557

Total Telecommunication Services		56,034,223

Utilities — (3.4%)
*AES Corp.	261,094	3,297,617
AGL Resources, Inc.	28,403	1,002,342
Allegheny Energy, Inc.	26,879	563,115
ALLETE, Inc.	12,740	398,762
#Alliant Energy Corp.	18,570	579,384
#Ameren Corp.	37,861	967,349
American Electric Power Co., Inc.	46,793	1,621,377
American States Water Co.	6,700	222,574
*American Water Works Co., Inc.	6,100	132,980
#Aqua America, Inc.	27,467	455,678
Artesian Resources Corp.	1,570	27,711
Atmos Energy Corp.	35,420	978,300
Avista Corp.	20,948	426,920
#Black Hills Corp.	14,639	380,321
#*Cadiz, Inc.	2,217	26,449
California Water Service Group	13,094	475,574
*Calpine Corp.	136,810	1,498,070
CenterPoint Energy, Inc.	65,516	913,948
Central Vermont Public Service Corp.	7,410	145,532
CH Energy Group, Inc.	10,263	405,902
Chesapeake Utilities Corp.	2,973	88,120
Cleco Corp.	23,201	601,370
CMS Energy Corp.	69,200	1,049,764
Connecticut Water Services, Inc.	4,541	100,992
Consolidated Edison, Inc.	31,836	1,392,507
Constellation Energy Group, Inc.	32,489	1,048,745
Delta Natural Gas Co., Inc.	1,429	41,441
Dominion Resources, Inc.	68,247	2,556,533
DPL, Inc.	28,200	756,888
#DTE Energy Co.	26,359	1,108,132
Duke Energy Corp.	148,556	2,455,631
*Dynegy, Inc.	136,005	220,328
Edison International, Inc.	37,191	1,239,204
*El Paso Electric Co.	16,500	317,625
Empire District Electric Co.	13,215	243,288
Energen Corp.	11,400	501,030
Energy, Inc.	974	9,798
Entergy Corp.	21,787	1,662,566
EQT Corp.	20,220	890,084
Exelon Corp.	75,980	3,466,208

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
FirstEnergy Corp.	35,351	$1,542,011
FPL Group, Inc.	49,840	2,430,198
Great Plains Energy, Inc.	49,246	879,534
#Hawaiian Electric Industries, Inc.	35,600	704,168
IDACORP, Inc.	18,900	592,515
#Integrys Energy Group, Inc.	27,387	1,146,146
#ITC Holdings Corp.	19,090	1,025,515
Laclede Group, Inc.	8,436	272,145
Maine & Maritimes Corp.	826	26,944
MDU Resources Group, Inc.	30,065	662,031
MGE Energy, Inc.	8,352	279,207
Middlesex Water Co.	6,412	110,607
*Mirant Corp.	75,500	1,062,285
National Fuel Gas Co.	12,300	577,116
#New Jersey Resources Corp.	15,243	556,217
#Nicor, Inc.	17,400	705,048
NiSource, Inc.	44,500	634,125
Northeast Utilities, Inc.	28,100	711,492
Northwest Natural Gas Co.	9,485	411,364
NorthWestern Corp.	12,775	312,349
*NRG Energy, Inc.	82,398	1,986,616
NSTAR	25,400	872,236
NV Energy, Inc.	87,200	1,004,544
OGE Energy Corp.	15,473	560,432
#Oneok, Inc.	16,655	702,674
#Ormat Technologies, Inc.	16,800	578,256
Pennichuck Corp.	1,654	33,030
Pepco Holdings, Inc.	35,435	581,843
PG&E Corp.	43,600	1,841,664
Piedmont Natural Gas Co.	27,000	693,090
Pinnacle West Capital Corp.	25,155	901,052
PNM Resources, Inc.	31,200	362,856
Portland General Electric Co.	28,500	555,750
PPL Corp.	41,440	1,222,066
#Progress Energy, Inc.	33,673	1,312,237
Public Service Enterprise Group, Inc.	78,344	2,396,543
Questar Corp.	62,060	2,574,249
RGC Resources, Inc.	400	12,252
*RRI Energy, Inc.	140,560	695,772
SCANA Corp.	19,647	699,630
Sempra Energy	28,450	1,443,838
*SJW Corp.	7,900	173,247
South Jersey Industries, Inc.	10,819	414,692
#Southern Co.	94,796	3,033,472
Southwest Gas Corp.	17,710	490,036
Southwest Water Co.	8,620	52,237
#TECO Energy, Inc.	63,684	991,560
UGI Corp.	39,160	959,812
UIL Holdings Corp.	10,933	297,050
Unisource Energy Corp.	13,636	419,171
Unitil Corp.	4,159	90,541
Vectren Corp.	31,227	726,965
Westar Energy, Inc.	41,600	887,328
WGL Holdings, Inc.	18,613	590,590
Wisconsin Energy Corp.	19,506	954,624
Xcel Energy, Inc.	60,211	1,251,185
York Water Co.	3,611	47,954

Total Utilities		81,322,270

TOTAL COMMON STOCKS		2,157,970,114

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
•*Avalon Contingent Value Rights	1,800	$260
*Caliper Life Sciences, Inc. Warrants 08/10/11	157	13
*Contra General Contingent Value Rights	2,106	—
*Contra Glucagon Contingent Value Rights	2,106	—
*Contra Phramacopeia Contingent Value Rights	3,300	—
*Contra Roche Contingent Value Rights	2,106	—
*Contra TR Beta Contingent Value Rights	2,106	—
•*DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
*Flagstar Bancorp, Inc. Rights 02/08/10	29,145	—
*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	7,600	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	7,400	967
*Valley National Bancorp Warrants 06/30/15	138	414
*West Coast Bancorp Rights 03/01/10	1,980	1,208

TOTAL RIGHTS/WARRANTS		2,862

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	13,281,595	13,281,595

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund LP	239,482,844	239,482,844
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $787,058 FHLMC 4.000%, 04/01/24, valued at $730,155) to be repurchased at $708,895	$709	708,888

TOTAL SECURITIES LENDING COLLATERAL		240,191,732

TOTAL INVESTMENTS — (100.0%) (Cost $2,536,955,034)##		$2,411,446,303

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$284,538,739	$4,000	—	$284,542,739
Consumer Staples	187,331,987	—	—	187,331,987
Energy	206,486,649	—	—	206,486,649
Financials	349,256,127	—	—	349,256,127
Health Care	259,745,603	27,446	—	259,773,049
Industrials	264,985,105	—	—	264,985,105
Information Technology	361,131,908	779	—	361,132,687
Materials	107,105,278	—	—	107,105,278
Other	—	—	—	—
Telecommunication Services	56,034,223	—	—	56,034,223
Utilities	81,322,270	—	—	81,322,270
Rights/Warrants	1,394	1,468	—	2,862
Temporary Cash Investments	13,281,595	—	—	13,281,595
Securities Lending Collateral	—	240,191,732	—	240,191,732

TOTAL	$2,171,220,878	$240,225,425	—	$2,411,446,303

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (89.0%)
Consumer Discretionary — (13.2%)
*1-800-FLOWERS.COM, Inc.	29,277	$60,603
*4Kids Entertainment, Inc.	10,200	14,994
*99 Cents Only Stores	87,518	1,141,235
#Aaron’s, Inc.	49,545	1,380,324
Aaron’s, Inc. Class A	3,744	83,491
#Abercrombie & Fitch Co.	80,748	2,546,792
*AC Moore Arts & Crafts, Inc.	23,057	64,560
Acme United Corp.	2,302	20,488
Advance Auto Parts, Inc.	53,000	2,090,850
#*Aeropostale, Inc.	22,229	731,112
*AFC Enterprises, Inc.	23,483	192,561
*AH Belo Corp.	20,454	124,974
*Aldila, Inc.	5,648	23,722
*Alloy, Inc.	15,794	121,930
*Amazon.com, Inc.	36,279	4,549,749
Ambassadors Group, Inc.	23,469	265,904
Amcon Distributing Co.	300	16,215
*American Apparel, Inc.	54,269	153,581
#*American Axle & Manufacturing Holdings, Inc.	49,000	458,150
*American Biltrite, Inc.	1,008	1,814
American Eagle Outfitters, Inc.	230,350	3,660,262
#American Greetings Corp. Class A	29,700	548,856
#*American Public Education, Inc.	2,100	80,094
*America’s Car-Mart, Inc.	13,590	319,773
*Amerigon, Inc.	26,400	215,160
Ameristar Casinos, Inc.	66,394	983,295
#*AnnTaylor Stores Corp.	70,590	886,610
*ante4, Inc.	3,728	3,504
*Apollo Group, Inc. Class A	15,844	959,988
#Arbitron, Inc.	18,047	456,770
#*Arctic Cat, Inc.	12,624	105,789
Ark Restaurants Corp.	2,168	29,756
#*ArvinMeritor, Inc.	119,500	1,157,955
*Asbury Automotive Group, Inc.	38,473	425,896
*Ascent Media Corp.	8,114	209,098
*Atrinsic, Inc.	5,330	3,571
*Audiovox Corp. Class A	16,604	110,417
#*AutoNation, Inc.	223,608	4,024,944
*Autozone, Inc.	10,228	1,585,647
*Bakers Footwear Group, Inc.	2,149	2,364
*Ballantyne Strong, Inc.	8,888	29,597
*Bally Technologies, Inc.	21,700	860,839
#Barnes & Noble, Inc.	66,277	1,158,522
*Bassett Furniture Industries, Inc.	8,195	35,484
*Beasley Broadcast Group, Inc.	5,114	18,359
*Beazer Homes USA, Inc.	51,400	200,460
bebe stores, inc.	94,494	583,973
*Bed Bath & Beyond, Inc.	70,200	2,716,740
Belo Corp.	176,729	1,173,481
*Benihana, Inc.	3,594	16,892
*Benihana, Inc. Class A	5,026	22,165
Best Buy Co., Inc.	44,893	1,645,328
Big 5 Sporting Goods Corp.	25,721	375,784
*Big Lots, Inc.	73,748	2,095,181
#*BJ’s Restaurants, Inc.	33,901	716,667
Black & Decker Corp.	40,740	2,634,248
#*Blockbuster, Inc. Class A	43,173	19,428
*Blockbuster, Inc. Class B	39,803	12,339

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Blue Nile, Inc.	5,855	$301,825
*Bluegreen Corp.	30,325	73,993
Blyth, Inc.	9,900	278,091
Bob Evans Farms, Inc.	36,220	1,010,900
Bon-Ton Stores, Inc. (The)	19,000	166,250
Books-A-Million, Inc.	17,630	112,303
*Borders Group, Inc.	65,835	56,618
#BorgWarner, Inc.	60,800	2,133,472
Bowl America, Inc. Class A	3,649	47,984
#*Boyd Gaming Corp.	102,300	797,940
Brinker International, Inc.	66,050	1,077,936
*Brink’s Home Security Holdings, Inc.	40,800	1,672,800
*Brookfield Homes Corp.	30,564	221,895
Brown Shoe Co., Inc.	51,833	634,954
Brunswick Corp.	175,368	1,881,699
#Buckle, Inc.	31,575	957,986
#*Buffalo Wild Wings, Inc.	17,232	806,630
*Build-A-Bear-Workshop, Inc.	20,000	95,400
#*Cabela’s, Inc.	78,672	1,268,193
Cablevision Systems Corp.	48,727	1,249,360
*Cache, Inc.	18,700	78,540
*California Coastal Communities, Inc.	6,342	8,879
#*California Pizza Kitchen, Inc.	26,183	361,325
#Callaway Golf Co.	85,328	636,547
*Cambium Learning Group, Inc.	4,582	18,054
*Canterbury Park Holding Corp.	2,074	14,788
#*Capella Education Co.	8,272	606,999
#*Career Education Corp.	84,337	1,834,330
*Caribou Coffee Co., Inc.	22,590	163,326
#*CarMax, Inc.	258,382	5,330,421
*Carmike Cinemas, Inc.	8,500	61,455
*Carnival Corp.	256,500	8,549,145
*Carriage Services, Inc.	12,214	47,024
*Carrols Restaurant Group, Inc.	21,500	135,665
*Carter’s, Inc.	46,541	1,203,550
*Casual Male Retail Group, Inc.	35,792	100,218
Cato Corp. Class A	31,592	646,056
*Cavco Industries, Inc.	7,849	281,308
CBS Corp.	12,275	158,961
CBS Corp. Class B	369,591	4,778,812
*CEC Entertainment, Inc.	20,608	683,980
*Charles & Colvard, Ltd.	4,375	5,250
*Charming Shoppes, Inc.	138,537	804,900
#*Cheesecake Factory, Inc.	72,438	1,531,339
Cherokee, Inc.	8,005	128,480
*Chico’s FAS, Inc.	140,754	1,797,429
#*Children’s Place Retail Stores, Inc. (The)	32,380	1,029,684
#*Chipotle Mexican Grill, Inc.	16,826	1,623,036
#Choice Hotels International, Inc.	28,410	901,733
Christopher & Banks Corp.	42,516	282,731
*Chromcraft Revington, Inc.	2,958	6,951
Churchill Downs, Inc.	16,251	589,911
Cinemark Holdings, Inc.	124,041	1,758,901
#*Citi Trends, Inc.	17,753	552,651
CKE Restaurants, Inc.	55,891	467,249
*CKX, Inc.	52,561	213,398
*Clear Channel Outdoor Holdings, Inc.	33,320	338,198
Coach, Inc.	28,857	1,006,532
*Coachmen Industries, Inc.	800	1,040
*Coast Distribution System, Inc.	1,760	6,917
*Cobra Electronics Corp.	3,055	4,766

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Coinstar, Inc.	31,758	$820,309
*Coldwater Creek, Inc.	98,512	439,364
*Collective Brands, Inc.	72,897	1,434,613
Collectors Universe, Inc.	6,839	65,449
#Columbia Sportswear Co.	45,600	1,886,928
Comcast Corp. Class A	834,825	13,215,280
Comcast Corp. Special Class A	327,406	4,956,927
*Concord Camera Corp.	2,339	8,771
#*Conn’s, Inc.	24,249	136,279
Cooper Tire & Rubber Co.	64,160	1,092,645
*Core-Mark Holding Co., Inc.	15,499	462,180
#*Corinthian Colleges, Inc.	63,899	894,586
*Cost Plus, Inc.	200	240
CPI Corp.	2,685	36,140
Cracker Barrel Old Country Store, Inc.	11,832	437,311
*Craftmade International, Inc.	2,176	6,528
*Crocs, Inc.	104,200	765,870
#*Crown Media Holdings, Inc.	55,331	78,017
CSS Industries, Inc.	8,300	143,839
*Culp, Inc.	13,000	169,130
*Cumulus Media, Inc.	8,322	20,389
*Cybex International, Inc.	9,222	11,528
*Cycle Country Accessories Corp.	554	211
#D.R. Horton, Inc.	267,875	3,158,246
*Dana Holding Corp.	150,801	1,554,758
#Darden Restaurants, Inc.	68,700	2,539,152
*Deckers Outdoor Corp.	13,800	1,354,746
*dELiA*s, Inc.	22,431	39,927
*Delta Apparel, Inc.	16,268	206,929
*Destination Maternity Corp.	6,547	159,289
DeVry, Inc.	25,900	1,581,454
#*Dick’s Sporting Goods, Inc.	89,606	2,004,486
#Dillard’s, Inc.	83,644	1,385,145
*DineEquity, Inc.	20,208	459,530
*DIRECTV Class A	439,864	13,349,872
*Discovery Communications, Inc. (25470F104)	121,859	3,614,338
*Discovery Communications, Inc. (25470F203)	2,197	63,823
*Discovery Communications, Inc. (25470F302)	99,306	2,607,776
DISH Network Corp.	41,038	749,354
Disney (Walt) Co.	773,401	22,854,000
*Dixie Group, Inc.	4,224	10,074
*Dolan Media Co.	34,505	340,909
*Dollar Tree, Inc.	34,500	1,708,440
*Domino’s Pizza, Inc.	44,500	502,850
*Dorman Products, Inc.	20,204	312,152
#Dover Downs Gaming & Entertainment, Inc.	17,200	60,200
Dover Motorsports, Inc.	9,256	20,733
*DreamWorks Animation SKG, Inc.	13,200	514,008
*Dress Barn, Inc. (The)	76,336	1,796,949
*Drew Industries, Inc.	26,552	493,867
*Drugstore.com, Inc.	112,383	319,168
*DSW, Inc.	20,378	491,110
*Duckwall-ALCO Stores, Inc.	100	1,232
#*Eastman Kodak Co.	373,886	2,262,010
*EDCI Holdings, Inc.	3,419	21,574
Educational Development Corp.	2,662	15,972
*Einstein Noah Restaurant Group, Inc.	14,794	174,125
*Emerson Radio Corp.	17,428	41,827
*Emmis Communications Corp. Class A	21,152	24,959
*Empire Resorts, Inc.	22,113	49,975
*Enova Systems, Inc.	6,780	11,458

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Entercom Communications Corp.	36,621	$309,814
*Entravision Communications Corp.	60,072	178,414
*EnviroStar, Inc.	100	122
*Escalade, Inc.	5,107	12,614
*Ethan Allen Interiors, Inc.	34,667	502,325
*Ever-Glory International Group, Inc.	2,000	8,800
*EW Scripps Co.	47,618	323,802
*Exide Technologies	88,267	682,304
*Expedia, Inc.	106,061	2,270,766
#Family Dollar Stores, Inc.	73,500	2,269,680
*Famous Dave’s of America, Inc.	9,044	56,525
*Federal Mogul Corp.	60,564	992,038
*FGX International Holdings, Ltd.	1,000	19,650
Finish Line, Inc. Class A	60,973	676,191
*Fisher Communications, Inc.	9,960	128,086
*Flanigan’s Enterprises, Inc.	1,000	6,150
Flexsteel Industries, Inc.	4,038	47,123
#Foot Locker, Inc.	201,200	2,271,548
*Ford Motor Co.	560,593	6,076,828
Fortune Brands, Inc.	114,609	4,764,296
FortuNet, Inc.	1,445	3,237
*Fossil, Inc.	78,094	2,549,769
*Franklin Electronic Publishers, Inc.	1,643	4,075
*Frederick’s of Hollywood Group, Inc.	4,166	5,041
Fred’s, Inc.	50,098	502,483
Frisch’s Restaurants, Inc.	7,545	180,703
#*Fuel Systems Solutions, Inc.	15,820	563,825
*Full House Resorts, Inc.	11,910	33,824
*Furniture Brands International, Inc.	56,859	293,392
*Gaiam, Inc.	17,361	111,978
#*GameStop Corp. Class A	86,800	1,716,036
*GameTech International, Inc.	7,286	11,658
Gaming Partners International Corp.	8,266	46,786
Gannett Co., Inc.	268,667	4,338,972
Gap, Inc.	146,656	2,798,196
#Garmin, Ltd.	35,072	1,133,176
#*Gaylord Entertainment Co.	53,673	1,032,669
*Genesco, Inc.	26,475	624,280
Gentex Corp.	93,765	1,797,475
#Genuine Parts Co.	72,019	2,713,676
#*G-III Apparel Group, Ltd.	21,753	378,720
*Global Traffic Network, Inc.	2,607	11,575
*Golfsmith International Holdings, Inc.	3,582	8,239
*Goodyear Tire & Rubber Co.	96,200	1,283,308
*Gray Television, Inc.	39,495	78,200
*Gray Television, Inc. Class A	3,160	6,383
*Great Wolf Resorts, Inc.	28,600	66,066
*Group 1 Automotive, Inc.	29,010	841,290
#Guess?, Inc.	16,174	642,270
#*Gymboree Corp.	29,530	1,151,965
H&R Block, Inc.	48,700	1,048,024
*Hallwood Group, Inc.	797	35,251
*Hampshire Group, Ltd.	1,000	3,500
#*Hanesbrands, Inc.	37,637	864,522
#Harley-Davidson, Inc.	128,001	2,910,743
Harman International Industries, Inc.	58,800	2,090,340
*Harris Interactive, Inc.	17,312	23,025
#Harte-Hanks, Inc.	74,484	786,551
Hasbro, Inc.	73,433	2,243,378
*Hastings Entertainment, Inc.	2,673	11,120
#Haverty Furniture Cos., Inc.	20,626	254,319

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Haverty Furniture Cos., Inc. Class A	2,215	$27,555
*Hawk Corp.	10,699	185,842
*Heelys, Inc.	6,558	13,641
*Helen of Troy, Ltd.	35,093	827,142
*hhgregg, Inc.	9,495	202,244
*Hibbett Sporting Goods, Inc.	25,370	538,351
Hillenbrand, Inc.	41,500	761,525
*Hollywood Media Corp.	18,149	24,320
Home Depot, Inc.	253,499	7,100,507
Hooker Furniture Corp.	11,857	150,702
*Hot Topic, Inc.	53,105	305,354
#*Hovnanian Enterprises, Inc.	55,200	200,928
*HSN, Inc.	62,267	1,191,790
*Iconix Brand Group, Inc.	83,012	1,047,611
*Image Entertainment, Inc.	8,257	2,157
*Infosonics Corp.	4,740	4,977
Interactive Data Corp.	86,449	2,475,035
International Game Technology	56,806	1,041,822
International Speedway Corp.	36,869	947,902
#*Interpublic Group of Cos., Inc.	577,869	3,733,034
*Interstate Hotels & Resorts, Inc.	25,000	55,500
*Interval Leisure Group, Inc.	54,340	691,205
*iRobot Corp.	30,761	486,024
*Isle of Capri Casinos, Inc.	37,578	302,503
#*ITT Educational Services, Inc.	5,900	571,533
*J. Alexander’s Corp.	13,496	45,212
*J. Crew Group, Inc.	25,192	987,778
J.C. Penney Co., Inc.	187,900	4,665,557
*Jack in the Box, Inc.	45,637	890,378
#*Jackson Hewitt Tax Service, Inc.	34,430	94,338
*Jaclyn, Inc.	698	4,520
*JAKKS Pacific, Inc.	21,558	237,138
Jarden Corp.	102,085	3,111,551
*Jennifer Convertibles, Inc.	1,300	1,417
*Jo-Ann Stores, Inc.	31,074	1,088,211
Johnson Controls, Inc.	213,952	5,954,284
*Johnson Outdoors, Inc.	5,589	59,299
Jones Apparel Group, Inc.	103,848	1,499,565
*Jos. A. Bank Clothiers, Inc.	21,985	921,391
Journal Communications, Inc.	46,628	164,131
#*K12, Inc.	22,325	446,277
#KB Home	120,600	1,842,768
*Kenneth Cole Productions, Inc. Class A	11,700	119,808
*Kid Brands, Inc.	45,375	226,421
*Kirkland’s, Inc.	7,500	115,950
*Knology, Inc.	32,225	351,897
#*Kohl’s Corp.	93,225	4,695,743
*Kona Grill, Inc.	7,560	27,216
•Koss Corp.	1,860	7,719
*Krispy Kreme Doughnuts, Inc.	78,900	222,498
KSW, Inc.	3,630	14,266
*K-Swiss, Inc. Class A	35,759	324,692
Lacrosse Footwear, Inc.	6,213	84,373
*Lakeland Industries, Inc.	4,275	36,038
*Lakes Entertainment, Inc.	7,785	19,385
#*Lamar Advertising Co.	72,443	2,071,870
*Landry’s Restaurants, Inc.	1,100	22,814
#*Las Vegas Sands Corp.	272,267	4,220,138
•*Lazare Kaplan International, Inc.	3,667	9,168
*La-Z-Boy, Inc.	60,964	618,785
*Leapfrog Enterprises, Inc.	42,900	141,999

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
•*Lear Corp.	14,093	$—
*Learning Tree International, Inc.	16,482	181,632
*Lee Enterprises, Inc.	35,743	151,550
#Leggett & Platt, Inc.	164,489	3,003,569
#Lennar Corp. Class A	190,644	2,928,292
Lennar Corp. Class B	22,155	270,069
*Libbey, Inc.	10,000	103,100
#*Liberty Global, Inc. Class A	77,961	1,978,650
*Liberty Global, Inc. Series C	75,075	1,881,380
*Liberty Media Corp. Capital Class A	119,104	3,083,603
*Liberty Media Corp. Capital Class B	2,094	54,591
*Liberty Media Corp. Interactive Class A	458,583	4,760,092
*Liberty Media Corp. Interactive Class B	8,374	87,592
*Liberty Media Corp. Series A	32,453	1,522,046
*Liberty Media-Starz Corp. Series B	367	17,282
#*Life Time Fitness, Inc.	47,414	1,135,565
*Lifetime Brands, Inc.	11,743	93,592
Limited Brands, Inc.	159,702	3,037,532
*LIN TV Corp.	24,500	116,865
*Lincoln Educational Services Corp.	26,129	541,393
*Lithia Motors, Inc.	19,853	154,853
*Live Nation Entertainment, Inc.	141,566	1,623,757
#*Liz Claiborne, Inc.	104,976	511,233
*LKQ Corp.	188,176	3,528,300
#*LodgeNet Interactive Corp.	18,107	99,045
*Lodgian, Inc.	22,139	54,462
Lowe’s Cos., Inc.	583,987	12,643,319
*Luby’s, Inc.	30,352	104,107
*Lumber Liquidators Holdings, Inc.	10,500	248,640
*M/I Homes, Inc.	30,680	316,618
*Mac-Gray Corp.	14,051	125,897
Macy’s, Inc.	359,456	5,726,134
*Maidenform Brands, Inc.	27,804	415,670
Marcus Corp.	24,326	271,965
#Marine Products Corp.	41,509	210,036
*MarineMax, Inc.	24,864	224,522
#Marriott International, Inc. Class A	43,573	1,142,920
#*Martha Stewart Living Omnimedia, Inc.	34,510	152,879
Mattel, Inc.	155,920	3,074,742
#Matthews International Corp. Class A	33,522	1,134,720
*MAXXAM, Inc.	6	8,850
*McClatchy Co. (The)	62,384	333,754
*McCormick & Schmick’s Seafood Restaurants, Inc.	13,640	112,803
McDonald’s Corp.	92,088	5,749,054
McGraw-Hill Cos., Inc.	27,929	990,083
MDC Holdings, Inc.	57,000	1,915,200
*Meade Instruments Corp.	55	179
*Media General, Inc.	25,531	208,078
*Mediacom Communications Corp.	34,532	143,653
Men’s Wearhouse, Inc. (The)	61,098	1,231,125
#Meredith Corp.	40,440	1,252,831
*Meritage Homes Corp.	36,689	821,467
*Meritage Hospitality Group, Inc.	299	448
*MGM Mirage	336,769	3,724,665
*Midas, Inc.	6,973	57,527
*Modine Manufacturing Co.	53,000	504,030
#*Mohawk Industries, Inc.	64,169	2,657,238
*Monarch Casino & Resort, Inc.	18,647	133,326
Monro Muffler Brake, Inc.	30,751	1,052,299
*Morgans Hotel Group Co.	30,262	121,351
#*Morningstar, Inc.	17,548	829,318

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Morton’s Restaurant Group, Inc.	16,614	$63,632
*Motorcar Parts of America, Inc.	4,567	26,123
Movado Group, Inc.	23,081	252,275
*MTR Gaming Group, Inc.	26,820	47,471
*Multimedia Games, Inc.	25,419	125,316
*Nathan’s Famous, Inc.	7,105	106,930
National CineMedia, Inc.	35,315	529,019
National Presto Industries, Inc.	8,115	929,330
*Nautilus, Inc.	30,500	76,555
*Navarre Corp.	21,500	42,570
#*Netflix, Inc.	20,041	1,247,552
*Nevada Gold & Casinos, Inc.	1,500	1,260
*New Frontier Media, Inc.	17,805	37,569
*New York & Co., Inc.	67,575	243,270
*New York Times Co. Class A (The)	158,664	2,049,939
#Newell Rubbermaid, Inc.	152,172	2,064,974
News Corp. Class A	776,144	9,787,176
News Corp. Class B	340,951	5,005,161
*Nexstar Broadcasting Group, Inc.	6,901	31,607
NIKE, Inc. Class B	35,400	2,256,750
*Nobel Learning Communities, Inc.	7,696	51,871
*Nobility Homes, Inc.	2,427	25,144
#Nordstrom, Inc.	35,572	1,228,657
Nutri/System, Inc.	16,228	330,402
#*NVR, Inc.	4,754	3,252,402
*O’Charley’s, Inc.	24,382	180,427
*Office Depot, Inc.	332,695	1,889,708
*OfficeMax, Inc.	73,644	955,163
#Omnicom Group, Inc.	32,130	1,134,189
*Orange 21, Inc.	465	307
*Orbitz Worldwide, Inc.	24,883	152,782
#*O’Reilly Automotive, Inc.	90,600	3,424,680
#*Orient-Express Hotels, Ltd.	72,374	706,370
#*Orleans Homebuilders, Inc.	17,027	24,859
#*Outdoor Channel Holdings, Inc.	31,242	157,772
*Overstock.com, Inc.	21,259	252,132
Oxford Industries, Inc.	20,100	358,584
*P & F Industries, Inc. Class A	1,381	3,667
#*P.F. Chang’s China Bistro, Inc.	26,718	1,031,315
*Pacific Sunwear of California, Inc.	75,732	266,577
*Palm Harbor Homes, Inc.	28,562	58,552
#*Panera Bread Co.	19,844	1,417,258
*Papa John’s International, Inc.	13,466	317,798
*Peet’s Coffee & Tea, Inc.	15,192	496,778
*Penn National Gaming, Inc.	94,975	2,562,426
#*Penske Automotive Group, Inc.	110,000	1,546,600
Pep Boys - Manny, Moe & Jack (The)	61,172	510,786
*Perry Ellis International, Inc.	14,829	237,709
#PetMed Express, Inc.	19,700	363,071
PetSmart, Inc.	69,796	1,797,247
Phillips-Van Heusen Corp.	62,815	2,468,001
*Phoenix Footwear Group, Inc.	2,309	1,154
*Pier 1 Imports, Inc.	102,418	522,332
*Pinnacle Entertainment, Inc.	46,924	382,900
*Playboy Enterprises, Inc. Class A	812	3,670
*Playboy Enterprises, Inc. Class B	30,304	98,791
*Point.360	6,026	8,376
#*PokerTek, Inc.	1,600	992
#Polaris Industries, Inc.	64,800	2,864,808
#Polo Ralph Lauren Corp.	29,400	2,410,800
#Pool Corp.	47,154	865,747

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Premier Exhibitions, Inc.	6,900	$8,694
#*Pre-Paid Legal Services, Inc.	12,424	495,345
#*Priceline.com, Inc.	8,800	1,719,080
Primedia, Inc.	37,357	115,060
*Princeton Review, Inc.	36,907	156,117
*Pulte Homes, Inc.	450,597	4,740,280
*Q.E.P. Co., Inc.	670	6,700
*Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	2,312
*Quiksilver, Inc.	120,000	242,400
*Radio One, Inc. Class D	42,914	137,754
RadioShack Corp.	139,916	2,731,160
*Raser Technologies, Inc.	25,113	25,364
*RC2 Corp.	24,949	358,517
*RCN Corp.	39,075	383,326
*Reading International, Inc. Class A	14,293	57,744
*Reading International, Inc. Class B	300	1,916
*Red Lion Hotels Corp.	17,388	103,111
#*Red Robin Gourmet Burgers, Inc.	16,690	307,597
Regal Entertainment Group	63,925	944,172
#Regis Corp.	61,244	975,617
*Rent-A-Center, Inc.	81,990	1,639,800
*Rentrak Corp.	12,744	212,952
*Retail Ventures, Inc.	59,747	494,705
*Rex Stores Corp.	19,000	286,900
RG Barry Corp.	21,060	186,381
*Rick’s Cabaret International, Inc.	8,631	96,149
*Rockford Corp.	1,653	521
*Rocky Brands, Inc.	5,159	44,316
#Ross Stores, Inc.	58,911	2,705,782
#*Royal Caribbean Cruises, Ltd.	169,859	4,431,621
*Rubio’s Restaurants, Inc.	7,461	57,823
#*Ruby Tuesday, Inc.	76,292	527,178
*Ruth’s Hospitality Group, Inc.	26,550	74,074
#Ryland Group, Inc.	56,702	1,262,187
*Saga Communications, Inc.	3,821	50,055
*Saks, Inc.	178,846	1,151,768
*Salem Communications Corp.	14,325	76,639
*Sally Beauty Holdings, Inc.	90,743	756,797
Scholastic Corp.	24,100	720,590
*Scientific Games Corp.	91,224	1,284,434
Scripps Networks Interactive, Inc.	36,355	1,552,358
*Sealy Corp.	79,400	236,612
#*Sears Holdings Corp.	103,265	9,632,559
*Select Comfort Corp.	42,100	272,387
Service Corp. International	355,943	2,730,083
#Sherwin-Williams Co.	19,100	1,209,985
*Shiloh Industries, Inc.	10,106	45,477
*Shoe Carnival, Inc.	14,701	268,587
*Shuffle Master, Inc.	63,305	562,781
*Shutterfly, Inc.	31,472	497,887
#*Signet Jewelers, Ltd. ADR	73,518	2,011,452
*Silverleaf Resorts, Inc.	11,604	9,051
*Sinclair Broadcast Group, Inc. Class A	39,516	199,556
*Skechers U.S.A., Inc. Class A	40,153	1,126,693
Skyline Corp.	10,884	199,286
*Smith & Wesson Holding Corp.	15,200	60,192
Snap-On, Inc.	69,369	2,835,805
Sonesta International Hotels Corp. Class A	538	6,698
*Sonic Automotive, Inc.	56,087	535,631
*Sonic Corp.	43,011	362,583
#Sotheby’s Class A	78,000	1,812,720

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Spanish Broadcasting System, Inc.	13,139	$10,905
Spartan Motors, Inc.	36,165	216,990
*Spectrum Group International, Inc.	940	1,786
Speedway Motorsports, Inc.	49,542	823,388
*Sport Chalet, Inc. Class A	8,108	15,405
*Sport Chalet, Inc. Class B	525	1,139
Sport Supply Group, Inc.	13,576	161,419
Stage Stores, Inc.	45,046	581,994
*Stamps.com, Inc.	18,865	166,767
*Standard Motor Products, Inc.	27,400	214,816
*Standard Pacific Corp.	123,266	447,456
*Stanley Furniture, Inc.	10,034	97,832
#Stanley Works (The)	62,100	3,182,625
#Staples, Inc.	69,422	1,628,640
*Starbucks Corp.	67,563	1,472,198
#Starwood Hotels & Resorts Worldwide, Inc.	32,700	1,089,564
*Steak n Shake Co. (The)	2,023	649,869
*Stein Mart, Inc.	50,960	402,584
*Steiner Leisure, Ltd.	13,448	535,768
*Steinway Musical Instruments, Inc.	10,863	177,067
*Steven Madden, Ltd.	22,882	918,483
Stewart Enterprises, Inc.	103,604	525,272
*Stoneridge, Inc.	31,009	216,443
*Strattec Security Corp.	4,792	95,169
#Strayer Education, Inc.	4,100	851,898
#Sturm Ruger & Co., Inc.	23,827	248,277
Superior Industries International, Inc.	30,456	448,008
*Syms Corp.	6,990	54,662
#Systemax, Inc.	42,213	739,994
#*Talbots, Inc.	48,702	548,385
*Tandy Brands Accessories, Inc.	5,800	17,110
*Tandy Leather Factory, Inc.	4,833	17,882
Target Corp.	105,176	5,392,374
*Tempur-Pedic International, Inc.	37,243	926,978
*Tenneco, Inc.	36,600	647,088
#*Texas Roadhouse, Inc.	78,444	912,304
Thor Industries, Inc.	59,668	1,894,459
#Tiffany & Co.	64,544	2,621,132
*Timberland Co. Class A	52,890	909,708
Time Warner Cable, Inc.	141,395	6,163,408
Time Warner, Inc.	505,637	13,879,736
#TJX Cos., Inc. (The)	36,341	1,381,321
*Toll Brothers, Inc.	153,800	2,840,686
*Town Sports International Holdings, Inc.	18,500	43,660
#*Tractor Supply Co.	30,900	1,559,523
*Trans World Entertainment Corp.	1,798	2,337
#*True Religion Apparel, Inc.	19,900	384,269
*TRW Automotive Holdings Corp.	140,568	3,237,281
*Tuesday Morning Corp.	44,010	192,324
Tupperware Corp.	28,324	1,202,637
*Ulta Salon Cosmetics & Fragrance, Inc.	53,376	1,035,494
#*Under Armour, Inc. Class A	27,700	703,580
*Unifi, Inc.	75,383	251,779
UniFirst Corp.	17,480	878,195
*Universal Electronics, Inc.	17,155	407,774
*Universal Technical Institute, Inc.	18,748	344,401
*Urban Outfitters, Inc.	31,700	1,000,769
*US Auto Parts Network, Inc.	25,739	151,860
V.F. Corp.	58,430	4,208,713
#*Vail Resorts, Inc.	43,501	1,465,984
*Valassis Communications, Inc.	52,200	1,092,546

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Value Line, Inc.	2,830	$71,797
*ValueVision Media, Inc.	36,772	151,501
*VCG Holding Corp.	9,700	20,855
#*Viacom, Inc. Class A	13,609	419,293
*Viacom, Inc. Class B	138,600	4,038,804
*Volcom, Inc.	28,621	451,353
*WABCO Holdings, Inc.	53,895	1,393,186
*Walking Co. Holdings, Inc. (The)	4,714	2,923
*Warnaco Group, Inc.	56,350	2,181,872
*Warner Music Group Corp.	73,000	352,590
Washington Post Co.	2,300	999,626
Weight Watchers International, Inc.	38,019	1,097,228
*Wells-Gardner Electronics Corp.	3,976	9,741
Wendy’s/Arby’s Group, Inc.	484,455	2,233,338
*West Marine, Inc.	25,306	212,317
*Westwood One, Inc.	114	515
*Wet Seal, Inc. (The)	112,380	376,473
#Weyco Group, Inc.	7,315	165,026
#Whirlpool Corp.	62,199	4,676,121
Wiley (John) & Sons, Inc. Class A	43,578	1,819,382
Wiley (John) & Sons, Inc. Class B	3,422	143,040
*Williams Controls, Inc.	6,026	45,496
Williams-Sonoma, Inc.	117,330	2,226,923
*Winmark Corp.	995	22,029
*Winnebago Industries, Inc.	35,726	426,926
#*WMS Industries, Inc.	28,729	1,065,271
Wolverine World Wide, Inc.	46,357	1,226,143
World Wrestling Entertainment, Inc.	27,091	433,456
#Wyndham Worldwide Corp.	203,386	4,269,072
Wynn Resorts, Ltd.	22,900	1,417,052
Yum! Brands, Inc.	41,894	1,433,194
#*Zale Corp.	39,800	86,764
#*Zumiez, Inc.	37,613	478,813

Total Consumer Discretionary		606,523,191

Consumer Staples — (6.2%)
#Alberto-Culver Co.	93,912	2,666,162
Alico, Inc.	8,271	212,068
*Alliance One International, Inc.	105,146	535,193
Altria Group, Inc.	409,900	8,140,614
*American Italian Pasta Co.	19,070	653,338
Andersons, Inc. (The)	21,534	580,987
Archer-Daniels-Midland Co.	263,039	7,878,018
Arden Group, Inc. Class A	1,742	177,214
#Avon Products, Inc.	35,572	1,072,140
B&G Foods, Inc.	53,539	480,780
*Bare Escentuals, Inc.	24,300	441,531
*BJ’s Wholesale Club, Inc.	55,244	1,866,695
*Boston Beer Co., Inc. Class A	16,195	742,541
Bridgford Foods Corp.	5,766	56,795
Brown-Forman Corp. Class A	3,223	172,076
#Brown-Forman Corp. Class B	8,759	449,512
#Bunge, Ltd.	55,362	3,254,732
*Cagle’s, Inc. Class A	1,262	5,540
#Calavo Growers, Inc.	18,014	301,915
#Cal-Maine Foods, Inc.	25,745	840,574
Campbell Soup Co.	37,516	1,242,155
Casey’s General Stores, Inc.	60,372	1,852,213
CCA Industries, Inc.	3,762	20,804
*Central European Distribution Corp.	81,928	2,625,792
*Central Garden & Pet Co.	26,310	250,997

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Central Garden & Pet Co. Class A	60,553	$532,261
*Chattem, Inc.	17,200	1,607,512
*Chiquita Brands International, Inc.	92,071	1,350,682
Church & Dwight Co., Inc.	40,600	2,447,774
Clorox Co.	16,291	963,938
Coca-Cola Bottling Co.	4,944	249,524
Coca-Cola Co.	182,289	9,889,178
Coca-Cola Enterprises, Inc.	89,719	1,811,427
*Coffee Holding Co., Inc.	5,400	21,060
Colgate-Palmolive Co.	34,369	2,750,551
#ConAgra, Inc.	183,738	4,178,202
*Constellation Brands, Inc. Class A	148,000	2,379,840
*Constellation Brands, Inc. Class B	5,807	94,364
Corn Products International, Inc.	93,950	2,670,059
Costco Wholesale Corp.	77,050	4,424,982
*Craft Brewers Alliance, Inc.	12,080	28,388
CVS Caremark Corp.	598,385	19,369,722
*Darling International, Inc.	97,552	759,930
*Dean Foods Co.	75,700	1,334,591
Del Monte Foods Co.	274,339	3,121,978
Diamond Foods, Inc.	16,550	594,476
*Diedrich Coffee, Inc.	3,885	134,421
Dr Pepper Snapple Group, Inc.	92,522	2,559,159
*Elizabeth Arden, Inc.	33,117	513,976
*Energizer Holdings, Inc.	44,428	2,465,754
Estee Lauder Cos., Inc.	21,900	1,150,188
Farmer Brothers Co.	17,929	308,200
#Flowers Foods, Inc.	54,392	1,321,182
*Fresh Del Monte Produce, Inc.	76,385	1,552,907
General Mills, Inc.	54,044	3,853,878
Golden Enterprises, Inc.	5,335	17,926
#*Great Atlantic & Pacific Tea Co.	57,426	430,121
#*Green Mountain Coffee, Inc.	36,804	3,121,715
Griffin Land & Nurseries, Inc. Class A	5,035	139,117
H.J. Heinz Co.	24,044	1,049,040
*Hain Celestial Group, Inc.	47,121	753,465
*Hansen Natural Corp.	18,900	726,705
*Harbinger Group, Inc.	9,535	68,080
Herbalife, Ltd.	22,081	857,847
#Hershey Co. (The)	16,300	593,809
Hormel Foods Corp.	69,372	2,684,696
*HQ Sustainable Maritime Industries, Inc.	14,730	103,699
*IGI Labratories, Inc.	647	421
Imperial Sugar Co.	13,948	228,608
Ingles Markets, Inc.	15,346	217,299
Inter Parfums, Inc.	34,723	462,163
J & J Snack Foods Corp.	22,376	935,541
J.M. Smucker Co.	89,886	5,399,452
*Katy Industries, Inc.	600	1,014
Kellogg Co.	30,009	1,633,090
Kimberly-Clark Corp.	25,796	1,532,024
Kraft Foods, Inc.	605,531	16,748,987
Kroger Co. (The)	65,500	1,403,665
Lancaster Colony Corp.	25,763	1,405,372
#Lance, Inc.	31,690	704,786
#*Lifeway Foods, Inc.	6,429	76,827
Lorillard, Inc.	15,250	1,154,425
Mannatech, Inc.	29,118	88,228
McCormick & Co., Inc.	10,600	384,780
McCormick & Co., Inc. Voting	577	20,962
*Medifast, Inc.	15,665	260,822

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*MGP Ingredients, Inc.	19,295	$126,768
Molson Coors Brewing Co.	127,536	5,356,512
#Molson Coors Brewing Co. Class A	400	16,528
Nash-Finch Co.	15,739	542,996
*National Beverage Corp.	44,966	518,458
*Natural Alternatives International, Inc.	7,028	53,799
Nature’s Sunshine Products, Inc.	400	3,304
*NBTY, Inc.	70,760	3,150,943
Nu Skin Enterprises, Inc. Class A	62,830	1,460,169
*Nutraceutical International Corp.	11,831	153,685
Oil-Dri Corp. of America	10,212	162,167
*Omega Protein Corp.	18,474	79,438
*Orchids Paper Products Co.	4,850	89,386
*Overhill Farms, Inc.	15,828	69,801
*Pantry, Inc.	24,177	325,664
*Parlux Fragrances, Inc.	41,000	69,700
*PC Group, Inc.	4,540	1,498
Pepsi Bottling Group, Inc.	58,000	2,157,600
PepsiAmericas, Inc.	141,088	4,098,606
PepsiCo, Inc.	132,414	7,894,523
Philip Morris International, Inc.	147,289	6,703,122
*Physicians Formula Holdings, Inc.	1,380	3,188
*Pilgrim’s Pride Corp.	52,800	468,336
*Prestige Brands Holdings, Inc.	60,840	472,727
PriceSmart, Inc.	34,360	687,544
Procter & Gamble Co.	480,488	29,574,036
*Ralcorp Holdings, Inc.	39,428	2,436,650
#*Reddy Ice Holdings, Inc.	18,399	91,995
Reliv’ International, Inc.	7,532	22,596
*Revlon, Inc.	43,675	673,032
Reynolds American, Inc.	96,754	5,147,313
*Rite Aid Corp.	259,632	353,100
Rocky Mountain Chocolate Factory, Inc.	12,858	111,865
#Ruddick Corp.	55,600	1,576,260
Safeway, Inc.	176,446	3,961,213
Sanderson Farms, Inc.	22,352	1,044,956
*Sanfilippo (John B.) & Son, Inc.	6,198	94,520
Sara Lee Corp.	240,100	2,914,814
Schiff Nutrition International, Inc.	15,048	120,384
*Seneca Foods Corp.	6,257	168,939
*Seneca Foods Corp. Class B	1,751	47,277
*Smart Balance, Inc.	69,847	388,349
#*Smithfield Foods, Inc.	200,316	3,016,759
Spartan Stores, Inc.	26,380	357,185
*Star Scientific, Inc.	94,410	66,087
*SUPERVALU, Inc.	126,404	1,859,403
*Susser Holdings Corp.	14,690	129,566
#Sysco Corp.	48,762	1,364,848
Tasty Baking Co.	7,345	50,607
*Tofutti Brands, Inc.	1,645	2,550
Tootsie Roll Industries, Inc.	32,740	852,222
*TreeHouse Foods, Inc.	37,988	1,471,655
Tyson Foods, Inc. Class A	238,148	3,291,205
*United Natural Foods, Inc.	51,816	1,404,732
United-Guardian, Inc.	2,517	28,618
#Universal Corp.	30,871	1,401,235
*USANA Health Sciences, Inc.	15,574	442,613
#Vector Group, Ltd.	32,669	457,039
*Vermont Pure Holdings, Ltd.	200	116
Village Super Market, Inc.	4,290	111,540
Walgreen Co.	175,768	6,336,436

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Wal-Mart Stores, Inc.	406,631	$21,726,294
WD-40 Co.	16,500	507,705
Weis Markets, Inc.	31,742	1,127,158
#*Whole Foods Market, Inc.	81,939	2,230,380
*Winn-Dixie Stores, Inc.	66,206	670,667

Total Consumer Staples		286,465,557

Energy — (8.8%)
*Abraxas Petroleum Corp.	37,774	74,037
Adams Resources & Energy, Inc.	3,260	68,460
*Allis-Chalmers Energy, Inc.	56,128	204,867
#Alon USA Energy, Inc.	50,000	358,000
*Alpha Natural Resources, Inc.	65,069	2,642,452
*American Oil & Gas, Inc.	54,927	222,454
Anadarko Petroleum Corp.	196,572	12,537,362
Apache Corp.	140,063	13,834,023
*Approach Resources, Inc.	6,641	53,194
#Arch Coal, Inc.	126,752	2,670,665
*Arena Resources, Inc.	39,800	1,525,932
*Atlas Energy, Inc.	48,099	1,454,995
*ATP Oil & Gas Corp.	57,100	826,237
*Atwood Oceanics, Inc.	65,509	2,195,862
#Baker Hughes, Inc.	61,702	2,793,867
*Barnwell Industries, Inc.	4,320	16,459
*Basic Energy Services, Inc.	33,800	317,382
#Berry Petroleum Corp. Class A	51,061	1,382,732
*Bill Barrett Corp.	55,136	1,709,216
*BioFuel Energy, Corp.	900	2,772
BJ Services Co.	177,772	3,674,547
*Bolt Technology Corp.	8,700	87,000
*Boots & Coots, Inc.	36,000	55,440
#*BPZ Resources, Inc.	92,740	550,876
*Brigham Exploration Co.	45,794	597,154
*Bristow Group, Inc.	38,280	1,366,596
*Bronco Drilling Co., Inc.	30,800	154,616
#Cabot Oil & Gas Corp.	59,000	2,257,930
*Cal Dive International, Inc.	122,216	860,401
*Callon Petroleum Co.	11,522	26,385
*Cameron International Corp.	49,292	1,856,337
*Cano Petroleum, Inc.	31,600	31,284
CARBO Ceramics, Inc.	25,700	1,694,144
#*Carrizo Oil & Gas, Inc.	35,600	854,400
*Cheniere Energy, Inc.	46,547	132,659
Chesapeake Energy Corp.	264,601	6,556,813
Chevron Corp.	670,761	48,375,283
Cimarex Energy Co.	57,700	2,839,417
*Clayton Williams Energy, Inc.	9,869	323,901
*Clean Energy Fuels Corp.	55,900	935,766
*CNX Gas Corp.	29,703	796,932
*Complete Production Services, Inc.	91,845	1,150,818
*Comstock Resources, Inc.	56,081	2,186,598
*Concho Resources, Inc.	52,005	2,333,464
ConocoPhillips	602,821	28,935,408
CONSOL Energy, Inc.	22,515	1,049,424
*Contango Oil & Gas Co.	16,817	819,829
*Continental Resources, Inc.	31,509	1,196,397
*CREDO Petroleum Corp.	13,101	117,909
*Crosstex Energy, Inc.	53,478	414,454
*CVR Energy, Inc.	58,100	465,962
*Dawson Geophysical Co.	8,840	191,740
Delek US Holdings, Inc.	55,800	389,484

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Delta Petroleum Corp.	41,116	$52,217
#*Denbury Resources, Inc.	124,688	1,689,522
Devon Energy Corp.	160,926	10,767,559
#Diamond Offshore Drilling, Inc.	16,834	1,540,816
*Double Eagle Petroleum Co.	6,957	30,680
*Dresser-Rand Group, Inc.	50,500	1,493,790
#*Dril-Quip, Inc.	23,500	1,233,515
El Paso Corp.	137,657	1,397,219
*Encore Acquisition Co.	65,072	3,098,729
*Endeavour International Corp.	39,903	36,711
*Energy Partners, Ltd.	1,529	13,167
*ENGlobal Corp.	28,950	88,876
EOG Resources, Inc.	99,631	9,008,635
*Evergreen Energy, Inc.	5,500	1,595
*Evolution Petroleum Corp.	26,791	121,631
EXCO Resources, Inc.	85,501	1,499,688
#*Exterran Holdings, Inc.	82,514	1,673,384
Exxon Mobil Corp.	411,311	26,500,768
*FieldPoint Petroleum Corp.	4,498	10,390
*FMC Technologies, Inc.	22,700	1,206,959
*Forest Oil Corp.	79,536	1,918,408
Frontier Oil Corp.	140,200	1,746,892
*FX Energy, Inc.	41,514	122,881
*Gasco Energy, Inc.	19,647	8,252
General Maritime Corp.	53,000	410,220
*Geokinetics, Inc.	11,511	112,808
*GeoMet, Inc.	1,692	1,844
*GeoPetro Resources Co.	1,500	1,020
*GeoResources, Inc.	17,826	227,816
*Global Industries, Ltd.	132,900	926,313
#*GMX Resources, Inc.	10,300	109,077
#*Goodrich Petroleum Corp.	21,785	453,782
#*Green Plains Renewable Energy, Inc.	12,547	163,864
Gulf Island Fabrication, Inc.	16,400	286,344
*GulfMark Offshore, Inc.	29,462	723,292
*Gulfport Energy Corp.	49,378	510,569
Halliburton Co.	109,707	3,204,541
*Harvest Natural Resources, Inc.	65,844	295,640
*Helix Energy Solutions Group, Inc.	126,022	1,337,093
Helmerich & Payne, Inc.	61,030	2,552,885
*Hercules Offshore, Inc.	112,400	438,360
Hess Corp.	132,809	7,675,032
*HKN, Inc.	4,550	13,332
#Holly Corp.	58,384	1,523,822
*Hornbeck Offshore Services, Inc.	29,600	636,696
Houston American Energy Corp.	1,022	8,012
*Infinity, Inc.	7,344	17,258
*International Coal Group, Inc.	178,700	637,959
#*ION Geophysical Corp.	143,016	679,326
*James River Coal Co.	13,543	211,948
*Key Energy Services, Inc.	147,500	1,426,325
*Kodiak Oil & Gas Corp.	7,700	18,172
Lufkin Industries, Inc.	17,890	1,133,868
Marathon Oil Corp.	294,470	8,778,151
*Mariner Energy, Inc.	109,346	1,580,050
Massey Energy Co.	93,060	3,584,671
*Matrix Service Co.	30,695	309,713
#*McMoran Exploration Co.	43,800	666,198
*Meridian Resource Corp.	55,390	15,509
*Mexco Energy Corp.	1,210	10,769
*Mitcham Industries, Inc.	11,766	87,068

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Murphy Oil Corp.	79,706	$4,071,382
*Nabors Industries, Ltd.	229,019	5,107,124
*National Coal Corp.	12,520	9,751
National-Oilwell, Inc.	167,670	6,857,703
*Natural Gas Services Group, Inc.	15,272	239,923
*New Concept Energy, Inc.	318	1,280
#*Newfield Exploration Co.	72,919	3,568,656
*Newpark Resources, Inc.	102,399	408,572
Noble Energy, Inc.	72,300	5,345,862
*Northern Oil & Gas, Inc.	7,000	77,350
Occidental Petroleum Corp.	157,660	12,351,084
*Oceaneering International, Inc.	12,000	656,400
*Oil States International, Inc.	61,248	2,256,376
*OMNI Energy Services Corp.	8,800	13,640
#Overseas Shipholding Group, Inc.	31,972	1,426,271
#*OYO Geospace Corp.	7,073	265,025
#*Pacific Ethanol, Inc.	13,500	27,945
Panhandle Oil & Gas, Inc.	11,937	276,342
*Parker Drilling Co.	137,700	662,337
#*Patriot Coal Corp.	109,249	1,692,267
Patterson-UTI Energy, Inc.	192,547	2,957,522
Peabody Energy Corp.	32,575	1,372,059
Penn Virginia Corp.	53,000	1,286,310
*Petrohawk Energy Corp.	134,721	3,008,320
*Petroleum Development Corp.	29,657	621,611
#*PetroQuest Energy, Inc.	74,252	403,931
*PHI, Inc. Non-Voting	14,389	280,010
*PHI, Inc. Voting	1,866	36,387
*Pioneer Drilling Co.	59,500	473,025
#Pioneer Natural Resources Co.	92,820	4,082,224
*Plains Exploration & Production Co.	113,505	3,785,392
*Pride International, Inc.	114,990	3,403,704
*Pyramid Oil Co.	3,900	17,745
#*Quicksilver Resources, Inc.	101,791	1,352,802
Range Resources Corp.	87,500	4,025,000
*Rentech, Inc.	16,800	19,992
*Rex Energy Corp.	43,403	537,763
*Rosetta Resources, Inc.	63,914	1,314,072
*Rowan Cos., Inc.	141,058	3,029,926
#*Royale Energy, Inc.	4,960	11,706
RPC, Inc.	114,086	1,408,962
#*SandRidge Energy, Inc.	95,118	804,698
Schlumberger, Ltd.	123,800	7,856,348
*SEACOR Holdings, Inc.	27,900	1,959,975
*Seahawk Drilling, Inc.	7,666	160,296
Smith International, Inc.	159,881	4,847,592
Southern Union Co.	64,972	1,431,983
*Southwestern Energy Co.	32,576	1,396,859
Spectra Energy Corp.	68,668	1,459,195
#St. Mary Land & Exploration Co.	77,240	2,474,770
*Stone Energy Corp.	56,589	902,029
#*SulphCo, Inc.	28,200	12,972
*Sunoco, Inc.	103,365	2,593,428
*Superior Energy Services, Inc.	98,280	2,257,492
*Superior Well Services, Inc.	31,327	495,906
*Swift Energy Corp.	44,734	1,121,034
*Syntroleum Corp.	7,746	17,583
*T-3 Energy Services, Inc.	15,316	345,376
#Tesoro Petroleum Corp.	167,935	2,099,188
*Tetra Technologies, Inc.	89,558	936,777
*TGC Industries, Inc.	19,214	77,048

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Tidewater, Inc.	64,586	$3,023,917
Toreador Resources Corp.	25,013	315,414
*Trico Marine Services, Inc.	22,580	79,030
*Tri-Valley Corp.	10,705	20,125
*Union Drilling, Inc.	25,700	186,839
*Unit Corp.	58,230	2,651,794
*Uranium Energy Corp.	16,747	50,408
*Uranium Resources, Inc.	4,436	3,327
#*USEC, Inc.	123,238	492,952
VAALCO Energy, Inc.	63,270	267,632
Valero Energy Corp.	163,331	3,008,557
*Venoco, Inc.	41,028	473,053
*Verenium Corp.	600	3,120
#W&T Offshore, Inc.	73,900	658,449
*Warren Resources, Inc.	69,489	160,520
#*Western Refining, Inc.	73,412	335,493
*Westmoreland Coal Co.	7,214	73,944
*Whiting Petroleum Corp.	48,165	3,205,862
#*Willbros Group, Inc.	46,982	718,355
Williams Cos., Inc. (The)	66,044	1,376,357
#World Fuel Services Corp.	59,090	1,419,933
XTO Energy, Inc.	240,650	10,725,770

Total Energy		405,447,120

Financials — (17.4%)
*1st Constitution Bancorp	2,643	15,329
1st Source Corp.	26,169	399,077
21st Century Holding Co.	6,646	26,783
Abington Bancorp, Inc.	31,001	221,347
Access National Corp.	8,054	47,116
Advance America Cash Advance Centers, Inc.	73,872	356,802
#*Affiliated Managers Group, Inc.	38,383	2,324,858
*Affirmative Insurance Holdings, Inc.	13,405	58,178
Aflac, Inc.	60,230	2,916,939
*Allegheny Corp.	8,504	2,220,479
Alliance Bancorp, Inc. of Pennsylvania	3,708	30,776
Alliance Financial Corp.	2,607	66,400
Allied World Assurance Co. Holdings, Ltd.	60,421	2,704,444
Allstate Corp.	225,580	6,751,609
*Altisource Portfolio Solutions SA	21,602	495,766
#*Amcore Financial, Inc.	20,161	17,540
Ameriana Bancorp	898	2,901
American Capital, Ltd.	270,675	998,791
American Equity Investment Life Holding Co.	67,944	498,709
American Express Co.	144,663	5,448,009
American Financial Group, Inc.	152,581	3,785,535
*American Independence Corp.	5,200	23,660
American National Bankshares, Inc.	6,057	114,417
American National Insurance Co.	29,056	3,092,721
American Physicians Capital, Inc.	15,196	421,841
American River Bankshares	5,765	46,120
*American Safety Insurance Holdings, Ltd.	12,390	170,363
*American Spectrum Realty, Inc.	640	14,720
#*AmericanWest Bancorporation	14,200	9,372
#*AmeriCredit Corp.	164,720	3,454,178
Ameriprise Financial, Inc.	104,861	4,009,885
Ameris Bancorp	10,073	94,082
*AMERISAFE, Inc.	21,919	379,199
*AmeriServe Financial, Inc.	13,724	20,174
AmTrust Financial Services, Inc.	68,454	819,394
#*Anchor Bancorp Wisconsin, Inc.	18,600	23,250

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
AON Corp.	87,135	$3,389,552
*Arch Capital Group, Ltd.	12,640	904,266
*Argo Group International Holdings, Ltd.	41,471	1,108,935
Arrow Financial Corp.	13,282	345,066
Aspen Insurance Holdings, Ltd.	100,812	2,684,624
*Asset Acceptance Capital Corp.	33,523	195,104
Associated Banc-Corp.	141,439	1,799,104
Assurant, Inc.	88,784	2,790,481
Assured Guaranty, Ltd.	150,251	3,404,688
ASTA Funding, Inc.	13,170	82,181
#Astoria Financial Corp.	119,488	1,577,242
*Atlantic American Corp.	11,687	15,193
Atlantic Coast Federal Corp.	7,807	11,789
Auburn National Bancorporation, Inc.	939	18,376
*Avatar Holdings, Inc.	11,137	188,661
Axis Capital Holdings, Ltd.	113,861	3,279,197
*B of I Holding, Inc.	7,434	88,242
Baldwin & Lyons, Inc.	1,758	40,258
Baldwin & Lyons, Inc. Class B	9,809	233,356
BancFirst Corp.	30,274	1,220,042
Bancorp Rhode Island, Inc.	3,225	79,561
*Bancorp, Inc.	13,821	101,032
#BancorpSouth, Inc.	98,254	2,248,052
BancTrust Financial Group, Inc.	10,688	41,683
Bank Mutual Corp.	61,436	410,392
Bank of America Corp.	3,434,738	52,139,323
Bank of Commerce Holdings	3,949	21,325
#*Bank of Florida Corp.	7,883	9,538
*Bank of Granite Corp.	13,214	22,067
Bank of Hawaii Corp.	47,281	2,150,340
Bank of Kentucky Financial Corp.	1,112	20,294
#Bank of New York Mellon Corp.	484,380	14,090,614
#Bank of the Ozarks, Inc.	17,868	529,429
BankAtlantic Bancorp, Inc.	46,357	68,145
BankFinancial Corp.	25,976	248,071
#Banner Corp.	16,630	49,225
Bar Harbor Bankshares	2,887	77,978
BB&T Corp.	279,259	7,782,948
#BCB Bancorp, Inc.	2,465	22,801
*BCSB Bancorp, Inc.	1,100	9,790
*Beach First National Bancshares, Inc.	2,116	2,328
Beacon Federal Bancorp, Inc.	3,595	30,486
*Beneficial Mutual Bancorp, Inc.	53,911	485,738
*Berkshire Bancorp, Inc.	3,850	22,715
Berkshire Hills Bancorp, Inc.	13,967	231,154
BGC Partners, Inc. Class A	27,200	110,704
#BlackRock, Inc.	38,627	8,259,225
*BNCCORP, Inc.	2,290	8,015
#BOK Financial Corp.	54,051	2,562,558
#Boston Private Financial Holdings, Inc.	76,251	546,720
Bridge Bancorp, Inc.	2,525	59,540
*Bridge Capital Holdings	2,900	23,548
*Broadpoint Gleacher Securities, Inc.	97,322	394,154
Brookline Bancorp, Inc.	74,899	749,739
Brooklyn Federal Bancorp, Inc.	7,873	68,338
Brown & Brown, Inc.	129,166	2,273,322
*Brunswick Bancorp	120	594
Bryn Mawr Bank Corp.	6,140	98,301
C&F Financial Corp.	1,773	34,591
Cadence Financial Corp.	9,747	18,032
Calamos Asset Management, Inc.	5,700	73,815

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
California First National Bancorp	6,739	$87,000
Camco Financial Corp.	4,832	14,544
Camden National Corp.	7,407	214,951
Capital Bank Corp.	6,807	28,045
Capital City Bank Group, Inc.	18,093	216,754
Capital One Financial Corp.	188,964	6,965,213
Capital Properties, Inc.	700	6,475
•Capital Properties, Inc. Class B	700	—
Capital Southwest Corp.	4,330	352,678
CapitalSource, Inc.	325,989	1,561,487
#Capitol Bancorp, Ltd.	21,234	48,838
Capitol Federal Financial	39,424	1,286,011
Cardinal Financial Corp.	32,532	303,524
*Cardtronics, Inc.	34,762	378,558
*Carolina Bank Holdings, Inc.	1,200	4,560
Carrollton Bancorp	1,139	5,729
Carver Bancorp, Inc.	1,427	10,360
Cascade Financial Corp.	1,779	3,932
Cash America International, Inc.	34,110	1,282,195
Cathay General Bancorp	60,007	574,867
#*CB Richard Ellis Group, Inc.	44,223	543,943
Center Bancorp, Inc.	19,147	158,541
*Center Financial Corp.	21,900	104,244
CenterState Banks of Florida, Inc.	7,139	78,957
Central Bancorp, Inc.	400	3,398
*Central Jersey Bancorp	676	2,014
#*Central Pacific Financial Corp.	57,400	92,988
Central Virginia Bankshares, Inc.	1,428	5,248
Centrue Financial Corp.	4,239	13,183
Century Bancorp, Inc. Class A	2,296	48,377
CFS Bancorp, Inc.	2,552	8,932
#Charles Schwab Corp. (The)	105,901	1,936,929
Charter Financial Corp.	3,253	32,530
#Chemical Financial Corp.	27,267	577,788
*Chicopee Bancorp, Inc.	7,027	91,000
Chubb Corp.	143,004	7,150,200
Cincinnati Financial Corp.	128,843	3,400,167
Citigroup, Inc.	2,326,415	7,723,698
Citizens Community Bancorp, Inc.	5,240	21,877
#*Citizens First Bancorp, Inc.	5,358	3,590
Citizens Holding Co.	1,514	30,946
*Citizens Republic Bancorp, Inc.	6,959	5,289
Citizens South Banking Corp.	4,847	22,829
*Citizens, Inc.	46,217	298,100
#City Holding Co.	22,386	703,592
#City National Corp.	64,565	3,188,865
CKX Lands, Inc.	1,446	17,764
Clifton Savings Bancorp, Inc.	30,201	258,219
CME Group, Inc.	27,164	7,791,178
#*CNA Financial Corp.	218,472	5,131,907
*CNA Surety Corp.	88,303	1,236,242
CNB Financial Corp.	4,745	70,985
CoBiz Financial, Inc.	28,454	151,944
Codorus Valley Bancorp, Inc.	2,111	11,990
#Cohen & Steers, Inc.	42,980	874,213
*Colonial Bankshares, Inc.	1,575	11,954
Colony Bankcorp, Inc.	2,957	11,059
#*Columbia Bancorp	3,818	4,467
Columbia Banking System, Inc.	30,344	576,233
#Comerica, Inc.	132,248	4,563,878
Comm Bancorp, Inc.	805	15,698

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Commerce Bancshares, Inc.	67,303	$2,663,853
Commercial National Financial Corp.	1,917	33,548
Commonwealth Bankshares, Inc.	5,429	10,044
#Community Bank System, Inc.	66,479	1,390,076
Community Capital Corp.	2,132	6,289
*Community Central Bank Corp.	1,223	2,446
Community Trust Bancorp, Inc.	16,695	422,884
*Community West Bancshares	3,113	9,339
CompuCredit Holdings Corp.	53,272	177,928
*Conseco, Inc.	327,021	1,556,620
Consolidated-Tokoma Land Co.	6,701	221,669
*Consumer Portfolio Services, Inc.	12,886	18,040
*Cowen Group, Inc.	15,494	76,695
#*Cowlitz Bancorporation	3,103	2,482
*Crawford & Co. Class A	16,179	42,227
*Crawford & Co. Class B	16,309	56,592
*Credit Acceptance Corp.	19,309	1,027,625
*Crescent Financial Corp.	5,408	17,089
#Cullen Frost Bankers, Inc.	45,072	2,313,095
#CVB Financial Corp.	98,214	940,890
Danvers Bancorp, Inc.	19,958	272,227
Delphi Financial Group, Inc. Class A	55,493	1,123,733
Diamond Hill Investment Group, Inc.	2,804	164,707
Dime Community Bancshares, Inc.	40,322	487,493
Discover Financial Services	442,340	6,051,211
*Dollar Financial Corp.	28,944	652,687
Donegal Group, Inc. Class A	25,995	383,426
Donegal Group, Inc. Class B	5,551	95,588
#*Doral Financial Corp.	4,000	14,200
Duff & Phelps Corp.	5,998	97,408
*E*TRADE Financial Corp.	469,161	713,125
East West Bancorp, Inc.	110,061	1,808,302
Eastern Insurance Holdings, Inc.	7,070	59,600
Eastern Virginia Bankshares, Inc.	2,788	21,161
Eaton Vance Corp.	23,444	675,422
ECB Bancorp, Inc.	1,850	21,368
*eHealth, Inc.	24,961	454,290
EMC Insurance Group, Inc.	13,619	281,641
*Employers Holdings, Inc.	53,620	709,393
*Encore Bancshares, Inc.	8,285	68,268
*Encore Capital Group, Inc.	29,885	471,286
Endurance Specialty Holdings, Ltd.	72,303	2,604,354
*Enstar Group, Ltd.	10,987	712,946
Enterprise Bancorp, Inc.	5,560	57,713
Enterprise Financial Services Corp.	13,368	124,857
Erie Indemnity Co.	44,280	1,726,920
ESB Financial Corp.	12,127	142,128
ESSA Bancorp, Inc.	21,343	252,915
Evans Bancorp, Inc.	1,929	23,630
Evercore Partners, Inc. Class A	11,290	337,232
Everest Re Group, Ltd.	38,317	3,285,300
*EZCORP, Inc.	44,800	813,568
#F.N.B. Corp.	116,965	829,282
Farmers Capital Bank Corp.	4,800	42,528
FBL Financial Group, Inc. Class A	33,888	607,951
Federal Agricultural Mortgage Corp.	13,567	102,567
#Federal Agricultural Mortgage Corp. Class A	300	2,067
#Federated Investors, Inc.	29,592	751,045
Fidelity Bancorp, Inc.	1,357	6,683
Fidelity National Financial, Inc.	238,033	3,070,626
*Fidelity Southern Corp.	4,820	24,437

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Fifth Third Bancorp	650,074	$8,086,921
Financial Federal Corp.	34,612	943,523
Financial Institutions, Inc.	10,924	137,642
*First Acceptance Corp.	35,328	67,830
First Advantage Bancorp	2,487	26,089
First American Corp.	111,501	3,297,085
#First Bancorp	19,629	303,857
First Bancorp of Indiana, Inc.	700	6,895
First Bancorp, Inc.	6,041	84,997
*First Bancshares, Inc.	569	4,637
First Busey Corp.	40,013	142,046
First Business Financial Services, Inc.	1,986	20,158
*First California Financial Group, Inc.	2,220	6,127
*First Cash Financial Services, Inc.	38,835	886,603
First Citizens BancShares, Inc.	8,716	1,461,760
First Commonwealth Financial Corp.	91,307	535,059
First Community Bancshares, Inc.	12,257	142,917
First Defiance Financial Corp.	8,806	92,991
#First Federal Bancshares of Arkansas, Inc.	7,401	23,239
*First Federal of Northern Michigan Bancorp, Inc.	1,458	1,837
First Financial Bancorp	52,832	866,445
#First Financial Bankshares, Inc.	20,603	1,092,989
First Financial Corp.	13,838	381,929
First Financial Holdings, Inc.	18,646	219,836
First Financial Northwest, Inc.	19,426	120,247
First Financial Service Corp.	1,956	17,232
First Franklin Corp.	461	2,994
*First Horizon National Corp.	277,607	3,595,011
*First Keystone Financial, Inc.	1,015	11,926
First M&F Corp.	5,834	18,727
*First Marblehead Corp. (The)	61,450	131,503
#*First Mariner Bancorp, Inc.	2,010	2,512
First Merchants Corp.	22,490	152,032
First Mercury Financial Corp.	20,400	267,444
First Midwest Bancorp, Inc.	56,113	739,008
First Niagara Financial Group, Inc.	192,037	2,636,668
First PacTrust Bancorp, Inc.	2,119	14,049
First Place Financial Corp.	23,310	72,960
First Security Group, Inc.	9,388	21,874
*First South Bancorp, Inc.	9,693	97,899
#*First State Bancorporation	10,400	6,864
#First United Corp.	4,427	26,562
First West Virginia Bancorp, Inc.	697	8,608
Firstbank Corp.	3,134	24,692
*FirstCity Financial Corp.	8,325	51,199
FirstMerit Corp.	103,157	2,113,687
*Flagstar Bancorp, Inc.	28,300	17,829
Flagstone Reinsurance Holdings, Ltd.	89,451	936,552
Flushing Financial Corp.	33,197	406,663
#FNB United Corp.	6,680	10,755
*Forest City Enterprises, Inc. Class A	86,940	983,291
*Forest City Enterprises, Inc. Class B	6,800	76,636
*Forestar Group, Inc.	10,500	194,985
*Fox Chase Bancorp, Inc.	7,292	71,899
*FPIC Insurance Group, Inc.	12,604	478,322
#Franklin Resources, Inc.	27,951	2,767,988
#*Frontier Financial Corp.	3,644	15,522
#Fulton Financial Corp.	224,490	2,074,288
*GAINSCO, Inc.	1,100	9,647
Gallagher (Arthur J.) & Co.	61,389	1,384,322
GAMCO Investors, Inc.	6,444	264,655

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Genworth Financial, Inc.	411,216	$5,691,229
German American BanCorp, Inc.	13,877	206,212
GFI Group, Inc.	122,768	597,880
Glacier Bancorp, Inc.	66,010	946,583
Goldman Sachs Group, Inc.	197,383	29,354,800
Gouverneur Bancorp, Inc.	600	4,650
Great Southern Bancorp, Inc.	15,891	357,071
#Greene Bancshares, Inc.	12,502	70,636
Greenhill & Co., Inc.	11,300	879,140
*Greenlight Capital Re, Ltd.	34,885	842,473
*Grubb & Ellis Co.	5,700	8,322
GS Financial Corp.	500	6,775
*Guaranty Bancorp	43,940	63,713
*Guaranty Federal Bancshares, Inc.	1,840	10,488
#*Habersham Bancorp	800	1,120
*Hallmark Financial Services, Inc.	22,932	180,016
Hampden Bancorp, Inc.	3,863	41,334
#Hampton Roads Bankshares, Inc.	9,810	19,522
Hancock Holding Co.	32,255	1,320,520
#*Hanmi Financial Corp.	24,372	48,500
Hanover Insurance Group, Inc.	67,028	2,843,328
Harleysville Group, Inc.	30,280	978,044
Harleysville National Corp.	62,812	401,369
Harleysville Savings Financial Corp.	3,551	48,755
*Harris & Harris Group, Inc.	28,641	115,710
Hartford Financial Services Group, Inc.	198,176	4,754,242
Hawthorn Bancshares, Inc.	1,920	19,008
HCC Insurance Holdings, Inc.	112,131	3,038,750
Heartland Financial USA, Inc.	18,796	262,204
Heritage Commerce Corp.	17,860	67,868
Heritage Financial Corp.	8,910	125,275
Heritage Financial Group	6,861	57,015
HF Financial Corp.	2,781	28,199
*HFF, Inc.	14,200	87,756
*Hilltop Holdings, Inc.	65,500	741,460
Hingham Institution for Savings	1,099	35,915
*HMN Financial, Inc.	2,615	14,121
Home Bancshares, Inc.	21,883	537,884
Home Federal Bancorp, Inc.	19,209	255,480
HopFed Bancorp, Inc.	1,368	14,227
Horace Mann Educators Corp.	45,276	542,859
Horizon Bancorp	1,385	25,622
#*Horizon Financial Corp.	7,850	173
Hudson City Bancorp, Inc.	209,570	2,780,994
Huntington Bancshares, Inc.	650,915	3,117,883
IBERIABANK Corp.	20,541	1,097,711
Independence Holding Co.	12,827	104,284
Independent Bank Corp. (453836108)	24,266	565,398
#Independent Bank Corp. (453838104)	5,130	3,745
Indiana Community Bancorp	4,755	38,658
Infinity Property & Casualty Corp.	19,978	792,327
Integra Bank Corp.	15,735	11,172
#*Interactive Brokers Group, Inc.	28,927	459,939
*IntercontinentalExchange, Inc.	12,821	1,224,149
*Intergroup Corp. (The)	677	6,553
*International Assets Holding Corp.	19,596	291,784
International Bancshares Corp.	72,059	1,501,710
*Intervest Bancshares Corp.	4,600	18,400
Invesco, Ltd.	270,914	5,228,640
*Investment Technology Group, Inc.	42,752	876,416
*Investors Bancorp, Inc.	129,970	1,537,545

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Investors Capital Holdings, Ltd.	2,039	$2,957
Investors Title Co.	1,604	55,033
Janus Capital Group, Inc.	155,699	1,901,085
#*Jefferies Group, Inc.	214,647	5,482,084
Jefferson Bancshares, Inc.	2,704	14,223
*Jesup & Lamont, Inc.	1,801	720
JMP Group, Inc.	24,891	193,403
#Jones Lang LaSalle, Inc.	49,449	2,819,087
JPMorgan Chase & Co.	1,641,487	63,919,504
#*KBW, Inc.	37,450	994,672
Kearny Financial Corp.	96,018	931,375
Kentucky First Federal Bancorp	3,171	32,059
KeyCorp	414,954	2,979,370
#K-Fed Bancorp	14,486	128,346
*Knight Capital Group, Inc.	112,718	1,762,910
*LaBranche & Co., Inc.	2,300	10,212
Lakeland Bancorp, Inc.	27,560	189,613
Lakeland Financial Corp.	15,178	281,552
Landmark Bancorp, Inc.	1,699	25,876
Legacy Bancorp, Inc.	8,475	81,275
Legg Mason, Inc.	131,773	3,397,108
#*Leucadia National Corp.	109,992	2,456,121
#Life Partners Holdings, Inc.	5,450	108,346
Lincoln National Corp.	242,361	5,957,233
LNB Bancorp, Inc.	4,622	19,181
Loews Corp.	183,672	6,569,947
*Louisiana Bancorp, Inc.	3,500	51,275
LSB Corp.	2,748	30,118
LSB Financial Corp.	646	6,525
#M&T Bank Corp.	96,379	7,107,951
#*Macatawa Bank Corp.	12,635	23,501
*Magyar Bancorp, Inc.	1,886	6,554
MainSource Financial Group, Inc.	23,842	131,369
Malvern Federal Bancorp, Inc.	200	1,860
#*Markel Corp.	3,900	1,267,539
*Market Leader, Inc.	6,614	12,765
MarketAxess Holdings, Inc.	38,057	518,717
*Marlin Business Services Corp.	18,895	185,549
Marsh & McLennan Cos., Inc.	132,000	2,845,920
Marshall & Ilsley Corp.	446,247	3,083,567
*Maui Land & Pineapple Co., Inc.	7,073	21,997
Max Capital Group, Ltd.	28,915	651,166
Mayflower Bancorp, Inc.	600	3,630
MB Financial, Inc.	44,208	896,538
*MBIA, Inc.	379,056	1,868,746
#MBT Financial Corp.	11,675	20,782
*MCG Capital Corp.	88,785	407,523
Meadowbrook Insurance Group, Inc.	69,195	467,066
Medallion Financial Corp.	20,882	167,682
#*Mercantile Bancorp, Inc.	5,221	13,052
Mercantile Bank Corp.	3,236	12,264
Mercer Insurance Group, Inc.	6,859	116,603
Merchants Bancshares, Inc.	5,531	115,045
Mercury General Corp.	64,796	2,476,503
*Meridian Interstate Bancorp, Inc.	5,561	52,941
Meta Financial Group, Inc.	1,360	24,330
MetLife, Inc.	335,580	11,852,686
*Metro Bancorp, Inc.	4,424	56,893
MetroCorp Bancshares, Inc.	6,786	23,751
*MF Global Holdings, Ltd.	130,663	855,843
*MGIC Investment Corp.	116,500	704,825

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MicroFinancial, Inc.	8,499	$26,857
Mid Penn Bancorp, Inc.	1,076	10,545
MidSouth Bancorp, Inc.	6,585	99,434
#*Midwest Banc Holdings, Inc.	22,907	8,705
MidWestOne Financial Group, Inc.	2,645	25,128
Monroe Bancorp	3,054	20,614
Montpelier Re Holdings, Ltd.	100,596	1,699,066
#Moody’s Corp.	45,965	1,268,174
Morgan Stanley	536,677	14,372,210
MSB Financial Corp.	600	4,593
*MSCI, Inc.	20,006	591,377
MutualFirst Financial, Inc.	3,580	23,163
*Nara Bancorp, Inc.	45,280	413,859
*NASDAQ OMX Group, Inc. (The)	69,492	1,250,161
*National Financial Partners Corp.	49,572	418,883
National Interstate Corp.	23,404	421,272
#National Penn Bancshares, Inc.	110,478	662,868
National Security Group, Inc.	977	13,483
National Western Life Insurance Co. Class A	2,238	363,675
Naugatuck Valley Financial Corp.	390	2,227
*Navigators Group, Inc.	34,151	1,457,223
#NBT Bancorp, Inc.	66,258	1,382,142
Nelnet, Inc. Class A	44,722	746,410
*New Century Bancorp, Inc.	2,078	10,889
New England Bancshares, Inc.	4,415	24,592
New Hampshire Thrift Bancshares, Inc.	3,026	31,622
New Westfield Financial, Inc.	39,650	323,544
#New York Community Bancorp, Inc.	247,920	3,726,238
NewAlliance Bancshares, Inc.	134,870	1,569,887
*NewBridge Bancorp	7,578	16,747
*Newport Bancorp, Inc.	2,300	26,346
*NewStar Financial, Inc.	24,116	104,905
North Central Bancshares, Inc.	200	3,168
*North Valley Bancorp	4,180	7,775
Northeast Bancorp	1,024	11,602
Northeast Community Bancorp, Inc.	10,493	62,853
Northern Trust Corp.	23,074	1,165,698
Northfield Bancorp, Inc.	49,787	659,180
Northrim Bancorp, Inc.	4,806	77,040
*Northway Financial, Inc.	2,251	20,484
*Northwest Bancshares, Inc.	126,695	1,483,598
Norwood Financial Corp.	1,502	38,932
NYMAGIC, Inc.	5,479	86,020
NYSE Euronext, Inc.	209,253	4,898,613
*Ocean Shore Holding Co.	5,372	50,228
OceanFirst Financial Corp.	14,056	145,620
#*Ocwen Financial Corp.	113,900	1,043,324
Ohio Valley Banc Corp.	1,900	36,632
Old National Bancorp	75,944	914,366
Old Republic International Corp.	271,663	2,876,911
#Old Second Bancorp, Inc.	12,839	76,007
OneBeacon Insurance Group, Ltd.	42,145	547,042
optionsXpress Holdings, Inc.	57,926	831,238
Oriental Financial Group, Inc.	27,400	311,812
Oritani Financial Corp.	33,454	438,582
Osage Bancshares, Inc.	2,100	19,929
#*PAB Bankshares, Inc.	3,764	6,850
#Pacific Capital Bancorp	28,566	34,279
Pacific Continental Corp.	11,151	113,183
*Pacific Mercantile Bancorp	6,757	20,203
*Pacific Premier Bancorp, Inc.	2,285	7,586

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#PacWest Bancorp	54,358	$1,127,928
Pamrapo Bancorp, Inc.	3,431	27,208
#*Park Bancorp, Inc.	700	4,865
#Park National Corp.	17,000	931,600
Parkvale Financial Corp.	3,750	26,250
PartnerRe, Ltd.	51,351	3,830,271
Patriot National Bancorp	1,300	2,288
Peapack-Gladstone Financial Corp.	5,253	55,682
Penns Woods Bancorp, Inc.	1,993	61,325
#*Penson Worldwide, Inc.	29,705	250,116
Peoples Bancorp of North Carolina	4,359	22,318
Peoples Bancorp, Inc. (709788202)	1,479	20,928
Peoples Bancorp, Inc. (709789101)	11,557	150,010
People’s United Financial, Inc.	199,534	3,226,465
#*PHH Corp,	61,675	1,075,612
#*Phoenix Cos., Inc. (The)	228,800	537,680
*PICO Holdings, Inc.	24,212	760,015
Pinnacle Bancshares, Inc.	444	4,418
*Pinnacle Financial Partners, Inc.	26,499	400,665
#*Piper Jaffray Cos., Inc.	15,287	742,642
Platinum Underwriters Holdings, Ltd.	58,587	2,124,365
*PMA Capital Corp.	22,754	136,979
#*PMI Group, Inc. (The)	89,800	193,070
PNC Financial Services Group, Inc.	186,032	10,311,754
*Popular, Inc.	7,700	16,555
Porter Bancorp, Inc.	10,533	147,666
#*Portfolio Recovery Associates, Inc.	18,191	829,146
Preferred Bank	9,952	15,924
Premier Financial Bancorp, Inc.	4,510	33,194
Presidential Life Corp.	2,779	25,094
*Primus Guaranty, Ltd.	16,937	55,384
Princeton National Bancorp, Inc.	3,281	36,534
#Principal Financial Group, Inc.	177,016	4,080,219
PrivateBancorp, Inc.	51,717	703,351
*ProAssurance Corp.	41,749	2,119,179
*Progressive Corp.	103,764	1,720,407
Prosperity Bancshares, Inc.	58,846	2,372,671
Protective Life Corp.	104,333	1,758,011
Providence Community Bancshares, Inc.	729	1,750
Provident Financial Holdings, Inc.	12,387	43,974
Provident Financial Services, Inc.	69,753	795,184
Provident New York Bancorp	52,536	428,168
Prudential Bancorp, Inc. of Pennsylvania	5,928	55,130
Prudential Financial, Inc.	187,542	9,375,225
PSB Holdings, Inc.	3,341	11,610
Pulaski Financial Corp.	6,926	46,958
QC Holdings, Inc.	17,425	107,164
Radian Group, Inc.	89,772	577,234
*Rainier Pacific Financial Group, Inc.	4,450	1,344
#Raymond James Financial, Inc.	146,898	3,717,988
Regions Financial Corp.	928,036	5,893,029
Reinsurance Group of America, Inc.	74,364	3,623,014
*Reis, Inc.	1,800	11,556
RenaissanceRe Holdings, Ltd.	38,221	2,070,814
#Renasant Corp.	25,455	365,279
Republic Bancorp, Inc. Class A	11,263	187,078
*Republic First Bancorp, Inc.	5,441	23,777
Resource America, Inc.	16,453	63,015
Rewards Network, Inc.	7,560	97,524
*RiskMetrics Group, Inc.	17,400	296,496
*Riverview Bancorp, Inc.	8,785	21,084

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
RLI Corp.	23,555	$1,212,140
Rockville Financial, Inc.	18,861	183,329
*Rodman & Renshaw Capital Group, Inc.	39,919	168,458
Roma Financial Corp.	33,473	392,973
Rome Bancorp, Inc.	7,102	56,887
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,833	11,454
Rurban Financial Corp.	2,715	17,729
S&T Bancorp, Inc.	48,133	843,290
S.Y. Bancorp, Inc.	14,079	298,334
*Safeguard Scientifics, Inc.	22,779	246,697
Safety Insurance Group, Inc.	20,174	706,090
Salisbury Bancorp, Inc.	1,076	24,802
Sanders Morris Harris Group, Inc.	21,259	100,555
#Sandy Spring Bancorp, Inc.	20,547	246,359
Savannah Bancorp, Inc. (The)	2,723	20,695
SCBT Financial Corp.	14,726	441,780
*Seabright Insurance Holdings	27,448	279,421
Seacoast Banking Corp. of Florida	31,575	48,626
*Security National Financial Corp. Class A	2,564	8,949
SEI Investments Co.	32,788	580,675
Selective Insurance Group, Inc.	63,888	988,347
Shore Bancshares, Inc.	4,976	66,181
*SI Financial Group, Inc.	2,798	14,801
*Siebert Financial Corp.	8,302	19,676
#Sierra Bancorp	11,233	114,801
*Signature Bank	48,649	1,682,282
Simmons First National Corp. Class A	16,840	451,986
*SLM Corp.	66,577	701,056
Smithtown Bancorp, Inc.	14,560	78,770
Somerset Hills Bancorp	2,952	22,996
South Financial Group, Inc.	85,606	39,815
South Street Financial Corp.	897	2,063
*Southcoast Financial Corp.	3,770	11,498
Southern Community Financial Corp.	14,598	32,262
*Southern Connecticut Bancorp, Inc.	1,300	4,420
*Southern First Bancshares, Inc.	1,788	13,482
Southern Missouri Bancorp, Inc.	499	6,662
Southside Bancshares, Inc.	18,037	358,936
Southwest Bancorp, Inc.	18,807	140,864
*Southwest Georgia Financial Corp.	1,793	19,723
#*St. Joe Co. (The)	82,198	2,137,148
StanCorp Financial Group, Inc.	60,142	2,584,903
State Auto Financial Corp.	44,074	692,403
State Bancorp, Inc.	17,248	126,773
State Street Corp.	166,570	7,142,522
StellarOne Corp.	26,194	273,989
Sterling Bancorp	38,274	285,141
Sterling Bancshares, Inc.	92,237	471,331
#*Sterling Financial Corp.	29,731	22,358
#Stewart Information Services Corp.	15,979	163,945
*Stifel Financial Corp.	27,702	1,448,815
*Stratus Properties, Inc.	6,176	62,069
Student Loan Corp.	17,316	784,415
#Suffolk Bancorp	11,050	297,908
*Sun American Bancorp	2,483	137
*Sun Bancorp, Inc.	29,233	111,378
SunTrust Banks, Inc.	204,421	4,973,563
#*Superior Bancorp	5,475	18,341
#Susquehanna Bancshares, Inc.	119,457	937,737
Sussex Bancorp	1,931	6,855
#*SVB Financial Group	40,340	1,750,353

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SWS Group, Inc.	32,323	$387,876
#Synovus Financial Corp.	290,288	801,195
T. Rowe Price Group, Inc.	22,950	1,138,779
#*Taylor Capital Group, Inc.	10,012	91,209
#TCF Financial Corp.	139,401	2,040,831
*TD Ameritrade Holding Corp.	186,903	3,319,397
Teche Holding Co.	1,290	40,209
*Tejon Ranch Co.	17,070	522,513
#*Teton Advisors, Inc.	95	1,282
*Texas Capital Bancshares, Inc.	41,088	692,333
TF Financial Corp.	1,847	35,462
TFS Financial Corp.	64,383	827,965
*Thomas Properties Group, Inc.	20,726	54,924
*Thomas Weisel Partners Group, Inc.	33,713	143,955
#*TIB Financial Corp.	2,494	2,170
*Tidelands Bancshares, Inc.	551	2,094
#*TierOne Corp.	16,144	16,063
Timberland Bancorp, Inc.	5,508	24,345
Tompkins Financial Corp.	10,300	403,760
#*Torchmark Corp.	70,991	3,187,496
Tower Bancorp, Inc.	1,100	27,632
*Tower Financial Corp.	1,125	7,785
Tower Group, Inc.	36,823	813,788
#TowneBank	25,433	271,879
*TradeStation Group, Inc.	56,246	397,659
Transatlantic Holdings, Inc.	57,679	2,866,070
Travelers Cos., Inc. (The)	240,418	12,181,980
*Tree.com, Inc.	10,426	76,214
#*Triad Guaranty, Inc.	3,576	822
#TriCo Bancshares	16,344	282,097
#TrustCo Bank Corp.	81,977	491,862
Trustmark Corp.	73,506	1,675,937
#U.S. Bancorp	215,221	5,397,743
UMB Financial Corp.	44,200	1,746,342
Umpqua Holdings Corp.	91,920	1,136,131
Unico American Corp.	100	971
Union Bankshares Corp.	15,553	199,856
Union Bankshares, Inc.	1,735	30,146
*United America Indemnity, Ltd.	17,663	125,231
United Bancshares, Inc.	1,986	17,934
#United Bankshares, Inc.	48,800	1,215,120
United Community Bancorp	1,300	8,028
*United Community Banks, Inc.	47,954	215,313
*United Community Financial Corp.	10,564	19,015
United Financial Bancorp, Inc.	23,125	303,862
United Fire & Casualty Co.	53,432	898,726
*United PanAm Financial Corp.	13,344	38,030
#*United Security Bancshares	6,586	33,260
United Western Bancorp, Inc.	6,086	20,266
Unitrin, Inc.	86,420	1,875,314
*Unity Bancorp, Inc.	4,679	18,716
Universal Insurance Holdings, Inc.	47,676	281,765
Univest Corp. of Pennsylvania	13,939	245,048
Unum Group	291,024	5,695,340
Validus Holdings, Ltd.	106,363	2,818,620
#Valley National Bancorp	144,121	1,981,664
ViewPoint Financial Group	25,711	379,237
*Virginia Commerce Bancorp, Inc.	19,314	112,214
*Virtus Investment Partners, Inc.	95	1,555
VIST Financial Corp.	4,057	25,965
W. R. Berkley Corp.	108,367	2,636,569

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Waccamaw Bankshares, Inc.	432	$1,328
Waddell & Reed Financial, Inc.	26,403	827,206
Wainwright Bank & Trust Co.	5,434	48,960
Washington Banking Co.	9,908	116,914
#Washington Federal, Inc.	141,260	2,634,499
Washington Trust Bancorp, Inc.	16,814	287,351
*Waterstone Financial, Inc.	17,872	39,318
Wayne Savings Bancshares, Inc.	1,615	9,932
Webster Financial Corp.	78,134	1,208,733
Wells Fargo & Co.	1,945,537	55,311,617
WesBanco, Inc.	29,138	422,792
Wesco Financial Corp.	4,594	1,621,682
West Bancorporation	23,067	117,642
West Coast Bancorp	17,369	45,333
#Westamerica Bancorporation	20,400	1,133,832
#*Western Alliance Bancorp	58,604	300,639
#Westwood Holdings Group, Inc.	4,043	146,154
White Mountains Insurance Group, Ltd.	10,208	3,271,358
#Whitney Holding Corp.	88,786	1,102,722
Wilber Corp.	5,599	38,465
#Wilmington Trust Corp.	69,785	915,579
#Wilshire Bancorp, Inc.	35,596	327,839
#Wintrust Financial Corp.	28,000	972,720
#*World Acceptance Corp.	24,217	978,125
WSB Holdings, Inc.	8,451	21,128
WVS Financial Corp.	2,157	31,223
Yadkin Valley Financial Corp.	13,080	53,236
Zenith National Insurance Corp.	45,150	1,259,685
#Zions Bancorporation	136,875	2,596,519
*ZipRealty, Inc.	21,331	88,737

Total Financials		799,495,685

Health Care — (9.4%)
*A.D.A.M., Inc.	5,404	21,130
*Abaxis, Inc.	19,554	470,860
Abbott Laboratories	124,586	6,595,583
*ABIOMED, Inc.	71,370	565,250
*Abraxis Bioscience, Inc.	10,680	436,278
*Acadia Pharmaceuticals, Inc.	28,754	35,943
*Accelr8 Technology Corp.	2,183	1,484
*Accelrys, Inc.	32,596	185,471
*Accuray, Inc.	66,830	396,970
*Achillion Pharmaceuticals, Inc.	7,900	18,644
*Acorda Therapeutics, Inc.	11,055	309,319
*Adolor Corp.	53,011	83,227
Aetna, Inc.	184,690	5,535,159
*Affymax, Inc.	10,538	221,298
#*Affymetrix, Inc.	83,820	442,570
*Air Methods Corp.	15,181	464,083
#*Akorn, Inc.	23,203	36,893
*Albany Molecular Research, Inc.	17,224	163,456
*Alexion Pharmaceuticals, Inc.	18,088	838,741
*Alexza Pharmaceuticals, Inc.	40,619	105,609
*Align Technology, Inc.	54,710	1,025,813
*Alkermes, Inc.	79,817	873,198
Allergan, Inc.	31,737	1,824,878
*Alliance HealthCare Services, Inc.	44,400	223,332
*Allied Healthcare International, Inc.	47,289	126,262
*Allied Healthcare Products, Inc.	4,008	20,040
#*Allos Therapeutics, Inc.	38,881	282,276
#*Allscripts-Misys Healthcare Solutions, Inc.	50,343	828,646

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Almost Family, Inc.	10,832	$393,852
*Alnylam Pharmaceuticals, Inc.	19,403	327,911
*Alphatec Holdings, Inc.	59,676	263,768
#*AMAG Pharmaceuticals, Inc.	15,293	672,586
#*Amedisys, Inc.	28,283	1,554,151
America Services Group, Inc.	10,914	167,857
*American Dental Partners, Inc.	20,220	255,783
#*American Medical Systems Holdings, Inc.	87,260	1,675,392
*American Shared Hospital Services	2,089	5,452
*AMERIGROUP Corp.	55,038	1,400,717
#AmerisourceBergen Corp.	158,571	4,322,645
*Amgen, Inc.	108,652	6,353,969
*AMICAS, Inc.	32,099	172,372
*Amicus Therapeutics, Inc.	607	2,288
*AMN Healthcare Services, Inc.	38,569	335,550
*Amsurg Corp.	37,556	792,807
#*Amylin Pharmaceuticals, Inc.	56,778	1,020,868
*Anadys Pharmaceuticals, Inc.	11,796	23,828
Analogic Corp.	14,671	586,840
*AngioDynamics, Inc.	29,364	471,292
*Anika Therapeutics, Inc.	10,864	68,117
*Animal Health International, Inc.	2,881	5,445
*Antigenics, Inc.	28,925	21,752
*ARCA Biopharma, Inc.	2,015	5,904
*Arcadia Resources, Inc.	27,261	14,176
*Ardea Biosciences, Inc.	3,482	50,976
*Arena Pharmaceuticals, Inc.	88,401	275,811
*Ariad Pharmaceuticals, Inc.	196,100	433,381
*Arqule, Inc.	29,200	94,316
*Array BioPharma, Inc.	37,816	90,380
*Arrhythmia Research Technology, Inc.	1,790	9,344
*ArthroCare Corp.	18,956	505,177
*ARYx Therapeutics, Inc.	9,494	25,064
*Assisted Living Concepts, Inc.	11,548	298,285
*athenahealth, Inc.	7,461	293,516
*AtriCure, Inc.	14,341	82,891
Atrion Corp.	1,486	209,779
*ATS Medical, Inc.	88,076	229,878
*Auxilium Pharmaceuticals, Inc.	11,761	331,190
*AVANIR Pharmaceuticals, Inc.	9,475	17,245
#*AVI BioPharma, Inc.	14,429	21,066
Bard (C.R.), Inc.	8,900	737,721
Baxter International, Inc.	42,400	2,441,816
Beckman Coulter, Inc.	35,847	2,343,318
Becton Dickinson & Co.	19,580	1,475,745
*Bioanalytical Systems, Inc.	2,068	1,747
*BioClinica, Inc.	15,357	67,571
#*BioCryst Pharmaceuticals, Inc.	33,426	228,634
*Biodel, Inc.	22,893	91,801
*BioForm Medical, Inc.	43,822	239,268
*Biogen Idec, Inc.	62,200	3,342,628
*BioLase Technology, Inc.	5,000	9,300
#*BioMarin Pharmaceutical, Inc.	29,300	569,299
*BioMimetic Therapeutics, Inc.	26,251	310,285
*Bio-Rad Laboratories, Inc.	19,573	1,823,812
*Bio-Rad Laboratories, Inc. Class B	1,682	157,233
*Bio-Reference Laboratories, Inc.	9,498	359,024
*BioSante Pharmaceuticals, Inc.	7,594	11,619
*BioScrip, Inc.	49,512	359,952
*BioSpecifics Technologies Corp.	2,000	54,000
*BioSphere Medical, Inc.	14,304	36,189

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*BMP Sunstone Corp.	10,176	$54,747
*Boston Scientific Corp.	600,721	5,184,222
*Bovie Medical Corp.	8,100	55,080
Bristol-Myers Squibb Co.	173,806	4,233,914
*Brookdale Senior Living, Inc.	135,403	2,471,105
*Bruker BioSciences Corp.	64,955	796,998
*BSD Medical Corp.	7,639	12,757
#*Cadence Pharmaceuticals, Inc.	24,375	242,775
*Caliper Life Sciences, Inc.	48,953	143,432
*Cambrex Corp.	34,584	186,062
*Cantel Medical Corp.	21,575	415,966
*Capital Senior Living Corp.	29,370	148,025
*Caraco Pharmaceutical Laboratories, Ltd.	15,072	77,169
*Cardiac Science Corp.	20,757	53,968
#*Cardica, Inc.	3,013	4,640
Cardinal Health, Inc.	139,827	4,624,079
*Cardiovascular Systems, Inc.	5,733	23,907
*CareFusion Corp.	66,786	1,719,740
*Catalyst Health Solutions, Inc.	39,084	1,537,174
*Catalyst Pharmaceutical Partners, Inc.	1,590	1,081
*Celera Corp.	90,741	610,687
*Celgene Corp.	36,707	2,084,223
*Celldex Therapeutics, Inc.	6,296	28,080
*Celsion Corp.	7,425	21,384
*Centene Corp.	51,390	989,258
*Cephalon, Inc.	21,017	1,341,725
#*Cepheid, Inc.	28,300	415,727
#*Cerner Corp.	30,900	2,337,585
#*Cerus Corp.	24,244	44,124
*Charles River Laboratories International, Inc.	76,426	2,777,321
Chemed Corp.	27,181	1,263,916
Cigna Corp.	107,854	3,642,230
*Clinical Data, Inc.	21,570	331,531
*Columbia Laboratories, Inc.	6,488	8,370
*CombiMatrix Corp.	7,394	51,758
*Combinatorx, Inc.	26,570	28,430
*Community Health Systems, Inc.	129,579	4,226,867
#Computer Programs & Systems, Inc.	5,080	191,160
#*Conceptus, Inc.	30,100	584,241
*Conmed Corp.	32,277	694,278
*Continucare Corp.	67,728	327,804
#Cooper Cos., Inc.	54,003	1,907,386
*Cornerstone Therapeutics, Inc.	2,272	11,655
*Corvel Corp.	14,931	450,319
#*Covance, Inc.	15,700	912,327
*Coventry Health Care, Inc.	138,540	3,169,795
*CPEX Pharmaceuticals, Inc.	1,424	22,442
*Cross Country Healthcare, Inc.	18,472	167,356
*CryoLife, Inc.	32,800	206,312
*Cubist Pharmaceuticals, Inc.	51,350	1,052,162
*Curis, Inc.	4,000	8,240
*Cutera, Inc.	15,596	137,713
*Cyberonics, Inc.	21,390	400,849
*Cyclacel Pharmaceuticals, Inc.	3,300	6,138
*Cynosure, Inc.	10,074	102,150
*Cypress Bioscience, Inc.	48,807	251,356
*Cytokinetics, Inc.	71,615	216,277
#*Cytori Therapeutics, Inc.	34,114	229,928
*DaVita, Inc.	44,632	2,667,208
Daxor Corp.	5,407	61,694
*Dendreon Corp.	48,246	1,336,414

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#DENTSPLY International, Inc.	8,400	$281,652
*DepoMed, Inc.	25,644	73,085
#*Dexcom, Inc.	50,956	461,661
*Dialysis Corp. of America	8,886	62,113
*Digirad Corp.	13,700	27,126
*Dionex Corp.	8,522	595,262
*Discovery Laboratories, Inc.	9,372	6,490
*Durect Corp.	40,784	88,501
*DUSA Pharmaceuticals, Inc.	3,939	5,515
*Dyax Corp.	68,911	232,230
*Dynacq Healthcare, Inc.	3,325	10,141
*Dynavax Technologies Corp.	26,773	39,089
*Eclipsys Corp.	58,704	979,183
*Edwards Lifesciences Corp.	23,725	2,126,234
#Eli Lilly & Co.	92,365	3,251,248
*Emergency Medical Services Corp. Class A	8,800	462,088
*Emergent BioSolutions, Inc.	36,245	519,028
#*Emeritus Corp.	45,105	820,911
*Encision, Inc.	900	1,305
*Endo Pharmaceuticals Holdings, Inc.	121,671	2,446,804
•#*Endo Pharmaceuticals Solutions	64,970	64,320
*Endologix, Inc.	36,686	168,022
Ensign Group, Inc.	11,337	193,749
*EnteroMedics, Inc.	2,500	1,462
*ENTREMED, Inc.	3,600	2,572
*Enzo Biochem, Inc.	45,825	217,210
#*Enzon Pharmaceuticals, Inc.	37,616	375,032
*eResearch Technology, Inc.	57,435	353,225
*ev3, Inc.	115,382	1,682,270
*Exact Sciences Corp.	15,692	55,393
*Exactech, Inc.	14,864	240,054
*Exelixis, Inc.	86,535	573,727
*Express Scripts, Inc.	24,500	2,054,570
*Facet Biotech Corp.	11,817	186,118
*Five Star Quality Care, Inc.	37,125	117,315
*Forest Laboratories, Inc.	140,218	4,156,062
*Fresenius Kabi Pharmaceuticals Holding, Inc.	78,618	19,654
#*Genomic Health, Inc.	12,203	201,716
*Genoptix, Inc.	7,800	253,968
*Gen-Probe, Inc.	11,326	486,225
*Gentiva Health Services, Inc.	57,592	1,470,900
#*GenVec, Inc.	16,600	27,556
*Genzyme Corp.	33,336	1,808,811
#*Geron Corp.	89,111	482,091
*Gilead Sciences, Inc.	64,524	3,114,573
#*Greatbatch, Inc.	28,406	558,178
#*GTx, Inc.	17,440	71,330
*Haemonetics Corp.	22,600	1,279,386
*Halozyme Therapeutics, Inc.	41,343	224,079
*Hanger Orthopedic Group, Inc.	38,657	628,563
*Hansen Medical, Inc.	5,168	12,558
*Harvard Bioscience, Inc.	32,095	110,728
*Health Fitness Corp.	11,767	103,079
*Health Grades, Inc.	17,785	77,187
*Health Management Associates, Inc.	151,700	1,007,288
*Health Net, Inc.	133,177	3,230,874
*HealthSouth Corp.	69,018	1,243,014
*HealthSpring, Inc.	51,345	892,890
*HealthStream, Inc.	21,664	85,573
*HealthTronics, Inc.	41,928	117,818
*Healthways, Inc.	37,209	634,786

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HeartWare International, Inc.	500	$19,325
*Helicos BioSciences Corp.	24,600	24,600
*Henry Schein, Inc.	55,272	2,987,452
Hill-Rom Holdings, Inc.	76,100	1,778,457
*Hi-Tech Pharmacal Co., Inc.	13,936	300,181
*HMS Holdings Corp.	25,148	1,133,923
*Hollis-Eden Pharmaceuticals, Inc.	7,877	4,569
*Hologic, Inc.	206,497	3,111,910
*Home Diagnostics, Inc.	12,773	78,171
*Hooper Holmes, Inc.	28,677	26,383
*Hospira, Inc.	48,100	2,435,784
*Human Genome Sciences, Inc.	62,326	1,649,769
*Humana, Inc.	98,552	4,791,598
#*Hythiam, Inc.	608	272
*ICU Medical, Inc.	17,234	599,399
*Idenix Pharmaceuticals, Inc.	28,126	78,753
*Idera Pharmaceuticals, Inc.	10,905	52,235
#*IDEXX Laboratories, Inc.	10,374	544,531
#*Illumina, Inc.	16,130	591,810
*Immucor, Inc.	33,700	625,135
*ImmunoGen, Inc.	28,579	199,767
#*Immunomedics, Inc.	35,448	118,751
*Impax Laboratories, Inc.	43,122	573,523
IMS Health, Inc.	33,256	719,660
*Incyte Corp.	87,950	939,306
*Infinity Pharmaceuticals, Inc.	19,192	117,263
*Inovio Biomedical Corp.	19,500	19,500
*Inspire Pharmaceuticals, Inc.	32,080	176,761
*Insulet Corp.	24,300	331,209
*Integra LifeSciences Holdings Corp.	34,340	1,318,656
*IntegraMed America, Inc.	8,605	69,787
*Interleukin Genetics, Inc.	6,530	5,812
*InterMune, Inc.	33,098	516,660
*Intuitive Surgical, Inc.	3,400	1,115,404
#Invacare Corp.	40,711	1,019,403
*InVentiv Health, Inc.	39,603	608,698
*Inverness Medical Innovations, Inc.	92,348	3,728,089
#*IPC The Hospitalist Co.	15,072	512,297
*Iridex Corp.	5,986	17,359
*IRIS International, Inc.	21,582	223,374
*Isis Pharmaceuticals, Inc.	33,500	373,860
*ISTA Pharmaceuticals, Inc.	27,037	98,415
*Javelin Pharmaceuticals, Inc.	13,200	15,840
*Jazz Pharmaceuticals, Inc.	27,030	254,082
Johnson & Johnson	311,240	19,564,546
*Kendle International, Inc.	17,400	352,176
*Kensey Nash Corp.	15,195	368,023
*Keryx Biopharmaceuticals, Inc.	16,500	43,065
Kewaunee Scientific Corp.	1,606	23,247
*Kindred Healthcare, Inc.	25,900	437,969
#*Kinetic Concepts, Inc.	68,694	2,836,375
*King Pharmaceuticals, Inc.	298,563	3,585,742
#*K-V Pharmaceutical Co.	41,405	142,847
*K-V Pharmaceutical Co. Class B	5,882	22,705
#*Laboratory Corp. of America Holdings	19,800	1,407,780
Landauer, Inc.	4,450	263,173
*Lannet Co., Inc.	27,571	161,290
*LCA-Vision, Inc.	20,800	121,056
*LeMaitre Vascular, Inc.	8,336	38,762
*Lexicon Pharmaceuticals, Inc.	81,051	144,271
#*LHC Group, Inc.	19,120	588,705

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Life Technologies Corp.	103,913	$5,165,515
#*LifePoint Hospitals, Inc.	68,805	2,062,774
*Ligand Pharmaceuticals, Inc. Class B	94,632	167,499
#*Lincare Holdings, Inc.	76,167	2,804,469
#*Luminex Corp.	40,198	543,879
*Luna Innovations, Inc.	6,251	17,565
#*Magellan Health Services, Inc.	43,782	1,728,513
*MAKO Surgical Corp.	15,592	178,996
#*Mannkind Corp.	92,070	931,748
*MAP Pharmaceuticals, Inc.	3,300	49,533
*Martek Biosciences Corp.	39,034	840,792
*Matrixx Initiatives, Inc.	10,661	50,213
*Maxygen, Inc.	48,995	273,882
McKesson Corp.	47,200	2,776,304
*MDRNA, Inc.	800	744
#*MedAssets, Inc.	52,808	1,068,834
*MedCath Corp.	21,614	146,759
*Medco Health Solutions, Inc.	47,292	2,907,512
*Medical Action Industries, Inc.	19,884	269,826
*Medicines Co. (The)	56,044	464,605
*MediciNova, Inc. (58468P206)	1,300	9,302
*MediciNova, Inc. (58468PAA5)	8,524	9,000
Medicis Pharmaceutical Corp. Class A	69,655	1,609,727
*Medivation, Inc.	15,750	524,318
*Mednax, Inc.	46,527	2,645,525
MedQuist, Inc.	20,134	137,515
*MEDTOX Scientific, Inc.	7,699	64,056
Medtronic, Inc.	87,525	3,753,947
Merck & Co., Inc.	238,295	9,098,103
*Merge Healthcare, Inc.	31,115	80,899
Meridian Bioscience, Inc.	18,250	365,730
*Merit Medical Systems, Inc.	33,208	592,099
*Metabolix, Inc.	17,699	176,459
*Metropolitan Health Networks, Inc.	44,004	99,009
*Mettler Toledo International, Inc.	11,500	1,120,905
*Micromet, Inc.	28,653	222,634
*Micrus Endovascular Corp.	7,828	131,354
*MiddleBrook Pharmaceuticals, Inc.	15,143	7,435
*Millipore Corp.	9,650	665,560
*Misonix, Inc.	5,191	10,642
#*Molecular Insight Pharmaceuticals, Inc.	21,692	30,369
*Molina Healthcare, Inc.	33,684	749,469
*Momenta Pharmaceuticals, Inc.	31,500	459,585
*MWI Veterinary Supply, Inc.	14,534	548,513
#*Mylan, Inc.	125,100	2,280,573
*Myriad Genetics, Inc.	39,600	930,600
*Myriad Pharmaceuticals, Inc.	9,900	46,233
*Nabi Biopharmaceuticals	65,032	316,056
*Nanosphere, Inc.	32,702	179,534
*National Dentex Corp.	3,312	27,523
National Healthcare Corp.	14,093	517,495
National Research Corp.	4,136	83,175
*Natus Medical, Inc.	33,300	451,881
*Nektar Therapeutics	74,805	854,273
*Neogen Corp.	22,215	472,069
*Neurocrine Biosciences, Inc.	42,212	99,198
*NeurogesX, Inc.	8,021	56,628
*Neurometrix, Inc.	13,945	29,982
*Nighthawk Radiology Holdings, Inc.	32,171	127,719
*NMT Medical, Inc.	8,604	19,101
*NovaMed, Inc.	24,127	99,645

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Novavax, Inc.	48,240	$104,681
*NPS Pharmaceuticals, Inc.	42,900	146,718
#*NuVasive, Inc.	15,033	414,911
*NxStage Medical, Inc.	56,308	456,658
*Obagi Medical Products, Inc.	26,212	280,993
*Odyssey Healthcare, Inc.	40,739	598,049
Omnicare, Inc.	114,867	2,871,675
*Omnicell, Inc.	40,265	482,375
*OncoGenex Pharmaceutical, Inc.	1,700	24,089
*Oncothyreon, Inc.	8,655	42,323
*Onyx Pharmaceuticals, Inc.	27,718	797,170
#*Optimer Pharmaceuticals, Inc.	14,798	182,311
*OraSure Technologies, Inc.	59,567	304,983
*Orchid Cellmark, Inc.	19,239	31,360
*Ore Pharmaceutical Holdings, Inc.	2,088	1,545
*Orexigen Therapeutics, Inc.	23,059	146,655
*Orthologic Corp.	2,652	2,334
*Orthovita, Inc.	37,327	135,870
#*OSI Pharmaceuticals, Inc.	17,000	581,740
*Osiris Therapeutics, Inc.	24,008	191,824
*Osteotech, Inc.	18,047	60,999
*OTIX Global, Inc.	18,689	15,886
Owens & Minor, Inc.	42,279	1,694,965
#*OXiGENE, Inc.	14,996	16,646
*Pain Therapeutics, Inc.	54,000	285,660
*Palomar Medical Technologies, Inc.	23,863	219,540
*Par Pharmaceutical Cos., Inc.	41,779	1,099,623
*Parexel International Corp.	64,500	1,247,430
#*Patterson Cos., Inc.	21,233	606,414
*PDI, Inc.	16,602	82,678
#PDL BioPharma, Inc.	96,379	616,826
*Penwest Pharmaceuticals Co.	16,889	43,911
PerkinElmer, Inc.	145,633	2,933,049
#Perrigo Co.	60,007	2,657,110
Pfizer, Inc.	2,232,446	41,657,442
Pharmaceutical Products Development Service, Inc.	14,545	339,771
*Pharmasset, Inc.	2,500	52,250
#*PharmAthene, Inc.	9,200	18,308
*PharMerica Corp.	38,393	625,038
*Phase Forward, Inc.	45,666	667,637
*PHC, Inc.	13,963	16,895
#*Poniard Pharmaceuticals, Inc.	15,150	24,240
*Pozen, Inc.	14,400	84,672
*Progenics Pharmaceuticals, Inc.	30,415	136,868
*Prospect Medical Holdings, Inc.	3,920	23,167
*Providence Service Corp.	15,705	201,652
*PSS World Medical, Inc.	60,216	1,235,632
Psychemedics Corp.	1,810	13,955
*Psychiatric Solutions, Inc.	67,040	1,478,232
*QuadraMed Corp.	4,098	34,382
#Quality Systems, Inc.	11,450	590,133
Quest Diagnostics, Inc.	62,844	3,498,525
*Questcor Pharmaceuticals, Inc.	47,500	215,175
#*Quidel Corp.	25,890	343,819
*Quigley Corp.	19,981	39,962
*RadNet, Inc.	26,380	58,036
*Raptor Pharmaceutical Corp.	362	891
*Regeneration Technologies, Inc.	59,720	188,715
*Regeneron Pharmaceuticals, Inc.	30,922	824,381
*RegeneRx Biopharmaceuticals, Inc.	5,972	3,344
*RehabCare Group, Inc.	26,373	766,399

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Repligen Corp.	39,712	$137,006
*Repros Therapeutics, Inc.	8,625	6,296
*Res-Care, Inc.	36,304	327,099
#*ResMed, Inc.	17,963	918,628
*Retractable Technologies, Inc.	7,725	11,665
*Rigel Pharmaceuticals, Inc.	19,900	163,379
*Rochester Medical Corp.	13,631	164,935
*Rockwell Medical Technologies, Inc.	12,273	86,402
*Salix Pharmaceuticals, Ltd.	55,340	1,619,248
#*Sangamo BioSciences, Inc.	28,218	155,199
*Santarus, Inc.	26,149	123,685
*Savient Pharmaceuticals, Inc.	29,804	382,385
*SciClone Pharmaceuticals, Inc.	50,382	133,008
*SCOLR Pharma, Inc.	4,500	2,250
*Seattle Genetics, Inc.	48,440	499,901
*SenoRx, Inc.	15,592	116,160
#*Sequenom, Inc.	37,140	148,931
*SeraCare Life Sciences, Inc.	519	1,723
*Sirona Dental Systems, Inc.	59,452	1,912,571
*Skilled Healthcare Group, Inc.	14,300	93,522
*Solta Medical, Inc.	3,300	5,940
*Somanetics Corp.	15,147	240,080
#*Somaxon Pharmaceuticals, Inc.	10,200	23,052
*SonoSite, Inc.	21,808	593,832
Span-American Medical System, Inc.	3,812	63,660
*Spectranetics Corp.	37,722	259,905
*Spectrum Pharmaceuticals, Inc.	36,900	162,360
*SRI/Surgical Express, Inc.	3,584	7,921
*St. Jude Medical, Inc.	28,270	1,066,627
#*Staar Surgical Co.	29,360	100,705
#*StemCells, Inc.	50,865	62,564
*Stereotaxis, Inc.	40,332	163,748
#Steris Corp.	54,942	1,432,887
*Strategic Diagnostics, Inc.	17,725	26,056
Stryker Corp.	36,913	1,916,523
*Sucampo Pharmaceuticals, Inc.	9,764	35,150
*Sun Healthcare Group, Inc.	55,175	482,230
*SunLink Health Systems, Inc.	1,200	2,136
*Sunrise Senior Living, Inc.	56,657	168,271
*SuperGen, Inc.	61,766	167,386
#*SurModics, Inc.	19,659	393,180
*Symmetry Medical, Inc.	42,965	383,248
*Syneron Medical, Ltd.	1,385	13,739
*Synovis Life Technologies, Inc.	13,560	172,619
*Synta Pharmaceuticals Corp.	13,373	55,899
*Targacept, Inc.	35,566	745,108
Techne Corp.	13,900	912,118
Teleflex, Inc.	50,783	2,902,756
*Telik, Inc.	1,600	1,440
*Tenet Healthcare Corp.	151,100	837,094
*Theragenics Corp.	22,613	30,075
*Theravance, Inc.	38,301	420,162
*Thermo Fisher Scientific, Inc.	170,400	7,863,960
#*Thoratec Corp.	40,530	1,149,026
*Tomotherapy, Inc.	24,734	100,173
*TranS1, Inc.	18,183	58,913
*Transcend Services, Inc.	3,350	62,846
*Transcept Pharmaceuticals, Inc.	2,023	15,557
*Trimeris, Inc.	17,500	40,250
#*Triple-S Management Corp.	21,700	360,003
*Trubion Pharmaceuticals, Inc.	4,801	18,292

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*U.S. Physical Therapy, Inc.	13,381	$209,546
#*United Therapeutics Corp.	24,170	1,439,807
UnitedHealth Group, Inc.	468,620	15,464,460
*Universal American Corp.	67,220	898,059
Universal Health Services, Inc.	126,032	3,675,093
*Urologix, Inc.	4,079	7,138
*Uroplasty, Inc.	1,867	3,174
Utah Medical Products, Inc.	3,593	100,820
*Valeant Pharmaceuticals International	70,700	2,366,329
*Vanda Pharmaceuticals, Inc.	10,400	104,104
#*Varian Medical Systems, Inc.	8,091	406,896
#*Varian, Inc.	34,734	1,790,885
*Vascular Solutions, Inc.	18,385	148,735
#*VCA Antech, Inc.	13,000	330,070
#*Vertex Pharmaceuticals, Inc.	16,768	643,891
*Vical, Inc.	59,369	167,421
*Viropharma, Inc.	75,924	750,129
*Virtual Radiologic Corp.	18,283	193,434
*Vital Images, Inc.	18,848	268,019
#*Vivus, Inc.	63,022	532,536
#*Volcano Corp.	48,573	962,231
*Warner Chilcott P.L.C.	10,548	288,277
#*Waters Corp.	12,868	733,219
*Watson Pharmaceuticals, Inc.	95,501	3,664,373
*WellCare Health Plans, Inc.	45,200	1,409,336
*WellPoint, Inc.	211,328	13,465,820
#West Pharmaceutical Services, Inc.	38,600	1,402,338
#*Wright Medical Group, Inc.	41,309	738,605
*XenoPort, Inc.	8,390	155,047
Young Innovations, Inc.	9,097	209,140
*Zimmer Holdings, Inc.	47,616	2,681,733
*Zoll Medical Corp.	25,408	707,359
*Zymogenetics, Inc.	60,119	340,875

Total Health Care		434,518,021

Industrials — (11.8%)
*3D Systems Corp.	26,271	275,846
3M Co.	58,200	4,684,518
A.O. Smith Corp.	28,170	1,199,479
*A.T. Cross Co.	4,783	21,524
#AAON, Inc.	20,239	416,721
*AAR Corp.	46,866	1,085,885
ABM Industries, Inc.	60,785	1,180,445
*Acacia Technologies Group	26,278	235,714
*ACCO Brands Corp.	50,400	388,080
Aceto Corp.	30,290	159,931
*Active Power, Inc.	8,300	8,549
Actuant Corp.	74,226	1,244,770
Acuity Brands, Inc.	42,527	1,521,616
Administaff, Inc.	25,900	591,556
*Advisory Board Co. (The)	13,807	445,828
*Aecom Technology Corp.	34,620	933,701
*AeroCentury Corp.	584	8,410
*Aerosonic Corp.	1,200	4,728
*AeroVironment, Inc.	16,786	571,899
#*AGCO Corp.	96,228	2,974,407
*Air Transport Services Group, Inc.	71,512	165,193
Aircastle, Ltd.	90,875	864,221
#*AirTran Holdings, Inc.	137,666	663,550
Alamo Group, Inc.	12,132	217,769
*Alaska Air Group, Inc.	46,100	1,444,774

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Albany International Corp.	32,874	$653,864
Alexander & Baldwin, Inc.	57,632	1,841,342
#*Allegiant Travel Co.	15,785	808,192
#*Alliant Techsystems, Inc.	11,000	868,670
*Allied Defense Group, Inc.	8,042	57,983
*Altra Holdings, Inc.	31,546	347,637
*Amerco, Inc.	21,895	827,412
#*American Commercial Lines, Inc.	14,300	219,362
American Ecology Corp.	17,870	283,240
American Railcar Industries, Inc.	16,729	165,784
*American Reprographics Co.	52,075	366,087
American Science & Engineering, Inc.	8,570	665,375
#*American Superconductor Corp.	19,800	752,796
American Woodmark Corp.	16,764	337,962
Ameron International Corp.	10,838	748,147
Ametek, Inc.	15,700	572,108
Ampco-Pittsburgh Corp.	11,728	299,416
#*AMR Corp.	198,720	1,375,142
*AMREP Corp.	7,977	109,285
*APAC Customer Services, Inc.	18,341	95,006
#Apogee Enterprises, Inc.	33,904	466,519
*Applied Energetics, Inc.	19,781	7,912
Applied Industrial Technologies, Inc.	49,302	1,074,784
Applied Signal Technologies, Inc.	15,927	283,341
*Argan, Inc.	14,176	201,299
*Argon ST, Inc.	26,052	660,679
Arkansas Best Corp.	30,169	680,009
#*Armstrong World Industries, Inc.	74,050	2,697,642
#*Arotech Corp.	5,156	8,662
*Astec Industries, Inc.	26,389	656,822
*Astronics Corp.	4,757	38,532
*Astronics Corp. Class B	739	5,661
*ATC Technology Corp.	24,587	537,718
*Atlas Air Worldwide Holdings, Inc.	25,100	920,417
*Avalon Holding Corp. Class A	1,202	2,705
Avery Dennison Corp.	55,195	1,794,389
#*Avis Budget Group, Inc.	116,337	1,258,766
#*AZZ, Inc.	14,034	422,143
B.F. Goodrich Co.	59,500	3,683,645
#Badger Meter, Inc.	14,700	555,513
*Baker (Michael) Corp.	10,447	407,537
#Baldor Electric Co.	55,769	1,376,379
*Baldwin Technology Co., Inc. Class A	11,700	14,742
Barnes Group, Inc.	65,756	1,054,726
Barrett Business Services, Inc.	13,746	176,086
*BE Aerospace, Inc.	121,557	2,726,524
*Beacon Roofing Supply, Inc.	53,644	901,219
Belden, Inc.	57,850	1,320,716
*Blount International, Inc.	37,992	423,231
*BlueLinx Holdings, Inc.	34,108	96,867
#Boeing Co.	66,231	4,013,599
Bowne & Co., Inc.	43,418	285,256
Brady Co. Class A	67,166	1,898,111
*Breeze-Eastern Corp.	4,962	32,501
#Briggs & Stratton Corp.	61,660	1,019,240
Brink’s Co. (The)	61,800	1,444,884
*Broadwind Energy, Inc.	20,725	117,925
*BTU International, Inc.	7,821	41,842
#Bucyrus International, Inc.	74,106	3,881,672
#*Builders FirstSource, Inc.	39,508	132,352
*C&D Technologies, Inc.	17,892	26,480

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
C.H. Robinson Worldwide, Inc.	16,987	$961,974
*CAI International, Inc.	19,626	155,830
#*Capstone Turbine Corp.	12,576	14,462
Carlisle Cos., Inc.	76,900	2,577,688
Cascade Corp.	14,672	424,754
*Casella Waste Systems, Inc.	27,869	121,230
#Caterpillar, Inc.	62,300	3,254,552
#*CBIZ, Inc.	93,126	675,164
CDI Corp.	21,686	279,533
*CECO Environmental Corp.	13,096	48,062
*Celadon Group, Inc.	25,015	245,647
*Cenveo, Inc.	49,485	357,282
*Ceradyne, Inc.	30,382	593,664
*Champion Industries, Inc.	6,873	10,584
*Chart Industries, Inc.	32,736	528,032
Chase Corp.	10,501	127,587
Chicago Rivet & Machine Co.	257	3,791
Cintas Corp.	95,000	2,385,450
CIRCOR International, Inc.	19,948	563,531
#CLAROC, Inc.	42,330	1,370,645
#*Clean Harbors, Inc.	10,452	598,482
#*Coleman Cable, Inc.	3,121	13,701
*Colfax Corp.	34,409	387,789
*Columbus McKinnon Corp.	22,000	298,760
Comfort Systems USA, Inc.	44,866	526,278
*Command Security Corp.	10,654	25,889
*Commercial Vehicle Group, Inc.	19,300	92,447
*Competitive Technologies, Inc.	2,400	3,384
CompX International, Inc.	3,317	25,839
*COMSYS IT Partners, Inc.	26,335	332,874
*Consolidated Graphics, Inc.	12,800	432,000
#*Continental Airlines, Inc.	159,500	2,933,205
Con-way, Inc.	56,459	1,615,857
Cooper Industries P.L.C.	88,103	3,779,619
*Copart, Inc.	24,759	835,864
*Cornell Cos., Inc.	19,888	417,648
Corporate Executive Board Co.	19,137	442,830
*Corrections Corp. of America	135,833	2,541,435
#*CoStar Group, Inc.	24,530	990,521
Courier Corp.	21,176	296,040
#*Covanta Holding Corp.	133,322	2,333,135
*Covenant Transportation Group, Inc.	1,480	5,328
*CPI Aerostructures, Inc.	5,950	36,593
*CRA International, Inc.	14,257	369,969
#Crane Co.	56,104	1,712,294
CSX Corp.	158,700	6,801,882
Cubic Corp.	31,974	1,248,585
Cummins, Inc.	87,164	3,936,326
Curtiss-Wright Corp.	54,814	1,675,116
#Danaher Corp.	44,400	3,167,940
Deere & Co.	46,100	2,302,695
*Delta Air Lines, Inc.	335,300	4,100,719
Deluxe Corp.	25,449	473,606
Diamond Management & Technology Consultants, Inc.	35,069	259,511
#*Document Security Systems, Inc.	3,428	11,655
*Dollar Thrifty Automotive Group, Inc.	31,400	764,904
#Donaldson Co., Inc.	22,171	847,819
Dover Corp.	102,075	4,376,976
Ducommun, Inc.	13,356	240,141
Dun & Bradstreet Corp. (The)	10,716	846,243
*DXP Enterprises, Inc.	13,618	178,260

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Dycom Industries, Inc.	43,876	$358,467
*Dynamex, Inc.	12,169	193,730
Dynamic Materials Corp.	15,418	253,009
*DynCorp International, Inc. Class A	67,175	806,772
#*Eagle Bulk Shipping, Inc.	52,156	260,780
Eastern Co.	4,487	53,171
Eaton Corp.	66,604	4,078,829
Ecology & Environment, Inc. Class A	2,575	38,882
*EMCOR Group, Inc.	79,815	1,920,349
Emerson Electric Co.	70,400	2,924,416
#Empire Resources, Inc.	6,900	9,936
#Encore Wire Corp.	26,925	538,769
#*Ener1, Inc.	73,911	298,600
#*Energy Conversion Devices, Inc.	30,700	279,677
*Energy Focus, Inc.	3,514	3,865
#*Energy Recovery, Inc.	16,900	103,259
EnergySolutions, Inc.	104,156	869,703
#*EnerNOC, Inc.	15,400	479,556
*EnerSys, Inc.	56,970	1,110,345
Ennis, Inc.	30,172	452,580
#*EnPro Industries, Inc.	24,166	588,442
*Environmental Tectonics Corp.	1,572	4,433
Equifax, Inc.	78,543	2,513,376
ESCO Technologies, Inc.	27,158	887,795
Espey Manufacturing & Electronics Corp.	4,614	91,311
*Esterline Technologies Corp.	40,445	1,527,203
#*Evergreen Solar, Inc.	90,171	129,846
#Expeditors International of Washington, Inc.	34,200	1,166,220
*Exponent, Inc.	16,442	442,454
*ExpressJet Holdings, Inc.	13,390	46,865
#Fastenal Co.	20,779	861,913
Federal Signal Corp.	55,080	357,469
FedEx Corp.	127,079	9,956,640
#*First Solar, Inc.	7,100	804,430
*Flanders Corp.	33,425	116,653
*Flow International Corp.	42,815	145,999
#Flowserve Corp.	24,222	2,184,098
Fluor Corp.	18,500	838,790
*Fortune Industries, Inc.	4,100	2,911
#Forward Air Corp.	28,662	677,283
*Franklin Covey Co.	24,855	130,240
Franklin Electric Co., Inc.	27,794	723,478
Freightcar America, Inc.	14,638	285,441
Frozen Food Express Industries, Inc.	2,600	9,360
#*FTI Consulting, Inc.	49,100	2,035,195
*Fuel Tech, Inc.	20,227	148,264
#*FuelCell Energy, Inc.	39,918	112,569
*Furmanite Corp.	43,272	140,634
G & K Services, Inc. Class A	13,000	325,000
Gardner Denver Machinery, Inc.	65,591	2,613,801
GATX Corp.	67,845	1,778,896
#*Genco Shipping & Trading, Ltd.	34,900	668,684
*Gencor Industries, Inc.	1,959	13,615
*GenCorp, Inc.	43,001	240,806
*General Cable Corp.	62,290	1,812,639
General Dynamics Corp.	46,400	3,101,840
General Electric Co.	4,012,991	64,528,895
*Genesee & Wyoming, Inc.	44,791	1,319,991
*GEO Group, Inc. (The)	60,820	1,125,170
*GeoEye, Inc.	22,529	578,319
*Gibraltar Industries, Inc.	34,574	481,962

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Gorman-Rupp Co. (The)	18,660	$452,132
*GP Strategies Corp.	14,904	110,290
Graco, Inc.	9,987	266,553
*Graftech International, Ltd.	66,000	828,960
Graham Corp.	12,150	192,942
Granite Construction, Inc.	32,888	1,015,581
Great Lakes Dredge & Dock Corp.	69,540	410,981
Greenbrier Cos., Inc.	19,930	162,430
*Griffon Corp.	73,703	870,432
*H&E Equipment Services, Inc.	41,445	439,731
Hardinge, Inc.	8,952	46,640
Harsco Corp.	96,351	2,867,406
*Hawaiian Holdings, Inc.	81,169	482,144
Healthcare Services Group, Inc.	32,690	670,145
#Heartland Express, Inc.	60,896	845,845
HEICO Corp.	12,453	529,626
HEICO Corp. Class A	32,831	1,107,718
Heidrick & Struggles International, Inc.	20,447	519,967
*Heritage-Crystal Clean, Inc.	4,400	47,960
*Herley Industries, Inc.	9,004	110,209
Herman Miller, Inc.	18,588	313,951
*Hertz Global Holdings, Inc.	117,018	1,212,306
#*Hexcel Corp.	117,268	1,289,948
*Hill International, Inc.	44,764	264,108
HNI Corp.	52,951	1,324,834
#*Hoku Scientific, Inc.	20,988	51,630
Honeywell International, Inc.	82,515	3,188,380
Horizon Lines, Inc.	34,885	165,355
Houston Wire & Cable Co.	21,161	254,567
*Hub Group, Inc. Class A	38,312	923,702
Hubbell, Inc. Class A	3,703	155,267
#Hubbell, Inc. Class B	48,472	2,087,204
*Hudson Highland Group, Inc.	24,033	98,295
*Hurco Cos., Inc.	7,100	118,996
*Huron Consulting Group, Inc.	12,498	297,952
*ICF International, Inc.	18,208	426,249
*ICT Group, Inc.	15,860	251,540
#IDEX Corp.	98,109	2,768,636
*IHS, Inc.	24,515	1,261,052
*II-VI, Inc.	33,540	896,860
Illinois Tool Works, Inc.	77,000	3,356,430
#Ingersoll-Rand P.L.C.	123,045	3,994,041
*InnerWorkings, Inc.	51,471	294,929
*Innotrac Corp.	4,173	5,550
*Innovative Solutions & Support, Inc.	16,654	67,449
*Insituform Technologies, Inc. Class A	46,704	956,498
Insteel Industries, Inc.	20,225	199,823
*Integrated Electrical Services, Inc.	14,770	75,918
*Intelligent Systems Corp.	629	723
Interface, Inc. Class A	67,046	543,743
*Interline Brands, Inc.	37,689	633,175
International Shipholding Corp.	6,645	183,136
*Intersections, Inc.	16,118	69,791
#*Iron Mountain, Inc.	125,321	2,864,838
ITT Industries, Inc.	42,916	2,073,272
J.B. Hunt Transport Services, Inc.	32,900	1,008,714
*Jacobs Engineering Group, Inc.	61,746	2,333,381
#*JetBlue Airways Corp.	352,859	1,743,123
John Bean Technologies Corp.	19,360	319,246
Joy Global, Inc.	20,498	937,579
*Kadant, Inc.	600	9,132

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Kaman Corp. Class A	31,216	$776,966
*Kansas City Southern	99,896	2,966,911
#Kaydon Corp.	39,417	1,288,542
KBR, Inc.	81,146	1,519,865
*Kelly Services, Inc. Class A	64,846	850,780
*Kelly Services, Inc. Class B	1,275	16,613
Kennametal, Inc.	98,640	2,414,707
*Key Technology, Inc.	5,606	80,839
*Kforce, Inc.	47,134	630,182
Kimball International, Inc. Class B	25,633	201,988
#*Kirby Corp.	65,555	2,126,604
Knight Transportation, Inc.	83,500	1,511,350
Knoll, Inc.	30,471	343,103
*Korn/Ferry International	56,733	839,648
*Kratos Defense & Security Solutions, Inc.	12,144	115,489
*K-Tron International, Inc.	2,130	316,774
*L.B. Foster Co. Class A	11,826	319,065
L.S. Starrett Co. Class A	4,603	44,787
L-3 Communications Holdings, Inc.	48,195	4,016,571
*LaBarge, Inc.	30,927	339,578
*Ladish Co., Inc.	18,479	285,501
Landstar System, Inc.	7,800	283,062
Lawson Products, Inc.	7,056	113,954
*Layne Christensen Co.	21,420	542,569
*LECG Corp.	22,925	65,336
#Lennox International, Inc.	27,100	1,035,762
*LGL Group, Inc.	1,499	5,996
Lincoln Electric Holdings, Inc.	50,924	2,486,619
#Lindsay Corp.	13,300	535,192
*LMI Aerospace, Inc.	13,347	169,373
Lockheed Martin Corp.	30,726	2,289,702
LSI Industries, Inc.	42,695	254,462
*Lydall, Inc.	8,400	53,172
*M&F Worldwide Corp.	17,400	631,446
*Magnetek, Inc.	22,575	30,702
*Manitex International, Inc.	2,123	4,840
#Manitowoc Co., Inc. (The)	149,014	1,624,253
Manpower, Inc.	42,700	2,211,433
*Marten Transport, Ltd	27,329	481,264
Masco Corp.	234,500	3,179,820
#*Mastec, Inc.	86,993	1,069,144
*McDermott International, Inc.	40,175	948,934
McGrath Rentcorp.	30,567	644,047
#*Media Sciences International, Inc.	1,103	496
*Metalico, Inc.	50,800	250,444
Met-Pro Corp.	29,174	273,360
*MFRI, Inc.	6,501	44,337
#*Microvision, Inc.	22,533	43,714
*Middleby Corp.	18,069	814,189
*Miller Industries, Inc.	11,167	125,182
#Mine Safety Appliances Co.	43,989	1,059,695
*Mobile Mini, Inc.	43,096	605,499
#*Monster Worldwide, Inc.	144,286	2,249,419
*Moog, Inc.	49,235	1,485,912
*Moog, Inc. Class B	2,600	79,560
MSC Industrial Direct Co., Inc. Class A	17,300	747,187
Mueller Industries, Inc.	45,169	1,110,706
Mueller Water Products, Inc.	130,362	587,933
Multi-Color Corp.	13,344	155,991
*MYR Group, Inc.	21,572	342,132
NACCO Industries, Inc. Class A	7,876	423,886

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
National Technical Systems, Inc.	11,231	$63,343
*Navigant Consulting, Inc.	56,384	764,567
*Navistar International Corp.	15,730	581,853
*NCI Building Systems, Inc.	16,195	31,904
*NN, Inc.	15,505	61,555
Nordson Corp.	29,953	1,693,543
Norfolk Southern Corp.	159,358	7,499,387
*North American Galvanizing & Coating, Inc.	26,226	132,704
Northrop Grumman Corp.	134,779	7,628,491
#*Northwest Pipe Co.	11,079	265,010
#*Ocean Power Technologies, Inc.	6,900	41,607
*Old Dominion Freight Line, Inc.	42,594	1,171,335
Omega Flex, Inc.	8,600	91,074
*On Assignment, Inc.	42,943	299,742
*Orbital Sciences Corp.	53,775	850,183
*Orion Energy Systems, Inc.	6,759	32,173
*Orion Marine Group, Inc.	19,634	371,672
Oshkosh Truck Corp. Class B	65,311	2,355,768
Otter Tail Corp.	28,854	623,246
*Owens Corning, Inc.	177,364	4,563,576
*P.A.M. Transportation Services, Inc.	8,286	84,020
#Paccar, Inc.	41,424	1,492,507
*Pacer International, Inc.	33,338	100,014
Pall Corp.	20,800	716,976
*Paragon Technologies, Inc.	900	2,115
Parker Hannifin Corp.	64,007	3,578,631
*Park-Ohio Holdings Corp.	24,610	224,935
*Patrick Industries, Inc.	3,787	9,733
*Patriot Transportation Holding, Inc.	2,676	238,405
*Pemco Aviation Group Inc.	1,411	1,926
Pentair, Inc.	97,003	2,962,472
*PGT, Inc.	10,888	20,905
*Pike Electric Corp.	43,082	375,675
*Pinnacle Airlines Corp.	26,510	201,741
#Pitney Bowes, Inc.	40,358	844,289
*Plug Power, Inc.	63,903	37,064
*PMFG, Inc.	15,743	239,451
*Polypore International, Inc.	46,468	624,065
Portec Rail Products, Inc.	9,607	104,908
*Powell Industries, Inc.	12,700	370,967
#*Power-One, Inc.	110,075	348,938
*PowerSecure International, Inc.	39,354	258,949
Precision Castparts Corp.	15,838	1,666,950
Preformed Line Products Co.	5,198	187,388
*PRGX Global, Inc.	6,100	35,075
*Protection One, Inc.	21,013	181,762
Providence & Worcester Railroad Co.	2,007	24,395
*Quality Distribution, Inc.	42,738	172,234
Quanex Building Products Corp.	44,808	720,513
*Quanta Services, Inc.	133,922	2,440,059
*Quixote Corp.	9,180	58,385
R. R. Donnelley & Sons Co.	157,200	3,115,704
#Raven Industries, Inc.	18,007	514,640
#Raytheon Co.	116,144	6,089,430
*RBC Bearings, Inc.	27,184	631,756
*RCM Technologies, Inc.	8,789	22,851
#Regal-Beloit Corp.	42,561	2,017,391
*Republic Airways Holdings, Inc.	24,185	118,265
Republic Services, Inc.	158,758	4,253,127
*Resources Connection, Inc.	44,994	803,593
Robbins & Myers, Inc.	38,324	851,559

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Robert Half International, Inc.	15,800	$425,336
#Rockwell Automation, Inc.	56,164	2,709,351
Rockwell Collins, Inc.	21,900	1,164,861
Rollins, Inc.	26,517	521,855
Roper Industries, Inc.	53,906	2,699,612
*RSC Holdings, Inc.	108,274	777,407
*Rush Enterprises, Inc. Class A	26,858	305,107
*Rush Enterprises, Inc. Class B	8,637	85,852
Ryder System, Inc.	77,455	2,819,362
*Saia, Inc.	700	8,400
*Sauer-Danfoss, Inc.	50,498	574,162
Schawk, Inc.	30,926	398,327
#*School Specialty, Inc.	22,624	499,764
Seaboard Corp.	766	942,180
Servotronics, Inc.	1,473	13,846
*Shaw Group, Inc.	98,687	3,186,603
SIFCO Industries, Inc.	5,235	65,804
Simpson Manufacturing Co., Inc.	58,401	1,440,169
SkyWest, Inc.	114,028	1,668,230
*SL Industries, Inc.	11,694	99,399
*SmartPros, Ltd.	1,451	4,592
Southwest Airlines Co.	672,807	7,622,903
*Sparton Corp.	7,667	47,535
*Spherion Corp.	33,885	191,111
*Spherix, Inc.	5,849	7,311
*Spire Corp.	8,319	36,687
#*Spirit AeroSystems Holdings, Inc. Class A	81,718	1,752,851
SPX Corp.	53,341	2,903,884
*Standard Parking Corp.	15,754	255,687
#Standard Register Co.	27,436	145,960
Standex International Corp.	14,250	325,042
*Stanley, Inc.	25,312	662,668
Steelcase, Inc. Class A	91,596	648,500
#*Stericycle, Inc.	14,710	778,600
*Sterling Construction Co., Inc.	16,560	314,971
Sun Hydraulics, Inc.	19,551	437,551
#*SunPower Corp. Class A	36,400	742,196
*SunPower Corp. Class B	24,600	456,822
Superior Uniform Group, Inc.	12,533	127,962
*Supreme Industries, Inc.	6,014	15,456
*Sykes Enterprises, Inc.	50,869	1,219,839
*Sypris Solutions, Inc.	17,520	51,509
TAL International Group, Inc.	36,180	510,138
*Taser International, Inc.	69,324	390,987
*Team, Inc.	22,147	395,102
*Tech/Ops Sevcon, Inc.	1,585	4,200
Technology Research Corp.	3,325	11,671
*Tecumseh Products Co. Class A	11,200	124,096
*Tecumseh Products Co. Class B	3,298	37,267
*Teledyne Technologies, Inc.	41,260	1,537,348
Tennant Co.	20,988	502,243
#*Terex Corp.	119,953	2,345,081
*Tetra Tech, Inc.	41,477	939,039
#Textainer Group Holdings, Ltd.	53,628	913,821
#Textron, Inc.	119,444	2,332,741
*Thomas & Betts Corp.	75,300	2,542,128
*Thomas Group, Inc.	3,648	2,298
Timken Co.	122,044	2,735,006
#Titan International, Inc.	37,475	290,806
*Titan Machinery, Inc.	20,300	223,706
Todd Shipyards Corp.	5,739	85,855

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Toro Co.	25,520	$994,004
Towers Watson & Co.	39,256	1,712,739
*Trailer Bridge, Inc.	8,912	47,144
TransDigm Group, Inc.	46,155	2,227,902
*TRC Cos., Inc.	17,462	46,973
Tredegar Industries, Inc.	33,747	546,026
#*Trex Co., Inc.	20,523	316,465
*Trimas Corp.	38,211	226,209
#Trinity Industries, Inc.	96,583	1,510,558
Triumph Group, Inc.	19,703	1,003,474
*TrueBlue, Inc.	53,170	771,497
*Tufco Technologies, Inc.	2,398	7,913
#*Tutor Perini Corp.	44,606	850,190
Twin Disc, Inc.	22,040	212,245
Tyco International, Ltd.	25,300	896,379
*U.S. Home Systems, Inc.	4,473	10,020
*UAL Corp.	105,700	1,292,711
*Ultralife Corp.	19,679	75,567
Union Pacific Corp.	207,475	12,552,238
*United Capital Corp.	7,411	175,270
United Parcel Service, Inc.	62,230	3,595,027
*United Rentals, Inc.	71,879	575,751
*United Stationers, Inc.	29,016	1,583,113
United Technologies Corp.	95,574	6,449,334
Universal Forest Products, Inc.	23,050	782,317
*Universal Security Instruments, Inc.	1,124	6,081
Universal Truckload Services, Inc.	18,632	313,763
*UQM Technologies, Inc.	10,414	49,675
*URS Corp.	62,404	2,800,692
#*US Airways Group, Inc.	93,559	496,798
*USA Truck, Inc.	14,166	174,950
#*USG Corp.	121,001	1,453,222
UTI Worldwide, Inc.	67,057	920,693
Valmont Industries, Inc.	11,901	826,643
*Valpey Fisher Corp.	1,658	2,338
*Versar, Inc.	15,761	49,962
Viad Corp.	25,279	498,755
*Vicor Corp.	34,752	300,952
Virco Manufacturing Corp.	9,116	32,179
*Volt Information Sciences, Inc.	23,850	221,566
VSE Corp.	6,267	317,549
#W.W. Grainger, Inc.	12,900	1,280,712
*Wabash National Corp.	40,637	120,286
Wabtec Corp.	40,430	1,549,682
*Waste Connections, Inc.	71,093	2,287,062
#Waste Management, Inc.	74,088	2,374,520
*Waste Services, Inc.	12,100	109,868
Watsco, Inc. Class A	27,921	1,339,091
Watsco, Inc. Class B	2,096	102,075
Watts Water Technologies, Inc.	39,180	1,133,477
*WCA Waste Corp.	14,393	59,011
#Werner Enterprises, Inc.	91,367	1,807,239
#*WESCO International, Inc.	48,619	1,347,719
*Willdan Group, Inc.	4,647	11,478
*Willis Lease Finance Corp.	6,970	114,935
Woodward Governor Co.	69,225	1,760,392
*Xenonics Holdings, Inc.	1,564	1,455
#*YRC Worldwide, Inc.	36,800	34,224

Total Industrials		541,957,222

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (12.5%)
*3Com Corp.	821,919	$6,123,297
#*3PAR, Inc.	19,100	184,697
Accenture, Ltd.	36,553	1,498,307
*ACI Worldwide, Inc.	32,356	518,020
*Acme Packet, Inc.	53,999	558,890
*Acorn Energy, Inc.	12,205	76,525
*Actel Corp.	30,545	336,606
*ActivIdentity Corp.	45,606	103,982
*Activision Blizzard, Inc.	532,048	5,405,608
*Actuate Corp.	60,260	300,697
*Acxiom Corp.	91,733	1,410,854
*Adaptec, Inc.	155,522	472,787
#*ADC Telecommunications, Inc.	115,900	615,429
*ADDvantage Technologies Group, Inc.	6,246	13,429
*Adept Technology, Inc.	1,264	4,083
*Adobe Systems, Inc.	50,839	1,642,100
#Adtran, Inc.	56,267	1,192,860
*Advanced Analogic Technologies, Inc.	54,400	181,696
*Advanced Energy Industries, Inc.	49,835	653,835
*Advanced Micro Devices, Inc.	577,636	4,309,165
*Advanced Photonix, Inc.	1,915	1,379
*Advent Software, Inc.	21,277	803,207
*Aehr Test Systems	5,860	10,665
*Aetrium, Inc.	6,465	17,132
*Affiliated Computer Services, Inc. Class A	49,116	3,021,616
*Agilent Technologies, Inc.	62,455	1,750,614
Agilysys, Inc.	3,500	29,400
*Airspan Networks, Inc.	966	270
*Airvana, Inc.	78,564	594,729
#*Akamai Technologies, Inc.	80,977	2,000,132
#*Alliance Data Systems Corp.	10,350	615,411
#Altera Corp.	36,704	782,529
*Amdocs, Ltd.	110,171	3,149,789
American Software, Inc. Class A	45,028	246,753
#*Amkor Technology, Inc.	62,388	354,988
Amphenol Corp.	24,500	976,080
*Amtech Systems, Inc.	7,496	78,033
*Anadigics, Inc.	72,100	261,002
Analog Devices, Inc.	29,500	795,320
*Analysts International Corp.	500	240
*Anaren, Inc.	16,453	211,092
#*Anixter International, Inc.	41,780	1,741,390
#*Ansys, Inc.	29,492	1,234,535
*AOL, Inc.	45,967	1,101,829
*Apple, Inc.	72,936	14,012,464
Applied Materials, Inc.	162,595	1,980,407
*Applied Micro Circuits Corp.	85,598	627,433
*ArcSight, Inc.	10,300	244,625
*Ariba, Inc.	105,662	1,330,285
*Arris Group, Inc.	148,630	1,492,245
*Arrow Electronics, Inc.	134,963	3,545,478
*Art Technology Group, Inc.	89,600	401,408
*Aruba Networks, Inc.	40,558	421,398
*Aspen Technology, Inc.	40,510	372,692
Astro-Med, Inc.	4,801	34,807
#*Atheros Communications, Inc.	64,190	2,058,573
*Atmel Corp.	445,219	2,065,816
#*ATMI, Inc.	36,800	617,504
*AuthenTec, Inc.	21,400	54,784
*Authentidate Holding Corp.	2,476	2,526
*Autobytel, Inc.	18,788	20,479

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Autodesk, Inc.	41,500	$987,285
Automatic Data Processing, Inc.	46,322	1,889,474
*Aviat Networks, Inc.	55,768	400,972
*Avid Technology, Inc.	37,133	468,990
*Avnet, Inc.	174,190	4,605,584
AVX Corp.	237,991	2,827,333
*Aware, Inc.	15,724	40,096
*Axcelis Technologies, Inc.	63,300	94,950
*AXT, Inc.	29,251	84,828
Bel Fuse, Inc. Class A	4,354	75,498
Bel Fuse, Inc. Class B	12,011	227,849
*Bell Microproducts, Inc.	6,025	27,233
*Benchmark Electronics, Inc.	82,196	1,497,611
*BigBand Networks, Inc.	66,036	207,353
Black Box Corp.	35,024	962,810
Blackbaud, Inc.	36,337	810,315
*Blackboard, Inc.	20,022	789,067
#*Blue Coat Systems, Inc.	40,763	1,004,808
*BMC Software, Inc.	33,122	1,279,834
*Bottomline Technologies, Inc.	29,393	508,499
*Brightpoint, Inc.	96,195	561,779
*Broadcom Corp.	86,283	2,305,482
Broadridge Financial Solutions, Inc.	34,218	743,215
#*BroadVision, Inc.	1,483	19,338
*Brocade Communications Systems, Inc.	268,218	1,842,658
*Brooks Automation, Inc.	70,392	587,069
*Bsquare Corp.	8,667	21,321
CA, Inc.	231,992	5,113,104
*Cabot Microelectronics Corp.	28,025	985,079
*CACI International, Inc. Class A	36,595	1,755,462
*Cadence Design Systems, Inc.	106,862	620,868
*CalAmp Corp.	16,000	46,400
*Callidus Software, Inc.	30,494	97,581
*Cascade Microtech, Inc.	12,119	52,475
Cass Information Systems, Inc.	9,830	295,883
*Cavium Networks, Inc.	18,040	389,844
*CEVA, Inc.	24,265	288,511
*Checkpoint Systems, Inc.	53,496	858,076
*Chordiant Software, Inc.	33,240	122,988
*Chyron International Corp.	4,578	9,980
*Ciber, Inc.	18,048	58,295
#*Ciena Corp.	105,772	1,348,593
*Cinedigm Digital Cinema Corp.	14,864	21,553
*Cirrus Logic, Inc.	94,229	642,642
*Cisco Sytems, Inc.	628,869	14,130,686
*Citrix Systems, Inc.	53,025	2,203,189
*Clearfield, Inc.	11,798	23,596
*Cogent, Inc.	87,640	905,321
Cognex Corp.	47,465	777,002
*Cognizant Technology Solutions Corp.	44,750	1,953,785
*Coherent, Inc.	10,140	300,955
Cohu, Inc.	31,343	405,892
*Comarco, Inc.	1,442	3,749
#*CommScope, Inc.	91,126	2,479,538
Communications Systems, Inc.	17,110	203,780
*CommVault Systems, Inc.	18,798	398,330
#*Compellent Technologies, Inc.	6,000	119,280
*Computer Sciences Corp.	129,068	6,621,188
*Computer Task Group, Inc.	8,087	57,013
*Compuware Corp.	241,548	1,833,349
*comScore, Inc.	26,653	361,681

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Comtech Telecommunications Corp.	26,504	$937,181
*Comverge, Inc.	18,880	185,402
#*Concur Technologies, Inc.	19,300	765,245
*Concurrent Computer Corp.	8,814	37,812
*Conexant Systems, Inc.	47,900	182,978
#*Constant Contact, Inc.	12,700	224,028
*Convergys Corp.	146,117	1,563,452
Corning, Inc.	221,768	4,009,565
*CPI International, Inc.	18,967	212,430
*Cray, Inc.	40,800	192,576
*Cree, Inc.	102,735	5,743,914
*CSG Systems International, Inc.	28,100	545,421
*CSP, Inc.	2,797	10,433
CTS Corp.	1,700	12,937
*CyberOptics Corp.	7,425	53,906
#*CyberSource Corp.	82,423	1,490,208
*Cymer, Inc.	36,650	1,149,710
*Cypress Semiconductor Corp.	138,226	1,389,171
#Daktronics, Inc.	40,708	317,929
*Datalink Corp.	10,638	48,722
*Dataram Corp.	6,153	17,167
*DDi Corp.	16,587	71,490
#*DealerTrack Holdings, Inc.	48,145	865,166
*Dell, Inc.	170,350	2,197,515
*Deltek, Inc.	10,901	80,885
*DemandTec, Inc.	4,800	28,512
*DG FastChannel, Inc.	27,143	739,647
*Dice Holdings, Inc.	48,071	274,485
Diebold, Inc.	59,535	1,581,845
*Digi International, Inc.	30,300	290,880
*Digimarc Corp.	7,924	124,486
#*Digital River, Inc.	37,014	930,162
*Diodes, Inc.	49,855	831,581
*Ditech Networks, Inc.	24,475	30,838
*DivX, Inc.	35,812	201,263
*Dolby Laboratories, Inc.	9,000	452,970
*Dot Hill Systems Corp.	32,106	52,975
*Double-Take Software, Inc.	24,321	248,317
*DSP Group, Inc.	31,722	218,565
*DST Systems, Inc.	46,000	2,085,180
*DTS, Inc.	17,676	500,231
*Dynamics Research Corp.	10,821	121,412
EarthLink, Inc.	130,830	1,061,031
*eBay, Inc.	127,856	2,943,245
#*Ebix, Inc.	13,170	190,702
#*Echelon Corp.	42,855	363,839
*EchoStar Corp.	40,374	775,181
*EDGAR Online, Inc.	3,500	5,075
*Edgewater Technology, Inc.	8,788	26,364
*EFJohnson Technologies, Inc.	13,208	12,944
*Elecsys Corp.	376	1,260
Electro Rent Corp.	33,209	388,213
*Electro Scientific Industries, Inc.	19,074	213,820
*Electronic Arts, Inc.	163,347	2,659,289
*Electronics for Imaging, Inc.	63,833	739,824
*Elixir Gaming Technologies, Inc.	27,028	7,298
*eLoyalty Corp.	3,943	24,368
*EMC Corp.	428,850	7,148,930
#*EMCORE Corp.	25,136	23,879
*EMS Technologies, Inc.	20,613	264,259
*Emulex Corp.	98,974	1,112,468

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Endwave Corp.	5,844	$14,142
*Entegris, Inc.	216,242	787,121
*Entorian Technologies, Inc.	1,977	8,145
*Entropic Communications, Inc.	82,042	286,327
*Epicor Software Corp.	72,540	556,382
*EPIQ Systems, Inc.	39,547	472,587
*ePlus, Inc.	5,184	81,492
#*Equinix, Inc.	15,100	1,453,073
*Euronet Worldwide, Inc.	61,865	1,263,283
*Exar Corp.	54,082	380,196
*ExlService Holdings, Inc.	35,014	635,504
*Extreme Networks	98,080	242,258
*F5 Networks, Inc.	22,500	1,112,175
FactSet Research Systems, Inc.	15,044	947,772
#Fair Isaac Corp.	57,154	1,253,387
*Fairchild Semiconductor Corp. Class A	120,957	1,086,194
*FalconStor Software, Inc.	50,770	175,664
*Faro Technologies, Inc.	18,917	341,830
*FEI Co.	45,594	948,355
Fidelity National Information Services, Inc.	231,486	5,453,810
#*Finisar Corp.	31,612	325,604
*Fiserv, Inc.	87,933	3,960,502
*FLIR Systems, Inc.	23,287	688,829
#*FormFactor, Inc.	58,738	908,677
*Forrester Research, Inc.	27,630	748,497
*Frequency Electronics, Inc.	5,150	25,647
*FSI International, Inc.	15,520	37,248
*Gartner Group, Inc.	34,600	740,440
*Geeknet, Inc.	29,414	37,650
*Gerber Scientific, Inc.	25,123	123,103
*GigOptix, Inc.	1,468	3,053
*Global Cash Access, Inc.	68,487	554,745
Global Payments, Inc.	8,583	381,944
*Globecomm Systems, Inc.	22,656	164,709
*Google, Inc.	21,280	11,266,058
*GSE Systems, Inc.	4,813	25,172
#*GSI Commerce, Inc.	43,837	997,730
*GSI Technology, Inc.	24,793	110,577
*GTSI Corp.	7,192	39,268
*Guidance Software, Inc.	18,641	98,797
*Hackett Group, Inc.	40,480	93,914
*Harmonic, Inc.	101,401	615,504
Harris Corp.	61,633	2,645,288
*Hauppauge Digital, Inc.	6,000	4,318
Heartland Payment Systems, Inc.	35,520	506,870
*Henry Bros. Electronics, Inc.	3,591	15,459
•*Here Media, Inc.	300	—
•*Here Media, Inc. Special Shares	300	—
*Hewitt Associates, Inc. Class A	54,500	2,151,660
Hewlett-Packard Co.	421,467	19,838,452
*Hittite Microwave Corp.	16,254	604,324
*Hughes Communications, Inc.	20,207	523,159
*Hutchinson Technology, Inc.	31,174	209,801
*Hypercom Corp.	64,344	220,700
*I.D. Systems, Inc.	7,877	22,607
*IAC/InterActiveCorp	165,687	3,326,995
#*ICx Technologies, Inc.	2,103	14,427
*IEC Electronics Corp.	7,314	32,767
iGATE Corp.	62,975	636,048
*iGo, Inc.	16,000	19,200
*Ikanos Communications, Inc.	23,895	51,374

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Imation Corp.	42,713	$381,854
Imergent, Inc.	9,526	54,298
*Immersion Corp.	29,299	129,795
*Infinera Corp.	85,543	585,970
*infoGROUP, Inc.	68,395	527,325
#*Informatica Corp.	47,405	1,123,024
*InfoSpace, Inc.	45,338	420,283
*Ingram Micro, Inc.	220,604	3,728,208
*Innodata Isogen, Inc.	29,908	154,325
*Insight Enterprises, Inc.	91,174	1,049,413
*Integral Systems, Inc.	34,703	257,496
*Integrated Device Technology, Inc.	204,306	1,158,415
*Integrated Silicon Solution, Inc.	23,865	137,701
Intel Corp.	623,464	12,095,202
*Intellicheck Mobilisa, Inc.	1,985	5,598
*Interactive Intelligence, Inc.	16,973	293,633
#*InterDigital, Inc.	20,100	498,279
*Intermec, Inc.	74,596	989,889
*Internap Network Services Corp.	59,872	266,430
International Business Machines Corp.	91,559	11,205,906
*International Rectifier Corp.	86,681	1,563,725
*Internet Brands, Inc.	36,543	286,132
*Internet Capital Group, Inc.	34,386	214,225
*Interphase Corp.	4,472	11,851
Intersil Corp.	148,395	1,998,881
*Intest Corp.	3,806	5,557
*Intevac, Inc.	25,200	358,596
*IntriCon Corp.	8,894	26,682
#*Intuit, Inc.	34,988	1,035,995
*INX, Inc.	8,681	49,916
iPass, Inc.	54,396	60,380
*IPG Photonics Corp.	49,988	719,827
*Isilon Systems, Inc.	25,423	157,368
*Iteris, Inc.	19,864	26,816
#*Itron, Inc.	47,660	2,932,996
*Ixia	81,787	606,860
*IXYS Corp.	36,812	256,212
*j2 Global Communications, Inc.	22,378	459,644
Jabil Circuit, Inc.	271,153	3,926,295
Jack Henry & Associates, Inc.	55,800	1,225,368
*JDA Software Group, Inc.	44,355	1,162,533
*JDS Uniphase Corp.	251,104	1,973,677
#*Juniper Networks, Inc.	94,858	2,355,324
Keithley Instruments, Inc.	12,790	69,450
*Kemet Corp.	4,300	6,278
*Kenexa Corp.	26,002	257,940
*KEY Tronic Corp.	7,752	37,442
Keynote Systems, Inc.	11,812	114,222
KLA-Tencor Corp.	86,852	2,449,226
*Knot, Inc. (The)	41,151	376,532
*Kopin Corp.	79,070	324,978
*Kulicke & Soffa Industries, Inc.	83,809	386,359
*KVH Industries, Inc.	15,592	202,696
#*L-1 Identity Solutions, Inc.	172,346	1,290,872
#*Lam Research Corp.	67,500	2,228,175
*LaserCard Corp.	12,022	74,056
*Lattice Semiconductor Corp.	124,300	321,937
*Lawson Software, Inc.	229,365	1,389,952
*Leadis Technolgies, Inc.	19,431	3,303
*LeCroy Corp.	9,674	37,245
Lender Processing Services, Inc.	31,117	1,206,095

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Lexmark International, Inc.	79,200	$2,042,568
*Limelight Networks, Inc.	79,559	278,456
Linear Technology Corp.	47,472	1,239,019
*Lionbridge Technologies, Inc.	36,384	84,411
*Liquidity Services, Inc.	33,314	352,129
*Littlefuse, Inc.	26,372	792,742
*LoJack Corp.	17,770	76,056
*LookSmart, Ltd.	14,472	14,038
#*LoopNet, Inc.	41,716	391,296
#*Loral Space & Communications, Inc.	21,000	597,870
*LSI Corp.	368,199	1,837,313
*LTX-Credence Corp.	77,003	193,278
*Mace Security International, Inc.	2,449	2,302
#*Magma Design Automation, Inc.	42,000	101,220
*Management Network Group, Inc.	8,535	3,841
#*Manhattan Associates, Inc.	37,372	783,691
*ManTech International Corp. Class A	17,431	835,119
Marchex, Inc. Class B	27,200	149,328
*Mastech Holdings, Inc.	2,854	13,842
#MasterCard, Inc. Class A	9,835	2,457,766
*Mattson Technology, Inc.	51,100	168,630
#Maxim Integrated Products, Inc.	148,169	2,589,994
Maximus, Inc.	29,400	1,407,084
#*Maxwell Technologies, Inc.	21,738	317,375
*McAfee, Inc.	23,700	893,490
*Measurement Specialties, Inc.	12,775	152,278
*MEMC Electronic Materials, Inc.	111,137	1,398,103
*MEMSIC, Inc.	11,372	36,618
*Mentor Graphics Corp.	113,117	907,198
*Mercury Computer Systems, Inc.	28,116	335,705
#*Merix Corp.	15,084	36,352
*Merrimac Industries, Inc.	3,498	55,933
Mesa Laboratories, Inc.	2,524	67,113
Methode Electronics, Inc.	44,091	484,560
Micrel, Inc.	63,700	475,839
#Microchip Technology, Inc.	68,250	1,761,532
*Micron Technology, Inc.	517,749	4,514,771
*MICROS Systems, Inc.	71,100	2,032,038
*Microsemi Corp.	94,350	1,409,589
Microsoft Corp.	730,054	20,572,922
*MicroStrategy, Inc.	5,319	498,497
*Microtune, Inc.	56,335	125,064
*Mindspeed Technologies, Inc.	12,006	75,878
*MIPS Technologies, Inc.	48,713	188,032
*MKS Instruments, Inc.	56,561	938,913
Mocon, Inc.	8,521	83,421
*ModusLink Global Solutions, Inc.	52,222	530,053
Molex, Inc.	12,787	257,786
Molex, Inc. Class A	59,243	1,044,454
*MoneyGram International, Inc.	71,700	215,100
*Monolithic Power Systems, Inc.	18,670	384,975
*Monotype Imaging Holdings, Inc.	18,534	167,362
*MoSys, Inc.	31,018	139,271
*Motorola, Inc.	916,736	5,637,926
*Move, Inc.	59,975	104,956
MTS Systems Corp.	24,501	630,411
*Multi-Fineline Electronix, Inc.	31,136	743,216
#*Nanometrics, Inc.	21,314	185,432
*Napco Security Technologies, Inc.	11,922	24,917
#National Instruments Corp.	18,300	537,837
#National Semiconductor Corp.	38,652	512,526

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*NCI, Inc.	8,041	$239,622
*NCR Corp.	148,754	1,780,585
*NetApp, Inc.	41,900	1,220,547
*Netezza Corp.	39,891	362,609
*NETGEAR, Inc.	43,669	901,328
*NetLogic Microsystems, Inc.	16,300	667,648
*NetScout Systems, Inc.	49,393	693,478
*NetSuite, Inc.	13,038	205,870
*Network Engines, Inc.	14,793	21,598
*Network Equipment Technologies, Inc.	34,316	154,079
*NeuStar, Inc.	26,940	605,072
*Newport Corp.	17,390	147,989
Newtek Business Services, Inc.	14,356	13,638
*NextWave Wireless, Inc.	70,912	31,868
NIC, Inc.	37,300	316,304
*Novatel Wireless, Inc.	35,698	267,021
*Novell, Inc.	463,986	2,074,017
#*Novellus Systems, Inc.	131,268	2,743,501
*Nu Horizons Electronics Corp.	18,200	74,620
#*Nuance Communications, Inc.	139,429	2,094,224
*NumereX Corp. Class A	7,591	33,932
#*Nvidia Corp.	70,345	1,082,610
O.I. Corp.	3,195	25,304
*Occam Networks, Inc.	44,139	231,288
*Oclaro, Inc.	87,700	144,705
*OmniVision Technologies, Inc.	58,695	757,166
#*ON Semiconductor Corp.	237,423	1,711,820
*On2 Technologies, Inc.	6,200	4,216
*Online Resources Corp.	33,621	162,389
*Onvia, Inc.	8,196	59,257
*Openwave Systems, Inc.	96,416	215,008
*Oplink Communications, Inc.	24,318	361,122
OPNET Technologies, Inc.	24,428	287,029
*Opnext, Inc.	23,303	44,043
*Optical Cable Corp.	2,145	7,679
Oracle Corp.	435,610	10,045,167
*ORBCOMM, Inc.	34,673	79,054
*OSI Systems, Inc.	22,669	600,048
*Overland Storage, Inc.	1,366	2,554
#*Palm, Inc.	90,703	942,404
*PAR Technology Corp.	12,700	73,533
*Parametric Technology Corp.	110,319	1,826,883
Park Electrochemical Corp.	25,096	658,770
#*ParkerVision, Inc.	7,328	11,725
#Paychex, Inc.	32,300	936,377
*PC Connection, Inc.	30,658	196,211
*PC Mall, Inc.	12,475	63,747
*PC-Tel, Inc.	30,780	178,832
*PDF Solutions, Inc.	28,068	111,149
Pegasystems, Inc.	34,888	1,160,026
*Perceptron, Inc.	4,795	15,104
*Perficient, Inc.	36,755	356,891
*Performance Technologies, Inc.	5,123	14,447
*Pericom Semiconductor Corp.	28,376	249,709
*Pervasive Software, Inc.	16,503	84,495
*Phoenix Technologies, Ltd.	18,744	59,044
*Photronics, Inc.	62,700	241,395
*Pinnacle Data Systems, Inc.	700	329
*Pixelworks, Inc.	15,200	45,296
*Planar Systems, Inc.	15,155	34,099
#Plantronics, Inc.	58,620	1,548,740

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PLATO Learning, Inc.	8,994	$37,055
*Plexus Corp.	48,095	1,635,711
*PLX Technology, Inc.	37,610	166,988
*PMC-Sierra, Inc.	189,485	1,506,406
*Polycom, Inc.	96,868	2,172,749
Power Integrations, Inc.	32,400	1,011,204
*Presstek, Inc.	36,036	101,982
•*Price Communications Liquidation Trust	11,700	1,598
*Procera Networks, Inc.	2,831	1,472
*Progress Software Corp.	49,064	1,380,170
*PROS Holdings, Inc.	900	7,155
QAD, Inc.	33,293	182,446
#*QLogic Corp.	112,700	1,937,313
QUALCOMM, Inc.	130,305	5,106,653
Qualstar Corp.	8,170	18,056
*Quantum Corp.	34,400	88,064
*Quest Software, Inc.	123,231	2,122,038
*QuickLogic Corp.	21,500	49,235
*Radiant Systems, Inc.	38,285	442,192
*RadiSys Corp.	28,903	217,062
*RAE Systems, Inc.	36,268	29,377
*Rainmaker Systems, Inc.	17,083	24,770
#*Rambus, Inc.	42,072	923,060
*Ramtron International Corp.	17,623	32,603
*RealNetworks, Inc.	158,586	669,233
*Red Hat, Inc.	67,818	1,846,006
*Relm Wireless Corp.	11,400	35,682
Renaissance Learning, Inc.	23,551	313,464
#*RF Micro Devices, Inc.	257,779	992,449
*RF Monolithics, Inc.	3,095	4,333
Richardson Electronics, Ltd.	15,650	120,036
*RightNow Technologies, Inc.	16,674	266,617
*Rimage Corp.	12,713	189,551
*Riverbed Technology, Inc.	27,770	622,603
*Rofin-Sinar Technologies, Inc.	34,420	753,454
*Rogers Corp.	19,428	465,106
#*Rovi Corp.	125,617	3,626,563
#*Rubicon Technology, Inc.	23,775	375,170
*Rudolph Technologies, Inc.	37,452	234,824
*S1 Corp.	107,107	640,500
*Saba Software, Inc.	29,995	145,176
#*SAIC, Inc.	3,100	56,823
*Salary.com, Inc.	12,600	28,224
#*Salesforce.com, Inc.	22,400	1,423,520
#*Sandisk Corp.	134,822	3,427,175
*Sanmina-SCI Corp.	69,953	923,380
*Sapient Corp.	131,388	1,018,257
*SAVVIS, Inc.	51,966	817,945
*ScanSource, Inc.	30,536	862,947
*Scientific Learning Corp.	11,264	63,078
*SCM Microsystems, Inc.	7,351	15,070
*SeaChange International, Inc.	39,019	252,453
*Seagate Technology LLC	61,282	1,025,248
*Semtech Corp.	72,495	1,085,975
Servidyne, Inc.	850	1,534
*ShoreTel, Inc.	53,464	283,894
#*Sigma Designs, Inc.	27,650	307,192
*Silicon Graphics International Corp.	35,130	281,391
*Silicon Image, Inc.	79,721	192,128
*Silicon Laboratories, Inc.	42,100	1,778,304
*Silicon Storage Technology, Inc.	90,288	241,069

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Simulations Plus, Inc.	4,400	$7,348
*Skyworks Solutions, Inc.	173,123	2,196,931
*Smart Modular Technologies (WWH), Inc.	70,919	431,188
*Smith Micro Software, Inc.	37,947	294,089
Solera Holdings, Inc.	6,200	205,282
*Sonic Foundry, Inc.	619	3,404
#*Sonic Solutions, Inc.	56,104	480,250
*SonicWALL, Inc.	74,046	564,231
*Sonus Networks, Inc.	158,865	335,205
*Soundbite Communications, Inc.	1,500	4,020
*Sourcefire, Inc.	28,664	597,644
*Spark Networks, Inc.	16,048	47,502
*Spectrum Control, Inc.	13,731	141,704
*SRA International, Inc.	52,072	896,680
*SRS Labs, Inc.	16,310	113,354
*Standard Microsystems Corp.	26,157	521,832
*StarTek, Inc.	15,481	114,559
#*STEC, Inc.	50,415	706,818
#*Stratasys, Inc.	26,638	612,674
*SuccessFactors, Inc.	50,866	829,116
*Super Micro Computer, Inc.	37,736	466,794
*Supertex, Inc.	15,688	375,728
*Support.com, Inc.	52,230	129,530
*Switch & Data Facilities Co., Inc.	18,330	335,072
#*Sybase, Inc.	32,300	1,313,641
Sycamore Networks, Inc.	32,034	621,139
*Symantec Corp.	267,735	4,538,108
*Symmetricom, Inc.	48,752	248,635
*Symyx Technologies, Inc.	38,461	189,997
#*Synaptics, Inc.	16,500	417,615
*Synchronoss Technologies, Inc.	32,953	552,292
*SYNNEX Corp.	40,233	1,064,968
#*Synopsys, Inc.	118,738	2,525,557
Syntel, Inc.	16,632	559,168
#*Take-Two Interactive Software, Inc.	88,425	820,584
*Taleo Corp. Class A	26,300	534,153
*Tech Data Corp.	59,857	2,439,173
Technitrol, Inc.	44,041	197,304
*TechTarget, Inc.	9,665	51,224
*TechTeam Global, Inc.	10,116	74,454
*Techwell, Inc.	25,460	275,223
#*Tekelec	81,099	1,214,863
#*TeleCommunication Systems, Inc.	29,775	260,829
*TeleTech Holdings, Inc.	60,147	1,145,199
*Tellabs, Inc.	553,536	3,559,236
*Telular Corp.	12,364	53,660
*Teradata Corp.	25,280	707,082
#*Teradyne, Inc.	179,413	1,675,717
#*Terremark Worldwide, Inc.	66,946	547,618
Tessco Technologies, Inc.	9,417	175,627
*Tessera Technologies, Inc.	60,246	1,034,424
Texas Instruments, Inc.	134,566	3,027,735
TheStreet.com, Inc.	27,170	86,129
#*THQ, Inc.	78,822	397,263
*TIBCO Software, Inc.	201,978	1,809,723
*Tier Technologies, Inc. Class B	20,570	158,389
*TiVo, Inc.	51,458	464,151
*TNS, Inc.	11,212	256,755
*Tollgrade Communications, Inc.	9,184	57,124
#Total System Services, Inc.	27,350	391,378
*Track Data Corp.	642	2,003

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Transact Technologies, Inc.	9,543	$68,519
*TranSwitch Corp.	1,860	2,883
*Travelzoo, Inc.	7,109	76,280
*Trident Microsystems, Inc.	22,800	41,496
*Trimble Navigation, Ltd.	94,314	2,158,847
*Trio-Tech International	1,787	7,112
*Triquint Semiconductor, Inc.	179,096	1,074,576
TSR, Inc.	1,503	3,577
*TTM Technologies, Inc.	49,980	517,293
Tyco Electronics, Ltd.	152,500	3,794,200
#*Tyler Technologies, Inc.	44,362	830,900
#*Ultimate Software Group, Inc.	11,289	337,541
*Ultra Clean Holdings, Inc.	24,245	156,623
*Ultratech, Inc.	28,900	394,196
*Unica Corp.	22,707	179,839
*Unisys Corp.	17,510	505,864
United Online, Inc.	100,531	635,356
*Universal Display Corp.	20,467	230,663
*UTStarcom, Inc.	106,714	230,502
*ValueClick, Inc.	91,143	843,073
*Varian Semiconductor Equipment Associates, Inc.	29,237	857,521
#*Veeco Instruments, Inc.	34,248	1,089,771
*VeriFone Holdings, Inc.	62,553	1,112,818
*VeriSign, Inc.	39,976	915,850
#*Vertro, Inc.	20,500	7,583
*Viasat, Inc.	38,582	1,054,446
*Vicon Industries, Inc.	3,400	18,496
*Video Display Corp.	10,670	40,333
*Virage Logic Corp.	23,444	130,583
#*Virnetx Holding Corp.	18,912	57,114
*Virtusa Corp.	26,656	237,505
#Visa, Inc.	44,800	3,674,944
*Vishay Intertechnology, Inc.	344,460	2,597,228
#*VistaPrint NV	17,300	968,973
*VMware, Inc. Class A	8,700	395,067
*Vocus, Inc.	15,250	245,830
*Volterra Semiconductor Corp.	21,622	421,413
#*Wave Systems Corp. Class A	10,400	21,528
Wayside Technology Group, Inc.	4,662	37,902
*Web.com Group, Inc.	29,489	164,549
*WebMediaBrands, Inc.	6,600	7,524
*Websense, Inc.	28,551	529,050
*Westell Technologies, Inc.	24,534	31,404
#*Western Digital Corp.	115,862	4,401,597
Western Union Co.	62,124	1,151,779
*Winland Electronics, Inc.	400	348
*Wireless Ronin Technologies, Inc.	10,754	33,552
*Wireless Telecom Group, Inc.	14,826	11,564
*WPCS International, Inc.	6,800	20,740
*Wright Express Corp.	37,050	1,087,788
#Xerox Corp.	737,352	6,429,709
Xilinx, Inc.	41,800	985,644
*X-Rite, Inc.	25,718	64,038
*Yahoo!, Inc.	424,455	6,371,070
*Zebra Technologies Corp. Class A	71,014	1,853,465
*ZiLOG, Inc.	6,136	21,844
*Zix Corp.	23,350	43,898
*Zoran Corp.	60,800	666,976
*Zygo Corp.	16,966	179,670

Total Information Technology		574,166,835

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (4.6%)
A. Schulman, Inc.	30,312	$682,626
A.M. Castle & Co.	27,116	263,025
*AEP Industries, Inc.	8,159	284,831
Air Products & Chemicals, Inc.	24,200	1,838,232
Airgas, Inc.	56,913	2,405,143
AK Steel Holding Corp.	49,992	1,016,837
Albemarle Corp.	56,401	2,014,644
Alcoa, Inc.	412,308	5,248,681
#Allegheny Technologies, Inc.	51,861	2,118,522
#AMCOL International Corp.	35,940	903,172
*American Pacific Corp.	6,886	49,579
American Vanguard Corp.	32,106	243,685
#AptarGroup, Inc.	66,688	2,366,090
*Arabian American Development Co.	8,237	19,357
Arch Chemicals, Inc.	31,362	876,882
Ashland, Inc.	85,486	3,454,489
Balchem Corp.	21,489	416,672
#Ball Corp.	41,100	2,087,469
Bemis Co., Inc.	103,761	2,911,534
*Boise, Inc.	97,500	503,100
*Brush Engineered Materials, Inc.	23,858	428,728
*Buckeye Technologies, Inc.	45,528	520,840
#*BWAY Holding Co.	24,930	425,306
Cabot Corp.	87,111	2,245,722
*Calgon Carbon Corp.	54,070	723,997
#Carpenter Technology Corp.	50,213	1,345,708
Celanese Corp. Class A	21,200	616,920
*Century Aluminum Co.	93,372	1,056,971
*Clearwater Paper Corp.	13,800	675,234
Cliffs Natural Resources, Inc.	57,181	2,284,381
*Coeur d’Alene Mines Corp.	95,247	1,335,363
Commercial Metals Co.	136,780	1,879,357
Compass Minerals International, Inc.	13,558	854,696
*Continental Materials Corp.	819	11,863
*Core Molding Technologies, Inc.	5,592	16,720
*Crown Holdings, Inc.	37,000	880,970
Cytec Industries, Inc.	59,565	2,222,370
Deltic Timber Corp.	11,973	537,707
*Domtar Corp.	54,112	2,628,220
Dow Chemical Co.	467,417	12,662,327
E.I. du Pont de Nemours & Co.	96,050	3,132,190
Eagle Materials, Inc.	52,742	1,203,045
Eastman Chemical Co.	41,616	2,352,552
#Ecolab, Inc.	24,544	1,077,482
Ferro Corp.	89,927	697,834
#*Flotek Industries, Inc.	13,047	19,310
FMC Corp.	40,120	2,043,713
*Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	5,090,915
Friedman Industries, Inc.	13,567	74,618
*General Moly, Inc.	82,680	194,298
*Georgia Gulf Corp.	6,448	98,977
*Graphic Packaging Holding Co.	238,033	804,552
Greif, Inc. Class A	31,500	1,523,340
Greif, Inc. Class B	12,939	627,930
H.B. Fuller Co.	57,800	1,157,156
Hawkins, Inc.	11,820	243,728
Haynes International, Inc.	14,085	412,550
*Headwaters, Inc.	71,274	391,294
#*Hecla Mining Co.	217,934	993,779
*Horsehead Holding Corp.	49,234	482,493
Huntsman Corp.	304,597	3,713,037

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
ICO, Inc.	24,008	$185,342
Innophos Holdings, Inc.	25,797	504,589
*Innospec, Inc.	26,460	257,985
International Flavors & Fragrances, Inc.	17,200	684,044
International Paper Co.	388,835	8,908,210
#*Intrepid Potash, Inc.	5,578	136,605
Kaiser Aluminum Corp.	23,427	823,459
*KapStone Paper & Packaging Corp.	36,600	338,184
KMG Chemicals, Inc.	13,495	185,556
Koppers Holdings, Inc.	13,519	377,450
*Kronos Worldwide, Inc.	37,003	540,614
*Landec Corp.	31,569	200,463
*Louisiana-Pacific Corp.	128,198	911,488
*LSB Industries, Inc.	25,899	340,572
Lubrizol Corp.	74,815	5,513,117
#Martin Marietta Materials, Inc.	7,850	621,563
*Material Sciences Corp.	8,954	17,460
MeadWestavco Corp.	237,990	5,728,419
*Mercer International, Inc.	23,679	73,878
*Metalline Mining Co.	11,100	6,882
Minerals Technologies, Inc.	22,703	1,085,203
#*Mines Management, Inc.	20,400	52,224
*Mod-Pac Corp.	1,165	5,149
Monsanto Co.	44,400	3,369,072
Mosaic Co. (The)	33,998	1,819,233
Myers Industries, Inc.	40,414	369,384
Nalco Holding Co.	58,100	1,369,998
*Nanophase Technologies Corp.	3,149	2,582
Neenah Paper, Inc.	16,400	228,288
NewMarket Corp.	16,011	1,444,512
Newmont Mining Corp.	139,570	5,981,970
NL Industries, Inc.	48,682	330,064
*Northern Technologies International Corp.	2,000	20,660
Nucor Corp.	89,964	3,670,531
Olin Corp.	84,500	1,394,250
Olympic Steel, Inc.	12,700	352,298
*OM Group, Inc.	35,600	1,161,272
*Omnova Solutions, Inc.	39,941	226,066
*Owens-Illinois, Inc.	29,600	805,712
P.H. Glatfelter Co.	52,757	728,047
Packaging Corp. of America	103,386	2,279,661
*Pactiv Corp.	52,200	1,177,110
Penford Corp.	12,122	124,372
*PolyOne Corp.	107,775	802,924
PPG Industries, Inc.	69,750	4,092,930
Praxair, Inc.	27,492	2,070,697
Quaker Chemical Corp.	13,081	228,787
*Ready Mix, Inc.	300	870
Reliance Steel & Aluminum Co.	87,514	3,565,320
*Rock of Ages Corp.	2,695	8,732
Rock-Tenn Co. Class A	38,491	1,643,181
*Rockwood Holdings, Inc.	88,783	1,945,236
#Royal Gold, Inc.	33,281	1,418,436
RPM International, Inc.	143,573	2,684,815
*RTI International Metals, Inc.	27,350	676,912
Schnitzer Steel Industries, Inc. Class A	26,321	1,066,000
Schweitzer-Maudoit International, Inc.	18,951	1,425,873
Scotts Miracle-Gro Co. Class A (The)	33,200	1,318,040
Sealed Air Corp.	88,400	1,753,856
*Senomyx, Inc.	30,529	119,368
#Sensient Technologies Corp.	59,396	1,541,326

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Sigma-Aldrich Corp.	21,678	$1,037,292
Silgan Holdings, Inc.	16,398	850,236
*Solitario Exploration & Royalty Corp.	2,415	5,675
*Solutia, Inc.	120,981	1,663,489
Sonoco Products Co.	98,240	2,727,142
Southern Copper Corp.	72,950	1,942,658
Spartech Corp.	35,500	358,195
#Steel Dynamics, Inc.	108,327	1,644,404
Stepan Co.	11,776	688,660
*Stillwater Mining Co.	113,671	1,142,394
Synalloy Corp.	11,860	94,524
Temple-Inland, Inc.	130,562	2,267,862
Terra Industries, Inc.	24,600	777,360
#Texas Industries, Inc.	31,986	1,085,605
#*Titanium Metals Corp.	221,660	2,577,906
*U.S. Concrete, Inc.	20,088	18,079
*U.S. Gold Corp.	128,800	287,224
*United States Lime & Minerals, Inc.	7,023	277,057
#United States Steel Corp.	69,314	3,079,621
*Universal Stainless & Alloy Products, Inc.	5,700	103,911
Valhi, Inc.	39,170	628,678
Valspar Corp.	122,695	3,248,964
#Vulcan Materials Co.	35,100	1,551,069
#Walter Energy, Inc.	24,000	1,558,080
Wausau Paper Corp.	62,069	547,449
Westlake Chemical Corp.	89,708	1,841,705
#Weyerhaeuser Co.	177,036	7,063,736
*Williams Industries, Inc.	100	145
Worthington Industries, Inc.	90,354	1,307,422
*WR Grace & Co.	36,506	871,763
Zep, Inc.	26,331	582,442
*Zoltek Cos., Inc.	39,500	329,825

Total Materials		212,270,176

Other — (0.0%)
*Avigen, Inc. Escrow Shares	14,351	—
•*MAIR Holdings, Inc. Escrow Shares	400	—
•#*Pelican Financial, Inc. Escrow Shares	100	—
•*Softbrands, Inc. Escrow Shares	14,700	—
•*Tripos Escrow Shares	700	63

Total Other		63

Telecommunication Services — (2.8%)
*AboveNet, Inc.	11,400	668,496
Alaska Communications Systems Group, Inc.	22,791	185,747
*American Tower Corp.	39,600	1,681,020
*Arbinet Corp.	19,774	44,096
AT&T, Inc.	2,223,808	56,395,771
Atlantic Tele-Network, Inc.	17,864	865,154
#*Cbeyond, Inc.	20,947	261,000
CenturyTel, Inc.	91,079	3,097,597
*Cincinnati Bell, Inc.	166,530	484,602
*Cogent Communications Group, Inc.	49,100	536,172
Consolidated Communications Holdings, Inc.	35,987	616,457
*Crown Castle International Corp.	117,291	4,332,730
*FiberTower Corp.	1,505	6,592
#Frontier Communications Corp.	271,680	2,067,485
*General Communications, Inc. Class A	63,716	377,836
*Global Crossing, Ltd.	42,125	588,486
HickoryTech Corp.	14,405	122,442
*ICO Global Communications (Holdings), Ltd.	10,390	12,260

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*IDT Corp.	133	$489
*IDT Corp. Class B	15,011	66,799
#Iowa Telecommunications Services, Inc.	27,700	453,172
#*Leap Wireless International, Inc.	33,781	445,571
*Level 3 Communications, Inc.	104,411	145,131
*MetroPCS Communications, Inc.	62,260	350,524
#*Neutral Tandem, Inc.	10,600	163,876
*NII Holdings, Inc.	82,671	2,706,649
NTELOS Holdings Corp.	12,507	203,239
*PAETEC Holding Corp.	167,568	531,191
*Premiere Global Services, Inc.	87,044	703,316
Qwest Communications International, Inc.	301,200	1,268,052
*SBA Communications Corp.	23,603	781,023
Shenandoah Telecommunications Co.	17,375	298,850
*Sprint Nextel Corp.	1,131,471	3,711,225
*SureWest Communications	15,394	137,776
*Syniverse Holdings, Inc.	72,300	1,215,363
Telephone & Data Systems, Inc.	44,975	1,418,961
Telephone & Data Systems, Inc. Special Shares	49,145	1,396,701
*tw telecom, inc.	100,043	1,541,663
*United States Cellular Corp.	38,179	1,396,206
*USA Mobility, Inc.	29,804	309,664
Verizon Communications, Inc.	1,146,577	33,732,295
Warwick Valley Telephone Co.	2,740	35,086
#Windstream Corp.	180,797	1,864,017
*Xeta Corp.	5,146	15,798

Total Telecommunication Services		127,236,580

Utilities — (2.3%)
*AES Corp.	311,250	3,931,088
AGL Resources, Inc.	39,892	1,407,789
Allegheny Energy, Inc.	23,700	496,515
#ALLETE, Inc.	28,659	897,027
#Alliant Energy Corp.	20,700	645,840
#Ameren Corp.	43,434	1,109,739
American Electric Power Co., Inc.	44,672	1,547,885
American States Water Co.	14,310	475,378
*American Water Works Co., Inc.	900	19,620
#Aqua America, Inc.	43,505	721,748
Artesian Resources Corp.	5,797	102,317
Atmos Energy Corp.	45,998	1,270,465
#Avista Corp.	43,794	892,522
Black Hills Corp.	33,266	864,251
#*Cadiz, Inc.	5,951	70,995
California Water Service Group	27,588	1,001,996
*Calpine Corp.	291,476	3,191,662
CenterPoint Energy, Inc.	67,016	934,873
Central Vermont Public Service Corp.	17,186	337,533
CH Energy Group, Inc.	21,595	854,082
Chesapeake Utilities Corp.	7,043	208,755
#Cleco Corp.	35,169	911,580
#CMS Energy Corp.	82,500	1,251,525
Connecticut Water Services, Inc.	10,390	231,074
Consolidated Edison, Inc.	34,814	1,522,764
Constellation Energy Group, Inc.	16,710	539,399
Delta Natural Gas Co., Inc.	2,564	74,356
Dominion Resources, Inc.	62,585	2,344,434
DPL, Inc.	36,500	979,660
DTE Energy Co.	32,310	1,358,312
Duke Energy Corp.	135,944	2,247,154
*Dynegy, Inc.	273,100	442,422

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Edison International, Inc.	34,479	$1,148,840
*El Paso Electric Co.	36,660	705,705
Empire District Electric Co.	29,252	538,529
Energen Corp.	17,400	764,730
Energy, Inc.	2,800	28,168
Entergy Corp.	19,815	1,512,083
*Environmental Power Corp.	2,851	784
EQT Corp.	25,349	1,115,863
Exelon Corp.	36,831	1,680,230
FirstEnergy Corp.	32,655	1,424,411
FPL Group, Inc.	43,021	2,097,704
Great Plains Energy, Inc.	69,103	1,234,180
#Hawaiian Electric Industries, Inc.	46,729	924,300
IDACORP, Inc.	27,800	871,530
#Integrys Energy Group, Inc.	38,254	1,600,930
#ITC Holdings Corp.	25,450	1,367,174
Laclede Group, Inc.	18,377	592,842
Maine & Maritimes Corp.	2,444	79,723
MDU Resources Group, Inc.	36,804	810,424
MGE Energy, Inc.	18,827	629,387
Middlesex Water Co.	17,351	299,305
*Mirant Corp.	190,265	2,677,029
National Fuel Gas Co.	16,904	793,136
#New Jersey Resources Corp.	23,700	864,813
#Nicor, Inc.	22,852	925,963
NiSource, Inc.	54,100	770,925
Northeast Utilities, Inc.	27,732	702,174
Northwest Natural Gas Co.	20,959	908,992
NorthWestern Corp.	29,319	716,850
*NRG Energy, Inc.	121,262	2,923,627
NSTAR	36,869	1,266,081
NV Energy, Inc.	117,648	1,355,305
OGE Energy Corp.	36,086	1,307,035
#Oneok, Inc.	16,261	686,052
#Ormat Technologies, Inc.	45,281	1,558,572
Pennichuck Corp.	4,144	82,756
Pepco Holdings, Inc.	41,492	681,299
PG&E Corp.	40,000	1,689,600
Piedmont Natural Gas Co.	32,361	830,707
Pinnacle West Capital Corp.	19,800	709,236
PNM Resources, Inc.	70,982	825,521
Portland General Electric Co.	45,000	877,500
PPL Corp.	35,344	1,042,295
#Progress Energy, Inc.	28,916	1,126,857
Public Service Enterprise Group, Inc.	208,150	6,367,308
Questar Corp.	92,781	3,848,556
RGC Resources, Inc.	1,471	45,057
*RRI Energy, Inc.	427,494	2,116,095
SCANA Corp.	17,228	613,489
Sempra Energy	26,200	1,329,650
*SJW Corp.	21,683	475,508
South Jersey Industries, Inc.	24,348	933,259
#Southern Co.	84,872	2,715,904
Southwest Gas Corp.	37,083	1,026,087
Southwest Water Co.	19,835	120,200
#TECO Energy, Inc.	41,900	652,383
UGI Corp.	41,235	1,010,670
UIL Holdings Corp.	23,819	647,162
Unisource Energy Corp.	29,316	901,174
Unitil Corp.	12,702	276,523
Vectren Corp.	40,184	935,484

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Westar Energy, Inc.	54,555	$1,163,658
WGL Holdings, Inc.	25,432	806,957
Wisconsin Energy Corp.	16,707	817,641
#Xcel Energy, Inc.	64,944	1,349,536
York Water Co.	9,844	130,728

Total Utilities		105,916,956

TOTAL COMMON STOCKS		4,093,997,406

RIGHTS/WARRANTS — (0.0%)
•*Avalon Contingent Value Rights	7,847	1,134
*Caliper Life Sciences, Inc. Warrants 08/10/11	359	29
*Contra General Contingent Value Rights	16,903	—
*Contra Glucagon Contingent Value Rights	16,903	—
*Contra Phramacopeia Contingent Value Rights	12,586	—
*Contra Roche Contingent Value Rights	16,903	—
*Contra TR Beta Contingent Value Rights	16,903	—
*Flagstar Bancorp, Inc. Rights 02/08/10	42,515	—
*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	20,816	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	26,550	3,470
*Valley National Bancorp Warrants 06/30/15	398	1,194
*West Coast Bancorp Rights 03/01/10	5,521	3,368

TOTAL RIGHTS/WARRANTS		9,195

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	8,720,173	8,720,173

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund LP	495,207,768	495,207,768
@Repurchase Agreement, Deutsche Bank Securities 0.12% 02/01/10 (Collateralized by $1,627,494 FHLMC 4.000%, 04/01/24, valued at $1,509,830) to be repurchased at $1,465,869	$1,466	1,465,854

TOTAL SECURITIES LENDING COLLATERAL		496,673,622

TOTAL INVESTMENTS — (100.0%) (Cost $5,040,964,173)##		$4,599,400,396

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$606,514,023	$9,168	—	$606,523,191
Consumer Staples	286,465,557	—	—	286,465,557
Energy	405,447,120	—	—	405,447,120
Financials	799,495,685	—	—	799,495,685
Health Care	434,444,701	73,320	—	434,518,021
Industrials	541,957,222	—	—	541,957,222
Information Technology	574,165,237	1,598	—	574,166,835
Materials	212,270,176	—	—	212,270,176
Other	—	63	—	63
Telecommunication Services	127,236,580	—	—	127,236,580
Utilities	105,916,956	—	—	105,916,956
Rights/Warrants	4,693	4,502	—	9,195
Temporary Cash Investments	8,720,173	—	—	8,720,173
Securities Lending Collateral	—	496,673,622	—	496,673,622

TOTAL	$4,102,638,123	$496,762,273	—	$4,599,400,396

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.7%)
Consumer Discretionary — (14.3%)
*1-800-FLOWERS.COM, Inc.	23,171	$47,964
*4Kids Entertainment, Inc.	8,373	12,308
*99 Cents Only Stores	53,912	703,012
#Aaron’s, Inc.	31,035	864,635
Aaron’s, Inc. Class A	1,818	40,541
#Abercrombie & Fitch Co.	21,145	666,913
*AC Moore Arts & Crafts, Inc.	15,902	44,526
Acme United Corp.	1,921	17,097
Advance Auto Parts, Inc.	5,300	209,085
#*Aeropostale, Inc.	5,600	184,184
*AFC Enterprises, Inc.	10,308	84,526
*AH Belo Corp.	16,180	98,860
*Aldila, Inc.	3,550	14,910
*Alloy, Inc.	12,150	93,798
Ambassadors Group, Inc.	11,025	124,913
Amcon Distributing Co.	400	21,620
*American Apparel, Inc.	42,938	121,515
#*American Axle & Manufacturing Holdings, Inc.	20,772	194,218
*American Biltrite, Inc.	1,151	2,072
American Eagle Outfitters, Inc.	5,050	80,244
#American Greetings Corp. Class A	21,500	397,320
#*American Public Education, Inc.	500	19,070
*America’s Car-Mart, Inc.	10,024	235,865
*Amerigon, Inc.	5,420	44,173
Ameristar Casinos, Inc.	37,606	556,945
#*AnnTaylor Stores Corp.	43,589	547,478
*ante4, Inc.	4,665	4,385
#Arbitron, Inc.	4,100	103,771
#*Arctic Cat, Inc.	8,608	72,135
Ark Restaurants Corp.	1,778	24,403
#*ArvinMeritor, Inc.	92,800	899,232
*Asbury Automotive Group, Inc.	25,679	284,267
*Ascent Media Corp.	3,260	84,010
*Audiovox Corp. Class A	14,220	94,563
#*AutoNation, Inc.	77,100	1,387,800
*Bakers Footwear Group, Inc.	2,000	2,200
*Ballantyne Strong, Inc.	8,203	27,316
#*Bally Technologies, Inc.	4,600	182,482
#Barnes & Noble, Inc.	28,760	502,725
*Bassett Furniture Industries, Inc.	6,370	27,582
*Beasley Broadcast Group, Inc.	4,101	14,723
*Beazer Homes USA, Inc.	34,600	134,940
bebe stores, inc.	60,794	375,707
#*Bed Bath & Beyond, Inc.	4,900	189,630
Belo Corp.	90,788	602,832
*Benihana, Inc.	3,100	14,570
*Benihana, Inc. Class A	4,600	20,286
Best Buy Co., Inc.	4,700	172,255
Big 5 Sporting Goods Corp.	22,333	326,285
*Big Lots, Inc.	16,633	472,544
#*BJ’s Restaurants, Inc.	29,200	617,288
Black & Decker Corp.	2,280	147,425
*Blockbuster, Inc. Class B	26,795	8,306
*Blue Nile, Inc.	1,970	101,554
*Bluegreen Corp.	32,000	78,080
Blyth, Inc.	6,403	179,860
Bob Evans Farms, Inc.	26,000	725,660
Bon-Ton Stores, Inc. (The)	13,004	113,785

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Books-A-Million, Inc.	12,641	$80,523
*Borders Group, Inc.	50,783	43,673
BorgWarner, Inc.	12,000	421,080
Bowl America, Inc. Class A	2,752	36,189
*Boyd Gaming Corp.	77,500	604,500
Brinker International, Inc.	12,891	210,381
*Brink’s Home Security Holdings, Inc.	4,800	196,800
*Brookfield Homes Corp.	23,004	167,009
Brown Shoe Co., Inc.	38,486	471,454
Brunswick Corp.	134,600	1,444,258
#Buckle, Inc.	11,925	361,804
*Buffalo Wild Wings, Inc.	4,500	210,645
*Build-A-Bear-Workshop, Inc.	16,984	81,014
#Burger King Holdings, Inc.	8,500	148,240
#*Cabela’s, Inc.	76,421	1,231,907
*Cache, Inc.	11,200	47,040
#*California Pizza Kitchen, Inc.	18,430	254,334
#Callaway Golf Co.	76,853	573,323
*Cambium Learning Group, Inc.	3,265	12,865
*Canterbury Park Holding Corp.	4,963	35,386
#*Capella Education Co.	3,104	227,772
#*Career Education Corp.	8,400	182,700
*Caribou Coffee Co., Inc.	9,570	69,191
#*CarMax, Inc.	26,062	537,659
*Carmike Cinemas, Inc.	10,800	78,084
*Carnival Corp.	88,808	2,959,971
*Carriage Services, Inc.	9,250	35,612
*Carrols Restaurant Group, Inc.	10,700	67,517
*Carter’s, Inc.	17,393	449,783
*Casual Male Retail Group, Inc.	32,884	92,075
Cato Corp. Class A	23,720	485,074
*Cavco Industries, Inc.	6,611	236,938
CBS Corp.	4,855	62,872
CBS Corp. Class B	185,749	2,401,735
*CEC Entertainment, Inc.	11,700	388,323
*Charles & Colvard, Ltd.	4,900	5,880
*Charming Shoppes, Inc.	102,560	595,874
#*Cheesecake Factory, Inc.	39,219	829,090
Cherokee, Inc.	2,509	40,269
*Chico’s FAS, Inc.	16,994	217,013
#*Children’s Place Retail Stores, Inc. (The)	20,289	645,190
#*Chipotle Mexican Grill, Inc.	3,000	289,380
#Choice Hotels International, Inc.	5,100	161,874
Christopher & Banks Corp.	31,300	208,145
*Chromcraft Revington, Inc.	2,820	6,627
Churchill Downs, Inc.	10,782	391,387
Cinemark Holdings, Inc.	68,224	967,416
*Citi Trends, Inc.	10,740	334,336
CKE Restaurants, Inc.	14,308	119,615
*CKX, Inc.	21,400	86,884
*Clear Channel Outdoor Holdings, Inc.	18,263	185,369
*Coachmen Industries, Inc.	1,300	1,690
*Coast Distribution System, Inc.	1,632	6,414
*Cobra Electronics Corp.	400	624
#*Coinstar, Inc.	13,400	346,122
*Coldwater Creek, Inc.	42,854	191,129
*Collective Brands, Inc.	46,514	915,396
Collectors Universe, Inc.	4,583	43,859
#Columbia Sportswear Co.	21,900	906,222
Comcast Corp. Class A	298,194	4,720,411
Comcast Corp. Special Class A	100,809	1,526,248

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Conn’s, Inc.	20,368	$114,468
Cooper Tire & Rubber Co.	41,211	701,823
*Core-Mark Holding Co., Inc.	11,528	343,765
#*Corinthian Colleges, Inc.	28,265	395,710
CPI Corp.	800	10,768
Cracker Barrel Old Country Store, Inc.	4,197	155,121
*Craftmade International, Inc.	1,843	5,529
#*Crocs, Inc.	74,500	547,575
#*Crown Media Holdings, Inc.	20,862	29,415
CSS Industries, Inc.	4,800	83,184
*Culp, Inc.	7,648	99,500
*Cumulus Media, Inc.	4,900	12,005
*Cybex International, Inc.	2,804	3,505
*Cycle Country Accessories Corp.	2,700	1,026
#D.R. Horton, Inc.	103,100	1,215,549
*Dana Holding Corp.	88,875	916,301
#Darden Restaurants, Inc.	4,659	172,197
#*Deckers Outdoor Corp.	2,000	196,340
*dELiA*s, Inc.	18,616	33,136
*Delta Apparel, Inc.	12,525	159,318
*Destination Maternity Corp.	3,624	88,172
DeVry, Inc.	9,500	580,070
#*Dick’s Sporting Goods, Inc.	24,900	557,013
Dillard’s, Inc.	62,205	1,030,115
#*DineEquity, Inc.	13,500	306,990
#*DIRECTV Class A	73,612	2,234,124
*Discovery Communications, Inc. (25470F104)	87,999	2,610,050
*Discovery Communications, Inc. (25470F203)	1,300	37,765
*Discovery Communications, Inc. (25470F302)	45,164	1,186,007
Disney (Walt) Co.	116,753	3,450,051
*Dolan Media Co.	24,276	239,847
*Dollar Tree, Inc.	6,200	307,024
*Domino’s Pizza, Inc.	12,800	144,640
*Dorman Products, Inc.	13,556	209,440
Dover Downs Gaming & Entertainment, Inc.	15,417	53,960
*DreamWorks Animation SKG, Inc.	9,200	358,248
*Dress Barn, Inc. (The)	44,893	1,056,781
*Drew Industries, Inc.	16,883	314,024
*Drugstore.com, Inc.	42,870	121,751
*DSW, Inc.	9,540	229,914
#*Eastman Kodak Co.	306,799	1,856,134
*EDCI Holdings, Inc.	2,070	13,062
Educational Development Corp.	2,987	17,922
*Einstein Noah Restaurant Group, Inc.	4,496	52,918
*Emerson Radio Corp.	11,230	26,952
*Emmis Communications Corp. Class A	5,300	6,254
*Empire Resorts, Inc.	7,700	17,402
*Entercom Communications Corp.	21,400	181,044
*Entravision Communications Corp.	27,860	82,744
*EnviroStar, Inc.	1,100	1,342
*Escalade, Inc.	1,000	2,470
*Ethan Allen Interiors, Inc.	25,200	365,148
*Ever-Glory International Group, Inc.	2,500	11,000
*EW Scripps Co.	38,719	263,289
*Exide Technologies	49,110	379,620
*Expedia, Inc.	47,300	1,012,693
#Family Dollar Stores, Inc.	13,400	413,792
*Famous Dave’s of America, Inc.	4,868	30,425
*Federal Mogul Corp.	19,123	313,235
*FGX International Holdings, Ltd.	5,064	99,508
Finish Line, Inc. Class A	43,139	478,412

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Fisher Communications, Inc.	7,173	$92,245
*Flanigan’s Enterprises, Inc.	300	1,845
Flexsteel Industries, Inc.	2,431	28,370
Foot Locker, Inc.	174,959	1,975,287
*Ford Motor Co.	86,858	941,541
Fortune Brands, Inc.	46,865	1,948,178
FortuNet, Inc.	4,800	10,752
*Fossil, Inc.	20,951	684,050
*Franklin Electronic Publishers, Inc.	3,212	7,966
*Frederick’s of Hollywood Group, Inc.	3,900	4,719
Fred’s, Inc.	36,447	365,563
Frisch’s Restaurants, Inc.	5,689	136,252
#*Fuel Systems Solutions, Inc.	5,000	178,200
*Full House Resorts, Inc.	13,958	39,641
*Furniture Brands International, Inc.	43,300	223,428
*Gaiam, Inc.	11,667	75,252
#*GameStop Corp. Class A	8,200	162,114
*GameTech International, Inc.	2,168	3,469
Gaming Partners International Corp.	9,358	52,966
Gannett Co., Inc.	66,300	1,070,745
Gap, Inc.	20,700	394,956
#Garmin, Ltd.	800	25,848
#*Gaylord Entertainment Co.	38,095	732,948
*Genesco, Inc.	15,308	360,963
Gentex Corp.	13,100	251,127
#Genuine Parts Co.	10,900	410,712
*G-III Apparel Group, Ltd.	14,080	245,133
*Global Traffic Network, Inc.	9,519	42,264
*Golfsmith International Holdings, Inc.	2,204	5,069
*Goodyear Tire & Rubber Co.	21,200	282,808
*Gray Television, Inc.	24,623	48,754
*Gray Television, Inc. Class A	2,300	4,646
*Great Wolf Resorts, Inc.	14,263	32,948
*Group 1 Automotive, Inc.	21,500	623,500
#Guess?, Inc.	2,500	99,275
*Gymboree Corp.	9,800	382,298
H&R Block, Inc.	8,000	172,160
*Hallwood Group, Inc.	359	15,879
*Hampshire Group, Ltd.	1,868	6,538
*Hanesbrands, Inc.	7,900	181,463
#Harley-Davidson, Inc.	25,800	586,692
Harman International Industries, Inc.	12,590	447,574
*Harris Interactive, Inc.	4,286	5,700
#Harte-Hanks, Inc.	51,154	540,186
Hasbro, Inc.	8,800	268,840
*Hastings Entertainment, Inc.	1,695	7,051
Haverty Furniture Cos., Inc.	15,074	185,862
Haverty Furniture Cos., Inc. Class A	1,500	18,660
*Hawk Corp.	7,000	121,590
*Heelys, Inc.	7,950	16,536
*Helen of Troy, Ltd.	27,199	641,080
#*hhgregg, Inc.	4,300	91,590
#*Hibbett Sporting Goods, Inc.	6,351	134,768
Hillenbrand, Inc.	9,200	168,820
*Hollywood Media Corp.	16,786	22,493
Home Depot, Inc.	50,800	1,422,908
Hooker Furniture Corp.	8,974	114,060
*Hot Topic, Inc.	28,248	162,426
#*Hovnanian Enterprises, Inc.	41,900	152,516
*HSN, Inc.	23,747	454,518
*Iconix Brand Group, Inc.	62,866	793,369

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Image Entertainment, Inc.	3,900	$1,019
*Infosonics Corp.	4,100	4,305
Interactive Data Corp.	14,400	412,272
International Speedway Corp.	21,200	545,052
#*Interpublic Group of Cos., Inc.	42,400	273,904
*Interstate Hotels & Resorts, Inc.	16,900	37,518
*Interval Leisure Group, Inc.	20,847	265,174
*iRobot Corp.	17,538	277,100
*Isle of Capri Casinos, Inc.	24,572	197,805
#*ITT Educational Services, Inc.	800	77,496
*J. Alexander’s Corp.	10,300	34,505
*J. Crew Group, Inc.	5,300	207,813
#J.C. Penney Co., Inc.	73,497	1,824,931
*Jack in the Box, Inc.	15,700	306,307
#*Jackson Hewitt Tax Service, Inc.	26,666	73,065
*Jaclyn, Inc.	400	2,590
*JAKKS Pacific, Inc.	5,600	61,600
Jarden Corp.	98,783	3,010,906
*Jennifer Convertibles, Inc.	400	436
*Jo-Ann Stores, Inc.	20,505	718,085
Johnson Controls, Inc.	34,525	960,831
*Johnson Outdoors, Inc.	4,728	50,164
Jones Apparel Group, Inc.	77,200	1,114,768
#*Jos. A. Bank Clothiers, Inc.	13,225	554,260
Journal Communications, Inc.	38,100	134,112
*K12, Inc.	1,700	33,983
#KB Home	33,636	513,958
*Kenneth Cole Productions, Inc. Class A	9,000	92,160
*Kid Brands, Inc.	33,488	167,105
*Kirkland’s, Inc.	4,800	74,208
#*Knology, Inc.	12,439	135,834
*Kohl’s Corp.	10,100	508,737
*Kona Grill, Inc.	3,490	12,564
•Koss Corp.	2,800	11,620
*Krispy Kreme Doughnuts, Inc.	20,624	58,160
KSW, Inc.	3,180	12,497
*K-Swiss, Inc. Class A	32,483	294,946
Lacrosse Footwear, Inc.	4,685	63,622
*Lakeland Industries, Inc.	4,621	38,955
*Lakes Entertainment, Inc.	9,741	24,255
#*Lamar Advertising Co.	10,244	292,978
*Landry’s Restaurants, Inc.	1,500	31,110
#*Las Vegas Sands Corp.	8,900	137,950
•*Lazare Kaplan International, Inc.	4,000	10,000
*La-Z-Boy, Inc.	44,400	450,660
*Leapfrog Enterprises, Inc.	33,413	110,597
*Learning Tree International, Inc.	10,875	119,842
*Lee Enterprises, Inc.	21,600	91,584
#Leggett & Platt, Inc.	30,300	553,278
#Lennar Corp. Class A	117,187	1,799,992
Lennar Corp. Class B	16,105	196,320
#*Liberty Global, Inc. Class A	11,979	304,027
*Liberty Global, Inc. Series C	11,296	283,078
*Liberty Media Corp. Capital Class A	92,738	2,400,987
*Liberty Media Corp. Capital Class B	300	7,821
*Liberty Media Corp. Interactive Class A	260,729	2,706,367
*Liberty Media Corp. Interactive Class B	3,602	37,677
*Liberty Media Corp. Series A	7,100	332,990
*Liberty Media-Starz Corp. Series B	80	3,767
#*Life Time Fitness, Inc.	33,806	809,654
*Lifetime Brands, Inc.	8,526	67,952

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Limited Brands, Inc.	12,900	$245,358
*LIN TV Corp.	6,200	29,574
*Lincoln Educational Services Corp.	14,831	307,298
*Lithia Motors, Inc.	13,070	101,946
*Live Nation Entertainment, Inc.	105,388	1,208,803
#*Liz Claiborne, Inc.	75,531	367,836
*LKQ Corp.	32,049	600,919
*LodgeNet Interactive Corp.	4,500	24,615
*Lodgian, Inc.	15,349	37,759
Lowe’s Cos., Inc.	78,242	1,693,939
*Luby’s, Inc.	26,961	92,476
*Lumber Liquidators Holdings, Inc.	3,500	82,880
*M/I Homes, Inc.	21,500	221,880
*Mac-Gray Corp.	10,010	89,690
Macy’s, Inc.	137,488	2,190,184
*Maidenform Brands, Inc.	20,336	304,023
Marcus Corp.	17,912	200,256
Marine Products Corp.	25,499	129,025
*MarineMax, Inc.	19,029	171,832
#*Martha Stewart Living Omnimedia, Inc.	22,705	100,583
Mattel, Inc.	14,400	283,968
#Matthews International Corp. Class A	5,933	200,832
*MAXXAM, Inc.	1	1,475
*McClatchy Co. (The)	50,400	269,640
*McCormick & Schmick’s Seafood Restaurants, Inc.	11,021	91,144
McDonald’s Corp.	13,800	861,534
MDC Holdings, Inc.	27,700	930,720
*Media General, Inc.	18,200	148,330
*Mediacom Communications Corp.	15,011	62,446
#Men’s Wearhouse, Inc. (The)	41,107	828,306
Meredith Corp.	10,334	320,147
*Meritage Homes Corp.	23,880	534,673
*MGM Mirage	160,080	1,770,485
*Midas, Inc.	3,943	32,530
*Modine Manufacturing Co.	34,600	329,046
#*Mohawk Industries, Inc.	45,490	1,883,741
#*Monarch Casino & Resort, Inc.	14,718	105,234
Monro Muffler Brake, Inc.	13,808	472,510
*Morgans Hotel Group Co.	20,664	82,863
#*Morningstar, Inc.	2,865	135,400
*Morton’s Restaurant Group, Inc.	10,592	40,567
*Motorcar Parts of America, Inc.	5,152	29,469
Movado Group, Inc.	19,263	210,545
*MTR Gaming Group, Inc.	23,877	42,262
*Multimedia Games, Inc.	19,081	94,069
*Nathan’s Famous, Inc.	3,625	54,556
National CineMedia, Inc.	10,824	162,144
National Presto Industries, Inc.	3,212	367,838
*Nautilus, Inc.	900	2,259
*Navarre Corp.	16,276	32,226
#*Netflix, Inc.	12,300	765,675
*Nevada Gold & Casinos, Inc.	1,000	840
*New Frontier Media, Inc.	11,506	24,278
*New York & Co., Inc.	53,080	191,088
*New York Times Co. Class A (The)	51,065	659,760
#Newell Rubbermaid, Inc.	17,700	240,189
News Corp. Class A	170,658	2,151,997
News Corp. Class B	116,200	1,705,816
NIKE, Inc. Class B	1,200	76,500
*Nobel Learning Communities, Inc.	6,421	43,278
*Nobility Homes, Inc.	1,979	20,502

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Nordstrom, Inc.	3,500	$120,890
Nutri/System, Inc.	6,853	139,527
#*NVR, Inc.	1,200	820,968
*O’Charley’s, Inc.	18,200	134,680
*Office Depot, Inc.	212,781	1,208,596
*OfficeMax, Inc.	31,000	402,070
*Orbitz Worldwide, Inc.	9,800	60,172
#*O’Reilly Automotive, Inc.	28,113	1,062,671
#*Orient-Express Hotels, Ltd.	46,700	455,792
*Orleans Homebuilders, Inc.	11,153	16,283
*Outdoor Channel Holdings, Inc.	24,237	122,397
#*Overstock.com, Inc.	6,772	80,316
Oxford Industries, Inc.	13,900	247,976
*P & F Industries, Inc. Class A	1,046	2,777
#*P.F. Chang’s China Bistro, Inc.	8,939	345,045
*Pacific Sunwear of California, Inc.	59,200	208,384
*Palm Harbor Homes, Inc.	17,003	34,856
#*Panera Bread Co.	8,000	571,360
*Papa John’s International, Inc.	6,187	146,013
*Peet’s Coffee & Tea, Inc.	11,116	363,493
*Penn National Gaming, Inc.	7,920	213,682
#*Penske Automotive Group, Inc.	54,830	770,910
Pep Boys—Manny, Moe & Jack (The)	49,824	416,030
*Perry Ellis International, Inc.	15,409	247,006
#PetMed Express, Inc.	15,100	278,293
PetSmart, Inc.	14,736	379,452
Phillips-Van Heusen Corp.	17,250	677,752
*Phoenix Footwear Group, Inc.	3,900	1,950
*Pier 1 Imports, Inc.	68,065	347,132
*Pinnacle Entertainment, Inc.	39,000	318,240
*Playboy Enterprises, Inc. Class A	1,600	7,232
*Playboy Enterprises, Inc. Class B	23,600	76,936
*Point.360	2,600	3,614
#Polaris Industries, Inc.	34,600	1,529,666
#Polo Ralph Lauren Corp.	2,300	188,600
Pool Corp.	5,850	107,406
#*Pre-Paid Legal Services, Inc.	2,600	103,662
*Priceline.com, Inc.	1,900	371,165
Primedia, Inc.	13,808	42,529
*Princeton Review, Inc.	17,667	74,731
*Pulte Homes, Inc.	196,192	2,063,940
*Q.E.P. Co., Inc.	1,500	15,000
*Quiksilver, Inc.	25,600	51,712
*Radio One, Inc. Class D	28,415	91,212
RadioShack Corp.	6,200	121,024
*Raser Technologies, Inc.	12,700	12,827
*RC2 Corp.	17,062	245,181
*RCN Corp.	24,595	241,277
*Reading International, Inc. Class A	11,759	47,506
*Red Lion Hotels Corp.	1,000	5,930
*Red Robin Gourmet Burgers, Inc.	16,700	307,781
Regal Entertainment Group	9,300	137,361
#Regis Corp.	45,462	724,210
*Rent-A-Center, Inc.	31,620	632,400
*Rentrak Corp.	5,202	86,925
*Retail Ventures, Inc.	44,020	364,486
*Rex Stores Corp.	14,600	220,460
RG Barry Corp.	18,234	161,371
*Rick’s Cabaret International, Inc.	6,069	67,609
*Rockford Corp.	3,495	1,101
*Rocky Brands, Inc.	2,900	24,911

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Ross Stores, Inc.	5,908	$271,354
#*Royal Caribbean Cruises, Ltd.	96,362	2,514,085
*Rubio’s Restaurants, Inc.	7,152	55,428
#*Ruby Tuesday, Inc.	55,177	381,273
*Ruth’s Hospitality Group, Inc.	12,945	36,117
#Ryland Group, Inc.	42,610	948,499
*Saks, Inc.	121,000	779,240
*Salem Communications Corp.	10,422	55,758
*Sally Beauty Holdings, Inc.	16,838	140,429
#Scholastic Corp.	17,300	517,270
*Scientific Games Corp.	2,900	40,832
Scripps Networks Interactive, Inc.	5,300	226,310
*Sealy Corp.	30,900	92,082
#*Sears Holdings Corp.	54,760	5,108,013
*Select Comfort Corp.	14,500	93,815
Service Corp. International	305,960	2,346,713
#Sherwin-Williams Co.	4,800	304,080
*Shiloh Industries, Inc.	8,873	39,928
*Shoe Carnival, Inc.	11,551	211,037
*Shuffle Master, Inc.	49,179	437,201
*Shutterfly, Inc.	21,320	337,282
*Signet Jewelers, Ltd. ADR	19,769	540,880
*Silverleaf Resorts, Inc.	8,070	6,295
*Sinclair Broadcast Group, Inc. Class A	41,600	210,080
*Skechers U.S.A., Inc. Class A	37,415	1,049,865
Skyline Corp.	8,700	159,297
*Smith & Wesson Holding Corp.	15,200	60,192
Snap-On, Inc.	25,128	1,027,233
Sonesta International Hotels Corp. Class A	1,000	12,450
*Sonic Automotive, Inc.	43,000	410,650
*Sonic Corp.	13,343	112,481
#Sotheby’s Class A	32,370	752,279
Spartan Motors, Inc.	27,405	164,430
Speedway Motorsports, Inc.	47,584	790,846
*Sport Chalet, Inc. Class A	5,273	10,019
Sport Supply Group, Inc.	10,088	119,946
Stage Stores, Inc.	34,037	439,758
*Stamps.com, Inc.	13,700	121,108
*Standard Motor Products, Inc.	18,030	141,355
*Standard Pacific Corp.	89,214	323,847
*Stanley Furniture, Inc.	8,465	82,534
Stanley Works (The)	7,300	374,125
#Staples, Inc.	8,300	194,718
#Starwood Hotels & Resorts Worldwide, Inc.	8,300	276,556
*Steak n Shake Co. (The)	1,773	569,559
*Stein Mart, Inc.	19,920	157,368
*Steiner Leisure, Ltd.	200	7,968
*Steinway Musical Instruments, Inc.	6,526	106,374
*Steven Madden, Ltd.	12,059	484,048
#Stewart Enterprises, Inc.	74,643	378,440
*Stoneridge, Inc.	19,624	136,976
*Strattec Security Corp.	4,591	91,177
#Strayer Education, Inc.	1,326	275,516
#Sturm Ruger & Co., Inc.	16,895	176,046
#Superior Industries International, Inc.	23,400	344,214
*Syms Corp.	7,444	58,212
#Systemax, Inc.	28,161	493,662
#*Talbots, Inc.	35,398	398,581
*Tandy Brands Accessories, Inc.	400	1,180
*Tandy Leather Factory, Inc.	5,853	21,656
Target Corp.	23,314	1,195,309

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tempur-Pedic International, Inc.	14,042	$349,505
*Tenneco, Inc.	17,900	316,472
*Texas Roadhouse, Inc.	54,800	637,324
Thor Industries, Inc.	21,079	669,258
Tiffany & Co.	7,800	316,758
*Timberland Co. Class A	40,812	701,966
Time Warner Cable, Inc.	58,725	2,559,823
Time Warner, Inc.	198,927	5,460,546
#TJX Cos., Inc. (The)	11,000	418,110
*Toll Brothers, Inc.	78,767	1,454,826
*Town Sports International Holdings, Inc.	9,500	22,420
#*Tractor Supply Co.	10,000	504,700
#*True Religion Apparel, Inc.	5,300	102,343
*TRW Automotive Holdings Corp.	82,200	1,893,066
*Tuesday Morning Corp.	34,574	151,088
Tupperware Corp.	6,200	263,252
*Ulta Salon Cosmetics & Fragrance, Inc.	13,373	259,436
*Under Armour, Inc. Class A	2,400	60,960
*Unifi, Inc.	54,765	182,915
UniFirst Corp.	12,200	612,928
*Universal Electronics, Inc.	12,010	285,478
*Universal Technical Institute, Inc.	11,850	217,684
*Urban Outfitters, Inc.	5,900	186,263
*US Auto Parts Network, Inc.	20,801	122,726
V.F. Corp.	6,400	460,992
#*Vail Resorts, Inc.	27,716	934,029
*Valassis Communications, Inc.	8,476	177,403
Value Line, Inc.	1,841	46,706
*ValueVision Media, Inc.	26,014	107,178
*VCG Holding Corp.	815	1,752
#*Viacom, Inc. Class A	1,729	53,270
*Viacom, Inc. Class B	17,400	507,036
*Volcom, Inc.	19,444	306,632
*WABCO Holdings, Inc.	8,200	211,970
*Walking Co. Holdings, Inc. (The)	3,900	2,418
*Warnaco Group, Inc.	22,700	878,944
*Warner Music Group Corp.	31,432	151,817
Washington Post Co.	2,200	956,164
#Weight Watchers International, Inc.	5,500	158,730
*Wells-Gardner Electronics Corp.	4,194	10,275
Wendy’s/Arby’s Group, Inc.	298,211	1,374,753
*West Marine, Inc.	18,575	155,844
*Wet Seal, Inc. (The)	76,735	257,062
#Weyco Group, Inc.	6,617	149,280
#Whirlpool Corp.	22,057	1,658,245
Wiley (John) & Sons, Inc. Class A	5,200	217,100
Wiley (John) & Sons, Inc. Class B	800	33,440
*Williams Controls, Inc.	1,601	12,088
Williams-Sonoma, Inc.	36,006	683,394
*Winmark Corp.	391	8,657
*Winnebago Industries, Inc.	22,450	268,278
#*WMS Industries, Inc.	9,900	367,092
Wolverine World Wide, Inc.	18,419	487,183
World Wrestling Entertainment, Inc.	8,500	136,000
#Wyndham Worldwide Corp.	139,138	2,920,507
Wynn Resorts, Ltd.	7,200	445,536
*Zale Corp.	33,500	73,030
*Zumiez, Inc.	23,967	305,100

Total Consumer Discretionary		212,892,503

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (4.4%)
#Alberto-Culver Co.	24,500	$695,555
Alico, Inc.	4,031	103,355
#*Alliance One International, Inc.	87,960	447,716
Altria Group, Inc.	46,200	917,532
*American Italian Pasta Co.	1,400	47,964
Andersons, Inc. (The)	14,414	388,890
Archer-Daniels-Midland Co.	36,818	1,102,699
Arden Group, Inc. Class A	1,100	111,903
B&G Foods, Inc.	41,320	371,054
*Bare Escentuals, Inc.	17,900	325,243
*BJ’s Wholesale Club, Inc.	9,100	307,489
*Boston Beer Co., Inc. Class A	3,300	151,305
Bridgford Foods Corp.	2,200	21,670
Brown-Forman Corp. Class A	1,000	53,390
#Brown-Forman Corp. Class B	3,250	166,790
Bunge, Ltd.	18,435	1,083,794
#Calavo Growers, Inc.	7,758	130,024
#Cal-Maine Foods, Inc.	11,300	368,945
Casey’s General Stores, Inc.	17,400	533,832
CCA Industries, Inc.	1,800	9,954
*Central European Distribution Corp.	28,168	902,784
*Central Garden & Pet Co.	21,139	201,666
*Central Garden & Pet Co. Class A	33,964	298,544
*Chattem, Inc.	4,200	392,532
#*Chiquita Brands International, Inc.	69,280	1,016,338
Church & Dwight Co., Inc.	6,800	409,972
Coca-Cola Bottling Co.	3,300	166,551
Coca-Cola Enterprises, Inc.	33,760	681,614
*Coffee Holding Co., Inc.	1,900	7,410
#ConAgra, Inc.	21,650	492,321
*Constellation Brands, Inc. Class A	38,186	614,031
*Constellation Brands, Inc. Class B	700	11,375
Corn Products International, Inc.	35,860	1,019,141
Costco Wholesale Corp.	6,726	386,274
*Craft Brewers Alliance, Inc.	8,016	18,838
CVS Caremark Corp.	97,857	3,167,631
*Darling International, Inc.	35,433	276,023
*Dean Foods Co.	10,500	185,115
Del Monte Foods Co.	191,614	2,180,567
#Diamond Foods, Inc.	9,889	355,213
*Diedrich Coffee, Inc.	2,316	80,134
Dr Pepper Snapple Group, Inc.	1,334	36,898
*Elizabeth Arden, Inc.	22,513	349,402
*Energizer Holdings, Inc.	5,400	299,700
Farmer Brothers Co.	14,931	256,664
#Flowers Foods, Inc.	20,051	487,039
*Fresh Del Monte Produce, Inc.	39,842	809,988
General Mills, Inc.	9,300	663,183
Golden Enterprises, Inc.	3,765	12,650
#*Great Atlantic & Pacific Tea Co.	23,439	175,558
#*Green Mountain Coffee, Inc.	6,900	585,258
Griffin Land & Nurseries, Inc. Class A	3,322	91,787
#*Hain Celestial Group, Inc.	44,460	710,915
*Hansen Natural Corp.	1,200	46,140
*Harbinger Group, Inc.	9,082	64,845
Herbalife, Ltd.	4,400	170,940
Hormel Foods Corp.	8,189	316,914
*HQ Sustainable Maritime Industries, Inc.	10,992	77,384
*IGI Labratories, Inc.	1,128	733
Imperial Sugar Co.	10,156	166,457
Ingles Markets, Inc.	12,373	175,202

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Inter Parfums, Inc.	25,626	$341,082
J & J Snack Foods Corp.	13,292	555,739
J.M. Smucker Co.	49,794	2,991,126
*Katy Industries, Inc.	1,000	1,690
Kraft Foods, Inc.	120,422	3,330,873
Kroger Co. (The)	12,400	265,732
Lancaster Colony Corp.	9,200	501,860
#Lance, Inc.	13,429	298,661
#*Lifeway Foods, Inc.	4,096	48,947
Mannatech, Inc.	25,694	77,853
McCormick & Co., Inc.	5,200	188,760
McCormick & Co., Inc. Voting	350	12,716
*Medifast, Inc.	11,980	199,467
*MGP Ingredients, Inc.	13,778	90,521
Molson Coors Brewing Co.	22,775	956,550
Molson Coors Brewing Co. Class A	400	16,528
Nash-Finch Co.	10,300	355,350
*National Beverage Corp.	27,390	315,807
*Natural Alternatives International, Inc.	4,637	35,496
*NBTY, Inc.	23,600	1,050,908
Nu Skin Enterprises, Inc. Class A	13,900	323,036
*Nutraceutical International Corp.	11,692	151,879
Oil-Dri Corp. of America	6,773	107,555
*Omega Protein Corp.	13,400	57,620
*Orchids Paper Products Co.	2,200	40,546
*Overhill Farms, Inc.	7,353	32,427
*Pantry, Inc.	17,478	235,429
*Parlux Fragrances, Inc.	16,718	28,421
*PC Group, Inc.	4,397	1,451
Pepsi Bottling Group, Inc.	13,000	483,600
PepsiAmericas, Inc.	43,418	1,261,293
Philip Morris International, Inc.	36,900	1,679,319
*Physicians Formula Holdings, Inc.	3,551	8,203
*Prestige Brands Holdings, Inc.	65,760	510,955
PriceSmart, Inc.	13,300	266,133
Procter & Gamble Co.	76,240	4,692,572
*Ralcorp Holdings, Inc.	7,500	463,500
*Reddy Ice Holdings, Inc.	7,000	35,000
Reliv’ International, Inc.	4,060	12,180
*Revlon, Inc.	13,564	209,021
Reynolds American, Inc.	11,000	585,200
Rocky Mountain Chocolate Factory, Inc.	5,450	47,415
#Ruddick Corp.	32,000	907,200
Safeway, Inc.	26,400	592,680
Sanderson Farms, Inc.	11,768	550,154
*Sanfilippo (John B.) & Son, Inc.	6,307	96,182
Sara Lee Corp.	44,300	537,802
Schiff Nutrition International, Inc.	9,448	75,584
*Seneca Foods Corp.	4,105	110,835
*Seneca Foods Corp. Class B	954	25,758
*Smart Balance, Inc.	51,993	289,081
*Smithfield Foods, Inc.	140,714	2,119,153
Spartan Stores, Inc.	14,800	200,392
*Star Scientific, Inc.	50,500	35,350
Stephan Co. (The)	1,500	3,525
*SUPERVALU, Inc.	68,201	1,003,237
*Susser Holdings Corp.	7,687	67,799
Tasty Baking Co.	4,675	32,211
*Tofutti Brands, Inc.	799	1,238
Tootsie Roll Industries, Inc.	20,228	526,535
*TreeHouse Foods, Inc.	26,330	1,020,024

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Tyson Foods, Inc. Class A	139,001	$1,920,994
*United Natural Foods, Inc.	20,700	561,177
United-Guardian, Inc.	1,200	13,644
#Universal Corp.	24,000	1,089,360
*USANA Health Sciences, Inc.	4,673	132,807
#Vector Group, Ltd.	12,622	176,582
Village Super Market, Inc.	2,270	59,020
Walgreen Co.	11,197	403,652
Wal-Mart Stores, Inc.	42,300	2,260,089
WD-40 Co.	7,236	222,652
Weis Markets, Inc.	23,294	827,170
*Whole Foods Market, Inc.	4,700	127,934
*Winn-Dixie Stores, Inc.	59,401	601,732

Total Consumer Staples		65,160,809

Energy — (8.4%)
*Abraxas Petroleum Corp.	18,724	36,699
Adams Resources & Energy, Inc.	3,393	71,253
#*Allis-Chalmers Energy, Inc.	53,800	196,370
Alon USA Energy, Inc.	35,500	254,180
*Alpha Natural Resources, Inc.	19,528	793,032
*American Oil & Gas, Inc.	24,069	97,479
Anadarko Petroleum Corp.	62,067	3,958,633
Apache Corp.	25,800	2,548,266
*Approach Resources, Inc.	6,089	48,773
Arch Coal, Inc.	18,267	384,886
*Arena Resources, Inc.	7,400	283,716
*Atlas Energy, Inc.	28,794	871,018
*ATP Oil & Gas Corp.	39,300	568,671
*Atwood Oceanics, Inc.	8,204	274,998
#Baker Hughes, Inc.	17,387	787,283
*Barnwell Industries, Inc.	3,656	13,929
*Basic Energy Services, Inc.	22,900	215,031
#Berry Petroleum Corp. Class A	33,301	901,791
*Bill Barrett Corp.	28,894	895,714
*BioFuel Energy, Corp.	5,200	16,016
BJ Services Co.	22,113	457,076
*Bolt Technology Corp.	7,066	70,660
#*BPZ Resources, Inc.	7,000	41,580
*Brigham Exploration Co.	35,362	461,120
*Bristow Group, Inc.	27,680	988,176
*Bronco Drilling Co., Inc.	23,115	116,037
#Cabot Oil & Gas Corp.	11,100	424,797
*Cal Dive International, Inc.	80,176	564,439
*Callon Petroleum Co.	8,287	18,977
*Cameron International Corp.	17,238	649,183
*Cano Petroleum, Inc.	1,600	1,584
CARBO Ceramics, Inc.	15,100	995,392
#*Carrizo Oil & Gas, Inc.	8,700	208,800
*Cheniere Energy, Inc.	22,270	63,470
Chesapeake Energy Corp.	58,015	1,437,612
Chevron Corp.	81,807	5,899,921
Cimarex Energy Co.	60,950	2,999,350
*Clayton Williams Energy, Inc.	9,200	301,944
*Clean Energy Fuels Corp.	10,700	179,118
*CNX Gas Corp.	7,000	187,810
*Complete Production Services, Inc.	66,241	830,000
*Comstock Resources, Inc.	12,200	475,678
*Concho Resources, Inc.	11,600	520,492
ConocoPhillips	197,546	9,482,208
CONSOL Energy, Inc.	800	37,288

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Contango Oil & Gas Co.	12,350	$602,062
*Continental Resources, Inc.	487	18,491
*CREDO Petroleum Corp.	7,803	70,227
*Crosstex Energy, Inc.	48,405	375,139
*CVR Energy, Inc.	46,400	372,128
*Dawson Geophysical Co.	6,550	142,070
Delek US Holdings, Inc.	54,500	380,410
#*Delta Petroleum Corp.	13,018	16,533
#*Denbury Resources, Inc.	13,200	178,860
Devon Energy Corp.	28,626	1,915,366
#Diamond Offshore Drilling, Inc.	3,300	302,049
*Double Eagle Petroleum Co.	7,874	34,724
*Dresser-Rand Group, Inc.	11,100	328,338
*Dril-Quip, Inc.	7,700	404,173
*Encore Acquisition Co.	42,400	2,019,088
*ENGlobal Corp.	20,650	63,396
EOG Resources, Inc.	15,703	1,419,865
*Evolution Petroleum Corp.	14,588	66,230
EXCO Resources, Inc.	40,000	701,600
#*Exterran Holdings, Inc.	42,888	869,769
Exxon Mobil Corp.	68,600	4,419,898
#*FMC Technologies, Inc.	1,600	85,072
*Forest Oil Corp.	41,430	999,292
#Frontier Oil Corp.	37,500	467,250
*FX Energy, Inc.	19,566	57,915
General Maritime Corp.	38,112	294,987
*Geokinetics, Inc.	7,931	77,724
#*GeoResources, Inc.	12,962	165,654
*Global Industries, Ltd.	63,561	443,020
*GMX Resources, Inc.	7,500	79,425
#*Goodrich Petroleum Corp.	5,200	108,316
#*Green Plains Renewable Energy, Inc.	7,244	94,607
Gulf Island Fabrication, Inc.	11,823	206,430
*GulfMark Offshore, Inc.	18,500	454,175
*Gulfport Energy Corp.	25,213	260,702
*Harvest Natural Resources, Inc.	50,500	226,745
*Helix Energy Solutions Group, Inc.	85,045	902,327
Helmerich & Payne, Inc.	19,900	832,417
*Hercules Offshore, Inc.	61,300	239,070
Hess Corp.	19,700	1,138,463
*HKN, Inc.	5,544	16,244
#Holly Corp.	26,117	681,654
#*Hornbeck Offshore Services, Inc.	20,200	434,502
Houston American Energy Corp.	2,479	19,435
*Infinity, Inc.	6,600	15,510
*International Coal Group, Inc.	120,300	429,471
#*ION Geophysical Corp.	101,128	480,358
*James River Coal Co.	7,400	115,810
#*Key Energy Services, Inc.	85,758	829,280
*Kodiak Oil & Gas Corp.	2,900	6,844
Lufkin Industries, Inc.	11,031	699,145
Marathon Oil Corp.	94,908	2,829,207
*Mariner Energy, Inc.	63,471	917,156
Massey Energy Co.	34,477	1,328,054
*Matrix Service Co.	23,374	235,844
*McMoran Exploration Co.	5,600	85,176
*Meridian Resource Corp.	32,383	9,067
*Mitcham Industries, Inc.	10,465	77,441
Murphy Oil Corp.	13,000	664,040
#*Nabors Industries, Ltd.	118,942	2,652,407
National-Oilwell, Inc.	48,730	1,993,057

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Natural Gas Services Group, Inc.	13,910	$218,526
*New Concept Energy, Inc.	228	918
*Newfield Exploration Co.	35,200	1,722,688
*Newpark Resources, Inc.	86,694	345,909
Noble Energy, Inc.	12,000	887,280
*Northern Oil & Gas, Inc.	7,200	79,560
Occidental Petroleum Corp.	26,000	2,036,840
*Oceaneering International, Inc.	3,400	185,980
*Oil States International, Inc.	33,148	1,221,172
*OMNI Energy Services Corp.	300	465
#Overseas Shipholding Group, Inc.	29,609	1,320,857
*OYO Geospace Corp.	4,609	172,699
Panhandle Oil & Gas, Inc.	7,429	171,981
*Parker Drilling Co.	105,692	508,379
#*Patriot Coal Corp.	55,360	857,526
#Patterson-UTI Energy, Inc.	117,649	1,807,089
Peabody Energy Corp.	6,800	286,416
Penn Virginia Corp.	31,500	764,505
*Petrohawk Energy Corp.	47,240	1,054,869
*Petroleum Development Corp.	22,819	478,286
#*PetroQuest Energy, Inc.	55,200	300,288
*PHI, Inc. Non-Voting	11,103	216,064
*PHI, Inc. Voting	800	15,600
*Pioneer Drilling Co.	46,600	370,470
#Pioneer Natural Resources Co.	54,700	2,405,706
*Plains Exploration & Production Co.	58,451	1,949,341
*Pride International, Inc.	37,484	1,109,526
*Pyramid Oil Co.	500	2,275
*Quicksilver Resources, Inc.	18,305	243,273
Range Resources Corp.	10,700	492,200
*Rex Energy Corp.	29,489	365,369
*Rosetta Resources, Inc.	45,496	935,398
*Rowan Cos., Inc.	86,748	1,863,347
#*Royale Energy, Inc.	3,000	7,080
RPC, Inc.	50,750	626,762
*SandRidge Energy, Inc.	14,484	122,535
*SEACOR Holdings, Inc.	19,732	1,386,173
*Seahawk Drilling, Inc.	4,632	96,855
Smith International, Inc.	26,615	806,967
Southern Union Co.	12,700	279,908
*Southwestern Energy Co.	7,400	317,312
Spectra Energy Corp.	4,800	102,000
#St. Mary Land & Exploration Co.	31,532	1,010,285
*Stone Energy Corp.	36,256	577,921
#*SulphCo, Inc.	2,492	1,146
*Sunoco, Inc.	56,791	1,424,886
*Superior Energy Services, Inc.	32,477	745,997
*Superior Well Services, Inc.	18,855	298,475
*Swift Energy Corp.	31,670	793,650
*Syntroleum Corp.	2,427	5,509
*T-3 Energy Services, Inc.	12,100	272,855
#Tesoro Petroleum Corp.	78,740	984,250
*Tetra Technologies, Inc.	61,497	643,259
*TGC Industries, Inc.	16,273	65,255
Tidewater, Inc.	30,842	1,444,022
Toreador Resources Corp.	11,814	148,975
*Trico Marine Services, Inc.	16,502	57,757
#*Tri-Valley Corp.	5,446	10,238
*Union Drilling, Inc.	16,103	117,069
*Unit Corp.	34,773	1,583,562
*Uranium Energy Corp.	7,998	24,074

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*USEC, Inc.	117,103	$468,412
VAALCO Energy, Inc.	42,308	178,963
Valero Energy Corp.	69,513	1,280,429
*Venoco, Inc.	2,300	26,519
*Verenium Corp.	1,741	9,053
#W&T Offshore, Inc.	39,300	350,163
*Warren Resources, Inc.	45,239	104,502
#*Western Refining, Inc.	44,600	203,822
*Westmoreland Coal Co.	2,720	27,880
*Whiting Petroleum Corp.	35,196	2,342,646
#*Willbros Group, Inc.	30,000	458,700
#World Fuel Services Corp.	23,040	553,651
XTO Energy, Inc.	69,919	3,116,290

Total Energy		124,450,768

Financials — (20.6%)
*1st Constitution Bancorp	2,177	12,625
1st Source Corp.	20,920	319,030
21st Century Holding Co.	6,300	25,389
Abington Bancorp, Inc.	28,638	204,475
Access National Corp.	6,073	35,527
Advance America Cash Advance Centers, Inc.	56,198	271,436
#*Affiliated Managers Group, Inc.	1,375	83,284
*Affirmative Insurance Holdings, Inc.	8,729	37,884
Aflac, Inc.	11,100	537,573
*Allegheny Corp.	6,258	1,634,026
Alliance Bancorp, Inc. of Pennsylvania	3,299	27,382
Alliance Financial Corp.	2,074	52,825
Allied World Assurance Co. Holdings, Ltd.	30,930	1,384,427
Allstate Corp.	86,740	2,596,128
*Altisource Portfolio Solutions SA	16,959	389,209
#*Amcore Financial, Inc.	18,053	15,706
American Capital, Ltd.	155,376	573,337
American Equity Investment Life Holding Co.	54,900	402,966
American Express Co.	15,630	588,626
American Financial Group, Inc.	129,237	3,206,370
*American Independence Corp.	2,505	11,398
American National Bankshares, Inc.	4,568	86,290
American National Insurance Co.	21,309	2,268,130
American Physicians Capital, Inc.	7,598	210,920
American River Bankshares	4,347	34,776
*American Safety Insurance Holdings, Ltd.	8,200	112,750
*American Spectrum Realty, Inc.	200	4,600
#*AmericanWest Bancorporation	8,355	5,514
#*AmeriCredit Corp.	101,831	2,135,396
Ameriprise Financial, Inc.	71,956	2,751,597
Ameris Bancorp	8,063	75,308
*AMERISAFE, Inc.	18,400	318,320
*AmeriServe Financial, Inc.	16,985	24,968
AmTrust Financial Services, Inc.	45,562	545,377
#*Anchor Bancorp Wisconsin, Inc.	11,823	14,779
AON Corp.	15,000	583,500
*Arch Capital Group, Ltd.	6,525	466,798
*Argo Group International Holdings, Ltd.	27,436	733,639
Arrow Financial Corp.	8,348	216,881
Aspen Insurance Holdings, Ltd.	51,516	1,371,871
*Asset Acceptance Capital Corp.	26,584	154,719
Associated Banc-Corp.	85,278	1,084,736
Assurant, Inc.	36,680	1,152,852
Assured Guaranty, Ltd.	24,807	562,127
ASTA Funding, Inc.	10,366	64,684

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Astoria Financial Corp.	71,363	$941,992
*Atlantic American Corp.	5,179	6,733
Atlantic Coast Federal Corp.	5,334	8,054
Auburn National Bancorporation, Inc.	831	16,263
*Avatar Holdings, Inc.	4,770	80,804
Axis Capital Holdings, Ltd.	52,517	1,512,490
#*B of I Holding, Inc.	6,999	83,078
Baldwin & Lyons, Inc.	489	11,198
Baldwin & Lyons, Inc. Class B	9,315	221,604
BancFirst Corp.	11,719	472,276
Bancorp Rhode Island, Inc.	2,945	72,653
*Bancorp, Inc.	15,700	114,767
BancorpSouth, Inc.	34,466	788,582
#BancTrust Financial Group, Inc.	6,967	27,171
Bank Mutual Corp.	46,438	310,206
Bank of America Corp.	644,196	9,778,895
Bank of Commerce Holdings	4,452	24,041
#*Bank of Florida Corp.	7,291	8,822
*Bank of Granite Corp.	1,987	3,318
Bank of Hawaii Corp.	6,100	277,428
Bank of Kentucky Financial Corp.	920	16,790
Bank of New York Mellon Corp.	77,556	2,256,104
#Bank of the Ozarks, Inc.	14,210	421,042
BankAtlantic Bancorp, Inc.	23,074	33,918
BankFinancial Corp.	26,672	254,718
#Banner Corp.	15,519	45,936
Bar Harbor Bankshares	2,177	58,801
BB&T Corp.	45,190	1,259,445
#BCB Bancorp, Inc.	2,765	25,576
*BCSB Bancorp, Inc.	1,226	10,911
*Beach First National Bancshares, Inc.	900	990
Beacon Federal Bancorp, Inc.	3,387	28,722
*Beneficial Mutual Bancorp, Inc.	31,182	280,950
*Berkshire Bancorp, Inc.	2,025	11,948
Berkshire Hills Bancorp, Inc.	11,648	192,774
BGC Partners, Inc. Class A	18,265	74,339
BlackRock, Inc.	3,100	662,842
*BNCCORP, Inc.	700	2,450
#BOK Financial Corp.	12,011	569,442
Boston Private Financial Holdings, Inc.	52,408	375,765
Bridge Bancorp, Inc.	1,985	46,806
*Bridge Capital Holdings	3,100	25,172
*Broadpoint Gleacher Securities, Inc.	50,918	206,218
Brookline Bancorp, Inc.	59,035	590,940
Brooklyn Federal Bancorp, Inc.	5,839	50,683
Brown & Brown, Inc.	45,700	804,320
Bryn Mawr Bank Corp.	6,007	96,172
C&F Financial Corp.	1,400	27,314
Cadence Financial Corp.	8,374	15,492
California First National Bancorp	5,536	71,470
Camco Financial Corp.	3,400	10,234
Camden National Corp.	6,157	178,676
Capital Bank Corp.	2,758	11,363
Capital City Bank Group, Inc.	10,848	129,959
Capital One Financial Corp.	60,269	2,221,515
Capital Properties, Inc.	154	1,424
•Capital Properties, Inc. Class B	154	—
Capital Southwest Corp.	3,200	260,640
CapitalSource, Inc.	110,577	529,664
#Capitol Bancorp, Ltd.	17,260	39,698
Capitol Federal Financial	7,012	228,731

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Cardinal Financial Corp.	29,059	$271,120
*Cardtronics, Inc.	8,857	96,453
*Carolina Bank Holdings, Inc.	1,000	3,800
Carrollton Bancorp	627	3,154
Carver Bancorp, Inc.	500	3,630
Cascade Financial Corp.	5,500	12,155
Cash America International, Inc.	22,100	830,739
Cathay General Bancorp	39,429	377,730
#*CB Richard Ellis Group, Inc.	2,800	34,440
Center Bancorp, Inc.	15,681	129,842
*Center Financial Corp.	18,070	86,013
CenterState Banks of Florida, Inc.	7,002	77,442
Central Bancorp, Inc.	300	2,548
*Central Jersey Bancorp	2,415	7,197
#*Central Pacific Financial Corp.	44,100	71,442
Central Virginia Bankshares, Inc.	1,374	5,049
Centrue Financial Corp.	1,210	3,763
Century Bancorp, Inc. Class A	1,500	31,605
CFS Bancorp, Inc.	1,879	6,576
Charter Financial Corp.	243	2,430
#Chemical Financial Corp.	21,557	456,793
*Chicopee Bancorp, Inc.	3,881	50,259
Chubb Corp.	45,208	2,260,400
Cincinnati Financial Corp.	97,478	2,572,444
Citigroup, Inc.	415,636	1,379,912
Citizens Community Bancorp, Inc.	3,663	15,293
*Citizens First Corp.	1,000	5,250
Citizens Holding Co.	1,400	28,616
*Citizens Republic Bancorp, Inc.	9,559	7,265
Citizens South Banking Corp.	4,832	22,759
*Citizens, Inc.	36,392	234,728
#City Holding Co.	12,332	387,595
#City National Corp.	32,034	1,582,159
CKX Lands, Inc.	1,400	17,199
Clifton Savings Bancorp, Inc.	22,512	192,478
CME Group, Inc.	8,188	2,348,482
#*CNA Financial Corp.	124,908	2,934,089
*CNA Surety Corp.	60,376	845,264
CNB Financial Corp.	3,209	48,007
CoBiz Financial, Inc.	19,538	104,333
Codorus Valley Bancorp, Inc.	1,838	10,440
Cohen & Steers, Inc.	4,300	87,462
*Colonial Bankshares, Inc.	600	4,554
Colony Bankcorp, Inc.	2,160	8,078
#*Columbia Bancorp	3,500	4,095
Columbia Banking System, Inc.	26,030	494,310
Comerica, Inc.	81,229	2,803,213
Comm Bancorp, Inc.	1,000	19,500
#Commerce Bancshares, Inc.	14,532	575,177
Commercial National Financial Corp.	1,311	22,942
#Commonwealth Bankshares, Inc.	5,988	11,078
#Community Bank System, Inc.	32,393	677,338
Community Capital Corp.	239	705
#Community Trust Bancorp, Inc.	12,418	314,548
*Community West Bancshares	1,100	3,300
CompuCredit Holdings Corp.	41,480	138,543
*Conseco, Inc.	173,423	825,493
Consolidated-Tokoma Land Co.	4,700	155,476
*Consumer Portfolio Services, Inc.	8,702	12,183
*Cowen Group, Inc.	14,616	72,349
#*Cowlitz Bancorporation	550	440

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Crawford & Co. Class A	4,500	$11,745
*Crawford & Co. Class B	6,169	21,406
*Credit Acceptance Corp.	4,100	218,202
*Crescent Financial Corp.	4,750	15,010
#Cullen Frost Bankers, Inc.	12,700	651,764
#CVB Financial Corp.	71,408	684,089
Danvers Bancorp, Inc.	15,960	217,694
Delphi Financial Group, Inc. Class A	45,687	925,162
Diamond Hill Investment Group, Inc.	400	23,496
Dime Community Bancshares, Inc.	29,595	357,804
Discover Financial Services	243,269	3,327,920
*Dollar Financial Corp.	20,280	457,314
Donegal Group, Inc. Class A	20,351	300,177
Donegal Group, Inc. Class B	3,662	63,060
*Doral Financial Corp.	13,259	47,069
Duff & Phelps Corp.	1,100	17,864
East West Bancorp, Inc.	80,667	1,325,359
Eastern Insurance Holdings, Inc.	8,565	72,203
Eastern Virginia Bankshares, Inc.	2,937	22,292
Eaton Vance Corp.	1,900	54,739
ECB Bancorp, Inc.	500	5,775
#*eHealth, Inc.	11,764	214,105
EMC Insurance Group, Inc.	10,853	224,440
*Employers Holdings, Inc.	38,659	511,459
*Encore Bancshares, Inc.	3,789	31,221
*Encore Capital Group, Inc.	22,216	350,346
Endurance Specialty Holdings, Ltd.	60,188	2,167,972
*Enstar Group, Ltd.	3,262	211,671
Enterprise Bancorp, Inc.	4,510	46,814
Enterprise Financial Services Corp.	9,653	90,159
Erie Indemnity Co.	10,793	420,927
ESB Financial Corp.	9,145	107,179
ESSA Bancorp, Inc.	17,135	203,050
Evans Bancorp, Inc.	968	11,858
Evercore Partners, Inc. Class A	1,777	53,079
Everest Re Group, Ltd.	28,193	2,417,268
*EZCORP, Inc.	16,000	290,560
F.N.B. Corp.	65,591	465,040
Farmers Capital Bank Corp.	4,778	42,333
FBL Financial Group, Inc. Class A	25,940	465,364
#Federal Agricultural Mortgage Corp.	5,200	39,312
#Federal Agricultural Mortgage Corp. Class A	200	1,378
#Federated Investors, Inc.	3,300	83,754
Fidelity Bancorp, Inc.	517	2,546
Fidelity National Financial, Inc.	164,569	2,122,940
*Fidelity Southern Corp.	4,128	20,927
Fifth Third Bancorp	284,506	3,539,255
Financial Federal Corp.	25,902	706,089
Financial Institutions, Inc.	9,553	120,368
*First Acceptance Corp.	27,407	52,621
First Advantage Bancorp	2,398	25,155
First American Corp.	90,626	2,679,811
First Bancorp (318672102)	3,300	7,524
First Bancorp (318910106)	13,641	211,163
First Bancorp of Indiana, Inc.	200	1,970
First Bancorp, Inc.	5,072	71,363
*First Bancshares, Inc.	700	5,705
First Busey Corp.	30,415	107,973
First Business Financial Services, Inc.	1,805	18,321
#*First California Financial Group, Inc.	2,500	6,900
*First Cash Financial Services, Inc.	10,205	232,980

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Citizens BancShares, Inc.	4,500	$754,695
First Commonwealth Financial Corp.	73,700	431,882
First Community Bancshares, Inc.	5,592	65,203
First Defiance Financial Corp.	7,359	77,711
First Federal Bancshares of Arkansas, Inc.	6,531	20,507
*First Federal of Northern Michigan Bancorp, Inc.	800	1,008
First Financial Bancorp	39,398	646,127
First Financial Bankshares, Inc.	10,400	551,720
First Financial Corp.	10,862	299,791
First Financial Holdings, Inc.	13,203	155,663
First Financial Northwest, Inc.	12,201	75,524
First Financial Service Corp.	1,670	14,713
*First Horizon National Corp.	143,202	1,854,466
*First Keystone Financial, Inc.	452	5,311
First M&F Corp.	4,726	15,170
*First Marblehead Corp. (The)	8,900	19,046
#*First Mariner Bancorp, Inc.	1,155	1,444
First Merchants Corp.	17,920	121,139
First Mercury Financial Corp.	20,455	268,165
First Midwest Bancorp, Inc.	43,966	579,032
First Niagara Financial Group, Inc.	93,353	1,281,737
First PacTrust Bancorp, Inc.	2,422	16,058
First Place Financial Corp.	19,510	61,066
First Security Group, Inc.	10,394	24,218
*First South Bancorp, Inc.	7,552	76,275
#First United Corp.	3,697	22,182
First West Virginia Bancorp, Inc.	317	3,915
Firstbank Corp.	2,916	22,980
*FirstCity Financial Corp.	6,800	41,820
FirstMerit Corp.	44,515	912,112
*Flagstar Bancorp, Inc.	17,200	10,836
Flagstone Reinsurance Holdings, Ltd.	57,274	599,659
Flushing Financial Corp.	24,800	303,800
#FNB United Corp.	5,050	8,130
*Forest City Enterprises, Inc. Class A	29,308	331,473
*Forest City Enterprises, Inc. Class B	1,200	13,524
*Forestar Group, Inc.	1,700	31,569
*Fox Chase Bancorp, Inc.	6,089	60,038
*FPIC Insurance Group, Inc.	9,303	353,049
#Franklin Resources, Inc.	4,267	422,561
#*Frontier Financial Corp.	1,686	7,184
#Fulton Financial Corp.	142,208	1,314,002
*GAINSCO, Inc.	1,397	12,252
Gallagher (Arthur J.) & Co.	11,366	256,303
GAMCO Investors, Inc.	2,600	106,782
*Genworth Financial, Inc.	214,007	2,961,857
German American Bancorp, Inc.	10,812	160,666
GFI Group, Inc.	70,596	343,803
#Glacier Bancorp, Inc.	22,050	316,197
Goldman Sachs Group, Inc.	27,218	4,047,861
Great Southern Bancorp, Inc.	12,602	283,167
#Greene Bancshares, Inc.	11,638	65,755
Greenhill & Co., Inc.	3,600	280,080
*Greenlight Capital Re, Ltd.	22,549	544,558
GS Financial Corp.	727	9,851
*Guaranty Bancorp	14,835	21,511
*Guaranty Federal Bancshares, Inc.	1,886	10,750
#*Habersham Bancorp	202	283
*Hallmark Financial Services, Inc.	22,381	175,691
Hampden Bancorp, Inc.	3,295	35,256
#Hampton Roads Bankshares, Inc.	6,997	13,924

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hancock Holding Co.	10,600	$433,964
#*Hanmi Financial Corp.	26,100	51,939
Hanover Insurance Group, Inc.	50,046	2,122,951
#Harleysville Group, Inc.	23,291	752,299
Harleysville National Corp.	30,153	192,678
Harleysville Savings Financial Corp.	2,678	36,769
*Harris & Harris Group, Inc.	22,012	88,928
Hartford Financial Services Group, Inc.	89,153	2,138,780
Hawthorn Bancshares, Inc.	1,042	10,316
HCC Insurance Holdings, Inc.	93,600	2,536,560
Heartland Financial USA, Inc.	10,517	146,712
Heritage Commerce Corp.	12,448	47,302
Heritage Financial Corp.	8,107	113,984
Heritage Financial Group	4,875	40,511
HF Financial Corp.	2,308	23,403
*HFF, Inc.	5,294	32,717
*Hilltop Holdings, Inc.	52,374	592,874
Hingham Institution for Savings	389	12,713
*HMN Financial, Inc.	987	5,330
Home Bancshares, Inc.	17,076	419,728
Home Federal Bancorp, Inc.	18,329	243,776
HopFed Bancorp, Inc.	1,050	10,920
Horace Mann Educators Corp.	34,200	410,058
Horizon Bancorp	1,495	27,658
#*Horizon Financial Corp.	6,509	143
Hudson City Bancorp, Inc.	69,632	924,017
Huntington Bancshares, Inc.	399,149	1,911,924
IBERIABANK Corp.	14,678	784,392
Independence Holding Co.	10,856	88,259
Independent Bank Corp. (453836108)	18,183	423,664
#Independent Bank Corp. (453838104)	4,374	3,193
Indiana Community Bancorp	2,163	17,585
Infinity Property & Casualty Corp.	13,328	528,588
Integra Bank Corp.	8,922	6,335
#*Interactive Brokers Group, Inc.	16,143	256,674
*IntercontinentalExchange, Inc.	5,100	486,948
*Intergroup Corp. (The)	235	2,275
*International Assets Holding Corp.	5,954	88,655
#International Bancshares Corp.	56,309	1,173,480
*Intervest Bancshares Corp.	5,400	21,600
Invesco, Ltd.	59,526	1,148,852
*Investment Technology Group, Inc.	27,200	557,600
*Investors Bancorp, Inc.	82,637	977,596
*Investors Capital Holdings, Ltd.	2,848	4,130
Investors Title Co.	1,068	36,643
Janus Capital Group, Inc.	43,696	533,528
#*Jefferies Group, Inc.	22,500	574,650
Jefferson Bancshares, Inc.	2,270	11,940
*Jesup & Lamont, Inc.	1,700	680
JMP Group, Inc.	18,400	142,968
#Jones Lang LaSalle, Inc.	6,476	369,197
JPMorgan Chase & Co.	539,281	20,999,602
*KBW, Inc.	11,948	317,339
Kearny Financial Corp.	55,821	541,464
Kentucky First Federal Bancorp	2,317	23,425
KeyCorp	255,593	1,835,158
K-Fed Bancorp	9,735	86,252
*Knight Capital Group, Inc.	31,100	486,404
*LaBranche & Co., Inc.	4,900	21,756
Lakeland Bancorp, Inc.	23,756	163,441
Lakeland Financial Corp.	12,247	227,182

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Landmark Bancorp, Inc.	1,652	$25,160
Legacy Bancorp, Inc.	7,168	68,741
Legg Mason, Inc.	65,791	1,696,092
*Leucadia National Corp.	15,200	339,416
#Life Partners Holdings, Inc.	4,151	82,522
Lincoln National Corp.	128,135	3,149,558
LNB Bancorp, Inc.	3,340	13,861
#Loews Corp.	67,067	2,398,987
*Louisiana Bancorp, Inc.	2,800	41,020
LSB Corp.	2,282	25,011
LSB Financial Corp.	426	4,303
#M&T Bank Corp.	55,943	4,125,796
#*Macatawa Bank Corp.	13,636	25,363
*Magyar Bancorp, Inc.	1,267	4,403
MainSource Financial Group, Inc.	18,828	103,742
#*Markel Corp.	1,250	406,262
MarketAxess Holdings, Inc.	31,222	425,556
*Marlin Business Services Corp.	11,982	117,663
Marsh & McLennan Cos., Inc.	24,200	521,752
Marshall & Ilsley Corp.	156,764	1,083,239
*Maui Land & Pineapple Co., Inc.	4,186	13,018
Max Capital Group, Ltd.	16,002	360,365
Mayflower Bancorp, Inc.	325	1,966
MB Financial, Inc.	41,240	836,347
*MBIA, Inc.	250,743	1,236,163
#MBT Financial Corp.	8,765	15,602
*MCG Capital Corp.	66,455	305,028
Meadowbrook Insurance Group, Inc.	73,592	496,746
Medallion Financial Corp.	9,390	75,402
#*Mercantile Bancorp, Inc.	3,683	9,208
Mercantile Bank Corp.	2,879	10,911
Mercer Insurance Group, Inc.	4,614	78,438
Merchants Bancshares, Inc.	3,461	71,989
Mercury General Corp.	40,427	1,545,120
*Meridian Interstate Bancorp, Inc.	5,830	55,502
Meta Financial Group, Inc.	750	13,418
MetLife, Inc.	96,502	3,408,451
*Metro Bancorp, Inc.	4,208	54,115
MetroCorp Bancshares, Inc.	5,373	18,806
*MF Global Holdings, Ltd.	95,724	626,992
*MGIC Investment Corp.	54,582	330,221
MicroFinancial, Inc.	6,600	20,856
Mid Penn Bancorp, Inc.	536	5,253
MidSouth Bancorp, Inc.	3,791	57,244
#*Midwest Banc Holdings, Inc.	11,394	4,330
MidWestOne Financial Group, Inc.	2,721	25,850
Monroe Bancorp	979	6,608
Montpelier Re Holdings, Ltd.	61,351	1,036,218
Morgan Stanley	89,313	2,391,802
MutualFirst Financial, Inc.	3,632	23,499
*Nara Bancorp, Inc.	31,800	290,652
*NASDAQ OMX Group, Inc. (The)	24,514	441,007
*National Financial Partners Corp.	38,200	322,790
National Interstate Corp.	17,157	308,826
#National Penn Bancshares, Inc.	83,345	500,070
National Security Group, Inc.	147	2,029
National Western Life Insurance Co. Class A	1,424	231,400
Naugatuck Valley Financial Corp.	126	719
*Navigators Group, Inc.	16,889	720,654
#NBT Bancorp, Inc.	21,487	448,219
Nelnet, Inc. Class A	33,555	560,033

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*New Century Bancorp, Inc.	2,187	$11,460
New England Bancshares, Inc.	3,674	20,464
New Hampshire Thrift Bancshares, Inc.	2,909	30,399
New Westfield Financial, Inc.	30,443	248,415
#New York Community Bancorp, Inc.	103,483	1,555,349
NewAlliance Bancshares, Inc.	97,200	1,131,408
*NewBridge Bancorp	4,946	10,931
*Newport Bancorp, Inc.	641	7,343
*NewStar Financial, Inc.	9,538	41,490
*North Valley Bancorp	1,800	3,348
Northeast Bancorp	400	4,532
Northeast Community Bancorp, Inc.	7,972	47,752
Northern Trust Corp.	5,300	267,756
Northfield Bancorp, Inc.	31,229	413,472
Northrim Bancorp, Inc.	3,919	62,822
*Northwest Bancshares, Inc.	85,423	1,000,303
Norwood Financial Corp.	1,000	25,920
NYMAGIC, Inc.	4,100	64,370
NYSE Euronext, Inc.	84,954	1,988,773
*Ocean Shore Holding Co.	5,988	55,988
OceanFirst Financial Corp.	10,835	112,251
#*Ocwen Financial Corp.	83,577	765,565
Ohio Valley Banc Corp.	1,153	22,230
Old National Bancorp	52,200	628,488
Old Republic International Corp.	192,589	2,039,518
#Old Second Bancorp, Inc.	5,910	34,987
OneBeacon Insurance Group, Ltd.	25,045	325,084
optionsXpress Holdings, Inc.	18,074	259,362
Oriental Financial Group, Inc.	20,500	233,290
Oritani Financial Corp.	6,999	91,757
Osage Bancshares, Inc.	1,700	16,133
#*PAB Bankshares, Inc.	2,754	5,012
#Pacific Capital Bancorp	17,083	20,500
Pacific Continental Corp.	6,411	65,072
*Pacific Mercantile Bancorp	8,508	25,439
*Pacific Premier Bancorp, Inc.	2,106	6,992
#PacWest Bancorp	27,200	564,400
Pamrapo Bancorp, Inc.	3,350	26,566
#*Park Bancorp, Inc.	200	1,390
#Park National Corp.	11,130	609,924
Parkvale Financial Corp.	3,212	22,484
PartnerRe, Ltd.	25,316	1,888,320
Patriot National Bancorp	1,500	2,640
Peapack-Gladstone Financial Corp.	4,196	44,478
Penns Woods Bancorp, Inc.	1,402	43,140
*Penson Worldwide, Inc.	22,765	191,681
Peoples Bancorp of North Carolina	3,297	16,881
Peoples Bancorp, Inc. (709788202)	1,500	21,225
Peoples Bancorp, Inc. (709789101)	9,583	124,387
People’s United Financial, Inc.	64,646	1,045,326
#*PHH Corp.	44,057	768,354
*Phoenix Cos., Inc. (The)	163,700	384,695
*PICO Holdings, Inc.	16,980	533,002
Pinnacle Bancshares, Inc.	200	1,990
*Pinnacle Financial Partners, Inc.	19,171	289,866
*Piper Jaffray Cos., Inc.	15,300	743,274
#Platinum Underwriters Holdings, Ltd.	23,805	863,169
*PMA Capital Corp.	21,419	128,942
*PMI Group, Inc. (The)	37,600	80,840
PNC Financial Services Group, Inc.	43,459	2,408,932
Porter Bancorp, Inc.	6,532	91,579

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Portfolio Recovery Associates, Inc.	11,283	$514,279
#Preferred Bank	8,100	12,960
Premier Financial Bancorp, Inc.	2,494	18,356
Presidential Life Corp.	3,200	28,896
*Primus Guaranty, Ltd.	2,172	7,102
Princeton National Bancorp, Inc.	2,474	27,548
#Principal Financial Group, Inc.	38,072	877,560
PrivateBancorp, Inc.	30,600	416,160
*ProAssurance Corp.	25,900	1,314,684
*Progressive Corp.	16,600	275,228
#Prosperity Bancshares, Inc.	37,500	1,512,000
Protective Life Corp.	63,981	1,078,080
Providence Community Bancshares, Inc.	300	720
Provident Financial Holdings, Inc.	9,500	33,725
Provident Financial Services, Inc.	53,464	609,490
Provident New York Bancorp	42,292	344,680
Prudential Bancorp, Inc. of Pennsylvania	5,398	50,201
Prudential Financial, Inc.	39,980	1,998,600
PSB Holdings, Inc.	3,137	10,901
Pulaski Financial Corp.	6,577	44,592
QC Holdings, Inc.	11,659	71,703
Radian Group, Inc.	42,300	271,989
#Raymond James Financial, Inc.	30,650	775,752
Regions Financial Corp.	476,022	3,022,740
Reinsurance Group of America, Inc.	59,129	2,880,765
*Reis, Inc.	3,104	19,928
RenaissanceRe Holdings, Ltd.	9,800	530,964
Renasant Corp.	21,793	312,730
Republic Bancorp, Inc. Class A	6,219	103,298
*Republic First Bancorp, Inc.	5,474	23,921
Resource America, Inc.	10,830	41,479
Rewards Network, Inc.	7,266	93,731
#*RiskMetrics Group, Inc.	1,400	23,856
*Riverview Bancorp, Inc.	5,833	13,999
#RLI Corp.	16,600	854,236
Rockville Financial, Inc.	15,686	152,468
*Rodman & Renshaw Capital Group, Inc.	14,000	59,080
Roma Financial Corp.	15,364	180,373
Rome Bancorp, Inc.	5,356	42,902
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,880	11,566
Rurban Financial Corp.	3,194	20,857
S&T Bancorp, Inc.	17,471	306,092
S.Y. Bancorp, Inc.	9,145	193,783
*Safeguard Scientifics, Inc.	16,200	175,446
Safety Insurance Group, Inc.	16,093	563,255
Salisbury Bancorp, Inc.	856	19,731
Sanders Morris Harris Group, Inc.	16,057	75,950
Sandy Spring Bancorp, Inc.	13,595	163,004
Savannah Bancorp, Inc. (The)	1,871	14,220
SCBT Financial Corp.	10,502	315,060
*Seabright Insurance Holdings	19,615	199,681
Seacoast Banking Corp. of Florida	24,205	37,276
*Security National Financial Corp. Class A	1,448	5,053
SEI Investments Co.	12,500	221,375
Selective Insurance Group, Inc.	44,865	694,062
Shore Bancshares, Inc.	4,135	54,996
*SI Financial Group, Inc.	2,598	13,743
*Siebert Financial Corp.	9,393	22,261
#Sierra Bancorp	7,216	73,748
*Signature Bank	18,700	646,646
#Simmons First National Corp. Class A	11,097	297,843

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*SLM Corp.	30,766	$323,966
Smithtown Bancorp, Inc.	10,386	56,188
Somerset Hills Bancorp	1,164	9,068
South Financial Group, Inc.	55,938	26,017
South Street Financial Corp.	400	920
*Southcoast Financial Corp.	3,941	12,020
Southern Community Financial Corp.	7,908	17,477
*Southern Connecticut Bancorp, Inc.	700	2,380
*Southern First Bancshares, Inc.	1,884	14,205
Southern Missouri Bancorp, Inc.	538	7,182
Southside Bancshares, Inc.	10,456	208,074
Southwest Bancorp, Inc.	14,208	106,418
*Southwest Georgia Financial Corp.	1,854	20,394
*St. Joe Co. (The)	4,592	119,392
StanCorp Financial Group, Inc.	18,750	805,875
State Auto Financial Corp.	38,579	606,076
State Bancorp, Inc.	11,070	81,364
State Street Corp.	13,779	590,844
StellarOne Corp.	19,142	200,225
Sterling Bancorp	20,266	150,982
Sterling Bancshares, Inc.	62,237	318,031
#*Sterling Financial Corp.	18,264	13,735
#Stewart Information Services Corp.	10,325	105,934
*Stifel Financial Corp.	9,300	486,390
*Stratus Properties, Inc.	6,255	62,863
Student Loan Corp.	11,604	525,661
#Suffolk Bancorp	6,980	188,181
*Sun American Bancorp	2,120	117
*Sun Bancorp, Inc.	23,334	88,903
SunTrust Banks, Inc.	63,715	1,550,186
#*Superior Bancorp	3,990	13,366
#Susquehanna Bancshares, Inc.	102,352	803,463
Sussex Bancorp	1,090	3,870
#*SVB Financial Group	19,941	865,240
SWS Group, Inc.	23,777	285,324
#Synovus Financial Corp.	350,450	967,242
T. Rowe Price Group, Inc.	5,200	258,024
#*Taylor Capital Group, Inc.	9,048	82,427
#TCF Financial Corp.	16,325	238,998
*TD Ameritrade Holding Corp.	27,755	492,929
Teche Holding Co.	1,115	34,755
*Tejon Ranch Co.	3,493	106,921
*Tennessee Commerce Bancorp, Inc.	2,100	14,574
#*Teton Advisors, Inc.	39	526
*Texas Capital Bancshares, Inc.	28,300	476,855
TF Financial Corp.	1,506	28,915
TFS Financial Corp.	11,560	148,662
*Thomas Properties Group, Inc.	21,136	56,010
*Thomas Weisel Partners Group, Inc.	27,594	117,826
#*TIB Financial Corp.	1,926	1,676
*Tidelands Bancshares, Inc.	2,183	8,295
*TierOne Corp.	4,800	4,776
Timberland Bancorp, Inc.	2,484	10,979
Tompkins Financial Corp.	5,730	224,616
#*Torchmark Corp.	27,781	1,247,367
Tower Bancorp, Inc.	600	15,072
*Tower Financial Corp.	1,049	7,259
Tower Group, Inc.	26,001	574,622
#TowneBank	5,790	61,895
*TradeStation Group, Inc.	38,394	271,446
Transatlantic Holdings, Inc.	38,423	1,909,239

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Travelers Cos., Inc. (The)	73,100	$3,703,977
*Tree.com, Inc.	7,271	53,151
#TriCo Bancshares	12,652	218,374
TrustCo Bank Corp.	29,600	177,600
Trustmark Corp.	46,300	1,055,640
U.S. Bancorp	50,063	1,255,580
UMB Financial Corp.	21,996	869,062
Umpqua Holdings Corp.	76,744	948,556
Union Bankshares Corp.	11,135	143,085
Union Bankshares, Inc.	1,370	23,804
*United America Indemnity, Ltd.	16,668	118,176
United Bancshares, Inc. (909458101)	1,876	16,940
#United Bancshares, Inc. (909907107)	28,228	702,877
United Community Bancorp	1,350	8,336
*United Community Banks, Inc.	27,795	124,800
*United Community Financial Corp.	7,148	12,866
United Financial Bancorp, Inc.	17,480	229,687
United Fire & Casualty Co.	30,811	518,241
*United PanAm Financial Corp.	8,400	23,940
#United Security Bancshares, Inc. (911459105)	600	8,916
#*United Security Bancshares, Inc. (911460103)	9,105	45,981
United Western Bancorp, Inc.	6,044	20,127
Unitrin, Inc.	67,798	1,471,217
*Unity Bancorp, Inc.	3,433	13,732
Universal Insurance Holdings, Inc.	39,088	231,010
Univest Corp. of Pennsylvania	12,316	216,515
Unum Group	203,475	3,982,006
#Validus Holdings, Ltd.	71,717	1,900,500
#Valley National Bancorp	25,143	345,716
ViewPoint Financial Group	13,041	192,355
#*Virginia Commerce Bancorp, Inc.	15,457	89,805
*Virtus Investment Partners, Inc.	595	9,740
VIST Financial Corp.	3,772	24,141
#W. R. Berkley Corp.	76,900	1,870,977
#*Waccamaw Bankshares, Inc.	468	1,439
Waddell & Reed Financial, Inc.	6,316	197,880
Wainwright Bank & Trust Co.	5,467	49,258
Washington Banking Co.	8,880	104,784
Washington Federal, Inc.	94,812	1,768,244
Washington Trust Bancorp, Inc.	12,337	210,839
*Waterstone Financial, Inc.	23,539	51,786
Wayne Savings Bancshares, Inc.	1,484	9,127
Webster Financial Corp.	64,583	999,099
Wells Fargo & Co.	194,057	5,517,041
#WesBanco, Inc.	22,115	320,889
Wesco Financial Corp.	3,790	1,337,870
West Bancorporation	16,775	85,552
West Coast Bancorp	12,307	32,121
#Westamerica Bancorporation	8,255	458,813
*Western Alliance Bancorp	34,935	179,217
Westwood Holdings Group, Inc.	1,540	55,671
White Mountains Insurance Group, Ltd.	6,583	2,109,654
White River Capital, Inc.	1,800	22,122
#Whitney Holding Corp.	73,023	906,946
Wilber Corp.	5,469	37,572
#Wilmington Trust Corp.	34,100	447,392
Wilshire Bancorp, Inc.	26,088	240,270
#Wintrust Financial Corp.	23,599	819,829
#*World Acceptance Corp.	13,047	526,968
WSB Holdings, Inc.	4,002	10,005
WSFS Financial Corp.	600	16,200

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
WVS Financial Corp.	1,627	$23,551
Yadkin Valley Financial Corp.	10,500	42,735
Zenith National Insurance Corp.	32,800	915,120
#Zions Bancorporation	101,367	1,922,932
*ZipRealty, Inc.	17,056	70,953

Total Financials		306,159,310

Health Care — (8.1%)
*A.D.A.M., Inc.	4,487	17,544
*Abaxis, Inc.	6,160	148,333
#*ABIOMED, Inc.	38,000	300,960
*Abraxis Bioscience, Inc.	1,325	54,126
*Acadia Pharmaceuticals, Inc.	5,108	6,385
*Accelr8 Technology Corp.	2,200	1,496
*Accelrys, Inc.	32,151	182,939
*Accuray, Inc.	37,851	224,835
*Achillion Pharmaceuticals, Inc.	4,602	10,861
*Acorda Therapeutics, Inc.	4,996	139,788
*Adolor Corp.	14,091	22,123
Aetna, Inc.	27,242	816,443
*Affymax, Inc.	5,700	119,700
#*Affymetrix, Inc.	58,927	311,135
*Air Methods Corp.	11,532	352,533
#*Akorn, Inc.	22,086	35,117
*Albany Molecular Research, Inc.	16,664	158,141
*Alexion Pharmaceuticals, Inc.	5,000	231,850
*Alexza Pharmaceuticals, Inc.	17,836	46,374
*Align Technology, Inc.	14,830	278,062
*Alkermes, Inc.	27,500	300,850
*Alliance HealthCare Services, Inc.	10,700	53,821
*Allied Healthcare International, Inc.	40,893	109,184
*Allied Healthcare Products, Inc.	2,858	14,290
#*Allos Therapeutics, Inc.	16,100	116,886
#*Allscripts-Misys Healthcare Solutions, Inc.	10,951	180,253
*Almost Family, Inc.	4,854	176,491
*Alnylam Pharmaceuticals, Inc.	8,655	146,269
*Alphatec Holdings, Inc.	25,359	112,087
*AMAG Pharmaceuticals, Inc.	1,450	63,771
#*Amedisys, Inc.	5,267	289,422
America Services Group, Inc.	6,697	103,000
*American Dental Partners, Inc.	13,556	171,483
#*American Medical Systems Holdings, Inc.	31,776	610,099
*American Shared Hospital Services	900	2,349
#*AMERIGROUP Corp.	34,300	872,935
#AmerisourceBergen Corp.	26,400	719,664
*Amgen, Inc.	22,150	1,295,332
*AMICAS, Inc.	19,007	102,068
*Amicus Therapeutics, Inc.	2,917	10,997
*AMN Healthcare Services, Inc.	29,942	260,495
*Amsurg Corp.	27,297	576,240
#*Amylin Pharmaceuticals, Inc.	10,897	195,928
*Anadys Pharmaceuticals, Inc.	9,043	18,267
Analogic Corp.	9,690	387,600
*AngioDynamics, Inc.	25,906	415,791
*Anika Therapeutics, Inc.	8,422	52,806
*Animal Health International, Inc.	2,050	3,874
*ARCA Biopharma, Inc.	610	1,787
*Arcadia Resources, Inc.	7,300	3,796
*Ardea Biosciences, Inc.	3,061	44,813
*Arena Pharmaceuticals, Inc.	62,500	195,000
*Ariad Pharmaceuticals, Inc.	104,000	229,840

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Arqule, Inc.	28,700	$92,701
*Array BioPharma, Inc.	13,395	32,014
*Arrhythmia Research Technology, Inc.	600	3,132
*ArthroCare Corp.	7,259	193,452
*ARYx Therapeutics, Inc.	3,600	9,504
*Assisted Living Concepts, Inc.	8,453	218,341
*athenahealth, Inc.	1,600	62,944
*AtriCure, Inc.	5,776	33,385
Atrion Corp.	1,079	152,322
*ATS Medical, Inc.	47,174	123,124
*Auxilium Pharmaceuticals, Inc.	4,100	115,456
Bard (C.R.), Inc.	4,100	339,849
Beckman Coulter, Inc.	4,700	307,239
*Bioanalytical Systems, Inc.	1,915	1,618
*BioClinica, Inc.	14,837	65,283
#*BioCryst Pharmaceuticals, Inc.	22,476	153,736
*Biodel, Inc.	17,233	69,104
*BioForm Medical, Inc.	13,500	73,710
*Biogen Idec, Inc.	8,270	444,430
*BioMarin Pharmaceutical, Inc.	7,300	141,839
*BioMimetic Therapeutics, Inc.	20,205	238,823
*Bio-Rad Laboratories, Inc.	4,900	456,582
*Bio-Rad Laboratories, Inc. Class B	1,200	112,176
*Bio-Reference Laboratories, Inc.	4,275	161,595
*BioScrip, Inc.	25,632	186,345
*BioSpecifics Technologies Corp.	1,400	37,800
*BioSphere Medical, Inc.	5,612	14,198
*BMP Sunstone Corp.	9,536	51,304
*Boston Scientific Corp.	169,360	1,461,577
#*Bovie Medical Corp.	5,200	35,360
*Brookdale Senior Living, Inc.	44,703	815,830
*Bruker BioSciences Corp.	13,400	164,418
*BSD Medical Corp.	4,900	8,183
#*Cadence Pharmaceuticals, Inc.	10,600	105,576
*Caliper Life Sciences, Inc.	20,754	60,809
*Cambrex Corp.	26,899	144,717
*Cantel Medical Corp.	16,500	318,120
*Capital Senior Living Corp.	23,449	118,183
*Caraco Pharmaceutical Laboratories, Ltd.	14,110	72,243
*Cardiac Science Corp.	16,662	43,321
Cardinal Health, Inc.	25,963	858,596
*Cardiovascular Systems, Inc.	1,258	5,246
*CareFusion Corp.	10,881	280,186
*Catalyst Health Solutions, Inc.	6,150	241,880
*Celera Corp.	49,019	329,898
*Celgene Corp.	586	33,273
#*Cell Therapeutics, Inc.	40	44
*Celldex Therapeutics, Inc.	3,690	16,457
*Celsion Corp.	1,900	5,472
*Centene Corp.	29,900	575,575
*Cephalon, Inc.	3,108	198,415
#*Cepheid, Inc.	13,400	196,846
#*Cerner Corp.	2,700	204,255
*Charles River Laboratories International, Inc.	9,194	334,110
Chemed Corp.	8,200	381,300
Cigna Corp.	9,400	317,438
*Clinical Data, Inc.	8,805	135,333
*CombiMatrix Corp.	5,505	38,535
*Combinatorx, Inc.	5,440	5,821
*Community Health Systems, Inc.	58,261	1,900,474
#Computer Programs & Systems, Inc.	3,167	119,174

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Conceptus, Inc.	6,200	$120,342
*Conmed Corp.	27,000	580,770
*Continucare Corp.	51,403	248,791
#Cooper Cos., Inc.	36,090	1,274,699
*Cornerstone Therapeutics, Inc.	1,700	8,721
*Corvel Corp.	6,849	206,566
#*Covance, Inc.	2,600	151,086
*Coventry Health Care, Inc.	91,051	2,083,247
*CPEX Pharmaceuticals, Inc.	930	14,657
*Cross Country Healthcare, Inc.	15,460	140,068
*CryoLife, Inc.	26,321	165,559
*Cubist Pharmaceuticals, Inc.	6,400	131,136
*Cutera, Inc.	12,442	109,863
*Cyberonics, Inc.	6,029	112,983
*Cynosure, Inc.	7,100	71,994
*Cypress Bioscience, Inc.	36,400	187,460
*Cytokinetics, Inc.	54,657	165,064
#*Cytori Therapeutics, Inc.	6,999	47,173
*DaVita, Inc.	7,100	424,296
Daxor Corp.	4,092	46,690
*Dendreon Corp.	18,191	503,891
#DENTSPLY International, Inc.	9,000	301,770
*DepoMed, Inc.	16,700	47,595
#*Dexcom, Inc.	26,300	238,278
*Dialysis Corp. of America	6,626	46,316
*Digirad Corp.	16,700	33,066
*Dionex Corp.	1,398	97,650
*Durect Corp.	23,066	50,053
*DUSA Pharmaceuticals, Inc.	4,400	6,160
*Dyax Corp.	30,347	102,269
*Dynacq Healthcare, Inc.	2,433	7,421
*Eclipsys Corp.	10,400	173,472
*Edwards Lifesciences Corp.	6,100	546,682
*Emergency Medical Services Corp. Class A	3,700	194,287
*Emergent BioSolutions, Inc.	20,858	298,687
#*Emeritus Corp.	28,900	525,980
*Encision, Inc.	800	1,160
*Endo Pharmaceuticals Holdings, Inc.	4,086	82,169
•#*Endo Pharmaceuticals Solutions	21,829	21,611
*Endologix, Inc.	20,585	94,279
Ensign Group, Inc.	7,478	127,799
*ENTREMED, Inc.	700	500
*Enzo Biochem, Inc.	28,600	135,564
#*Enzon Pharmaceuticals, Inc.	13,000	129,610
*eResearch Technology, Inc.	38,743	238,269
*ev3, Inc.	75,988	1,107,905
*Exact Sciences Corp.	5,900	20,827
*Exactech, Inc.	10,670	172,320
*Exelixis, Inc.	27,916	185,083
*Facet Biotech Corp.	5,084	80,073
*Five Star Quality Care, Inc.	30,717	97,066
*Forest Laboratories, Inc.	9,100	269,724
*Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	5,032
#*Genomic Health, Inc.	7,100	117,363
*Genoptix, Inc.	1,500	48,840
#*Gen-Probe, Inc.	3,700	158,841
*Gentiva Health Services, Inc.	33,575	857,506
*Genzyme Corp.	7,700	417,802
*Geron Corp.	39,340	212,829
#*Greatbatch, Inc.	21,800	428,370
#*GTx, Inc.	6,400	26,176

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Haemonetics Corp.	5,800	$328,338
*Halozyme Therapeutics, Inc.	14,525	78,726
*Hanger Orthopedic Group, Inc.	23,748	386,142
*Hansen Medical, Inc.	6,681	16,235
*Harvard Bioscience, Inc.	35,325	121,871
*Health Fitness Corp.	6,800	59,568
*Health Grades, Inc.	9,044	39,251
*Health Net, Inc.	52,229	1,267,076
*HealthSouth Corp.	21,117	380,317
*HealthSpring, Inc.	52,200	907,758
*HealthStream, Inc.	17,632	69,646
*HealthTronics, Inc.	32,292	90,741
*Healthways, Inc.	26,500	452,090
*HeartWare International, Inc.	600	23,190
#*Helicos BioSciences Corp.	15,100	15,100
*Hemispherx Biopharma, Inc.	3,300	2,178
#*Henry Schein, Inc.	8,644	467,208
Hill-Rom Holdings, Inc.	47,800	1,117,086
*Hi-Tech Pharmacal Co., Inc.	10,871	234,161
#*HMS Holdings Corp.	9,600	432,864
*Hollis-Eden Pharmaceuticals, Inc.	3,586	2,080
*Hologic, Inc.	101,312	1,526,772
*Home Diagnostics, Inc.	16,725	102,357
*Hooper Holmes, Inc.	6,931	6,377
*Hospira, Inc.	11,600	587,424
*Humana, Inc.	19,973	971,087
*ICU Medical, Inc.	10,600	368,668
*Idenix Pharmaceuticals, Inc.	14,903	41,728
*Idera Pharmaceuticals, Inc.	5,200	24,908
#*IDEXX Laboratories, Inc.	1,200	62,988
#*Illumina, Inc.	9,020	330,944
*Immucor, Inc.	5,050	93,678
*ImmunoGen, Inc.	15,005	104,885
#*Immunomedics, Inc.	19,800	66,330
*Impax Laboratories, Inc.	4,500	59,850
#*Incyte Corp.	15,200	162,336
*Infinity Pharmaceuticals, Inc.	15,777	96,397
#*Inspire Pharmaceuticals, Inc.	16,400	90,364
*Insulet Corp.	10,800	147,204
*Integra LifeSciences Holdings Corp.	10,300	395,520
*IntegraMed America, Inc.	6,889	55,870
*Interleukin Genetics, Inc.	2,100	1,869
*InterMune, Inc.	8,892	138,804
*Intuitive Surgical, Inc.	1,500	492,090
#Invacare Corp.	30,200	756,208
*InVentiv Health, Inc.	27,594	424,120
*Inverness Medical Innovations, Inc.	38,751	1,564,378
#*IPC The Hospitalist Co.	1,800	61,182
*Iridex Corp.	1,600	4,640
*IRIS International, Inc.	9,600	99,360
*Isis Pharmaceuticals, Inc.	10,070	112,381
*IsoRay, Inc.	7,600	7,600
*ISTA Pharmaceuticals, Inc.	8,089	29,444
*Jazz Pharmaceuticals, Inc.	8,100	76,140
#*Kendle International, Inc.	10,500	212,520
*Kensey Nash Corp.	9,515	230,453
*Keryx Biopharmaceuticals, Inc.	7,718	20,144
Kewaunee Scientific Corp.	1,631	23,609
*Kindred Healthcare, Inc.	15,800	267,178
*Kinetic Concepts, Inc.	6,352	262,274
*King Pharmaceuticals, Inc.	239,100	2,871,591

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*K-V Pharmaceutical Co.	28,861	$99,570
*K-V Pharmaceutical Co. Class B	2,700	10,422
#*Laboratory Corp. of America Holdings	3,500	248,850
Landauer, Inc.	2,300	136,022
*Lannet Co., Inc.	19,065	111,530
*LCA-Vision, Inc.	14,681	85,443
*LeMaitre Vascular, Inc.	6,245	29,039
*Lexicon Pharmaceuticals, Inc.	99,460	177,039
*LHC Group, Inc.	7,000	215,530
*Life Technologies Corp.	17,689	879,320
#*LifePoint Hospitals, Inc.	50,981	1,528,410
*Ligand Pharmaceuticals, Inc. Class B	32,274	57,125
#*Lincare Holdings, Inc.	14,700	541,254
#*Luminex Corp.	9,500	128,535
#*Luna Innovations, Inc.	3,800	10,678
*Magellan Health Services, Inc.	15,139	597,688
*MAKO Surgical Corp.	6,396	73,426
#*Mannkind Corp.	28,630	289,736
*MAP Pharmaceuticals, Inc.	3,000	45,030
*Martek Biosciences Corp.	28,926	623,066
*Matrixx Initiatives, Inc.	7,197	33,898
*Maxygen, Inc.	41,232	230,487
McKesson Corp.	8,200	482,324
*MedAssets, Inc.	10,520	212,925
*MedCath Corp.	16,276	110,514
*Medco Health Solutions, Inc.	12,000	737,760
*Medical Action Industries, Inc.	17,432	236,552
*Medicines Co. (The)	22,746	188,564
*MediciNova, Inc.	692	4,951
Medicis Pharmaceutical Corp. Class A	54,702	1,264,163
*Medivation, Inc.	6,300	209,727
*Mednax, Inc.	5,100	289,986
MedQuist, Inc.	10,640	72,671
*MEDTOX Scientific, Inc.	5,829	48,497
*Merge Healthcare, Inc.	16,908	43,961
Meridian Bioscience, Inc.	7,749	155,290
*Merit Medical Systems, Inc.	16,585	295,711
*Metabolix, Inc.	12,274	122,372
*Metropolitan Health Networks, Inc.	21,195	47,689
*Micromet, Inc.	14,266	110,847
*Micrus Endovascular Corp.	4,500	75,510
*Millipore Corp.	3,500	241,395
#*Molecular Insight Pharmaceuticals, Inc.	10,866	15,212
*Molina Healthcare, Inc.	25,800	574,050
*Momenta Pharmaceuticals, Inc.	10,100	147,359
*MWI Veterinary Supply, Inc.	7,334	276,785
#*Mylan, Inc.	9,400	171,362
*Myriad Genetics, Inc.	7,600	178,600
*Myriad Pharmaceuticals, Inc.	1,900	8,873
*Nabi Biopharmaceuticals	56,861	276,344
*Nanosphere, Inc.	13,018	71,469
*National Dentex Corp.	2,560	21,274
National Healthcare Corp.	8,859	325,302
National Research Corp.	1,200	24,132
*Natus Medical, Inc.	24,892	337,784
*Nektar Therapeutics	17,347	198,103
*Neogen Corp.	9,514	202,172
*Neurocrine Biosciences, Inc.	15,279	35,906
*NeurogesX, Inc.	3,642	25,713
*Neurometrix, Inc.	5,148	11,068
*Nighthawk Radiology Holdings, Inc.	23,244	92,279

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*NovaMed, Inc.	22,344	$92,281
#*Novavax, Inc.	28,152	61,090
*NPS Pharmaceuticals, Inc.	15,771	53,937
#*NuVasive, Inc.	3,690	101,844
*NxStage Medical, Inc.	31,340	254,167
*Obagi Medical Products, Inc.	12,043	129,101
*Odyssey Healthcare, Inc.	36,207	531,519
Omnicare, Inc.	77,500	1,937,500
*Omnicell, Inc.	31,788	380,820
*OncoGenex Pharmaceutical, Inc.	350	4,960
*Oncothyreon, Inc.	8,300	40,587
*Onyx Pharmaceuticals, Inc.	6,700	192,692
*Opko Health, Inc.	2,600	4,420
#*Optimer Pharmaceuticals, Inc.	8,369	103,106
*OraSure Technologies, Inc.	51,704	264,724
*Orexigen Therapeutics, Inc.	11,205	71,264
*Orthologic Corp.	2,900	2,552
*Orthovita, Inc.	28,500	103,740
#*OSI Pharmaceuticals, Inc.	6,300	215,586
*Osiris Therapeutics, Inc.	6,952	55,546
*Osteotech, Inc.	17,855	60,350
Owens & Minor, Inc.	6,700	268,603
#*OXiGENE, Inc.	5,200	5,772
*Pain Therapeutics, Inc.	33,430	176,845
*Palomar Medical Technologies, Inc.	19,421	178,673
*Par Pharmaceutical Cos., Inc.	35,904	944,993
*Parexel International Corp.	44,213	855,079
#*Patterson Cos., Inc.	7,832	223,682
*PDI, Inc.	8,644	43,047
#PDL BioPharma, Inc.	15,273	97,747
*Penwest Pharmaceuticals Co.	9,754	25,360
PerkinElmer, Inc.	52,240	1,052,114
#Perrigo Co.	9,800	433,944
Pfizer, Inc.	326,770	6,097,528
Pharmaceutical Products Development Service, Inc.	5,400	126,144
*Pharmasset, Inc.	1,500	31,350
#*PharmAthene, Inc.	1,665	3,313
#*PharMerica Corp.	16,352	266,211
*Phase Forward, Inc.	7,100	103,802
*PHC, Inc.	6,105	7,387
#*Poniard Pharmaceuticals, Inc.	9,454	15,126
*Pozen, Inc.	6,700	39,396
*Progenics Pharmaceuticals, Inc.	18,600	83,700
*Prospect Medical Holdings, Inc.	8,310	49,112
*Providence Service Corp.	3,700	47,508
*PSS World Medical, Inc.	16,600	340,632
Psychemedics Corp.	580	4,472
*Psychiatric Solutions, Inc.	46,532	1,026,031
*QuadraMed Corp.	2,332	19,565
#Quality Systems, Inc.	2,200	113,388
Quest Diagnostics, Inc.	11,400	634,638
*Questcor Pharmaceuticals, Inc.	8,700	39,411
#*Quidel Corp.	10,500	139,440
*Quigley Corp.	6,052	12,104
*RadNet, Inc.	8,626	18,977
*Raptor Pharmaceutical Corp.	378	930
*Regeneration Technologies, Inc.	45,384	143,413
*Regeneron Pharmaceuticals, Inc.	5,600	149,296
*RegeneRx Biopharmaceuticals, Inc.	728	408
*RehabCare Group, Inc.	18,896	549,118
*Repligen Corp.	29,849	102,979

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Repros Therapeutics, Inc.	743	$542
*Res-Care, Inc.	27,419	247,045
#*ResMed, Inc.	4,800	245,472
*Rigel Pharmaceuticals, Inc.	15,304	125,646
*Rochester Medical Corp.	8,729	105,621
*Rockwell Medical Technologies, Inc.	5,990	42,170
*Salix Pharmaceuticals, Ltd.	29,902	874,933
#*Sangamo BioSciences, Inc.	13,895	76,422
*Santarus, Inc.	17,075	80,765
*Savient Pharmaceuticals, Inc.	12,865	165,058
*SciClone Pharmaceuticals, Inc.	30,197	79,720
*SCOLR Pharma, Inc.	1,270	635
*Seattle Genetics, Inc.	17,470	180,290
*SenoRx, Inc.	6,990	52,076
#*Sequenom, Inc.	17,608	70,608
*Sirona Dental Systems, Inc.	45,697	1,470,072
*Skilled Healthcare Group, Inc.	13,500	88,290
*Solta Medical, Inc.	6,850	12,330
*Somanetics Corp.	11,250	178,312
*SonoSite, Inc.	16,678	454,142
Span-American Medical System, Inc.	3,229	53,924
*Spectranetics Corp.	25,401	175,013
#*Spectrum Pharmaceuticals, Inc.	22,010	96,844
*SRI/Surgical Express, Inc.	388	857
*St. Jude Medical, Inc.	11,500	433,895
#*Staar Surgical Co.	13,837	47,461
#*StemCells, Inc.	21,481	26,422
*Stereotaxis, Inc.	13,378	54,315
#Steris Corp.	15,900	414,672
*Strategic Diagnostics, Inc.	10,362	15,232
*Sucampo Pharmaceuticals, Inc.	1,955	7,038
*Sun Healthcare Group, Inc.	33,195	290,124
*SunLink Health Systems, Inc.	897	1,597
*Sunrise Senior Living, Inc.	40,300	119,691
*SuperGen, Inc.	51,446	139,419
#*SurModics, Inc.	6,385	127,700
*Symmetry Medical, Inc.	32,000	285,440
*Synovis Life Technologies, Inc.	7,060	89,874
*Synta Pharmaceuticals Corp.	6,328	26,451
*Targacept, Inc.	16,596	347,686
Techne Corp.	3,336	218,908
Teleflex, Inc.	16,525	944,569
*Tenet Healthcare Corp.	38,000	210,520
*Theragenics Corp.	14,207	18,895
#*Theravance, Inc.	11,341	124,411
*Thermo Fisher Scientific, Inc.	51,533	2,378,248
#*Thoratec Corp.	14,300	405,405
*Tomotherapy, Inc.	21,851	88,497
*TranS1, Inc.	12,636	40,941
*Transcend Services, Inc.	2,181	40,916
*Transcept Pharmaceuticals, Inc.	1,095	8,421
*Trimeris, Inc.	13,026	29,960
#*Triple-S Management Corp.	19,523	323,887
*Trubion Pharmaceuticals, Inc.	3,245	12,363
*U.S. Physical Therapy, Inc.	10,926	171,101
#*United Therapeutics Corp.	5,700	339,549
UnitedHealth Group, Inc.	73,796	2,435,268
*Universal American Corp.	69,399	927,171
Universal Health Services, Inc.	15,200	443,232
*Urologix, Inc.	3,584	6,272
Utah Medical Products, Inc.	2,703	75,846

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Valeant Pharmaceuticals International	17,500	$585,725
*Vanda Pharmaceuticals, Inc.	4,985	49,900
#*Varian, Inc.	16,800	866,208
*Vascular Solutions, Inc.	8,147	65,909
#*VCA Antech, Inc.	3,591	91,175
#*Vertex Pharmaceuticals, Inc.	1,600	61,440
*Vical, Inc.	25,668	72,384
*Viropharma, Inc.	66,723	659,223
*Virtual Radiologic Corp.	7,928	83,878
*Vital Images, Inc.	17,739	252,249
#*Vivus, Inc.	19,500	164,775
#*Volcano Corp.	6,216	123,139
*Watson Pharmaceuticals, Inc.	34,300	1,316,091
*WellCare Health Plans, Inc.	20,703	645,520
*WellPoint, Inc.	62,400	3,976,128
West Pharmaceutical Services, Inc.	10,805	392,546
#*Wright Medical Group, Inc.	29,427	526,155
*XenoPort, Inc.	3,100	57,288
Young Innovations, Inc.	6,947	159,712
*Zimmer Holdings, Inc.	12,100	681,472
*Zoll Medical Corp.	17,500	487,200
*Zymogenetics, Inc.	20,900	118,503

Total Health Care		119,874,784

Industrials — (11.3%)
*3D Systems Corp.	17,589	184,684
#A.O. Smith Corp.	12,697	540,638
*A.T. Cross Co.	5,900	26,550
#AAON, Inc.	8,350	171,926
*AAR Corp.	37,413	866,859
ABM Industries, Inc.	39,828	773,460
*Acacia Technologies Group	20,040	179,759
*ACCO Brands Corp.	35,600	274,120
Aceto Corp.	27,610	145,781
*Active Power, Inc.	4,800	4,944
Actuant Corp.	51,202	858,658
Acuity Brands, Inc.	5,663	202,622
Administaff, Inc.	4,100	93,644
*Advisory Board Co. (The)	7,798	251,797
*Aecom Technology Corp.	6,900	186,093
*Aerosonic Corp.	970	3,822
*AeroVironment, Inc.	7,261	247,382
#*AGCO Corp.	26,958	833,272
*Air Transport Services Group, Inc.	52,124	120,406
Aircastle, Ltd.	61,172	581,746
#*AirTran Holdings, Inc.	62,700	302,214
Alamo Group, Inc.	9,781	175,569
*Alaska Air Group, Inc.	37,490	1,174,937
Albany International Corp.	21,700	431,613
Alexander & Baldwin, Inc.	46,560	1,487,592
#*Alliant Techsystems, Inc.	2,000	157,940
*Allied Defense Group, Inc.	6,064	43,721
*Altra Holdings, Inc.	21,103	232,555
*Amerco, Inc.	19,792	747,940
#*American Commercial Lines, Inc.	11,023	169,093
American Ecology Corp.	8,559	135,660
American Railcar Industries, Inc.	16,362	162,147
*American Reprographics Co.	33,888	238,233
American Science & Engineering, Inc.	5,381	417,781
#*American Superconductor Corp.	8,300	315,566
American Woodmark Corp.	13,119	264,479

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ameron International Corp.	7,900	$545,337
Ametek, Inc.	7,290	265,648
Ampco-Pittsburgh Corp.	8,470	216,239
#*AMR Corp.	28,600	197,912
*AMREP Corp.	5,440	74,528
*APAC Customer Services, Inc.	13,737	71,158
#Apogee Enterprises, Inc.	28,000	385,280
Applied Industrial Technologies, Inc.	33,874	738,453
Applied Signal Technologies, Inc.	10,259	182,508
*Argan, Inc.	6,296	89,403
*Argon ST, Inc.	15,929	403,959
#Arkansas Best Corp.	22,007	496,038
#*Armstrong World Industries, Inc.	37,303	1,358,948
#*Astec Industries, Inc.	19,700	490,333
*Astronics Corp.	3,700	29,970
*Astronics Corp. Class B	325	2,489
*ATC Technology Corp.	20,578	450,041
*Atlas Air Worldwide Holdings, Inc.	19,230	705,164
*Avalon Holding Corp. Class A	700	1,575
Avery Dennison Corp.	6,800	221,068
#*Avis Budget Group, Inc.	75,446	816,326
*AZZ, Inc.	8,700	261,696
B.F. Goodrich Co.	8,308	514,348
#Badger Meter, Inc.	2,800	105,812
*Baker (Michael) Corp.	6,400	249,664
#Baldor Electric Co.	39,887	984,411
*Baldwin Technology Co., Inc. Class A	9,038	11,388
Barnes Group, Inc.	43,296	694,468
Barrett Business Services, Inc.	10,251	131,315
*BE Aerospace, Inc.	20,159	452,166
*Beacon Roofing Supply, Inc.	35,522	596,770
Belden, Inc.	23,480	536,048
*Blount International, Inc.	11,297	125,849
*BlueLinx Holdings, Inc.	24,506	69,597
Bowne & Co., Inc.	33,410	219,504
#Brady Co. Class A	18,600	525,636
*Breeze-Eastern Corp.	3,790	24,824
#Briggs & Stratton Corp.	49,341	815,607
Brink’s Co. (The)	4,800	112,224
*Broadwind Energy, Inc.	700	3,983
*BTU International, Inc.	5,026	26,889
Bucyrus International, Inc.	2,468	129,274
#*Builders FirstSource, Inc.	22,112	74,075
*C&D Technologies, Inc.	18,521	27,411
*CAI International, Inc.	16,807	133,448
Carlisle Cos., Inc.	15,471	518,588
Cascade Corp.	10,610	307,160
*Casella Waste Systems, Inc.	20,371	88,614
#*CBIZ, Inc.	49,100	355,975
CDI Corp.	18,296	235,835
*CECO Environmental Corp.	7,984	29,301
*Celadon Group, Inc.	18,712	183,752
#*Cenveo, Inc.	11,399	82,301
*Ceradyne, Inc.	23,193	453,191
*Champion Industries, Inc.	6,476	9,973
*Chart Industries, Inc.	21,610	348,569
Chase Corp.	6,103	74,151
Chicago Rivet & Machine Co.	257	3,791
Cintas Corp.	11,185	280,855
CIRCOR International, Inc.	15,100	426,575
#CLAROC, Inc.	6,500	210,470

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Clean Harbors, Inc.	1,777	$101,751
#*Coleman Cable, Inc.	2,791	12,252
*Colfax Corp.	3,000	33,810
*Columbus McKinnon Corp.	18,000	244,440
Comfort Systems USA, Inc.	31,480	369,260
*Command Security Corp.	5,329	12,949
*Commercial Vehicle Group, Inc.	4,700	22,513
*Competitive Technologies, Inc.	3,200	4,512
CompX International, Inc.	2,300	17,917
*COMSYS IT Partners, Inc.	15,761	199,219
*Consolidated Graphics, Inc.	9,300	313,875
#*Continental Airlines, Inc.	28,700	527,793
Con-way, Inc.	16,700	477,954
Cooper Industries P.L.C.	7,300	313,170
*Copart, Inc.	9,140	308,566
*Cornell Cos., Inc.	15,030	315,630
Corporate Executive Board Co.	6,386	147,772
*Corrections Corp. of America	27,170	508,351
#*CoStar Group, Inc.	5,140	207,553
Courier Corp.	16,697	233,424
#*Covanta Holding Corp.	39,578	692,615
*Covenant Transportation Group, Inc.	3,066	11,038
*CPI Aerostructures, Inc.	4,487	27,595
*CRA International, Inc.	11,485	298,036
#Crane Co.	7,446	227,252
CSX Corp.	34,180	1,464,955
Cubic Corp.	17,050	665,802
Cummins, Inc.	5,600	252,896
#Curtiss-Wright Corp.	15,650	478,264
#Danaher Corp.	9,600	684,960
Deere & Co.	6,800	339,660
*Delta Air Lines, Inc.	174,728	2,136,923
Deluxe Corp.	9,595	178,563
Diamond Management & Technology Consultants, Inc.	18,145	134,273
*Dollar Thrifty Automotive Group, Inc.	20,600	501,816
Donaldson Co., Inc.	1,400	53,536
Dover Corp.	11,100	475,968
Ducommun, Inc.	11,679	209,988
*DXP Enterprises, Inc.	8,198	107,312
*Dycom Industries, Inc.	33,688	275,231
*Dynamex, Inc.	8,677	138,138
Dynamic Materials Corp.	11,025	180,920
*DynCorp International, Inc. Class A	31,028	372,646
#*Eagle Bulk Shipping, Inc.	30,760	153,800
Eastern Co.	4,410	52,258
Eaton Corp.	11,800	722,632
Ecology & Environment, Inc. Class A	1,941	29,309
*EMCOR Group, Inc.	30,690	738,401
Emerson Electric Co.	1,000	41,540
#Empire Resources, Inc.	7,000	10,080
#Encore Wire Corp.	20,806	416,328
#*Ener1, Inc.	26,288	106,204
#*Energy Conversion Devices, Inc.	23,200	211,352
EnergySolutions, Inc.	65,200	544,420
#*EnerNOC, Inc.	2,009	62,560
*EnerSys, Inc.	38,810	756,407
Ennis, Inc.	35,570	533,550
*EnPro Industries, Inc.	21,672	527,713
*Environmental Tectonics Corp.	400	1,128
Equifax, Inc.	5,243	167,776
#ESCO Technologies, Inc.	11,264	368,220

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Espey Manufacturing & Electronics Corp.	3,027	$59,904
*Esterline Technologies Corp.	37,098	1,400,820
#*Evergreen Solar, Inc.	62,567	90,096
*Exponent, Inc.	7,460	200,749
*ExpressJet Holdings, Inc.	11,700	40,950
Federal Signal Corp.	42,606	276,513
FedEx Corp.	14,100	1,104,735
*Flanders Corp.	26,480	92,415
*Flow International Corp.	38,731	132,073
Flowserve Corp.	3,400	306,578
Fluor Corp.	3,600	163,224
*Fortune Industries, Inc.	800	568
#Forward Air Corp.	4,100	96,883
*Franklin Covey Co.	20,197	105,832
Franklin Electric Co., Inc.	17,572	457,399
#Freightcar America, Inc.	11,627	226,726
Frozen Food Express Industries, Inc.	5,210	18,756
#*FTI Consulting, Inc.	10,800	447,660
*Fuel Tech, Inc.	9,271	67,956
#*FuelCell Energy, Inc.	23,000	64,860
*Furmanite Corp.	25,821	83,918
G & K Services, Inc. Class A	9,253	231,325
Gardner Denver Machinery, Inc.	33,400	1,330,990
#GATX Corp.	50,400	1,321,488
#*Genco Shipping & Trading, Ltd.	21,910	419,796
*Gencor Industries, Inc.	3,070	21,336
*GenCorp, Inc.	16,213	90,793
#*General Cable Corp.	3,252	94,633
General Dynamics Corp.	12,200	815,570
General Electric Co.	350,484	5,635,783
*Genesee & Wyoming, Inc.	23,657	697,172
*GEO Group, Inc. (The)	38,117	705,164
*GeoEye, Inc.	11,000	282,370
*Gibraltar Industries, Inc.	26,350	367,319
#Gorman-Rupp Co. (The)	7,007	169,780
*GP Strategies Corp.	12,573	93,040
Graco, Inc.	2,100	56,049
*Graftech International, Ltd.	9,800	123,088
Graham Corp.	7,250	115,130
Granite Construction, Inc.	10,754	332,084
Great Lakes Dredge & Dock Corp.	54,260	320,677
Greenbrier Cos., Inc.	16,400	133,660
*Griffon Corp.	58,333	688,913
#*GT Solar International, Inc.	3,800	21,850
*H&E Equipment Services, Inc.	29,660	314,693
Hardinge, Inc.	9,341	48,667
Harsco Corp.	16,212	482,469
*Hawaiian Holdings, Inc.	51,268	304,532
Healthcare Services Group, Inc.	8,405	172,302
#Heartland Express, Inc.	17,800	247,242
HEICO Corp.	5,895	250,714
HEICO Corp. Class A	11,556	389,899
#Heidrick & Struggles International, Inc.	15,341	390,122
*Heritage-Crystal Clean, Inc.	1,500	16,350
*Herley Industries, Inc.	2,700	33,048
Herman Miller, Inc.	9,000	152,010
*Hertz Global Holdings, Inc.	54,987	569,665
#*Hexcel Corp.	35,660	392,260
*Hill International, Inc.	34,720	204,848
HNI Corp.	22,562	564,501
#*Hoku Scientific, Inc.	16,127	39,672

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Honeywell International, Inc.	5,800	$224,112
Horizon Lines, Inc.	26,584	126,008
Houston Wire & Cable Co.	8,276	99,560
*Hub Group, Inc. Class A	8,400	202,524
Hubbell, Inc. Class A	1,400	58,702
#Hubbell, Inc. Class B	7,980	343,619
*Hudson Highland Group, Inc.	19,186	78,471
*Hurco Cos., Inc.	6,000	100,560
*Huron Consulting Group, Inc.	1,400	33,376
*ICF International, Inc.	9,854	230,682
*ICT Group, Inc.	12,580	199,519
#IDEX Corp.	26,250	740,775
*IHS, Inc.	4,200	216,048
*II-VI, Inc.	9,100	243,334
Illinois Tool Works, Inc.	5,200	226,668
#Ingersoll-Rand P.L.C.	6,897	223,877
*InnerWorkings, Inc.	36,665	210,090
*Innotrac Corp.	2,916	3,878
*Innovative Solutions & Support, Inc.	16,159	65,444
*Insituform Technologies, Inc. Class A	30,060	615,629
Insteel Industries, Inc.	16,365	161,686
*Integrated Electrical Services, Inc.	12,442	63,952
Interface, Inc. Class A	29,193	236,755
*Interline Brands, Inc.	31,703	532,610
International Shipholding Corp.	1,100	30,316
*Intersections, Inc.	12,482	54,047
#*Iron Mountain, Inc.	16,191	370,126
ITT Industries, Inc.	5,450	263,290
J.B. Hunt Transport Services, Inc.	6,000	183,960
*Jacobs Engineering Group, Inc.	8,232	311,087
#*JetBlue Airways Corp.	237,948	1,175,463
John Bean Technologies Corp.	2,145	35,371
*Kadant, Inc.	1,300	19,786
Kaman Corp. Class A	15,146	376,984
#*Kansas City Southern	48,304	1,434,629
#Kaydon Corp.	21,960	717,872
KBR, Inc.	1,000	18,730
*Kelly Services, Inc. Class A	44,500	583,840
*Kelly Services, Inc. Class B	700	9,121
Kennametal, Inc.	67,851	1,660,992
*Key Technology, Inc.	3,699	53,340
*Kforce, Inc.	41,201	550,857
Kimball International, Inc. Class B	21,411	168,719
#*Kirby Corp.	22,546	731,392
Knight Transportation, Inc.	16,890	305,709
Knoll, Inc.	5,049	56,852
*Korn/Ferry International	38,226	565,745
*Kratos Defense & Security Solutions, Inc.	4,587	43,622
*K-Tron International, Inc.	1,307	194,377
*L.B. Foster Co. Class A	8,392	226,416
L.S. Starrett Co. Class A	3,200	31,136
L-3 Communications Holdings, Inc.	8,000	666,720
*LaBarge, Inc.	14,800	162,504
*Ladish Co., Inc.	13,297	205,439
Landstar System, Inc.	2,000	72,580
Lawson Products, Inc.	7,488	120,931
*Layne Christensen Co.	16,418	415,868
*LECG Corp.	22,233	63,364
#Lennox International, Inc.	5,500	210,210
*LGL Group, Inc.	1,300	5,200
Lincoln Electric Holdings, Inc.	9,700	473,651

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Lindsay Corp.	3,000	$120,720
*LMI Aerospace, Inc.	9,100	115,479
LSI Industries, Inc.	32,842	195,738
*Lydall, Inc.	6,753	42,746
*M&F Worldwide Corp.	15,839	574,797
*Magnetek, Inc.	24,200	32,912
*Manitex International, Inc.	3,300	7,524
#Manitowoc Co., Inc. (The)	58,740	640,266
Manpower, Inc.	9,400	486,826
*Marten Transport, Ltd.	19,282	339,556
Masco Corp.	115,844	1,570,845
#*Mastec, Inc.	26,596	326,865
*McDermott International, Inc.	6,430	151,877
McGrath Rentcorp	19,073	401,868
#*Media Sciences International, Inc.	505	227
*Metalico, Inc.	35,800	176,494
Met-Pro Corp.	14,009	131,264
*MFRI, Inc.	3,651	24,900
#*Microvision, Inc.	19,600	38,024
#*Middleby Corp.	1,199	54,027
*Miller Industries, Inc.	9,710	108,849
#Mine Safety Appliances Co.	18,735	451,326
*Mobile Mini, Inc.	35,380	497,089
#*Monster Worldwide, Inc.	50,870	793,063
*Moog, Inc.	26,689	805,474
*Moog, Inc. Class B	1,800	55,080
MSC Industrial Direct Co., Inc. Class A	2,000	86,380
Mueller Industries, Inc.	35,636	876,289
Mueller Water Products, Inc.	117,405	529,497
Multi-Color Corp.	9,756	114,048
*MYR Group, Inc.	14,563	230,969
NACCO Industries, Inc. Class A	5,819	313,179
National Technical Systems, Inc.	10,048	56,671
*Navigant Consulting, Inc.	30,100	408,156
*NCI Building Systems, Inc.	12,231	24,095
*NN, Inc.	12,049	47,835
Nordson Corp.	11,629	657,504
Norfolk Southern Corp.	45,476	2,140,101
*North American Galvanizing & Coating, Inc.	18,733	94,789
Northrop Grumman Corp.	26,510	1,500,466
*Northwest Pipe Co.	7,915	189,327
#*Ocean Power Technologies, Inc.	7,031	42,397
*Old Dominion Freight Line, Inc.	20,008	550,220
Omega Flex, Inc.	4,638	49,116
*On Assignment, Inc.	32,356	225,845
*Orbital Sciences Corp.	29,600	467,976
*Orion Energy Systems, Inc.	4,300	20,468
*Orion Marine Group, Inc.	9,455	178,983
Oshkosh Truck Corp. Class B	19,041	686,809
Otter Tail Corp.	8,200	177,120
*Owens Corning, Inc.	107,808	2,773,900
*P.A.M. Transportation Services, Inc.	7,565	76,709
#Paccar, Inc.	1,786	64,350
*Pacer International, Inc.	31,370	94,110
Pall Corp.	7,100	244,737
*Paragon Technologies, Inc.	1,500	3,525
Parker Hannifin Corp.	6,550	366,210
*Park-Ohio Holdings Corp.	12,584	115,018
*Patrick Industries, Inc.	3,895	10,010
*Patriot Transportation Holding, Inc.	2,033	181,120
Pentair, Inc.	22,900	699,366

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*PGT, Inc.	8,814	$16,923
*Pike Electric Corp.	34,290	299,009
*Pinnacle Airlines Corp.	22,177	168,767
#Pitney Bowes, Inc.	4,400	92,048
*Plug Power, Inc.	48,919	28,373
*PMFG, Inc.	4,156	63,213
*Polypore International, Inc.	36,714	493,069
Portec Rail Products, Inc.	8,400	91,728
*Powell Industries, Inc.	6,648	194,188
#*Power-One, Inc.	71,830	227,701
*PowerSecure International, Inc.	21,567	141,911
Precision Castparts Corp.	2,900	305,225
Preformed Line Products Co.	3,430	123,652
*PRGX Global, Inc.	6,700	38,525
*Protection One, Inc.	7,227	62,514
Providence & Worcester Railroad Co.	1,377	16,737
*Quality Distribution, Inc.	23,853	96,128
Quanex Building Products Corp.	29,800	479,184
*Quanta Services, Inc.	14,754	268,818
*Quixote Corp.	6,057	38,523
R. R. Donnelley & Sons Co.	102,400	2,029,568
#Raven Industries, Inc.	6,900	197,202
#Raytheon Co.	12,200	639,646
*RBC Bearings, Inc.	11,025	256,221
*RCM Technologies, Inc.	3,004	7,810
#Regal-Beloit Corp.	19,100	905,340
*Republic Airways Holdings, Inc.	16,339	79,898
Republic Services, Inc.	32,775	878,042
*Resources Connection, Inc.	10,834	193,495
Robbins & Myers, Inc.	25,219	560,366
#Robert Half International, Inc.	4,300	115,756
#Rockwell Automation, Inc.	9,200	443,808
Rollins, Inc.	7,650	150,552
Roper Industries, Inc.	6,700	335,536
*RSC Holdings, Inc.	32,100	230,478
*Rush Enterprises, Inc. Class A	23,670	268,891
*Rush Enterprises, Inc. Class B	4,506	44,790
Ryder System, Inc.	66,622	2,425,041
*Saia, Inc.	1,400	16,800
*Sauer-Danfoss, Inc.	32,207	366,194
Schawk, Inc.	21,782	280,552
*School Specialty, Inc.	19,188	423,863
Seaboard Corp.	517	635,910
Servotronics, Inc.	1,499	14,091
*Shaw Group, Inc.	4,400	142,076
SIFCO Industries, Inc.	4,350	54,680
Simpson Manufacturing Co., Inc.	36,730	905,762
SkyWest, Inc.	76,589	1,120,497
*SL Industries, Inc.	9,000	76,500
*SmartPros, Ltd.	1,700	5,380
Southwest Airlines Co.	307,716	3,486,422
*Sparton Corp.	3,902	24,192
*Spherix, Inc.	3,800	4,750
*Spire Corp.	4,715	20,793
#*Spirit AeroSystems Holdings, Inc. Class A	20,581	441,462
#SPX Corp.	13,044	710,115
*Standard Parking Corp.	9,108	147,823
#Standard Register Co.	18,700	99,484
Standex International Corp.	11,341	258,688
*Stanley, Inc.	9,000	235,620
Steelcase, Inc. Class A	69,400	491,352

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Stericycle, Inc.	2,400	$127,032
*Sterling Construction Co., Inc.	12,522	238,168
Sun Hydraulics, Inc.	8,600	192,468
*SunPower Corp. Class A	5,664	115,489
*SunPower Corp. Class B	2,797	51,940
Superior Uniform Group, Inc.	9,577	97,781
*Supreme Industries, Inc.	4,847	12,457
*Sykes Enterprises, Inc.	32,700	784,146
*Sypris Solutions, Inc.	11,160	32,810
#TAL International Group, Inc.	26,154	368,771
*Taser International, Inc.	39,185	221,003
*Team, Inc.	12,800	228,352
*Tech/Ops Sevcon, Inc.	1,971	5,223
Technology Research Corp.	400	1,404
*Tecumseh Products Co. Class A	9,800	108,584
*Tecumseh Products Co. Class B	2,500	28,250
*Teledyne Technologies, Inc.	13,100	488,106
Tennant Co.	10,587	253,347
#*Terex Corp.	24,540	479,757
*Tetra Tech, Inc.	13,700	310,168
#Textainer Group Holdings, Ltd.	34,000	579,360
#Textron, Inc.	26,400	515,592
*Thomas & Betts Corp.	32,497	1,097,099
*Thomas Group, Inc.	615	387
Timken Co.	88,398	1,980,999
#Titan International, Inc.	27,200	211,072
*Titan Machinery, Inc.	15,793	174,039
Todd Shipyards Corp.	4,328	64,747
Toro Co.	3,900	151,905
Towers Watson & Co.	5,900	257,417
*Trailer Bridge, Inc.	3,360	17,774
TransDigm Group, Inc.	4,641	224,021
*TRC Cos., Inc.	13,148	35,368
Tredegar Industries, Inc.	22,267	360,280
#*Trex Co., Inc.	12,346	190,375
*Trimas Corp.	26,164	154,891
#Trinity Industries, Inc.	79,600	1,244,944
Triumph Group, Inc.	14,628	745,004
*TrueBlue, Inc.	31,885	462,651
*Tufco Technologies, Inc.	2,000	6,600
#*Tutor Perini Corp.	28,700	547,022
Twin Disc, Inc.	16,900	162,747
*U.S. Home Systems, Inc.	1,500	3,360
*UAL Corp.	46,980	574,565
*Ultralife Corp.	15,995	61,421
Union Pacific Corp.	38,880	2,352,240
*United Capital Corp.	5,037	119,125
#*United Rentals, Inc.	57,586	461,264
*United Stationers, Inc.	16,997	927,356
United Technologies Corp.	14,283	963,817
Universal Forest Products, Inc.	16,900	573,586
*Universal Security Instruments, Inc.	500	2,705
Universal Truckload Services, Inc.	12,130	204,269
*UQM Technologies, Inc.	8,725	41,618
*URS Corp.	41,700	1,871,496
*US Airways Group, Inc.	28,444	151,038
*USA Truck, Inc.	12,082	149,213
#*USG Corp.	76,431	917,936
UTI Worldwide, Inc.	3,921	53,835
#Valmont Industries, Inc.	5,100	354,246
*Valpey Fisher Corp.	2,221	3,132

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Versar, Inc.	6,758	$21,423
Viad Corp.	23,700	467,601
*Vicor Corp.	27,878	241,423
Virco Manufacturing Corp.	21,836	77,081
*Volt Information Sciences, Inc.	24,400	226,676
VSE Corp.	3,700	187,479
#W.W. Grainger, Inc.	3,700	367,336
*Wabash National Corp.	28,080	83,117
Wabtec Corp.	4,500	172,485
*Waste Connections, Inc.	8,550	275,054
#Waste Management, Inc.	14,300	458,315
*Waste Services, Inc.	12,700	115,316
Watsco, Inc. Class A	7,900	378,884
Watsco, Inc. Class B	1,100	53,570
Watts Water Technologies, Inc.	30,800	891,044
*WCA Waste Corp.	9,114	37,367
#Werner Enterprises, Inc.	52,300	1,034,494
#*WESCO International, Inc.	22,817	632,487
*Willdan Group, Inc.	5,114	12,632
*Willis Lease Finance Corp.	6,065	100,012
Woodward Governor Co.	6,600	167,838
*Xenonics Holdings, Inc.	1,000	930
#*YRC Worldwide, Inc.	37,796	35,150

Total Industrials		167,361,907

Information Technology — (11.8%)
*3Com Corp.	252,397	1,880,358
*3PAR, Inc.	11,700	113,139
*ACI Worldwide, Inc.	11,752	188,150
*Acme Packet, Inc.	16,073	166,356
*Acorn Energy, Inc.	8,330	52,229
*Actel Corp.	26,397	290,895
*ActivIdentity Corp.	36,881	84,089
*Activision Blizzard, Inc.	80,839	821,324
*Actuate Corp.	49,152	245,268
*Acxiom Corp.	63,337	974,123
*Adaptec, Inc.	115,368	350,719
*ADC Telecommunications, Inc.	45,900	243,729
*ADDvantage Technologies Group, Inc.	3,600	7,740
*Adept Technology, Inc.	2,200	7,106
#Adtran, Inc.	8,200	173,840
*Advanced Analogic Technologies, Inc.	34,377	114,819
*Advanced Energy Industries, Inc.	38,336	502,968
*Advanced Micro Devices, Inc.	115,708	863,182
*Advanced Photonix, Inc.	3,600	2,592
*Advent Software, Inc.	3,600	135,900
*Aehr Test Systems	2,692	4,899
*Aetrium, Inc.	3,605	9,553
*Affiliated Computer Services, Inc. Class A	6,150	378,348
*Agilent Technologies, Inc.	15,200	426,056
Agilysys, Inc.	17,000	142,800
*Airvana, Inc.	27,877	211,029
#*Akamai Technologies, Inc.	4,900	121,030
#*Alliance Data Systems Corp.	2,000	118,920
Altera Corp.	12,700	270,764
American Software, Inc. Class A	24,803	135,920
#*Amkor Technology, Inc.	35,700	203,133
Amphenol Corp.	6,650	264,936
*Amtech Systems, Inc.	6,400	66,624
*Anadigics, Inc.	53,000	191,860
Analog Devices, Inc.	15,500	417,880

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Anaren, Inc.	15,344	$196,864
#*Anixter International, Inc.	13,000	541,840
#*Ansys, Inc.	7,505	314,159
*AOL, Inc.	18,084	433,473
Applied Materials, Inc.	40,200	489,636
*Applied Micro Circuits Corp.	68,408	501,431
*ArcSight, Inc.	3,100	73,625
*Ariba, Inc.	49,097	618,131
*Arris Group, Inc.	84,516	848,541
*Arrow Electronics, Inc.	74,875	1,966,966
*Art Technology Group, Inc.	34,500	154,560
*Aruba Networks, Inc.	16,242	168,754
*Aspen Technology, Inc.	9,500	87,400
Astro-Med, Inc.	3,200	23,200
#*Atheros Communications, Inc.	12,521	401,548
*Atmel Corp.	102,100	473,744
*ATMI, Inc.	28,700	481,586
*AuthenTec, Inc.	23,200	59,392
*Authentidate Holding Corp.	4,472	4,561
*Autobytel, Inc.	11,121	12,122
*Autodesk, Inc.	500	11,895
*Aviat Networks, Inc.	41,240	296,516
*Avid Technology, Inc.	43,600	550,668
*Avnet, Inc.	22,750	601,510
AVX Corp.	198,619	2,359,594
*Aware, Inc.	18,171	46,336
*Axcelis Technologies, Inc.	14,197	21,296
*AXT, Inc.	24,347	70,606
Bel Fuse, Inc. Class A	3,300	57,222
Bel Fuse, Inc. Class B	8,677	164,603
#*Bell Microproducts, Inc.	7,100	32,092
*Benchmark Electronics, Inc.	77,718	1,416,022
*BigBand Networks, Inc.	25,765	80,902
Black Box Corp.	26,915	739,893
Blackbaud, Inc.	17,320	386,236
*Blackboard, Inc.	3,600	141,876
*Blue Coat Systems, Inc.	19,819	488,538
*BMC Software, Inc.	2,200	85,008
*Bottomline Technologies, Inc.	25,300	437,690
*Brightpoint, Inc.	59,169	345,547
Broadridge Financial Solutions, Inc.	6,565	142,592
#*BroadVision, Inc.	1,000	13,040
*Brocade Communications Systems, Inc.	47,399	325,631
*Brooks Automation, Inc.	47,513	396,258
*Bsquare Corp.	5,761	14,172
CA, Inc.	15,600	343,824
*Cabot Microelectronics Corp.	19,600	688,940
#*CACI International, Inc. Class A	20,220	969,953
*Cadence Design Systems, Inc.	23,700	137,697
*CalAmp Corp.	10,864	31,506
*Callidus Software, Inc.	19,786	63,315
*Cascade Microtech, Inc.	9,176	39,732
Cass Information Systems, Inc.	3,230	97,223
*Cavium Networks, Inc.	6,200	133,982
*CEVA, Inc.	22,113	262,924
*Checkpoint Systems, Inc.	36,700	588,668
*Chordiant Software, Inc.	25,154	93,070
*Chyron International Corp.	1,400	3,052
*Ciber, Inc.	32,612	105,337
#*Ciena Corp.	55,914	712,904
*Cirrus Logic, Inc.	72,696	495,787

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Citrix Systems, Inc.	12,000	$498,600
*Clearfield, Inc.	4,100	8,200
*Cogent, Inc.	32,113	331,727
Cognex Corp.	31,347	513,150
#*Coherent, Inc.	9,859	292,615
Cohu, Inc.	20,188	261,435
*Comarco, Inc.	1,130	2,938
#*CommScope, Inc.	21,196	576,743
Communications Systems, Inc.	13,122	156,283
*CommVault Systems, Inc.	6,807	144,240
#*Compellent Technologies, Inc.	2,100	41,748
*Computer Sciences Corp.	49,145	2,521,138
*Computer Task Group, Inc.	9,529	67,179
*Compuware Corp.	45,500	345,345
*comScore, Inc.	6,600	89,562
*Comtech Telecommunications Corp.	21,646	765,403
*Comverge, Inc.	12,191	119,716
#*Concur Technologies, Inc.	3,100	122,915
*Concurrent Computer Corp.	4,384	18,807
*Conexant Systems, Inc.	14,500	55,390
#*Constant Contact, Inc.	3,100	54,684
*Convergys Corp.	103,500	1,107,450
Corning, Inc.	46,994	849,652
*CPI International, Inc.	14,494	162,333
*Cray, Inc.	27,409	129,370
*Cree, Inc.	16,270	909,656
*CSG Systems International, Inc.	13,500	262,035
*CSP, Inc.	2,269	8,463
CTS Corp.	3,700	28,157
*CyberOptics Corp.	6,236	45,273
#*CyberSource Corp.	32,301	584,002
*Cymer, Inc.	25,539	801,158
*Cypress Semiconductor Corp.	25,986	261,159
#Daktronics, Inc.	19,367	151,256
*Datalink Corp.	8,226	37,675
*Dataram Corp.	7,900	22,041
*DDi Corp.	15,252	65,736
#*DealerTrack Holdings, Inc.	31,459	565,318
*Deltek, Inc.	10,707	79,446
*DemandTec, Inc.	4,600	27,324
*DG FastChannel, Inc.	13,950	380,138
*Dice Holdings, Inc.	28,908	165,065
Diebold, Inc.	12,100	321,497
*Digi International, Inc.	21,689	208,214
*Digimarc Corp.	5,534	86,939
#*Digital River, Inc.	15,461	388,535
*Diodes, Inc.	21,200	353,616
*Ditech Networks, Inc.	2,120	2,671
*DivX, Inc.	27,057	152,060
*Dolby Laboratories, Inc.	1,000	50,330
*Dot Hill Systems Corp.	26,239	43,294
*Double-Take Software, Inc.	19,216	196,195
*DSP Group, Inc.	15,962	109,978
*DST Systems, Inc.	5,400	244,782
#*DTS, Inc.	9,264	262,171
*Dynamics Research Corp.	8,800	98,736
#EarthLink, Inc.	84,390	684,403
*eBay, Inc.	38,937	896,330
#*Ebix, Inc.	7,680	111,206
*Echelon Corp.	20,272	172,109
*EchoStar Corp.	19,025	365,280

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Edgewater Technology, Inc.	4,279	$12,837
*EFJohnson Technologies, Inc.	11,084	10,862
*Elecsys Corp.	1,496	5,012
Electro Rent Corp.	25,012	292,390
*Electro Scientific Industries, Inc.	13,400	150,214
*Electronic Arts, Inc.	14,800	240,944
*Electronics for Imaging, Inc.	63,383	734,609
*eLoyalty Corp.	2,021	12,490
*EMC Corp.	60,700	1,011,869
*EMS Technologies, Inc.	14,100	180,762
*Emulex Corp.	63,957	718,877
*Endwave Corp.	5,400	13,068
*Entegris, Inc.	161,194	586,746
*Entorian Technologies, Inc.	1,807	7,445
*Entropic Communications, Inc.	35,200	122,848
*Epicor Software Corp.	51,239	393,003
*EPIQ Systems, Inc.	29,871	356,958
*ePlus, Inc.	4,075	64,059
#*Equinix, Inc.	4,650	447,470
*Euronet Worldwide, Inc.	39,419	804,936
*Exar Corp.	37,116	260,925
*ExlService Holdings, Inc.	25,379	460,629
*Extreme Networks	61,826	152,710
*F5 Networks, Inc.	3,400	168,062
FactSet Research Systems, Inc.	1,700	107,100
#Fair Isaac Corp.	37,639	825,423
*Fairchild Semiconductor Corp. Class A	97,859	878,774
*FalconStor Software, Inc.	24,507	84,794
#*Faro Technologies, Inc.	15,031	271,610
#*FEI Co.	31,392	652,954
Fidelity National Information Services, Inc.	62,900	1,481,924
*Fiserv, Inc.	8,300	373,832
*FLIR Systems, Inc.	7,320	216,526
#*FormFactor, Inc.	37,954	587,148
*Forrester Research, Inc.	12,017	325,541
*Frequency Electronics, Inc.	6,800	33,864
*FSI International, Inc.	6,900	16,560
*Gartner Group, Inc.	8,459	181,023
*Gerber Scientific, Inc.	21,339	104,561
*GigOptix, Inc.	663	1,379
*Global Cash Access, Inc.	24,622	199,438
Global Payments, Inc.	3,700	164,650
*Globecomm Systems, Inc.	24,111	175,287
*GSE Systems, Inc.	2,558	13,378
*GSI Commerce, Inc.	12,074	274,804
*GSI Technology, Inc.	20,694	92,295
*GTSI Corp.	4,675	25,526
*Guidance Software, Inc.	10,338	54,791
*Hackett Group, Inc.	28,871	66,981
*Harmonic, Inc.	67,368	408,924
Harris Corp.	8,150	349,798
*Hauppauge Digital, Inc.	4,003	2,881
Heartland Payment Systems, Inc.	8,600	122,722
*Henry Bros. Electronics, Inc.	2,900	12,484
*Hewitt Associates, Inc. Class A	5,600	221,088
Hewlett-Packard Co	36,491	1,717,631
#*Hittite Microwave Corp.	5,714	212,447
*Hughes Communications, Inc.	6,399	165,670
*Hutchinson Technology, Inc.	22,305	150,113
*Hypercom Corp.	45,160	154,899
*I.D. Systems, Inc.	8,778	25,193

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IAC/InterActiveCorp	143,788	$2,887,263
#*ICx Technologies, Inc.	5,213	35,761
*IEC Electronics Corp.	3,100	13,888
iGATE Corp.	36,563	369,286
*Ikanos Communications, Inc.	2,530	5,440
*Imation Corp.	38,843	347,256
Imergent, Inc.	4,000	22,800
*Immersion Corp.	28,576	126,592
*Infinera Corp.	33,700	230,845
*infoGROUP, Inc.	55,400	427,134
*Informatica Corp.	9,984	236,521
*InfoSpace, Inc.	41,125	381,229
*Ingram Micro, Inc.	166,139	2,807,749
*Innodata Isogen, Inc.	11,315	58,385
*Insight Enterprises, Inc.	69,961	805,251
*Integral Systems, Inc.	14,400	106,848
*Integrated Device Technology, Inc.	198,187	1,123,720
*Integrated Silicon Solution, Inc.	19,682	113,565
Intel Corp.	94,799	1,839,101
*Intellicheck Mobilisa, Inc.	1,800	5,076
*Interactive Intelligence, Inc.	7,999	138,383
#*InterDigital, Inc.	3,768	93,409
*Intermec, Inc.	49,447	656,162
*Internap Network Services Corp.	44,781	199,275
*International Rectifier Corp.	73,616	1,328,033
*Internet Brands, Inc.	30,695	240,342
*Internet Capital Group, Inc.	17,959	111,885
*Interphase Corp.	4,200	11,130
Intersil Corp.	94,425	1,271,905
*Intest Corp.	2,202	3,215
*Intevac, Inc.	20,400	290,292
*IntriCon Corp.	6,777	20,331
#*Intuit, Inc.	8,000	236,880
*INX, Inc.	5,330	30,648
#*IPG Photonics Corp.	13,100	188,640
*Isilon Systems, Inc.	15,856	98,149
*Iteris, Inc.	13,000	17,550
#*Itron, Inc.	8,467	521,059
*Ixia	60,321	447,582
*IXYS Corp.	35,507	247,129
#*j2 Global Communications, Inc.	4,415	90,684
Jabil Circuit, Inc.	223,919	3,242,347
Jack Henry & Associates, Inc.	9,479	208,159
*JDA Software Group, Inc.	33,875	887,863
*JDS Uniphase Corp.	124,737	980,433
*Juniper Networks, Inc.	16,000	397,280
Keithley Instruments, Inc.	11,000	59,730
*Kemet Corp.	8,400	12,264
*Kenexa Corp.	17,500	173,600
*KEY Tronic Corp.	7,003	33,824
Keynote Systems, Inc.	8,468	81,886
KLA-Tencor Corp.	9,600	270,720
*Knot, Inc. (The)	32,845	300,532
*Kopin Corp.	59,987	246,547
*Kulicke & Soffa Industries, Inc.	49,373	227,610
*KVH Industries, Inc.	12,076	156,988
*L-1 Identity Solutions, Inc.	132,226	990,373
*Lam Research Corp.	3,100	102,331
*LaserCard Corp.	5,666	34,903
*Lattice Semiconductor Corp.	45,200	117,068
*Lawson Software, Inc.	116,743	707,463

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*LeCroy Corp.	10,051	$38,696
Lender Processing Services, Inc.	6,804	263,723
#*Lexmark International, Inc.	12,600	324,954
*Limelight Networks, Inc.	32,453	113,586
Linear Technology Corp.	6,540	170,694
*Lionbridge Technologies, Inc.	25,519	59,204
*Liquidity Services, Inc.	14,500	153,265
*Littlefuse, Inc.	14,744	443,205
*LoJack Corp.	13,823	59,162
*LookSmart, Ltd.	3,321	3,221
*LoopNet, Inc.	25,749	241,526
#*Loral Space & Communications, Inc.	12,649	360,117
*LSI Corp.	52,348	261,217
*LTX-Credence Corp.	41,600	104,416
*Magma Design Automation, Inc.	15,400	37,114
#*Manhattan Associates, Inc.	9,868	206,932
*ManTech International Corp. Class A	7,600	364,116
Marchex, Inc. Class B	21,696	119,111
*Mattson Technology, Inc.	44,173	145,771
#Maxim Integrated Products, Inc.	8,780	153,474
Maximus, Inc.	11,710	560,441
*Maxwell Technologies, Inc.	14,343	209,408
*McAfee, Inc.	10,800	407,160
*Measurement Specialties, Inc.	10,646	126,900
*MEMSIC, Inc.	6,784	21,844
*Mentor Graphics Corp.	76,660	614,813
*Mercury Computer Systems, Inc.	19,100	228,054
#*Merix Corp.	800	1,928
*Merrimac Industries, Inc.	1,355	21,666
Mesa Laboratories, Inc.	2,250	59,828
Methode Electronics, Inc.	34,420	378,276
Micrel, Inc.	21,370	159,634
#Microchip Technology, Inc.	12,000	309,720
*Micron Technology, Inc.	268,211	2,338,800
*MICROS Systems, Inc.	8,600	245,788
*Microsemi Corp.	39,200	585,648
*MicroStrategy, Inc.	1,711	160,355
*Microtune, Inc.	36,430	80,875
*Mindspeed Technologies, Inc.	7,000	44,240
*MIPS Technologies, Inc.	20,005	77,219
*MKS Instruments, Inc.	43,558	723,063
Mocon, Inc.	7,200	70,488
*ModusLink Global Solutions, Inc.	39,710	403,056
Molex, Inc.	5,100	102,816
Molex, Inc. Class A	25,416	448,084
*MoneyGram International, Inc.	24,758	74,274
*Monolithic Power Systems, Inc.	7,200	148,464
*Monotype Imaging Holdings, Inc.	19,625	177,214
*MoSys, Inc.	25,232	113,292
*Motorola, Inc.	139,570	858,356
*Move, Inc.	48,104	84,182
MTS Systems Corp.	5,913	152,141
*Multi-Fineline Electronix, Inc.	20,095	479,668
*Nanometrics, Inc.	15,900	138,330
*Napco Security Technologies, Inc.	5,075	10,607
#National Instruments Corp.	8,400	246,876
#National Semiconductor Corp.	7,343	97,368
#*NCI, Inc.	4,751	141,580
#*NCR Corp.	17,300	207,081
*NetApp, Inc.	3,600	104,868
*Netezza Corp.	1,000	9,090

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NETGEAR, Inc.	33,907	$699,840
*NetLogic Microsystems, Inc.	9,100	372,736
*NetScout Systems, Inc.	26,955	378,448
*NetSuite, Inc.	6,600	104,214
*Network Equipment Technologies, Inc.	31,100	139,639
*NeuStar, Inc.	4,102	92,131
*Newport Corp.	11,700	99,567
NIC, Inc.	19,724	167,260
#*Novatel Wireless, Inc.	25,528	190,949
*Novell, Inc.	145,099	648,593
*Novellus Systems, Inc.	32,500	679,250
*Nu Horizons Electronics Corp.	20,780	85,198
#*Nuance Communications, Inc.	21,052	316,201
*NumereX Corp. Class A	2,694	12,042
#*Nvidia Corp.	26,620	409,682
O.I. Corp.	2,434	19,277
*Occam Networks, Inc.	24,829	130,104
*Oclaro, Inc.	7,449	12,291
*OmniVision Technologies, Inc.	48,661	627,727
*ON Semiconductor Corp.	56,713	408,901
*Online Resources Corp.	23,724	114,587
*Onvia, Inc.	3,863	27,929
*Openwave Systems, Inc.	40,142	89,517
*Oplink Communications, Inc.	26,693	396,391
OPNET Technologies, Inc.	18,154	213,310
*Opnext, Inc.	30,784	58,182
*Optical Cable Corp.	4,608	16,497
*ORBCOMM, Inc.	25,989	59,255
*OSI Systems, Inc.	18,552	491,071
*Overland Storage, Inc.	100	187
#*Palm, Inc.	38,800	403,132
*PAR Technology Corp.	10,280	59,521
*Parametric Technology Corp.	13,187	218,377
Park Electrochemical Corp.	16,100	422,625
#*ParkerVision, Inc.	2,838	4,541
*PC Connection, Inc.	22,085	141,344
*PC Mall, Inc.	11,700	59,787
*PC-Tel, Inc.	23,419	136,064
*PDF Solutions, Inc.	16,601	65,740
Pegasystems, Inc.	20,882	694,326
*Perceptron, Inc.	3,300	10,395
*Perficient, Inc.	29,328	284,775
*Performance Technologies, Inc.	10,667	30,081
*Pericom Semiconductor Corp.	26,024	229,011
*Pervasive Software, Inc.	16,262	83,261
*Phoenix Technologies, Ltd.	6,909	21,763
*Photronics, Inc.	48,400	186,340
*Pinnacle Data Systems, Inc.	100	47
*Pixelworks, Inc.	4,100	12,218
*Planar Systems, Inc.	13,251	29,815
#Plantronics, Inc.	41,200	1,088,504
*PLATO Learning, Inc.	13,544	55,801
*Plexus Corp.	33,917	1,153,517
*PLX Technology, Inc.	26,368	117,074
*PMC-Sierra, Inc.	71,200	566,040
#*Polycom, Inc.	32,625	731,779
Power Integrations, Inc.	9,999	312,069
*Presstek, Inc.	32,958	93,271
•*Price Communications Liquidation Trust	8,600	1,175
*Procera Networks, Inc.	169	88
*Progress Software Corp.	23,582	663,362

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PROS Holdings, Inc.	1,000	$7,950
QAD, Inc.	20,426	111,934
#*QLogic Corp.	13,000	223,470
Qualstar Corp.	6,493	14,350
*Quest Software, Inc.	39,204	675,093
*QuickLogic Corp.	10,500	24,045
*Radiant Systems, Inc.	24,400	281,820
*RadiSys Corp.	28,904	217,069
*RAE Systems, Inc.	1,260	1,021
*Rainmaker Systems, Inc.	3,513	5,094
#*Rambus, Inc.	9,366	205,490
*Ramtron International Corp.	2,795	5,171
*RealNetworks, Inc.	115,830	488,803
*Red Hat, Inc.	6,300	171,486
*Relm Wireless Corp.	7,900	24,727
Renaissance Learning, Inc.	8,754	116,516
*RF Micro Devices, Inc.	27,400	105,490
Richardson Electronics, Ltd.	10,500	80,535
*RightNow Technologies, Inc.	9,430	150,786
*Rimage Corp.	10,312	153,752
*Riverbed Technology, Inc.	5,500	123,310
*Rofin-Sinar Technologies, Inc.	22,100	483,769
*Rogers Corp.	14,000	335,160
#*Rovi Corp.	67,553	1,950,255
#*Rubicon Technology, Inc.	9,918	156,506
*Rudolph Technologies, Inc.	26,557	166,512
*S1 Corp.	62,365	372,943
*Saba Software, Inc.	17,496	84,681
#*SAIC, Inc.	14,700	269,451
*Salary.com, Inc.	6,270	14,045
*Sandisk Corp.	90,011	2,288,080
*Sanmina-SCI Corp.	42,153	556,420
*Sapient Corp.	37,102	287,540
*SAVVIS, Inc.	14,267	224,563
*ScanSource, Inc.	19,930	563,222
*Scientific Learning Corp.	2,910	16,296
*SCM Microsystems, Inc.	7,400	15,170
*SeaChange International, Inc.	39,662	256,613
*Seagate Technology LLC	14,000	234,220
*Semtech Corp.	28,969	433,956
*ShoreTel, Inc.	24,451	129,835
*Sigma Designs, Inc.	17,059	189,525
*Silicon Graphics International Corp.	25,018	200,394
*Silicon Image, Inc.	62,912	151,618
*Silicon Laboratories, Inc.	7,100	299,904
*Silicon Storage Technology, Inc.	67,126	179,226
*Simulations Plus, Inc.	1,800	3,006
#*Skyworks Solutions, Inc.	103,599	1,314,671
*Smart Modular Technologies (WWH), Inc.	48,119	292,564
*Smith Micro Software, Inc.	28,580	221,495
Solera Holdings, Inc.	7,500	248,325
#*Sonic Solutions, Inc.	25,899	221,695
*SonicWALL, Inc.	62,581	476,867
*Sonus Networks, Inc.	16,000	33,760
*Soundbite Communications, Inc.	3,109	8,332
*Sourcefire, Inc.	16,342	340,731
*Spark Networks, Inc.	9,135	27,040
*Spectrum Control, Inc.	13,864	143,076
*SRA International, Inc.	37,348	643,133
*SRS Labs, Inc.	14,366	99,844
*Standard Microsystems Corp.	20,324	405,464

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*StarTek, Inc.	13,585	$100,529
#*STEC, Inc.	43,117	604,500
#*Stratasys, Inc.	19,477	447,971
*Stream Global Services, Inc.	100	638
*SuccessFactors, Inc.	8,019	130,710
*Super Micro Computer, Inc.	26,465	327,372
*Supertex, Inc.	11,446	274,132
*Support.com, Inc.	45,953	113,963
*Switch & Data Facilities Co., Inc.	7,969	145,673
#*Sybase, Inc.	12,500	508,375
Sycamore Networks, Inc.	30,835	597,891
*Symantec Corp.	27,910	473,074
*Symmetricom, Inc.	36,060	183,906
*Symyx Technologies, Inc.	27,296	134,842
#*Synaptics, Inc.	7,200	182,232
*Synchronoss Technologies, Inc.	14,447	242,132
*SYNNEX Corp.	35,900	950,273
#*Synopsys, Inc.	21,567	458,730
Syntel, Inc.	4,100	137,842
#*Take-Two Interactive Software, Inc.	55,138	511,681
*Taleo Corp. Class A	5,000	101,550
*Tech Data Corp.	57,641	2,348,871
Technitrol, Inc.	25,968	116,337
*TechTarget, Inc.	5,781	30,639
*TechTeam Global, Inc.	11,819	86,988
*Techwell, Inc.	17,003	183,802
*Tekelec	45,094	675,508
*TeleCommunication Systems, Inc.	13,800	120,888
*TeleTech Holdings, Inc.	13,280	252,851
*Tellabs, Inc.	426,210	2,740,530
*Telular Corp.	8,777	38,092
*Teradata Corp.	4,300	120,271
#*Teradyne, Inc.	55,203	515,596
#*Terremark Worldwide, Inc.	35,780	292,680
Tessco Technologies, Inc.	7,246	135,138
*Tessera Technologies, Inc.	33,184	569,769
Texas Instruments, Inc.	1,649	37,102
TheStreet.com, Inc.	17,449	55,313
#*THQ, Inc.	58,060	292,622
*TIBCO Software, Inc.	59,289	531,229
*Tier Technologies, Inc. Class B	16,183	124,609
#*TiVo, Inc.	18,763	169,242
*TNS, Inc.	5,458	124,988
*Tollgrade Communications, Inc.	10,035	62,418
#Total System Services, Inc.	10,649	152,387
*Track Data Corp.	538	1,679
*Transact Technologies, Inc.	5,540	39,777
*TranSwitch Corp.	1,232	1,910
*Travelzoo, Inc.	4,020	43,135
*Trident Microsystems, Inc.	19,100	34,762
*Trimble Navigation, Ltd.	6,780	155,194
*Trio-Tech International	400	1,592
*Triquint Semiconductor, Inc.	120,390	722,340
TSR, Inc.	1,444	3,437
*TTM Technologies, Inc.	39,159	405,296
Tyco Electronics, Ltd.	12,500	311,000
#*Tyler Technologies, Inc.	17,842	334,181
#*Ultimate Software Group, Inc.	3,700	110,630
*Ultra Clean Holdings, Inc.	15,573	100,602
*Ultratech, Inc.	21,400	291,896
*Unica Corp.	18,792	148,833

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Unisys Corp.	840	$24,268
United Online, Inc.	64,305	406,408
*Universal Display Corp.	7,700	86,779
*UTStarcom, Inc.	6,750	14,580
*ValueClick, Inc.	35,600	329,300
*Varian Semiconductor Equipment Associates, Inc.	6,500	190,645
#*Veeco Instruments, Inc.	27,146	863,786
#*VeriFone Holdings, Inc.	12,605	224,243
*VeriSign, Inc.	7,900	180,989
#*Vertro, Inc.	10,118	3,743
*Viasat, Inc.	20,026	547,311
*Vicon Industries, Inc.	1,600	8,704
*Video Display Corp.	5,295	20,015
*Virage Logic Corp.	20,480	114,074
#*Virnetx Holding Corp.	8,400	25,368
*Virtusa Corp.	20,016	178,343
#Visa, Inc.	11,075	908,482
*Vishay Intertechnology, Inc.	264,417	1,993,704
#*VistaPrint NV	1,100	61,611
*Vocus, Inc.	4,248	68,478
*Volterra Semiconductor Corp.	13,600	265,064
Wayside Technology Group, Inc.	4,672	37,983
*Web.com Group, Inc.	29,853	166,580
*Websense, Inc.	7,866	145,757
*Western Digital Corp.	9,700	368,503
*Winland Electronics, Inc.	300	261
*Wireless Ronin Technologies, Inc.	1,773	5,532
Wireless Xcessories Group, Inc.	1,600	1,600
*WPCS International, Inc.	2,800	8,540
*Wright Express Corp.	6,400	187,904
#Xerox Corp.	518,918	4,524,965
Xilinx, Inc.	12,580	296,636
*X-Rite, Inc.	500	1,245
*Yahoo!, Inc.	43,932	659,419
*Zebra Technologies Corp. Class A	6,400	167,040
*ZiLOG, Inc.	8,000	28,480
*Zix Corp.	20,895	39,283
*Zoran Corp.	42,700	468,419
*Zygo Corp.	12,580	133,222

Total Information Technology		176,169,442

Materials — (5.0%)
A. Schulman, Inc.	21,363	481,095
A.M. Castle & Co.	21,400	207,580
*AEP Industries, Inc.	3,434	119,881
Air Products & Chemicals, Inc.	5,600	425,376
Airgas, Inc.	7,100	300,046
AK Steel Holding Corp.	10,283	209,156
Albemarle Corp.	15,650	559,018
Alcoa, Inc.	109,309	1,391,504
#Allegheny Technologies, Inc.	3,900	159,315
#AMCOL International Corp.	14,400	361,872
*American Pacific Corp.	4,672	33,638
American Vanguard Corp.	15,013	113,949
AptarGroup, Inc.	13,500	478,980
*Arabian American Development Co.	11,894	27,951
Arch Chemicals, Inc.	19,500	545,220
Ashland, Inc.	54,786	2,213,902
Balchem Corp.	8,962	173,783
#Ball Corp.	8,100	411,399
Bemis Co., Inc.	21,500	603,290

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Boise, Inc.	59,000	$304,440
*Brush Engineered Materials, Inc.	18,800	337,836
*Buckeye Technologies, Inc.	34,477	394,417
*BWAY Holding Co.	20,770	354,336
Cabot Corp.	18,036	464,968
*Calgon Carbon Corp.	20,700	277,173
#Carpenter Technology Corp.	30,815	825,842
Celanese Corp. Class A	2,400	69,840
*Century Aluminum Co.	51,300	580,716
CF Industries Holdings, Inc.	1,500	139,290
*Clearwater Paper Corp.	2,200	107,646
Cliffs Natural Resources, Inc.	9,484	378,886
*Coeur d’Alene Mines Corp.	56,310	789,466
Commercial Metals Co.	52,470	720,938
Compass Minerals International, Inc.	3,600	226,944
*Continental Materials Corp.	20	290
*Core Molding Technologies, Inc.	3,400	10,166
*Crown Holdings, Inc.	7,500	178,575
Cytec Industries, Inc.	38,430	1,433,823
Deltic Timber Corp.	7,200	323,352
#*Domtar Corp.	19,870	965,086
Dow Chemical Co.	67,944	1,840,603
E.I. du Pont de Nemours & Co.	8,400	273,924
Eagle Materials, Inc.	20,427	465,940
Eastman Chemical Co.	5,100	288,303
Ferro Corp.	42,200	327,472
#*Flotek Industries, Inc.	8,292	12,272
FMC Corp.	4,300	219,042
*Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	460,428
Friedman Industries, Inc.	10,403	57,216
*General Moly, Inc.	62,224	146,226
*Georgia Gulf Corp.	516	7,921
*Graphic Packaging Holding Co.	128,014	432,687
Greif, Inc. Class A	8,800	425,568
Greif, Inc. Class B	4,900	237,797
H.B. Fuller Co.	41,000	820,820
Hawkins, Inc.	8,643	178,219
Haynes International, Inc.	9,038	264,723
*Headwaters, Inc.	54,700	300,303
#*Hecla Mining Co.	133,700	609,672
*Horsehead Holding Corp.	33,697	330,231
Huntsman Corp.	92,108	1,122,797
ICO, Inc.	20,290	156,639
Innophos Holdings, Inc.	16,619	325,068
*Innospec, Inc.	19,600	191,100
International Flavors & Fragrances, Inc.	1,100	43,747
International Paper Co.	281,200	6,442,292
Kaiser Aluminum Corp.	17,783	625,072
*KapStone Paper & Packaging Corp.	29,600	273,504
KMG Chemicals, Inc.	8,675	119,281
Koppers Holdings, Inc.	3,823	106,738
*Kronos Worldwide, Inc.	20,353	297,357
*Landec Corp.	28,448	180,645
*Louisiana-Pacific Corp.	105,785	752,131
*LSB Industries, Inc.	15,544	204,404
Lubrizol Corp.	14,609	1,076,537
Martin Marietta Materials, Inc.	1,000	79,180
MeadWestavco Corp.	151,161	3,638,445
*Mercer International, Inc.	20,400	63,648
*Metalline Mining Co.	3,700	2,294
Minerals Technologies, Inc.	16,140	771,492

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Mines Management, Inc.	11,343	$29,038
*Mod-Pac Corp.	1,400	6,188
Mosaic Co. (The)	5,700	305,007
Myers Industries, Inc.	29,638	270,891
#Nalco Holding Co.	17,300	407,934
Neenah Paper, Inc.	12,100	168,432
NewMarket Corp.	6,600	595,452
Newmont Mining Corp.	12,300	527,178
NL Industries, Inc.	36,313	246,202
*Northern Technologies International Corp.	1,800	18,594
Nucor Corp.	12,700	518,160
Olin Corp.	41,939	691,994
#Olympic Steel, Inc.	9,692	268,856
*OM Group, Inc.	26,600	867,692
*Omnova Solutions, Inc.	14,430	81,674
*Owens-Illinois, Inc.	11,028	300,182
P.H. Glatfelter Co.	40,220	555,036
Packaging Corp. of America	21,628	476,897
*Pactiv Corp.	10,900	245,795
Penford Corp.	8,721	89,477
*PolyOne Corp.	85,702	638,480
PPG Industries, Inc.	5,000	293,400
Quaker Chemical Corp.	9,600	167,904
*Ready Mix, Inc.	1,400	4,060
Reliance Steel & Aluminum Co.	33,592	1,368,538
Rock-Tenn Co. Class A	12,179	519,922
*Rockwood Holdings, Inc.	29,600	648,536
#Royal Gold, Inc.	6,977	297,360
RPM International, Inc.	29,500	551,650
*RTI International Metals, Inc.	21,500	532,125
#Schnitzer Steel Industries, Inc. Class A	10,600	429,300
Schweitzer-Maudoit International, Inc.	15,888	1,195,413
Scotts Miracle-Gro Co. Class A (The)	5,700	226,290
Sealed Air Corp.	21,450	425,568
*Senomyx, Inc.	20,144	78,763
Sensient Technologies Corp.	37,900	983,505
#Sigma-Aldrich Corp.	3,257	155,847
Silgan Holdings, Inc.	3,003	155,706
*Solitario Exploration & Royalty Corp.	1,300	3,055
*Solutia, Inc.	20,100	276,375
Sonoco Products Co.	21,800	605,168
Spartech Corp.	26,974	272,168
#Steel Dynamics, Inc.	25,780	391,340
Stepan Co.	8,024	469,244
*Stillwater Mining Co.	71,600	719,580
Synalloy Corp.	9,022	71,905
Temple-Inland, Inc.	103,700	1,801,269
Terra Industries, Inc.	11,000	347,600
#Texas Industries, Inc.	20,876	708,531
#*Titanium Metals Corp.	9,226	107,298
*U.S. Concrete, Inc.	14,006	12,605
*U.S. Gold Corp.	99,522	221,934
*United States Lime & Minerals, Inc.	3,804	150,068
#United States Steel Corp.	33,580	1,491,959
*Universal Stainless & Alloy Products, Inc.	5,380	98,077
Valhi, Inc.	7,800	125,190
Valspar Corp.	74,200	1,964,816
Vulcan Materials Co.	3,693	163,194
#Walter Energy, Inc.	11,300	733,596
Wausau Paper Corp.	45,012	397,006
Westlake Chemical Corp.	74,956	1,538,847

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Weyerhaeuser Co.	65,433	$2,610,777
#Worthington Industries, Inc.	61,599	891,338
*WR Grace & Co.	6,200	148,056
Zep, Inc.	5,835	129,070
*Zoltek Cos., Inc.	26,724	223,145

Total Materials		73,888,980

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	3,915	—
•*Softbrands, Inc. Escrow Shares	5,800	—
•*Tripos Escrow Shares	67	6

Total Other		6

Telecommunication Services — (1.6%)
*AboveNet, Inc.	1,900	111,416
#Alaska Communications Systems Group, Inc.	10,400	84,760
*Arbinet Corp.	500	1,115
AT&T, Inc.	353,600	8,967,296
Atlantic Tele-Network, Inc.	12,094	585,712
#*Cbeyond, Inc.	5,334	66,462
CenturyTel, Inc.	20,692	703,735
*Cincinnati Bell, Inc.	34,600	100,686
*Cogent Communications Group, Inc.	16,200	176,904
Consolidated Communications Holdings, Inc.	23,773	407,231
*Crown Castle International Corp.	17,600	650,144
*FiberTower Corp.	684	2,996
#Frontier Communications Corp.	13,337	101,495
*General Communications, Inc. Class A	42,291	250,786
*Global Crossing, Ltd.	2,100	29,337
HickoryTech Corp.	9,349	79,466
*IDT Corp. Class B	10,853	48,296
Iowa Telecommunications Services, Inc.	10,000	163,600
#*Leap Wireless International, Inc.	29,552	389,791
#*Neutral Tandem, Inc.	3,730	57,666
*NII Holdings, Inc.	3,388	110,923
NTELOS Holdings Corp.	5,139	83,509
*PAETEC Holding Corp.	34,800	110,316
*Premiere Global Services, Inc.	32,404	261,824
*SBA Communications Corp.	3,000	99,270
Shenandoah Telecommunications Co.	10,872	186,998
#*Sprint Nextel Corp.	369,460	1,211,829
*SureWest Communications	11,242	100,616
*Syniverse Holdings, Inc.	47,370	796,290
Telephone & Data Systems, Inc.	31,224	985,117
Telephone & Data Systems, Inc. Special Shares	34,344	976,056
*tw telecom, inc.	3,700	57,017
*United States Cellular Corp.	9,361	342,332
*USA Mobility, Inc.	23,864	247,947
Verizon Communications, Inc.	173,754	5,111,843
Warwick Valley Telephone Co.	3,125	40,016
#Windstream Corp.	37,342	384,996
*Xeta Corp.	4,300	13,201

Total Telecommunication Services		24,098,994

Utilities — (1.2%)
*AES Corp.	50,000	631,500
AGL Resources, Inc.	6,800	239,972
#ALLETE, Inc.	7,800	244,140
#Alliant Energy Corp.	700	21,840
American States Water Co.	3,800	126,236

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Aqua America, Inc.	5,300	$87,927
Artesian Resources Corp.	1,822	32,158
Atmos Energy Corp.	8,282	228,749
#Avista Corp.	13,600	277,168
#Black Hills Corp.	8,922	231,794
#*Cadiz, Inc.	3,366	40,156
California Water Service Group	7,689	279,264
*Calpine Corp.	115,632	1,266,170
CenterPoint Energy, Inc.	1,100	15,345
Central Vermont Public Service Corp.	6,594	129,506
#CH Energy Group, Inc.	6,000	237,300
Chesapeake Utilities Corp.	2,424	71,847
Cleco Corp.	9,000	233,280
#CMS Energy Corp.	19,300	292,781
Connecticut Water Services, Inc.	3,934	87,492
Delta Natural Gas Co., Inc.	929	26,941
DPL, Inc.	4,700	126,148
*Dynegy, Inc.	228,560	370,267
*El Paso Electric Co.	10,600	204,050
#Empire District Electric Co.	8,300	152,803
Energen Corp.	2,500	109,875
Energy, Inc.	876	8,813
*Environmental Power Corp.	2,500	688
Great Plains Energy, Inc.	11,477	204,979
Hawaiian Electric Industries, Inc.	7,998	158,200
IDACORP, Inc.	8,788	275,504
#Integrys Energy Group, Inc.	6,907	289,058
#ITC Holdings Corp.	5,500	295,460
Laclede Group, Inc.	5,586	180,204
Maine & Maritimes Corp.	2,508	81,811
MGE Energy, Inc.	5,519	184,500
Middlesex Water Co.	14,200	244,950
*Mirant Corp.	110,741	1,558,126
National Fuel Gas Co.	2,800	131,376
#New Jersey Resources Corp.	8,913	325,235
#Nicor, Inc.	5,100	206,652
Northeast Utilities, Inc.	5,500	139,260
Northwest Natural Gas Co.	5,700	247,209
NorthWestern Corp.	8,700	212,715
*NRG Energy, Inc.	35,015	844,212
NSTAR	7,800	267,852
NV Energy, Inc.	17,100	196,992
OGE Energy Corp.	5,300	191,966
#Oneok, Inc.	900	37,971
#Ormat Technologies, Inc.	9,440	324,925
Pennichuck Corp.	3,249	64,883
Piedmont Natural Gas Co.	6,300	161,721
Pinnacle West Capital Corp.	7,400	265,068
PNM Resources, Inc.	20,600	239,578
Portland General Electric Co.	6,700	130,650
Public Service Enterprise Group, Inc.	35,300	1,079,827
Questar Corp.	9,200	381,616
RGC Resources, Inc.	200	6,126
*RRI Energy, Inc.	237,554	1,175,892
*SJW Corp.	16,200	355,266
South Jersey Industries, Inc.	6,354	243,549
Southwest Gas Corp.	9,354	258,825
Southwest Water Co.	5,681	34,427
#TECO Energy, Inc.	16,300	253,791
UGI Corp.	9,400	230,394
UIL Holdings Corp.	6,166	167,530

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Unisource Energy Corp.	7,400	$227,476
Unitil Corp.	7,301	158,943
Vectren Corp.	7,293	169,781
Westar Energy, Inc.	9,300	198,369
WGL Holdings, Inc.	6,200	196,726
York Water Co.	3,220	42,762

Total Utilities		18,416,567

TOTAL COMMON STOCKS		1,288,474,070

RIGHTS/WARRANTS — (0.0%)
•*Avalon Contingent Value Rights	6,200	896
*Contra General Contingent Value Rights	2,748	—
*Contra Glucagon Contingent Value Rights	2,748	—
*Contra Phramacopeia Contingent Value Rights	9,274	—
*Contra Roche Contingent Value Rights	2,748	—
*Contra TR Beta Contingent Value Rights	2,748	—
•*DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
*Flagstar Bancorp, Inc. Rights 02/08/10	25,840	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	12,945	1,692
*Valley National Bancorp Warrants 06/30/15	106	318
*West Coast Bancorp Rights 03/01/10	3,912	2,386

TOTAL RIGHTS/WARRANTS		5,292

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	4,322,134	4,322,134

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
§@DFA Short Term Investment Fund LP	193,400,683	193,400,683
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $635,609 FHLMC 4.000%, 04/01/24, valued at $589,656) to be repurchased at $572,487	$572	572,481

TOTAL SECURITIES LENDING COLLATERAL		193,973,164

TOTAL INVESTMENTS — (100.0%) (Cost $1,637,618,211)##		$1,486,774,660

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$212,882,503	$10,000	—	$212,892,503
Consumer Staples	65,160,809	—	—	65,160,809
Energy	124,450,768	—	—	124,450,768
Financials	306,159,310	—	—	306,159,310
Health Care	119,853,173	21,611	—	119,874,784
Industrials	167,361,907	—	—	167,361,907
Information Technology	176,168,267	1,175	—	176,169,442
Materials	73,888,980	—	—	73,888,980
Other	—	6	—	6
Telecommunication Services	24,098,994	—	—	24,098,994
Utilities	18,416,567	—	—	18,416,567
Rights/Warrants	2,010	3,282	—	5,292
Temporary Cash Investments	4,322,134	—	—	4,322,134
Securities Lending Collateral	—	193,973,164	—	193,973,164

TOTAL	$1,292,765,422	$194,009,238	—	$1,486,774,660

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (89.3%)
Consumer Discretionary — (13.3%)
*1-800-FLOWERS.COM, Inc.	5,100	$10,557
*99 Cents Only Stores	37,689	491,465
#Aaron’s, Inc.	20,400	568,344
Aaron’s, Inc. Class A	576	12,845
Abercrombie & Fitch Co.	12,499	394,218
*AC Moore Arts & Crafts, Inc.	10,000	28,000
Acme United Corp.	500	4,450
Advance Auto Parts, Inc.	2,100	82,845
#*Aeropostale, Inc.	10,800	355,212
*AFC Enterprises, Inc.	7,125	58,425
*AH Belo Corp.	7,600	46,436
*Aldila, Inc.	1,300	5,460
*Alloy, Inc.	6,488	50,087
*Amazon.com, Inc.	14,300	1,793,363
Ambassadors Group, Inc.	8,599	97,427
Amcon Distributing Co.	100	5,405
*American Apparel, Inc.	32,500	91,975
#*American Axle & Manufacturing Holdings, Inc.	18,890	176,621
American Eagle Outfitters, Inc.	84,350	1,340,321
*America’s Car-Mart, Inc.	5,500	129,415
*Amerigon, Inc.	7,600	61,940
Ameristar Casinos, Inc.	23,896	353,900
#*AnnTaylor Stores Corp.	26,400	331,584
*ante4, Inc.	2,818	2,649
*Apollo Group, Inc. Class A	5,000	302,950
#Arbitron, Inc.	6,900	174,639
#*Arctic Cat, Inc.	6,587	55,199
Ark Restaurants Corp.	1,196	16,415
#*ArvinMeritor, Inc.	41,800	405,042
*Asbury Automotive Group, Inc.	14,600	161,622
*Ascent Media Corp.	2,235	57,596
*Atrinsic, Inc.	634	425
*Audiovox Corp. Class A	7,650	50,872
#*AutoNation, Inc.	110,024	1,980,432
*Autozone, Inc.	3,900	604,617
*Ballantyne Strong, Inc.	5,811	19,351
#*Bally Technologies, Inc.	8,600	341,162
#Barnes & Noble, Inc.	33,100	578,588
*Bassett Furniture Industries, Inc.	1,818	7,872
*Beasley Broadcast Group, Inc.	300	1,077
*Beazer Homes USA, Inc.	16,300	63,570
bebe stores, inc.	36,583	226,083
#*Bed Bath & Beyond, Inc.	30,200	1,168,740
Belo Corp.	39,970	265,401
*Benihana, Inc.	253	1,189
*Benihana, Inc. Class A	1,100	4,851
Best Buy Co., Inc.	19,442	712,549
Big 5 Sporting Goods Corp.	10,156	148,379
*Big Lots, Inc.	32,294	917,473
#*BJ’s Restaurants, Inc.	14,900	314,986
Black & Decker Corp.	15,345	992,208
#*Blockbuster, Inc. Class A	3,687	1,659
*Blue Nile, Inc.	3,100	159,805
*Bluegreen Corp.	9,697	23,661
Blyth, Inc.	4,125	115,871
Bob Evans Farms, Inc.	13,421	374,580
Bon-Ton Stores, Inc. (The)	6,200	54,250
Books-A-Million, Inc.	6,719	42,800

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Borders Group, Inc.	30,368	$26,116
#BorgWarner, Inc.	26,265	921,639
Bowl America, Inc. Class A	1,280	16,832
*Boyd Gaming Corp.	39,950	311,610
Brinker International, Inc.	18,131	295,898
*Brink’s Home Security Holdings, Inc.	17,400	713,400
*Brookfield Homes Corp.	12,100	87,846
Brown Shoe Co., Inc.	18,700	229,075
Brunswick Corp.	66,700	715,691
#Buckle, Inc.	19,100	579,494
#*Buffalo Wild Wings, Inc.	6,955	325,564
*Build-A-Bear-Workshop, Inc.	7,200	34,344
#Burger King Holdings, Inc.	33,390	582,322
#*Cabela’s, Inc.	31,000	499,720
Cablevision Systems Corp.	17,032	436,700
*Cache, Inc.	2,276	9,559
#*California Pizza Kitchen, Inc.	12,500	172,500
Callaway Golf Co.	37,000	276,020
*Canterbury Park Holding Corp.	100	713
#*Capella Education Co.	3,010	220,874
#*Career Education Corp.	32,558	708,136
*Caribou Coffee Co., Inc.	8,497	61,433
#*CarMax, Inc.	92,100	1,900,023
*Carmike Cinemas, Inc.	4,400	31,812
*Carnival Corp.	112,200	3,739,626
*Carriage Services, Inc.	4,124	15,877
*Carrols Restaurant Group, Inc.	3,600	22,716
*Carter’s, Inc.	24,300	628,398
*Casual Male Retail Group, Inc.	12,262	34,334
#Cato Corp. Class A	13,800	282,210
*Cavco Industries, Inc.	3,287	117,806
CBS Corp.	1,600	20,720
CBS Corp. Class B	194,857	2,519,501
*CEC Entertainment, Inc.	7,700	255,563
*Charming Shoppes, Inc.	53,008	307,976
#*Cheesecake Factory, Inc.	28,354	599,404
Cherokee, Inc.	1,556	24,974
*Chico’s FAS, Inc.	67,310	859,549
#*Children’s Place Retail Stores, Inc. (The)	15,571	495,158
#*Chipotle Mexican Grill, Inc.	6,900	665,574
#Choice Hotels International, Inc.	11,300	358,662
Christopher & Banks Corp.	15,190	101,013
Churchill Downs, Inc.	5,478	198,851
Cinemark Holdings, Inc.	57,190	810,954
*Citi Trends, Inc.	7,600	236,588
CKE Restaurants, Inc.	25,000	209,000
*CKX, Inc.	19,559	79,410
*Clear Channel Outdoor Holdings, Inc.	17,824	180,914
Coach, Inc.	15,500	540,640
#*Coinstar, Inc.	13,983	361,181
*Coldwater Creek, Inc.	39,300	175,278
*Collective Brands, Inc.	32,100	631,728
Collectors Universe, Inc.	2,367	22,652
#Columbia Sportswear Co.	18,894	781,834
Comcast Corp. Class A	346,719	5,488,562
Comcast Corp. Special Class A	154,874	2,344,792
#*Conn’s, Inc.	9,881	55,531
Cooper Tire & Rubber Co.	24,200	412,126
*Core-Mark Holding Co., Inc.	4,902	146,178
#*Corinthian Colleges, Inc.	21,000	294,000
CPI Corp.	1,500	20,190

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Cracker Barrel Old Country Store, Inc.	4,505	$166,505
*Crocs, Inc.	39,600	291,060
*Crown Media Holdings, Inc.	19,413	27,372
CSS Industries, Inc.	200	3,466
*Culp, Inc.	5,386	70,072
*Cumulus Media, Inc.	5,659	13,865
*Cybex International, Inc.	3,598	4,497
#D.R. Horton, Inc.	183,100	2,158,749
*Dana Holding Corp.	65,600	676,336
Darden Restaurants, Inc.	27,300	1,009,008
#*Deckers Outdoor Corp.	4,979	488,788
*dELiA*s, Inc.	7,169	12,761
*Delta Apparel, Inc.	6,071	77,223
*Destination Maternity Corp.	2,300	55,959
DeVry, Inc.	5,500	335,830
#*Dick’s Sporting Goods, Inc.	30,542	683,225
Dillard’s, Inc.	32,600	539,856
#*DineEquity, Inc.	6,200	140,988
#*DIRECTV Class A	162,048	4,918,157
*Discovery Communications, Inc. (25470F104)	48,650	1,442,959
#*Discovery Communications, Inc. (25470F203)	1,050	30,502
*Discovery Communications, Inc. (25470F302)	48,579	1,275,685
DISH Network Corp.	17,800	325,028
Disney (Walt) Co.	346,779	10,247,319
*Dixie Group, Inc.	1,338	3,191
*Dolan Media Co.	11,000	108,680
*Dollar Tree, Inc.	10,200	505,104
*Domino’s Pizza, Inc.	16,000	180,800
*Dorman Products, Inc.	7,632	117,914
Dover Downs Gaming & Entertainment, Inc.	10,112	35,392
*DreamWorks Animation SKG, Inc.	22,745	885,690
*Dress Barn, Inc. (The)	35,374	832,704
*Drew Industries, Inc.	12,400	230,640
*Drugstore.com, Inc.	45,624	129,572
#*DSW, Inc.	9,400	226,540
#*Eastman Kodak Co.	143,905	870,625
*Einstein Noah Restaurant Group, Inc.	6,993	82,308
*Emerson Radio Corp.	3,580	8,592
*Empire Resorts, Inc.	7,700	17,402
*Enova Systems, Inc.	700	1,183
*Entercom Communications Corp.	13,301	112,526
*Entravision Communications Corp.	26,900	79,893
*Ethan Allen Interiors, Inc.	12,140	175,909
*Ever-Glory International Group, Inc.	1,400	6,160
*EW Scripps Co.	20,700	140,760
*Exide Technologies	35,100	271,323
*Expedia, Inc.	9,550	204,466
#Family Dollar Stores, Inc.	1,000	30,880
*Famous Dave’s of America, Inc.	3,100	19,375
*Federal Mogul Corp.	46,933	768,763
*FGX International Holdings, Ltd.	3,800	74,670
Finish Line, Inc. Class A	24,400	270,596
*Fisher Communications, Inc.	4,242	54,552
Flexsteel Industries, Inc.	1,100	12,837
Foot Locker, Inc.	93,600	1,056,744
*Ford Motor Co.	114,860	1,245,082
Fortune Brands, Inc.	49,294	2,049,152
FortuNet, Inc.	1,500	3,360
*Fossil, Inc.	37,684	1,230,383
*Franklin Electronic Publishers, Inc.	1,100	2,728
*Frederick’s of Hollywood Group, Inc.	1,753	2,121

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Fred’s, Inc.	22,600	$226,678
Frisch’s Restaurants, Inc.	2,647	63,396
#*Fuel Systems Solutions, Inc.	6,300	224,532
*Full House Resorts, Inc.	4,900	13,916
*Furniture Brands International, Inc.	22,384	115,501
*Gaiam, Inc.	6,000	38,700
#*GameStop Corp. Class A	39,500	780,915
Gaming Partners International Corp.	2,830	16,018
Gannett Co., Inc.	79,496	1,283,860
Gap, Inc.	52,600	1,003,608
#Garmin, Ltd.	19,988	645,812
#*Gaylord Entertainment Co.	22,500	432,900
*Genesco, Inc.	9,400	221,652
Gentex Corp.	47,225	905,303
#Genuine Parts Co.	25,589	964,194
*G-III Apparel Group, Ltd.	8,900	154,949
*Global Traffic Network, Inc.	2,231	9,906
*Golfsmith International Holdings, Inc.	300	690
*Goodyear Tire & Rubber Co.	18,800	250,792
*Gray Television, Inc.	8,900	17,622
*Gray Television, Inc. Class A	2,300	4,646
*Great Wolf Resorts, Inc.	5,753	13,289
*Group 1 Automotive, Inc.	11,200	324,800
Guess?, Inc.	3,600	142,956
*Gymboree Corp.	12,400	483,724
H&R Block, Inc.	26,200	563,824
*Hallwood Group, Inc.	200	8,846
#*Hanesbrands, Inc.	16,146	370,874
#Harley-Davidson, Inc.	50,700	1,152,918
Harman International Industries, Inc.	24,801	881,676
Harte-Hanks, Inc.	29,609	312,671
Hasbro, Inc.	10,470	319,858
Haverty Furniture Cos., Inc.	10,420	128,479
Haverty Furniture Cos., Inc. Class A	500	6,220
*Hawk Corp.	4,000	69,480
*Heelys, Inc.	7,843	16,313
*Helen of Troy, Ltd.	14,000	329,980
#*hhgregg, Inc.	8,200	174,660
*Hibbett Sporting Goods, Inc.	10,100	214,322
Hillenbrand, Inc.	22,400	411,040
*Hollywood Media Corp.	5,100	6,834
Home Depot, Inc.	105,470	2,954,215
Hooker Furniture Corp.	3,979	50,573
*Hot Topic, Inc.	23,000	132,250
#*Hovnanian Enterprises, Inc.	21,000	76,440
*HSN, Inc.	23,560	450,938
*Iconix Brand Group, Inc.	30,620	386,424
Interactive Data Corp.	19,565	560,146
International Game Technology	27,005	495,272
International Speedway Corp.	12,800	329,088
#*Interpublic Group of Cos., Inc.	154,698	999,349
*Interstate Hotels & Resorts, Inc.	6,500	14,430
*Interval Leisure Group, Inc.	21,821	277,563
#*iRobot Corp.	10,910	172,378
*Isle of Capri Casinos, Inc.	14,100	113,505
#*ITT Educational Services, Inc.	2,600	251,862
*J. Alexander’s Corp.	5,096	17,072
*J. Crew Group, Inc.	9,900	388,179
J.C. Penney Co., Inc.	90,573	2,248,928
*Jack in the Box, Inc.	16,700	325,817
#*Jackson Hewitt Tax Service, Inc.	13,900	38,086

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*JAKKS Pacific, Inc.	4,300	$47,300
Jarden Corp.	37,340	1,138,123
*Jo-Ann Stores, Inc.	14,300	500,786
Johnson Controls, Inc.	97,400	2,710,642
*Johnson Outdoors, Inc.	300	3,183
Jones Apparel Group, Inc.	40,187	580,300
#*Jos. A. Bank Clothiers, Inc.	8,800	368,808
Journal Communications, Inc.	19,200	67,584
#*K12, Inc.	9,200	183,908
#KB Home	42,500	649,400
*Kenneth Cole Productions, Inc. Class A	4,200	43,008
*Kid Brands, Inc.	17,790	88,772
*Kirkland’s, Inc.	1,900	29,374
#*Knology, Inc.	14,300	156,156
*Kohl’s Corp.	38,000	1,914,060
*Kona Grill, Inc.	280	1,008
*Krispy Kreme Doughnuts, Inc.	30,000	84,600
KSW, Inc.	98	385
*K-Swiss, Inc. Class A	16,800	152,544
Lacrosse Footwear, Inc.	2,179	29,591
*Lakeland Industries, Inc.	1,036	8,733
*Lakes Entertainment, Inc.	5,885	14,654
#*Lamar Advertising Co.	33,352	953,867
#*Las Vegas Sands Corp.	112,471	1,743,300
•*Lazare Kaplan International, Inc.	995	2,488
*La-Z-Boy, Inc.	24,400	247,660
*Leapfrog Enterprises, Inc.	15,900	52,629
*Learning Tree International, Inc.	5,082	56,004
*Lee Enterprises, Inc.	14,300	60,632
#Leggett & Platt, Inc.	86,310	1,576,021
Lennar Corp. Class A	72,723	1,117,025
Lennar Corp. Class B	12,438	151,619
#*Liberty Global, Inc. Class A	52,800	1,340,064
*Liberty Global, Inc. Series C	45,685	1,144,866
*Liberty Media Corp. Capital Class A	51,949	1,344,960
*Liberty Media Corp. Interactive Class A	180,861	1,877,337
*Liberty Media Corp. Interactive Class B	1,100	11,506
*Liberty Media Corp. Series A	11,827	554,686
*Liberty Media-Starz Corp. Series B	35	1,648
#*Life Time Fitness, Inc.	19,200	459,840
*Lifetime Brands, Inc.	3,211	25,592
Limited Brands, Inc.	77,520	1,474,430
*LIN TV Corp.	8,540	40,736
*Lincoln Educational Services Corp.	10,105	209,376
*Lithia Motors, Inc.	8,000	62,400
*Live Nation Entertainment, Inc.	46,655	535,135
#*Liz Claiborne, Inc.	44,340	215,936
*LKQ Corp.	73,300	1,374,375
#*LodgeNet Interactive Corp.	7,200	39,384
*Lodgian, Inc.	3,788	9,318
Lowe’s Cos., Inc.	167,907	3,635,187
*Luby’s, Inc.	14,100	48,363
*Lumber Liquidators Holdings, Inc.	4,600	108,928
*M/I Homes, Inc.	10,772	111,167
*Mac-Gray Corp.	4,308	38,600
Macy’s, Inc.	138,411	2,204,887
*Maidenform Brands, Inc.	11,335	169,458
Marcus Corp.	11,500	128,570
Marine Products Corp.	13,936	70,516
*MarineMax, Inc.	9,749	88,033
#Marriott International, Inc. Class A	20,895	548,076

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Martha Stewart Living Omnimedia, Inc.	12,300	$54,489
Mattel, Inc.	64,382	1,269,613
Matthews International Corp. Class A	14,230	481,686
*MAXXAM, Inc.	1	1,475
*McClatchy Co. (The)	29,545	158,066
*McCormick & Schmick’s Seafood Restaurants, Inc.	4,715	38,993
McDonald’s Corp.	30,079	1,877,832
McGraw-Hill Cos., Inc.	12,300	436,035
MDC Holdings, Inc.	22,000	739,200
*Media General, Inc.	8,900	72,535
*Mediacom Communications Corp.	11,835	49,234
Men’s Wearhouse, Inc. (The)	24,595	495,589
Meredith Corp.	18,700	579,326
*Meritage Homes Corp.	13,800	308,982
*MGM Mirage	132,631	1,466,899
*Midas, Inc.	2,446	20,180
*Modine Manufacturing Co.	20,466	194,632
#*Mohawk Industries, Inc.	29,900	1,238,159
*Monarch Casino & Resort, Inc.	7,000	50,050
Monro Muffler Brake, Inc.	11,762	402,496
*Morgans Hotel Group Co.	9,700	38,897
#*Morningstar, Inc.	4,175	197,310
*Morton’s Restaurant Group, Inc.	5,000	19,150
*Motorcar Parts of America, Inc.	2,800	16,016
Movado Group, Inc.	9,455	103,343
*MTR Gaming Group, Inc.	6,900	12,213
*Multimedia Games, Inc.	18,101	89,238
*Nathan’s Famous, Inc.	2,186	32,899
National CineMedia, Inc.	11,794	176,674
#National Presto Industries, Inc.	3,391	388,337
*Nautilus, Inc.	2,200	5,522
*Navarre Corp.	10,700	21,186
#*Netflix, Inc.	9,300	578,925
*New Frontier Media, Inc.	500	1,055
*New York & Co., Inc.	25,515	91,854
*New York Times Co. Class A (The)	77,800	1,005,176
Newell Rubbermaid, Inc.	69,175	938,705
News Corp. Class A	318,443	4,015,566
News Corp. Class B	125,620	1,844,102
*Nexstar Broadcasting Group, Inc.	1,400	6,412
NIKE, Inc. Class B	17,230	1,098,412
*Nobility Homes, Inc.	1,152	11,935
#Nordstrom, Inc.	15,830	546,768
Nutri/System, Inc.	7,167	145,920
#*NVR, Inc.	1,800	1,231,452
*O’Charley’s, Inc.	8,740	64,676
*Office Depot, Inc.	129,943	738,076
*OfficeMax, Inc.	28,750	372,888
Omnicom Group, Inc.	16,400	578,920
*Orbitz Worldwide, Inc.	16,000	98,240
#*O’Reilly Automotive, Inc.	32,730	1,237,194
#*Orient-Express Hotels, Ltd.	31,500	307,440
*Orleans Homebuilders, Inc.	3,100	4,526
*Outdoor Channel Holdings, Inc.	12,753	64,403
#*Overstock.com, Inc.	7,747	91,879
Oxford Industries, Inc.	8,600	153,424
#*P.F. Chang’s China Bistro, Inc.	12,900	497,940
*Pacific Sunwear of California, Inc.	32,500	114,400
*Palm Harbor Homes, Inc.	11,087	22,728
#*Panera Bread Co.	4,600	328,532
*Papa John’s International, Inc.	6,566	154,958

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Peet’s Coffee & Tea, Inc.	7,000	$228,900
*Penn National Gaming, Inc.	46,500	1,254,570
#*Penske Automotive Group, Inc.	41,638	585,430
Pep Boys - Manny, Moe & Jack (The)	26,200	218,770
*Perry Ellis International, Inc.	7,300	117,019
#PetMed Express, Inc.	5,800	106,894
PetSmart, Inc.	15,192	391,194
Phillips-Van Heusen Corp.	28,932	1,136,738
*Pier 1 Imports, Inc.	41,700	212,670
*Pinnacle Entertainment, Inc.	5,700	46,512
*Playboy Enterprises, Inc. Class B	9,850	32,111
Polaris Industries, Inc.	5,400	238,734
Polo Ralph Lauren Corp.	12,028	986,296
Pool Corp.	20,278	372,304
#*Pre-Paid Legal Services, Inc.	3,800	151,506
#*Priceline.com, Inc.	3,200	625,120
Primedia, Inc.	11,400	35,112
*Princeton Review, Inc.	13,859	58,624
*Pulte Homes, Inc.	160,388	1,687,282
*Quiksilver, Inc.	50,900	102,818
*Radio One, Inc. Class D	3,829	12,291
RadioShack Corp.	49,000	956,480
*Raser Technologies, Inc.	13,800	13,938
*RC2 Corp.	9,892	142,148
*RCN Corp.	16,542	162,277
*Reading International, Inc. Class A	4,671	18,871
*Red Lion Hotels Corp.	2,500	14,825
*Red Robin Gourmet Burgers, Inc.	6,299	116,091
Regal Entertainment Group	24,400	360,388
#Regis Corp.	24,900	396,657
*Rent-A-Center, Inc.	40,650	813,000
*Rentrak Corp.	4,669	78,019
*Retail Ventures, Inc.	23,000	190,440
*Rex Stores Corp.	7,200	108,720
RG Barry Corp.	7,961	70,455
*Rick’s Cabaret International, Inc.	3,200	35,648
*Rocky Brands, Inc.	3,035	26,071
#Ross Stores, Inc.	10,200	468,486
#*Royal Caribbean Cruises, Ltd.	68,406	1,784,713
*Rubio’s Restaurants, Inc.	3,681	28,528
#*Ruby Tuesday, Inc.	27,783	191,981
*Ruth’s Hospitality Group, Inc.	6,800	18,972
Ryland Group, Inc.	20,169	448,962
*Saga Communications, Inc.	1,129	14,790
#*Saks, Inc.	71,900	463,036
*Salem Communications Corp.	3,740	20,009
*Sally Beauty Holdings, Inc.	34,200	285,228
Scholastic Corp.	200	5,980
#*Scientific Games Corp.	32,390	456,051
Scripps Networks Interactive, Inc.	6,748	288,140
*Sealy Corp.	30,968	92,285
#*Sears Holdings Corp.	40,650	3,791,832
*Select Comfort Corp.	17,900	115,813
Service Corp. International	155,900	1,195,753
#Sherwin-Williams Co.	8,800	557,480
*Shiloh Industries, Inc.	4,053	18,238
*Shoe Carnival, Inc.	5,698	104,102
*Shuffle Master, Inc.	23,497	208,888
*Shutterfly, Inc.	11,711	185,268
#*Signet Jewelers, Ltd. ADR	20,832	569,964
*Sinclair Broadcast Group, Inc. Class A	10,056	50,783

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Skechers U.S.A., Inc. Class A	21,000	$589,260
Skyline Corp.	4,100	75,071
*Smith & Wesson Holding Corp.	8,700	34,452
Snap-On, Inc.	34,800	1,422,624
*Sonic Automotive, Inc.	21,400	204,370
*Sonic Corp.	16,073	135,495
#Sotheby’s Class A	30,000	697,200
Spartan Motors, Inc.	13,181	79,086
Speedway Motorsports, Inc.	19,729	327,896
*Sport Chalet, Inc. Class A	100	190
Sport Supply Group, Inc.	6,127	72,850
Stage Stores, Inc.	14,400	186,048
*Stamps.com, Inc.	6,600	58,344
*Standard Motor Products, Inc.	9,985	78,282
*Standard Pacific Corp.	46,251	167,891
*Stanley Furniture, Inc.	4,300	41,925
#Stanley Works (The)	21,000	1,076,250
#Staples, Inc.	34,855	817,698
*Starbucks Corp.	36,500	795,335
#Starwood Hotels & Resorts Worldwide, Inc.	36,500	1,216,180
*Steak n Shake Co. (The)	800	256,992
*Stein Mart, Inc.	18,746	148,093
*Steiner Leisure, Ltd.	5,400	215,136
*Steinway Musical Instruments, Inc.	4,055	66,096
*Steven Madden, Ltd.	9,606	385,585
Stewart Enterprises, Inc.	38,700	196,209
*Stoneridge, Inc.	10,203	71,217
*Strattec Security Corp.	400	7,944
#Strayer Education, Inc.	2,170	450,883
Sturm Ruger & Co., Inc.	9,200	95,864
Superior Industries International, Inc.	11,660	171,519
*Syms Corp.	2,805	21,935
#Systemax, Inc.	15,941	279,446
#*Talbots, Inc.	17,200	193,672
*Tandy Brands Accessories, Inc.	387	1,142
*Tandy Leather Factory, Inc.	389	1,439
Target Corp.	52,779	2,705,979
*Tempur-Pedic International, Inc.	17,967	447,199
*Tenneco, Inc.	14,300	252,824
#*Texas Roadhouse, Inc.	32,498	377,952
Thor Industries, Inc.	23,500	746,125
Tiffany & Co.	31,420	1,275,966
*Timberland Co. Class A	26,400	454,080
Time Warner Cable, Inc.	88,298	3,848,910
Time Warner, Inc.	186,157	5,110,010
TJX Cos., Inc. (The)	14,000	532,140
*Toll Brothers, Inc.	57,068	1,054,046
*Town Sports International Holdings, Inc.	3,100	7,316
*Tractor Supply Co.	12,400	625,828
*Trans World Entertainment Corp.	800	1,040
#*True Religion Apparel, Inc.	8,780	169,542
*TRW Automotive Holdings Corp.	51,443	1,184,732
*Tuesday Morning Corp.	18,100	79,097
Tupperware Corp.	6,090	258,581
*Ulta Salon Cosmetics & Fragrance, Inc.	21,300	413,220
*Under Armour, Inc. Class A	12,503	317,576
*Unifi, Inc.	35,389	118,199
UniFirst Corp.	9,100	457,184
*Universal Electronics, Inc.	7,656	181,983
*Universal Technical Institute, Inc.	6,800	124,916
*Urban Outfitters, Inc.	13,100	413,567

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*US Auto Parts Network, Inc.	11,001	$64,906
V.F. Corp.	28,100	2,024,043
#*Vail Resorts, Inc.	17,036	574,113
*Valassis Communications, Inc.	19,900	416,507
Value Line, Inc.	353	8,956
*ValueVision Media, Inc.	12,980	53,478
*VCG Holding Corp.	1,084	2,331
#*Viacom, Inc. Class A	3,742	115,291
*Viacom, Inc. Class B	46,500	1,355,010
*Volcom, Inc.	11,591	182,790
*WABCO Holdings, Inc.	22,170	573,094
*Warnaco Group, Inc.	18,802	728,013
*Warner Music Group Corp.	27,200	131,376
Washington Post Co.	1,062	461,566
#Weight Watchers International, Inc.	10,471	302,193
Wendy’s/Arby’s Group, Inc.	100,243	462,120
*West Marine, Inc.	9,705	81,425
*Wet Seal, Inc. (The)	45,188	151,380
Weyco Group, Inc.	3,522	79,456
Whirlpool Corp.	28,600	2,150,148
Wiley (John) & Sons, Inc. Class A	18,500	772,375
#Wiley (John) & Sons, Inc. Class B	1,385	57,893
*Williams Controls, Inc.	1,500	11,325
Williams-Sonoma, Inc.	43,368	823,125
*Winmark Corp.	408	9,033
*Winnebago Industries, Inc.	12,800	152,960
#*WMS Industries, Inc.	13,100	485,748
Wolverine World Wide, Inc.	17,900	473,455
World Wrestling Entertainment, Inc.	10,700	171,200
Wyndham Worldwide Corp.	81,926	1,719,627
Wynn Resorts, Ltd.	10,001	618,862
Yum! Brands, Inc.	15,135	517,768
#*Zale Corp.	7,300	15,914
#*Zumiez, Inc.	15,600	198,588

Total Consumer Discretionary		241,874,550

Consumer Staples — (5.8%)
Alberto-Culver Co.	41,600	1,181,024
Alico, Inc.	2,387	61,203
*Alliance One International, Inc.	46,772	238,069
Altria Group, Inc.	66,254	1,315,804
*American Italian Pasta Co.	9,830	336,776
Andersons, Inc. (The)	8,300	223,934
Archer-Daniels-Midland Co.	114,684	3,434,786
Arden Group, Inc. Class A	101	10,275
#Avon Products, Inc.	14,667	442,063
B&G Foods, Inc.	20,000	179,600
*Bare Escentuals, Inc.	15,900	288,903
*BJ’s Wholesale Club, Inc.	21,700	733,243
*Boston Beer Co., Inc. Class A	5,800	265,930
Brown-Forman Corp. Class A	1,000	53,390
#Brown-Forman Corp. Class B	5,175	265,581
Bunge, Ltd.	27,797	1,634,186
#Calavo Growers, Inc.	6,831	114,488
Cal-Maine Foods, Inc.	9,861	321,962
Campbell Soup Co.	12,500	413,875
Casey’s General Stores, Inc.	23,700	727,116
CCA Industries, Inc.	1,128	6,238
*Central European Distribution Corp.	28,574	915,797
*Central Garden & Pet Co.	10,091	96,268
*Central Garden & Pet Co. Class A	18,174	159,749

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Chattem, Inc.	6,949	$649,454
#*Chiquita Brands International, Inc.	33,877	496,976
Church & Dwight Co., Inc.	10,600	639,074
Clorox Co.	6,839	404,664
Coca-Cola Bottling Co.	3,200	161,504
Coca-Cola Co.	79,810	4,329,692
Coca-Cola Enterprises, Inc.	86,400	1,744,416
Colgate-Palmolive Co.	17,375	1,390,521
ConAgra, Inc.	78,100	1,775,994
*Constellation Brands, Inc. Class A	53,840	865,747
*Constellation Brands, Inc. Class B	1,843	29,949
Corn Products International, Inc.	35,077	996,888
Costco Wholesale Corp.	22,633	1,299,813
*Craft Brewers Alliance, Inc.	3,992	9,381
CVS Caremark Corp.	246,749	7,987,265
*Darling International, Inc.	38,000	296,020
*Dean Foods Co.	55,700	981,991
Del Monte Foods Co.	126,115	1,435,189
Diamond Foods, Inc.	6,161	221,303
Dr Pepper Snapple Group, Inc.	87,400	2,417,484
*Elizabeth Arden, Inc.	17,575	272,764
*Energizer Holdings, Inc.	19,800	1,098,900
Estee Lauder Cos., Inc.	8,600	451,672
Farmer Brothers Co.	7,613	130,867
#Flowers Foods, Inc.	21,100	512,519
*Fresh Del Monte Produce, Inc.	26,619	541,164
General Mills, Inc.	15,530	1,107,444
Golden Enterprises, Inc.	900	3,024
#*Great Atlantic & Pacific Tea Co.	23,141	173,326
#*Green Mountain Coffee, Inc.	13,920	1,180,694
Griffin Land & Nurseries, Inc. Class A	1,766	48,795
H.J. Heinz Co.	11,100	484,293
#*Hain Celestial Group, Inc.	22,600	361,374
#*Hansen Natural Corp.	9,400	361,430
*Harbinger Group, Inc.	3,456	24,676
Herbalife, Ltd.	7,023	272,844
#Hershey Co. (The)	6,900	251,367
Hormel Foods Corp.	24,300	940,410
*HQ Sustainable Maritime Industries, Inc.	4,720	33,229
Imperial Sugar Co.	7,500	122,925
Ingles Markets, Inc.	5,146	72,867
Inter Parfums, Inc.	12,721	169,317
J & J Snack Foods Corp.	9,500	397,195
J.M. Smucker Co.	36,037	2,164,743
Kellogg Co.	12,787	695,869
Kimberly-Clark Corp.	14,546	863,887
Kraft Foods, Inc.	258,941	7,162,308
Kroger Co. (The)	32,600	698,618
Lancaster Colony Corp.	11,300	616,415
Lance, Inc.	14,291	317,832
*Lifeway Foods, Inc.	1,900	22,705
Lorillard, Inc.	5,600	423,920
Mannatech, Inc.	7,930	24,028
McCormick & Co., Inc.	8,600	312,180
*Medifast, Inc.	6,205	103,313
*MGP Ingredients, Inc.	6,769	44,472
Molson Coors Brewing Co.	37,863	1,590,246
Molson Coors Brewing Co. Class A	100	4,132
Nash-Finch Co.	6,200	213,900
#*National Beverage Corp.	18,057	208,197
*Natural Alternatives International, Inc.	2,465	18,870

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*NBTY, Inc.	30,100	$1,340,353
Nu Skin Enterprises, Inc. Class A	25,400	590,296
*Nutraceutical International Corp.	5,931	77,044
Oil-Dri Corp. of America	3,793	60,233
*Omega Protein Corp.	4,497	19,337
*Orchids Paper Products Co.	1,900	35,017
*Overhill Farms, Inc.	6,262	27,615
*Pantry, Inc.	14,407	194,062
*Parlux Fragrances, Inc.	2,671	4,541
Pepsi Bottling Group, Inc.	27,600	1,026,720
PepsiAmericas, Inc.	38,400	1,115,520
PepsiCo, Inc.	50,676	3,021,303
Philip Morris International, Inc.	65,574	2,984,273
*Physicians Formula Holdings, Inc.	3,651	8,434
*Pilgrim’s Pride Corp.	8,000	70,960
*Prestige Brands Holdings, Inc.	25,517	198,267
PriceSmart, Inc.	13,317	266,473
Procter & Gamble Co.	126,580	7,790,999
*Ralcorp Holdings, Inc.	6,514	402,565
*Reddy Ice Holdings, Inc.	6,809	34,045
Reliv’ International, Inc.	2,518	7,554
*Revlon, Inc.	12,622	194,505
Reynolds American, Inc.	34,100	1,814,120
Rocky Mountain Chocolate Factory, Inc.	4,490	39,063
#Ruddick Corp.	22,453	636,543
Safeway, Inc.	75,286	1,690,171
Sanderson Farms, Inc.	10,825	506,069
*Sanfilippo (John B.) & Son, Inc.	3,100	47,275
Sara Lee Corp.	58,800	713,832
Schiff Nutrition International, Inc.	4,332	34,656
*Seneca Foods Corp.	2,616	70,632
#*Smart Balance, Inc.	32,734	182,001
*Smithfield Foods, Inc.	87,400	1,316,244
Spartan Stores, Inc.	10,116	136,971
*Star Scientific, Inc.	24,367	17,057
*SUPERVALU, Inc.	40,405	594,358
*Susser Holdings Corp.	6,700	59,094
#*Synutra International, Inc.	288	3,871
#Sysco Corp.	16,489	461,527
Tasty Baking Co.	1,386	9,550
Tootsie Roll Industries, Inc.	14,417	375,275
#*TreeHouse Foods, Inc.	16,812	651,297
Tyson Foods, Inc. Class A	97,451	1,346,773
*United Natural Foods, Inc.	21,300	577,443
United-Guardian, Inc.	800	9,096
#Universal Corp.	12,600	571,914
*USANA Health Sciences, Inc.	5,433	154,406
#Vector Group, Ltd.	15,503	216,887
Village Super Market, Inc.	1,900	49,400
Walgreen Co.	55,673	2,007,012
Wal-Mart Stores, Inc.	69,773	3,727,971
WD-40 Co.	6,310	194,159
Weis Markets, Inc.	15,380	546,144
#*Whole Foods Market, Inc.	29,885	813,470
*Winn-Dixie Stores, Inc.	31,704	321,162

Total Consumer Staples		105,417,875

Energy — (8.7%)
*Abraxas Petroleum Corp.	5,592	10,960
Adams Resources & Energy, Inc.	1,577	33,117
#*Allis-Chalmers Energy, Inc.	30,200	110,230

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Alon USA Energy, Inc.	23,483	$168,138
*Alpha Natural Resources, Inc.	25,469	1,034,296
*American Oil & Gas, Inc.	19,808	80,222
Anadarko Petroleum Corp.	72,685	4,635,849
Apache Corp.	56,903	5,620,309
*Approach Resources, Inc.	4,827	38,664
#Arch Coal, Inc.	9,899	208,572
*Arena Resources, Inc.	15,231	583,957
*Atlas Energy, Inc.	17,250	521,812
*ATP Oil & Gas Corp.	23,100	334,257
*Atwood Oceanics, Inc.	25,119	841,989
Baker Hughes, Inc.	29,498	1,335,669
*Barnwell Industries, Inc.	900	3,429
*Basic Energy Services, Inc.	15,100	141,789
Berry Petroleum Corp. Class A	19,739	534,532
*Bill Barrett Corp.	21,414	663,834
*BioFuel Energy, Corp.	8,100	24,948
BJ Services Co.	47,150	974,590
*Bolt Technology Corp.	3,150	31,500
*Boots & Coots, Inc.	15,400	23,716
#*BPZ Resources, Inc.	43,898	260,754
*Brigham Exploration Co.	15,700	204,728
*Bristow Group, Inc.	15,800	564,060
*Bronco Drilling Co., Inc.	10,600	53,212
Cabot Oil & Gas Corp.	23,092	883,731
*Cal Dive International, Inc.	55,788	392,748
*Callon Petroleum Co.	5,800	13,282
*Cameron International Corp.	20,632	777,001
CARBO Ceramics, Inc.	10,900	718,528
#*Carrizo Oil & Gas, Inc.	14,400	345,600
*Cheniere Energy, Inc.	21,278	60,642
Chesapeake Energy Corp.	107,429	2,662,091
Chevron Corp.	258,257	18,625,495
Cimarex Energy Co.	28,600	1,407,406
*Clayton Williams Energy, Inc.	4,978	163,378
*Clean Energy Fuels Corp.	23,900	400,086
*CNX Gas Corp.	12,986	348,414
*Complete Production Services, Inc.	32,300	404,719
*Comstock Resources, Inc.	25,700	1,002,043
*Concho Resources, Inc.	24,749	1,110,488
ConocoPhillips	217,630	10,446,240
CONSOL Energy, Inc.	14,106	657,481
*Contango Oil & Gas Co.	7,200	351,000
*Continental Resources, Inc.	13,216	501,812
*CREDO Petroleum Corp.	5,480	49,320
*Crosstex Energy, Inc.	20,700	160,425
*CVR Energy, Inc.	21,800	174,836
*Dawson Geophysical Co.	3,200	69,408
Delek US Holdings, Inc.	21,300	148,674
#*Delta Petroleum Corp.	5,402	6,861
#*Denbury Resources, Inc.	54,410	737,255
Devon Energy Corp.	70,570	4,721,839
#Diamond Offshore Drilling, Inc.	6,462	591,467
*Double Eagle Petroleum Co.	2,616	11,537
*Dresser-Rand Group, Inc.	34,300	1,014,594
*Dril-Quip, Inc.	8,046	422,335
El Paso Corp.	37,887	384,553
*Encore Acquisition Co.	24,982	1,189,643
*ENGlobal Corp.	8,649	26,552
#EOG Resources, Inc.	39,107	3,536,055
*Evolution Petroleum Corp.	11,456	52,010

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
EXCO Resources, Inc.	31,999	$561,262
#*Exterran Holdings, Inc.	28,839	584,855
Exxon Mobil Corp.	232,529	14,981,843
*FMC Technologies, Inc.	9,500	505,115
#*Forest Oil Corp.	26,284	633,970
Frontier Oil Corp.	25,400	316,484
*FX Energy, Inc.	14,565	43,112
General Maritime Corp.	17,922	138,716
*Geokinetics, Inc.	5,000	49,000
*GeoMet, Inc.	1,691	1,843
*GeoPetro Resources Co.	1,500	1,020
*GeoResources, Inc.	7,152	91,403
*Global Industries, Ltd.	43,378	302,345
#*GMX Resources, Inc.	7,200	76,248
#*Goodrich Petroleum Corp.	9,500	197,885
#*Green Plains Renewable Energy, Inc.	8,833	115,359
Gulf Island Fabrication, Inc.	5,900	103,014
*GulfMark Offshore, Inc.	9,400	230,770
*Gulfport Energy Corp.	18,300	189,222
Halliburton Co.	42,163	1,231,581
*Harvest Natural Resources, Inc.	25,200	113,148
*Helix Energy Solutions Group, Inc.	48,907	518,903
Helmerich & Payne, Inc.	500	20,915
*Hercules Offshore, Inc.	31,700	123,630
Hess Corp.	52,025	3,006,525
*HKN, Inc.	2,684	7,864
Holly Corp.	26,300	686,430
#*Hornbeck Offshore Services, Inc.	11,200	240,912
Houston American Energy Corp.	3,600	28,224
*International Coal Group, Inc.	72,100	257,397
#*ION Geophysical Corp.	52,800	250,800
*James River Coal Co.	2,700	42,255
#*Key Energy Services, Inc.	48,300	467,061
*Kodiak Oil & Gas Corp.	6,000	14,160
Lufkin Industries, Inc.	8,400	532,392
Marathon Oil Corp.	136,394	4,065,905
*Mariner Energy, Inc.	49,647	717,399
Massey Energy Co.	37,870	1,458,752
*Matrix Service Co.	12,000	121,080
*McMoran Exploration Co.	13,500	205,335
*Meridian Resource Corp.	657	184
*Mexco Energy Corp.	200	1,780
*Mitcham Industries, Inc.	4,104	30,370
Murphy Oil Corp.	33,300	1,700,964
#*Nabors Industries, Ltd.	73,965	1,649,419
National-Oilwell, Inc.	63,761	2,607,825
*Natural Gas Services Group, Inc.	5,400	84,834
#*Newfield Exploration Co.	29,000	1,419,260
*Newpark Resources, Inc.	49,300	196,707
Noble Corp.	27,200	1,096,704
Noble Energy, Inc.	30,500	2,255,170
*Northern Oil & Gas, Inc.	4,300	47,515
Occidental Petroleum Corp.	35,210	2,758,351
*Oceaneering International, Inc.	10,100	552,470
*Oil States International, Inc.	23,624	870,308
*OMNI Energy Services Corp.	3,200	4,960
#Overseas Shipholding Group, Inc.	18,959	845,761
*OYO Geospace Corp.	2,800	104,916
Panhandle Oil & Gas, Inc.	4,225	97,809
*Parker Drilling Co.	51,700	248,677
#*Patriot Coal Corp.	42,700	661,423

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Patterson-UTI Energy, Inc.	51,522	$791,378
Peabody Energy Corp.	12,507	526,795
Penn Virginia Corp.	21,000	509,670
*Petrohawk Energy Corp.	39,150	874,220
*Petroleum Development Corp.	11,300	236,848
#*PetroQuest Energy, Inc.	32,708	177,932
*PHI, Inc. Non-Voting	4,979	96,891
*Pioneer Drilling Co.	24,600	195,570
Pioneer Natural Resources Co.	36,278	1,595,506
*Plains Exploration & Production Co.	40,619	1,354,644
#Precision Drilling Trust	6,936	53,893
*Pride International, Inc.	49,118	1,453,893
*Quicksilver Resources, Inc.	37,032	492,155
Range Resources Corp.	23,095	1,062,370
*Rex Energy Corp.	16,300	201,957
*Rosetta Resources, Inc.	25,716	528,721
*Rowan Cos., Inc.	55,062	1,182,732
RPC, Inc.	45,321	559,714
#*SandRidge Energy, Inc.	36,770	311,074
Schlumberger, Ltd.	22,749	1,443,652
*SEACOR Holdings, Inc.	11,468	805,627
*Seahawk Drilling, Inc.	3,041	63,587
Smith International, Inc.	14,744	447,038
Southern Union Co.	28,500	628,140
*Southwestern Energy Co.	11,400	488,832
Spectra Energy Corp.	29,459	626,004
St. Mary Land & Exploration Co.	29,476	944,411
*Stone Energy Corp.	21,774	347,078
*Sunoco, Inc.	42,200	1,058,798
*Superior Energy Services, Inc.	36,992	849,706
#*Superior Well Services, Inc.	14,300	226,369
*Swift Energy Corp.	17,400	436,044
*T-3 Energy Services, Inc.	6,200	139,810
#Tesoro Petroleum Corp.	78,700	983,750
*Tetra Technologies, Inc.	34,600	361,916
*TGC Industries, Inc.	4,634	18,582
Tidewater, Inc.	26,715	1,250,796
Toreador Resources Corp.	9,240	116,516
*Trico Marine Services, Inc.	8,438	29,533
*Tri-Valley Corp.	1,800	3,384
*Union Drilling, Inc.	8,800	63,976
*Unit Corp.	22,569	1,027,792
*Uranium Energy Corp.	6,699	20,164
*USEC, Inc.	65,000	260,000
VAALCO Energy, Inc.	30,500	129,015
Valero Energy Corp.	99,700	1,836,474
*Venoco, Inc.	16,400	189,092
*Verenium Corp.	1,200	6,240
W&T Offshore, Inc.	31,400	279,774
*Warren Resources, Inc.	31,300	72,303
*Weatherford International, Ltd.	11,400	178,752
#*Western Refining, Inc.	31,900	145,783
*Westmoreland Coal Co.	2,531	25,943
*Whiting Petroleum Corp.	16,859	1,122,135
#*Willbros Group, Inc.	17,700	270,633
Williams Cos., Inc. (The)	24,035	500,889
World Fuel Services Corp.	24,200	581,526
XTO Energy, Inc.	74,577	3,323,897

Total Energy		157,588,147

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (17.0%)
1st Source Corp.	13,997	$213,454
21st Century Holding Co.	1,554	6,263
Abington Bancorp, Inc.	14,443	103,123
Access National Corp.	1,483	8,676
Advance America Cash Advance Centers, Inc.	29,839	144,122
#*Affiliated Managers Group, Inc.	16,475	997,891
*Affirmative Insurance Holdings, Inc.	4,394	19,070
Aflac, Inc.	23,300	1,128,419
*Allegheny Corp.	3,292	859,574
Alliance Bancorp, Inc. of Pennsylvania	732	6,076
Alliance Financial Corp.	1,000	25,470
Allied World Assurance Co. Holdings, Ltd.	13,585	608,065
Allstate Corp.	91,407	2,735,812
*Altisource Portfolio Solutions SA	11,666	267,735
#*Amcore Financial, Inc.	5,220	4,541
American Capital, Ltd.	67,400	248,706
American Equity Investment Life Holding Co.	27,529	202,063
American Express Co.	55,920	2,105,947
American Financial Group, Inc.	68,646	1,703,107
*American Independence Corp.	24	109
American National Bankshares, Inc.	2,125	40,141
American National Insurance Co.	4,786	509,422
American Physicians Capital, Inc.	5,822	161,619
American River Bankshares	2,022	16,176
*American Safety Insurance Holdings, Ltd.	3,800	52,250
#*AmericanWest Bancorporation	700	462
#*AmeriCredit Corp.	63,784	1,337,550
Ameriprise Financial, Inc.	38,319	1,465,319
Ameris Bancorp	7,776	72,628
*AMERISAFE, Inc.	9,966	172,412
*AmeriServe Financial, Inc.	3,367	4,949
AmTrust Financial Services, Inc.	26,465	316,786
AON Corp.	22,153	861,752
*Arch Capital Group, Ltd.	1,558	111,459
*Argo Group International Holdings, Ltd.	21,093	564,027
Arrow Financial Corp.	5,417	140,734
Aspen Insurance Holdings, Ltd.	41,342	1,100,937
*Asset Acceptance Capital Corp.	17,000	98,940
Associated Banc-Corp.	81,781	1,040,254
Assurant, Inc.	34,618	1,088,044
Assured Guaranty, Ltd.	31,766	719,818
ASTA Funding, Inc.	4,207	26,252
Astoria Financial Corp.	55,200	728,640
Atlantic Coast Federal Corp.	1,500	2,265
Auburn National Bancorporation, Inc.	600	11,742
*Avatar Holdings, Inc.	5,500	93,170
Axis Capital Holdings, Ltd.	34,967	1,007,050
*B of I Holding, Inc.	3,098	36,773
Baldwin & Lyons, Inc. Class B	4,200	99,918
BancFirst Corp.	10,800	435,240
Banco Santander SA Sponsored ADR	833	11,729
Bancorp Rhode Island, Inc.	1,598	39,423
*Bancorp, Inc.	6,999	51,163
BancorpSouth, Inc.	37,626	860,883
#BancTrust Financial Group, Inc.	8,300	32,370
Bank Mutual Corp.	29,001	193,727
Bank of America Corp.	988,693	15,008,360
Bank of Commerce Holdings	2,369	12,793
#*Bank of Florida Corp.	2,350	2,843
Bank of Hawaii Corp.	16,857	766,656
#Bank of Kentucky Financial Corp.	500	9,125

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of New York Mellon Corp.	192,018	$5,585,804
Bank of the Ozarks, Inc.	8,000	237,040
BankAtlantic Bancorp, Inc.	11,729	17,242
BankFinancial Corp.	8,500	81,175
#Banner Corp.	9,500	28,120
Bar Harbor Bankshares	1,013	27,361
BB&T Corp.	108,744	3,030,695
BCB Bancorp, Inc.	791	7,317
Beacon Federal Bancorp, Inc.	1,400	11,872
*Beneficial Mutual Bancorp, Inc.	23,006	207,284
Berkshire Hills Bancorp, Inc.	6,179	102,262
BGC Partners, Inc. Class A	13,801	56,170
#BlackRock, Inc.	18,115	3,873,349
*BNCCORP, Inc.	13	45
BOK Financial Corp.	16,500	782,265
Boston Private Financial Holdings, Inc.	37,700	270,309
Bridge Bancorp, Inc.	600	14,148
*Bridge Capital Holdings	900	7,308
*Broadpoint Gleacher Securities, Inc.	36,443	147,594
Brookline Bancorp, Inc.	36,650	366,866
Brooklyn Federal Bancorp, Inc.	3,800	32,984
Brown & Brown, Inc.	40,747	717,147
Bryn Mawr Bank Corp.	4,800	76,848
C&F Financial Corp.	159	3,102
Cadence Financial Corp.	2,505	4,634
California First National Bancorp	1,759	22,709
Camden National Corp.	2,529	73,392
Capital City Bank Group, Inc.	7,984	95,648
Capital One Financial Corp.	72,440	2,670,138
Capital Southwest Corp.	1,955	159,235
CapitalSource, Inc.	48,880	234,135
#Capitol Bancorp, Ltd.	8,149	18,743
Capitol Federal Financial	7,000	228,340
Cardinal Financial Corp.	11,795	110,047
*Cardtronics, Inc.	9,100	99,099
*Carolina Bank Holdings, Inc.	900	3,420
Cascade Financial Corp.	7,916	17,494
#Cash America International, Inc.	15,143	569,225
Cathay General Bancorp	25,011	239,605
#*CB Richard Ellis Group, Inc.	22,063	271,375
Center Bancorp, Inc.	5,087	42,120
*Center Financial Corp.	9,140	43,506
CenterState Banks of Florida, Inc.	3,385	37,438
*Central Jersey Bancorp	3,391	10,105
#*Central Pacific Financial Corp.	18,500	29,970
Century Bancorp, Inc. Class A	670	14,117
Charles Schwab Corp. (The)	41,215	753,822
Chemical Financial Corp.	10,838	229,657
*Chicopee Bancorp, Inc.	3,900	50,505
Chubb Corp.	62,321	3,116,050
Cincinnati Financial Corp.	66,527	1,755,648
Citigroup, Inc.	1,629,741	5,410,740
Citizens Community Bancorp, Inc.	900	3,757
Citizens Holding Co.	200	4,088
*Citizens Republic Bancorp, Inc.	200	152
Citizens South Banking Corp.	1,100	5,181
*Citizens, Inc.	21,700	139,965
City Holding Co.	9,860	309,900
City National Corp.	26,100	1,289,079
CKX Lands, Inc.	39	479
Clifton Savings Bancorp, Inc.	8,766	74,949

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
CME Group, Inc.	12,950	$3,714,319
#*CNA Financial Corp.	82,375	1,934,989
*CNA Surety Corp.	33,405	467,670
CNB Financial Corp.	1,386	20,735
CoBiz Financial, Inc.	12,017	64,171
Codorus Valley Bancorp, Inc.	190	1,079
Cohen & Steers, Inc.	15,825	321,880
Colony Bankcorp, Inc.	105	393
Columbia Banking System, Inc.	12,119	230,140
#Comerica, Inc.	60,808	2,098,484
Commerce Bancshares, Inc.	19,717	780,399
Commercial National Financial Corp.	540	9,450
Community Bank System, Inc.	24,995	522,645
Community Trust Bancorp, Inc.	7,861	199,119
#CompuCredit Holdings Corp.	17,096	57,101
#*Conseco, Inc.	100,789	479,756
Consolidated-Tokoma Land Co.	3,000	99,240
*Consumer Portfolio Services, Inc.	300	420
*Cowen Group, Inc.	6,257	30,972
*Crawford & Co. Class A	1,841	4,805
*Crawford & Co. Class B	183	635
*Credit Acceptance Corp.	10,759	572,594
*Crescent Financial Corp.	1,666	5,265
Cullen Frost Bankers, Inc.	21,671	1,112,156
#CVB Financial Corp.	50,000	479,000
Danvers Bancorp, Inc.	9,500	129,580
Delphi Financial Group, Inc. Class A	22,008	445,662
Diamond Hill Investment Group, Inc.	1,238	72,720
Dime Community Bancshares, Inc.	17,835	215,625
Discover Financial Services	193,647	2,649,091
*Dollar Financial Corp.	10,814	243,856
Donegal Group, Inc. Class A	11,178	164,876
Donegal Group, Inc. Class B	1,947	33,527
*Doral Financial Corp.	9,100	32,305
Duff & Phelps Corp.	5,500	89,320
*E*TRADE Financial Corp.	2,000	3,040
East West Bancorp, Inc.	42,781	702,892
Eastern Insurance Holdings, Inc.	3,549	29,918
Eastern Virginia Bankshares, Inc.	1,053	7,992
Eaton Vance Corp.	9,100	262,171
ECB Bancorp, Inc.	153	1,767
*eHealth, Inc.	9,357	170,297
EMC Insurance Group, Inc.	5,238	108,322
*Employers Holdings, Inc.	25,610	338,820
*Encore Bancshares, Inc.	3,854	31,757
*Encore Capital Group, Inc.	13,700	216,049
Endurance Specialty Holdings, Ltd.	38,019	1,369,444
*Enstar Group, Ltd.	4,326	280,714
Enterprise Bancorp, Inc.	3,360	34,877
Enterprise Financial Services Corp.	6,434	60,094
Erie Indemnity Co.	16,742	652,938
ESB Financial Corp.	4,255	49,869
ESSA Bancorp, Inc.	9,962	118,050
Evans Bancorp, Inc.	500	6,125
#Evercore Partners, Inc. Class A	4,600	137,402
Everest Re Group, Ltd.	19,573	1,678,189
*EZCORP, Inc.	19,400	352,304
F.N.B. Corp.	49,614	351,763
Farmers Capital Bank Corp.	1,209	10,712
FBL Financial Group, Inc. Class A	12,700	227,838
Federal Agricultural Mortgage Corp.	6,100	46,116

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Federated Investors, Inc.	7,000	$177,660
Fidelity National Financial, Inc.	55,188	711,925
Fifth Third Bancorp	255,305	3,175,994
Financial Federal Corp.	15,286	416,696
Financial Institutions, Inc.	2,670	33,642
*First Acceptance Corp.	19,601	37,634
First Advantage Bancorp	700	7,343
First American Corp.	44,406	1,313,085
First Bancorp	10,455	161,843
First Bancorp, Inc.	1,907	26,831
First Busey Corp.	10,398	36,913
First Business Financial Services, Inc.	1,140	11,571
*First Cash Financial Services, Inc.	14,286	326,149
First Citizens BancShares, Inc.	3,058	512,857
First Commonwealth Financial Corp.	36,064	211,335
First Community Bancshares, Inc.	4,941	57,612
First Defiance Financial Corp.	3,509	37,055
#First Federal Bancshares of Arkansas, Inc.	124	389
First Financial Bancorp	23,325	382,530
First Financial Bankshares, Inc.	7,998	424,294
First Financial Corp.	5,778	159,473
First Financial Holdings, Inc.	6,978	82,271
First Financial Northwest, Inc.	11,880	73,537
First Financial Service Corp.	444	3,912
*First Horizon National Corp.	135,160	1,750,322
#First M&F Corp.	511	1,640
*First Marblehead Corp. (The)	3,295	7,051
First Merchants Corp.	9,608	64,950
First Mercury Financial Corp.	9,013	118,160
First Midwest Bancorp, Inc.	23,706	312,208
First Niagara Financial Group, Inc.	88,086	1,209,421
First Place Financial Corp.	8,972	28,082
First Security Group, Inc.	6,111	14,239
*First South Bancorp, Inc.	3,537	35,724
#First United Corp.	1,100	6,600
Firstbank Corp.	805	6,343
*FirstCity Financial Corp.	3,686	22,669
FirstMerit Corp.	40,469	829,210
Flagstone Reinsurance Holdings, Ltd.	32,900	344,463
Flushing Financial Corp.	13,706	167,898
#FNB United Corp.	2,428	3,909
#*Forest City Enterprises, Inc. Class A	64,025	724,123
*Forest City Enterprises, Inc. Class B	427	4,812
*Forestar Group, Inc.	1,066	19,796
*Fox Chase Bancorp, Inc.	2,615	25,784
*FPIC Insurance Group, Inc.	4,705	178,555
Franklin Resources, Inc.	13,920	1,378,498
#*Frontier Financial Corp.	390	1,661
Fulton Financial Corp.	103,470	956,063
*GAINSCO, Inc.	230	2,017
Gallagher (Arthur J.) & Co.	23,900	538,945
GAMCO Investors, Inc.	2,860	117,460
*Genworth Financial, Inc.	153,956	2,130,751
German American Bancorp, Inc.	6,319	93,900
GFI Group, Inc.	51,684	251,701
Glacier Bancorp, Inc.	25,123	360,264
Goldman Sachs Group, Inc.	82,432	12,259,287
Great Southern Bancorp, Inc.	6,070	136,393
#Greene Bancshares, Inc.	2,104	11,888
#Greenhill & Co., Inc.	4,263	331,661
*Greenlight Capital Re, Ltd.	13,925	336,289

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Grubb & Ellis Co.	4,608	$6,728
*Guaranty Bancorp	10,012	14,517
*Hallmark Financial Services, Inc.	8,501	66,733
Hampden Bancorp, Inc.	1,465	15,676
#Hampton Roads Bankshares, Inc.	3,455	6,875
Hancock Holding Co.	14,221	582,208
Hanover Insurance Group, Inc.	30,043	1,274,424
Harleysville Group, Inc.	12,524	404,525
Harleysville National Corp.	24,107	154,044
Harleysville Savings Financial Corp.	1,246	17,108
*Harris & Harris Group, Inc.	10,300	41,612
Hartford Financial Services Group, Inc.	68,795	1,650,392
Hawthorn Bancshares, Inc.	208	2,059
HCC Insurance Holdings, Inc.	39,654	1,074,623
Heartland Financial USA, Inc.	5,991	83,574
Heritage Commerce Corp.	6,986	26,547
Heritage Financial Corp.	2,430	34,166
Heritage Financial Group	101	839
HF Financial Corp.	200	2,028
*HFF, Inc.	6,600	40,788
*Hilltop Holdings, Inc.	34,900	395,068
Hingham Institution for Savings	200	6,536
*HMN Financial, Inc.	212	1,145
Home Bancshares, Inc.	9,896	243,244
Home Federal Bancorp, Inc.	8,959	119,155
HopFed Bancorp, Inc.	1,600	16,640
Horace Mann Educators Corp.	17,800	213,422
Horizon Bancorp	500	9,250
#*Horizon Financial Corp.	241	5
Hudson City Bancorp, Inc.	127,500	1,691,925
Huntington Bancshares, Inc.	235,956	1,130,229
IBERIABANK Corp.	8,530	455,843
Independence Holding Co.	5,200	42,276
Independent Bank Corp. (453836108)	11,615	270,630
#Independent Bank Corp. (453838104)	3,854	2,813
Infinity Property & Casualty Corp.	7,323	290,430
#*Interactive Brokers Group, Inc.	10,400	165,360
*IntercontinentalExchange, Inc.	2,225	212,443
*International Assets Holding Corp.	6,969	103,768
International Bancshares Corp.	28,800	600,192
*Intervest Bancshares Corp.	500	2,000
Invesco, Ltd.	76,329	1,473,150
*Investment Technology Group, Inc.	18,217	373,448
*Investors Bancorp, Inc.	52,505	621,134
Investors Title Co.	347	11,906
Janus Capital Group, Inc.	71,535	873,442
*Jefferies Group, Inc.	89,778	2,292,930
Jefferson Bancshares, Inc.	200	1,052
JMP Group, Inc.	8,500	66,045
#Jones Lang LaSalle, Inc.	19,055	1,086,326
JPMorgan Chase & Co.	650,950	25,347,993
#*KBW, Inc.	15,304	406,474
Kearny Financial Corp.	38,365	372,140
Kentucky First Federal Bancorp	1,549	15,660
KeyCorp	225,559	1,619,514
K-Fed Bancorp	4,754	42,120
*Knight Capital Group, Inc.	46,522	727,604
Lakeland Bancorp, Inc.	11,263	77,489
Lakeland Financial Corp.	7,129	132,243
Landmark Bancorp, Inc.	1,050	15,992
Legacy Bancorp, Inc.	4,612	44,229

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Legg Mason, Inc.	49,410	$1,273,790
#*Leucadia National Corp.	47,949	1,070,701
#Life Partners Holdings, Inc.	2,478	49,263
Lincoln National Corp.	95,050	2,336,329
LNB Bancorp, Inc.	884	3,669
Loews Corp.	75,812	2,711,795
*Louisiana Bancorp, Inc.	2,000	29,300
LSB Corp.	600	6,576
#M&T Bank Corp.	45,894	3,384,682
#*Macatawa Bank Corp.	4,700	8,742
MainSource Financial Group, Inc.	12,698	69,966
#*Markel Corp.	2,900	942,529
*Market Leader, Inc.	3,600	6,948
MarketAxess Holdings, Inc.	15,101	205,827
*Marlin Business Services Corp.	3,560	34,959
Marsh & McLennan Cos., Inc.	32,900	709,324
Marshall & Ilsley Corp.	108,841	752,091
*Maui Land & Pineapple Co., Inc.	1,700	5,287
Max Capital Group, Ltd.	8,452	190,339
MB Financial, Inc.	22,943	465,284
*MBIA, Inc.	166,900	822,817
MBT Financial Corp.	3,341	5,947
*MCG Capital Corp.	32,107	147,371
Meadowbrook Insurance Group, Inc.	26,868	181,359
Medallion Financial Corp.	9,217	74,013
#*Mercantile Bancorp, Inc.	1,350	3,375
Mercantile Bank Corp.	2,651	10,047
Mercer Insurance Group, Inc.	1,626	27,642
Merchants Bancshares, Inc.	1,620	33,696
Mercury General Corp.	25,770	984,929
*Meridian Interstate Bancorp, Inc.	4,743	45,153
MetLife, Inc.	129,549	4,575,671
*Metro Bancorp, Inc.	515	6,623
MetroCorp Bancshares, Inc.	1,365	4,778
#*MF Global Holdings, Ltd.	52,784	345,735
*MGIC Investment Corp.	48,300	292,215
MicroFinancial, Inc.	400	1,264
MidSouth Bancorp, Inc.	1,900	28,690
#*Midwest Banc Holdings, Inc.	3,300	1,254
Montpelier Re Holdings, Ltd.	40,003	675,651
Moody’s Corp.	16,693	460,560
Morgan Stanley	214,939	5,756,066
MSB Financial Corp.	400	3,062
*MSCI, Inc.	7,675	226,873
MutualFirst Financial, Inc.	1,250	8,088
*Nara Bancorp, Inc.	16,500	150,810
*NASDAQ OMX Group, Inc. (The)	48,276	868,485
*National Financial Partners Corp.	17,900	151,255
National Interstate Corp.	9,767	175,806
National Penn Bancshares, Inc.	38,263	229,578
National Western Life Insurance Co. Class A	400	65,000
*Navigators Group, Inc.	12,800	546,176
NBT Bancorp, Inc.	24,899	519,393
Nelnet, Inc. Class A	21,430	357,667
New England Bancshares, Inc.	1,100	6,127
New Hampshire Thrift Bancshares, Inc.	1,472	15,382
New Westfield Financial, Inc.	18,225	148,716
New York Community Bancorp, Inc.	87,850	1,320,386
NewAlliance Bancshares, Inc.	63,752	742,073
*NewBridge Bancorp	528	1,167
*Newport Bancorp, Inc.	1,100	12,600

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*NewStar Financial, Inc.	8,107	$35,265
*North Valley Bancorp	500	930
Northeast Community Bancorp, Inc.	5,046	30,226
Northern Trust Corp.	8,009	404,615
#Northfield Bancorp, Inc.	17,833	236,109
Northrim Bancorp, Inc.	2,000	32,060
*Northwest Bancshares, Inc.	51,943	608,253
NYMAGIC, Inc.	1,300	20,410
NYSE Euronext, Inc.	101,318	2,371,854
*Ocean Shore Holding Co.	1,529	14,296
OceanFirst Financial Corp.	5,793	60,015
#*Ocwen Financial Corp.	44,700	409,452
Ohio Valley Banc Corp.	700	13,496
Old National Bancorp	29,146	350,918
Old Republic International Corp.	106,300	1,125,717
#Old Second Bancorp, Inc.	7,548	44,684
OneBeacon Insurance Group, Ltd.	15,597	202,449
optionsXpress Holdings, Inc.	22,246	319,230
Oriental Financial Group, Inc.	11,100	126,318
Oritani Financial Corp.	13,402	175,700
Osage Bancshares, Inc.	1,100	10,439
#Pacific Capital Bancorp	14,443	17,332
Pacific Continental Corp.	4,300	43,645
*Pacific Mercantile Bancorp	700	2,093
#PacWest Bancorp	15,912	330,174
Pamrapo Bancorp, Inc.	1,900	15,067
#Park National Corp.	6,682	366,174
Parkvale Financial Corp.	1,521	10,647
PartnerRe, Ltd.	25,273	1,885,113
Patriot National Bancorp	78	137
Peapack-Gladstone Financial Corp.	2,940	31,164
Penns Woods Bancorp, Inc.	800	24,616
*Penson Worldwide, Inc.	10,166	85,598
Peoples Bancorp, Inc.	6,533	84,798
People’s United Financial, Inc.	109,625	1,772,636
#*PHH Corp.	21,988	383,471
#*Phoenix Cos., Inc. (The)	87,000	204,450
*PICO Holdings, Inc.	10,194	319,990
#*Pinnacle Financial Partners, Inc.	12,292	185,855
#*Piper Jaffray Cos., Inc.	7,500	364,350
Platinum Underwriters Holdings, Ltd.	14,023	508,474
*PMA Capital Corp.	11,000	66,220
#*PMI Group, Inc. (The)	29,700	63,855
PNC Financial Services Group, Inc.	77,150	4,276,424
Porter Bancorp, Inc.	3,039	42,603
#*Portfolio Recovery Associates, Inc.	8,434	384,422
#Preferred Bank	4,794	7,670
Premier Financial Bancorp, Inc.	1,250	9,200
Presidential Life Corp.	3,782	34,151
*Primus Guaranty, Ltd.	9,942	32,510
Princeton National Bancorp, Inc.	1,151	12,816
Principal Financial Group, Inc.	35,185	811,014
PrivateBancorp, Inc.	18,100	246,160
*ProAssurance Corp.	19,955	1,012,916
*Progressive Corp.	33,600	557,088
Prosperity Bancshares, Inc.	27,842	1,122,589
Protective Life Corp.	40,135	676,275
Providence Community Bancshares, Inc.	100	240
Provident Financial Holdings, Inc.	4,700	16,685
Provident Financial Services, Inc.	36,200	412,680
Provident New York Bancorp	22,203	180,954

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Prudential Bancorp, Inc. of Pennsylvania	1,666	$15,494
Prudential Financial, Inc.	72,963	3,647,420
Pulaski Financial Corp.	2,732	18,523
QC Holdings, Inc.	6,713	41,285
Radian Group, Inc.	33,800	217,334
*Rainier Pacific Financial Group, Inc.	1,250	378
#Raymond James Financial, Inc.	31,561	798,809
Regions Financial Corp.	365,555	2,321,274
Reinsurance Group of America, Inc.	27,741	1,351,542
*Reis, Inc.	1,000	6,420
RenaissanceRe Holdings, Ltd.	19,613	1,062,632
Renasant Corp.	12,689	182,087
Republic Bancorp, Inc. Class A	7,999	132,863
*Republic First Bancorp, Inc.	200	874
Resource America, Inc.	5,431	20,801
Rewards Network, Inc.	1,462	18,860
#*RiskMetrics Group, Inc.	4,200	71,568
*Riverview Bancorp, Inc.	400	960
RLI Corp.	10,184	524,069
Rockville Financial, Inc.	7,345	71,393
*Rodman & Renshaw Capital Group, Inc.	13,984	59,012
Roma Financial Corp.	12,565	147,513
Rome Bancorp, Inc.	2,991	23,958
#*Royal Bancshares of Pennsylvania, Inc. Class A	1,328	3,147
Rurban Financial Corp.	600	3,918
S&T Bancorp, Inc.	18,553	325,049
S.Y. Bancorp, Inc.	6,055	128,305
*Safeguard Scientifics, Inc.	7,621	82,535
Safety Insurance Group, Inc.	8,869	310,415
Salisbury Bancorp, Inc.	300	6,915
Sanders Morris Harris Group, Inc.	764	3,614
Sandy Spring Bancorp, Inc.	8,992	107,814
Savannah Bancorp, Inc. (The)	671	5,100
SCBT Financial Corp.	6,309	189,270
*Seabright Insurance Holdings	12,904	131,363
Seacoast Banking Corp. of Florida	12,832	19,761
SEI Investments Co.	13,929	246,683
Selective Insurance Group, Inc.	30,027	464,518
Shore Bancshares, Inc.	1,418	18,859
*SI Financial Group, Inc.	2,757	14,585
Sierra Bancorp	3,247	33,184
*Signature Bank	19,248	665,596
Simmons First National Corp. Class A	7,240	194,322
*SLM Corp.	40,241	423,738
Smithtown Bancorp, Inc.	6,200	33,542
Somerset Hills Bancorp	930	7,245
South Financial Group, Inc.	24,687	11,482
*Southcoast Financial Corp.	900	2,745
Southern Community Financial Corp.	6,110	13,503
Southside Bancshares, Inc.	7,760	154,424
Southwest Bancorp, Inc.	8,448	63,276
#*St. Joe Co. (The)	31,300	813,800
StanCorp Financial Group, Inc.	25,050	1,076,649
State Auto Financial Corp.	16,312	256,262
State Bancorp, Inc.	7,347	54,000
State Street Corp.	47,700	2,045,376
StellarOne Corp.	11,478	120,060
Sterling Bancorp	13,638	101,603
Sterling Bancshares, Inc.	37,100	189,581
#*Sterling Financial Corp.	8,000	6,016
Stewart Information Services Corp.	8,800	90,288

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Stifel Financial Corp.	11,800	$617,140
*Stratus Properties, Inc.	271	2,724
Student Loan Corp.	4,997	226,364
Suffolk Bancorp	4,663	125,714
*Sun Bancorp, Inc.	10,552	40,203
SunTrust Banks, Inc.	79,405	1,931,924
#*Superior Bancorp	75	251
Susquehanna Bancshares, Inc.	53,600	420,760
#*SVB Financial Group	16,650	722,444
SWS Group, Inc.	14,900	178,800
#Synovus Financial Corp.	169,358	467,428
T. Rowe Price Group, Inc.	10,500	521,010
#*Taylor Capital Group, Inc.	4,579	41,715
TCF Financial Corp.	54,900	803,736
*TD Ameritrade Holding Corp.	39,238	696,867
Teche Holding Co.	600	18,702
*Tejon Ranch Co.	7,700	235,697
*Tennessee Commerce Bancorp, Inc.	200	1,388
•Teton Advisors, Inc.	29	392
*Texas Capital Bancshares, Inc.	17,916	301,885
TF Financial Corp.	800	15,360
TFS Financial Corp.	47,737	613,898
*Thomas Properties Group, Inc.	8,101	21,468
*Thomas Weisel Partners Group, Inc.	8,649	36,931
#*TIB Financial Corp.	1,036	901
#*TierOne Corp.	2,400	2,388
Tompkins Financial Corp.	4,305	168,756
*Torchmark Corp.	24,632	1,105,977
Tower Bancorp, Inc.	213	5,351
Tower Group, Inc.	15,271	337,489
#TowneBank	7,654	81,821
*TradeStation Group, Inc.	18,780	132,775
Transatlantic Holdings, Inc.	25,357	1,259,989
Travelers Cos., Inc. (The)	100,570	5,095,882
*Tree.com, Inc.	4,376	31,989
TriCo Bancshares	6,686	115,400
TrustCo Bank Corp.	35,100	210,600
Trustmark Corp.	28,504	649,891
U.S. Bancorp	83,793	2,101,528
UMB Financial Corp.	15,852	626,313
Umpqua Holdings Corp.	39,703	490,729
Union Bankshares Corp.	6,862	88,177
*United America Indemnity, Ltd.	14,656	103,911
United Bancshares, Inc.	500	4,515
#United Bankshares, Inc.	19,740	491,526
*United Community Banks, Inc.	18,716	84,035
*United Community Financial Corp.	4,785	8,613
United Financial Bancorp, Inc.	10,899	143,213
United Fire & Casualty Co.	17,401	292,685
*United PanAm Financial Corp.	1,900	5,415
#*United Security Bancshares	1,679	8,477
United Western Bancorp, Inc.	3,247	10,813
Unitrin, Inc.	34,020	738,234
*Unity Bancorp, Inc.	2,239	8,956
Universal Insurance Holdings, Inc.	17,100	101,061
Univest Corp. of Pennsylvania	4,896	86,072
Unum Group	123,777	2,422,316
Validus Holdings, Ltd.	53,338	1,413,457
#Valley National Bancorp	39,064	537,130
ViewPoint Financial Group	9,312	137,352
*Virginia Commerce Bancorp, Inc.	6,613	38,422

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
VIST Financial Corp.	400	$2,560
W. R. Berkley Corp.	48,220	1,173,193
Waddell & Reed Financial, Inc.	9,057	283,756
Wainwright Bank & Trust Co.	95	856
Walter Investment Management Corp.	465	6,315
Washington Banking Co.	5,783	68,239
Washington Federal, Inc.	56,944	1,062,006
Washington Trust Bancorp, Inc.	8,297	141,796
*Waterstone Financial, Inc.	7,377	16,229
Webster Financial Corp.	31,934	494,019
Wells Fargo & Co.	547,270	15,558,886
WesBanco, Inc.	14,175	205,679
Wesco Financial Corp.	1,730	610,690
West Bancorporation	8,010	40,851
West Coast Bancorp	8,308	21,684
#Westamerica Bancorporation	4,700	261,226
#*Western Alliance Bancorp	30,467	156,296
Westwood Holdings Group, Inc.	1,587	57,370
White Mountains Insurance Group, Ltd.	4,371	1,400,774
Whitney Holding Corp.	36,718	456,038
Wilber Corp.	1,350	9,274
*Willis Group Holdings P.L.C.	1,797	47,135
#Wilmington Trust Corp.	39,186	514,120
Wilshire Bancorp, Inc.	13,700	126,177
#Wintrust Financial Corp.	12,800	444,672
#*World Acceptance Corp.	10,120	408,747
WSB Holdings, Inc.	400	1,000
WVS Financial Corp.	757	10,958
Yadkin Valley Financial Corp.	5,876	23,915
Zenith National Insurance Corp.	22,700	633,330
#Zions Bancorporation	67,331	1,277,269
*ZipRealty, Inc.	6,946	28,895

Total Financials		308,656,376

Health Care — (9.7%)
*A.D.A.M., Inc.	1,602	6,264
*Abaxis, Inc.	8,269	199,118
Abbott Laboratories	51,558	2,729,481
#*ABIOMED, Inc.	17,200	136,224
*Abraxis Bioscience, Inc.	4,645	189,748
*Acadia Pharmaceuticals, Inc.	1,770	2,212
*Accelrys, Inc.	11,679	66,454
*Accuray, Inc.	29,200	173,448
*Acorda Therapeutics, Inc.	6,500	181,870
*Adolor Corp.	11,225	17,623
Aetna, Inc.	79,467	2,381,626
*Affymax, Inc.	5,101	107,121
#*Affymetrix, Inc.	31,784	167,820
*Air Methods Corp.	6,675	204,055
#*Akorn, Inc.	6,306	10,027
*Albany Molecular Research, Inc.	3,890	36,916
*Alexion Pharmaceuticals, Inc.	6,000	278,220
*Alexza Pharmaceuticals, Inc.	12,511	32,529
#*Align Technology, Inc.	26,022	487,912
#*Alkermes, Inc.	26,660	291,660
Allergan, Inc.	12,419	714,092
*Alliance HealthCare Services, Inc.	16,854	84,776
*Allied Healthcare International, Inc.	17,337	46,290
*Allied Healthcare Products, Inc.	500	2,500
#*Allos Therapeutics, Inc.	17,591	127,711
#*Allscripts-Misys Healthcare Solutions, Inc.	24,473	402,826

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Almost Family, Inc.	4,100	$149,076
*Alnylam Pharmaceuticals, Inc.	8,515	143,903
*Alphatec Holdings, Inc.	23,370	103,295
#*AMAG Pharmaceuticals, Inc.	7,400	325,452
#*Amedisys, Inc.	6,286	345,416
America Services Group, Inc.	4,198	64,565
*American Caresource Holding, Inc.	1,300	3,029
*American Dental Partners, Inc.	6,760	85,514
#*American Medical Systems Holdings, Inc.	32,682	627,494
#*AMERIGROUP Corp.	21,700	552,265
AmerisourceBergen Corp.	76,200	2,077,212
*Amgen, Inc.	54,108	3,164,236
*AMICAS, Inc.	8,943	48,024
*Amicus Therapeutics, Inc.	700	2,639
*AMN Healthcare Services, Inc.	19,300	167,910
*Amsurg Corp.	14,385	303,667
#*Amylin Pharmaceuticals, Inc.	23,912	429,938
*Anadys Pharmaceuticals, Inc.	8,100	16,362
Analogic Corp.	5,700	228,000
*AngioDynamics, Inc.	15,000	240,750
*Anika Therapeutics, Inc.	4,216	26,434
*Animal Health International, Inc.	2,100	3,969
*Antigenics, Inc.	5,192	3,904
*ARCA Biopharma, Inc.	300	879
*Ardea Biosciences, Inc.	1,899	27,801
#*Arena Pharmaceuticals, Inc.	39,558	123,421
*Ariad Pharmaceuticals, Inc.	31,700	70,057
#*Arqule, Inc.	7,709	24,900
*Array BioPharma, Inc.	8,309	19,858
*ArthroCare Corp.	3,900	103,935
*ARYx Therapeutics, Inc.	3,651	9,639
*Assisted Living Concepts, Inc.	6,100	157,563
*athenahealth, Inc.	1,517	59,679
*AtriCure, Inc.	3,000	17,340
Atrion Corp.	614	86,678
#*ATS Medical, Inc.	35,121	91,666
*Auxilium Pharmaceuticals, Inc.	7,200	202,752
Bard (C.R.), Inc.	3,300	273,537
Baxter International, Inc.	21,018	1,210,427
Beckman Coulter, Inc.	15,600	1,019,772
Becton Dickinson & Co.	10,400	783,848
*BioClinica, Inc.	3,676	16,174
#*BioCryst Pharmaceuticals, Inc.	9,350	63,954
*Biodel, Inc.	8,200	32,882
*BioForm Medical, Inc.	21,260	116,080
*Biogen Idec, Inc.	13,500	725,490
*BioLase Technology, Inc.	2,000	3,720
#*BioMarin Pharmaceutical, Inc.	15,651	304,099
*BioMimetic Therapeutics, Inc.	10,179	120,311
*Bio-Rad Laboratories, Inc.	8,700	810,666
*Bio-Rad Laboratories, Inc. Class B	200	18,696
*Bio-Reference Laboratories, Inc.	5,500	207,900
*BioSante Pharmaceuticals, Inc.	5,797	8,869
*BioScrip, Inc.	17,921	130,286
*BioSpecifics Technologies Corp.	1,000	27,000
*BioSphere Medical, Inc.	1,904	4,817
*BMP Sunstone Corp.	12,981	69,838
*Boston Scientific Corp.	237,131	2,046,441
*Bovie Medical Corp.	3,860	26,248
Bristol-Myers Squibb Co.	90,844	2,212,960
*Brookdale Senior Living, Inc.	53,474	975,900

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Bruker BioSciences Corp.	16,693	$204,823
*BSD Medical Corp.	1,500	2,505
#*Cadence Pharmaceuticals, Inc.	8,942	89,062
*Caliper Life Sciences, Inc.	17,845	52,286
*Cambrex Corp.	12,100	65,098
*Cantel Medical Corp.	9,552	184,163
*Capital Senior Living Corp.	11,138	56,136
*Caraco Pharmaceutical Laboratories, Ltd.	11,403	58,383
*Cardiac Science Corp.	14,654	38,100
#*Cardica, Inc.	2,900	4,466
Cardinal Health, Inc.	26,300	869,741
*CareFusion Corp.	13,150	338,612
*Catalyst Health Solutions, Inc.	15,200	597,816
*Celera Corp.	42,028	282,848
*Celgene Corp.	16,494	936,529
*Celldex Therapeutics, Inc.	1,948	8,688
*Centene Corp.	21,400	411,950
*Cephalon, Inc.	6,400	408,576
#*Cepheid, Inc.	10,300	151,307
#*Cerner Corp.	9,100	688,415
*Charles River Laboratories International, Inc.	35,700	1,297,338
Chemed Corp.	10,313	479,554
Cigna Corp.	58,302	1,968,859
#*Clinical Data, Inc.	4,700	72,239
*CombiMatrix Corp.	2,103	14,721
*Community Health Systems, Inc.	59,557	1,942,749
Computer Programs & Systems, Inc.	2,600	97,838
#*Conceptus, Inc.	5,937	115,237
*Conmed Corp.	14,295	307,485
*Continucare Corp.	27,880	134,939
Cooper Cos., Inc.	17,376	613,720
*Corvel Corp.	5,949	179,422
#*Covance, Inc.	5,000	290,550
*Coventry Health Care, Inc.	46,714	1,068,816
Covidien P.L.C.	11,531	583,007
*CPEX Pharmaceuticals, Inc.	320	5,043
*Cross Country Healthcare, Inc.	3,932	35,624
*CryoLife, Inc.	13,400	84,286
*Cubist Pharmaceuticals, Inc.	20,700	424,143
*Cutera, Inc.	6,498	57,377
#*Cyberonics, Inc.	6,455	120,967
*Cynosure, Inc.	2,900	29,406
*Cypress Bioscience, Inc.	20,329	104,694
*Cytokinetics, Inc.	27,363	82,636
#*Cytori Therapeutics, Inc.	12,860	86,676
*DaVita, Inc.	8,400	501,984
Daxor Corp.	1,894	21,611
*Dendreon Corp.	23,130	640,701
#DENTSPLY International, Inc.	900	30,177
*DepoMed, Inc.	11,137	31,740
#*Dexcom, Inc.	15,100	136,806
*Dialysis Corp. of America	2,825	19,747
*Digirad Corp.	2,255	4,465
*Dionex Corp.	4,100	286,385
*Discovery Laboratories, Inc.	1,100	762
*Durect Corp.	14,309	31,051
*Dyax Corp.	26,815	90,367
*Dynacq Healthcare, Inc.	2,399	7,317
*Eclipsys Corp.	26,100	435,348
*Edwards Lifesciences Corp.	5,300	474,986
Eli Lilly & Co.	39,435	1,388,112

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Emergency Medical Services Corp. Class A	2,650	$139,152
*Emergent BioSolutions, Inc.	14,000	200,480
#*Emeritus Corp.	17,831	324,524
*Endo Pharmaceuticals Holdings, Inc.	50,524	1,016,038
•#*Endo Pharmaceuticals Solutions	22,212	21,990
*Endologix, Inc.	6,910	31,648
Ensign Group, Inc.	4,800	82,032
*Enzo Biochem, Inc.	15,400	72,996
#*Enzon Pharmaceuticals, Inc.	11,149	111,156
*eResearch Technology, Inc.	20,666	127,096
#*ev3, Inc.	49,600	723,168
*Exactech, Inc.	6,086	98,289
*Exelixis, Inc.	34,086	225,990
*Express Scripts, Inc.	9,700	813,442
*Facet Biotech Corp.	9,010	141,908
*Five Star Quality Care, Inc.	11,720	37,035
*Forest Laboratories, Inc.	38,332	1,136,160
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	4,342
#*Genomic Health, Inc.	6,798	112,371
*Genoptix, Inc.	4,800	156,288
#*Gen-Probe, Inc.	11,000	472,230
*Gentiva Health Services, Inc.	22,000	561,880
*Genzyme Corp.	18,250	990,245
*Geron Corp.	35,527	192,201
*Gilead Sciences, Inc.	32,650	1,576,016
#*Greatbatch, Inc.	11,780	231,477
#*GTx, Inc.	8,320	34,029
*Haemonetics Corp.	7,900	447,219
#*Halozyme Therapeutics, Inc.	19,419	105,251
*Hanger Orthopedic Group, Inc.	15,915	258,778
*Hansen Medical, Inc.	13,365	32,477
*Harvard Bioscience, Inc.	12,500	43,125
*Health Fitness Corp.	3,200	28,032
*Health Grades, Inc.	2,500	10,850
*Health Management Associates, Inc.	53,900	357,896
*Health Net, Inc.	56,925	1,381,000
*HealthSouth Corp.	27,299	491,655
*HealthSpring, Inc.	32,224	560,375
*HealthStream, Inc.	7,951	31,406
*HealthTronics, Inc.	14,276	40,116
*Healthways, Inc.	15,600	266,136
*Helicos BioSciences Corp.	11,100	11,100
*Henry Schein, Inc.	22,313	1,206,018
Hill-Rom Holdings, Inc.	34,639	809,513
*Hi-Tech Pharmacal Co., Inc.	5,700	122,778
#*HMS Holdings Corp.	9,520	429,257
*Hologic, Inc.	84,363	1,271,350
*Home Diagnostics, Inc.	9,322	57,051
*Hospira, Inc.	18,500	936,840
*Human Genome Sciences, Inc.	27,180	719,455
*Humana, Inc.	42,054	2,044,665
*ICU Medical, Inc.	6,751	234,800
*Idenix Pharmaceuticals, Inc.	17,400	48,720
*Idera Pharmaceuticals, Inc.	2,276	10,902
#*IDEXX Laboratories, Inc.	8,700	456,663
#*Illumina, Inc.	8,304	304,674
*Immucor, Inc.	22,156	410,994
#*ImmunoGen, Inc.	10,412	72,780
#*Immunomedics, Inc.	7,638	25,587
*Impax Laboratories, Inc.	20,950	278,635
IMS Health, Inc.	20,718	448,338

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Incyte Corp.	36,000	$384,480
*Infinity Pharmaceuticals, Inc.	9,030	55,173
*Inspire Pharmaceuticals, Inc.	19,067	105,059
#*Insulet Corp.	8,700	118,581
*Integra LifeSciences Holdings Corp.	13,200	506,880
*IntegraMed America, Inc.	3,319	26,917
*InterMune, Inc.	14,360	224,160
*Intuitive Surgical, Inc.	2,000	656,120
Invacare Corp.	14,900	373,096
*InVentiv Health, Inc.	15,757	242,185
*Inverness Medical Innovations, Inc.	37,300	1,505,801
*IPC The Hospitalist Co.	4,100	139,359
*IRIS International, Inc.	8,500	87,975
#*Isis Pharmaceuticals, Inc.	11,700	130,572
*ISTA Pharmaceuticals, Inc.	11,070	40,295
*Jazz Pharmaceuticals, Inc.	10,300	96,820
Johnson & Johnson	124,254	7,810,606
*Kendle International, Inc.	7,100	143,704
*Kensey Nash Corp.	5,730	138,781
Kewaunee Scientific Corp.	674	9,756
*Kindred Healthcare, Inc.	3,300	55,803
*Kinetic Concepts, Inc.	28,709	1,185,395
#*King Pharmaceuticals, Inc.	167,500	2,011,675
*K-V Pharmaceutical Co.	15,700	54,165
*K-V Pharmaceutical Co. Class B	900	3,474
#*Laboratory Corp. of America Holdings	5,000	355,500
Landauer, Inc.	2,200	130,108
*Lannet Co., Inc.	10,450	61,132
*LCA-Vision, Inc.	8,569	49,872
*LeMaitre Vascular, Inc.	3,200	14,880
*Lexicon Pharmaceuticals, Inc.	8,924	15,885
*LHC Group, Inc.	6,750	207,832
*Life Technologies Corp.	40,882	2,032,244
#*LifePoint Hospitals, Inc.	28,700	860,426
*Ligand Pharmaceuticals, Inc. Class B	34,678	61,380
#*Lincare Holdings, Inc.	25,604	942,739
#*Luminex Corp.	10,200	138,006
#*Magellan Health Services, Inc.	21,872	863,507
*MAKO Surgical Corp.	5,847	67,124
#*Mannkind Corp.	33,701	341,054
*MAP Pharmaceuticals, Inc.	3,200	48,032
*Martek Biosciences Corp.	16,096	346,708
*Masimo Corp.	8,700	241,512
*Matrixx Initiatives, Inc.	4,380	20,630
*Maxygen, Inc.	19,082	106,668
McKesson Corp.	18,900	1,111,698
#*MedAssets, Inc.	21,900	443,256
*MedCath Corp.	6,900	46,851
*Medco Health Solutions, Inc.	19,238	1,182,752
*Medical Action Industries, Inc.	9,950	135,022
*Medicines Co. (The)	24,200	200,618
*MediciNova, Inc. (58468P206)	361	2,583
*MediciNova, Inc. (58468PAA5)	220	232
Medicis Pharmaceutical Corp. Class A	24,407	564,046
*Medivation, Inc.	7,091	236,059
*Mednax, Inc.	17,730	1,008,128
MedQuist, Inc.	12,244	83,627
*MEDTOX Scientific, Inc.	4,994	41,550
Medtronic, Inc.	48,100	2,063,009
Merck & Co., Inc.	125,589	4,794,988
*Merge Healthcare, Inc.	7,000	18,200

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Meridian Bioscience, Inc.	7,070	$141,683
*Merit Medical Systems, Inc.	12,648	225,514
*Metabolix, Inc.	10,200	101,694
*Metropolitan Health Networks, Inc.	15,870	35,708
#*Mettler Toledo International, Inc.	2,300	224,181
*Micromet, Inc.	11,797	91,663
*Micrus Endovascular Corp.	2,746	46,078
*Millipore Corp.	1,500	103,455
#*Molecular Insight Pharmaceuticals, Inc.	5,845	8,183
*Molina Healthcare, Inc.	15,200	338,200
*Momenta Pharmaceuticals, Inc.	9,400	137,146
*MWI Veterinary Supply, Inc.	6,600	249,084
#*Mylan, Inc.	53,821	981,157
*Myriad Genetics, Inc.	7,300	171,550
*Myriad Pharmaceuticals, Inc.	1,825	8,523
*Nabi Biopharmaceuticals	26,865	130,564
*Nanosphere, Inc.	12,820	70,382
National Healthcare Corp.	5,700	209,304
National Research Corp.	901	18,119
*Natus Medical, Inc.	14,343	194,635
*Nektar Therapeutics	31,040	354,477
#*Neogen Corp.	9,826	208,802
*Neurocrine Biosciences, Inc.	12,479	29,326
*NeurogesX, Inc.	2,500	17,650
*Neurometrix, Inc.	4,200	9,030
*Nighthawk Radiology Holdings, Inc.	10,300	40,891
*NMT Medical, Inc.	2,000	4,440
*NovaMed, Inc.	12,912	53,327
#*Novavax, Inc.	12,400	26,908
*NPS Pharmaceuticals, Inc.	15,107	51,666
#*NuVasive, Inc.	5,480	151,248
*NxStage Medical, Inc.	20,208	163,887
*Obagi Medical Products, Inc.	9,625	103,180
*Odyssey Healthcare, Inc.	17,550	257,634
Omnicare, Inc.	47,300	1,182,500
*Omnicell, Inc.	16,034	192,087
*OncoGenex Pharmaceutical, Inc.	900	12,753
*Oncothyreon, Inc.	4,300	21,027
*Onyx Pharmaceuticals, Inc.	14,182	407,874
#*Optimer Pharmaceuticals, Inc.	5,191	63,953
*OraSure Technologies, Inc.	20,080	102,810
*Orchid Cellmark, Inc.	1,677	2,734
*Orexigen Therapeutics, Inc.	15,000	95,400
*Orthovita, Inc.	16,559	60,275
#*OSI Pharmaceuticals, Inc.	10,700	366,154
*Osiris Therapeutics, Inc.	11,735	93,763
*Osteotech, Inc.	5,300	17,914
*OTIX Global, Inc.	1,311	1,114
Owens & Minor, Inc.	18,564	744,231
*Pain Therapeutics, Inc.	21,575	114,132
*Palomar Medical Technologies, Inc.	10,711	98,541
*Par Pharmaceutical Cos., Inc.	16,500	434,280
*Parexel International Corp.	26,000	502,840
#*Patterson Cos., Inc.	14,698	419,775
*PDI, Inc.	4,063	20,234
#PDL BioPharma, Inc.	35,550	227,520
PerkinElmer, Inc.	58,560	1,179,398
Perrigo Co.	8,500	376,380
Pfizer, Inc.	810,516	15,124,229
Pharmaceutical Products Development Service, Inc.	12,588	294,056
*Pharmasset, Inc.	1,300	27,170

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*PharmAthene, Inc.	2,300	$4,577
*PharMerica Corp.	16,573	269,808
*Phase Forward, Inc.	17,963	262,619
#*Poniard Pharmaceuticals, Inc.	6,287	10,059
*Pozen, Inc.	6,300	37,044
*Progenics Pharmaceuticals, Inc.	8,800	39,600
*Prospect Medical Holdings, Inc.	714	4,220
*Providence Service Corp.	5,600	71,904
#*PSS World Medical, Inc.	22,911	470,134
#*Psychiatric Solutions, Inc.	24,400	538,020
*QuadraMed Corp.	1,446	12,132
#Quality Systems, Inc.	4,600	237,084
Quest Diagnostics, Inc.	17,800	990,926
*Questcor Pharmaceuticals, Inc.	23,700	107,361
#*Quidel Corp.	11,500	152,720
*Quigley Corp.	4,505	9,010
*RadNet, Inc.	6,800	14,960
*Regeneration Technologies, Inc.	20,000	63,200
*Regeneron Pharmaceuticals, Inc.	13,800	367,908
*RehabCare Group, Inc.	11,009	319,922
*Repligen Corp.	14,900	51,405
*Res-Care, Inc.	16,255	146,458
#*ResMed, Inc.	9,200	470,488
*Rigel Pharmaceuticals, Inc.	6,400	52,544
*Rochester Medical Corp.	5,200	62,920
*Rockwell Medical Technologies, Inc.	4,331	30,490
*Salix Pharmaceuticals, Ltd.	23,184	678,364
#*Sangamo BioSciences, Inc.	7,748	42,614
*Santarus, Inc.	7,900	37,367
*Savient Pharmaceuticals, Inc.	11,600	148,828
*SciClone Pharmaceuticals, Inc.	15,872	41,902
*Seattle Genetics, Inc.	19,300	199,176
*SenoRx, Inc.	4,400	32,780
#*Sequenom, Inc.	18,500	74,185
*Sirona Dental Systems, Inc.	22,200	714,174
*Skilled Healthcare Group, Inc.	6,340	41,464
*Solta Medical, Inc.	2,419	4,354
*Somanetics Corp.	6,524	103,405
*SonoSite, Inc.	7,686	209,290
Span-American Medical System, Inc.	1,222	20,407
*Spectranetics Corp.	14,500	99,905
#*Spectrum Pharmaceuticals, Inc.	20,600	90,640
*St. Jude Medical, Inc.	15,949	601,756
*Staar Surgical Co.	10,301	35,332
*Stereotaxis, Inc.	19,900	80,794
#Steris Corp.	19,150	499,432
*Strategic Diagnostics, Inc.	2,400	3,528
Stryker Corp.	17,900	929,368
*Sucampo Pharmaceuticals, Inc.	4,400	15,840
*Sun Healthcare Group, Inc.	23,900	208,886
*SunLink Health Systems, Inc.	100	178
*Sunrise Senior Living, Inc.	20,500	60,885
*SuperGen, Inc.	25,100	68,021
#*SurModics, Inc.	8,251	165,020
*Symmetry Medical, Inc.	15,113	134,808
*Synovis Life Technologies, Inc.	5,293	67,380
*Synta Pharmaceuticals Corp.	12,130	50,703
*Targacept, Inc.	8,718	182,642
Techne Corp.	4,502	295,421
Teleflex, Inc.	23,700	1,354,692
*Tenet Healthcare Corp.	75,000	415,500

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	$284,564
*Theragenics Corp.	47	63
#*Theravance, Inc.	16,000	175,520
*Thermo Fisher Scientific, Inc.	74,214	3,424,976
#*Thoratec Corp.	11,200	317,520
*Tomotherapy, Inc.	18,600	75,330
*TranS1, Inc.	6,500	21,060
*Transcend Services, Inc.	935	17,541
*Transcept Pharmaceuticals, Inc.	1,640	12,612
*Trimeris, Inc.	5,605	12,892
#*Triple-S Management Corp.	8,700	144,333
*Trubion Pharmaceuticals, Inc.	3,700	14,097
*U.S. Physical Therapy, Inc.	5,900	92,394
#*United Therapeutics Corp.	12,345	735,392
UnitedHealth Group, Inc.	200,614	6,620,262
*Universal American Corp.	36,682	490,072
Universal Health Services, Inc.	41,938	1,222,912
Utah Medical Products, Inc.	1,169	32,802
*Valeant Pharmaceuticals International	13,000	435,110
*Vanda Pharmaceuticals, Inc.	4,800	48,048
#*Varian Medical Systems, Inc.	7,400	372,146
#*Varian, Inc.	13,537	697,968
*Vascular Solutions, Inc.	6,249	50,554
#*VCA Antech, Inc.	11,226	285,028
#*Vertex Pharmaceuticals, Inc.	13,281	509,990
*Vical, Inc.	25,367	71,535
*Viropharma, Inc.	38,967	384,994
*Virtual Radiologic Corp.	6,697	70,854
*Vital Images, Inc.	7,596	108,015
#*Vivus, Inc.	29,344	247,957
#*Volcano Corp.	18,493	366,346
*Warner Chilcott P.L.C.	10,620	290,245
#*Waters Corp.	7,000	398,860
*Watson Pharmaceuticals, Inc.	31,394	1,204,588
*WellCare Health Plans, Inc.	20,300	632,954
*WellPoint, Inc.	83,721	5,334,702
West Pharmaceutical Services, Inc.	15,362	558,101
#*Wright Medical Group, Inc.	19,200	343,296
*XenoPort, Inc.	4,600	85,008
Young Innovations, Inc.	3,489	80,212
*Zimmer Holdings, Inc.	26,580	1,496,986
*Zoll Medical Corp.	10,150	282,576
*Zymogenetics, Inc.	24,200	137,214

Total Health Care		176,515,974

Industrials — (12.1%)
*3D Systems Corp.	9,353	98,206
3M Co.	24,810	1,996,957
A.O. Smith Corp.	12,000	510,960
*A.T. Cross Co.	500	2,250
AAON, Inc.	8,000	164,720
*AAR Corp.	20,900	484,253
ABM Industries, Inc.	23,662	459,516
*Acacia Technologies Group	11,041	99,038
*ACCO Brands Corp.	18,400	141,680
Aceto Corp.	12,928	68,260
Actuant Corp.	35,500	595,335
Acuity Brands, Inc.	16,600	593,948
Administaff, Inc.	9,900	226,116
*Advisory Board Co. (The)	5,450	175,980
*Aecom Technology Corp.	8,600	231,942

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*AeroVironment, Inc.	8,000	$272,560
#*AGCO Corp.	44,182	1,365,666
*Air Transport Services Group, Inc.	28,427	65,666
Aircastle, Ltd.	35,700	339,507
#*AirTran Holdings, Inc.	71,500	344,630
Alamo Group, Inc.	5,277	94,722
*Alaska Air Group, Inc.	19,613	614,671
Albany International Corp.	12,500	248,625
Alexander & Baldwin, Inc.	18,929	604,782
#*Allegiant Travel Co.	6,596	337,715
#*Alliant Techsystems, Inc.	3,300	260,601
*Allied Defense Group, Inc.	2,821	20,339
*Altra Holdings, Inc.	12,018	132,438
*Amerco, Inc.	8,537	322,613
#*American Commercial Lines, Inc.	5,625	86,287
American Ecology Corp.	7,848	124,391
American Railcar Industries, Inc.	8,800	87,208
*American Reprographics Co.	17,700	124,431
American Science & Engineering, Inc.	3,398	263,821
#*American Superconductor Corp.	3,700	140,674
American Woodmark Corp.	8,341	168,155
Ameron International Corp.	4,210	290,616
Ametek, Inc.	4,160	151,590
Ampco-Pittsburgh Corp.	4,400	112,332
#*AMR Corp.	61,270	423,988
*AMREP Corp.	3,060	41,922
*APAC Customer Services, Inc.	6,000	31,080
Apogee Enterprises, Inc.	12,950	178,192
Applied Industrial Technologies, Inc.	25,700	560,260
Applied Signal Technologies, Inc.	6,800	120,972
*Argan, Inc.	5,392	76,566
*Argon ST, Inc.	11,788	298,944
Arkansas Best Corp.	16,400	369,656
#*Armstrong World Industries, Inc.	34,300	1,249,549
#*Astec Industries, Inc.	10,400	258,856
*Astronics Corp.	2,700	21,870
*ATC Technology Corp.	9,931	217,191
*Atlas Air Worldwide Holdings, Inc.	10,000	366,700
Avery Dennison Corp.	19,935	648,087
#*Avis Budget Group, Inc.	46,600	504,212
*AZZ, Inc.	5,033	151,393
B.F. Goodrich Co.	28,500	1,764,435
Badger Meter, Inc.	4,100	154,939
*Baker (Michael) Corp.	3,793	147,965
#Baldor Electric Co.	21,667	534,742
*Baldwin Technology Co., Inc. Class A	750	945
Barnes Group, Inc.	24,900	399,396
Barrett Business Services, Inc.	4,910	62,897
*BE Aerospace, Inc.	47,836	1,072,961
*Beacon Roofing Supply, Inc.	22,540	378,672
Belden, Inc.	21,900	499,977
*Blount International, Inc.	14,484	161,352
*BlueLinx Holdings, Inc.	10,600	30,104
Boeing Co.	23,800	1,442,280
Bowne & Co., Inc.	16,957	111,407
Brady Co. Class A	22,800	644,328
*Breeze-Eastern Corp.	2,100	13,755
Briggs & Stratton Corp.	25,500	421,515
Brink’s Co. (The)	21,400	500,332
*Broadwind Energy, Inc.	11,600	66,004
*BTU International, Inc.	1,200	6,420

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Bucyrus International, Inc.	21,259	$1,113,546
#*Builders FirstSource, Inc.	14,991	50,220
*C&D Technologies, Inc.	7,000	10,360
C.H. Robinson Worldwide, Inc.	7,700	436,051
*CAI International, Inc.	9,300	73,842
Carlisle Cos., Inc.	35,529	1,190,932
Cascade Corp.	6,677	193,299
*Casella Waste Systems, Inc.	13,436	58,447
Caterpillar, Inc.	31,000	1,619,440
#*CBIZ, Inc.	34,751	251,945
CDI Corp.	8,300	106,987
*CECO Environmental Corp.	1,100	4,037
*Celadon Group, Inc.	12,200	119,804
#*Cenveo, Inc.	19,600	141,512
*Ceradyne, Inc.	16,800	328,272
*Champion Industries, Inc.	1,100	1,694
*Chart Industries, Inc.	11,761	189,705
Chase Corp.	3,920	47,628
Cintas Corp.	37,900	951,669
CIRCOR International, Inc.	7,900	223,175
CLAROC, Inc.	19,645	636,105
#*Clean Harbors, Inc.	5,853	335,143
#*Coleman Cable, Inc.	5,021	22,042
#*Colfax Corp.	19,589	220,768
*Columbus McKinnon Corp.	8,200	111,356
Comfort Systems USA, Inc.	17,900	209,967
*Command Security Corp.	900	2,187
*Commercial Vehicle Group, Inc.	6,700	32,093
*COMSYS IT Partners, Inc.	8,250	104,280
*Consolidated Graphics, Inc.	4,900	165,375
#*Continental Airlines, Inc.	54,300	998,577
Con-way, Inc.	24,840	710,921
Cooper Industries P.L.C.	42,648	1,829,599
*Copart, Inc.	18,400	621,184
*Cornell Cos., Inc.	6,800	142,800
Corporate Executive Board Co.	6,842	158,324
*Corrections Corp. of America	54,700	1,023,437
#*CoStar Group, Inc.	9,400	379,572
Courier Corp.	8,171	114,231
#*Covanta Holding Corp.	74,042	1,295,735
*Covenant Transportation Group, Inc.	606	2,182
*CPI Aerostructures, Inc.	2,087	12,835
*CRA International, Inc.	6,409	166,314
Crane Co.	22,879	698,267
CSX Corp.	62,046	2,659,292
Cubic Corp.	14,117	551,269
Cummins, Inc.	12,936	584,190
Curtiss-Wright Corp.	21,500	657,040
Danaher Corp.	21,900	1,562,565
Deere & Co.	5,800	289,710
*Delta Air Lines, Inc.	170,200	2,081,546
Deluxe Corp.	8,929	166,169
Diamond Management & Technology Consultants, Inc.	11,817	87,446
#*Document Security Systems, Inc.	200	680
*Dollar Thrifty Automotive Group, Inc.	13,100	319,116
Donaldson Co., Inc.	5,600	214,144
Dover Corp.	44,300	1,899,584
Ducommun, Inc.	4,000	71,920
Dun & Bradstreet Corp. (The)	3,156	249,229
*DXP Enterprises, Inc.	4,800	62,832
*Dycom Industries, Inc.	17,900	146,243

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Dynamex, Inc.	5,395	$85,888
Dynamic Materials Corp.	5,427	89,057
*DynCorp International, Inc. Class A	26,851	322,481
#*Eagle Bulk Shipping, Inc.	26,300	131,500
Eastern Co.	1,327	15,725
Eaton Corp.	27,110	1,660,216
Ecology & Environment, Inc. Class A	903	13,635
*EMCOR Group, Inc.	31,075	747,664
Emerson Electric Co.	32,900	1,366,666
#Empire Resources, Inc.	1,400	2,016
Encore Wire Corp.	15,183	303,812
#*Ener1, Inc.	32,224	130,185
#*Energy Conversion Devices, Inc.	10,252	93,396
#*Energy Recovery, Inc.	4,000	24,440
EnergySolutions, Inc.	40,213	335,779
#*EnerNOC, Inc.	7,318	227,883
*EnerSys, Inc.	22,360	435,796
Ennis, Inc.	14,384	215,760
#*EnPro Industries, Inc.	11,094	270,139
Equifax, Inc.	32,900	1,052,800
ESCO Technologies, Inc.	10,775	352,235
Espey Manufacturing & Electronics Corp.	1,611	31,882
*Esterline Technologies Corp.	17,600	664,576
#*Evergreen Solar, Inc.	33,908	48,828
Expeditors International of Washington, Inc.	12,783	435,900
*Exponent, Inc.	6,300	169,533
*ExpressJet Holdings, Inc.	3,400	11,900
#Fastenal Co.	9,742	404,098
Federal Signal Corp.	20,700	134,343
FedEx Corp.	55,500	4,348,425
#*First Solar, Inc.	3,000	339,900
*Flanders Corp.	11,193	39,064
*Flow International Corp.	19,200	65,472
Flowserve Corp.	11,300	1,018,921
Fluor Corp.	8,050	364,987
Forward Air Corp.	10,965	259,103
*Foster Wheeler AG	100	2,798
*Franklin Covey Co.	10,869	56,954
Franklin Electric Co., Inc.	10,500	273,315
Freightcar America, Inc.	7,900	154,050
Frozen Food Express Industries, Inc.	100	360
#*FTI Consulting, Inc.	14,364	595,388
*Fuel Tech, Inc.	6,238	45,725
#*FuelCell Energy, Inc.	13,200	37,224
*Furmanite Corp.	14,900	48,425
G & K Services, Inc. Class A	5,500	137,500
Gardner Denver Machinery, Inc.	25,600	1,020,160
GATX Corp.	29,300	768,246
#*Genco Shipping & Trading, Ltd.	12,300	235,668
*Gencor Industries, Inc.	1,100	7,645
*GenCorp, Inc.	15,287	85,607
#*General Cable Corp.	12,970	377,427
General Dynamics Corp.	30,200	2,018,870
General Electric Co.	1,471,574	23,662,910
*Genesee & Wyoming, Inc.	17,178	506,236
*GEO Group, Inc. (The)	23,800	440,300
*GeoEye, Inc.	9,400	241,298
*Gibraltar Industries, Inc.	18,000	250,920
Gorman-Rupp Co. (The)	8,100	196,263
*GP Strategies Corp.	6,975	51,615
Graco, Inc.	8,200	218,858

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Graftech International, Ltd.	29,880	$375,293
Graham Corp.	4,700	74,636
Granite Construction, Inc.	14,162	437,323
Great Lakes Dredge & Dock Corp.	26,224	154,984
Greenbrier Cos., Inc.	7,500	61,125
*Griffon Corp.	33,968	401,162
*H&E Equipment Services, Inc.	17,674	187,521
Hardinge, Inc.	3,134	16,328
Harsco Corp.	34,583	1,029,190
*Hawaiian Holdings, Inc.	32,942	195,675
Healthcare Services Group, Inc.	15,322	314,101
Heartland Express, Inc.	24,500	340,305
HEICO Corp.	5,400	229,662
HEICO Corp. Class A	11,972	403,935
Heidrick & Struggles International, Inc.	8,900	226,327
*Heritage-Crystal Clean, Inc.	1,500	16,350
*Herley Industries, Inc.	4,601	56,316
Herman Miller, Inc.	13,000	219,570
*Hertz Global Holdings, Inc.	126,584	1,311,410
#*Hexcel Corp.	44,900	493,900
*Hill International, Inc.	18,650	110,035
HNI Corp.	17,955	449,234
#*Hoku Scientific, Inc.	9,164	22,543
Honeywell International, Inc.	33,324	1,287,639
Horizon Lines, Inc.	12,300	58,302
Houston Wire & Cable Co.	7,161	86,147
*Hub Group, Inc. Class A	15,821	381,444
Hubbell, Inc. Class A	1,593	66,794
Hubbell, Inc. Class B	18,300	787,998
*Hudson Highland Group, Inc.	8,288	33,898
*Hurco Cos., Inc.	2,300	38,548
*Huron Consulting Group, Inc.	3,300	78,672
*ICF International, Inc.	6,600	154,506
*ICT Group, Inc.	5,133	81,409
IDEX Corp.	39,139	1,104,503
*IHS, Inc.	7,500	385,800
*II-VI, Inc.	11,804	315,639
Illinois Tool Works, Inc.	25,600	1,115,904
Ingersoll-Rand P.L.C.	62,700	2,035,242
*InnerWorkings, Inc.	19,347	110,858
*Innotrac Corp.	558	742
*Innovative Solutions & Support, Inc.	12,137	49,155
*Insituform Technologies, Inc. Class A	17,796	364,462
Insteel Industries, Inc.	7,713	76,204
*Integrated Electrical Services, Inc.	4,991	25,654
Interface, Inc. Class A	26,921	218,329
*Interline Brands, Inc.	14,500	243,600
International Shipholding Corp.	2,801	77,196
*Intersections, Inc.	6,454	27,946
#*Iron Mountain, Inc.	50,200	1,147,572
ITT Industries, Inc.	21,200	1,024,172
J.B. Hunt Transport Services, Inc.	9,200	282,072
*Jacobs Engineering Group, Inc.	14,772	558,234
#*JetBlue Airways Corp.	182,640	902,242
John Bean Technologies Corp.	6,569	108,323
Joy Global, Inc.	7,939	363,130
*Kadant, Inc.	2,600	39,572
Kaman Corp. Class A	11,600	288,724
#*Kansas City Southern	45,100	1,339,470
Kaydon Corp.	14,900	487,081
KBR, Inc.	18,687	350,008

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kelly Services, Inc. Class A	19,065	$250,133
Kennametal, Inc.	38,423	940,595
*Key Technology, Inc.	1,967	28,364
*Kforce, Inc.	21,855	292,201
Kimball International, Inc. Class B	14,644	115,395
#*Kirby Corp.	25,500	827,220
#Knight Transportation, Inc.	32,300	584,630
Knoll, Inc.	14,375	161,862
*Korn/Ferry International	26,700	395,160
*Kratos Defense & Security Solutions, Inc.	5,575	53,018
*K-Tron International, Inc.	900	133,848
*L.B. Foster Co. Class A	4,570	123,299
L.S. Starrett Co. Class A	1,500	14,595
L-3 Communications Holdings, Inc.	18,200	1,516,788
*LaBarge, Inc.	11,726	128,751
*Ladish Co., Inc.	10,110	156,200
Landstar System, Inc.	7,900	286,691
Lawson Products, Inc.	900	14,535
*Layne Christensen Co.	8,821	223,436
*LECG Corp.	6,230	17,756
Lennox International, Inc.	8,500	324,870
Lincoln Electric Holdings, Inc.	17,600	859,408
Lindsay Corp.	5,800	233,392
*LMI Aerospace, Inc.	4,825	61,229
Lockheed Martin Corp.	12,484	930,308
LSI Industries, Inc.	16,278	97,017
*Lydall, Inc.	4,771	30,200
*M&F Worldwide Corp.	8,500	308,465
*Magnetek, Inc.	6,300	8,568
#Manitowoc Co., Inc. (The)	62,303	679,103
Manpower, Inc.	18,500	958,115
*Marten Transport, Ltd.	13,600	239,496
Masco Corp.	96,930	1,314,371
#*Mastec, Inc.	35,900	441,211
*McDermott International, Inc.	2,090	49,366
McGrath Rentcorp	14,069	296,434
*Metalico, Inc.	20,000	98,600
Met-Pro Corp.	11,066	103,688
*MFRI, Inc.	1,957	13,347
*Microvision, Inc.	6,313	12,247
#*Middleby Corp.	7,100	319,926
*Miller Industries, Inc.	4,311	48,326
Mine Safety Appliances Co.	18,800	452,892
#*Mobile Mini, Inc.	18,400	258,520
#*Monster Worldwide, Inc.	69,841	1,088,821
*Moog, Inc.	18,365	554,256
*Moog, Inc. Class B	1,632	49,939
MSC Industrial Direct Co., Inc. Class A	9,100	393,029
Mueller Industries, Inc.	19,670	483,685
Mueller Water Products, Inc.	69,072	311,515
Multi-Color Corp.	6,566	76,757
*MYR Group, Inc.	8,434	133,763
NACCO Industries, Inc. Class A	3,600	193,752
National Technical Systems, Inc.	4,384	24,726
*Navigant Consulting, Inc.	24,300	329,508
*Navistar International Corp.	3,692	136,567
*NCI Building Systems, Inc.	9,000	17,730
*NN, Inc.	5,927	23,530
Nordson Corp.	13,350	754,809
Norfolk Southern Corp.	64,773	3,048,217
*North American Galvanizing & Coating, Inc.	6,640	33,598

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Northrop Grumman Corp.	52,350	$2,963,010
*Northwest Pipe Co.	3,555	85,036
#*Ocean Power Technologies, Inc.	3,200	19,296
*Old Dominion Freight Line, Inc.	19,200	528,000
Omega Flex, Inc.	3,089	32,713
*On Assignment, Inc.	15,744	109,893
*Orbital Sciences Corp.	23,220	367,108
*Orion Energy Systems, Inc.	4,200	19,992
*Orion Marine Group, Inc.	8,900	168,477
Oshkosh Truck Corp. Class B	22,348	806,092
Otter Tail Corp.	10,400	224,640
*Owens Corning, Inc.	78,413	2,017,566
*P.A.M. Transportation Services, Inc.	3,600	36,504
Paccar, Inc.	18,200	655,746
#*Pacer International, Inc.	12,300	36,900
Pall Corp.	2,500	86,175
Parker Hannifin Corp.	28,600	1,599,026
*Park-Ohio Holdings Corp.	9,716	88,804
*Patrick Industries, Inc.	1,800	4,626
*Patriot Transportation Holding, Inc.	1,472	131,140
Pentair, Inc.	39,328	1,201,077
*PGT, Inc.	7,742	14,865
*Pike Electric Corp.	15,258	133,050
*Pinnacle Airlines Corp.	9,030	68,718
#Pitney Bowes, Inc.	15,800	330,536
*Plug Power, Inc.	11,226	6,511
*PMFG, Inc.	6,526	99,260
*Polypore International, Inc.	19,800	265,914
Portec Rail Products, Inc.	3,113	33,994
*Powell Industries, Inc.	4,700	137,287
#*Power-One, Inc.	38,257	121,275
*PowerSecure International, Inc.	7,600	50,008
Precision Castparts Corp.	15,200	1,599,800
Preformed Line Products Co.	1,824	65,755
*PRGX Global, Inc.	9,640	55,430
*Protection One, Inc.	8,425	72,876
Providence & Worcester Railroad Co.	100	1,216
*Quality Distribution, Inc.	6,620	26,679
Quanex Building Products Corp.	17,500	281,400
*Quanta Services, Inc.	40,622	740,133
*Quixote Corp.	4,311	27,418
R. R. Donnelley & Sons Co.	83,089	1,646,824
Raven Industries, Inc.	6,000	171,480
#Raytheon Co.	36,700	1,924,181
*RBC Bearings, Inc.	9,911	230,332
*RCM Technologies, Inc.	1,742	4,529
#Regal-Beloit Corp.	16,410	777,834
Republic Services, Inc.	60,109	1,610,320
*Resources Connection, Inc.	20,869	372,720
Robbins & Myers, Inc.	15,300	339,966
#Robert Half International, Inc.	3,654	98,366
Rockwell Automation, Inc.	31,200	1,505,088
Rockwell Collins, Inc.	9,858	524,347
Rollins, Inc.	4,952	97,455
Roper Industries, Inc.	24,923	1,248,144
*RSC Holdings, Inc.	45,300	325,254
*Rush Enterprises, Inc. Class A	14,350	163,016
*Rush Enterprises, Inc. Class B	1,308	13,002
Ryder System, Inc.	34,100	1,241,240
*Sauer-Danfoss, Inc.	21,100	239,907
Schawk, Inc.	15,296	197,012

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*School Specialty, Inc.	8,809	$194,591
Seaboard Corp.	337	414,510
Servotronics, Inc.	212	1,993
*Shaw Group, Inc.	13,538	437,142
SIFCO Industries, Inc.	1,400	17,598
Simpson Manufacturing Co., Inc.	23,297	574,504
SkyWest, Inc.	43,600	637,868
*SL Industries, Inc.	4,400	37,400
Southwest Airlines Co.	259,600	2,941,268
*Sparton Corp.	1,700	10,540
*Spherion Corp.	3,900	21,996
*Spire Corp.	3,100	13,671
#*Spirit AeroSystems Holdings, Inc. Class A	25,609	549,313
SPX Corp.	22,478	1,223,702
*Standard Parking Corp.	6,064	98,419
Standard Register Co.	11,598	61,701
Standex International Corp.	7,200	164,232
#*Stanley, Inc.	9,693	253,763
Steelcase, Inc. Class A	43,900	310,812
*Stericycle, Inc.	7,200	381,096
*Sterling Construction Co., Inc.	7,000	133,140
Sun Hydraulics, Inc.	7,200	161,136
#*SunPower Corp. Class A	9,450	192,686
*SunPower Corp. Class B	7,450	138,346
Superior Uniform Group, Inc.	4,706	48,048
*Sykes Enterprises, Inc.	22,625	542,548
*Sypris Solutions, Inc.	2,302	6,768
TAL International Group, Inc.	13,300	187,530
*Taser International, Inc.	31,444	177,344
*Team, Inc.	8,300	148,072
*Tecumseh Products Co. Class A	5,800	64,264
*Tecumseh Products Co. Class B	500	5,650
*Teledyne Technologies, Inc.	14,931	556,329
Tennant Co.	8,700	208,191
#*Terex Corp.	51,540	1,007,607
*Tetra Tech, Inc.	13,160	297,942
Textainer Group Holdings, Ltd.	21,700	369,768
Textron, Inc.	60,966	1,190,666
*Thomas & Betts Corp.	32,200	1,087,072
Timken Co.	59,100	1,324,431
#Titan International, Inc.	13,075	101,462
#*Titan Machinery, Inc.	7,500	82,650
Todd Shipyards Corp.	2,413	36,098
Toro Co.	12,200	475,190
Towers Watson & Co.	14,000	610,820
*Trailer Bridge, Inc.	3,127	16,542
TransDigm Group, Inc.	20,184	974,282
*TRC Cos., Inc.	4,303	11,575
Tredegar Industries, Inc.	12,040	194,807
*Trex Co., Inc.	8,091	124,763
*Trimas Corp.	15,100	89,392
Trinity Industries, Inc.	39,500	617,780
Triumph Group, Inc.	8,800	448,184
*TrueBlue, Inc.	20,000	290,200
*Tufco Technologies, Inc.	400	1,320
#*Tutor Perini Corp.	19,601	373,595
Twin Disc, Inc.	8,316	80,083
Tyco International, Ltd.	36,500	1,293,195
*U.S. Home Systems, Inc.	1,540	3,450
#*UAL Corp.	43,081	526,881
*Ultralife Corp.	9,810	37,670

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Union Pacific Corp.	87,049	$5,266,464
*United Capital Corp.	1,938	45,834
United Parcel Service, Inc.	21,374	1,234,776
*United Rentals, Inc.	27,680	221,717
*United Stationers, Inc.	12,900	703,824
United Technologies Corp.	44,032	2,971,279
Universal Forest Products, Inc.	8,800	298,672
Universal Truckload Services, Inc.	7,337	123,555
*UQM Technologies, Inc.	4,600	21,942
*URS Corp.	30,100	1,350,888
#*US Airways Group, Inc.	48,940	259,871
*USA Truck, Inc.	6,887	85,054
#*USG Corp.	46,506	558,537
UTI Worldwide, Inc.	37,515	515,081
Valmont Industries, Inc.	6,000	416,760
*Versar, Inc.	3,144	9,966
Viad Corp.	11,000	217,030
*Vicor Corp.	14,937	129,354
Virco Manufacturing Corp.	1,099	3,879
*Volt Information Sciences, Inc.	9,226	85,710
VSE Corp.	2,300	116,541
W.W. Grainger, Inc.	5,290	525,191
*Wabash National Corp.	17,000	50,320
Wabtec Corp.	11,160	427,763
*Waste Connections, Inc.	32,493	1,045,300
Waste Management, Inc.	33,687	1,079,668
*Waste Services, Inc.	8,200	74,456
Watsco, Inc. Class A	10,024	480,751
Watsco, Inc. Class B	700	34,090
Watts Water Technologies, Inc.	17,197	497,509
*WCA Waste Corp.	3,600	14,760
#Werner Enterprises, Inc.	36,613	724,205
#*WESCO International, Inc.	18,681	517,837
*Willis Lease Finance Corp.	3,067	50,575
Woodward Governor Co.	12,100	307,703
#*YRC Worldwide, Inc.	27,900	25,947

Total Industrials		219,116,928

Information Technology — (12.9%)
*3Com Corp.	294,333	2,192,781
*3PAR, Inc.	9,600	92,832
Accenture, Ltd.	18,101	741,960
*ACI Worldwide, Inc.	15,359	245,898
*Acme Packet, Inc.	22,829	236,280
*Acorn Energy, Inc.	5,004	31,375
*Actel Corp.	12,297	135,513
*ActivIdentity Corp.	15,824	36,079
*Activision Blizzard, Inc.	230,237	2,339,208
*Actuate Corp.	32,492	162,135
*Acxiom Corp.	44,709	687,624
*Adaptec, Inc.	71,658	217,840
#*ADC Telecommunications, Inc.	40,698	216,106
*Adept Technology, Inc.	1,680	5,426
*Adobe Systems, Inc.	22,900	739,670
Adtran, Inc.	25,300	536,360
*Advanced Analogic Technologies, Inc.	16,396	54,763
*Advanced Energy Industries, Inc.	20,400	267,648
*Advanced Micro Devices, Inc.	187,092	1,395,706
*Advent Software, Inc.	7,300	275,575
*Aehr Test Systems	1,179	2,146
*Aetrium, Inc.	1,400	3,710

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Affiliated Computer Services, Inc. Class A	25,220	$1,551,534
*Agilent Technologies, Inc.	61,823	1,732,899
Agilysys, Inc.	500	4,200
*Airvana, Inc.	30,341	229,681
#*Akamai Technologies, Inc.	4,023	99,368
#*Alliance Data Systems Corp.	4,550	270,543
Altera Corp.	21,400	456,248
*Amdocs, Ltd.	47,613	1,361,256
American Software, Inc. Class A	13,044	71,481
#*Amkor Technology, Inc.	50,810	289,109
Amphenol Corp.	4,200	167,328
*Amtech Systems, Inc.	2,400	24,984
*Anadigics, Inc.	24,800	89,776
Analog Devices, Inc.	15,100	407,096
*Anaren, Inc.	6,368	81,701
#*Anixter International, Inc.	17,600	733,568
#*Ansys, Inc.	23,182	970,399
*AOL, Inc.	16,605	398,022
*Apple, Inc.	31,194	5,992,991
Applied Materials, Inc.	93,833	1,142,886
*Applied Micro Circuits Corp.	36,093	264,562
*ArcSight, Inc.	5,000	118,750
*Ariba, Inc.	42,870	539,733
*Arris Group, Inc.	77,992	783,040
*Arrow Electronics, Inc.	49,200	1,292,484
*Art Technology Group, Inc.	39,906	178,779
*Aruba Networks, Inc.	22,400	232,736
*Aspen Technology, Inc.	2,700	24,840
Astro-Med, Inc.	668	4,843
#*Atheros Communications, Inc.	29,375	942,056
*Atmel Corp.	151,613	703,484
#*ATMI, Inc.	13,727	230,339
*AuthenTec, Inc.	6,900	17,664
*Autobytel, Inc.	3,101	3,380
*Autodesk, Inc.	17,600	418,704
Automatic Data Processing, Inc.	16,300	664,877
*Aviat Networks, Inc.	23,430	168,462
*Avid Technology, Inc.	16,300	205,869
*Avnet, Inc.	43,200	1,142,208
AVX Corp.	104,796	1,244,976
*Aware, Inc.	3,543	9,035
*AXT, Inc.	8,005	23,214
Bel Fuse, Inc. Class A	1,600	27,744
Bel Fuse, Inc. Class B	5,033	95,476
*Bell Microproducts, Inc.	4,900	22,148
*Benchmark Electronics, Inc.	43,000	783,460
*BigBand Networks, Inc.	25,958	81,508
Black Box Corp.	13,400	368,366
#Blackbaud, Inc.	8,600	191,780
*Blackboard, Inc.	9,400	370,454
*Blue Coat Systems, Inc.	19,000	468,350
*BMC Software, Inc.	14,285	551,972
*Bottomline Technologies, Inc.	12,962	224,243
*Brightpoint, Inc.	35,700	208,488
#*Broadcom Corp.	27,900	745,488
Broadridge Financial Solutions, Inc.	27,575	598,929
*Brocade Communications Systems, Inc.	129,083	886,800
*Brooks Automation, Inc.	25,204	210,201
*Bsquare Corp.	3,074	7,562
CA, Inc.	36,920	813,717
*Cabot Microelectronics Corp.	10,910	383,486

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CACI International, Inc. Class A	15,705	$753,369
*Cadence Design Systems, Inc.	160,400	931,924
*CalAmp Corp.	4,886	14,169
*Callidus Software, Inc.	10,223	32,714
*Cascade Microtech, Inc.	3,333	14,432
Cass Information Systems, Inc.	4,100	123,410
*Cavium Networks, Inc.	9,900	213,939
*CEVA, Inc.	9,832	116,902
*Checkpoint Systems, Inc.	21,600	346,464
*Chordiant Software, Inc.	10,503	38,861
*Ciber, Inc.	29,166	94,206
#*Ciena Corp.	41,873	533,881
*Cirrus Logic, Inc.	37,222	253,854
*Cisco Sytems, Inc.	253,361	5,693,022
*Citrix Systems, Inc.	19,400	806,070
*Clearfield, Inc.	2,500	5,000
*Cogent, Inc.	32,228	332,915
Cognex Corp.	24,800	405,976
*Cognizant Technology Solutions Corp.	10,850	473,711
#*Coherent, Inc.	15,397	456,983
Cohu, Inc.	10,402	134,706
#*CommScope, Inc.	44,209	1,202,927
Communications Systems, Inc.	6,432	76,605
*CommVault Systems, Inc.	6,077	128,772
#*Compellent Technologies, Inc.	3,100	61,628
*Computer Sciences Corp.	57,400	2,944,620
*Computer Task Group, Inc.	5,700	40,185
*Compuware Corp.	93,155	707,046
*comScore, Inc.	10,700	145,199
*Comtech Telecommunications Corp.	11,601	410,211
*Comverge, Inc.	8,800	86,416
#*Concur Technologies, Inc.	10,629	421,440
*Concurrent Computer Corp.	1,452	6,229
*Conexant Systems, Inc.	18,700	71,434
#*Constant Contact, Inc.	3,900	68,796
*Convergys Corp.	44,800	479,360
Corning, Inc.	113,518	2,052,405
*CPI International, Inc.	7,656	85,747
*Cray, Inc.	13,977	65,971
*Cree, Inc.	49,307	2,756,754
*CSG Systems International, Inc.	11,940	231,755
*CyberOptics Corp.	1,680	12,197
#*CyberSource Corp.	32,513	587,835
*Cymer, Inc.	17,100	536,427
*Cypress Semiconductor Corp.	66,500	668,325
Daktronics, Inc.	18,800	146,828
*Datalink Corp.	3,601	16,493
*Dataram Corp.	2,900	8,091
*DDi Corp.	10,072	43,410
#*DealerTrack Holdings, Inc.	18,900	339,633
*Dell, Inc.	71,350	920,415
*Deltek, Inc.	7,600	56,392
#*DemandTec, Inc.	3,400	20,196
*DG FastChannel, Inc.	10,791	294,055
*Dice Holdings, Inc.	26,608	151,932
Diebold, Inc.	31,284	831,216
*Digi International, Inc.	12,286	117,946
*Digimarc Corp.	3,167	49,754
#*Digital River, Inc.	17,200	432,236
#*Diodes, Inc.	20,100	335,268
*DivX, Inc.	13,062	73,408

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dolby Laboratories, Inc.	3,733	$187,882
*Dot Hill Systems Corp.	6,469	10,674
*Double-Take Software, Inc.	10,122	103,346
*DSP Group, Inc.	11,800	81,302
*DST Systems, Inc.	9,150	414,769
#*DTS, Inc.	9,245	261,633
*Dynamics Research Corp.	3,169	35,556
EarthLink, Inc.	55,146	447,234
*eBay, Inc.	90,612	2,085,888
#*Ebix, Inc.	6,000	86,880
#*Echelon Corp.	16,850	143,056
*EchoStar Corp.	12,738	244,570
*Edgewater Technology, Inc.	2,837	8,511
Electro Rent Corp.	14,817	173,211
*Electro Scientific Industries, Inc.	200	2,242
*Electronic Arts, Inc.	52,860	860,561
*Electronics for Imaging, Inc.	27,900	323,361
*eLoyalty Corp.	2,980	18,416
*EMC Corp.	139,000	2,317,130
#*EMCORE Corp.	3,838	3,646
*EMS Technologies, Inc.	7,202	92,330
*Emulex Corp.	45,600	512,544
*Endwave Corp.	1,814	4,390
*Entegris, Inc.	72,956	265,560
*Entorian Technologies, Inc.	114	470
*Entropic Communications, Inc.	30,050	104,874
*Epicor Software Corp.	26,864	206,047
#*EPIQ Systems, Inc.	17,400	207,930
*ePlus, Inc.	2,545	40,007
#*Equinix, Inc.	5,195	499,915
*Euronet Worldwide, Inc.	23,400	477,828
*Exar Corp.	18,854	132,544
*ExlService Holdings, Inc.	11,874	215,513
*Extreme Networks	35,200	86,944
*F5 Networks, Inc.	5,810	287,188
FactSet Research Systems, Inc.	4,600	289,800
#Fair Isaac Corp.	25,297	554,763
*Fairchild Semiconductor Corp. Class A	51,900	466,062
*FalconStor Software, Inc.	16,380	56,675
*Faro Technologies, Inc.	6,930	125,225
#*FEI Co.	19,248	400,358
Fidelity National Information Services, Inc.	77,564	1,827,408
#*Finisar Corp.	16,300	167,890
*Fiserv, Inc.	39,100	1,761,064
*FLIR Systems, Inc.	7,537	222,944
#*FormFactor, Inc.	28,937	447,655
*Forrester Research, Inc.	11,400	308,826
*Frequency Electronics, Inc.	700	3,486
*FSI International, Inc.	6,400	15,360
*Gartner Group, Inc.	13,847	296,326
*Gerber Scientific, Inc.	9,441	46,261
*Global Cash Access, Inc.	27,100	219,510
Global Payments, Inc.	6,700	298,150
*Globecomm Systems, Inc.	8,200	59,614
*Glu Mobile, Inc.	4,941	7,263
*Google, Inc.	8,440	4,468,305
*GSE Systems, Inc.	3,200	16,736
#*GSI Commerce, Inc.	22,400	509,824
*GSI Technology, Inc.	10,812	48,222
*GTSI Corp.	605	3,303
*Guidance Software, Inc.	6,777	35,918

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Hackett Group, Inc.	15,038	$34,888
*Harmonic, Inc.	40,010	242,861
Harris Corp.	8,200	351,944
Heartland Payment Systems, Inc.	14,768	210,739
*Henry Bros. Electronics, Inc.	353	1,520
*Hewitt Associates, Inc. Class A	4,700	185,556
Hewlett-Packard Co.	150,483	7,083,235
*Hittite Microwave Corp.	7,000	260,260
*Hughes Communications, Inc.	7,894	204,376
*Hutchinson Technology, Inc.	9,463	63,686
*Hypercom Corp.	21,400	73,402
*I.D. Systems, Inc.	3,786	10,866
*IAC/InterActiveCorp	77,073	1,547,626
#*ICx Technologies, Inc.	5,399	37,037
*IEC Electronics Corp.	2,900	12,992
iGATE Corp.	21,779	219,968
*Ikanos Communications, Inc.	4,000	8,600
*Imation Corp.	17,857	159,642
Imergent, Inc.	2,000	11,400
*Immersion Corp.	10,780	47,755
*Infinera Corp.	38,400	263,040
*infoGROUP, Inc.	25,987	200,360
#*Informatica Corp.	17,096	405,004
*InfoSpace, Inc.	21,761	201,724
*Ingram Micro, Inc.	90,600	1,531,140
*Innodata Isogen, Inc.	10,723	55,331
*Insight Enterprises, Inc.	34,850	401,124
*Integral Systems, Inc.	9,000	66,780
*Integrated Device Technology, Inc.	90,784	514,745
*Integrated Silicon Solution, Inc.	8,044	46,414
Intel Corp.	314,896	6,108,982
*Intellicheck Mobilisa, Inc.	3,700	10,434
*Interactive Intelligence, Inc.	7,742	133,937
#*InterDigital, Inc.	7,200	178,488
#*Intermec, Inc.	29,400	390,138
*Internap Network Services Corp.	28,107	125,076
International Business Machines Corp.	45,223	5,534,843
*International Rectifier Corp.	35,690	643,848
*Internet Brands, Inc.	17,735	138,865
*Internet Capital Group, Inc.	7,300	45,479
Intersil Corp.	57,926	780,263
*Intevac, Inc.	10,256	145,943
*IntriCon Corp.	3,283	9,849
#*Intuit, Inc.	18,374	544,054
*INX, Inc.	2,550	14,662
iPass, Inc.	5,443	6,042
#*IPG Photonics Corp.	18,700	269,280
*Isilon Systems, Inc.	21,043	130,256
*Iteris, Inc.	4,900	6,615
#*Itron, Inc.	18,750	1,153,875
*Ixia	33,193	246,292
*IXYS Corp.	20,163	140,334
#*j2 Global Communications, Inc.	11,900	244,426
Jabil Circuit, Inc.	121,565	1,760,261
Jack Henry & Associates, Inc.	18,340	402,746
*JDA Software Group, Inc.	16,462	431,460
*JDS Uniphase Corp.	94,078	739,453
*Juniper Networks, Inc.	36,938	917,171
Keithley Instruments, Inc.	4,000	21,720
*Kenexa Corp.	9,883	98,039
*KEY Tronic Corp.	2,908	14,046

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Keynote Systems, Inc.	3,800	$36,746
#KLA-Tencor Corp.	28,080	791,856
*Knot, Inc. (The)	15,480	141,642
*Kopin Corp.	30,106	123,736
#*Kulicke & Soffa Industries, Inc.	31,000	142,910
*KVH Industries, Inc.	7,159	93,067
*L-1 Identity Solutions, Inc.	65,800	492,842
#*Lam Research Corp.	23,875	788,114
*LaserCard Corp.	3,918	24,135
*Lattice Semiconductor Corp.	43,191	111,865
*Lawson Software, Inc.	88,185	534,401
*LeCroy Corp.	4,246	16,347
Lender Processing Services, Inc.	4,350	168,606
#*Lexmark International, Inc.	30,400	784,016
*Limelight Networks, Inc.	33,737	118,080
Linear Technology Corp.	18,031	470,609
*Lionbridge Technologies, Inc.	15,432	35,802
*Liquidity Services, Inc.	11,434	120,857
*Littlefuse, Inc.	11,700	351,702
*LoJack Corp.	7,884	33,744
*LookSmart, Ltd.	2,071	2,009
#*LoopNet, Inc.	15,200	142,576
#*Loral Space & Communications, Inc.	8,481	241,454
*LSI Corp.	142,690	712,023
#*Magma Design Automation, Inc.	15,000	36,150
#*Manhattan Associates, Inc.	11,370	238,429
*ManTech International Corp. Class A	7,001	335,418
Marchex, Inc. Class B	9,300	51,057
#MasterCard, Inc. Class A	3,826	956,117
*Mattson Technology, Inc.	18,400	60,720
#Maxim Integrated Products, Inc.	49,785	870,242
Maximus, Inc.	11,200	536,032
*Maxwell Technologies, Inc.	7,627	111,354
*McAfee, Inc.	10,800	407,160
*Measurement Specialties, Inc.	5,765	68,719
*MEMC Electronic Materials, Inc.	32,654	410,787
*MEMSIC, Inc.	4,688	15,095
*Mentor Graphics Corp.	48,345	387,727
*Mercury Computer Systems, Inc.	10,950	130,743
Mesa Laboratories, Inc.	800	21,272
Methode Electronics, Inc.	18,177	199,765
Micrel, Inc.	27,668	206,680
#Microchip Technology, Inc.	13,325	343,918
*Micron Technology, Inc.	172,934	1,507,984
*MICROS Systems, Inc.	30,000	857,400
*Microsemi Corp.	34,934	521,914
Microsoft Corp.	282,322	7,955,834
*MicroStrategy, Inc.	2,192	205,434
*Microtune, Inc.	20,391	45,268
*Mindspeed Technologies, Inc.	2,500	15,800
*MIPS Technologies, Inc.	18,132	69,990
*MKS Instruments, Inc.	19,110	317,226
Mocon, Inc.	772	7,558
*ModusLink Global Solutions, Inc.	20,050	203,508
Molex, Inc.	28,500	574,560
Molex, Inc. Class A	26,116	460,425
*MoneyGram International, Inc.	27,096	81,288
#*Monolithic Power Systems, Inc.	12,984	267,730
*Monotype Imaging Holdings, Inc.	15,655	141,365
*MoSys, Inc.	12,400	55,676
*Motorola, Inc.	362,528	2,229,547

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Move, Inc.	26,655	$46,646
MTS Systems Corp.	9,407	242,042
*Multi-Fineline Electronix, Inc.	14,500	346,115
#*Nanometrics, Inc.	9,157	79,666
National Instruments Corp.	16,900	496,691
#National Semiconductor Corp.	18,500	245,310
#*NCI, Inc.	3,234	96,373
#*NCR Corp.	66,184	792,222
*NetApp, Inc.	13,000	378,690
*Netezza Corp.	23,320	211,979
*NETGEAR, Inc.	16,812	347,000
*NetList, Inc.	3,200	12,128
*NetLogic Microsystems, Inc.	8,468	346,849
*NetScout Systems, Inc.	20,229	284,015
#*NetSuite, Inc.	9,300	146,847
*Network Equipment Technologies, Inc.	15,350	68,922
*NeuStar, Inc.	11,555	259,525
*NextWave Wireless, Inc.	700	315
NIC, Inc.	12,033	102,040
*Novatel Wireless, Inc.	14,000	104,720
#*Novell, Inc.	203,700	910,539
#*Novellus Systems, Inc.	57,900	1,210,110
*Nu Horizons Electronics Corp.	6,934	28,429
#*Nuance Communications, Inc.	62,200	934,244
*NumereX Corp. Class A	608	2,718
#*Nvidia Corp.	125,600	1,932,984
O.I. Corp.	1,118	8,855
*Occam Networks, Inc.	8,154	42,727
*Oclaro, Inc.	9,400	15,510
*OmniVision Technologies, Inc.	24,100	310,890
*ON Semiconductor Corp.	92,303	665,505
*Online Resources Corp.	10,747	51,908
*Onvia, Inc.	2,875	20,786
*Open Text Corp.	1,234	48,644
*Openwave Systems, Inc.	36,700	81,841
*Oplink Communications, Inc.	9,900	147,015
OPNET Technologies, Inc.	10,088	118,534
*Opnext, Inc.	23,910	45,190
*Optelecom-NKF, Inc.	306	805
*Optical Cable Corp.	1,689	6,047
Oracle Corp.	166,850	3,847,561
*ORBCOMM, Inc.	12,048	27,469
*OSI Systems, Inc.	10,074	266,659
#*Palm, Inc.	32,266	335,244
*PAR Technology Corp.	5,190	30,050
*Parametric Technology Corp.	41,328	684,392
Park Electrochemical Corp.	9,648	253,260
#*ParkerVision, Inc.	8,046	12,874
Paychex, Inc.	12,600	365,274
*PC Connection, Inc.	10,981	70,278
*PC Mall, Inc.	4,400	22,484
*PC-Tel, Inc.	10,151	58,977
*PDF Solutions, Inc.	7,585	30,037
Pegasystems, Inc.	14,639	486,747
*Perceptron, Inc.	1,900	5,985
*Perficient, Inc.	14,403	139,853
*Performance Technologies, Inc.	2,917	8,226
*Pericom Semiconductor Corp.	10,300	90,640
*Pervasive Software, Inc.	4,455	22,810
*Phoenix Technologies, Ltd.	5,100	16,065
*Photronics, Inc.	23,157	89,154

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Pixelworks, Inc.	4,400	$13,112
*Planar Systems, Inc.	4,108	9,243
Plantronics, Inc.	29,300	774,106
*PLATO Learning, Inc.	3,200	13,184
*Plexus Corp.	18,300	622,383
*PLX Technology, Inc.	12,000	53,280
*PMC-Sierra, Inc.	84,400	670,980
*Polycom, Inc.	43,600	977,948
Power Integrations, Inc.	11,860	370,151
*Presstek, Inc.	12,558	35,539
*Progress Software Corp.	19,300	542,909
*PROS Holdings, Inc.	1,700	13,515
QAD, Inc.	10,860	59,513
#*QLogic Corp.	19,100	328,329
QUALCOMM, Inc.	56,879	2,229,088
Qualstar Corp.	500	1,105
*Quantum Corp.	26,500	67,840
*Quest Software, Inc.	43,700	752,514
*QuickLogic Corp.	7,920	18,137
*Radiant Systems, Inc.	14,050	162,278
*RadiSys Corp.	12,264	92,103
*Rainmaker Systems, Inc.	5,112	7,412
#*Rambus, Inc.	16,000	351,040
*Ramtron International Corp.	4,487	8,301
*RealNetworks, Inc.	82,000	346,040
*Red Hat, Inc.	14,600	397,412
*Relm Wireless Corp.	900	2,817
Renaissance Learning, Inc.	8,783	116,902
#*RF Micro Devices, Inc.	117,972	454,192
Richardson Electronics, Ltd.	4,908	37,644
*RightNow Technologies, Inc.	5,935	94,901
*Rimage Corp.	5,808	86,597
*Riverbed Technology, Inc.	26,800	600,856
*Rofin-Sinar Technologies, Inc.	13,400	293,326
*Rogers Corp.	9,528	228,100
*Rovi Corp.	60,706	1,752,582
#*Rubicon Technology, Inc.	8,200	129,396
*Rudolph Technologies, Inc.	12,794	80,218
*S1 Corp.	41,070	245,599
*Saba Software, Inc.	9,500	45,980
#*SAIC, Inc.	9,100	166,803
*Salary.com, Inc.	1,949	4,366
#*Salesforce.com, Inc.	9,455	600,865
*Sandisk Corp.	63,900	1,624,338
*Sanmina-SCI Corp.	27,700	365,640
*Sapient Corp.	60,300	467,325
*SAVVIS, Inc.	23,662	372,440
*ScanSource, Inc.	11,500	324,990
*Scientific Learning Corp.	1,102	6,171
*SCM Microsystems, Inc.	1,126	2,308
*SeaChange International, Inc.	16,030	103,714
*Seagate Technology LLC	35,797	598,884
*Semtech Corp.	28,965	433,896
*ShoreTel, Inc.	17,800	94,518
#*Sigma Designs, Inc.	10,500	116,655
*Silicon Graphics International Corp.	14,700	117,747
*Silicon Image, Inc.	28,344	68,309
*Silicon Laboratories, Inc.	16,200	684,288
*Silicon Storage Technology, Inc.	20,731	55,352
#*Skyworks Solutions, Inc.	94,195	1,195,335
*Smart Modular Technologies (WWH), Inc.	28,297	172,046

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Smith Micro Software, Inc.	18,086	$140,166
Solera Holdings, Inc.	5,888	194,952
*Sonic Solutions, Inc.	22,099	189,167
*SonicWALL, Inc.	34,500	262,890
*Sonus Networks, Inc.	73,896	155,921
*Soundbite Communications, Inc.	600	1,608
*Sourcefire, Inc.	9,700	202,245
*Spark Networks, Inc.	3,744	11,082
*Spectrum Control, Inc.	4,848	50,031
*SRA International, Inc.	20,300	349,566
*SRS Labs, Inc.	8,071	56,093
*Standard Microsystems Corp.	10,244	204,368
*StarTek, Inc.	6,300	46,620
#*STEC, Inc.	18,060	253,201
#*Stratasys, Inc.	9,100	209,300
*SuccessFactors, Inc.	22,800	371,640
*Super Micro Computer, Inc.	15,423	190,783
*Supertex, Inc.	6,800	162,860
*Support.com, Inc.	17,532	43,479
*Switch & Data Facilities Co., Inc.	6,900	126,132
#*Sybase, Inc.	16,490	670,648
Sycamore Networks, Inc.	17,722	343,630
*Symantec Corp.	96,426	1,634,421
*Symmetricom, Inc.	17,380	88,638
*Symyx Technologies, Inc.	13,440	66,394
#*Synaptics, Inc.	5,550	140,470
*Synchronoss Technologies, Inc.	14,900	249,724
*SYNNEX Corp.	15,700	415,579
#*Synopsys, Inc.	42,119	895,871
Syntel, Inc.	6,037	202,964
#*Take-Two Interactive Software, Inc.	36,619	339,824
*Taleo Corp. Class A	9,100	184,821
*Tech Data Corp.	28,563	1,163,942
Technitrol, Inc.	17,800	79,744
*TechTarget, Inc.	11,207	59,397
*TechTeam Global, Inc.	3,364	24,759
*Techwell, Inc.	11,100	119,991
*Tekelec	33,100	495,838
*TeleCommunication Systems, Inc.	16,300	142,788
*TeleTech Holdings, Inc.	23,600	449,344
*Tellabs, Inc.	234,313	1,506,633
*Telular Corp.	5,320	23,089
*Teradata Corp.	22,000	615,340
#*Teradyne, Inc.	69,100	645,394
#*Terremark Worldwide, Inc.	21,186	173,301
Tessco Technologies, Inc.	3,300	61,545
*Tessera Technologies, Inc.	26,327	452,035
Texas Instruments, Inc.	57,989	1,304,752
TheStreet.com, Inc.	9,625	30,511
#*THQ, Inc.	28,810	145,202
*TIBCO Software, Inc.	83,612	749,164
*Tier Technologies, Inc. Class B	7,405	57,018
#*TiVo, Inc.	24,756	223,299
*TNS, Inc.	3,400	77,860
*Tollgrade Communications, Inc.	4,681	29,116
#Total System Services, Inc.	4,604	65,883
*Transact Technologies, Inc.	3,500	25,130
*Travelzoo, Inc.	2,494	26,761
*Trident Microsystems, Inc.	4,100	7,462
*Trimble Navigation, Ltd.	41,240	943,984
*Triquint Semiconductor, Inc.	71,066	426,396

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TTM Technologies, Inc.	18,800	$194,580
Tyco Electronics, Ltd.	57,625	1,433,710
#*Tyler Technologies, Inc.	18,173	340,380
*Ultimate Software Group, Inc.	3,200	95,680
*Ultra Clean Holdings, Inc.	7,733	49,955
*Ultratech, Inc.	13,241	180,607
*Unica Corp.	9,297	73,632
#*Unisys Corp.	6,940	200,497
United Online, Inc.	38,524	243,472
*Universal Display Corp.	11,500	129,605
*UTStarcom, Inc.	13,144	28,391
*ValueClick, Inc.	36,000	333,000
*Varian Semiconductor Equipment Associates, Inc.	11,100	325,563
#*Veeco Instruments, Inc.	12,600	400,932
#*VeriFone Holdings, Inc.	28,600	508,794
*VeriSign, Inc.	14,100	323,031
*Viasat, Inc.	14,895	407,080
*Vicon Industries, Inc.	916	4,983
*Video Display Corp.	3,247	12,274
*Virage Logic Corp.	8,168	45,496
#*Virnetx Holding Corp.	8,900	26,878
*Virtusa Corp.	10,100	89,991
Visa, Inc.	19,202	1,575,140
*Vishay Intertechnology, Inc.	131,644	992,596
#*VistaPrint NV	6,600	369,666
*VMware, Inc. Class A	3,400	154,394
*Vocus, Inc.	3,500	56,420
*Volterra Semiconductor Corp.	7,200	140,328
Wayside Technology Group, Inc.	1,635	13,293
*Web.com Group, Inc.	11,150	62,217
*Websense, Inc.	12,900	239,037
*Western Digital Corp.	45,020	1,710,310
Western Union Co.	24,369	451,801
*Wireless Ronin Technologies, Inc.	2,900	9,048
*WPCS International, Inc.	500	1,525
*Wright Express Corp.	14,700	431,592
#Xerox Corp.	266,375	2,322,790
Xilinx, Inc.	12,900	304,182
*X-Rite, Inc.	12,234	30,463
*Yahoo!, Inc.	99,422	1,492,324
#*Zebra Technologies Corp. Class A	26,900	702,090
*ZiLOG, Inc.	400	1,424
*Zix Corp.	6,582	12,374
*Zoran Corp.	32,439	355,856
*Zygo Corp.	6,074	64,324

Total Information Technology		233,475,268

Materials — (4.5%)
A. Schulman, Inc.	11,019	248,148
A.M. Castle & Co.	9,800	95,060
*AEP Industries, Inc.	3,078	107,453
Air Products & Chemicals, Inc.	9,995	759,220
Airgas, Inc.	13,587	574,187
AK Steel Holding Corp.	26,175	532,399
Albemarle Corp.	41,550	1,484,166
Alcoa, Inc.	141,144	1,796,763
#Allegheny Technologies, Inc.	21,360	872,556
#AMCOL International Corp.	15,600	392,028
*American Pacific Corp.	1,938	13,954
American Vanguard Corp.	12,005	91,118
AptarGroup, Inc.	25,950	920,706

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Arabian American Development Co.	3,989	$9,374
Arch Chemicals, Inc.	13,700	383,052
Ashland, Inc.	35,427	1,431,605
Balchem Corp.	6,086	117,998
#Ball Corp.	14,200	721,218
Bemis Co., Inc.	34,050	955,443
*Boise, Inc.	28,200	145,512
*Brush Engineered Materials, Inc.	9,400	168,918
*Buckeye Technologies, Inc.	17,000	194,480
*BWAY Holding Co.	10,003	170,651
Cabot Corp.	45,400	1,170,412
#*Calgon Carbon Corp.	21,600	289,224
Carpenter Technology Corp.	20,701	554,787
Celanese Corp. Class A	7,868	228,959
*Century Aluminum Co.	40,300	456,196
CF Industries Holdings, Inc.	500	46,430
*Clearwater Paper Corp.	5,200	254,436
Cliffs Natural Resources, Inc.	28,590	1,142,170
#*Coeur d’Alene Mines Corp.	35,475	497,359
Commercial Metals Co.	52,671	723,700
Compass Minerals International, Inc.	3,700	233,248
*Core Molding Technologies, Inc.	1,000	2,990
*Crown Holdings, Inc.	12,300	292,863
Cytec Industries, Inc.	19,838	740,156
Deltic Timber Corp.	4,596	206,406
#*Domtar Corp.	20,420	991,799
Dow Chemical Co.	183,000	4,957,470
E.I. du Pont de Nemours & Co.	38,793	1,265,040
Eagle Materials, Inc.	20,507	467,765
Eastman Chemical Co.	17,000	961,010
#Ecolab, Inc.	8,652	379,823
Ferro Corp.	38,000	294,880
#*Flotek Industries, Inc.	2,944	4,357
FMC Corp.	10,200	519,588
*Freeport-McMoRan Copper & Gold, Inc. Class B	15,034	1,002,617
Friedman Industries, Inc.	5,121	28,166
*General Moly, Inc.	29,194	68,606
*Georgia Gulf Corp.	6,300	96,705
*Graphic Packaging Holding Co.	127,113	429,642
Greif, Inc. Class A	14,500	701,220
#Greif, Inc. Class B	5,417	262,887
H.B. Fuller Co.	22,710	454,654
Hawkins, Inc.	4,887	100,770
Haynes International, Inc.	5,100	149,379
*Headwaters, Inc.	27,200	149,328
#*Hecla Mining Co.	102,700	468,312
*Horsehead Holding Corp.	19,100	187,180
Huntsman Corp.	112,257	1,368,413
ICO, Inc.	12,162	93,891
Innophos Holdings, Inc.	9,778	191,258
*Innospec, Inc.	9,800	95,550
International Flavors & Fragrances, Inc.	8,200	326,114
International Paper Co.	173,200	3,968,012
#*Intrepid Potash, Inc.	5,010	122,695
Kaiser Aluminum Corp.	9,300	326,895
*KapStone Paper & Packaging Corp.	18,500	170,940
KMG Chemicals, Inc.	4,620	63,525
Koppers Holdings, Inc.	6,343	177,097
*Kronos Worldwide, Inc.	12,611	184,247
*Landec Corp.	11,412	72,466
#*Louisiana-Pacific Corp.	55,980	398,018

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*LSB Industries, Inc.	8,400	$110,460
Lubrizol Corp.	18,900	1,392,741
Martin Marietta Materials, Inc.	2,794	221,229
MeadWestavco Corp.	98,891	2,380,306
*Mercer International, Inc.	12,500	39,000
Minerals Technologies, Inc.	8,800	420,640
*Mines Management, Inc.	9,349	23,933
Monsanto Co.	18,755	1,423,129
Mosaic Co. (The)	12,695	679,309
Myers Industries, Inc.	22,535	205,970
Nalco Holding Co.	78,966	1,862,018
Neenah Paper, Inc.	5,500	76,560
NewMarket Corp.	6,400	577,408
Newmont Mining Corp.	26,543	1,137,633
NL Industries, Inc.	20,695	140,312
*Northern Technologies International Corp.	400	4,132
Nucor Corp.	24,700	1,007,760
Olin Corp.	36,150	596,475
Olympic Steel, Inc.	4,700	130,378
*OM Group, Inc.	13,300	433,846
*Omnova Solutions, Inc.	17,071	96,622
*Owens-Illinois, Inc.	1,152	31,357
P.H. Glatfelter Co.	25,885	357,213
Packaging Corp. of America	42,403	934,986
*Pactiv Corp.	36,500	823,075
Penford Corp.	6,200	63,612
*PolyOne Corp.	42,600	317,370
PPG Industries, Inc.	29,900	1,754,532
Praxair, Inc.	11,741	884,332
Quaker Chemical Corp.	4,600	80,454
Reliance Steel & Aluminum Co.	13,660	556,508
Rock-Tenn Co. Class A	15,926	679,881
*Rockwood Holdings, Inc.	34,193	749,169
Royal Gold, Inc.	14,860	633,333
RPM International, Inc.	64,800	1,211,760
*RTI International Metals, Inc.	11,700	289,575
Schnitzer Steel Industries, Inc. Class A	9,800	396,900
Schweitzer-Maudoit International, Inc.	7,466	561,742
Scotts Miracle-Gro Co. Class A (The)	11,100	440,670
Sealed Air Corp.	37,320	740,429
*Senomyx, Inc.	14,811	57,911
Sensient Technologies Corp.	27,300	708,435
Sigma-Aldrich Corp.	9,500	454,575
Silgan Holdings, Inc.	7,300	378,505
*Solitario Exploration & Royalty Corp.	1,000	2,350
*Solutia, Inc.	52,707	724,721
Sonoco Products Co.	35,178	976,541
Southern Copper Corp.	29,711	791,204
Spartech Corp.	14,100	142,269
Steel Dynamics, Inc.	34,718	527,019
Stepan Co.	4,529	264,856
#*Stillwater Mining Co.	42,100	423,105
Synalloy Corp.	4,403	35,092
Temple-Inland, Inc.	50,500	877,185
Terra Industries, Inc.	3,600	113,760
#Texas Industries, Inc.	11,897	403,784
#*Titanium Metals Corp.	81,213	944,507
*U.S. Concrete, Inc.	11,778	10,600
*U.S. Gold Corp.	43,900	97,897
*United States Lime & Minerals, Inc.	2,397	94,562
United States Steel Corp.	20,227	898,686

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Universal Stainless & Alloy Products, Inc.	1,700	$30,991
Valhi, Inc.	6,100	97,905
Valspar Corp.	55,470	1,468,846
Vulcan Materials Co.	10,100	446,319
Walter Energy, Inc.	4,052	263,056
Wausau Paper Corp.	23,041	203,222
Westlake Chemical Corp.	44,498	913,544
Weyerhaeuser Co.	78,100	3,116,190
Worthington Industries, Inc.	42,400	613,528
*WR Grace & Co.	19,600	468,048
Zep, Inc.	9,335	206,490
*Zoltek Cos., Inc.	14,700	122,745

Total Materials		81,870,871

Other — (0.0%)
*Avigen, Inc. Escrow Shares	370	—

Telecommunication Services — (2.9%)
#*AboveNet, Inc.	7,900	463,256
Alaska Communications Systems Group, Inc.	10,800	88,020
*American Tower Corp.	14,055	596,635
*Arbinet Corp.	3,756	8,376
AT&T, Inc.	958,884	24,317,298
Atlantic Tele-Network, Inc.	7,898	382,500
#*Cbeyond, Inc.	7,500	93,450
CenturyTel, Inc.	46,843	1,593,130
*Cincinnati Bell, Inc.	63,900	185,949
*Cogent Communications Group, Inc.	20,327	221,971
Consolidated Communications Holdings, Inc.	12,305	210,785
*Crown Castle International Corp.	13,070	482,806
*FiberTower Corp.	2,000	8,760
#Frontier Communications Corp.	89,980	684,748
*General Communications, Inc. Class A	30,061	178,262
*Global Crossing, Ltd.	18,074	252,494
HickoryTech Corp.	7,368	62,628
*IDT Corp. Class B	3,199	14,236
Iowa Telecommunications Services, Inc.	11,100	181,596
#*Leap Wireless International, Inc.	38,407	506,588
*MetroPCS Communications, Inc.	50,416	283,842
#*Neutral Tandem, Inc.	2,800	43,288
*NII Holdings, Inc.	36,702	1,201,623
NTELOS Holdings Corp.	7,185	116,756
*PAETEC Holding Corp.	69,000	218,730
*Premiere Global Services, Inc.	32,566	263,133
Qwest Communications International, Inc.	52,873	222,595
*SBA Communications Corp.	17,210	569,479
Shenandoah Telecommunications Co.	7,400	127,280
#*Sprint Nextel Corp.	440,247	1,444,010
*SureWest Communications	7,920	70,884
*Syniverse Holdings, Inc.	32,300	542,963
Telephone & Data Systems, Inc.	21,600	681,480
Telephone & Data Systems, Inc. Special Shares	23,815	676,822
*tw telecom, inc.	32,592	502,243
*United States Cellular Corp.	16,198	592,361
*USA Mobility, Inc.	12,649	131,423
Verizon Communications, Inc.	469,346	13,808,159
Warwick Valley Telephone Co.	1,175	15,046
#Windstream Corp.	54,633	563,266
*Xeta Corp.	660	2,026

Total Telecommunication Services		52,610,897

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (2.4%)
*AES Corp.	140,530	$1,774,894
AGL Resources, Inc.	15,250	538,172
Allegheny Energy, Inc.	10,318	216,162
ALLETE, Inc.	10,500	328,650
Alliant Energy Corp.	9,000	280,800
Ameren Corp.	19,700	503,335
American Electric Power Co., Inc.	17,900	620,235
American States Water Co.	5,500	182,710
*American Water Works Co., Inc.	2,800	61,040
#Aqua America, Inc.	10,400	172,536
Artesian Resources Corp.	2,003	35,353
Atmos Energy Corp.	19,100	527,542
Avista Corp.	16,500	336,270
Black Hills Corp.	12,900	335,142
#*Cadiz, Inc.	2,088	24,910
California Water Service Group	10,221	371,227
*Calpine Corp.	119,572	1,309,313
CenterPoint Energy, Inc.	29,246	407,982
Central Vermont Public Service Corp.	6,462	126,914
CH Energy Group, Inc.	8,000	316,400
Chesapeake Utilities Corp.	2,665	78,991
Cleco Corp.	13,400	347,328
#CMS Energy Corp.	43,600	661,412
Connecticut Water Services, Inc.	4,027	89,560
Consolidated Edison, Inc.	11,887	519,937
Constellation Energy Group, Inc.	5,438	175,539
Delta Natural Gas Co., Inc.	863	25,027
Dominion Resources, Inc.	26,579	995,649
DPL, Inc.	9,700	260,348
DTE Energy Co.	15,100	634,804
Duke Energy Corp.	53,203	879,446
#*Dynegy, Inc.	83,800	135,756
Edison International, Inc.	15,000	499,800
*El Paso Electric Co.	14,300	275,275
Empire District Electric Co.	11,300	208,033
Energen Corp.	900	39,555
Energy, Inc.	861	8,662
Entergy Corp.	8,180	624,216
EQT Corp.	10,200	449,004
Exelon Corp.	26,819	1,223,483
FirstEnergy Corp.	13,677	596,591
FPL Group, Inc.	18,600	906,936
Great Plains Energy, Inc.	26,479	472,915
Hawaiian Electric Industries, Inc.	18,100	358,018
IDACORP, Inc.	12,000	376,200
Integrys Energy Group, Inc.	14,221	595,149
#ITC Holdings Corp.	9,420	506,042
Laclede Group, Inc.	6,482	209,109
Maine & Maritimes Corp.	402	13,113
MDU Resources Group, Inc.	13,900	306,078
MGE Energy, Inc.	7,280	243,370
Middlesex Water Co.	7,442	128,374
*Mirant Corp.	89,204	1,255,100
National Fuel Gas Co.	5,867	275,280
New Jersey Resources Corp.	7,900	288,271
Nicor, Inc.	10,400	421,408
NiSource, Inc.	21,400	304,950
Northeast Utilities, Inc.	14,500	367,140
Northwest Natural Gas Co.	8,100	351,297
NorthWestern Corp.	11,900	290,955
*NRG Energy, Inc.	56,029	1,350,859

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
NSTAR	10,200	$350,268
NV Energy, Inc.	46,700	537,984
OGE Energy Corp.	18,300	662,826
Oneok, Inc.	8,100	341,739
#Ormat Technologies, Inc.	17,339	596,808
Pennichuck Corp.	2,277	45,472
Pepco Holdings, Inc.	18,200	298,844
PG&E Corp.	16,300	688,512
Piedmont Natural Gas Co.	14,300	367,081
Pinnacle West Capital Corp.	9,300	333,126
PNM Resources, Inc.	26,100	303,543
Portland General Electric Co.	15,600	304,200
PPL Corp.	15,117	445,800
#Progress Energy, Inc.	12,400	483,228
Public Service Enterprise Group, Inc.	80,651	2,467,114
Questar Corp.	41,000	1,700,680
*RRI Energy, Inc.	105,784	523,631
SCANA Corp.	7,500	267,075
Sempra Energy	10,780	547,085
*SJW Corp.	9,346	204,958
South Jersey Industries, Inc.	8,525	326,763
Southern Co.	35,459	1,134,688
Southwest Gas Corp.	13,100	362,477
Southwest Water Co.	7,600	46,056
TECO Energy, Inc.	36,400	566,748
UGI Corp.	20,746	508,484
UIL Holdings Corp.	8,700	236,379
Unisource Energy Corp.	10,724	329,656
Unitil Corp.	4,706	102,450
Vectren Corp.	17,200	400,416
Westar Energy, Inc.	22,900	488,457
WGL Holdings, Inc.	11,000	349,030
Wisconsin Energy Corp.	9,000	440,460
#Xcel Energy, Inc.	20,500	425,990
York Water Co.	3,657	48,565

Total Utilities		43,455,160

TOTAL COMMON STOCKS		1,620,582,046

RIGHTS/WARRANTS — (0.0%)
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	6,800	889
*West Coast Bancorp Rights 03/01/10	2,641	1,611

TOTAL RIGHTS/WARRANTS		2,500

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	12,111,365	12,111,365

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund LP	181,637,692	181,637,692
@Repurchase Agreement, Deutsche Bank 0.12% 02/01/10 (Collateralized by $740,409 FNMA 7.000%, 10/01/38, valued at $553,792) to be repurchased at $537,667	$538	537,662

TOTAL SECURITIES LENDING COLLATERAL		182,175,354

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $1,707,372,496)##	$1,814,871,265

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$241,872,062	$2,488	—	$241,874,550
Consumer Staples	105,417,875	—	—	105,417,875
Energy	157,588,147	—	—	157,588,147
Financials	308,655,984	392	—	308,656,376
Health Care	176,493,752	22,222	—	176,515,974
Industrials	219,116,928	—	—	219,116,928
Information Technology	233,475,268	—	—	233,475,268
Materials	81,870,871	—	—	81,870,871
Other	—	—	—	—
Telecommunication Services	52,610,897	—	—	52,610,897
Utilities	43,455,160	—	—	43,455,160
Rights/Warrants	889	1,611	—	2,500
Temporary Cash Investments	12,111,365	—	—	12,111,365
Securities Lending Collateral	—	182,175,354	—	182,175,354

TOTAL	$1,632,669,198	$182,202,067	—	$1,814,871,265

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.9%)
Consumer Discretionary — (15.2%)
*1-800-FLOWERS.COM, Inc.	60,839	$125,937
*4Kids Entertainment, Inc.	242,619	356,650
*99 Cents Only Stores	150,665	1,964,672
#Aaron’s, Inc.	115,400	3,215,044
Aaron’s, Inc. Class A	15,475	345,093
*AC Moore Arts & Crafts, Inc.	224,497	628,592
Acme United Corp.	7,700	68,530
*AFC Enterprises, Inc.	61,141	501,356
*AH Belo Corp.	48,060	293,647
*Aldila, Inc.	71,403	299,893
*Alloy, Inc.	37,874	292,387
Ambassadors Group, Inc.	43,244	489,955
Amcon Distributing Co.	2,269	122,639
*American Apparel, Inc.	158,957	449,848
#*American Axle & Manufacturing Holdings, Inc.	183,034	1,711,368
*American Biltrite, Inc.	3,955	7,119
#American Greetings Corp. Class A	50,900	940,632
#*American Public Education, Inc.	32,882	1,254,119
*America’s Car-Mart, Inc.	30,685	722,018
*Amerigon, Inc.	49,391	402,537
Ameristar Casinos, Inc.	132,623	1,964,147
#*AnnTaylor Stores Corp.	135,075	1,696,542
*ante4, Inc.	13,243	12,448
#Arbitron, Inc.	82,399	2,085,519
#*Arctic Cat, Inc.	43,481	364,371
Ark Restaurants Corp.	14,317	196,501
#*ArvinMeritor, Inc.	194,200	1,881,798
*Asbury Automotive Group, Inc.	233,957	2,589,904
*Ascent Media Corp.	9,800	252,546
*Atrinsic, Inc.	132,564	88,818
*Audiovox Corp. Class A	213,359	1,418,837
*Bakers Footwear Group, Inc.	24,144	26,558
*Ballantyne Strong, Inc.	28,304	94,252
#Barnes & Noble, Inc.	119,810	2,094,279
*Bassett Furniture Industries, Inc.	172,772	748,103
*Beasley Broadcast Group, Inc.	72,753	261,183
#*Beazer Homes USA, Inc.	97,119	378,764
bebe stores, inc.	192,136	1,187,400
Belo Corp.	235,799	1,565,705
*Benihana, Inc.	5,351	25,150
Big 5 Sporting Goods Corp.	49,474	722,815
#*BJ’s Restaurants, Inc.	98,114	2,074,130
#*Blockbuster, Inc. Class A	1,489,439	670,248
*Blue Nile, Inc.	33,400	1,721,770
*Bluegreen Corp.	83,365	203,411
Blyth, Inc.	20,310	570,508
Bob Evans Farms, Inc.	96,838	2,702,749
Bon-Ton Stores, Inc. (The)	129,659	1,134,516
Books-A-Million, Inc.	36,137	230,193
*Borders Group, Inc.	138,476	119,089
Bowl America, Inc. Class A	6,628	87,158
*Boyd Gaming Corp.	191,004	1,489,831
Brinker International, Inc.	204,506	3,337,538
*Brink’s Home Security Holdings, Inc.	105,271	4,316,111
*Broadview Institute, Inc.	200	624
*Brookfield Homes Corp.	62,563	454,207
Brown Shoe Co., Inc.	224,000	2,744,000
#Brunswick Corp.	203,000	2,178,190

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Buckle, Inc.	124,650	$3,781,881
#*Buffalo Wild Wings, Inc.	41,443	1,939,947
*Build-A-Bear-Workshop, Inc.	46,800	223,236
#*Cabela’s, Inc.	174,904	2,819,452
*Cache, Inc.	39,859	167,408
*California Coastal Communities, Inc.	138,138	193,393
#*California Pizza Kitchen, Inc.	55,668	768,218
#Callaway Golf Co.	199,200	1,486,032
*Cambium Learning Group, Inc.	46,165	181,888
*Canterbury Park Holding Corp.	10,475	74,687
#*Capella Education Co.	38,393	2,817,278
*Caribou Coffee Co., Inc.	44,646	322,791
*Carmike Cinemas, Inc.	200,360	1,448,603
*Carriage Services, Inc.	160,306	617,178
*Carrols Restaurant Group, Inc.	86,324	544,704
*Carter’s, Inc.	130,594	3,377,161
*Casual Male Retail Group, Inc.	98,527	275,876
Cato Corp. Class A	72,850	1,489,783
*Cavco Industries, Inc.	18,266	654,653
*CEC Entertainment, Inc.	86,216	2,861,509
*Charles & Colvard, Ltd.	54,978	65,974
*Charming Shoppes, Inc.	293,386	1,704,573
#*Cheesecake Factory, Inc.	138,400	2,925,776
#Cherokee, Inc.	20,166	323,664
*Chico’s FAS, Inc.	62,609	799,517
#*Children’s Place Retail Stores, Inc. (The)	64,963	2,065,823
Christopher & Banks Corp.	85,748	570,224
*Chromcraft Revington, Inc.	22,839	53,672
Churchill Downs, Inc.	39,193	1,422,706
Cinemark Holdings, Inc.	242,757	3,442,294
*Citi Trends, Inc.	34,743	1,081,550
CKE Restaurants, Inc.	125,500	1,049,180
*CKX, Inc.	37,731	153,188
*Coachmen Industries, Inc.	281,012	365,316
*Coast Distribution System, Inc.	46,830	184,042
#*Coinstar, Inc.	75,816	1,958,327
*Coldwater Creek, Inc.	210,326	938,054
*Collective Brands, Inc.	147,371	2,900,261
Collectors Universe, Inc.	60,699	580,889
#Columbia Sportswear Co.	77,956	3,225,819
*Comstock Homebuilding Companies, Inc.	4,766	3,665
*Concord Camera Corp.	113,476	425,536
#*Conn’s, Inc.	66,784	375,326
Cooper Tire & Rubber Co.	234,201	3,988,443
*Core-Mark Holding Co., Inc.	23,530	701,665
#*Corinthian Colleges, Inc.	191,674	2,683,436
*Cosi, Inc.	4,600	3,174
*Cost Plus, Inc.	191,623	229,948
CPI Corp.	14,745	198,468
Cracker Barrel Old Country Store, Inc.	52,711	1,948,199
*Craftmade International, Inc.	15,198	45,594
#*Crocs, Inc.	197,335	1,450,412
#*Crown Media Holdings, Inc.	54,717	77,151
CSS Industries, Inc.	28,400	492,172
*Culp, Inc.	34,401	447,557
*Cumulus Media, Inc.	891,664	2,184,577
*Cybex International, Inc.	400	500
*Daily Journal Corp.	200	12,950
*Dana Holding Corp.	319,923	3,298,406
#*Deckers Outdoor Corp.	35,900	3,524,303
*Decorator Industries, Inc.	19,872	19,872

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*dELiA*s, Inc.	28,201	$50,198
*Delta Apparel, Inc.	14,180	180,370
*Destination Maternity Corp.	12,613	306,874
Dillard’s, Inc.	160,616	2,659,801
*DineEquity, Inc.	63,288	1,439,169
*Dixie Group, Inc.	114,811	273,824
*Dolan Media Co.	65,936	651,448
*Domino’s Pizza, Inc.	134,358	1,518,245
*Dorman Products, Inc.	44,600	689,070
#Dover Downs Gaming & Entertainment, Inc.	43,715	153,003
Dover Motorsports, Inc.	58,912	131,963
#*Dress Barn, Inc. (The)	162,368	3,822,143
*Drew Industries, Inc.	49,600	922,560
*Drugstore.com, Inc.	230,497	654,611
#*DSW, Inc.	37,778	910,450
*Duckwall-ALCO Stores, Inc.	4,953	61,021
#*Eastman Kodak Co.	616,873	3,732,082
*EDCI Holdings, Inc.	20,657	130,346
Educational Development Corp.	12,004	72,024
*Einstein Noah Restaurant Group, Inc.	37,649	443,129
*ELXSI Corp.	1,800	1,863
*Emerson Radio Corp.	210,200	504,480
*Emmis Communications Corp. Class A	89,399	105,491
*Empire Resorts, Inc.	86,919	196,437
*Entercom Communications Corp.	93,000	786,780
*Entravision Communications Corp.	181,517	539,106
*Escalade, Inc.	41,465	102,419
*Ethan Allen Interiors, Inc.	91,334	1,323,430
*Ever-Glory International Group, Inc.	1,680	7,392
*EW Scripps Co.	97,825	665,210
*Exide Technologies	173,723	1,342,879
*Famous Dave’s of America, Inc.	20,364	127,275
*Federal Mogul Corp.	137,342	2,249,662
*Federal Screw Works	1,562	3,436
*FGX International Holdings, Ltd.	33,993	667,962
Finish Line, Inc. Class A	185,010	2,051,761
*Fisher Communications, Inc.	19,557	251,503
*Flanigan’s Enterprises, Inc.	5,680	34,932
Flexsteel Industries, Inc.	15,256	178,038
Foot Locker, Inc.	4,500	50,805
*Footstar, Inc.	22,800	9,120
FortuNet, Inc.	12,330	27,619
*Fossil, Inc.	112,540	3,674,431
*Franklin Electronic Publishers, Inc.	73,984	183,480
*Frederick’s of Hollywood Group, Inc.	3,755	4,544
Fred’s, Inc.	90,750	910,223
Frisch’s Restaurants, Inc.	22,210	531,930
#*Fuel Systems Solutions, Inc.	43,201	1,539,684
*Full House Resorts, Inc.	13,484	38,295
*Furniture Brands International, Inc.	175,356	904,837
*Gaiam, Inc.	27,114	174,885
*GameTech International, Inc.	12,400	19,840
Gaming Partners International Corp.	8,234	46,604
*Gander Mountain Co.	233,909	1,228,022
#*Gaylord Entertainment Co.	108,048	2,078,844
*Genesco, Inc.	66,700	1,572,786
*G-III Apparel Group, Ltd.	48,139	838,100
*Global Traffic Network, Inc.	7,750	34,410
*Golfsmith International Holdings, Inc.	1,318	3,031
*Gray Television, Inc.	93,363	184,859
*Gray Television, Inc. Class A	27,139	54,821

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Great Wolf Resorts, Inc.	227,308	$525,081
*Group 1 Automotive, Inc.	86,634	2,512,386
#*Gymboree Corp.	83,700	3,265,137
*Hallwood Group, Inc.	1,056	46,707
*Hampshire Group, Ltd.	8,000	28,000
Harman International Industries, Inc.	102,746	3,652,620
*Harris Interactive, Inc.	1,008,708	1,341,582
Harte-Hanks, Inc.	146,245	1,544,347
*Hastings Entertainment, Inc.	44,803	186,380
Haverty Furniture Cos., Inc.	43,700	538,821
Haverty Furniture Cos., Inc. Class A	2,200	27,368
*Hawk Corp.	21,800	378,666
*Heelys, Inc.	25,882	53,835
*Helen of Troy, Ltd.	69,411	1,636,017
#*hhgregg, Inc.	85,582	1,822,897
#*Hibbett Sporting Goods, Inc.	84,355	1,790,013
Hillenbrand, Inc.	142,239	2,610,086
Hooker Furniture Corp.	24,488	311,242
*Hot Topic, Inc.	101,738	584,994
#*Hovnanian Enterprises, Inc.	144,069	524,411
*HSN, Inc.	129,627	2,481,061
*Iconix Brand Group, Inc.	156,056	1,969,427
*Image Entertainment, Inc.	69,502	18,154
*Infosonics Corp.	41,850	43,942
*Insignia Systems, Inc.	16,051	74,477
International Speedway Corp.	64,326	1,653,821
*Interstate Hotels & Resorts, Inc.	416,075	923,686
*Interval Leisure Group, Inc.	129,622	1,648,792
#*iRobot Corp.	60,239	951,776
*Isle of Capri Casinos, Inc.	36,900	297,045
*J. Alexander’s Corp.	16,782	56,220
*J. Crew Group, Inc.	12,496	489,968
*Jack in the Box, Inc.	113,631	2,216,941
#*Jackson Hewitt Tax Service, Inc.	63,357	173,598
*Jaclyn, Inc.	2,235	14,472
*JAKKS Pacific, Inc.	69,875	768,625
Jarden Corp.	103,666	3,159,740
*Jo-Ann Stores, Inc.	90,254	3,160,695
*Johnson Outdoors, Inc.	13,358	141,728
Jones Apparel Group, Inc.	196,408	2,836,132
#*Jos. A. Bank Clothiers, Inc.	50,250	2,105,978
Journal Communications, Inc.	191,973	675,745
#*K12, Inc.	67,759	1,354,502
#KB Home	178,271	2,723,981
*Kenneth Cole Productions, Inc. Class A	22,449	229,878
*Kid Brands, Inc.	208,708	1,041,453
*Kirkland’s, Inc.	45,370	701,420
*Knology, Inc.	82,847	904,689
*Kona Grill, Inc.	864	3,110
•Koss Corp.	22,904	95,052
*Krispy Kreme Doughnuts, Inc.	155,221	437,723
KSW, Inc.	19,682	77,350
*K-Swiss, Inc. Class A	55,124	500,526
Lacrosse Footwear, Inc.	26,261	356,624
*Lakeland Industries, Inc.	13,418	113,114
*Lakes Entertainment, Inc.	27,650	68,848
*Landry’s Restaurants, Inc.	58,000	1,202,920
•*Lazare Kaplan International, Inc.	9,600	24,000
*La-Z-Boy, Inc.	181,740	1,844,661
*Leapfrog Enterprises, Inc.	84,137	278,493
•*Lear Corp.	84,700	—

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Learning Tree International, Inc.	42,681	$470,345
*Lee Enterprises, Inc.	508,131	2,154,475
Lennar Corp. Class B	3,335	40,654
*Liberty Media Corp. Capital Class A	306,878	7,945,071
*Liberty Media Corp. Capital Class B	1,993	51,958
#*Life Time Fitness, Inc.	95,192	2,279,848
*Lifetime Brands, Inc.	54,658	435,624
*LIN TV Corp.	357,814	1,706,773
*Lincoln Educational Services Corp.	61,835	1,281,221
*Lithia Motors, Inc.	162,170	1,264,926
*Live Nation Entertainment, Inc.	191,526	2,196,803
#*Liz Claiborne, Inc.	218,503	1,064,110
*LodgeNet Interactive Corp.	51,800	283,346
*Lodgian, Inc.	237,809	585,010
*Luby’s, Inc.	272,804	935,718
*Lumber Liquidators Holdings, Inc.	62,346	1,476,353
*M/I Homes, Inc.	42,600	439,632
*Mac-Gray Corp.	29,043	260,225
*Maidenform Brands, Inc.	53,367	797,837
Marcus Corp.	58,300	651,794
Marine Products Corp.	101,173	511,935
*MarineMax, Inc.	169,661	1,532,039
#*Martha Stewart Living Omnimedia, Inc.	64,423	285,394
#Matthews International Corp. Class A	90,967	3,079,233
*MAXXAM, Inc.	253	373,175
*McClatchy Co. (The)	130,900	700,315
*McCormick & Schmick’s Seafood Restaurants, Inc.	32,620	269,767
McRae Industries, Inc. Class A	2,500	29,162
MDC Holdings, Inc.	108,026	3,629,674
*Meade Instruments Corp.	18,323	59,550
*Media General, Inc.	80,211	653,720
*Mediacom Communications Corp.	94,896	394,767
Men’s Wearhouse, Inc. (The)	130,732	2,634,250
Meredith Corp.	83,100	2,574,438
*Meritage Homes Corp.	69,649	1,559,441
*Midas, Inc.	33,391	275,476
*Modine Manufacturing Co.	334,743	3,183,406
*Monarch Casino & Resort, Inc.	34,785	248,713
Monro Muffler Brake, Inc.	58,634	2,006,455
*Morgan’s Foods, Inc.	800	2,640
*Morgans Hotel Group Co.	68,177	273,390
*Morton’s Restaurant Group, Inc.	63,710	244,009
*Motorcar Parts of America, Inc.	3,900	22,308
Movado Group, Inc.	53,700	586,941
*MTR Gaming Group, Inc.	58,825	104,120
*Multimedia Games, Inc.	229,779	1,132,810
*Nathan’s Famous, Inc.	18,305	275,490
National CineMedia, Inc.	96,893	1,451,457
National Presto Industries, Inc.	14,719	1,685,620
*Nautilus, Inc.	231,922	582,124
*Navarre Corp.	80,210	158,816
*New Frontier Media, Inc.	3,200	6,752
*New York & Co., Inc.	136,000	489,600
#*New York Times Co. Class A (The)	316,046	4,083,314
*Nexstar Broadcasting Group, Inc.	14,021	64,216
*Nobel Learning Communities, Inc.	16,425	110,704
*Nobility Homes, Inc.	13,683	141,756
#Nutri/System, Inc.	71,147	1,448,553
*O’Charley’s, Inc.	70,818	524,053
*Office Depot, Inc.	535,500	3,041,640
*OfficeMax, Inc.	175,438	2,275,431

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orbitz Worldwide, Inc.	192,661	$1,182,939
#*Orient-Express Hotels, Ltd.	175,600	1,713,856
#*Orleans Homebuilders, Inc.	167,606	244,705
*Outdoor Channel Holdings, Inc.	48,546	245,157
#*Overstock.com, Inc.	52,200	619,092
Oxford Industries, Inc.	95,021	1,695,175
*P & F Industries, Inc. Class A	9,766	25,929
#*P.F. Chang’s China Bistro, Inc.	65,836	2,541,270
*Pacific Sunwear of California, Inc.	151,286	532,527
*Palm Harbor Homes, Inc.	258,463	529,849
*Papa John’s International, Inc.	86,762	2,047,583
#*Peet’s Coffee & Tea, Inc.	37,657	1,231,384
#*Penske Automotive Group, Inc.	201,307	2,830,376
Pep Boys - Manny, Moe & Jack (The)	188,286	1,572,188
*Perfumania Holdings, Inc.	2,175	13,485
*Perry Ellis International, Inc.	72,977	1,169,821
#PetMed Express, Inc.	65,365	1,204,677
*Phoenix Footwear Group, Inc.	125,161	62,580
*Pier 1 Imports, Inc.	682,993	3,483,264
*Pinnacle Entertainment, Inc.	120,400	982,464
*Playboy Enterprises, Inc. Class B	68,621	223,704
*Point.360	4,284	5,955
#Polaris Industries, Inc.	124,600	5,508,566
#Pool Corp.	112,605	2,067,428
#*Pre-Paid Legal Services, Inc.	39,650	1,580,846
Primedia, Inc.	54,084	166,579
*Princeton Review, Inc.	143,936	608,849
*Pulte Homes, Inc.	34,774	365,822
*Q.E.P. Co., Inc.	10,314	103,140
*Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	92,988
*Quiksilver, Inc.	282,921	571,500
*Radio One, Inc. Class D	1,166,897	3,745,739
RadioShack Corp.	45,594	889,995
#*Raser Technologies, Inc.	85,097	85,948
*RC2 Corp.	97,176	1,396,419
*RCN Corp.	201,714	1,978,814
*Reading International, Inc. Class A	23,403	94,548
*Reading International, Inc. Class B	2,710	17,303
*Red Lion Hotels Corp.	58,900	349,277
*Red Robin Gourmet Burgers, Inc.	32,628	601,334
*Regent Communications, Inc.	646,603	84,058
#Regis Corp.	147,679	2,352,526
*Rent-A-Center, Inc.	143,945	2,878,900
*Rentrak Corp.	31,013	518,227
*Retail Ventures, Inc.	112,549	931,906
*Rex Stores Corp.	22,800	344,280
RG Barry Corp.	24,347	215,471
#*RHI Entertainment, Inc.	1,100	420
*Rick’s Cabaret International, Inc.	20,154	224,516
#*Riviera Holdings Corp.	10,000	4,800
*Rockford Corp.	25,270	7,960
*Rocky Brands, Inc.	100,770	865,614
*Rubio’s Restaurants, Inc.	16,295	126,286
#*Ruby Tuesday, Inc.	191,652	1,324,315
*Ruth’s Hospitality Group, Inc.	53,174	148,355
#Ryland Group, Inc.	100,836	2,244,609
*Saga Communications, Inc.	14,957	195,937
*Saks, Inc.	366,505	2,360,292
*Salem Communications Corp.	141,441	756,709
*Sally Beauty Holdings, Inc.	445,683	3,716,996
Scholastic Corp.	114,133	3,412,577

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Scientific Games Corp.	195,748	$2,756,132
*Sealy Corp.	246,800	735,464
*Select Comfort Corp.	123,139	796,709
Service Corp. International	406,120	3,114,940
*Shiloh Industries, Inc.	228,236	1,027,062
*Shoe Carnival, Inc.	31,379	573,294
*Shuffle Master, Inc.	123,351	1,096,590
*Shutterfly, Inc.	58,441	924,537
*Silverleaf Resorts, Inc.	13,823	10,782
*Sinclair Broadcast Group, Inc. Class A	477,686	2,412,314
*Skechers U.S.A., Inc. Class A	77,400	2,171,844
Skyline Corp.	48,720	892,063
*Smith & Wesson Holding Corp.	124,878	494,517
Sonesta International Hotels Corp. Class A	1,212	15,089
*Sonic Automotive, Inc.	87,400	834,670
*Sonic Corp.	134,313	1,132,259
#Sotheby’s Class A	157,872	3,668,945
*Spanish Broadcasting System, Inc.	469,252	389,479
Spartan Motors, Inc.	72,307	433,842
*Spectrum Group International, Inc.	91,217	173,312
Speedway Motorsports, Inc.	100,030	1,662,499
*Sport Chalet, Inc. Class A	28,974	55,051
*Sport Chalet, Inc. Class B	4,108	8,914
Sport Supply Group, Inc.	38,600	458,954
*Sport-Haley, Inc.	2,900	1,740
*Sports Club Co., Inc. (The)	19,000	12,920
Stage Stores, Inc.	136,983	1,769,820
*Stamps.com, Inc.	52,923	467,839
*Standard Motor Products, Inc.	154,240	1,209,242
*Standard Pacific Corp.	241,800	877,734
*Stanley Furniture, Inc.	22,425	218,644
*Star Buffet, Inc.	2,700	7,884
*Steak n Shake Co. (The)	5,179	1,663,702
*Stein Mart, Inc.	98,347	776,941
*Steiner Leisure, Ltd.	33,516	1,335,277
*Steinway Musical Instruments, Inc.	22,097	360,181
*Steven Madden, Ltd.	52,200	2,095,308
Stewart Enterprises, Inc.	247,399	1,254,313
*Stoneridge, Inc.	99,832	696,827
*Strattec Security Corp.	11,272	223,862
#Sturm Ruger & Co., Inc.	60,400	629,368
#Superior Industries International, Inc.	96,004	1,412,219
*Syms Corp.	32,230	252,039
Systemax, Inc.	103,968	1,822,559
#*Talbots, Inc.	126,571	1,425,189
*Tandy Brands Accessories, Inc.	14,700	43,365
*Tandy Leather Factory, Inc.	200	740
*Tempur-Pedic International, Inc.	164,763	4,100,951
*Tenneco, Inc.	131,925	2,332,434
#*Texas Roadhouse, Inc.	154,715	1,799,335
Thor Industries, Inc.	121,991	3,873,214
*Timberland Co. Class A	149,530	2,571,916
*Town Sports International Holdings, Inc.	78,479	185,210
#*Tractor Supply Co.	69,356	3,500,397
*Trans World Entertainment Corp.	482,936	627,817
#*True Religion Apparel, Inc.	63,307	1,222,458
*TRW Automotive Holdings Corp.	128,742	2,964,928
*Tuesday Morning Corp.	107,105	468,049
Tupperware Corp.	72,534	3,079,794
*Ulta Salon Cosmetics & Fragrance, Inc.	133,163	2,583,362
#*Under Armour, Inc. Class A	86,220	2,189,988

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Unifi, Inc.	508,247	$1,697,545
UniFirst Corp.	37,926	1,905,402
*Universal Electronics, Inc.	40,253	956,814
*Universal Technical Institute, Inc.	52,120	957,444
*US Auto Parts Network, Inc.	44,792	264,273
#*Vail Resorts, Inc.	83,400	2,810,580
*Valassis Communications, Inc.	110,594	2,314,732
Value Line, Inc.	27,212	690,368
*ValueVision Media, Inc.	282,118	1,162,326
*VCG Holding Corp.	30,155	64,833
#*Volcom, Inc.	56,014	883,341
*WABCO Holdings, Inc.	140,934	3,643,144
*Walking Co. Holdings, Inc. (The)	3,061	1,898
*Warnaco Group, Inc.	133,817	5,181,394
*Warner Music Group Corp.	411,543	1,987,753
*Waxman Industries, Inc.	600	1,680
*Wells-Gardner Electronics Corp.	31,549	77,295
*West Marine, Inc.	149,009	1,250,186
*Wet Seal, Inc. (The)	214,663	719,121
#Weyco Group, Inc.	42,870	967,147
*Williams Controls, Inc.	10,571	79,811
Williams-Sonoma, Inc.	38,487	730,483
*Winmark Corp.	22,548	499,213
*Winnebago Industries, Inc.	66,830	798,618
#*WisdomTree Investments, Inc.	4,500	9,675
Wolverine World Wide, Inc.	146,900	3,885,505
World Wrestling Entertainment, Inc.	63,500	1,016,000
#*Xanadoo Co.	170	97,750
*Zale Corp.	7,500	16,350
#*Zumiez, Inc.	69,610	886,135

Total Consumer Discretionary		484,684,194

Consumer Staples — (3.4%)
Alico, Inc.	20,330	521,261
#*Alliance One International, Inc.	446,970	2,275,077
*American Italian Pasta Co.	50,159	1,718,447
Andersons, Inc. (The)	50,510	1,362,760
Arden Group, Inc. Class A	3,436	349,544
B&G Foods, Inc.	113,177	1,016,329
*Bare Escentuals, Inc.	211,566	3,844,154
*Boston Beer Co., Inc. Class A	26,900	1,233,365
Bridgford Foods Corp.	5,451	53,692
*Cagle’s, Inc. Class A	13,112	57,562
#Calavo Growers, Inc.	41,933	702,797
#Cal-Maine Foods, Inc.	59,265	1,935,002
Casey’s General Stores, Inc.	137,677	4,223,930
CCA Industries, Inc.	12,941	71,564
*Central European Distribution Corp.	58,567	1,877,072
*Central Garden & Pet Co.	70,866	676,062
*Central Garden & Pet Co. Class A	174,462	1,533,521
*Chattem, Inc.	54,784	5,120,113
*Chiquita Brands International, Inc.	130,396	1,912,909
Coca-Cola Bottling Co.	30,339	1,531,209
#*Coffee Holding Co., Inc.	12,300	47,970
*Craft Brewers Alliance, Inc.	21,445	50,396
*Darling International, Inc.	221,100	1,722,369
#Diamond Foods, Inc.	37,486	1,346,497
*Diedrich Coffee, Inc.	20,802	719,749
*Elizabeth Arden, Inc.	75,700	1,174,864
Farmer Brothers Co.	35,365	607,924
*Fresh Del Monte Produce, Inc.	146,264	2,973,547

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Glacier Water Services, Inc.	3,500	$109,375
Golden Enterprises, Inc.	33,131	111,320
#*Great Atlantic & Pacific Tea Co.	134,168	1,004,918
Griffin Land & Nurseries, Inc. Class A	20,416	564,094
*Hain Celestial Group, Inc.	107,495	1,718,845
*Harbinger Group, Inc.	28,992	207,003
*HQ Sustainable Maritime Industries, Inc.	29,341	206,561
*IGI Labratories, Inc.	934	607
Imperial Sugar Co.	28,120	460,887
Ingles Markets, Inc.	34,159	483,691
Inter Parfums, Inc.	82,622	1,099,699
J & J Snack Foods Corp.	50,617	2,116,297
*Katy Industries, Inc.	11,399	19,264
Lancaster Colony Corp.	86,132	4,698,501
Lance, Inc.	84,474	1,878,702
#*Lifeway Foods, Inc.	53,714	641,882
Mannatech, Inc.	51,194	155,118
*Medifast, Inc.	33,438	556,743
*MGP Ingredients, Inc.	38,161	250,718
Nash-Finch Co.	35,040	1,208,880
*National Beverage Corp.	126,279	1,455,997
*Natural Alternatives International, Inc.	20,009	153,169
Nature’s Sunshine Products, Inc.	35,884	296,402
*NBTY, Inc.	95,600	4,257,068
Nu Skin Enterprises, Inc. Class A	180,500	4,194,820
*Nutraceutical International Corp.	24,296	315,605
Oil-Dri Corp. of America	21,255	337,529
*Omega Protein Corp.	42,823	184,139
*Orchids Paper Products Co.	22,317	411,302
*Overhill Farms, Inc.	35,314	155,735
*Pantry, Inc.	40,200	541,494
*Parlux Fragrances, Inc.	60,346	102,588
*PC Group, Inc.	33,567	11,077
*Physicians Formula Holdings, Inc.	28,145	65,015
*Pilgrim’s Pride Corp.	118,500	1,051,095
*Pizza Inn, Inc.	8,932	15,452
*Prestige Brands Holdings, Inc.	162,939	1,266,036
PriceSmart, Inc.	79,468	1,590,155
*Reddy Ice Holdings, Inc.	51,625	258,125
Reliv’ International, Inc.	29,422	88,266
*Revlon, Inc.	93,930	1,447,461
Rocky Mountain Chocolate Factory, Inc.	8,084	70,331
#Ruddick Corp.	127,092	3,603,058
Sanderson Farms, Inc.	54,500	2,547,875
*Sanfilippo (John B.) & Son, Inc.	67,512	1,029,558
*Scheid Vineyards, Inc.	440	6,479
Schiff Nutrition International, Inc.	42,663	341,304
*Seneca Foods Corp.	15,302	413,154
*Seneca Foods Corp. Class B	2,800	75,600
*Smart Balance, Inc.	114,213	635,024
Spartan Stores, Inc.	57,276	775,517
*Star Scientific, Inc.	179,695	125,786
Stephan Co. (The)	3,400	7,990
*Susser Holdings Corp.	28,940	255,251
Tasty Baking Co.	123,937	853,926
*Tofutti Brands, Inc.	19,440	30,132
#Tootsie Roll Industries, Inc.	104,336	2,715,866
#*TreeHouse Foods, Inc.	76,276	2,954,932
*United Natural Foods, Inc.	109,213	2,960,764
United-Guardian, Inc.	7,500	85,275
#Universal Corp.	69,300	3,145,527

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*USANA Health Sciences, Inc.	51,660	$1,468,177
#Vector Group, Ltd.	174,596	2,442,598
Village Super Market, Inc.	29,118	757,068
WD-40 Co.	46,789	1,439,698
Weis Markets, Inc.	71,503	2,539,072
*Winn-Dixie Stores, Inc.	120,398	1,219,632

Total Consumer Staples		108,850,915

Energy — (4.8%)
*Abraxas Petroleum Corp.	118,900	233,044
Adams Resources & Energy, Inc.	16,018	336,378
#*Allis-Chalmers Energy, Inc.	317,387	1,158,463
#Alon USA Energy, Inc.	141,186	1,010,892
*American Oil & Gas, Inc.	134,905	546,365
*Approach Resources, Inc.	22,757	182,284
*Arena Resources, Inc.	88,400	3,389,256
*Atlas Energy, Inc.	107,248	3,244,252
*ATP Oil & Gas Corp.	153,347	2,218,931
*Barnwell Industries, Inc.	22,706	86,510
*Basic Energy Services, Inc.	78,600	738,054
#Berry Petroleum Corp. Class A	114,400	3,097,952
*Bill Barrett Corp.	104,600	3,242,600
*BioFuel Energy, Corp.	27,470	84,608
*Bolt Technology Corp.	25,100	251,000
*Boots & Coots, Inc.	190,500	293,370
#*BPZ Resources, Inc.	264,699	1,572,312
*Brigham Exploration Co.	227,765	2,970,056
*Bristow Group, Inc.	81,800	2,920,260
*Bronco Drilling Co., Inc.	145,914	732,488
*Cal Dive International, Inc.	249,831	1,758,810
*Callon Petroleum Co.	45,262	103,650
#CARBO Ceramics, Inc.	66,655	4,393,898
#*Carrizo Oil & Gas, Inc.	71,396	1,713,504
*Cheniere Energy, Inc.	89,960	256,386
*Clayton Williams Energy, Inc.	31,976	1,049,452
*Clean Energy Fuels Corp.	137,301	2,298,419
*Complete Production Services, Inc.	177,421	2,223,085
*Contango Oil & Gas Co.	43,550	2,123,063
*CREDO Petroleum Corp.	21,378	192,402
*Crosstex Energy, Inc.	106,936	828,754
*CVR Energy, Inc.	198,356	1,590,815
*Dawson Geophysical Co.	19,100	414,279
Delek US Holdings, Inc.	107,400	749,652
#*Delta Petroleum Corp.	590,451	749,873
*Double Eagle Petroleum Co.	12,893	56,858
*Encore Acquisition Co.	3,154	150,193
*ENGlobal Corp.	79,900	245,293
*Evolution Petroleum Corp.	54,615	247,952
#*Exterran Holdings, Inc.	143,700	2,914,236
*FieldPoint Petroleum Corp.	8,139	18,801
#Frontier Oil Corp.	185,517	2,311,542
*FX Energy, Inc.	93,441	276,585
General Maritime Corp.	104,084	805,610
*Geokinetics, Inc.	23,526	230,555
*GeoMet, Inc.	151,509	165,145
*GeoResources, Inc.	42,133	538,460
*Global Industries, Ltd.	260,267	1,814,061
#*GMX Resources, Inc.	71,765	759,991
#*Goodrich Petroleum Corp.	82,300	1,714,309
#*Green Plains Renewable Energy, Inc.	19,330	252,450
#*GreenHunter Energy, Inc.	2,286	2,858

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Gulf Island Fabrication, Inc.	37,151	$648,656
*GulfMark Offshore, Inc.	62,114	1,524,899
*Gulfport Energy Corp.	98,171	1,015,088
*Harvest Natural Resources, Inc.	107,300	481,777
*Helix Energy Solutions Group, Inc.	239,169	2,537,583
*Hercules Offshore, Inc.	264,019	1,029,674
*HKN, Inc.	57,493	168,454
#Holly Corp.	115,523	3,015,150
#*Hornbeck Offshore Services, Inc.	69,700	1,499,247
Houston American Energy Corp.	92,016	721,405
*International Coal Group, Inc.	354,535	1,265,690
*ION Geophysical Corp.	282,950	1,344,012
*James River Coal Co.	63,397	992,163
*Key Energy Services, Inc.	284,932	2,755,292
*Kodiak Oil & Gas Corp.	273,203	644,759
Lufkin Industries, Inc.	40,012	2,535,961
*Mariner Energy, Inc.	234,223	3,384,522
*Matrix Service Co.	79,194	799,067
#*McMoran Exploration Co.	189,279	2,878,934
*Meridian Resource Corp.	1,816,929	508,740
*Mexco Energy Corp.	2,060	18,334
*Mitcham Industries, Inc.	23,283	172,294
*National Coal Corp.	61,920	48,223
*Natural Gas Services Group, Inc.	28,989	455,417
*Newpark Resources, Inc.	237,600	948,024
*Northern Oil & Gas, Inc.	99,639	1,101,011
*Oil States International, Inc.	94,200	3,470,328
*OMNI Energy Services Corp.	17,900	27,745
#Overseas Shipholding Group, Inc.	61,500	2,743,515
*OYO Geospace Corp.	13,126	491,831
Panhandle Oil & Gas, Inc.	21,758	503,698
*Parker Drilling Co.	264,547	1,272,471
#*Patriot Coal Corp.	198,694	3,077,770
Penn Virginia Corp.	103,485	2,511,581
*Petroleum Development Corp.	43,433	910,356
#*PetroQuest Energy, Inc.	144,096	783,882
*PHI, Inc. Non-Voting	32,500	632,450
*PHI, Inc. Voting	2,545	49,628
*Pioneer Drilling Co.	124,507	989,831
*Pyramid Oil Co.	10,297	46,851
#*Rentech, Inc.	136,833	162,831
*Rex Energy Corp.	84,729	1,049,792
*Rosetta Resources, Inc.	120,387	2,475,157
#*Royale Energy, Inc.	10,018	23,642
RPC, Inc.	277,500	3,427,125
*SEACOR Holdings, Inc.	37,683	2,647,231
Southern Union Co.	1	16
#St. Mary Land & Exploration Co.	79,006	2,531,352
*Stone Energy Corp.	110,994	1,769,244
*Superior Energy Services, Inc.	156,299	3,590,188
*Superior Well Services, Inc.	70,611	1,117,772
*Swift Energy Corp.	86,000	2,155,160
*Syntroleum Corp.	140,860	319,752
*T-3 Energy Services, Inc.	28,951	652,845
*Tetra Technologies, Inc.	173,490	1,814,705
*TGC Industries, Inc.	39,463	158,247
Toreador Resources Corp.	49,371	622,568
*Trico Marine Services, Inc.	102,266	357,931
#*Tri-Valley Corp.	60,749	114,208
*Union Drilling, Inc.	107,224	779,518
*Unit Corp.	67,000	3,051,180

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Uranium Energy Corp.	131,004	$394,322
*USEC, Inc.	405,363	1,621,452
VAALCO Energy, Inc.	157,200	664,956
*Venoco, Inc.	120,643	1,391,014
#*Verenium Corp.	9,976	51,875
W&T Offshore, Inc.	173,016	1,541,573
*Warren Resources, Inc.	137,941	318,644
#*Western Refining, Inc.	116,035	530,280
*Westmoreland Coal Co.	20,635	211,509
#*Willbros Group, Inc.	71,026	1,085,988
#World Fuel Services Corp.	136,660	3,283,940

Total Energy		151,182,346

Financials — (11.5%)
*1st Constitution Bancorp	1,570	9,105
1st Source Corp.	56,624	863,516
21st Century Holding Co.	29,065	117,132
Abington Bancorp, Inc.	43,274	308,976
Access National Corp.	17,671	103,375
Advance America Cash Advance Centers, Inc.	147,851	714,120
Advanta Corp. Class A	68,012	1,377
*Affirmative Insurance Holdings, Inc.	82,687	358,862
Alliance Bancorp, Inc. of Pennsylvania	2,151	17,853
Alliance Financial Corp.	11,748	299,222
*Altisource Portfolio Solutions SA	50,206	1,152,228
#*Amcore Financial, Inc.	161,406	140,423
Ameriana Bancorp	2,912	9,406
American Capital, Ltd.	561,654	2,072,502
American Equity Investment Life Holding Co.	209,857	1,540,350
*American Independence Corp.	8,100	36,855
American National Bankshares, Inc.	21,579	407,627
American Physicians Capital, Inc.	40,417	1,121,985
American Physicians Services Group, Inc.	100	2,291
American River Bankshares	6,126	49,008
*American Safety Insurance Holdings, Ltd.	23,845	327,869
*American Spectrum Realty, Inc.	1,926	44,298
#*AmericanWest Bancorporation	187,441	123,711
#*AmeriCredit Corp.	136,305	2,858,316
Ameris Bancorp	32,924	307,510
*AMERISAFE, Inc.	43,920	759,816
*AmeriServe Financial, Inc.	299,665	440,508
AmTrust Financial Services, Inc.	140,971	1,687,423
#*Anchor Bancorp Wisconsin, Inc.	2,800	3,500
*Argo Group International Holdings, Ltd.	70,968	1,897,684
Arrow Financial Corp.	35,121	912,444
ASB Financial Corp.	900	10,800
*Asset Acceptance Capital Corp.	104,727	609,511
Assured Guaranty, Ltd.	100,206	2,270,668
ASTA Funding, Inc.	31,975	199,524
#Astoria Financial Corp.	232,925	3,074,610
*Atlantic American Corp.	21,640	28,132
*Atlantic Southern Financial Group, Inc.	2,100	4,410
Auburn National Bancorporation, Inc.	2,200	43,054
*Avatar Holdings, Inc.	31,009	525,292
*B of I Holding, Inc.	8,800	104,456
Baldwin & Lyons, Inc.	1,200	27,480
Baldwin & Lyons, Inc. Class B	29,641	705,159
BancFirst Corp.	42,644	1,718,553
Bancinsurance Corp.	5,600	28,280
Bancorp Rhode Island, Inc.	10,178	251,091
*Bancorp, Inc.	53,641	392,116

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#BancTrust Financial Group, Inc.	31,764	$123,880
Bank Mutual Corp.	93,741	626,190
Bank of Commerce Holdings	4,200	22,680
#*Bank of Florida Corp.	103,141	124,801
*Bank of Granite Corp.	2,923	4,881
Bank of Kentucky Financial Corp.	300	5,475
#Bank of the Ozarks, Inc.	45,710	1,354,387
BankAtlantic Bancorp, Inc.	431,145	633,783
BankFinancial Corp.	66,954	639,411
#Banner Corp.	116,428	344,627
Bar Harbor Bankshares	10,274	277,501
BCB Bancorp, Inc.	600	5,550
*BCSB Bancorp, Inc.	1,200	10,680
Beacon Federal Bancorp, Inc.	2,400	20,352
*Beneficial Mutual Bancorp, Inc.	163,920	1,476,919
*Berkshire Bancorp, Inc.	10,144	59,850
Berkshire Hills Bancorp, Inc.	24,569	406,617
#*BFC Financial Corp.	125,709	49,026
BGC Partners, Inc. Class A	131,761	536,267
*BNCCORP, Inc.	3,900	13,650
#Boston Private Financial Holdings, Inc.	142,392	1,020,951
Bridge Bancorp, Inc.	2,900	68,382
*Broadpoint Gleacher Securities, Inc.	271,146	1,098,141
Brookline Bancorp, Inc.	165,293	1,654,583
Brooklyn Federal Bancorp, Inc.	8,395	72,869
Bryn Mawr Bank Corp.	36,170	579,082
C&F Financial Corp.	637	12,428
Cadence Financial Corp.	34,705	64,204
Calamos Asset Management, Inc.	43,164	558,974
California First National Bancorp	13,100	169,121
Camco Financial Corp.	9,661	29,080
Camden National Corp.	32,569	945,152
Capital Bank Corp.	2,560	10,547
#Capital City Bank Group, Inc.	43,890	525,802
Capital Properties, Inc.	1,300	12,025
—Capital Properties, Inc. Class B	1,300	—
Capital Southwest Corp.	4,549	370,516
CapitalSource, Inc.	743,604	3,561,863
#Capitol Bancorp, Ltd.	30,070	69,161
Cardinal Financial Corp.	75,486	704,284
*Cardtronics, Inc.	93,662	1,019,979
Carver Bancorp, Inc.	600	4,356
Cascade Financial Corp.	16,389	36,220
Cash America International, Inc.	81,090	3,048,173
Cathay General Bancorp	103,091	987,612
Center Bancorp, Inc.	36,516	302,352
*Center Financial Corp.	38,099	181,351
CenterState Banks of Florida, Inc.	10,290	113,807
Central Bancorp, Inc.	2,887	24,525
#*Central Pacific Financial Corp.	83,200	134,784
Central Virginia Bankshares, Inc.	317	1,165
Centrue Financial Corp.	2,305	7,169
Century Bancorp, Inc. Class A	3,984	83,943
CFS Bancorp, Inc.	186,753	653,636
Charter Financial Corp.	23,869	238,690
Chemical Financial Corp.	67,063	1,421,065
*Chicopee Bancorp, Inc.	7,929	102,681
Citizens Community Bancorp, Inc.	1,095	4,572
#*Citizens First Bancorp, Inc.	164,931	110,504
*Citizens First Corp.	400	2,100
Citizens Holding Co.	1,362	27,839

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Citizens Republic Bancorp, Inc.	199,449	$151,581
Citizens South Banking Corp.	700	3,297
#*Citizens, Inc.	114,260	736,977
#City Holding Co.	47,630	1,497,011
CKX Lands, Inc.	3,925	48,219
Clifton Savings Bancorp, Inc.	45,194	386,409
*CNA Surety Corp.	116,631	1,632,834
CNB Financial Corp.	14,452	216,202
CoBiz Financial, Inc.	41,974	224,141
Codorus Valley Bancorp, Inc.	767	4,357
Cohen & Steers, Inc.	102,500	2,084,850
Colony Bankcorp, Inc.	10,672	39,913
Columbia Banking System, Inc.	64,612	1,226,982
Comm Bancorp, Inc.	1,132	22,074
Commercial National Financial Corp.	3,800	66,500
Commonwealth Bankshares, Inc.	4,198	7,766
#Community Bank System, Inc.	80,094	1,674,766
Community Capital Corp.	8,552	25,228
*Community Central Bank Corp.	1,764	3,528
Community Trust Bancorp, Inc.	41,448	1,049,878
*Community West Bancshares	6,650	19,950
CompuCredit Holdings Corp.	173,929	580,923
#*Conseco, Inc.	565,360	2,691,114
Consolidated-Tokoma Land Co.	13,849	458,125
#*Corus Bankshares, Inc.	372,182	15,632
*Cowen Group, Inc.	57,875	286,481
#*Cowlitz Bancorporation	1,870	1,496
*Crawford & Co. Class A	46,910	122,435
*Crawford & Co. Class B	29,920	103,822
*Credit Acceptance Corp.	50,148	2,668,877
*Crescent Financial Corp.	100	316
#CVB Financial Corp.	244,068	2,338,171
Danvers Bancorp, Inc.	49,097	669,683
#*Dearborn Bancorp, Inc.	69,961	113,337
Delphi Financial Group, Inc. Class A	110,775	2,243,194
Diamond Hill Investment Group, Inc.	753	44,231
Dime Community Bancshares, Inc.	99,903	1,207,827
*Dollar Financial Corp.	55,277	1,246,496
Donegal Group, Inc. Class A	53,259	785,570
Donegal Group, Inc. Class B	5,380	92,644
#*Doral Financial Corp.	22,231	78,920
Duff & Phelps Corp.	60,895	988,935
East West Bancorp, Inc.	210,213	3,453,800
Eastern Insurance Holdings, Inc.	18,429	155,356
Eastern Virginia Bankshares, Inc.	500	3,795
ECB Bancorp, Inc.	1,130	13,052
*eHealth, Inc.	49,463	900,227
EMC Insurance Group, Inc.	39,961	826,393
#*Employers Holdings, Inc.	104,200	1,378,566
*Encore Bancshares, Inc.	6,800	56,032
*Encore Capital Group, Inc.	61,200	965,124
*Enstar Group, Ltd.	28,041	1,819,580
Enterprise Bancorp, Inc.	7,722	80,154
Enterprise Financial Services Corp.	19,186	179,197
Epoch Holding Corp.	7,537	67,532
ESB Financial Corp.	43,205	506,363
ESSA Bancorp, Inc.	29,435	348,805
Evans Bancorp, Inc.	3,011	36,885
Evercore Partners, Inc. Class A	37,496	1,120,006
#*EZCORP, Inc.	105,118	1,908,943
#F.N.B. Corp.	261,460	1,853,751

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Farmers Capital Bank Corp.	8,404	$74,459
#FBL Financial Group, Inc. Class A	76,370	1,370,078
Federal Agricultural Mortgage Corp.	59,597	450,553
Federal Agricultural Mortgage Corp. Class A	2,089	14,393
Fidelity Bancorp, Inc.	1,096	5,398
*Fidelity Southern Corp.	10,457	53,017
Financial Federal Corp.	82,500	2,248,950
Financial Institutions, Inc.	22,315	281,169
*First Acceptance Corp.	13,967	26,817
First Advantage Bancorp	1,500	15,735
First American Corp.	18,986	561,416
First Bancorp (318672102)	125,172	285,392
First Bancorp (318910106)	41,331	639,804
First Bancorp, Inc.	28,120	395,648
*First Bancshares, Inc.	1,345	10,962
*First Bancshares, Inc. (The)	600	5,580
*First Bank of Delaware	6,667	9,334
First Busey Corp.	120,586	428,080
First Business Financial Services, Inc.	1,200	12,180
#*First California Financial Group, Inc.	1,970	5,437
*First Cash Financial Services, Inc.	93,362	2,131,454
First Citizens BancShares, Inc.	5,147	863,203
First Commonwealth Financial Corp.	203,272	1,191,174
First Community Bancshares, Inc.	35,586	414,933
First Defiance Financial Corp.	40,311	425,684
First Federal Bancshares of Arkansas, Inc.	10,039	31,522
*First Federal of Northern Michigan Bancorp, Inc.	34,974	44,067
First Financial Bancorp	118,348	1,940,907
First Financial Bankshares, Inc.	56,606	3,002,948
First Financial Corp.	34,887	962,881
First Financial Holdings, Inc.	37,984	447,831
First Financial Northwest, Inc.	36,628	226,727
First Financial Service Corp.	5,202	45,830
First Franklin Corp.	700	4,547
*First Investors Financial Services Group, Inc.	5,300	19,213
*First Keystone Financial, Inc.	2,200	25,850
#First M&F Corp.	8,514	27,330
*First Marblehead Corp. (The)	48,418	103,615
#*First Mariner Bancorp, Inc.	22,501	28,126
First Merchants Corp.	51,254	346,477
First Mercury Financial Corp.	38,657	506,793
First Midwest Bancorp, Inc.	126,014	1,659,604
First Niagara Financial Group, Inc.	13,929	191,245
First Place Financial Corp.	161,201	504,559
#*First Regional Bancorp	2,300	2,613
First Security Group, Inc.	13,734	32,000
#*First South Bancorp, Inc.	21,248	214,605
#*First State Bancorporation	168,501	111,211
#First United Corp.	8,919	53,514
Firstbank Corp.	9,682	76,295
*FirstCity Financial Corp.	35,658	219,297
FirstMerit Corp.	91,741	1,879,773
*Flagstar Bancorp, Inc.	1,113,020	701,203
Flagstone Reinsurance Holdings, Ltd.	191,119	2,001,016
Flushing Financial Corp.	71,594	877,027
#FNB United Corp.	30,609	49,280
#*Forest City Enterprises, Inc. Class A	174,658	1,975,382
*Forest City Enterprises, Inc. Class B	200	2,254
#*Forestar Group, Inc.	15,426	286,461
*Fox Chase Bancorp, Inc.	10,153	100,109
*FPIC Insurance Group, Inc.	24,346	923,931

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Franklin Credit Holding Corp.	3,100	$1,860
#*Frontier Financial Corp.	1,020	4,345
#Fulton Financial Corp.	405,428	3,746,155
*GAINSCO, Inc.	220	1,929
GAMCO Investors, Inc.	20,800	854,256
German American Bancorp, Inc.	24,861	369,434
GFI Group, Inc.	259,396	1,263,259
#Glacier Bancorp, Inc.	146,098	2,095,045
Gouverneur Bancorp, Inc.	1,695	13,136
Great Southern Bancorp, Inc.	29,890	671,628
#Greene Bancshares, Inc.	69,017	389,946
*Greenlight Capital Re, Ltd.	68,434	1,652,681
GS Financial Corp.	1,313	17,791
*Guaranty Bancorp	197,206	285,949
*Guaranty Federal Bancshares, Inc.	2,800	15,960
*Hallmark Financial Services, Inc.	49,864	391,432
Hampden Bancorp, Inc.	2,617	28,002
#Hampton Roads Bankshares, Inc.	27,277	54,281
Hancock Holding Co.	83,960	3,437,322
#*Hanmi Financial Corp.	5,300	10,547
Harleysville Group, Inc.	86,535	2,795,081
Harleysville National Corp.	106,238	678,861
Harleysville Savings Financial Corp.	1,173	16,105
#*Harrington West Financial Group, Inc.	19,645	12,080
*Harris & Harris Group, Inc.	74,491	300,944
Hawthorn Bancshares, Inc.	624	6,178
Heartland Financial USA, Inc.	33,003	460,392
Heritage Commerce Corp.	30,876	117,329
Heritage Financial Corp.	22,530	316,772
Heritage Financial Group	200	1,662
HF Financial Corp.	7,650	77,571
*HFF, Inc.	38,017	234,945
*Hilltop Holdings, Inc.	136,142	1,541,127
Hingham Institution for Savings	4,009	131,014
*HMN Financial, Inc.	32,610	176,094
Home Bancshares, Inc.	54,858	1,348,410
Home Federal Bancorp, Inc.	38,406	510,800
HopFed Bancorp, Inc.	6,792	70,637
Horace Mann Educators Corp.	141,007	1,690,674
Horizon Bancorp	1,800	33,300
#*Horizon Financial Corp.	41,963	923
IBERIABANK Corp.	47,502	2,538,507
*Imperial Capital Bancorp, Inc.	80,645	1,472
Independence Holding Co.	71,080	577,880
#Independent Bank Corp. (453836108)	47,844	1,114,765
#Independent Bank Corp. (453838104)	167,557	122,317
Indiana Community Bancorp	5,433	44,170
Infinity Property & Casualty Corp.	50,946	2,020,518
Integra Bank Corp.	232,897	165,357
#*Interactive Brokers Group, Inc.	94,836	1,507,892
*Intergroup Corp. (The)	1,960	18,973
*International Assets Holding Corp.	39,883	593,858
#International Bancshares Corp.	156,968	3,271,213
*Intervest Bancshares Corp.	1,990	7,960
*Investment Technology Group, Inc.	106,800	2,189,400
*Investors Bancorp, Inc.	263,370	3,115,667
*Investors Capital Holdings, Ltd.	100	145
Investors Title Co.	4,554	156,248
*Jacksonville Bancorp, Inc.	1,176	11,760
JMP Group, Inc.	49,511	384,700
#*KBW, Inc.	80,104	2,127,562

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Kearny Financial Corp.	134,803	$1,307,589
#*Kennedy-Wilson Holdings, Inc.	31,946	291,667
Kentucky First Federal Bancorp	11,245	113,687
K-Fed Bancorp	23,051	204,232
*LaBranche & Co., Inc.	407,451	1,809,082
Lakeland Bancorp, Inc.	48,488	333,597
Lakeland Financial Corp.	32,576	604,285
Landmark Bancorp, Inc.	3,661	55,757
Legacy Bancorp, Inc.	17,044	163,452
#Life Partners Holdings, Inc.	34,541	686,675
LNB Bancorp, Inc.	18,947	78,630
*Louisiana Bancorp, Inc.	1,200	17,580
LSB Corp.	7,262	79,592
#*Macatawa Bank Corp.	22,693	42,209
*Magyar Bancorp, Inc.	1,800	6,255
MainSource Financial Group, Inc.	47,077	259,394
Malvern Federal Bancorp, Inc.	2,292	21,316
*Market Leader, Inc.	17,987	34,715
MarketAxess Holdings, Inc.	73,071	995,958
*Marlin Business Services Corp.	28,392	278,809
*Maui Land & Pineapple Co., Inc.	19,828	61,665
Max Capital Group, Ltd.	79,896	1,799,258
*Maxco, Inc.	3,000	7,635
Mayflower Bancorp, Inc.	2,666	16,129
*Mays (J.W.), Inc.	200	3,280
MB Financial, Inc.	116,394	2,360,470
*MBIA, Inc.	457,580	2,255,869
MBT Financial Corp.	2,500	4,450
*MCG Capital Corp.	175,734	806,619
Meadowbrook Insurance Group, Inc.	193,699	1,307,468
Medallion Financial Corp.	62,000	497,860
#*Mercantile Bancorp, Inc.	1,227	3,068
Mercantile Bank Corp.	2,105	7,978
Mercer Insurance Group, Inc.	45,876	779,892
Merchants Bancshares, Inc.	25,424	528,819
*Meridian Interstate Bancorp, Inc.	26,314	250,509
Meta Financial Group, Inc.	9,802	175,358
*Metro Bancorp, Inc.	25,268	324,946
MetroCorp Bancshares, Inc.	17,501	61,254
*MF Global Holdings, Ltd.	279,529	1,830,915
*MGIC Investment Corp.	284,183	1,719,307
MicroFinancial, Inc.	23,300	73,628
Mid Penn Bancorp, Inc.	1,910	18,718
MidSouth Bancorp, Inc.	8,562	129,286
#*Midwest Banc Holdings, Inc.	161,779	61,476
MidWestOne Financial Group, Inc.	281	2,670
Monroe Bancorp	2,548	17,199
Montpelier Re Holdings, Ltd.	192,664	3,254,095
MSB Financial Corp.	500	3,828
MutualFirst Financial, Inc.	8,104	52,433
*Nara Bancorp, Inc.	86,979	794,988
*National Financial Partners Corp.	94,969	802,488
National Interstate Corp.	44,330	797,940
#National Penn Bancshares, Inc.	289,097	1,734,582
National Western Life Insurance Co. Class A	3,400	552,500
Naugatuck Valley Financial Corp.	1,600	9,136
*Navigators Group, Inc.	45,584	1,945,069
NBT Bancorp, Inc.	90,399	1,885,723
Nelnet, Inc. Class A	87,972	1,468,253
#*Neostem, Inc.	200	364
*New Century Bancorp, Inc.	2,400	12,576

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
New England Bancshares, Inc.	1,999	$11,134
New Hampshire Thrift Bancshares, Inc.	7,901	82,565
New Westfield Financial, Inc.	56,169	458,339
NewAlliance Bancshares, Inc.	256,304	2,983,379
*NewBridge Bancorp	4,005	8,851
*Newport Bancorp, Inc.	3,657	41,891
*NewStar Financial, Inc.	59,786	260,069
North Central Bancshares, Inc.	1,700	26,928
*North Valley Bancorp	500	930
Northeast Bancorp	1,600	18,128
Northeast Community Bancorp, Inc.	12,179	72,952
Northfield Bancorp, Inc.	92,340	1,222,582
Northrim Bancorp, Inc.	8,771	140,599
*Northway Financial, Inc.	5,228	47,575
*Northwest Bancshares, Inc.	306,461	3,588,658
Norwood Financial Corp.	1,400	36,288
NYMAGIC, Inc.	11,100	174,270
*Ocean Shore Holding Co.	2,334	21,823
OceanFirst Financial Corp.	39,580	410,049
#*Ocwen Financial Corp.	227,481	2,083,726
Ohio Valley Banc Corp.	4,177	80,533
Old National Bancorp	200,500	2,414,020
#Old Second Bancorp, Inc.	30,626	181,306
OneBeacon Insurance Group, Ltd.	75,190	975,966
optionsXpress Holdings, Inc.	132,095	1,895,563
Oriental Financial Group, Inc.	55,770	634,663
Oritani Financial Corp.	69,979	917,425
Osage Bancshares, Inc.	2,300	21,827
#*PAB Bankshares, Inc.	513	934
#Pacific Capital Bancorp	131,069	157,283
Pacific Continental Corp.	32,453	329,398
*Pacific Mercantile Bancorp	800	2,392
*Pacific Premier Bancorp, Inc.	7,017	23,296
*Pacific State Bancorp	4,100	2,542
#PacWest Bancorp	81,197	1,684,838
Pamrapo Bancorp, Inc.	10,711	84,938
#*Park Bancorp, Inc.	1,650	11,468
#Park National Corp.	33,552	1,838,650
Parkvale Financial Corp.	8,563	59,941
Patriot National Bancorp	3,100	5,456
Peapack-Gladstone Financial Corp.	33,357	353,584
Penns Woods Bancorp, Inc.	14,499	446,134
#*Penson Worldwide, Inc.	48,077	404,808
Peoples Bancorp	555	7,853
Peoples Bancorp of North Carolina	3,281	16,799
Peoples Bancorp, Inc.	28,018	363,674
#*PHH Corp.	195,799	3,414,735
#*Phoenix Cos, Inc. (The)	265,400	623,690
*PICO Holdings, Inc.	61,310	1,924,521
Pinnacle Bancshares, Inc.	35	348
*Pinnacle Financial Partners, Inc.	45,535	688,489
*Piper Jaffray Cos., Inc.	44,900	2,181,242
*PMA Capital Corp.	122,454	737,173
#*PMI Group, Inc. (The)	189,900	408,285
*Popular, Inc.	77,700	167,055
Porter Bancorp, Inc.	9,244	129,604
#*Portfolio Recovery Associates, Inc.	43,205	1,969,284
Preferred Bank	10,665	17,064
Premier Financial Bancorp, Inc.	7,300	53,728
Presidential Life Corp.	67,258	607,340
*Primus Guaranty, Ltd.	22,633	74,010

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Princeton National Bancorp, Inc.	4,526	$50,397
PrivateBancorp, Inc.	103,271	1,404,486
*ProAssurance Corp.	2,784	141,316
#Prosperity Bancshares, Inc.	112,211	4,524,348
Protective Life Corp.	196,288	3,307,453
Providence Community Bancshares, Inc.	400	960
Provident Financial Holdings, Inc.	19,558	69,431
Provident Financial Services, Inc.	176,053	2,007,004
Provident New York Bancorp	115,447	940,893
Prudential Bancorp, Inc. of Pennsylvania	7,400	68,820
Pulaski Financial Corp.	15,498	105,076
QC Holdings, Inc.	72,235	444,245
Radian Group, Inc.	190,335	1,223,854
#*Rainier Pacific Financial Group, Inc.	104,438	31,540
#Renasant Corp.	47,263	678,224
Republic Bancorp, Inc. Class A	78,503	1,303,935
*Republic First Bancorp, Inc.	16,435	71,821
Resource America, Inc.	51,153	195,916
Rewards Network, Inc.	28,623	369,237
#*RiskMetrics Group, Inc.	117,095	1,995,299
*Riverview Bancorp, Inc.	39,415	94,596
#RLI Corp.	64,700	3,329,462
Rockville Financial, Inc.	39,253	381,539
*Rodman & Renshaw Capital Group, Inc.	81,369	343,377
#Roma Financial Corp.	60,158	706,255
Rome Bancorp, Inc.	17,600	140,976
#*Royal Bancshares of Pennsylvania, Inc. Class A	8,295	19,659
Rurban Financial Corp.	790	5,159
S&T Bancorp, Inc.	70,971	1,243,412
#S.Y. Bancorp, Inc.	38,029	805,835
*Safeguard Scientifics, Inc.	46,233	500,703
Safety Insurance Group, Inc.	34,098	1,193,430
Salisbury Bancorp, Inc.	2,347	54,098
Sanders Morris Harris Group, Inc.	22,826	107,967
#Sandy Spring Bancorp, Inc.	36,201	434,050
Savannah Bancorp, Inc. (The)	1,200	9,120
SCBT Financial Corp.	28,273	848,190
*Seabright Insurance Holdings	49,800	506,964
Seacoast Banking Corp. of Florida	47,061	72,474
Selective Insurance Group, Inc.	162,995	2,521,533
Shore Bancshares, Inc.	12,229	162,646
#Sierra Bancorp	26,407	269,880
*Signature Bank	93,365	3,228,562
Simmons First National Corp. Class A	38,438	1,031,676
Smithtown Bancorp, Inc.	29,466	159,411
South Financial Group, Inc.	130,600	60,742
South Street Financial Corp.	400	920
*Southcoast Financial Corp.	9	27
*Southern Banc Co., Inc.	200	2,200
Southern Community Financial Corp.	60,508	133,723
*Southern Connecticut Bancorp, Inc.	3,600	12,240
*Southern First Bancshares, Inc.	1,780	13,421
Southern Missouri Bancorp, Inc.	400	5,340
Southside Bancshares, Inc.	32,210	640,979
Southwest Bancorp, Inc.	40,876	306,161
*Southwest Georgia Financial Corp.	1,753	19,283
StanCorp Financial Group, Inc.	44,700	1,921,206
State Auto Financial Corp.	108,712	1,707,866
State Bancorp, Inc.	34,660	254,751
StellarOne Corp.	44,663	467,175
Sterling Bancorp	50,343	375,055

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Sterling Bancshares, Inc.	190,482	$973,363
#*Sterling Financial Corp.	110,053	82,760
#Stewart Information Services Corp.	80,574	826,689
*Stifel Financial Corp.	69,650	3,642,695
*Stratus Properties, Inc.	27,690	278,284
Student Loan Corp.	33,491	1,517,142
#Suffolk Bancorp	27,732	747,655
*Sun American Bancorp	3,688	203
*Sun Bancorp, Inc.	263,038	1,002,175
#*Superior Bancorp	2,802	9,387
#Susquehanna Bancshares, Inc.	198,728	1,560,015
Sussex Bancorp	7,918	28,109
#*SVB Financial Group	90,186	3,913,171
SWS Group, Inc.	74,107	889,284
#Synovus Financial Corp.	555,489	1,533,150
#*Taylor Capital Group, Inc.	36,600	333,426
Teche Holding Co.	6,122	190,823
*Tejon Ranch Co.	43,200	1,322,352
•#Teton Advisors, Inc.	311	4,198
*Texas Capital Bancshares, Inc.	78,512	1,322,927
TF Financial Corp.	5,630	108,096
*Thomas Properties Group, Inc.	56,443	149,574
*Thomas Weisel Partners Group, Inc.	104,787	447,440
#*TIB Financial Corp.	3,267	2,842
*Tidelands Bancshares, Inc.	14,636	55,617
#*TierOne Corp.	90,019	89,569
Timberland Bancorp, Inc.	81,238	359,072
Tompkins Financial Corp.	21,340	836,528
Tower Bancorp, Inc.	5,060	127,107
*Tower Financial Corp.	2,600	17,992
Tower Group, Inc.	98,872	2,185,071
#TowneBank	40,129	428,979
*TradeStation Group, Inc.	89,087	629,845
*Tree.com, Inc.	22,995	168,093
*Trenwick Group, Ltd.	11,975	63
#*Triad Guaranty, Inc.	25,902	5,957
#TriCo Bancshares	41,500	716,290
#TrustCo Bank Corp.	189,902	1,139,412
Trustmark Corp.	148,242	3,379,918
*Two Rivers Water Co.	247	346
UMB Financial Corp.	38,077	1,504,422
Umpqua Holdings Corp.	197,902	2,446,069
Unico American Corp.	12,100	117,491
Union Bankshares Corp.	35,352	454,273
Union Bankshares, Inc.	1,808	31,414
*United America Indemnity, Ltd.	48,560	344,290
United Bancshares, Inc. (909458101)	900	8,127
#United Bancshares, Inc. (909907107)	104,701	2,607,055
*United Community Banks, Inc.	122,215	548,745
*United Community Financial Corp.	507,189	912,940
United Financial Bancorp, Inc.	35,378	464,867
United Fire & Casualty Co.	64,371	1,082,720
*United PanAm Financial Corp.	132,919	378,819
#*United Security Bancshares	25,033	126,416
United Western Bancorp, Inc.	23,961	79,790
Unitrin, Inc.	142,558	3,093,509
*Unity Bancorp, Inc.	8,914	35,656
Universal Insurance Holdings, Inc.	88,645	523,892
Univest Corp. of Pennsylvania	34,952	614,456
ViewPoint Financial Group	49,172	725,287
*Virginia Commerce Bancorp, Inc.	13,030	75,704

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Virtus Investment Partners, Inc.	12,225	$200,123
VIST Financial Corp.	4,537	29,037
VSB Bancorp, Inc.	875	10,062
#*Waccamaw Bankshares, Inc.	1,300	3,998
Wainwright Bank & Trust Co.	2,382	21,462
Washington Banking Co.	15,988	188,658
Washington Federal, Inc.	149,212	2,782,804
Washington Trust Bancorp, Inc.	36,597	625,443
*Waterstone Financial, Inc.	11,604	25,529
Wayne Savings Bancshares, Inc.	1,800	11,070
Webster Financial Corp.	161,180	2,493,455
#WesBanco, Inc.	69,748	1,012,043
West Bancorporation	53,063	270,621
West Coast Bancorp	26,443	69,016
#Westamerica Bancorporation	79,557	4,421,778
*Western Alliance Bancorp	155,086	795,591
Westwood Holdings Group, Inc.	22,697	820,497
White River Capital, Inc.	400	4,916
#Whitney Holding Corp.	117,333	1,457,276
Wilber Corp.	4,666	32,055
#Wilmington Trust Corp.	155,992	2,046,615
#Wilshire Bancorp, Inc.	75,950	699,500
Wintrust Financial Corp.	52,950	1,839,483
#*World Acceptance Corp.	49,109	1,983,513
WSB Holdings, Inc.	8,331	20,828
WVS Financial Corp.	4,423	64,023
Yadkin Valley Financial Corp.	21,553	87,721
Zenith National Insurance Corp.	86,404	2,410,672
*ZipRealty, Inc.	55,111	229,262

Total Financials		364,621,717

Health Care — (11.8%)
*A.D.A.M., Inc.	16,980	66,392
*Abaxis, Inc.	52,800	1,271,424
#*ABIOMED, Inc.	133,580	1,057,954
*Abraxis Bioscience, Inc.	1,619	66,136
*Acadia Pharmaceuticals, Inc.	77,400	96,750
*Accelr8 Technology Corp.	2,280	1,550
*Accelrys, Inc.	91,198	518,917
*Access Pharmaceuticals, Inc.	5,300	14,787
*Accuray, Inc.	130,427	774,736
*Achillion Pharmaceuticals, Inc.	60,661	143,160
*Acorda Therapeutics, Inc.	91,445	2,558,631
*Adcare Health Systems, Inc.	4,600	19,044
*Adeona Pharmaceuticals, Inc.	9,451	8,317
*Adolor Corp.	128,100	201,117
*AdvanSource Biomaterials Corp.	55,063	17,070
*Affymax, Inc.	67,836	1,424,556
*Affymetrix, Inc.	169,494	894,928
*Air Methods Corp.	36,530	1,116,722
#*Akorn, Inc.	149,500	237,705
*Albany Molecular Research, Inc.	96,256	913,469
*Alexza Pharmaceuticals, Inc.	76,913	199,974
*Align Technology, Inc.	171,072	3,207,600
*Alkermes, Inc.	275,401	3,012,887
*Alliance HealthCare Services, Inc.	143,000	719,290
*Allied Healthcare International, Inc.	398,697	1,064,521
*Allied Healthcare Products, Inc.	13,945	69,725
#*Allos Therapeutics, Inc.	206,738	1,500,918
#*Allscripts-Misys Healthcare Solutions, Inc.	174,696	2,875,496
*Almost Family, Inc.	21,019	764,251

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Alnylam Pharmaceuticals, Inc.	109,505	$1,850,635
*Alphatec Holdings, Inc.	121,730	538,047
#*AMAG Pharmaceuticals, Inc.	41,424	1,821,828
#*Amedisys, Inc.	77,134	4,238,513
America Services Group, Inc.	21,060	323,903
*American Caresource Holding, Inc.	14,808	34,503
*American Claims Evaluation, Inc.	1,000	950
*American Dental Partners, Inc.	38,592	488,189
#*American Medical Systems Holdings, Inc.	195,860	3,760,512
*American Shared Hospital Services	9,244	24,127
#*AMERIGROUP Corp.	133,000	3,384,850
*AMICAS, Inc.	6,000	32,220
*Amicus Therapeutics, Inc.	17,092	64,437
*AMN Healthcare Services, Inc.	85,700	745,590
*Amsurg Corp.	85,913	1,813,623
*Anadys Pharmaceuticals, Inc.	85,804	173,324
#Analogic Corp.	38,265	1,530,600
*Angeion Corp.	215	809
*AngioDynamics, Inc.	97,026	1,557,267
*Anika Therapeutics, Inc.	38,875	243,746
*Animal Health International, Inc.	400	756
*ARCA Biopharma, Inc.	14,116	41,360
#*Ardea Biosciences, Inc.	40,226	588,909
#*Arena Pharmaceuticals, Inc.	222,315	693,623
*Ariad Pharmaceuticals, Inc.	356,799	788,526
*Arqule, Inc.	174,719	564,342
*Array BioPharma, Inc.	100,993	241,373
*Arrhythmia Research Technology, Inc.	10,081	52,623
*ArthroCare Corp.	64,010	1,705,867
*ARYx Therapeutics, Inc.	62,001	163,683
*Assisted Living Concepts, Inc.	24,004	620,023
#*athenahealth, Inc.	77,253	3,039,133
*AtriCure, Inc.	34,199	197,670
Atrion Corp.	8,608	1,215,191
*ATS Medical, Inc.	294,297	768,115
*Auxilium Pharmaceuticals, Inc.	108,501	3,055,388
*AVANIR Pharmaceuticals, Inc.	139,601	254,074
#*AVI BioPharma, Inc.	100,780	147,139
*Bioanalytical Systems, Inc.	5,617	4,746
*BioClinica, Inc.	52,220	229,768
#*BioCryst Pharmaceuticals, Inc.	100,800	689,472
*Biodel, Inc.	74,692	299,515
*BioForm Medical, Inc.	29,312	160,044
*BioMimetic Therapeutics, Inc.	50,499	596,900
*Bio-Reference Laboratories, Inc.	37,386	1,413,191
*BioSante Pharmaceuticals, Inc.	59,495	91,027
*BioScrip, Inc.	198,203	1,440,936
*BioSpecifics Technologies Corp.	12,464	336,528
*BioSphere Medical, Inc.	21,200	53,636
#*BMP Sunstone Corp.	44,869	241,395
#*Bovie Medical Corp.	54,492	370,546
*Brookdale Senior Living, Inc.	198,720	3,626,640
*Bruker BioSciences Corp.	295,319	3,623,564
*BSD Medical Corp.	69,146	115,474
#*Cadence Pharmaceuticals, Inc.	110,924	1,104,803
*Caliper Life Sciences, Inc.	586,892	1,719,594
*Cambrex Corp.	97,020	521,968
*Cantel Medical Corp.	38,210	736,689
*Capital Senior Living Corp.	62,300	313,992
*Caraco Pharmaceutical Laboratories, Ltd.	80,992	414,679
*Cardiac Science Corp.	64,367	167,354

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Cardica, Inc.	30,842	$47,497
*CardioNet, Inc.	2,800	16,968
*Cardiovascular Systems, Inc.	19,037	79,384
*CAS Medical Systems, Inc.	106	233
*Catalyst Health Solutions, Inc.	114,340	4,496,992
*Catalyst Pharmaceutical Partners, Inc.	6,701	4,557
*Celera Corp.	381,671	2,568,646
*Celldex Therapeutics, Inc.	74,853	333,844
*Celsion Corp.	39,775	114,552
*Centene Corp.	123,100	2,369,675
#*Cepheid, Inc.	170,406	2,503,264
*Cerus Corp.	42,565	77,468
#Chemed Corp.	72,665	3,378,923
*Clarient, Inc.	19,000	42,940
#*Cleveland Biolabs, Inc.	7,404	28,950
#*Clinical Data, Inc.	73,039	1,122,609
*Columbia Laboratories, Inc.	18,100	23,349
*CombiMatrix Corp.	9,236	64,652
#Computer Programs & Systems, Inc.	28,801	1,083,782
*Conceptus, Inc.	120,936	2,347,368
*Conmed Corp.	74,042	1,592,643
*Continucare Corp.	136,866	662,431
#Cooper Cos., Inc.	100,822	3,561,033
#*Corcept Therapeutics, Inc.	63,406	162,319
*Cornerstone Therapeutics, Inc.	9,240	47,401
*Corvel Corp.	39,773	1,199,554
*CPEX Pharmaceuticals, Inc.	6,125	96,530
*Cross Country Healthcare, Inc.	98,962	896,596
*CryoLife, Inc.	71,400	449,106
#*Cubist Pharmaceuticals, Inc.	145,597	2,983,283
*Curis, Inc.	144,316	297,291
*Cutera, Inc.	30,847	272,379
#*Cyberonics, Inc.	63,034	1,181,257
*Cynosure, Inc.	22,207	225,179
*Cypress Bioscience, Inc.	77,552	399,393
*Cytokinetics, Inc.	139,820	422,256
#*Cytori Therapeutics, Inc.	89,137	600,783
Daxor Corp.	15,561	177,551
*Del Global Technologies Corp.	21,254	13,177
*DepoMed, Inc.	119,638	340,968
#*Dexcom, Inc.	124,945	1,132,002
*Dialysis Corp. of America	17,204	120,256
*Digirad Corp.	127,011	251,482
*Dionex Corp.	53,415	3,731,038
*Discovery Laboratories, Inc.	31,800	22,022
*Durect Corp.	189,759	411,777
*Dyax Corp.	298,133	1,004,708
*Dynacq Healthcare, Inc.	25,997	79,291
#*Eclipsys Corp.	131,012	2,185,280
*Emergent BioSolutions, Inc.	70,046	1,003,059
Emergent Group, Inc.	12,526	95,448
#*Emeritus Corp.	90,244	1,642,441
*Encision, Inc.	2,013	2,919
•*Endo Pharmaceuticals Solutions	132,809	131,481
*Endologix, Inc.	14,300	65,494
Ensign Group, Inc.	48,305	825,532
*EnteroMedics, Inc.	19,200	11,232
*ENTREMED, Inc.	102,180	72,997
*Enzo Biochem, Inc.	87,080	412,759
#*Enzon Pharmaceuticals, Inc.	104,443	1,041,297
*eResearch Technology, Inc.	123,643	760,404

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Escalon Medical Corp.	3,000	$4,740
*ev3, Inc.	257,788	3,758,549
*Exact Sciences Corp.	85,768	302,761
*Exactech, Inc.	28,497	460,227
*Exelixis, Inc.	247,017	1,637,723
*Facet Biotech Corp.	54,158	852,989
*Five Star Quality Care, Inc.	75,771	239,436
*Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	1,382
—*Genaera Corp.	2,816	—
#*Genomic Health, Inc.	65,808	1,087,806
*Genoptix, Inc.	39,235	1,277,492
*Gentiva Health Services, Inc.	75,463	1,927,325
#*Geron Corp.	200,271	1,083,466
#*Greatbatch, Inc.	60,988	1,198,414
*GTC Biotherapeutics, Inc.	4,727	4,689
#*GTx, Inc.	78,641	321,642
*Haemonetics Corp.	59,048	3,342,707
#*Halozyme Therapeutics, Inc.	206,408	1,118,731
*Hanger Orthopedic Group, Inc.	96,979	1,576,879
*Hansen Medical, Inc.	34,595	84,066
*Harvard Bioscience, Inc.	112,736	388,939
*Health Fitness Corp.	23,000	201,480
*Health Grades, Inc.	126,134	547,422
*Health Management Associates, Inc.	494,090	3,280,758
*Health Net, Inc.	200	4,852
*HealthSouth Corp.	203,107	3,657,957
*HealthSpring, Inc.	169,270	2,943,605
*HealthStream, Inc.	68,972	272,439
*HealthTronics, Inc.	491,469	1,381,028
*Healthways, Inc.	77,517	1,322,440
*HeartWare International, Inc.	1,400	54,110
#*Helicos BioSciences Corp.	142,279	142,279
*Hemispherx Biopharma, Inc.	160,800	106,128
Hill-Rom Holdings, Inc.	144,017	3,365,677
*Hi-Tech Pharmacal Co., Inc.	34,325	739,361
*HMS Holdings Corp.	65,034	2,932,383
*Home Diagnostics, Inc.	31,308	191,605
*Hooper Holmes, Inc.	1,210,925	1,114,051
*iBioPharma, Inc.	40,600	26,796
*iCAD, Inc.	3,500	4,970
*ICU Medical, Inc.	38,050	1,323,379
*Idenix Pharmaceuticals, Inc.	105,635	295,778
*Idera Pharmaceuticals, Inc.	59,158	283,367
*Immucor, Inc.	168,289	3,121,761
#*ImmunoGen, Inc.	131,191	917,025
#*Immunomedics, Inc.	172,924	579,295
*Impax Laboratories, Inc.	141,445	1,881,218
#*Incyte Corp.	272,676	2,912,180
*Infinity Pharmaceuticals, Inc.	105,304	643,407
*Inspire Pharmaceuticals, Inc.	188,853	1,040,580
*Insulet Corp.	94,018	1,281,465
*Integra LifeSciences Holdings Corp.	76,058	2,920,627
*IntegraMed America, Inc.	23,698	192,191
*InterMune, Inc.	101,400	1,582,854
#Invacare Corp.	71,363	1,786,930
*InVentiv Health, Inc.	77,241	1,187,194
*IPC The Hospitalist Co.	37,159	1,263,034
*IRIS International, Inc.	53,024	548,798
#*Isis Pharmaceuticals, Inc.	239,713	2,675,197
*ISTA Pharmaceuticals, Inc.	76,545	278,624
#*Jazz Pharmaceuticals, Inc.	71,229	669,553

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Kendle International, Inc.	43,203	$874,429
*Kensey Nash Corp.	32,102	777,510
Kewaunee Scientific Corp.	10,535	152,494
*Kindred Healthcare, Inc.	124,778	2,109,996
*K-V Pharmaceutical Co.	100,948	348,271
#*K-V Pharmaceutical Co. Class B	33,002	127,388
Landauer, Inc.	25,000	1,478,500
*Lannet Co., Inc.	44,644	261,167
*LCA-Vision, Inc.	70,011	407,464
*LeMaitre Vascular, Inc.	33,700	156,705
*Lexicon Pharmaceuticals, Inc.	21,680	38,590
*LHC Group, Inc.	41,643	1,282,188
#*LifePoint Hospitals, Inc.	120,500	3,612,590
*Ligand Pharmaceuticals, Inc. Class B	229,148	405,592
#*Luminex Corp.	82,443	1,115,454
*Luna Innovations, Inc.	6,456	18,141
*Magellan Health Services, Inc.	88,401	3,490,071
*MAKO Surgical Corp.	70,987	814,931
#*Mannkind Corp.	383,502	3,881,040
*MAP Pharmaceuticals, Inc.	55,112	827,231
*Martek Biosciences Corp.	94,120	2,027,345
#*Masimo Corp.	132,718	3,684,252
*Matrixx Initiatives, Inc.	27,475	129,407
*Maxygen, Inc.	234,863	1,312,884
#*MDRNA, Inc.	48,933	45,508
#*MedAssets, Inc.	130,086	2,632,941
*MedCath Corp.	36,249	246,131
*Medical Action Industries, Inc.	41,209	559,206
*Medical Staffing Network Holdings, Inc.	304,540	100,498
*Medicines Co. (The)	153,292	1,270,791
#*MediciNova, Inc. (58468P206)	2,914	20,850
*MediciNova, Inc. (58468PAA5)	115,061	121,493
Medicis Pharmaceutical Corp. Class A	136,827	3,162,072
#*Medivation, Inc.	77,114	2,567,125
MedQuist, Inc.	45,628	311,639
*MEDTOX Scientific, Inc.	31,345	260,790
*Merge Healthcare, Inc.	163,159	424,213
Meridian Bioscience, Inc.	107,834	2,160,993
*Merit Medical Systems, Inc.	74,276	1,324,341
*Metabolix, Inc.	60,982	607,991
*Metropolitan Health Networks, Inc.	142,700	321,075
*Micromet, Inc.	158,387	1,230,667
*Micrus Endovascular Corp.	38,082	639,016
*Misonix, Inc.	92,109	188,823
#*Molecular Insight Pharmaceuticals, Inc.	54,945	76,923
*Molina Healthcare, Inc.	57,164	1,271,899
*Momenta Pharmaceuticals, Inc.	102,629	1,497,357
*MWI Veterinary Supply, Inc.	27,293	1,030,038
*Nabi Biopharmaceuticals	162,984	792,102
*Nanosphere, Inc.	78,914	433,238
*National Dentex Corp.	1,300	10,803
National Healthcare Corp.	32,508	1,193,694
National Research Corp.	27,304	549,083
*Natus Medical, Inc.	68,175	925,135
*Nektar Therapeutics	214,332	2,447,671
*Neogen Corp.	57,684	1,225,785
*Neurocrine Biosciences, Inc.	616,986	1,449,917
*NeurogesX, Inc.	40,458	285,633
*Neurometrix, Inc.	23,508	50,542
*Nighthawk Radiology Holdings, Inc.	60,963	242,023
*Novabay Pharmaceuticals, Inc.	900	2,079

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*NovaMed, Inc.	66,667	$275,335
#*Novavax, Inc.	230,625	500,456
*NOVT Corp.	6,450	14,190
*NPS Pharmaceuticals, Inc.	81,022	277,095
#*NuVasive, Inc.	97,252	2,684,155
*NxStage Medical, Inc.	107,444	871,371
*Obagi Medical Products, Inc.	49,603	531,744
*Odyssey Healthcare, Inc.	125,569	1,843,353
*Omnicell, Inc.	72,776	871,856
*OncoGenex Pharmaceutical, Inc.	12,446	176,360
*Oncothyreon, Inc.	58,382	285,488
#*Opexa Therapeutics, Inc.	1,600	3,040
*Opko Health, Inc.	60,408	102,694
#*Optimer Pharmaceuticals, Inc.	62,815	773,881
*OraSure Technologies, Inc.	105,614	540,744
*Orchid Cellmark, Inc.	203,675	331,990
*Ore Pharmaceutical Holdings, Inc.	16,491	12,203
*Orexigen Therapeutics, Inc.	108,208	688,203
*Orthologic Corp.	102,663	90,343
*Orthovita, Inc.	168,625	613,795
*Osiris Therapeutics, Inc.	58,913	470,715
*Osteotech, Inc.	37,584	127,034
Owens & Minor, Inc.	22,600	906,034
*Pain Therapeutics, Inc.	116,922	618,517
*Palomar Medical Technologies, Inc.	39,544	363,805
*Par Pharmaceutical Cos., Inc.	80,086	2,107,864
*Parexel International Corp.	156,224	3,021,372
*PDI, Inc.	126,989	632,405
#PDL BioPharma, Inc.	275,217	1,761,389
*Penwest Pharmaceuticals Co.	100,310	260,806
*Pharmasset, Inc.	64,827	1,354,884
*PharmAthene, Inc.	15,119	30,087
*PharMerica Corp.	73,686	1,199,608
*Phase Forward, Inc.	99,582	1,455,889
*PHC, Inc.	26,048	31,518
*PhotoMedex, Inc.	5,623	9,840
#*Poniard Pharmaceuticals, Inc.	76,471	122,354
*Pozen, Inc.	73,067	429,634
*Progenics Pharmaceuticals, Inc.	58,708	264,186
*Prospect Medical Holdings, Inc.	23,400	138,294
*Providence Service Corp.	29,640	380,578
#*PSS World Medical, Inc.	178,200	3,656,664
Psychemedics Corp.	7,201	55,520
#*Psychiatric Solutions, Inc.	123,776	2,729,261
*QuadraMed Corp.	20,036	168,102
Quality Systems, Inc.	72,918	3,758,194
*Questcor Pharmaceuticals, Inc.	144,592	655,002
#*Quidel Corp.	87,035	1,155,825
*Quigley Corp.	16,582	33,164
*RadNet, Inc.	78,496	172,691
*Raptor Pharmaceutical Corp.	213	524
*Regeneration Technologies, Inc.	118,811	375,443
*Regeneron Pharmaceuticals, Inc.	171,437	4,570,510
*RehabCare Group, Inc.	56,684	1,647,237
*Repligen Corp.	99,838	344,441
#*Repros Therapeutics, Inc.	27,058	19,752
*Res-Care, Inc.	74,330	669,713
#*Rigel Pharmaceuticals, Inc.	109,566	899,537
*Rochester Medical Corp.	26,446	319,997
*Rockwell Medical Technologies, Inc.	37,544	264,310
*Rural/Metro Corp.	12,052	66,527

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*RXi Pharmaceuticals Corp.	84	$447
*Salix Pharmaceuticals, Ltd.	127,741	3,737,702
#*Sangamo BioSciences, Inc.	103,297	568,134
*Santarus, Inc.	133,013	629,151
*Savient Pharmaceuticals, Inc.	148,646	1,907,128
*SciClone Pharmaceuticals, Inc.	103,871	274,219
*Seattle Genetics, Inc.	231,193	2,385,912
*SenoRx, Inc.	31,281	233,043
#*Sequenom, Inc.	140,617	563,874
*SeraCare Life Sciences, Inc.	42,521	141,170
*Sirona Dental Systems, Inc.	109,003	3,506,627
*Skilled Healthcare Group, Inc.	40,494	264,831
*Solta Medical, Inc.	6,181	11,126
*Somanetics Corp.	36,579	579,777
#*Somaxon Pharmaceuticals, Inc.	5,100	11,526
*SonoSite, Inc.	43,345	1,180,284
Span-American Medical System, Inc.	10,892	181,896
*Spectranetics Corp.	75,994	523,599
#*Spectrum Pharmaceuticals, Inc.	102,250	449,900
*SRI/Surgical Express, Inc.	12,700	28,067
#*Staar Surgical Co.	78,960	270,833
#*StemCells, Inc.	105,500	129,765
*Stereotaxis, Inc.	115,400	468,524
#Steris Corp.	134,975	3,520,148
*Sucampo Pharmaceuticals, Inc.	28,780	103,608
*Sun Healthcare Group, Inc.	115,092	1,005,904
*SunLink Health Systems, Inc.	20,348	36,219
*Sunrise Senior Living, Inc.	118,623	352,310
*SuperGen, Inc.	138,276	374,728
#*SurModics, Inc.	51,592	1,031,840
*Symmetry Medical, Inc.	79,314	707,481
*Syneron Medical, Ltd.	6,040	59,917
*Synovis Life Technologies, Inc.	33,839	430,770
*Synta Pharmaceuticals Corp.	78,118	326,533
*Targacept, Inc.	61,085	1,279,731
*Telik, Inc.	128,964	116,068
*Theragenics Corp.	582,770	775,084
#*Theravance, Inc.	124,611	1,366,983
#*Thoratec Corp.	130,751	3,706,791
#*Threshold Pharmaceuticals, Inc.	10,400	19,136
*Tomotherapy, Inc.	116,941	473,611
*TranS1, Inc.	39,032	126,464
*Transcend Services, Inc.	21,001	393,979
*Transcept Pharmaceuticals, Inc.	29,092	223,717
*Trimeris, Inc.	10,500	24,150
*Triple-S Management Corp.	46,253	767,337
*Trubion Pharmaceuticals, Inc.	16,929	64,499
*U.S. Physical Therapy, Inc.	39,561	619,525
*Universal American Corp.	167,206	2,233,872
*Urologix, Inc.	131,715	230,501
*Uroplasty, Inc.	12,269	20,857
Utah Medical Products, Inc.	15,694	440,374
*Vanda Pharmaceuticals, Inc.	56,650	567,066
#*Varian, Inc.	76,999	3,970,068
*Vascular Solutions, Inc.	65,900	533,131
*Vical, Inc.	115,379	325,369
*Viropharma, Inc.	194,674	1,923,379
*Virtual Radiologic Corp.	34,794	368,121
*Vision-Sciences, Inc.	4,525	5,249
*Vital Images, Inc.	32,237	458,410
#*Vivus, Inc.	189,165	1,598,444

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Volcano Corp.	106,468	$2,109,131
*WellCare Health Plans, Inc.	97,100	3,027,578
West Pharmaceutical Services, Inc.	87,400	3,175,242
#*Wright Medical Group, Inc.	95,326	1,704,429
*XenoPort, Inc.	67,451	1,246,494
Young Innovations, Inc.	15,875	364,966
*Zoll Medical Corp.	53,824	1,498,460
*Zymogenetics, Inc.	159,380	903,685

Total Health Care		373,899,561

Industrials — (14.4%)
*3D Systems Corp.	52,096	547,008
#A.O. Smith Corp.	61,250	2,608,025
*A.T. Cross Co.	35,311	158,900
#AAON, Inc.	51,583	1,062,094
*AAR Corp.	93,373	2,163,452
ABM Industries, Inc.	133,289	2,588,472
#*Acacia Technologies Group	179,983	1,614,448
*ACCO Brands Corp.	242,023	1,863,577
*Accuride Corp.	62,594	31,297
Aceto Corp.	69,175	365,244
*Active Power, Inc.	489,231	503,908
Actuant Corp.	162,456	2,724,387
#Acuity Brands, Inc.	103,448	3,701,369
Administaff, Inc.	58,700	1,340,708
*Advisory Board Co. (The)	37,255	1,202,964
*AeroCentury Corp.	1,600	23,040
*Aerosonic Corp.	7,498	29,542
*AeroVironment, Inc.	49,510	1,686,806
*Air Transport Services Group, Inc.	175,716	405,904
Aircastle, Ltd.	186,549	1,774,081
#*AirTran Holdings, Inc.	252,929	1,219,118
Alamo Group, Inc.	33,314	597,986
*Alaska Air Group, Inc.	111,907	3,507,165
Albany International Corp.	66,142	1,315,564
Alexander & Baldwin, Inc.	98,546	3,148,545
#*Allegiant Travel Co.	43,358	2,219,930
*Allied Defense Group, Inc.	62,974	454,043
*Allied Motion Technologies, Inc.	2,800	7,490
*Altra Holdings, Inc.	64,359	709,236
*Amerco, Inc.	57,385	2,168,579
#*American Commercial Lines, Inc.	30,544	468,545
American Ecology Corp.	55,250	875,713
American Railcar Industries, Inc.	48,243	478,088
*American Reprographics Co.	100,535	706,761
American Science & Engineering, Inc.	25,100	1,948,764
#*American Superconductor Corp.	101,399	3,855,190
American Woodmark Corp.	31,121	627,399
Ameron International Corp.	24,202	1,670,664
Ampco-Pittsburgh Corp.	27,455	700,926
*AMREP Corp.	7,250	99,325
*APAC Customer Services, Inc.	119,133	617,109
#Apogee Enterprises, Inc.	66,010	908,298
#Applied Industrial Technologies, Inc.	98,025	2,136,945
Applied Signal Technologies, Inc.	38,837	690,910
*Argan, Inc.	25,291	359,132
#*Argon ST, Inc.	60,525	1,534,914
Arkansas Best Corp.	65,100	1,467,354
#*Armstrong World Industries, Inc.	71,749	2,613,816
#*Arotech Corp.	34,540	58,027
Art’s-Way Manufacturing Co., Inc.	400	1,620

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Astec Industries, Inc.	58,500	$1,456,065
*Astronics Corp.	32,848	266,069
*Astronics Corp. Class B	6,887	52,754
*Astrotech Corp.	1,822	4,336
*ATC Technology Corp.	59,678	1,305,158
*Atlas Air Worldwide Holdings, Inc.	60,945	2,234,853
*Avalon Holding Corp. Class A	43,236	97,281
#*Avis Budget Group, Inc.	234,384	2,536,035
#*AZZ, Inc.	35,700	1,073,856
#Badger Meter, Inc.	39,995	1,511,411
*Baker (Michael) Corp.	24,300	947,943
#Baldor Electric Co.	107,133	2,644,042
*Baldwin Technology Co., Inc. Class A	3,200	4,032
#Barnes Group, Inc.	144,200	2,312,968
Barrett Business Services, Inc.	23,179	296,923
*BE Aerospace, Inc.	180,408	4,046,551
*Beacon Roofing Supply, Inc.	108,607	1,824,598
Belden, Inc.	144,122	3,290,305
*Blount International, Inc.	109,700	1,222,058
*BlueLinx Holdings, Inc.	49,262	139,904
*BNS Holding, Inc.	4,020	36,180
Bowne & Co., Inc.	260,906	1,714,152
Brady Co. Class A	112,226	3,171,507
*Breeze-Eastern Corp.	33,913	222,130
#Briggs & Stratton Corp.	114,986	1,900,719
Brink’s Co. (The)	100,074	2,339,730
*Broadwind Energy, Inc.	125,592	714,618
*BTU International, Inc.	18,700	100,045
#*Builders FirstSource, Inc.	83,113	278,429
*C&D Technologies, Inc.	327,576	484,812
*CAI International, Inc.	49,462	392,728
Cascade Corp.	34,100	987,195
*Casella Waste Systems, Inc.	56,938	247,680
#*CBIZ, Inc.	196,795	1,426,764
CDI Corp.	43,283	557,918
*CECO Environmental Corp.	28,788	105,652
*Celadon Group, Inc.	61,502	603,950
#*Cenveo, Inc.	195,230	1,409,561
*Ceradyne, Inc.	58,665	1,146,314
*Champion Industries, Inc.	9,213	14,188
*Chart Industries, Inc.	65,504	1,056,580
Chase Corp.	24,379	296,205
Chicago Rivet & Machine Co.	800	11,800
CIRCOR International, Inc.	43,290	1,222,943
#CLAROC, Inc.	110,800	3,587,704
#*Clean Harbors, Inc.	60,264	3,450,717
#*Coleman Cable, Inc.	3,628	15,927
*Colfax Corp.	99,464	1,120,959
*Columbus McKinnon Corp.	51,495	699,302
*Comforce Corp.	29,612	35,831
Comfort Systems USA, Inc.	110,919	1,301,080
*Command Security Corp.	3,850	9,356
*Commercial Vehicle Group, Inc.	323,101	1,547,654
*Competitive Technologies, Inc.	27,004	38,076
CompX International, Inc.	6,100	47,519
*COMSYS IT Partners, Inc.	46,507	587,848
*Conrad Industries, Inc.	6,900	51,750
*Consolidated Graphics, Inc.	25,525	861,469
Con-way, Inc.	107,816	3,085,694
*Cornell Cos., Inc.	37,712	791,952
Corporate Executive Board Co.	78,516	1,816,860

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*CoStar Group, Inc.	52,283	$2,111,188
Courier Corp.	28,454	397,780
*Covenant Transportation Group, Inc.	181,605	653,778
*CPI Aerostructures, Inc.	14,666	90,196
#*CRA International, Inc.	26,358	683,990
#Crane Co.	116,840	3,565,957
Cubic Corp.	72,795	2,842,645
Curtiss-Wright Corp.	112,800	3,447,168
Deluxe Corp.	117,730	2,190,955
Diamond Management & Technology Consultants, Inc.	77,356	572,434
*Document Security Systems, Inc.	14,515	49,351
*Dollar Thrifty Automotive Group, Inc.	63,442	1,545,447
Ducommun, Inc.	31,110	559,358
*DXP Enterprises, Inc.	29,400	384,846
*Dycom Industries, Inc.	125,901	1,028,611
*Dynamex, Inc.	30,416	484,223
Dynamic Materials Corp.	30,922	507,430
*DynCorp International, Inc. Class A	129,419	1,554,322
#*Eagle Bulk Shipping, Inc.	142,726	713,630
Eastern Co.	20,863	247,227
Ecology & Environment, Inc. Class A	4,436	66,984
*EMCOR Group, Inc.	176,300	4,241,778
#Encore Wire Corp.	54,669	1,093,927
#*Ener1, Inc.	293,127	1,184,233
#*Energy Conversion Devices, Inc.	50,300	458,233
#*Energy Recovery, Inc.	52,772	322,437
EnergySolutions, Inc.	203,160	1,696,386
#*EnerNOC, Inc.	54,283	1,690,373
*EnerSys, Inc.	129,200	2,518,108
Ennis, Inc.	62,200	933,000
*EnPro Industries, Inc.	54,400	1,324,640
*Environmental Tectonics Corp.	7,400	20,868
#ESCO Technologies, Inc.	70,700	2,311,183
Espey Manufacturing & Electronics Corp.	9,085	179,792
*Esterline Technologies Corp.	69,800	2,635,648
#*Evergreen Solar, Inc.	103,800	149,472
*Exponent, Inc.	40,910	1,100,888
*ExpressJet Holdings, Inc.	95,601	334,604
Federal Signal Corp.	241,128	1,564,921
*First Aviation Services, Inc.	6,000	4,320
*Flanders Corp.	63,897	223,001
*Flow International Corp.	106,962	364,740
#Forward Air Corp.	82,900	1,958,927
*Franklin Covey Co.	121,017	634,129
Franklin Electric Co., Inc.	62,020	1,614,381
#Freightcar America, Inc.	27,428	534,846
Frozen Food Express Industries, Inc.	166,048	597,773
*Fuel Tech, Inc.	48,200	353,306
#*FuelCell Energy, Inc.	177,606	500,849
*Furmanite Corp.	96,670	314,178
G & K Services, Inc. Class A	66,564	1,664,100
Gardner Denver Machinery, Inc.	92,336	3,679,590
#GATX Corp.	105,996	2,779,215
#*Genco Shipping & Trading, Ltd.	79,667	1,526,420
*Gencor Industries, Inc.	3,500	24,325
*GenCorp, Inc.	134,596	753,738
#*General Cable Corp.	21,400	622,740
#*Genesee & Wyoming, Inc.	103,575	3,052,355
*GEO Group, Inc. (The)	118,190	2,186,515
*GeoEye, Inc.	43,848	1,125,578
*Gibraltar Industries, Inc.	151,055	2,105,707

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Gorman-Rupp Co. (The)	45,668	$1,106,536
*GP Strategies Corp.	48,452	358,545
Graco, Inc.	110,325	2,944,574
*Graftech International, Ltd.	270,200	3,393,712
Graham Corp.	22,690	360,317
Granite Construction, Inc.	22,340	689,859
Great Lakes Dredge & Dock Corp.	134,534	795,096
Greenbrier Cos., Inc.	166,470	1,356,731
*Griffon Corp.	214,249	2,530,281
#*GT Solar International, Inc.	91,524	526,263
*H&E Equipment Services, Inc.	80,318	852,174
Hardinge, Inc.	47,823	249,158
*Hawaiian Holdings, Inc.	132,675	788,090
Healthcare Services Group, Inc.	115,563	2,369,042
#Heartland Express, Inc.	264,941	3,680,030
HEICO Corp.	40,200	1,709,706
HEICO Corp. Class A	41,263	1,392,214
#Heidrick & Struggles International, Inc.	43,007	1,093,668
*Heritage-Crystal Clean, Inc.	1,300	14,170
*Herley Industries, Inc.	37,000	452,880
Herman Miller, Inc.	128,570	2,171,547
#*Hexcel Corp.	222,278	2,445,058
*Hill International, Inc.	105,519	622,562
HNI Corp.	103,382	2,586,618
#*Hoku Scientific, Inc.	34,798	85,603
Horizon Lines, Inc.	69,657	330,174
#Houston Wire & Cable Co.	40,230	483,967
*Hub Group, Inc. Class A	106,176	2,559,903
*Hudson Highland Group, Inc.	41,780	170,880
*Hudson Technologies, Inc.	3,900	9,126
*Hurco Cos., Inc.	17,960	301,010
*Huron Consulting Group, Inc.	38,810	925,230
*Huttig Building Products, Inc.	252,115	166,396
*ICF International, Inc.	35,220	824,500
*ICT Group, Inc.	28,417	450,694
*II-VI, Inc.	80,104	2,141,981
*InnerWorkings, Inc.	104,916	601,169
*Innotrac Corp.	16,000	21,280
*Innovative Solutions & Support, Inc.	40,480	163,944
*Insituform Technologies, Inc. Class A	89,297	1,828,803
Insteel Industries, Inc.	40,354	398,698
*Integrated Electrical Services, Inc.	31,883	163,879
*Intelligent Systems Corp.	34,437	39,603
Interface, Inc. Class A	130,002	1,054,316
*Interline Brands, Inc.	74,638	1,253,918
International Shipholding Corp.	19,600	540,176
*Intersections, Inc.	47,970	207,710
*JetBlue Airways Corp.	620,148	3,063,531
John Bean Technologies Corp.	63,436	1,046,060
*JPS Industries, Inc.	8,700	20,532
*Kadant, Inc.	24,736	376,482
Kaman Corp. Class A	67,300	1,675,097
#Kaydon Corp.	76,412	2,497,908
*Kelly Services, Inc. Class A	83,666	1,097,698
*Kelly Services, Inc. Class B	350	4,560
Kennametal, Inc.	51,310	1,256,069
*Key Technology, Inc.	14,902	214,887
*Kforce, Inc.	107,505	1,437,342
Kimball International, Inc. Class B	116,461	917,713
#Knight Transportation, Inc.	227,179	4,111,940
Knoll, Inc.	108,170	1,217,994

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Korn/Ferry International	109,900	$1,626,520
*Kratos Defense & Security Solutions, Inc.	12,138	115,432
*K-Tron International, Inc.	11,408	1,696,598
*L.B. Foster Co. Class A	41,336	1,115,245
L.S. Starrett Co. Class A	15,508	150,893
*LaBarge, Inc.	43,810	481,034
*Ladish Co., Inc.	37,600	580,920
Lawson Products, Inc.	31,075	501,861
*Layne Christensen Co.	43,911	1,112,266
*LECG Corp.	54,079	154,125
*LGL Group, Inc.	4,660	18,640
#Lindsay Corp.	32,600	1,311,824
*LMI Aerospace, Inc.	32,041	406,600
LSI Industries, Inc.	68,040	405,518
*Lydall, Inc.	64,741	409,811
*M&F Worldwide Corp.	53,200	1,930,628
*Magnetek, Inc.	436,280	593,341
*Manitex International, Inc.	6,890	15,709
#Manitowoc Co., Inc. (The)	300,448	3,274,883
*Marten Transport, Ltd.	58,082	1,022,824
#*Mastec, Inc.	180,450	2,217,730
McGrath Rentcorp	69,314	1,460,446
#*Media Sciences International, Inc.	2,800	1,260
*Metalico, Inc.	111,500	549,695
Met-Pro Corp.	47,157	441,861
*MFRI, Inc.	19,605	133,706
#*Microvision, Inc.	203,179	394,167
#*Middleby Corp.	42,713	1,924,648
*Miller Industries, Inc.	25,913	290,485
#Mine Safety Appliances Co.	98,200	2,365,638
*Mobile Mini, Inc.	78,030	1,096,322
*Moog, Inc.	95,146	2,871,506
*Moog, Inc. Class B	10,325	315,945
Mueller Industries, Inc.	86,298	2,122,068
Mueller Water Products, Inc.	353,972	1,596,414
Multi-Color Corp.	33,680	393,719
*MYR Group, Inc.	43,476	689,529
NACCO Industries, Inc. Class A	14,545	782,812
*National Patent Development Corp.	13,860	22,176
National Technical Systems, Inc.	20,700	116,748
*Navigant Consulting, Inc.	145,200	1,968,912
*NCI Building Systems, Inc.	173,358	341,515
*NN, Inc.	50,975	202,371
Nordson Corp.	92,150	5,210,161
*North American Galvanizing & Coating, Inc.	64,067	324,179
#*Northwest Pipe Co.	24,064	575,611
#*Ocean Power Technologies, Inc.	23,221	140,023
*Odyssey Marine Exploration, Inc.	133,967	191,573
*Old Dominion Freight Line, Inc.	98,622	2,712,105
Omega Flex, Inc.	24,600	260,514
*On Assignment, Inc.	84,615	590,613
*Orbit International Corp.	1,977	6,247
*Orbital Sciences Corp.	162,552	2,569,947
*Orion Energy Systems, Inc.	9,949	47,357
*Orion Marine Group, Inc.	61,537	1,164,895
Oshkosh Truck Corp. Class B	109,989	3,967,303
Otter Tail Corp.	82,060	1,772,496
*P.A.M. Transportation Services, Inc.	34,128	346,058
*Pacer International, Inc.	80,318	240,954
*Paragon Technologies, Inc.	2,950	6,932
*Park-Ohio Holdings Corp.	39,154	357,868

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Patrick Industries, Inc.	11,995	$30,827
*Patriot Transportation Holding, Inc.	13,060	1,163,515
*PGT, Inc.	88,192	169,329
*Pike Electric Corp.	73,515	641,051
*Pinnacle Airlines Corp.	64,200	488,562
*Plug Power, Inc.	712,637	413,329
*PMFG, Inc.	39,396	599,213
*Point Blank Solutions, Inc.	91,550	32,042
*Polypore International, Inc.	102,118	1,371,445
Portec Rail Products, Inc.	21,972	239,934
*Powell Industries, Inc.	31,883	931,302
*Power-One, Inc.	202,885	643,145
*PowerSecure International, Inc.	76,400	502,712
Preformed Line Products Co.	21,745	783,907
*PRGX Global, Inc.	51,448	295,826
*Protection One, Inc.	45,566	394,146
Providence & Worcester Railroad Co.	4,700	57,128
*Quality Distribution, Inc.	85,270	343,638
Quanex Building Products Corp.	94,272	1,515,894
*Quixote Corp.	12,367	78,654
#Raven Industries, Inc.	49,230	1,406,993
*RBC Bearings, Inc.	48,977	1,138,225
*RCM Technologies, Inc.	157,393	409,222
#Regal-Beloit Corp.	82,104	3,891,730
*Republic Airways Holdings, Inc.	86,978	425,322
*Resources Connection, Inc.	120,636	2,154,559
Robbins & Myers, Inc.	96,400	2,142,008
Rollins, Inc.	3,219	63,350
*RSC Holdings, Inc.	249,899	1,794,275
*Rush Enterprises, Inc. Class A	68,796	781,523
*Rush Enterprises, Inc. Class B	40,331	400,890
*Saia, Inc.	83,491	1,001,892
*SatCon Technology Corp.	101,496	233,441
*Sauer-Danfoss, Inc.	105,738	1,202,241
Schawk, Inc.	57,369	738,913
*School Specialty, Inc.	67,783	1,497,326
Schuff International, Inc.	6,700	113,900
Seaboard Corp.	1,854	2,280,420
Servotronics, Inc.	1,500	14,100
SIFCO Industries, Inc.	6,663	83,754
Simpson Manufacturing Co., Inc.	127,341	3,140,229
SkyWest, Inc.	163,073	2,385,758
*SL Industries, Inc.	7,669	65,186
*SmartPros, Ltd.	10,300	32,600
*Sparton Corp.	9,591	59,464
*Spherion Corp.	186,396	1,051,273
*Spherix, Inc.	37,595	46,994
*Spire Corp.	24,326	107,278
*Standard Parking Corp.	52,371	849,981
#Standard Register Co.	54,635	290,658
Standex International Corp.	34,100	777,821
*Stanley, Inc.	42,400	1,110,032
#Steelcase, Inc. Class A	178,891	1,266,548
*Sterling Construction Co., Inc.	36,927	702,352
#Sun Hydraulics, Inc.	43,103	964,645
Superior Uniform Group, Inc.	11,185	114,199
*Supreme Industries, Inc.	115,145	295,923
*Sykes Enterprises, Inc.	115,587	2,771,776
*Sypris Solutions, Inc.	316,625	930,878
#TAL International Group, Inc.	56,151	791,729
*Taser International, Inc.	136,193	768,129

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Team, Inc.	43,500	$776,040
*TeamStaff, Inc.	13,988	14,967
*Tech/Ops Sevcon, Inc.	8,183	21,685
Technology Research Corp.	85,112	298,743
*Tecumseh Products Co. Class A	35,140	389,351
*Tecumseh Products Co. Class B	3,875	43,788
*Teledyne Technologies, Inc.	93,000	3,465,180
*Tel-Instrument Electronics	8,800	56,540
Tennant Co.	49,600	1,186,928
*Tetra Tech, Inc.	153,296	3,470,621
#Textainer Group Holdings, Ltd.	98,437	1,677,366
*Thomas & Betts Corp.	91,437	3,086,913
#Titan International, Inc.	89,225	692,386
#*Titan Machinery, Inc.	39,093	430,805
Todd Shipyards Corp.	23,779	355,734
#Toro Co.	76,854	2,993,463
*Trailer Bridge, Inc.	11,600	61,364
*Transcat, Inc.	5,900	42,185
*TRC Cos., Inc.	386,679	1,040,167
Tredegar Industries, Inc.	86,991	1,407,514
#*Trex Co., Inc.	43,500	670,770
*Trimas Corp.	127,478	754,670
#Trinity Industries, Inc.	182,200	2,849,608
Triumph Group, Inc.	41,975	2,137,787
*TrueBlue, Inc.	100,077	1,452,117
*Tufco Technologies, Inc.	4,700	15,510
#*Tutor Perini Corp.	106,800	2,035,608
Twin Disc, Inc.	24,864	239,440
*U.S. Home Systems, Inc.	2,227	4,988
#*UAL Corp.	295,884	3,618,661
*Ultralife Corp.	29,715	114,106
*United Capital Corp.	28,013	662,507
*United Rentals, Inc.	145,071	1,162,019
*United Stationers, Inc.	76,209	4,157,963
Universal Forest Products, Inc.	72,537	2,461,906
*Universal Power Group, Inc.	8,999	31,047
*Universal Security Instruments, Inc.	5	27
Universal Truckload Services, Inc.	31,678	533,458
*UQM Technologies, Inc.	82,721	394,579
#*US Airways Group, Inc.	370,500	1,967,355
*USA Truck, Inc.	19,835	244,962
#*USG Corp.	225,188	2,704,508
UTI Worldwide, Inc.	231,077	3,172,687
#*Valence Technology, Inc.	19,099	16,425
*Valpey Fisher Corp.	8,710	12,281
*Versar, Inc.	24,600	77,982
Viad Corp.	56,800	1,120,664
*Vicor Corp.	111,287	963,745
Virco Manufacturing Corp.	31,531	111,304
*Volt Information Sciences, Inc.	127,547	1,184,912
VSE Corp.	11,566	586,049
*Wabash National Corp.	490,296	1,451,276
*Waste Services, Inc.	40,240	365,379
Watsco, Inc. Class A	64,000	3,069,440
Watsco, Inc. Class B	12,822	624,431
Watts Water Technologies, Inc.	82,680	2,391,932
*WCA Waste Corp.	53,626	219,867
#Werner Enterprises, Inc.	203,184	4,018,980
#*WESCO International, Inc.	96,671	2,679,720
*Willdan Group, Inc.	5,300	13,091
*Willis Lease Finance Corp.	25,625	422,556

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Woodward Governor Co.	103,356	$2,628,343
*WSI Industries, Inc.	1,900	3,610
*Xerium Technologies, Inc.	70,095	56,777
#*YRC Worldwide, Inc.	450,358	418,833
*Zareba Systems, Inc.	300	2,640

Total Industrials		458,589,947

Information Technology — (16.8%)
#*3PAR, Inc.	141,726	1,370,490
*ACI Worldwide, Inc.	81,584	1,306,160
*Acme Packet, Inc.	133,507	1,381,797
*Acorn Energy, Inc.	27,972	175,384
*Actel Corp.	80,176	883,540
*ActivIdentity Corp.	845,691	1,928,175
*Actuate Corp.	122,000	608,780
*Acxiom Corp.	189,714	2,917,801
*Adaptec, Inc.	294,478	895,213
#*ADC Telecommunications, Inc.	222,289	1,180,355
*Adept Technology, Inc.	13,403	43,292
#Adtran, Inc.	210,232	4,456,918
*Advanced Analogic Technologies, Inc.	101,409	338,706
*Advanced Energy Industries, Inc.	117,352	1,539,658
*Advanced Photonix, Inc.	5,345	3,848
*Advent Software, Inc.	76,915	2,903,541
*Aehr Test Systems	5,400	9,828
*Aetrium, Inc.	1,115	2,955
Agilysys, Inc.	197,334	1,657,606
*Airvana, Inc.	147,606	1,117,377
American Software, Inc. Class A	58,905	322,799
#*Amkor Technology, Inc.	426,089	2,424,446
*Amtech Systems, Inc.	24,270	252,651
*Anadigics, Inc.	143,868	520,802
*Analysts International Corp.	323,951	155,496
*Anaren, Inc.	41,600	533,728
#*Anixter International, Inc.	79,010	3,293,137
*Applied Micro Circuits Corp.	190,714	1,397,934
*ArcSight, Inc.	79,649	1,891,664
#*Ariba, Inc.	205,869	2,591,891
*Arris Group, Inc.	300,201	3,014,018
*Art Technology Group, Inc.	339,807	1,522,335
*Aruba Networks, Inc.	211,474	2,197,215
*Aspen Technology, Inc.	266,089	2,448,019
*Astea International, Inc.	2,800	8,512
Astro-Med, Inc.	13,142	95,280
#*Atheros Communications, Inc.	158,772	5,091,818
#*ATMI, Inc.	72,288	1,212,993
*AuthenTec, Inc.	31,739	81,252
*Authentidate Holding Corp.	97,700	99,654
*Autobytel, Inc.	769,313	838,551
*Aviat Networks, Inc.	131,843	947,951
*Avid Technology, Inc.	116,463	1,470,928
AVX Corp.	5,621	66,777
*Aware, Inc.	24,003	61,208
*Axcelis Technologies, Inc.	305,496	458,244
*AXT, Inc.	308,801	895,523
Bel Fuse, Inc. Class A	8,710	151,031
Bel Fuse, Inc. Class B	26,643	505,418
#*Bell Microproducts, Inc.	94,771	428,365
*Benchmark Electronics, Inc.	109,971	2,003,672
*BigBand Networks, Inc.	109,203	342,897
*Bitstream, Inc.	7,200	58,464

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Black Box Corp.	45,502	$1,250,850
Blackbaud, Inc.	100,839	2,248,710
#*Blackboard, Inc.	85,864	3,383,900
*Blonder Tongue Laboratories, Inc.	20,136	21,344
*Blue Coat Systems, Inc.	97,372	2,400,220
*Bogen Communications International, Inc.	11,900	20,528
*Bottomline Technologies, Inc.	60,594	1,048,276
*Brightpoint, Inc.	188,617	1,101,523
#*BroadVision, Inc.	4,855	63,309
*Brooks Automation, Inc.	153,998	1,284,343
*Bsquare Corp.	32,868	80,855
*Cabot Microelectronics Corp.	56,304	1,979,086
#*CACI International, Inc. Class A	69,512	3,334,491
*Cadence Design Systems, Inc.	344,367	2,000,772
*CalAmp Corp.	457,346	1,326,303
*Callidus Software, Inc.	69,780	223,296
*Cascade Microtech, Inc.	47,899	207,403
Cass Information Systems, Inc.	19,938	600,134
*Cavium Networks, Inc.	100,002	2,161,043
*CEVA, Inc.	61,567	732,032
*Checkpoint Systems, Inc.	120,500	1,932,820
*Chordiant Software, Inc.	114,369	423,165
*Chyron International Corp.	1,822	3,972
*Ciber, Inc.	166,884	539,035
#*Ciena Corp.	211,693	2,699,086
*Cirrus Logic, Inc.	149,289	1,018,151
*Clarus Corp.	32,100	139,635
*Clearfield, Inc.	87,411	174,822
*Cogent, Inc.	161,460	1,667,882
Cognex Corp.	90,761	1,485,758
#*Coherent, Inc.	78,193	2,320,768
Cohu, Inc.	53,825	697,034
*Comarco, Inc.	34,669	90,139
—#*Commerce One LLC	45,000	—
Communications Systems, Inc.	31,398	373,950
*CommVault Systems, Inc.	96,870	2,052,675
#*Compellent Technologies, Inc.	72,532	1,441,936
*Computer Task Group, Inc.	47,700	336,285
*Compuware Corp.	11,000	83,490
*comScore, Inc.	69,614	944,662
*Comtech Telecommunications Corp.	68,009	2,404,798
*Comverge, Inc.	54,800	538,136
#*Concur Technologies, Inc.	107,483	4,261,701
*Concurrent Computer Corp.	17,316	74,286
*Conexant Systems, Inc.	149,607	571,499
#*Constant Contact, Inc.	65,066	1,147,764
*Convergys Corp.	282,057	3,018,010
*CPI International, Inc.	32,870	368,144
*Cray, Inc.	114,441	540,162
*CSG Systems International, Inc.	123,232	2,391,933
*CSP, Inc.	8,385	31,276
CTS Corp.	74,246	565,012
*CVD Equipment Corp.	11,029	45,550
*CyberOptics Corp.	14,954	108,566
#*CyberSource Corp.	188,388	3,406,055
*Cymer, Inc.	85,386	2,678,559
*Cypress Semiconductor Corp.	356,616	3,583,991
#Daktronics, Inc.	115,216	899,837
*Data I/O Corp.	7,300	31,901
*Datalink Corp.	24,300	111,294
*Dataram Corp.	75,582	210,874

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*DataTRAK International, Inc.	2,915	$1,020
*Datawatch Corp.	3,832	9,772
*DDi Corp.	43,185	186,127
#*DealerTrack Holdings, Inc.	92,253	1,657,786
*Deltek, Inc.	64,259	476,802
*DemandTec, Inc.	61,772	366,926
*DG FastChannel, Inc.	54,861	1,494,962
*Dice Holdings, Inc.	140,089	799,908
*Digi International, Inc.	76,915	738,384
*Digimarc Corp.	18,275	287,100
*Digital Angel Corp.	21,399	13,481
#*Digital River, Inc.	80,960	2,034,525
#*Diodes, Inc.	100,371	1,674,188
*Ditech Networks, Inc.	98,647	124,295
*DivX, Inc.	72,897	409,681
*Dot Hill Systems Corp.	829,430	1,368,560
*Double-Take Software, Inc.	46,406	473,805
*DSP Group, Inc.	168,073	1,158,023
#*DTS, Inc.	50,689	1,434,499
*Dynamics Research Corp.	99,997	1,121,966
#EarthLink, Inc.	348,197	2,823,878
*Easylink Services International Corp.	3,800	7,182
#*Ebix, Inc.	78,130	1,131,322
#*Echelon Corp.	93,650	795,089
*EchoStar Corp.	49,644	953,165
*EDGAR Online, Inc.	21,300	30,885
*Edgewater Technology, Inc.	46,668	140,004
*Elecsys Corp.	10,567	35,399
Electro Rent Corp.	69,056	807,265
*Electronics for Imaging, Inc.	114,226	1,323,879
*eLoyalty Corp.	24,375	150,638
#*EMCORE Corp.	147,150	139,793
*EMS Technologies, Inc.	42,168	540,594
*Emulex Corp.	185,400	2,083,896
*Endwave Corp.	20,762	50,244
*Entegris, Inc.	354,394	1,289,994
*Entorian Technologies, Inc.	10,595	43,651
*Entropic Communications, Inc.	162,887	568,476
*Epicor Software Corp.	188,822	1,448,265
#*EPIQ Systems, Inc.	80,149	957,781
*ePlus, Inc.	14,850	233,442
*Euronet Worldwide, Inc.	178,724	3,649,544
*Evolving Systems, Inc.	5,500	34,650
*Exar Corp.	156,772	1,102,107
*ExlService Holdings, Inc.	66,512	1,207,193
*Extreme Networks	191,491	472,983
Fair Isaac Corp.	112,400	2,464,932
*Fairchild Semiconductor Corp. Class A	284,714	2,556,732
*FalconStor Software, Inc.	102,855	355,878
*Faro Technologies, Inc.	35,504	641,557
#*FEI Co.	92,550	1,925,040
#*Finisar Corp.	96,520	994,156
#*FormFactor, Inc.	113,732	1,759,434
*Forrester Research, Inc.	62,587	1,695,482
*Frequency Electronics, Inc.	50,409	251,037
*FSI International, Inc.	77,271	185,450
*Gartner Group, Inc.	36,143	773,460
*Gerber Scientific, Inc.	169,522	830,658
*Giga-Tronics, Inc.	3,942	9,106
*GigOptix, Inc.	7,585	15,777
*Global Cash Access, Inc.	227,205	1,840,361

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Globecomm Systems, Inc.	47,386	$344,496
*Glu Mobile, Inc.	6,246	9,182
*GSE Systems, Inc.	38,896	203,426
#*GSI Commerce, Inc.	137,313	3,125,244
*GSI Technology, Inc.	62,171	277,283
*GTSI Corp.	89,800	490,308
*Guidance Software, Inc.	47,095	249,604
*Hackett Group, Inc.	134,533	312,117
*Halifax Corp.	12,629	14,650
*Harmonic, Inc.	300,291	1,822,766
Heartland Payment Systems, Inc.	102,197	1,458,351
*Henry Bros. Electronics, Inc.	13,944	60,029
—*Here Media, Inc.	22,918	—
—*Here Media, Inc. Special Shares	22,918	—
#*Hittite Microwave Corp.	69,179	2,572,075
*Hughes Communications, Inc.	49,076	1,270,578
*Hutchinson Technology, Inc.	110,915	746,458
*Hypercom Corp.	918,656	3,150,990
*I.D. Systems, Inc.	7,389	21,206
#*ICx Technologies, Inc.	66,736	457,809
*IEC Electronics Corp.	19,200	86,016
iGATE Corp.	144,565	1,460,107
*Ikanos Communications, Inc.	245,090	526,944
*Imation Corp.	87,069	778,397
Imergent, Inc.	24,597	140,203
*Immersion Corp.	75,600	334,908
*Infinera Corp.	219,911	1,506,390
*infoGROUP, Inc.	132,067	1,018,237
#*Informatica Corp.	245,857	5,824,352
*InfoSpace, Inc.	186,117	1,725,305
*Innodata Isogen, Inc.	57,716	297,815
*Innovex, Inc.	28,351	624
*Insight Enterprises, Inc.	123,941	1,426,561
*InsWeb Corp.	1,533	6,132
*Integral Systems, Inc.	61,350	455,217
*Integrated Device Technology, Inc.	381,835	2,165,004
*Integrated Silicon Solution, Inc.	317,334	1,831,017
#*Intellicheck Mobilisa, Inc.	57,823	163,061
*Intelligroup, Inc.	29,800	105,492
*Interactive Intelligence, Inc.	40,441	699,629
#*InterDigital, Inc.	135,597	3,361,450
*Interlink Electronics, Inc.	23,100	7,508
*Intermec, Inc.	169,500	2,249,265
*Internap Network Services Corp.	116,621	518,963
*International Rectifier Corp.	163,791	2,954,790
*Internet Brands, Inc.	96,796	757,913
*Internet Capital Group, Inc.	169,838	1,058,091
*Interphase Corp.	10,478	27,767
Intersil Corp.	4,642	62,528
*Intest Corp.	45,877	66,980
*Intevac, Inc.	50,736	721,973
*IntriCon Corp.	15,310	45,930
*INX, Inc.	5,300	30,475
iPass, Inc.	531,497	589,962
*IPG Photonics Corp.	127,633	1,837,915
*Isilon Systems, Inc.	149,251	923,864
*Iteris, Inc.	19,424	26,222
*Ixia	144,732	1,073,911
*IXYS Corp.	93,924	653,711
*j2 Global Communications, Inc.	133,364	2,739,297
*Jaco Electronics, Inc.	66,196	33,760

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*JDA Software Group, Inc.	94,537	$2,477,806
*JDS Uniphase Corp.	477,452	3,752,773
Keithley Instruments, Inc.	30,862	167,581
*Kemet Corp.	190,656	278,358
*Kenexa Corp.	51,800	513,856
*KEY Tronic Corp.	9,365	45,233
Keynote Systems, Inc.	33,400	322,978
*Knot, Inc. (The)	77,157	705,987
*Kopin Corp.	225,067	925,025
#*Kulicke & Soffa Industries, Inc.	160,354	739,232
*KVH Industries, Inc.	32,136	417,768
*L-1 Identity Solutions, Inc.	211,139	1,581,431
*Lantronix, Inc.	2,333	7,862
*LaserCard Corp.	27,883	171,759
*Lattice Semiconductor Corp.	478,626	1,239,641
*Lawson Software, Inc.	558,060	3,381,844
*Leadis Technolgies, Inc.	18,119	3,080
*LeCroy Corp.	214,992	827,719
#*LightPath Technologies, Inc.	1,850	4,458
*Limelight Networks, Inc.	174,715	611,502
*Lionbridge Technologies, Inc.	126,925	294,466
*Liquidity Services, Inc.	62,266	658,152
*Littlefuse, Inc.	51,600	1,551,096
*Logic Devices, Inc.	6,400	11,392
*LoJack Corp.	40,877	174,954
#*LoopNet, Inc.	131,284	1,231,444
#*Loral Space & Communications, Inc.	128,378	3,654,922
*LTX-Credence Corp.	1,060,179	2,661,049
*Mace Security International, Inc.	38,900	36,566
#*Magma Design Automation, Inc.	116,226	280,105
*Management Network Group, Inc.	224,773	101,148
#*Manhattan Associates, Inc.	72,894	1,528,587
*ManTech International Corp. Class A	14,801	709,116
Marchex, Inc. Class B	57,476	315,543
*Mastech Holdings, Inc.	27	131
*Mattson Technology, Inc.	110,638	365,105
Maximus, Inc.	59,200	2,833,312
#*Maxwell Technologies, Inc.	60,101	877,475
*Measurement Specialties, Inc.	32,657	389,271
#*Mechanical Technology, Inc.	7	6
*MEMSIC, Inc.	4,050	13,041
*Mentor Graphics Corp.	315,130	2,527,343
*Mercury Computer Systems, Inc.	260,226	3,107,098
#*Merix Corp.	342,777	826,093
*Merrimac Industries, Inc.	12,771	204,208
Mesa Laboratories, Inc.	13,793	366,756
Methode Electronics, Inc.	86,300	948,437
Micrel, Inc.	154,373	1,153,166
*Microsemi Corp.	187,602	2,802,774
*MicroStrategy, Inc.	26,300	2,464,836
*Microtune, Inc.	122,368	271,657
*Mindspeed Technologies, Inc.	65,701	415,230
*MIPS Technologies, Inc.	133,600	515,696
*MKS Instruments, Inc.	153,686	2,551,188
Mocon, Inc.	22,501	220,285
*ModusLink Global Solutions, Inc.	180,346	1,830,512
*MoneyGram International, Inc.	189,775	569,325
*Monolithic Power Systems, Inc.	85,019	1,753,092
*Monotype Imaging Holdings, Inc.	77,617	700,882
*MoSys, Inc.	58,927	264,582
*Move, Inc.	430,869	754,021

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MRV Communications, Inc.	739,416	$628,504
*MTM Technologies, Inc.	306	139
MTS Systems Corp.	49,787	1,281,020
*Multi-Fineline Electronix, Inc.	57,663	1,376,416
#*Nanometrics, Inc.	185,621	1,614,903
*Napco Security Technologies, Inc.	9,511	19,878
#*NCI, Inc.	21,183	631,253
*Netezza Corp.	139,971	1,272,336
*NETGEAR, Inc.	79,634	1,643,646
*NetList, Inc.	45,700	173,203
*NetLogic Microsystems, Inc.	64,078	2,624,635
*NetScout Systems, Inc.	92,850	1,303,614
*NetSuite, Inc.	141,972	2,241,738
*Network Engines, Inc.	124,077	181,152
*Network Equipment Technologies, Inc.	66,715	299,550
*NeuStar, Inc.	108,300	2,432,418
*Newport Corp.	6,218	52,915
Newtek Business Services, Inc.	157,795	149,905
*NextWave Wireless, Inc.	82,078	36,886
NIC, Inc.	175,465	1,487,943
#*Novatel Wireless, Inc.	67,385	504,040
#*Novell, Inc.	792,789	3,543,767
*Nu Horizons Electronics Corp.	237,916	975,456
*NumereX Corp. Class A	28,766	128,584
O.I. Corp.	8,590	68,033
*Occam Networks, Inc.	87,988	461,057
*Oclaro, Inc.	484,947	800,163
*OmniVision Technologies, Inc.	116,600	1,504,140
*Omtool, Ltd.	3,470	3,817
*Online Resources Corp.	69,108	333,792
*Onvia, Inc.	12,730	92,038
*Openwave Systems, Inc.	737,610	1,644,870
*Oplink Communications, Inc.	47,739	708,924
OPNET Technologies, Inc.	58,911	692,204
*Opnext, Inc.	168,626	318,703
*OPTi, Inc.	11,000	44,000
*Optical Cable Corp.	15,754	56,399
*ORBCOMM, Inc.	55,037	125,484
*OSI Systems, Inc.	41,500	1,098,505
*Overland Storage, Inc.	73,234	136,948
#*Palm, Inc.	62,396	648,294
*PAR Technology Corp.	32,085	185,772
*Parametric Technology Corp.	203,813	3,375,143
Park Electrochemical Corp.	51,950	1,363,688
#*ParkerVision, Inc.	76,939	123,102
*PC Connection, Inc.	42,164	269,850
*PC Mall, Inc.	40,500	206,955
*PC-Tel, Inc.	61,900	359,639
*PDF Solutions, Inc.	43,126	170,779
*Peerless Systems Corp.	22,500	58,050
Pegasystems, Inc.	94,167	3,131,053
*Perceptron, Inc.	16,030	50,494
*Perficient, Inc.	72,181	700,878
*Performance Technologies, Inc.	40,315	113,688
*Pericom Semiconductor Corp.	58,436	514,237
*Pervasive Software, Inc.	42,607	218,148
#*PFSweb, Inc.	6,817	19,292
*Phoenix Technologies, Ltd.	80,520	253,638
*Photronics, Inc.	117,006	450,473
*Pixelworks, Inc.	30,829	91,870
*Planar Systems, Inc.	301,370	678,082

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Plantronics, Inc.	144,900	$3,828,258
*PLATO Learning, Inc.	320,548	1,320,658
*Plexus Corp.	90,771	3,087,122
*PLX Technology, Inc.	83,881	372,432
*PMC-Sierra, Inc.	345,854	2,749,539
#Power Integrations, Inc.	68,800	2,147,248
*Powerwave Technologies, Inc.	1,493,800	2,046,506
*Presstek, Inc.	57,114	161,633
—*Price Communications Liquidation Trust	159,870	21,835
*Progress Software Corp.	107,903	3,035,311
*PROS Holdings, Inc.	59,108	469,909
QAD, Inc.	124,687	683,285
Qualstar Corp.	27,000	59,670
*Quantum Corp.	537,758	1,376,660
*Quest Software, Inc.	296,730	5,109,691
*QuickLogic Corp.	77,495	177,464
*Radiant Systems, Inc.	76,136	879,371
*RadiSys Corp.	131,988	991,230
#*Rambus, Inc.	84,700	1,858,318
*Ramtron International Corp.	63,900	118,215
*RealNetworks, Inc.	375,119	1,583,002
*Relm Wireless Corp.	30,843	96,539
Renaissance Learning, Inc.	55,793	742,605
*Research Frontiers, Inc.	4,300	13,330
*RF Industries, Ltd.	5,641	27,923
*RF Micro Devices, Inc.	1,117,123	4,300,924
*RF Monolithics, Inc.	23,489	32,885
Richardson Electronics, Ltd.	61,920	474,926
*RightNow Technologies, Inc.	72,942	1,166,343
*Rimage Corp.	20,673	308,234
*Riverbed Technology, Inc.	145,971	3,272,670
*Rofin-Sinar Technologies, Inc.	91,954	2,012,873
*Rogers Corp.	37,200	890,568
#*Rubicon Technology, Inc.	46,116	727,710
*Rudolph Technologies, Inc.	356,712	2,236,584
*S1 Corp.	176,311	1,054,340
*Saba Software, Inc.	77,024	372,796
*Salary.com, Inc.	66,643	149,280
*Sanmina-SCI Corp.	180,741	2,385,781
*Sapient Corp.	339,907	2,634,279
*SAVVIS, Inc.	124,920	1,966,241
*ScanSource, Inc.	70,300	1,986,678
*Schmitt Industries, Inc.	2,366	7,973
*Scientific Learning Corp.	7,350	41,160
*SCM Microsystems, Inc.	50,472	103,468
*SeaChange International, Inc.	79,673	515,484
*Selectica, Inc.	148,320	38,563
*Semtech Corp.	141,817	2,124,419
Servidyne, Inc.	346	625
*ShoreTel, Inc.	99,972	530,851
*Sigma Designs, Inc.	58,500	649,935
*Sigmatron International, Inc.	2,200	13,002
*Silicon Graphics International Corp.	69,061	553,179
*Silicon Image, Inc.	146,001	351,862
*Silicon Laboratories, Inc.	80,324	3,392,886
*Silicon Storage Technology, Inc.	90,400	241,368
*Simulations Plus, Inc.	36,778	61,419
*Skyworks Solutions, Inc.	314,133	3,986,348
*Smart Modular Technologies (WWH), Inc.	163,928	996,682
*Smith Micro Software, Inc.	70,501	546,383
Soapstone Networks, Inc.	53,559	40,973

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sonic Foundry, Inc.	11,010	$60,555
#*Sonic Solutions, Inc.	88,589	758,322
*SonicWALL, Inc.	124,779	950,816
*Sonus Networks, Inc.	371,232	783,300
*Soundbite Communications, Inc.	2,200	5,896
*Sourcefire, Inc.	60,918	1,270,140
*Spark Networks, Inc.	32,852	97,242
*Spectrum Control, Inc.	45,591	470,499
*SRA International, Inc.	114,700	1,975,134
*SRS Labs, Inc.	32,797	227,939
*Standard Microsystems Corp.	60,217	1,201,329
*StarTek, Inc.	53,389	395,079
#*STEC, Inc.	131,815	1,848,046
*SteelCloud, Inc.	9,647	1,108
#*Stratasys, Inc.	58,900	1,354,700
*SuccessFactors, Inc.	163,588	2,666,484
*Sunrise Telecom, Inc.	18,500	12,765
*Super Micro Computer, Inc.	81,047	1,002,551
*Supertex, Inc.	36,000	862,200
*Support.com, Inc.	107,252	265,985
*Switch & Data Facilities Co., Inc.	76,044	1,390,084
Sycamore Networks, Inc.	73,328	1,421,830
*Symmetricom, Inc.	410,587	2,093,994
*Symyx Technologies, Inc.	145,772	720,114
#*Synaptics, Inc.	105,950	2,681,594
*Synchronoss Technologies, Inc.	71,368	1,196,128
*SYNNEX Corp.	77,600	2,054,072
Syntel, Inc.	108,782	3,657,251
Taitron Components, Inc.	2,900	4,785
#*Take-Two Interactive Software, Inc.	209,601	1,945,097
*Taleo Corp. Class A	84,463	1,715,444
*Tech Data Corp.	61,588	2,509,711
*Technical Communications Corp.	400	2,028
Technitrol, Inc.	94,619	423,893
*TechTarget, Inc.	40,930	216,929
*TechTeam Global, Inc.	39,271	289,035
*Techwell, Inc.	49,100	530,771
*Tekelec	182,792	2,738,224
*TeleCommunication Systems, Inc.	97,599	854,967
*TeleTech Holdings, Inc.	154,288	2,937,644
*Telular Corp.	12,420	53,903
#*Teradyne, Inc.	354,577	3,311,749
#*Terremark Worldwide, Inc.	267,215	2,185,819
Tessco Technologies, Inc.	17,006	317,162
*Tessera Technologies, Inc.	109,065	1,872,646
TheStreet.com, Inc.	69,842	221,399
#*THQ, Inc.	148,400	747,936
*TIBCO Software, Inc.	474,473	4,251,278
*Tier Technologies, Inc. Class B	56,086	431,862
*TII Network Technologies, Inc.	2,460	3,149
#*TiVo, Inc.	252,759	2,279,886
*TNS, Inc.	59,210	1,355,909
*Tollgrade Communications, Inc.	158,472	985,696
*Track Data Corp.	9,829	30,666
*Transact Technologies, Inc.	27,550	197,809
*Trans-Lux Corp.	4,588	5,506
*TranSwitch Corp.	23,072	35,762
*Travelzoo, Inc.	36,002	386,301
*Trident Microsystems, Inc.	37,800	68,796
*Trio-Tech International	400	1,592
*Triquint Semiconductor, Inc.	349,878	2,099,268

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
TSR, Inc.	10,113	$24,069
*TTM Technologies, Inc.	101,000	1,045,350
#*Tyler Technologies, Inc.	109,800	2,056,554
Ulticom, Inc.	27,882	267,667
#*Ultimate Software Group, Inc.	66,599	1,991,310
*Ultra Clean Holdings, Inc.	48,482	313,194
*Ultratech, Inc.	54,499	743,366
*Unica Corp.	45,363	359,275
*Unisys Corp.	97,253	2,809,639
United Online, Inc.	236,535	1,494,901
#*Universal Display Corp.	86,216	971,654
#*UTStarcom, Inc.	492,023	1,062,770
*ValueClick, Inc.	248,376	2,297,478
#*Veeco Instruments, Inc.	84,770	2,697,381
*VeriFone Holdings, Inc.	194,299	3,456,579
*Verint Systems, Inc.	84,334	1,543,312
*Viasat, Inc.	76,591	2,093,232
*Vicon Industries, Inc.	15,389	83,716
*Video Display Corp.	20,028	75,706
*Virage Logic Corp.	54,918	305,893
#*Virnetx Holding Corp.	79,924	241,370
*Virtusa Corp.	101,223	901,897
*Vishay Intertechnology, Inc.	395,507	2,982,123
#*Vocus, Inc.	44,516	717,598
*Volterra Semiconductor Corp.	57,776	1,126,054
Wayside Technology Group, Inc.	3,900	31,707
*Web.com Group, Inc.	163,052	909,830
*WebMediaBrands, Inc.	186,147	212,208
*Websense, Inc.	118,472	2,195,286
*Westell Technologies, Inc.	315,209	403,468
*Winland Electronics, Inc.	23,806	20,711
*Wireless Ronin Technologies, Inc.	38,895	121,352
*Wireless Telecom Group, Inc.	64,560	50,357
*WPCS International, Inc.	34,365	104,813
*Wright Express Corp.	87,652	2,573,463
*X-Rite, Inc.	1,518	3,780
*Zebra Technologies Corp. Class A	130,012	3,393,313
*Zhone Technologies, Inc.	288,606	152,384
*ZiLOG, Inc.	54,368	193,550
*Zix Corp.	76,239	143,329
*Zoran Corp.	187,740	2,059,508
*Zygo Corp.	32,391	343,021

Total Information Technology		533,947,026

Materials — (4.3%)
A. Schulman, Inc.	70,355	1,584,395
A.M. Castle & Co.	52,673	510,928
*AEP Industries, Inc.	16,412	572,943
#AMCOL International Corp.	81,875	2,057,519
*American Pacific Corp.	25,833	185,998
American Vanguard Corp.	48,874	370,954
*Arabian American Development Co.	10,953	25,740
Arch Chemicals, Inc.	66,742	1,866,106
Ashland, Inc.	7,278	294,104
Balchem Corp.	70,556	1,368,071
*Boise, Inc.	233,043	1,202,502
*Brush Engineered Materials, Inc.	45,700	821,229
*Buckeye Technologies, Inc.	139,464	1,595,468
*BWAY Holding Co.	50,545	862,298
Cabot Corp.	150,335	3,875,636
*Calgon Carbon Corp.	128,700	1,723,293

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Carpenter Technology Corp.	100,494	$2,693,239
*Century Aluminum Co.	212,853	2,409,496
*Clearwater Paper Corp.	26,164	1,280,205
*Coeur d’Alene Mines Corp.	179,772	2,520,403
*Continental Materials Corp.	300	4,346
*Core Molding Technologies, Inc.	10,317	30,848
Cytec Industries, Inc.	97,000	3,619,070
Deltic Timber Corp.	34,133	1,532,913
*Detrex Corp.	500	1,713
#*Domtar Corp.	67,700	3,288,189
Eagle Materials, Inc.	100,738	2,297,834
Ferro Corp.	185,572	1,440,039
Flamemaster Corp.	189	912
#*Flotek Industries, Inc.	23,500	34,780
Friedman Industries, Inc.	21,781	119,796
*General Moly, Inc.	166,499	391,273
*Georgia Gulf Corp.	54,155	831,279
*Graphic Packaging Holding Co.	256,598	867,301
H.B. Fuller Co.	162,218	3,247,604
Hawkins, Inc.	40,720	839,646
Haynes International, Inc.	26,900	787,901
*Headwaters, Inc.	138,166	758,531
#*Hecla Mining Co.	548,077	2,499,231
*Horsehead Holding Corp.	99,677	976,835
Huntsman Corp.	362,421	4,417,912
ICO, Inc.	62,985	486,244
*Impreso, Inc.	5,200	3,432
Innophos Holdings, Inc.	48,998	958,401
*Innospec, Inc.	52,839	515,180
Kaiser Aluminum Corp.	48,464	1,703,510
*KapStone Paper & Packaging Corp.	104,436	964,989
KMG Chemicals, Inc.	25,513	350,804
Koppers Holdings, Inc.	46,730	1,304,702
*Kronos Worldwide, Inc.	9,097	132,907
*Landec Corp.	73,100	464,185
#*Louisiana-Pacific Corp.	285,924	2,032,920
*LSB Industries, Inc.	47,006	618,129
*Material Sciences Corp.	254,823	496,905
#*Mercer International, Inc.	42,900	133,848
Minerals Technologies, Inc.	50,300	2,404,340
*Mines Management, Inc.	46,033	117,844
*Mod-Pac Corp.	30,416	134,439
Myers Industries, Inc.	84,419	771,590
Neenah Paper, Inc.	104,799	1,458,802
NewMarket Corp.	43,500	3,924,570
NL Industries, Inc.	123,090	834,550
*Northern Technologies International Corp.	15,090	155,880
Olin Corp.	194,552	3,210,108
Olympic Steel, Inc.	25,000	693,500
*OM Group, Inc.	86,800	2,831,416
*Omnova Solutions, Inc.	102,068	577,705
P.H. Glatfelter Co.	104,355	1,440,099
Penford Corp.	25,900	265,734
*PolyOne Corp.	212,655	1,584,280
Quaker Chemical Corp.	28,720	502,313
*Rock of Ages Corp.	56,133	181,871
Rock-Tenn Co. Class A	44,300	1,891,167
*Rockwood Holdings, Inc.	162,997	3,571,264
*RTI International Metals, Inc.	69,000	1,707,750
Schnitzer Steel Industries, Inc. Class A	48,310	1,956,555
Schweitzer-Maudoit International, Inc.	74,268	5,587,924

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Senomyx, Inc.	68,402	$267,452
Sensient Technologies Corp.	125,500	3,256,725
*Solutia, Inc.	279,292	3,840,265
Spartech Corp.	100,918	1,018,263
Stepan Co.	24,400	1,426,912
*Stillwater Mining Co.	212,497	2,135,595
Synalloy Corp.	13,650	108,790
Temple-Inland, Inc.	162,339	2,819,828
#Texas Industries, Inc.	63,131	2,142,666
#*Titanium Metals Corp.	53,511	622,333
*U.S. Concrete, Inc.	563,846	507,461
*U.S. Energy Corp.	10,000	51,400
#*U.S. Gold Corp.	233,928	521,659
*UFP Technologies, Inc.	3,500	24,500
*United States Lime & Minerals, Inc.	18,396	725,722
*Universal Stainless & Alloy Products, Inc.	14,231	259,431
Valhi, Inc.	37,249	597,846
Vulcan International Corp.	700	24,850
Wausau Paper Corp.	351,352	3,098,925
*Webco Industries, Inc.	600	34,200
Westlake Chemical Corp.	131,818	2,706,224
*Williams Industries, Inc.	1,200	1,740
#Worthington Industries, Inc.	173,679	2,513,135
*WR Grace & Co.	158,768	3,791,380
#Zep, Inc.	46,939	1,038,291
*Zoltek Cos., Inc.	69,430	579,740

Total Materials		135,893,670

Other — (0.0%)
—Allen Organ Co. Escrow Shares	800	1,316
*Avigen, Inc. Escrow Shares	193,723	—
—*Big 4 Ranch, Inc.	3,200	—
—*DLB Oil & Gas, Inc. Escrow Shares	1,300	—
—*ePresence, Inc. Escrow Shares	25,100	—
—*iGo, Inc. Escrow Shares	4,100	—
—*Landco Real Estate LLC	800	—
—*MAIR Holdings, Inc. Escrow Shares	51,616	—
—*Noel Group, Inc.	8,000	40
—#*Pelican Financial, Inc. Escrow Shares	300	—
—*Petrocorp, Inc. Escrow Shares	6,900	414
—*Tripos Escrow Shares	220	20

Total Other		1,790

Telecommunication Services — (0.8%)
#*AboveNet, Inc.	58,010	3,401,706
Alaska Communications Systems Group, Inc.	115,643	942,490
*Arbinet Corp.	8,000	17,840
Atlantic Tele-Network, Inc.	35,087	1,699,263
#*Cbeyond, Inc.	66,588	829,686
*Cincinnati Bell, Inc.	487,527	1,418,704
*Cogent Communications Group, Inc.	102,365	1,117,826
Consolidated Communications Holdings, Inc.	69,076	1,183,272
*FiberTower Corp.	600	2,628
*General Communications, Inc. Class A	113,181	671,163
*Global Crossing, Ltd.	138,312	1,932,219
HickoryTech Corp.	29,945	254,533
*IDT Corp.	12,859	47,321
*IDT Corp. Class B	53,772	239,285
Iowa Telecommunications Services, Inc.	75,250	1,231,090
#*Neutral Tandem, Inc.	70,286	1,086,622
NTELOS Holdings Corp.	96,227	1,563,689

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*PAETEC Holding Corp.	335,023	$1,062,023
*Premiere Global Services, Inc.	199,337	1,610,643
Shenandoah Telecommunications Co.	39,806	684,663
#*Sprint Nextel Corp.	127,558	418,390
*SureWest Communications	99,781	893,040
*Syniverse Holdings, Inc.	159,692	2,684,423
*USA Mobility, Inc.	49,721	516,601
Warwick Valley Telephone Co.	19,596	250,927
*Xeta Corp.	69,805	214,301

Total Telecommunication Services		25,974,348

Utilities — (1.9%)
#ALLETE, Inc.	83,066	2,599,966
*AMEN Properties, Inc.	19	4,750
American States Water Co.	46,631	1,549,082
Artesian Resources Corp.	14,740	260,161
#Avista Corp.	143,550	2,925,549
#Black Hills Corp.	95,999	2,494,054
*Cadiz, Inc.	30,600	365,058
#California Water Service Group	56,495	2,051,898
Central Vermont Public Service Corp.	30,150	592,146
CH Energy Group, Inc.	43,250	1,710,538
Chesapeake Utilities Corp.	23,036	682,787
#Cleco Corp.	157,387	4,079,471
Connecticut Water Services, Inc.	23,871	530,891
Delta Natural Gas Co., Inc.	7,289	211,381
*El Paso Electric Co.	125,400	2,413,950
Empire District Electric Co.	82,800	1,524,348
Energy, Inc.	6,200	62,372
*Environmental Power Corp.	29,836	8,205
#Hawaiian Electric Industries, Inc.	7,292	144,236
IDACORP, Inc.	112,400	3,523,740
Laclede Group, Inc.	60,400	1,948,504
Maine & Maritimes Corp.	4,330	141,245
MGE Energy, Inc.	57,227	1,913,099
Middlesex Water Co.	36,408	628,038
#New Jersey Resources Corp.	69,666	2,542,112
#Nicor, Inc.	3,500	141,820
Northwest Natural Gas Co.	77,000	3,339,490
NorthWestern Corp.	82,808	2,024,656
Pennichuck Corp.	9,415	188,018
PNM Resources, Inc.	199,309	2,317,964
Portland General Electric Co.	172,900	3,371,550
*Renegy Holdings, Inc.	2,699	2,510
RGC Resources, Inc.	3,464	106,102
*SJW Corp.	49,450	1,084,438
South Jersey Industries, Inc.	79,828	3,059,807
Southwest Gas Corp.	111,100	3,074,137
Southwest Water Co.	68,167	413,092
UIL Holdings Corp.	68,866	1,871,089
Unisource Energy Corp.	94,485	2,904,469
#Unitil Corp.	35,369	769,983
WGL Holdings, Inc.	29,225	927,309
York Water Co.	25,910	344,085

Total Utilities		60,848,100

TOTAL COMMON STOCKS		2,698,493,614

RIGHTS/WARRANTS — (0.0%)
*Caliper Life Sciences, Inc. Warrants 08/10/11	44	4
*Contra Phramacopeia Contingent Value Rights	20,649	—
—CSF Holding, Inc. Litigation Rights	3,250	—

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
—*DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	$—
*Federal-Mogul Corp. Warrants 12/27/14	4,373	1,159
*Flagstar Bancorp, Inc. Rights 02/08/10	1,672,090	—
—*Lantronix, Inc. Warrants	65	—
*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	344,196	—
—*Mossimo, Inc. Contingent Rights	16,100	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	53,174	6,950
—*Tengasco, Inc. Warrants	683	—
*Valley National Bancorp Warrants 06/30/15	616	1,848
*West Coast Bancorp Rights 03/01/10	8,405	5,127

TOTAL RIGHTS/WARRANTS		15,088

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	1,663,121	1,663,121

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.0%)
§@DFA Short Term Investment Fund LP	475,667,182	475,667,182
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $1,563,274 FHLMC 4.000%, 04/01/24, valued at $1,450,253) to be repurchased at $1,408,026	$1,408	1,408,012

TOTAL SECURITIES LENDING COLLATERAL		477,075,194

TOTAL INVESTMENTS — (100.0%) (Cost $3,058,963,978)##		$3,177,247,017

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$484,660,194	$24,000	—	$484,684,194
Consumer Staples	108,850,915	—	—	108,850,915
Energy	151,182,346	—	—	151,182,346
Financials	364,617,519	4,198	—	364,621,717
Health Care	373,646,587	252,974	—	373,899,561
Industrials	458,589,947	—	—	458,589,947
Information Technology	533,925,191	21,835	—	533,947,026
Materials	135,893,670	—	—	135,893,670
Other	—	1,790	—	1,790
Telecommunication Services	25,974,348	—	—	25,974,348
Utilities	60,848,100	—	—	60,848,100
Rights/Warrants	9,961	5,127	—	15,088
Temporary Cash Investments	1,663,121	—	—	1,663,121
Securities Lending Collateral	—	477,075,194	—	477,075,194

TOTAL	$2,699,861,899	$477,385,118	—	$3,177,247,017

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.9%)
Consumer Discretionary — (15.4%)
*1-800-FLOWERS.COM, Inc.	161,868	$335,067
*4Kids Entertainment, Inc.	123,488	181,527
*AC Moore Arts & Crafts, Inc.	200,906	562,537
Acme United Corp.	31,807	283,082
*AFC Enterprises, Inc.	78,390	642,798
*AH Belo Corp.	338,929	2,070,856
*Aldila, Inc.	52,806	221,785
*Alloy, Inc.	68,996	532,649
Ambassadors Group, Inc.	143,294	1,623,521
*Ambassadors International, Inc.	791	403
Amcon Distributing Co.	5,690	307,544
#*American Apparel, Inc.	134,596	380,907
#*American Axle & Manufacturing Holdings, Inc.	187,814	1,756,061
*American Biltrite, Inc.	89,749	161,548
#*American Public Education, Inc.	12,543	478,390
*America’s Car-Mart, Inc.	105,056	2,471,968
*Amerigon, Inc.	65,599	534,632
#*AnnTaylor Stores Corp.	158,564	1,991,564
*ante4, Inc.	73,707	69,285
#Arbitron, Inc.	71,655	1,813,588
#*Arctic Cat, Inc.	110,720	927,834
Ark Restaurants Corp.	32,981	452,664
#*ArvinMeritor, Inc.	671,630	6,508,095
*Asbury Automotive Group, Inc.	295,080	3,266,536
*Ascent Media Corp.	1,100	28,347
*Atrinsic, Inc.	96,610	64,729
*Audiovox Corp. Class A	165,885	1,103,135
*Bakers Footwear Group, Inc.	60,195	66,214
*Ballantyne Strong, Inc.	7,794	25,954
*Bassett Furniture Industries, Inc.	90,500	391,865
*Beasley Broadcast Group, Inc.	65,543	235,299
#*Beazer Homes USA, Inc.	429,016	1,673,162
bebe stores, inc.	208,824	1,290,532
Belo Corp.	802,235	5,326,840
*Benihana, Inc.	15,670	73,649
*Benihana, Inc. Class A	3,619	15,960
Big 5 Sporting Goods Corp.	91,609	1,338,407
#*BJ’s Restaurants, Inc.	223,354	4,721,704
#*Blockbuster, Inc. Class A	747,928	336,568
*Blockbuster, Inc. Class B	269,832	83,648
#*Blue Nile, Inc.	52,402	2,701,323
*Bluegreen Corp.	277,229	676,439
Blyth, Inc.	26,630	748,037
#Bon-Ton Stores, Inc. (The)	133,472	1,167,880
Books-A-Million, Inc.	41,528	264,533
*Borders Group, Inc.	161,557	138,939
Bowl America, Inc. Class A	55,406	728,589
*Boyd Gaming Corp.	143,300	1,117,740
*Broadview Institute, Inc.	15,800	49,296
#*Brookfield Homes Corp.	72,100	523,446
Brown Shoe Co., Inc.	122,228	1,497,293
#Brunswick Corp.	643,908	6,909,133
#*Buffalo Wild Wings, Inc.	156,089	7,306,526
*Build-A-Bear-Workshop, Inc.	56,905	271,437
*Cache, Inc.	102,259	429,488
*California Coastal Communities, Inc.	107,476	150,466
#*California Pizza Kitchen, Inc.	181,960	2,511,048
#Callaway Golf Co.	192,719	1,437,684

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Cambium Learning Group, Inc.	17,185	$67,708
*Canterbury Park Holding Corp.	24,468	174,457
*Caribou Coffee Co., Inc.	52,613	380,392
*Carmike Cinemas, Inc.	126,443	914,183
*Carriage Services, Inc.	168,400	648,340
*Carrols Restaurant Group, Inc.	216,330	1,365,042
*Casual Male Retail Group, Inc.	140,470	393,316
#Cato Corp. Class A	253,222	5,178,390
*Cavco Industries, Inc.	56,747	2,033,812
*CEC Entertainment, Inc.	128,411	4,261,961
*Charles & Colvard, Ltd.	53,548	64,258
*Charming Shoppes, Inc.	1,051,728	6,110,540
#Cherokee, Inc.	81,398	1,306,438
Christopher & Banks Corp.	96,751	643,394
*Chromcraft Revington, Inc.	94,050	221,018
#Churchill Downs, Inc.	112,024	4,066,471
#*Citi Trends, Inc.	135,067	4,204,636
CKE Restaurants, Inc.	220,441	1,842,887
#*CKX, Inc.	25,300	102,718
*Coachmen Industries, Inc.	117,100	152,230
*Coast Distribution System, Inc.	41,382	162,631
*Cobra Electronics Corp.	14,173	22,110
*Coldwater Creek, Inc.	347,785	1,551,121
Collectors Universe, Inc.	49,826	476,835
*Concord Camera Corp.	49,560	185,851
#*Conn’s, Inc.	227,058	1,276,066
#Cooper Tire & Rubber Co.	3,155	53,730
*Core-Mark Holding Co., Inc.	41,875	1,248,712
*Cosi, Inc.	3,033	2,093
*Cost Plus, Inc.	148,999	178,799
CPI Corp.	17,499	235,537
Cracker Barrel Old Country Store, Inc.	60,486	2,235,563
*Craftmade International, Inc.	63,108	189,324
#*Crocs, Inc.	231,667	1,702,752
#*Crown Media Holdings, Inc.	170,294	240,115
CSS Industries, Inc.	53,050	919,356
*Culp, Inc.	252,045	3,279,105
#*Cumulus Media, Inc.	138,366	338,997
*Cybex International, Inc.	6,772	8,465
*Cycle Country Accessories Corp.	488	185
*Daily Journal Corp.	200	12,950
*Dana Holding Corp.	172,760	1,781,156
*Decorator Industries, Inc.	20,587	20,587
*dELiA*s, Inc.	7,960	14,169
*Delta Apparel, Inc.	77,201	981,997
*Destination Maternity Corp.	43,319	1,053,951
#Dillard’s, Inc.	363,584	6,020,951
*DineEquity, Inc.	71,400	1,623,636
*Dixie Group, Inc.	104,300	248,756
*Dolan Media Co.	62,530	617,796
*Domino’s Pizza, Inc.	218,046	2,463,920
*Dorman Products, Inc.	158,255	2,445,040
Dover Downs Gaming & Entertainment, Inc.	136,270	476,945
Dover Motorsports, Inc.	168,371	377,151
*Dress Barn, Inc. (The)	9,318	219,346
*Drew Industries, Inc.	188,220	3,500,892
*Drugstore.com, Inc.	117,813	334,589
*DSW, Inc.	58,600	1,412,260
*Duckwall-ALCO Stores, Inc.	52,900	651,728
*EDCI Holdings, Inc.	62,230	392,671
Educational Development Corp.	34,115	204,690

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Einstein Noah Restaurant Group, Inc.	43,616	$513,360
*ELXSI Corp.	7,100	7,348
*Emerson Radio Corp.	243,478	584,347
*Emmis Communications Corp. Class A	303,222	357,802
*Empire Resorts, Inc.	96,174	217,353
*Enova Systems, Inc.	376	635
*Entercom Communications Corp.	386,229	3,267,497
*Entravision Communications Corp.	977,479	2,903,113
*Escalade, Inc.	62,320	153,930
#*Ethan Allen Interiors, Inc.	211,231	3,060,737
*Ever-Glory International Group, Inc.	1,600	7,040
*EW Scripps Co.	115,236	783,605
*Exide Technologies	204,049	1,577,299
*Famous Dave’s of America, Inc.	48,226	301,412
*Federal Screw Works	12,548	27,606
*FGX International Holdings, Ltd.	59,765	1,174,382
Finish Line, Inc. Class A	346,634	3,844,171
*Fisher Communications, Inc.	24,554	315,764
*Flanigan’s Enterprises, Inc.	20,756	127,649
Flexsteel Industries, Inc.	53,266	621,614
*Footstar, Inc.	81,000	32,400
FortuNet, Inc.	6,362	14,251
*Franklin Electronic Publishers, Inc.	81,300	201,624
*Frederick’s of Hollywood Group, Inc.	3,103	3,755
Fred’s, Inc.	304,496	3,054,095
Frisch’s Restaurants, Inc.	63,868	1,529,639
#*Fuel Systems Solutions, Inc.	149,650	5,333,526
*Full House Resorts, Inc.	6,102	17,330
*Furniture Brands International, Inc.	169,712	875,714
*Gaiam, Inc.	46,634	300,789
*GameTech International, Inc.	40,474	64,758
Gaming Partners International Corp.	13,959	79,008
*Gander Mountain Co.	186,898	981,214
#*Gaylord Entertainment Co.	93,800	1,804,712
*Genesco, Inc.	147,400	3,475,692
*G-III Apparel Group, Ltd.	152,730	2,659,029
*Global Traffic Network, Inc.	13,424	59,603
*Golfsmith International Holdings, Inc.	1,000	2,300
*Gray Television, Inc.	352,972	698,885
*Gray Television, Inc. Class A	41,200	83,224
*Great Wolf Resorts, Inc.	257,047	593,779
*Group 1 Automotive, Inc.	97,100	2,815,900
*Hallwood Group, Inc.	6,988	309,079
*Hampshire Group, Ltd.	25,800	90,300
*Harris Interactive, Inc.	559,304	743,874
#Harte-Hanks, Inc.	343,256	3,624,783
*Hastings Entertainment, Inc.	95,270	396,323
#Haverty Furniture Cos., Inc.	141,600	1,745,928
Haverty Furniture Cos., Inc. Class A	18,350	228,274
*Hawk Corp.	80,416	1,396,826
*Heelys, Inc.	9,600	19,968
*Helen of Troy, Ltd.	97,920	2,307,974
#*hhgregg, Inc.	96,809	2,062,032
#*Hibbett Sporting Goods, Inc.	205,898	4,369,156
*Hollywood Media Corp.	2,692	3,607
Hooker Furniture Corp.	73,012	927,983
*Hot Topic, Inc.	250,208	1,438,696
#*Hovnanian Enterprises, Inc.	169,168	615,772
*HSN, Inc.	93,620	1,791,887
*Iconix Brand Group, Inc.	162,601	2,052,025
*Image Entertainment, Inc.	74,886	19,560

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Infosonics Corp.	69,762	$73,250
*Insignia Systems, Inc.	51,150	237,336
*Interstate Hotels & Resorts, Inc.	267,685	594,261
*Interval Leisure Group, Inc.	152,423	1,938,821
#*iRobot Corp.	169,146	2,672,507
*Isle of Capri Casinos, Inc.	92,305	743,055
*J. Alexander’s Corp.	62,383	208,983
#*Jackson Hewitt Tax Service, Inc.	77,675	212,830
*Jaclyn, Inc.	20,127	130,322
*JAKKS Pacific, Inc.	227,958	2,507,538
*Jennifer Convertibles, Inc.	394	429
*Jo-Ann Stores, Inc.	231,900	8,121,138
*Johnson Outdoors, Inc.	65,437	694,287
Jones Apparel Group, Inc.	99,795	1,441,040
#*Jos. A. Bank Clothiers, Inc.	176,578	7,400,384
Journal Communications, Inc.	112,440	395,789
*K12, Inc.	78,735	1,573,913
*Kenneth Cole Productions, Inc. Class A	26,305	269,363
*Kid Brands, Inc.	184,100	918,659
*Kirkland’s, Inc.	53,231	822,951
*Knology, Inc.	105,409	1,151,066
*Kona Grill, Inc.	812	2,923
—Koss Corp.	122,722	509,296
*Krispy Kreme Doughnuts, Inc.	182,158	513,686
KSW, Inc.	59,720	234,700
*K-Swiss, Inc. Class A	80,420	730,214
Lacrosse Footwear, Inc.	63,786	866,214
*Lakeland Industries, Inc.	40,544	341,786
*Lakes Entertainment, Inc.	153,884	383,171
*Landry’s Restaurants, Inc.	34,900	723,826
—*Lazare Kaplan International, Inc.	83,500	208,750
*La-Z-Boy, Inc.	475,991	4,831,309
*Leapfrog Enterprises, Inc.	214,505	710,012
—#*Lear Corp.	863,557	—
*Learning Tree International, Inc.	165,855	1,827,722
*Lee Enterprises, Inc.	105,448	447,100
*Libbey, Inc.	1,142	11,774
*Lifetime Brands, Inc.	111,929	892,074
*LIN TV Corp.	258,800	1,234,476
#*Lincoln Educational Services Corp.	123,921	2,567,643
*Lithia Motors, Inc.	114,643	894,215
*Live Nation Entertainment, Inc.	226,003	2,592,254
#*Liz Claiborne, Inc.	256,466	1,248,989
*LodgeNet Interactive Corp.	60,730	332,193
*Lodgian, Inc.	200,356	492,876
*Luby’s, Inc.	251,150	861,444
#*Lumber Liquidators Holdings, Inc.	80,369	1,903,138
*M/I Homes, Inc.	127,328	1,314,025
*Mac-Gray Corp.	116,200	1,041,152
*Maidenform Brands, Inc.	208,612	3,118,749
Marcus Corp.	204,760	2,289,217
#Marine Products Corp.	322,455	1,631,622
*MarineMax, Inc.	170,960	1,543,769
#*Martha Stewart Living Omnimedia, Inc.	75,222	333,233
*MAXXAM, Inc.	160	236,000
*McClatchy Co. (The)	161,059	861,666
*McCormick & Schmick’s Seafood Restaurants, Inc.	33,791	279,452
McRae Industries, Inc. Class A	8,800	102,652
*Meade Instruments Corp.	7,633	24,807
*Media General, Inc.	144,567	1,178,221
*Mediacom Communications Corp.	333,045	1,385,467

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Merisel, Inc.	5	$2
*Meritage Homes Corp.	107,900	2,415,881
*Midas, Inc.	129,393	1,067,492
*Modine Manufacturing Co.	177,115	1,684,364
*Monarch Casino & Resort, Inc.	145,340	1,039,181
Monro Muffler Brake, Inc.	187,706	6,423,299
*Morgan’s Foods, Inc.	500	1,650
*Morgans Hotel Group Co.	159,980	641,520
*Morton’s Restaurant Group, Inc.	73,167	280,230
*Motorcar Parts of America, Inc.	899	5,142
#Movado Group, Inc.	164,071	1,793,296
*MTR Gaming Group, Inc.	17,983	31,830
*Multimedia Games, Inc.	266,909	1,315,861
*Nathan’s Famous, Inc.	57,075	858,979
National CineMedia, Inc.	113,402	1,698,762
National Presto Industries, Inc.	24,615	2,818,910
*Nautilus, Inc.	310,614	779,641
*Navarre Corp.	246,157	487,391
*Nevada Gold & Casinos, Inc.	352	296
*New Frontier Media, Inc.	2,326	4,908
*New York & Co., Inc.	207,999	748,796
*Nexstar Broadcasting Group, Inc.	4,212	19,291
*Nobel Learning Communities, Inc.	71,537	482,159
*Nobility Homes, Inc.	43,800	453,768
*NTN Communications, Inc.	55,566	25,560
#Nutri/System, Inc.	96,572	1,966,206
*O’Charley’s, Inc.	196,846	1,456,660
*OfficeMax, Inc.	336,466	4,363,964
*Ohio Art Co.	3,600	9,000
*Orange 21, Inc.	13,301	8,779
*Orbitz Worldwide, Inc.	221,139	1,357,793
#*Orient-Express Hotels, Ltd.	200,848	1,960,276
#*Orleans Homebuilders, Inc.	169,600	247,616
*Outdoor Channel Holdings, Inc.	142,323	718,731
#*Overstock.com, Inc.	195,758	2,321,690
Oxford Industries, Inc.	141,900	2,531,496
*P & F Industries, Inc. Class A	4,983	13,230
#*P.F. Chang’s China Bistro, Inc.	98,647	3,807,774
*Pacific Sunwear of California, Inc.	172,097	605,781
*Palm Harbor Homes, Inc.	206,034	422,370
*Papa John’s International, Inc.	217,257	5,127,265
#*Peet’s Coffee & Tea, Inc.	135,649	4,435,722
#*Penske Automotive Group, Inc.	648,551	9,118,627
Pep Boys - Manny, Moe & Jack (The)	431,491	3,602,950
*Perfumania Holdings, Inc.	10,825	67,115
*Perry Ellis International, Inc.	119,400	1,913,982
#PetMed Express, Inc.	237,313	4,373,679
*Phoenix Footwear Group, Inc.	62,100	31,050
*Pier 1 Imports, Inc.	759,929	3,875,638
*Pinnacle Entertainment, Inc.	540,950	4,414,152
*Playboy Enterprises, Inc. Class A	1,175	5,311
*Playboy Enterprises, Inc. Class B	159,505	519,986
*Point.360	42,346	58,861
*PokerTek, Inc.	294	182
*Premier Exhibitions, Inc.	2,033	2,562
#*Pre-Paid Legal Services, Inc.	90,460	3,606,640
Primedia, Inc.	29,274	90,164
#*Princeton Review, Inc.	316,709	1,339,679
*Q.E.P. Co., Inc.	33,487	334,870
#*Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	339,724
*Quiksilver, Inc.	275,934	557,387

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Radio One, Inc. Class D	253,017	$812,185
#*Raser Technologies, Inc.	180,102	181,903
*RC2 Corp.	174,480	2,507,278
*RCN Corp.	154,744	1,518,039
*Reading International, Inc. Class A	136,980	553,399
*Reading International, Inc. Class B	11,620	74,194
*Red Lion Hotels Corp.	168,696	1,000,367
*Red Robin Gourmet Burgers, Inc.	44,905	827,599
*Regent Communications, Inc.	482,407	62,713
*Rentrak Corp.	104,800	1,751,208
*Retail Ventures, Inc.	132,137	1,094,094
*Rex Stores Corp.	178,776	2,699,518
RG Barry Corp.	132,496	1,172,590
#*RHI Entertainment, Inc.	800	305
*Rick’s Cabaret International, Inc.	24,499	272,919
#*Riviera Holdings Corp.	66,300	31,824
*Rockford Corp.	80,475	25,350
*Rocky Brands, Inc.	50,100	430,359
*Rubio’s Restaurants, Inc.	66,540	515,685
#*Ruby Tuesday, Inc.	469,996	3,247,672
*Ruth’s Hospitality Group, Inc.	57,286	159,828
#Ryland Group, Inc.	146,467	3,260,355
*Saga Communications, Inc.	38,991	510,782
*Saks, Inc.	234,800	1,512,112
*Salem Communications Corp.	170,251	910,843
#*Sealy Corp.	607,000	1,808,860
*Select Comfort Corp.	139,376	901,763
*Shiloh Industries, Inc.	145,400	654,300
*Shoe Carnival, Inc.	105,320	1,924,196
*Shuffle Master, Inc.	226,426	2,012,927
*Shutterfly, Inc.	75,430	1,193,303
*Silverleaf Resorts, Inc.	30,700	23,946
*Sinclair Broadcast Group, Inc. Class A	157,820	796,991
*Skechers U.S.A., Inc. Class A	86,613	2,430,361
Skyline Corp.	74,794	1,369,478
*Smith & Wesson Holding Corp.	217,801	862,492
Sonesta International Hotels Corp. Class A	25,432	316,628
*Sonic Automotive, Inc.	257,900	2,462,945
#*Sonic Corp.	164,918	1,390,259
*Spanish Broadcasting System, Inc.	368,786	306,092
Spartan Motors, Inc.	94,457	566,742
*Spectrum Group International, Inc.	278,633	529,403
Speedway Motorsports, Inc.	98,960	1,644,715
*Sport Chalet, Inc. Class A	107,975	205,152
*Sport Chalet, Inc. Class B	15,525	33,689
Sport Supply Group, Inc.	116,100	1,380,429
*Sport-Haley, Inc.	32,100	19,260
*Sports Club Co., Inc. (The)	142,200	96,696
Stage Stores, Inc.	354,974	4,586,264
*Stamps.com, Inc.	164,628	1,455,312
*Standard Motor Products, Inc.	172,400	1,351,616
*Standard Pacific Corp.	583,348	2,117,553
*Stanley Furniture, Inc.	32,000	312,000
*Star Buffet, Inc.	16,400	47,888
*Steak n Shake Co. (The)	13,430	4,314,253
*Stein Mart, Inc.	115,565	912,964
*Steiner Leisure, Ltd.	27,373	1,090,540
*Steinway Musical Instruments, Inc.	74,389	1,212,541
*Steven Madden, Ltd.	180,802	7,257,392
Stewart Enterprises, Inc.	472,798	2,397,086
*Stoneridge, Inc.	229,020	1,598,560

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Strattec Security Corp.	30,107	$597,925
#Sturm Ruger & Co., Inc.	191,845	1,999,025
Superior Industries International, Inc.	250,100	3,678,971
*Syms Corp.	143,600	1,122,952
Systemax, Inc.	342,869	6,010,494
#*Talbots, Inc.	266,761	3,003,729
*Tandy Brands Accessories, Inc.	60,077	177,227
*Tandy Leather Factory, Inc.	821	3,038
*Tempur-Pedic International, Inc.	162,384	4,041,738
*Tenneco, Inc.	121,131	2,141,596
*Texas Roadhouse, Inc.	290,257	3,375,689
*Town Sports International Holdings, Inc.	188,524	444,917
*Trans World Entertainment Corp.	218,126	283,564
#*True Religion Apparel, Inc.	215,705	4,165,264
*TRW Automotive Holdings Corp.	1	23
*Tuesday Morning Corp.	219,349	958,555
*Ulta Salon Cosmetics & Fragrance, Inc.	103,962	2,016,863
*Unifi, Inc.	496,400	1,657,976
UniFirst Corp.	131,182	6,590,584
*Universal Electronics, Inc.	139,890	3,325,185
#*Universal Technical Institute, Inc.	230,866	4,241,008
*US Auto Parts Network, Inc.	16,375	96,612
*Valassis Communications, Inc.	395,647	8,280,892
Value Line, Inc.	80,793	2,049,718
*ValueVision Media, Inc.	366,543	1,510,157
*VCG Holding Corp.	74,107	159,330
#*Volcom, Inc.	82,180	1,295,979
*Waxman Industries, Inc.	975	2,730
*Wells-Gardner Electronics Corp.	95,143	233,100
#*West Marine, Inc.	180,202	1,511,895
*Wet Seal, Inc. (The)	385,435	1,291,207
#Weyco Group, Inc.	108,864	2,455,972
*Williams Controls, Inc.	16,592	125,270
*Winmark Corp.	54,688	1,210,792
*Winnebago Industries, Inc.	78,031	932,470
#*WisdomTree Investments, Inc.	6,700	14,405
#*Xanadoo Co.	566	325,450
#*Zale Corp.	126,520	275,814
#*Zumiez, Inc.	87,591	1,115,033

Total Consumer Discretionary		527,882,534

Consumer Staples — (4.2%)
Alico, Inc.	69,000	1,769,160
#*Alliance One International, Inc.	877,124	4,464,561
*American Italian Pasta Co.	113,157	3,876,759
Andersons, Inc. (The)	168,079	4,534,771
Arden Group, Inc. Class A	14,401	1,465,014
B&G Foods, Inc.	126,995	1,140,415
*Boston Beer Co., Inc. Class A	115,800	5,309,430
Bridgford Foods Corp.	72,953	718,587
*Cagle’s, Inc. Class A	91,100	399,929
#Calavo Growers, Inc.	115,924	1,942,886
#Cal-Maine Foods, Inc.	207,719	6,782,025
CCA Industries, Inc.	35,563	196,663
*Central Garden & Pet Co.	55,007	524,767
*Central Garden & Pet Co. Class A	325,275	2,859,167
*Chiquita Brands International, Inc.	332,262	4,874,284
Coca-Cola Bottling Co.	71,329	3,599,975
#*Coffee Holding Co., Inc.	13,308	51,901
*Craft Brewers Alliance, Inc.	27,075	63,626
*Darling International, Inc.	644,425	5,020,071

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Diamond Foods, Inc.	111,745	$4,013,880
*Diedrich Coffee, Inc.	28,625	990,425
*Elizabeth Arden, Inc.	264,696	4,108,082
Farmer Brothers Co.	86,805	1,492,178
*Glacier Water Services, Inc.	24,500	765,625
Golden Enterprises, Inc.	94,095	316,159
#*Great Atlantic & Pacific Tea Co.	157,552	1,180,064
Griffin Land & Nurseries, Inc. Class A	47,473	1,311,679
#*Hain Celestial Group, Inc.	109,000	1,742,910
*Harbinger Group, Inc.	129,547	924,966
*HQ Sustainable Maritime Industries, Inc.	36,227	255,038
*IGI Labratories, Inc.	30,339	19,720
Imperial Sugar Co.	85,959	1,408,868
Ingles Markets, Inc.	102,885	1,456,852
Inter Parfums, Inc.	252,834	3,365,221
J & J Snack Foods Corp.	181,697	7,596,752
*Katy Industries, Inc.	76,100	128,609
#Lance, Inc.	242,775	5,399,316
#*Lifeway Foods, Inc.	157,957	1,887,586
Mannatech, Inc.	47,871	145,049
*Medifast, Inc.	55,055	916,666
*MGP Ingredients, Inc.	43,437	285,381
Nash-Finch Co.	126,284	4,356,798
*National Beverage Corp.	400,229	4,614,640
*Natural Alternatives International, Inc.	70,731	541,446
#*Natural Health Trends Corp.	18,631	4,844
Nature’s Sunshine Products, Inc.	153,100	1,264,606
*Nutraceutical International Corp.	58,827	764,163
Oil-Dri Corp. of America	58,075	922,231
*Omega Protein Corp.	145,547	625,852
*Orchids Paper Products Co.	52,980	976,421
*Overhill Farms, Inc.	79,876	352,253
*Pantry, Inc.	76,717	1,033,378
*Parlux Fragrances, Inc.	229,293	389,798
*PC Group, Inc.	13,200	4,356
*Physicians Formula Holdings, Inc.	20,147	46,540
#*Pilgrim’s Pride Corp.	274,797	2,437,449
*Pizza Inn, Inc.	39,700	68,681
*Prestige Brands Holdings, Inc.	248,517	1,930,977
PriceSmart, Inc.	296,600	5,934,966
*Reddy Ice Holdings, Inc.	60,966	304,830
Reliv’ International, Inc.	102,054	306,162
*Revlon, Inc.	55,020	847,858
Rocky Mountain Chocolate Factory, Inc.	72,554	631,220
#Sanderson Farms, Inc.	82,198	3,842,756
*Sanfilippo (John B.) & Son, Inc.	74,094	1,129,934
*Scheid Vineyards, Inc.	2,900	42,702
Schiff Nutrition International, Inc.	106,329	850,632
Scope Industries	8,083	1,402,400
*Seneca Foods Corp.	19,225	519,075
*Seneca Foods Corp. Class B	11,039	298,053
*Smart Balance, Inc.	247,956	1,378,635
Spartan Stores, Inc.	211,866	2,868,666
#*Star Scientific, Inc.	301,712	211,198
Stephan Co. (The)	33,500	78,725
*Susser Holdings Corp.	39,767	350,745
Tasty Baking Co.	80,500	554,645
*Tofutti Brands, Inc.	53,404	82,776
United-Guardian, Inc.	39,320	447,068
#*USANA Health Sciences, Inc.	156,272	4,441,250
*Vermont Pure Holdings, Ltd.	167	97

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Village Super Market, Inc.	69,039	$1,795,014
WD-40 Co.	165,858	5,103,451
*Winn-Dixie Stores, Inc.	136,793	1,385,713

Total Consumer Staples		144,448,021

Energy — (3.2%)
*Abraxas Petroleum Corp.	486,100	952,756
Adams Resources & Energy, Inc.	38,954	818,034
#*Allis-Chalmers Energy, Inc.	341,724	1,247,293
#Alon USA Energy, Inc.	22,900	163,964
*American Oil & Gas, Inc.	89,297	361,653
*Approach Resources, Inc.	9,450	75,694
*ATP Oil & Gas Corp.	80,600	1,166,282
*Barnwell Industries, Inc.	62,117	236,666
*Basic Energy Services, Inc.	47,013	441,452
*BioFuel Energy, Corp.	3,300	10,164
*Bolt Technology Corp.	75,959	759,590
*Boots & Coots, Inc.	524,116	807,139
#*BPZ Resources, Inc.	64,522	383,261
*Brigham Exploration Co.	413,794	5,395,874
*Bronco Drilling Co., Inc.	144,216	723,964
*Callon Petroleum Co.	129,142	295,735
*Cano Petroleum, Inc.	1,730	1,713
#*Carrizo Oil & Gas, Inc.	73,800	1,771,200
*Cheniere Energy, Inc.	156,626	446,384
*Clayton Williams Energy, Inc.	111,180	3,648,928
#*Clean Energy Fuels Corp.	161,315	2,700,413
*Complete Production Services, Inc.	167,386	2,097,347
*Contango Oil & Gas Co.	8,000	390,000
*CREDO Petroleum Corp.	18,221	163,989
*Crosstex Energy, Inc.	120,899	936,967
*CVR Energy, Inc.	64,200	514,884
*Dawson Geophysical Co.	68,554	1,486,936
Delek US Holdings, Inc.	97,555	680,934
*Double Eagle Petroleum Co.	18,471	81,457
*Endeavour International Corp.	6,329	5,823
*ENGlobal Corp.	238,669	732,714
*Evolution Petroleum Corp.	36,022	163,540
*FieldPoint Petroleum Corp.	47,914	110,681
*FX Energy, Inc.	361,874	1,071,147
*Gasco Energy, Inc.	6,138	2,578
General Maritime Corp.	169,251	1,310,003
*Geokinetics, Inc.	26,789	262,532
*GeoMet, Inc.	37,900	41,311
*GeoPetro Resources Co.	123	84
*GeoResources, Inc.	47,750	610,245
*Global Industries, Ltd.	140,572	979,787
#*GMX Resources, Inc.	76,804	813,354
#*Green Plains Renewable Energy, Inc.	17,044	222,595
#*GreenHunter Energy, Inc.	1,454	1,818
Gulf Island Fabrication, Inc.	115,773	2,021,397
*GulfMark Offshore, Inc.	12,500	306,875
*Gulfport Energy Corp.	115,224	1,191,416
*Harvest Natural Resources, Inc.	298,989	1,342,461
*Hercules Offshore, Inc.	309,272	1,206,161
*HKN, Inc.	25,395	74,407
#*Hornbeck Offshore Services, Inc.	65,523	1,409,400
Houston American Energy Corp.	266,977	2,093,100
*International Coal Group, Inc.	416,254	1,486,027
*ION Geophysical Corp.	368,952	1,752,522
*James River Coal Co.	79,453	1,243,439

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Kodiak Oil & Gas Corp.	320,672	$756,786
Lufkin Industries, Inc.	69,798	4,423,797
*Matrix Service Co.	209,253	2,111,363
#*McMoran Exploration Co.	226,163	3,439,939
*Meridian Resource Corp.	810,972	227,072
*Mexco Energy Corp.	3,421	30,447
*Mitcham Industries, Inc.	63,250	468,050
*National Coal Corp.	145,689	113,463
*Natural Gas Services Group, Inc.	50,236	789,208
*New Concept Energy, Inc.	8,973	36,116
*Newpark Resources, Inc.	817,249	3,260,824
*Northern Oil & Gas, Inc.	115,769	1,279,247
*OMNI Energy Services Corp.	52,931	82,043
*OYO Geospace Corp.	41,230	1,544,888
#*Pacific Ethanol, Inc.	3,198	6,620
Panhandle Oil & Gas, Inc.	55,876	1,293,529
*Parker Drilling Co.	306,303	1,473,317
#*Patriot Coal Corp.	81,632	1,264,480
*Petroleum Development Corp.	135,073	2,831,130
#*PetroQuest Energy, Inc.	408,475	2,222,104
*PHI, Inc. Non-Voting	114,859	2,235,156
*PHI, Inc. Voting	5,620	109,590
*Pioneer Drilling Co.	196,493	1,562,119
*Pyramid Oil Co.	13,596	61,862
#*Rentech, Inc.	10,420	12,400
*Rex Energy Corp.	99,471	1,232,446
*Rosetta Resources, Inc.	481,444	9,898,489
#*Royale Energy, Inc.	45,629	107,684
*Stone Energy Corp.	40,467	645,044
#*SulphCo, Inc.	5,241	2,411
*Superior Well Services, Inc.	85,179	1,348,384
*Swift Energy Corp.	49,871	1,249,767
*Syntroleum Corp.	445,746	1,011,843
*T-3 Energy Services, Inc.	34,923	787,514
*Tetra Technologies, Inc.	196,151	2,051,739
*TGC Industries, Inc.	74,004	296,756
Toreador Resources Corp.	57,900	730,119
*Trico Marine Services, Inc.	143,153	501,036
#*Tri-Valley Corp.	69,236	130,164
*Union Drilling, Inc.	141,054	1,025,463
#*Uranium Energy Corp.	149,536	450,103
*USEC, Inc.	255,487	1,021,948
VAALCO Energy, Inc.	504,645	2,134,648
*Venoco, Inc.	136,397	1,572,657
#*Verenium Corp.	2,570	13,364
W&T Offshore, Inc.	38,500	343,035
*Warren Resources, Inc.	152,739	352,827
#*Western Refining, Inc.	88,501	404,450
*Westmoreland Coal Co.	19,872	203,688
#*Willbros Group, Inc.	97,997	1,498,374

Total Energy		109,865,593

Financials — (12.5%)
*1st Constitution Bancorp	13,972	81,040
*1st Pacific Bancorp	3,264	2,122
1st Source Corp.	195,939	2,988,070
21st Century Holding Co.	74,434	299,969
Abington Bancorp, Inc.	70,403	502,677
Access National Corp.	58,490	342,166
Advance America Cash Advance Centers, Inc.	168,000	811,440
Advanta Corp. Class A	19,594	397

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Affirmative Insurance Holdings, Inc.	42,008	$182,315
Alliance Bancorp, Inc. of Pennsylvania	12,701	105,418
Alliance Financial Corp.	29,496	751,263
*Altisource Portfolio Solutions SA	85,355	1,958,897
#*Amcore Financial, Inc.	229,205	199,408
Ameriana Bancorp	20,650	66,700
#American Capital, Ltd.	375,395	1,385,208
#American Equity Investment Life Holding Co.	490,919	3,603,345
*American Independence Corp.	18,018	81,982
American National Bankshares, Inc.	52,796	997,316
American Physicians Capital, Inc.	123,129	3,418,061
American Physicians Services Group, Inc.	36,700	840,797
American River Bankshares	15,212	121,696
*American Safety Insurance Holdings, Ltd.	20,500	281,875
#*American Spectrum Realty, Inc.	6,171	141,933
#*AmericanWest Bancorporation	138,113	91,155
#*AmeriCredit Corp.	1	21
Ameris Bancorp	105,986	989,909
*AMERISAFE, Inc.	129,699	2,243,793
*AmeriServe Financial, Inc.	189,054	277,909
AmTrust Financial Services, Inc.	161,258	1,930,258
#*Anchor Bancorp Wisconsin, Inc.	10,919	13,649
Arrow Financial Corp.	109,414	2,842,576
ASB Financial Corp.	4,400	52,800
#*Asset Acceptance Capital Corp.	288,037	1,676,375
ASTA Funding, Inc.	8,910	55,598
*Atlantic American Corp.	1,291	1,678
Atlantic Coast Federal Corp.	450	680
*Atlantic Southern Financial Group, Inc.	6,530	13,713
#Auburn National Bancorporation, Inc.	8,876	173,703
*Avatar Holdings, Inc.	78,960	1,337,582
#*B of I Holding, Inc.	9,700	115,139
Baldwin & Lyons, Inc.	3,334	76,349
Baldwin & Lyons, Inc. Class B	91,616	2,179,545
#BancFirst Corp.	120,333	4,849,420
Bancinsurance Corp.	39,480	199,374
Bancorp Rhode Island, Inc.	34,882	860,539
*Bancorp, Inc.	23,735	173,503
#BancTrust Financial Group, Inc.	32,008	124,831
Bank Mutual Corp.	154,602	1,032,741
Bank of Commerce Holdings	19,304	104,242
#*Bank of Florida Corp.	83,250	100,732
*Bank of Granite Corp.	4,272	7,134
#Bank of Kentucky Financial Corp.	3,023	55,170
*Bank of The Carolinas Corp.	2,300	10,925
#Bank of the Ozarks, Inc.	158,935	4,709,244
BankAtlantic Bancorp, Inc.	169,542	249,226
BankFinancial Corp.	212,776	2,032,011
#*BankUnited Financial Corp. Class A	211,135	18,158
#Banner Corp.	139,256	412,198
Bar Harbor Bankshares	25,955	701,045
#BCB Bancorp, Inc.	7,144	66,082
*BCSB Bancorp, Inc.	9,601	85,449
*Beach First National Bancshares, Inc.	380	418
Beacon Federal Bancorp, Inc.	6,138	52,050
*Beneficial Mutual Bancorp, Inc.	300	2,703
*Berkshire Bancorp, Inc.	10,471	61,779
Berkshire Hills Bancorp, Inc.	83,135	1,375,884
#*BFC Financial Corp.	109,890	42,857
BGC Partners, Inc. Class A	246,810	1,004,517
*BNCCORP, Inc.	12,585	44,048

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Boston Private Financial Holdings, Inc.	130,277	$934,086
Bridge Bancorp, Inc.	8,072	190,338
*Bridge Capital Holdings	3,298	26,780
*Broadpoint Gleacher Securities, Inc.	180,611	731,475
Brookline Bancorp, Inc.	459,669	4,601,287
Brooklyn Federal Bancorp, Inc.	37,350	324,198
*Brunswick Bancorp	120	594
Bryn Mawr Bank Corp.	85,920	1,375,579
C&F Financial Corp.	4,985	97,257
Cadence Financial Corp.	20,689	38,275
California First National Bancorp	81,050	1,046,356
Camco Financial Corp.	26,162	78,748
Camden National Corp.	77,363	2,245,074
#*Cape Bancorp, Inc.	1,100	6,985
#Capital Bank Corp.	12,543	51,677
#Capital City Bank Group, Inc.	150,073	1,797,875
Capital Properties, Inc.	5,522	51,078
—Capital Properties, Inc. Class B	5,522	—
Capital Southwest Corp.	10,217	832,175
#Capitol Bancorp, Ltd.	56,165	129,180
Cardinal Financial Corp.	227,994	2,127,184
*Cardtronics, Inc.	105,927	1,153,545
*Carolina Bank Holdings, Inc.	3,905	14,839
Carrollton Bancorp	1,700	8,551
Carver Bancorp, Inc.	2,706	19,646
Cascade Financial Corp.	33,664	74,397
#Cathay General Bancorp	1	10
Center Bancorp, Inc.	144,791	1,198,872
*Center Financial Corp.	45,311	215,680
CenterState Banks of Florida, Inc.	24,943	275,870
Central Bancorp, Inc.	10,000	84,950
#*Central Pacific Financial Corp.	220,793	357,685
Central Virginia Bankshares, Inc.	5,733	21,069
Centrue Financial Corp.	15,686	48,783
Century Bancorp, Inc. Class A	17,606	370,958
CFS Bancorp, Inc.	101,673	355,856
Charter Financial Corp.	750	7,500
#Chemical Financial Corp.	235,414	4,988,423
*Chicopee Bancorp, Inc.	23,339	302,240
Citizens Community Bancorp, Inc.	3,300	13,778
#*Citizens First Bancorp, Inc.	79,838	53,491
*Citizens First Corp.	1,300	6,825
Citizens Holding Co.	5,851	119,594
*Citizens Republic Bancorp, Inc.	989,661	752,142
Citizens South Banking Corp.	58,237	274,296
#*Citizens, Inc.	388,983	2,508,940
#City Holding Co.	163,721	5,145,751
CKX Lands, Inc.	14,943	183,575
Clifton Savings Bancorp, Inc.	52,751	451,021
*CNA Surety Corp.	222,485	3,114,790
CNB Financial Corp.	45,308	677,808
#CoBiz Financial, Inc.	108,741	580,677
Codorus Valley Bancorp, Inc.	9,033	51,307
Cohen & Steers, Inc.	81,200	1,651,608
*Colonial Bankshares, Inc.	7,026	53,327
#Colony Bankcorp, Inc.	37,743	141,159
Columbia Banking System, Inc.	135,722	2,577,361
Comm Bancorp, Inc.	5,278	102,921
Commercial National Financial Corp.	5,150	90,125
#Commonwealth Bankshares, Inc.	20,178	37,329
#Community Bank System, Inc.	220,197	4,604,319

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Community Capital Corp.	3,442	$10,154
*Community Central Bank Corp.	1,567	3,134
Community Trust Bancorp, Inc.	139,359	3,529,963
*Community West Bancshares	12,713	38,139
#CompuCredit Holdings Corp.	120,326	401,889
#*Conseco, Inc.	64,802	308,458
Consolidated-Tokoma Land Co.	53,151	1,758,235
*Consumer Portfolio Services, Inc.	3,677	5,148
*Cowen Group, Inc.	106,876	529,036
#*Cowlitz Bancorporation	9,403	7,522
*Crawford & Co. Class A	142,158	371,032
#*Crawford & Co. Class B	147,271	511,030
*Crescent Financial Corp.	11,905	37,620
#CVB Financial Corp.	55,067	527,542
Danvers Bancorp, Inc.	59,105	806,192
#*Dearborn Bancorp, Inc.	21,086	34,159
Diamond Hill Investment Group, Inc.	401	23,555
Dime Community Bancshares, Inc.	346,112	4,184,494
#*Dollar Financial Corp.	166,929	3,764,249
Donegal Group, Inc. Class A	169,997	2,507,456
Donegal Group, Inc. Class B	34,892	600,840
#*Doral Financial Corp.	8,800	31,240
Duff & Phelps Corp.	51,708	839,738
East West Bancorp, Inc.	86,600	1,422,838
Eastern Insurance Holdings, Inc.	12,070	101,750
Eastern Virginia Bankshares, Inc.	6,435	48,842
ECB Bancorp, Inc.	3,797	43,855
*eHealth, Inc.	74,749	1,360,432
EMC Insurance Group, Inc.	116,309	2,405,270
*Employers Holdings, Inc.	144,849	1,916,352
*Encore Bancshares, Inc.	15,700	129,368
*Encore Capital Group, Inc.	207,755	3,276,296
Enterprise Bancorp, Inc.	23,669	245,684
Enterprise Financial Services Corp.	28,199	263,379
Epoch Holding Corp.	75,975	680,736
ESB Financial Corp.	110,369	1,293,525
ESSA Bancorp, Inc.	50,706	600,866
Evans Bancorp, Inc.	10,910	133,648
#Evercore Partners, Inc. Class A	18,366	548,592
#*EZCORP, Inc.	275,700	5,006,712
F.N.B. Corp.	5,865	41,583
Farmers Capital Bank Corp.	22,319	197,746
#FBL Financial Group, Inc. Class A	293,211	5,260,205
Federal Agricultural Mortgage Corp.	79,431	600,498
#Federal Agricultural Mortgage Corp. Class A	4,100	28,249
Fidelity Bancorp, Inc.	5,416	26,674
*Fidelity Southern Corp.	81,335	412,367
Financial Federal Corp.	261,451	7,127,154
Financial Institutions, Inc.	61,498	774,875
*First Acceptance Corp.	45,747	87,834
First Advantage Bancorp	7,653	80,280
First Bancorp (318672102)	1	2
#First Bancorp (318910106)	143,984	2,228,872
First Bancorp of Indiana, Inc.	1,400	13,790
First Bancorp, Inc.	72,454	1,019,428
*First Bancshares, Inc.	4,498	36,659
*First Bancshares, Inc. (The)	4,056	37,721
*First Bank of Delaware	50,014	70,020
First Busey Corp.	321,933	1,142,862
First Business Financial Services, Inc.	5,750	58,362
#*First California Financial Group, Inc.	6,600	18,216

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Cash Financial Services, Inc.	295,856	$6,754,392
First Commonwealth Financial Corp.	180	1,055
First Community Bancshares, Inc.	109,410	1,275,721
First Defiance Financial Corp.	68,992	728,556
First Federal Bancshares of Arkansas, Inc.	52,380	164,473
*First Federal of Northern Michigan Bancorp, Inc.	13,700	17,262
First Financial Bancorp	375,426	6,156,986
First Financial Corp.	122,238	3,373,769
First Financial Holdings, Inc.	108,023	1,273,591
First Financial Northwest, Inc.	39,433	244,090
First Financial Service Corp.	18,814	165,751
First Franklin Corp.	2,153	13,984
*First Investors Financial Services Group, Inc.	43,200	156,600
*First Keystone Financial, Inc.	16,800	197,400
#First M&F Corp.	18,289	58,708
*First Marblehead Corp. (The)	29,400	62,916
#*First Mariner Bancorp, Inc.	23,940	29,925
First Merchants Corp.	170,070	1,149,673
First Mercury Financial Corp.	54,805	718,494
First Midwest Bancorp, Inc.	147,028	1,936,359
*First National Bancshares, Inc.	24	22
First PacTrust Bancorp, Inc.	2,516	16,681
First Place Financial Corp.	156,747	490,618
#*First Regional Bancorp	2,345	2,664
First Security Group, Inc.	19,611	45,694
#*First South Bancorp, Inc.	59,653	602,495
#*First State Bancorporation	179,336	118,362
#First United Corp.	31,309	187,854
First West Virginia Bancorp, Inc.	1,040	12,844
Firstbank Corp.	35,127	276,801
*FirstCity Financial Corp.	90,800	558,420
#*FirstFed Financial Corp.	125,121	2,127
*Flagstar Bancorp, Inc.	298,800	188,244
Flushing Financial Corp.	199,718	2,446,546
#FNB United Corp.	19,043	30,659
#*Forestar Group, Inc.	29,231	542,820
*Fox Chase Bancorp, Inc.	30,124	297,023
*FPIC Insurance Group, Inc.	81,499	3,092,887
#*Franklin Credit Holding Corp.	17,900	10,740
#*Frontier Financial Corp.	3,072	13,085
German American Bancorp, Inc.	59,794	888,539
GFI Group, Inc.	223,978	1,090,773
Gouverneur Bancorp, Inc.	4,366	33,836
Great Southern Bancorp, Inc.	79,851	1,794,252
#Greene Bancshares, Inc.	99,241	560,712
*Greenlight Capital Re, Ltd.	53,836	1,300,139
*Grubb & Ellis Co.	2,288	3,340
GS Financial Corp.	9,668	131,001
*Guaranty Bancorp	222,959	323,291
*Guaranty Federal Bancshares, Inc.	17,171	97,875
#*Habersham Bancorp	740	1,036
*Hallmark Financial Services, Inc.	105,199	825,812
Hampden Bancorp, Inc.	1,926	20,608
#Hampton Roads Bankshares, Inc.	73,789	146,840
#*Hanmi Financial Corp.	753	1,498
Harleysville National Corp.	331,743	2,119,838
Harleysville Savings Financial Corp.	6,622	90,920
#*Harrington West Financial Group, Inc.	9,629	5,921
*Harris & Harris Group, Inc.	96,972	391,767
Hawthorn Bancshares, Inc.	4,429	43,847
#Heartland Financial USA, Inc.	134,677	1,878,744

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Heritage Commerce Corp.	68,765	$261,307
Heritage Financial Corp.	55,919	786,221
Heritage Financial Group	3,722	30,930
HF Financial Corp.	33,311	337,774
*HFF, Inc.	49,900	308,382
*Hilltop Holdings, Inc.	168,370	1,905,948
Hingham Institution for Savings	14,251	465,723
*HMN Financial, Inc.	37,346	201,668
Home Bancshares, Inc.	73,317	1,802,132
Home Federal Bancorp, Inc.	43,420	577,486
HopFed Bancorp, Inc.	15,255	158,652
Horace Mann Educators Corp.	431,532	5,174,069
Horizon Bancorp	11,013	203,740
#*Horizon Financial Corp.	117,723	2,590
IBERIABANK Corp.	53,229	2,844,558
*Imperial Capital Bancorp, Inc.	51,800	945
Independence Holding Co.	46,358	376,891
#Independent Bank Corp. (453836108)	150,117	3,497,726
#Independent Bank Corp. (453838104)	214,800	156,804
Indiana Community Bancorp	27,200	221,136
Infinity Property & Casualty Corp.	144,873	5,745,663
Integra Bank Corp.	161,455	114,633
*Interactive Brokers Group, Inc.	42,700	678,930
*Intergroup Corp. (The)	6,500	62,920
*International Assets Holding Corp.	38,764	577,196
*Intervest Bancshares Corp.	872	3,488
*Investors Bancorp, Inc.	3,283	38,838
Investors Title Co.	21,207	727,612
*Jacksonville Bancorp, Inc.	5,093	50,930
Jefferson Bancshares, Inc.	5,911	31,092
JMP Group, Inc.	49,459	384,296
Kearny Financial Corp.	1	10
#*Kennedy-Wilson Holdings, Inc.	291,317	2,659,728
*Kent Financial Services, Inc.	49,712	75,562
Kentucky First Federal Bancorp	37,347	377,578
K-Fed Bancorp	27,864	246,875
*LaBranche & Co., Inc.	166,500	739,260
*Lake Shore Bancorp, Inc.	1,600	12,576
Lakeland Bancorp, Inc.	94,434	649,706
Lakeland Financial Corp.	85,808	1,591,738
Landmark Bancorp, Inc.	11,429	174,064
Legacy Bancorp, Inc.	34,967	335,334
#Life Partners Holdings, Inc.	87,079	1,731,131
LNB Bancorp, Inc.	16,804	69,737
*Louisiana Bancorp, Inc.	600	8,790
LSB Corp.	27,655	303,099
LSB Financial Corp.	2,723	27,502
#*Macatawa Bank Corp.	6,385	11,876
*Magyar Bancorp, Inc.	15,818	54,968
MainSource Financial Group, Inc.	131,699	725,661
Malvern Federal Bancorp, Inc.	5,900	54,870
*Market Leader, Inc.	18,149	35,028
#MarketAxess Holdings, Inc.	90,871	1,238,572
*Marlin Business Services Corp.	54,212	532,362
#*Maui Land & Pineapple Co., Inc.	53,973	167,856
*Maxco, Inc.	18,800	47,846
Mayflower Bancorp, Inc.	3,750	22,688
*Mays (J.W.), Inc.	2,700	44,280
MB Financial, Inc.	69,727	1,414,064
MBT Financial Corp.	1,363	2,426
*MCG Capital Corp.	208,051	954,954

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Meadowbrook Insurance Group, Inc.	469,486	$3,169,030
Medallion Financial Corp.	160,047	1,285,177
#*Mercantile Bancorp, Inc.	12,892	32,230
Mercantile Bank Corp.	1,686	6,390
Mercer Insurance Group, Inc.	59,656	1,014,152
Merchants Bancshares, Inc.	57,249	1,190,779
*Meridian Interstate Bancorp, Inc.	46,714	444,717
Meta Financial Group, Inc.	24,023	429,771
*Metro Bancorp, Inc.	64,237	826,088
MetroCorp Bancshares, Inc.	64,082	224,287
*MF Global Holdings, Ltd.	62,802	411,353
*MGIC Investment Corp.	229,018	1,385,559
MicroFinancial, Inc.	69,540	219,746
Mid Penn Bancorp, Inc.	7,122	69,796
MidSouth Bancorp, Inc.	46,703	705,215
#*Midwest Banc Holdings, Inc.	216,843	82,400
MidWestOne Financial Group, Inc.	2,754	26,163
Monroe Bancorp	12,041	81,277
MSB Financial Corp.	2,696	20,638
MutualFirst Financial, Inc.	37,637	243,511
*Nara Bancorp, Inc.	102,124	933,413
*National Financial Partners Corp.	111,612	943,121
National Interstate Corp.	51,313	923,634
#National Penn Bancshares, Inc.	128,272	769,632
National Security Group, Inc.	12,602	173,908
National Western Life Insurance Co. Class A	8,629	1,402,212
Naugatuck Valley Financial Corp.	5,841	33,352
*Navigators Group, Inc.	24,065	1,026,854
#NBT Bancorp, Inc.	101,638	2,120,169
Nelnet, Inc. Class A	99,503	1,660,705
*New Century Bancorp, Inc.	8,559	44,849
New England Bancshares, Inc.	2,680	14,928
New Hampshire Thrift Bancshares, Inc.	20,318	212,323
New Westfield Financial, Inc.	92,536	755,094
*NewBridge Bancorp	12,319	27,225
*Newport Bancorp, Inc.	11,702	134,046
*NewStar Financial, Inc.	23,691	103,056
North Central Bancshares, Inc.	17,500	277,200
*North Valley Bancorp	580	1,079
Northeast Bancorp	13,100	148,423
Northeast Community Bancorp, Inc.	25,152	150,660
#Northfield Bancorp, Inc.	92,562	1,225,521
Northrim Bancorp, Inc.	43,415	695,942
*Northway Financial, Inc.	1,025	9,328
Norwood Financial Corp.	6,533	169,335
NYMAGIC, Inc.	72,223	1,133,901
*Ocean Shore Holding Co.	18,713	174,967
OceanFirst Financial Corp.	112,791	1,168,515
#*Ocwen Financial Corp.	188,503	1,726,687
Ohio Valley Banc Corp.	13,469	259,682
#Old Second Bancorp, Inc.	99,705	590,254
*Optimumbank Holdings, Inc.	2,715	4,059
Oriental Financial Group, Inc.	65,182	741,771
Oritani Financial Corp.	74,097	971,412
Osage Bancshares, Inc.	9,097	86,331
#*PAB Bankshares, Inc.	1,033	1,880
#Pacific Capital Bancorp	88,525	106,230
#Pacific Continental Corp.	87,319	886,288
*Pacific Mercantile Bancorp	2,247	6,719
*Pacific Premier Bancorp, Inc.	31,912	105,948
*Pacific State Bancorp	1,069	663

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#PacWest Bancorp	258,904	$5,372,258
Pamrapo Bancorp, Inc.	43,227	342,790
#*Park Bancorp, Inc.	3,302	22,949
#Park National Corp.	16	877
Parkvale Financial Corp.	49,282	344,974
Patriot National Bancorp	15,644	27,533
Peapack-Gladstone Financial Corp.	85,314	904,328
Penns Woods Bancorp, Inc.	34,316	1,055,903
*Penson Worldwide, Inc.	48,045	404,539
Peoples Bancorp	3,331	47,134
Peoples Bancorp of North Carolina	15,218	77,916
Peoples Bancorp, Inc.	96,416	1,251,480
#*Phoenix Cos., Inc. (The)	953,700	2,241,195
*PICO Holdings, Inc.	170,271	5,344,807
Pinnacle Bancshares, Inc.	2,000	19,900
*Pinnacle Financial Partners, Inc.	139,835	2,114,305
*PMA Capital Corp.	303,756	1,828,611
#*PMI Group, Inc. (The)	216,200	464,830
Porter Bancorp, Inc.	26,114	366,111
#*Portfolio Recovery Associates, Inc.	134,197	6,116,699
#Preferred Bank	21,685	34,696
Premier Financial Bancorp, Inc.	25,730	189,373
Presidential Life Corp.	239,549	2,163,127
*Primus Guaranty, Ltd.	14,501	47,418
Princeton National Bancorp, Inc.	16,630	185,175
Providence Community Bancshares, Inc.	24	58
Provident Financial Holdings, Inc.	56,373	200,124
Provident Financial Services, Inc.	92	1,049
Provident New York Bancorp	402,856	3,283,276
#Prudential Bancorp, Inc. of Pennsylvania	25,016	232,649
PSB Holdings, Inc.	813	2,825
Pulaski Financial Corp.	70,422	477,461
QC Holdings, Inc.	171,344	1,053,766
Radian Group, Inc.	223,538	1,437,349
#*Rainier Pacific Financial Group, Inc.	51,047	15,416
*Reis, Inc.	1,927	12,371
#Renasant Corp.	144,153	2,068,596
Republic Bancorp, Inc. Class A	199,446	3,312,798
*Republic First Bancorp, Inc.	71,317	311,655
Resource America, Inc.	167,368	641,019
Rewards Network, Inc.	87,316	1,126,376
*Riverview Bancorp, Inc.	96,249	230,998
Rockville Financial, Inc.	51,439	499,987
#*Rodman & Renshaw Capital Group, Inc.	95,523	403,107
Roma Financial Corp.	72,353	849,424
Rome Bancorp, Inc.	53,296	426,901
#*Royal Bancshares of Pennsylvania, Inc. Class A	25,954	61,511
Rurban Financial Corp.	2,810	18,349
S&T Bancorp, Inc.	2,102	36,827
#S.Y. Bancorp, Inc.	131,985	2,796,762
*Safeguard Scientifics, Inc.	197,266	2,136,391
Safety Insurance Group, Inc.	68,016	2,380,560
Salisbury Bancorp, Inc.	7,507	173,036
Sanders Morris Harris Group, Inc.	95,715	452,732
Sandy Spring Bancorp, Inc.	46,612	558,878
Savannah Bancorp, Inc. (The)	13,017	98,929
#SCBT Financial Corp.	77,631	2,328,930
*Seabright Insurance Holdings	165,630	1,686,113
Seacoast Banking Corp. of Florida	119,805	184,500
*Security National Financial Corp. Class A	5,339	18,634
Shore Bancshares, Inc.	36,330	483,189

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*SI Financial Group, Inc.	600	$3,174
*Siebert Financial Corp.	12,841	30,433
#Sierra Bancorp	89,538	915,078
#Simmons First National Corp. Class A	137,735	3,696,807
Smithtown Bancorp, Inc.	90,817	491,320
South Financial Group, Inc.	830,176	386,115
South Street Financial Corp.	2,945	6,774
*Southcoast Financial Corp.	243	741
Southern Community Financial Corp.	45,616	100,811
*Southern Connecticut Bancorp, Inc.	15,438	52,489
*Southern First Bancshares, Inc.	22,627	170,608
Southern Missouri Bancorp, Inc.	4,838	64,587
*SouthFirst Bancshares, Inc.	100	380
#Southside Bancshares, Inc.	92,235	1,835,476
Southwest Bancorp, Inc.	134,629	1,008,371
*Southwest Georgia Financial Corp.	11,975	131,725
State Auto Financial Corp.	5,054	79,398
State Bancorp, Inc.	107,076	787,009
StellarOne Corp.	62,750	656,365
Sterling Bancorp	274,969	2,048,519
#Sterling Bancshares, Inc.	632,637	3,232,775
#*Sterling Financial Corp.	94,253	70,878
#Stewart Information Services Corp.	154,678	1,586,996
*Stratus Properties, Inc.	70,510	708,626
#Suffolk Bancorp	96,990	2,614,850
*Sun American Bancorp	2,521	139
*Sun Bancorp, Inc.	227,308	866,043
#*Superior Bancorp	626	2,097
Susquehanna Bancshares, Inc.	58,600	460,010
Sussex Bancorp	5,495	19,507
SWS Group, Inc.	268,623	3,223,476
#*Taylor Capital Group, Inc.	71,940	655,373
Teche Holding Co.	16,949	528,300
#*Tejon Ranch Co.	164,529	5,036,233
*Tennessee Commerce Bancorp, Inc.	1,350	9,369
*Texas Capital Bancshares, Inc.	171,944	2,897,256
TF Financial Corp.	20,649	396,461
*Thomas Properties Group, Inc.	66,276	175,631
*Thomas Weisel Partners Group, Inc.	53,890	230,110
#*TIB Financial Corp.	5,062	4,404
*Tidelands Bancshares, Inc.	11,702	44,468
#*TierOne Corp.	163,324	162,507
Timberland Bancorp, Inc.	70,526	311,725
Tompkins Financial Corp.	80,861	3,169,751
Tower Bancorp, Inc.	2,800	70,336
*Tower Financial Corp.	6,650	46,018
#TowneBank	69,111	738,797
*TradeStation Group, Inc.	330,946	2,339,788
*Tree.com, Inc.	22,700	165,937
*Trenwick Group, Ltd.	12,662	67
#*Triad Guaranty, Inc.	85,095	19,572
TriCo Bancshares	150,603	2,599,408
#TrustCo Bank Corp.	491,342	2,948,052
UCBH Holdings, Inc.	196,446	9,626
Umpqua Holdings Corp.	6,748	83,405
Unico American Corp.	114,100	1,107,911
Union Bankshares Corp.	120,442	1,547,680
Union Bankshares, Inc.	12,942	224,867
*United America Indemnity, Ltd.	68,569	486,154
United Bancshares, Inc.	6,192	55,914
United Community Bancorp	1,250	7,719

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*United Community Banks, Inc.	164,717	$739,579
*United Community Financial Corp.	271,344	488,419
United Financial Bancorp, Inc.	55,280	726,379
United Fire & Casualty Co.	163,916	2,757,067
*United PanAm Financial Corp.	150,147	427,919
#*United Security Bancshares	94,041	474,908
United Western Bancorp, Inc.	37,628	125,301
*Unity Bancorp, Inc.	31,871	127,484
Universal Insurance Holdings, Inc.	142,386	841,501
Univest Corp. of Pennsylvania	99,127	1,742,653
ViewPoint Financial Group	84,937	1,252,821
*Virginia Commerce Bancorp, Inc.	12,964	75,321
*Virtus Investment Partners, Inc.	51,943	850,307
VIST Financial Corp.	9,727	62,253
VSB Bancorp, Inc.	2,766	31,809
*Waccamaw Bankshares, Inc.	9,250	28,444
Wainwright Bank & Trust Co.	15,934	143,565
Washington Banking Co.	27,781	327,816
Washington Trust Bancorp, Inc.	132,221	2,259,657
*Waterstone Financial, Inc.	26,636	58,599
Wayne Savings Bancshares, Inc.	1,789	11,002
Webster Financial Corp.	83,522	1,292,085
WesBanco, Inc.	244,944	3,554,137
West Bancorporation	79,837	407,169
West Coast Bancorp	108,771	283,892
#*Western Alliance Bancorp	158,813	814,711
Westwood Holdings Group, Inc.	68,070	2,460,730
White River Capital, Inc.	4,182	51,397
Wilber Corp.	25,794	177,205
#Wilshire Bancorp, Inc.	264,376	2,434,903
#Wintrust Financial Corp.	96,528	3,353,383
#*World Acceptance Corp.	163,901	6,619,961
WSB Holdings, Inc.	44,668	111,670
WSFS Financial Corp.	12,200	329,400
WVS Financial Corp.	12,479	180,634
Yadkin Valley Financial Corp.	26,186	106,577
*ZipRealty, Inc.	117,880	490,381

Total Financials		430,076,218

Health Care — (12.9%)
*A.D.A.M., Inc.	17,136	67,002
*Abaxis, Inc.	185,386	4,464,095
#*ABIOMED, Inc.	322,689	2,555,697
*Acadia Pharmaceuticals, Inc.	4,078	5,098
*Accelr8 Technology Corp.	33,734	22,939
*Accelrys, Inc.	271,677	1,545,842
#*Access Pharmaceuticals, Inc.	15,200	42,408
*Accuray, Inc.	172,484	1,024,555
*Achillion Pharmaceuticals, Inc.	1,193	2,815
#*Adcare Health Systems, Inc.	6,400	26,496
*Adolor Corp.	294,513	462,385
*AdvanSource Biomaterials Corp.	154,064	47,760
*Affymax, Inc.	150,505	3,160,605
#*Affymetrix, Inc.	191,882	1,013,137
*Air Methods Corp.	117,580	3,594,421
#*Akorn, Inc.	788,259	1,253,332
*Albany Molecular Research, Inc.	318,453	3,022,119
*Alexza Pharmaceuticals, Inc.	141,358	367,531
*Alliance HealthCare Services, Inc.	473,700	2,382,711
*Allied Healthcare International, Inc.	352,871	942,166
*Allied Healthcare Products, Inc.	15,412	77,060

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Allos Therapeutics, Inc.	651,602	$4,730,631
*Almost Family, Inc.	29,219	1,062,403
*Alphatec Holdings, Inc.	183,030	808,993
#*AMAG Pharmaceuticals, Inc.	119,140	5,239,777
America Services Group, Inc.	60,531	930,967
*American Caresource Holding, Inc.	6,054	14,106
*American Claims Evaluation, Inc.	2,200	2,089
*American Dental Partners, Inc.	95,247	1,204,875
*American Shared Hospital Services	35,563	92,819
*AMICAS, Inc.	326,087	1,751,087
*Amicus Therapeutics, Inc.	3,300	12,441
*AMN Healthcare Services, Inc.	266,939	2,322,369
*Amsurg Corp.	297,081	6,271,380
*Anadys Pharmaceuticals, Inc.	100,713	203,440
#Analogic Corp.	128,346	5,133,840
*Angeion Corp.	1,294	4,872
*AngioDynamics, Inc.	185,483	2,977,002
*Anika Therapeutics, Inc.	104,524	655,365
*Animal Health International, Inc.	400	756
*ARCA Biopharma, Inc.	4,305	12,614
#*Ardea Biosciences, Inc.	52,048	761,983
*Arena Pharmaceuticals, Inc.	245,247	765,171
*Ariad Pharmaceuticals, Inc.	823,018	1,818,870
*Arqule, Inc.	400,174	1,292,562
*Array BioPharma, Inc.	475,140	1,135,585
*Arrhythmia Research Technology, Inc.	26,575	138,722
*ARYx Therapeutics, Inc.	25,093	66,246
*Assisted Living Concepts, Inc.	38,772	1,001,481
*AtriCure, Inc.	36,997	213,843
Atrion Corp.	19,601	2,767,073
#*ATS Medical, Inc.	739,384	1,929,792
*AVANIR Pharmaceuticals, Inc.	277,567	505,172
#*AVI BioPharma, Inc.	3,910	5,709
*Bioanalytical Systems, Inc.	30,808	26,031
*BioClinica, Inc.	145,077	638,339
#*BioCryst Pharmaceuticals, Inc.	370,540	2,534,494
*Biodel, Inc.	157,030	629,690
*BioForm Medical, Inc.	21,600	117,936
*BioLase Technology, Inc.	1,870	3,478
*BioMimetic Therapeutics, Inc.	63,487	750,417
*Bio-Reference Laboratories, Inc.	134,668	5,090,450
*BioSante Pharmaceuticals, Inc.	146,032	223,429
*BioScrip, Inc.	356,462	2,591,479
*BioSpecifics Technologies Corp.	29,552	797,904
*BioSphere Medical, Inc.	183,566	464,422
#*BMP Sunstone Corp.	32,325	173,908
*Bovie Medical Corp.	158,799	1,079,833
*BSD Medical Corp.	208,291	347,846
#*Cadence Pharmaceuticals, Inc.	235,629	2,346,865
*Caliper Life Sciences, Inc.	463,931	1,359,318
*Cambrex Corp.	282,180	1,518,128
*Cantel Medical Corp.	116,343	2,243,093
*Capital Senior Living Corp.	189,391	954,531
*Caraco Pharmaceutical Laboratories, Ltd.	261,762	1,340,221
*Cardiac Science Corp.	187,226	486,788
#*Cardica, Inc.	60,128	92,597
*Cardiovascular Systems, Inc.	7,615	31,755
#*Cardium Therapeutics, Inc.	18	14
*CAS Medical Systems, Inc.	997	2,193
*Catalyst Pharmaceutical Partners, Inc.	25,086	17,058
*Celera Corp.	3,700	24,901

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Celldex Therapeutics, Inc.	116,893	$521,343
*Celsion Corp.	82,678	238,113
#*Cepheid, Inc.	141,538	2,079,193
#*Cerus Corp.	51,125	93,048
*Clarient, Inc.	44,200	99,892
#*Cleveland Biolabs, Inc.	2,513	9,826
#*Clinical Data, Inc.	177,838	2,733,370
*Columbia Laboratories, Inc.	27,734	35,777
*CombiMatrix Corp.	21,497	150,479
#Computer Programs & Systems, Inc.	100,981	3,799,915
#*Conceptus, Inc.	280,124	5,437,207
*Conmed Corp.	266,279	5,727,661
*Continucare Corp.	133,187	644,625
#*Corcept Therapeutics, Inc.	199,501	510,723
*Cornerstone Therapeutics, Inc.	8,755	44,913
*Corvel Corp.	135,749	4,094,190
*CPEX Pharmaceuticals, Inc.	20,495	323,001
*Cross Country Healthcare, Inc.	251,411	2,277,784
*CryoLife, Inc.	247,429	1,556,328
*Curis, Inc.	75,808	156,164
*Cutera, Inc.	36,201	319,655
#*Cyberonics, Inc.	232,029	4,348,223
*Cyclacel Pharmaceuticals, Inc.	1,595	2,967
*Cynosure, Inc.	25,708	260,679
*Cypress Bioscience, Inc.	184,649	950,942
*Cytokinetics, Inc.	164,544	496,923
#*Cytori Therapeutics, Inc.	144,413	973,344
Daxor Corp.	43,502	496,358
*Del Global Technologies Corp.	157,042	97,366
*DepoMed, Inc.	176,462	502,917
#*Dexcom, Inc.	250,625	2,270,662
*Dialysis Corp. of America	36,951	258,287
*Digirad Corp.	75,285	149,064
*Discovery Laboratories, Inc.	293,850	203,491
*Durect Corp.	617,647	1,340,294
*DUSA Pharmaceuticals, Inc.	21,621	30,269
*Dyax Corp.	689,437	2,323,403
*Dynacq Healthcare, Inc.	64,639	197,149
*Dynavax Technologies Corp.	2,993	4,370
*Emergent BioSolutions, Inc.	86,704	1,241,601
Emergent Group, Inc.	5,600	42,672
#*Emeritus Corp.	147,225	2,679,495
*Emisphere Technologies, Inc.	2,065	2,292
*Encision, Inc.	3,700	5,365
—#*Endo Pharmaceuticals Solutions	203,104	201,073
*Endologix, Inc.	5,319	24,361
Ensign Group, Inc.	101,574	1,735,900
*EnteroMedics, Inc.	3,800	2,223
*ENTREMED, Inc.	17,684	12,633
*Enzo Biochem, Inc.	102,074	483,831
#*Enzon Pharmaceuticals, Inc.	145,365	1,449,289
*eResearch Technology, Inc.	514,980	3,167,127
*Exact Sciences Corp.	177,840	627,775
*Exactech, Inc.	100,152	1,617,455
*Exelixis, Inc.	318,810	2,113,710
*Facet Biotech Corp.	3,600	56,700
*Five Star Quality Care, Inc.	63,059	199,266
#*Genomic Health, Inc.	192,364	3,179,777
*Genoptix, Inc.	50,305	1,637,931
*Gentiva Health Services, Inc.	124,155	3,170,919
#*Geron Corp.	381,628	2,064,607

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Greatbatch, Inc.	219,343	$4,310,090
*GTC Biotherapeutics, Inc.	8,642	8,573
#*GTx, Inc.	169,636	693,811
#*Halozyme Therapeutics, Inc.	329,900	1,788,058
*Hanger Orthopedic Group, Inc.	286,565	4,659,547
*Hansen Medical, Inc.	26,688	64,852
*Harvard Bioscience, Inc.	306,263	1,056,607
*Health Fitness Corp.	27,400	240,024
*Health Grades, Inc.	292,371	1,268,890
*HealthSpring, Inc.	23,400	406,926
*HealthStream, Inc.	175,019	691,325
*HealthTronics, Inc.	343,143	964,232
*Healthways, Inc.	101,007	1,723,179
*HeartWare International, Inc.	100	3,865
#*Helicos BioSciences Corp.	168,102	168,102
*Hemispherx Biopharma, Inc.	93,100	61,446
*Hi-Tech Pharmacal Co., Inc.	109,646	2,361,775
*Home Diagnostics, Inc.	38,020	232,682
*Hooper Holmes, Inc.	672,769	618,947
*Human Genome Sciences, Inc.	244,427	6,469,983
*iBioPharma, Inc.	116,875	77,138
*iCAD, Inc.	37,500	53,250
*Icagen, Inc.	159	135
*ICU Medical, Inc.	136,104	4,733,697
*Idenix Pharmaceuticals, Inc.	171,201	479,363
#*Idera Pharmaceuticals, Inc.	154,651	740,778
#*ImmunoGen, Inc.	274,057	1,915,658
#*Immunomedics, Inc.	203,127	680,475
*Impax Laboratories, Inc.	162,044	2,155,185
#*Incyte Corp.	685,953	7,325,978
*Infinity Pharmaceuticals, Inc.	148,385	906,632
*Inhibitex, Inc.	12,200	12,932
*Inovio Biomedical Corp.	10,400	10,400
*Inspire Pharmaceuticals, Inc.	503,708	2,775,431
#*Insulet Corp.	222,094	3,027,141
*IntegraMed America, Inc.	71,370	578,811
#*InterMune, Inc.	309,720	4,834,729
#Invacare Corp.	251,311	6,292,827
*InVentiv Health, Inc.	90,418	1,389,725
#*IPC The Hospitalist Co.	48,058	1,633,491
*Iridex Corp.	6,461	18,737
*IRIS International, Inc.	173,904	1,799,906
*IsoRay, Inc.	20	20
*ISTA Pharmaceuticals, Inc.	89,850	327,054
*IVAX Diagnostics, Inc.	119	63
*Javelin Pharmaceuticals, Inc.	3,201	3,841
#*Jazz Pharmaceuticals, Inc.	83,713	786,902
#*Kendle International, Inc.	141,840	2,870,842
*Kensey Nash Corp.	117,601	2,848,296
*Keryx Biopharmaceuticals, Inc.	45,500	118,755
Kewaunee Scientific Corp.	23,860	345,374
*Kindred Healthcare, Inc.	201,795	3,412,353
*K-V Pharmaceutical Co.	69,581	240,054
#Landauer, Inc.	89,595	5,298,648
*Lannet Co., Inc.	27,793	162,589
*LCA-Vision, Inc.	173,831	1,011,696
*LeMaitre Vascular, Inc.	76,000	353,400
*Lexicon Pharmaceuticals, Inc.	27,284	48,566
#*LHC Group, Inc.	120,710	3,716,661
*Ligand Pharmaceuticals, Inc. Class B	532,382	942,316
#*Luna Innovations, Inc.	17,526	49,248

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*MAKO Surgical Corp.	45,991	$527,977
#*Mannkind Corp.	107,990	1,092,859
*MAP Pharmaceuticals, Inc.	42,416	636,664
#*Martek Biosciences Corp.	75,050	1,616,577
#*Matrixx Initiatives, Inc.	91,443	430,697
*Maxygen, Inc.	359,381	2,008,940
*MDRNA, Inc.	7,523	6,996
*MedCath Corp.	91,975	624,510
*Medical Action Industries, Inc.	142,304	1,931,065
*Medical Staffing Network Holdings, Inc.	227,000	74,910
#*Medicines Co. (The)	31,252	259,079
*MediciNova, Inc.	300	2,146
*MediciNova, Inc.	139,056	146,829
MedQuist, Inc.	47,247	322,697
*MEDTOX Scientific, Inc.	77,329	643,377
*Merge Healthcare, Inc.	252,875	657,475
*Merit Medical Systems, Inc.	262,180	4,674,669
*Metabolix, Inc.	71,561	713,463
*Metropolitan Health Networks, Inc.	468,252	1,053,567
#*Micromet, Inc.	186,252	1,447,178
*Micrus Endovascular Corp.	146,236	2,453,840
*MiddleBrook Pharmaceuticals, Inc.	3,172	1,557
*Misonix, Inc.	62,750	128,638
#*Molecular Insight Pharmaceuticals, Inc.	217,158	304,021
*Molina Healthcare, Inc.	105,756	2,353,071
*Momenta Pharmaceuticals, Inc.	253,493	3,698,463
*MWI Veterinary Supply, Inc.	96,120	3,627,569
*Nabi Biopharmaceuticals	482,904	2,346,913
*Nanosphere, Inc.	129,330	710,022
*National Dentex Corp.	4,646	38,608
National Healthcare Corp.	103,884	3,814,620
National Research Corp.	66,513	1,337,576
*Natus Medical, Inc.	212,592	2,884,873
*Nektar Therapeutics	314,150	3,587,593
*Neogen Corp.	203,656	4,327,690
*Neurocrine Biosciences, Inc.	386,646	908,618
#*NeurogesX, Inc.	47,240	333,514
*Neurometrix, Inc.	8,076	17,363
*Nighthawk Radiology Holdings, Inc.	143,008	567,742
*NMT Medical, Inc.	962	2,136
*NovaMed, Inc.	219,315	905,771
#*Novavax, Inc.	420,750	913,028
*NOVT Corp.	19,302	42,464
*NPS Pharmaceuticals, Inc.	133,552	456,748
*NxStage Medical, Inc.	336,545	2,729,380
*Obagi Medical Products, Inc.	65,783	705,194
*Oculus Innovative Sciences, Inc.	219	420
*Odyssey Healthcare, Inc.	322,388	4,732,656
*Omnicell, Inc.	231,483	2,773,166
*OncoGenex Pharmaceutical, Inc.	16,293	230,872
#*Oncothyreon, Inc.	68,488	334,906
#*Opexa Therapeutics, Inc.	18,635	35,406
*Opko Health, Inc.	32,883	55,901
#*Optimer Pharmaceuticals, Inc.	95,780	1,180,010
*OraSure Technologies, Inc.	247,698	1,268,214
*Orchid Cellmark, Inc.	287,604	468,795
*Ore Pharmaceutical Holdings, Inc.	50,794	37,588
#*Orexigen Therapeutics, Inc.	127,057	808,083
*Orthologic Corp.	315,300	277,464
*Orthovita, Inc.	227,742	828,981
#*Osiris Therapeutics, Inc.	106,875	853,931

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Osteotech, Inc.	34,625	$117,032
*OTIX Global, Inc.	2,086	1,773
#*OXiGENE, Inc.	2,236	2,482
*Pain Therapeutics, Inc.	410,909	2,173,709
*Palomar Medical Technologies, Inc.	59,770	549,884
*Par Pharmaceutical Cos., Inc.	271,575	7,147,854
*Parexel International Corp.	101,845	1,969,682
*PDI, Inc.	131,394	654,342
*Penwest Pharmaceuticals Co.	291,234	757,208
*Pharmasset, Inc.	74,729	1,561,836
#*PharmAthene, Inc.	12,300	24,477
*PharMerica Corp.	283,292	4,611,994
*Phase Forward, Inc.	157,832	2,307,504
*PHC, Inc.	26,839	32,475
*PhotoMedex, Inc.	2,954	5,170
#*Poniard Pharmaceuticals, Inc.	90,312	144,499
*Pozen, Inc.	244,062	1,435,085
*Progenics Pharmaceuticals, Inc.	284,275	1,279,238
*Prospect Medical Holdings, Inc.	32,100	189,711
*Providence Service Corp.	34,830	447,217
Psychemedics Corp.	1,558	12,012
*QuadraMed Corp.	77,074	646,651
*Questcor Pharmaceuticals, Inc.	343,109	1,554,284
#*Quidel Corp.	307,000	4,076,960
*Quigley Corp.	56,585	113,170
*RadNet, Inc.	77,188	169,814
*Raptor Pharmaceutical Corp.	859	2,113
*Regeneration Technologies, Inc.	302,085	954,589
*RehabCare Group, Inc.	130,630	3,796,108
*Repligen Corp.	315,575	1,088,734
#*Repros Therapeutics, Inc.	44,891	32,770
*Res-Care, Inc.	275,791	2,484,877
*Retractable Technologies, Inc.	272	411
#*Rigel Pharmaceuticals, Inc.	232,324	1,907,380
*Rochester Medical Corp.	101,268	1,225,343
*Rockwell Medical Technologies, Inc.	44,950	316,448
*Rural/Metro Corp.	110,300	608,856
#*RXi Pharmaceuticals Corp.	319	1,697
*Sangamo BioSciences, Inc.	343,507	1,889,288
*Santarus, Inc.	156,779	741,565
*Savient Pharmaceuticals, Inc.	185,995	2,386,316
*SciClone Pharmaceuticals, Inc.	127,434	336,426
#*Seattle Genetics, Inc.	25,596	264,151
*Senesco Technologies, Inc.	185	57
*SenoRx, Inc.	19,851	147,890
#*Sequenom, Inc.	124,800	500,448
*SeraCare Life Sciences, Inc.	127,485	423,250
*Skilled Healthcare Group, Inc.	94,206	616,107
*Solta Medical, Inc.	3,600	6,480
*Somanetics Corp.	121,507	1,925,886
#*Somaxon Pharmaceuticals, Inc.	798	1,803
*SonoSite, Inc.	154,826	4,215,912
Span-American Medical System, Inc.	33,000	551,100
*Spectranetics Corp.	226,593	1,561,226
#*Spectrum Pharmaceuticals, Inc.	126,633	557,185
*SRI/Surgical Express, Inc.	46,400	102,544
#*Staar Surgical Co.	275,704	945,665
#*StemCells, Inc.	154,160	189,617
*Stereotaxis, Inc.	130,105	528,226
*Strategic Diagnostics, Inc.	1,653	2,430
*Sucampo Pharmaceuticals, Inc.	19,966	71,878

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Sun Healthcare Group, Inc.	420,360	$3,673,946
*SunLink Health Systems, Inc.	33,465	59,568
*Sunrise Senior Living, Inc.	139,210	413,454
*SuperGen, Inc.	82,860	224,551
#*SurModics, Inc.	178,765	3,575,300
*Symmetry Medical, Inc.	269,982	2,408,239
*Syneron Medical, Ltd.	35,075	347,944
*Synovis Life Technologies, Inc.	119,202	1,517,441
*Synta Pharmaceuticals Corp.	88,331	369,224
*Targacept, Inc.	73,983	1,549,944
*Telik, Inc.	140,820	126,738
*Theragenics Corp.	280,300	372,799
#*Threshold Pharmaceuticals, Inc.	17,876	32,892
*Tomotherapy, Inc.	89,303	361,677
*TranS1, Inc.	51,361	166,410
*Transcend Services, Inc.	23,882	448,026
*Transcept Pharmaceuticals, Inc.	33,258	255,754
*Trimeris, Inc.	27,066	62,252
#*Triple-S Management Corp.	54,958	911,753
*Trubion Pharmaceuticals, Inc.	10,385	39,567
*U.S. Physical Therapy, Inc.	118,606	1,857,370
*Universal American Corp.	1	13
*Urologix, Inc.	123,100	215,425
*Uroplasty, Inc.	12,179	20,704
Utah Medical Products, Inc.	48,826	1,370,058
*Vanda Pharmaceuticals, Inc.	70,579	706,496
*Vascular Solutions, Inc.	162,035	1,310,863
*Vical, Inc.	139,397	393,100
*Viropharma, Inc.	234,100	2,312,908
#*Virtual Radiologic Corp.	36,842	389,788
*Vision-Sciences, Inc.	23,250	26,970
*Vital Images, Inc.	114,941	1,634,461
#*Vivus, Inc.	585,337	4,946,098
#*Volcano Corp.	112,884	2,236,232
#*Wright Medical Group, Inc.	102,568	1,833,916
*XenoPort, Inc.	78,715	1,454,653
*XOMA, Ltd.	138	85
Young Innovations, Inc.	72,385	1,664,131
*Zoll Medical Corp.	170,789	4,754,766
*Zymogenetics, Inc.	187,080	1,060,744

Total Health Care		440,481,434

Industrials — (14.4%)
*3D Systems Corp.	190,387	1,999,064
*A.T. Cross Co.	78,255	352,148
#AAON, Inc.	207,287	4,268,039
*AAR Corp.	112,900	2,615,893
#*Acacia Technologies Group	363,683	3,262,236
*ACCO Brands Corp.	294,565	2,268,150
*Accuride Corp.	45,408	22,704
Aceto Corp.	228,797	1,208,048
*Active Power, Inc.	333,059	343,051
Administaff, Inc.	113,778	2,598,690
*Advisory Board Co. (The)	47,988	1,549,533
*AeroCentury Corp.	8,566	123,350
*Aerosonic Corp.	5,480	21,591
*AeroVironment, Inc.	66,164	2,254,207
*Air Transport Services Group, Inc.	168,475	389,177
Aircastle, Ltd.	212,943	2,025,088
#*AirTran Holdings, Inc.	240,718	1,160,261
Alamo Group, Inc.	90,749	1,628,945

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Albany International Corp.	74,753	$1,486,837
*Allied Defense Group, Inc.	51,940	374,487
*Allied Motion Technologies, Inc.	34,580	92,502
*Altra Holdings, Inc.	143,580	1,582,252
#*American Commercial Lines, Inc.	35,611	546,273
American Ecology Corp.	176,798	2,802,248
American Railcar Industries, Inc.	56,492	559,836
*American Reprographics Co.	123,819	870,448
American Science & Engineering, Inc.	88,885	6,901,031
American Woodmark Corp.	129,528	2,611,284
#Ameron International Corp.	79,595	5,494,443
Ampco-Pittsburgh Corp.	86,200	2,200,686
*AMREP Corp.	55,375	758,638
*APAC Customer Services, Inc.	150,443	779,295
#Apogee Enterprises, Inc.	255,606	3,517,139
*Applied Energetics, Inc.	1,516	606
Applied Signal Technologies, Inc.	122,704	2,182,904
*Argan, Inc.	22,452	318,818
*Argon ST, Inc.	216,502	5,490,491
#Arkansas Best Corp.	162,953	3,672,961
#*Arotech Corp.	99,723	167,535
Art’s-Way Manufacturing Co., Inc.	200	810
#*Astec Industries, Inc.	182,380	4,539,438
*Astronics Corp.	78,326	634,441
*Astronics Corp. Class B	17,159	131,438
*Astrotech Corp.	6,182	14,713
*ATC Technology Corp.	205,257	4,488,971
*Atlas Air Worldwide Holdings, Inc.	56,968	2,089,017
*Avalon Holding Corp. Class A	20,575	46,294
#*Avis Budget Group, Inc.	157,830	1,707,721
#*AZZ, Inc.	119,452	3,593,116
#Badger Meter, Inc.	157,501	5,951,963
*Baker (Michael) Corp.	85,237	3,325,095
*Baldwin Technology Co., Inc. Class A	2,160	2,722
Barrett Business Services, Inc.	86,356	1,106,220
*Beacon Roofing Supply, Inc.	188,843	3,172,562
#*Blount International, Inc.	325,962	3,631,217
#*BlueLinx Holdings, Inc.	67,515	191,743
*BNS Holding, Inc.	26,480	238,320
Bowne & Co., Inc.	222,304	1,460,537
*Breeze-Eastern Corp.	98,241	643,479
*Broadwind Energy, Inc.	8,900	50,641
*BTU International, Inc.	74,894	400,683
#*Builders FirstSource, Inc.	94,673	317,155
*Butler International, Inc.	—	—
*C&D Technologies, Inc.	230,400	340,992
*CAI International, Inc.	15,675	124,460
#*Capstone Turbine Corp.	7,331	8,431
Cascade Corp.	109,805	3,178,855
*Casella Waste Systems, Inc.	191,918	834,843
#*CBIZ, Inc.	625,224	4,532,874
CDI Corp.	57,957	747,066
*CECO Environmental Corp.	24,400	89,548
*Celadon Group, Inc.	200,675	1,970,628
#*Cenveo, Inc.	168,318	1,215,256
*Ceradyne, Inc.	72,309	1,412,918
*Champion Industries, Inc.	53,936	83,061
*Chart Industries, Inc.	74,030	1,194,104
Chase Corp.	76,372	927,920
Chicago Rivet & Machine Co.	19,400	286,150
CIRCOR International, Inc.	106,080	2,996,760

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Coleman Cable, Inc.	2,886	$12,670
#*Colfax Corp.	76,600	863,282
*Columbus McKinnon Corp.	175,855	2,388,111
*Comforce Corp.	80,066	96,880
Comfort Systems USA, Inc.	333,313	3,909,761
*Command Security Corp.	70,192	170,567
*Commercial Vehicle Group, Inc.	211,435	1,012,774
*Competitive Technologies, Inc.	102,100	143,961
CompX International, Inc.	16,616	129,439
*COMSYS IT Partners, Inc.	33,817	427,447
*Conrad Industries, Inc.	18,700	140,250
*Consolidated Graphics, Inc.	84,422	2,849,242
*Cornell Cos., Inc.	147,824	3,104,304
Corporate Executive Board Co.	95,344	2,206,260
#*CoStar Group, Inc.	37,496	1,514,088
Courier Corp.	120,220	1,680,676
*Covanta Holding Corp.	1	13
*Covenant Transportation Group, Inc.	91,000	327,600
*CPI Aerostructures, Inc.	47,933	294,788
*CRA International, Inc.	102,480	2,659,356
Deluxe Corp.	138,235	2,572,553
Diamond Management & Technology Consultants, Inc.	239,817	1,774,646
*Digital Power Corp.	3,700	4,847
#*Document Security Systems, Inc.	18,176	61,798
*Dollar Thrifty Automotive Group, Inc.	196,339	4,782,818
Ducommun, Inc.	99,023	1,780,434
*DXP Enterprises, Inc.	67,332	881,376
*Dycom Industries, Inc.	105,306	860,350
*Dynamex, Inc.	98,300	1,564,936
Dynamic Materials Corp.	34,064	558,990
#*Eagle Bulk Shipping, Inc.	160,156	800,780
Eastern Co.	56,509	669,632
Ecology & Environment, Inc. Class A	20,492	309,429
#Empire Resources, Inc.	774	1,115
#Encore Wire Corp.	219,225	4,386,692
#*Ener1, Inc.	122,593	495,276
*Energy Focus, Inc.	838	922
#*Energy Recovery, Inc.	19,654	120,086
#*EnerNOC, Inc.	64,708	2,015,007
Ennis, Inc.	227,402	3,411,030
#*EnPro Industries, Inc.	161,708	3,937,590
*Environmental Tectonics Corp.	60,400	170,328
Espey Manufacturing & Electronics Corp.	35,700	706,503
#*Evergreen Solar, Inc.	18,000	25,920
*Exponent, Inc.	138,302	3,721,707
*ExpressJet Holdings, Inc.	49,740	174,090
Federal Signal Corp.	467,647	3,035,029
*First Aviation Services, Inc.	1,700	1,224
*Flanders Corp.	254,700	888,903
*Flow International Corp.	203,326	693,342
*Fortune Industries, Inc.	25	18
#Forward Air Corp.	180,225	4,258,717
*Franklin Covey Co.	170,796	894,971
Franklin Electric Co., Inc.	64,210	1,671,386
#Freightcar America, Inc.	35,684	695,838
Frozen Food Express Industries, Inc.	161,875	582,750
*Fuel Tech, Inc.	78,086	572,370
#*FuelCell Energy, Inc.	208,549	588,108
*Furmanite Corp.	332,038	1,079,124
G & K Services, Inc. Class A	149,828	3,745,700
#*Genco Shipping & Trading, Ltd.	85,619	1,640,460

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Gencor Industries, Inc.	3,900	$27,105
#*GenCorp, Inc.	157,911	884,302
*GeoEye, Inc.	146,037	3,748,770
*Gibraltar Industries, Inc.	276,610	3,855,943
#Gorman-Rupp Co. (The)	165,285	4,004,856
*GP Strategies Corp.	152,856	1,131,134
Graham Corp.	65,200	1,035,376
Great Lakes Dredge & Dock Corp.	157,914	933,272
Greenbrier Cos., Inc.	149,800	1,220,870
*Griffon Corp.	482,883	5,702,848
*H&E Equipment Services, Inc.	107,065	1,135,960
Hardinge, Inc.	97,119	505,990
*Hawaiian Holdings, Inc.	520,782	3,093,445
#Healthcare Services Group, Inc.	353,878	7,254,499
HEICO Corp. Class A	10,324	348,332
Heidrick & Struggles International, Inc.	165,119	4,198,976
#*Heritage-Crystal Clean, Inc.	6,140	66,926
*Herley Industries, Inc.	127,372	1,559,033
*Hill International, Inc.	317,228	1,871,645
HNI Corp.	44,308	1,108,586
#*Hoku Scientific, Inc.	23,414	57,598
Horizon Lines, Inc.	80,941	383,660
#Houston Wire & Cable Co.	47,670	573,470
*Hudson Highland Group, Inc.	15,326	62,683
*Hudson Technologies, Inc.	20,484	47,933
*Hurco Cos., Inc.	55,470	929,677
*Huttig Building Products, Inc.	161,870	106,834
*ICF International, Inc.	45,483	1,064,757
*ICT Group, Inc.	52,478	832,301
*II-VI, Inc.	95,442	2,552,119
*InnerWorkings, Inc.	186,378	1,067,946
*Innotrac Corp.	156,400	208,012
*Innovative Solutions & Support, Inc.	135,489	548,730
*Insituform Technologies, Inc. Class A	196,867	4,031,836
Insteel Industries, Inc.	52,537	519,066
*Integrated Electrical Services, Inc.	118,276	607,939
*Intelligent Systems Corp.	42,582	48,969
Interface, Inc. Class A	281,232	2,280,792
*Interline Brands, Inc.	252,827	4,247,494
International Shipholding Corp.	59,608	1,642,796
*Intersections, Inc.	159,980	692,713
John Bean Technologies Corp.	74,340	1,225,867
*JPS Industries, Inc.	24,500	57,820
*Kadant, Inc.	99,347	1,512,061
Kaman Corp. Class A	237,610	5,914,113
*Kelly Services, Inc. Class A	253,862	3,330,669
*Kelly Services, Inc. Class B	518	6,750
*Key Technology, Inc.	49,705	716,746
*Kforce, Inc.	392,320	5,245,318
Kimball International, Inc. Class B	241,960	1,906,645
#Knoll, Inc.	203,329	2,289,485
*Korn/Ferry International	253,000	3,744,400
*Kratos Defense & Security Solutions, Inc.	7,373	70,117
*K-Tron International, Inc.	23,600	3,509,792
*L.B. Foster Co. Class A	103,703	2,797,907
L.S. Starrett Co. Class A	51,160	497,787
*LaBarge, Inc.	173,450	1,904,481
*Ladish Co., Inc.	124,016	1,916,047
Lawson Products, Inc.	79,602	1,285,572
*Layne Christensen Co.	146,555	3,712,238
*LECG Corp.	83,238	237,228

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*LGL Group, Inc.	41,434	$165,736
#Lindsay Corp.	32,300	1,299,752
*LMI Aerospace, Inc.	94,098	1,194,104
LSI Industries, Inc.	202,343	1,205,964
*Lydall, Inc.	141,300	894,429
*M&F Worldwide Corp.	85,330	3,096,626
*Magnetek, Inc.	307,119	417,682
*Manitex International, Inc.	6,450	14,706
*Marten Transport, Ltd.	206,083	3,629,122
McGrath Rentcorp	239,521	5,046,707
#*Media Sciences International, Inc.	11,400	5,129
*Metalico, Inc.	193,401	953,467
Met-Pro Corp.	219,924	2,060,688
*MFRI, Inc.	57,134	389,654
#*Microvision, Inc.	239,318	464,277
*Miller Industries, Inc.	34,193	383,304
*Mobile Mini, Inc.	128,085	1,799,594
*Mueller (Paul) Co.	10,813	227,073
Mueller Water Products, Inc.	411,937	1,857,836
Multi-Color Corp.	101,404	1,185,413
*MYR Group, Inc.	51,318	813,903
NACCO Industries, Inc. Class A	17,365	934,584
*National Patent Development Corp.	109,400	175,040
National Technical Systems, Inc.	86,036	485,243
*Navigant Consulting, Inc.	104,078	1,411,298
*NCI Building Systems, Inc.	130,500	257,085
*NN, Inc.	162,400	644,728
*North American Galvanizing & Coating, Inc.	151,277	765,462
#*Northwest Pipe Co.	91,968	2,199,875
#*Ocean Power Technologies, Inc.	19,033	114,769
#*Odyssey Marine Exploration, Inc.	448,045	640,704
Omega Flex, Inc.	102,151	1,081,779
*On Assignment, Inc.	199,121	1,389,865
*Orbit International Corp.	14,582	46,079
*Orion Energy Systems, Inc.	4,300	20,468
*Orion Marine Group, Inc.	68,120	1,289,512
Oshkosh Truck Corp. Class B	1	36
*P.A.M. Transportation Services, Inc.	86,903	881,196
#*Pacer International, Inc.	94,289	282,867
*Paragon Technologies, Inc.	13,510	31,748
*Park-Ohio Holdings Corp.	99,702	911,276
*Patrick Industries, Inc.	57,900	148,803
*Patriot Transportation Holding, Inc.	30,701	2,735,152
*Pemco Aviation Group Inc.	66	90
*PGT, Inc.	32,750	62,880
*Pike Electric Corp.	149,660	1,305,035
*Pinnacle Airlines Corp.	182,789	1,391,024
*Plug Power, Inc.	677,284	392,825
*PMFG, Inc.	125,088	1,902,588
*Polypore International, Inc.	119,856	1,609,666
Portec Rail Products, Inc.	20,145	219,983
*Powell Industries, Inc.	110,356	3,223,499
#*Power-One, Inc.	238,180	755,031
*PowerSecure International, Inc.	174,956	1,151,210
Preformed Line Products Co.	51,080	1,841,434
*PRGX Global, Inc.	62,367	358,610
*Protection One, Inc.	35,243	304,852
Providence & Worcester Railroad Co.	16,912	205,565
*Quality Distribution, Inc.	195,092	786,221
Quanex Building Products Corp.	101,610	1,633,889
*Quixote Corp.	85,730	545,243

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Raven Industries, Inc.	180,470	$5,157,833
*RBC Bearings, Inc.	117,752	2,736,556
*RCM Technologies, Inc.	112,993	293,782
*Republic Airways Holdings, Inc.	163,944	801,686
*Resources Connection, Inc.	15,116	269,972
Robbins & Myers, Inc.	75,512	1,677,877
*RSC Holdings, Inc.	74,270	533,259
*Rush Enterprises, Inc. Class A	239,334	2,718,834
*Rush Enterprises, Inc. Class B	116,388	1,156,897
*Saia, Inc.	112,832	1,353,984
*SatCon Technology Corp.	315,637	725,965
*Sauer-Danfoss, Inc.	53,621	609,671
Schawk, Inc.	244,071	3,143,634
#*School Specialty, Inc.	190,069	4,198,624
Schuff International, Inc.	53,200	904,400
Servotronics, Inc.	24,804	233,158
SIFCO Industries, Inc.	45,830	576,083
SkyWest, Inc.	295,928	4,329,427
*SL Industries, Inc.	54,267	461,270
*SmartPros, Ltd.	38,973	123,350
*Sparton Corp.	8,600	53,320
*Spherion Corp.	474,893	2,678,397
*Spherix, Inc.	135,335	169,169
*Spire Corp.	87,042	383,855
*Standard Parking Corp.	170,782	2,771,792
#Standard Register Co.	72,111	383,631
Standex International Corp.	114,109	2,602,826
*Stanley, Inc.	4,800	125,664
#Steelcase, Inc. Class A	22,973	162,649
*Sterling Construction Co., Inc.	62,130	1,181,713
#Sun Hydraulics, Inc.	160,570	3,593,557
Superior Uniform Group, Inc.	55,873	570,463
*Supreme Industries, Inc.	101,505	260,868
*Sykes Enterprises, Inc.	354,392	8,498,320
*Sypris Solutions, Inc.	167,114	491,315
#TAL International Group, Inc.	217,127	3,061,491
*Taser International, Inc.	334,292	1,885,407
*Team, Inc.	156,000	2,783,040
*TeamStaff, Inc.	3,862	4,132
*Tech/Ops Sevcon, Inc.	60,800	161,120
Technology Research Corp.	57,021	200,144
*Tecumseh Products Co. Class A	123,298	1,366,142
*Tecumseh Products Co. Class B	10,100	114,130
*Tel-Instrument Electronics	19,940	128,114
Tennant Co.	184,600	4,417,478
#Textainer Group Holdings, Ltd.	55,697	949,077
*Thomas Group, Inc.	307	193
#Titan International, Inc.	325,861	2,528,681
#*Titan Machinery, Inc.	51,163	563,816
Todd Shipyards Corp.	56,166	840,243
*Trailer Bridge, Inc.	42,500	224,825
*Transcat, Inc.	42,500	303,875
*TRC Cos., Inc.	198,230	533,239
Tredegar Industries, Inc.	337,450	5,459,941
#*Trex Co., Inc.	144,000	2,220,480
*Trimas Corp.	291,793	1,727,415
Triumph Group, Inc.	21,552	1,097,643
*TrueBlue, Inc.	180,985	2,626,092
*Tufco Technologies, Inc.	6,498	21,443
Twin Disc, Inc.	89,335	860,296
*U.S. Home Systems, Inc.	653	1,463

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Ultralife Corp.	72,011	$276,522
*United Capital Corp.	86,186	2,038,299
#*United Rentals, Inc.	369,415	2,959,014
Universal Forest Products, Inc.	76,178	2,585,481
*Universal Power Group, Inc.	28,494	98,304
*Universal Security Instruments, Inc.	197	1,066
Universal Truckload Services, Inc.	52,823	889,539
*UQM Technologies, Inc.	95,846	457,185
#*US Airways Group, Inc.	434,938	2,309,521
*USA Truck, Inc.	65,486	808,752
*Valence Technology, Inc.	67,400	57,964
*Valpey Fisher Corp.	36,360	51,268
*Versar, Inc.	34,351	108,893
Viad Corp.	194,613	3,839,714
*Vicor Corp.	283,411	2,454,339
Virco Manufacturing Corp.	133,476	471,170
*Volt Information Sciences, Inc.	192,487	1,788,204
VSE Corp.	33,772	1,711,227
*Wabash National Corp.	301,940	893,742
*Waste Services, Inc.	69,400	630,152
*WCA Waste Corp.	140,080	574,328
*Willdan Group, Inc.	131	324
*Willis Lease Finance Corp.	75,961	1,252,597
*Xerium Technologies, Inc.	119,928	97,142
#*YRC Worldwide, Inc.	102,673	95,486
*Zareba Systems, Inc.	750	6,600

Total Industrials		494,040,485

Information Technology — (18.1%)
#*3PAR, Inc.	167,174	1,616,573
#*ACI Worldwide, Inc.	94,642	1,515,218
*Acme Packet, Inc.	245,561	2,541,556
*Acorn Energy, Inc.	31,858	199,750
*Actel Corp.	240,963	2,655,412
*ActivIdentity Corp.	433,354	988,047
*Actuate Corp.	599,387	2,990,941
*Acxiom Corp.	171,318	2,634,871
*Adaptec, Inc.	749,869	2,279,602
#*ADC Telecommunications, Inc.	413,661	2,196,540
*ADDvantage Technologies Group, Inc.	84,803	182,326
*Adept Technology, Inc.	25,588	82,649
*Advanced Analogic Technologies, Inc.	132,964	444,100
*Advanced Energy Industries, Inc.	386,830	5,075,210
*Advanced Photonix, Inc.	65,272	46,996
*Aehr Test Systems	42,605	77,541
*Aetrium, Inc.	1,467	3,888
Agilysys, Inc.	169,595	1,424,598
#*Airvana, Inc.	168,486	1,275,439
American Software, Inc. Class A	237,800	1,303,144
*Amtech Systems, Inc.	62,270	648,231
*Anadigics, Inc.	172,023	622,723
*Analysts International Corp.	190,092	91,244
*Anaren, Inc.	130,802	1,678,190
*Applied Micro Circuits Corp.	660,413	4,840,827
*ArcSight, Inc.	88,642	2,105,248
*Art Technology Group, Inc.	1,005,130	4,502,982
*Aruba Networks, Inc.	287,868	2,990,949
*Astea International, Inc.	21,160	64,326
Astro-Med, Inc.	57,891	419,710
*Atheros Communications, Inc.	7,677	246,201
#*ATMI, Inc.	97,190	1,630,848

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*AuthenTec, Inc.	30,200	$77,312
*Authentidate Holding Corp.	14,259	14,544
*Autobytel, Inc.	391,202	426,410
*Aviat Networks, Inc.	149,347	1,073,805
*Avid Technology, Inc.	114,915	1,451,376
*Aware, Inc.	78,144	199,267
*Axcelis Technologies, Inc.	927,266	1,390,899
*AXT, Inc.	289,963	840,893
Bel Fuse, Inc. Class A	35,150	609,501
Bel Fuse, Inc. Class B	93,906	1,781,397
#*Bell Microproducts, Inc.	228,950	1,034,854
*BigBand Networks, Inc.	201,269	631,985
*Bitstream, Inc.	81,600	662,592
#Black Box Corp.	144,646	3,976,319
Blackbaud, Inc.	189,033	4,215,436
*Blonder Tongue Laboratories, Inc.	76,200	80,772
*Blue Coat Systems, Inc.	34,218	843,474
*Bogen Communications International, Inc.	33,103	57,103
*Bottomline Technologies, Inc.	234,215	4,051,920
*Brightpoint, Inc.	442,352	2,583,336
#*BroadVision, Inc.	8,207	107,019
*Brooks Automation, Inc.	392,146	3,270,498
*Bsquare Corp.	89,889	221,127
*Cabot Microelectronics Corp.	234,301	8,235,680
*CalAmp Corp.	221,484	642,304
*Callidus Software, Inc.	242,757	776,822
*Cascade Microtech, Inc.	74,200	321,286
Cass Information Systems, Inc.	36,620	1,102,262
*Cavium Networks, Inc.	51	1,102
*CEVA, Inc.	187,703	2,231,789
*Checkpoint Systems, Inc.	169,286	2,715,347
*Chordiant Software, Inc.	277,829	1,027,967
*Chyron International Corp.	315	687
*Ciber, Inc.	320,766	1,036,074
*Cinedigm Digital Cinema Corp.	1,512	2,192
*Cirrus Logic, Inc.	659,171	4,495,546
*Clarus Corp.	138,650	603,128
*Clearfield, Inc.	41,400	82,800
Cognex Corp.	231,298	3,786,348
#*Coherent, Inc.	149,922	4,449,685
Cohu, Inc.	157,211	2,035,882
*Comarco, Inc.	72,455	188,383
—#*Commerce One LLC	4,800	—
Communications Systems, Inc.	80,026	953,110
*CommVault Systems, Inc.	112,567	2,385,295
#*Compellent Technologies, Inc.	85,200	1,693,776
*Computer Task Group, Inc.	178,083	1,255,485
*comScore, Inc.	81,769	1,109,605
*Comverge, Inc.	65,993	648,051
*Concurrent Computer Corp.	15,310	65,680
*Conexant Systems, Inc.	172,482	658,881
#*Constant Contact, Inc.	87,407	1,541,859
*CPI International, Inc.	29,694	332,573
*Cray, Inc.	221,552	1,045,725
*CSG Systems International, Inc.	146,655	2,846,574
*CSP, Inc.	49,991	186,466
CTS Corp.	182,239	1,386,839
*CVD Equipment Corp.	31,867	131,611
*CyberOptics Corp.	56,931	413,319
#Daktronics, Inc.	201,959	1,577,300
*Data I/O Corp.	77,000	336,490

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Datalink Corp.	49,000	$224,420
*Dataram Corp.	83,150	231,988
*Datawatch Corp.	18,488	47,144
*DDi Corp.	83,350	359,238
#*DealerTrack Holdings, Inc.	109,152	1,961,461
*Deltek, Inc.	43,669	324,024
#*DemandTec, Inc.	71,622	425,435
*DG FastChannel, Inc.	149,760	4,080,960
*Dice Holdings, Inc.	54,772	312,748
*Digi International, Inc.	239,351	2,297,770
*Digimarc Corp.	60,380	948,570
*Digital Angel Corp.	39,154	24,667
#*Diodes, Inc.	120,086	2,003,034
*Ditech Networks, Inc.	316,660	398,992
*DivX, Inc.	94,041	528,510
*Dot Hill Systems Corp.	415,566	685,684
*Double-Take Software, Inc.	71,971	734,824
*DSP Group, Inc.	271,985	1,873,977
#*DTS, Inc.	178,253	5,044,560
*Dynamics Research Corp.	82,812	929,151
#EarthLink, Inc.	131,320	1,065,005
*Easylink Services International Corp.	13,900	26,271
#*Ebix, Inc.	91,714	1,328,019
*Echelon Corp.	371,953	3,157,881
*EDGAR Online, Inc.	80,827	117,199
*Edgewater Technology, Inc.	87,868	263,604
*EFJohnson Technologies, Inc.	1,848	1,811
*Elecsys Corp.	31,697	106,185
Electro Rent Corp.	238,205	2,784,616
*Electro Scientific Industries, Inc.	83,371	934,589
*Electronics for Imaging, Inc.	151,520	1,756,117
Electro-Sensors, Inc.	3,450	11,696
*eLoyalty Corp.	106,780	659,900
#*EMCORE Corp.	459,541	436,564
*EMS Technologies, Inc.	151,599	1,943,499
*Emulex Corp.	239,429	2,691,182
*Endwave Corp.	22,323	54,022
*Entegris, Inc.	959,743	3,493,465
*Entorian Technologies, Inc.	37,101	152,856
*Entropic Communications, Inc.	191,230	667,393
*Epicor Software Corp.	556,902	4,271,438
#*EPIQ Systems, Inc.	289,576	3,460,433
*ePlus, Inc.	56,073	881,468
*Euronet Worldwide, Inc.	3,168	64,691
*Evans & Sutherland Computer Corp.	9,539	954
*Evolving Systems, Inc.	35,800	225,540
*Exar Corp.	395,970	2,783,669
*ExlService Holdings, Inc.	142,589	2,587,990
*Extreme Networks	124,286	306,986
*FalconStor Software, Inc.	519,514	1,797,518
#*Faro Technologies, Inc.	135,699	2,452,081
#*Finisar Corp.	174,934	1,801,820
*Forrester Research, Inc.	224,649	6,085,741
*Frequency Electronics, Inc.	74,860	372,803
*FSI International, Inc.	276,071	662,570
*Geeknet, Inc.	5,367	6,870
*Gerber Scientific, Inc.	213,989	1,048,546
*Giga-Tronics, Inc.	33,725	77,905
*GigOptix, Inc.	6,732	14,003
*Global Cash Access, Inc.	446,762	3,618,772
*Globecomm Systems, Inc.	83,337	605,860

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Glu Mobile, Inc.	500	$735
*GSE Systems, Inc.	117,306	613,510
*GSI Technology, Inc.	83,549	372,629
*GTSI Corp.	87,165	475,921
*Guidance Software, Inc.	60,840	322,452
*Hackett Group, Inc.	399,644	927,174
*Halifax Corp.	6,350	7,366
*Harmonic, Inc.	831,402	5,046,610
*Hauppauge Digital, Inc.	780	561
Heartland Payment Systems, Inc.	101,138	1,443,239
*Henry Bros. Electronics, Inc.	29,514	127,058
—*Here Media, Inc.	9,920	—
—*Here Media, Inc. Special Shares	9,920	—
*Hughes Communications, Inc.	42,995	1,113,141
*Hutchinson Technology, Inc.	232,731	1,566,280
*Hypercom Corp.	538,300	1,846,369
*I.D. Systems, Inc.	2,424	6,957
#*ICx Technologies, Inc.	3,274	22,460
*IEC Electronics Corp.	13,300	59,584
iGATE Corp.	525,324	5,305,772
*iGo, Inc.	2,297	2,756
*Ikanos Communications, Inc.	36,241	77,918
*Imation Corp.	113,208	1,012,080
Imergent, Inc.	104,726	596,938
*Immersion Corp.	243,859	1,080,295
*infoGROUP, Inc.	155,314	1,197,471
*InfoSpace, Inc.	302,720	2,806,214
*Innodata Isogen, Inc.	222,741	1,149,344
*Insight Enterprises, Inc.	413,879	4,763,747
*InsWeb Corp.	12,966	51,864
*Integral Systems, Inc.	205,300	1,523,326
*Integrated Silicon Solution, Inc.	209,476	1,208,677
#*Intellicheck Mobilisa, Inc.	19,378	54,646
*Intelligroup, Inc.	116,800	413,472
*Interactive Intelligence, Inc.	146,489	2,534,260
*Internap Network Services Corp.	134,188	597,137
*Internet Brands, Inc.	143,700	1,125,171
*Internet Capital Group, Inc.	349,644	2,178,282
*Interphase Corp.	9,505	25,188
*Intest Corp.	84,141	122,846
*Intevac, Inc.	164,964	2,347,438
*IntriCon Corp.	53,872	161,616
*INX, Inc.	43,500	250,125
iPass, Inc.	380,440	422,288
#*IPG Photonics Corp.	197,974	2,850,826
*Isilon Systems, Inc.	175,105	1,083,900
*Iteris, Inc.	52,380	70,713
*Ixia	390,636	2,898,519
*IXYS Corp.	314,624	2,189,783
*Jaco Electronics, Inc.	63,010	32,135
*JDA Software Group, Inc.	306,170	8,024,728
Keithley Instruments, Inc.	72,900	395,847
*Kemet Corp.	666,900	973,674
*Kenexa Corp.	60,867	603,801
*KEY Tronic Corp.	2,380	11,495
Keynote Systems, Inc.	113,450	1,097,062
*Knot, Inc. (The)	182,110	1,666,306
*Kopin Corp.	672,020	2,762,002
*Kulicke & Soffa Industries, Inc.	188,209	867,643
*KVH Industries, Inc.	89,570	1,164,410
*L-1 Identity Solutions, Inc.	788,924	5,909,041

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Lantronix, Inc.	45	$152
*LaserCard Corp.	111,680	687,949
*Lattice Semiconductor Corp.	1,053,119	2,727,578
*Leadis Technolgies, Inc.	4,837	822
*LeCroy Corp.	115,888	446,169
#*LightPath Technologies, Inc.	8,650	20,846
*Limelight Networks, Inc.	144,281	504,984
*Lionbridge Technologies, Inc.	48,087	111,562
*Liquidity Services, Inc.	102,974	1,088,435
*Littlefuse, Inc.	204,498	6,147,210
*Logic Devices, Inc.	45,800	81,524
*LoJack Corp.	40,156	171,868
*LookSmart, Ltd.	1,826	1,771
#*LoopNet, Inc.	325,010	3,048,594
#*Loral Space & Communications, Inc.	174,259	4,961,154
*LTX-Credence Corp.	1,217,865	3,056,841
*Mace Security International, Inc.	136,938	128,722
#*Magma Design Automation, Inc.	136,414	328,758
*Management Network Group, Inc.	107,667	48,450
#*Manhattan Associates, Inc.	243,170	5,099,275
Marchex, Inc. Class B	64,723	355,329
*Mastech Holdings, Inc.	308	1,494
*Mattson Technology, Inc.	74,003	244,210
Maximus, Inc.	144,349	6,908,543
#*Maxwell Technologies, Inc.	125,013	1,825,190
*Measurement Specialties, Inc.	28,099	334,940
#*Mechanical Technology, Inc.	273	243
*MEMSIC, Inc.	2,800	9,016
*Mentor Graphics Corp.	69,517	557,526
*Mercury Computer Systems, Inc.	196,106	2,341,506
#*Merix Corp.	185,600	447,296
*Merrimac Industries, Inc.	20,512	327,987
Mesa Laboratories, Inc.	31,485	837,186
Methode Electronics, Inc.	216,662	2,381,115
Micrel, Inc.	527,371	3,939,461
*MicroStrategy, Inc.	34,867	3,267,735
*Microtune, Inc.	289,097	641,795
*Mindspeed Technologies, Inc.	88,063	556,558
*MIPS Technologies, Inc.	433,092	1,671,735
Mocon, Inc.	63,275	619,462
*ModusLink Global Solutions, Inc.	174,778	1,773,997
*MoneyGram International, Inc.	222,814	668,442
*Monolithic Power Systems, Inc.	283,490	5,845,564
*Monotype Imaging Holdings, Inc.	45,758	413,195
*MoSys, Inc.	128,298	576,058
*Move, Inc.	1,396,321	2,443,562
*MRV Communications, Inc.	1,232,392	1,047,533
*MTM Technologies, Inc.	2,780	1,265
MTS Systems Corp.	171,251	4,406,288
*Multi-Fineline Electronix, Inc.	170,881	4,078,929
#*Nanometrics, Inc.	126,071	1,096,818
*Napco Security Technologies, Inc.	316,103	660,655
#*NCI, Inc.	50,704	1,510,979
*Netezza Corp.	163,524	1,486,433
*NETGEAR, Inc.	185,647	3,831,754
#*NetList, Inc.	53,603	203,155
*NetScout Systems, Inc.	320,068	4,493,755
*Network Engines, Inc.	348,071	508,184
*Network Equipment Technologies, Inc.	157,523	707,278
*Newport Corp.	113,520	966,055
Newtek Business Services, Inc.	243,027	230,876

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
NIC, Inc.	606,425	$5,142,484
#*Novatel Wireless, Inc.	91,217	682,303
*Nu Horizons Electronics Corp.	129,666	531,631
*NumereX Corp. Class A	67,969	303,821
O.I. Corp.	23,902	189,304
*Occam Networks, Inc.	199,745	1,046,664
*Oclaro, Inc.	695,820	1,148,103
*OmniVision Technologies, Inc.	145,098	1,871,764
*Omtool, Ltd.	30,770	33,847
*Online Resources Corp.	110,423	533,343
*Onvia, Inc.	34,828	251,806
*Openwave Systems, Inc.	225,459	502,774
*Oplink Communications, Inc.	58,719	871,977
OPNET Technologies, Inc.	204,034	2,397,400
*Opnext, Inc.	216,471	409,130
*OPTi, Inc.	118,200	472,800
*Optical Cable Corp.	48,605	174,006
*ORBCOMM, Inc.	102,341	233,337
*OSI Systems, Inc.	156,242	4,135,726
*Overland Storage, Inc.	40,733	76,171
*PAR Technology Corp.	132,150	765,148
Park Electrochemical Corp.	187,535	4,922,794
#*ParkerVision, Inc.	177,666	284,266
*PC Connection, Inc.	98,335	629,344
*PC Mall, Inc.	117,111	598,437
*PC-Tel, Inc.	184,520	1,072,061
*PDF Solutions, Inc.	26,932	106,651
*Peerless Systems Corp.	101,700	262,386
#Pegasystems, Inc.	97,731	3,249,556
*Perceptron, Inc.	36,426	114,742
*Perficient, Inc.	174,226	1,691,734
*Performance Technologies, Inc.	102,658	289,496
*Pericom Semiconductor Corp.	220,168	1,937,478
*Pervasive Software, Inc.	187,100	957,952
#*PFSweb, Inc.	24,219	68,540
*Phoenix Technologies, Ltd.	220,138	693,435
*Photronics, Inc.	390,426	1,503,140
*Pixelworks, Inc.	36,172	107,793
*Planar Systems, Inc.	136,502	307,130
*PLATO Learning, Inc.	196,730	810,528
*PLX Technology, Inc.	78,695	349,406
#Power Integrations, Inc.	254,493	7,942,727
*Powerwave Technologies, Inc.	858,986	1,176,811
*Presstek, Inc.	127,944	362,082
*PROS Holdings, Inc.	60,712	482,660
QAD, Inc.	312,059	1,710,083
Qualstar Corp.	90,434	199,859
*Quantum Corp.	1,897,857	4,858,514
*QuickLogic Corp.	259,468	594,182
*Radiant Systems, Inc.	234,790	2,711,824
*RadiSys Corp.	210,368	1,579,864
*RAE Systems, Inc.	17,957	14,545
*Rainmaker Systems, Inc.	1,126	1,633
*Ramtron International Corp.	232,136	429,452
*RealNetworks, Inc.	1,240,807	5,236,206
*Relm Wireless Corp.	29,205	91,412
Renaissance Learning, Inc.	292,233	3,889,621
*Research Frontiers, Inc.	6,000	18,600
*RF Industries, Ltd.	21,767	107,747
*RF Monolithics, Inc.	83,600	117,040
Richardson Electronics, Ltd.	131,104	1,005,568

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*RightNow Technologies, Inc.	335,618	$5,366,532
*Rimage Corp.	86,339	1,287,314
*Rofin-Sinar Technologies, Inc.	135,697	2,970,407
*Rogers Corp.	104,247	2,495,673
#*Rubicon Technology, Inc.	53,877	850,179
*Rudolph Technologies, Inc.	267,647	1,678,147
*S1 Corp.	545,090	3,259,638
*Saba Software, Inc.	109,329	529,152
*Salary.com, Inc.	150,361	336,809
*Sanmina-SCI Corp.	210,977	2,784,896
#*SAVVIS, Inc.	155,415	2,446,232
#*ScanSource, Inc.	237,698	6,717,345
*Schmitt Industries, Inc.	17,800	59,986
*Scientific Learning Corp.	104,159	583,290
*SCM Microsystems, Inc.	127,744	261,875
*SeaChange International, Inc.	265,482	1,717,669
*Selectica, Inc.	522,600	135,876
Servidyne, Inc.	19,750	35,649
*ShoreTel, Inc.	100,433	533,299
#*Sigma Designs, Inc.	76,512	850,048
*Sigmatron International, Inc.	18,200	107,562
*Silicon Graphics International Corp.	81,884	655,891
*Silicon Image, Inc.	187,917	452,880
*Silicon Storage Technology, Inc.	816,767	2,180,768
*Simulations Plus, Inc.	123,672	206,532
*Smart Modular Technologies (WWH), Inc.	231,301	1,406,310
*Smith Micro Software, Inc.	122,577	949,972
Soapstone Networks, Inc.	134,773	103,101
*Sonic Foundry, Inc.	24,133	132,732
#*Sonic Solutions, Inc.	214,084	1,832,559
*SonicWALL, Inc.	250,711	1,910,418
*Sonus Networks, Inc.	151,610	319,897
*Soundbite Communications, Inc.	1,000	2,680
*Sourcefire, Inc.	76,900	1,603,365
*Spark Networks, Inc.	37,163	110,002
*Spectrum Control, Inc.	116,095	1,198,100
*SRS Labs, Inc.	96,056	667,589
*Standard Microsystems Corp.	214,865	4,286,557
*StarTek, Inc.	131,600	973,840
#*STEC, Inc.	446,325	6,257,476
*SteelCloud, Inc.	14,300	1,643
#*Stratasys, Inc.	200,026	4,600,598
*SuccessFactors, Inc.	108,971	1,776,227
*Sunrise Telecom, Inc.	160,600	110,814
*Super Micro Computer, Inc.	67,792	838,587
*Supertex, Inc.	128,300	3,072,785
*Support.com, Inc.	145,399	360,590
*Switch & Data Facilities Co., Inc.	102,409	1,872,037
Sycamore Networks, Inc.	16,198	314,079
*Symmetricom, Inc.	449,992	2,294,959
*Symyx Technologies, Inc.	332,092	1,640,534
*Synchronoss Technologies, Inc.	92,998	1,558,646
*SYNNEX Corp.	53,053	1,404,313
Taitron Components, Inc.	9,373	15,465
#*Take-Two Interactive Software, Inc.	43,100	399,968
*Taleo Corp. Class A	85,176	1,729,925
*Technical Communications Corp.	7,300	37,011
Technitrol, Inc.	107,001	479,364
*TechTarget, Inc.	56,053	297,081
*TechTeam Global, Inc.	89,657	659,876
*Techwell, Inc.	88,283	954,339

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TeleCommunication Systems, Inc.	326,415	$2,859,395
*Telular Corp.	4,964	21,544
#*Terremark Worldwide, Inc.	628,360	5,139,985
Tessco Technologies, Inc.	43,304	807,620
TheStreet.com, Inc.	236,680	750,276
#*THQ, Inc.	175,428	884,157
*Tier Technologies, Inc. Class B	169,900	1,308,230
*TII Network Technologies, Inc.	57,160	73,165
#*TiVo, Inc.	80,682	727,752
*TNS, Inc.	214,400	4,909,760
*Tollgrade Communications, Inc.	117,101	728,368
*Track Data Corp.	4,668	14,564
*Transact Technologies, Inc.	90,009	646,265
*Trans-Lux Corp.	7,545	9,054
*TranSwitch Corp.	39,152	60,686
#*Travelzoo, Inc.	131,924	1,415,545
*Trident Microsystems, Inc.	79,231	144,200
*Trio-Tech International	224	892
*Triquint Semiconductor, Inc.	1,332,478	7,994,868
TSR, Inc.	122,850	292,383
*TTM Technologies, Inc.	353,127	3,654,864
#*Tyler Technologies, Inc.	367,652	6,886,122
Ulticom, Inc.	96,691	928,234
#*Ultimate Software Group, Inc.	243,491	7,280,381
*Ultra Clean Holdings, Inc.	55,736	360,055
*Ultratech, Inc.	177,477	2,420,786
*Unica Corp.	100,353	794,796
United Online, Inc.	732,564	4,629,804
#*Universal Display Corp.	307,402	3,464,421
#*UTStarcom, Inc.	234,239	505,956
#*Veeco Instruments, Inc.	57,780	1,838,560
#*VeriFone Holdings, Inc.	83,780	1,490,446
#*Vertro, Inc.	2,596	960
*Vicon Industries, Inc.	45,650	248,336
*Video Display Corp.	85,637	323,708
*Virage Logic Corp.	47,344	263,706
#*Virnetx Holding Corp.	21,760	65,715
*Virtusa Corp.	100,677	897,032
*Vishay Intertechnology, Inc.	1	8
#*Vocus, Inc.	150,219	2,421,530
*Volterra Semiconductor Corp.	125,916	2,454,103
Wayside Technology Group, Inc.	30,941	251,550
*Web.com Group, Inc.	165,110	921,314
*WebMediaBrands, Inc.	268,744	306,368
*Websense, Inc.	116,810	2,164,489
*Westell Technologies, Inc.	440,604	563,973
*Winland Electronics, Inc.	20,500	17,835
*Wireless Ronin Technologies, Inc.	24,555	76,612
*Wireless Telecom Group, Inc.	225,386	175,801
*WPCS International, Inc.	14,326	43,694
*X-Rite, Inc.	2,382	5,931
*Zhone Technologies, Inc.	372,390	196,622
*ZiLOG, Inc.	152,239	541,971
*Zix Corp.	11,550	21,714
*Zoran Corp.	425,092	4,663,259
*Zygo Corp.	62,333	660,106

Total Information Technology		619,210,296

Materials — (3.8%)
A. Schulman, Inc.	246,261	5,545,798
A.M. Castle & Co.	75,184	729,285

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*AEP Industries, Inc.	67,616	$2,360,475
#AMCOL International Corp.	271,602	6,825,358
*American Pacific Corp.	69,310	499,032
American Vanguard Corp.	107,405	815,204
*Arabian American Development Co.	6,200	14,570
Arch Chemicals, Inc.	221,263	6,186,513
Balchem Corp.	237,768	4,610,322
*Boise, Inc.	273,896	1,413,303
*Brush Engineered Materials, Inc.	62,353	1,120,483
*Buckeye Technologies, Inc.	269,390	3,081,822
*BWAY Holding Co.	59,075	1,007,820
*Century Aluminum Co.	200,200	2,266,264
*Clearwater Paper Corp.	29,883	1,462,175
*Continental Materials Corp.	14,518	210,293
*Core Molding Technologies, Inc.	48,931	146,304
Deltic Timber Corp.	123,292	5,537,044
*Detrex Corp.	10,200	34,935
Ferro Corp.	300,005	2,328,039
Flamemaster Corp.	189	912
#*Flotek Industries, Inc.	32,845	48,611
Friedman Industries, Inc.	61,730	339,515
*General Moly, Inc.	193,458	454,626
*Georgia Gulf Corp.	16,515	253,505
*Graphic Packaging Holding Co.	143,903	486,392
#Hawkins, Inc.	102,006	2,103,364
Haynes International, Inc.	31,597	925,476
*Headwaters, Inc.	211,397	1,160,570
#*Hecla Mining Co.	31,706	144,579
*Horsehead Holding Corp.	112,458	1,102,088
ICO, Inc.	148,293	1,144,822
*Impreso, Inc.	31,500	20,790
Innophos Holdings, Inc.	58,677	1,147,722
*Innospec, Inc.	61,265	597,334
Kaiser Aluminum Corp.	123,411	4,337,897
*KapStone Paper & Packaging Corp.	90,227	833,697
KMG Chemicals, Inc.	29,991	412,376
Koppers Holdings, Inc.	55,218	1,541,687
*Kronos Worldwide, Inc.	5,100	74,511
*Landec Corp.	215,734	1,369,911
#*Louisiana-Pacific Corp.	937,825	6,667,936
*LSB Industries, Inc.	101,558	1,335,488
*Material Sciences Corp.	138,299	269,683
#*Mercer International, Inc.	17,550	54,756
Minerals Technologies, Inc.	174	8,317
*Mines Management, Inc.	21,658	55,444
*Mod-Pac Corp.	26,617	117,647
Myers Industries, Inc.	295,900	2,704,526
*Nanophase Technologies Corp.	1,441	1,182
Neenah Paper, Inc.	58,067	808,293
NewMarket Corp.	41,013	3,700,193
NL Industries, Inc.	234,189	1,587,801
*Northern Technologies International Corp.	36,846	380,619
Olympic Steel, Inc.	78,200	2,169,268
*Omnova Solutions, Inc.	119,896	678,611
P.H. Glatfelter Co.	419,966	5,795,531
Penford Corp.	85,554	877,784
*PolyOne Corp.	498,895	3,716,768
Quaker Chemical Corp.	89,076	1,557,939
*Ready Mix, Inc.	10,563	30,633
*Rock of Ages Corp.	34,100	110,484
*RTI International Metals, Inc.	77,400	1,915,650

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Schweitzer-Maudoit International, Inc.	85,920	$6,464,621
*Senomyx, Inc.	307,229	1,201,265
*Solitario Exploration & Royalty Corp.	2,939	6,907
*Solutia, Inc.	31,400	431,750
Spartech Corp.	282,243	2,847,832
Stepan Co.	85,071	4,974,952
*Stillwater Mining Co.	254,909	2,561,835
Synalloy Corp.	57,753	460,291
*U.S. Concrete, Inc.	371,466	334,319
*U.S. Energy Corp.	71,870	369,412
#*U.S. Gold Corp.	287,043	640,106
*UFP Technologies, Inc.	11,800	82,600
*United States Lime & Minerals, Inc.	61,645	2,431,895
*Universal Stainless & Alloy Products, Inc.	55,374	1,009,468
Vulcan International Corp.	8,251	292,910
Wausau Paper Corp.	482,100	4,252,122
*Webco Industries, Inc.	3,750	213,750
*Williams Industries, Inc.	5,800	8,410
*WR Grace & Co.	14,600	348,648
#Zep, Inc.	56,403	1,247,634
*Zoltek Cos., Inc.	87,379	729,615

Total Materials		130,150,319

Other — (0.0%)
—Allen Organ Co. Escrow Shares	4,700	7,729
*Avigen, Inc. Escrow Shares	234,123	—
—*Big 4 Ranch, Inc.	35,000	—
—*DLB Oil & Gas, Inc. Escrow Shares	7,600	—
—*ePresence, Inc. Escrow Shares	191,500	—
—*EquiMed, Inc.	132	—
—*iGo, Inc. Escrow Shares	11,200	—
—*Landco Real Estate LLC	4,700	—
—*MAIR Holdings, Inc. Escrow Shares	151,940	—
—*Noel Group, Inc.	43,600	218
—*Petrocorp, Inc. Escrow Shares	37,100	2,226
—*Tripos Escrow Shares	1,300	117

Total Other		10,290

Telecommunication Services — (1.0%)
#Alaska Communications Systems Group, Inc.	419,255	3,416,928
*Arbinet Corp.	1,222	2,725
Atlantic Tele-Network, Inc.	65,445	3,169,501
#*Cbeyond, Inc.	88,175	1,098,660
*Cincinnati Bell, Inc.	572,260	1,665,277
*Cogent Communications Group, Inc.	137,439	1,500,834
#Consolidated Communications Holdings, Inc.	160,083	2,742,222
*FiberTower Corp.	973	4,262
*General Communications, Inc. Class A	403,526	2,392,909
*Global Crossing, Ltd.	120,600	1,684,782
HickoryTech Corp.	123,688	1,051,348
*IDT Corp.	46,902	172,599
*IDT Corp. Class B	156,581	696,785
Iowa Telecommunications Services, Inc.	251,477	4,114,164
*Lynch Interactive Corp.	1	1,885
NTELOS Holdings Corp.	3,304	53,690
*PAETEC Holding Corp.	382,444	1,212,347
*Premiere Global Services, Inc.	623,226	5,035,666
Shenandoah Telecommunications Co.	70,921	1,219,841
#*Sprint Nextel Corp.	49,262	161,579
*SureWest Communications	128,867	1,153,360
*Terrestar Corp.	399	376

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*USA Mobility, Inc.	70,682	$734,386
Warwick Valley Telephone Co.	46,791	599,159
*Xeta Corp.	85,800	263,406

Total Telecommunication Services		34,148,691

Utilities — (1.4%)
*AMEN Properties, Inc.	123	30,750
American States Water Co.	165,279	5,490,568
Artesian Resources Corp.	10,927	192,862
#*Cadiz, Inc.	35,840	427,571
California Water Service Group	5,627	204,373
Central Vermont Public Service Corp.	124,300	2,441,252
CH Energy Group, Inc.	129,508	5,122,041
Chesapeake Utilities Corp.	81,481	2,415,097
Connecticut Water Services, Inc.	85,488	1,901,253
Delta Natural Gas Co., Inc.	20,000	580,000
#Empire District Electric Co.	300,150	5,525,762
Energy, Inc.	17,912	180,195
*Environmental Power Corp.	94,893	26,096
Laclede Group, Inc.	10,064	324,665
Maine & Maritimes Corp.	22,266	726,317
#MGE Energy, Inc.	197,335	6,596,909
Middlesex Water Co.	115,548	1,993,203
Pennichuck Corp.	3,778	75,447
*Renegy Holdings, Inc.	8,358	7,773
RGC Resources, Inc.	4,698	143,900
*SJW Corp.	176,422	3,868,934
Southwest Water Co.	238,602	1,445,928
UIL Holdings Corp.	188,281	5,115,595
#Unitil Corp.	89,622	1,951,071
York Water Co.	29,418	390,671

Total Utilities		47,178,233

TOTAL COMMON STOCKS		2,977,492,114

RIGHTS/WARRANTS — (0.0%)
*Caliper Life Sciences, Inc. Warrants 08/10/11	112	9
*Contra Phramacopeia Contingent Value Rights	90,551	—
—*DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
*Flagstar Bancorp, Inc. Rights 02/08/10	448,887	—
—*Lantronix, Inc. Warrants	65	—
*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	486,968	—
—*Mossimo, Inc. Contingent Rights	149,150	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	57,286	7,487
—*Tengasco, Inc. Warrants	2,306	—
*Valley National Bancorp Warrants 06/30/15	974	2,922
*West Coast Bancorp Rights 03/01/10	34,575	21,091

TOTAL RIGHTS/WARRANTS		31,509

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	781,925	781,925

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.1%)
§@DFA Short Term Investment Fund LP	448,566,948	448,566,948

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $1,474,211 FHLMC 4.000%, 04/01/24, valued at $1,367,629) to be repurchased at $1,327,807	$1,328	$1,327,794

TOTAL SECURITIES LENDING COLLATERAL		449,894,742

TOTAL INVESTMENTS — (100.0%) (Cost $3,462,594,830)##		$3,428,200,290

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$527,673,784	$208,750	—	$527,882,534
Consumer Staples	144,448,021	—	—	144,448,021
Energy	109,865,593	—	—	109,865,593
Financials	430,076,218	—	—	430,076,218
Health Care	440,133,532	347,902	—	440,481,434
Industrials	494,040,485	—	—	494,040,485
Information Technology	619,210,296	—	—	619,210,296
Materials	130,150,319	—	—	130,150,319
Other	—	10,290	—	10,290
Telecommunication Services	34,148,691	—	—	34,148,691
Utilities	47,178,233	—	—	47,178,233
Rights/Warrants	10,418	21,091	—	31,509
Temporary Cash Investments	781,925	—	—	781,925
Securities Lending Collateral	—	449,894,742	—	449,894,742

TOTAL	$2,977,717,515	$450,482,775	—	$3,428,200,290

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (71.8%)
Real Estate Investment Trusts — (71.8%)
Acadia Realty Trust	391,546	$6,237,328
Agree Realty Corp.	83,800	1,641,642
#*Alexander’s, Inc.	55,500	16,222,095
#Alexandria Real Estate Equities, Inc.	435,092	25,988,045
#AMB Property Corp.	1,434,481	34,427,544
#American Campus Communites, Inc.	516,319	13,248,746
—#*AmeriVest Properties, Inc.	188,600	75,440
#Apartment Investment & Management Co. Class A	1,200,580	18,440,909
#*Ashford Hospitality Trust	1,089,617	5,742,282
Associated Estates Realty Corp.	170,310	2,011,361
#AvalonBay Communities, Inc.	808,209	61,916,891
BioMed Realty Trust, Inc.	971,305	14,151,914
#Boston Properties, Inc.	1,355,000	87,898,850
Brandywine Realty Trust	1,260,940	14,160,356
#BRE Properties, Inc. Class A	539,315	17,295,832
#Camden Property Trust	635,103	24,622,943
#CBL & Associates Properties, Inc.	1,354,656	13,546,560
Cedar Shopping Centers, Inc.	471,556	3,291,461
Cogdell Spencer, Inc.	313,778	2,027,006
#Colonial Properties Trust	575,431	6,335,495
#Corporate Office Properties Trust	572,900	20,446,801
#Cousins Properties, Inc.	675,699	5,175,854
#DCT Industrial Trust, Inc.	2,026,548	10,031,413
#Developers Diversified Realty Corp.	1,889,135	15,585,364
#DiamondRock Hospitality Co.	1,161,915	9,457,988
#Digital Realty Trust, Inc.	767,718	36,850,464
#Douglas Emmett, Inc.	1,237,838	17,119,300
#Duke Realty Corp.	2,184,015	24,723,050
#DuPont Fabros Technology, Inc.	419,483	6,971,807
EastGroup Properties, Inc.	262,721	10,051,705
Education Realty Trust, Inc.	410,072	2,165,180
#Entertainment Properties Trust	398,314	13,905,142
Equity Lifestyle Properties, Inc.	298,926	14,444,104
#Equity One, Inc.	849,319	14,226,093
#Equity Residential	2,692,406	86,291,612
#Essex Property Trust, Inc.	286,071	22,796,998
#Extra Space Storage, Inc.	889,863	10,099,945
#Federal Realty Investment Trust	618,316	39,807,184
*FelCor Lodging Trust, Inc.	619,311	2,340,996
#*First Industrial Realty Trust, Inc.	577,920	2,958,950
#First Potomac Realty Trust	305,469	4,154,378
#Glimcher Realty Trust	524,823	1,689,930
*Golf Trust of America, Inc.	67,000	123,280
#HCP, Inc.	2,880,922	81,674,139
#Health Care REIT, Inc.	1,208,573	51,968,639
#Healthcare Realty Trust, Inc.	619,514	12,991,209
Hersha Hospitality Trust	535,734	1,950,072
#Highwood Properties, Inc.	699,760	21,139,750
*HMG Courtland Properties, Inc.	2,600	11,856
#Home Properties, Inc.	336,980	14,938,323
Hospitality Properties Trust	1,215,827	26,894,093
#Host Marriott Corp.	6,147,086	65,159,112
#HRPT Properties Trust	2,285,715	15,245,719
#Inland Real Estate Corp.	832,462	7,025,979
#Kilroy Realty Corp.	426,075	12,309,307
#Kimco Realty Corp.	3,947,170	49,813,285
Kite Realty Group Trust	556,840	2,110,424
Lasalle Hotel Properties	627,185	12,637,778

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (Continued)
#Lexington Realty Trust	1,158,189	$6,891,225
#Liberty Property Trust	1,106,367	33,633,557
#Macerich Co. (The)	896,816	27,666,774
Mack-Cali Realty Corp.	772,725	25,206,289
#*Maguire Properties, Inc.	475,800	780,312
#Medical Properties Trust, Inc.	802,011	8,028,130
MHI Hospitality Corp.	82,766	167,187
#Mid-America Apartment Communities, Inc.	296,390	13,906,619
Mission West Properties, Inc.	213,009	1,501,713
Monmouth Real Estate Investment Corp. Class A	282,449	2,112,719
#National Retail Properties, Inc.	847,028	17,109,966
#Nationwide Health Properties, Inc.	1,102,624	36,342,487
#Omega Healthcare Investors, Inc.	871,535	16,306,420
One Liberty Properties, Inc.	122,918	1,113,637
#Parkway Properties, Inc.	211,956	4,415,043
#Pennsylvania REIT	424,803	3,806,235
#Post Properties, Inc.	474,216	8,464,756
#ProLogis	4,471,399	56,339,627
#PS Business Parks, Inc.	239,613	11,472,670
#Public Storage	1,686,866	133,566,050
Ramco-Gershenson Properties Trust	247,347	2,354,743
#Realty Income Corp.	1,048,712	29,290,526
#Regency Centers Corp.	879,482	29,453,852
*Roberts Realty Investors, Inc.	47,739	73,041
Saul Centers, Inc.	190,655	6,794,944
#Senior Housing Properties Trust	1,250,532	26,073,592
#Simon Property Group, Inc.	2,764,522	199,045,584
#SL Green Realty Corp.	761,883	34,658,058
Sovran Self Storage, Inc.	246,465	8,355,163
#*Strategic Hotel Capital, Inc.	738,622	1,698,831
#Sun Communities, Inc.	190,567	3,451,168
#*Sunstone Hotel Investors, Inc.	957,285	8,223,078
*Supertel Hospitality, Inc.	196,477	290,786
#Tanger Factory Outlet Centers, Inc.	395,698	15,155,233
#Taubman Centers, Inc.	547,276	17,326,758
#UDR, Inc.	1,491,932	23,214,462
UMH Properties, Inc.	112,788	913,583
Universal Health Realty Income Trust	124,845	4,144,854
Urstadt Biddle Properties, Inc.	82,990	1,166,010
Urstadt Biddle Properties, Inc. Class A	194,538	2,916,125
#U-Store-It Trust	745,976	5,162,154
#Ventas, Inc.	1,536,128	64,824,602
#Vornado Realty Trust	1,770,740	114,531,463
#Washington REIT	586,872	15,370,178
#Weingarten Realty Investors	1,180,191	22,034,166
Winthrop Realty Trust	168,633	2,099,481

TOTAL COMMON STOCKS		2,164,023,774

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	1,686,700	1,686,700

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (28.1%)
§@DFA Short Term Investment Fund LP	846,103,490	$846,103,490
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $2,552,834 FHLMC 5.722%, 09/01/37, valued at $2,579,669) to be repurchased at $2,504,558	$2,505	2,504,533

TOTAL SECURITIES LENDING COLLATERAL		848,608,023

TOTAL INVESTMENTS — (100.0%) (Cost $3,308,689,625)##		$3,014,318,497

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts	$2,163,948,334	$75,440	—	$2,164,023,774
Temporary Cash Investments	1,686,700	—	—	1,686,700
Securities Lending Collateral	—	848,608,023	—	848,608,023

TOTAL	$2,165,635,034	$848,683,463	—	$3,014,318,497

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.9%)
AUSTRALIA — (6.5%)
AGL Energy, Ltd.	64,929	$793,940
*Alumina, Ltd.	242,627	332,070
Amcor, Ltd.	157,206	819,650
#Amcor, Ltd. Sponsored ADR	1,068	22,011
#AMP, Ltd.	257,089	1,414,664
#Aristocrat Leisure, Ltd.	37,760	131,825
*Arrow Energy, Ltd.	76,547	264,666
*Asciano Group, Ltd.	106,030	158,982
ASX, Ltd.	22,808	685,847
Australia & New Zealand Banking Group, Ltd.	313,082	5,991,491
AXA Asia Pacific Holdings, Ltd.	123,474	712,219
Bank of Queensland, Ltd.	25,565	247,025
Bendigo Bank, Ltd.	38,721	335,485
BHP Billiton, Ltd.	297,885	10,355,831
BHP Billiton, Ltd. Sponsored ADR	68,100	4,724,097
#Billabong International, Ltd.	22,581	208,565
BlueScope Steel, Ltd.	226,454	521,857
#Boral, Ltd.	78,506	366,115
Brambles, Ltd.	182,332	1,048,767
#*Caltex Australia, Ltd.	21,604	170,740
Coca-Cola Amatil, Ltd.	57,468	555,232
Cochlear, Ltd.	8,260	454,710
Commonwealth Bank of Australia	205,240	9,623,143
Computershare, Ltd.	65,050	666,053
Consolidated Media Holdings, Ltd.	75,939	201,577
Crown, Ltd.	52,574	359,023
*CSL, Ltd.	83,884	2,305,703
CSR, Ltd.	174,416	279,548
#David Jones, Ltd.	42,518	177,851
Downer EDI, Ltd.	42,745	312,337
#Fairfax Media, Ltd.	301,486	457,881
*Fortescue Metals Group, Ltd.	161,514	646,675
Foster’s Group, Ltd.	275,027	1,297,003
Goodman Fielder, Ltd.	203,029	279,392
#Harvey Norman Holdings, Ltd.	70,202	227,533
Incitec Pivot, Ltd.	187,465	553,040
Insurance Australia Group, Ltd.	269,371	902,232
*James Hardie Industries NV	43,241	282,541
*James Hardie Industries NV Sponsored ADR	500	16,595
JB Hi-Fi, Ltd.	5,196	92,308
#Leighton Holdings, Ltd.	20,250	680,465
Lend Lease Group	43,852	361,874
#Lihir Gold, Ltd.	237,027	576,599
Macarthur Coal, Ltd.	3,376	28,002
*Macquarie Atlas Roads Group NL	20,970	17,067
#Macquarie Group, Ltd.	44,248	1,947,323
Macquarie Infrastructure Group	104,849	112,202
MAP Group, Ltd.	80,704	197,404
Metcash, Ltd.	112,673	422,519
Mirvac Group	210,535	268,056
National Australia Bank, Ltd.	269,835	6,269,806
New Hope Corp., Ltd.	9,661	37,963
Newcrest Mining, Ltd.	66,141	1,835,080
#Nufarm, Ltd.	17,002	152,769
Oil Search, Ltd.	145,421	672,866
OneSteel, Ltd.	177,968	484,090
Orica, Ltd.	46,434	988,314
Origin Energy, Ltd.	122,544	1,729,600

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*OZ Minerals, Ltd.	255,402	$237,823
*Paladin Energy, Ltd.	89,056	283,602
#Perpetual Trustees Australia, Ltd.	3,930	120,925
Platinum Asset Mangement, Ltd.	18,543	89,833
*Primary Health Care, Ltd.	48,480	235,751
Qantas Airways, Ltd.	154,865	388,321
#QBE Insurance Group, Ltd.	138,957	2,802,353
#*Ramsay Health Care, Ltd.	18,451	186,606
Reece Australia, Ltd.	7,063	152,964
Rio Tinto, Ltd.	78,261	4,679,382
#Santos, Ltd.	100,573	1,164,145
Sims Metal Management, Ltd.	22,591	424,246
Sonic Healthcare, Ltd.	42,748	533,758
SP Ausnet, Ltd.	237,398	187,584
Suncorp-Metway, Ltd.	132,150	1,033,586
Tabcorp Holdings, Ltd.	73,932	458,770
Tatts Group, Ltd.	116,126	235,837
Telstra Corp., Ltd.	543,075	1,602,103
Toll Holdings, Ltd.	89,119	673,255
#Transurban Group, Ltd.	175,977	811,575
UGL, Ltd.	25,177	287,697
Washington H. Soul Pattinson & Co., Ltd.	15,839	191,032
Wesfarmers, Ltd. (6948836)	127,910	3,102,950
Wesfarmers, Ltd. (B291502)	19,314	469,374
Westpac Banking Corp.	311,382	6,534,097
Westpac Banking Corp. Sponsored ADR	14,460	1,515,119
Woodside Petroleum, Ltd.	66,301	2,471,851
Woolworths, Ltd.	159,741	3,645,759
WorleyParsons, Ltd.	17,003	351,546

TOTAL AUSTRALIA		100,650,067

AUSTRIA — (0.3%)
#Erste Group Bank AG	31,098	1,173,957
#EVN AG	570	9,979
Oesterreichischen Elektrizitaetswirtschafts AG	5,382	224,068
OMV AG	22,582	889,425
#Raiffeisen International Bank-Holding AG	7,534	372,768
Telekom Austria AG	44,191	609,577
Telekom Austria AG ADR	2,400	66,720
Vienna Insurance Group AG	4,884	233,990
Voestalpine AG	17,501	612,742

TOTAL AUSTRIA		4,193,226

BELGIUM — (0.7%)
Anheuser-Busch InBev NV	80,829	4,033,533
*Anheuser-Busch InBev NV Sponsored ADR	1,375	68,461
#Belgacom SA	20,072	730,504
#Colruyt SA	1,997	486,368
Delhaize Group SA	4,608	361,217
Delhaize Group SA Sponsored ADR	5,300	411,704
#*Dexia SA	58,806	363,577
*Fortis SA	259,613	913,915
*KBC Groep NV	16,450	708,190
Mobistar SA	3,728	234,539
Solvay SA	7,885	781,471
#UCB SA	11,900	531,989
Umicore SA	13,097	403,655

TOTAL BELGIUM		10,029,123

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (7.6%)
*Agnico Eagle Mines, Ltd.	20,450	$1,033,736
Agrium, Inc.	21,600	1,214,893
Alimentation Couche-Taro, Inc. Class B	14,900	280,651
#Astral Media, Inc. Class A	6,100	193,454
#Bank of Montreal	73,296	3,564,547
Bank of Nova Scotia	131,127	5,497,707
Barrick Gold Corp.	117,500	4,079,121
BCE, Inc.	33,950	872,206
#Biovail Corp.	17,900	261,155
Bombardier, Inc. Class B	200,700	946,016
Brookfield Asset Management, Inc. Series A	57,574	1,160,364
Brookfield Properties Corp.	20,137	241,625
CAE, Inc.	39,436	314,603
Cameco Corp.	47,800	1,291,952
#Canadian Imperial Bank of Commerce	53,025	3,168,854
Canadian National Railway Co.	62,100	3,096,724
Canadian National Resources, Ltd.	72,000	4,595,745
Canadian Pacific Railway, Ltd.	21,400	1,010,308
#Canadian Tire Corp. Class A	10,200	510,167
Canadian Utilities, Ltd. Class A	6,900	279,162
Cenovus Energy, Inc.	98,862	2,284,667
*CGI Group, Inc.	36,000	474,389
#Crescent Point Energy Corp.	16,400	580,538
#*Eldorado Gold Corp.	52,900	628,319
Emera, Inc.	4,251	91,958
Empire Co., Ltd. Class A	2,600	116,426
Enbridge, Inc.	44,705	1,940,387
EnCana Corp.	98,862	3,023,416
Ensign Energy Services, Inc.	13,500	189,638
*Equinox Minerals, Ltd.	20,826	67,586
Fairfax Financial Holdings, Inc.	2,600	882,213
Finning International, Inc.	22,100	358,602
First Quantum Minerals, Ltd.	10,200	739,780
Fortis, Inc.	19,100	494,805
#Franco-Nevada Corp.	5,250	132,766
George Weston, Ltd.	6,700	431,733
Gerdau Ameristeel Corp.	21,800	163,309
Goldcorp, Inc.	95,420	3,234,062
Great-West Lifeco, Inc.	38,000	920,103
Husky Energy, Inc.	33,800	840,851
IAMGOLD Corp.	36,600	482,295
IGM Financial, Inc.	16,400	639,895
Imperial Oil, Ltd.	38,027	1,367,087
Industrial Alliance Insurance & Financial Services, Inc.	11,000	329,820
Inmet Mining Corp.	5,600	283,601
Intact Financial Corp.	10,400	367,270
*Ivanhoe Mines, Ltd.	28,900	404,884
Jean Coutu Group (PJC), Inc. Class A (The)	16,500	148,758
Kinross Gold Corp.	85,312	1,381,109
Loblaw Cos., Ltd.	13,600	446,317
Magna International, Inc. Class A	12,680	697,533
Manitoba Telecom Services, Inc.	2,400	75,978
Manulife Financial Corp.	214,490	3,919,696
Metro, Inc. Class A	12,400	453,091
#National Bank of Canada	22,600	1,194,413
*Nexen, Inc.	66,362	1,452,920
Niko Resources, Ltd.	5,400	498,664
Onex Corp.	11,800	272,584
*Open Text Corp.	6,300	248,229
*Pacific Rubiales Energy Corp.	8,619	115,108
#*Pan Amer Silver Corp.	6,300	132,982

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Petrobank Energy & Resources, Ltd.	11,900	$587,961
#Potash Corp. of Saskatchewan, Inc.	37,600	3,724,659
#*Red Back Mining, Inc.	5,811	87,335
*Research In Motion, Ltd.	67,100	4,234,030
#Ritchie Brothers Auctioneers, Inc.	15,800	332,180
Rogers Communications, Inc. Class B	63,300	1,974,924
Royal Bank of Canada	184,968	9,043,841
#Saputo, Inc.	18,000	480,617
Shaw Communictions, Inc. Class B	47,300	880,309
Shoppers Drug Mart Corp.	26,200	1,042,609
*Silver Wheaton Corp.	33,400	460,743
*Sino-Forest Corp.	28,500	494,968
SNC-Lavalin Group, Inc.	18,400	842,692
Sun Life Financial, Inc.	75,100	2,193,475
Suncor Energy, Inc.	211,107	6,665,394
Talisman Energy, Inc.	140,700	2,327,784
*Teck Resources, Ltd. Class B	62,534	2,047,524
Telus Corp.	7,317	226,712
*Telus Corp., Non-Voting Shares	111	3,328
Thomson Reuters Corp.	45,030	1,503,878
Tim Hortons, Inc.	25,200	725,185
#TMX Group, Inc.	8,000	226,476
#Toronto Dominion Bank	115,015	6,776,661
TransAlta Corp.	28,300	589,159
TransCanada Corp.	84,230	2,691,736
*Viterra, Inc.	33,700	300,361
Yamana Gold, Inc.	85,244	858,619

TOTAL CANADA		117,443,932

DENMARK — (0.8%)
#A.P. Moller - Maersk A.S.	162	1,264,246
#Carlsberg A.S. Series B	11,016	821,611
Coloplast A.S.	3,540	383,932
Danisco A.S.	6,350	442,412
*Danske Bank A.S.	57,928	1,375,986
#*DSV A.S.	26,800	475,516
#FLSmidth & Co. A.S.	6,800	433,317
H. Lundbeck A.S.	9,602	179,254
*Jyske Bank A.S.	8,711	322,448
Novo-Nordisk A.S. Series B	34,726	2,349,575
#Novo-Nordisk A.S. Sponsored ADR	24,481	1,650,754
#Novozymes A.S. Series B	7,138	730,942
Rockwool International A.S.	1,000	114,515
#*Topdanmark A.S.	1,934	234,918
Trygvesta A.S.	3,500	213,288
*Vestas Wind Systems A.S.	26,458	1,391,651
*William Demant Holding A.S.	3,260	254,429

TOTAL DENMARK		12,638,794

FINLAND — (0.8%)
Elisa Oyj	17,663	385,153
#Fortum Oyj	54,635	1,386,454
Kesko Oyj	6,900	221,912
Kone Oyj Series B	19,500	785,387
#Metso Corp. Oyj	11,833	397,132
Neste Oil Oyj	16,387	268,091
Nokia Oyj	280,768	3,852,728
#Nokia Oyj Sponsored ADR	178,400	2,442,296
#Rautaruukki Oyj Series K	11,482	235,048
Sampo Oyj	51,453	1,242,908
Sanoma Oyj	11,666	258,244

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Stora Enso Oyj Series R	55,325	$339,720
Stora Enso Oyj Sponsored ADR	12,000	72,720
UPM-Kymmene Oyj	52,424	574,946
UPM-Kymmene Oyj Sponsored ADR	13,000	141,180
#Wartsila Corp. Oyj Series B	10,076	474,249

TOTAL FINLAND		13,078,168

FRANCE — (8.2%)
Accor SA	21,249	1,072,020
#Aeroports de Paris SA	4,190	326,494
#*Air France-KLM SA	17,200	280,274
Air Liquide SA	35,151	3,728,243
#*Alcatel-Lucent SA	149,849	504,717
*Alcatel-Lucent SA Sponsored ADR	128,100	426,573
Alstom SA	27,933	1,865,088
AXA SA	151,471	3,118,916
AXA SA Sponsored ADR	77,200	1,589,548
bioMerieux SA	1,600	175,902
BNP Paribas SA	125,043	8,932,699
Bouygues SA	30,658	1,509,322
Bureau Veritas SA	4,248	204,666
Capgemini SA	16,153	717,255
Carrefour SA	84,390	4,117,334
#Casino Guichard Perrachon SA	6,712	550,727
Christian Dior SA	8,805	889,403
#Cie Generale D’Optique Essilor Intenational SA	27,212	1,582,976
Ciments Francais SA	1,006	98,507
CNP Assurances SA	4,684	414,638
Compagnie de Saint-Gobain SA	44,551	2,128,225
Compagnie Generale des Establissements Michelin SA Series B	18,567	1,437,792
Credit Agricole SA	134,392	2,106,710
Danone SA	64,817	3,706,436
Dassault Systemes SA	7,901	453,855
EDF Energies Nouvelles SA	2,889	144,342
*Eiffage SA	4,864	253,739
#Electricite de France SA	33,397	1,795,203
Eramet SA	676	203,516
Euler Hermes SA	1,874	151,755
#European Aeronautic Defence & Space Co.	48,129	940,655
Eutelsat Communications SA	12,391	399,939
France Telecom SA	214,253	4,912,217
France Telecom SA Sponsored ADR	32,000	737,920
GDF Suez (B0C2CQ3)	165,418	6,254,663
*GDF Suez (B3B9KQ2)	11,445	16
Groupe Danone SA	13,800	157,458
*Groupe Eurotunnel SA	39,492	380,732
#Hermes International SA	7,596	1,045,542
#Iliad SA	2,602	288,392
#Imerys SA	4,857	268,611
Ipsen SA	2,070	111,305
#*JC Decaux SA	9,323	239,699
Lafarge SA	24,434	1,807,479
Lafarge SA Sponsored ADR	1,800	33,300
Lagardere SCA	13,769	533,520
#Legrand SA	12,650	365,013
L’Oreal SA	32,097	3,384,293
LVMH Moet Hennessy Louis Vuitton SA	33,570	3,657,622
M6 Metropole Television SA	10,023	266,193
*Natixis SA	158,979	733,026
Neopost SA	3,543	281,939
#PagesJaunes SA	14,300	154,284

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Pernod-Ricard SA	22,928	$1,844,303
#*Peugeot SA	17,625	572,144
PPR SA	11,417	1,392,264
#Publicis Groupe SA	13,738	565,159
Publicis Groupe SA ADR	3,400	69,020
*Renault SA	23,001	1,079,761
Safran SA	29,773	581,466
*Sanofi - Aventis SA	101,521	7,506,918
Sanofi - Aventis SA ADR	79,112	2,912,113
Schneider Electric SA	29,964	3,091,227
SCOR SE	25,259	585,206
SES SA	38,255	839,101
Societe Generale Paris SA	75,215	4,351,734
Societe Television Francaise 1 SA	17,323	298,716
#Sodexo SA	11,071	606,400
STMicroelectronics NV	77,937	638,249
#Suez Environnement SA	31,629	716,966
Technip SA	8,170	558,510
Technip SA ADR	3,600	248,184
Thales SA	11,749	532,464
Total SA	177,977	10,285,894
Total SA Sponsored ADR	87,400	5,033,366
#Vallourec SA	6,773	1,164,982
Veolia Environnement SA	38,491	1,263,785
#Veolia Environnement SA ADR	9,000	295,020
Vinci SA	57,330	3,061,822
Vivendi SA	165,302	4,297,621

TOTAL FRANCE		125,833,088

GERMANY — (6.1%)
#Adidas-Salomon AG	25,933	1,321,799
Allianz SE	36,185	4,005,617
Allianz SE Sponsored ADR	250,286	2,738,129
BASF SE	108,701	6,153,218
BASF SE Sponsored ADR	8,200	465,350
Bayer AG	75,996	5,201,164
#Bayer AG Sponsored ADR	34,500	2,340,480
Bayerische Motoren Werke AG	44,308	1,893,533
Beiersdorf AG	12,310	720,839
Celesio AG	10,564	307,313
#*Commerzbank AG	86,749	672,085
Daimler AG (5529027)	66,702	3,068,612
Daimler AG (D1668R123)	48,950	2,242,399
#*Deutsche Bank AG	74,378	4,534,827
#Deutsche Boerse AG	23,498	1,545,070
Deutsche Lufthansa AG	27,987	448,853
Deutsche Post AG	102,318	1,783,438
#*Deutsche Postbank AG	9,435	285,629
Deutsche Telekom AG	307,438	4,001,052
Deutsche Telekom AG Sponsored ADR	78,800	1,014,156
E.ON AG	206,107	7,579,313
E.ON AG Sponsored ADR	53,950	1,976,188
Fraport AG	4,355	221,251
#Fresenius Medical Care AG & Co. KGaA	19,029	964,387
Fresenius Medical Care AG & Co. KGaA ADR	3,500	177,240
Fresenius SE (4352097)	3,616	221,648
#Fresenius SE (4568946)	11,905	810,640
GEA Group AG	16,754	342,891
Generali Deutschland Holding AG	5,278	544,475
#*Hannover Rueckversicherung AG	6,506	300,120
Heidelberger Zement AG	8,264	484,015

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Henkel AG & Co. KGaA	13,753	$600,743
Hochtief AG	4,393	327,660
*Infineon Technologies AG	44,359	245,154
#K&S AG	23,656	1,329,767
Linde AG	17,891	1,964,228
MAN SE	12,200	816,908
Merck KGaA	8,534	764,295
#Metro AG	12,671	695,909
Munchener Rueckversicherungs-Gesellschaft AG	25,708	3,849,779
Porsche Automobil Holding SE	11,011	623,549
Puma AG Rudolf Dassler Sport	790	234,206
*QIAGEN NV	26,729	585,508
Rhoen-Klinikum AG	11,667	285,673
RWE AG	57,555	5,109,461
Salzgitter AG	4,061	359,376
SAP AG	76,884	3,503,822
#SAP AG Sponsored ADR	29,700	1,346,004
#*Siemens AG	48,396	4,306,727
#Siemens AG Sponsored ADR	63,850	5,689,673
*SMA Solar Technology AG	791	92,691
Suedzucker AG	7,095	164,715
#ThyssenKrupp AG	41,618	1,322,623
Volkswagen AG	11,739	1,031,124
#Wacker Chemie AG	1,969	258,277

TOTAL GERMANY		93,873,603

GREECE — (0.3%)
*Alpha Bank A.E.	63,735	611,739
Coca-Cola Hellenic Bottling Co. S.A.	21,709	497,556
*EFG Eurobank Ergasias S.A.	41,007	349,375
Hellenic Petroleum S.A.	15,660	193,335
Hellenic Telecommunication Organization Co. S.A.	24,832	340,213
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	129,344
Marfin Investment Group S.A.	50,146	138,469
*National Bank of Greece S.A.	42,777	935,067
#National Bank of Greece S.A. ADR	100,760	449,390
OPAP S.A.	31,172	680,061
*Piraeus Bank S.A.	41,953	354,457
*Public Power Corp. S.A.	11,935	222,966

TOTAL GREECE		4,901,972

HONG KONG — (1.7%)
ASM Pacific Technology, Ltd.	17,000	140,526
Bank of East Asia, Ltd.	192,455	655,446
BOC Hong Kong (Holdings), Ltd.	464,000	963,163
*Cathay Pacific Airways, Ltd.	128,000	210,041
Cheung Kong Holdings, Ltd.	185,600	2,183,865
*Cheung Kong Infrastructure Holdings, Ltd.	50,000	186,322
CLP Holdings, Ltd.	239,900	1,625,407
Esprit Holdings, Ltd.	164,506	1,158,848
First Pacific Co., Ltd.	242,400	134,922
#*Foxconn International Holdings, Ltd.	318,000	331,861
Great Eagle Holdings, Ltd.	27,337	67,619
Hang Lung Group, Ltd.	113,000	506,499
Hang Lung Properties, Ltd.	255,000	880,186
Hang Seng Bank, Ltd.	110,100	1,535,864
Henderson Land Development Co., Ltd.	157,632	1,001,123
Hong Kong & China Gas Co., Ltd.	561,970	1,227,259
Hong Kong & Shanghai Hotels, Ltd.	69,025	97,168
Hong Kong Electric Holdings, Ltd.	202,707	1,134,677
Hong Kong Exchanges & Clearing, Ltd.	119,200	2,005,390

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hopewell Holdings, Ltd.	83,000	$250,145
Hutchison Whampoa, Ltd.	281,500	1,912,975
Hysan Development Co., Ltd.	57,360	143,782
Industrial & Commercial Bank of China (Asia), Ltd.	26,132	50,833
Kerry Properties, Ltd.	78,893	350,979
Li & Fung, Ltd.	332,000	1,513,056
Lifestyle International Holdings, Ltd.	80,500	133,146
*Mongolia Energy Corp., Ltd.	223,000	109,046
MTR Corp., Ltd.	178,625	577,827
New World Development Co., Ltd.	329,858	540,002
NWS Holdings, Ltd.	107,871	175,951
*Orient Overseas International, Ltd.	8,000	54,527
Pacific Basin Shipping, Ltd.	172,000	126,631
PCCW, Ltd.	439,265	116,585
Shangri-La Asia, Ltd.	176,913	307,194
Sino Land Co., Ltd.	189,363	313,943
Sun Hung Kai Properties, Ltd.	173,706	2,243,157
Television Broadcasts, Ltd.	25,000	116,662
Vtech Holdings, Ltd.	15,000	147,461
Wharf Holdings, Ltd.	165,609	824,702
Wheelock & Co., Ltd.	106,000	277,490
Wing Hang Bank, Ltd.	20,000	168,692
Yue Yuen Industrial (Holdings), Ltd.	78,500	245,240

TOTAL HONG KONG		26,746,212

IRELAND — (0.2%)
CRH P.L.C.	33,809	817,025
#CRH P.L.C. Sponsored ADR	48,247	1,186,394
*Elan Corp. P.L.C.	22,589	171,569
*Elan Corp. P.L.C. Sponsored ADR	39,700	295,765
Kerry Group P.L.C.	17,907	530,526
*Ryanair Holdings P.L.C.	33,520	155,215

TOTAL IRELAND		3,156,494

ITALY — (2.7%)
A2A SpA	171,389	325,107
ACEA SpA	11,304	120,988
*Assicurazioni Generali SpA	154,731	3,679,508
Atlantia SpA	30,212	754,693
Banca Carige SpA	106,224	272,580
Banca Monte Dei Paschi di Siena SpA	319,433	516,676
Banca Popolare di Milano Scarl	41,017	266,284
*Banco Popolare Scarl	89,713	567,486
Buzzi Unicem SpA	7,970	118,368
Enel SpA	877,202	4,715,698
Eni SpA	241,210	5,606,048
Eni SpA Sponsored ADR	51,100	2,377,172
*Fiat SpA	75,854	950,599
#*Fiat SpA Sponsored ADR	7,000	87,850
Finmeccanica SpA	48,370	670,407
Fondiaria - SAI SpA	7,144	115,708
Hera SpA	76,919	178,465
*Intesa Sanpaolo SpA	965,930	3,676,948
*Intesa Sanpaolo SpA Sponsored ADR	13,601	310,103
Italcementi SpA	8,940	110,604
Lottomatica SpA	6,664	131,886
Luxottica Group SpA	18,425	480,002
Mediaset SpA	99,784	757,442
*Mediobanca SpA	67,367	736,270
Mediolanum SpA	29,155	162,866
Parmalat SpA	180,290	451,953

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Saipem SpA	32,896	$1,065,041
Saras SpA	38,600	108,071
Snam Rete Gas SpA	185,432	872,550
Telecom Italia SpA	618,511	924,782
Telecom Italia SpA Sponsored ADR	80,065	1,191,367
#Tenaris SA ADR	24,750	1,089,000
Terna SpA	169,541	683,833
*UniCredit SpA	2,157,285	5,948,953
#Unione di Banche Italiane ScpA	77,200	1,059,655
#*Unipol Gruppo Finanziario SpA	87,290	105,671

TOTAL ITALY		41,190,634

JAPAN — (18.0%)
#77 Bank, Ltd. (The)	44,000	234,705
#Advantest Corp.	9,840	245,719
#Advantest Corp. ADR	10,000	246,100
#AEON Co., Ltd.	82,600	820,048
Aeon Mall Co., Ltd.	8,680	157,473
Aioi Insurance Co., Ltd.	58,000	275,124
Air Water, Inc.	20,000	228,840
Aisin Seiki Co., Ltd.	24,700	651,777
Ajinomoto Co., Inc.	84,000	795,854
*Alfresa Holdings Corp.	4,200	173,566
All Nippon Airways Co., Ltd.	79,000	229,456
Amada Co., Ltd.	41,000	273,870
*Aozora Bank, Ltd.	85,000	107,333
Asahi Breweries, Ltd.	49,400	958,382
Asahi Glass Co., Ltd.	133,000	1,325,968
Asahi Kasei Corp.	154,000	765,457
#Asatsu-DK, Inc.	2,700	55,096
#Asics Corp.	23,000	227,150
Astellas Pharma, Inc.	56,955	2,100,598
Awa Bank, Ltd. (The)	18,000	98,656
Bank of Iwate, Ltd. (The)	1,500	84,056
Bank of Kyoto, Ltd. (The)	41,000	338,960
Bank of Yokohama, Ltd.	180,000	851,025
Benesse Holdings, Inc.	9,700	407,843
Bridgestone Corp.	80,400	1,281,333
Brother Industries, Ltd.	31,000	334,499
Canon Marketing Japan, Inc.	7,000	96,812
Canon, Inc.	88,800	3,471,021
#*Canon, Inc. Sponsored ADR	53,850	2,106,073
#Capcom Co., Ltd.	6,900	114,283
#Casio Computer Co., Ltd.	29,000	212,157
Central Japan Railway Co.	191	1,403,717
Chiba Bank, Ltd. (The)	102,000	615,624
#Chiyoda Corp.	23,000	209,517
#Chubu Electric Power Co., Ltd.	86,100	2,180,209
Chugai Pharmaceutical Co., Ltd.	28,100	501,733
Chugoku Bank, Ltd. (The)	19,000	242,901
#Chugoku Electric Power Co., Ltd. (The)	36,500	714,976
Chuo Mitsui Trust Holdings, Inc.	119,000	421,295
Circle K Sunkus Co., Ltd.	5,100	65,955
Citizen Holdings Co., Ltd.	41,200	270,296
Coca-Cola West Co., Ltd.	4,600	76,740
Comsys Holdings Corp.	11,000	109,168
Cosmo Oil Co., Ltd.	74,000	160,662
Credit Saison Co., Ltd.	20,700	257,868
Dai Nippon Printing Co., Ltd.	81,000	1,110,726
#Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	244,777
Daicel Chemical Industries, Ltd.	28,000	168,560

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Daido Steel Co., Ltd.	37,000	$134,898
Daihatsu Motor Co., Ltd.	21,000	201,234
Daiichi Sankyo Co., Ltd.	87,346	1,815,233
Daikin Industries, Ltd.	30,100	1,118,361
Daishi Bank, Ltd. (The)	28,000	93,843
Daito Trust Construction Co., Ltd.	10,600	502,780
Daiwa House Industry Co., Ltd.	69,000	725,599
Daiwa Securities Co., Ltd.	222,000	1,110,165
*DeNa Co., Ltd.	40	231,473
Denki Kagaku Kogyo Kabushiki Kaisha	71,000	288,567
Denso Corp.	64,200	1,886,160
#Dentsu, Inc.	23,800	547,760
DIC Corp.	63,000	112,051
#Disco Corp.	2,600	144,138
#Don Quijote Co., Ltd.	4,200	93,809
Dowa Holdings Co., Ltd.	32,000	178,152
East Japan Railway Co.	43,600	2,927,211
*Ebara Corp.	52,000	218,059
#Eisai Co., Ltd.	31,500	1,171,166
Electric Power Development Co., Ltd.	16,900	490,595
*Elpida Memory, Inc.	13,000	229,482
Ezaki Glico Co., Ltd.	10,000	109,632
#FamilyMart Co., Ltd.	7,300	230,861
Fanuc, Ltd.	25,100	2,401,746
#Fast Retailing Co., Ltd.	6,300	1,049,458
#*Fuji Electric Holdings Co., Ltd.	64,000	126,910
*Fuji Heavy Industries, Ltd.	68,000	319,457
FUJIFILM Holdings Corp.	65,400	2,094,673
Fujikura, Ltd.	39,000	209,033
Fujitsu, Ltd.	253,440	1,545,701
Fukuoka Financial Group, Inc.	101,000	369,777
#Funai Electric Co., Ltd.	300	14,888
Furukawa Electric Co., Ltd.	70,000	337,988
Glory, Ltd.	6,200	136,241
#GS Yuasa Corp.	47,000	300,717
Gunma Bank, Ltd. (The)	50,000	257,780
#H2O Retailing Corp.	13,000	78,138
Hachijuni Bank, Ltd. (The)	50,000	288,336
Hakuhodo Dy Holdings, Inc.	3,000	146,302
Hamamatsu Photonics K.K.	9,400	224,206
Hankyu Hanshin Holdings, Inc.	158,000	728,619
#Heiwa Corp.	6,700	72,123
Higo Bank, Ltd. (The)	18,000	97,954
Hikari Tsushin, Inc.	3,800	65,367
Hino Motors, Ltd.	37,000	138,810
#Hirose Electric Co., Ltd.	3,700	396,137
#Hiroshima Bank, Ltd. (The)	62,000	245,177
Hisamitsu Pharmaceutical Co., Inc.	8,700	312,933
Hitachi Chemical Co., Ltd.	12,500	266,516
#Hitachi Construction Machinery Co., Ltd.	13,100	274,649
*Hitachi High-Technologies Corp.	9,300	186,074
Hitachi Koki Co., Ltd.	8,200	87,390
Hitachi Metals, Ltd.	25,000	241,013
Hitachi Transport System, Ltd.	5,500	72,785
#*Hitachi, Ltd.	247,000	846,026
*Hitachi, Ltd. Sponsored ADR	22,500	770,625
Hokkaido Electric Power Co., Inc.	25,000	475,515
Hokkoku Bank, Ltd. (The)	22,000	78,787
*Hokuhoku Financial Group, Inc.	165,000	342,456
Hokuriku Electric Power Co., Inc.	22,200	480,479
Honda Motor Co., Ltd.	101,800	3,449,912

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Honda Motor Co., Ltd. Sponsored ADR	113,125	$3,836,069
House Foods Corp.	8,500	124,939
Hoya Corp.	52,800	1,407,795
Hyakugo Bank, Ltd. (The)	19,000	86,928
Hyakujishi Bank, Ltd. (The)	23,000	86,241
Ibiden Co., Ltd.	17,900	611,218
Idemitsu Kosan Co., Ltd.	3,000	191,859
*IHI Corp.	152,000	233,880
INPEX Corp.	112	819,544
#Isetan Mitsukoshi Holdings, Ltd.	41,580	390,742
*Isuzu Motors, Ltd.	146,000	310,656
#ITO EN, Ltd.	5,600	83,271
Itochu Corp.	196,000	1,530,084
Itochu Techno-Solutions Corp.	4,200	127,345
Iyo Bank, Ltd. (The)	31,000	255,868
#Izumi Co., Ltd.	5,000	60,767
#*J Front Retailing Co., Ltd.	62,800	299,077
#Japan Airport Terminal Co., Ltd.	3,800	51,803
Japan Petroleum Exploration Co., Ltd.	3,200	150,196
Japan Steel Works, Ltd. (The)	45,000	552,844
Japan Tobacco, Inc.	592	2,136,317
JFE Holdings, Inc.	64,100	2,228,799
JGC Corp.	27,000	504,000
Joyo Bank, Ltd. (The)	91,000	368,077
JS Group Corp.	32,540	574,301
JSR Corp.	22,000	434,727
JTEKT Corp.	24,560	277,416
Juroku Bank, Ltd.	40,000	156,491
#Kagome Co., Ltd.	11,100	193,136
Kagoshima Bank, Ltd. (The)	13,000	92,488
#Kajima Corp.	106,000	221,916
Kamigumi Co., Ltd.	30,000	225,499
Kandenko Co., Ltd.	8,000	50,955
Kaneka Corp.	37,000	238,632
Kansai Electric Power Co., Inc.	99,200	2,257,463
Kansai Paint Co., Ltd.	20,000	161,948
Kao Corp.	71,300	1,720,189
#Kawasaki Heavy Industries, Ltd.	180,000	462,301
#*Kawasaki Kisen Kaisha, Ltd.	79,000	279,019
KDDI Corp.	385	2,029,434
#Keihan Electric Railway Co., Ltd.	63,000	255,532
#Keihin Electric Express Railway Co., Ltd.	51,000	392,429
#Keio Corp.	68,000	428,650
Keisei Electric Railway Co., Ltd.	39,000	213,786
Keiyo Bank, Ltd. (The)	21,000	98,524
Keyence Corp.	5,392	1,240,862
#Kikkoman Corp.	18,000	210,256
Kinden Corp.	14,000	126,736
#Kintetsu Corp.	229,280	792,211
Kirin Holdings Co., Ltd.	112,000	1,707,228
Kobayashi Pharmaceutical Co., Ltd.	2,700	107,565
*Kobe Steel, Ltd.	342,000	612,965
Koito Manufacturing Co., Ltd.	14,000	243,999
Komatsu, Ltd.	124,000	2,495,219
Komeri Co., Ltd.	4,000	102,183
#Konami Co., Ltd.	8,600	141,403
#Konami Corp. ADR	3,500	58,800
Konica Minolta Holdings, Inc.	62,500	638,509
Kose Corp.	3,690	74,541
K’s Holdings Corp.	5,200	165,166
Kubota Corp.	107,000	962,167

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Kubota Corp. Sponsored ADR	6,445	$288,027
Kuraray Co., Ltd.	44,000	512,641
#Kurita Water Industries, Ltd.	13,400	414,929
Kyocera Corp.	12,400	1,122,280
#Kyocera Corp. Sponsored ADR	8,729	809,353
Kyowa Hakko Kirin Co., Ltd.	32,000	333,479
Kyushu Electric Power Co., Inc.	49,800	1,077,644
#Lawson, Inc.	9,300	421,440
*Leopalace21 Corp.	15,000	54,953
#Lion Corp.	19,000	91,697
#Mabuchi Motor Co., Ltd.	3,400	185,903
Makita Corp.	13,000	436,177
Makita Corp. Sponsored ADR	1,630	54,360
Marubeni Corp.	219,000	1,271,813
Marui Group Co., Ltd.	35,200	214,855
#Maruichi Steel Tube, Ltd.	4,200	75,974
Matsui Securities Co., Ltd.	9,700	66,126
*Mazda Motor Corp.	197,000	534,411
Medipal Holdings Corp.	18,600	232,673
*Meiji Holdings Co., Ltd.	7,556	285,139
#Minebea Co., Ltd.	45,000	238,926
Miraca Holdings, Inc.	4,500	134,239
Misumi Group, Inc.	10,000	173,793
Mitsubishi Chemical Holdings Corp.	173,990	724,802
Mitsubishi Corp.	158,500	3,832,725
*Mitsubishi Electric Corp.	250,000	1,948,317
Mitsubishi Estate Co., Ltd.	160,000	2,590,292
Mitsubishi Gas Chemical Co., Inc.	46,000	243,400
#Mitsubishi Heavy Industries, Ltd.	396,000	1,380,737
Mitsubishi Logistics Corp.	14,000	153,424
*Mitsubishi Materials Corp.	155,000	402,174
*Mitsubishi Motors Corp.	466,000	642,433
Mitsubishi Rayon Co., Ltd.	66,000	273,028
Mitsubishi Tanabe Pharma Corp.	29,000	410,824
Mitsubishi UFJ Financial Group, Inc.	318,172	1,637,336
#Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	5,198,629
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	69,183
Mitsui & Co., Ltd.	183,000	2,691,646
Mitsui & Co., Ltd. Sponsored ADR	2,088	609,571
Mitsui Chemicals, Inc.	79,000	211,217
#Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	195,630
*Mitsui Fudosan Co., Ltd.	111,000	1,866,820
*Mitsui Mining & Smelting Co., Ltd.	60,000	158,067
*Mitsui O.S.K. Lines, Ltd.	149,000	928,795
Mitsui Sumitomo Insurance Group Holdings, Inc.	58,037	1,452,690
*Mitsumi Electric Co., Ltd.	11,200	194,730
#Mizuho Financial Group, Inc.	1,204,000	2,323,561
*Mizuho Financial Group, Inc. ADR	42,225	162,566
Mizuho Securities Co., Ltd.	76,000	223,913
#*Mizuho Trust & Banking Co., Ltd.	190,000	190,693
Mochida Pharmaceutical Co., Ltd.	8,000	78,783
Murata Manufacturing Co., Ltd.	28,300	1,552,600
Nagase & Co., Ltd.	10,000	116,156
Nagoya Railroad Co., Ltd.	103,000	303,353
Namco Bandai Holdings, Inc.	25,900	257,835
#Nankai Electric Railway Co., Ltd.	74,000	299,312
#Nanto Bank, Ltd. (The)	20,000	108,520
*NEC Corp.	249,546	643,448
#NGK Insulators, Ltd.	34,000	742,568
#NGK Spark Plug Co., Ltd.	20,000	232,135
NHK Spring Co., Ltd.	23,000	199,917

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nichirei Corp.	34,000	$127,286
Nidec Corp.	8,200	802,848
#Nidec Corp. ADR	23,800	581,672
Nikon Corp.	43,000	882,138
Nintendo Co., Ltd.	12,900	3,596,550
Nippon Electric Glass Co., Ltd.	42,500	597,867
Nippon Express Co., Ltd.	96,000	402,351
Nippon Kayaku Co., Ltd.	19,000	158,738
Nippon Meat Packers, Inc.	24,000	302,507
Nippon Mining Holdings, Inc.	104,500	449,998
Nippon Oil Corp.	171,000	799,043
Nippon Paper Group, Inc.	13,700	357,681
#Nippon Sheet Glass Co., Ltd.	79,000	204,052
Nippon Shokubai Co., Ltd.	12,000	106,809
Nippon Steel Corp.	681,000	2,469,339
Nippon Telegraph & Telephone Corp.	66,700	2,807,006
*Nippon Yusen K.K.	139,000	479,898
#Nipponkoa Insurance Co., Ltd.	88,000	506,712
#Nipro Corp.	5,000	105,153
Nishi-Nippon Bank, Ltd.	80,000	206,741
Nishi-Nippon Railroad Co., Ltd.	26,000	100,704
Nissan Chemical Industries, Ltd.	15,000	197,550
*Nissan Motor Co., Ltd.	327,300	2,660,563
Nissan Shatai Co., Ltd.	7,000	59,408
Nissay Dowa General Insurance Co., Ltd.	18,000	85,900
#Nissha Printing Co., Ltd.	3,900	163,964
#Nisshin Seifun Group, Inc.	24,500	327,347
Nisshin Steel Co., Ltd.	93,000	157,788
Nisshinbo Holdings, Inc.	13,000	112,914
#Nissin Foods Holdings Co., Ltd.	10,000	329,333
Nitori Co., Ltd.	5,350	403,544
Nitto Denko Corp.	20,000	770,254
NOK Corp.	15,000	222,978
Nomura Holdings, Inc.	159,300	1,190,972
#Nomura Holdings, Inc. ADR	183,052	1,369,229
#Nomura Real Estate Holdings, Inc.	13,600	203,094
#Nomura Research Institute, Ltd.	13,600	302,196
#NSK, Ltd.	54,000	391,523
NTN Corp.	54,000	233,439
NTT Data Corp.	168	523,430
NTT DoCoMo, Inc.	1,797	2,689,942
NTT DoCoMo, Inc. Sponsored ADR	18,766	279,613
#Obayashi Corp.	79,000	278,948
#Obic Co., Ltd.	1,000	187,532
#Odakyu Electric Railway Co., Ltd.	79,000	641,254
Ogaki Kyoritsu Bank, Ltd. (The)	26,000	88,838
#Oji Paper Co., Ltd.	107,000	449,151
Olympus Corp.	29,400	880,910
Omron Corp.	26,600	531,463
Ono Pharmaceutical Co., Ltd.	11,400	508,536
#Onward Holdings Co., Ltd.	18,000	116,532
Oracle Corp. Japan	5,300	228,284
#Oriental Land Co., Ltd.	6,800	466,951
Osaka Gas Co., Ltd.	254,000	894,235
Otsuka Corp.	1,700	92,677
#Pacific Metals Co., Ltd.	19,000	126,350
#Panasonic Corp.	177,188	2,768,444
Panasonic Corp. Sponsored ADR	76,454	1,201,092
Panasonic Electric Works Co., Ltd.	47,000	514,784
#Point, Inc.	620	35,476
#Q.P. Corp.	8,900	99,153

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Rengo Co., Ltd.	26,000	$153,839
Resona Holdings, Inc.	63,300	789,581
Ricoh Co., Ltd.	86,000	1,231,061
Rinnai Corp.	5,500	256,919
Rohm Co., Ltd.	13,100	882,689
Rohto Pharmaceutical Co., Ltd.	11,000	133,965
#Ryohin Keikaku Co., Ltd.	3,400	144,427
San-in Godo Bank, Ltd. (The)	14,000	111,140
Sankyo Co., Ltd.	7,300	390,334
Sankyu, Inc.	26,000	123,732
Santen Pharmaceutical Co., Ltd.	10,100	317,887
#*Sanyo Electric Co., Ltd.	220,000	366,907
Sapporo Hokuyo Holdings, Inc.	42,000	169,809
#Sapporo Holdings, Ltd.	31,000	163,081
#SBI Holdings, Inc.	2,477	470,917
Secom Co., Ltd.	27,200	1,218,807
Sega Sammy Holdings, Inc.	24,048	272,218
Seiko Epson Corp.	17,100	285,092
Seino Holdings Co., Ltd.	24,000	160,284
Sekisui Chemical Co., Ltd.	56,000	378,319
Sekisui House, Ltd.	60,000	566,612
Seven & I Holdings Co., Ltd.	101,176	2,211,369
#Sharp Corp.	134,000	1,599,958
Shiga Bank, Ltd.	28,000	165,776
Shikoku Electric Power Co., Inc.	24,400	667,033
Shimachu Co., Ltd.	4,600	93,625
#Shimadzu Corp.	33,000	217,837
Shimamura Co., Ltd.	2,400	210,019
#Shimano, Inc.	7,700	314,816
#Shimizu Corp.	74,000	280,919
Shin-Etsu Chemical Co., Ltd.	54,200	2,834,674
Shinko Electric Industries Co., Ltd.	6,000	80,746
*Shinsei Bank, Ltd.	168,000	208,935
Shionogi & Co., Ltd.	37,000	762,513
Shiseido Co., Ltd.	46,100	944,146
Shizuoka Bank, Ltd.	80,000	690,002
Showa Denko K.K.	196,000	401,040
Showa Shell Sekiyu K.K.	26,900	212,048
SMC Corp.	6,700	808,754
Softbank Corp.	104,100	2,646,821
Sohgo Security Services Co., Ltd.	6,600	76,123
Sojitz Corp.	171,900	316,099
Sompo Japan Insurance, Inc.	104,000	677,847
Sony Corp.	76,100	2,538,061
Sony Corp. Sponsored ADR	58,500	1,943,955
Sony Financial Holdings, Inc.	113	309,624
#Sotetsu Holdings, Inc.	27,000	115,748
#Square Enix Holdings Co., Ltd.	7,600	151,829
Stanley Electric Co., Ltd.	19,300	367,766
#Sugi Holdings Co., Ltd.	3,800	89,401
#Sumco Corp.	16,700	287,393
Sumitomo Bakelite Co., Ltd.	27,000	146,214
Sumitomo Chemical Co., Ltd.	205,000	921,092
Sumitomo Corp.	149,200	1,679,574
Sumitomo Electric Industries, Ltd.	96,500	1,260,457
Sumitomo Forestry Co., Ltd.	18,000	132,160
*Sumitomo Heavy Industries, Ltd.	73,000	372,214
Sumitomo Metal Industries, Ltd.	443,000	1,219,133
Sumitomo Metal Mining Co., Ltd.	66,000	918,459
#Sumitomo Mitsui Financial Group, Inc.	122,340	3,948,783
Sumitomo Realty & Development Co., Ltd.	50,000	885,996

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Rubber Industries, Ltd.	16,000	$125,169
Sumitomo Trust & Banking Co., Ltd.	229,000	1,268,690
#Sundrug Co., Ltd.	3,000	67,481
Suruga Bank, Ltd.	27,000	238,188
Suzuken Co., Ltd.	8,380	279,607
#Suzuki Motor Corp.	46,400	1,048,703
#Sysmex Corp.	3,500	195,599
T&D Holdings, Inc.	32,200	665,081
*Taiheiyo Cement Corp.	108,000	121,553
Taisei Corp.	116,000	224,337
Taisho Pharmaceutical Co., Ltd.	17,000	296,210
Taiyo Nippon Sanso Corp.	33,000	324,670
Takara Holdings, Inc.	14,000	77,238
#Takashimaya Co., Ltd.	34,000	247,221
Takeda Pharmaceutical Co., Ltd.	95,500	4,189,184
TDK Corp.	13,600	878,499
TDK Corp. Sponsored ADR	1,900	121,600
Teijin, Ltd.	119,000	360,867
#Terumo Corp.	22,400	1,255,750
THK Co., Ltd.	15,200	300,059
#Tobu Railway Co., Ltd.	102,000	547,372
Toda Corp.	19,000	64,615
Toho Co., Ltd.	13,900	229,873
Toho Gas Co., Ltd.	63,000	331,068
Tohuku Electric Power Co., Inc.	53,900	1,081,511
Tokai Carbon Co., Ltd.	26,000	121,532
Tokai Rika Co., Ltd.	6,900	144,627
Tokio Marine Holdings, Inc.	91,600	2,462,968
Tokio Marine Holdings, Inc. ADR	4,182	111,534
*Tokuyama Corp.	28,000	148,573
#Tokyo Electric Power Co., Ltd.	152,300	4,102,680
Tokyo Electron, Ltd.	22,300	1,354,679
Tokyo Gas Co., Ltd.	308,000	1,247,329
#Tokyo Steel Manufacturing Co., Ltd.	10,100	100,109
Tokyo Tatemono Co., Ltd.	32,000	126,626
#Tokyu Corp.	143,000	579,857
#Tokyu Land Corp.	54,000	203,658
#TonenGeneral Sekiyu K.K.	37,000	307,024
*Toppan Forms Co., Ltd.	3,500	37,112
#Toppan Printing Co., Ltd.	71,000	618,043
#Toray Industries, Inc.	174,000	950,694
*Toshiba Corp.	543,000	2,966,862
*Toshiba TEC Corp.	11,000	41,060
#*Tosoh Corp.	75,000	192,868
*TOTO, Ltd.	29,000	175,531
#Toyo Seikan Kaisha, Ltd.	21,300	300,247
Toyo Suisan Kaisha, Ltd.	12,000	316,668
Toyobo Co., Ltd.	77,000	116,469
Toyoda Gosei Co., Ltd.	9,500	261,588
Toyota Auto Body Co., Ltd.	4,100	72,074
#Toyota Boshoku Corp.	9,300	203,518
Toyota Motor Corp.	240,800	9,262,015
#Toyota Motor Corp. Sponsored ADR	65,000	5,005,000
Toyota Tsusho Corp.	27,381	415,437
*Trend Micro, Inc.	13,800	514,394
*Trend Micro, Inc. Sponsored ADR	777	28,943
Tsumura & Co.	7,400	234,143
Ube Industries, Ltd.	137,000	354,771
#Uni-Charm Corp.	5,400	513,539
UNY Co., Ltd.	22,000	168,532
*Ushio, Inc.	14,000	236,802

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
USS Co., Ltd.	3,260	$197,954
Wacoal Corp.	10,000	117,404
West Japan Railway Co.	225	775,667
#Yahoo! Japan Corp.	1,919	726,050
#Yakult Honsha Co., Ltd.	11,600	336,329
Yamada Denki Co., Ltd.	10,830	696,356
Yamaguchi Financial Group, Inc.	27,000	267,536
Yamaha Corp.	19,100	226,799
#*Yamaha Motor Co., Ltd.	24,900	338,972
#Yamatake Corp.	7,400	162,124
Yamato Holdings Co., Ltd.	51,000	700,431
Yamato Kogyo Co., Ltd.	5,900	185,395
#Yamazaki Baking Co., Ltd.	12,000	145,627
#Yaskawa Electric Corp.	34,000	281,417
#Yokogawa Electric Corp.	27,000	217,833
Yokohama Rubber Co., Ltd.	26,000	98,357

TOTAL JAPAN		278,430,677

NETHERLANDS — (2.1%)
*Aegon NV	170,084	1,016,346
#*Akzo Nobel NV	23,207	1,381,439
Akzo Nobel NV Sponsored ADR	1,996	118,862
#ArcelorMittal NV	111,782	4,327,402
#ASML Holding NV	53,274	1,673,134
#Fugro NV	6,492	385,011
Heineken NV	29,639	1,462,335
*ING Groep NV	134,013	1,254,984
#*ING Groep NV Sponsored ADR	203,451	1,912,439
Koninklijke Ahold NV	135,929	1,708,062
Koninklijke Ahold NV ADR	8,320	104,499
Koninklijke DSM NV	15,416	718,507
Koninklijke KPN NV	187,618	3,106,678
Koninklijke Vopak NV	3,168	237,291
Philips Electronics NV	119,001	3,593,612
*Randstad Holdings NV	11,969	574,423
Reed Elsevier NV	55,310	667,929
#Reed Elsevier NV ADR	8,443	201,197
#Royal Dutch Shell P.L.C. Series A	41,657	1,156,727
TNT NV	41,235	1,183,788
Unilever NV	165,261	5,060,307
Wolters Kluwer NV	29,109	607,592

TOTAL NETHERLANDS		32,452,564

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd. (6123707)	95,556	130,102
*Auckland International Airport, Ltd. (61237RR)	5,972	8,131
Contact Energy, Ltd.	33,218	134,806
Fletcher Building, Ltd.	77,029	427,969
New Zealand Refining Co., Ltd.	18,460	47,479
Sky City Entertainment Group, Ltd.	52,999	122,536
Sky Network Television, Ltd.	23,000	77,350
Telecom Corp. of New Zealand, Ltd.	217,389	362,858
Trustpower, Ltd.	21,162	108,331

TOTAL NEW ZEALAND		1,419,562

NORWAY — (0.8%)
#Acergy SA	24,200	367,990
Aker Kvaerner ASA	23,335	311,408
*DnB NOR ASA Series A	108,777	1,228,365
Fred Olsen Energy ASA	5,500	215,022

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Frontline, Ltd.	8,100	$243,412
*Marine Harvest ASA	151,087	134,969
#*Norsk Hydro ASA	78,700	570,764
*Norsk Hydro ASA Sponsored ADR	11,200	81,312
Orkla ASA	95,255	859,002
#*Renewable Energy Corp. ASA	26,425	153,239
*Schibsted ASA	9,450	207,154
#SeaDrill, Ltd.	37,400	848,650
StatoilHydro ASA	103,106	2,313,853
StatoilHydro ASA Sponsored ADR	36,956	826,336
*Storebrand ASA	51,600	360,743
Tandberg ASA Series A	14,200	398,836
*Telenor ASA	110,800	1,440,033
#Yara International ASA	23,675	988,429

TOTAL NORWAY		11,549,517

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA	251,826	272,090
Banco Espirito Santo SA	62,822	365,603
Brisa SA	29,578	280,729
#Cimpor Cimentos de Portugal SA	24,245	204,320
Energias de Portugal SA	236,508	937,469
#Galp Energia SGPS SA Series B	26,472	422,128
#Jeronimo Martins SGPS SA	26,359	252,914
Portugal Telecom SA	75,545	779,607

TOTAL PORTUGAL		3,514,860

SINGAPORE — (1.0%)
Asia Pacific Breweries, Ltd.	14,000	119,630
Capitaland, Ltd.	297,750	809,464
City Developments, Ltd.	70,000	530,495
Comfortdelgro Corp., Ltd.	215,000	242,291
#Cosco Corp. (Singapore), Ltd.	132,000	117,176
DBS Group Holdings, Ltd.	225,000	2,266,930
Fraser & Neave, Ltd.	106,500	313,200
*Golden Agri-Resources, Ltd.	230,000	84,544
Jardine Cycle & Carriage, Ltd.	15,339	274,205
Keppel Corp., Ltd.	148,000	874,464
Keppel Land, Ltd.	29,000	67,084
Neptune Orient Lines, Ltd.	183,000	223,337
#Olam International, Ltd.	134,400	226,719
Overseas-Chinese Banking Corp., Ltd.	321,484	1,860,875
*Parkway Holdings, Ltd.	33,000	62,782
SembCorp Industries, Ltd.	120,320	299,820
SembCorp Marine, Ltd.	108,000	252,443
Singapore Airlines, Ltd.	65,400	639,816
Singapore Airport Terminal Services, Ltd.	47,742	83,815
#Singapore Exchange, Ltd.	118,000	665,557
Singapore Press Holdings, Ltd.	183,000	479,711
Singapore Technologies Engineering, Ltd.	142,000	310,171
Singapore Telecommunications, Ltd.	1,060,650	2,260,332
SMRT Corp., Ltd.	59,000	79,621
United Industrial Corp., Ltd.	88,000	121,317
United Overseas Bank, Ltd.	152,900	1,959,914
UOL Group, Ltd.	5,000	13,250
Wilmar International, Ltd.	104,000	485,194
#Yanlord Land Group, Ltd.	90,000	111,424

TOTAL SINGAPORE		15,835,581

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (3.6%)
Abertis Infraestructuras SA	39,593	$801,881
Acciona SA	3,470	418,256
Acerinox SA	22,269	419,035
Actividades de Construccion y Servicios SA	20,748	979,216
Banco Bilbao Vizcaya Argentaria SA	57,552	877,298
#Banco Bilbao Vizcaya SA Sponsored ADR	398,058	6,046,501
#Banco de Sabadell SA	121,310	646,607
Banco de Valencia SA	33,617	255,175
Banco Espanol de Credito SA	9,662	111,861
#Banco Popular Espanol SA	119,649	906,705
#Banco Santander SA	406,785	5,809,281
#Banco Santander SA Sponsored ADR	660,761	9,303,515
Bankinter SA	47,464	423,695
#Cia Espanola de Petroleous SA	5,477	166,681
Cintra Concesiones de Infraestructuras de Transporte SA	61,097	637,305
Criteria Caixacorp SA	89,151	403,765
*EDP Renovaveis SA	8,310	71,619
Enagas SA	27,296	565,815
#Fomento de Construcciones y Contratas SA	5,469	210,399
Gamesa Corporacion Tecnologica SA	24,914	361,594
Gas Natural SDG SA	31,216	620,013
Grifols SA	17,103	260,711
*Iberdrola Renovables SA	78,826	349,200
Iberdrola SA	479,079	4,078,828
Indra Sistemas SA	13,729	298,001
Industria de Diseno Textil SA	32,509	2,046,328
Mapfre SA	80,165	316,097
Red Electrica Corporacion SA	14,225	713,146
Repsol YPF SA	28,261	667,645
Repsol YPF SA Sponsored ADR	70,000	1,651,300
#*Sacyr Vallehermoso SA	10,498	109,262
Telefonica SA	244,173	5,849,300
Telefonica SA Sponsored ADR	119,800	8,577,680
Zardoya Otis SA	22,124	410,614

TOTAL SPAIN		55,364,329

SWEDEN — (2.0%)
#Alfa Laval AB	45,146	612,922
Assa Abloy AB Series B	44,162	762,004
#Atlas Copco AB Series A	85,542	1,159,717
Atlas Copco AB Series B	47,554	573,211
*Boliden AB	20,564	274,823
*Electrolux AB Series B	33,400	786,868
#Getinge AB	26,027	557,146
Hennes & Mauritz AB Series B	68,739	4,045,133
Hexagon AB	19,900	267,955
*Husqvarna AB Series A	12,600	80,247
*Husqvarna AB Series B	42,000	285,791
#*Lundin Petroleum AB	25,656	194,965
#Meda AB Series A	19,365	189,137
Modern Times Group AB Series B	6,100	279,735
#Nordea Bank AB	420,784	3,859,161
Oriflame Cosmetics SA SDR	1,318	72,260
Ratos AB	11,588	320,286
#Sandvik AB	128,380	1,394,990
Scania AB Series B	19,124	234,956
Securitas AB Series B	39,905	386,490
#*Skandinaviska Enskilda Banken AB Series A	187,840	1,112,461
Skanska AB Series B	44,200	683,947
#SKF AB Series B	48,100	743,163
#SSAB AB Series A	22,904	370,200

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
SSAB AB Series B	10,905	$161,418
Svenska Cellulosa AB Series B	76,800	1,034,691
Svenska Handelsbanken AB Series A	63,986	1,667,252
#*Swedbank AB Series A	62,517	537,924
Swedish Match AB	30,700	642,853
Tele2 AB Series B	38,017	535,581
Telefonaktiebolaget LM Ericsson AB Series B	360,309	3,491,721
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	26,800	259,424
TeliaSonera AB	288,720	1,942,109
#Volvo AB Series A	54,915	460,664
Volvo AB Series B	127,494	1,073,889
#Volvo AB Sponsored ADR	14,500	121,945

TOTAL SWEDEN		31,177,039

SWITZERLAND — (6.3%)
#ABB, Ltd.	129,643	2,347,034
ABB, Ltd. Sponsored ADR	182,000	3,281,460
*Actelion, Ltd.	14,133	747,735
#Adecco SA	16,548	891,620
Baloise Holding AG	6,883	570,670
Barry Callebaut AG	267	171,593
BKW FMB Energie AG	2,156	163,978
Compagnie Financiere Richemont SA Series A	66,944	2,267,453
Credit Suisse Group AG	108,663	4,700,451
#Credit Suisse Group AG Sponsored ADR	42,900	1,852,422
#Geberit AG	4,776	840,568
Givaudan SA	1,011	824,131
#*Holcim, Ltd.	33,957	2,325,232
*Julius Baer Group, Ltd.	26,222	871,677
Kuehne & Nagel International AG	6,598	635,947
#Lindt & Spruengli AG	15	370,491
#*Logitech International SA	22,987	388,285
#Lonza Group AG	5,861	416,806
Nestle SA	452,112	21,430,890
Nobel Biocare Holding AG	10,685	314,288
#*Novartis AG	171,916	9,200,068
#Novartis AG ADR	120,800	6,466,424
Roche Holding AG Bearer	3,363	583,317
Roche Holding AG Genusschein	88,472	14,843,034
Schindler Holding AG	2,881	215,530
#SGS SA	705	906,495
Sika AG	138	211,511
Sonova Holding AG	6,156	761,926
Straumann Holding AG	1,188	315,126
Sulzer AG	3,497	293,850
Swatch Group AG (7184725)	4,165	1,088,774
#Swatch Group AG (7184736)	5,992	301,341
Swiss Life Holding AG	3,766	473,719
Swiss Reinsurance Co., Ltd. AG	45,057	1,947,808
#Swisscom AG	3,364	1,226,146
#Syngenta AG	7,073	1,810,037
Syngenta AG ADR	27,400	1,399,044
*UBS AG	377,547	4,923,965
*UBS AG ADR	33,538	436,329
#Valiant Holding AG	2,436	463,679
Zurich Financial Services AG	18,830	4,003,487

TOTAL SWITZERLAND		97,284,341

UNITED KINGDOM — (16.9%)
Admiral Group P.L.C.	27,244	490,530
Aggreko P.L.C.	30,586	439,499

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Amec P.L.C.	42,469	$511,810
Amlin P.L.C.	60,463	374,066
*Anglo American P.L.C.	178,356	6,544,032
Antofagasta P.L.C.	53,869	747,757
ARM Holdings P.L.C.	139,465	426,198
Ashmore Group P.L.C.	41,357	147,246
Associated British Foods P.L.C.	49,803	699,658
AstraZeneca P.L.C.	128,255	5,953,106
#AstraZeneca P.L.C. Sponsored ADR	63,300	2,942,817
*Autonomy Corp. P.L.C.	28,027	694,277
Aviva P.L.C.	375,103	2,297,209
Babcock International Group P.L.C.	18,911	168,868
BAE Systems P.L.C.	454,140	2,546,985
Balfour Beatty P.L.C.	91,945	390,604
Barclays P.L.C.	400,441	1,691,679
Barclays P.L.C. Sponsored ADR	223,900	3,830,929
BG Group P.L.C.	376,220	6,916,317
#BG Group P.L.C. Sponsored ADR	12,500	1,150,250
BHP Billiton P.L.C.	136,117	3,993,006
#BHP Billiton P.L.C. ADR	80,400	4,709,832
BP P.L.C.	1,435,437	13,392,615
BP P.L.C. Sponsored ADR	160,400	9,001,648
Brambles, Ltd.	68,401	396,960
#*British Airways P.L.C.	70,412	229,551
British American Tobacco P.L.C.	223,304	7,381,238
British American Tobacco P.L.C. Sponsored ADR	19,052	1,267,720
British Sky Broadcasting Group P.L.C.	149,909	1,269,488
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	60,257
BT Group P.L.C.	719,650	1,570,533
#BT Group P.L.C. Sponsored ADR	36,202	788,118
Bunzl P.L.C.	38,087	378,460
Burberry Group P.L.C.	61,950	604,726
Cable & Wireless P.L.C.	368,595	833,403
#Cadbury P.L.C.	94,977	1,255,587
*Cairn Energy PLC.	181,650	936,263
Capita Group P.L.C.	80,869	930,691
*Carnival P.L.C.	20,454	735,354
#*Carnival P.L.C. ADR	9,300	332,661
Carphone Warehouse Group P.L.C.	69,733	211,604
Centrica P.L.C.	685,087	2,941,086
Cobham P.L.C.	149,602	553,543
Compass Group P.L.C.	255,079	1,736,578
Diageo P.L.C.	174,347	2,930,433
Diageo P.L.C. Sponsored ADR	40,325	2,709,437
Drax Group P.L.C.	47,916	313,492
*easyJet P.L.C.	20,134	125,043
Eurasian Natural Resources Corp. P.L.C.	10,020	143,903
Experian P.L.C.	146,479	1,392,743
Firstgroup P.L.C.	57,238	335,530
*Fresnillo P.L.C.	14,005	148,941
G4S P.L.C.	168,490	676,543
GlaxoSmithKline P.L.C.	478,323	9,309,100
GlaxoSmithKline P.L.C. Sponsored ADR	99,793	3,892,925
Hays P.L.C.	199,150	350,050
Home Retail Group P.L.C.	102,100	414,562
HSBC Holdings P.L.C.	1,247,046	13,350,257
HSBC Holdings P.L.C. Sponsored ADR	200,759	10,742,614
ICAP P.L.C.	68,751	403,982
Imperial Tobacco Group P.L.C.	100,120	3,228,633
Imperial Tobacco Group P.L.C. ADR	19,700	1,260,800
Informa P.L.C.	71,927	376,917

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Inmarsat P.L.C.	56,688	$615,521
Intercontinental Hotels Group P.L.C.	33,398	477,634
International Power P.L.C.	204,552	1,044,322
Intertek Group P.L.C.	21,556	414,862
Invensys P.L.C.	110,599	540,827
Investec P.L.C.	50,158	338,831
John Wood Group P.L.C.	52,188	281,834
Johnson Matthey P.L.C.	28,088	652,991
*Kazakhmys P.L.C.	34,425	660,805
Kingfisher P.L.C.	318,631	1,073,291
Legal & General Group P.L.C.	765,497	919,532
*Lloyds Banking Group P.L.C.	3,323,492	2,671,879
#Lloyds Banking Group P.L.C. Sponsored ADR	79,992	260,774
Logica P.L.C.	178,255	332,370
London Stock Exchange Group P.L.C.	17,563	178,532
*Lonmin P.L.C.	21,860	625,325
Man Group P.L.C.	232,130	869,983
Marks & Spencer Group P.L.C.	216,529	1,198,815
National Grid P.L.C.	241,197	2,422,507
National Grid P.L.C. Sponsored ADR	18,688	941,335
Next P.L.C.	26,555	828,059
Northumbrian Water Group P.L.C.	66,232	272,435
*Old Mutual P.L.C.	689,182	1,136,225
Pearson P.L.C.	75,779	1,073,092
Pearson P.L.C. Sponsored ADR	39,300	557,667
Pennon Group P.L.C.	43,989	360,086
Petrofac, Ltd. P.L.C.	23,401	358,576
Prudential P.L.C.	232,191	2,126,560
#Prudential P.L.C. ADR	62,200	1,142,614
Reckitt Benckiser Group P.L.C.	81,089	4,203,610
Reed Elsevier P.L.C.	77,411	616,180
#Reed Elsevier P.L.C. ADR	18,502	589,289
*Resolution, Ltd.	315,070	401,740
Rexam P.L.C.	112,648	536,348
*Rio Tinto P.L.C.	152,245	7,424,206
Rio Tinto P.L.C. Sponsored ADR	8,526	1,654,215
*Rolls-Royce Group P.L.C.	256,056	1,951,012
*Royal Bank of Scotland Group P.L.C.	2,275,051	1,155,919
Royal Dutch Shell P.L.C. ADR	117,323	6,262,702
Royal Dutch Shell P.L.C. Series B	235,872	6,274,482
RSA Insurance Group P.L.C.	501,055	1,024,536
SABmiller P.L.C.	127,619	3,470,508
Sage Group P.L.C.	176,688	664,606
Sainsbury (J.) P.L.C.	170,842	878,661
Schroders P.L.C.	18,739	370,324
Schroders P.L.C. Non-Voting	9,996	158,187
Scottish & Southern Energy P.L.C.	123,820	2,307,686
Serco Group P.L.C.	68,993	548,413
Severn Trent P.L.C.	30,639	548,865
Shire P.L.C.	40,423	800,578
Shire P.L.C. ADR	13,024	776,230
Smith & Nephew P.L.C.	91,370	919,178
#Smith & Nephew P.L.C. Sponsored ADR	7,000	349,440
Smiths Group P.L.C.	50,192	796,665
Standard Chartered P.L.C.	265,170	6,107,817
Standard Life P.L.C.	323,961	1,008,104
Tate & Lyle P.L.C.	55,213	348,125
Tesco P.L.C.	1,044,885	7,054,945
Thomas Cook Group P.L.C.	66,945	241,718
Tomkins P.L.C.	73,285	219,288
Tomkins P.L.C. Sponsored ADR	8,700	103,791

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
TUI Travel P.L.C.	80,406	$331,673
Tullow Oil P.L.C.	108,579	1,992,353
Unilever P.L.C.	87,209	2,651,926
#Unilever P.L.C. Sponsored ADR	77,800	2,374,456
United Utilities Group P.L.C.	82,787	706,079
United Utilities Group P.L.C. ADR	5,177	88,475
Vedanta Resources P.L.C.	21,568	827,278
Vodafone Group P.L.C.	3,802,048	8,122,684
Vodafone Group P.L.C. Sponsored ADR	303,700	6,517,402
Whitbread P.L.C.	23,031	515,015
William Morrison Supermarkets P.L.C.	294,132	1,353,222
*Wolseley P.L.C.	23,342	513,542
#Wolseley P.L.C. ADR	19,300	42,267
WPP P.L.C.	111,260	1,026,645
WPP P.L.C. Sponsored ADR	13,460	620,506
*Xstrata P.L.C.	171,757	2,786,975

TOTAL UNITED KINGDOM		261,195,814

TOTAL COMMON STOCKS		1,341,959,597

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
*Fiat SpA	3,000	22,963

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore SA Rights	275	7

JAPAN — (0.0%)
*Dowa Holdings Co., Ltd. Warrants 01/29/10	24,000	—

TOTAL RIGHTS/WARRANTS		7

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $7,170,000 FNMA 6.50%, 06/25/39, valued at $7,636,050) to be repurchased at $7,521,119	$7,521	7,521,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.6%)
§@DFA Short Term Investment Fund LP	190,878,466	190,878,466
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $3,527,104) to be repurchased at $3,457,980	$3,458	3,457,945

TOTAL SECURITIES LENDING COLLATERAL		194,336,411

TOTAL INVESTMENTS — (100.0%) (Cost $1,464,081,593)##		$1,543,839,978

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,294,889	$94,355,178	—	$100,650,067
Austria	66,720	4,126,506	—	4,193,226
Belgium	480,165	9,548,958	—	10,029,123
Canada	117,443,932	—	—	117,443,932
Denmark	1,650,754	10,988,040	—	12,638,794
Finland	2,656,196	10,421,972	—	13,078,168
France	11,502,502	114,330,586	—	125,833,088
Germany	22,524,446	71,349,157	—	93,873,603
Greece	578,734	4,323,238	—	4,901,972
Hong Kong	—	26,746,212	—	26,746,212
Ireland	1,653,728	1,502,766	—	3,156,494
Italy	5,055,492	36,135,142	—	41,190,634
Japan	24,782,811	253,647,866	—	278,430,677
Netherlands	2,336,997	30,115,567	—	32,452,564
New Zealand	—	1,419,562	—	1,419,562
Norway	907,648	10,641,869	—	11,549,517
Portugal	—	3,514,860	—	3,514,860
Singapore	—	15,835,581	—	15,835,581
Spain	31,388,277	23,976,052	—	55,364,329
Sweden	381,369	30,795,670	—	31,177,039
Switzerland	14,307,356	82,976,985	—	97,284,341
United Kingdom	64,971,171	196,224,643	—	261,195,814
Preferred Stocks
Italy	—	22,963	—	22,963
Rights/Warrants
Belgium	7	—	—	7
Japan	—	—	—	—
Temporary Cash Investments	—	7,521,000	—	7,521,000
Securities Lending Collateral	—	194,336,411	—	194,336,411

TOTAL	$308,983,194	$1,234,856,784	—	$1,543,839,978

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.4%)
AUSTRALIA — (5.7%)
*Acrux, Ltd.	18,902	$33,418
*Adamus Resources, Ltd.	53,825	19,708
Adelaide Brighton, Ltd.	591,710	1,286,269
*Aditya Birla Minerals, Ltd.	101,345	93,112
#*AED Oil, Ltd.	237,059	122,859
Aevum, Ltd.	67,539	83,510
AGL Energy, Ltd.	54,760	669,596
AJ Lucas Group, Ltd.	37,498	107,479
*Alchemia, Ltd.	57,652	37,685
#Alesco Corp., Ltd.	118,959	453,039
*Alkane Resources, Ltd.	190,707	56,258
#*Alliance Resources, Ltd.	108,059	53,164
*Allied Gold, Ltd.	224,509	60,501
*Alumina, Ltd.	30,275	41,436
*Alumina, Ltd. Sponsored ADR	468,068	2,560,332
*Amadeus Energy, Ltd.	189,847	40,117
Amalgamated Holdings, Ltd.	74,409	367,547
Amcom Telecommunications, Ltd.	301,202	86,707
Amcor, Ltd.	778,258	4,057,727
#Amcor, Ltd. Sponsored ADR	30,507	628,749
Ammtec, Ltd.	1,559	3,667
#AMP, Ltd.	202,794	1,115,899
*Andean Resources, Ltd.	41,922	87,472
Ansell, Ltd.	101,731	922,830
*Antares Energy, Ltd.	77,973	43,445
#APA Group, Ltd.	218,508	615,436
*Apex Minerals NL	1,126,705	30,702
#APN News & Media, Ltd.	261,422	528,242
#*Aquila Resources, Ltd.	43,514	325,512
ARB Corporation, Ltd.	31,381	144,993
#Aristocrat Leisure, Ltd.	98,200	342,829
*Arrow Energy, Ltd.	253,033	874,876
*Asciano Group, Ltd.	2,002,712	3,002,871
ASG Group, Ltd.	64,852	68,511
ASX, Ltd.	33,659	1,012,142
#*Atlas Iron, Ltd.	32,434	55,211
Ausdrill, Ltd.	162,503	269,675
*Ausenco, Ltd.	23,639	84,052
Austal, Ltd.	93,467	198,810
*Austar United Communications, Ltd.	375,146	422,138
Austbrokers Holdings, Ltd.	25,728	114,692
Austereo Group, Ltd.	255,827	375,535
*Austin Engineering, Ltd.	9,435	24,150
Australia & New Zealand Banking Group, Ltd.	642,628	12,298,055
#*Australian Agricultural Co., Ltd.	187,805	209,524
Australian Infrastructure Fund	450,771	722,684
Australian Pharmaceutical Industries, Ltd.	238,794	135,707
*Australian Worldwide Exploration, Ltd.	629,493	1,449,233
Automotive Holdings Group, Ltd.	186,178	391,999
*Avexa, Ltd.	345,190	45,745
*AVJennings, Ltd.	143,047	63,134
#*Avoca Resources, Ltd.	85,387	122,464
#*AWB, Ltd.	1,051,772	982,736
AXA Asia Pacific Holdings, Ltd.	181,906	1,049,265
*Babcock & Brown Infrastructure Group, Ltd.	26	85
Bank of Queensland, Ltd.	217,175	2,098,480
*Bannerman Resources, Ltd.	37,886	22,401
Beach Petroleum, Ltd.	1,425,770	1,046,269

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Bendigo Bank, Ltd.	314,815	$2,727,609
Bendigo Mining, Ltd.	255,688	54,337
#BHP Billiton, Ltd. Sponsored ADR	82,600	5,729,962
Billabong International, Ltd.	123,184	1,137,763
#Biota Holdings, Ltd.	63,363	111,648
*Bisalloy Steel Group, Ltd.	42,493	5,968
Blackmores, Ltd.	1,782	34,672
*Blackthorn Resources, Ltd.	1,635	1,270
BlueScope Steel, Ltd.	1,094,540	2,522,335
*Boart Longyear Group, Ltd.	1,387,338	404,159
#Boom Logistics, Ltd.	234,328	76,333
Boral, Ltd.	465,126	2,169,129
*Bow Energy, Ltd.	8,256	9,431
Bradken, Ltd.	44,087	233,071
Brambles, Ltd.	127,840	735,331
Breville Group, Ltd.	60,870	86,163
Brickworks, Ltd.	84,633	915,968
*Brockman Resources, Ltd.	72,484	176,531
BSA, Ltd.	41,919	11,382
BT Investment Management, Ltd.	20,942	56,643
#Cabcharge Australia, Ltd.	80,355	402,529
Calliden Group, Ltd.	35,815	10,113
#*Caltex Australia, Ltd.	163,480	1,292,011
Campbell Brothers, Ltd.	26,468	668,256
*Cape Lambert Iron Ore, Ltd.	308,901	140,187
*Capral, Ltd.	19,104	5,394
Cardno, Ltd.	62,649	228,536
*Carnarvon Petroleum, Ltd.	39,022	17,909
*Carnegie Wave Energy, Ltd.	68,359	7,890
Cash Converters International, Ltd.	123,170	69,847
*CBH Resources, Ltd.	569,935	70,544
Cellestis, Ltd.	15,436	47,704
#*Centamin Egypt, Ltd.	371,645	632,443
Centennial Coal Co., Ltd.	669,773	2,150,421
*Ceramic Fuel Cells, Ltd.	22,800	3,721
*CGA Mining, Ltd.	9,637	18,156
Challenger Financial Services Group, Ltd.	322,775	1,155,912
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	127,676	101,737
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	151
*Citadel Resource Group, Ltd.	736,345	234,787
*Citigold Corp., Ltd.	806,483	74,843
*Clarius Group, Ltd.	29,108	20,434
*Clean Seas Tuna, Ltd.	158,151	37,078
*Clinuvel Pharmaceuticals, Ltd.	134,267	26,653
Clough, Ltd.	202,502	150,479
*CMA Corp., Ltd.	82,218	5,080
#*Coal of Africa, Ltd.	195,148	364,945
#Coca-Cola Amatil, Ltd.	56,181	542,797
Cochlear, Ltd.	11,653	641,493
*Cockatoo Coal, Ltd.	144,418	44,971
Codan, Ltd.	4,156	4,393
Coffey International, Ltd.	70,730	135,369
Commonwealth Bank of Australia	249,307	11,689,324
*Compass Resources, Ltd.	18,720	2,484
Computershare, Ltd.	98,154	1,005,008
#ConnectEast Group, Ltd.	1,869,724	688,542
*Conquest Mining, Ltd.	74,842	32,176
Consolidated Media Holdings, Ltd.	121,781	323,263
*Cooper Energy, Ltd.	125,353	52,347
Corporate Express Australia, Ltd.	34,221	120,216
#Count Financial, Ltd.	35,349	42,484

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Coventry Group, Ltd.	13,156	$26,330
#Crane Group, Ltd.	92,028	715,095
Credit Corp. Group, Ltd.	11,543	32,479
*Crescent Gold, Ltd.	260,052	42,275
#Crown, Ltd.	263,431	1,798,948
*CSG, Ltd. (B1VVRRR)	2,725	4,291
CSG, Ltd. (B1VVW79)	65,390	102,587
*CSL, Ltd.	29,177	801,983
CSR, Ltd.	1,466,132	2,349,864
#*CuDeco, Ltd.	69,447	257,618
*Cue Energy Resources, Ltd.	136,258	24,716
*Customers, Ltd.	60,532	153,464
Data#3, Ltd.	3,162	25,709
#David Jones, Ltd.	275,701	1,153,244
*Deep Yellow, Ltd.	694,990	156,593
Devine, Ltd.	113,152	39,571
Dominion Mining, Ltd.	24,619	65,713
Domino’s Pizza Enterprises, Ltd.	1,514	6,998
Downer EDI, Ltd.	411,978	3,010,318
DUET Group, Ltd.	420,845	670,314
#DWS Advanced Business Solutions, Ltd.	50,739	70,890
#*Eastern Star Gas, Ltd.	230,163	157,302
*Elders, Ltd.	354,221	446,979
Emeco Holdings, Ltd.	390,410	236,942
#Energy Developments, Ltd.	71,999	174,105
*Energy Resources of Australia, Ltd. Series A	6,088	112,355
*Energy World Corp., Ltd.	424,542	113,565
Envestra, Ltd.	600,802	262,239
*Equity Trustees, Ltd.	1,198	20,281
*eServGlobal, Ltd.	105,415	49,052
Euroz, Ltd.	64,770	77,265
*Extract Resources, Ltd.	98,791	688,502
#Fairfax Media, Ltd.	1,822,200	2,767,464
*Felix Resources, Ltd.	60,352	5,430
#*Ferraus, Ltd.	80,857	51,067
FKP Property Group, Ltd.	451,278	278,025
Fleetwood Corp., Ltd.	49,270	350,792
FlexiGroup, Ltd.	249,780	331,873
#Flight Centre, Ltd.	50,380	880,816
*Flinders Mines, Ltd.	629,654	78,553
*Focus Minerals, Ltd.	327,736	19,276
*Forest Enterprises Australia, Ltd.	405,363	22,879
*Fortescue Metals Group, Ltd.	134,648	539,108
Foster’s Group, Ltd.	352,948	1,664,471
*Fox Resources, Ltd.	64,224	10,037
*Funtastic, Ltd.	54,775	10,930
*Geodynamics, Ltd.	164,951	116,283
*Gindalbie Metals, Ltd.	173,796	144,910
*Giralia Resources NL	91,756	124,108
*Golden West Resources, Ltd.	18,268	11,508
Goodman Fielder, Ltd.	1,533,299	2,110,000
#Graincorp, Ltd. Series A	108,488	548,781
*Grange Resources, Ltd.	603,300	177,429
#*Great Southern, Ltd.	123,895	13,152
GUD Holdings, Ltd.	29,997	246,623
Gunns, Ltd.	519,517	402,661
#GWA International, Ltd.	271,335	721,087
#Harvey Norman Holdings, Ltd.	409,420	1,326,977
Hastie Group, Ltd.	287,470	466,684
Healthscope, Ltd.	204,253	843,034
*Heron Resources, Ltd.	152,869	39,188

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*HFA Holdings, Ltd.	535,516	$114,826
*Highlands Pacific, Ltd.	193,142	58,195
*Hillgrove Resources, Ltd.	239,178	82,046
#Hills Industries, Ltd.	250,242	430,610
*Horizon Oil, Ltd.	163,553	46,555
*Icon Energy, Ltd.	19,061	5,449
IDT Australia, Ltd.	16,841	22,236
iiNet, Ltd.	95,832	166,649
*Iluka Resources, Ltd.	381,783	1,107,398
#Imdex, Ltd.	121,216	69,881
*IMF Australia, Ltd.	41,886	60,612
Incitec Pivot, Ltd.	912,026	2,690,564
Independence Group NL	86,954	318,859
*Indophil Resources NL	211,333	235,342
Industrea, Ltd.	447,141	153,192
*Infigen Energy, Ltd.	588,149	689,764
Infomedia, Ltd.	80,383	20,973
#*Innamincka Petroleum, Ltd.	57,505	8,369
Insurance Australia Group, Ltd.	987,332	3,306,974
*Integra Mining, Ltd.	271,968	56,311
Integrated Research, Ltd.	1,564	703
#*Intrepid Mines, Ltd.	385,054	86,798
Invocare, Ltd.	34,293	166,589
#Ioof Holdings, Ltd.	256,228	1,299,969
Iress Market Technology, Ltd.	38,996	268,635
#iSOFT Group, Ltd.	415,916	249,489
#*Jabiru Metals, Ltd.	97,308	32,745
*James Hardie Industries NV	110,804	724,004
*James Hardie Industries NV Sponsored ADR	8,092	268,573
JB Hi-Fi, Ltd.	40,600	721,270
*Kagara, Ltd.	232,189	187,120
*Karoon Gas Australia, Ltd.	45,547	287,676
*Kimberley Metals, Ltd.	35,696	—
*Kings Minerals NL	58,252	8,726
Kingsgate Consolidated, Ltd.	68,534	558,532
*Lednium, Ltd.	21,998	1,557
#Leighton Holdings, Ltd.	19,677	661,210
Lend Lease Group	340,003	2,805,762
#Lihir Gold, Ltd.	857,591	2,086,200
#*Linc Energy, Ltd.	126,576	172,752
*Liquefied Natural Gas, Ltd.	5,182	4,074
*Lycopodium, Ltd.	6,626	17,814
*Lynas Corp., Ltd.	547,344	265,822
M2 Telecommunications Group, Ltd.	37,543	49,368
MAC Services Group, Ltd.	21,610	42,384
Macarthur Coal, Ltd.	80,360	666,542
MacMahon Holdings, Ltd.	403,379	203,371
#Macquarie Group, Ltd.	143,475	6,314,233
#*Mantra Resources, Ltd.	1,625	8,260
MAP Group, Ltd.	259,480	634,694
*Marion Energy, Ltd.	119,950	11,669
MaxiTRANS Industries, Ltd.	93,076	31,816
McMillan Shakespeare, Ltd.	18,846	49,913
*McPherson’s, Ltd.	54,641	133,483
*Melbourne IT, Ltd.	45,210	63,824
#*MEO Australia, Ltd.	297,992	111,870
Mermaid Marine Australia, Ltd.	149,526	347,453
*Mesoblast, Ltd.	16,149	29,972
*Metals X, Ltd.	390,689	39,993
Metcash, Ltd.	371,676	1,393,769
*Metgasco, Ltd.	46,216	27,392

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Minara Resources, Ltd.	290,992	$175,635
Mincor Resources NL	62,948	80,825
*Mineral Deposits, Ltd.	128,831	101,192
#Mineral Resources, Ltd.	14,295	84,448
#*Mirabela Nickel, Ltd.	114,417	204,392
Mitchell Communications Group, Ltd.	165,952	124,348
*Molopo Australia, Ltd.	62,480	63,485
#*Moly Mines, Ltd.	76,594	59,969
Monadelphous Group, Ltd.	23,173	261,597
Mortgage Choice, Ltd.	48,851	52,998
*Mosaic Oil NL	511,908	42,723
*Mount Gibson Iron, Ltd.	514,916	631,113
*Murchison Metals, Ltd.	906,153	1,754,249
*Nanosonics, Ltd.	11,184	4,301
National Australia Bank, Ltd.	526,770	12,239,872
Navitas, Ltd.	108,458	429,578
*Neptune Marine Services, Ltd.	267,538	98,485
New Hope Corp., Ltd.	431,525	1,695,670
Newcrest Mining, Ltd.	79,258	2,199,011
#*Nexbis, Ltd.	265,625	43,804
#*Nexus Energy, Ltd.	322,500	74,948
#NIB Holdings, Ltd.	329,783	372,823
*Nido Petroleum, Ltd.	286,051	36,698
Nomad Building Solutions, Ltd.	82,521	19,493
*Norfolk Group, Ltd.	35,898	24,809
*Norton Gold Fields, Ltd.	59,079	9,955
*Novogen, Ltd. Sponsored ADR	2,215	5,848
NRW Holdings, Ltd.	48,540	75,808
#Nufarm, Ltd.	114,904	1,032,452
Oakton, Ltd.	46,008	139,783
Oil Search, Ltd.	389,477	1,802,118
OneSteel, Ltd.	1,845,980	5,021,245
Orica, Ltd.	112,734	2,399,462
Origin Energy, Ltd.	451,687	6,375,162
*Otto Energy, Ltd.	168,000	13,744
*OZ Minerals, Ltd.	2,446,142	2,277,773
*Pacific Brands, Ltd.	1,386,628	1,339,722
#*Paladin Energy, Ltd.	438,064	1,395,031
*Pan Pacific Petroleum NL	162,530	47,341
*PanAust, Ltd.	756,371	311,782
Panoramic Resources, Ltd.	130,087	209,523
#*Paperlinx, Ltd.	745,156	408,668
Peet, Ltd.	83,038	151,421
#*Perilya, Ltd.	54,549	29,408
#Perpetual Trustees Australia, Ltd.	13,778	423,946
*Perseus Mining, Ltd.	76,021	105,771
*Petsec Energy, Ltd.	73,051	12,882
#*Pharmaxis, Ltd.	105,064	245,327
Photon Group, Ltd.	113,530	121,938
PIPE Networks, Ltd.	18,555	101,090
#Platinum Asset Mangement, Ltd.	42,020	203,569
#*Platinum Australia, Ltd.	78,147	69,445
*PMP, Ltd.	379,844	247,670
*Po Valley Energy, Ltd.	6,995	9,208
*Port Bouvard, Ltd.	77,271	17,089
*Poseidon Nickel, Ltd.	48,747	10,372
Premier Investments, Ltd.	50,540	358,195
*Primary Health Care, Ltd.	429,944	2,090,755
Prime Media Group, Ltd.	87,075	57,078
Probiotec, Ltd.	16,714	33,066
Programmed Maintenance Service, Ltd.	110,368	319,599

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Qantas Airways, Ltd.	581,314	$1,457,634
#QBE Insurance Group, Ltd.	145,450	2,933,297
#*Ramelius Resources, Ltd.	56,761	26,864
#*Ramsay Health Care, Ltd.	61,018	617,110
*RCR Tomlinson, Ltd.	82,636	73,437
REA Group, Ltd.	6,400	52,679
Reckon, Ltd.	26,821	46,645
Redflex Holdings, Ltd.	44,906	82,977
Reece Australia, Ltd.	10,317	223,436
*Regional Express Holdings, Ltd.	17,416	21,027
Reject Shop, Ltd. (The)	8,292	97,137
*Resolute Mining, Ltd.	228,687	197,878
*Resource Generation, Ltd.	67,855	23,626
Retail Food Group, Ltd.	44,226	106,981
Reverse Corp., Ltd.	5,700	1,794
*RHG, Ltd.	358,449	171,794
Ridley Corp., Ltd.	191,521	187,750
#Rio Tinto, Ltd.	73,987	4,423,831
#*RiverCity Motorway Group, Ltd.	133,238	27,634
#*Riversdale Mining, Ltd.	205,928	1,346,389
*Roc Oil Co., Ltd.	623,095	365,953
#SAI Global, Ltd.	65,258	223,772
Salmat, Ltd.	57,137	198,975
#Santos, Ltd.	326,131	3,775,006
Sedgman, Ltd.	22,672	27,686
#Seek, Ltd.	69,070	393,218
Select Harvests, Ltd.	13,861	54,605
Servcorp, Ltd.	28,437	90,164
Service Stream, Ltd.	166,488	43,957
Seven Network, Ltd.	192,011	1,133,817
Sigma Pharmaceuticals, Ltd.	1,426,257	1,174,164
*Silex System, Ltd.	36,244	187,944
#*Silver Lake Resources, Ltd.	37,930	30,664
Sims Metal Management, Ltd.	95,380	1,791,183
*Sino Strategic International, Ltd.	9,056	4,557
Sirtex Medical, Ltd.	6,613	36,597
*Skilled Group, Ltd.	63,747	108,878
Slater & Gordon, Ltd.	9,519	13,062
SMS Management & Technology, Ltd.	19,013	99,659
Sonic Healthcare, Ltd.	145,191	1,812,876
Southern Cross Media Group	233,416	379,085
SP Ausnet, Ltd.	457,060	361,154
SP Telemedia, Ltd.	428,098	640,615
Spark Infrastructure Group, Ltd.	478,725	559,465
*Specialty Fashion Group, Ltd.	15,256	18,298
*Sphere Investments, Ltd. (6162272)	78,855	64,848
*Sphere Investments, Ltd. (B1X1CW2)	770	—
Spotless Group, Ltd.	420,369	999,266
*St. Barbara, Ltd.	527,846	115,816
*Starpharma Holdings, Ltd.	18,536	11,649
Straits Resources, Ltd.	134,997	168,496
*Strike Resources, Ltd.	69,365	45,735
#*Structural Systems, Ltd.	27,729	17,045
*Stuart Petroleum, Ltd.	5,000	2,768
STW Communications Group, Ltd.	239,020	163,370
Suncorp-Metway, Ltd.	685,004	5,357,626
*Sundance Resources, Ltd.	490,142	60,197
Sunland Group, Ltd.	127,402	84,615
Super Cheap Auto Group, Ltd.	51,629	218,024
*Swick Mining Services, Ltd.	101,218	41,607
Symex Holdings, Ltd.	21,158	9,282

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
TABCORP Holdings, Ltd.	408,323	$2,533,767
*Talent2 International, Ltd.	70,115	85,031
*Tap Oil, Ltd.	97,714	91,838
#Tassal Group, Ltd.	99,990	161,156
Tatts Group, Ltd.	775,534	1,575,009
Technology One, Ltd.	52,236	35,185
Telstra Corp., Ltd.	28,140	83,015
#Telstra Corp., Ltd. ADR	36,500	538,375
#*Ten Network Holdings, Ltd.	322,458	434,591
#*Terramin Australia, Ltd.	48,195	32,131
TFS Corp., Ltd.	120,003	107,836
Thakral Holdings Group, Ltd.	359,367	112,876
Thorn Group, Ltd.	86,670	90,273
#*Timbercorp, Ltd.	163,968	—
Toll Holdings, Ltd.	258,825	1,955,309
*Tower Australia Group, Ltd.	309,739	676,245
*Tox Free Solutions, Ltd.	11,865	24,798
#Transfield Services, Ltd.	200,956	632,501
#Transfield Services, Ltd. Infrastructure Fund	126,482	116,833
*Transpacific Industries Group, Ltd.	127,747	139,804
Transurban Group, Ltd.	121,605	560,819
*Troy Resources NL	45,083	85,764
*Trust Co., Ltd.	14,242	82,854
UGL, Ltd.	119,075	1,360,667
*United Minerals Corp. NL	13,517	15,423
UXC, Ltd.	218,161	133,670
*View Resources, Ltd.	143,288	16,479
Village Roadshow, Ltd.	52,985	98,031
*Virgin Blue Holdings, Ltd.	3,195,173	1,630,476
Vision Group Holdings, Ltd.	28,537	20,616
Washington H. Soul Pattinson & Co., Ltd.	188,055	2,268,109
Watpac, Ltd.	111,608	138,201
*Wattyl, Ltd.	50,015	39,691
#WDS, Ltd.	74,726	105,456
Webjet, Ltd.	37,950	79,616
*Webster, Ltd.	13,767	6,204
Wesfarmers, Ltd.	309,477	7,507,558
#West Australian Newspapers Holdings, Ltd.	38,737	249,728
*Western Areas NL	36,191	132,075
Westpac Banking Corp.	137,228	2,879,618
#Westpac Banking Corp. Sponsored ADR	52,460	5,496,759
#*White Energy Co., Ltd.	11,522	25,478
Whitehaven Coal, Ltd.	89,830	348,654
WHK Group, Ltd.	164,389	167,869
Wide Bay Australia, Ltd.	19,015	170,201
*Willmott Forests, Ltd.	46,112	18,208
#*Windimurra Vanadium, Ltd.	62,376	9,381
Woodside Petroleum, Ltd.	26,380	983,506
Woolworths, Ltd.	65,845	1,502,776
WorleyParsons, Ltd.	17,017	351,836
Wotif.com Holdings, Ltd.	29,133	170,838

TOTAL AUSTRALIA		258,893,044

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	3,115	297,826
Andritz AG	8,922	498,308
*A-TEC Industries AG	13,528	175,759
#*BWIN Interactive Entertainment AG	5,610	340,734
BWT AG	2,227	61,205
*CAT Oil AG	3,978	38,660
Constantia Packaging AG	10,441	551,321

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
#Erste Group Bank AG	108,655	$4,101,753
#EVN AG	15,739	275,555
Flughafen Wien AG	4,989	232,475
*Frauenthal Holding AG	198	1,948
*Intercell AG	6,952	230,454
Kapsch TrafficCom AG	558	19,904
Lenzing AG	627	208,183
#Mayr-Melnhof Karton AG	5,046	475,221
Oberbank AG	2,295	135,076
Oesterreichischen Elektrizitaetswirtschafts AG	4,885	203,376
#Oesterreichischen Post AG	21,857	591,811
OMV AG	55,504	2,186,107
#Palfinger AG	2,328	51,012
#Raiffeisen International Bank-Holding AG	43,802	2,167,238
*RHI AG	9,032	246,409
Rosenbauer International AG	1,136	48,300
*S&T System Integration & Technology Distribution AG	653	11,050
Schoeller-Bleckmann Oilfield Equipment AG	2,096	109,654
Strabag SE	39,798	1,079,057
Telekom Austria AG	62,009	855,360
Telekom Austria AG ADR	4,200	116,760
#Uniqa Versicherungen AG	38,441	620,273
Vienna Insurance Group AG	29,097	1,394,022
Voestalpine AG	96,025	3,362,012
*Warimpex Finanz und Beteiligungs AG	7,537	21,632
*Wienerberger AG	92,548	1,730,800
*Wolford AG	1,281	21,265
*Zumtobel AG	27,628	591,056

TOTAL AUSTRIA		23,051,576

BELGIUM — (1.0%)
Ackermans & van Haaren NV	27,931	1,920,763
*Agfa-Gevaert NV	156,174	1,128,716
Anheuser-Busch InBev NV	113,374	5,657,596
*Arseus NV	4,736	56,383
Banque Nationale de Belgique SA	217	1,049,983
*Barco NV	14,077	576,815
Bekaert SA	13,644	1,985,744
#Belgacom SA	19,073	694,146
#Colruyt SA	2,295	558,946
Compagnie d’Entreprises CFE	4,277	206,311
*Compagnie Immobiliere de Belgique SA	2,015	69,307
Compagnie Maritime Belge SA	11,479	344,979
#*Deceuninck NV	22,670	46,609
Delhaize Group SA	4,167	326,648
#Delhaize Group SA Sponsored ADR	65,538	5,090,992
*Devgen NV	5,605	80,664
#*Dexia SA	273,686	1,692,107
*D’Ieteren SA	2,197	943,706
Duvel Moorgat SA	360	27,034
Econocom Group SA	4,469	59,917
#Elia System Operator SA NV	7,004	265,498
Euronav SA	15,809	345,872
EVS Broadcast Equipment SA	2,078	133,804
Exmar NV	7,180	61,230
*Fortis SA	851,074	2,996,035
Hamon & Compagnie International SA	743	28,842
Image Recognition Integrated Systems (I.R.I.S.) SA	843	50,918
#*International Brachtherapy SA	500	2,453
Ion Beam Applications SA	4,701	60,163
Jensen-Group NV	2,121	20,770

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*KBC Groep NV	87,501	$3,767,012
Kinepolis Group NV	11,035	486,205
*Lotus Bakeries SA	24	10,814
#*Melexis NV	4,772	46,965
Mobistar SA	8,610	541,679
#*Nyrstar NV	54,151	750,517
Omega Pharma SA	11,563	558,639
*Option NV	80,248	88,427
#*RealDolmen NV	1,244	29,780
Recticel SA	14,875	119,366
Rosier SA	38	15,221
*Roularta Media Group NV	12,286	261,837
SAPEC SA	208	17,622
Sioen Industries NV	4,626	28,869
Sipef NV	5,390	294,710
Solvay SA	49,042	4,860,485
#*Telenet Group Holding NV	19,890	572,234
Tessenderlo Chemie NV	25,790	820,123
*ThromboGenics NV	3,668	81,002
#UCB SA	91,631	4,096,359
Umicore SA	65,612	2,022,190
Van De Velde NV	1,613	70,415
*VPK Packaging Group SA	1,132	44,088

TOTAL BELGIUM		46,067,510

CANADA — (7.9%)
*20-20 Technologies, Inc.	600	1,598
Aastra Technologies, Ltd.	7,281	190,937
*Absolute Software Corp.	21,300	121,515
*Advantage Oil & Gas, Ltd.	131,700	837,559
Aecon Group, Inc.	56,400	716,308
*AEterna Zentaris, Inc.	6,800	5,851
AGF Management, Ltd. Class B	127,071	1,909,779
*Agnico Eagle Mines, Ltd.	16,431	830,578
Agrium, Inc.	55,700	3,132,848
*Ainsworth Lumber Co., Ltd.	519	1,039
Akita Drilling, Ltd.	11,400	104,698
*Alamos Gold, Inc.	32,600	347,571
*AlarmForce Industries, Inc.	2,900	19,636
#*Alexco Resource Corp.	9,700	28,848
*Alexis Minerals Corp.	173,000	63,100
Alimentation Couche-Taro, Inc. Class B	69,300	1,305,309
*Alter NRG Corp.	7,400	14,949
*Altius Minerals Corp.	28,500	205,237
*Amerigo Resources, Ltd.	79,100	53,264
#*Anderson Energy, Ltd.	103,900	128,266
Andrew Peller, Ltd.	1,900	13,505
*Angiotech Pharmaceuticals, Inc.	37,400	41,973
*Antrim Energy, Inc.	110,600	129,296
*Anvil Mining, Ltd.	74,400	225,444
*Arsenal Energy, Inc.	84,000	67,561
#Astral Media, Inc. Class A	46,294	1,468,160
*Atna Resource, Ltd.	5,200	3,258
*Atrium Innovations, Inc.	15,814	237,376
*ATS Automation Tooling System, Inc.	81,340	554,565
*Augusta Resource Corp.	25,200	58,920
*Aurizon Mines, Ltd.	17,600	64,853
*AXIA NetMedia Corp.	50,400	84,373
*Azure Dynamics Corp.	51,000	9,539
*B2Gold Corp.	26,267	30,707
*Baffinland Iron Mines Corp.	50,300	25,873

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Baja Mining Corp.	89,587	$56,136
#*Ballard Power Systems, Inc.	162,070	357,714
#Bank of Montreal	202,373	9,841,848
#Bank of Nova Scotia	172,301	7,223,992
#*Bankers Petroleum, Ltd.	40,733	227,427
Barrick Gold Corp.	132,617	4,603,921
BCE, Inc.	124,816	3,206,636
*Berens Energy, Ltd.	26,800	67,423
#*BioMS Medical Corp.	21,900	7,271
*BioteQ Environmental Technologies, Inc.	4,900	5,499
#Biovail Corp.	131,310	1,915,769
*Birch Mountain Resources, Ltd.	1,200	6
*Birchcliff Energy, Ltd.	97,100	826,383
#*Blackpearl Resources, Inc.	201,758	464,180
BMTC Group, Inc.	800	23,381
*BNK Petroleum, Inc.	10,779	16,633
Bombardier, Inc. Class B	136,200	641,990
*Boralex, Inc. Class A	26,894	241,964
#*Breakwater Resources, Ltd.	432,700	161,870
CAE, Inc.	198,315	1,582,069
*Caledonia Mining Corp.	83,000	5,046
Calfrac Well Services, Ltd.	28,700	612,786
Calian Technologies, Ltd.	1,000	16,105
*Calvalley Petroleum, Inc.	74,400	162,125
Cameco Corp.	34,500	932,476
Canaccord Capital, Inc.	60,500	554,501
Canada Bread Co., Ltd.	7,900	399,045
Canadian Imperial Bank of Commerce	116,574	6,966,639
Canadian National Railway Co.	54,400	2,712,750
Canadian National Resources, Ltd.	102,900	6,568,085
Canadian Pacific Railway, Ltd.	81,815	3,862,540
#Canadian Tire Corp. Class A	74,610	3,731,721
Canadian Utilities, Ltd. Class A	59,100	2,391,083
Canadian Western Bank	43,800	842,205
*Canadian Zinc Corp.	74,236	28,813
Canam Group, Inc. Class A	44,200	301,763
*Candente Copper Corp.	9,800	3,895
*Candente Gold Corp.	1,960	1,741
*Canfor Corp.	84,200	574,852
*Cangene Corp.	35,800	180,130
*CanWest Global Communications Corp.	22,200	1,246
*Capstone Mining Corp.	56,500	137,386
*Cardero Resource Corp.	18,400	23,920
#*Cardiome Pharma Corp.	12,700	64,851
*Carpathian Gold, Inc.	17,400	5,370
Cascades, Inc.	76,565	570,702
*Catalyst Paper Corp.	422,598	106,712
CCL Industries, Inc. Class B	30,800	723,300
*CE Franklin, Ltd.	13,700	92,123
*Celestica, Inc.	228,200	2,228,111
*Celtic Exploration, Ltd.	31,250	585,399
Cenovus Energy, Inc.	208,817	4,825,689
#*Centerra Gold, Inc.	66,006	668,548
*Cequence Energy, Ltd.	32,400	89,693
*CGI Group, Inc.	238,000	3,136,236
*Chariot Resouces, Ltd.	231,000	88,576
*Churchill Corp. (The)	7,500	137,550
#CI Financial Corp.	26,600	543,070
*CIC Energy Corp.	53,350	65,362
#*Cinch Energy Corp.	42,792	60,031
Clairvest Group, Inc.	1,100	12,679

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Clarke, Inc.	13,900	$45,499
*Claude Resources, Inc.	32,600	31,708
#*Coalcorp Mining, Inc.	62,457	9,346
*Coastal Contacts, Inc.	16,400	25,001
Cogeco Cable, Inc.	15,000	557,774
*COM DEV International, Ltd.	46,300	150,256
#*Comaplex Minerals Corp.	17,100	130,499
#*Compton Petroleum Corp.	182,200	161,880
Computer Modelling Group, Ltd.	1,100	14,763
#*Connacher Oil & Gas, Ltd.	346,700	389,095
#*Consolidated Thompson Iron Mines, Ltd.	149,600	1,005,961
Constellation Software, Inc.	1,100	39,093
*CoolBrands International, Inc.	500	561
Corby Distilleries, Ltd.	8,750	126,596
*Corridor Resources, Inc.	89,500	364,110
Corus Entertainment, Inc. Class B	117,100	2,036,998
*Cott Corp.	61,900	501,915
#Crescent Point Energy Corp.	51,800	1,833,650
*Crew Energy, Inc.	73,108	903,893
*Crowflight Minerals, Inc.	54,500	7,900
*Crystallex International Corp.	197,800	49,947
*CVTech Group, Inc.	9,700	14,515
*Cyberplex Inc.	36,700	35,353
Dalsa Corp.	11,700	87,538
*Delphi Energy Corp.	67,600	121,386
#*Denison Mines Corp.	220,620	292,991
*Descartes Systems Group, Ltd. (The)	35,300	208,647
#*Detour Gold Corp.	6,993	91,758
*DiagnoCure, Inc.	20,200	20,025
Dorel Industries, Inc. Class B	24,100	687,895
*DragonWave, Inc.	2,000	22,408
*Dundee Precious Metals, Inc.	61,798	193,615
DundeeWealth, Inc.	42,400	565,466
*Dynasty Metals & Mining, Inc.	6,200	25,803
*Eastern Platinum, Ltd.	506,500	558,962
*Eastmain Resources, Inc.	27,600	40,526
easyhome, Ltd.	500	3,741
EGI Financial Holdings, Inc.	900	9,284
#*Eldorado Gold Corp. (2307873)	67,400	800,542
*Eldorado Gold Corp. (B4ZH478)	159,448	1,914,126
*Ember Resources, Inc.	59	46
Emera, Inc.	8,908	192,698
Empire Co., Ltd. Class A	21,300	953,794
Enbridge, Inc.	70,596	3,064,167
EnCana Corp.	208,817	6,386,080
#*Endeavour Silver Corp.	20,100	62,974
Enghouse Systems, Ltd.	11,429	84,976
Ensign Energy Services, Inc.	129,400	1,817,711
#*Entree Gold, Inc.	16,600	43,159
*Epsilon Energy, Ltd.	36,242	88,465
*Equinox Minerals, Ltd.	302,377	981,294
Equitable Group, Inc.	10,055	194,094
*Etruscan Resources, Inc.	15,100	5,508
*Euro Goldfields, Ltd.	148,900	756,163
Evertz Technologies, Ltd.	11,200	160,052
Exco Technologies, Ltd.	7,600	19,546
*Exfo Electro-Optical Engineering, Inc.	15,876	80,475
*Fairborne Energy, Ltd.	70,476	322,967
Fairfax Financial Holdings, Inc.	12,500	4,241,408
*Far West Mining, Ltd.	10,800	40,402
#*Farallon Mining, Ltd.	210,000	102,128

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Finning International, Inc.	132,200	$2,145,120
#First Quantum Minerals, Ltd.	43,713	3,170,393
#*First Uranium Corp.	105,600	189,621
*FirstService Corp.	9,700	186,788
*Flint Energy Services, Ltd.	37,800	405,840
*FNX Mining Co., Inc.	41,966	473,332
#*Formation Capital Corp.	7,700	12,458
#*Forsys Metals Corp.	22,300	84,883
Fortis, Inc.	53,400	1,383,381
#*Fortune Minerals, Ltd.	15,400	11,522
Forzani Group, Ltd. Class A	37,500	522,212
#Franco-Nevada Corp.	48,400	1,223,976
*Fraser Papers, Inc.	6,400	389
*Fronteer Development Group, Inc.	84,375	336,159
*Galleon Energy, Inc. Class A	69,020	347,279
*Gammon Gold, Inc.	37,700	325,082
*GBS Gold International, Inc.	42,400	—
Gennum Corp.	29,100	125,191
George Weston, Ltd.	26,700	1,720,486
Gerdau Ameristeel Corp.	136,400	1,021,804
#*Gildan Activewear, Inc.	54,600	1,170,894
*Glacier Media, Inc.	22,700	42,460
Glentel, Inc.	3,800	51,603
*Globestar Mining Corp.	35,100	34,468
Gluskin Shef & Associates, Inc.	1,400	27,444
*GLV, Inc.	4,500	38,803
GMP Capital, Inc.	8,800	97,609
Goldcorp, Inc.	190,221	6,447,144
#*Golden Star Resources, Ltd.	261,200	715,750
*Grande Cache Coal Corp.	62,000	302,679
#*Great Basin Gold, Ltd.	261,600	423,257
*Great Canadian Gaming Corp.	76,200	540,188
Great-West Lifeco, Inc.	55,900	1,353,520
*Greystar Resources, Ltd.	6,700	31,330
Groupe Aeroplan, Inc.	183,224	1,903,782
*Guyana Goldfields, Inc.	21,800	130,280
*Hanfeng Evergreen, Inc.	25,900	173,434
*Hanwei Energy Services Corp.	17,862	11,192
Harry Winston Diamond Corp.	74,100	681,228
*Helix BioPharma Corp.	900	2,235
*Hemisphere GPS, Inc.	46,880	45,598
*Heroux-Devtek, Inc.	27,600	135,516
Home Capital Group, Inc.	19,200	702,100
*Horizon North Logistics, Inc.	4,650	6,784
*HudBay Minerals, Inc.	169,409	1,915,506
Husky Energy, Inc.	11,800	293,552
*Hydrogenics Corp.	17,500	6,219
IAMGOLD Corp.	357,182	4,706,752
IESI-BFC, Ltd.	64,462	1,017,044
IGM Financial, Inc.	28,900	1,127,620
*Imax Corp.	18,100	232,249
#*Imperial Metals Corp.	28,700	398,592
Imperial Oil, Ltd.	15,803	568,125
#Indigo Books & Music, Inc.	3,600	54,509
Industrial Alliance Insurance & Financial Services, Inc.	98,400	2,950,390
Inmet Mining Corp.	51,894	2,628,066
*Innergex Renewable Energy, Inc.	100	508
*Insignia Energy, Ltd.	4,148	8,961
Intact Financial Corp.	80,700	2,849,878
#*Inter-Citic Minerals, Inc.	9,600	7,632
*Intermap Technologies, Ltd.	19,600	36,661

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*International Forest Products, Ltd. Series A	32,700	$135,173
International Royalty Corp.	77,100	517,004
*Intertape Polymer Group, Inc.	36,100	118,842
*Iteration Energy, Ltd.	176,358	199,573
#*Ivanhoe Energy, Inc.	102,500	301,964
*Ivanhoe Mines, Ltd.	87,700	1,228,661
*Ivernia, Inc.	156,000	55,441
#*Jaguar Mining, Inc.	18,900	185,421
Jean Coutu Group (PJC), Inc. Class A (The)	95,600	861,898
#*Jinshan Gold Mines, Inc.	28,700	72,471
*KAB Distribution, Inc.	27,975	14
*Katanga Mining, Ltd.	143,784	95,475
Keystone North America, Inc.	2,000	14,889
*Kimber Resources, Inc.	15,200	15,779
Kingsway Financial Services, Inc.	67,900	106,684
Kinross Gold Corp.	156,129	2,527,560
#*Kirkland Lake Gold, Inc.	11,500	77,437
#*Labopharm, Inc.	20,600	53,752
#*Lake Shore Gold Corp.	196,651	579,332
#*Laramide Resources, Ltd.	41,100	54,198
Laurentian Bank of Canada	28,640	1,018,638
#Le Chateau, Inc.	9,300	120,202
Leon’s Furniture, Ltd.	27,319	268,272
Linamar Corp.	55,500	703,839
*Linear Gold Corp.	28,100	45,727
Loblaw Cos., Ltd.	57,100	1,873,873
*Logibec Group Informatique, Ltd.	900	18,307
*Lundin Mining Corp.	399,189	1,564,276
*MacDonald Dettweiler & Associates, Ltd.	24,500	892,471
Magna International, Inc. Class A	101,187	5,566,350
*Mahalo Energy, Ltd.	683	13
Major Drilling Group International, Inc.	26,300	635,086
Manitoba Telecom Services, Inc.	14,600	462,202
Manulife Financial Corp.	479,773	8,767,608
Maple Leaf Foods, Inc.	68,800	717,437
*March Networks Corp.	5,000	20,108
Marsulex, Inc.	1,200	12,906
*Martinrea International, Inc.	45,800	353,379
#Matrikon, Inc.	7,200	23,231
*Maxim Power Corp.	24,537	77,793
*MDC Partners, Inc. Class A	11,300	96,170
*MDN, Inc.	24,200	11,543
*MDS, Inc.	76,126	563,158
Mediagrif Interactive Technologies, Inc.	1,100	6,142
#*Mega Uranium, Ltd.	222,600	131,155
Methanex Corp.	106,400	2,378,265
Metro, Inc. Class A	75,700	2,766,050
*MGM Energy Corp.	248	57
*Midnight Oil Exploration, Ltd.	4,200	4,164
#*Migao Corp.	26,800	176,954
#*Minco Silver Corp.	6,700	11,154
*Minera Andes, Inc.	165,500	111,443
*Miranda Technologies, Inc.	17,400	79,250
MKS, Inc.	100	891
Mosaid Technologies, Inc.	8,200	162,428
Mullen Group, Ltd.	47,102	704,823
#National Bank of Canada	95,243	5,033,605
*Nautilus Minerals, Inc.	8,000	15,787
*Neo Material Technologies, Inc.	77,100	306,453
#*New Gold, Inc.	336,800	1,351,295
*Newalta Corp.	36,172	315,628

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Nexen, Inc.	166,522	$3,645,808
*NGEx Resources, Inc.	21,259	14,116
Niko Resources, Ltd.	13,900	1,283,597
*Norbord, Inc.	8,930	138,303
*North American Energy Partners, Inc.	300	1,639
#*North American Palladium, Ltd.	49,800	169,998
*Northgate Minerals Corp.	282,900	714,361
*Northstar Aerospace, Inc.	3,323	3,263
#*NovaGold Resources, Inc.	34,200	179,116
*Nuvista Energy, Ltd.	79,713	936,353
*Olympus Pacific Minerals, Inc.	13,600	3,307
#*Oncolytics Biotech, Inc.	15,300	36,202
Onex Corp.	80,068	1,849,595
*Open Range Energy Corp.	10,800	24,342
*Open Text Corp.	50,300	1,981,893
#*OPTI Canada, Inc.	226,021	407,969
*Orleans Energy, Ltd.	23,400	56,024
*Oromin Explorations, Ltd.	5,500	3,652
*Orvana Minerals Corp.	36,000	36,025
*Osisko Mining Corp.	64,400	472,196
Pacific Northern Gas, Ltd.	200	3,947
*Pacific Rubiales Energy Corp.	172,974	2,310,095
*Paladin Labs, Inc.	4,600	82,385
#*Pan Amer Silver Corp.	66,000	1,393,145
*Paramount Resources, Ltd. Class A	36,600	522,001
*Parex Resources, Inc.	5,200	21,106
*Parkbridge Lifestyles Communities, Inc.	11,300	53,369
Pason Systems, Inc.	21,919	235,743
#*Petaquilla Minerals, Ltd.	44,900	29,814
#PetroBakken Energy, Ltd.	73,970	2,051,167
#*Petrobank Energy & Resources, Ltd.	23,149	1,143,757
#*Petrolifera Petroleum, Ltd.	112,900	97,141
#*Petrominerales, Ltd.	6,400	135,991
*Phoscan Chemical Corp.	114,000	41,581
#*Platinum Group Metals, Ltd.	1,800	3,300
*Plutonic Power Corp.	12,600	41,480
*Points International, Ltd.	64,200	30,021
*Polaris Miner Corp.	6,700	13,159
#*PolyMet Mining Corp.	16,300	47,257
#Potash Corp. of Saskatchewan, Inc.	12,800	1,267,969
#*Potash One, Inc.	18,700	51,592
Progress Energy Resources Corp.	156,000	2,014,833
*ProMetic Life Sciences, Inc.	41,000	7,285
*ProspEx Resouces, Ltd.	26,607	42,302
*Pulse Seismic, Inc.	59,500	83,470
*Pure Energy Services, Ltd.	9,000	22,053
*QLT, Inc.	89,400	409,689
#*Quadra Mining, Ltd.	90,700	1,213,857
Quebecor, Inc. Class B	49,100	1,316,527
*Queenston Mining, Inc.	6,500	26,079
*Quest Capital Corp.	121,236	141,730
#*Questerre Energy Corp.	29,300	84,399
#*Red Back Mining, Inc.	69,000	1,037,017
Reitmans Canada, Ltd.	31,100	469,445
#Rentcash, Inc.	7,253	81,535
*Research In Motion, Ltd.	23,400	1,476,547
*Resin Systems, Inc.	34,800	11,391
#*Resverlogix Corp.	8,600	21,636
Richelieu Hardware, Ltd.	11,700	252,766
*Richmont Mines, Inc.	14,300	54,432
#Ritchie Brothers Auctioneers, Inc.	18,600	391,048

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Rock Energy, Inc.	23,500	$95,604
Rogers Communications, Inc. Class B	22,200	692,628
*RONA, Inc.	124,107	1,811,840
Royal Bank of Canada	162,793	7,959,615
*Rubicon Minerals Corp.	56,800	226,297
*RuggedCom, Inc.	800	15,039
#Russel Metals, Inc.	95,020	1,537,382
Samuel Manu-Tech, Inc.	5,100	21,941
#*Sandvine Corp.	834,400	1,014,468
#Saputo, Inc.	29,700	793,018
Savanna Energy Services Corp.	64,200	408,286
Sceptre Invesment Counsel, Ltd.	900	4,840
*Scorpio Mining Corp.	32,467	19,737
*Seabridge Gold, Inc.	5,700	137,642
*SEMAFO, Inc.	133,000	564,714
Shaw Communictions, Inc. Class B	28,100	522,974
ShawCor, Ltd.	35,700	943,542
Sherritt International Corp.	267,400	1,535,502
Shoppers Drug Mart Corp.	22,000	875,473
#*Shore Gold, Inc.	155,227	127,753
*Sierra Wireless, Inc.	33,000	364,181
*Silver Standard Resources, Inc.	31,300	543,597
*Silver Wheaton Corp.	161,400	2,226,467
Silvercorp Metals, Inc.	28,300	149,539
*Sino-Forest Corp.	130,400	2,264,698
SNC-Lavalin Group, Inc.	15,900	728,195
*Softchoice Corp.	5,700	39,715
#*Sprott Resource Corp.	61,700	252,744
*St. Andrew Goldfields, Ltd.	53,000	39,158
*Stantec, Inc.	32,900	828,308
*Starfield Resources, Inc.	45,300	4,025
Stella-Jones, Inc.	2,800	66,697
*Storm Cat Energy Corp.	500	19
*Storm Exploration, Inc.	9,300	110,548
#*Stornoway Diamond Corp.	166,420	82,490
Student Transportation, Inc.	36,500	159,074
Sun Life Financial, Inc.	257,700	7,526,744
Suncor Energy, Inc.	402,417	12,705,739
*SunOpta, Inc.	69,500	201,496
*Sun-Rype Products, Ltd.	100	827
#Superior Plus Corp.	28,400	356,975
*SXC Health Solutions Corp.	9,600	450,798
*Tahera Diamond Corp.	15,580	1,457
Talisman Energy, Inc.	499,600	8,265,536
#*Tanzanian Royalty Exploration Corp.	13,400	52,384
*Taseko Mines, Ltd.	55,600	236,596
*Teck Resources, Ltd. Class B	337,587	11,053,468
Telus Corp.	16,961	525,525
*Telus Corp., Non-Voting Shares	257	7,706
*Terra Energy Corp.	2,000	2,824
*Theratechnologies, Inc.	35,600	154,486
#*Thompson Creek Metals Co., Inc.	127,000	1,477,559
#Thomson Reuters Corp.	166,778	5,569,925
Tim Hortons, Inc.	31,600	909,359
#*Timminco, Ltd.	23,700	25,933
#TMX Group, Inc.	17,400	492,586
#Toromont Industries, Ltd.	33,000	840,393
Toronto Dominion Bank	235,160	13,855,581
#Torstar Corp. Class B	63,200	383,603
*Total Energy Services, Inc.	20,600	133,127
TransAlta Corp.	139,338	2,900,785

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Transat A.T., Inc. Class B	2,900	$57,363
TransCanada Corp.	118,764	3,795,339
Transcontinental, Inc. Class A	48,216	563,215
TransForce, Inc.	52,593	399,889
*Transglobe Energy Corp.	51,700	183,736
*Transition Therapeutics, Inc.	5,111	14,197
Trican Well Service, Ltd.	57,600	744,477
Trinidad Drilling, Ltd.	98,800	646,809
TVA Group, Inc. Class B	4,447	56,313
*Twin Butte Energy, Ltd.	25,000	28,291
*UEX Corp.	142,100	142,200
Uni-Select, Inc.	15,100	414,058
#*Uranium One, Inc.	467,480	1,447,144
*Ur-Energy, Inc.	83,500	66,378
#*UTS Energy Corp.	385,000	874,959
*Vecima Network, Inc.	2,200	15,431
*Vector Aerospace Corp.	12,300	70,861
*Vero Energy, Inc.	33,200	213,933
*Virginia Mines, Inc.	6,950	35,554
*Viterra, Inc.	288,658	2,572,748
*Vitran Corp., Inc.	2,400	21,256
*Webtech Wireless, Inc.	15,500	8,553
*Wescast Industries, Inc.	247	508
Wesdome Gold Mines, Ltd.	60,300	125,196
*West 49, Inc.	2,133	938
*West Energy, Ltd.	71,000	281,543
West Fraser Timber Co., Ltd.	25,700	786,924
*Westaim Corp.	100	56
*Western Coal Corp.	60,500	191,246
Western Financial Group, Inc.	36,865	96,882
*Westjet Airlines, Ltd.	6,100	72,795
*Westport Innovations, Inc.	7,228	89,974
Wi-LAN, Inc.	74,100	184,340
Winpak, Ltd.	26,460	207,127
*Wireless Matrix Corp.	29,700	28,610
*Xceed Mortgage Corp.	7,500	11,433
*Xtreme Coil Drilling Corp.	13,800	72,920
Yamana Gold, Inc.	386,016	3,888,139
*YM Biosciences, Ltd.	15,400	24,773
*Zarlink Semiconductor, Inc.	63,900	71,714
ZCL Composite, Inc.	10,000	36,194

TOTAL CANADA		359,862,570

DENMARK — (0.8%)
A.P. Moller - Maersk A.S.	312	2,434,844
*Aarhus Lokalbank A.S.	809	10,078
*Affitech A.S.	10,000	1,272
#*Aktieselskabet Roskilde Bank A.S.	4,500	293
*Aktieselskabet Skjern Bank A.S.	210	5,879
Alk-Abello A.S.	4,901	374,758
*Alm. Brand A.S.	8,430	145,820
*Amagerbanken A.S.	21,546	142,990
Ambu A.S.	2,123	48,500
#Auriga Industries A.S. Series B	10,755	214,804
*Bang & Olufsen Holdings A.S.	23,457	288,902
#*Bavarian Nordic A.S.	5,889	186,795
*Bavarian Nordic A.S. I-10 Shares	2,944	94,024
*BoConcept Holding A.S.	450	15,037
*Brodrene Hartmann A.S. Series B	2,300	37,580
*Capinordic A.S.	24,798	14,694
Carlsberg A.S. Series B	51,979	3,876,771

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Coloplast A.S.	3,250	$352,480
D/S Norden A.S.	20,482	895,051
*Dalhoff, Larson & Horneman A.S. Series B	9,916	32,291
Danisco A.S.	43,973	3,063,648
*Danske Bank A.S.	124,237	2,951,049
*DFDS A.S.	1,570	113,855
*DiBa Bank A.S.	10,296	117,672
*Djursland Bank A.S.	1,040	27,544
#*DSV A.S.	103,658	1,839,218
East Asiatic Co., Ltd. A.S.	15,063	471,426
*Fionia Holding A.S.	53,180	—
#FLSmidth & Co. A.S.	38,071	2,426,003
Fluegger A.S. Series B	350	26,292
#*Genmab A.S.	15,359	277,546
*GN Store Nord A.S.	166,763	1,016,414
*Greentech Energy Systems A.S.	36,127	140,638
*Gronlandsbanken A.S.	290	21,094
*H&H International A.S. Series B	4,640	58,847
H. Lundbeck A.S.	19,503	364,089
Harboes Bryggeri A.S.	2,270	47,159
*IC Companys A.S.	4,735	171,917
Jeudan A.S.	1,343	115,974
*Jyske Bank A.S.	51,268	1,897,745
*Lastas A.S. Series B	31	201
*Maconomy Corp. A.S.	10,500	19,193
*NeuroSearch A.S.	10,328	159,795
*NKT Holding A.S.	17,871	1,039,352
*Nordjyske Bank A.S.	3,195	67,604
*Norresundby Bank A.S.	880	29,023
Novo-Nordisk A.S. Series B	2,000	135,321
Novo-Nordisk A.S. Sponsored ADR	22,700	1,530,661
#Novozymes A.S. Series B	4,419	452,512
*Ostjydsk Bank A.S.	285	21,247
#*Parken Sport & Entertainment A.S.	724	37,567
Per Aarsleff A.S. Series B	1,199	127,575
*Ringkjoebing Landbobank A.S.	2,762	325,087
Rockwool International A.S.	5,950	681,366
#*Royal Unibrew A.S.	5,521	140,347
Satair A.S.	1,730	65,613
Schouw & Co. A.S.	9,976	175,662
SimCorp A.S.	1,323	235,802
*Sjaelso Gruppen A.S.	16,070	30,738
Solar Holdings A.S. Series B	2,729	176,683
Sondagsavisen A.S.	3,000	21,832
*Spar Nord Bank A.S.	34,481	392,801
*Sparbank A.S.	1,926	37,937
*Sparekassen Faaborg A.S.	271	42,951
#*Sydbank A.S.	65,219	1,681,866
Thrane & Thrane A.S.	3,499	90,642
Tivoli A.S.	90	52,747
*TK Development A.S.	30,202	160,684
#*Topdanmark A.S.	7,535	915,255
*TopoTarget A.S.	120,726	63,199
Torm A.S.	17,646	193,523
Torm A.S. ADR	23,082	253,671
Trygvesta A.S.	12,050	734,320
*Vestas Wind Systems A.S.	33,103	1,741,168
*Vestjysk Bank A.S.	23,022	384,963
*William Demant Holding A.S.	3,287	256,537

TOTAL DENMARK		36,796,438

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (1.3%)
Ahlstrom Oyj	15,827	$211,039
#*Aldata Solutions Oyj	22,500	16,487
Alma Media Oyj	12,730	130,257
Amer Sports Oyj Series A	135,290	1,472,688
Aspo Oyj	7,309	68,840
Atria P.L.C.	18,777	293,342
Bank of Aland P.L.C.	1,000	34,593
BasWare Oyj	4,070	98,973
*Biotie Therapies Corp. Oyj	16,215	12,368
Cargotec Oyj Series B	20,326	576,615
Componenta Oyj	4,400	25,966
Comptel P.L.C.	51,194	57,274
Cramo Oyj	11,617	229,284
Digia P.L.C.	10,944	54,421
Efore Oyj	7,109	9,125
*Elcoteq SE	14,272	25,911
#*Elektrobit Corp. Oyj	432,696	573,550
Elisa Oyj	76,185	1,661,262
Etteplan Oyj	7,802	32,297
*Finnair Oyj	67,697	358,544
*Finnlines Oyj	17,325	189,130
Fiskars Oyj Abp Series A	25,877	426,147
#Fortum Oyj	93,417	2,370,611
F-Secure Oyj	10,500	41,140
Glaston Oyj Abp	9,400	15,497
HKScan Oyj Series A	20,812	258,887
Huhtamaki Oyj	92,888	1,245,228
#Ilkka-Yhtyma Oyj	33,264	284,396
KCI Konecranes Oyj	19,799	581,036
Kemira Oyj	73,405	1,141,043
Kesko Oyj	53,843	1,731,657
Kone Oyj Series B	35,243	1,419,455
Laennen Tehtaat Oyj	1,800	42,371
#Lassila & Tikanoja Oyj	15,665	341,014
*Lemminkainen Oyj	34,746	1,133,330
#Metso Corp. Oyj	82,406	2,765,661
Metso Corp. Oyj Sponsored ADR	10,246	340,782
*M-Real Oyj Series B	222,705	528,426
#Neste Oil Oyj	104,620	1,711,582
Nokia Oyj	16,825	230,874
#Nokia Oyj Sponsored ADR	159,500	2,183,555
#Nokian Renkaat Oyj	53,099	1,283,781
Okmetic Oyj	11,049	47,292
Olvi Oyj Series A	3,350	126,891
Oriola-KD Oyj Series A	1,000	6,271
Oriola-KD Oyj Series B	70,021	436,690
Orion Oyj Series A	13,037	285,734
Orion Oyj Series B	35,639	779,602
#Outokumpu Oyj Series A	95,356	1,721,007
Outotec Oyj	9,064	304,028
PKC Group Oyj	17,329	192,635
#Pohjola Bank P.L.C.	153,856	1,576,468
Ponsse Oyj	56,952	578,557
Poyry Oyj	10,794	170,029
Raisio P.L.C.	154,444	607,402
#*Ramirent Oyj	89,332	890,875
Rapala VMC Oyj	14,912	105,436
#Rautaruukki Oyj Series K	65,187	1,334,441
#Ruukki Group Oyj	187,282	538,535
Sampo Oyj	189,375	4,574,578
Sanoma Oyj	58,265	1,289,780

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Scanfil Oyj	17,754	$74,197
Stockmann Oyj Abp Series A	8,998	295,217
#Stockmann Oyj Abp Series B	14,860	448,925
Stora Enso Oyj Series R	509,615	3,129,258
Stora Enso Oyj Sponsored ADR	109,100	661,146
Tecnomen Lifetree Oyj	215,467	288,120
Teleste Oyj	6,970	37,052
Tieto Oyj	55,551	1,236,463
Turkistuottajat Oyj	1,600	16,902
#UPM-Kymmene Oyj	533,286	5,848,672
UPM-Kymmene Oyj Sponsored ADR	78,154	848,752
#Uponor Oyj Series A	42,609	808,774
#Vacon Oyj	2,122	74,978
#Vaisala Oyj Series A	4,589	158,790
#Wartsila Corp. Oyj Series B	45,706	2,151,253
Yit Oyj	65,662	1,455,739

TOTAL FINLAND		59,308,928

FRANCE — (6.9%)
Accor SA	19,546	986,103
#Aeroports de Paris SA	10,794	841,093
*Air France-KLM SA	118,390	1,929,165
Air Liquide SA	21,045	2,232,109
#*Alcatel-Lucent SA	111,418	375,275
*Alcatel-Lucent SA Sponsored ADR	1,724,076	5,741,173
Alstom SA	18,207	1,215,683
*ALTEN SA	6,975	199,516
#*Altran Technologies SA	91,007	539,679
April Group SA	5,587	171,196
*Archos SA	676	2,875
Arkema SA	36,067	1,376,797
Assystem SA	12,164	144,034
#*Atari SA	26,866	155,924
#*Atos Origin SA	52,648	2,448,527
Aubay SA	3,818	21,438
Audika SA	1,077	39,459
*Aurea SA	309	3,353
*Avanquest Software SA	1,259	6,496
Avenir Telecom SA	14,156	21,850
AXA SA	3,850	79,275
#AXA SA Sponsored ADR	468,270	9,641,679
#Beneteau SA	18,392	329,523
bioMerieux SA	3,881	426,671
BNP Paribas SA	282,516	20,182,101
Boiron SA	3,720	158,259
#Bonduelle SA	2,952	353,232
*Bongrain SA	7,954	611,069
#Bourbon SA	55,420	2,151,846
*Boursorama SA	15,231	206,545
Bouygues SA	81,842	4,029,159
*Bull SA	33,785	161,357
Bureau Veritas SA	9,495	457,464
Canal Plus SA	10,302	85,321
Capgemini SA	118,996	5,283,878
#Carbone Lorraine SA	18,645	638,199
Carrefour SA	52,357	2,554,465
#Casino Guichard Perrachon SA	32,576	2,672,895
#*Cegedim SA	1,443	115,644
*CEGID Group SA	13,968	367,179
Christian Dior SA	19,425	1,962,142
#Cie Generale D’Optique Essilor Intenational SA	20,406	1,187,057

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Ciments Francais SA	7,304	$715,207
*Club Mediterranee SA	9,596	164,467
CNP Assurances SA	17,922	1,586,495
#Compagnie de Saint-Gobain SA	199,892	9,548,947
#*Compagnie Generale de Geophysique-Veritas SA	29,777	728,259
#*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	121,554	2,962,271
Compagnie Generale des Establissements Michelin SA Series B	82,860	6,416,518
Credit Agricole SA	276,618	4,336,225
*CS Communication & Systemes SA	2,624	28,874
Danone SA	15,069	861,692
Dassault Systemes SA	7,772	446,445
#Dassault Systemes SA ADR	5,637	326,100
Delachaux SA	5,583	295,222
Derichebourg SA	25,343	113,235
#EDF Energies Nouvelles SA	10,871	543,144
*Eiffage SA	30,289	1,580,077
Electricite de France SA	13,190	709,008
Electricite de Strasbourg SA	606	97,226
Entrepose Contracting SA	189	16,621
Eramet SA	2,073	624,095
*Esso S.A.F.	3,830	507,220
#Establissements Maurel et Prom SA	163,084	2,748,770
*Etam Developpement SA	26,635	685,832
Euler Hermes SA	22,049	1,785,505
*Euro Disney SCA	13,110	88,559
#European Aeronautic Defence & Space Co.	224,358	4,384,957
Eutelsat Communications SA	19,212	620,098
#Exel Industries SA	1,907	69,331
*Faiveley SA	1,178	94,453
#*Faurecia SA	14,613	307,206
#Fimalac SA	7,726	410,325
Fleury Michon SA	665	33,503
France Telecom SA	120,799	2,769,580
#France Telecom SA Sponsored ADR	212,700	4,904,862
*Gascogne SA	555	27,694
Gaumont SA	768	46,833
GDF Suez SA	332,503	12,572,357
GDF Suez SA Sponsored ADR	668	25,184
#*Gemalto NV	85,331	3,387,553
GFI Informatique SA	48,262	190,769
Gifi SA	712	52,641
Ginger Groupe Ingenierie Europe SA	1,542	31,285
GL Events SA	15,066	323,011
Groupe Crit SA	2,059	55,441
Groupe Danone SA	35,600	406,196
*Groupe Eurotunnel SA	395,921	3,816,975
#Groupe Open SA	2,036	16,634
#Groupe Steria SCA	32,612	951,236
Guerbet SA	561	75,412
Guyenne et Gascogne SA	4,440	388,243
#Haulotte Group SA	21,780	192,200
#Havas SA	376,682	1,646,056
#Hermes International SA	8,123	1,118,080
#Iliad SA	3,295	365,200
Imerys SA	41,503	2,295,275
*IMS International Metal Service SA	1,335	18,180
Ingenico SA	24,733	585,418
Inter Parfums Holdings SA	2,389	58,073
Ipsen SA	7,113	382,468
Ipsos SA	20,601	646,932
#*JC Decaux SA	52,548	1,351,035

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Kaufman & Broad SA	549	$13,036
Korian SA	7,225	191,581
Lafarge SA	60,434	4,470,541
Lafarge SA Sponsored ADR	82,410	1,524,585
#Lagardere SCA	121,012	4,688,966
Laurent-Perrier SA	1,163	99,794
*Lectra SA	39,082	114,796
#Legrand SA	47,639	1,374,612
*Lisi SA	1,725	92,598
L’Oreal SA	9,223	972,469
#*LVL Medical Groupe SA	1,560	36,523
LVMH Moet Hennessy Louis Vuitton SA	17,187	1,872,611
M6 Metropole Television SA	28,482	756,430
Maisons France Confort SA	1,648	60,232
#*Manitou BF SA	14,306	198,315
Manutan International SA	1,789	99,138
#*Meetic SA	6,770	189,073
*METabolic EXplorer SA	1,976	18,286
*Montupet SA	24,394	138,061
#Mr. Bricolage SA	5,705	101,309
*Natixis SA	766,093	3,532,327
#Naturex SA	1,307	48,912
#Neopost SA	13,765	1,095,367
#Nexans SA	38,506	3,078,756
*Nexity SA	33,053	1,202,034
Norbert Dentressangle SA	2,916	185,804
*NRJ Group SA	163,222	1,432,795
*Oeneo SA	14,931	25,641
#*Orco Property Group SA	3,090	27,102
#Orpea SA	7,832	338,887
#PagesJaunes SA	101,854	1,098,910
*Parrot SA	2,707	45,825
#Pernod-Ricard SA	43,584	3,505,803
#*Peugeot SA	155,988	5,063,695
Pierre & Vacances SA	4,131	291,159
Plastic Omnium SA	4,095	134,073
PPR SA	39,212	4,781,770
#Publicis Groupe SA	34,815	1,432,231
#Publicis Groupe SA ADR	50,046	1,015,934
Radiall SA	200	17,509
Rallye SA	15,198	534,954
*Recylex SA	3,509	40,396
#Remy Cointreau SA	26,146	1,310,474
*Renault SA	102,430	4,808,485
*Rexel SA	144,533	2,039,068
#*Rhodia SA	52,016	923,352
Robertet SA	752	87,833
*Rodriguez Group SA	1,164	4,680
*Rougier SA	540	14,748
#Rubis SA	6,157	510,766
*Sa des Ciments Vicat SA	4,106	302,916
Safran SA	140,348	2,740,993
Saft Groupe SA	4,429	189,924
SAMSE SA	546	44,301
*Sanofi - Aventis SA	2,000	147,889
#Sanofi - Aventis SA ADR	423,195	15,577,808
#Schneider Electric SA	86,442	8,917,764
SCOR SE	226,234	5,241,442
SEB SA	30,795	1,999,573
Sechilienne SA	3,546	119,943
*SeLoger.com SA	8,965	312,477

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Sequana SA	4,008	$44,085
SES SA	57,640	1,264,299
Societe BIC SA	24,379	1,733,758
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	1,430	96,116
Societe Generale Paris SA	176,450	10,208,913
#*Societe Industrielle D’Aviations Latecoere SA	3,518	27,852
Societe Marseillaise du Tunnel Prado Carenage SA	8,183	315,563
Societe Television Francaise 1 SA	141,997	2,448,579
#Sodexo SA	18,158	994,581
Sodexo SA Sponsored ADR	3,800	201,020
#*Soitec SA	97,278	1,362,179
Somfy SA	1,174	218,911
Sopra Group SA	4,011	296,591
Sperian Protection SA	7,165	481,616
*Spir Communication SA	1,034	32,832
Stallergenes SA	1,397	111,360
Stef-TFE SA	3,120	185,483
STMicroelectronics NV	209,373	1,714,616
#STMicroelectronics NV ADR	332,630	2,707,608
Sucriere de Pithiviers Le Vieil SA	58	58,226
#Suez Environnement SA	33,218	752,985
Synergie SA	2,498	65,199
#*Technicolor SA	72,740	96,057
Technip SA	47,279	3,232,045
Technip SA ADR	26,593	1,833,321
Teleperformance SA	37,206	1,214,408
Tessi SA	412	28,605
Thales SA	32,791	1,486,086
#*Theolia SA	21,133	95,641
*Thomson SA Sponsored ADR	43,600	54,500
Total SA	18,701	1,080,794
Total SA Sponsored ADR	155,727	8,968,318
#Toupargel Groupe SA	15,115	342,150
*Trigano SA	13,259	281,722
#*UbiSoft Entertainment SA	30,996	422,891
Union Financiere de France Banque SA	1,141	41,532
#*Valeo SA	93,013	3,055,240
#Vallourec SA	40,060	6,890,474
*Valtech SA	24,523	14,621
Veolia Environnement SA	3,325	109,171
#Veolia Environnement SA ADR	44,457	1,457,300
Viel et Compagnie SA	45,441	194,912
#Vilmorin & Cie SA	2,162	243,614
Vinci SA	73,624	3,932,035
#Virbac SA	1,272	125,080
Vivendi SA	253,452	6,589,398
*VM Materiaux SA	811	50,730
#Vranken Pommery Monopole SA	1,788	73,872
#Zodiac Aerospace SA	50,808	2,136,142

TOTAL FRANCE		315,253,722

GERMANY — (5.0%)
A.S. Creation Tapeton AG	906	32,314
*Aareal Bank AG	25,395	452,860
ADCapital AG	4,082	42,384
#Adidas-Salomon AG	72,359	3,688,123
*Adlink Internet Media AG	1,523	8,240
*ADVA AG Optical Networking	6,530	22,243
#*Agennix AG	2,121	14,114
#*Air Berlin P.L.C.	31,227	180,827
Aixtron AG	23,204	695,180

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Allianz SE	37,715	$4,174,985
Allianz SE Sponsored ADR	984,886	10,774,653
Amadeus Fire AG	1,982	48,544
*Analytik Jena AG	3,242	40,235
Augusta Technologie AG	9,892	140,388
Aurubis AG	34,152	1,382,343
*Axel Springer AG	7,480	787,204
Baader Bank AG	11,484	53,404
#*Balda AG	16,201	75,905
BASF SE	75,924	4,297,816
BASF SE Sponsored ADR	58,000	3,291,500
Bauer AG	4,206	189,756
Bayer AG	55,994	3,832,228
#Bayer AG Sponsored ADR	10,700	725,888
Bayerische Motoren Werke AG	146,243	6,249,795
*Beate Uhse AG	6,586	6,217
Bechtle AG	14,623	381,084
Beiersdorf AG	5,459	319,664
Bertrandt AG	2,353	73,582
Bilfinger Berger AG	49,467	3,574,885
Biotest AG	1,443	80,295
*Boewe Systec AG	836	6,879
*Borussia Dortmund GmbH & Co. KGaA	74,873	123,375
Carl Zeiss Meditec AG	18,927	310,411
Celesio AG	97,740	2,843,318
*Cenit AG	2,601	17,409
*Centrotec Sustainable AG	5,977	99,104
*Centrotherm Photovoltaics AG	1,161	64,660
*Cewe Color Holding AG	5,813	183,912
Comdirect Bank AG	17,315	162,917
#*Commerzbank AG	386,475	2,994,204
#*Conergy AG	52,598	56,525
#*Constantin Medien AG	49,303	125,957
*CropEnergies AG	22,440	109,104
CTS Eventim AG	2,146	102,856
*Curanum AG	12,975	47,425
D. Logistics AG	10,845	16,015
DAB Bank AG	13,385	76,424
Daimler AG (5529027)	194,015	8,925,622
Daimler AG (D1668R123)	33,900	1,552,959
Data Modul AG	2,096	27,396
*DEAG Deutsche Entertainment AG	6,954	18,257
Demag Cranes AG	12,455	394,465
#Deutsche Bank AG (5750355)	124,193	7,575,932
#*Deutsche Bank AG (D181890898)	34,700	2,115,659
*Deutsche Beteiligungs AG	95	2,366
Deutsche Boerse AG	18,924	1,244,314
Deutsche Lufthansa AG	312,746	5,015,797
#Deutsche Post AG	359,442	6,265,199
#*Deutsche Postbank AG	145,631	4,408,734
Deutsche Telekom AG	292,612	3,808,104
Deutsche Telekom AG Sponsored ADR	528,190	6,797,805
*Deutz AG	50,154	234,429
Douglas Holding AG	19,193	852,005
Dr. Hoenle AG	3,148	23,609
*Drillisch AG	19,994	128,586
Duerr AG	6,271	135,374
DVB Bank SE	14,830	515,386
E.ON AG	147,849	5,436,952
E.ON AG Sponsored ADR	218,470	8,002,556
Eckert & Ziegler AG	2,653	76,252

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Elexis AG	3,922	$46,332
*Elmos Semiconductor AG	8,510	74,813
ElreingKlinger AG	2,966	67,289
*ENvitec Biogas AG	1,467	24,314
*Evotec AG	142,137	370,913
Fielmann AG	3,194	253,617
Fraport AG	35,863	1,821,982
*Freenet AG	40,030	505,498
#Fresenius Medical Care AG & Co. KGaA	1,707	86,511
Fresenius Medical Care AG & Co. KGaA ADR	26,500	1,341,960
Fresenius SE (4352097)	4,437	271,972
#Fresenius SE (4568946)	12,668	862,595
Fuchs Petrolub AG	1,249	101,024
GEA Group AG	97,502	1,995,496
#Generali Deutschland Holding AG	16,896	1,742,980
Gerresheimer AG	18,273	597,472
Gerry Weber International AG	3,362	106,826
Gesco AG	2,178	111,271
GFK SE	11,158	408,952
#GFT Technologies AG	10,996	39,567
Gildemeister AG	23,502	347,532
*Grammer AG	8,986	74,352
Grenkeleasing AG	6,246	273,900
*Hamburger Hafen und Logistik AG	7,134	264,619
#*Hannover Rueckversicherung AG	77,908	3,593,877
Hawesko Holding AG	1,492	43,890
#*Heidelberger Druckmaschinen AG	48,257	344,586
Heidelberger Zement AG	75,419	4,417,226
Henkel AG & Co. KGaA	22,389	977,971
Hochtief AG	28,501	2,125,798
Indus Holding AG	15,771	266,806
#*Infineon Technologies AG	363,490	2,008,858
*Infineon Technologies AG ADR	516,244	2,813,530
#Interseroh SE	5,028	337,133
Isra Vision Systems AG	1,054	19,031
*IVG Immobilien AG	128,219	972,057
*Jenoptik AG	45,884	283,086
#K&S AG	19,587	1,101,038
#*Kizoo AG	9,741	101,960
#*Kloeckner & Co. SE	51,399	1,218,177
#Kontron AG	32,575	358,791
#Krones AG	9,728	469,697
KSB AG	214	131,013
#*Kuka AG	15,647	249,863
KWS Saat AG	2,023	346,438
Lanxess AG	110,432	4,184,671
Leifheit AG	465	9,794
Leoni AG	19,150	429,946
Linde AG	41,619	4,569,292
Loewe AG	5,490	75,742
*LPKF Laser & Electronics AG	6,673	42,644
MAN SE	38,390	2,570,581
*Manz Automation AG	1,165	97,188
Mediclin AG	13,261	55,663
*Medigene AG	12,110	60,917
#Medion AG	34,462	357,634
Merck KGaA	14,320	1,282,483
#Metro AG	29,538	1,622,269
#MLP AG	20,216	202,947
*Mologen AG	50	633
*Morphosys AG	6,729	157,190

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
MTU Aero Engines Holding AG	19,518	$1,013,118
Muehlbauer Holding AG & Co.	1,362	34,743
Munchener Rueckversicherungs-Gesellschaft AG	59,826	8,958,957
MVV Energie AG	13,093	563,604
*Nemetschek AG	1,657	36,675
#*Nordex AG	7,733	104,229
OHB Technology AG	2,466	51,075
Oldenburgische Landesbank AG	1,147	71,037
Pfeiffer Vacuum Technology AG	1,165	96,365
*Pfleiderer AG	45,779	404,743
*PNE Wind AG	42,128	122,773
Porsche Automobil Holding SE	47,069	2,665,499
Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	677,147
Progress-Werk Oberkirch AG	638	20,481
*PSI AG fuer Produkte und Systeme der Informationstechnologie	3,155	38,617
*Pulsion Medical Systems AG	6,376	24,398
Puma AG Rudolf Dassler Sport	2,392	709,139
*PVA TePla AG	2,469	16,529
#*Q-Cells SE	37,782	516,069
#*QIAGEN NV	70,402	1,542,180
#*QSC AG	83,054	181,589
R. Stahl AG	1,992	46,110
Rational AG	689	111,995
REALTECH AG	1,910	19,138
Renk AG	322	22,525
#*Repower Systems AG	1,223	216,655
Rheinmetall AG	47,546	3,013,271
Rhoen-Klinikum AG	59,808	1,464,432
*Roth & Rau AG	3,574	145,959
RWE AG	21,296	1,890,558
*S.A.G. Solarstrom AG	5,234	29,918
Salzgitter AG	31,313	2,771,023
SAP AG	496	22,604
#SAP AG Sponsored ADR	42,092	1,907,609
Schlott Sebaldus AG	17,833	125,851
#*SGL Carbon SE	31,790	898,880
#Siemens AG Sponsored ADR	125,474	11,180,988
*Silicon Sensor International AG	2,611	21,215
#*Singulus Technologies AG	29,518	166,519
Sixt AG	5,804	189,035
*Sky Deutschland AG	200,579	538,106
*SMA Solar Technology AG	1,085	127,142
Software AG	7,016	797,918
#*Solar Millennium AG	2,413	107,351
#Solarworld AG	24,861	420,963
#*Solon SE	6,251	51,592
#Stada Arzneimittel AG	45,278	1,485,218
STINAG Stuttgarter Invest AG	2,186	59,594
Stratec Biomedical Systems AG	1,763	61,380
Suedzucker AG	87,688	2,035,737
*Suess Microtec AG	7,173	37,684
Symrise AG	79,251	1,758,758
Takkt AG	8,273	98,858
*Technotrans AG	3,213	24,017
Telegate AG	785	11,086
#ThyssenKrupp AG	182,870	5,811,620
Tognum AG	21,822	380,111
*Tomorrow Focus AG	5,190	23,255
#*TUI AG	155,405	1,429,176
UCB SA	546	24,380
Umweltbank AG	338	7,489

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*United Internet AG	42,521	$625,634
#*Versatel AG	13,576	132,528
#Vossloh AG	4,109	420,269
*VTG AG	9,238	137,263
#Wacker Chemie AG	5,358	702,818
Wacker Neuson SE	32,423	399,506
*Washtec AG	52,741	564,781
#Wincor Nixdorf AG	7,522	509,088
Wirecard AG	13,616	172,885
Wuerttembergische Lebensversicherung AG	1,478	41,066
Wuerttembergische Metallwarenfabrik AG	1,571	42,910
*XING AG	907	35,705

TOTAL GERMANY		227,396,256

GREECE — (0.7%)
*Aegean Airlines S.A.	11,435	55,353
*Aegek S.A.	51,172	76,239
*Agricultural Bank of Greece S.A.	196,064	457,172
Alapis Holdings Industrial & Commercial S.A.	1,242,472	798,531
*Alpha Bank A.E.	484,450	4,649,832
*Anek Lines S.A.	168,991	127,954
*Aspis Bank S.A.	15,502	17,358
*Astir Palace Hotels S.A.	16,370	66,867
Athens Medical Center S.A.	29,425	50,677
*Attica Bank S.A.	45,479	92,323
Autohellas S.A.	10,676	27,624
*Balkan Real Estate S.A.	7,486	7,639
Bank of Greece S.A.	13,492	816,322
Coca-Cola Hellenic Bottling Co. S.A.	7,674	175,883
#Coca-Cola Hellenic Bottling Co. S.A. ADR	50,200	1,162,632
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	55,174	113,072
*EFG Eurobank Ergasias S.A.	336,396	2,866,041
Elektrak S.A.	4,469	16,993
Ellaktor S.A.	130,252	800,248
*Elval Aluminum Process Co. S.A.	9,817	17,446
*Emporiki Bank of Greece S.A.	16,900	87,107
*Euro Reliance General Insurance Co. S.A.	212	157
*Euromedica S.A.	10,100	62,682
EYDAP Athens Water Supply & Sewage Co. S.A.	20,771	164,440
*Forthnet S.A.	307,407	463,153
Fourlis Holdings S.A.	10,555	128,483
*Frigoglass S.A.	5,060	48,653
GEK Terna S.A.	36,993	267,078
*Geniki Bank S.A.	632,454	594,307
*Halkor S.A.	55,380	88,037
Hellenic Duty Free Shops S.A.	1,480	12,940
Hellenic Exchanges S.A.	27,810	296,020
Hellenic Petroleum S.A.	156,821	1,936,083
Hellenic Telecommunication Organization Co. S.A.	9,070	124,264
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	712,768
Heracles General Cement Co. S.A.	11,802	87,798
Iaso S.A.	18,199	80,829
Inform P. Lykos S.A.	12,414	22,135
*Intracom Holdings S.A.	89,751	129,149
*Intracom Technical & Steel Constructions S.A.	19,793	17,018
J&P-Avax S.A.	174,954	476,234
*Kathimerini Publishing S.A.	3,935	27,008
*Lambrakis Press S.A.	74,202	180,902
*Lavipharm S.A.	15,466	18,981
Loulis Mills S.A.	2,024	4,795
*M.J. Mailis S.A.	5,070	1,740

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Marfin Investment Group S.A.	618,687	$1,708,388
*Maritime Company of Lesvos S.A.	43,362	28,858
Metka S.A.	5,818	73,509
Michaniki S.A.	30,694	38,208
Motor Oil (Hellas) Corinth Refineries S.A.	18,493	255,800
Mytilineos Holdings S.A.	80,706	488,880
*National Bank of Greece S.A.	12,033	263,031
#National Bank of Greece S.A. ADR	1,040,010	4,638,445
*Nirefs Acquaculture S.A.	16,373	13,224
OPAP S.A.	32,675	712,851
*Piraeus Bank S.A.	324,124	2,738,510
Piraeus Port Authority S.A.	4,497	81,367
*Proton Bank S.A.	37,439	78,509
*Public Power Corp. S.A.	42,022	785,042
*Real Estate Development & Services S.A.	9,620	15,798
S&B Industrial Minerals S.A.	10,424	65,158
Sarantis S.A.	10,732	60,153
*Sidenor Steel Products Manufacturing Co. S.A.	28,031	138,319
*Sprider Stores SA.	21,663	27,514
*Technical Olympic S.A.	26,803	15,174
Teletypos S.A. Mega Channel	10,729	59,144
*Terna Energy S.A.	21,641	174,665
Thessaloniki Port Authority S.A.	1,762	31,820
Titan Cement Co. S.A.	54,735	1,552,063
*TT Hellenic Postbank S.A.	116,006	687,699
Viohalco S.A.	86,931	401,968

TOTAL GREECE		33,563,064

HONG KONG — (1.7%)
#AAC Acoustic Technologies Holdings, Inc.	194,000	318,381
Aeon Stores Hong Kong Co., Ltd.	32,000	51,975
Alco Holdings, Ltd.	216,000	77,648
Allied Group, Ltd.	72,000	177,837
#*Allied Properties, Ltd.	1,618,000	282,379
*Amax Holdings, Ltd.	247,000	5,320
*Apac Resources, Ltd.	1,340,000	78,122
Arts Optical International Holdings, Ltd.	70,000	29,957
Asia Financial Holdings, Ltd.	270,000	95,822
*Asia Satellite Telecommunications Holdings, Ltd.	143,000	202,341
*Asia Standard Hotel Group, Ltd.	266,164	15,956
*Asia Standard International Group, Ltd.	340,745	57,301
ASM Pacific Technology, Ltd.	34,200	282,706
*Associated International Hotels, Ltd.	65,000	140,838
*AVIC International Holding HK, Ltd.	2,160,000	115,007
#Bank of East Asia, Ltd.	376,166	1,281,112
*Beijing Enterprises Water Group, Ltd.	464,000	149,502
BOC Hong Kong (Holdings), Ltd.	664,500	1,379,357
Bossini International Holdings, Ltd.	530,000	30,993
#Brightoil Petroleum Holdings, Ltd.	318,000	334,678
*Burwill Holdings, Ltd.	1,315,600	94,122
#C C Land Holdings, Ltd.	2,989,409	1,085,613
Cafe de Coral Holdings, Ltd.	120,000	262,908
*Capital Estate, Ltd.	11,130,000	82,414
*Capital Strategic Investment, Ltd.	2,160,500	53,683
*Cathay Pacific Airways, Ltd.	745,000	1,222,507
#*Centron Telecom International Holdings, Ltd.	260,000	72,434
Century City International Holdings, Ltd.	781,600	52,067
Champion Technology Holdings, Ltd.	1,614,089	54,063
*Chaoyue Group, Ltd.	635,000	76,552
Chen Hsong Holdings, Ltd.	252,000	78,241
*Cheuk Nang (Holdings), Ltd.	28,074	8,902

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Cheung Kong Holdings, Ltd.	409,000	$4,812,505
*Cheung Kong Infrastructure Holdings, Ltd.	128,045	477,151
Chevalier International Holdings, Ltd.	102,000	83,564
*Chia Tai Enterprises International, Ltd.	1,290,000	42,951
China Hong Kong Photo Products Holdings, Ltd.	370,000	25,139
*China Infrastructure Investment, Ltd.	1,950,000	59,621
*China LotSynergy Holdings, Ltd.	592,020	28,768
*China Metal International Holdings, Ltd.	440,000	123,595
China Motion Telecom International, Ltd.	490,000	9,089
*China Renji Medical Group, Ltd.	4,612,000	34,312
*China Rise International Holdings, Ltd.	30,000	2,999
*China Sci-Tech Holdings, Ltd.	697,600	28,103
*China Seven Star Shopping, Ltd.	3,480,000	82,160
*China Solar Energy Holdings, Ltd.	3,105,000	59,092
*China Timber Resources Group, Ltd.	3,900,000	76,827
China Ting Group Holdings, Ltd.	420,000	71,743
#*China WindPower Group, Ltd.	1,663,400	163,873
*China Yunnan Tin Minerals Group, Ltd.	2,160,000	60,669
China Zirconium, Ltd.	584,000	37,112
*Chinasoft International, Ltd.	90,000	12,124
*ChinaVision Media Group, Ltd.	144,000	8,935
*Chinese People Holdings Co., Ltd.	852,000	38,218
#Chong Hing Bank, Ltd.	221,000	397,547
Chow Sang Sang Holdings, Ltd.	274,000	309,539
Chu Kong Shipping Development, Ltd.	232,000	46,483
*Chuang’s China Investments, Ltd.	299,000	22,655
Chuang’s Consortium International, Ltd.	542,340	53,414
*Chun Wo Development Holdings, Ltd.	242,000	19,478
#*Citic 1616 Holdings, Ltd.	145,000	38,608
City Telecom, Ltd. ADR	13,212	141,765
*CK Life Sciences International Holdings, Inc.	208,000	12,542
CLP Holdings, Ltd.	128,500	870,633
*CNNC International, Ltd.	25,000	28,031
*COL Capital, Ltd.	64,000	10,284
*Cosmos Machinery Enterprises, Ltd.	250,000	27,472
Cross-Harbour Holdings, Ltd.	84,000	72,451
*Dah Sing Banking Group, Ltd.	228,966	306,395
*Dah Sing Financial Holdings, Ltd.	128,400	617,295
*Dan Form Holdings Co., Ltd.	361,900	29,574
Daphne International Holdings, Ltd.	150,000	113,516
Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	52,181
Dickson Concepts International, Ltd.	321,500	167,532
DVN Holdings, Ltd.	177,000	15,950
Eagle Nice (International) Holdings, Ltd.	162,000	65,871
EcoGreen Fine Chemical Group, Ltd.	200,000	51,908
*EganaGoldpfeil Holdings, Ltd.	209,588	—
Emperor Entertainment Hotel, Ltd.	485,000	64,036
Emperor International Holdings, Ltd.	622,000	118,059
*ENM Holdings, Ltd.	328,000	16,809
Esprit Holdings, Ltd.	110,975	781,752
*eSun Holdings, Ltd.	1,029,000	133,910
*Extrawell Pharmaceutical Holdings, Ltd.	170,000	22,991
Fairwood Holdings, Ltd.	35,000	35,625
#*Far East Consortium International, Ltd.	877,896	281,729
*First Natural Foods Holdings, Ltd.	225,000	—
First Pacific Co., Ltd.	1,070,400	595,793
*Fong’s Industries Co., Ltd.	184,000	75,809
*Foundation Group, Ltd.	650,000	10,664
*Fountain Set Holdings, Ltd.	262,000	45,989
#*Foxconn International Holdings, Ltd.	1,152,000	1,202,212
*Frasers Property China, Ltd.	1,890,000	51,951

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Fubon Bank Hong Kong, Ltd.	304,000	$120,593
Fujikon Industrial Holdings, Ltd.	128,000	25,790
#*Galaxy Entertainment Group, Ltd.	957,000	358,834
Get Nice Holdings, Ltd.	1,274,000	81,488
Giordano International, Ltd.	604,000	181,442
*Global Green Tech Group, Ltd.	1,252,080	56,101
*Glorious Sun Enterprises, Ltd.	300,000	108,763
*Golden Resorts Group, Ltd.	3,236,000	162,891
Golden Resources Development International, Ltd.	330,000	19,449
*Goldin Properties Holdings, Ltd.	402,000	186,002
Great Eagle Holdings, Ltd.	348,230	861,357
*Guangnan Holdings, Ltd.	346,000	62,551
*Hang Fung Gold Technology, Ltd.	250,000	—
Hang Lung Group, Ltd.	472,000	2,115,642
Hang Lung Properties, Ltd.	350,000	1,208,099
Hang Seng Bank, Ltd.	39,000	544,039
*Hannstar Board International Holdings, Ltd.	490,000	124,874
*Hans Energy Co., Ltd.	232,000	11,415
Harbour Centre Development, Ltd.	129,000	104,567
Henderson Investment, Ltd.	477,000	36,127
Henderson Land Development Co., Ltd.	328,692	2,087,528
*Heng Tai Consumables Group, Ltd.	1,758,500	162,269
HKR International, Ltd.	434,133	161,175
Hon Kwok Land Investment Co., Ltd.	234,000	75,708
Hong Kong & China Gas Co., Ltd.	221,390	483,483
Hong Kong & Shanghai Hotels, Ltd.	522,644	735,734
*Hong Kong Aircraft Engineering Co., Ltd.	5,789	73,532
Hong Kong Electric Holdings, Ltd.	106,000	593,348
Hong Kong Exchanges & Clearing, Ltd.	48,500	815,951
*Hong Kong Ferry (Holdings) Co., Ltd.	54,000	43,309
*Hongkong Chinese, Ltd.	475,700	42,605
Hop Fung Group Holdings, Ltd.	30,000	5,546
Hopewell Holdings, Ltd.	527,500	1,589,776
Hsin Chong Construction Group, Ltd.	280,000	41,045
Huafeng Group Holdings, Ltd.	583,800	37,076
Hung Hing Printing Group, Ltd.	394,524	119,318
*Huscoke Resources Holdings, Ltd.	1,094,000	84,395
Hutchison Harbour Ring, Ltd.	3,618,000	418,313
Hutchison Telecommunications Hong Kong Holdings, Ltd.	644,000	107,508
#*Hutchison Telecommunications International, Ltd.	644,000	176,678
*Hutchison Telecommunications International, Ltd. ADR	73,758	303,883
Hutchison Whampoa, Ltd.	628,000	4,267,666
*I.T., Ltd.	518,000	86,963
*I-Cable Communications, Ltd.	428,000	64,311
*IDT International, Ltd.	612,000	20,024
#*Imagi International Holdings, Ltd.	80,000	1,177
Industrial & Commercial Bank of China (Asia), Ltd.	317,403	617,425
Integrated Distribution Services Group, Ltd.	21,000	35,210
*Interchina Holdings Co., Ltd.	8,800,000	96,852
*ITC Properties Group, Ltd.	66,400	9,828
.*Jinhui Holdings Co., Ltd.	192,000	63,914
.*Johnson Electric Holdings, Ltd.	1,154,500	545,746
K Wah International Holdings, Ltd.	563,882	184,077
Kantone Holdings, Ltd.	2,403,621	58,350
Keck Seng Investments (Hong Kong), Ltd.	126,000	63,919
Kerry Properties, Ltd.	314,583	1,399,515
Kin Yat Holdings, Ltd.	148,000	49,479
Kowloon Development Co., Ltd.	477,000	509,855
*Lai Sun Development Co., Ltd.	8,925,000	139,749
*Lai Sun Garment International, Ltd.	515,000	33,648
Le Saunda Holdings, Ltd.	294,000	61,765

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Lee & Man Holdings, Ltd.	76,000	$39,041
Lerado Group Holding Co., Ltd.	408,000	61,842
Li & Fung, Ltd.	131,600	599,754
Lifestyle International Holdings, Ltd.	151,000	249,752
*Lijun International Pharmaceutical Holding, Ltd.	270,000	41,559
Lippo, Ltd.	130,000	42,187
Liu Chong Hing Investment, Ltd.	124,000	112,202
Luen Thai Holdings, Ltd.	327,000	34,458
Luk Fook Holdings (International), Ltd.	186,000	148,932
#Luks Industrial Group, Ltd.	110,000	47,509
*Lung Cheong International Holdings, Ltd.	1,224,000	56,700
*Lung Kee (Bermuda) Holdings, Ltd.	222,000	109,673
*Magnificent Estates, Ltd.	2,312,000	44,783
Man Yue International Holdings, Ltd.	220,000	67,916
Meadville Holdings, Ltd.	354,000	136,200
#*Melco International Development, Ltd.	1,197,000	481,532
Midland Holdings, Ltd.	278,000	232,264
*Ming Fung Jewellery Group, Ltd.	190,000	17,990
Miramar Hotel & Investment Co., Ltd.	98,000	99,920
*Mongolia Energy Corp., Ltd.	2,062,000	1,008,310
MTR Corp., Ltd.	283,364	916,643
Nanyang Holdings, Ltd.	4,000	6,341
Neo-Neon Holdings, Ltd.	217,500	157,092
*Neptune Group, Ltd.	300,000	5,062
New Century Group Hong Kong, Ltd.	1,279,200	21,161
#*New Times Energy Corp, Ltd.	2,120,000	87,983
New World Development Co., Ltd.	1,382,983	2,264,047
Neway Group Holdings, Ltd.	2,040,000	68,102
*Newocean Green Energy Holdings, Ltd.	384,000	46,749
*Next Media, Ltd.	722,000	97,926
*Norstar Founders Group, Ltd.	420,000	—
#NWS Holdings, Ltd.	744,938	1,215,085
*Orient Overseas International, Ltd.	198,000	1,349,533
Oriental Watch Holdings, Ltd.	145,200	30,176
Pacific Andes International Holdings, Ltd.	1,555,187	296,505
Pacific Basin Shipping, Ltd.	1,324,000	974,765
#*Pacific Century Premium Developments, Ltd.	1,441,000	428,586
Pacific Textile Holdings, Ltd.	282,000	199,044
Paliburg Holdings, Ltd.	336,790	109,907
#PCCW, Ltd.	1,664,000	441,641
PCCW, Ltd. Sponsored ADR	7,400	19,610
#*Peace Mark Holdings, Ltd.	308,000	—
*Pegasus International Holdings, Ltd.	82,000	14,253
Pico Far East Holdings, Ltd.	414,000	71,717
Playmates Holdings, Ltd.	45,400	13,743
*PME Group, Ltd.	250,000	12,783
*Pokphand (C.P.) Co., Ltd.	1,200,000	81,771
Polytec Asset Holdings, Ltd.	700,000	127,277
Public Financial Holdings, Ltd.	304,000	150,018
*PYI Corp., Ltd.	1,845,970	84,799
#Regal Hotels International Holdings, Ltd.	745,400	258,262
Road King Infrastructure, Ltd.	151,000	109,311
Sa Sa International Holdings, Ltd.	224,000	142,798
Samson Holding, Ltd.	1,113,000	164,949
*Sea Holdings, Ltd.	246,000	105,376
#Shangri-La Asia, Ltd.	1,010,000	1,753,776
*Shell Electric Holdings, Ltd.	82,000	16,899
Shell Electric Manufacturing Co., Ltd.	82,000	52,673
#Shenyin Wanguo, Ltd.	195,000	96,604
#*Shougang Concord Century Holdings, Ltd.	732,000	87,821
*Shougang Concord Technology Holdings, Ltd.	242,000	16,718

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Shui On Construction & Materials, Ltd.	126,000	$160,897
#Shun Tak Holdings, Ltd.	1,088,000	628,455
*Singamas Container Holdings, Ltd.	1,122,000	173,697
*Sino Gas Group, Ltd.	480,000	21,803
Sino Land Co., Ltd.	878,737	1,456,848
Sinotrans Shipping, Ltd.	1,748,500	814,684
*Skyfame Realty Holdings, Ltd.	240,000	16,383
Smartone Telecommunications Holdings, Ltd.	193,000	177,818
Solomon Systech International, Ltd.	1,154,000	104,254
*South China (China), Ltd.	1,088,000	68,193
#*Star Cruises, Ltd.	678,000	154,647
#Stella International Holdings, Ltd.	118,500	243,046
Stelux Holdings International, Ltd.	359,000	24,805
*Success Universe Group, Ltd.	616,000	25,622
Sun Hing Vision Group Holdings, Ltd.	92,000	40,391
Sun Hung Kai & Co., Ltd.	477,000	367,764
Sun Hung Kai Properties, Ltd.	316,000	4,080,675
*Superb Summit International Timber Co., Ltd.	1,541,000	57,433
SW Kingsway Capitol Holdings, Ltd.	1,004,000	27,720
Symphony Holdings, Ltd.	682,000	37,534
*Tack Fat Group International, Ltd.	552,000	28,439
Tai Cheung Holdings, Ltd.	478,000	263,482
Tai Fook Securities Group, Ltd.	180,586	138,504
Tak Sing Alliance Holdings, Ltd.	460,000	65,308
Tan Chong International, Ltd.	324,000	60,834
*TCC International Holdings, Ltd.	340,720	132,708
Techtronic Industries Co., Ltd.	845,000	694,836
Television Broadcasts, Ltd.	70,000	326,654
*Termbray Industries International (Holdings), Ltd.	106,000	15,564
Texhong Textile Group, Ltd.	336,000	58,175
Texwinca Holdings, Ltd.	184,000	161,999
*Titan Petrochemicals Group, Ltd.	3,200,000	116,457
*Tongda Group Holdings, Ltd.	1,910,000	63,379
Top Form International, Ltd.	178,000	12,343
#Transport International Holdings, Ltd.	158,400	454,290
*TSC Offshore Group, Ltd.	61,000	20,058
Tungtex (Holdings) Co., Ltd.	174,000	34,914
Tysan Holdings, Ltd.	300,000	45,003
*United Laboratories, Ltd. (The)	194,000	96,627
*United Power Investment, Ltd.	804,000	19,991
*U-Right International Holdings, Ltd.	1,502,000	2,708
*USI Holdings, Ltd.	374,000	106,170
#*Value Partners Group, Ltd.	128,000	87,478
Varitronix International, Ltd.	114,000	36,738
Vedan International (Holdings), Ltd.	468,000	50,931
*Victory City International Holdings, Ltd.	696,012	167,197
#Vitasoy International Holdings, Ltd.	264,000	178,711
#*Vodone, Ltd.	752,000	194,475
*Vongroup, Ltd.	990,000	26,670
VST Holdings, Ltd.	764,000	161,428
Vtech Holdings, Ltd.	45,000	442,384
*Wah Nam International Holdings, Ltd.	96,000	13,278
*Wai Kee Holdings, Ltd.	222,000	47,377
Wharf Holdings, Ltd.	424,750	2,115,175
Wheelock & Co., Ltd.	499,000	1,306,296
Wheelock Properties, Ltd.	910,000	571,425
Wing Hang Bank, Ltd.	59,000	497,641
Wing On Co. International, Ltd.	83,000	110,671
*Winteam Pharmaceutical Group, Ltd.	214,000	23,960
*Wong’s Kong King International (Holdings), Ltd.	110,000	9,868
Xinyi Glass Holding Co., Ltd.	372,000	293,164

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Yau Lee Holdings, Ltd.	218,000	$34,150
*Yorkey Optical International Cayman, Ltd.	238,000	48,419
Yue Yuen Industrial (Holdings), Ltd.	407,500	1,273,062
*Yugang International, Ltd.	3,894,000	43,731

TOTAL HONG KONG		79,400,789

IRELAND — (0.5%)
*Aer Lingus Group P.L.C.	145,655	132,865
#*Allied Irish Banks P.L.C. Sponsored ADR	440,832	1,534,095
*Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	49,899
*Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	137,655
*Bank of Ireland P.L.C.	31,102	56,157
#*Bank of Ireland P.L.C. Sponsored ADR	241,324	1,764,078
C&C Group P.L.C. (B010DT8)	24,512	99,032
C&C Group P.L.C. (B011Y09)	242,653	977,809
CRH P.L.C.	67,225	1,624,553
#CRH P.L.C. Sponsored ADR	180,759	4,444,864
DCC P.L.C. (0242493)	25,457	688,697
DCC P.L.C. (4189477)	40,905	1,184,140
*Dragon Oil P.L.C. (0059079)	78,269	508,299
*Dragon Oil P.L.C. (5323218)	119,516	777,307
*Elan Corp. P.L.C.	11,725	89,054
#*Elan Corp. P.L.C. Sponsored ADR	203,900	1,519,055
FBD Holdings P.L.C.	18,709	157,415
Glanbia P.L.C.	43,252	158,546
Grafton Group P.L.C.	193,702	720,253
Greencore Group P.L.C.	113,610	212,255
IFG Group P.L.C.	19,722	33,999
*Independent News & Media P.L.C. (0461481)	68,457	9,616
*Independent News & Media P.L.C. (4699103)	154,328	21,735
Irish Continental Group P.L.C. (3333651)	12,414	243,676
Irish Continental Group P.L.C. (3339455)	50,656	1,024,109
*Irish Life & Permanent Group Holdings P.L.C.	255,435	1,083,547
*Kenmare Resources P.L.C.	162,347	60,279
Kerry Group P.L.C. (0490656)	76,886	2,277,880
Kerry Group P.L.C. (4519579)	4,940	146,604
*Kingspan Group P.L.C. (0492793)	19,320	157,434
*Kingspan Group P.L.C. (4491235)	81,339	663,613
*Lantor P.L.C.	3,500	—
*McInerney Holdings P.L.C.	94,047	25,514
Paddy Power P.L.C. (0258810)	7,672	252,979
Paddy Power P.L.C. (4828974)	5,146	170,220
*Smurfit Kappa Group P.L.C.	115,721	1,055,512
United Drug P.L.C. (3302480)	68,729	208,671
United Drug P.L.C. (3335969)	92,113	280,688
*Waterford Wedgwood P.L.C.	303,747	—

TOTAL IRELAND		24,552,104

ITALY — (2.5%)
*A.S. Roma SpA	54,117	62,647
A2A SpA	587,148	1,113,758
ACEA SpA	40,393	432,331
Acegas-APS SpA	14,511	80,212
*Actelios SpA	276,237	1,393,587
*Aedes SpA	265,116	76,173
#*Alerion Cleanpower SpA	82,978	68,704
*Amplifon SpA	31,608	146,781
Ansaldo STS SpA	9,874	191,377
*Antichi Pellettieri SpA	1,703	1,570
*Ascopiave SpA	30,698	64,126
*Assicurazioni Generali SpA	130,091	3,093,553

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Astaldi SpA	31,316	$240,949
Atlantia SpA	27,195	679,328
#*Autogrill SpA	43,454	527,997
Azimut Holding SpA	27,663	340,008
Banca Carige SpA	850,437	2,182,292
Banca Finnat Euramerica SpA	48,133	40,535
Banca Generali SpA	8,225	88,042
Banca Ifis SpA	4,034	37,294
*Banca Intermobiliare SpA	197,097	894,480
Banca Monte Dei Paschi di Siena SpA	1,215,209	1,965,574
Banca Piccolo Credito Valtellinese Scarl SpA	151,461	1,080,216
*Banca Popolare dell’Emilia Romagna Scrl	95,447	1,411,430
Banca Popolare dell’Etruria e del Lazio Scarl	292,715	1,589,702
Banca Popolare di Milano Scarl	521,464	3,385,362
#*Banca Popolare di Sondrio Scarl	143,951	1,408,647
*Banca Profilo SpA	27,711	22,826
Banco di Desio e della Brianza SpA	27,865	154,150
*Banco Popolare Scarl	648,628	4,102,940
Beghelli SpA	52,121	51,655
Benetton Group SpA	36,671	316,347
Benetton Group SpA Sponsored ADR	3,400	58,480
*Biesse SpA	3,460	28,552
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	954	42,184
Brembo SpA	26,257	174,712
*Brioschi Sviluppo Immobiliare	218,173	60,970
#Bulgari SpA	66,149	541,096
*Buongiorno SpA	40,209	61,108
Buzzi Unicem SpA	88,359	1,312,281
*C.I.R. SpA - Compagnie Industriali Riunite	256,808	598,107
*Caltagirone Editore SpA	104,017	270,719
*Carraro SpA	17,474	55,546
Cembre SpA	4,534	29,046
Cementir Holding SpA	71,232	306,219
*Class Editore SpA	14,430	13,263
#Credito Artigiano SpA	76,968	201,467
Credito Bergamasco SpA	7,858	254,631
*Credito Emiliano SpA	176,453	1,243,229
#Danieli & Co. SpA	6,865	167,355
Davide Campari - Milano SpA	86,512	865,804
De Longhi SpA	19,764	82,670
DiaSorin SpA	4,489	159,741
*Digital Multimedia Technologies SpA	3,548	72,832
*EEMS Italia SpA	16,551	24,139
Elica SpA	18,438	43,716
Emak SpA	5,067	26,393
Enel SpA	442,666	2,379,702
*Engineering Ingegneria Informatica SpA	376	13,612
Eni SpA	2,426	56,384
#Eni SpA Sponsored ADR	109,650	5,100,918
#*ERG Renew SpA	5,508	7,284
ERG SpA	36,601	493,656
*Esprinet SpA	11,295	139,611
*Eurotech SpA	23,270	87,628
#*Fastweb SpA	14,048	351,476
*Fiat SpA	268,378	3,363,303
*Fiat SpA Sponsored ADR	8,900	111,695
#Fiera Milano SpA	2,610	15,439
Finmeccanica SpA	147,835	2,048,991
#Fondiaria - SAI SpA	86,108	1,394,654
Gas Plus SpA	4,214	36,800
#*Gemina SpA	751,677	626,067

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Geox SpA	33,201	$213,941
Gewiss SpA	10,441	38,521
Granitifiandre SpA	4,023	20,573
*Gruppo Coin SpA	20,100	128,264
*Gruppo Editoriale L’Espresso SpA	64,105	183,089
Hera SpA	351,113	814,643
*Immsi SpA	230,746	264,072
Impregilo SpA	179,268	581,172
*Indesit Co. SpA	29,784	366,333
Industria Macchine Automatique SpA	2,112	38,705
Intek SpA	194,987	87,006
*Interpump Group SpA	7,699	39,734
*Intesa Sanpaolo SpA	2,143,093	8,157,985
*Intesa Sanpaolo SpA Sponsored ADR	13,817	315,028
#Iride SpA	150,220	281,916
*Isagro SpA	4,547	21,541
Italcementi SpA	89,172	1,103,216
*Italmobiliare SpA	5,314	228,128
*Juventus Football Club SpA	261,962	319,117
KME Group SpA	150,606	100,640
*Landi Renzo SpA	8,962	47,507
Lottomatica SpA	34,149	675,838
Luxottica Group SpA	1,585	41,292
#Luxottica Group SpA Sponsored ADR	13,000	337,480
*Maire Tecnimont SpA	1,108,938	3,749,233
#*Mariella Burani SpA	2,897	10,132
Marr SpA	9,000	78,899
Mediaset SpA	306,270	2,324,840
*Mediobanca SpA	172,982	1,890,565
Mediolanum SpA	62,915	351,456
Milano Assicurazioni SpA	190,967	522,780
#*Mondadori (Arnoldo) Editore SpA	40,387	156,067
Nice SpA	14,465	50,286
PanariaGroup Industrie Ceramiche SpA	6,725	16,886
Parmalat SpA	1,236,830	3,100,499
Piaggio & C. SpA	66,895	182,352
*Pininfarina SpA	3,278	13,553
*Pirelli & Co. Real Estate SpA	158,620	99,494
*Pirelli & Co. SpA	3,515,315	2,040,461
*Poltrona Frau SpA	21,297	22,871
*Premafin Finanziaria SpA	173,719	252,987
Prysmian SpA	46,647	846,603
Recordati SpA	38,619	278,247
#*Reno de Medici SpA	235,915	75,666
*Risanamento Napoli SpA	15,429	8,731
Sabaf SpA	2,256	49,315
#SAES Getters SpA	1,863	15,025
#*Safilo Group SpA	77,274	59,569
Saipem SpA	24,737	800,885
Saras SpA	153,754	430,474
SAVE SpA	27,718	245,032
*Seat Pagine Gialle SpA	196,910	44,534
*Snai SpA	51,527	202,245
Snam Rete Gas SpA	160,577	755,595
Societa Iniziative Autostradali e Servizi SpA	57,714	538,986
Societa Partecipazioni Finanziarie SpA	512,474	82,915
#*Societe Cattolica di Assicurazoni Scrl SpA	29,964	923,683
*Sogefi SpA	15,823	43,054
Sol SpA	25,548	134,112
*Sorin SpA	286,968	484,652
*Stefanel SpA	35,451	14,898

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Telecom Italia Media SpA	2,486,153	$319,273
Telecom Italia SpA	17,080	25,538
#Telecom Italia SpA Sponsored ADR	342,088	5,090,269
#Tenaris SA ADR	35,500	1,562,000
Terna SpA	562,494	2,268,783
Tod’s SpA	4,202	276,380
Trevi Finanziaria SpA	4,872	79,302
*Uni Land SpA	58,555	70,871
*UniCredit SpA	4,758,703	13,122,653
Unione di Banche Italiane ScpA	313,787	4,307,072
#*Unipol Gruppo Finanziario SpA	699,687	847,025
Vianini Lavori SpA	11,628	72,134
Vittoria Assicurazioni SpA	17,594	91,577
Zignago Vetro SpA	4,523	24,453

TOTAL ITALY		113,626,726

JAPAN — (17.3%)
#77 Bank, Ltd. (The)	341,000	1,818,973
*A&A Material Corp.	12,000	8,329
ABC-Mart, Inc.	3,300	101,669
#*ABILIT Corp.	8,900	11,199
*Accordia Golf Co., Ltd.	265	268,098
Achilles Corp.	177,000	252,307
Adeka Corp.	85,100	818,050
Aderans Holdings Co., Ltd.	38,600	415,981
Advan Co., Ltd.	25,300	161,431
#Advantest Corp.	3,200	79,909
#Advantest Corp. ADR	15,767	388,026
#AEON Co., Ltd.	327,600	3,252,392
Aeon Delight Co., Ltd.	3,400	44,996
Aeon Fantasy Co., Ltd.	6,700	75,118
#*Ahresty Corp.	20,800	141,830
#Ai Holdings Corp.	37,400	112,631
Aica Kogyo Co., Ltd.	36,800	380,886
Aichi Bank, Ltd. (The)	6,900	498,439
Aichi Corp.	33,300	127,887
Aichi Machine Industry Co., Ltd.	80,000	329,992
Aichi Steel Corp.	123,000	505,666
Aichi Tokei Denki Co., Ltd.	12,000	33,560
Aida Engineering, Ltd.	68,400	230,316
*Aigan Co., Ltd.	20,300	112,114
Aioi Insurance Co., Ltd.	289,000	1,370,877
Aiphone Co., Ltd.	21,900	376,586
Air Water, Inc.	50,000	572,100
Airport Facilities Co., Ltd.	32,300	170,748
Aisan Industry Co., Ltd.	23,400	209,495
Aisin Seiki Co., Ltd.	76,500	2,018,663
Ajinomoto Co., Inc.	343,000	3,249,738
*Akebono Brake Industry Co., Ltd.	24,500	133,964
Akita Bank, Ltd. (The)	169,000	675,819
*Alfresa Holdings Corp.	26,300	1,086,851
All Nippon Airways Co., Ltd.	57,000	165,557
*Allied Telesis Holdings K.K.	71,100	53,240
Aloka Co., Ltd.	16,500	119,218
Alpen Co., Ltd.	12,000	175,507
Alpha Corp.	3,500	29,177
Alpha Systems, Inc.	5,500	102,055
*Alpine Electronics, Inc.	47,600	549,827
*Alps Electric Co., Ltd.	154,500	884,633
Alps Logistics Co., Ltd.	10,900	101,251
Altech Corp.	2,600	15,767

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Amada Co., Ltd.	324,000	$2,164,244
#Amano Corp.	75,200	639,859
Amiyaki Tei Co., Ltd.	21	48,999
Amuse, Inc.	8,520	88,591
Ando Corp.	82,000	95,992
Anest Iwata Corp.	17,000	55,323
*Anritsu Corp.	156,000	608,121
#AOC Holdings, Inc.	40,600	249,512
AOI Advertising Promotion, Inc.	5,500	29,912
*AOI Electronics Co., Ltd.	1,400	26,168
AOKI Holdings, Inc.	27,400	279,422
*AOMI Construction Co., Ltd.	45,000	—
#Aomori Bank, Ltd. (The)	181,000	425,420
Aoyama Trading Co., Ltd.	77,400	1,073,551
*Aozora Bank, Ltd.	498,000	628,843
Arakawa Chemical Industries, Ltd.	18,200	208,129
Araya Industrial Co., Ltd.	59,000	78,649
Arcs Co., Ltd.	22,200	301,542
*Arealink Co., Ltd.	290	14,107
#Ariake Japan Co., Ltd.	11,500	171,101
*Arisawa Manufacturing Co., Ltd.	34,400	221,623
Aronkasei Co., Ltd.	18,000	72,202
ART Corp.	9,200	139,834
As One Corp.	5,390	96,483
Asahi Breweries, Ltd.	37,500	727,517
Asahi Diamond Industrial Co., Ltd.	59,000	406,341
Asahi Glass Co., Ltd.	398,000	3,967,935
Asahi Holdings, Inc.	6,500	98,404
Asahi Kasei Corp.	390,000	1,938,494
Asahi Kogyosha Co., Ltd.	31,000	124,656
Asahi Organic Chemicals Industry Co., Ltd.	80,000	188,855
#*Asahi Tec Corp.	3,624,000	834,017
*Asanuma Corp.	11,000	7,431
#Asatsu-DK, Inc.	20,700	422,406
Ashimori Industry Co., Ltd.	38,000	50,362
#Asics Corp.	23,000	227,150
ASKA Pharmaceutical Co., Ltd.	28,000	189,979
Astellas Pharma, Inc.	27,300	1,006,871
Asunaro Aoki Construction Co., Ltd.	33,500	181,830
*Atom Corp.	2,600	6,627
Atsugi Co., Ltd.	291,000	363,358
#Autobacs Seven Co., Ltd.	30,100	908,311
#Avex Group Holdings, Inc.	9,200	76,390
Awa Bank, Ltd. (The)	186,000	1,019,446
Bando Chemical Industries, Ltd.	98,000	291,513
Bank of Iwate, Ltd. (The)	20,900	1,171,183
Bank of Kyoto, Ltd. (The)	169,000	1,397,178
Bank of Nagoya, Ltd. (The)	143,000	555,699
Bank of Okinawa, Ltd. (The)	18,900	706,014
Bank of Saga, Ltd. (The)	136,000	385,387
Bank of the Ryukyus, Ltd.	39,000	435,488
Bank of Yokohama, Ltd.	590,000	2,789,470
Belluna Co., Ltd.	28,300	113,272
Benesse Holdings, Inc.	16,300	685,345
Best Denki Co., Ltd.	65,500	174,580
Bic Camera, Inc.	413	143,878
Bidec Servo Corp.	6,000	32,324
BML, Inc.	4,200	111,767
#Bookoff Corp.	11,400	111,987
Bridgestone Corp.	51,800	825,535
Brother Industries, Ltd.	147,700	1,593,724

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Bunka Shutter Co., Ltd.	54,000	$173,202
#CAC Corp.	9,200	63,785
*Calsonic Kansei Corp.	152,000	412,511
Canon Electronics, Inc.	6,700	143,645
Canon Finetech, Inc.	19,300	261,894
Canon Marketing Japan, Inc.	66,300	916,952
#*Canon, Inc. Sponsored ADR	31,850	1,245,654
#Capcom Co., Ltd.	13,000	215,315
*Carchs Holdings Co., Ltd.	21,500	7,186
#Casio Computer Co., Ltd.	168,500	1,232,704
Catena Corp.	31,300	68,865
Cawachi, Ltd.	16,900	331,267
#*Cedyna Financial Corp.	105,209	202,116
Central Glass Co., Ltd.	112,000	460,567
Central Japan Railway Co.	84	617,341
Central Security Patrols Co., Ltd.	7,100	69,749
Century Tokyo Leasing Corp.	54,630	647,742
CFS Corp.	39,000	198,360
Chiba Bank, Ltd. (The)	366,000	2,209,004
*Chiba Kogyo Bank, Ltd. (The)	30,500	219,712
Chino Corp.	40,000	92,569
#Chiyoda Co., Ltd.	23,200	302,458
#Chiyoda Corp.	94,000	856,288
#Chofu Seisakusho Co., Ltd.	27,300	636,493
Chori Co., Ltd.	71,000	77,798
Chubu Electric Power Co., Ltd.	41,200	1,043,259
Chubu Shiryo Co., Ltd.	25,000	230,434
Chudenko Corp.	26,700	331,699
Chuetsu Pulp & Paper Co., Ltd.	106,000	177,874
#*Chugai Mining Co., Ltd.	259,700	113,223
Chugai Pharmaceutical Co., Ltd.	19,800	353,534
Chugai Ro Co., Ltd.	31,000	83,854
Chugoku Bank, Ltd. (The)	99,000	1,265,644
#Chugoku Electric Power Co., Ltd. (The)	18,600	364,344
Chugoku Marine Paints, Ltd.	30,000	200,290
Chukyo Bank, Ltd. (The)	189,000	553,168
Chuo Denki Kogyo Co., Ltd.	17,000	122,601
Chuo Mitsui Trust Holdings, Inc.	303,000	1,072,708
Chuo Spring Co., Ltd.	31,000	93,154
Circle K Sunkus Co., Ltd.	32,700	422,886
Citizen Holdings Co., Ltd.	243,400	1,596,847
CKD Corp.	72,900	493,518
#*Clarion Co., Ltd.	103,000	138,659
Cleanup Corp.	22,400	174,674
#*CMK Corp.	47,300	362,338
Coca-Cola Central Japan Co., Ltd.	20,900	259,621
Coca-Cola West Co., Ltd.	55,402	924,247
Cocakara Fine Holdings, Inc.	1,320	22,948
#Colowide Co., Ltd.	3,500	23,287
#*Columbia Music Entertainment, Inc.	23,000	8,764
Commuture Corp.	41,000	238,905
Computer Engineering & Consulting, Ltd.	15,100	77,152
Comsys Holdings Corp.	120,000	1,190,924
#Co-Op Chemical Co., Ltd.	23,000	34,545
Core Corp.	6,100	44,417
Corona Corp.	26,600	359,847
Cosel Co., Ltd.	8,300	108,577
Cosmo Oil Co., Ltd.	578,000	1,254,898
Create Medic Co., Ltd.	3,500	33,360
Credit Saison Co., Ltd.	156,300	1,947,094
#Cresco, Ltd.	36,000	166,818

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Cross Plus, Inc.	2,000	$19,619
#*CSK Holdings Corp.	138,580	629,112
CTI Engineering Co., Ltd.	12,300	60,953
#Culture Convenience Club Co., Ltd.	29,700	142,388
Cybozu, Inc.	20	7,534
Dai Nippon Printing Co., Ltd.	195,000	2,673,971
#Dai Nippon Sumitomo Pharma Co., Ltd.	46,000	489,555
*Dai Nippon Toryo, Ltd.	103,000	102,732
Daicel Chemical Industries, Ltd.	185,000	1,113,700
Dai-Dan Co., Ltd.	42,000	220,954
Daido Kogyo Co., Ltd.	31,000	48,140
#Daido Metal Co., Ltd.	40,000	96,559
#*Daido Steel Co., Ltd.	253,000	922,408
Daidoh, Ltd.	13,300	97,071
#*Daiei, Inc. (The)	104,000	358,126
#Daifuku Co., Ltd.	87,500	548,257
Daihatsu Motor Co., Ltd.	53,000	507,876
Daihen Corp.	54,000	218,292
*Daiho Corp.	49,000	36,302
#*Daiichi Chuo Kisen Kaisha	58,000	146,651
#Daiichi Jitsugyo Co., Ltd.	54,000	134,345
Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	57,587
Daiichi Kogyo Seiyaku Co., Ltd.	32,000	82,006
Daiichi Sankyo Co., Ltd.	42,900	891,552
Daiken Corp.	89,000	221,224
*Daiki Aluminium Industry Co., Ltd.	41,000	86,605
Daikin Industries, Ltd.	23,000	854,561
Daiko Clearing Services Corp.	12,900	53,470
Daikoku Denki Co., Ltd.	10,200	190,730
#*Daikyo, Inc.	229,392	474,149
Daimei Telecom Engineering Corp.	27,000	200,982
Dainichi Co., Ltd.	17,300	116,592
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	75,000	273,010
#*Dainippon Screen Manufacturing Co., Ltd.	254,000	1,238,836
Daio Paper Corp.	60,000	486,314
Daisan Bank, Ltd. (The)	147,000	390,307
#Daiseki Co., Ltd.	5,925	124,357
Daishi Bank, Ltd. (The)	288,000	965,246
Daiso Co., Ltd.	36,000	88,405
*Daisue Construction Co., Ltd.	70,000	26,202
Daisyo Corp.	26,100	356,001
Daito Bank, Ltd. (The)	94,000	68,515
Daito Trust Construction Co., Ltd.	6,900	327,282
#Daiwa House Industry Co., Ltd.	246,000	2,586,918
Daiwa Industries, Ltd.	39,000	176,280
Daiwa Securities Co., Ltd.	499,000	2,495,371
#Daiwabo Holdings Co., Ltd.	65,000	133,832
DC Co., Ltd.	24,400	55,708
DCM Japan Holdings Co., Ltd.	58,980	353,813
*DeNa Co., Ltd.	29	167,818
Denki Kagaku Kogyo Kabushiki Kaisha	335,000	1,361,550
Denki Kogyo Co., Ltd.	30,000	138,868
Denso Corp.	125,500	3,687,120
#Dentsu, Inc.	53,200	1,224,405
Denyo Co., Ltd.	22,900	184,561
Descente, Ltd.	43,000	224,032
DIC Corp.	345,000	613,615
*Dijet Industrial Co., Ltd.	13,000	16,479
#Disco Corp.	17,700	981,247
DMW Corp.	900	15,916
#Don Quijote Co., Ltd.	14,200	317,163

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Doshisha Co., Ltd.	12,800	$274,365
Doutor Nichires Holdings Co., Ltd.	20,823	262,884
Dowa Holdings Co., Ltd.	281,000	1,564,394
*Dr Ci:Labo Co., Ltd.	19	38,195
*Dream Incubator, Inc.	25	18,586
DTS Corp.	19,400	186,843
*Duskin Co., Ltd.	51,700	917,411
#Dwango Co., Ltd.	46	79,615
DyDo Drinco, Inc.	11,400	378,286
Dynic Corp.	12,000	18,660
eAccess, Ltd.	334	236,204
Eagle Industry Co., Ltd.	26,000	133,385
Earth Chemical Co., Ltd.	2,100	61,618
East Japan Railway Co.	19,000	1,275,620
*Ebara Corp.	240,000	1,006,428
Echo Trading Co., Ltd.	3,000	30,615
#Edion Corp.	89,000	925,588
Ehime Bank, Ltd. (The)	340,000	958,684
Eighteenth Bank, Ltd. (The)	161,000	452,754
Eiken Chemical Co., Ltd.	19,900	182,568
#Eisai Co., Ltd.	11,500	427,568
Eizo Nanao Corp.	18,000	447,025
Electric Power Development Co., Ltd.	13,700	397,701
*Elna Co., Ltd.	12,000	11,287
*Elpida Memory, Inc.	98,500	1,738,764
Enplas Corp.	16,100	279,872
*Enshu, Ltd.	37,000	31,935
Ensuiko Sugar Refining Co., Ltd.	11,000	19,989
ESPEC Corp.	20,800	115,695
Exedy Corp.	35,400	780,620
Ezaki Glico Co., Ltd.	45,000	493,344
Falco Biosystems, Ltd.	5,700	55,532
#FamilyMart Co., Ltd.	13,500	426,934
#Fancl Corp.	16,800	336,022
Fanuc, Ltd.	6,000	574,122
#Fast Retailing Co., Ltd.	2,800	466,426
FCC Co., Ltd.	20,400	403,007
#*FDK Corp.	65,000	92,344
#Foster Electric Co., Ltd.	21,600	662,680
FP Corp.	6,100	294,007
#France Bed Holdings Co., Ltd.	112,000	157,982
*F-Tech, Inc.	2,700	35,709
#*Fudo Tetra Corp.	128,400	78,105
Fuji Co., Ltd.	11,600	223,308
Fuji Corp., Ltd.	34,700	128,492
#*Fuji Electric Holdings Co., Ltd.	575,000	1,140,204
#*Fuji Fire & Marine Insurance Co., Ltd. (The)	141,000	155,239
*Fuji Heavy Industries, Ltd.	441,000	2,071,771
#*Fuji Kiko Co., Ltd.	11,000	11,986
Fuji Kyuko Co., Ltd.	14,000	70,997
Fuji Oil Co., Ltd.	29,100	415,951
Fuji Oozx, Inc.	6,000	18,547
*Fuji Seal International, Inc.	3,700	74,786
Fuji Soft, Inc.	19,300	309,208
*Fuji Television Network, Inc.	195	292,241
#Fujibo Holdings, Inc.	69,000	119,121
Fujicco Co., Ltd.	31,600	377,316
FUJIFILM Holdings Corp.	144,900	4,640,949
Fujikura Kasei Co., Ltd.	28,600	141,505
Fujikura Rubber, Ltd.	18,900	64,879
Fujikura, Ltd.	352,000	1,886,653

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fujita Kanko, Inc.	11,000	$42,719
Fujitec Co., Ltd.	79,000	434,425
Fujitsu Frontech, Ltd.	19,900	152,790
Fujitsu General, Ltd.	42,000	153,647
Fujitsu, Ltd.	297,292	1,813,149
#*Fujiya Co., Ltd.	46,000	93,174
Fukuda Corp.	42,000	72,847
Fukui Bank, Ltd. (The)	278,000	897,924
Fukuoka Financial Group, Inc.	447,000	1,636,538
*Fukushima Bank, Ltd.	226,000	127,386
Fukusima Industries Corp.	5,100	46,471
#Fukuyama Transporting Co., Ltd.	249,000	1,177,782
Fumakilla, Ltd.	16,000	80,436
Funai Consulting Co., Ltd.	10,500	57,688
#Funai Electric Co., Ltd.	17,900	888,293
Furukawa Co., Ltd.	339,000	378,283
#Furukawa Electric Co., Ltd.	343,067	1,656,467
Furukawa-Sky Aluminum Corp.	85,000	147,016
Furusato Industries, Ltd.	14,900	82,200
Fuso Pharmaceutical Industries, Ltd.	91,000	306,198
Futaba Corp.	45,500	783,821
#*Futaba Industrial Co., Ltd.	95,400	863,041
Future Architect, Inc.	69	27,535
Fuyo General Lease Co., Ltd.	19,200	433,807
G-7 Holdings, Inc.	5,000	27,594
#Gakken Holdings Co., Ltd.	98,000	244,570
Gecoss Corp.	22,500	93,235
GEO Co., Ltd.	103	107,506
GLOBERIDE, Inc.	27,000	30,033
Glory, Ltd.	57,700	1,267,917
GMO Internet, Inc.	15,800	63,406
Godo Steel, Ltd.	156,000	324,822
#Goldcrest Co., Ltd.	14,680	408,544
#*Goldwin, Inc.	56,000	121,871
Gourmet Kineya Co., Ltd.	28,000	165,878
#GS Yuasa Corp.	140,000	895,751
#*GSI Creos Corp.	49,000	53,077
#Gulliver International Co., Ltd.	4,390	254,025
*Gun Ei Chemical Industry Co., Ltd.	62,000	143,765
Gunma Bank, Ltd. (The)	331,000	1,706,505
#Gunze, Ltd.	227,000	819,078
#H2O Retailing Corp.	92,000	552,975
#Hachijuni Bank, Ltd. (The)	240,000	1,384,015
Hagoromo Foods Corp.	3,000	34,234
Hakuhodo Dy Holdings, Inc.	23,070	1,125,061
Hakuto Co., Ltd.	17,800	154,372
Hamamatsu Photonics K.K.	24,300	579,596
Hankyu Hanshin Holdings, Inc.	317,000	1,461,849
Hanwa Co., Ltd.	122,000	448,378
#Happinet Corp.	10,300	125,362
Harashin Narus Holdings Co., Ltd.	5,700	64,045
Harima Chemicals, Inc.	22,000	108,266
Haruyama Trading Co., Ltd.	2,400	9,565
*Haseko Corp.	606,000	510,190
#*Hayashikane Sangyo Co., Ltd.	20,000	25,192
Hazama Corp.	98,900	89,651
Heiwa Corp.	32,600	350,925
Heiwa Real Estate Co., Ltd.	172,500	527,519
Heiwado Co., Ltd.	40,500	527,000
Hibiya Engineering, Ltd.	30,000	265,868
*Hiday Hidaka Corp.	1,700	19,063

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Higashi-Nippon Bank, Ltd.	135,000	$257,351
Higo Bank, Ltd. (The)	185,000	1,006,746
#Hikari Tsushin, Inc.	15,200	261,468
Hino Motors, Ltd.	234,000	877,879
Hioki EE Corp.	500	8,337
#Hirose Electric Co., Ltd.	7,000	749,448
#Hiroshima Bank, Ltd. (The)	493,000	1,949,555
HIS Co., Ltd.	10,700	206,728
Hisamitsu Pharmaceutical Co., Inc.	6,800	244,591
#Hitachi Cable, Ltd.	173,000	511,094
Hitachi Chemical Co., Ltd.	67,900	1,447,715
#Hitachi Construction Machinery Co., Ltd.	72,700	1,524,197
*Hitachi High-Technologies Corp.	67,500	1,350,536
#Hitachi Koki Co., Ltd.	62,800	669,277
#Hitachi Kokusai Electric, Inc.	75,000	681,234
Hitachi Medical Corp.	36,000	304,711
Hitachi Metals Techno, Ltd.	3,500	14,050
Hitachi Metals, Ltd.	55,000	530,228
Hitachi Tool Engineering, Ltd.	23,100	230,830
#Hitachi Transport System, Ltd.	42,800	566,398
#*Hitachi Zosen Corp.	390,000	564,982
*Hitachi, Ltd.	4,000	13,701
*Hitachi, Ltd. Sponsored ADR	102,056	3,495,418
Hochiki Corp.	11,000	61,785
Hodogaya Chemical Co., Ltd.	78,000	260,789
Hogy Medical Co., Ltd.	5,400	262,818
Hohsui Corp.	11,000	12,872
Hokkaido Electric Power Co., Inc.	27,400	521,164
Hokkaido Gas Co., Ltd.	80,000	213,689
Hokkan Holdings, Ltd.	61,000	146,548
Hokko Chemical Industry Co., Ltd.	25,000	74,476
Hokkoku Bank, Ltd. (The)	255,000	913,211
Hokuetsu Bank, Ltd. (The)	202,000	325,330
Hokuetsu Industries Co., Ltd.	10,000	14,911
Hokuetsu Kishu Paper Co., Ltd.	167,295	835,779
*Hokuhoku Financial Group, Inc.	687,000	1,425,864
Hokuriku Electric Industry Co., Ltd.	35,000	58,902
Hokuriku Electric Power Co., Inc.	19,500	422,042
Hokuriku Electrical Construction Co., Ltd.	6,000	17,748
Hokuto Corp.	6,100	128,233
Honda Motor Co., Ltd.	16,400	555,782
Honda Motor Co., Ltd. Sponsored ADR	409,732	13,894,012
Horiba, Ltd.	28,700	691,058
Horipro, Inc.	13,300	101,897
#Hosiden Corp.	54,100	641,586
Hosokawa Micron Corp.	35,000	120,143
#House Foods Corp.	60,400	887,800
*Howa Machinery, Ltd.	123,000	66,613
Hoya Corp.	22,900	610,578
Hyakugo Bank, Ltd. (The)	217,000	992,805
Hyakujishi Bank, Ltd. (The)	301,000	1,128,628
*I Metal Technology Co., Ltd.	14,000	16,990
#Ibiden Co., Ltd.	33,400	1,140,484
IBJ Leasing Co., Ltd.	11,400	204,455
Ichiken Co., Ltd.	22,000	25,346
*Ichikoh Industries, Ltd.	38,000	64,155
Ichinen Holdings Co., Ltd.	9,500	37,507
Ichiyoshi Securities Co., Ltd.	20,000	126,008
Icom, Inc.	11,000	261,829
*Idec Corp.	11,200	75,655
Idemitsu Kosan Co., Ltd.	16,500	1,055,225

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ihara Chemical Industry Co., Ltd.	47,000	$130,082
*IHI Corp.	811,000	1,247,873
#Iida Home Max	8,200	141,845
#Iino Kaiun Kaisha, Ltd.	28,400	139,770
#*Ikegami Tsushinki Co., Ltd.	54,000	41,870
#*Image Holdings Co., Ltd.	7,400	20,361
Imasen Electric Industrial Co., Ltd.	15,100	197,085
Imperial Hotel, Ltd.	7,550	133,083
*Impress Holdings, Inc.	4,300	9,715
Inaba Denki Sangyo Co., Ltd.	8,300	195,301
Inaba Seisakusho Co., Ltd.	16,300	158,572
Inabata & Co., Ltd.	50,700	203,424
Inageya Co., Ltd.	23,000	239,484
Ines Corp.	31,400	238,899
I-Net Corp.	7,400	39,891
Information Services International-Dentsu, Ltd.	13,900	79,846
INPEX Corp.	62	453,676
*Intage, Inc.	2,200	37,132
Inui Steamship Co., Ltd.	14,700	106,746
Inui Warehouse Co., Ltd.	5,000	29,414
#*Invoice, Inc.	2,790	41,920
ISE Chemicals Corp.	9,000	46,927
#*Iseki & Co., Ltd.	105,000	303,819
#Isetan Mitsukoshi Holdings, Ltd.	154,040	1,447,569
*Ishihara Sangyo Kaisha, Ltd.	411,000	313,145
Ishii Hyoki Co., Ltd.	4,400	56,420
#Ishii Iron Works Co., Ltd.	23,000	38,691
Ishizuka Glass Co., Ltd.	12,000	25,644
*Isuzu Motors, Ltd.	956,000	2,034,156
IT Holdings Corp.	24,900	279,629
*ITC Networks Corp.	9	20,135
#ITO EN, Ltd.	25,700	382,154
Itochu Corp.	553,000	4,317,023
Itochu Enex Co., Ltd.	53,300	225,154
Itochu Techno-Solutions Corp.	19,100	579,115
Itochu-Shokuhin Co., Ltd.	11,200	375,909
Itoham Foods, Inc.	140,000	508,816
Itoki Corp.	45,100	88,481
*Iwasaki Electric Co., Ltd.	75,000	128,654
#Iwatani International Corp.	100,000	275,215
*Iwatsu Electric Co., Ltd.	84,000	67,487
Iyo Bank, Ltd. (The)	117,000	965,694
Izumi Co., Ltd.	38,900	472,764
Izumiya Co., Ltd.	93,000	400,247
*Izutsuya Co., Ltd.	70,000	27,575
#*J Front Retailing Co., Ltd.	473,600	2,255,461
#Jalux, Inc.	2,000	15,260
Jamco Corp.	8,000	40,922
#*Janome Sewing Machine Co., Ltd.	182,000	106,355
*Japan Airlines System Corp.	61,000	1,358
#Japan Airport Terminal Co., Ltd.	29,400	400,794
Japan Aviation Electronics Industry, Ltd.	64,000	458,219
Japan Business Computer Co., Ltd.	8,900	55,917
Japan Carlit Co., Ltd.	16,300	70,823
Japan Cash Machine Co., Ltd.	12,800	107,729
Japan Digital Laboratory Co., Ltd.	21,200	248,076
Japan Foundation Engineering Co., Ltd.	8,600	18,331
Japan Kenzai Co., Ltd.	10,700	42,624
Japan Medical Dynamic Marketing, Inc.	2,600	7,086
Japan Petroleum Exploration Co., Ltd.	8,300	389,571
Japan Pulp & Paper Co., Ltd.	102,000	343,859

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Japan Radio Co., Ltd.	98,000	$187,945
Japan Steel Works, Ltd. (The)	16,000	196,567
Japan Tobacco, Inc.	194	700,077
Japan Transcity Corp.	61,000	172,326
Japan Vilene Co., Ltd.	45,000	205,503
Japan Wool Textile Co., Ltd. (The)	88,000	645,633
Jastec Co., Ltd.	16,200	90,512
JBIS Holdings, Inc.	27,500	92,256
Jeans Mate Corp.	5,400	25,177
#Jeol, Ltd.	62,000	226,951
JFE Holdings, Inc.	61,400	2,134,918
JFE Shoji Holdings, Inc.	109,000	382,065
JGC Corp.	19,000	354,667
*Jidosha Buhin Kogyo Co., Ltd.	16,000	24,037
*JMS Co., Ltd.	40,000	152,394
*Joban Kosan Co., Ltd.	79,000	125,977
J-Oil Mills, Inc.	51,000	159,876
#Joshin Denki Co., Ltd.	23,000	191,977
Joyo Bank, Ltd. (The)	315,000	1,274,113
#JS Group Corp.	130,500	2,303,205
JSP Corp.	28,300	357,113
JSR Corp.	39,400	778,556
JTEKT Corp.	145,800	1,646,875
#*Juki Corp.	106,000	109,414
Juroku Bank, Ltd.	267,000	1,044,575
*JVC Kenwood Holdings, Inc.	385,000	174,092
K.R.S. Corp.	11,500	114,763
#*Kabu.com Securities Co., Ltd.	63	60,906
Kabuki-Za Co., Ltd.	1,000	40,449
#Kadokawa Holdings, Inc.	24,200	581,413
#Kaga Electronics Co., Ltd.	22,800	237,115
Kagawa Bank, Ltd. (The)	67,000	232,510
#Kagome Co., Ltd.	22,500	391,492
Kagoshima Bank, Ltd. (The)	145,000	1,031,603
#Kajima Corp.	707,000	1,480,135
#Kakaku.com, Inc.	48	176,228
Kaken Pharmaceutical Co., Ltd.	40,000	338,277
#*Kamagai Gumi Co., Ltd.	168,000	107,531
#Kameda Seika Co., Ltd.	21,600	394,263
Kamei Corp.	28,000	130,231
Kamigumi Co., Ltd.	253,000	1,901,709
Kanaden Corp.	24,000	121,290
Kanagawa Chuo Kotsu Co., Ltd.	11,000	61,969
Kanamoto Co., Ltd.	30,000	133,651
Kandenko Co., Ltd.	60,000	382,161
Kaneka Corp.	289,000	1,863,912
*Kanematsu Corp.	389,000	305,758
Kanematsu Electronics, Ltd.	44,900	409,682
Kansai Electric Power Co., Inc.	47,500	1,080,942
Kansai Paint Co., Ltd.	133,000	1,076,952
Kanto Auto Works, Ltd.	23,746	192,446
#Kanto Denka Kogyo Co., Ltd.	40,000	274,980
Kanto Natural Gas Development Co., Ltd.	43,000	226,133
*Kanto Tsukuba Bank, Ltd. (The)	56,900	165,288
Kao Corp.	23,000	554,900
Kasai Kogyo Co., Ltd.	37,000	104,665
Kasumi Co., Ltd.	23,000	116,919
Katakura Chikkarin Co., Ltd.	20,000	59,058
#Katakura Industries Co., Ltd.	12,900	113,156
Kato Sangyo Co., Ltd.	22,200	385,424
Kato Works Co., Ltd.	58,000	95,034

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Kawada Technologies, Inc.	2,300	$36,880
Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	98,929
Kawakin Holdings Co., Ltd.	10,000	31,361
#Kawasaki Heavy Industries, Ltd.	424,000	1,088,977
Kawasaki Kasei Chemicals, Ltd.	23,000	27,884
Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	76,166
#*Kawasaki Kisen Kaisha, Ltd.	588,000	2,076,748
#*Kawashima Selkon Textiles Co., Ltd.	85,000	63,792
Kawasumi Laboratories, Inc.	22,000	136,003
*Kayaba Industry Co., Ltd.	163,000	530,744
KDDI Corp.	190	1,001,539
#Keihan Electric Railway Co., Ltd.	70,000	283,924
*Keihin Co., Ltd. (The)	59,000	64,633
#Keihin Corp.	36,500	564,889
#Keihin Electric Express Railway Co., Ltd.	88,000	677,133
Keio Corp.	125,000	787,959
Keisei Electric Railway Co., Ltd.	166,000	909,962
Keiyo Bank, Ltd. (The)	227,000	1,064,998
#Keiyo Co., Ltd.	19,100	84,659
*Kenedix, Inc.	435	133,338
Kentucky Fried Chicken Japan, Ltd.	5,000	92,879
#Key Coffee, Inc.	17,900	312,336
Keyence Corp.	1,869	430,113
#Kikkoman Corp.	86,050	1,005,143
#*Kimoto Co., Ltd.	5,600	56,032
Kimura Chemical Plants Co., Ltd.	4,100	36,781
Kinden Corp.	128,000	1,158,732
#*Kinki Nippon Tourist Co., Ltd.	94,000	75,723
Kinki Sharyo Co., Ltd.	21,000	149,653
#Kintetsu Corp.	128,000	442,267
Kintetsu World Express, Inc.	10,300	263,966
#Kinugawa Rubber Industrial Co., Ltd.	25,000	75,381
Kirin Holdings Co., Ltd.	105,000	1,600,527
Kirindo Co., Ltd.	2,700	12,148
Kisoji Co., Ltd.	5,400	115,040
Kissei Pharmaceutical Co., Ltd.	22,000	444,532
*Kitagawa Iron Works Co., Ltd.	84,000	84,224
Kita-Nippon Bank, Ltd. (The)	6,700	193,333
#Kitano Construction Corp.	89,000	215,631
Kitz Corp.	108,000	538,517
Kiyo Holdings, Inc.	598,000	741,485
Koa Corp.	35,900	369,151
Koatsu Gas Kogyo Co., Ltd.	25,000	149,003
Kobayashi Pharmaceutical Co., Ltd.	10,700	426,276
Kobayashi Yoko Co., Ltd.	1,900	6,137
*Kobe Steel, Ltd.	691,000	1,238,476
Koekisha Co., Ltd.	1,800	29,757
Kohnan Shoji Co., Ltd.	28,900	324,408
Kohsoku Corp.	5,000	35,544
#Koike Sanso Kogyo Co., Ltd.	40,000	116,647
Koito Industries, Ltd.	7,000	19,582
Koito Manufacturing Co., Ltd.	51,000	888,852
#Kojima Co., Ltd.	27,200	166,603
Kokuyo Co., Ltd.	85,864	655,954
Komai Tekko, Inc.	33,000	65,427
Komatsu Seiren Co., Ltd.	39,000	153,579
Komatsu Wall Industry Co., Ltd.	9,900	109,870
Komatsu, Ltd.	54,600	1,098,701
Komeri Co., Ltd.	14,400	367,860
Komori Corp.	95,600	1,077,435
Konaka Co., Ltd.	27,380	96,758

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Konami Co., Ltd.	8,000	$131,538
#Konami Corp. ADR	19,770	332,136
Konica Minolta Holdings, Inc.	158,000	1,614,150
Konishi Co., Ltd.	18,400	174,144
*Kosaido Co., Ltd.	13,700	27,980
Kose Corp.	18,000	363,617
Kosei Securities Co., Ltd.	58,000	61,314
#K’s Holdings Corp.	22,100	701,955
Ku Holdings Co., Ltd.	4,400	14,531
Kubota Corp.	9,000	80,930
#Kubota Corp. Sponsored ADR	46,500	2,078,085
#Kumiai Chemical Industry Co., Ltd.	79,000	238,446
Kura Corp.	26	77,533
Kurabo Industries, Ltd.	230,000	357,278
Kuraray Co., Ltd.	95,500	1,112,665
*Kuraudia Co., Ltd.	1,200	15,673
#Kureha Corp.	92,000	449,109
*Kurimoto, Ltd.	117,000	107,761
#Kurita Water Industries, Ltd.	11,600	359,192
Kuroda Electric Co., Ltd.	32,300	457,262
*Kurosaki Harima Corp.	57,000	106,682
Kyocera Corp.	3,300	298,671
Kyocera Corp. Sponsored ADR	28,900	2,679,608
Kyoden Co., Ltd.	7,000	9,138
Kyodo Printing Co., Ltd.	89,000	237,662
Kyodo Shiryo Co., Ltd.	56,000	71,237
Kyoei Sangyo Co., Ltd.	21,000	40,829
Kyoei Steel, Ltd.	10,100	180,796
#Kyoei Tanker Co., Ltd.	22,000	49,419
Kyokuto Boeki Kaisha, Ltd.	10,000	13,456
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	128,386
#Kyokuyo Co., Ltd.	41,000	84,431
Kyorin Co., Ltd.	32,000	463,815
Kyoritsu Maintenance Co., Ltd.	10,840	164,160
Kyosan Electric Manufacturing Co., Ltd.	57,000	262,918
Kyoto Kimono Yuzen Co., Ltd.	6,400	62,046
Kyowa Exeo Corp.	49,700	437,271
Kyowa Hakko Kirin Co., Ltd.	92,000	958,753
Kyowa Leather Cloth Co., Ltd.	13,100	46,456
Kyudenko Corp.	67,000	403,396
Kyushu Electric Power Co., Inc.	29,400	636,200
#*Laox Co., Ltd.	10,000	9,511
#Lawson, Inc.	10,200	462,224
*Leopalace21 Corp.	98,600	361,226
Life Corp.	10,000	168,964
Lintec Corp.	33,000	631,431
#Lion Corp.	82,000	395,745
*Lonseal Corp.	23,000	23,069
*Look, Inc.	26,000	22,588
#*M3, Inc.	13	43,049
#Mabuchi Motor Co., Ltd.	19,900	1,088,081
Macnica, Inc.	10,300	170,804
Maeda Corp.	120,000	327,775
Maeda Road Construction Co., Ltd.	87,000	644,700
*Maezawa Industries, Inc.	3,100	5,752
#Maezawa Kaisei Industries Co., Ltd.	14,200	134,803
Maezawa Kyuso Industries Co., Ltd.	14,500	207,840
*Magara Construction Co., Ltd.	7,000	—
#*Makino Milling Machine Co., Ltd.	127,000	586,186
Makita Corp.	14,000	469,730
#Makita Corp. Sponsored ADR	12,696	423,412

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mamiya-Op Co., Ltd.	11,000	$11,084
#Mandom Corp.	8,100	224,560
Marche Corp.	2,000	15,723
Mars Engineering Corp.	5,000	120,567
Marubeni Corp.	652,359	3,788,486
Marubun Corp.	27,100	156,101
Marudai Food Co., Ltd.	133,000	407,015
Maruei Department Store Co., Ltd.	38,000	48,371
#Maruetsu, Inc. (The)	54,000	229,760
Maruha Nichiro Holdings, Inc.	220,815	306,706
Marui Group Co., Ltd.	219,600	1,340,401
#Maruichi Steel Tube, Ltd.	35,800	647,590
Maruka Machinery Co., Ltd.	4,000	26,115
#Marusan Securities Co., Ltd.	66,800	375,515
Maruwa Co., Ltd.	9,000	205,561
#*Maruyama Manufacturing Co., Inc.	47,000	81,770
*Maruzen Co., Ltd.	64,000	44,614
Maruzen Showa Unyu Co., Ltd.	67,000	214,557
Maspro Denkoh Corp.	16,500	149,959
#Matsuda Sangyo Co., Ltd.	9,962	180,965
Matsui Construction Co., Ltd.	27,000	104,667
Matsui Securities Co., Ltd.	22,400	152,703
#Matsumotokiyoshi Holdings Co., Ltd.	13,400	292,697
*Matsuya Co., Ltd.	4,000	33,909
Matsuya Foods Co., Ltd.	13,100	194,864
Max Co., Ltd.	23,000	221,126
Maxvalu Tokai Co., Ltd.	11,600	142,586
*Mazda Motor Corp.	656,000	1,779,561
MEC Co., Ltd.	20,100	135,660
Medipal Holdings Corp.	61,700	771,824
#Megachips Corp.	6,100	86,913
#*Megmilk Snow Brand Co., Ltd.	14,600	210,755
#Meidensha Corp.	140,000	620,879
*Meiji Holdings Co., Ltd.	34,610	1,306,068
#Meiji Shipping Co., Ltd.	6,200	28,620
#Meitec Corp.	3,800	65,339
#Meito Sangyo Co., Ltd.	5,800	80,271
*Meito Transportation Co., Ltd.	1,300	11,072
*Meiwa Estate Co., Ltd.	23,600	111,239
*Meiwa Trading Co., Ltd.	18,000	36,377
Melco Holdings, Inc.	9,600	240,045
Mercian Corp.	84,000	175,035
Mesco, Inc.	6,000	29,546
Michinoku Bank, Ltd. (The)	126,000	244,987
Mikuni Coca-Cola Bottling Co., Ltd.	41,800	329,151
Mikuni Corp.	7,000	8,379
Milbon Co., Ltd.	4,400	97,440
Mimasu Semiconductor Industry Co., Ltd.	15,400	183,440
*Minato Bank, Ltd. (The)	193,000	234,870
#Minebea Co., Ltd.	142,000	753,943
Ministop Co., Ltd.	7,900	93,118
Miraca Holdings, Inc.	20,800	620,481
Miroku Jyoho Service Co., Ltd.	9,000	21,730
*Misawa Homes Co., Ltd.	17,200	62,841
Misawa Resort Co., Ltd.	6,000	10,432
Misumi Group, Inc.	12,800	222,455
Mitani Corp.	6,000	34,857
*Mito Securities Co., Ltd.	55,000	123,080
*Mitsuba Corp.	36,000	155,212
*Mitsubishi Cable Industries, Ltd.	147,000	119,620
#Mitsubishi Chemical Holdings Corp.	634,500	2,643,180

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Corp.	350,500	$8,475,520
*Mitsubishi Electric Corp.	186,000	1,449,548
Mitsubishi Estate Co., Ltd.	37,073	600,187
Mitsubishi Gas Chemical Co., Inc.	375,000	1,984,240
#Mitsubishi Heavy Industries, Ltd.	836,000	2,914,890
Mitsubishi Kakoki Kaisha, Ltd.	32,000	79,229
Mitsubishi Logistics Corp.	112,000	1,227,392
#*Mitsubishi Materials Corp.	556,160	1,443,053
#*Mitsubishi Motors Corp.	357,000	492,164
Mitsubishi Paper Mills, Ltd.	254,000	300,151
Mitsubishi Pencil Co., Ltd.	35,900	456,741
Mitsubishi Rayon Co., Ltd.	288,452	1,193,266
*Mitsubishi Steel Manufacturing Co., Ltd.	89,000	155,167
Mitsubishi Tanabe Pharma Corp.	116,000	1,643,297
Mitsubishi UFJ Financial Group, Inc.	983,100	5,059,103
Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,478,583
#Mitsuboshi Belting, Ltd.	68,000	276,416
Mitsui & Co., Ltd.	19,000	279,461
#Mitsui & Co., Ltd. Sponsored ADR	15,592	4,551,928
#Mitsui Chemicals, Inc.	582,065	1,556,229
#Mitsui Engineering & Shipbuilding Co., Ltd.	391,000	944,337
*Mitsui Fudosan Co., Ltd.	49,000	824,092
*Mitsui High-Tec, Inc.	28,800	230,304
Mitsui Home Co., Ltd.	46,000	227,959
Mitsui Knowledge Industry Co., Ltd.	1,115	194,912
Mitsui Matsushima Co., Ltd.	92,000	150,921
*Mitsui Mining & Smelting Co., Ltd.	588,000	1,549,060
*Mitsui O.S.K. Lines, Ltd.	342,000	2,131,864
Mitsui Sugar Co., Ltd.	46,000	149,013
Mitsui Sumitomo Insurance Group Holdings, Inc.	126,000	3,153,832
Mitsui-Soko Co., Ltd.	52,000	185,383
*Mitsumi Electric Co., Ltd.	78,900	1,371,804
Mitsumura Printing Co., Ltd.	15,000	50,661
Mitsuuroko Co., Ltd.	32,300	226,267
#Miura Co., Ltd.	15,800	405,924
*Miyaji Engineering Group, Inc.	31,000	26,759
*Miyakoshi Corp.	3,900	24,375
Miyazaki Bank, Ltd. (The)	123,000	380,111
#Miyoshi Oil & Fat Co., Ltd.	76,000	120,258
#Mizuho Financial Group, Inc.	1,009,000	1,947,237
*Mizuho Investors Securities Co., Ltd.	308,000	308,993
Mizuho Securities Co., Ltd.	428,000	1,260,983
#*Mizuho Trust & Banking Co., Ltd.	136,000	136,496
Mizuno Corp.	107,000	510,156
Mochida Pharmaceutical Co., Ltd.	32,000	315,133
Modec, Inc.	4,200	80,899
Monex Group, Inc.	984	421,074
#Mori Seiki Co., Ltd.	48,700	491,122
Morinaga & Co., Ltd.	113,000	246,203
Morinaga Milk Industry Co., Ltd.	218,000	874,294
Morita Holdings Corp.	43,000	189,690
#Morozoff, Ltd.	48,000	156,807
Mory Industries, Inc.	42,000	101,320
#Mos Food Services, Inc.	13,000	215,465
Moshi Moshi Hotline, Inc.	900	16,003
MR Max Corp.	35,900	162,223
Murata Manufacturing Co., Ltd.	42,300	2,320,671
Musashino Bank, Ltd.	41,700	1,124,135
*Mutoh Holdings Co., Ltd.	43,000	67,500
Nabtesco Corp.	36,000	423,926
Nac Co., Ltd.	3,300	31,512

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nachi-Fujikoshi Corp.	206,000	$582,131
Nagano Bank, Ltd. (The)	71,000	142,248
Nagase & Co., Ltd.	108,000	1,254,485
Nagatanien Co., Ltd.	6,000	56,686
Nagoya Railroad Co., Ltd.	179,000	527,186
#*Naigai Co., Ltd.	28,000	13,190
Nakabayashi Co., Ltd.	56,000	116,443
Nakamuraya Co., Ltd.	17,000	88,117
Nakano Corp.	18,000	34,873
Nakayama Steel Works, Ltd.	114,000	154,887
Namco Bandai Holdings, Inc.	168,700	1,679,414
#Nankai Electric Railway Co., Ltd.	85,000	343,804
#Nanto Bank, Ltd. (The)	221,000	1,199,143
NEC Capital Solutions, Ltd.	18,800	264,693
*NEC Corp.	1,056,800	2,724,930
#*NEC Electronics Corp.	29,000	241,688
NEC Fielding, Ltd.	13,200	191,968
NEC Mobiling, Ltd.	12,000	313,283
NEC Networks & System Integration Corp.	14,400	154,728
Net One Systems Co., Ltd.	272	306,493
*Netmarks, Inc.	32	5,559
Neturen Co., Ltd.	35,900	219,981
#New Japan Radio Co., Ltd.	33,000	68,427
New Tachikawa Aircraft Co., Ltd.	1,600	88,722
#NGK Insulators, Ltd.	29,000	633,367
NGK Spark Plug Co., Ltd.	130,000	1,508,876
#NHK Spring Co., Ltd.	130,000	1,129,965
*Nice Holdings, Inc.	88,000	190,611
Nichia Steel Works, Ltd.	47,000	124,638
*Nichias Corp.	116,000	426,936
*Nichiban Co., Ltd.	38,000	123,042
#Nichicon Corp.	69,200	786,591
#*Nichiha Corp.	22,900	169,189
#Nichii Gakkan Co.	30,800	285,070
#Nichimo Co., Ltd.	15,000	22,358
*Nichimo Corp.	90,000	—
#Nichirei Corp.	201,000	752,485
Nichireki Co., Ltd.	22,000	80,970
Nidec Copal Corp.	14,400	211,294
Nidec Corp.	4,200	411,215
#Nidec Corp. ADR	9,900	241,956
Nidec Sankyo Corp.	38,000	332,260
Nidec Tosok Corp.	6,200	86,264
Nifco, Inc.	53,800	1,170,591
Nihon Chouzai Co., Ltd.	5,750	130,408
#Nihon Dempa Kogyo Co., Ltd.	18,000	376,986
Nihon Eslead Corp.	5,700	45,371
*Nihon Inter Electronics Corp.	19,200	48,475
Nihon Kagaku Sangyo Co., Ltd.	3,000	19,227
Nihon Kohden Corp.	21,800	345,764
#Nihon Nohyaku Co., Ltd.	23,000	121,218
Nihon Parkerizing Co., Ltd.	33,000	417,768
Nihon Spindle Manufacturing Co., Ltd.	46,000	66,244
Nihon Unisys, Ltd.	36,200	272,795
Nikkiso Co., Ltd.	23,000	130,388
Nikko Co., Ltd.	28,000	76,586
Nikon Corp.	47,000	964,197
Nintendo Co., Ltd.	4,500	1,254,610
Nippo Corp.	55,000	374,681
Nippon Beet Sugar Manufacturing Co., Ltd.	144,000	385,582
*Nippon Carbide Industries Co., Inc.	29,000	34,167

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nippon Carbon Co., Ltd.	23,000	$65,240
Nippon Ceramic Co., Ltd.	18,700	222,785
Nippon Chemical Industrial Co., Ltd.	81,000	186,174
*Nippon Chemi-Con Corp.	132,000	486,737
#Nippon Chemiphar Co., Ltd.	5,000	14,270
*Nippon Chutetsukan K.K.	15,000	21,055
Nippon Chuzo K.K.	27,000	32,122
Nippon Coke & Engineering Co., Ltd.	29,000	32,092
Nippon Concrete Industries Co., Ltd.	33,000	47,371
#Nippon Denko Co., Ltd.	28,000	169,997
Nippon Densetsu Kogyo Co., Ltd.	49,000	375,914
Nippon Denwa Shisetu Co., Ltd.	52,000	156,615
Nippon Electric Glass Co., Ltd.	108,000	1,519,286
Nippon Express Co., Ltd.	448,000	1,877,636
Nippon Felt Co., Ltd.	15,100	64,597
Nippon Filcon Co., Ltd.	16,300	80,738
Nippon Fine Chemical Co., Ltd.	22,900	177,281
Nippon Flour Mills Co., Ltd.	150,000	739,459
*Nippon Formula Feed Manufacturing Co., Ltd.	32,000	36,067
Nippon Gas Co., Ltd.	16,800	258,265
Nippon Hume Corp.	31,000	88,546
Nippon Jogesuido Sekkei Co., Ltd.	82	86,928
Nippon Kanzai Co., Ltd.	2,800	44,991
Nippon Kasei Chemical Co., Ltd.	32,000	59,410
#Nippon Kayaku Co., Ltd.	159,000	1,328,389
*Nippon Kinzoku Co., Ltd.	61,000	98,036
Nippon Koei Co., Ltd.	78,000	245,656
Nippon Konpo Unyu Soko Co., Ltd.	57,000	606,729
#Nippon Koshuha Steel Co., Ltd.	90,000	87,211
*Nippon Light Metal Co., Ltd.	606,000	592,356
Nippon Meat Packers, Inc.	159,000	2,004,106
#Nippon Metal Industry Co., Ltd.	146,000	225,136
Nippon Mining Holdings, Inc.	377,500	1,625,592
Nippon Oil Corp.	611,000	2,855,062
#Nippon Paint Co., Ltd.	191,000	1,188,847
Nippon Paper Group, Inc.	61,002	1,592,648
Nippon Parking Development Co., Ltd.	143	6,304
*Nippon Pillar Packing Co., Ltd.	22,000	114,996
*Nippon Piston Ring Co., Ltd.	77,000	77,385
*Nippon Road Co., Ltd. (The)	88,000	177,127
Nippon Seiki Co., Ltd.	41,000	451,377
Nippon Seisen Co., Ltd.	31,000	89,243
#Nippon Sheet Glass Co., Ltd.	608,000	1,570,425
Nippon Shinyaku Co., Ltd.	66,000	752,722
Nippon Shokubai Co., Ltd.	115,000	1,023,586
#Nippon Signal Co., Ltd.	82,600	788,228
Nippon Soda Co., Ltd.	162,000	599,024
Nippon Steel Corp.	390,000	1,414,159
Nippon Steel Trading Co., Ltd.	66,000	107,161
#Nippon Suisan Kaisha, Ltd.	240,800	698,993
Nippon Synthetic Chemical Industry Co., Ltd. (The)	65,000	460,686
Nippon Telegraph & Telephone Corp.	5,100	214,629
Nippon Telegraph & Telephone Corp. ADR	58,300	1,230,130
Nippon Television Network Corp.	2,120	288,782
#Nippon Thompson Co., Ltd.	82,000	465,061
*Nippon Tungsten Co., Ltd.	10,000	13,519
Nippon Valqua Industries, Ltd.	49,000	90,831
#Nippon Yakin Kogyo Co., Ltd.	133,500	498,982
*Nippon Yusen K.K.	575,904	1,988,310
Nippon Yusoki Co., Ltd.	29,000	57,736
#Nipponkoa Insurance Co., Ltd.	132,000	760,069

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nipro Corp.	63,000	$1,324,927
#*NIS Group Co., Ltd.	191,604	57,233
*NIS Group Co., Ltd. ADR	30,800	4,586
Nishimatsu Construction Co., Ltd.	316,000	365,724
Nishimatsuya Chain Co., Ltd.	29,000	250,063
Nishi-Nippon Bank, Ltd.	670,000	1,731,455
#Nishi-Nippon Railroad Co., Ltd.	148,000	573,236
Nishishiba Electric Co., Ltd.	10,000	16,185
Nissan Chemical Industries, Ltd.	24,000	316,080
*Nissan Motor Co., Ltd.	659,900	5,364,209
Nissan Shatai Co., Ltd.	89,000	755,333
Nissay Dowa General Insurance Co., Ltd.	104,000	496,310
Nissei Corp.	20,100	143,927
*Nissei Plastic Industrial Co., Ltd.	7,600	19,696
Nissen Holdings Co., Ltd.	25,500	78,903
#Nissha Printing Co., Ltd.	7,900	332,133
Nisshin Fudosan Co., Ltd.	9,100	38,205
Nisshin Oillio Group, Ltd. (The)	145,000	775,019
#Nisshin Seifun Group, Inc.	52,700	704,130
Nisshin Steel Co., Ltd.	618,000	1,048,526
Nisshinbo Holdings, Inc.	126,000	1,094,398
Nissin Corp.	82,000	174,123
Nissin Electric Co., Ltd.	32,000	159,352
#Nissin Foods Holdings Co., Ltd.	17,575	578,803
Nissin Kogyo Co., Ltd.	40,300	623,843
Nissin Sugar Manufacturing Co., Ltd.	32,000	72,291
Nissui Pharmaceutical Co., Ltd.	17,700	131,119
Nitchitsu Co., Ltd.	11,000	24,420
Nitori Co., Ltd.	4,500	339,429
Nitta Corp.	25,400	372,170
Nittan Valve Co., Ltd.	24,000	74,969
Nittetsu Mining Co., Ltd.	66,000	291,675
#Nitto Boseki Co., Ltd.	291,000	641,287
Nitto Denko Corp.	60,600	2,333,870
Nitto Electric Works, Ltd.	32,600	332,852
Nitto FC Co., Ltd.	5,000	27,447
Nitto Kohki Co., Ltd.	7,000	147,240
Nitto Seiko Co., Ltd.	38,000	96,947
*Nittoc Construction Co., Ltd.	29,000	14,670
NOF Corp.	141,000	574,905
#Nohmi Bosai, Ltd.	30,000	178,984
NOK Corp.	108,000	1,605,443
Nomura Co., Ltd.	52,000	133,970
Nomura Holdings, Inc.	107,000	799,962
#Nomura Holdings, Inc. ADR	402,117	3,007,835
#Nomura Real Estate Holdings, Inc.	44,200	660,055
#Nomura Research Institute, Ltd.	8,500	188,872
Noritake Co., Ltd.	128,000	335,509
Noritsu Koki Co., Ltd.	19,600	131,575
Noritz Corp.	18,300	229,255
NS Solutions Corp.	13,300	204,475
NSD Co., Ltd.	28,300	301,823
#NSK, Ltd.	290,000	2,102,626
NTN Corp.	463,000	2,001,525
NTT Data Corp.	81	252,368
NTT DoCoMo, Inc.	1,077	1,612,169
#NTT DoCoMo, Inc. Sponsored ADR	44,600	664,540
*Oak Capital Corp.	101,000	17,956
#Obayashi Corp.	357,000	1,260,563
Obayashi Road Corp.	18,000	28,436
*Obic Business Consultants Co., Ltd.	2,550	113,902

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Obic Co., Ltd.	4,490	$842,017
#Odakyu Electric Railway Co., Ltd.	50,000	405,857
#Oenon Holdings, Inc.	36,000	67,919
Ogaki Kyoritsu Bank, Ltd. (The)	278,000	949,879
#OHARA, Inc.	9,500	148,522
Oie Sangyo Co., Ltd.	1,200	10,361
Oiles Corp.	13,968	191,313
Oita Bank, Ltd. (The)	138,000	491,632
Oji Paper Co., Ltd.	449,000	1,884,756
Okabe Co., Ltd.	49,700	171,769
Okamoto Industries, Inc.	37,000	141,457
Okamoto Machine Tool Works, Ltd.	24,000	29,627
Okamura Corp.	77,000	386,871
Okano Valve Manufacturing Co.	4,000	36,086
#Okasan Securities Group, Inc.	164,000	779,581
Okaya Electric Industries Co., Ltd.	4,400	12,953
*Oki Electric Cable Co., Ltd.	12,000	14,684
*Oki Electric Industry Co., Ltd.	561,000	476,496
Okinawa Electric Power Co., Ltd.	6,780	368,112
#*OKK Corp.	71,000	57,981
OKUMA Corp.	147,000	846,703
Okumura Corp.	204,000	741,769
*Okura Industrial Co., Ltd.	59,000	171,365
Okuwa Co., Ltd.	15,000	148,679
Olympic Corp.	21,300	146,305
Olympus Corp.	14,000	419,481
O-M, Ltd.	7,000	24,177
*Omikenshi Co., Ltd.	24,000	14,535
Omron Corp.	68,100	1,360,626
Ono Pharmaceutical Co., Ltd.	17,900	798,490
Ono Sokki Co., Ltd.	25,000	103,069
Onoken Co., Ltd.	15,600	114,620
#Onward Holdings Co., Ltd.	98,000	634,452
Oracle Corp. Japan	3,200	137,832
Organo Corp.	20,000	128,540
#Oriental Land Co., Ltd.	5,200	357,080
*Oriental Shiraishi Corp.	9,700	107
Oriental Yeast Co., Ltd.	11,000	58,842
#Origin Electric Co., Ltd.	22,000	95,641
Osaka Gas Co., Ltd.	174,000	612,586
Osaka Organic Chemical Industry, Ltd.	5,000	23,144
Osaka Steel Co., Ltd.	18,300	301,414
#Osaka Titanium Technologies Co., Ltd.	2,100	67,993
#Osaki Electric Co., Ltd.	17,000	163,557
OSG Corp.	30,600	334,541
Otsuka Corp.	5,000	272,578
Oyo Corp.	23,800	178,374
#*P.S. Mitsubishi Construction Co., Ltd.	24,000	83,422
Pacific Golf Group International Holdings K.K.	309	218,845
Pacific Industrial Co., Ltd.	50,000	260,773
#Pacific Metals Co., Ltd.	105,000	698,252
#Pack Corp. (The)	7,900	102,801
*Pal Co., Ltd.	3,050	61,505
PanaHome Corp.	104,000	656,680
Panasonic Corp.	195,000	3,046,744
Panasonic Corp. Sponsored ADR	204,353	3,210,386
Panasonic Electric Works Co., Ltd.	124,000	1,358,153
*Panasonic Electric Works Information Systems Co., Ltd.	900	22,770
Paramount Bed Co., Ltd.	19,800	397,366
Parco Co., Ltd.	51,100	397,274
Paris Miki Holdings, Inc.	17,000	148,223

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Park24 Co., Ltd.	18,700	$196,451
*Pasco Corp.	45,000	81,887
Pasona Group, Inc.	105	69,490
PCA Corp.	1,000	8,730
*Penta-Ocean Construction Co., Ltd.	288,500	299,800
*PIA Corp.	700	9,453
#Pigeon Corp.	8,600	338,487
Pilot Corp.	65	69,708
Piolax, Inc.	11,900	203,197
#*Pioneer Electronic Corp.	176,400	685,853
Plenus Co., Ltd.	13,800	200,267
#Point, Inc.	2,010	115,010
Poplar Co., Ltd.	3,500	21,761
Press Kogyo Co., Ltd.	109,000	198,223
*Prima Meat Packers, Ltd.	113,000	117,670
Pronexus, Inc.	15,900	97,359
#Q.P. Corp.	70,100	780,972
*Raito Kogyo Co., Ltd.	52,100	115,121
#*Rasa Industries, Ltd.	80,000	79,753
Rengo Co., Ltd.	151,710	897,652
*Renown, Inc.	41,900	73,591
Resona Holdings, Inc.	31,700	395,414
Resorttrust, Inc.	19,200	238,424
Rheon Automatic Machinery Co., Ltd.	4,000	9,812
*Rhythm Watch Co., Ltd.	136,000	212,345
Ricoh Co., Ltd.	202,000	2,891,561
Ricoh Leasing Co., Ltd.	14,700	333,765
*Right On Co., Ltd.	8,800	67,204
Riken Corp.	103,000	356,228
Riken Keiki Co., Ltd.	21,000	132,601
Riken Technos Corp.	58,000	148,569
*Riken Vitamin Co., Ltd.	12,100	322,159
#Ringer Hut Co., Ltd.	2,800	37,988
Rinnai Corp.	17,400	812,800
#RISA Partners, Inc.	249	148,322
Rock Field Co., Ltd.	9,600	129,132
Rohm Co., Ltd.	43,300	2,917,591
Rohto Pharmaceutical Co., Ltd.	25,000	304,465
Roland Corp.	23,100	198,107
Roland DG Corp.	7,900	106,274
Round One Corp.	48,000	314,099
Royal Co., Ltd.	42,100	422,231
*Ryobi, Ltd.	154,000	380,426
Ryoden Trading Co., Ltd.	38,000	186,068
#Ryohin Keikaku Co., Ltd.	9,175	389,741
Ryosan Co., Ltd.	33,600	807,344
Ryoshoku, Ltd.	9,000	230,997
Ryoyo Electro Corp.	25,400	215,059
S Foods, Inc.	27,000	239,742
S.T. Chemical Co., Ltd.	8,000	88,409
*Sagami Chain Co., Ltd.	8,000	61,153
#Saibu Gas Co., Ltd.	130,000	361,356
Saint Marc Holdings Co., Ltd.	3,000	90,780
Saizeriya Co., Ltd.	17,500	328,450
Sakai Chemical Industry Co., Ltd.	104,000	501,170
Sakai Heavy Industries, Ltd.	40,000	56,397
#*Sakai Ovex Co., Ltd.	51,000	44,061
Sakata INX Corp.	57,000	234,282
Sakata Seed Corp.	44,300	568,262
Sala Corp.	58,500	353,323
*San-A Co., Ltd.	4,800	171,464

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
San-Ai Oil Co., Ltd.	59,000	$225,175
*Sanden Corp.	126,000	349,837
Sanei-International Co., Ltd.	13,000	140,857
San-in Godo Bank, Ltd. (The)	151,000	1,198,720
#*Sanix, Inc.	16,900	35,790
Sankei Building Co., Ltd.	29,100	179,246
#Sanken Electric Co., Ltd.	121,000	340,073
Sanki Engineering Co., Ltd.	63,000	423,997
#Sanko Metal Industrial Co., Ltd.	18,000	44,160
Sankyo Co., Ltd.	15,200	812,750
Sankyo Seiko Co., Ltd.	54,300	158,579
*Sankyo-Tateyama Holdings, Inc.	281,000	348,457
Sankyu, Inc.	114,000	542,516
Sanoh Industrial Co., Ltd.	34,100	218,037
#Sanrio Co., Ltd.	11,500	89,161
Sanshin Electronics Co., Ltd.	29,000	220,602
*Sansui Electric Co., Ltd.	624,000	34,286
Santen Pharmaceutical Co., Ltd.	14,600	459,519
Sanwa Holdings Corp.	139,000	377,943
Sanyo Chemical Industries, Ltd.	37,000	208,692
Sanyo Denki Co., Ltd.	47,000	156,300
#*Sanyo Electric Co., Ltd.	365,000	608,732
Sanyo Housing Nagoya Co., Ltd.	93	82,367
Sanyo Industries, Ltd.	10,000	13,567
#Sanyo Shokai, Ltd.	49,000	156,259
Sanyo Special Steel Co., Ltd.	130,000	495,569
#Sapporo Hokuyo Holdings, Inc.	278,600	1,126,402
#Sapporo Holdings, Ltd.	48,000	252,512
Sasebo Heavy Industries Co., Ltd.	32,000	71,061
Sato Corp.	13,000	144,084
Sato Shoji Corp.	19,700	98,205
Satori Electric Co., Ltd.	15,400	89,115
#*Sawai Pharmaceutical Co., Ltd.	1,900	125,304
*Saxa Holdings, Inc.	55,000	80,660
SBI Holdings, Inc.	13,350	2,538,045
Scroll Corp.	26,100	90,246
Secom Co., Ltd.	13,300	595,961
*Secom Joshinetsu Co., Ltd.	1,500	31,898
Secom Techno Service Co., Ltd.	5,500	149,808
Sega Sammy Holdings, Inc.	54,612	618,195
Seibu Electric Industry Co., Ltd.	16,000	63,161
*Seika Corp.	55,000	117,143
#Seikagaku Corp.	19,200	197,210
*Seikitokyu Kogyo Co., Ltd.	36,000	19,884
Seiko Epson Corp.	76,800	1,280,411
Seiko Holdings Corp.	84,000	143,565
Seino Holdings Co., Ltd.	197,000	1,315,664
Seiren Co., Ltd.	60,100	365,977
Sekisui Chemical Co., Ltd.	257,000	1,736,213
Sekisui House, Ltd.	222,000	2,096,464
Sekisui Jushi Co., Ltd.	38,000	316,089
Sekisui Plastics Co., Ltd.	90,000	423,693
#Senko Co., Ltd.	37,000	138,134
Senshu Electric Co., Ltd.	9,500	94,012
#*Senshu Ikeda Holdings, Inc.	177,600	598,132
Senshukai Co., Ltd.	41,400	225,157
Seven & I Holdings Co., Ltd.	147,052	3,214,065
Sharp Corp.	309,000	3,689,455
#*Shibaura Mechatronics Corp.	24,000	90,404
#Shibusawa Warehouse Co., Ltd.	26,000	82,651
Shibuya Kogyo Co., Ltd.	7,300	59,814

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shiga Bank, Ltd.	221,000	$1,308,445
#Shikibo, Ltd.	110,000	160,125
Shikoku Bank, Ltd.	163,000	512,376
Shikoku Chemicals Corp.	54,000	293,608
#Shikoku Electric Power Co., Inc.	18,200	497,541
#Shima Seiki Manufacturing Co., Ltd.	24,400	467,606
Shimachu Co., Ltd.	31,400	639,092
#Shimadzu Corp.	165,000	1,089,184
Shimamura Co., Ltd.	7,500	656,309
#Shimano, Inc.	8,200	335,259
#Shimizu Bank, Ltd.	8,100	325,714
#Shimizu Corp.	303,000	1,150,248
Shin Nippon Air Technologies Co., Ltd.	22,800	156,196
Shinagawa Refractories Co., Ltd.	60,000	121,324
#*Shindengen Electric Manufacturing Co., Ltd.	82,000	221,013
Shin-Etsu Chemical Co., Ltd.	22,900	1,197,676
Shin-Etsu Polymer Co., Ltd.	51,000	320,766
#Shinkawa, Ltd.	18,200	279,599
Shin-Keisei Electric Railway Co., Ltd.	25,000	99,685
Shinko Electric Industries Co., Ltd.	44,300	596,178
Shinko Plantech Co., Ltd.	9,000	96,318
Shinko Shoji Co., Ltd.	21,100	174,784
Shinko Wire Co., Ltd.	47,000	76,818
Shin-Kobe Electric Machinery Co., Ltd.	14,000	140,896
Shinmaywa Industries, Ltd.	104,000	322,655
#Shinnihon Corp.	17,600	28,227
#*Shinsei Bank, Ltd.	920,000	1,144,165
Shinsho Corp.	48,000	79,337
*Shinwa Kaiun Kaisha, Ltd.	77,000	239,873
Shinyei Kaisha	5,000	7,147
#Shionogi & Co., Ltd.	54,000	1,112,857
*Ship Health Care Holdings, Inc.	143	80,615
*Shiroki Co., Ltd.	81,000	198,899
Shiseido Co., Ltd.	18,000	368,647
#Shizuki Electric Co., Inc.	19,000	80,756
Shizuoka Bank, Ltd.	238,000	2,052,756
Shizuoka Gas Co., Ltd.	33,500	222,442
#Sho-Bond Corp.	8,200	138,217
Shobunsha Publications, Inc.	17,200	107,156
#Shochiku Co., Ltd.	39,000	359,305
#Shoko Co., Ltd.	47,000	56,792
#Showa Aircraft Industry Co., Ltd.	11,000	71,945
Showa Corp.	55,300	307,364
Showa Denko K.K.	913,000	1,868,109
Showa Sangyo Co., Ltd.	46,000	150,265
Showa Shell Sekiyu K.K.	60,500	476,912
Siix Corp.	14,800	159,584
#*Silver Seiko, Ltd.	119,000	7,869
Sinanen Co., Ltd.	50,000	210,051
Sinfonia Technology Co., Ltd.	48,000	104,466
Sintokogio, Ltd.	55,900	427,775
SKY Perfect JSAT Holdings, Inc.	1,654	706,992
SMC Corp.	5,100	615,618
#SMK Corp.	69,000	354,241
SNT Corp.	29,300	74,300
Soda Nikka Co., Ltd.	13,000	47,454
*Sodick Co., Ltd.	57,100	124,928
Soft99 Corp.	7,500	40,162
Softbank Corp.	34,600	879,731
Sogo Medical Co., Ltd.	2,900	64,537
Sohgo Security Services Co., Ltd.	57,400	662,044

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sojitz Corp.	1,207,200	$2,219,865
Sompo Japan Insurance, Inc.	426,000	2,776,564
Sonton Food Industry Co., Ltd.	3,000	21,630
Sony Corp.	2,000	66,703
Sony Corp. Sponsored ADR	306,800	10,194,964
Sony Financial Holdings, Inc.	78	213,723
#Sotetsu Holdings, Inc.	55,000	235,783
Sotoh Co., Ltd.	6,300	59,501
Space Co., Ltd.	3,700	24,337
SPK Corp.	5,700	79,864
#Square Enix Holdings Co., Ltd.	16,900	337,621
SRA Holdings, Inc.	9,300	82,762
SRI Sports, Ltd.	140	133,975
SSP Co., Ltd.	29,000	166,492
Stanley Electric Co., Ltd.	79,500	1,514,890
Star Micronics Co., Ltd.	36,800	349,605
Starzen Corp.	51,000	133,100
#Stella Chemifa Corp.	7,000	361,572
Subaru Enterprise Co., Ltd.	9,000	26,201
#Sugi Holdings Co., Ltd.	4,800	112,928
Sugimoto & Co., Ltd.	10,300	86,936
#Sumco Corp.	45,660	785,770
#Sumida Corp.	19,700	156,818
*Suminoe Textile Co., Ltd.	70,000	120,621
*Sumiseki Holdings, Inc.	11,700	12,897
Sumisho Computer Systems Corp.	18,200	254,609
Sumitomo Bakelite Co., Ltd.	205,000	1,110,146
Sumitomo Chemical Co., Ltd.	675,000	3,032,863
Sumitomo Corp.	309,700	3,486,355
Sumitomo Densetsu Co., Ltd.	26,900	137,782
Sumitomo Electric Industries, Ltd.	276,900	3,616,794
Sumitomo Forestry Co., Ltd.	103,100	756,981
*Sumitomo Heavy Industries, Ltd.	335,000	1,708,106
#*Sumitomo Light Metal Industries, Ltd.	341,000	289,337
Sumitomo Metal Industries, Ltd.	191,000	525,631
Sumitomo Metal Mining Co., Ltd.	142,000	1,976,078
*Sumitomo Mitsui Construction Co., Ltd.	140,400	113,019
#Sumitomo Mitsui Financial Group, Inc.	274,800	8,869,752
Sumitomo Osaka Cement Co., Ltd.	395,000	573,700
Sumitomo Pipe & Tube Co., Ltd.	29,500	153,906
Sumitomo Precision Products Co., Ltd.	49,000	138,374
Sumitomo Real Estate Sales Co., Ltd.	4,370	188,935
Sumitomo Realty & Development Co., Ltd.	26,000	460,718
Sumitomo Rubber Industries, Ltd.	97,300	761,186
Sumitomo Seika Chemicals Co., Ltd.	52,000	200,738
Sumitomo Trust & Banking Co., Ltd.	426,000	2,360,097
Sumitomo Warehouse Co., Ltd.	192,000	840,710
Sun Wave Corp.	26,000	85,276
#Sundrug Co., Ltd.	6,000	134,962
SUNX, Ltd.	28,200	101,901
#Suruga Bank, Ltd.	131,000	1,155,654
Suzuken Co., Ltd.	38,100	1,271,242
*Suzuki Metal Industry Co., Ltd.	16,000	31,183
#Suzuki Motor Corp.	49,700	1,123,288
*SWCC Showa Holdings Co., Ltd.	271,000	258,731
*SxL Corp.	28,000	13,912
#Sysmex Corp.	3,500	195,599
SystemPro Co., Ltd.	60	27,632
T&D Holdings, Inc.	30,250	624,805
T. Hasegawa Co., Ltd.	12,400	171,366
Tachibana Eletech Co., Ltd.	17,700	123,792

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tachi-S Co., Ltd.	25,500	$218,654
Tadano, Ltd.	64,421	307,640
Taihei Dengyo Kaisha, Ltd.	17,000	140,760
Taihei Kogyo Co., Ltd.	59,000	238,756
*Taiheiyo Cement Corp.	926,000	1,042,207
Taiho Kogyo Co., Ltd.	24,300	154,544
Taikisha, Ltd.	17,000	243,104
#Taisei Corp.	960,600	1,857,739
Taisei Lamick Co., Ltd.	900	21,163
Taisho Pharmaceutical Co., Ltd.	62,000	1,080,295
Taiyo Nippon Sanso Corp.	55,000	541,116
#Taiyo Yuden Co., Ltd.	103,000	1,581,051
Takagi Securities Co., Ltd.	15,000	26,314
Takamatsu Construction Group Co., Ltd.	10,200	128,566
Takano Co., Ltd.	14,200	76,657
#Takaoka Electric Manufacturing Co., Ltd.	84,000	268,459
#Takara Holdings, Inc.	83,000	457,909
Takara Printing Co., Ltd.	8,900	69,920
Takara Standard Co., Ltd.	91,000	511,857
Takasago International Corp.	35,000	169,257
#Takasago Thermal Engineering Co., Ltd.	43,000	357,785
*Takashima & Co., Ltd.	14,000	19,476
#Takashimaya Co., Ltd.	292,000	2,123,192
*Takata Corp.	29,400	646,854
#*Take & Give Needs Co., Ltd.	1,000	108,296
Takeda Pharmaceutical Co., Ltd.	47,800	2,096,786
Takiron Co., Ltd.	59,000	152,879
Takisawa Machine Tool Co., Ltd.	21,000	18,383
*Takuma Co., Ltd.	73,000	181,889
Tamron Co., Ltd.	3,000	34,816
*Tamura Corp.	74,000	228,612
*Tasaki Shinju Co., Ltd.	18,000	18,934
Tatsuta Electric Wire & Cable Co., Ltd.	64,000	153,610
Tayca Corp.	33,000	86,577
*TBK Co., Ltd.	7,000	13,904
TDK Corp.	4,600	297,139
TDK Corp. Sponsored ADR	48,131	3,080,384
#*Teac Corp.	26,000	9,801
Techno Associe Co., Ltd.	3,000	20,616
Techno Ryowa, Ltd.	8,870	41,585
*Tecmo Koei Holdings Co., Ltd.	19,160	148,092
Teijin, Ltd.	515,750	1,564,010
Teikoku Electric Manufacturing Co., Ltd.	4,500	84,879
Teikoku Piston Ring Co., Ltd.	21,500	81,776
Teikoku Sen-I Co., Ltd.	5,000	24,279
Teikoku Tsushin Kogyo Co., Ltd.	43,000	101,285
*Tekken Corp.	142,000	125,335
Telepark Corp.	40	63,269
Tenma Corp.	22,100	255,434
#Terumo Corp.	7,800	437,270
THK Co., Ltd.	85,700	1,691,781
Tigers Polymer Corp.	4,000	13,601
TKC Corp.	9,600	177,694
Toa Corp.	209,000	216,385
Toa Doro Kogyo Co., Ltd.	47,000	65,829
Toa Oil Co., Ltd.	101,000	105,183
*Toabo Corp.	53,000	37,151
Toagosei Co., Ltd.	137,000	524,341
#*Tobishima Corp.	214,000	59,287
#Tobu Railway Co., Ltd.	173,000	928,385
*Tobu Store Co., Ltd.	25,000	76,575

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
TOC Co., Ltd.	73,400	$289,888
Tocalo Co., Ltd.	12,700	218,188
Tochigi Bank, Ltd.	122,000	520,320
Toda Corp.	140,000	476,112
#Toda Kogyo Corp.	47,000	313,630
Todentu Corp.	19,000	32,421
Toei Co., Ltd.	38,000	204,189
Toenec Corp.	42,000	230,179
Toho Bank, Ltd.	191,000	610,107
Toho Co., Ltd. (6895200)	30,900	511,012
*Toho Co., Ltd. (6895211)	21,000	78,947
Toho Gas Co., Ltd.	132,000	693,666
#Toho Holdings Co., Ltd.	13,200	174,654
Toho Real Estate Co., Ltd.	22,600	122,603
#Toho Titanium Co., Ltd.	4,800	89,231
#Toho Zinc Co., Ltd.	147,000	675,827
Tohoku Bank, Ltd.	73,000	113,196
Tohto Suisan Co., Ltd.	11,000	16,827
Tohuku Electric Power Co., Inc.	26,300	527,713
Tokai Carbon Co., Ltd.	122,000	570,265
Tokai Corp.	18,000	94,460
*Tokai Kanko Co., Ltd.	114,000	31,541
Tokai Lease Co., Ltd.	14,000	22,777
Tokai Rika Co., Ltd.	52,900	1,108,809
Tokai Rubber Industries, Ltd.	37,200	429,770
Tokai Tokyo Financial Holdings, Inc.	190,000	715,423
Token Corp.	3,640	78,727
Tokio Marine Holdings, Inc.	80,912	2,175,585
Tokio Marine Holdings, Inc. ADR	63,004	1,680,317
*Toko, Inc.	87,000	127,852
#Tokushima Bank, Ltd.	73,000	257,930
Tokushu Tokai Holdings Co., Ltd.	119,380	297,391
*Tokuyama Corp.	285,000	1,512,261
*Tokyo Broadcasting System, Inc.	9,200	137,003
Tokyo Denpa Co., Ltd.	2,200	14,619
#Tokyo Dome Corp.	118,000	340,594
#Tokyo Electric Power Co., Ltd.	75,700	2,039,218
Tokyo Electron Device, Ltd.	92	118,809
Tokyo Electron, Ltd.	24,800	1,506,549
Tokyo Energy & Systems, Inc.	34,000	217,602
Tokyo Gas Co., Ltd.	141,000	571,017
*Tokyo Individualized Educational Institute, Inc.	9,200	16,438
Tokyo Kaikan Co., Ltd.	2,000	7,676
Tokyo Keiki, Inc.	79,000	107,856
#Tokyo Kikai Seisakusho, Ltd.	21,000	22,241
#Tokyo Ohka Kogyo Co., Ltd.	56,200	978,973
Tokyo Rakutenchi Co., Ltd.	26,000	103,552
#Tokyo Rope Manufacturing Co., Ltd.	75,000	187,825
Tokyo Sangyo Co., Ltd.	24,500	66,540
#*Tokyo Seimitsu Co., Ltd.	42,600	577,946
#Tokyo Steel Manufacturing Co., Ltd.	96,700	958,469
Tokyo Style Co., Ltd.	63,000	444,242
Tokyo Tatemono Co., Ltd.	267,000	1,056,536
Tokyo Tekko Co., Ltd.	44,000	128,292
*Tokyo Theatres Co., Inc.	31,000	48,793
Tokyo Tomin Bank, Ltd.	33,500	451,055
Tokyotokeiba Co., Ltd.	66,000	95,178
Tokyu Community Corp.	9,900	223,083
*Tokyu Construction Co., Ltd.	83,650	212,009
#Tokyu Corp.	119,000	482,539
Tokyu Land Corp.	450,000	1,697,148

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyu Livable, Inc.	9,700	$77,426
Tokyu Recreation Co., Ltd.	6,000	34,371
*Toli Corp.	61,000	108,803
Tomato Bank, Ltd.	122,000	252,407
Tomen Electronics Corp.	13,400	149,625
Tomoe Corp.	36,800	87,183
*Tomoegawa Paper Co., Ltd.	7,000	14,116
Tomoku Co., Ltd.	88,000	192,068
Tomy Co., Ltd.	19,100	153,756
Tonami Holdings Co., Ltd.	88,000	175,388
#TonenGeneral Sekiyu K.K.	28,000	232,342
#*Tonichi Carlife Group, Inc.	22,000	24,212
Topcon Corp.	44,600	229,843
*Toppan Forms Co., Ltd.	28,500	302,200
#Toppan Printing Co., Ltd.	295,000	2,567,927
Topre Corp.	46,000	411,682
Topy Industries, Ltd.	202,000	337,017
Toray Industries, Inc.	320,000	1,748,403
#*Tori Holdings Co., Ltd.	11,700	3,870
Torigoe Co., Ltd.	7,800	66,983
Torii Pharmaceutical Co., Ltd.	16,200	304,902
Torishima Pump Manufacturing Co., Ltd.	9,000	200,305
Tose Co., Ltd.	3,800	25,258
*Toshiba Corp.	227,000	1,240,290
#Toshiba Machine Co., Ltd.	138,000	532,058
#Toshiba Plant Kensetsu Co., Ltd.	23,000	279,932
*Toshiba TEC Corp.	133,000	496,450
Tosho Printing Co., Ltd.	75,000	129,378
#*Tosoh Corp.	409,000	1,051,773
Totetsu Kogyo Co., Ltd.	33,000	185,560
*TOTO, Ltd.	159,000	962,395
*Totoku Electric Co., Ltd.	18,000	18,415
#Tottori Bank, Ltd.	61,000	164,847
#*Touei Housing Corp.	7,300	57,333
Toukei Computer Co., Ltd.	3,200	38,911
Tow Co., Ltd.	3,300	18,006
#*Towa Bank, Ltd.	221,000	158,777
#*Towa Corp.	5,100	41,774
Towa Pharmaceutical Co., Ltd.	3,200	157,842
#Toyo Construction Co., Ltd.	135,000	64,020
#Toyo Corp.	16,400	132,669
#Toyo Electric Co., Ltd.	21,000	157,092
Toyo Engineering Corp.	71,000	226,645
Toyo Ink Manufacturing Co., Ltd.	187,000	770,628
Toyo Kanetsu K.K.	162,000	298,354
Toyo Kohan Co., Ltd.	63,000	319,308
Toyo Radiator Co., Ltd.	59,000	132,804
*Toyo Securities Co., Ltd.	74,000	136,107
Toyo Seikan Kaisha, Ltd.	94,400	1,330,674
Toyo Suisan Kaisha, Ltd.	20,000	527,780
#Toyo Tanso Co, Ltd.	2,100	109,724
*Toyo Tire & Rubber Co., Ltd.	166,000	282,392
#Toyo Wharf & Warehouse Co., Ltd.	64,000	116,737
#Toyobo Co., Ltd.	466,000	704,863
Toyoda Gosei Co., Ltd.	43,800	1,206,059
Toyota Auto Body Co., Ltd.	39,100	687,339
Toyota Boshoku Corp.	39,800	870,969
#Toyota Motor Corp. Sponsored ADR	273,869	21,087,913
Toyota Tsusho Corp.	111,625	1,693,627
#*Trans Cosmos, Inc.	24,000	216,336
*Trend Micro, Inc.	5,500	205,012

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Trend Micro, Inc. Sponsored ADR	3,540	$131,865
Trinity Industrial Corp.	3,000	10,729
Trusco Nakayama Corp.	20,400	284,901
TS Tech Co., Ltd.	19,600	370,112
Tsubakimoto Chain Co.	161,000	717,064
Tsubakimoto Kogyo Co., Ltd.	24,000	49,333
#*Tsudakoma Corp.	60,000	80,749
#*Tsugami Corp.	61,000	212,502
Tsukishima Kikai Co., Ltd.	31,000	182,263
Tsumura & Co.	17,900	566,374
Tsuruha Holdings, Inc.	9,200	343,388
Tsurumi Manufacturing Co., Ltd.	25,000	174,128
Tsutsumi Jewelry Co., Ltd.	11,200	212,326
Tsuzuki Denki Co., Ltd.	8,000	26,125
TV Asahi Corp.	226	366,451
TV Tokyo Corp.	2,400	49,886
TYK Corp.	34,000	71,775
Ube Industries, Ltd.	620,000	1,605,534
Ube Material Industries, Ltd.	61,000	151,513
Uchida Yoko Co., Ltd.	60,000	173,699
#Ulvac, Inc.	26,600	673,617
#Uni-Charm Corp.	3,900	370,889
#Unicharm Petcare Corp.	2,300	76,641
*Uniden Corp.	46,000	106,273
Unimat Offisco Corp.	22,700	222,836
Union Tool Co.	6,200	173,679
#Unipres Corp.	5,100	80,579
#United Arrows, Ltd.	4,300	40,770
*Unitika, Ltd.	186,000	143,999
#UNY Co., Ltd.	166,400	1,274,714
U-Shin, Ltd.	27,900	160,852
*Ushio, Inc.	48,200	815,275
USS Co., Ltd.	3,430	208,276
Utoc Corp.	18,700	47,436
Valor Co., Ltd.	21,100	168,555
*Venture Link Co., Ltd.	53,300	7,725
*Vital KSK Holdings, Inc.	36,200	224,398
Wacoal Corp.	83,000	974,455
#*Wacom Co., Ltd.	98	164,104
*Wakachiku Construction Co., Ltd.	66,000	32,122
Wakamoto Pharmaceutical Co., Ltd.	7,000	23,940
Warabeya Nichiyo Co., Ltd.	6,000	73,187
Watabe Wedding Corp.	5,300	58,944
#Watami Food Service Co., Ltd.	5,400	98,813
West Japan Railway Co.	134	461,953
Wood One Co., Ltd.	39,000	94,699
Xebio Co., Ltd.	15,700	294,581
Yachiyo Bank, Ltd.	10,700	238,159
Yahagi Construction Co., Ltd.	17,000	100,806
#Yahoo! Japan Corp.	663	250,845
Yaizu Suisankagaku Industry Co., Ltd.	9,600	115,162
#Yakult Honsha Co., Ltd.	21,400	620,469
Yamabiko Corp.	5,535	56,313
Yamada Denki Co., Ltd.	8,650	556,185
Yamagata Bank, Ltd.	133,000	633,617
Yamaguchi Financial Group, Inc.	120,000	1,189,047
Yamaha Corp.	154,200	1,831,016
#*Yamaha Motor Co., Ltd.	90,800	1,236,091
*Yamaichi Electronics Co., Ltd.	15,300	55,347
Yamamura Glass Co., Ltd.	110,000	351,858
Yamanashi Chuo Bank, Ltd.	136,000	580,566

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Yamatake Corp.	42,300	$926,734
#Yamatane Corp.	103,000	137,628
Yamato Corp.	26,000	89,512
Yamato Holdings Co., Ltd.	82,000	1,126,183
Yamato Kogyo Co., Ltd.	33,000	1,036,953
#Yamazaki Baking Co., Ltd.	62,000	752,407
Yamazen Co., Ltd.	52,800	178,739
Yaoko Co., Ltd.	3,900	115,449
#Yaskawa Electric Corp.	128,000	1,059,452
#Yasuda Warehouse Co., Ltd. (The)	11,200	69,861
Yellow Hat, Ltd.	26,500	205,195
Yodogawa Steel Works, Ltd.	132,000	540,464
Yokogawa Bridge Holdings Corp.	19,000	144,802
#Yokogawa Electric Corp.	171,900	1,386,873
Yokohama Reito Co., Ltd.	46,000	315,505
#Yokohama Rubber Co., Ltd.	160,000	605,271
Yokowo Co., Ltd.	18,000	102,615
Yomeishu Seizo Co., Ltd.	12,000	111,998
Yomiuri Land Co., Ltd.	18,000	59,178
Yondenko Corp.	21,000	106,922
Yonekyu Corp.	26,500	245,141
Yonex Co., Ltd.	9,400	70,122
#Yorozu Corp.	18,900	240,901
#Yoshinoya Holdings Co., Ltd.	330	365,958
Yuasa Funashoku Co., Ltd.	6,000	13,975
Yuasa Trading Co., Ltd.	229,000	194,236
Yuken Kogyo Co., Ltd.	43,000	63,010
Yuki Gosei Kogyo Co., Ltd.	11,000	27,531
*Yukiguni Maitake Co., Ltd.	4,400	21,169
Yuraku Real Estate Co., Ltd.	52,000	184,442
Yurtec Corp.	46,000	230,465
Yushin Precision Equipment Co., Ltd.	8,200	124,591
Yushiro Chemical Industry Co., Ltd.	6,200	80,892
Yutaka Foods Corp.	4,000	60,283
Zenrin Co., Ltd.	7,800	89,505
#Zensho Co., Ltd.	10,100	73,359
Zeon Corp.	186,000	916,332
Zeria Pharmaceutical Co., Ltd.	11,000	106,899
Zuken, Inc.	23,100	168,657

TOTAL JAPAN		788,264,330

NETHERLANDS — (2.5%)
Aalberts Industries NV	78,963	1,148,462
Accell Group NV	6,127	287,503
*Aegon NV	519,284	3,103,010
*Aegon NV ADR	101,232	599,293
#*Akzo Nobel NV	85,760	5,105,019
Akzo Nobel NV Sponsored ADR	27,517	1,638,637
#*AMG Advanced Metallurgical Group NV	11,688	133,143
Amsterdam Commodities NV	3,953	29,466
#Arcadis NV	11,846	262,225
#ArcelorMittal NV	163,421	6,326,497
#ArcelorMittal NV ADR	65,400	2,529,672
#*ASM International NV	21,139	486,529
#ASML Holding NV	75,600	2,374,309
#ASML Holding NV ADR	53,231	1,663,469
#*BE Semiconductor Industries NV	133,114	532,293
Beter Bed Holding NV	2,719	71,594
*BinckBank NV	21,328	373,510
Brunel International NV	4,613	170,168
Crown Van Gelder NV	1,272	14,062

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#*Crucell NV	604	$11,755
*Crucell NV ADR	38,643	749,674
#*Draka Holding NV	18,181	308,154
Exact Holding NV	7,123	187,004
Fornix Biosciences NV	5,283	60,132
#Fugro NV	58,057	3,443,099
#Grontmij NV	7,444	183,289
*Heijmans NV	4,338	77,408
Heineken NV	75,799	3,739,787
ICT Automatisering NV	12,826	79,312
Imtech NV	26,704	721,445
*ING Groep NV	13,039	122,106
#*ING Groep NV Sponsored ADR	1,565,969	14,720,109
#*InnoConcepts NV	38,493	44,024
KAS Bank NV	6,729	128,721
Kendrion NV	2,894	38,798
Koninklijke (Royal) KPN NV Sponsored ADR	4,300	71,165
Koninklijke Ahold NV	375,307	4,716,047
Koninklijke Ahold NV ADR	21,680	272,301
Koninklijke Bam Groep NV	97,598	957,048
#Koninklijke Boskalis Westminster NV	38,923	1,366,492
Koninklijke DSM NV	153,605	7,159,204
Koninklijke KPN NV	177,435	2,938,062
Koninklijke Ten Cate NV	20,019	527,359
Koninklijke Vopak NV	33,655	2,520,844
#Macintosh Retail Group NV	49,262	900,345
Mediq NV	34,025	613,593
Nederlandsche Apparatenfabriek NV	2,154	54,029
Nutreco Holding NV	55,042	2,919,971
#*Oce NV	63,720	764,481
*Ordina NV	31,672	235,152
*Pharming Group NV	31,665	19,673
Philips Electronics NV	207,740	6,273,368
Philips Electronics NV ADR	233,230	7,052,875
*Punch Graphix NV	17,372	48,894
#*Qurius NV	35,278	15,160
#*Randstad Holdings NV	94,215	4,521,621
Reed Elsevier NV	4,128	49,850
#Reed Elsevier NV ADR	45,688	1,088,745
*Samas NV	902	—
#SBM Offshore NV	151,755	2,961,789
#Sligro Food Group NV	9,013	272,555
Smit Internationale NV	6,637	568,474
*SNS Reaal Groep NV	93,507	548,046
*Super De Boer NV	12,024	—
#Telegraaf Media Groep NV	21,291	405,518
TKH Group NV	19,816	380,227
TNT NV	130,604	3,749,423
#*TomTom NV	19,060	154,481
Unilever NV	181,970	5,571,938
*Unit 4 Agresso NV	7,972	189,015
#*USG People NV	63,579	1,213,264
#Wavin NV	94,215	213,293
Wolters Kluwer NV	115,216	2,404,904

TOTAL NETHERLANDS		115,182,884

NEW ZEALAND — (0.2%)
Abano Healthcare Group, Ltd.	17,364	71,450
Air New Zealand, Ltd.	264,229	239,409
Auckland International Airport, Ltd. (6123707)	1,170,562	1,593,746
*Auckland International Airport, Ltd. (61237RR)	73,160	99,609

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Contact Energy, Ltd.	128,139	$520,018
Ebos Group, Ltd.	13,743	57,536
*Fisher & Paykel Appliances Holdings, Ltd.	489,096	205,433
Fisher & Paykel Healthcare Corp., Ltd.	138,039	327,408
Fletcher Building, Ltd.	370,855	2,060,451
Freightways, Ltd.	36,608	83,801
Hallenstein Glassons Holdings, Ltd.	7,659	19,355
Infratil, Ltd.	202,190	233,210
Mainfreight, Ltd.	23,999	96,315
Michael Hill International, Ltd.	72,300	35,404
New Zealand Exchange, Ltd.	29,548	47,218
New Zealand Oil & Gas, Ltd.	314,084	334,434
New Zealand Refining Co., Ltd.	66,827	171,875
Nuplex Industries, Ltd.	106,160	240,304
*Pike River Coal, Ltd.	89,519	59,753
Port of Tauranga, Ltd.	63,930	319,220
Pumpkin Patch, Ltd.	23,700	32,551
*Pyne Gould Guinness, Ltd.	333,601	145,728
*Rakon, Ltd.	26,030	20,598
*Rubicon, Ltd.	42,151	31,059
Ryman Healthcare, Ltd.	97,765	143,608
Sanford, Ltd.	31,342	105,712
*Skellerup Holdings, Ltd.	20,500	6,895
Sky City Entertainment Group, Ltd.	149,195	344,945
Sky Network Television, Ltd.	137,982	464,040
Steel & Tube Holdings, Ltd.	25,952	52,971
Telecom Corp. of New Zealand, Ltd.	98,307	164,091
#Telecom Corp. of New Zealand, Ltd. Sponsored ADR	52,437	438,898
*Tourism Holdings, Ltd.	23,932	14,879
Tower, Ltd.	161,668	223,482
#Trustpower, Ltd.	74,003	378,830
Vector, Ltd.	211,642	290,583
Warehouse Group, Ltd.	26,709	72,049

TOTAL NEW ZEALAND		9,746,868

NORWAY — (1.0%)
#Acergy SA	94,893	1,442,962
*Acta Holding ASA	77,000	46,800
Aker Kvaerner ASA	62,480	833,801
#*Aktiv Kapital ASA	31,100	224,109
Atea ASA	62,273	522,888
#*Austevoll Seafood ASA	53,000	395,994
#*Blom ASA	17,000	33,796
Bonheur ASA	15,525	457,384
*BW Offshore, Ltd.	98,375	135,492
*Camillo Eitze & Co. ASA	11,661	27,780
*Cermaq ASA	51,490	508,742
*Copeinca ASA	22,439	181,388
*Deep Sea Supply P.L.C.	10,500	16,382
*DnB NOR ASA Series A	392,993	4,437,875
#*DNO International ASA	528,000	507,164
*Dockwise, Ltd.	2,500	74,886
#*DOF ASA	24,641	154,283
*EDB Business Partner ASA	20,000	77,309
#*Eitzen Chemical ASA	171,455	58,140
Ekornes ASA	17,497	376,048
#*Eltek ASA	25,643	13,790
Farstad Shipping ASA	7,858	182,414
Fred Olsen Energy ASA	13,951	545,412
Frontline, Ltd.	4,950	148,752
Ganger Rolf ASA	35,100	947,913

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Golden Ocean Group, Ltd.	98,700	$171,083
*Havila Shipping ASA	2,400	24,373
Itera Consulting Group ASA	40,000	28,808
Kongsberg Gruppen ASA	25,456	366,270
*Kverneland Group ASA	81,000	52,052
#Leroy Seafood Group ASA	8,800	183,067
#*Marine Harvest ASA	2,044,719	1,826,588
Nordic Semiconductor ASA	58,700	610,130
#*Norse Energy Corp. ASA	183,000	154,420
#*Norsk Hydro ASA	486,280	3,526,697
#*Norsk Hydro ASA Sponsored ADR	50,900	369,534
#*Norske Skogindustrier ASA Series A	115,090	190,740
*Norwegian Air Shuttle ASA	6,231	127,557
*Norwegian Energy Co. ASA	91,300	274,339
Odfjell ASA Series A	43,400	388,144
ODIM ASA	5,400	28,919
*Olav Thon Eiendomsselskap ASA	230	30,667
#*Opera Software ASA	12,000	39,140
Orkla ASA	297,750	2,685,084
#*Petroleum-Geo Services ASA	118,045	1,468,964
*Petrolia Drilling ASA	305,000	17,394
Photocure ASA	4,035	30,596
*Pronova BioPharma ASA	29,000	85,329
Prosafe ASA	86,400	484,304
*Prosafe Production Public, Ltd.	166,700	331,693
#*Q-Free ASA	66,600	228,864
#*Renewable Energy Corp. ASA	36,444	211,339
Rieber & Son ASA Series A	8,800	66,611
*Salmar ASA	800	6,071
Scana Industrier ASA	100,401	120,554
*Schibsted ASA	29,874	654,869
#SeaDrill, Ltd.	97,800	2,219,198
*Sevan Marine ASA	199,443	287,077
*Siem Offshore, Inc.	11,000	16,682
Solstad Offshore ASA	6,400	122,866
*Songa Offshore SE	59,568	331,852
SpareBanken 1 SMN	40,323	354,248
StatoilHydro ASA	26,002	583,524
StatoilHydro ASA Sponsored ADR	65,875	1,472,965
*Storebrand ASA	333,598	2,332,229
*Subsea 7, Inc.	67,195	1,116,815
Tandberg ASA Series A	44,995	1,263,776
*Telenor ASA	70,790	920,036
#*TGS Nopec Geophysical Co. ASA	123,991	2,366,038
Tomra Systems ASA	63,100	293,114
*TTS Marine ASA	6,500	7,182
Veidekke ASA	50,500	429,686
Wilh. Wilhelmsen ASA	12,452	270,986
Yara International ASA	47,324	1,975,773

TOTAL NORWAY		43,499,751

PORTUGAL — (0.4%)
#*Altri SGPS SA	37,676	218,424
#Banco BPI SA	474,901	1,322,306
#Banco Comercial Portugues SA	2,167,716	2,342,150
#Banco Espirito Santo SA	368,829	2,146,463
Banif SGPS SA	70,833	122,195
#Brisa SA	105,739	1,003,583
#Cimpor Cimentos de Portugal SA	212,222	1,788,457
*Corticeira Amorim SA	182,162	241,698
Energias de Portugal SA	185,237	734,241

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Energias de Portugal SA Sponsored ADR	7,300	$286,671
*Finibanco Holdings SGPS SA	226,205	475,709
#Galp Energia SGPS SA Series B	88,266	1,407,507
#*Impresa Sociedade Gestora de Participacoes SA	41,474	89,961
#*Investimentos Participacoes e Gestao SA	66,000	60,156
#Jeronimo Martins SGPS SA	65,004	623,712
#*Martifer SGPS SA	12,849	60,729
Mota-Engil SGPS SA	36,475	165,963
*Novabase SGPS SA	12,258	70,934
*ParaRede SGPS SA	45,991	49,481
#Portucel-Empresa Produtora de Pasta de Papel SA	317,577	836,702
Portugal Telecom SA	106,571	1,099,788
*Redes Energeticas Nacionais SA	68,733	275,681
*Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	25,589
Sociedade de Investimento e Gestao SGPS SA	49,740	523,104
*Sonae Capital SGPS SA	40,593	41,437
#*Sonae Industria SGPS SA	42,143	144,626
#Sonae SGPS SA	602,027	745,361
*Sonaecom SGPS SA	205,187	517,760
#*Teixeira Duarte Engenharia e Construcoes SA	106,038	137,976
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	97,933	555,184

TOTAL PORTUGAL		18,113,548

SINGAPORE — (1.2%)
Allgreen Properties, Ltd.	589,500	487,417
Aqua-Terra Supply Co., Ltd.	31,000	7,523
Armstrong Industrial Corp., Ltd.	49,000	8,471
*Asia Environment Holdings, Ltd.	98,820	20,142
*Asia Food & Properties, Ltd.	1,146,000	424,022
Asia Pacific Breweries, Ltd.	14,000	119,630
*ASL Marine Holdings, Ltd.	201,000	129,269
*Auric Pacific Group, Ltd.	25,000	10,979
*Ban Joo & Co., Ltd.	29,333	925
*Banyan Tree Holdings, Ltd.	141,000	70,236
*Beyonics Technology, Ltd.	135,000	18,468
Bonvests Holdings, Ltd.	51,600	34,439
Broadway Industrial Group, Ltd.	31,000	17,707
Bukit Sembawang Estates, Ltd.	71,000	228,115
Capitaland, Ltd.	805,500	2,189,835
Cerebos Pacific, Ltd.	53,000	158,368
CH Offshore, Ltd.	131,000	60,574
*Changjiang Fertilizer Holdings, Ltd.	50	9
*China Auto Corp., Ltd.	22,000	846
China Aviation Oil Singapore Corp., Ltd.	49,000	38,419
*China Dairy Group, Ltd.	147,000	21,841
#*China Energy, Ltd.	1,106,000	174,132
China Merchants Holdings Pacific, Ltd.	79,000	33,759
#*China XLX Fertiliser, Ltd.	108,000	41,410
Chip Eng Seng Corp., Ltd.	123,000	31,651
*Chuan Hup Holdings, Ltd.	150,000	34,453
City Developments, Ltd.	236,000	1,788,525
Comfortdelgro Corp., Ltd.	721,000	812,519
#Cosco Corp. (Singapore), Ltd.	708,000	628,489
#Creative Technology Co., Ltd.	45,650	189,547
CSC Holdings, Ltd.	250,000	30,014
CSE Global, Ltd.	179,000	111,273
CWT, Ltd.	104,000	68,797
DBS Group Holdings, Ltd.	392,500	3,954,533
#*Delong Holdings, Ltd.	105,200	46,316
Enporis Greenz, Ltd.	178,000	278
*Enviro-Hub Holdings, Ltd.	129,000	8,715

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Epure International, Ltd.	38,000	$24,568
Eu Yan Sang International, Ltd.	32,000	10,170
*euNetworks Group, Ltd.	1,017,000	10,920
*Ezion Holdings, Ltd.	47,000	23,743
#Ezra Holdings, Ltd.	294,000	439,136
F.J. Benjamin Holdings, Ltd.	90,000	16,830
Federal International (2000), Ltd.	217,500	29,067
*First Resources, Ltd.	415,000	316,235
Food Empire Holdings, Ltd.	144,800	33,071
Fragrance Group, Ltd.	73,000	29,631
Fraser & Neave, Ltd.	779,000	2,290,918
*Freight Links Express Holdings, Ltd.	500,000	15,850
*Fu Yu Corp., Ltd.	118,000	8,344
*Furama, Ltd.	30,000	42,195
*Gallant Venture, Ltd.	260,000	46,616
GK Goh Holdings, Ltd.	87,000	38,287
*Global Yellow Pages, Ltd.	29,000	3,186
*Golden Agri-Resources, Ltd.	2,713,000	997,252
Goodpack, Ltd.	135,000	117,467
GP Batteries International, Ltd.	15,000	13,550
#Guocoland, Ltd.	182,666	285,282
Hersing Corp., Ltd.	66,000	14,536
Hiap Seng Engineering, Ltd.	37,000	15,912
Hi-P International, Ltd.	612,000	298,749
Ho Bee Investment, Ltd.	641,000	744,543
*Hong Fok Corp., Ltd.	241,400	110,662
Hong Leong Asia, Ltd.	157,000	404,710
Hotel Grand Central, Ltd.	112,305	56,248
Hotel Properties, Ltd.	254,000	368,287
Hour Glass, Ltd.	50,000	24,472
HTL International Holdings, Ltd.	112,000	34,907
*Huan Hsin Holdings, Ltd.	67,000	12,638
HupSteel, Ltd.	145,000	26,964
Hwa Hong Corp., Ltd.	115,000	45,098
#Hyflux, Ltd.	76,000	177,708
*Indofood Agri Resources, Ltd.	243,000	349,542
#InnoTek, Ltd.	74,000	19,074
Isetan (Singapore), Ltd.	15,000	35,373
Jardine Cycle & Carriage, Ltd.	66,838	1,194,819
Jaya Holdings, Ltd.	343,000	146,293
*Jiutian Chemical Group, Ltd.	215,000	24,055
*Jurong Technologies Industrial Corp., Ltd.	213,200	3,790
K1 Ventures, Ltd.	749,000	84,859
Keppel Corp., Ltd.	240,000	1,418,050
#Keppel Land, Ltd.	538,000	1,244,525
Keppel Telecommunications & Transportation, Ltd.	100,000	98,450
Kim Eng Holdings, Ltd.	320,573	452,380
Koh Brothers Group, Ltd.	161,000	28,445
#KS Energy Services, Ltd.	211,000	191,055
Lafe Corp., Ltd.	75,600	4,556
Lee Kim Tah Holdings, Ltd.	60,000	20,828
Low Keng Huat Singapore, Ltd.	174,000	59,639
Lum Chang Holdings, Ltd.	123,000	26,022
*Manhattan Resources, Ltd.	60,000	24,215
*Marco Polo Marine, Ltd.	40,000	13,806
*Mediaring.Com, Ltd.	747,000	115,752
Memtech International, Ltd.	310,000	20,942
Metro Holdings, Ltd.	156,000	85,940
MFS Technology, Ltd.	52,000	8,482
#Midas Holdings, Ltd.	148,000	104,461
MobileOne, Ltd.	117,000	171,868

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Neptune Orient Lines, Ltd.	861,000	$1,050,782
Nera Telecommunications, Ltd.	105,000	24,158
NSL, Ltd.	75,000	73,347
*Oceanus Group, Ltd.	309,000	78,441
#Olam International, Ltd.	246,600	415,989
*Orchard Parade Holdings, Ltd.	122,000	91,711
*Osim International, Ltd.	119,000	48,620
*Overseas Union Enterprise, Ltd.	21,000	133,672
Overseas-Chinese Banking Corp., Ltd.	753,546	4,361,818
Pan Pacific Hotels Group, Ltd.	391,500	420,115
Pan-United Corp., Ltd.	100,000	37,026
*Parkway Holdings, Ltd.	723,453	1,376,363
Petra Foods, Ltd.	118,000	83,754
Popular Holdings, Ltd.	429,000	51,852
*PSC Corp., Ltd.	181,924	34,413
QAF, Ltd.	125,259	47,988
#Raffles Education Corp., Ltd.	729,672	205,876
Raffles Medical Group, Ltd.	113,000	110,528
Rotary Engineering, Ltd.	87,000	60,346
San Teh, Ltd.	140,400	28,726
SBS Transit, Ltd.	54,000	66,300
#*SC Global Developments, Ltd.	259,284	311,544
SembCorp Industries, Ltd.	606,000	1,510,063
SembCorp Marine, Ltd.	179,800	420,271
Sim Lian Group, Ltd.	83,000	27,189
Singapore Airlines, Ltd.	170,400	1,667,045
Singapore Airport Terminal Services, Ltd.	236,392	415,007
Singapore Exchange, Ltd.	119,000	671,198
Singapore Land, Ltd.	113,000	513,449
Singapore Post, Ltd.	374,000	268,079
#Singapore Press Holdings, Ltd.	363,000	951,559
Singapore Reinsurance Corp., Ltd.	55,000	9,865
Singapore Shipping Corp., Ltd.	137,000	26,153
Singapore Technologies Engineering, Ltd.	152,000	332,014
Singapore Telecommunications, Ltd.	1,508,350	3,214,418
*Sinomem Technology, Ltd.	115,000	41,751
Sinwa, Ltd.	89,000	24,088
SMRT Corp., Ltd.	311,000	419,696
SSH Corp., Ltd.	219,000	39,352
*Stamford Land Corp., Ltd.	200,000	57,804
Starhub, Ltd.	108,710	167,399
Straco Corp., Ltd.	150,000	13,867
Straits Asia Resources, Ltd.	191,000	290,766
*Sunningdale Tech, Ltd.	130,000	12,356
*Super Coffeemix Manufacturing, Ltd.	164,000	74,147
#*Swiber Holdings, Ltd.	187,000	136,465
*Swissco International, Ltd.	100,000	57,903
#Tat Hong Holdings, Ltd.	422,000	294,139
*Thakral Corp., Ltd.	793,000	41,859
Tiong Woon Corp. Holding, Ltd.	151,000	58,041
*Tuan Sing Holdings, Ltd.	251,000	39,742
UMS Holdings, Ltd.	86,000	10,193
United Engineers, Ltd.	104,000	142,458
*United Envirotech, Ltd.	57,000	11,520
United Industrial Corp., Ltd.	650,000	896,088
United Overseas Bank, Ltd.	230,000	2,948,204
UOB-Kay Hian Holdings, Ltd.	242,000	264,200
UOL Group, Ltd.	476,000	1,261,416
Venture Corp., Ltd.	231,000	1,384,958
WBL Corp., Ltd.	225,676	811,412
Wheelock Properties, Ltd.	249,000	342,197

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Wilmar International, Ltd.	147,000	$685,804
Wing Tai Holdings, Ltd.	392,100	545,222
*Xpress Holdings, Ltd.	474,000	25,215
Yangzijiang Shipbuilding Holdings, Ltd.	816,000	610,398
#Yanlord Land Group, Ltd.	399,000	493,978
YHI International, Ltd.	96,000	17,280
*Yongnam Holdings, Ltd.	263,000	45,418

TOTAL SINGAPORE		56,481,634

SPAIN — (2.5%)
#Abengoa SA	26,637	805,140
Abertis Infraestructuras SA	99,737	2,020,011
Acciona SA	21,510	2,592,702
#Acerinox SA	108,150	2,035,057
Actividades de Construccion y Servicios SA	60,589	2,859,539
Adolfo Dominguez SA	2,648	39,563
Almirall SA	90,093	1,188,315
Amper SA	12,115	100,231
#Antena 3 de Television SA	33,475	355,351
#*Avanzit SA	146,419	149,961
*Azkoyen SA	14,561	55,969
#Banco Bilbao Vizcaya SA Sponsored ADR	858,383	13,038,838
#Banco de Sabadell SA	449,091	2,393,746
#Banco de Valencia SA	106,759	810,378
#Banco Espanol de Credito SA	122,647	1,419,938
#Banco Guipuzcoano SA	94,292	743,241
#Banco Pastor SA	141,521	940,333
#Banco Popular Espanol SA	409,554	3,103,614
#Banco Santander SA	212,505	3,034,776
#Banco Santander SA Sponsored ADR	2,151,591	30,294,401
#Bankinter SA	172,356	1,538,562
*Baron de Ley SA	2,832	133,406
#Bolsas y Mercados Espanoles SA	33,088	940,297
#*Campofrio Food Group SA	20,352	182,511
Cementos Portland Valderrivas SA	12,453	357,422
Cia Espanola de Petroleous SA	7,449	226,695
Cintra Concesiones de Infraestructuras de Transporte SA	243,355	2,538,446
*Codere SA	1,405	13,571
#Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,940,645
#*Corporacion Dermoestetica SA	10,205	44,466
Criteria Caixacorp SA	356,285	1,613,614
*Dogi International Fabrics SA	13,276	11,726
Duro Felguera SA	16,236	158,248
Ebro Puleva SA	100,501	1,995,909
Elecnor SA	6,947	109,778
Enagas SA	89,060	1,846,111
*Ercros SA	60,122	117,007
Faes Farma SA	30,123	152,047
#Fomento de Construcciones y Contratas SA	29,296	1,127,050
Gamesa Corporacion Tecnologica SA	56,109	814,348
#Gas Natural SDG SA	79,044	1,569,975
*General de Alquiler de Maquinaria SA	8,457	52,451
Gestevision Telecinco SA	50,443	719,266
Grifols SA	23,004	350,664
Grupo Catalana Occidente SA	55,676	1,276,543
*Grupo Empresarial Ence SA	95,807	389,746
*Grupo Tavex SA	13,157	12,135
*Iberdrola Renovables SA	269,825	1,195,328
Iberdrola SA	234,619	1,997,521
*Iberia Lineas Aereas de Espana SA	276,510	839,602
Iberpapel Gestion SA	4,081	59,464

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Indra Sistemas SA	37,920	$823,091
Industria de Diseno Textil SA	14,898	937,777
#*La Seda de Barcelona SA	257,738	120,970
Laboratorios Farmaceuticos Rovi SA	2,861	29,128
Mapfre SA	159,953	630,708
Mecalux SA	4,872	89,891
Miquel y Costas & Miquel SA	9,539	191,418
#*Natra SA	10,905	38,215
*Natraceutical SA	91,207	62,614
*NH Hoteles SA	91,761	452,785
Obrascon Huarte Lain SA	15,618	370,075
Papeles y Cartones de Europa SA	53,512	280,750
Pescanova SA	7,101	223,755
Prim SA	5,102	49,862
#*Promotora de Informaciones SA	50,813	275,891
Prosegur Cia de Seguridad SA	9,343	423,112
#*Realia Business SA	125,764	295,180
Red Electrica Corporacion SA	26,929	1,350,040
Repsol YPF SA	1,793	42,358
Repsol YPF SA Sponsored ADR	224,194	5,288,736
#*Sacyr Vallehermoso SA	58,273	606,500
#*Service Point Solutions SA (B07NKR8)	50,557	67,960
*Service Point Solutions SA (B5LJVT6)	10,111	13,669
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	119,828
Sol Melia SA	61,819	507,255
#*Solaria Energia y Medio Ambiente SA	17,034	61,149
#*SOS Corporacion Alimentaria SA	33,887	120,391
Tecnicas Reunidas SA	5,774	310,644
*Tecnocom Telecomunicaciones y Energia SA	33,041	126,040
Telefonica SA	5,983	143,326
Telefonica SA Sponsored ADR	72,100	5,162,360
Tubacex SA	42,119	164,761
Tubos Reunidos SA	95,313	299,344
Unipapel SA	4,501	72,099
#*Urbas Guadahermosa SA	8,757	1,843
*Vertice Trescientos Sesenta Grados SA	1,752	900
Vidrala SA	13,737	374,825
Viscofan SA	35,568	924,590
*Vocento SA	34,637	211,793
Zardoya Otis SA	23,914	443,835
*Zeltia SA	33,795	199,689

TOTAL SPAIN		114,214,815

SWEDEN — (2.1%)
Aarhuskarlshamn AB	12,487	285,696
Acando AB	44,231	82,882
#*Active Biotech AB	10,562	150,239
Addtech AB Series B	2,191	34,128
AF AB Series B	8,612	227,059
#Alfa Laval AB	50,974	692,046
*Anoto Group AB	29,000	18,551
Aros Quality Group AB	5,000	32,180
Assa Abloy AB Series B	100,032	1,726,027
Atlas Copco AB Series A	51,700	700,912
Atlas Copco AB Series B	26,200	315,812
*Avanza Bank Holding AB	2,717	67,490
Axfood AB	7,002	202,460
#Axis Communications AB	10,350	142,036
B&B Tools AB	14,683	202,234
BE Group AB	18,353	112,292
Beiger Electronics AB	345	6,244

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Beijer Alma AB	8,058	$106,711
*Bilia AB Series A	15,925	155,828
*Billerud AB	79,792	546,616
*BioGaia AB Series B	2,753	32,747
Biotage AB	44,000	44,108
*Biovitrum AB	14,499	61,902
#*Boliden AB	251,156	3,356,517
#*Bure Equity AB	123,011	447,559
Cantena AB	500	6,492
Cardo AB	12,400	377,424
#Clas Ohlson AB Series B	69,373	1,379,747
*Cloetta AB	14,784	59,907
*Concordia Maritime AB Series B	30,791	91,014
*CyberCom Group Europe AB	2,494	9,333
#*D. Carnegie & Co. AB	31,440	—
*Duni AB	16,171	129,199
*East Capital Explorer AB	22,366	209,848
*Electrolux AB Series B	149,308	3,517,536
#Elekta AB Series B	26,546	622,754
*Enea Data AB Series B	17,746	105,717
#*Eniro AB	125,479	615,161
Fagerhult AB	2,628	44,344
G & L Beijer AB Series B	3,215	75,784
#Getinge AB	76,494	1,637,467
Geveko AB	1,000	8,736
*Gunnebo AB	31,558	125,256
Hakon Invest AB	38,136	609,879
*Haldex AB	46,780	271,123
Hennes & Mauritz AB Series B	29,354	1,727,416
#Hexagon AB	135,521	1,824,802
*Hexpol AB	11,205	109,588
*HIQ International AB	19,385	84,851
Hoganas AB Series B	16,579	352,788
#Holmen AB Series B	49,749	1,190,962
*HQ AB	1,512	26,333
*Husqvarna AB Series A	40,206	256,064
*Husqvarna AB Series B	284,863	1,938,366
Industrial & Financial Systems AB Series B	14,270	134,325
Indutrade AB	4,400	88,353
#Intrum Justitia AB	27,808	338,543
*JM AB	46,179	669,558
KappAhl Holding AB	16,200	157,867
*Know IT AB	11,284	93,036
Lagercrantz Group AB Series B	10,000	41,948
Lammhults Design Group AB	2,400	15,877
*LBI International AB	35,306	61,849
#Lindab International AB	31,460	334,684
Loomis AB	32,006	372,803
#*Lundin Petroleum AB	161,950	1,230,687
Meda AB Series A	214,252	2,092,592
#*Medivir AB Series B	5,800	80,436
*Mekonomen AB	2,400	46,607
*Micronic Laser Systems AB	38,008	74,186
Modern Times Group AB Series B	35,059	1,607,740
*Munters AB	23,650	165,988
NCC AB Series B	48,040	715,507
#*Net Insight AB Series B	50,000	32,369
*New Wave Group AB Series B	32,532	146,039
NIBE Industrier AB	26,895	264,343
Niscayah Group AB	47,479	96,455
*Nobia AB	100,892	570,714

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Nolato AB Series B	15,329	$128,270
#Nordea Bank AB	910,765	8,352,952
*OEM International AB Series B	9,300	53,403
#ORC Software AB	1,800	36,439
Oriflame Cosmetics SA SDR	12,458	683,012
*Pa Resources AB	100,697	361,130
*Partnertech AB	1,500	6,210
#Peab AB Series B	129,819	745,890
*Pricer AB Series B	331,791	25,028
*Proffice AB	24,725	80,317
*Q-Med AB	11,946	89,121
Ratos AB	88,851	2,455,796
#*RaySearch Laboratories AB	24,042	101,714
*Readsoft AB Series B	7,000	12,918
Rederi AB Transatlantic Series B	19,360	70,272
*Rezidor Hotel Group AB	48,530	173,036
#*rnb Retail & Brands AB	84,658	127,750
#*Rottneros AB	810,279	73,034
*Saab AB Series B	53,452	858,352
#Sandvik AB	94,964	1,031,889
#*SAS AB	1,067,074	518,853
#Scania AB Series B	4,524	55,581
*Scribona AB Series B	12,333	13,807
*Seco Tools AB	13,907	167,592
Securitas AB Series B	90,440	875,933
*Semcon AB	3,200	13,600
*Sintercast AB	2,200	17,146
#*Skandinaviska Enskilda Banken AB Series A	659,446	3,905,492
Skanska AB Series B	137,326	2,124,969
SKF AB Series A	2,588	39,973
#SKF AB Series B	58,639	905,995
Skistar AB	6,500	110,529
#SSAB AB Series A	159,096	2,571,490
SSAB AB Series B	73,276	1,084,649
Studsvik AB	3,311	32,006
Svenska Cellulosa AB Series B	288,903	3,892,258
Svenska Handelsbanken AB Series A	154,132	4,016,141
SWECO AB Series B	13,785	111,751
#*Swedbank AB Series A	306,676	2,638,775
Swedish Match AB	55,000	1,151,690
Tele2 AB Series B	155,218	2,186,700
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	626,060	6,060,261
TeliaSonera AB	627,341	4,219,883
*TradeDoubler AB	25,102	178,217
*Trelleborg AB Series B	211,684	1,451,845
Vitrolife AB	6,000	28,491
#Volvo AB Series A	122,357	1,026,413
Volvo AB Series B	231,984	1,954,014
Volvo AB Sponsored ADR	70,300	591,223

TOTAL SWEDEN		94,002,483

SWITZERLAND — (5.5%)
ABB, Ltd.	86,839	1,572,118
ABB, Ltd. Sponsored ADR	424,571	7,655,015
Acino Holding AG	2,662	427,968
*Actelion, Ltd.	21,677	1,146,866
#Adecco SA	124,962	6,733,056
*Advanced Digital Broadcast Holdings SA	3,871	182,762
Affichage Holding SA	689	70,967
*AFG Arbonia-Forster Holding AG	4,940	113,549
Allreal Holding AG	9,618	1,114,005

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Also Holding AG	635	$24,498
#Aryzta AG	58,508	2,310,859
#*Ascom Holding AG	25,555	252,997
Bachem Holdings AG	2,731	174,618
Baloise Holding AG	55,856	4,631,027
Bank Coop AG	3,692	245,407
*Bank Sarasin & Cie AG Series B	60,296	2,058,861
Banque Cantonale de Geneve SA	912	193,280
Banque Cantonale Vaudoise SA	2,879	1,163,365
Banque Privee Edmond de Rothschild SA	10	246,862
#Barry Callebaut AG	2,134	1,371,459
#*Basilea Pharmaceutica AG	2,104	140,402
Basler Kantonalbank AG	4,603	527,265
Belimo Holdings AG	139	155,676
Bell Holding AG	80	122,278
Bellevue Group AG	5,076	166,059
Berner Kantonalbank AG	2,645	586,238
BKW FMB Energie AG	5,873	446,679
*Bobst Group AG	6,032	218,212
Bossard Holding AG	2,478	143,743
Bucher Industries AG	2,994	351,463
Burckhardt Compression Holding AG	1,082	196,501
Carlo Gavazzi Holding AG	209	28,383
Centralschweizerische Kraftwerke AG	449	142,931
Charles Voegele Holding AG	4,882	200,557
*Cicor Technologies, Ltd.	911	27,301
*Clariant AG	349,806	3,839,260
Compagnie Financiere Richemont SA Series A	232,579	7,877,658
*Compagnie Financiere Tradition SA	521	59,526
Conzzeta AG	142	236,404
Credit Suisse Group AG	18,871	816,306
#Credit Suisse Group AG Sponsored ADR	405,680	17,517,262
#*Cytos Biotechnology AG	1,001	13,155
Daetwyler Holding AG	5,634	328,672
Datacolor AG	34	9,906
*Dottikon ES Holding AG	89	19,774
*Dufry AG	6,201	402,639
#EFG International AG	33,943	486,618
Elektrizitaets-Gesellschaft Laufenberg AG	507	417,084
Emmi AG	2,233	273,584
EMS-Chemie Holding AG	9,412	1,101,973
Energiedienst Holding AG	7,704	437,922
Feintol International Holding AG	147	33,732
Flughafen Zuerich AG	6,039	1,705,765
Forbo Holding AG	1,026	343,592
#Galenica Holding AG	1,280	465,254
GAM Holdings, Ltd.	70,199	803,607
#Geberit AG	10,697	1,882,654
#George Fisher AG	6,233	1,671,847
#Givaudan SA	6,351	5,177,110
Gurit Holding AG	285	148,803
Helvetia Holding AG	8,121	2,530,063
#*Holcim, Ltd.	196,366	13,446,315
*Implenia AG	1,760	46,329
*Interroll-Holding SA	417	121,020
*Julius Baer Group, Ltd.	70,199	2,333,569
Kaba Holding AG	1,631	408,265
*Kardex AG	2,584	85,168
Komax Holding AG	2,065	162,661
#Kudelski SA	49,220	1,230,096
Kuehne & Nagel International AG	13,624	1,313,147

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Kuoni Reisen Holding AG	2,571	$956,557
Lem Holdings SA	2,962	883,269
#*LifeWatch AG	9,950	182,810
#Lindt & Spruengli AG	22	543,387
#*Logitech International SA	91,981	1,553,698
Lonza Group AG	17,494	1,244,090
Luzerner Kantonalbank AG	2,094	563,320
Medisize Holding AG	270	13,668
Metall Zug AG	111	267,433
#*Meyer Burger Technology AG	6,070	153,029
*Micronas Semiconductor Holding AG	18,186	70,903
*Mikron Holding AG	53,246	335,635
Mobilezone Holding AG	6,928	51,625
Mobimo Holding AG	4,929	836,382
Nestle SA	546,164	25,889,117
Nobel Biocare Holding AG	32,030	942,128
#*Novartis AG	879	47,040
#Novartis AG ADR	446,694	23,911,530
#*Oerlikon Corp. AG	2,865	80,367
Orell Fuessli Holding AG	435	57,467
Panalpina Welttransport Holding AG	13,833	961,945
Partners Group Holdings AG	4,415	547,829
#Petroplus Holdings AG	69,990	1,178,660
Phoenix Mecano AG	1,022	442,221
*Precious Woods Holding AG	1,929	62,704
*PubliGroupe SA	5,903	636,504
*Rieters Holdings AG	4,511	1,200,458
Roche Holding AG Bearer	5,170	896,743
Roche Holding AG Genusschein	82,873	13,903,685
Romande Energie Holding SA	361	630,771
*Schaffner Holding AG	468	69,010
Schindler Holding AG	5,484	410,263
#Schulthess Group AG	2,705	123,231
Schweiter Technology AG	675	337,957
*Schweizerische National-Versicherungs-Gesellschaft AG	13,902	386,849
#SGS SA	1,177	1,513,396
Siegfried Holding AG	2,163	186,873
Sika AG	1,777	2,723,593
Sonova Holding AG	7,666	948,818
St. Galler Kantonalbank AG	3,598	1,661,142
Straumann Holding AG	2,040	541,126
Sulzer AG	28,122	2,363,065
#Swatch Group AG(7184725)	29,185	7,629,262
#Swatch Group AG(7184736)	44,933	2,259,704
Swiss Life Holding AG	29,389	3,696,792
Swiss Reinsurance Co., Ltd. AG	176,607	7,634,696
#Swisscom AG	4,364	1,590,637
Swisscom AG Sponsored ADR	5,100	184,620
Swisslog Holding AG	143,988	132,785
*Swissmetal Holding AG	2,816	28,002
Swissquote Group Holding SA	3,174	160,198
Syngenta AG ADR	128,298	6,550,896
Tamedia AG	1,541	104,213
Tecan Group AG	10,848	767,768
#*Temenos Group AG	14,525	386,684
*Tornos SA	11,724	92,568
*UBS AG	121,227	1,581,042
*UBS AG ADR	30,398	395,478
Valartis Group AG	9,154	294,809
#Valiant Holding AG	21,628	4,116,770
Valora Holding AG	5,050	1,157,364

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Vaudoise Assurances Holdings SA	579	$102,790
Verwaltungs und Privat-Bank AG	2,914	309,861
#Von Roll Holding AG	52,751	341,996
Vontobel Holdings AG	48,801	1,389,017
VZ Holding AG	546	41,053
Walliser Kantonalbank AG	173	98,423
*WMH Walter Meier Holding AG	589	61,274
#Ypsomed Holdings AG	3,755	248,600
Zehnder Holding AG	261	368,800
Zuger Kantonalbank AG	112	472,200
Zurich Financial Services AG	61,540	13,084,153

TOTAL SWITZERLAND		248,482,720

UNITED KINGDOM — (16.2%)
A.G. Barr P.L.C.	17,596	221,935
Aberdeen Asset Management P.L.C.	1,345,598	2,648,081
Acal P.L.C.	6,247	13,691
Admiral Group P.L.C.	36,727	661,272
*AEA Technology P.L.C.	27,704	10,529
Aegis Group P.L.C.	355,086	675,523
*Aga Rangemaster Group P.L.C.	42,331	95,415
Aggreko P.L.C.	97,313	1,398,319
Air Partner P.L.C.	2,004	14,015
*Alexon Group P.L.C.	5,157	2,921
*Alizyme P.L.C.	42,517	2,719
Alphameric P.L.C.	42,180	18,783
*Alterian P.L.C.	13,451	31,660
Alumasc Group P.L.C.	8,807	13,187
Amec P.L.C.	246,956	2,976,162
Amlin P.L.C.	379,579	2,348,337
*Anglo American P.L.C.	536,326	19,678,253
Anglo Pacific Group P.L.C.	100,192	390,010
Anglo-Eastern Plantations P.L.C.	6,286	38,618
Anite P.L.C.	269,961	138,188
*Antisoma P.L.C.	646,856	343,471
Antofagasta P.L.C.	122,805	1,704,660
*Arena Leisure P.L.C.	182,111	79,141
*Ark Therapeutics Group P.L.C.	217,227	50,620
ARM Holdings P.L.C.	12,223	37,353
#ARM Holdings P.L.C. Sponsored ADR	172,085	1,560,811
Arriva P.L.C.	188,583	1,460,855
Ashmore Group P.L.C.	107,195	381,653
Ashtead Group P.L.C.	668,497	908,572
Associated British Foods P.L.C.	203,457	2,858,266
*Assura Group, Ltd.	54,999	39,151
#AstraZeneca P.L.C. Sponsored ADR	67,688	3,146,815
Atkins WS P.L.C.	67,383	638,083
*Autonomy Corp. P.L.C.	70,965	1,757,925
Aveva Group P.L.C.	10,654	185,892
*Avis Europe P.L.C.	608,277	259,648
Aviva P.L.C.	1,428,246	8,746,876
*Avon Rubber P.L.C.	8,371	13,227
*Axis-Shield P.L.C.	22,609	147,233
Babcock International Group P.L.C.	166,608	1,487,750
BAE Systems P.L.C.	1,167,278	6,546,527
Balfour Beatty P.L.C.	436,658	1,855,025
Barclays P.L.C. Sponsored ADR	892,663	15,273,464
*Barratt Developments P.L.C.	851,040	1,615,395
BBA Aviation P.L.C.	541,258	1,418,535
Beazley P.L.C.	650,742	1,085,291
Bellway P.L.C.	136,097	1,603,440

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Berkeley Group Holdings P.L.C. (The)	115,975	$1,473,904
BG Group P.L.C.	116,924	2,149,496
#BG Group P.L.C. Sponsored ADR	27,200	2,502,944
BHP Billiton P.L.C.	15,526	455,457
#BHP Billiton P.L.C. ADR	77,600	4,545,808
Biocompatibles International P.L.C.	22,206	79,825
*Blacks Leisure Group P.L.C.	20,283	18,956
Bloomsbury Publishing P.L.C.	58,768	126,325
BlueBay Asset Management P.L.C.	16,299	85,606
Bodycote P.L.C.	338,328	936,978
*Bovis Homes Group P.L.C.	150,787	953,093
BP P.L.C.	79,890	745,373
#BP P.L.C. Sponsored ADR	717,376	40,259,141
Braemar Shipping Services P.L.C.	13,325	92,080
Brammer P.L.C.	24,061	50,720
Brewin Dolphin Holdings P.L.C.	191,567	420,400
Brit Insurance Holdings NV	396,600	1,175,641
#*British Airways P.L.C.	492,262	1,604,830
*British Airways P.L.C. Sponsored ADR	6,100	200,141
British American Tobacco P.L.C.	82,257	2,718,977
British American Tobacco P.L.C. Sponsored ADR	19,800	1,317,492
*British Polythene Industries P.L.C.	21,678	101,156
British Sky Broadcasting Group P.L.C.	20,913	177,099
British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	843,258
Britvic P.L.C.	85,768	575,112
BSS Group P.L.C.	162,038	652,803
#BT Group P.L.C. Sponsored ADR	140,608	3,061,036
*BTG P.L.C.	109,793	308,210
Bunzl P.L.C.	176,872	1,757,530
Burberry Group P.L.C.	392,064	3,827,138
Cable & Wireless P.L.C.	1,743,386	3,941,841
*Cairn Energy PLC.	577,820	2,978,207
Camellia P.L.C.	198	22,709
Capita Group P.L.C.	63,460	730,338
*Capital & Regional P.L.C.	109,371	64,406
Carclo P.L.C.	21,066	51,958
Care UK P.L.C.	46,048	301,915
Carillion P.L.C.	545,105	2,583,909
*Carnival P.L.C.	34,284	1,232,565
#*Carnival P.L.C. ADR	86,903	3,108,520
Carpetright P.L.C.	3,979	58,169
Carphone Warehouse Group P.L.C.	362,710	1,100,640
Carr’s Milling Industries P.L.C.	2,672	19,032
Castings P.L.C.	21,365	58,287
Catlin Group, Ltd.	475,532	2,568,151
Centaur Media P.L.C.	79,311	66,068
Centrica P.L.C.	642,908	2,760,011
Charles Stanley Group P.L.C.	6,583	26,239
Charles Taylor Consulting P.L.C.	11,746	37,437
Charter International P.L.C.	218,827	2,419,968
*Chaucer Holdings P.L.C.	160,935	116,995
Chemring Group P.L.C.	6,868	352,273
Chesnara P.L.C.	128,213	426,312
Chime Communications P.L.C.	17,635	58,240
Chloride Group P.L.C.	67,101	195,173
*Chrysalis Group P.L.C.	4,723	7,393
Clarkson P.L.C.	5,199	65,316
*Clinton Cards P.L.C.	67,260	48,185
Close Brothers Group P.L.C.	177,496	1,950,498
Cobham P.L.C.	485,287	1,795,613
Collins Stewart P.L.C.	105,687	123,290

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*COLT Telecom Group SA	312,367	$614,346
Communisis P.L.C.	120,651	24,988
Compass Group P.L.C.	423,975	2,886,422
Computacenter P.L.C.	129,035	610,066
Connaught P.L.C.	58,864	300,002
Consort Medical P.L.C.	26,822	159,794
*Cookson Group P.L.C.	250,464	1,697,857
Corin Group P.L.C.	3,868	3,824
*Cosalt P.L.C.	12,162	1,936
Costain Group P.L.C.	95,132	37,985
Cranswick P.L.C.	42,921	503,881
*Creston P.L.C.	18,283	24,298
Croda International P.L.C.	71,595	853,014
*CSR P.L.C.	216,724	1,547,608
Daily Mail & General Trust P.L.C. Series A	256,833	1,840,148
Dairy Crest Group P.L.C.	208,330	1,121,720
*Dana Petroleum P.L.C.	81,487	1,351,922
Davis Service Group P.L.C.	225,786	1,451,964
De la Rue P.L.C.	74,699	1,153,636
*Debenhams P.L.C.	544,691	584,270
Dechra Pharmaceuticals P.L.C.	10,355	79,156
Delta P.L.C.	201,787	508,316
Development Securities P.L.C.	86,917	390,035
Devro P.L.C.	191,737	423,387
Diageo P.L.C. Sponsored ADR	55,600	3,735,764
*Dicom Group P.L.C.	35,274	99,590
Dignity P.L.C.	24,720	246,419
Dimension Data Holdings P.L.C.	1,618,467	1,988,988
Diploma P.L.C.	63,684	181,013
Domino Printing Sciences P.L.C.	131,778	679,411
Drax Group P.L.C.	128,019	837,570
DS Smith P.L.C.	490,393	851,945
*DSG International P.L.C.	3,183,067	1,593,535
*DTZ Holdings P.L.C.	9,294	11,894
Dunelm Group P.L.C.	28,656	163,942
*Dyson Group P.L.C.	3,999	1,119
*E2V Technologies P.L.C.	54,502	47,924
eaga P.L.C.	45,574	101,597
*easyJet P.L.C.	165,228	1,026,153
Electrocomponents P.L.C.	241,384	680,387
Elementis P.L.C.	587,858	478,318
*Enterprise Inns P.L.C.	295,941	559,208
*Erinaceous Group P.L.C.	16,996	448
Eurasian Natural Resources Corp. P.L.C.	118,384	1,700,183
Euromoney Institutional Investor P.L.C.	25,874	193,745
Evolution Group P.L.C.	269,316	545,572
Experian P.L.C.	262,099	2,492,075
F&C Asset Management P.L.C.	457,834	507,085
Fenner P.L.C.	88,383	262,127
Fiberweb P.L.C.	12,365	12,272
Fidessa Group P.L.C.	28,398	562,955
Filtrona P.L.C.	136,518	384,146
*Findel P.L.C.	342,686	181,541
Firstgroup P.L.C.	243,202	1,425,655
Forth Ports P.L.C.	33,083	587,665
*Fortune Oil P.L.C.	347,850	38,389
*French Connection Group P.L.C.	88,909	54,132
*Fresnillo P.L.C.	6,652	70,743
Fuller Smith & Turner P.L.C.	36,790	310,187
Future P.L.C.	361,156	111,259
G4S P.L.C.	840,888	3,376,444

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Galiform P.L.C.	1,093,385	$1,540,243
Galliford Try P.L.C.	107,408	540,255
Game Group P.L.C.	537,486	788,826
*Games Workshop Group P.L.C.	7,668	46,403
*Gem Diamonds, Ltd.	104,220	388,506
Genus P.L.C.	33,267	360,966
*GKN P.L.C.	1,196,663	2,185,688
GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,222,226
Go-Ahead Group P.L.C.	9,144	196,634
Greene King P.L.C.	117,670	832,965
Greggs P.L.C.	44,900	299,309
*Guinness Peat Group P.L.C.	52,824	32,026
Halfords Group P.L.C.	121,761	735,966
Halma P.L.C.	184,653	686,005
Hampson Industries P.L.C.	176,952	182,936
Hansard Global P.L.C.	10,373	28,179
*Hardy Oil & Gas P.L.C.	17,474	67,580
Hardy Underwriting Group P.L.C.	20,117	91,052
Hargreaves Lansdown P.L.C.	80,332	373,101
*Harvard International P.L.C.	6,399	5,020
Harvey Nash Group P.L.C.	28,747	15,230
Havelock Europa P.L.C.	13,179	3,246
Hays P.L.C.	607,627	1,068,037
Headlam Group P.L.C.	103,583	511,996
Helical Bar P.L.C.	101,489	506,089
*Helphire P.L.C.	309,742	267,288
Henderson Group P.L.C.	824,494	1,597,560
Henry Boot P.L.C.	43,832	69,662
*Heritage Oil P.L.C.	40,233	317,798
*Heywood Williams Group P.L.C.	30,224	676
Hikma Pharmaceuticals P.L.C.	122,738	1,071,624
Hill & Smith Holdings P.L.C.	99,260	527,763
Hiscox, Ltd.	503,798	2,745,325
#HMV Group P.L.C.	155,649	188,945
Hochschild Mining P.L.C.	49,742	213,777
Hogg Robinson Group P.L.C.	127,702	68,915
Holidaybreak P.L.C.	17,060	72,046
Home Retail Group P.L.C.	303,927	1,234,052
Homeserve P.L.C.	47,311	1,225,372
*Hornby P.L.C.	20,303	48,023
HSBC Holdings P.L.C.	42,169	451,440
HSBC Holdings P.L.C. Sponsored ADR	1,132,387	60,594,028
Hunting P.L.C.	43,251	373,230
Huntsworth P.L.C.	250,994	250,591
Hyder Consulting P.L.C.	11,602	37,053
ICAP P.L.C.	369,623	2,171,909
IG Group Holdings P.L.C.	176,681	1,135,395
*Imagination Technologies Group P.L.C.	39,184	164,735
IMI P.L.C.	291,635	2,532,717
Imperial Tobacco Group P.L.C.	94,974	3,062,686
Imperial Tobacco Group P.L.C. ADR	18,000	1,152,000
*Inchcape P.L.C.	3,653,537	1,550,794
Informa P.L.C.	479,364	2,511,996
Inmarsat P.L.C.	74,827	812,476
Innovation Group P.L.C.	199,481	42,486
*Intec Telecom Systems P.L.C.	128,965	244,363
Intercontinental Hotels Group P.L.C.	7,196	102,912
#Intercontinental Hotels Group P.L.C. ADR	58,244	831,142
Intermediate Capital Group P.L.C.	156,145	665,627
International Personal Finance P.L.C.	324,526	1,135,568
International Power P.L.C.	1,475,770	7,534,414

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Interserve P.L.C.	62,595	$210,799
Intertek Group P.L.C.	69,693	1,341,296
Invensys P.L.C.	554,079	2,709,435
Investec P.L.C.	408,884	2,762,122
*IP Group P.L.C.	174,476	161,661
ITE Group P.L.C.	38,841	84,197
#*ITV P.L.C.	3,143,342	2,818,759
*J.D. Wetherspoon P.L.C.	20,187	146,447
James Fisher & Sons P.L.C.	69,699	510,115
Jardine Lloyd Thompson Group P.L.C.	64,417	481,419
JD Sports Fashion P.L.C.	9,632	90,340
*JJB Sports P.L.C.	211,253	71,144
JKX Oil & Gas P.L.C.	44,207	187,179
*John Menzies P.L.C.	10,110	50,224
John Wood Group P.L.C.	359,041	1,938,952
Johnson Matthey P.L.C.	150,207	3,492,021
*Johnston Press P.L.C.	1,456,828	635,584
*Kazakhmys P.L.C.	151,166	2,901,707
Kcom Group P.L.C.	313,389	274,301
Keller Group P.L.C.	55,150	546,831
Kesa Electricals P.L.C.	659,944	1,352,403
Kewill P.L.C.	37,553	61,664
Kier Group P.L.C.	33,540	517,083
Kingfisher P.L.C.	2,252,411	7,587,124
#Ladbrokes P.L.C.	687,249	1,716,599
Laird P.L.C.	156,054	307,770
*Lamprell P.L.C.	21,028	63,871
*Lancashire Holdings , Ltd.	61,729	440,003
Latchways P.L.C.	2,464	26,100
Laura Ashley Holdings P.L.C.	157,940	32,090
Lavendon Group P.L.C.	159,177	176,079
Legal & General Group P.L.C.	5,684,106	6,827,876
Liontrust Asset Management P.L.C.	4,633	8,498
*Lloyds Banking Group P.L.C.	6,948,967	5,586,533
Lloyds Banking Group P.L.C. Sponsored ADR	678,129	2,210,701
Logica P.L.C.	1,180,679	2,201,465
London Stock Exchange Group P.L.C.	140,930	1,432,587
*Lonmin P.L.C.	114,733	3,282,039
*Lookers P.L.C.	78,288	56,304
*Low & Bonar P.L.C.	112,993	63,199
*LSL Property Services P.L.C.	14,831	67,517
*Luminar Group Holdings P.L.C.	101,277	64,409
Man Group P.L.C.	1,207,632	4,525,995
Management Consulting Group P.L.C.	228,686	69,198
*Manganese Bronze Holdings P.L.C.	3,904	5,418
Marks & Spencer Group P.L.C.	1,223,327	6,772,964
Marshalls P.L.C.	88,489	121,004
Marston’s P.L.C.	148,867	208,314
McBride P.L.C.	145,209	504,821
Meggitt P.L.C.	621,040	2,557,989
Melrose P.L.C.	428,250	1,138,369
Melrose Resources P.L.C.	72,915	354,406
Michael Page International P.L.C.	49,994	307,415
Micro Focus International P.L.C.	22,190	180,381
Millennium & Copthorne Hotels P.L.C.	189,576	1,149,687
*Minerva P.L.C.	81,885	91,294
*Misys P.L.C.	145,039	495,354
*Mitchells & Butlers P.L.C.	134,241	590,306
Mitie Group P.L.C.	158,681	578,372
*MJ Gleeson Group P.L.C.	16,223	33,691
Mondi P.L.C.	336,968	1,905,587

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Moneysupermarket.com Group P.L.C.	126,911	$147,256
Morgan Crucible Co. P.L.C.	122,037	315,984
Morgan Sindall P.L.C.	47,970	410,282
*Morse P.L.C.	67,859	44,729
Mothercare P.L.C.	68,325	698,827
Mouchel Group P.L.C.	47,646	188,454
*MWB Group Holdings P.L.C.	22,990	15,337
N Brown Group P.L.C.	86,838	312,138
National Express Group P.L.C.	394,930	1,301,971
National Grid P.L.C.	12,791	128,469
#National Grid P.L.C. Sponsored ADR	63,125	3,179,621
NCC Group, Ltd. P.L.C.	8,070	53,154
Nestor Healthcare Group P.L.C.	46,858	32,880
Next P.L.C.	68,270	2,128,848
Northern Foods P.L.C.	276,232	273,662
*Northgate P.L.C.	51,682	178,441
Northumbrian Water Group P.L.C.	274,204	1,127,894
Novae Group P.L.C.	87,874	426,502
*Old Mutual P.L.C.	3,182,711	5,247,201
*Optos P.L.C.	2,240	3,607
*Oxford Biomedica P.L.C.	216,069	38,983
Oxford Instruments P.L.C.	21,584	86,179
Pace P.L.C.	279,442	840,520
*PartyGaming P.L.C.	28,765	128,752
PayPoint P.L.C.	9,427	60,226
#Pearson P.L.C. Sponsored ADR	607,283	8,617,346
#*Pendragon P.L.C.	326,997	138,369
Pennon Group P.L.C.	186,117	1,523,522
*Persimmon P.L.C.	411,644	2,825,957
Petrofac, Ltd. P.L.C.	33,407	511,899
*Petropavlovsk P.L.C.	93,028	1,349,082
Phoenix IT Group, Ltd. P.L.C.	32,637	144,534
*Photo-Me International P.L.C.	823,881	447,640
Pinewood Shepperton P.L.C.	31,209	72,477
*Pinnacle Staffing Group P.L.C.	15,255	979
Premier Farnell P.L.C.	172,682	493,899
*Premier Foods P.L.C.	1,598,878	819,903
*Premier Oil P.L.C.	48,099	793,403
*Prostrakan Group P.L.C.	55,036	97,602
Provident Financial P.L.C.	60,295	898,880
Prudential P.L.C.	56,043	513,279
#Prudential P.L.C. ADR	341,084	6,265,713
Psion P.L.C.	73,870	104,049
*Punch Taverns P.L.C.	154,459	205,763
PV Crystalox Solar P.L.C.	144,049	127,792
PZ Cussons P.L.C.	198,654	777,642
Qinetiq P.L.C.	481,814	1,027,288
*Quintain Estates & Development P.L.C.	306,380	286,118
R.E.A. Holdings P.L.C.	11,361	74,160
*Rank Group P.L.C.	236,514	344,531
Rathbone Brothers P.L.C.	24,811	328,200
*Raymarine P.L.C.	10,990	455
Reckitt Benckiser Group P.L.C.	58,545	3,034,941
*Redrow P.L.C.	199,414	414,553
Reed Elsevier P.L.C.	7,445	59,261
#Reed Elsevier P.L.C. ADR	37,941	1,208,421
Regus P.L.C.	806,085	1,143,613
Renishaw P.L.C.	26,120	250,040
*Renovo Group P.L.C.	132,895	63,263
Rensburg Sheppards P.L.C.	10,746	99,099
*Rentokil Initial P.L.C.	934,753	1,718,235

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Resolution, Ltd.	1,981,004	$2,525,939
Restaurant Group P.L.C.	83,949	272,006
Rexam P.L.C.	837,101	3,985,664
Ricardo P.L.C.	27,069	125,775
Rightmove P.L.C.	47,459	399,472
*Rio Tinto P.L.C.	113,242	5,522,230
Rio Tinto P.L.C. Sponsored ADR	21,309	4,134,372
RM P.L.C.	30,813	86,883
Robert Walters P.L.C.	96,470	338,731
Robert Wiseman Dairies P.L.C.	33,638	267,938
ROK P.L.C.	63,943	44,736
*Rolls-Royce Group P.L.C.	674,983	5,143,016
Rotork P.L.C.	15,060	303,363
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	302,157	3,085,023
Royal Dutch Shell P.L.C. ADR	935,795	49,952,737
Royal Dutch Shell P.L.C. Series B	109,362	2,909,162
RPC Group P.L.C.	117,028	449,561
RPS Group P.L.C.	107,367	341,999
RSA Insurance Group P.L.C.	3,250,708	6,646,912
S&U P.L.C.	2,614	18,572
SABmiller P.L.C.	376,453	10,237,371
Sage Group P.L.C.	1,016,278	3,822,696
Sainsbury (J.) P.L.C.	619,091	3,184,060
*Salamander Energy P.L.C.	124,026	523,434
Savills P.L.C.	133,784	675,477
Schroders P.L.C.	104,402	2,063,216
Schroders P.L.C. Non-Voting	47,239	747,560
Scott Wilson Group P.L.C.	99,619	156,699
Scottish & Southern Energy P.L.C.	99,391	1,852,392
*SDL P.L.C.	123,603	939,852
Senior P.L.C.	264,314	353,228
Serco Group P.L.C.	91,948	730,878
Severfield-Rowen P.L.C.	116,278	402,073
Severn Trent P.L.C.	79,142	1,417,745
Shanks Group P.L.C.	410,243	830,528
Shire P.L.C.	2,251	44,581
Shire P.L.C. ADR	19,600	1,168,160
Shore Capital Group P.L.C.	90,186	51,133
*SIG P.L.C.	226,769	412,516
*SkyePharma P.L.C. Sponsored ADR	80	98
Smith & Nephew P.L.C.	7,085	71,275
#Smith & Nephew P.L.C. Sponsored ADR	33,300	1,662,336
Smiths Group P.L.C.	81,036	1,286,232
Smiths News P.L.C.	123,090	232,463
*Soco International P.L.C.	44,185	1,014,121
*Southern Cross Healthcare, Ltd. P.L.C.	31,784	77,136
Spectris P.L.C.	103,458	1,256,853
Speedy Hire P.L.C.	33,092	15,279
Spirax-Sarco Engineering P.L.C.	34,758	693,791
Spirent Communications P.L.C.	2,392,683	4,199,254
Spirent Communications P.L.C. Sponsored ADR	25,100	177,613
*Sportech P.L.C. (B28ZPV6)	87,812	76,241
*Sportech P.L.C. (B3LHK44)	17,562	1,123
*Sports Direct International P.L.C.	87,285	133,176
SSL International P.L.C.	84,159	1,042,868
St. Ives Group P.L.C.	57,893	53,263
St. James’s Place P.L.C.	163,426	652,100
*St. Modwen Properties P.L.C.	93,532	280,623
Stagecoach Group P.L.C.	279,998	783,541
Standard Chartered P.L.C.	782,927	18,033,620
Standard Life P.L.C.	2,168,367	6,747,540

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Sthree P.L.C.	42,650	$207,025
*STV Group P.L.C.	56,141	43,928
T. Clarke P.L.C.	26,802	58,890
Tate & Lyle P.L.C.	365,302	2,303,275
*Taylor Wimpey P.L.C.	2,818,870	1,731,523
Ted Baker P.L.C.	12,672	99,817
*Telecity Group P.L.C.	26,686	166,536
Telecom Plus P.L.C.	23,457	112,137
Tesco P.L.C.	1,303,128	8,798,573
Thomas Cook Group P.L.C.	421,288	1,521,140
Thorntons P.L.C.	37,958	60,527
Tomkins P.L.C.	14,460	43,268
Tomkins P.L.C. Sponsored ADR	300,034	3,579,406
*Topps Tiles P.L.C.	36,015	45,016
*Trafficmaster P.L.C.	25,933	13,405
*Travis Perkins P.L.C.	171,206	1,999,483
Tribal Group P.L.C.	44,362	57,720
*Trifast P.L.C.	29,862	11,253
*Trinity Mirror P.L.C.	340,299	819,122
*TT electronics P.L.C.	91,137	127,049
TUI Travel P.L.C.	193,627	798,707
Tullett Prebon P.L.C.	47,683	232,606
Tullow Oil P.L.C.	77,475	1,421,615
*UK Coal P.L.C.	116,239	113,451
UK Mail Group P.L.C.	12,676	63,634
Ultra Electronics Holdings P.L.C.	13,344	269,913
Umeco P.L.C.	61,337	321,122
Unilever P.L.C.	17,957	546,052
#Unilever P.L.C. Sponsored ADR	120,000	3,662,400
*Uniq P.L.C.	17,006	7,133
United Business Media P.L.C.	164,105	1,114,132
United Utilities Group P.L.C.	180,199	1,536,892
United Utilities Group P.L.C. ADR	10,818	184,880
UTV Media P.L.C.	119,515	190,441
*Vectura Group P.L.C.	215,046	236,983
#Vedanta Resources P.L.C.	81,742	3,135,358
*Vernalis P.L.C.	2,914	3,929
Victrex P.L.C.	40,288	522,009
Vislink P.L.C.	25,526	10,470
Vitec Group P.L.C. (The)	21,322	139,788
Vodafone Group P.L.C.	806,505	1,723,015
Vodafone Group P.L.C. Sponsored ADR	1,571,531	33,725,055
*Volex Group P.L.C.	13,778	21,580
Vp P.L.C.	11,576	29,483
VT Group P.L.C.	79,174	675,886
*Wagon P.L.C.	17,912	553
Weir Group P.L.C. (The)	136,924	1,685,002
Wellstream Holdings P.L.C.	22,459	177,700
WH Smith P.LC.	76,911	611,493
Whitbread P.L.C.	165,657	3,704,393
William Hill P.L.C.	269,658	855,287
William Morrison Supermarkets P.L.C.	1,099,006	5,056,231
Wilmington Group P.L.C.	141,363	283,672
Wincanton P.L.C.	49,175	175,002
*Wolfson Microelectronics P.L.C.	178,762	355,347
*Wolseley P.L.C.	260,576	5,732,872
#Wolseley P.L.C. ADR	62,362	136,573
WPP P.L.C.	18,201	167,949
WPP P.L.C. Sponsored ADR	49,747	2,293,337
WSP Group P.L.C.	82,843	352,789
Xaar P.L.C.	21,799	30,378

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Xchanging P.L.C.	114,591	$347,538
XP Power, Ltd.	1,410	9,641
*Xstrata P.L.C.	782,713	12,700,510
*Yell Group P.L.C.	1,085,556	628,789
*Yule Catto & Co. P.L.C.	27,063	75,345

TOTAL UNITED KINGDOM		738,819,432

TOTAL COMMON STOCKS		3,804,581,192

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
*Village Roadshow, Ltd. Series A	59,646	110,994

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	112,670	1,096
*UXC, Ltd. Options 03/31/10	12,037	2,662

TOTAL AUSTRALIA		3,758

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	18,136	50

CANADA — (0.0%)
*Parex Resources, Inc. Warrants 12/06/09	520	438

FRANCE — (0.0%)
*Atari SA Rights 01/08/10	26	14
*Avanquest Software SA Rights 02/01/10 (B3MN6S7)	1,259	23
*Avanquest Software SA Rights 02/01/10 (B3N3K28)	1,259	4

TOTAL FRANCE		41

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	514,000	11,917
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	13,200	—
*ITC Properties Group, Ltd. Warrants 06/02/10	332,000	428

TOTAL HONG KONG		12,345

IRELAND — (0.0%)
*Independent News & Media P.L.C. Rights 12/14/09 (B57TDP0)	182,107	11,362
*Independent News & Media P.L.C. Rights 12/14/09 (B58NSL2)	80,779	5,040

TOTAL IRELAND		16,402

JAPAN — (0.0%)
*Dowa Holdings Co., Ltd. Warrants 01/29/10	10,000	—

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 03/08/10	6,643	897

TOTAL RIGHTS/WARRANTS		33,931

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $22,970,000 FNMA 6.50%, 06/25/39, valued at $24,893,738) to be repurchased at $24,522,388	$24,522	24,522,000

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.1%)
§@DFA Short Term Investment Fund LP	732,448,213	$732,448,213
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $801,296) to be repurchased at $785,592	$786	785,584

TOTAL SECURITIES LENDING COLLATERAL		733,233,797

TOTAL INVESTMENTS — (100.0%) (Cost $4,949,644,060)##		$4,562,481,914

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,228,598	$243,664,446	—	$258,893,044
Austria	116,760	22,934,816	—	23,051,576
Belgium	5,090,992	40,976,518	—	46,067,510
Canada	359,860,699	1,871	—	359,862,570
Denmark	1,784,332	35,012,106	—	36,796,438
Finland	4,034,235	55,274,693	—	59,308,928
France	57,362,480	257,891,242	—	315,253,722
Germany	50,519,221	176,877,035	—	227,396,256
Greece	6,513,845	27,049,219	—	33,563,064
Hong Kong	503,813	78,896,976	—	79,400,789
Ireland	9,351,146	15,200,958	—	24,552,104
Italy	12,575,870	101,050,856	—	113,626,726
Japan	83,940,171	704,324,159	—	788,264,330
Netherlands	30,385,940	84,796,944	—	115,182,884
New Zealand	438,898	9,307,970	—	9,746,868
Norway	1,842,499	41,657,252	—	43,499,751
Portugal	286,671	17,826,877	—	18,113,548
Singapore	43,533	56,438,101	—	56,481,634
Spain	56,819,111	57,395,704	—	114,214,815
Sweden	6,651,484	87,350,999	—	94,002,483
Switzerland	58,548,370	189,934,350	—	248,482,720
United Kingdom	270,598,284	468,221,148	—	738,819,432
Preferred Stocks
Australia	—	110,994	—	110,994
Rights/Warrants
Australia	1,096	2,662	—	3,758
Belgium	50	—	—	50
Canada	438	—	—	438
France	41	—	—	41
Hong Kong	—	12,345	—	12,345
Ireland	16,402	—	—	16,402
Japan	—	—	—	—

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$897	—	$897
Temporary Cash Investments	—	24,522,000	—	24,522,000
Securities Lending Collateral	—	733,233,797	—	733,233,797

TOTAL	$1,032,514,979	$3,529,966,935	—	$4,562,481,914

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (92.4%)
AUSTRALIA — (4.9%)
Adelaide Brighton, Ltd.	35,023	$76,134
*Aditya Birla Minerals, Ltd.	7,401	6,800
AGL Energy, Ltd.	11,707	143,151
AJ Lucas Group, Ltd.	8,887	25,473
Alesco Corp., Ltd.	10,006	38,106
*Allied Gold, Ltd.	92,439	24,911
*Alumina, Ltd.	302,126	413,503
*Alumina, Ltd. Sponsored ADR	4,700	25,709
Amalgamated Holdings, Ltd.	1,740	8,595
Amcor, Ltd.	147,315	768,079
Amcor, Ltd. Sponsored ADR	500	10,305
AMP, Ltd.	36,870	202,882
Ansell, Ltd.	17,816	161,614
APA Group, Ltd.	43,514	122,559
#APN News & Media, Ltd.	45,153	91,238
*Aquila Resources, Ltd.	10,088	75,465
Aristocrat Leisure, Ltd.	24,758	86,433
*Arrow Energy, Ltd.	36,879	127,511
*Asciano Group, Ltd.	156,629	234,850
ASX, Ltd.	3,795	114,117
*Atlas Iron, Ltd.	52,309	89,043
Ausdrill, Ltd.	37,904	62,902
*Austar United Communications, Ltd.	32,793	36,901
Austereo Group, Ltd.	31,793	46,670
*Australasian Resources, Ltd.	31,503	12,249
Australia & New Zealand Banking Group, Ltd.	96,142	1,839,882
*Australian Agricultural Co., Ltd.	15,396	17,176
Australian Infrastructure Fund	74,553	119,525
*Australian Worldwide Exploration, Ltd.	82,410	189,726
Automotive Holdings Group, Ltd.	26,062	54,874
*Avoca Resources, Ltd.	40,966	58,754
*AWB, Ltd.	92,586	86,509
AXA Asia Pacific Holdings, Ltd.	33,047	190,621
*Babcock & Brown Infrastructure Group, Ltd.	4	13
Bank of Queensland, Ltd.	28,150	272,003
Beach Petroleum, Ltd.	116,888	85,776
Bendigo Bank, Ltd.	49,858	431,978
BHP Billiton, Ltd.	1,925	66,922
BHP Billiton, Ltd. Sponsored ADR	16,464	1,142,108
Billabong International, Ltd.	17,590	162,466
BlueScope Steel, Ltd.	232,098	534,863
*Boart Longyear Group, Ltd.	228,756	66,641
Boral, Ltd.	77,345	360,701
Bradken, Ltd.	20,617	108,994
Brambles, Ltd.	12,302	70,761
Brickworks, Ltd.	11,653	126,118
BT Investment Management, Ltd.	245	663
Cabcharge Australia, Ltd.	7,235	36,243
*Caltex Australia, Ltd.	21,595	170,669
Campbell Brothers, Ltd.	8,123	205,087
*Cape Lambert Iron Ore, Ltd.	88,627	40,221
Cardno, Ltd.	10,000	36,479
#*Centamin Egypt, Ltd.	53,553	91,133
Centennial Coal Co., Ltd.	37,446	120,227
Challenger Financial Services Group, Ltd.	74,729	267,617
Clough, Ltd.	65,000	48,302
*Coal of Africa, Ltd.	36,909	69,023
Coca-Cola Amatil, Ltd.	6,433	62,153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Cochlear, Ltd.	2,204	$121,329
Coffey International, Ltd.	25,368	48,551
Commonwealth Bank of Australia	50,642	2,374,465
Computershare, Ltd.	7,697	78,810
ConnectEast Group, Ltd.	273,657	100,777
Consolidated Media Holdings, Ltd.	45,127	119,788
Corporate Express Australia, Ltd.	14,442	50,734
Crane Group, Ltd.	11,713	91,015
Crown, Ltd.	36,305	247,924
*CSL, Ltd.	4,569	125,587
CSR, Ltd.	170,724	273,630
*Customers, Ltd.	30,668	77,751
David Jones, Ltd.	60,555	253,299
Downer EDI, Ltd.	46,693	341,185
DUET Group, Ltd.	89,556	142,643
*Eastern Star Gas, Ltd.	53,053	36,259
*Elders, Ltd.	57,533	72,599
Emeco Holdings, Ltd.	38,194	23,180
Energy Developments, Ltd.	17,743	42,905
*Energy World Corp., Ltd.	36,310	9,713
Envestra, Ltd.	132,946	58,028
#Fairfax Media, Ltd.	266,773	405,161
FKP Property Group, Ltd.	191,087	117,726
Fleetwood Corp., Ltd.	5,619	40,006
Flight Centre, Ltd.	9,755	170,551
*Fortescue Metals Group, Ltd.	22,863	91,540
Foster’s Group, Ltd.	45,543	214,777
*Geodynamics, Ltd.	37,639	26,534
*Gindalbie Metals, Ltd.	91,248	76,082
Goodman Fielder, Ltd.	198,620	273,325
Graincorp, Ltd. Series A	15,574	78,780
*Grange Resources, Ltd.	167,580	49,285
GUD Holdings, Ltd.	5,566	45,761
*Gujarat NRE Minerals, Ltd.	24,143	14,564
Gunns, Ltd.	80,351	62,277
GWA International, Ltd.	24,573	65,304
Harvey Norman Holdings, Ltd.	58,292	188,931
Hastie Group, Ltd.	26,379	42,824
Healthscope, Ltd.	34,715	143,283
Hills Industries, Ltd.	39,391	67,783
iiNet, Ltd.	5,007	8,707
*Iluka Resources, Ltd.	42,161	122,292
Imdex, Ltd.	46,977	27,082
Incitec Pivot, Ltd.	187,919	554,379
*Infigen Energy, Ltd.	53,503	62,747
Insurance Australia Group, Ltd.	125,024	418,756
Invocare, Ltd.	12,546	60,946
Ioof Holdings, Ltd.	38,169	193,650
Iress Market Technology, Ltd.	8,789	60,545
iSOFT Group, Ltd.	121,370	72,804
*James Hardie Industries NV	18,555	121,240
*James Hardie Industries NV Sponsored ADR	1,236	41,023
JB Hi-Fi, Ltd.	6,986	124,108
Jetset Travelworld, Ltd.	25,000	32,030
*Kagara, Ltd.	60,876	49,060
*Karoon Gas Australia, Ltd.	9,112	57,552
Kingsgate Consolidated, Ltd.	13,748	112,042
Leighton Holdings, Ltd.	3,797	127,591
Lend Lease Group	54,645	450,940
Lihir Gold, Ltd.	111,361	270,900
*Linc Energy, Ltd.	11,929	16,281

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Lynas Corp., Ltd.	69,980	$33,986
Macarthur Coal, Ltd.	21,416	177,634
MacMahon Holdings, Ltd.	33,273	16,775
Macquarie Group, Ltd.	23,248	1,023,128
MAP Group, Ltd.	28,742	70,304
*Melbourne IT, Ltd.	9,855	13,913
*MEO Australia, Ltd.	93,576	35,130
Metcash, Ltd.	36,151	135,565
*Minara Resources, Ltd.	54,438	32,857
*Mineral Deposits, Ltd.	31,055	24,393
Mineral Resources, Ltd.	23,936	141,402
*Mirabela Nickel, Ltd.	7,663	13,689
Mitchell Communications Group, Ltd.	89,918	67,376
*Molopo Australia, Ltd.	34,531	35,087
Monadelphous Group, Ltd.	3,185	35,955
*Mount Gibson Iron, Ltd.	104,588	128,189
*Murchison Metals, Ltd.	12,393	23,992
National Australia Bank, Ltd.	65,156	1,513,946
Navitas, Ltd.	23,297	92,274
New Hope Corp., Ltd.	16,571	65,115
Newcrest Mining, Ltd.	13,697	380,023
*Nexus Energy, Ltd.	30,268	7,034
NIB Holdings, Ltd.	74,922	84,700
Nufarm, Ltd.	22,630	203,338
Oil Search, Ltd.	26,275	121,575
OneSteel, Ltd.	185,928	505,742
Orica, Ltd.	15,629	332,652
Origin Energy, Ltd.	31,716	447,643
*OZ Minerals, Ltd.	410,507	382,252
*Pacific Brands, Ltd.	105,332	101,769
*Paladin Energy, Ltd.	73,084	232,739
*Pan Pacific Petroleum NL	204,902	59,682
*PanAust, Ltd.	121,786	50,201
Panoramic Resources, Ltd.	28,452	45,826
*Paperlinx, Ltd.	118,324	64,893
Peet, Ltd.	8,000	14,588
Perpetual Trustees Australia, Ltd.	3,117	95,909
*Pharmaxis, Ltd.	32,250	75,304
Platinum Asset Mangement, Ltd.	5,135	24,877
*PMP, Ltd.	73,062	47,639
Premier Investments, Ltd.	9,781	69,321
*Primary Health Care, Ltd.	19,461	94,636
Programmed Maintenance Service, Ltd.	17,396	50,375
Qantas Airways, Ltd.	122,209	306,437
QBE Insurance Group, Ltd.	13,747	277,236
*Ramsay Health Care, Ltd.	9,989	101,025
Redflex Holdings, Ltd.	4,333	8,006
Reece Australia, Ltd.	119	2,577
*Resolute Mining, Ltd.	24,562	21,253
*RHG, Ltd.	36,860	17,666
Ridley Corp., Ltd.	41,028	40,220
Rio Tinto, Ltd.	18,907	1,130,487
*Riversdale Mining, Ltd.	11,358	74,260
*Roc Oil Co., Ltd.	26,512	15,571
SAI Global, Ltd.	16,627	57,015
Salmat, Ltd.	11,000	38,307
Santos, Ltd.	45,513	526,818
Sedgman, Ltd.	8,885	10,850
Seek, Ltd.	8,870	50,497
Seven Network, Ltd.	22,576	133,310
Sigma Pharmaceuticals, Ltd.	174,020	143,262

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Silex System, Ltd.	5,714	$29,630
Sims Metal Management, Ltd.	21,961	412,415
Sonic Healthcare, Ltd.	22,910	286,058
Southern Cross Media Group	25,172	40,881
SP Ausnet, Ltd.	66,015	52,163
SP Telemedia, Ltd.	80,192	120,001
Spark Infrastructure Group, Ltd.	79,728	93,175
*Sphere Investments, Ltd.	26,557	21,840
Spotless Group, Ltd.	45,294	107,669
*St. Barbara, Ltd.	347,185	76,177
Straits Resources, Ltd.	21,527	26,869
STW Communications Group, Ltd.	44,763	30,596
Suncorp-Metway, Ltd.	100,691	787,535
Sunland Group, Ltd.	19,187	12,743
Super Cheap Auto Group, Ltd.	10,731	45,316
TABCORP Holdings, Ltd.	75,260	467,011
Tassal Group, Ltd.	23,581	38,006
Tatts Group, Ltd.	150,414	305,471
Telstra Corp., Ltd.	38,937	114,866
Telstra Corp., Ltd. ADR	600	8,850
*Ten Network Holdings, Ltd.	41,020	55,284
TFS Corp., Ltd.	22,636	20,341
Thakral Holdings Group, Ltd.	48,013	15,081
Toll Holdings, Ltd.	53,864	406,919
*Tower Australia Group, Ltd.	51,749	112,982
Transfield Services, Ltd.	35,082	110,419
Transfield Services, Ltd. Infrastructure Fund	31,279	28,893
*Transpacific Industries Group, Ltd.	31,607	34,590
Transurban Group, Ltd.	11,430	52,713
*Troy Resources NL	16,220	30,856
*Trust Co., Ltd.	1,137	6,615
UGL, Ltd.	11,772	134,518
UXC, Ltd.	28,570	17,505
*Virgin Blue Holdings, Ltd.	312,963	159,703
Washington H. Soul Pattinson & Co., Ltd.	23,821	287,302
Watpac, Ltd.	29,954	37,091
WDS, Ltd.	33,762	47,646
Wesfarmers, Ltd.	42,943	1,041,748
West Australian Newspapers Holdings, Ltd.	5,334	34,387
*Western Areas NL	4,482	16,357
Westpac Banking Corp.	38,272	803,107
Whitehaven Coal, Ltd.	17,437	67,678
WHK Group, Ltd.	37,000	37,783
Wide Bay Australia, Ltd.	1,367	12,236
Woodside Petroleum, Ltd.	4,641	173,027
Woolworths, Ltd.	9,982	227,819
WorleyParsons, Ltd.	5,578	115,328

TOTAL AUSTRALIA		37,282,194

AUSTRIA — (0.4%)
Agrana Beteiligungs AG	553	52,873
Andritz AG	1,102	61,548
*A-TEC Industries AG	3,557	46,213
*BWIN Interactive Entertainment AG	2,292	139,209
#Erste Group Bank AG	16,520	623,634
EVN AG	3,117	54,572
Flughafen Wien AG	1,738	80,986
*Intercell AG	925	30,663
Lenzing AG	10	3,320
Mayr-Melnhof Karton AG	732	68,938
Oesterreichischen Elektrizitaetswirtschafts AG	554	23,065

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Oesterreichischen Post AG	3,093	$83,748
OMV AG	11,844	466,493
#Raiffeisen International Bank-Holding AG	5,142	254,416
*RHI AG	982	26,791
Schoeller-Bleckmann Oilfield Equipment AG	365	19,095
Strabag SE	4,207	114,066
Telekom Austria AG	9,625	132,769
Uniqa Versicherungen AG	628	10,133
Vienna Insurance Group AG	4,487	214,970
Voestalpine AG	16,373	573,249
*Wienerberger AG	12,924	241,700
*Zumtobel AG	2,513	53,762

TOTAL AUSTRIA		3,376,213

BELGIUM — (0.8%)
Ackermans & van Haaren NV	2,967	204,035
*Agfa-Gevaert NV	13,208	95,458
Anheuser-Busch InBev NV	5,871	292,975
*Arseus NV	4,228	50,335
Banque Nationale de Belgique SA	23	111,289
*Barco NV	1,766	72,363
Bekaert SA	1,274	185,418
Belgacom SA	3,831	139,426
Colruyt SA	474	115,442
Compagnie d’Entreprises CFE	1,322	63,770
Compagnie Maritime Belge SA	2,959	88,927
*Deceuninck NV	18,601	38,243
Delhaize Group SA	68	5,330
#Delhaize Group SA Sponsored ADR	13,449	1,044,718
*Dexia SA	7,096	43,872
*D’Ieteren SA	570	244,840
Econocom Group SA	2,034	27,270
#Elia System Operator SA NV	889	33,699
#Euronav SA	3,702	80,993
EVS Broadcast Equipment SA	602	38,763
Exmar NV	3,608	30,769
*KBC Groep NV	10,448	449,798
Mobistar SA	1,159	72,916
*Nyrstar NV	8,665	120,094
Omega Pharma SA	2,093	101,118
Recticel SA	6,887	55,265
*Roularta Media Group NV	486	10,358
Sipef NV	400	21,871
Solvay SA	8,168	809,519
*Telenet Group Holding NV	4,618	132,859
Tessenderlo Chemie NV	2,662	84,652
#UCB SA	14,043	627,791
Umicore SA	11,188	344,819

TOTAL BELGIUM		5,838,995

BRAZIL — (1.8%)
Acos Villares SA	208,500	77,427
AES Tiete SA (2440693)	3,400	31,024
AES Tiete SA (2441038)	7,800	78,538
All America Latina Logistica SA	45,300	362,881
American Banknote SA	3,300	33,350
*Anhanguera Educacional Participacoes SA	7,100	97,931
B2W Cia Global Do Varejo	5,500	110,875
*Banco ABC Brasil SA	7,400	47,501
*Banco Alfa de Investimento SA	14,300	62,207
Banco Bradesco SA	23,210	316,444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Banco Daycoval SA	7,600	$37,496
*Banco do Brasil SA	9,300	138,637
Banco do Estado do Rio Grande do Sul SA	8,450	58,724
*Banco Industrial e Comercial SA	10,100	63,868
*Banco Panamericano SA	15,000	86,976
*Banco Santander Brasil SA ADR	6,400	77,056
BM&F Bovespa SA	72,000	486,239
*BR Malls Participacoes SA	6,600	71,777
*Brasil Brokers Participacoes SA	5,000	21,008
*Brasil Telecom SA ADR	144	1,497
BRF - Brasil Foods SA	4,708	112,770
BRF - Brasil Foods SA ADR	5,857	281,663
*Brookfield Incorporacoes SA	12,700	55,651
*Camargo Correa Desenvolvimento Imobiliario SA	12,400	37,101
Centrais Eletricas Brasilerias SA (2308445)	4,000	73,634
Centrais Eletricas Brasilerias SA (2311120)	3,500	74,345
Cia de Gas de Sao Paulo	1,400	26,366
Cia de Saneamento de Minas Gerais-Copasa	12,600	170,451
Cia Energetica de Minas Gerais	1,250	15,915
Cia Energetica de Sao Paulo	12,900	160,754
*Cia Vale do Rio Doce	52,700	1,359,133
Companhia de Concessoes Radoviarias	5,300	113,085
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	146,415
Companhia Siderurgica Nacional SA Sponsored ADR	3,900	113,568
*Cosan SA Industria e Comercio	20,700	233,904
CPFL Energia SA	4,200	80,836
Cremer SA	10,900	90,207
Cyrela Brazil Realty SA	35,300	405,248
Diagnosticos Da America SA	5,000	153,369
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6,200	118,080
Empresa Brasileira de Aeronautica SA ADR	20,543	436,128
*Energias do Brazil SA	4,200	78,764
Eternit SA	24,972	110,619
*Even Construtora e Incorporadora SA	12,300	49,265
*EZ Tec Empreendimentos e Participacoes SA	13,000	56,207
Ferbasa-Ferro Ligas da Bahia SA	11,500	70,952
*Fertilizantes Fosfatados SA	7,100	70,397
*Fibria Celulose SA	10,683	193,768
*Fibria Celulose SA Sponsored ADR	20,386	372,662
*Gafisa SA	5,100	65,935
#*Gafisa SA ADR	5,700	146,490
Gerdau SA	11,400	117,931
Grendene SA	9,000	41,825
*IdeiasNet SA	15,400	40,114
Iguatemi Empresa de Shopping Centers SA	3,000	45,342
Itau Unibanco Holding SA ADR	18,232	349,335
*JBS SA	64,200	318,105
JHSF Participacoes SA	7,900	14,459
Light SA	7,300	96,546
*LLX Logistica SA	2,122	9,389
Lojas Americanas SA	25,300	154,619
Lojas Renner SA	8,000	152,700
*Lupatech SA	1,100	16,981
*M Dias Branco SA	2,800	71,968
*Medial Saude SA	3,600	30,557
*MMX Mineracao e Metalicos SA	9,600	65,188
*MRV Engenharia e Participacoes SA	16,800	108,286
*Multiplan Empreendimentos Imobiliarios SA	3,200	50,928
Natura Cosmeticos SA	6,100	109,832
*Obrascon Huarte Lain Brasil SA	1,000	18,833
OdontoPrev SA	6,300	193,813

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*OGX Petroleo e Gas Participacoes SA	10,000	$89,125
*Paranapanema SA	10,000	35,332
*PDG Realty SA Empreendimentos e Participacoes	18,800	149,702
*Petroleo Brasileiro SA ADR (71654V101)	27,706	999,632
Petroleo Brasileiro SA ADR (71654V408)	16,006	649,363
Porto Seguro SA	21,100	212,231
*Positivo Informatica SA	7,200	77,042
*Rodobens Negocios Imobiliarios SA	4,000	35,841
*Rossi Residencial SA	13,200	91,735
*Sao Carlos Empreendimentos e Participacoes SA	5,000	42,838
Sao Martinho SA	3,200	30,557
Souza Cruz SA	1,500	48,151
*Sul America SA	3,600	93,581
*Tam SA	10,900	199,323
Tele Norte Leste Participacoes SA	2,700	57,137
Telecomunicacoes de Sao Paulo SA	2,100	41,109
*Tim Participacoes SA	12,200	45,305
Totvs SA	3,500	215,199
Tractebel Energia SA	2,700	28,977
*Universo Online SA	12,900	62,960
Usinas Siderurgicas de Minas Gerais SA	8,100	213,307
Vivo Participacoes SA	1,015	28,264
Vivo Participacoes SA ADR	6,271	175,525
Weg Industrias SA	11,900	113,950

TOTAL BRAZIL		13,478,075

CANADA — (6.6%)
Aastra Technologies, Ltd.	1,700	44,581
*Absolute Software Corp.	500	2,852
*Advantage Oil & Gas, Ltd.	15,700	99,846
Aecon Group, Inc.	2,400	30,481
AGF Management, Ltd. Class B	8,978	134,932
*Agnico Eagle Mines, Ltd.	4,700	237,582
Agrium, Inc.	9,895	556,545
*Alamos Gold, Inc.	9,100	97,021
Alimentation Couche-Taro, Inc. Class B	18,385	346,293
*Altius Minerals Corp.	2,300	16,563
*Anvil Mining, Ltd.	16,300	49,392
Astral Media, Inc. Class A	6,200	196,626
*Atrium Innovations, Inc.	2,000	30,021
*ATS Automation Tooling System, Inc.	7,200	49,089
*Baffinland Iron Mines Corp.	9,400	4,835
*Ballard Power Systems, Inc.	23,900	52,751
Bank of Montreal	17,757	863,562
Bank of Nova Scotia	28,000	1,173,944
*Bankers Petroleum, Ltd.	13,800	77,050
Barrick Gold Corp.	22,950	796,730
BCE, Inc.	17,800	457,298
Biovail Corp.	19,800	288,875
*Birchcliff Energy, Ltd.	11,600	98,723
*Blackpearl Resources, Inc.	30,300	69,711
Bombardier, Inc. Class B	54,332	256,098
*Boralex, Inc. Class A	1,300	11,696
*Breakwater Resources, Ltd.	29,050	10,867
Brookfield Asset Management, Inc. Series A	200	4,031
CAE, Inc.	26,952	215,011
Calfrac Well Services, Ltd.	4,400	93,946
*Calvalley Petroleum, Inc.	10,000	21,791
Cameco Corp.	3,400	91,896
Canaccord Capital, Inc.	4,900	44,910
Canada Bread Co., Ltd.	1,400	70,717

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canadian Imperial Bank of Commerce	18,917	$1,130,509
Canadian National Railway Co.	4,800	239,360
Canadian National Resources, Ltd.	15,360	980,426
Canadian Pacific Railway, Ltd.	11,572	546,322
Canadian Tire Corp. Class A	8,800	440,144
Canadian Utilities, Ltd. Class A	7,440	301,009
Canadian Western Bank	6,500	124,985
Canam Group, Inc. Class A	3,600	24,578
*Canfor Corp.	11,404	77,858
*Cangene Corp.	1,800	9,057
*Capstone Mining Corp.	17,800	43,283
*Cardiome Pharma Corp.	100	511
Cascades, Inc.	9,800	73,047
*Catalyst Paper Corp.	31,100	7,853
CCL Industries, Inc. Class B	3,124	73,363
*Celestica, Inc.	29,300	286,081
*Celtic Exploration, Ltd.	5,900	110,523
Cenovus Energy, Inc.	20,055	463,464
*CGI Group, Inc.	34,960	460,684
CI Financial Corp.	4,800	97,998
Cogeco Cable, Inc.	2,800	104,118
*COM DEV International, Ltd.	13,300	43,162
*Compton Petroleum Corp.	6,700	5,953
*Connacher Oil & Gas, Ltd.	15,200	17,059
*Consolidated Thompson Iron Mines, Ltd.	13,940	93,737
*Copper Mountain Mining Corp.	10,140	21,432
Corby Distilleries, Ltd.	1,100	15,915
*Corridor Resources, Inc.	9,600	39,055
Corus Entertainment, Inc. Class B	6,900	120,028
*Cott Corp.	6,600	53,516
*Crew Energy, Inc.	10,600	131,056
#*Denison Mines Corp.	32,600	43,294
*Descartes Systems Group, Ltd. (The)	2,200	13,004
Dorel Industries, Inc. Class B	4,000	114,173
*Dundee Precious Metals, Inc.	100	313
DundeeWealth, Inc.	4,600	61,348
*Eastern Platinum, Ltd.	11,900	13,133
*Eldorado Gold Corp. (2307873)	16,600	197,166
*Eldorado Gold Corp. (B4ZH478)	12,428	149,194
Emera, Inc.	1,822	39,413
Empire Co., Ltd. Class A	3,500	156,727
Enbridge, Inc.	4,628	200,875
EnCana Corp.	20,055	613,326
Ensign Energy Services, Inc.	15,700	220,542
*Equinox Minerals, Ltd.	106,675	346,189
Equitable Group, Inc.	3,000	57,910
*Euro Goldfields, Ltd.	6,000	30,470
Evertz Technologies, Ltd.	200	2,858
*Fairborne Energy, Ltd.	9,500	43,535
Fairfax Financial Holdings, Inc.	2,630	892,392
Finning International, Inc.	14,856	241,058
*First Majestic Silver Corp.	4,900	15,306
First Quantum Minerals, Ltd.	8,500	616,484
*First Uranium Corp.	7,500	13,467
*FirstService Corp.	2,200	42,364
*Flint Energy Services, Ltd.	3,700	39,725
*FNX Mining Co., Inc.	4,400	49,627
Fortis, Inc.	6,300	163,208
Forzani Group, Ltd. Class A	2,800	38,992
Franco-Nevada Corp.	11,500	290,821
*Fronteer Development Group, Inc.	19,300	76,893

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Galleon Energy, Inc. Class A	9,608	$48,343
*Gammon Gold, Inc.	6,700	57,773
Gennum Corp.	6,300	27,103
George Weston, Ltd.	3,700	238,419
Gerdau Ameristeel Corp.	21,152	158,455
*Gildan Activewear, Inc.	11,000	235,894
*Glacier Media, Inc.	1,400	2,619
Goldcorp, Inc.	30,117	1,020,753
*Golden Star Resources, Ltd.	45,300	124,133
*Grande Cache Coal Corp.	1,000	4,882
*Great Basin Gold, Ltd.	19,785	32,011
*Great Canadian Gaming Corp.	4,100	29,065
Great-West Lifeco, Inc.	14,700	355,935
Groupe Aeroplan, Inc.	23,180	240,851
*Hanfeng Evergreen, Inc.	6,300	42,187
Harry Winston Diamond Corp.	8,400	77,224
*Heroux-Devtek, Inc.	200	982
Home Capital Group, Inc.	3,200	117,017
*HudBay Minerals, Inc.	16,900	191,088
Husky Energy, Inc.	900	22,390
IAMGOLD Corp.	41,600	548,182
IGM Financial, Inc.	3,400	132,661
*Imax Corp.	5,500	70,573
Imperial Oil, Ltd.	2,200	79,091
Indigo Books & Music, Inc.	1,800	27,255
Industrial Alliance Insurance & Financial Services, Inc.	11,136	333,898
Inmet Mining Corp.	6,100	308,922
Intact Financial Corp.	10,900	384,928
*International Forest Products, Ltd. Series A	700	2,894
International Royalty Corp.	5,057	33,910
*Intertape Polymer Group, Inc.	6,870	22,616
*Iteration Energy, Ltd.	35,800	40,512
*Ivanhoe Energy, Inc.	12,000	35,352
*Ivanhoe Mines, Ltd.	5,000	70,049
Jean Coutu Group (PJC), Inc. Class A (The)	14,900	134,333
Kingsway Financial Services, Inc.	5,000	7,856
Kinross Gold Corp.	17,200	278,449
*Lake Shore Gold Corp.	10,400	30,638
Laurentian Bank of Canada	3,200	113,814
Leon’s Furniture, Ltd.	4,310	42,324
Linamar Corp.	3,700	46,923
Loblaw Cos., Ltd.	7,800	255,976
*Lundin Mining Corp.	48,450	189,858
*MacDonald Dettweiler & Associates, Ltd.	4,300	156,638
Magna International, Inc. Class A	18,036	992,170
Major Drilling Group International, Inc.	2,000	48,296
Manitoba Telecom Services, Inc.	2,700	85,476
Manulife Financial Corp.	56,154	1,026,186
Maple Leaf Foods, Inc.	11,100	115,749
*Martinrea International, Inc.	6,100	47,066
*MDS, Inc.	15,200	112,445
*Mega Uranium, Ltd.	22,900	13,493
Methanex Corp.	12,600	281,637
Metro, Inc. Class A	8,679	317,127
*Migao Corp.	12,900	85,176
Mullen Group, Ltd.	8,200	122,703
National Bank of Canada	18,272	965,678
*Nautilus Minerals, Inc.	20,800	41,046
*Neo Material Technologies, Inc.	28,900	114,870
*New Gold, Inc.	29,280	117,476
*Newalta Corp.	3,900	34,030

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Nexen, Inc.	24,903	$545,223
Niko Resources, Ltd.	1,900	175,456
*Norbord, Inc.	890	13,784
*Northgate Minerals Corp.	52,500	132,570
*Nuvista Energy, Ltd.	10,700	125,688
Onex Corp.	13,600	314,164
*Open Text Corp.	2,900	114,264
*OPTI Canada, Inc.	22,900	41,335
*Pacific Rubiales Energy Corp.	23,200	309,840
*Paladin Labs, Inc.	300	5,373
#*Pan Amer Silver Corp.	8,700	183,642
*Paramount Resources, Ltd. Class A	3,700	52,771
*Parkbridge Lifestyles Communities, Inc.	800	3,778
Pason Systems, Inc.	2,400	25,812
PetroBakken Energy, Ltd.	7,082	196,395
#*Petrobank Energy & Resources, Ltd.	4,000	197,634
Potash Corp. of Saskatchewan, Inc.	1,700	168,402
*Potash One, Inc.	8,880	24,499
Progress Energy Resources Corp.	14,022	181,102
*QLT, Inc.	15,600	71,489
*Quadra Mining, Ltd.	10,730	143,602
Quebecor, Inc. Class B	5,300	142,110
*Questerre Energy Corp.	32,700	94,193
*Red Back Mining, Inc.	15,200	228,444
Reitmans Canada, Ltd.	6,900	104,153
*Research In Motion, Ltd.	4,500	283,951
Richelieu Hardware, Ltd.	600	12,962
Ritchie Brothers Auctioneers, Inc.	2,700	56,765
Rogers Communications, Inc. Class B	3,000	93,598
*RONA, Inc.	17,700	258,403
Royal Bank of Canada	39,374	1,925,156
Russel Metals, Inc.	7,100	114,875
Samuel Manu-Tech, Inc.	500	2,151
*Sandvine Corp.	27,400	33,313
Saputo, Inc.	4,200	112,144
Savanna Energy Services Corp.	3,200	20,351
*SEMAFO, Inc.	23,000	97,657
Shaw Communictions, Inc. Class B	7,500	139,584
ShawCor, Ltd.	6,200	163,864
Sherritt International Corp.	40,900	234,862
Shoppers Drug Mart Corp.	2,800	111,424
*Shore Gold, Inc.	1,800	1,481
*Sierra Wireless, Inc.	4,100	45,247
*Silver Standard Resources, Inc.	5,700	98,994
*Silver Wheaton Corp.	23,900	329,694
Silvercorp Metals, Inc.	29,600	156,409
*Sino-Forest Corp.	22,900	397,711
SNC-Lavalin Group, Inc.	3,784	173,301
*Sprott Resource Corp.	7,209	29,530
*Stantec, Inc.	3,000	75,530
*Stornoway Diamond Corp.	40,500	20,075
Student Transportation, Inc.	8,074	35,188
Sun Life Financial, Inc.	38,138	1,113,911
Suncor Energy, Inc.	70,464	2,224,797
*SunOpta, Inc.	4,800	13,916
Superior Plus Corp.	4,600	57,820
*SXC Health Solutions Corp.	5,400	253,574
Talisman Energy, Inc.	73,400	1,214,352
*Taseko Mines, Ltd.	5,400	22,979
*Teck Resources, Ltd. Class B	51,800	1,696,065
Telus Corp.	300	9,295

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Thompson Creek Metals Co., Inc.	21,100	$245,484
Thomson Reuters Corp.	24,281	810,918
Tim Hortons, Inc.	5,075	146,044
#*Timminco, Ltd.	5,700	6,237
TMX Group, Inc.	2,120	60,016
Toromont Industries, Ltd.	3,900	99,319
Toronto Dominion Bank	37,400	2,203,601
Torstar Corp. Class B	7,000	42,488
TransAlta Corp.	19,270	401,169
TransCanada Corp.	24,026	767,798
Transcontinental, Inc. Class A	6,300	73,591
TransForce, Inc.	5,900	44,860
*Transglobe Energy Corp.	8,100	28,787
Trican Well Service, Ltd.	11,000	142,174
Trinidad Drilling, Ltd.	11,800	77,250
*UEX Corp.	18,400	18,413
Uni-Select, Inc.	1,200	32,905
*Uranium One, Inc.	59,920	185,490
*UTS Energy Corp.	31,150	70,792
*Vero Energy, Inc.	3,900	25,131
*Viterra, Inc.	40,571	361,601
*West Energy, Ltd.	20,900	82,877
West Fraser Timber Co., Ltd.	4,500	137,788
*Western Coal Corp.	6,885	21,764
*Westport Innovations, Inc.	7,700	95,849
Winpak, Ltd.	6,000	46,968
*Xtreme Coil Drilling Corp	500	2,642
Yamana Gold, Inc.	47,215	475,572

TOTAL CANADA		50,345,739

CHILE — (0.4%)
AES Gener SA	94,076	44,013
Aguas Andinas SA Series A	284,336	121,530
Banco de Chile Series F ADR	3,097	171,107
*Banco de Credito e Inversiones SA Series A	5,442	202,470
Banco Santander Chile SA	1,227,899	76,096
Banco Santander Chile SA ADR	524	32,399
CAP SA	8,340	268,102
Centros Comerciales Sudamericanos SA	65,189	230,419
Colbun SA	415,803	111,071
Compania Cervecerias Unidas SA ADR	1,400	53,970
Compania General de Electricidad SA	17,073	107,826
*Compania SudAmericana de Vapores SA	50,822	39,176
*CorpBanca SA	6,329,164	52,097
*CorpBanca SA ADR	912	37,392
*Cristalerias de Chile SA	2,000	22,897
Embotelladora Andina SA Series B	17,884	59,047
Embotelladora Andina SA Series B ADR	315	6,262
Empresa Nacional de Electricidad SA Sponsored ADR	1,500	76,425
Empresa Nacional de Telecomunicaciones SA	10,357	149,270
*Empresas CMPC SA	7,642	333,909
Empresas Copec SA	18,042	289,636
*Empresas La Polar SA	17,153	96,228
Enersis SA Sponsored ADR	8,920	204,803
Inversiones Aguas Metropolitanas SA	45,796	55,873
Lan Airlines SA Sponsored ADR	5,500	90,585
*Madeco SA	620,000	37,737
*Masisa SA	257,163	35,574
*Ripley Corp. SA	56,072	46,753
S.A.C.I. Falabella SA	8,570	48,532
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	14,552

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Socovesa SA	110,770	$40,157
Vina Concha Y Toro SA Sponsored ADR	600	27,690

TOTAL CHILE		3,183,598

CHINA — (5.1%)
*Agile Property Holdings, Ltd.	268,000	333,721
*Air China, Ltd.	344,000	285,217
#Ajisen China Holdings, Ltd.	69,000	62,880
*Aluminum Corp. of China, Ltd. ADR	13,900	344,859
*AMVIG Holdings, Ltd.	100,000	41,020
#*Angang Steel Co., Ltd.	124,000	213,778
Anhui Conch Cement Co., Ltd.	40,000	219,451
Anhui Expressway Co., Ltd.	110,000	76,131
Anta Sports Products, Ltd.	41,000	53,830
*Anton Oilfield Services Group	338,000	34,263
*Asia Cement China Holdings Corp.	73,000	35,056
#*AviChina Industry and Technology Co., Ltd.	296,000	132,459
*Bank of China, Ltd.	3,518,000	1,687,341
*Bank of Communications Co., Ltd.	263,000	264,074
*Baoye Group Co., Ltd.	53,040	33,746
*Beijing Capital International Airport Co., Ltd.	386,000	216,114
*Beijing Capital Land, Ltd.	124,000	42,894
*Beijing Enterprises Holdings, Ltd.	103,000	715,010
#*Beijing North Star Co., Ltd.	102,000	31,969
Belle International Holdings, Ltd.	230,000	259,842
Bosideng International Holdings, Ltd.	398,000	79,273
#*Brilliance China Automotive Holdings, Ltd.	766,000	199,723
#*BYD Co., Ltd.	30,000	217,604
*BYD Electronic International Co., Ltd.	90,000	74,972
Chaoda Modern Agriculture (Holdings), Ltd.	509,200	498,292
Chevalier International Holdings, Ltd.	32,000	26,216
*China Agri-Industries Holdings, Ltd.	261,000	356,250
*China Aoyuan Property Group, Ltd.	301,000	47,002
China Automation Group, Ltd.	72,000	48,824
*China BlueChemical, Ltd.	294,000	191,112
*China Citic Bank	790,000	524,946
*China Coal Energy Co.	288,000	435,810
*China Communications Construction Co., Ltd.	332,000	306,419
*China Communications Services Corp., Ltd.	374,000	189,510
*China Construction Bank Corp.	2,707,000	2,067,983
*China COSCO Holdings Co., Ltd.	153,000	180,783
China Dongxiang Group Co.	307,000	198,732
China Everbright International, Ltd.	194,000	91,526
*China Everbright, Ltd.	138,000	323,779
*China Foods, Ltd.	158,000	133,850
#China Gas Holdings, Ltd.	236,000	125,107
*China Grand Forestry Green Resources Group, Ltd.	444,000	15,310
*China Green (Holdings), Ltd.	84,000	99,403
China High Speed Transmission Equipment Group Co., Ltd.	73,000	144,890
*China Huiyuan Juice Group, Ltd.	55,500	35,849
China Life Insurance Co., Ltd. ADR	3,400	224,536
*China Mengniu Dairy Co., Ltd.	109,000	334,264
#China Merchants Bank Co., Ltd.	75,400	172,995
*China Merchants Holdings (International) Co., Ltd.	220,753	736,315
*China Metal International Holdings, Ltd.	190,000	53,370
*China Mobile, Ltd.	8,000	75,209
China Mobile, Ltd. Sponsored ADR	20,261	951,254
*China Molybdenum Co., Ltd.	189,000	146,397
China National Building Material Co., Ltd.	198,000	326,672
*China National Materials Co., Ltd.	173,000	104,655
*China Nickel Resources Holding Co., Ltd.	194,000	34,731

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Oilfield Services, Ltd.	98,000	$115,816
China Overseas Land & Investment, Ltd.	168,480	300,079
*China Petroleum and Chemical Corp. (Sinopec) ADR	6,800	528,292
*China Pharmaceutical Group, Ltd.	124,000	63,111
*China Power International Development, Ltd.	195,000	48,046
*China Power New Energy Development Co., Ltd.	280,000	18,223
*China Railway Construction Corp., Ltd.	132,000	165,678
*China Railway Group, Ltd.	65,000	46,524
*China Rare Earth Holdings, Ltd.	158,000	35,427
*China Resources Enterprise, Ltd.	200,000	659,286
*China Resources Land, Ltd.	230,000	413,843
China Resources Power Holdings Co., Ltd.	122,000	234,645
China Shenhua Energy Co., Ltd.	32,500	136,870
China Shineway Pharmaceutical Group, Ltd.	25,000	43,777
#*China Shipping Container Lines Co., Ltd.	606,000	227,109
*China Shipping Development Co., Ltd.	261,752	407,887
*China Southern Airlines Co., Ltd. ADR	2,850	46,312
China State Construction International Holdings, Ltd.	112,000	38,650
*China Taiping Insurance Holdings Co., Ltd.	50,000	156,892
China Telecom Corp., Ltd. ADR	3,400	139,502
*China Travel International Investment Hong Kong, Ltd.	332,108	82,284
*China Unicom Hong Kong, Ltd. ADR	67,206	752,707
China Yurun Food Group, Ltd.	62,000	173,729
#*Chongqing Iron and Steel Co., Ltd.	196,000	61,959
*Chongqing Machinery & Electric Co., Ltd.	101,925	23,278
#*CIMC Enric Holdings, Ltd.	70,000	46,270
*CITIC Pacific, Ltd.	185,000	391,734
*CITIC Resources Holdings, Ltd.	486,000	120,166
CNOOC, Ltd. ADR	2,500	349,575
CNPC Hong Kong, Ltd.	310,000	385,051
Comba Telecom Systems Holdings, Ltd.	99,000	107,173
*COSCO International Holdings, Ltd.	78,000	36,363
*COSCO Pacific, Ltd.	208,000	302,613
*Coslight Technology International Group, Ltd.	40,000	53,894
*Country Garden Holdings Co.	837,000	278,514
*Dachan Food Asia, Ltd.	85,000	17,226
*Dalian Port (PDA) Co., Ltd.	40,000	15,999
#Datang International Power Generation Co., Ltd.	186,000	78,647
*Denway Motors, Ltd.	992,000	565,255
*Digital China Holdings, Ltd.	70,000	110,358
Dongfang Electric Co., Ltd.	21,200	104,492
*Dongfeng Motor Corp.	434,000	566,116
*Dongyue Group.	57,000	8,765
*First Tractor Co., Ltd.	64,000	42,390
*Fosun International, Ltd.	329,000	231,884
*Franshion Properties China, Ltd.	550,000	180,363
*FU JI Food & Catering Services	27,000	—
*Fufeng Group, Ltd.	60,000	37,619
*Fushan International Energy Group, Ltd.	142,000	121,863
*GCL Poly Energy Holdings, Ltd.	38,000	8,912
#Geely Automobile Holdings, Ltd.	300,000	131,811
*Global Bio-Chem Technology Group Co., Ltd.	240,000	67,007
Golden Eagle Retail Group, Ltd.	41,000	73,846
*GOME Electrical Appliances Holdings, Ltd.	598,060	210,118
*Great Wall Motor Co., Ltd.	107,000	145,220
*Greentown China Holdings, Ltd.	117,000	140,568
Guangdong Investment, Ltd.	248,000	126,202
*Guangshen Railway Co., Ltd. Sponsored ADR	5,900	119,121
*Guangzhou Investment Co., Ltd.	542,000	130,962
*Guangzhou Pharmaceutical Co., Ltd.	50,000	38,049
*Guangzhou R&F Properties Co., Ltd.	146,000	204,579

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Guangzhou Shipyard International Co., Ltd.	44,000	$69,853
#*Haier Electronics Group Co., Ltd.	345,000	165,835
*Hainan Meilan International Airport Co., Ltd.	27,000	31,209
*Haitian International Holdings, Ltd.	11,000	5,791
*Harbin Power Equipment Co., Ltd.	84,236	67,155
Harbour Centre Development, Ltd.	14,000	11,348
Hengan International Group Co., Ltd.	25,000	167,131
#Hengdeli Holdings, Ltd.	390,000	128,993
*Hidili Industry International Development, Ltd.	157,000	164,440
*HKC (Holdings), Ltd.	277,707	20,266
*Honghua Group, Ltd.	185,000	28,111
Hopewell Highway Infrastructure, Ltd.	58,300	36,833
*Hopson Development Holdings, Ltd.	106,000	131,246
Huabao International Holdings, Ltd.	50,000	51,070
#*Huadian Power International Corp.	92,000	23,778
Huaneng Power International, Inc. ADR	5,500	122,430
*Hunan Non-Ferrous Metal Corp., Ltd.	190,000	74,776
*Industrial & Commercial Bank of China, Ltd.	1,714,000	1,248,314
*Intime Department Store Group Co., Ltd.	95,000	81,142
Jiangsu Express Co., Ltd.	108,000	95,987
Jiangxi Copper Co., Ltd.	103,000	205,911
*Ju Teng International Holdings, Ltd.	136,000	117,358
*Kingboard Chemical Holdings, Ltd.	114,500	485,482
Kingdee International Software Group Co., Ltd.	388,000	94,989
#*Kingsoft Corp., Ltd.	33,000	25,153
*Kingway Brewery Holdings, Ltd.	208,000	40,093
*KWG Property Holding, Ltd.	145,900	88,174
Lenovo Group, Ltd.	510,000	349,315
#Li Ning Co., Ltd.	42,000	127,610
*Lianhua Supermarket Holdings Co., Ltd.	28,000	73,056
*Lingbao Gold Co., Ltd.	64,000	22,984
*Lonking Holdings, Ltd.	136,000	83,039
*Lung Kee (Bermuda) Holdings, Ltd.	40,000	19,761
#*Maanshan Iron & Steel Co., Ltd.	348,000	207,946
#Maoye International Holdings	174,000	41,807
#*Mingyuan Medicare Development Co., Ltd.	380,000	60,345
*Minmetals Resources, Ltd.	252,000	83,574
*Minth Group, Ltd.	108,000	136,275
*Nan Hai Corp., Ltd.	5,150,000	57,945
*NetDragon Websoft, Inc.	59,500	30,879
New World China Land, Ltd.	122,400	37,398
New World Department Store China, Ltd.	78,000	69,731
Nine Dragons Paper Holdings, Ltd.	197,000	275,339
Parkson Retail Group, Ltd.	63,500	109,966
*PetroChina Co., Ltd. ADR	8,400	936,516
#*PICC Property & Casualty Co., Ltd.	330,000	297,597
Ping An Insurance (Group) Co. of China, Ltd.	18,500	143,620
*Poly Hong Kong Investment, Ltd.	119,000	117,849
*PYI Corp., Ltd.	766,000	35,188
*Qingling Motors Co., Ltd.	150,000	34,742
*Qunxing Paper Holdings Co., Ltd.	52,816	20,556
*Semiconductor Manufacturing International Corp.	2,570,000	191,433
*Shandong Chenming Paper Holdings, Ltd.	16,500	10,734
Shanghai Electric Group Co., Ltd.	288,000	125,068
#*Shanghai Forte Land Co., Ltd.	234,000	62,793
*Shanghai Industrial Holdings, Ltd.	109,000	506,520
*Shanghai Jin Jiang International Hotels Group Co., Ltd.	156,000	47,104
Shenzhen Expressway Co., Ltd.	100,000	52,352
*Shenzhen International Holdings, Ltd.	1,422,500	105,868
*Shenzhen Investment, Ltd.	354,000	126,187
*Shenzhou International Group	13,000	16,303

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Shimao Property Holdings, Ltd.	306,000	$469,312
*Shougang Concord International Enterprises Co., Ltd.	564,000	115,184
*Shui On Land, Ltd.	548,130	259,601
Sichuan Expressway Co., Ltd.	204,000	110,291
#Sino Biopharmaceutical, Ltd.	583,999	169,582
*Sino Union Petroleum & Chemical International, Ltd.	390,000	43,924
*Sinofert Holdings, Ltd.	432,000	250,209
*Sinolink Worldwide Holdings, Ltd.	544,000	88,693
*Sino-Ocean Land Holdings, Ltd.	536,680	433,798
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	114,213
*Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	95,399
*Sinotrans, Ltd.	233,000	62,902
*Sinotruk Hong Kong, Ltd.	198,000	230,505
*Soho China, Ltd.	298,000	145,512
*SRE Group, Ltd.	238,000	21,199
Tencent Holdings, Ltd.	30,800	570,598
*Tian An China Investments Co., Ltd.	36,000	22,462
*Tianjin Capital Environmental Protection Group Co., Ltd.	96,000	32,692
#Tianjin Development Holdings, Ltd.	110,000	67,338
*Tianjin Port Development Holdings, Ltd.	214,000	63,460
*Tianneng Power International, Ltd.	92,000	34,730
Tingyi (Cayman Islands) Holding Corp.	32,000	69,433
*Tomson Group, Ltd.	94,000	36,773
*TPV Technology, Ltd.	234,000	147,080
*Travelsky Technology, Ltd.	82,981	68,048
Tsingtao Brewery Co., Ltd.	24,000	118,837
*Uni-President China Holdings, Ltd.	86,000	52,048
*United Energy Group, Ltd.	698,000	51,019
*USI Holdings, Ltd.	140,000	39,743
*Vinda International Holdings, Ltd.	100,000	63,863
*Wasion Group Holdings, Ltd.	84,000	58,043
Weichai Power Co., Ltd.	12,800	92,751
*Weiqiao Textile Co., Ltd.	116,000	76,837
*Xiamen International Port Co., Ltd.	330,000	59,396
Xinao Gas Holdings, Ltd.	78,000	184,958
*Xingda International Holdings, Ltd.	98,000	45,286
#*Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	72,486
#*XTEP International Holdings, Ltd.	66,000	40,584
*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	22,400	435,008
*Zhaojin Mining Industry Co., Ltd.	25,000	44,672
Zhejiang Expressway Co., Ltd.	126,000	109,471
*Zhong An Real Estate, Ltd.	49,000	15,059
Zijin Mining Group Co., Ltd.	178,000	144,299
ZTE Corp.	20,280	118,309

TOTAL CHINA		39,271,744

CZECH REPUBLIC — (0.1%)
CEZ A.S.	2,290	110,715
*Komercni Banka A.S.	1,146	229,688
*Pegas Nonwovens SA	2,000	46,921
Phillip Morris CR A.S.	100	51,959
*Telefonica 02 Czech Republic A.S.	6,091	144,374
*Unipetrol A.S.	10,500	78,226

TOTAL CZECH REPUBLIC		661,883

DENMARK — (0.7%)
A.P. Moller - Maersk A.S.	44	343,375
*Aktieselskabet Roskilde Bank A.S.	787	51
Alk-Abello A.S.	554	42,362
*Alm. Brand A.S.	965	16,692
Auriga Industries A.S. Series B	2,100	41,942

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Bang & Olufsen Holdings A.S.	6,639	$81,768
#*Bavarian Nordic A.S.	1,600	50,751
*Bavarian Nordic A.S. I-10 Shares	800	25,550
Carlsberg A.S. Series B	7,151	533,346
Coloplast A.S.	382	41,430
D/S Norden A.S.	2,960	129,350
Danisco A.S.	5,835	406,531
*Danske Bank A.S.	21,606	513,216
*DFDS A.S.	210	15,229
#*DSV A.S.	16,611	294,731
East Asiatic Co., Ltd. A.S.	1,100	34,427
#FLSmidth & Co. A.S.	4,868	310,204
*Genmab A.S.	4,670	84,390
#*GN Store Nord A.S.	30,363	185,061
*Greentech Energy Systems A.S.	6,401	24,918
H. Lundbeck A.S.	2,500	46,671
*IC Companys A.S.	464	16,847
Jeudan A.S.	284	24,525
*Jyske Bank A.S.	7,622	282,137
*NeuroSearch A.S.	3,291	50,918
*NKT Holding A.S.	3,550	206,463
*Nordjyske Bank A.S.	2,430	51,417
*Norresundby Bank A.S.	518	17,084
Novo-Nordisk A.S. Sponsored ADR	3,172	213,888
Novozymes A.S. Series B	1,001	102,504
*Parken Sport & Entertainment A.S.	80	4,151
Per Aarsleff A.S. Series B	329	35,006
*Ringkjoebing Landbobank A.S.	603	70,973
Rockwool International A.S.	760	87,032
#*Royal Unibrew A.S.	400	10,168
Schouw & Co. A.S.	1,150	20,250
SimCorp A.S.	230	40,993
*Sjaelso Gruppen A.S.	2,150	4,112
Solar Holdings A.S. Series B	677	43,831
*Spar Nord Bank A.S.	4,504	51,309
*Sydbank A.S.	8,959	231,034
Thrane & Thrane A.S.	1,149	29,765
Tivoli A.S.	8	4,689
*TK Development A.S.	8,499	45,217
*Topdanmark A.S.	1,064	129,241
Torm A.S. ADR	1,400	15,386
Trygvesta A.S.	1,288	78,490
*Vestas Wind Systems A.S.	5,262	276,773
*Vestjysk Bank A.S.	568	9,498
*William Demant Holding A.S.	1,009	78,748

TOTAL DENMARK		5,454,444

FINLAND — (1.1%)
Ahlstrom Oyj	2,867	38,229
Alma Media Oyj	3,037	31,076
Amer Sports Oyj Series A	13,102	142,621
Aspo Oyj	2,372	22,341
Atria P.L.C.	2,101	32,823
#Cargotec Oyj Series B	5,752	163,175
Cramo Oyj	5,767	113,823
*Elektrobit Corp. Oyj	5,993	7,944
Elisa Oyj	8,247	179,831
*Finnair Oyj	6,467	34,251
*Finnlines Oyj	2,556	27,903
Fiskars Oyj Abp Series A	4,822	79,410
Fortum Oyj	11,955	303,378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
HKScan Oyj Series A	4,588	$57,072
Huhtamaki Oyj	9,316	124,887
KCI Konecranes Oyj	626	18,371
Kemira Oyj	7,481	116,288
Kesko Oyj	9,752	313,636
Kone Oyj Series B	4,035	162,515
Lassila & Tikanoja Oyj	2,267	49,351
Metso Corp. Oyj	12,903	433,043
Metso Corp. Oyj Sponsored ADR	200	6,652
*M-Real Oyj Series B	17,167	40,733
#Neste Oil Oyj	18,702	305,964
Nokia Oyj	1,780	24,425
Nokia Oyj Sponsored ADR	25,880	354,297
Nokian Renkaat Oyj	7,620	184,230
Olvi Oyj Series A	494	18,712
Oriola-KD Oyj Series B	7,702	48,034
Orion Oyj Series A	4,470	97,970
Orion Oyj Series B	5,607	122,653
Outokumpu Oyj Series A	16,062	289,891
Outotec Oyj	1,629	54,640
#Pohjola Bank P.L.C.	23,752	243,372
Poyry Oyj	1,008	15,878
Raisio P.L.C.	16,371	64,384
*Ramirent Oyj	4,151	41,396
Rautaruukki Oyj Series K	9,334	191,076
Ruukki Group Oyj	27,736	79,756
Sampo Oyj	30,602	739,228
Sanoma Oyj	10,565	233,871
Stockmann Oyj Abp Series A	937	30,742
#Stockmann Oyj Abp Series B	3,874	117,035
Stora Enso Oyj Series R	83,236	511,105
Stora Enso Oyj Sponsored ADR	1,800	10,908
Tieto Oyj	8,284	184,387
UPM-Kymmene Oyj	75,540	828,465
UPM-Kymmene Oyj Sponsored ADR	1,300	14,118
#Uponor Oyj Series A	4,035	76,590
Vaisala Oyj Series A	958	33,149
Wartsila Corp. Oyj Series B	8,066	379,644
Yit Oyj	14,981	332,132

TOTAL FINLAND		8,127,405

FRANCE — (5.7%)
Accor SA	3,516	177,383
Aeroports de Paris SA	1,723	134,260
*Air France-KLM SA	20,257	330,088
Air Liquide SA	2,230	236,522
#*Alcatel-Lucent SA	149,720	504,282
*Alcatel-Lucent SA Sponsored ADR	24,700	82,251
Alstom SA	4,025	268,750
*ALTEN SA	1,402	40,103
#*Altran Technologies SA	17,751	105,265
April Group SA	389	11,920
Arkema SA	6,975	266,259
Assystem SA	2,109	24,973
*Atari SA	8,198	47,579
#*Atos Origin SA	9,680	450,193
AXA SA Sponsored ADR	62,400	1,284,816
Beneteau SA	6,084	109,005
bioMerieux SA	420	46,174
BNP Paribas SA	43,518	3,108,796
Boiron SA	1,642	69,855

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Bonduelle SA	182	$21,778
*Bongrain SA	629	48,323
#Bourbon SA	4,861	188,742
*Boursorama SA	1,906	25,847
Bouygues SA	11,334	557,984
*Bull SA	19,152	91,470
Canal Plus SA	6,412	53,104
Capgemini SA	17,986	798,647
Carbone Lorraine SA	2,026	69,348
Carrefour SA	9,203	449,009
#Casino Guichard Perrachon SA	4,759	390,481
*CEGID Group SA	2,221	58,384
Christian Dior SA	1,703	172,022
Cie Generale D’Optique Essilor Intenational SA	3,437	199,937
Ciments Francais SA	1,433	140,319
*Club Mediterranee SA	3,385	58,016
CNP Assurances SA	3,474	307,526
Compagnie de Saint-Gobain SA	21,557	1,029,789
*Compagnie Generale de Geophysique-Veritas SA	173	4,231
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	19,995	487,278
Compagnie Generale des Establissements Michelin SA Series B	13,933	1,078,945
Credit Agricole SA	44,961	704,802
Danone SA	3,712	212,264
Dassault Systemes SA	1,913	109,888
Dassault Systemes SA ADR	614	35,520
Delachaux SA	511	27,021
Derichebourg SA	19,759	88,285
EDF Energies Nouvelles SA	1,744	87,135
*Eiffage SA	3,070	160,152
Electricite de France SA	2,204	118,473
Eramet SA	647	194,785
*Esso S.A.F.	191	25,295
Establissements Maurel et Prom SA	11,601	195,534
Euler Hermes SA	4,126	334,119
*Euro Disney SCA	6,546	44,219
European Aeronautic Defence & Space Co.	26,916	526,059
Eutelsat Communications SA	3,757	121,263
Fimalac SA	846	44,931
France Telecom SA	19,309	442,701
France Telecom SA Sponsored ADR	23,020	530,841
GDF Suez SA	28,237	1,067,676
#*Gemalto NV	10,578	419,936
GFI Informatique SA	8,022	31,709
Gifi SA	765	56,559
GL Events SA	2,371	50,834
Groupe Danone SA	600	6,846
*Groupe Eurotunnel SA	57,956	558,739
Groupe Steria SCA	2,513	73,300
Guyenne et Gascogne SA	732	64,008
Haulotte Group SA	1,837	16,211
Havas SA	39,552	172,838
#Hermes International SA	896	123,329
Iliad SA	443	49,100
Imerys SA	5,014	277,293
*IMS International Metal Service SA	1,257	17,118
Ingenico SA	3,824	90,512
Ipsen SA	1,467	78,881
Ipsos SA	1,370	43,022
*JC Decaux SA	8,326	214,066
Korian SA	1,936	51,336
Lafarge SA	15,620	1,155,473

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Lafarge SA Sponsored ADR	1,300	$24,050
Lagardere SCA	16,681	646,354
Laurent-Perrier SA	320	27,458
Legrand SA	7,517	216,901
*Lisi SA	445	23,887
L’Oreal SA	1,886	198,859
LVMH Moet Hennessy Louis Vuitton SA	3,079	335,473
M6 Metropole Television SA	5,638	149,735
*Manitou BF SA	1,145	15,872
Manutan International SA	734	40,675
#*Meetic SA	2,868	80,098
*Natixis SA	126,742	584,386
Neopost SA	2,182	173,635
Nexans SA	3,429	274,166
*Nexity SA	3,528	128,302
Norbert Dentressangle SA	163	10,386
*NRJ Group SA	4,409	38,703
Orpea SA	2,074	89,741
#PagesJaunes SA	11,583	124,970
Pernod-Ricard SA	7,907	636,025
*Peugeot SA	20,911	678,815
Pierre & Vacances SA	400	28,193
Plastic Omnium SA	792	25,931
PPR SA	6,628	808,262
#Publicis Groupe SA	6,834	281,139
Publicis Groupe SA ADR	800	16,240
Rallye SA	1,633	57,480
*Recylex SA	1,922	22,126
Remy Cointreau SA	2,545	127,559
*Renault SA	13,954	655,058
*Rexel SA	20,503	289,256
*Rhodia SA	6,784	120,425
Rubis SA	1,158	96,064
*Sa des Ciments Vicat SA	1,404	103,579
Safran SA	22,547	440,342
Saft Groupe SA	1,777	76,201
*Sanofi - Aventis SA	17,594	1,300,979
Sanofi - Aventis SA ADR	22,686	835,072
Schneider Electric SA	14,962	1,543,550
SCOR SE	22,640	524,529
SEB SA	2,824	183,367
Sechilienne SA	515	17,420
*SeLoger.com SA	888	30,951
*Sequana SA	599	6,589
SES SA	7,157	156,985
Societe BIC SA	3,399	241,726
Societe Generale Paris SA	27,594	1,596,513
Societe Television Francaise 1 SA	14,703	253,537
Sodexo SA	2,674	146,465
#*Soitec SA	11,646	163,078
Somfy SA	147	27,411
Sopra Group SA	746	55,162
Sperian Protection SA	401	26,954
Stallergenes SA	820	65,365
Stef-TFE SA	523	31,092
STMicroelectronics NV	63,525	520,225
STMicroelectronics NV ADR	29,790	242,491
Sucriere de Pithiviers Le Vieil SA	19	19,074
Suez Environnement SA	5,676	128,663
Synergie SA	3,386	88,377
#*Technicolor SA	38,546	50,902

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Technip SA	10,020	$684,978
Technip SA ADR	400	27,576
Teleperformance SA	7,005	228,644
Thales SA	4,241	192,202
#*Theolia SA	8,678	39,274
Total SA	8,644	499,566
Total SA Sponsored ADR	18,700	1,076,933
Toupargel Groupe SA	334	7,561
*Trigano SA	513	10,900
*UbiSoft Entertainment SA	2,510	34,245
#*Valeo SA	7,931	260,513
Vallourec SA	1,564	269,014
Veolia Environnement SA ADR	7,500	245,850
Viel et Compagnie SA	12,255	52,566
Vilmorin & Cie SA	456	51,382
Vinci SA	8,785	469,180
Virbac SA	447	43,955
Vivendi SA	49,186	1,278,767
Zodiac Aerospace SA	6,425	270,129

TOTAL FRANCE		43,797,785

GERMANY — (4.0%)
*Aareal Bank AG	6,446	114,949
Adidas-Salomon AG	7,697	392,314
*ADVA AG Optical Networking	2,080	7,085
#*Air Berlin P.L.C.	7,620	44,125
Aixtron AG	4,185	125,380
Allianz SE	11,378	1,259,525
Allianz SE Sponsored ADR	69,550	760,877
Augusta Technologie AG	3,720	52,795
Aurubis AG	4,501	182,183
*Axel Springer AG	938	98,716
BASF SE	8,196	463,950
BASF SE Sponsored ADR	1,000	56,750
Bauer AG	386	17,415
Bayer AG	7,172	490,851
Bayer AG Sponsored ADR	200	13,568
Bayerische Motoren Werke AG	25,204	1,077,110
Bechtle AG	1,422	37,058
Beiersdorf AG	1,420	83,151
Bilfinger Berger AG	4,608	333,011
Biotest AG	355	19,754
Carl Zeiss Meditec AG	1,128	18,500
#Celesio AG	10,021	291,517
*Centrotec Sustainable AG	2,715	45,017
*Cewe Color Holding AG	458	14,490
Comdirect Bank AG	3,278	30,843
#*Commerzbank AG	58,948	456,698
*CropEnergies AG	3,089	15,019
CTS Eventim AG	1,199	57,467
*Curanum AG	391	1,429
Daimler AG (5529027)	6,417	295,213
Daimler AG (D1668R123)	25,800	1,181,898
Demag Cranes AG	2,535	80,287
#Deutsche Bank AG (5750355)	3,806	232,171
*Deutsche Bank AG (D18190898)	20,600	1,255,982
Deutsche Boerse AG	2,406	158,202
Deutsche Lufthansa AG	30,868	495,059
Deutsche Post AG	57,416	1,000,781
#*Deutsche Postbank AG	12,213	369,728
Deutsche Telekom AG	42,984	559,401

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Deutsche Telekom AG Sponsored ADR	75,559	$972,444
*Deutz AG	3,505	16,383
Douglas Holding AG	2,529	112,266
Duerr AG	2,774	59,883
DVB Bank SE	433	15,048
E.ON AG	52,403	1,927,051
E.ON AG Sponsored ADR	3,600	131,868
ElreingKlinger AG	4,474	101,501
*Evotec AG	35,662	93,062
Fielmann AG	537	42,640
Fraport AG	5,583	283,638
*Freenet AG	8,001	101,036
Fresenius Medical Care AG & Co. KGaA ADR	2,100	106,344
Fresenius SE (4352097)	727	44,562
Fresenius SE (4568946)	3,446	234,647
Fuchs Petrolub AG	579	46,832
GEA Group AG	14,371	294,120
Generali Deutschland Holding AG	4,368	450,600
Gerresheimer AG	3,158	103,257
GFK SE	1,219	44,678
Gildemeister AG	5,832	86,240
Grenkeleasing AG	1,850	81,126
#*Hannover Rueckversicherung AG	8,393	387,167
#*Heidelberger Druckmaschinen AG	10,864	77,576
Heidelberger Zement AG	10,459	612,575
Henkel AG & Co. KGaA	4,418	192,982
Hochtief AG	4,338	323,557
*Homag Group AG	1,385	21,194
Indus Holding AG	1,129	19,100
*Infineon Technologies AG	61,111	337,735
*Infineon Technologies AG ADR	55,013	299,821
#*IVG Immobilien AG	15,031	113,953
*Jenoptik AG	3,500	21,594
K&S AG	3,614	203,153
#*Kloeckner & Co. SE	5,682	134,666
Kontron AG	3,991	43,958
Krones AG	1,375	66,389
*Kuka AG	1,075	17,166
KWS Saat AG	271	46,409
Lanxess AG	11,046	418,573
Leoni AG	3,492	78,401
Linde AG	6,481	711,540
MAN SE	9,748	652,723
*Manz Automation AG	532	44,381
*Medigene AG	5,234	26,329
Medion AG	2,347	24,356
Merck KGaA	1,439	128,875
Metro AG	3,728	204,747
MLP AG	2,298	23,069
*Morphosys AG	1,401	32,727
MTU Aero Engines Holding AG	3,208	166,517
Munchener Rueckversicherungs-Gesellschaft AG	8,352	1,250,714
MVV Energie AG	979	42,142
*Nordex AG	351	4,731
Pfeiffer Vacuum Technology AG	447	36,974
*Pfleiderer AG	3,051	26,975
*PNE Wind AG	5,028	14,653
Porsche Automobil Holding SE	6,958	394,029
Praktiker Bau-und Heimwerkermaerkte Holding AG	8,813	73,836
Puma AG Rudolf Dassler Sport	494	146,453
#*Q-Cells SE	6,189	84,536

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*QIAGEN NV	7,185	$157,390
*QSC AG	23,436	51,240
Rheinmetall AG	3,848	243,870
Rhoen-Klinikum AG	7,510	183,886
*Roth & Rau AG	1,536	62,729
RWE AG	3,317	294,468
Salzgitter AG	5,718	506,011
SAP AG Sponsored ADR	6,000	271,920
*SGL Carbon SE	2,612	73,856
#*Siemens AG	821	73,060
Siemens AG Sponsored ADR	9,500	846,545
#*Singulus Technologies AG	3,514	19,823
Sixt AG	1,860	60,580
*Sky Deutschland AG	31,751	85,180
*SMA Solar Technology AG	295	34,569
Software AG	1,050	119,415
#*Solar Millennium AG	1,871	83,238
#Solarworld AG	4,236	71,727
Stada Arzneimittel AG	5,789	189,892
Suedzucker AG	6,619	153,665
Symrise AG	8,140	180,645
Takkt AG	897	10,719
#ThyssenKrupp AG	26,367	837,945
Tognum AG	2,199	38,304
#*TUI AG	23,987	220,596
*United Internet AG	6,740	99,169
*Versatel AG	1,678	16,380
Vossloh AG	776	79,369
*VTG AG	1,454	21,604
Wacker Chemie AG	616	80,802
Wacker Neuson SE	3,050	37,581
#Wincor Nixdorf AG	1,491	100,911
Wirecard AG	5,551	70,482

TOTAL GERMANY		30,423,342

GREECE — (0.6%)
*Agricultural Bank of Greece S.A.	33,348	77,759
Alapis Holdings Industrial & Commercial S.A.	72,057	46,311
*Alpha Bank A.E.	66,010	633,575
*Anek Lines S.A.	15,471	11,714
*Attica Bank S.A.	23,070	46,832
Bank of Greece S.A.	1,841	111,388
Coca-Cola Hellenic Bottling Co. S.A.	126	2,888
Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	317,292
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	7,552	15,477
*EFG Eurobank Ergasias S.A.	44,121	375,907
Ellaktor S.A.	14,109	86,684
*Emporiki Bank of Greece S.A.	1,191	6,139
EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	22,880
*Forthnet S.A.	39,875	60,077
Fourlis Holdings S.A.	1,365	16,616
*Frigoglass S.A.	7,802	75,018
GEK Terna S.A.	2,300	16,605
*Geniki Bank S.A.	69,600	65,402
Hellenic Exchanges S.A.	2,561	27,260
Hellenic Petroleum S.A.	17,587	217,126
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	111,105
Heracles General Cement Co. S.A.	444	3,303
Iaso S.A.	3,671	16,304
J&P-Avax S.A.	816	2,221
Marfin Investment Group S.A.	84,031	232,036

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Metka S.A.	2,003	$25,308
Michaniki S.A.	7,913	9,850
Motor Oil (Hellas) Corinth Refineries S.A.	1,840	25,451
Mytilineos Holdings S.A.	11,980	72,569
*National Bank of Greece S.A.	3,297	72,069
National Bank of Greece S.A. ADR	141,183	629,676
OPAP S.A.	3,478	75,878
*Piraeus Bank S.A.	49,175	415,479
Piraeus Port Authority S.A.	2,736	49,504
*Proton Bank S.A.	2,550	5,347
*Public Power Corp. S.A.	7,236	135,181
S&B Industrial Minerals S.A.	2,600	16,252
*Sidenor Steel Products Manufacturing Co. S.A.	3,000	14,803
Teletypos S.A. Mega Channel	1,702	9,382
Titan Cement Co. S.A.	7,464	211,649
*TT Hellenic Postbank S.A.	16,940	100,423
Viohalco S.A.	11,493	53,143

TOTAL GREECE		4,519,883

HONG KONG — (1.7%)
AAC Acoustic Technologies Holdings, Inc.	54,000	88,622
*Allied Properties, Ltd.	274,000	47,819
*Apac Resources, Ltd.	520,000	30,316
*Asia Satellite Telecommunications Holdings, Ltd.	39,000	55,184
ASM Pacific Technology, Ltd.	7,400	61,170
*Associated International Hotels, Ltd.	20,000	43,335
Bank of East Asia, Ltd.	80,268	273,369
BOC Hong Kong (Holdings), Ltd.	55,000	114,168
C C Land Holdings, Ltd.	152,000	55,199
Cafe de Coral Holdings, Ltd.	24,000	52,582
*Cathay Pacific Airways, Ltd.	97,000	159,172
Cheung Kong Holdings, Ltd.	54,000	635,392
*Cheung Kong Infrastructure Holdings, Ltd.	25,000	93,161
*China Aerospace International Holdings, Ltd.	50,000	8,125
*China Mining Resources Group, Ltd.	1,150,000	34,243
*China Oil and Gas Group, Ltd.	640,000	91,712
China Resources Gas Group, Ltd.	26,000	37,659
*China WindPower Group, Ltd.	1,450,000	142,849
Chong Hing Bank, Ltd.	28,000	50,368
Chow Sang Sang Holdings, Ltd.	48,000	54,226
CLP Holdings, Ltd.	21,500	145,670
*Coastal Greenland, Ltd.	238,000	16,332
Cross-Harbour Holdings, Ltd.	40,000	34,501
*Dah Sing Banking Group, Ltd.	26,000	34,792
*Dah Sing Financial Holdings, Ltd.	22,800	109,613
Daphne International Holdings, Ltd.	204,000	154,381
*Dynasty Fine Wines Group, Ltd.	114,000	32,911
Emperor International Holdings, Ltd.	72,000	13,666
Esprit Holdings, Ltd.	15,780	111,161
*eSun Holdings, Ltd.	282,000	36,698
*Far East Consortium International, Ltd.	129,000	41,398
First Pacific Co., Ltd.	230,400	128,242
*Foxconn International Holdings, Ltd.	217,000	226,458
Fubon Bank Hong Kong, Ltd.	76,000	30,148
#*Galaxy Entertainment Group, Ltd.	564,000	211,476
Giordano International, Ltd.	98,000	29,439
*Glorious Sun Enterprises, Ltd.	170,000	61,632
*Goldbond Group Holdings, Ltd.	270,000	19,419
*Goldin Properties Holdings, Ltd.	42,000	19,433
Great Eagle Holdings, Ltd.	34,924	86,386
*GZI Transportation, Ltd.	42,639	16,576

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hang Lung Group, Ltd.	44,000	$197,221
Hang Lung Properties, Ltd.	37,000	127,713
Hang Seng Bank, Ltd.	5,800	80,908
*Hannstar Board International Holdings, Ltd.	46,000	11,723
Henderson Land Development Co., Ltd.	51,000	323,902
*Heng Tai Consumables Group, Ltd.	390,000	35,988
*Hi Sun Technology (China), Ltd.	87,000	48,691
HKR International, Ltd.	186,400	69,202
Hong Kong & China Gas Co., Ltd.	21,000	45,861
Hong Kong & Shanghai Hotels, Ltd.	52,000	73,201
*Hong Kong Aircraft Engineering Co., Ltd.	3,200	40,647
Hong Kong Electric Holdings, Ltd.	17,000	95,160
Hong Kong Exchanges & Clearing, Ltd.	8,400	141,319
Hopewell Holdings, Ltd.	70,500	212,472
*Huscoke Resources Holdings, Ltd.	288,000	22,217
Hutchison Harbour Ring, Ltd.	440,000	50,873
Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	29,882
*Hutchison Telecommunications International, Ltd.	179,000	49,108
Hutchison Whampoa, Ltd.	82,000	557,243
*I-Cable Communications, Ltd.	157,000	23,591
Industrial & Commercial Bank of China (Asia), Ltd.	67,008	130,347
*Johnson Electric Holdings, Ltd.	324,500	153,395
K Wah International Holdings, Ltd.	88,000	28,727
Kerry Properties, Ltd.	64,500	286,947
*Kingboard Laminates Holdings, Ltd.	217,000	152,959
Kowloon Development Co., Ltd.	26,000	27,791
Lee & Man Paper Manufacturing, Ltd.	313,600	179,712
Li & Fung, Ltd.	32,000	145,837
Lifestyle International Holdings, Ltd.	29,000	47,966
Lippo, Ltd.	20,000	6,490
*Little Sheep Group, Ltd.	59,000	27,731
Meadville Holdings, Ltd.	168,000	64,637
#*Melco International Development, Ltd.	161,000	64,767
Midland Holdings, Ltd.	60,000	50,129
Miramar Hotel & Investment Co., Ltd.	9,000	9,176
*Mongolia Energy Corp., Ltd.	260,000	127,139
MTR Corp., Ltd.	37,147	120,165
Neo-Neon Holdings, Ltd.	96,000	69,337
New World Development Co., Ltd.	175,602	287,473
*Next Media, Ltd.	290,000	39,333
NWS Holdings, Ltd.	97,097	158,377
*Orient Overseas International, Ltd.	28,000	190,843
Pacific Andes International Holdings, Ltd.	689,947	131,542
Pacific Basin Shipping, Ltd.	179,000	131,785
*Pacific Century Premium Developments, Ltd.	243,000	72,274
Paliburg Holdings, Ltd.	130,000	42,424
PCCW, Ltd.	240,000	63,698
Polytec Asset Holdings, Ltd.	205,000	37,274
Ports Design, Ltd.	15,000	40,165
Public Financial Holdings, Ltd.	72,000	35,531
*Qin Jia Yuan Media Services Co., Ltd.	102,000	18,927
Regal Hotels International Holdings, Ltd.	172,000	59,594
*REXLot Holdings, Ltd.	1,100,000	131,140
Road King Infrastructure, Ltd.	71,000	51,398
Samson Holding, Ltd.	191,000	28,307
*Sea Holdings, Ltd.	90,000	38,552
*Shanghai Zendai Property, Ltd.	1,505,000	61,698
Shangri-La Asia, Ltd.	158,000	274,353
#Shun Tak Holdings, Ltd.	180,000	103,972
#*Silver Grant International Industries, Ltd.	232,000	81,997
*Singamas Container Holdings, Ltd.	424,000	65,640

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Sino Land Co., Ltd.	118,000	$195,631
*SinoMedia Holding, Ltd.	74,276	19,711
Sinotrans Shipping, Ltd.	199,000	92,721
Skyworth Digital Holdings, Ltd.	134,000	128,978
Smartone Telecommunications Holdings, Ltd.	52,000	47,909
*South China (China), Ltd.	464,000	29,082
*Star Cruises, Ltd.	281,000	64,094
Stella International Holdings, Ltd.	36,500	74,862
Sun Hung Kai & Co., Ltd.	49,000	37,779
Sun Hung Kai Properties, Ltd.	42,000	542,368
*Superb Summit International Timber Co., Ltd.	500,000	18,635
Tai Cheung Holdings, Ltd.	94,000	51,814
*TCC International Holdings, Ltd.	160,000	62,319
*TCL Communication Technology Holdings, Ltd.	105,000	26,526
*TCL Multimedia Technology Holdings, Ltd.	54,000	43,384
Techtronic Industries Co., Ltd.	142,000	116,765
Television Broadcasts, Ltd.	9,000	41,998
Texwinca Holdings, Ltd.	24,000	21,130
*Tongda Group Holdings, Ltd.	530,000	17,587
Towngas China Co., Ltd.	97,000	39,485
Transport International Holdings, Ltd.	27,600	79,157
Truly International Holdings, Ltd.	56,000	66,858
*United Laboratories, Ltd. (The)	102,000	50,804
Vitasoy International Holdings, Ltd.	80,000	54,155
Vtech Holdings, Ltd.	7,000	68,815
Wharf Holdings, Ltd.	85,000	423,284
Wheelock & Co., Ltd.	59,000	154,452
Wheelock Properties, Ltd.	125,000	78,492
Wing Hang Bank, Ltd.	11,000	92,781
Wing On Co. International, Ltd.	32,000	42,668
#Xinyi Glass Holding Co., Ltd.	50,000	39,404
*Xiwang Sugar Holdings Co., Ltd.	45,000	13,821
Yip’s Chemical Holdings, Ltd.	96,000	76,435
Yue Yuen Industrial (Holdings), Ltd.	34,500	107,781
*Zhuzhou CSR Times Electric Co., Ltd.	24,000	44,208

TOTAL HONG KONG		12,831,367

HUNGARY — (0.2%)
*Egis Gyogyszergyar NYRT	445	41,119
*FHB Mortgage Bank NYRT	6,244	43,534
Magyar Telekom Telecommunications P.L.C.	1,876	6,753
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	84,576
*MOL Hungarian Oil & Gas NYRT	3,708	342,742
*OTP Bank NYRT	16,257	477,374
*PannErgy P.L.C.	10,773	42,265
Richter Gedeon NYRT	1,239	260,800

TOTAL HUNGARY		1,299,163

INDIA — (2.2%)
Aban Offshore, Ltd.	770	19,951
*ACC, Ltd.	7,831	147,303
Adani Enterprises, Ltd.	13,324	127,915
*Aditya Birla Nuvo, Ltd.	4,026	73,835
*Allahabad Bank, Ltd.	40,781	124,620
*Alok Industries, Ltd.	90,000	51,250
*Ambuja Cements, Ltd.	81,727	180,143
Amtek Auto, Ltd.	10,557	38,556
*Anant Raj Industries, Ltd.	13,615	39,623
*Andhra Bank	18,523	42,348
*Apollo Hospitals Enterprise, Ltd.	4,661	68,558
*Ashok Leyland, Ltd.	54,551	58,960

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Asian Paints, Ltd.	1,564	$62,747
Aurobindo Pharma, Ltd.	11,573	210,782
Aventis Pharma, Ltd.	1,238	41,603
*Axis Bank, Ltd.	13,737	303,662
*Bajaj Auto, Ltd.	1,783	68,602
*Bajaj Hindusthan, Ltd.	26,733	117,101
*Bajaj Holdings & Investment, Ltd.	4,907	59,896
*Balrampur Chini Mills, Ltd.	21,074	54,525
*Bank of Baroda	10,597	131,702
*Bank of India, Ltd.	11,246	88,736
*BEML, Ltd.	2,355	54,168
Bharat Electronics, Ltd.	1,436	60,720
*Bharat Forge, Ltd.	7,097	40,780
Bharat Heavy Electricals, Ltd.	2,047	106,778
Bharat Petroleum Corp, Ltd.	3,844	45,143
Bharti Airtel, Ltd.	10,642	70,249
*Bhushan Steel & Strips, Ltd.	3,077	96,026
*Biocon, Ltd.	8,934	51,887
Birla Corp., Ltd.	2,535	20,137
Bosch, Ltd.	584	58,651
Britannia Industries, Ltd.	250	8,520
Cadila Healthcare, Ltd.	5,484	84,342
*Cairn India, Ltd.	18,573	106,555
*Canara Bank, Ltd.	13,415	113,162
*Century Textiles & Industries, Ltd.	2,887	31,958
CESC, Ltd.	5,246	44,448
*Chambal Fertilizers & Chemicals, Ltd.	26,495	37,130
Cipla, Ltd.	7,837	53,739
Colgate-Palmolive (India), Ltd.	3,054	44,824
*Corp. Bank	9,596	88,284
Cummins India, Ltd.	4,800	46,416
Dabur India, Ltd.	15,424	53,276
*Deccan Chronicle Holdings, Ltd.	9,319	29,809
*Dish TV (India), Ltd.	44,632	40,761
Divi’s Laboratories, Ltd.	2,878	37,930
*DLF, Ltd.	10,494	75,262
Dr. Reddy’s Laboratories, Ltd. ADR	11,410	270,531
*E.I.D. - Parry (India), Ltd.	2,305	18,527
*EIH, Ltd.	13,193	35,443
*Era Infra Engineering, Ltd.	4,344	18,458
*Essar Oil, Ltd.	19,984	59,091
Exide Industries, Ltd.	31,311	75,220
*Federal Bank, Ltd.	19,315	106,401
Financial Technologies (India), Ltd.	5,078	167,524
GAIL India, Ltd.	13,688	116,579
*Gammon India, Ltd.	10,776	55,810
GlaxoSmithKline Pharmaceuticals, Ltd.	1,552	50,560
Glenmark Pharmaceuticals, Ltd.	9,400	49,085
*GMR Infrastructure, Ltd.	58,488	76,089
*Godrej Industries, Ltd.	7,430	23,537
Grasim Industries, Ltd.	5,183	291,105
*Great Eastern Shipping Co., Ltd.	13,008	79,940
*Great Offshore, Ltd.	5,975	54,201
*GTL, Ltd.	10,152	89,356
Gujarat Gas Co., Ltd.	3,638	18,451
Gujarat State Petronet, Ltd.	28,545	55,862
*GVK Power & Infrastructure, Ltd.	38,764	37,645
HCL Infosystems, Ltd.	22,200	61,971
HCL Technologies, Ltd.	17,304	128,755
*HDFC Bank, Ltd.	7,101	249,030
HDFC Bank, Ltd. ADR	400	47,320

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Hero Honda Motors, Ltd. Series B	2,207	$74,296
*Hexaware Technologies, Ltd.	10,351	18,322
*Himadri Chemicals & Industries	2,176	18,846
*Hindalco Industries, Ltd.	51,778	163,658
*Hindustan Construction Co., Ltd.	19,765	57,373
Hindustan Unilever, Ltd.	7,107	37,386
*Housing Development & Infrastructure, Ltd.	15,786	112,020
*HT Media, Ltd.	11,369	36,018
ICICI Bank, Ltd.	9,160	163,840
*ICICI Bank, Ltd. Sponsored ADR	13,043	460,157
*ICSA (India), Ltd.	5,041	17,517
*IDBI Bank, Ltd.	42,786	112,203
*Idea Cellular, Ltd.	20,651	26,071
*India Cements, Ltd.	31,135	74,606
*Indiabulls Financial Services, Ltd.	18,260	42,578
*Indiabulls Real Estate, Ltd.	29,827	112,248
*Indian Hotels Co., Ltd.	57,658	115,405
*Indian Oil Corp., Ltd.	5,029	32,737
*Indian Overseas Bank	27,161	54,189
*IndusInd Bank, Ltd.	51,899	165,816
Infosys Technologies, Ltd.	5,251	280,687
*Infrastructure Development Finance Co., Ltd.	92,073	301,307
*ING Vysya Bank, Ltd.	7,120	37,919
IRB Infrastructure Developers, Ltd.	12,168	65,353
ITC, Ltd.	9,705	52,482
*IVRCL Infrastructures & Projects, Ltd.	16,971	112,099
Jain Irrigation Systems, Ltd.	5,900	93,536
Jaiprakash Associates, Ltd.	89,340	265,483
*Jammu & Kashmir Bank, Ltd.	3,114	39,691
*Jet Airways (India), Ltd.	3,135	34,850
*Jindal Saw, Ltd.	26,565	102,081
Jindal Steel & Power, Ltd.	7,578	102,886
*JSW Steel, Ltd.	15,143	322,927
*Jubilant Organosys, Ltd.	5,040	35,087
*Karnataka Bank, Ltd.	18,000	50,736
*Kotak Mahindra Bank, Ltd.	7,964	134,042
*KS Oils, Ltd.	47,190	72,102
*Lanco Infratech, Ltd.	138,520	138,931
Larsen & Toubro, Ltd.	3,980	122,521
*LIC Housing Finance, Ltd.	8,455	141,397
Lupin, Ltd.	2,460	75,147
Madras Cements, Ltd.	15,000	34,801
Mahanagar Telephone Nigam, Ltd.	21,492	35,039
*Maharashtra Seamless, Ltd.	6,338	46,852
*Mahindra & Mahindra Financial Services, Ltd.	7,688	52,415
*Mahindra & Mahindra, Ltd.	21,500	472,218
Mangalore Refinery & Petrochemicals, Ltd.	28,382	47,274
*Maruti Suzuki India, Ltd.	5,785	173,635
*MAX India, Ltd.	8,840	39,523
*McLeod Russel India, Ltd.	5,519	27,265
*Mercator Lines, Ltd.	25,374	32,449
*Monnet Ispat, Ltd.	2,340	19,268
*Moser Baer (India), Ltd.	10,345	17,540
Motherson Sumi Systems, Ltd.	12,642	38,593
Mphasis, Ltd.	7,290	107,068
Mundra Port & Special Economic Zone, Ltd.	3,044	39,194
*Nagarjuna Construction Co., Ltd.	31,522	107,497
*National Aluminium Co., Ltd.	11,919	98,205
*Nirma, Ltd.	7,344	30,945
*Oracle Financial Services Software, Ltd.	2,009	93,591
*Oriental Bank of Commerce	9,651	55,443

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Pantaloon Retail India, Ltd.	8,932	$82,010
*Patni Computer Systems, Ltd. ADR	3,800	72,846
*Petronet LNG, Ltd.	34,000	57,502
Piramal Healthcare, Ltd.	5,363	42,474
*Power Finance Corp., Ltd.	24,586	128,408
*PTC India, Ltd.	36,592	86,517
*Punj Lloyd, Ltd.	14,527	58,749
*Ranbaxy Laboratories, Ltd.	5,919	58,076
*Reliance Capital, Ltd.	11,763	204,349
*Reliance Communications, Ltd.	28,225	102,948
Reliance Energy, Ltd.	1,686	37,646
*Reliance Industries, Ltd.	39,318	884,546
*Reliance Natural Resources, Ltd.	24,709	34,122
*Reliance Power, Ltd.	32,220	101,368
Rolta India, Ltd.	21,070	92,545
*Ruchi Soya Industries, Ltd.	9,672	18,173
*S.Kumars Nationwide, Ltd.	39,329	37,416
Sesa Goa, Ltd.	34,032	253,415
*Shipping Corp. of India, Ltd.	15,227	51,650
Shree Cement, Ltd.	1,212	52,343
Shriram Transport Finance Co., Ltd.	5,674	60,038
Siemens India, Ltd.	8,842	122,737
*Sobha Developers, Ltd.	3,348	19,528
*SREI Infrastructure Finance, Ltd.	10,299	15,171
*State Bank of India, Ltd.	2,175	96,759
*Steel Authority of India, Ltd.	7,541	34,910
Sterling Biotech, Ltd.	11,381	23,108
*Sterlite Industries (India), Ltd. ADR	2,900	46,255
*Sterlite Industries (India), Ltd. Series A	8,711	140,722
Sun Pharmaceuticals Industries, Ltd.	2,778	87,833
Sun TV Network, Ltd.	7,669	63,274
*Suzlon Energy, Ltd.	42,169	69,834
*Syndicate Bank	33,071	61,032
*Tata Chemicals, Ltd.	4,649	29,801
*Tata Communications, Ltd. ADR	2,000	26,780
Tata Consultancy Services, Ltd.	4,166	66,091
*Tata Motors, Ltd.	27,150	405,917
#Tata Motors, Ltd. Sponsored ADR	2,000	29,260
Tata Power Co., Ltd.	1,615	45,494
*Tata Steel, Ltd.	17,338	212,490
*Tata Tea, Ltd.	5,453	107,702
*Tata Teleservices Maharashtra, Ltd.	58,119	31,626
*Tech Mahindra, Ltd.	3,035	63,590
Titan Industries, Ltd.	1,616	51,983
Torrent Power, Ltd.	10,757	67,464
*Union Bank of India, Ltd.	13,224	72,675
*United Phosphorus, Ltd.	26,764	89,041
United Spirits, Ltd.	1,255	33,365
*Videocon Industries, Ltd.	10,107	49,133
Voltas, Ltd.	27,567	93,551
*Welspun-Gujarat Stahl Rohren, Ltd.	15,250	86,191
Wipro, Ltd.	9,143	127,915
*Yes Bank, Ltd.	13,958	75,052
*Zee Entertainment Enterprises, Ltd.	20,176	113,679
Zydus Wellness, Ltd.	1,462	8,673

TOTAL INDIA		17,081,006

INDONESIA — (0.5%)
PT Aneka Tambang Tbk	255,500	57,419
PT Astra Agro Lestari Tbk	39,000	98,610
PT Astra International Tbk	96,500	368,911

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Bakrie & Brothers Tbk	4,061,500	$36,132
*PT Bakrieland Development Tbk	2,932,500	80,459
PT Bank Central Asia Tbk	256,000	135,838
*PT Bank Danamon Indonesia Tbk	367,823	189,011
PT Bank Mandiri Persero Tbk	160,500	79,527
PT Bank Negara Indonesia Persero Tbk	463,000	94,765
*PT Bank Pan Indonesia Tbk	454,500	38,528
PT Bank Rakyat Indonesia Tbk	87,500	70,944
*PT Barito Pacific Tbk	293,000	38,204
*PT Berlian Laju Tanker Tbk	257,333	18,788
*PT Bisi International Tbk	255,500	41,755
*PT Bumi Resources Tbk	815,000	212,840
*PT Central Proteinaprima Tbk	4,938,500	26,125
*PT Charoen Pokphand Indonesia Tbk	141,500	33,257
*PT Ciputra Development Tbk	754,538	54,463
*PT Energi Mega Persada Tbk	366,500	6,740
PT Global Mediacom Tbk	250,000	6,609
*PT Gudang Garam Tbk	90,000	229,443
*PT Holcim Indonesia Tbk	325,000	56,102
*PT Indah Kiat Pulp and Paper Corp. Tbk	227,000	52,433
*PT Indo Tambangraya Megah Tbk	11,500	38,369
PT Indocement Tunggal Prakarsa Tbk	66,000	94,491
*PT Indofood Sukses Makmur Tbk	702,000	268,169
PT Indosat Tbk ADR	487	14,303
PT International Nickel Indonesia Tbk	266,500	100,832
PT Jasa Marga Tbk	489,000	93,518
*PT Kalbe Farma Tbk	426,000	69,720
*PT Lippo Karawaci Tbk	771,000	43,591
*PT Matahari Putra Prima Tbk	520,000	68,069
*PT Mayorah Indah Tbk	107,000	47,522
*PT Medco Energi International Tbk	325,000	82,686
*PT Mitra Rajasa Tbk	821,000	26,227
*PT Pabrik Kertas Tjiwi Kimia Tbk	25,000	5,079
*PT Panin Life Tbk	2,295,000	36,962
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	116,235
*PT Sampoerna Agro Tbk	21,500	6,446
*PT Summarecon Agung Tbk	1,565,500	115,985
*PT Tambang Batubara Bukit Asam Tbk	22,000	40,135
PT Telekomunikasi Indonesia Tbk	7,000	6,951
PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	79,200
*PT Timah Tbk	380,500	89,648
PT Unilever Indonesia Tbk	34,000	40,914
PT United Tractors Tbk	186,500	332,520

TOTAL INDONESIA		3,844,475

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	17,870	16,301
*Allied Irish Banks P.L.C. Sponsored ADR	3,300	11,484
*Anglo Irish Bank Corp. P.L.C.	114,377	34,413
*Bank of Ireland P.L.C. Sponsored ADR	2,000	14,620
C&C Group P.L.C.	25,788	103,917
CRH P.L.C.	30,259	730,965
#CRH P.L.C. Sponsored ADR	12,929	317,924
DCC P.L.C.	8,795	254,602
*Dragon Oil P.L.C.	25,939	168,702
*Elan Corp. P.L.C.	9,558	71,645
*Elan Corp. P.L.C. Sponsored ADR	37,910	282,430
FBD Holdings P.L.C.	2,743	23,015
Glanbia P.L.C.	707	2,595
Grafton Group P.L.C.	26,924	100,113
Greencore Group P.L.C.	9,367	17,485

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Independent News & Media P.L.C.	6,928	$976
Irish Continental Group P.L.C.	203	4,104
*Kenmare Resources P.L.C.	7,500	2,803
Kerry Group P.L.C.	13,692	406,336
*Kingspan Group P.L.C.	16,868	137,619
Paddy Power P.L.C.	1,476	48,823
*Smurfit Kappa Group P.L.C.	19,760	180,235
United Drug P.L.C.	27,066	82,476

TOTAL IRELAND		3,013,583

ISRAEL — (0.6%)
*Africa-Israel Investments, Ltd.	3,860	44,461
*Alvarion, Ltd.	10,204	40,544
*AudioCodes, Ltd.	7,800	24,573
*Bank Hapoalim B.M.	94,527	404,629
*Bank Leumi Le-Israel B.M.	70,527	302,011
Bezeq Israeli Telecommunication Corp., Ltd.	26,282	67,139
*Blue Square-Israel, Ltd.	1,974	20,318
Clal Industries, Ltd.	10,044	64,915
*Clal Insurance Enterprise Holdings, Ltd.	2,034	47,487
Delek Automotive Systems, Ltd.	7,070	87,635
*Elbit Medical Imaging, Ltd.	875	19,512
Elbit Systems, Ltd.	926	57,451
Elbit Systems, Ltd. ADR	900	56,178
*Electra (Israel), Ltd.	470	47,995
*Electra Real Estate, Ltd.	2,021	17,184
*First International Bank of Israel, Ltd. (6123804)	26,222	88,425
*First International Bank of Israel, Ltd. (6123815)	6,100	104,248
*Frutarom Industries, Ltd.	5,610	51,978
*Harel Insurance Investments & Finances, Ltd.	2,057	106,346
*Hot Telecommunications Systems	7,045	86,729
Israel Chemicals, Ltd.	6,240	81,009
*Israel Discount Bank, Ltd.	50,349	113,253
*Ituran Location & Control, Ltd.	5,755	75,767
*Makhteshim-Agan Industries, Ltd.	19,248	96,264
*Mellanox Technologies, Ltd.	1,100	20,166
*Menorah Mivtachim Holdings, Ltd.	6,823	85,379
*Migdal Insurance & Financial Holdings, Ltd.	58,646	113,570
*Mizrahi Tefahot Bank, Ltd.	15,377	137,418
*NetVision, Ltd.	2,970	32,960
*NICE Systems, Ltd. Sponsored ADR	10,340	300,997
*Oil Refineries, Ltd.	178,646	91,688
*Ormat Industries, Ltd.	8,353	69,897
Osem Investment, Ltd.	3,323	45,891
Partner Communications Co., Ltd.	2,606	53,821
Partner Communications Co., Ltd. ADR	1,600	33,184
*Paz Oil Co., Ltd.	608	86,123
*Phoenix Holdings, Ltd. (The)	7,560	22,756
*RADVision, Ltd.	2,224	13,302
*Retalix, Ltd.	3,337	44,578
Strauss Group, Ltd.	4,340	61,493
Super-Sol, Ltd. Series B	17,098	97,231
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	14,970	849,098

TOTAL ISRAEL		4,265,603

ITALY — (2.1%)
A2A SpA	77,801	147,580
ACEA SpA	8,786	94,038
Acegas-APS SpA	5,746	31,762
*Amplifon SpA	34,754	161,391
Ansaldo STS SpA	2,693	52,196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Ascopiave SpA	6,261	$13,079
*Assicurazioni Generali SpA	10,046	238,894
Astaldi SpA	4,627	35,601
Atlantia SpA	5,072	126,698
*Autogrill SpA	8,470	102,917
Azimut Holding SpA	10,365	127,397
Banca Carige SpA	95,637	245,413
Banca Generali SpA	10,206	109,247
*Banca Intermobiliare SpA	6,306	28,618
Banca Monte Dei Paschi di Siena SpA	171,050	276,670
Banca Piccolo Credito Valtellinese Scarl SpA	27,998	199,681
Banca Popolare dell’Etruria e del Lazio Scarl	10,296	55,916
Banca Popolare di Milano Scarl	54,263	352,277
*Banca Popolare di Sondrio Scarl	6,299	61,639
Banco di Desio e della Brianza SpA	4,095	22,654
*Banco Popolare Scarl	91,246	577,183
Benetton Group SpA	9,444	81,470
Brembo SpA	4,107	27,328
Bulgari SpA	17,144	140,237
Buzzi Unicem SpA	10,407	154,562
*C.I.R. SpA - Compagnie Industriali Riunite	54,679	127,348
*Caltagirone Editore SpA	4,600	11,972
Cementir Holding SpA	1,653	7,106
Credito Artigiano SpA	18,471	48,349
Credito Bergamasco SpA	1,348	43,681
*Credito Emiliano SpA	12,577	88,613
Danieli & Co. SpA	1,730	42,174
Davide Campari - Milano SpA	18,053	180,673
DiaSorin SpA	2,217	78,892
*Digital Multimedia Technologies SpA	2,344	48,117
Enel SpA	81,141	436,201
Eni SpA	36,261	842,755
Eni SpA Sponsored ADR	6,880	320,058
ERG SpA	8,111	109,397
*Esprinet SpA	7,586	93,766
*Eurotech SpA	11,463	43,166
*Fastweb SpA	1,492	37,329
*Fiat SpA	25,735	322,510
Finmeccanica SpA	18,053	250,214
#Fondiaria - SAI SpA	9,809	158,872
*Gemina SpA	86,140	71,746
Geox SpA	5,423	34,945
Gewiss SpA	10,473	38,640
*Gruppo Coin SpA	6,187	39,481
Hera SpA	62,720	145,521
*Immsi SpA	33,361	38,179
Impregilo SpA	25,731	83,418
*Indesit Co. SpA	2,959	36,395
*Interpump Group SpA	7,347	37,917
*Intesa Sanpaolo SpA	251,791	958,478
*Intesa Sanpaolo SpA Sponsored ADR	200	4,560
Iride SpA	16,801	31,530
Italcementi SpA	12,971	160,474
*Italmobiliare SpA	1,543	66,240
Lottomatica SpA	5,293	104,753
Luxottica Group SpA	1,046	27,250
Luxottica Group SpA Sponsored ADR	2,300	59,708
*Maire Tecnimont SpA	193,000	652,518
Mediaset SpA	31,475	238,921
*Mediobanca SpA	32,877	359,316
Mediolanum SpA	8,499	47,477

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Milano Assicurazioni SpA	33,627	$92,055
*Mondadori (Arnoldo) Editore SpA	13,802	53,335
Parmalat SpA	239,349	600,003
Piaggio & C. SpA	18,418	50,206
*Pirelli & Co. Real Estate SpA	35,222	22,093
*Pirelli & Co. SpA	350,616	203,515
*Premafin Finanziaria SpA	13,262	19,313
Prysmian SpA	7,222	131,073
Recordati SpA	5,186	37,365
#*Safilo Group SpA	28,832	22,226
Saipem SpA	1,757	56,885
Saras SpA	28,397	79,505
*Snai SpA	15,775	61,917
Snam Rete Gas SpA	26,979	126,950
Societa Iniziative Autostradali e Servizi SpA	6,224	58,125
*Societe Cattolica di Assicurazoni Scrl SpA	5,529	170,450
Sol SpA	11,034	57,922
*Sorin SpA	26,362	44,522
*Telecom Italia Media SpA	351,766	45,174
Telecom Italia SpA Sponsored ADR	47,096	700,788
Tenaris SA ADR	1,800	79,200
Terna SpA	62,234	251,017
Tod’s SpA	719	47,291
*UniCredit SpA	678,478	1,870,979
Unione di Banche Italiane ScpA	60,807	834,643
*Unipol Gruppo Finanziario SpA	88,492	107,126
Vittoria Assicurazioni SpA	3,672	19,113

TOTAL ITALY		15,835,899

JAPAN — (14.0%)
77 Bank, Ltd. (The)	52,000	277,380
*Accordia Golf Co., Ltd.	74	74,865
Achilles Corp.	26,000	37,062
Adeka Corp.	11,700	112,470
Aderans Holdings Co., Ltd.	2,600	28,019
Advantest Corp. ADR	3,900	95,979
#AEON Co., Ltd.	36,200	359,391
Aeon Delight Co., Ltd.	1,500	19,851
Aeon Fantasy Co., Ltd.	4,600	51,573
Aica Kogyo Co., Ltd.	4,500	46,576
Aichi Bank, Ltd. (The)	1,200	86,685
Aichi Machine Industry Co., Ltd.	19,000	78,373
Aichi Steel Corp.	9,000	37,000
Aida Engineering, Ltd.	11,900	40,070
Aiphone Co., Ltd.	2,500	42,989
Air Water, Inc.	6,000	68,652
Aisan Industry Co., Ltd.	4,900	43,869
Aisin Seiki Co., Ltd.	15,700	414,288
Ajinomoto Co., Inc.	30,000	284,234
#*Akebono Brake Industry Co., Ltd.	7,100	38,822
Akita Bank, Ltd. (The)	32,000	127,966
*Alfresa Holdings Corp.	3,200	132,240
All Nippon Airways Co., Ltd.	11,000	31,950
Aloka Co., Ltd.	4,600	33,237
Alpen Co., Ltd.	2,300	33,639
*Alpine Electronics, Inc.	3,800	43,894
*Alps Electric Co., Ltd.	24,200	138,564
Alps Logistics Co., Ltd.	2,200	20,436
Amada Co., Ltd.	46,000	307,269
Amano Corp.	10,400	88,491
*Anritsu Corp.	21,000	81,862

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
AOC Holdings, Inc.	3,200	$19,666
AOKI Holdings, Inc.	4,000	40,791
Aomori Bank, Ltd. (The)	10,000	23,504
Aoyama Trading Co., Ltd.	9,100	126,218
*Aozora Bank, Ltd.	101,000	127,536
Arakawa Chemical Industries, Ltd.	3,900	44,599
Arcs Co., Ltd.	4,600	62,482
#Ariake Japan Co., Ltd.	1,700	25,293
As One Corp.	2,100	37,591
Asahi Breweries, Ltd.	5,200	100,882
Asahi Diamond Industrial Co., Ltd.	6,000	41,323
Asahi Glass Co., Ltd.	52,000	518,424
Asahi Holdings, Inc.	3,100	46,931
Asahi Kasei Corp.	72,000	357,876
Asahi Organic Chemicals Industry Co., Ltd.	15,000	35,410
#*Asahi Tec Corp.	736,000	169,381
Asatsu-DK, Inc.	3,500	71,421
#Asics Corp.	5,000	49,380
ASKA Pharmaceutical Co., Ltd.	6,000	40,710
Astellas Pharma, Inc.	2,800	103,269
Atsugi Co., Ltd.	29,000	36,211
Autobacs Seven Co., Ltd.	5,300	159,935
#Avex Group Holdings, Inc.	4,700	39,025
Awa Bank, Ltd. (The)	26,000	142,503
Bando Chemical Industries, Ltd.	16,000	47,594
Bank of Iwate, Ltd. (The)	2,200	123,282
Bank of Kyoto, Ltd. (The)	22,000	181,881
Bank of Nagoya, Ltd. (The)	23,000	89,378
Bank of Okinawa, Ltd. (The)	2,600	97,124
Bank of Saga, Ltd. (The)	25,000	70,843
Bank of the Ryukyus, Ltd.	4,600	51,365
Bank of Yokohama, Ltd.	71,000	335,682
Benesse Holdings, Inc.	1,200	50,455
Best Denki Co., Ltd.	13,000	34,650
Bridgestone Corp.	10,300	164,151
Brother Industries, Ltd.	33,600	362,553
Bunka Shutter Co., Ltd.	10,000	32,074
*Calsonic Kansei Corp.	28,000	75,989
Canon Electronics, Inc.	2,800	60,031
Canon Marketing Japan, Inc.	8,400	116,175
*Canon, Inc. Sponsored ADR	6,560	256,562
#Capcom Co., Ltd.	1,600	26,500
#Casio Computer Co., Ltd.	29,700	217,278
Cawachi, Ltd.	1,800	35,283
*Cedyna Financial Corp.	12,400	23,822
Central Glass Co., Ltd.	24,000	98,693
Central Japan Railway Co.	11	80,842
Century Tokyo Leasing Corp.	7,100	84,184
Chiba Bank, Ltd. (The)	46,000	277,634
*Chiba Kogyo Bank, Ltd. (The)	3,000	21,611
#Chiyoda Co., Ltd.	2,300	29,985
#Chiyoda Corp.	18,000	163,970
#Chofu Seisakusho Co., Ltd.	3,300	76,939
Chubu Electric Power Co., Ltd.	5,600	141,802
Chubu Shiryo Co., Ltd.	3,000	27,652
Chudenko Corp.	3,900	48,450
Chuetsu Pulp & Paper Co., Ltd.	20,000	33,561
Chugai Pharmaceutical Co., Ltd.	2,500	44,638
Chugai Ro Co., Ltd.	14,000	37,869
Chugoku Bank, Ltd. (The)	10,000	127,843
#Chugoku Electric Power Co., Ltd. (The)	2,900	56,806

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chugoku Marine Paints, Ltd.	5,000	$33,382
Chukyo Bank, Ltd. (The)	15,000	43,902
Chuo Mitsui Trust Holdings, Inc.	61,000	215,958
Chuo Spring Co., Ltd.	4,000	12,020
Circle K Sunkus Co., Ltd.	5,400	69,834
Citizen Holdings Co., Ltd.	37,900	248,646
CKD Corp.	11,200	75,822
#*CMK Corp.	11,500	88,095
Coca-Cola Central Japan Co., Ltd.	3,500	43,477
Coca-Cola West Co., Ltd.	6,900	115,110
Commuture Corp.	4,000	23,308
Comsys Holdings Corp.	16,000	158,790
Corona Corp.	2,600	35,173
Cosel Co., Ltd.	4,000	52,326
Cosmo Oil Co., Ltd.	79,000	171,517
Credit Saison Co., Ltd.	20,000	249,148
*CSK Holdings Corp.	7,500	34,048
#Culture Convenience Club Co., Ltd.	4,600	22,053
Dai Nippon Printing Co., Ltd.	38,000	521,082
#Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	63,855
Daicel Chemical Industries, Ltd.	40,000	240,800
Dai-Dan Co., Ltd.	9,000	47,347
#Daido Metal Co., Ltd.	10,000	24,140
#*Daido Steel Co., Ltd.	49,000	178,648
Daidoh, Ltd.	4,000	29,194
#*Daiei, Inc. (The)	9,250	31,853
#Daifuku Co., Ltd.	11,500	72,057
Daihatsu Motor Co., Ltd.	8,000	76,660
Daihen Corp.	9,000	36,382
#*Daiichi Chuo Kisen Kaisha	24,000	60,683
Daiichi Sankyo Co., Ltd.	4,600	95,598
Daiken Corp.	20,000	49,713
Daikin Industries, Ltd.	2,700	100,318
Daikoku Denki Co., Ltd.	2,100	39,268
#*Daikyo, Inc.	36,000	74,411
Daimei Telecom Engineering Corp.	4,000	29,775
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	54,602
*Dainippon Screen Manufacturing Co., Ltd.	20,000	97,546
Daio Paper Corp.	7,000	56,737
Daisan Bank, Ltd. (The)	12,000	31,862
Daiseki Co., Ltd.	1,800	37,779
Daishi Bank, Ltd. (The)	42,000	140,765
Daiso Co., Ltd.	15,000	36,835
Daito Trust Construction Co., Ltd.	1,700	80,635
Daiwa House Industry Co., Ltd.	31,000	325,994
Daiwa Securities Co., Ltd.	66,000	330,049
Daiwabo Holdings Co., Ltd.	14,000	28,825
DCM Japan Holdings Co., Ltd.	11,400	68,387
Denki Kagaku Kogyo Kabushiki Kaisha	59,000	239,795
Denki Kogyo Co., Ltd.	7,000	32,402
Denso Corp.	18,800	552,334
#Dentsu, Inc.	11,300	260,071
Denyo Co., Ltd.	5,400	43,521
Descente, Ltd.	11,000	57,310
DIC Corp.	74,000	131,616
Disco Corp.	2,700	149,682
#Don Quijote Co., Ltd.	2,200	49,138
Doshisha Co., Ltd.	3,000	64,304
Doutor Nichires Holdings Co., Ltd.	3,100	39,137
Dowa Holdings Co., Ltd.	24,000	133,614
DTS Corp.	3,900	37,561

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Duskin Co., Ltd.	6,900	$122,440
DyDo Drinco, Inc.	1,600	53,093
eAccess, Ltd.	64	45,261
East Japan Railway Co.	2,200	147,703
#*Ebara Corp.	53,000	222,253
#Edion Corp.	6,200	64,479
Ehime Bank, Ltd. (The)	11,000	31,016
Eighteenth Bank, Ltd. (The)	27,000	75,928
#Eisai Co., Ltd.	2,100	78,078
Eizo Nanao Corp.	2,100	52,153
Electric Power Development Co., Ltd.	3,000	87,088
*Elpida Memory, Inc.	4,900	86,497
Enplas Corp.	1,300	22,598
ESPEC Corp.	5,900	32,817
Exedy Corp.	4,100	90,411
Ezaki Glico Co., Ltd.	9,000	98,669
F&A Aqua Holdings, Inc.	2,100	22,960
FamilyMart Co., Ltd.	1,400	44,275
Fancl Corp.	2,900	58,004
Fanuc, Ltd.	1,300	124,393
#Fast Retailing Co., Ltd.	200	33,316
#*FDK Corp.	21,000	29,834
Foster Electric Co., Ltd.	4,700	144,194
France Bed Holdings Co., Ltd.	27,000	38,085
Fuji Co., Ltd.	2,400	46,202
#*Fuji Electric Holdings Co., Ltd.	64,000	126,910
*Fuji Fire & Marine Insurance Co., Ltd. (The)	16,000	17,616
*Fuji Heavy Industries, Ltd.	76,000	357,040
Fuji Oil Co., Ltd.	4,400	62,893
Fuji Soft, Inc.	2,500	40,053
Fujicco Co., Ltd.	4,000	47,762
FUJIFILM Holdings Corp.	17,900	573,313
Fujikura, Ltd.	53,000	284,070
Fujitec Co., Ltd.	8,000	43,992
Fujitsu Frontech, Ltd.	5,600	42,996
Fujitsu, Ltd.	40,500	247,005
Fukui Bank, Ltd. (The)	27,000	87,208
Fukuoka Financial Group, Inc.	56,000	205,025
#Fukuyama Transporting Co., Ltd.	22,000	104,061
#Funai Electric Co., Ltd.	2,700	133,988
Furukawa Co., Ltd.	19,000	21,202
Furukawa Electric Co., Ltd.	33,000	159,337
Furukawa-Sky Aluminum Corp.	18,000	31,133
Fuso Pharmaceutical Industries, Ltd.	13,000	43,743
Futaba Corp.	2,500	43,067
*Futaba Industrial Co., Ltd.	2,400	21,712
Fuyo General Lease Co., Ltd.	3,100	70,042
GEO Co., Ltd.	57	59,493
Glory, Ltd.	9,000	197,769
GMO Internet, Inc.	7,900	31,703
Godo Steel, Ltd.	13,000	27,069
Goldcrest Co., Ltd.	3,510	97,683
#GS Yuasa Corp.	18,000	115,168
Gunma Bank, Ltd. (The)	33,000	170,135
Gunze, Ltd.	29,000	104,640
#H2O Retailing Corp.	19,000	114,201
#Hachijuni Bank, Ltd. (The)	28,000	161,468
Hakuhodo Dy Holdings, Inc.	2,630	128,258
Hakuto Co., Ltd.	5,400	46,832
Hamamatsu Photonics K.K.	4,200	100,177
Hankyu Hanshin Holdings, Inc.	21,000	96,842

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hanwa Co., Ltd.	25,000	$91,881
Happinet Corp.	2,500	30,428
Harashin Narus Holdings Co., Ltd.	900	10,112
*Haseko Corp.	21,000	17,680
Heiwa Corp.	3,000	32,294
Heiwa Real Estate Co., Ltd.	14,500	44,342
Heiwado Co., Ltd.	5,400	70,267
Hibiya Engineering, Ltd.	6,000	53,174
Higashi-Nippon Bank, Ltd.	18,000	34,313
Higo Bank, Ltd. (The)	28,000	152,372
#Hikari Tsushin, Inc.	4,000	68,807
Hino Motors, Ltd.	45,000	168,823
#Hirose Electric Co., Ltd.	600	64,238
#Hiroshima Bank, Ltd. (The)	55,000	217,496
HIS Co., Ltd.	2,400	46,369
HISAKA WORKS, LTD.	5,000	47,616
Hisamitsu Pharmaceutical Co., Inc.	1,000	35,969
#Hitachi Cable, Ltd.	33,000	97,492
Hitachi Chemical Co., Ltd.	14,800	315,555
#Hitachi Construction Machinery Co., Ltd.	10,900	228,525
#*Hitachi High-Technologies Corp.	10,000	200,079
Hitachi Koki Co., Ltd.	9,000	95,916
Hitachi Kokusai Electric, Inc.	10,000	90,831
Hitachi Medical Corp.	6,000	50,785
Hitachi Metals, Ltd.	22,000	212,091
Hitachi Transport System, Ltd.	6,900	91,312
*Hitachi Zosen Corp.	82,000	118,791
*Hitachi, Ltd. Sponsored ADR	14,780	506,215
Hogy Medical Co., Ltd.	600	29,202
Hokkaido Electric Power Co., Inc.	2,900	55,160
Hokkaido Gas Co., Ltd.	7,000	18,698
Hokkan Holdings, Ltd.	15,000	36,036
Hokkoku Bank, Ltd. (The)	37,000	132,505
Hokuetsu Bank, Ltd. (The)	16,000	25,769
Hokuetsu Kishu Paper Co., Ltd.	17,000	84,929
*Hokuhoku Financial Group, Inc.	70,000	145,285
Hokuriku Electric Power Co., Inc.	3,800	82,244
Honda Motor Co., Ltd.	300	10,167
Honda Motor Co., Ltd. Sponsored ADR	21,900	742,629
Horiba, Ltd.	1,500	36,118
#Hosiden Corp.	7,900	93,688
House Foods Corp.	8,100	119,059
Hoya Corp.	5,800	154,644
Hyakugo Bank, Ltd. (The)	30,000	137,254
Hyakujishi Bank, Ltd. (The)	35,000	131,236
Ibiden Co., Ltd.	11,000	375,609
IBJ Leasing Co., Ltd.	2,000	35,869
Ichiyoshi Securities Co., Ltd.	4,100	25,832
Icom, Inc.	2,100	49,986
*Idec Corp.	4,000	27,020
Idemitsu Kosan Co., Ltd.	2,600	166,278
*IHI Corp.	163,000	250,806
#Iida Home Max	2,400	41,515
#Iino Kaiun Kaisha, Ltd.	4,700	23,131
Imasen Electric Industrial Co., Ltd.	3,000	39,156
Imperial Hotel, Ltd.	550	9,695
Inaba Denki Sangyo Co., Ltd.	1,400	32,942
Inaba Seisakusho Co., Ltd.	3,700	35,995
Inabata & Co., Ltd.	12,900	51,759
Inageya Co., Ltd.	2,000	20,825
Ines Corp.	8,100	61,627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
INPEX Corp.	8	$58,539
#*Iseki & Co., Ltd.	18,000	52,083
#Isetan Mitsukoshi Holdings, Ltd.	29,200	274,403
*Ishihara Sangyo Kaisha, Ltd.	22,000	16,762
*Isuzu Motors, Ltd.	135,000	287,250
#ITO EN, Ltd.	1,700	25,279
Itochu Corp.	95,000	741,622
Itochu Enex Co., Ltd.	9,100	38,441
Itochu Techno-Solutions Corp.	1,900	57,608
Itochu-Shokuhin Co., Ltd.	300	10,069
Itoham Foods, Inc.	21,000	76,322
#Iwatani International Corp.	11,000	30,274
#Iyo Bank, Ltd. (The)	17,000	140,315
Izumi Co., Ltd.	2,800	34,029
Izumiya Co., Ltd.	7,000	30,126
#*J Front Retailing Co., Ltd.	72,000	342,891
*Japan Airlines System Corp.	18,000	401
Japan Airport Terminal Co., Ltd.	9,100	124,055
Japan Aviation Electronics Industry, Ltd.	5,000	35,798
Japan Cash Machine Co., Ltd.	4,900	41,240
Japan Digital Laboratory Co., Ltd.	4,100	47,977
Japan Petroleum Exploration Co., Ltd.	1,900	89,179
Japan Pulp & Paper Co., Ltd.	13,000	43,825
Japan Steel Works, Ltd. (The)	1,000	12,285
Japan Tobacco, Inc.	37	133,520
Japan Transcity Corp.	6,000	16,950
Japan Vilene Co., Ltd.	10,000	45,667
Japan Wool Textile Co., Ltd. (The)	5,000	36,684
Jeol, Ltd.	3,000	10,981
JFE Holdings, Inc.	5,100	177,330
JFE Shoji Holdings, Inc.	24,000	84,124
JGC Corp.	2,000	37,333
J-Oil Mills, Inc.	9,000	28,213
#Joshin Denki Co., Ltd.	5,000	41,734
Joyo Bank, Ltd. (The)	39,000	157,747
JS Group Corp.	19,600	345,922
JSP Corp.	6,600	83,284
JSR Corp.	17,400	343,830
JTEKT Corp.	21,900	247,370
#*Juki Corp.	31,000	31,998
Juroku Bank, Ltd.	43,000	168,227
*JVC Kenwood Holdings, Inc.	36,000	16,279
#Kadokawa Holdings, Inc.	1,400	33,635
#Kaga Electronics Co., Ltd.	3,900	40,559
Kagawa Bank, Ltd. (The)	8,000	27,762
#Kagome Co., Ltd.	2,800	48,719
Kagoshima Bank, Ltd. (The)	24,000	170,748
#Kajima Corp.	53,000	110,958
#Kakaku.com, Inc.	11	40,386
Kaken Pharmaceutical Co., Ltd.	5,000	42,285
Kameda Seika Co., Ltd.	2,100	38,331
Kamei Corp.	7,000	32,558
Kamigumi Co., Ltd.	33,000	248,049
Kanagawa Chuo Kotsu Co., Ltd.	7,000	39,435
Kandenko Co., Ltd.	13,000	82,801
Kaneka Corp.	37,000	238,632
*Kanematsu Corp.	23,000	18,078
Kanematsu Electronics, Ltd.	2,400	21,898
Kansai Electric Power Co., Inc.	6,400	145,643
Kansai Paint Co., Ltd.	26,000	210,532
Kanto Auto Works, Ltd.	6,300	51,057

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Kanto Denka Kogyo Co., Ltd.	12,000	$82,494
Kanto Natural Gas Development Co., Ltd.	6,000	31,553
*Kanto Tsukuba Bank, Ltd. (The)	11,500	33,406
Kao Corp.	3,000	72,378
Kasumi Co., Ltd.	8,000	40,668
Katakura Industries Co., Ltd.	4,000	35,087
Kato Sangyo Co., Ltd.	3,600	62,501
#Kato Works Co., Ltd.	15,000	24,578
#Kawasaki Heavy Industries, Ltd.	58,000	148,964
#*Kawasaki Kisen Kaisha, Ltd.	66,000	233,104
*Kayaba Industry Co., Ltd.	21,000	68,378
KDDI Corp.	28	147,595
#Keihan Electric Railway Co., Ltd.	10,000	40,561
Keihin Corp.	3,300	51,072
#Keihin Electric Express Railway Co., Ltd.	7,000	53,863
Keio Corp.	10,000	63,037
Keisei Electric Railway Co., Ltd.	16,000	87,707
Keiyo Bank, Ltd. (The)	36,000	168,898
#Keiyo Co., Ltd.	6,000	26,594
*Kenedix, Inc.	137	41,994
#Key Coffee, Inc.	2,800	48,857
Keyence Corp.	220	50,629
Kikkoman Corp.	11,000	128,490
Kinden Corp.	20,000	181,052
#Kintetsu Corp.	25,000	86,380
Kintetsu World Express, Inc.	1,600	41,004
Kirin Holdings Co., Ltd.	16,000	243,890
#Kisoji Co., Ltd.	2,100	44,738
Kissei Pharmaceutical Co., Ltd.	3,000	60,618
Kita-Nippon Bank, Ltd. (The)	1,300	37,512
Kitz Corp.	11,000	54,849
Kiyo Holdings, Inc.	96,000	119,034
Koa Corp.	7,200	74,036
Kobayashi Pharmaceutical Co., Ltd.	1,400	55,774
*Kobe Steel, Ltd.	195,000	349,498
Kohnan Shoji Co., Ltd.	2,900	32,553
Koito Manufacturing Co., Ltd.	18,000	313,713
Kokuyo Co., Ltd.	11,200	85,562
Komatsu Seiren Co., Ltd.	9,000	35,441
Komatsu, Ltd.	8,900	179,092
Komeri Co., Ltd.	3,600	91,965
Komori Corp.	9,700	109,321
Konami Corp. ADR	1,900	31,920
Konica Minolta Holdings, Inc.	24,000	245,187
Konishi Co., Ltd.	4,800	45,429
Kose Corp.	1,800	36,362
#K’s Holdings Corp.	2,400	76,230
Kubota Corp. Sponsored ADR	4,000	178,760
#Kumiai Chemical Industry Co., Ltd.	14,000	42,256
Kurabo Industries, Ltd.	16,000	24,854
Kuraray Co., Ltd.	28,000	326,226
#Kureha Corp.	9,000	43,935
#Kurita Water Industries, Ltd.	2,000	61,930
Kuroda Electric Co., Ltd.	2,200	31,145
Kyocera Corp.	100	9,051
Kyocera Corp. Sponsored ADR	5,000	463,600
Kyodo Printing Co., Ltd.	17,000	45,396
Kyoei Steel, Ltd.	1,300	23,271
Kyorin Co., Ltd.	4,000	57,977
Kyoritsu Maintenance Co., Ltd.	2,400	36,345
Kyosan Electric Manufacturing Co., Ltd.	11,000	50,739

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kyowa Exeo Corp.	10,000	$87,982
Kyowa Hakko Kirin Co., Ltd.	15,000	156,318
Kyudenko Corp.	8,000	48,167
Kyushu Electric Power Co., Inc.	3,100	67,082
Lawson, Inc.	200	9,063
*Leopalace21 Corp.	12,600	46,161
Life Corp.	1,300	21,965
Lintec Corp.	6,700	128,200
Lion Corp.	10,000	48,262
Mabuchi Motor Co., Ltd.	3,700	202,307
Macnica, Inc.	2,900	48,090
Maeda Corp.	22,000	60,092
Maeda Road Construction Co., Ltd.	11,000	81,514
Maezawa Kyuso Industries Co., Ltd.	2,600	37,268
#*Makino Milling Machine Co., Ltd.	12,000	55,388
Makita Corp.	4,500	150,985
Makita Corp. Sponsored ADR	5,012	167,150
#Mandom Corp.	1,300	36,040
Marubeni Corp.	115,000	667,847
Marudai Food Co., Ltd.	17,000	52,024
Maruetsu, Inc. (The)	7,000	29,784
Maruha Nichiro Holdings, Inc.	53,000	73,615
Marui Group Co., Ltd.	40,600	247,815
Maruichi Steel Tube, Ltd.	3,700	66,930
Marusan Securities Co., Ltd.	6,100	34,291
Maruzen Showa Unyu Co., Ltd.	13,000	41,630
Maspro Denkoh Corp.	4,400	39,989
Matsui Securities Co., Ltd.	2,800	19,088
Matsumotokiyoshi Holdings Co., Ltd.	300	6,553
*Matsuya Co., Ltd.	2,000	16,955
Matsuya Foods Co., Ltd.	3,000	44,625
Max Co., Ltd.	2,000	19,228
Maxvalu Tokai Co., Ltd.	1,600	19,667
*Mazda Motor Corp.	112,000	303,828
Medipal Holdings Corp.	10,600	132,599
#*Megmilk Snow Brand Co., Ltd.	2,200	31,758
#Meidensha Corp.	13,000	57,653
*Meiji Holdings Co., Ltd.	4,987	188,193
#Meitec Corp.	1,500	25,792
#Meito Sangyo Co., Ltd.	1,100	15,224
Mercian Corp.	21,000	43,759
Michinoku Bank, Ltd. (The)	18,000	34,998
Mikuni Coca-Cola Bottling Co., Ltd.	4,200	33,073
Mimasu Semiconductor Industry Co., Ltd.	4,300	51,220
*Minato Bank, Ltd. (The)	21,000	25,556
#Minebea Co., Ltd.	49,000	260,163
Ministop Co., Ltd.	1,800	21,217
Miraca Holdings, Inc.	2,600	77,560
Misumi Group, Inc.	2,500	43,448
*Mito Securities Co., Ltd.	13,000	29,092
#Mitsubishi Chemical Holdings Corp.	96,500	401,997
Mitsubishi Corp.	54,500	1,317,877
*Mitsubishi Electric Corp.	21,000	163,659
Mitsubishi Estate Co., Ltd.	6,000	97,136
Mitsubishi Gas Chemical Co., Inc.	46,000	243,400
#Mitsubishi Heavy Industries, Ltd.	88,000	306,831
Mitsubishi Logistics Corp.	12,000	131,506
*Mitsubishi Materials Corp.	106,000	275,035
*Mitsubishi Motors Corp.	67,000	92,367
Mitsubishi Paper Mills, Ltd.	29,000	34,269
Mitsubishi Pencil Co., Ltd.	3,400	43,257

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Rayon Co., Ltd.	74,000	$306,123
*Mitsubishi Steel Manufacturing Co., Ltd.	9,000	15,691
Mitsubishi Tanabe Pharma Corp.	10,000	141,664
Mitsubishi UFJ Financial Group, Inc.	54,200	278,917
Mitsubishi UFJ Financial Group, Inc. ADR	151,264	775,984
Mitsuboshi Belting, Ltd.	7,000	28,455
Mitsui & Co., Ltd.	15,000	220,627
Mitsui & Co., Ltd. Sponsored ADR	2,651	773,933
Mitsui Chemicals, Inc.	77,000	205,870
#Mitsui Engineering & Shipbuilding Co., Ltd.	83,000	200,460
*Mitsui Fudosan Co., Ltd.	5,000	84,091
Mitsui Home Co., Ltd.	9,000	44,601
Mitsui Knowledge Industry Co., Ltd.	221	38,633
*Mitsui Mining & Smelting Co., Ltd.	77,000	202,853
*Mitsui O.S.K. Lines, Ltd.	53,000	330,377
Mitsui Sugar Co., Ltd.	11,000	35,634
Mitsui Sumitomo Insurance Group Holdings, Inc.	16,600	415,505
Mitsui-Soko Co., Ltd.	15,000	53,476
*Mitsumi Electric Co., Ltd.	8,500	147,786
Mitsuuroko Co., Ltd.	3,800	26,620
Miura Co., Ltd.	1,700	43,675
Miyazaki Bank, Ltd. (The)	19,000	58,716
Mizuho Financial Group, Inc.	206,000	397,553
*Mizuho Investors Securities Co., Ltd.	72,000	72,232
Mizuho Securities Co., Ltd.	87,000	256,321
#*Mizuho Trust & Banking Co., Ltd.	40,000	40,146
Mizuno Corp.	7,000	33,375
Mochida Pharmaceutical Co., Ltd.	4,000	39,392
Modec, Inc.	1,300	25,040
Monex Group, Inc.	50	21,396
Mori Seiki Co., Ltd.	9,900	99,838
Morinaga & Co., Ltd.	8,000	17,430
Morinaga Milk Industry Co., Ltd.	26,000	104,274
Morita Holdings Corp.	9,000	39,703
#Mos Food Services, Inc.	3,200	53,037
Moshi Moshi Hotline, Inc.	2,100	37,340
MR Max Corp.	8,300	37,506
Murata Manufacturing Co., Ltd.	6,600	362,091
Musashino Bank, Ltd.	3,900	105,135
Nabtesco Corp.	17,000	200,187
#Nachi-Fujikoshi Corp.	10,000	28,259
Nagano Bank, Ltd. (The)	15,000	30,052
Nagase & Co., Ltd.	15,000	174,234
#Nagoya Railroad Co., Ltd.	24,000	70,684
Nakayama Steel Works, Ltd.	11,000	14,945
Namco Bandai Holdings, Inc.	20,500	204,078
#Nankai Electric Railway Co., Ltd.	10,000	40,448
#Nanto Bank, Ltd. (The)	27,000	146,502
*NEC Corp.	117,000	301,681
*NEC Electronics Corp.	5,400	45,004
NEC Fielding, Ltd.	2,500	36,358
NEC Mobiling, Ltd.	2,800	73,099
NEC Networks & System Integration Corp.	1,200	12,894
Net One Systems Co., Ltd.	26	29,297
Neturen Co., Ltd.	4,600	28,187
#NGK Insulators, Ltd.	11,000	240,243
#NGK Spark Plug Co., Ltd.	21,000	243,741
#NHK Spring Co., Ltd.	27,000	234,685
*Nice Holdings, Inc.	16,000	34,657
*Nichias Corp.	18,000	66,249
Nichicon Corp.	9,800	111,396

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nichii Gakkan Co.	8,600	$79,597
#Nichirei Corp.	35,000	131,030
Nidec Corp.	700	68,536
#Nidec Corp. ADR	4,317	105,507
Nidec Sankyo Corp.	6,000	52,462
Nifco, Inc.	1,800	39,165
Nihon Dempa Kogyo Co., Ltd.	1,000	20,944
Nihon Kohden Corp.	2,300	36,480
Nihon Parkerizing Co., Ltd.	3,000	37,979
Nihon Unisys, Ltd.	10,400	78,372
Nikkiso Co., Ltd.	4,000	22,676
Nikon Corp.	1,000	20,515
Nintendo Co., Ltd.	600	167,281
Nippo Corp.	7,000	47,687
Nippon Beet Sugar Manufacturing Co., Ltd.	21,000	56,231
#Nippon Carbon Co., Ltd.	14,000	39,711
Nippon Ceramic Co., Ltd.	3,800	45,272
Nippon Chemical Industrial Co., Ltd.	16,000	36,775
*Nippon Chemi-Con Corp.	18,000	66,373
Nippon Denko Co., Ltd.	3,000	18,214
Nippon Densetsu Kogyo Co., Ltd.	7,000	53,702
Nippon Electric Glass Co., Ltd.	38,000	534,563
Nippon Express Co., Ltd.	59,000	247,278
Nippon Flour Mills Co., Ltd.	15,000	73,946
Nippon Gas Co., Ltd.	3,600	55,342
#Nippon Kayaku Co., Ltd.	25,000	208,866
Nippon Koei Co., Ltd.	18,000	56,690
Nippon Konpo Unyu Soko Co., Ltd.	9,000	95,799
*Nippon Light Metal Co., Ltd.	32,000	31,280
Nippon Meat Packers, Inc.	23,000	289,902
Nippon Metal Industry Co., Ltd.	12,000	18,504
Nippon Mining Holdings, Inc.	83,478	359,473
Nippon Oil Corp.	77,000	359,803
#Nippon Paint Co., Ltd.	23,000	143,160
Nippon Paper Group, Inc.	6,900	180,146
*Nippon Road Co., Ltd. (The)	23,000	46,295
Nippon Seiki Co., Ltd.	2,000	22,018
#Nippon Sheet Glass Co., Ltd.	83,000	214,384
Nippon Shinyaku Co., Ltd.	7,000	79,834
Nippon Shokubai Co., Ltd.	15,000	133,511
Nippon Signal Co., Ltd.	8,500	81,113
Nippon Soda Co., Ltd.	12,000	44,372
Nippon Steel Corp.	46,000	166,798
#Nippon Suisan Kaisha, Ltd.	35,300	102,469
Nippon Synthetic Chemical Industry Co., Ltd. (The)	15,000	106,312
Nippon Telegraph & Telephone Corp. ADR	9,340	197,074
#Nippon Thompson Co., Ltd.	6,000	34,029
Nippon Valqua Industries, Ltd.	16,000	29,659
#Nippon Yakin Kogyo Co., Ltd.	15,000	56,065
*Nippon Yusen K.K.	58,000	200,245
#Nipro Corp.	6,000	126,183
Nishimatsu Construction Co., Ltd.	20,000	23,147
Nishimatsuya Chain Co., Ltd.	4,200	36,216
Nishi-Nippon Bank, Ltd.	92,000	237,752
Nishi-Nippon Railroad Co., Ltd.	15,000	58,098
Nissan Chemical Industries, Ltd.	4,000	52,680
*Nissan Motor Co., Ltd.	87,500	711,272
Nissan Shatai Co., Ltd.	14,000	118,816
Nissei Corp.	2,900	20,766
Nissha Printing Co., Ltd.	1,100	46,246
Nisshin Oillio Group, Ltd. (The)	18,000	96,209

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshin Seifun Group, Inc.	3,500	$46,764
Nisshin Steel Co., Ltd.	110,000	186,631
Nisshinbo Holdings, Inc.	22,000	191,085
Nissin Corp.	17,000	36,099
Nissin Electric Co., Ltd.	13,000	64,737
#Nissin Foods Holdings Co., Ltd.	1,600	52,693
Nissin Kogyo Co., Ltd.	6,600	102,168
Nitori Co., Ltd.	400	30,172
Nitta Corp.	1,600	23,444
Nittetsu Mining Co., Ltd.	13,000	57,451
Nitto Boseki Co., Ltd.	19,000	41,871
Nitto Denko Corp.	13,000	500,665
Nitto Electric Works, Ltd.	5,100	52,072
#Nitto Kohki Co., Ltd.	2,500	52,586
NOF Corp.	25,000	101,934
NOK Corp.	18,400	273,520
Nomura Holdings, Inc.	29,900	223,541
Nomura Holdings, Inc. ADR	24,100	180,268
Nomura Real Estate Holdings, Inc.	5,400	80,640
#Nomura Research Institute, Ltd.	1,800	39,996
Noritake Co., Ltd.	10,000	26,212
Noritsu Koki Co., Ltd.	5,600	37,593
Noritz Corp.	3,200	40,088
NS Solutions Corp.	3,400	52,272
#NSD Co., Ltd.	3,000	31,995
#NSK, Ltd.	54,000	391,523
NTN Corp.	60,000	259,377
NTT Data Corp.	13	40,504
NTT DoCoMo, Inc.	42	62,870
NTT DoCoMo, Inc. Sponsored ADR	7,000	104,300
#Obayashi Corp.	39,000	137,709
*Obic Business Consultants Co., Ltd.	800	35,734
Obic Co., Ltd.	500	93,766
Odakyu Electric Railway Co., Ltd.	10,000	81,171
Ogaki Kyoritsu Bank, Ltd. (The)	41,000	140,090
Oiles Corp.	2,520	34,515
Oita Bank, Ltd. (The)	27,000	96,189
Oji Paper Co., Ltd.	29,000	121,733
Okabe Co., Ltd.	9,000	31,105
Okamoto Industries, Inc.	13,000	49,701
Okamura Corp.	6,000	30,146
Okasan Securities Group, Inc.	22,000	104,578
*Oki Electric Industry Co., Ltd.	30,000	25,481
Okinawa Electric Power Co., Ltd.	1,500	81,441
#OKUMA Corp.	15,000	86,398
#Okumura Corp.	15,000	54,542
Okuwa Co., Ltd.	3,000	29,736
Olympus Corp.	3,000	89,889
Omron Corp.	13,400	267,730
Ono Pharmaceutical Co., Ltd.	1,100	49,069
Onoken Co., Ltd.	4,100	30,124
#Onward Holdings Co., Ltd.	17,000	110,058
Oracle Corp. Japan	1,000	43,072
Organo Corp.	7,000	44,989
Oriental Land Co., Ltd.	800	54,935
Osaka Gas Co., Ltd.	21,000	73,933
Osaka Steel Co., Ltd.	3,300	54,353
#Osaka Titanium Technologies Co., Ltd.	1,700	55,042
#Osaki Electric Co., Ltd.	4,000	38,484
OSG Corp.	6,400	69,969
Otsuka Corp.	600	32,709

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oyo Corp.	3,500	$26,232
Pacific Golf Group International Holdings K.K.	86	60,908
Pacific Industrial Co., Ltd.	10,000	52,155
#Pacific Metals Co., Ltd.	14,000	93,100
Pack Corp. (The)	2,600	33,833
*Pal Co., Ltd.	2,100	42,347
PanaHome Corp.	15,000	94,713
Panasonic Corp.	17,000	265,614
Panasonic Corp. Sponsored ADR	64,414	1,011,944
Panasonic Electric Works Co., Ltd.	19,000	208,104
*Panasonic Electric Works Information Systems Co., Ltd.	1,000	25,301
Paramount Bed Co., Ltd.	3,400	68,234
Parco Co., Ltd.	6,800	52,866
Paris Miki Holdings, Inc.	4,200	36,620
*Penta-Ocean Construction Co., Ltd.	24,000	24,940
Pigeon Corp.	1,400	55,102
Piolax, Inc.	2,600	44,396
#*Pioneer Electronic Corp.	13,700	53,266
Press Kogyo Co., Ltd.	9,000	16,367
*Prima Meat Packers, Ltd.	14,000	14,579
#Q.P. Corp.	10,900	121,435
Rengo Co., Ltd.	16,000	94,670
Resona Holdings, Inc.	7,200	89,810
Resorttrust, Inc.	2,600	32,287
*Rhythm Watch Co., Ltd.	18,000	28,104
Ricoh Co., Ltd.	28,000	400,810
Ricoh Leasing Co., Ltd.	2,600	59,033
Riken Corp.	9,000	31,127
*Riken Vitamin Co., Ltd.	100	2,662
Rinnai Corp.	1,400	65,398
Rohm Co., Ltd.	6,500	437,976
Rohto Pharmaceutical Co., Ltd.	4,000	48,714
Roland Corp.	1,600	13,722
Round One Corp.	2,900	18,977
Royal Co., Ltd.	2,800	28,082
*Ryobi, Ltd.	11,000	27,173
Ryohin Keikaku Co., Ltd.	800	33,983
Ryosan Co., Ltd.	4,300	103,321
Ryoshoku, Ltd.	2,100	53,899
Ryoyo Electro Corp.	4,900	41,488
Saibu Gas Co., Ltd.	31,000	86,170
Saizeriya Co., Ltd.	2,700	50,675
Sakai Chemical Industry Co., Ltd.	17,000	81,922
Sakata INX Corp.	12,000	49,323
Sakata Seed Corp.	3,100	39,765
*San-A Co., Ltd.	1,000	35,722
San-Ai Oil Co., Ltd.	8,000	30,532
*Sanden Corp.	17,000	47,200
San-in Godo Bank, Ltd. (The)	24,000	190,525
Sankei Building Co., Ltd.	9,200	56,669
#Sanken Electric Co., Ltd.	9,000	25,295
Sanki Engineering Co., Ltd.	5,000	33,651
Sankyo Co., Ltd.	1,400	74,859
*Sankyo-Tateyama Holdings, Inc.	47,000	58,283
Sankyu, Inc.	32,000	152,285
Sanoh Industrial Co., Ltd.	6,500	41,561
#Sanrio Co., Ltd.	4,700	36,440
Sanshin Electronics Co., Ltd.	3,800	28,906
Santen Pharmaceutical Co., Ltd.	3,100	97,569
Sanwa Holdings Corp.	25,000	67,975
Sanyo Chemical Industries, Ltd.	9,000	50,763

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Sanyo Electric Co., Ltd.	8,000	$13,342
#Sanyo Shokai, Ltd.	8,000	25,512
Sanyo Special Steel Co., Ltd.	10,000	38,121
Sapporo Hokuyo Holdings, Inc.	47,400	191,642
Sapporo Holdings, Ltd.	8,000	42,085
Sato Corp.	3,900	43,225
SBI Holdings, Inc.	2,246	427,000
Secom Co., Ltd.	1,200	53,771
Secom Techno Service Co., Ltd.	500	13,619
Sega Sammy Holdings, Inc.	11,200	126,781
#Seikagaku Corp.	4,100	42,113
Seiko Epson Corp.	15,300	255,082
Seiko Holdings Corp.	16,000	27,346
Seino Holdings Co., Ltd.	20,000	133,570
Seiren Co., Ltd.	8,400	51,152
Sekisui Chemical Co., Ltd.	33,000	222,938
Sekisui House, Ltd.	32,000	302,193
Sekisui Jushi Co., Ltd.	7,000	58,227
Sekisui Plastics Co., Ltd.	13,000	61,200
#Senko Co., Ltd.	12,000	44,800
#*Senshu Ikeda Holdings, Inc.	3,700	12,461
Senshukai Co., Ltd.	6,400	34,807
Seven & I Holdings Co., Ltd.	17,200	375,935
Sharp Corp.	63,000	752,219
*Shibaura Mechatronics Corp.	11,000	41,435
#Shibusawa Warehouse Co., Ltd.	8,000	25,431
Shiga Bank, Ltd.	29,000	171,696
Shikibo, Ltd.	29,000	42,215
Shikoku Bank, Ltd.	20,000	62,868
Shikoku Chemicals Corp.	11,000	59,809
Shikoku Electric Power Co., Inc.	1,800	49,207
#Shima Seiki Manufacturing Co., Ltd.	3,600	68,991
Shimachu Co., Ltd.	5,600	113,978
#Shimadzu Corp.	21,000	138,623
Shimamura Co., Ltd.	300	26,252
Shimano, Inc.	1,300	53,151
#Shimizu Bank, Ltd.	1,000	40,212
#Shimizu Corp.	25,000	94,905
Shin Nippon Air Technologies Co., Ltd.	3,500	23,977
*Shindengen Electric Manufacturing Co., Ltd.	22,000	59,296
Shin-Etsu Chemical Co., Ltd.	4,400	230,121
Shin-Etsu Polymer Co., Ltd.	9,200	57,864
Shinkawa, Ltd.	3,500	53,769
Shin-Keisei Electric Railway Co., Ltd.	7,000	27,912
Shinko Electric Industries Co., Ltd.	10,900	146,689
Shinko Plantech Co., Ltd.	4,400	47,089
Shinko Shoji Co., Ltd.	5,300	43,903
Shinmaywa Industries, Ltd.	15,000	46,537
#*Shinsei Bank, Ltd.	120,000	149,239
*Shinwa Kaiun Kaisha, Ltd.	18,000	56,074
Shionogi & Co., Ltd.	3,000	61,825
Shiseido Co., Ltd.	2,000	40,961
Shizuoka Bank, Ltd.	35,000	301,876
Shizuoka Gas Co., Ltd.	11,000	73,041
#Shochiku Co., Ltd.	4,000	36,852
Showa Corp.	5,900	32,793
Showa Denko K.K.	168,000	343,748
Showa Sangyo Co., Ltd.	16,000	52,266
Showa Shell Sekiyu K.K.	8,300	65,428
Sinanen Co., Ltd.	10,000	42,010
Sinfonia Technology Co., Ltd.	13,000	28,293

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sintokogio, Ltd.	3,800	$29,080
SKY Perfect JSAT Holdings, Inc.	257	109,853
SMC Corp.	700	84,497
#SMK Corp.	14,000	71,875
Softbank Corp.	4,800	122,044
Sohgo Security Services Co., Ltd.	8,100	93,424
Sojitz Corp.	164,100	301,756
Sompo Japan Insurance, Inc.	53,000	345,441
Sony Corp. Sponsored ADR	41,900	1,392,337
Sony Financial Holdings, Inc.	13	35,620
#Sotetsu Holdings, Inc.	11,000	47,157
Square Enix Holdings Co., Ltd.	1,500	29,966
SSP Co., Ltd.	7,000	40,188
Stanley Electric Co., Ltd.	14,800	282,017
Star Micronics Co., Ltd.	4,100	38,951
Starzen Corp.	3,000	7,829
#Sugi Holdings Co., Ltd.	1,400	32,937
#Sumco Corp.	13,400	230,603
Sumikin Bussan Corp.	19,000	37,997
Sumisho Computer Systems Corp.	2,200	30,777
Sumitomo Bakelite Co., Ltd.	32,000	173,291
Sumitomo Chemical Co., Ltd.	101,355	455,401
Sumitomo Corp.	45,300	509,951
Sumitomo Electric Industries, Ltd.	50,800	663,536
#Sumitomo Forestry Co., Ltd.	17,000	124,817
*Sumitomo Heavy Industries, Ltd.	68,000	346,720
#*Sumitomo Light Metal Industries, Ltd.	46,000	39,031
Sumitomo Metal Industries, Ltd.	49,000	134,848
Sumitomo Metal Mining Co., Ltd.	28,000	389,649
*Sumitomo Mitsui Construction Co., Ltd.	57,400	46,206
#Sumitomo Mitsui Financial Group, Inc.	31,900	1,029,640
Sumitomo Osaka Cement Co., Ltd.	44,000	63,906
Sumitomo Real Estate Sales Co., Ltd.	1,100	47,558
Sumitomo Realty & Development Co., Ltd.	5,000	88,600
#Sumitomo Rubber Industries, Ltd.	20,300	158,808
Sumitomo Seika Chemicals Co., Ltd.	14,000	54,045
Sumitomo Trust & Banking Co., Ltd.	56,000	310,247
Sumitomo Warehouse Co., Ltd.	23,000	100,710
#Sundrug Co., Ltd.	1,600	35,990
Suruga Bank, Ltd.	16,000	141,149
Suzuken Co., Ltd.	7,500	250,245
#Suzuki Motor Corp.	14,900	336,760
*SWCC Showa Holdings Co., Ltd.	45,000	42,963
#Sysmex Corp.	1,100	61,474
T&D Holdings, Inc.	1,600	33,048
T. Hasegawa Co., Ltd.	2,900	40,078
Tachibana Eletech Co., Ltd.	5,200	36,368
Tachi-S Co., Ltd.	4,800	41,158
Tadano, Ltd.	18,000	85,958
Taihei Dengyo Kaisha, Ltd.	6,000	49,680
*Taiheiyo Cement Corp.	119,000	133,934
Taikisha, Ltd.	2,700	38,611
#Taisei Corp.	117,000	226,271
Taisho Pharmaceutical Co., Ltd.	4,000	69,696
Taiyo Nippon Sanso Corp.	18,000	177,093
#Taiyo Yuden Co., Ltd.	15,000	230,250
Takamatsu Construction Group Co., Ltd.	2,600	32,772
Takara Holdings, Inc.	17,000	93,789
Takara Standard Co., Ltd.	13,000	73,122
Takasago International Corp.	7,000	33,851
#Takasago Thermal Engineering Co., Ltd.	11,000	91,526

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Takashimaya Co., Ltd.	37,000	$269,035
*Takata Corp.	3,800	83,607
Takeda Pharmaceutical Co., Ltd.	5,500	241,262
Takihyo Co., Ltd.	5,000	25,702
Takiron Co., Ltd.	10,000	25,912
Tamron Co., Ltd.	3,900	45,261
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	36,002
TDK Corp.	1,200	77,515
TDK Corp. Sponsored ADR	7,012	448,768
*Tecmo Koei Holdings Co., Ltd.	8,050	62,220
Teijin, Ltd.	105,000	318,412
Tenma Corp.	3,100	35,830
#Terumo Corp.	1,100	61,666
THK Co., Ltd.	12,500	246,759
TKC Corp.	2,500	46,274
Toa Corp.	27,000	27,954
Toagosei Co., Ltd.	29,000	110,992
Tobu Railway Co., Ltd.	15,000	80,496
TOC Co., Ltd.	17,300	68,325
Tochigi Bank, Ltd.	15,000	63,974
Toda Corp.	26,000	88,421
Toei Co., Ltd.	9,000	48,360
Toenec Corp.	7,000	38,363
Toho Bank, Ltd.	35,000	111,800
Toho Co., Ltd. (6895200)	2,700	44,652
*Toho Co., Ltd. (6895211)	4,000	15,038
Toho Gas Co., Ltd.	19,000	99,846
#Toho Holdings Co., Ltd.	3,000	39,694
#Toho Zinc Co., Ltd.	8,000	36,780
Tohuku Electric Power Co., Inc.	3,300	66,215
Tokai Carbon Co., Ltd.	20,000	93,486
Tokai Rika Co., Ltd.	10,600	222,181
Tokai Rubber Industries, Ltd.	3,000	34,659
Tokai Tokyo Financial Holdings, Inc.	28,000	105,431
Token Corp.	1,300	28,117
Tokio Marine Holdings, Inc.	19,900	535,077
Tokio Marine Holdings, Inc. ADR	1,000	26,670
Tokushima Bank, Ltd.	9,000	31,800
Tokushu Tokai Holdings Co., Ltd.	22,000	54,805
#*Tokuyama Corp.	22,000	116,736
Tokyo Dome Corp.	9,000	25,977
Tokyo Electric Power Co., Ltd.	11,800	317,870
Tokyo Electron, Ltd.	8,500	516,358
Tokyo Energy & Systems, Inc.	6,000	38,400
Tokyo Gas Co., Ltd.	19,000	76,946
Tokyo Ohka Kogyo Co., Ltd.	5,800	101,033
Tokyo Rakutenchi Co., Ltd.	7,000	27,879
Tokyo Rope Manufacturing Co., Ltd.	21,000	52,591
#*Tokyo Seimitsu Co., Ltd.	2,300	31,204
#Tokyo Steel Manufacturing Co., Ltd.	16,400	162,553
#Tokyo Style Co., Ltd.	13,000	91,669
Tokyo Tatemono Co., Ltd.	37,000	146,411
Tokyo Tomin Bank, Ltd.	5,000	67,322
Tokyotokeiba Co., Ltd.	31,000	44,705
Tokyu Community Corp.	2,000	45,067
*Tokyu Construction Co., Ltd.	6,880	17,437
Tokyu Corp.	17,000	68,934
Tokyu Land Corp.	49,000	184,801
Tomato Bank, Ltd.	6,000	12,413
Tomoku Co., Ltd.	21,000	45,834
Tonami Holdings Co., Ltd.	16,000	31,889

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
TonenGeneral Sekiyu K.K.	5,000	$41,490
#Topcon Corp.	4,200	21,644
*Toppan Forms Co., Ltd.	3,500	37,112
Toppan Printing Co., Ltd.	41,000	356,898
Topre Corp.	6,100	54,593
Topy Industries, Ltd.	13,000	21,689
#Toray Industries, Inc.	16,000	87,420
Torii Pharmaceutical Co., Ltd.	2,600	48,935
*Toshiba Corp.	19,000	103,813
Toshiba Machine Co., Ltd.	7,000	26,988
Toshiba Plant Kensetsu Co., Ltd.	5,000	60,855
*Toshiba TEC Corp.	20,000	74,654
Tosho Printing Co., Ltd.	11,000	18,975
#*Tosoh Corp.	69,000	177,438
*TOTO, Ltd.	25,000	151,320
Tottori Bank, Ltd.	13,000	35,131
*Towa Bank, Ltd.	52,000	37,359
#Toyo Corp.	2,400	19,415
Toyo Engineering Corp.	12,000	38,306
Toyo Ink Manufacturing Co., Ltd.	28,000	115,388
Toyo Kanetsu K.K.	27,000	49,726
Toyo Kohan Co., Ltd.	9,000	45,615
*Toyo Securities Co., Ltd.	21,000	38,625
Toyo Seikan Kaisha, Ltd.	14,100	198,755
Toyo Suisan Kaisha, Ltd.	1,000	26,389
Toyo Tanso Co, Ltd.	800	41,799
*Toyo Tire & Rubber Co., Ltd.	21,000	35,724
#Toyobo Co., Ltd.	81,000	122,519
Toyoda Gosei Co., Ltd.	10,700	294,631
Toyota Auto Body Co., Ltd.	5,400	94,927
Toyota Boshoku Corp.	8,300	181,634
Toyota Motor Corp. Sponsored ADR	26,776	2,061,752
Toyota Tsusho Corp.	15,100	229,104
#*Trans Cosmos, Inc.	5,800	52,281
*Trend Micro, Inc.	1,500	55,912
Trusco Nakayama Corp.	3,200	44,690
TS Tech Co., Ltd.	2,100	39,655
Tsubakimoto Chain Co.	7,000	31,177
Tsukishima Kikai Co., Ltd.	6,000	35,277
Tsumura & Co.	1,500	47,461
Tsuruha Holdings, Inc.	600	22,395
Tsurumi Manufacturing Co., Ltd.	1,000	6,965
Tsutsumi Jewelry Co., Ltd.	2,200	41,707
TV Asahi Corp.	35	56,751
Ube Industries, Ltd.	32,000	82,866
Uchida Yoko Co., Ltd.	8,000	23,160
#Ulvac, Inc.	4,300	108,893
#Uni-Charm Corp.	600	57,060
#Unicharm Petcare Corp.	1,100	36,654
Unimat Offisco Corp.	2,700	26,505
#Union Tool Co.	1,600	44,820
#Unipres Corp.	2,900	45,820
*Unitika, Ltd.	38,000	29,419
UNY Co., Ltd.	25,000	191,514
*Ushio, Inc.	6,200	104,869
USS Co., Ltd.	660	40,076
Valor Co., Ltd.	5,500	43,936
*Vital KSK Holdings, Inc.	7,300	45,251
Wacoal Corp.	9,000	105,664
Warabeya Nichiyo Co., Ltd.	2,700	32,934
Watami Food Service Co., Ltd.	1,600	29,278

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
West Japan Railway Co.	17	$58,606
Xebio Co., Ltd.	2,000	37,526
Yachiyo Bank, Ltd.	2,100	46,742
Yahagi Construction Co., Ltd.	5,000	29,649
#Yahoo! Japan Corp.	104	39,348
#Yakult Honsha Co., Ltd.	1,900	55,088
Yamada Denki Co., Ltd.	1,240	79,730
Yamagata Bank, Ltd.	24,000	114,337
Yamaguchi Financial Group, Inc.	22,000	217,992
Yamaha Corp.	23,500	279,046
#*Yamaha Motor Co., Ltd.	18,200	247,763
Yamamura Glass Co., Ltd.	19,000	60,776
Yamanashi Chuo Bank, Ltd.	22,000	93,915
#Yamatake Corp.	4,800	105,161
Yamato Holdings Co., Ltd.	7,000	96,138
Yamato Kogyo Co., Ltd.	5,400	169,683
#Yamazaki Baking Co., Ltd.	9,000	109,220
Yamazen Co., Ltd.	13,000	44,008
#Yaskawa Electric Corp.	23,000	190,370
Yellow Hat, Ltd.	3,300	25,553
Yodogawa Steel Works, Ltd.	18,000	73,700
Yokogawa Bridge Holdings Corp.	7,000	53,348
#Yokogawa Electric Corp.	35,800	288,831
Yokohama Reito Co., Ltd.	7,000	48,012
#Yokohama Rubber Co., Ltd.	25,000	94,574
Yomeishu Seizo Co., Ltd.	1,000	9,333
Yonekyu Corp.	3,500	32,377
Yorozu Corp.	4,600	58,632
#Yoshinoya Holdings Co., Ltd.	64	70,974
Yuasa Trading Co., Ltd.	40,000	33,928
Yuki Gosei Kogyo Co., Ltd.	6,000	15,017
Yurtec Corp.	7,000	35,071
Zeon Corp.	25,000	123,163
Zuken, Inc.	6,000	43,807

TOTAL JAPAN		107,030,568

MALAYSIA — (0.7%)
Aeon Co. Berhad	30,000	46,076
Affin Holdings Berhad	52,000	39,027
*Airasia Berhad	115,300	45,856
*Alliance Financial Group Berhad	132,400	96,564
*AMMB Holdings Berhad	122,400	173,836
*Axiata Group Berhad	148,725	141,891
*Bandar Raya Developments Berhad	35,000	15,530
*Batu Kawan Berhad	27,600	83,383
Berjaya Corp. Berhad	97,000	34,834
Berjaya Land Berhad	19,000	22,557
*Berjaya Media Berhad	2,425	736
Berjaya Sports Toto Berhad	16,071	19,813
Boustead Holdings Berhad	35,140	34,927
British American Tobacco Malaysia Berhad	3,400	41,914
*Chemical Co. of Malaysia Berhad	26,300	16,556
CIMB Group Holdings Berhad	47,200	174,656
Dialog Group Berhad	138,414	55,331
Digi.Com Berhad	6,100	39,004
*DRB-Hicom Berhad	140,000	42,501
*EON Capital Berhad	51,500	104,503
Gamuda Berhad	140,400	113,573
Genting Berhad	66,300	136,259
Genting Malaysia Berhad	48,400	39,293
*Genting Plantations Berhad	33,300	58,648

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Guiness Anchor Berhad	23,000	$45,838
*Hap Seng Plantations Holdings Berhad	84,900	58,500
Hong Leong Bank Berhad	22,000	52,431
Hong Leong Financial Group Berhad	41,700	92,252
Hong Leong Industries Berhad	31,400	43,919
*IGB Corp. Berhad	91,800	48,486
*IJM Corp. Berhad	142,660	191,822
*IJM Land Berhad	143,000	90,770
IJM Plantations Berhad	80,200	56,225
IOI Corp. Berhad	50,026	75,233
*Keck Seng (Malaysia) Berhad	19,000	21,934
*Kinsteel Berhad	144,000	42,775
KLCC Property Holdings Berhad	52,600	50,999
*KNM Group Berhad	328,500	70,193
*Kulim Malaysia Berhad	9,400	19,939
Lafarge Malayan Cement Berhad	33,600	61,879
*Landmarks Berhad	74,700	27,523
Lingkaran Trans Kota Holdings Berhad	39,000	32,901
Lion Industries Corp. Berhad	118,500	58,963
*Mah Sing Group Berhad	74,400	39,419
Malayan Banking Berhad	39,150	77,675
*Malaysian Airlines System Berhad	19,000	14,522
*Malaysian Bulk Carriers Berhad	61,200	55,146
Malaysian Pacific Industries Berhad	2,600	4,770
*Malaysian Resources Corp. Berhad	232,900	95,590
*Media Prima Berhad	38,000	19,606
MISC Berhad	31,900	74,509
*MMC Corp. Berhad	195,100	132,234
*Muhibbah Engineering Berhad	115,700	34,003
*Mulpha International Berhad	259,400	37,424
Nestle (Malaysia) Berhad	5,100	49,447
Oriental Holdings Berhad	16,800	28,254
*OSK Holdings Berhad	174,500	64,646
*OSK Ventures International Berhad	21,152	3,960
Parkson Holdings Berhad	29,391	47,713
Petronas Dagangan Berhad	17,100	43,582
Petronas Gas Berhad	14,200	40,625
Plus Expressways Berhad	51,300	49,762
*POS Malaysia Berhad	78,600	48,371
*PPB Group Berhad	29,100	136,026
*Proton Holdings Berhad	19,000	21,687
*RHB Capital Berhad	58,700	90,403
*Samling Global, Ltd. Berhad	168,000	14,320
SapuraCrest Petroleum Berhad	99,700	67,354
*Sarawak Oil Palms Berhad	13,800	10,774
*Selangor Properties Berhad	24,800	24,812
*Shell Refining Co. Federation of Malaysia Berhad	25,800	81,157
Sime Darby Berhad	29,200	72,703
SP Setia Berhad	42,600	50,276
Star Publications (Malaysia) Berhad	37,200	34,792
Sunrise Berhad	91,900	58,732
*Sunway City Berhad	62,000	57,972
*Sunway Holdings Berhad	100,300	38,911
*Ta Ann Holdings Berhad	23,600	31,655
*TA Enterprise Berhad	253,700	51,786
*TA Global Berhad (B3X17H6)	152,220	20,974
*TA Global Berhad (B4LM6X7)	152,220	16,512
*Tan Chong Motor Holdings Berhad	100,000	92,078
Telekom Malaysia Berhad.	49,500	45,211
Tenaga Nasional Berhad	17,000	39,648
*Titan Chemicals Corp. Berhad	171,700	63,626

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Top Glove Corp. Berhad	38,600	$126,408
*Tradewinds (Malaysia) Berhad	34,700	27,432
*TSH Resources Berhad	54,700	33,363
*UEM Land Holdings Berhad	28,750	12,378
*UMW Holdings Berhad	20,800	38,056
*Unisem (M) Berhad	88,000	56,509
*United Plantations Berhad	11,300	44,941
Wah Seong Corp. Berhad	52,000	35,270
YTL Corp. Berhad	39,270	84,839
YTL Power International Berhad	68,200	43,772
*Yu Neh Huat Berhad	98,751	47,330

TOTAL MALAYSIA		5,352,815

MEXICO — (0.8%)
*Alfa S.A.B. de C.V. Series A	35,800	231,660
America Movil S.A.B. de C.V. Series L	6,700	14,655
America Movil S.A.B. de C.V. Series L ADR	6,800	296,820
*Axtel S.A.B. de C.V.	75,000	66,628
#Banco Compartamos S.A. de C.V.	26,500	127,719
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	11,600	51,083
*Carso Infraestructura y Construccion S.A.B. de C.V.	98,440	61,713
*Cementos de Mexico S.A.B de C.V. Series B	206,648	190,691
*Cemex S.A.B. de C.V. Sponsored ADR	18,824	172,993
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	142,393
*Consorcio ARA S.A.B. de C.V.	102,900	66,161
*Corporacion GEO S.A.B. de C.V. Series B	38,000	100,956
Corporacion Moctezuma S.A.B. de C.V.	73,800	201,991
*Desarrolladora Homex S.A.B. de C.V.	28,600	146,324
Embotelladora Arca S.A.B. de C.V.	59,300	190,413
*Empresas ICA S.A.B. de C.V.	27,800	67,842
*Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	88,270
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	265,608
*Gruma S.A.B. de C.V. ADR	500	3,780
*Gruma S.A.B. de C.V. Series B	14,000	26,598
*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	23,700	35,586
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	229,293
*Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	12,110
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	193,280
*Grupo Carso S.A.B. de C.V. Series A-1	25,400	78,666
*Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	3,868
Grupo Continental S.A.B. de C.V.	33,300	87,807
Grupo Elektra S.A. de C.V.	925	47,179
*Grupo Financiero Banorte S.A.B. de C.V.	151,400	497,490
*Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	168,520
Grupo Industrial Bimbo S.A.B. de C.V. Series A	39,300	247,278
*Grupo Lamosa S.A.B. de C.V.	33,900	33,045
Grupo Mexico S.A.B. de C.V. Series B	357,701	727,435
*Grupo Modelo S.A.B. de C.V. Series C	23,500	116,781
*Grupo Simec, S.A. de C.V.	20,200	48,431
Grupo Televisa S.A. de C.V.	1,100	4,307
Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	132,872
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	117,000	139,541
*Industrias CH S.A.B. de C.V. Series B	27,100	89,401
*Industrias Penoles S.A.B. de C.V.	6,385	116,180
Kimberly Clark de Mexico S.A.B. de C.V. Series A	22,800	101,798
Mexichem S.A.B.de C.V.	100,618	216,159
#*Organizacion Soriana S.A.B. de C.V. Series B	110,300	256,102
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	48,450
Telmex Internacional S.A.B. de C.V. ADR	5,000	88,300
TV Azteca S.A.B. de C.V. Series A	161,100	84,368
*Urbi Desarrollos Urbanos S.A.B. de C.V.	64,500	134,474

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Wal-Mart de Mexico S.A.B. de C.V. Series V	22,600	$99,730

TOTAL MEXICO		6,552,749

NETHERLANDS — (2.1%)
Aalberts Industries NV	9,103	132,397
Accell Group NV	691	32,424
*Aegon NV	27,702	165,535
*Aegon NV ADR	74,494	441,004
*AFC Ajax NV	546	4,915
*Akzo Nobel NV	11,279	671,403
Akzo Nobel NV Sponsored ADR	500	29,775
Arcadis NV	5,239	115,971
ArcelorMittal NV	11,420	442,101
ArcelorMittal NV ADR	22,500	870,300
*ASM International NV	4,654	107,115
ASML Holding NV ADR	12,550	392,188
Brunel International NV	3,554	131,103
*Crucell NV ADR	6,591	127,865
*Draka Holding NV	1,372	23,254
Exact Holding NV	1,884	49,462
#Fugro NV	9,371	555,752
Grontmij NV	946	23,293
*Heijmans NV	23	410
Heineken NV	14,758	728,133
Imtech NV	4,510	121,844
*ING Groep NV	213	1,995
*ING Groep NV Sponsored ADR	263,004	2,472,238
#*InnoConcepts NV	16,887	19,314
KAS Bank NV	973	18,613
Koninklijke Ahold NV	60,910	765,385
Koninklijke Ahold NV ADR	400	5,024
Koninklijke Bam Groep NV	13,968	136,970
#Koninklijke Boskalis Westminster NV	6,193	217,421
Koninklijke DSM NV	18,148	845,840
Koninklijke KPN NV	12,546	207,743
Koninklijke Ten Cate NV	3,177	83,691
Koninklijke Vopak NV	3,394	254,219
Mediq NV	3,645	65,732
Nutreco Holding NV	3,422	181,537
*Oce NV	8,830	105,938
*Ordina NV	14,194	105,385
Philips Electronics NV	10,953	330,761
Philips Electronics NV ADR	58,800	1,778,112
*Randstad Holdings NV	13,545	650,060
Reed Elsevier NV	1,169	14,117
Reed Elsevier NV ADR	4,200	100,086
SBM Offshore NV	21,357	416,823
Sligro Food Group NV	1,113	33,657
Smit Internationale NV	1,539	131,819
*SNS Reaal Groep NV	7,650	44,837
*Super De Boer NV	11,242	—
Telegraaf Media Groep NV	3,910	74,472
TKH Group NV	3,826	73,413
TNT NV	37,839	1,086,295
#*TomTom NV	3,590	29,097
Unilever NV	2,976	91,125
Unilever NV ADR	11,120	340,050
*Unit 4 Agresso NV	1,534	36,371
*USG People NV	8,135	155,238
Wavin NV	3,699	8,374

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Wolters Kluwer NV	15,244	$318,188

TOTAL NETHERLANDS		16,366,184

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	58,896	53,364
Auckland International Airport, Ltd. (6123707)	91,156	124,111
*Auckland International Airport, Ltd. (61237RR)	5,697	7,757
Contact Energy, Ltd.	16,122	65,427
*Fisher & Paykel Appliances Holdings, Ltd.	56,324	23,658
Fisher & Paykel Healthcare Corp., Ltd.	22,714	53,874
Fletcher Building, Ltd.	65,656	364,781
Infratil, Ltd.	25,177	29,040
Mainfreight, Ltd.	14,201	56,993
New Zealand Oil & Gas, Ltd.	47,124	50,177
New Zealand Refining Co., Ltd.	6,368	16,377
Nuplex Industries, Ltd.	9,246	20,929
Port of Tauranga, Ltd.	20,130	100,514
Ryman Healthcare, Ltd.	48,303	70,953
Sanford, Ltd.	12,229	41,247
Sky City Entertainment Group, Ltd.	46,065	106,504
Sky Network Television, Ltd.	17,716	59,580
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	30,132
Tower, Ltd.	53,085	73,382
Trustpower, Ltd.	9,834	50,341
Vector, Ltd.	28,655	39,343
Warehouse Group, Ltd.	19,445	52,454

TOTAL NEW ZEALAND		1,490,938

NORWAY — (0.8%)
Acergy SA	6,914	105,136
Aker Kvaerner ASA	17,200	229,536
*Aktiv Kapital ASA	1,101	7,934
Atea ASA	6,000	50,380
*Austevoll Seafood ASA	2,000	14,943
*Blom ASA	4,800	9,542
Bonheur ASA	750	22,096
*BW Offshore, Ltd.	12,000	16,528
*Cermaq ASA	9,312	92,006
*Copeinca ASA	2,400	19,401
*DnB NOR ASA Series A	45,650	515,503
*DNO International ASA	107,000	102,778
*DOF ASA	9,400	58,855
*Eitzen Chemical ASA	9,000	3,052
Ekornes ASA	2,800	60,178
Farstad Shipping ASA	400	9,286
Frontline, Ltd.	640	19,233
Ganger Rolf ASA	2,050	55,362
Kongsberg Gruppen ASA	2,160	31,079
#*Marine Harvest ASA	327,880	292,902
*Norsk Hydro ASA	81,600	591,796
*Norsk Hydro ASA Sponsored ADR	800	5,808
*Norske Skogindustrier ASA Series A	23,500	38,947
*Norwegian Air Shuttle ASA	8,400	171,959
Odfjell ASA Series A	2,716	24,290
ODIM ASA	10,500	56,231
Orkla ASA	73,370	661,644
*Petroleum-Geo Services ASA	20,682	257,369
*Pronova BioPharma ASA	14,000	41,193
Prosafe ASA	7,400	41,480
*Prosafe Production Public, Ltd.	24,500	48,749
#*Renewable Energy Corp. ASA	18,363	106,487

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Schibsted ASA	6,697	$146,805
#SeaDrill, Ltd.	20,450	464,035
#*Sevan Marine ASA	39,215	56,446
*Songa Offshore SE	2,600	14,485
SpareBanken 1 SMN	5,040	44,278
StatoilHydro ASA	8,400	188,509
StatoilHydro ASA Sponsored ADR	6,300	140,868
*Storebrand ASA	52,200	364,937
*Subsea 7, Inc.	10,400	172,853
Tandberg ASA Series A	3,000	84,261
*Telenor ASA	17,600	228,742
*TGS Nopec Geophysical Co. ASA	14,100	269,061
Tomra Systems ASA	16,200	75,253
Veidekke ASA	6,564	55,851
Wilh. Wilhelmsen ASA	4,070	88,573
#Yara International ASA	6,362	265,613

TOTAL NORWAY		6,422,253

PHILIPPINES — (0.1%)
Aboitiz Equity Ventures, Inc.	96,000	20,449
*Aboitiz Power Corp.	270,000	55,048
Ayala Corp. Series A	9,390	58,280
Ayala Land, Inc.	354,100	79,397
*Banco de Oro Unibank, Inc.	82,800	63,929
Bank of the Philippine Islands	8,640	8,419
*China Banking Corp.	5,115	38,766
First Philippines Holdings Corp.	75,400	78,255
*Globe Telecom, Inc.	2,040	40,041
International Container Terminal Services, Inc.	134,600	59,780
Manila Water Co, Inc.	100,000	33,218
*Megaworld Corp.	1,311,000	33,410
*Metro Bank & Trust Co.	76,800	69,036
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	55,970
*Rizal Commercial Banking Corp.	71,000	25,388
*Robinson’s Land Corp. Series B	210,000	53,796
SM Investments Corp.	8,040	54,601
*Universal Robina Corp.	140,000	51,089

TOTAL PHILIPPINES		878,872

POLAND — (0.3%)
*Agora SA	7,427	52,168
*Asseco Poland SA	8,391	171,864
*Bank Handlowy w Warszawie SA	1,599	40,796
*Bank Millennium SA	87,752	126,354
*Bank Pekao SA	522	30,144
*Bank Przemyslowo Handlowy BPH SA	1,218	33,398
*Bank Zackodni WBK SA	582	35,027
*Bioton SA	252,387	17,123
*BRE Bank SA	310	26,957
Budimex SA	1,885	47,464
*Cersanit-Krasnystaw SA	5,835	27,674
*Ciech SA	1,628	17,489
*Echo Investment SA	73,042	96,025
*Emperia Holding SA	2,574	74,923
Eurocash SA	12,021	70,900
*Getin Holdings SA	44,673	138,507
*Grupa Kety SA	1,179	46,087
*Grupa Lotos SA	2,987	28,297
*ING Bank Slaski SA	153	36,395
*KGHM Polska Miedz SA	7,636	250,529
*Kredyt Bank SA	3,810	17,842

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Mondi Packaging Paper Swiecie SA	1,538	$38,682
Mostostal Siedlce SA	51,936	75,121
*Multimedia Polska SA	12,319	30,139
*Netia Holdings SA	27,046	42,294
*Orbis SA	4,643	57,267
*PBG SA	323	23,496
*Polski Koncern Naftowy Orlen SA	46,550	531,410
Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	27,178
Powszechna Kasa Oszczednosci Bank Polski SA	5,051	66,964
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	7,393	62,565
*Sygnity SA	4,962	20,728
*Synthos SA	105,358	44,950
Telekomunikacja Polska SA	10,054	55,495
TVN SA	5,494	25,966
*Zaklady Azotowe Pulawy SA	1,298	34,682

TOTAL POLAND		2,522,900

PORTUGAL — (0.3%)
*Altri SGPS SA	12,618	73,152
Banco BPI SA	27,221	75,794
Banco Comercial Portugues SA	303,904	328,359
#Banco Espirito Santo SA	37,886	220,484
Brisa SA	20,337	193,021
Cimpor Cimentos de Portugal SA	36,874	310,748
Energias de Portugal SA	50,976	202,058
Energias de Portugal SA Sponsored ADR	100	3,927
*Finibanco Holdings SGPS SA	17,652	37,122
#Galp Energia SGPS SA Series B	17,799	283,826
Jeronimo Martins SGPS SA	17,915	171,894
Mota-Engil SGPS SA	17,204	78,279
Portucel-Empresa Produtora de Pasta de Papel SA	30,214	79,603
Portugal Telecom SA	16,189	167,067
*Redes Energeticas Nacionais SA	12,093	48,504
Sociedade de Investimento e Gestao SGPS SA	4,277	44,980
#*Sonae Industria SGPS SA	18,463	63,361
Sonae SGPS SA	123,615	153,046
*Sonaecom SGPS SA	12,282	30,992
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	123,743

TOTAL PORTUGAL		2,689,960

RUSSIA — (0.6%)
*Gazprom OAO Sponsored ADR	56,571	1,371,748
*Lukoil OAO Sponsored ADR	11,372	621,897
*Magnitogorsk Iron & Steel Works Sponsored GDR	9,100	113,689
*MMC Norilsk Nickel JSC ADR	7,300	112,252
*Novolipetsk Steel OJSC GDR	1,400	42,542
*Polymetal GDR	4,300	40,109
*Rosneft Oil Co. GDR	22,100	169,972
*Rostelecom Sponsored ADR	915	26,398
*RusHydro Sponsored ADR	213,796	923,829
*Severstal GDR	16,400	200,642
*Surgutneftegaz Sponsored ADR	54,700	459,717
*Tatneft Sponsored ADR	19,500	599,959
*TMK OAO GDR	2,300	43,610
*Uralkali Sponsored GDR	5,600	119,015
*VTB Bank OJSC GDR	9,300	46,057
*X5 Retail Group NV GDR	1,681	53,744

TOTAL RUSSIA		4,945,180

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.1%)
Allgreen Properties, Ltd.	158,000	$130,639
*Asia Food & Properties, Ltd.	259,000	95,830
Asia Pacific Breweries, Ltd.	2,000	17,090
*ASL Marine Holdings, Ltd.	21,000	13,506
*Banyan Tree Holdings, Ltd.	54,000	26,899
Bonvests Holdings, Ltd.	22,000	14,683
Bukit Sembawang Estates, Ltd.	15,000	48,193
Capitaland, Ltd.	94,500	256,908
Cerebos Pacific, Ltd.	9,000	26,893
China Merchants Holdings Pacific, Ltd.	4,000	1,709
*China XLX Fertiliser, Ltd.	83,000	31,824
City Developments, Ltd.	41,000	310,718
Comfortdelgro Corp., Ltd.	90,000	101,424
#Cosco Corp. (Singapore), Ltd.	93,000	82,556
#Creative Technology Co., Ltd.	16,100	66,850
CSE Global, Ltd.	59,000	36,677
DBS Group Holdings, Ltd.	67,500	680,079
*Delong Holdings, Ltd.	1,000	440
*Epure International, Ltd.	64,000	41,377
#Ezra Holdings, Ltd.	46,000	68,708
*First Resources, Ltd.	40,000	30,480
Fraser & Neave, Ltd.	125,000	367,606
*Golden Agri-Resources, Ltd.	470,000	172,764
Goodpack, Ltd.	40,000	34,805
Guocoland, Ltd.	26,000	40,606
Hi-P International, Ltd.	201,000	98,119
Ho Bee Investment, Ltd.	102,000	118,476
*Hong Fok Corp., Ltd.	91,000	41,716
Hong Leong Asia, Ltd.	42,000	108,266
Hotel Grand Central, Ltd.	30,000	15,025
Hotel Properties, Ltd.	25,000	36,249
Hyflux, Ltd.	24,000	56,118
*Indofood Agri Resources, Ltd.	94,000	135,214
Jardine Cycle & Carriage, Ltd.	7,000	125,134
#Jaya Holdings, Ltd.	54,000	23,032
Keppel Corp., Ltd.	30,000	177,256
Keppel Land, Ltd.	56,000	129,542
Keppel Telecommunications & Transportation, Ltd.	10,000	9,845
Kim Eng Holdings, Ltd.	47,000	66,325
#KS Energy Services, Ltd.	41,000	37,124
Lee Kim Tah Holdings, Ltd.	18,000	6,248
*MCL Land, Ltd.	37,000	44,302
Metro Holdings, Ltd.	76,000	41,868
Midas Holdings, Ltd.	63,000	44,467
MobileOne, Ltd.	31,000	45,538
#Neptune Orient Lines, Ltd.	105,000	128,144
NSL, Ltd.	12,000	11,736
#Olam International, Ltd.	66,000	111,335
*Orchard Parade Holdings, Ltd.	28,000	21,048
*Overseas Union Enterprise, Ltd.	4,000	25,461
Overseas-Chinese Banking Corp., Ltd.	92,208	533,736
Pan Pacific Hotels Group, Ltd.	49,000	52,581
*Parkway Holdings, Ltd.	104,000	197,859
Raffles Education Corp., Ltd.	126,928	35,813
SBS Transit, Ltd.	11,500	14,119
#*SC Global Developments, Ltd.	41,000	49,264
SembCorp Industries, Ltd.	84,000	209,316
SembCorp Marine, Ltd.	16,000	37,399
Singapore Airlines, Ltd.	23,000	225,012
Singapore Airport Terminal Services, Ltd.	67,870	119,152
Singapore Exchange, Ltd.	18,000	101,526

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Singapore Land, Ltd.	29,000	$131,770
Singapore Post, Ltd.	50,000	35,839
Singapore Press Holdings, Ltd.	33,000	86,505
Singapore Technologies Engineering, Ltd.	22,000	48,055
Singapore Telecommunications, Ltd.	163,000	347,366
SMRT Corp., Ltd.	69,000	93,116
*Stamford Land Corp., Ltd.	47,000	13,584
Starhub, Ltd.	22,000	33,877
Straits Asia Resources, Ltd.	19,000	28,924
*Super Coffeemix Manufacturing, Ltd.	85,000	38,430
#Tat Hong Holdings, Ltd.	53,000	36,942
United Engineers, Ltd.	10,000	13,698
United Industrial Corp., Ltd.	82,000	113,045
United Overseas Bank, Ltd.	34,000	435,821
UOB-Kay Hian Holdings, Ltd.	68,000	74,238
UOL Group, Ltd.	87,000	230,553
Venture Corp., Ltd.	33,000	197,851
WBL Corp., Ltd.	16,000	57,528
Wheelock Properties, Ltd.	29,000	39,854
Wilmar International, Ltd.	34,000	158,621
Wing Tai Holdings, Ltd.	39,000	54,230
Yangzijiang Shipbuilding Holdings, Ltd.	138,000	103,229
#Yanlord Land Group, Ltd.	71,000	87,901

TOTAL SINGAPORE		8,393,606

SOUTH AFRICA — (1.5%)
*ABSA Group, Ltd.	12,778	221,836
Adcock Ingram Holdings, Ltd.	12,010	84,491
*Advtech, Ltd.	34,107	23,192
*Aeci, Ltd.	21,114	165,127
Afgri, Ltd.	106,485	82,916
African Bank Investments, Ltd.	87,490	332,388
*African Oxygen, Ltd.	6,500	19,159
*African Rainbow Minerals, Ltd.	11,320	246,129
*Allied Electronics Corp., Ltd.	8,984	33,674
*Allied Technologies, Ltd.	9,221	92,212
*Anglo American Platinum Corp., Ltd.	117	11,044
AngloGold Ashanti, Ltd.	2,804	100,214
AngloGold Ashanti, Ltd. Sponsored ADR	500	17,845
*ArcelorMittal South Africa, Ltd.	11,360	155,029
*Aspen Pharmacare Holdings, Ltd.	13,411	115,439
Astral Foods, Ltd.	6,105	79,596
*Aveng, Ltd.	57,469	262,887
*AVI, Ltd.	19,715	54,662
*Barloworld, Ltd.	28,982	164,891
Bidvest Group, Ltd.	5,126	86,388
*Business Connexion Group	3,239	2,300
Capitec Bank Holdings, Ltd.	6,899	69,567
Caxton & CTP Publishers & Printers, Ltd.	3,193	5,961
*Cipla Medpro South Africa, Ltd.	86,343	59,797
*Clicks Group, Ltd.	22,044	74,743
*Data Tec, Ltd.	23,927	89,428
*Dimension Data Holdings P.L.C.	7,211	8,865
*Discovery Holdings, Ltd.	24,437	97,600
*Distell Group, Ltd.	1,845	15,948
*Distribution & Warehousing Network, Ltd.	53,514	51,088
*Durban Roodeport Deep, Ltd.	84,168	50,304
*Exxaro Resources, Ltd.	16,613	225,883
*FirstRand, Ltd.	85,805	207,800
*Foschini, Ltd.	24,805	179,935
*Gold Fields, Ltd.	4,836	55,535

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Gold Fields, Ltd. Sponsored ADR	47,200	$539,024
*Gold Reef Resorts, Ltd.	23,560	59,278
*Grindrod, Ltd.	44,962	88,212
*Group Five, Ltd.	6,846	28,643
*Harmony Gold Mining Co., Ltd.	5,445	50,309
*Harmony Gold Mining Co., Ltd. Sponsored ADR	51,510	472,347
*Hudaco Industries, Ltd.	4,292	36,564
*Illovo Sugar, Ltd.	35,655	156,372
*Impala Platinum Holdings, Ltd.	6,571	167,218
*Imperial Holdings, Ltd.	23,311	243,197
Investec, Ltd.	19,085	132,624
JD Group, Ltd.	23,807	136,856
*JSE, Ltd.	15,052	112,012
Kumba Iron Ore, Ltd.	296	12,361
*Lewis Group, Ltd.	8,794	60,038
*Liberty Holdings, Ltd.	15,651	136,661
Massmart Holdings, Ltd.	5,066	58,114
Medi-Clinic Corp., Ltd.	36,714	117,902
*Merafe Resources, Ltd.	103,969	17,659
*Metorex, Ltd.	16,362	9,668
*Metropolitan Holdings, Ltd.	75,198	130,722
*Mondi, Ltd.	21,540	126,286
Mr. Price Group, Ltd.	13,969	64,288
MTN Group, Ltd.	19,519	269,785
*Murray & Roberts Holdings, Ltd.	24,297	122,868
*Mvelaphanda Group, Ltd.	84,677	83,122
*Nampak, Ltd.	47,361	97,673
*Naspers, Ltd. Series N	12,051	432,230
*Nedbank Group, Ltd.	16,741	266,164
Network Healthcare Holdings, Ltd.	82,943	138,766
*Northam Platinum, Ltd.	17,744	115,611
*Omnia Holdings, Ltd.	4,787	37,646
*Palabora Mining Co., Ltd.	1,699	23,964
*Peregrine Holdings, Ltd.	49,359	67,743
Pick’n Pay Stores, Ltd.	14,103	73,520
*Platmin, Ltd.	500	636
Pretoria Portland Cement Co., Ltd.	26,368	116,477
PSG Group, Ltd.	3,003	8,823
Rainbow Chicken, Ltd.	2,564	5,296
*Reunert, Ltd.	23,260	172,470
*Sanlam, Ltd.	155,692	465,420
Santam, Ltd.	3,905	51,584
*Sappi, Ltd.	53,505	223,298
*Sappi, Ltd. Sponsored ADR	11,900	49,385
*Sasol, Ltd. Sponsored ADR	7,800	285,480
Shoprite Holdings, Ltd.	9,883	89,485
*Simmer & Jack Mines, Ltd.	203,666	47,975
Spar Group, Ltd. (The)	13,033	121,287
*Standard Bank Group, Ltd.	46,029	652,263
Steinhoff International Holdings, Ltd.	173,420	438,925
*Sun International, Ltd.	4,923	59,641
*Telkom South Africa, Ltd.	1,142	4,928
*Telkom South Africa, Ltd. Sponsored ADR	1,800	31,590
Tiger Brands, Ltd.	5,812	134,256
*Tongaat-Hulett, Ltd.	9,190	118,532
*Trencor, Ltd.	19,453	66,750
Truworths International, Ltd.	13,658	74,780
Vodacom Group Pty, Ltd.	1,142	8,012
Wilson Bayly Holme-Ovcon, Ltd.	3,714	47,261
*Woolworths Holdings, Ltd.	37,736	90,147

TOTAL SOUTH AFRICA		11,594,021

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (2.8%)
*Amorepacific Corp.	70	$48,784
*Asiana Airlines, Inc.	13,650	43,122
*Bing Grae Co., Ltd.	1,160	46,783
*Busan Bank	19,700	192,570
Cheil Industrial, Inc.	7,300	350,023
Cheil Worldwide, Inc.	386	87,523
*Chong Kun Dang Pharmaceutical Corp.	3,530	61,340
CJ CGV Co., Ltd.	4,090	75,761
*CJ Cheiljedang Corp.	872	156,521
*CJ Corp.	1,942	111,833
*Daeduck Electronics Co., Ltd.	11,360	59,128
*Daeduck Industries Co., Ltd.	4,570	38,084
Daegu Bank Co., Ltd.	16,330	208,069
*Daekyo Co., Ltd.	10,840	52,176
*Daelim Industrial Co., Ltd.	4,107	270,040
*Daewoo Engineering & Construction Co., Ltd.	22,020	224,523
*Daewoo International Corp.	4,837	145,626
*Daewoo Motor Sales Corp.	2,111	12,979
Daewoo Securities Co., Ltd.	14,460	238,957
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	83,127
Daewoong Pharmaceutical Co., Ltd.	536	22,998
*Daishin Securities Co., Ltd.	8,650	113,071
*Daou Technology, Inc.	12,540	80,240
*Dong-A Pharmaceutical Co., Ltd.	421	42,019
*Dongbu HiTek Co., Ltd.	5,940	30,926
Dongbu Insurance Co., Ltd.	5,040	144,891
*Dongbu Steel Co., Ltd.	4,740	37,543
Dongkuk Steel Mill Co., Ltd.	6,070	119,546
*Doosan Construction & Engineering Co., Ltd.	7,860	44,918
Doosan Corp.	1,023	89,722
*Doosan Heavy Industries & Construction Co., Ltd.	556	39,312
*Doosan Infracore Co., Ltd.	5,400	80,553
*E1 Corp.	357	19,738
*Eugene Investment & Securities Co., Ltd.	68,780	51,634
*Fursys, Inc.	2,660	62,875
*GS Engineering & Construction Corp.	2,683	204,454
*GS Holdings Corp.	7,870	233,502
*Halla Climate Control Corp.	4,010	40,808
*Halla Engineering & Construction Corp.	1,610	36,501
*Hana Financial Group, Inc.	9,750	277,600
*Hanil Cement Manufacturing Co., Ltd.	445	27,867
*Hanjin Heavy Industries & Construction Co., Ltd.	2,740	50,582
*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	14,917
*Hanjin Shipping Co., Ltd.	8,048	163,494
*Hanjin Shipping Holdings Co., Ltd.	1,551	20,334
*Hanjin Transportation Co., Ltd.	1,120	33,421
Hankook Tire Manufacturing Co., Ltd.	14,050	269,416
*Hanmi Pharm Co., Ltd.	295	29,286
*Hansol Paper Co., Ltd.	2,610	21,812
*Hanwha Chemical Corp.	10,660	133,204
*Hanwha Corp.	3,830	153,494
*Hanwha Non-Life Insurance Co., Ltd.	4,460	42,068
*Hanwha Securities Co., Ltd.	5,980	45,120
*Hite Brewery Co., Ltd.	64	8,713
*Hite Holdings Co., Ltd.	2,219	43,197
*HMC Investment Securities Co., Ltd.	3,246	56,456
*Honam Petrochemical Corp.	2,578	248,737
Hotel Shilla Co., Ltd.	5,490	93,573
*Hynix Semiconductor, Inc.	25,300	491,520
*Hyosung T & C Co., Ltd.	3,171	220,674
*Hyundai Corp.	1,340	23,090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Hyundai Department Store Co., Ltd.	2,353	$205,078
*Hyundai Development Co.	7,517	231,911
*Hyundai Elevator Co., Ltd.	776	35,383
*Hyundai Engineering & Construction Co., Ltd.	197	10,885
*Hyundai H & S Co., Ltd.	1,160	69,864
Hyundai Heavy Industries Co., Ltd.	347	55,598
*Hyundai Hysco	3,150	42,760
Hyundai Marine & Fire Insurance Co., Ltd.	7,680	116,885
*Hyundai Merchant Marine Co., Ltd.	7,640	189,806
Hyundai Mipo Dockyard Co., Ltd.	1,623	151,252
*Hyundai Mobis	1,685	213,454
Hyundai Motor Co., Ltd.	6,212	599,828
*Hyundai Securities Co., Ltd.	21,890	256,801
*Hyundai Steel Co.	6,010	439,312
*Industrial Bank of Korea, Ltd.	12,210	137,504
Jeonbuk Bank, Ltd.	11,881	72,433
*Kangwon Land, Inc.	8,480	115,339
*KB Financial Group, Inc. ADR	13,412	573,229
KCC Corp.	680	199,104
*Kia Motors Corp.	26,610	443,660
*KISCO Corp.	222	8,484
*KISWIRE, Ltd.	1,872	56,480
*Kolon Engineering & Construction Co., Ltd.	5,710	28,007
Kolon Industries, Inc.	2,470	91,422
*Korea Electric Power Corp. Sponsored ADR	4,700	76,375
*Korea Exchange Bank	19,130	216,339
*Korea Express Co., Ltd.	995	46,058
*Korea Gas Corp.	1,777	79,122
*Korea Investment Holdings Co., Ltd.	5,420	142,663
*Korea Iron & Steel Co., Ltd.	67	3,660
*Korea Komho Petrochemical Co., Ltd.	3,120	50,926
*Korea Line Corp.	1,224	43,089
Korea Reinsurance Co., Ltd.	9,250	80,274
*Korea Zinc Co., Ltd.	1,269	184,890
*Korean Air Co., Ltd.	5,532	267,628
*KP Chemical Corp.	5,660	37,848
*KT Corp. Sponsored ADR	2,700	57,051
KT&G Corp.	1,192	69,228
*KTB Securities Co., Ltd.	8,400	26,469
*Kumho Industrial Co., Ltd.	4,330	17,172
*Kumho Tire Co., Inc.	11,740	32,430
*Kwang Dong Pharmaceutical Co., Ltd.	15,340	35,552
Kyeryong Construction Industrial Co., Ltd.	1,200	20,103
*Kyobo Securities Co., Ltd.	2,560	21,950
*LG Chemical, Ltd.	757	129,797
*LG Corp.	3,159	170,248
*LG Display Co., Ltd. ADR	14,700	238,434
LG Electronics, Inc.	1,665	155,319
*LG Fashion Corp.	1,620	36,346
LG Hausys, Ltd.	102	9,298
LG Household & Healthcare Co., Ltd.	408	99,611
LG International Corp.	3,020	69,998
*LG Life Sciences, Ltd.	1,620	73,421
LIG Insurance Co., Ltd.	3,960	69,773
*Lotte Chilsung Beverage Co., Ltd.	133	94,732
*Lotte Confectionary Co., Ltd.	99	105,014
*Lotte Midopa Co., Ltd.	3,520	33,829
*Lotte Shopping Co., Ltd.	859	220,571
*LS Corp.	1,180	96,777
*LS Industrial Systems Co., Ltd.	780	56,162
*LS Networks Co., Ltd.	4,180	31,421

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Macquarie Korea Infrastructure Fund	19,424	$79,857
*Meritz Fire Marine Insurance Co., Ltd.	11,480	72,773
*Meritz Securities Co., Ltd.	69,570	71,887
Mirae Asset Securities Co., Ltd.	1,546	77,085
*Namhae Chemical Corp.	3,350	52,867
*Namyang Dairy Products Co., Ltd.	98	40,993
*NCsoft Corp.	850	94,562
*NH Investment & Securities Co., Ltd.	7,820	66,995
Nong Shim Co., Ltd.	439	86,074
*OCI Co., Ltd.	284	42,389
*ON*Media Corp.	22,720	67,529
*ORION Corp.	486	107,505
Ottogi Corp.	244	27,858
*Pacific Corp.	292	33,119
*POSCO ADR	7,044	795,620
S&T Dynamics Co., Ltd.	3,180	37,779
S1 Corp.	658	26,383
*Saehan Industries, Inc.	104,600	93,419
*Samchully Co., Ltd.	210	20,827
Samsung Card Co., Ltd.	2,855	125,787
Samsung Corp.	3,348	165,519
Samsung Digital Imaging Co., Ltd.	683	26,128
Samsung Electro-Mechanics Co., Ltd.	6,270	524,178
Samsung Electronics Co., Ltd.	1,906	1,280,662
Samsung Engineering Co., Ltd.	662	64,319
Samsung Fine Chemicals Co., Ltd.	1,870	76,384
Samsung Fire & Marine Insurance, Ltd.	299	47,664
Samsung Heavy Industries Co., Ltd.	1,040	21,342
Samsung SDI Co., Ltd.	5,090	593,740
Samsung Securities Co., Ltd.	1,899	103,049
*Samsung Techwin Co., Ltd.	1,520	98,968
*Samyang Corp.	1,810	61,800
*Seah Besteel Corp.	1,820	23,411
*Shinhan Financial Group Co., Ltd.	2,830	98,816
*Shinhan Financial Group Co., Ltd. ADR	6,180	428,150
Shinsegae Co., Ltd.	111	50,089
*Sindo Ricoh Co., Ltd.	590	27,423
SK Chemicals Co., Ltd.	1,590	73,593
SK Co., Ltd.	3,005	215,116
SK Energy Co., Ltd.	1,412	128,166
SK Gas Co., Ltd.	560	21,875
SK Networks Co., Ltd.	8,560	76,199
SK Telecom Co., Ltd.	191	29,980
SK Telecom Co., Ltd. ADR	2,400	41,592
SKC Co., Ltd.	2,090	30,116
S-Oil Corp.	843	37,283
*Ssangyong Cement Industry Co., Ltd.	4,260	28,703
*STX Corp.	3,714	52,662
*STX Engine Co., Ltd.	2,110	32,494
*STX Offshore & Shipbuilding Co., Ltd.	4,940	49,480
*STX Pan Ocean Co., Ltd.	10,200	103,140
Sunkyong Securities Co., Ltd.	15,120	30,999
Tae Kwang Industrial Co., Ltd.	45	26,467
*Taeyoung Engineering & Construction	9,530	39,620
*Tai Han Electric Wire Co., Ltd.	3,780	53,338
*Tong Yang Securities, Inc.	13,340	122,796
*Woongjin Coway Co., Ltd.	2,960	90,865
*Woongjin.Com Co., Ltd.	1,870	15,532
*Woori Investment & Securities Co., Ltd.	12,680	165,163
*Youngone Corp. (6150493)	2,034	59,057
*Youngone Corp. (B622C10)	8,136	68,782

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Youngpoong Corp.	97	$40,769
*Yuhan Corp.	315	46,030

TOTAL SOUTH KOREA		21,407,619

SPAIN — (2.2%)
Abengoa SA	5,851	176,854
Abertis Infraestructuras SA	18,925	383,298
Acciona SA	2,265	273,011
Acerinox SA	18,950	356,582
Actividades de Construccion y Servicios SA	9,111	430,000
Almirall SA	4,936	65,105
Antena 3 de Television SA	11,791	125,167
Banco Bilbao Vizcaya SA Sponsored ADR	146,546	2,226,034
Banco de Sabadell SA	62,933	335,446
Banco de Valencia SA	15,047	114,218
Banco Espanol de Credito SA	8,490	98,292
Banco Guipuzcoano SA	11,823	93,193
Banco Pastor SA	19,905	132,258
Banco Popular Espanol SA	55,243	418,635
Banco Santander SA	200,628	2,865,161
Banco Santander SA Sponsored ADR	159,655	2,247,942
Bankinter SA	34,895	311,495
*Baron de Ley SA	155	7,302
Bolsas y Mercados Espanoles SA	8,287	235,500
*Campofrio Food Group SA	3,061	27,450
Cementos Portland Valderrivas SA	710	20,378
Cia Espanola de Petroleous SA	1,208	36,763
Cintra Concesiones de Infraestructuras de Transporte SA	51,510	537,303
Construcciones y Auxiliar de Ferrocarriles SA	91	51,728
*Corporacion Dermoestetica SA	2,321	10,113
Criteria Caixacorp SA	14,958	67,745
Duro Felguera SA	7,573	73,812
Ebro Puleva SA	10,600	210,512
Elecnor SA	4,850	76,641
Enagas SA	12,546	260,064
Faes Farma SA	15,321	77,333
Fomento de Construcciones y Contratas SA	6,773	260,565
Gamesa Corporacion Tecnologica SA	5,946	86,298
Gas Natural SDG SA	16,932	336,304
Gestevision Telecinco SA	9,193	131,083
Grifols SA	5,464	83,291
Grupo Catalana Occidente SA	5,209	119,432
*Grupo Empresarial Ence SA	5,055	20,564
Iberdrola SA	35,047	298,386
*Iberia Lineas Aereas de Espana SA	10,239	31,090
Indra Sistemas SA	3,869	83,980
Industria de Diseno Textil SA	2,944	185,315
*La Seda de Barcelona SA	20,982	9,848
*Natraceutical SA	6,210	4,263
*NH Hoteles SA	4,560	22,501
Obrascon Huarte Lain SA	1,041	24,667
Pescanova SA	1,666	52,496
*Promotora de Informaciones SA	2,904	15,767
Prosegur Cia de Seguridad SA.	876	39,671
*Realia Business SA	32,703	76,757
Red Electrica Corporacion SA	4,437	222,441
Repsol YPF SA Sponsored ADR	32,718	771,818
#*Sacyr Vallehermoso SA	10,921	113,665
Sol Melia SA	3,279	26,906
*SOS Corporacion Alimentaria SA	4,478	15,909
Tecnicas Reunidas SA	769	41,373

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Tecnocom Telecomunicaciones y Energia SA	11,185	$42,667
Telefonica SA Sponsored ADR	10,475	750,010
Tubacex SA	15,121	59,150
Tubos Reunidos SA	3,357	10,543
Vidrala SA	1,196	32,634
Viscofan SA	6,063	157,608
*Vocento SA	1,129	6,903
Zardoya Otis SA	5,243	97,308
*Zeltia SA	8,127	48,021

TOTAL SPAIN		16,624,569

SWEDEN — (1.8%)
Aarhuskarlshamn AB	1,325	30,315
AF AB Series B	1,031	27,183
Alfa Laval AB	13,757	186,771
Assa Abloy AB Series B	9,620	165,991
#Atlas Copco AB Series A	3,600	48,806
Atlas Copco AB Series B	4,000	48,216
Axfood AB	2,200	63,612
Axis Communications AB	3,800	52,148
B&B Tools AB	1,800	24,792
BE Group AB	8,504	52,031
*Bilia AB Series A	3,150	30,823
*Billerud AB	10,000	68,505
*Biovitrum AB	15,354	65,552
#*Boliden AB	37,508	501,267
*Bure Equity AB	6,288	22,878
Cardo AB	1,400	42,612
Clas Ohlson AB Series B	4,200	83,533
*D. Carnegie & Co. AB	4,000	—
*East Capital Explorer AB	2,410	22,612
*Electrolux AB Series B	34,257	807,058
#Elekta AB Series B	6,495	152,369
*Eniro AB	16,444	80,617
G & L Beijer AB Series B	1,454	34,273
Getinge AB	9,229	197,560
*Gunnebo AB	11,036	43,803
Hakon Invest AB	9,006	144,026
*Haldex AB	6,800	39,411
Hennes & Mauritz AB Series B	4,343	255,576
#Hexagon AB	19,432	261,654
*Hexpol AB	1,534	15,003
Hoganas AB Series B	2,100	44,686
Holmen AB Series B	8,144	194,963
*Husqvarna AB Series A	7,050	44,900
*Husqvarna AB Series B	34,760	236,526
Industrial & Financial Systems AB Series B	3,666	34,508
#Intrum Justitia AB	6,567	79,949
*JM AB	11,904	172,598
Lindab International AB	6,200	65,958
Loomis AB	6,595	76,818
*Lundin Petroleum AB	29,877	227,041
Meda AB Series A	30,998	302,756
Modern Times Group AB Series B	5,064	232,226
*Munters AB	9,072	63,672
NCC AB Series B	6,380	95,024
*New Wave Group AB Series B	5,904	26,504
NIBE Industrier AB	5,028	49,419
*Nobia AB	25,146	142,243
*Nolato AB Series B	3,860	32,300
#Nordea Bank AB	145,566	1,335,038

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Oriflame Cosmetics SA SDR	1,675	$91,832
*Pa Resources AB	17,272	61,943
Peab AB Series B	20,582	118,256
*Q-Med AB	2,528	18,860
Ratos AB	11,684	322,940
*Rezidor Hotel Group AB	8,800	31,377
*rnb Retail & Brands AB	21,322	32,175
*Saab AB Series B	2,770	44,482
#Sandvik AB	12,296	133,610
*SAS AB	128,142	62,308
*Seco Tools AB	2,812	33,887
Securitas AB Series B	9,050	87,651
#*Skandinaviska Enskilda Banken AB Series A	46,556	275,722
Skanska AB Series B	15,826	244,890
SKF AB Series A	1,000	15,445
SKF AB Series B	11,460	177,061
#SSAB AB Series A	23,406	378,314
#SSAB AB Series B	10,781	159,583
Svenska Cellulosa AB Series B	44,694	602,142
Svenska Handelsbanken AB Series A	22,249	579,731
*Swedbank AB Series A	44,033	378,879
Swedish Match AB	3,800	79,571
Tele2 AB Series B	21,576	303,961
Telefonaktiebolaget LM Ericsson AB Series B	37,411	362,547
Telefonaktiebolaget LM Erricson AB Sponsored ADR	83,700	810,216
TeliaSonera AB	62,473	420,232
*Trelleborg AB Series B	30,404	208,527
#Volvo AB Series A	16,161	135,569
Volvo AB Series B	46,957	395,521
Volvo AB Sponsored ADR	1,200	10,092

TOTAL SWEDEN		13,603,450

SWITZERLAND — (4.4%)
#ABB, Ltd	25,613	463,693
ABB, Ltd. Sponsored ADR	43,600	786,108
Acino Holding AG	363	58,359
*Actelion, Ltd.	2,739	144,912
Adecco SA	15,663	843,935
*Advanced Digital Broadcast Holdings SA	855	40,367
*AFG Arbonia-Forster Holding AG	1,415	32,525
Allreal Holding AG	582	67,410
Aryzta AG	10,223	403,772
*Ascom Holding AG	4,227	41,848
Bachem Holdings AG	353	22,571
Baloise Holding AG	7,009	581,117
Bank Coop AG	1,724	114,594
*Bank Sarasin & Cie AG Series B	2,435	83,145
Banque Cantonale de Geneve SA	54	11,444
Banque Cantonale Vaudoise SA	451	182,243
Banque Privee Edmond de Rothschild SA	1	24,686
Barry Callebaut AG	190	122,107
*Basilea Pharmaceutica AG	441	29,428
Basler Kantonalbank AG	677	77,549
Belimo Holdings AG	16	17,920
Bell Holding AG	22	33,627
Bellevue Group AG	634	20,741
Berner Kantonalbank AG	416	92,202
BKW FMB Energie AG	849	64,572
*Bobst Group AG	567	20,512
Bucher Industries AG	542	63,625
Burckhardt Compression Holding AG	319	57,933

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Centralschweizerische Kraftwerke AG	106	$33,743
Charles Voegele Holding AG	1,209	49,667
*Clariant AG	24,425	268,074
Compagnie Financiere Richemont SA Series A	25,724	871,295
Conzzeta AG	35	58,269
Credit Suisse Group AG	43,068	1,862,999
Credit Suisse Group AG Sponsored ADR	28,818	1,244,361
Daetwyler Holding AG	1,121	65,396
*Dufry AG	2,037	132,265
#EFG International AG	7,550	108,239
Elektrizitaets-Gesellschaft Laufenberg AG	81	66,635
Emmi AG	576	70,571
EMS-Chemie Holding AG	886	103,734
Energiedienst Holding AG	756	42,974
Flughafen Zuerich AG	319	90,104
Forbo Holding AG	181	60,614
Galenica Holding AG	130	47,252
GAM Holdings, Ltd.	10,127	115,929
Geberit AG	1,952	343,549
George Fisher AG	535	143,500
Givaudan SA	816	665,174
Gurit Holding AG	45	23,495
Helvetia Holding AG	396	123,372
*Holcim, Ltd.	31,260	2,140,553
*Interroll-Holding SA	2	580
*Julius Baer Group, Ltd.	10,127	336,644
Kaba Holding AG	177	44,306
*Kardex AG	1,417	46,704
Komax Holding AG	280	22,056
Kudelski SA	5,048	126,159
Kuehne & Nagel International AG	3,286	316,721
Kuoni Reisen Holding AG	295	109,757
*Liechtenstein Landesbank AG	835	53,597
Lindt & Spruengli AG	5	123,497
#*Logitech International SA	16,764	283,169
Lonza Group AG	5,284	375,773
Luzerner Kantonalbank AG	278	74,786
Metall Zug AG	27	65,051
*Meyer Burger Technology AG	1,220	30,757
Mobimo Holding AG	558	94,685
Nestle SA	33,903	1,607,061
Nobel Biocare Holding AG	5,337	156,982
Novartis AG ADR	69,100	3,698,923
*Oerlikon Corp. AG	1,009	28,304
Panalpina Welttransport Holding AG	1,540	107,091
Partners Group Holdings AG	339	42,064
Petroplus Holdings AG	7,195	121,167
Phoenix Mecano AG	102	44,136
*Precious Woods Holding AG	1,004	32,636
*PubliGroupe SA	200	21,565
*Rieters Holdings AG	386	102,721
Roche Holding AG Bearer	671	116,386
Roche Holding AG Genusschein	9,111	1,528,561
Romande Energie Holding SA	34	59,408
Schindler Holding AG	1,376	102,940
Schmolz + Bickenbach AG	1,884	53,616
Schulthess Group AG	1,000	45,557
Schweiter Technology AG	112	56,076
*Schweizerische National-Versicherungs-Gesellschaft AG	777	21,621
SGS SA	180	231,445
Siegfried Holding AG	352	30,411

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Sika AG	261	$400,032
Sonova Holding AG	1,488	184,169
St. Galler Kantonalbank AG	225	103,879
Straumann Holding AG	472	125,202
Sulzer AG	2,533	212,846
Swatch Group AG (7184725)	3,405	890,102
Swatch Group AG (7184736)	5,478	275,491
Swiss Life Holding AG	4,108	516,738
Swiss Reinsurance Co., Ltd. AG	24,964	1,079,190
Swisscom AG	529	192,816
Syngenta AG ADR	9,600	490,176
Tamedia AG	237	16,028
Tecan Group AG	810	57,328
*Temenos Group AG	1,408	37,484
#*UBS AG	58,720	765,826
*UBS AG ADR	128,000	1,665,280
#Valiant Holding AG	1,993	379,356
Valora Holding AG	220	50,420
Verwaltungs und Privat-Bank AG	523	55,613
Von Roll Holding AG	7,586	49,182
Vontobel Holdings AG	3,642	103,662
Ypsomed Holdings AG	537	35,552
Zehnder Holding AG	54	76,304
Zuger Kantonalbank AG	15	63,241
Zurich Financial Services AG	10,105	2,148,446

TOTAL SWITZERLAND		33,521,985

TAIWAN — (2.7%)
*A.G.V. Products Corp.	78,000	27,587
Ability Enterprise Co., Ltd.	52,530	92,231
*Acbel Polytech, Inc.	108,540	84,577
*Accton Technology Corp.	110,000	48,491
Acer, Inc.	31,780	88,508
Advanced Semiconductor Engineering, Inc. ADR	26,331	102,691
*Advantech Co., Ltd.	26,000	52,427
Altek Corp.	33,478	59,271
*Ambassador Hotel (The)	22,000	24,665
*Amtran Technology Co., Ltd.	89,037	88,393
*Asia Cement Corp.	184,415	174,012
*Asia Optical Co, Inc.	23,000	47,848
*Asia Vital Components Co., Ltd.	33,480	36,727
*Asustek Computer, Inc.	146,788	283,313
*AU Optronics Corp.	170,980	187,784
*AU Optronics Corp. Sponsored ADR	16,923	185,137
*Avermedia Technologies, Inc.	25,000	31,451
*Bes Engineering Corp.	142,000	35,422
*Capital Securities Corp.	82,000	42,231
Catcher Co., Ltd.	52,360	117,221
*Cathay Financial Holdings Co., Ltd.	38,100	64,245
*Cathay Real Estate Development Co., Ltd.	223,000	98,352
*Chang Hwa Commercial Bank	651,000	293,126
*Cheng Loong Corp.	159,000	59,935
Cheng Shin Rubber Industry Co., Ltd.	49,500	94,527
*Cheng Uei Precision Industry Co., Ltd.	61,200	124,651
*Chi Mei Optoelectronic Corp.	392,350	305,094
*Chia Hsin Cement Corp.	65,000	31,928
Chicony Electronics Co., Ltd.	30,430	74,844
*China Airlines, Ltd.	205,925	68,775
*China Chemical & Pharmaceutical Co.	99,000	58,552
*China Development Financial Holding Corp.	1,158,650	320,491
*China Electric Manufacturing Co., Ltd.	48,000	29,883

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Life Insurance Co., Ltd.	104,834	$70,925
*China Man-Made Fiber Co., Ltd.	290,000	66,255
*China Metal Products Co., Ltd.	71,399	95,585
*China Motor Co., Ltd.	110,000	63,384
*China Petrochemical Development Corp.	248,380	92,441
*China Steel Chemical Corp.	8,000	20,738
China Steel Corp.	246,899	250,210
*China Synthetic Rubber Corp.	50,224	48,445
*Chinatrust Financial Holdings Co., Ltd.	334,883	182,302
*Chinese Maritime Transport, Ltd.	15,000	38,874
*Chin-Poon Industrial Co., Ltd.	126,126	98,314
*Chung Hsin Electric & Machinery Co., Ltd.	81,000	45,220
*Chung Hung Steel Corp.	32,477	15,153
*Chunghwa Telecom Co., Ltd.	45,000	81,841
*Chungwa Picture Tubes Co., Ltd.	1,580,000	192,487
*Clevo Co.	42,017	76,045
*CMC Magnetics Corp.	460,000	116,367
Compal Communications, Inc.	38,000	41,785
*Compal Electronics, Inc.	147,464	204,437
*Compeq Manufacturing Co., Ltd.	112,000	32,055
*Continental Engineering Corp.	124,000	47,364
CTCI Corp.	37,444	38,145
Cybertan Technology, Inc.	42,424	59,101
Delta Electronics Industrial Co., Ltd.	16,320	49,143
*Depo Auto Parts Industrial Co., Ltd.	32,000	76,731
*D-Link Corp.	48,062	50,225
*E.Sun Financial Holding Co., Ltd.	455,346	170,008
*Elite Material Co., Ltd.	55,000	36,608
*Elitegroup Computer Systems Co., Ltd.	205,000	84,779
*EnTie Commercial Bank	41,000	10,468
Epistar Corp.	85,169	268,336
Eternal Chemical Co., Ltd.	105,343	101,643
*Eva Airways Corp.	207,619	81,796
*Evergreen International Storage & Transport Corp.	56,000	44,102
*Evergreen Marine Corp., Ltd.	164,000	94,655
*Everlight Chemical Industrial Corp.	8,000	6,686
Everlight Electronics Co., Ltd.	19,225	58,806
*Far Eastern Department Stores, Ltd.	113,970	108,423
*Far Eastern International Bank	232,090	73,921
Far Eastern New Century Corp.	81,865	89,472
*Far EasTone Telecommunications Co., Ltd.	78,000	94,448
*Federal Corp.	123,000	93,748
Feng Hsin Iron & Steel Co., Ltd.	23,000	37,446
*Feng Tay Enterprise Co., Ltd.	33,000	28,531
*First Financial Holding Co., Ltd.	353,752	197,380
*First Steamship Co., Ltd.	44,105	65,059
*Formosa Chemicals & Fiber Co., Ltd.	81,040	174,981
Formosa Plastics Corp.	52,430	108,721
*Formosa Taffeta Co., Ltd.	137,000	99,899
*Formosan Rubber Group, Inc.	117,000	97,707
Foxconn Technology Co., Ltd.	25,016	98,172
*Fubon Financial Holding Co., Ltd.	128,000	148,902
*G Shank Enterprise Co., Ltd.	21,000	15,593
*Gemtek Technology Corp.	22,000	37,066
*Getac Technology Corp.	95,000	76,130
Giant Manufacture Co., Ltd.	18,000	48,319
*Giga-Byte Technology Co., Ltd.	53,000	50,397
*Gintech Energy Corp.	16,874	41,862
*Globe Union Industrial Corp.	41,000	38,872
Gold Circuit Electronics, Ltd.	71,070	26,701
*Goldsun Development & Construction Co., Ltd.	228,718	95,711

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Grand Pacific Petrochemical Corp.	52,000	$26,362
*Great Wall Enterprise Co., Ltd.	37,800	38,531
Greatek Co., Ltd.	93,621	87,887
*Green Energy Technology, Inc.	16,000	38,719
*HannStar Display Corp.	684,000	154,230
*Hey Song Corp.	82,000	48,660
Highwealth Construction Corp.	35,147	53,677
*Ho Tung Holding Corp.	21,000	10,658
*Holystone Enterprise Co., Ltd.	9,000	12,993
Hon Hai Precision Industry Co., Ltd.	24,482	102,018
Hotai Motor Co., Ltd.	17,000	37,093
*Hsin Kuang Steel Co., Ltd.	51,000	51,798
HTC Corp.	3,150	30,787
*Hua Nan Financial Holding Co., Ltd.	242,886	140,411
Hung Poo Construction Corp.	67,000	95,341
*Hung Sheng Construction Co., Ltd.	125,000	75,181
*Ichia Technologies, Inc.	63,000	34,944
Infortrend Technology, Inc.	60,320	88,007
*Innolux Display Corp.	154,088	252,368
*Inotera Memories, Inc.	40,634	28,906
*Inventec Corp.	279,440	159,485
*Kee Tai Properties Co., Ltd.	59,000	29,875
Kenda Rubber Industrial Co., Ltd.	102,900	104,518
*King Yuan Electronics Co., Ltd.	218,545	102,630
*Kingdom Construction Co., Ltd.	52,000	42,673
*King’s Town Bank	212,000	53,318
*Kinpo Electronics, Inc.	72,000	21,300
Kinsus Interconnect Technology Corp.	53,000	131,996
Knowledge-Yield-Excellence Systems Corp.	67,041	60,521
*Kuoyang Construction Co., Ltd.	65,000	48,839
*Largan Precision Co., Ltd.	4,000	51,959
*Lee Chang Yung Chemical Industry Corp.	47,300	55,077
*Li Peng Enterprise Co., Ltd.	18,000	7,443
*Lien Hwa Industrial Corp.	55,423	26,013
*Lite-On Semiconductor Corp.	62,000	39,067
*Lite-On Technology Corp.	270,662	343,148
*Macronix International Co., Ltd.	477,249	265,429
*Masterlink Securities Corp.	137,000	55,030
*Mayer Steel Pipe Corp.	25,000	18,181
Media Tek, Inc.	7,034	113,486
*Mega Financial Holding Co., Ltd.	404,000	217,367
*Merry Electronics Co., Ltd.	34,000	65,320
*Microelectronics Technology, Inc.	133,452	81,401
*Micro-Star International Co., Ltd.	113,394	70,212
*Mirle Automation Corp.	43,000	39,596
*Mitac International Corp.	169,039	77,448
*Mosel Vitelic, Inc.	35,000	16,953
Nan Ya Plastic Corp.	139,750	261,229
Nan Ya Printed Circuit Board Corp.	24,480	103,270
*Nankang Rubber Tire Co., Ltd.	39,000	54,346
National Petroleum Co., Ltd.	67,000	71,596
*Nien Hsing Textile Co., Ltd.	89,000	47,857
Opto Tech Corp.	92,000	74,586
*Oriental Union Chemical Corp.	82,720	62,516
*Pan Jit International, Inc.	41,000	33,392
Pan-International Industrial Corp.	52,728	85,888
*Polaris Securities Co., Ltd.	223,000	112,690
*Pou Chen Corp.	274,049	205,608
President Chain Store Corp.	14,768	33,924
*President Securities Corp.	112,000	65,424
*Prince Housing & Development Corp.	26,780	12,709

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Qisda Corp.	172,760	$89,299
Quanta Computer, Inc.	26,008	51,771
*Radiant Opto-Electronics Corp.	35,000	48,227
*Radium Life Tech Corp.	158,784	131,645
Realtek Semiconductor Corp.	48,642	132,549
*Ritek Corp.	320,759	81,224
Ruentex Development Co., Ltd.	24,000	30,143
*Ruentex Industries, Ltd.	49,000	82,728
*Sampo Corp.	120,000	20,370
*Sanyang Industrial Co., Ltd.	215,000	81,128
*Shih Wei Navigation Co., Ltd.	17,000	22,046
*Shihlin Electric & Engineering Corp.	57,000	68,977
*Shihlin Paper Corp.	16,000	35,407
*Shin Kong Financial Holding Co., Ltd.	557,983	212,571
*Shinkong Synthetic Fibers Co., Ltd.	200,000	64,509
*Sigurd Microelectronics Corp.	75,000	41,403
*Silicon Integrated Systems Corp.	167,381	118,398
Siliconware Precision Industries Co., Ltd.	32,000	41,925
Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	17,726
*Sincere Navigation Corp.	41,125	50,651
*Sinkong Textile Co., Ltd.	70,000	80,442
*SinoPac Holdings Co., Ltd.	833,000	272,941
*Sintek Photronics Corp.	8,026	5,764
*South East Soda Manufacturing Co., Ltd.	37,000	34,516
*SPI Electronic Co., Ltd.	26,000	31,785
*Springsoft, Inc.	57,000	60,220
*Standard Foods Taiwan, Ltd.	44,220	55,143
*Sunplus Technology Co., Ltd.	70,299	65,724
Sunrex Technology Corp.	80,000	84,754
Synnex Technology International Corp.	53,900	110,239
*T JOIN Transportation Co., Ltd.	16,000	10,479
*Ta Chen Stainless Pipe Co., Ltd.	108,000	79,294
*Ta Chong Bank, Ltd.	139,000	26,710
*Taichung Commercial Bank	69,000	17,042
*Tainan Spinning Co., Ltd.	140,000	52,099
*Taishin Financial Holdings Co., Ltd.	679,000	273,122
*Taiwan Business Bank	338,000	87,189
*Taiwan Cement Corp.	170,400	158,141
*Taiwan Cogeneration Corp.	62,000	31,302
*Taiwan Cooperative Bank	419,300	244,696
Taiwan Fertilizer Co., Ltd.	61,000	198,566
*Taiwan Glass Industrial Corp.	150,339	124,993
*Taiwan Hon Chuan Enterprise Co., Ltd.	32,622	53,071
*Taiwan Life Insurance Co., Ltd.	30,144	36,774
*Taiwan Mask Corp.	127,000	48,160
Taiwan Navigation Co., Ltd.	13,000	16,520
*Taiwan Paiho Co., Ltd.	72,000	55,099
Taiwan Secom Co., Ltd.	22,000	35,249
Taiwan Semiconductor Manufacturing Co., Ltd.	75,465	143,254
*Taiwan Sogo Shinkong Security Co., Ltd.	52,000	35,669
*Taiwan Styrene Monomer Corp.	186,000	103,248
*Taiwan Tea Corp.	71,820	40,631
*Taiyen Biotech Co., Ltd.	15,000	8,894
*Tatung Co., Ltd.	588,000	127,792
*Teco Electric & Machinery Co., Ltd.	274,000	110,421
*Test-Rite International Co., Ltd.	96,425	52,965
*Ton Yi Industrial Corp.	79,000	28,785
*Topco Scientific Co., Ltd.	40,000	52,475
Transcend Information, Inc.	31,484	102,111
*Tripod Technology Corp.	27,000	92,228
TSRC Corp.	35,000	41,601

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tung Ho Steel Enterprise Corp.	78,254	$87,081
*TXC Corp.	3,000	4,889
U-Ming Marine Transport Corp.	39,000	74,213
*Unimicron Technology Corp.	156,356	189,151
*Union Bank of Taiwan	294,000	54,213
Uni-President Enterprises Corp.	82,319	87,769
*Unitech Printed Circuit Board Corp.	71,000	25,073
*United Microelectronics Corp.	533,530	263,711
*Universal Cement Corp.	84,000	42,378
*Universal Scientific Industrial Co., Ltd.	176,000	113,754
*UPC Technology Corp.	146,000	75,275
*USI Corp.	132,000	80,932
*Via Technologies, Inc.	9,600	5,204
*Wah Lee Industrial Corp.	35,000	44,464
*Walsin Lihwa Corp.	371,000	126,023
*Wan Hai Lines Co., Ltd.	188,150	94,024
*Waterland Financial Holdings	324,990	102,714
*Wei Chuan Food Corp.	71,000	75,712
*Winbond Electronics Corp.	337,000	82,270
*Wintek Corp.	183,000	141,663
Wistron Corp.	63,951	120,734
*Wistron NeWeb Corp.	65,100	102,998
WPG Holdings Co., Ltd.	40,000	61,756
*WT Microelectronics Co., Ltd.	57,000	41,806
*Yageo Corp.	193,000	66,908
*Yang Ming Marine Transport Corp.	209,599	75,138
*Yeung Cyang Industrial Co., Ltd.	51,000	39,727
*Yieh Phui Enterprise Co., Ltd.	180,456	68,859
*Yosun Industrial Corp.	43,680	41,471
*Young Fast Optoelectronics Co., Ltd.	4,000	39,584
*Yuanta Financial Holding Co., Ltd.	101,000	64,070
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	58,607
*Yulon Motor Co., Ltd.	148,223	148,750
*Yulon Nissan Motor Co., Ltd.	41,000	79,203
Yung Shin Pharmaceutical Industrial Co., Ltd.	39,000	40,598
*Yung Tay Engineering Co., Ltd.	104,000	75,451
*Zyxel Communication Corp.	62,000	49,663

TOTAL TAIWAN		21,083,842

THAILAND — (0.4%)
Advance Info Service PCL (Foreign)	16,300	40,756
*Bangchak Petroleum PCL (Foreign)	93,300	39,911
*Bangkok Bank PCL (Foreign)	13,900	47,317
*Bangkok Bank PCL (Foreign) NVDR	20,200	68,763
*Bangkok Expressway PCL (Foreign)	112,000	67,817
*Bank of Ayudhya PCL (Foreign)	70,100	41,391
Banpu Coal, Ltd. (Foreign) NVDR	8,800	139,973
Banpu PCL (Foreign)	400	6,435
BEC World PCL (Foreign)	65,200	47,140
Big C Supercenter PCL (Foreign)	46,100	56,939
*Cal-Comp Electronics (Thailand) PCL (Foreign)	387,500	35,487
*Charoen Pokphand Foods PCL (Foreign)	340,100	117,823
*Delta Electronics (Thailand) PCL (Foreign)	86,000	45,338
Electricity Generating PCL (Foreign)	22,000	52,357
Glow Energy PCL (Foreign)	61,900	57,807
*Hana Microelectronics PCL (Foreign)	139,200	88,061
*IRPC PCL (Foreign)	847,300	111,289
*Italian-Thai Development PCL (Foreign) NVDR	621,100	51,267
*Kasikornbank PCL (Foreign)	10,200	27,040
*Kasikornbank PCL (Foreign) NVDR	28,100	69,837
*Kiatnakin Finance PCL (Foreign)	50,300	36,518

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Krung Thai Bank PCL (Foreign)	481,100	$139,134
Precious Shipping PCL (Foreign)	165,000	93,448
*Preuksa Real Estate PCL (Foreign)	168,300	82,135
*PTT Aromatics & Refining PCL (Foreign)	112,600	83,445
*PTT Chemical PCL (Foreign)	66,400	169,526
PTT Exploration & Production PCL (Foreign)	11,700	46,525
PTT PCL (Foreign)	18,200	122,265
Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	40,637
Siam Cement PCL (Foreign) NVDR (The)	10,400	68,299
*Siam City Bank PCL (Foreign)	100,800	93,376
Siam City Cement PCL (Foreign)	13,200	88,676
*Siam Commercial Bank PCL (Foreign)	15,700	37,719
*Tata Steel (Thailand) PCL (Foreign)	1,030,600	56,195
*Thai Oil PCL (Foreign)	81,600	100,172
*Thai Union Frozen Products PCL (Foreign)	76,000	75,554
*Thanachart Capital PCL (Foreign)	143,400	83,807
*Thoresen Thai Agencies PCL (Foreign)	91,190	72,798
*TMB Bank PCL (Foreign)	1,311,300	50,169
*TPI Polene PCL (Foreign)	58,000	14,590

TOTAL THAILAND		2,767,736

TURKEY — (0.5%)
*Adana Cimento T.A.S.	12,989	45,958
*Akbank T.A.S.	27,466	160,440
*Akcansa Cimento Sanayi ve Ticaret A.S.	9,502	46,449
*Akenerji Elektrik Uretim A.S.	9,244	112,183
*Aksigorta A.S.	34,947	43,144
*Albaraka Turk Katilim Bankasi AS.	27,804	44,937
*Anadolu Anonim Turk Sigorta Sirketi A.S.	46,056	45,950
Anadolu Efes Biracilik ve Malt Sanayi A.S.	4,187	43,251
*Arcelik A.S.	31,373	124,037
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	6,742	57,723
*Asya Katilim Bankasi A.S.	15,598	40,502
*Aygaz A.S.	35,134	153,179
BIM BirlesikMagazalar A.S.	1,055	47,862
*Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	70,386
*Dogan Sirketler Grubu Holding A.S.	109,155	79,599
*Dogan Yayin Holding A.S.	46,057	46,680
*Dogus Otomotiv Servis ve Ticaret A.S.	11,261	40,252
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	141,459
*Enka Insaat ve Sanayi A.S.	1,064	4,950
*Eregli Demir ve Celik Fabrikalari Turk A.S.	59,690	188,046
Ford Otomotiv Sanayi A.S.	19,042	133,583
*Global Yatirim Holding A.S.	67,511	36,722
*Haci Omer Sabanci Holding A.S.	25,022	107,830
*Hurriyet Gazetecilik ve Matbaacilik A.S.	31,589	39,889
*Koc Holding A.S. Series B	47,269	160,038
*Petkim Petrokimya Holding A.S.	7,937	47,425
*Sekerbank T.A.S.	18,468	31,640
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	59,680	125,170
*TAV Havalimanlari Holding A.S.	9,894	40,540
*Tekfen Holding A.S.	12,783	47,591
*Tofas Turk Otomobil Fabrikasi A.S.	14,097	53,041
Tupras-Turkiye Petrol Rafinerileri A.S.	7,892	162,491
*Turcas Petrol A.S.	24,681	87,415
*Turk Ekonomi Bankasi A.S.	54,324	91,253
*Turk Hava Yollari A.S.	36,400	132,720
*Turk Sise ve Cam Fabrikalari A.S.	37,879	48,951
Turkcell Iletisim Hizmetleri A.S.	1,136	8,338
Turkcell Iletisim Hizmetleri A.S. ADR	3,200	58,208
*Turkiye Garanti Bankasi A.S.	61,127	256,372

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Turkiye Halk Bankasi A.S.	17,538	$119,131
*Turkiye Is Bankasi A.S.	31,314	137,555
*Turkiye Sinai Kalkinma Bankasi A.S.	88,242	111,705
*Turkiye Vakiflar Bankasi T.A.O.	79,200	209,948
*Ulker Biskuvi Sanayi A.S.	18,064	46,639
*Vestel Elektronik Sanayi ve Ticaret A.S.	24,328	43,784
*Yapi ve Kredi Bankasi A.S.	20,374	49,065

TOTAL TURKEY		3,924,031

UNITED KINGDOM — (15.2%)
A.G. Barr P.L.C.	1,846	23,283
Aberdeen Asset Management P.L.C.	128,290	252,469
Admiral Group P.L.C.	7,927	142,726
Aegis Group P.L.C.	130,851	248,934
*Aga Rangemaster Group P.L.C.	23,457	52,873
Aggreko P.L.C.	24,573	353,097
Amec P.L.C.	46,009	554,472
Amlin P.L.C.	87,662	542,337
*Anglo American P.L.C.	83,163	3,051,321
Anglo Pacific Group P.L.C.	10,303	40,106
Anite P.L.C.	12,317	6,305
*Antisoma P.L.C.	130,297	69,186
Antofagasta P.L.C.	57,429	797,173
*Arena Leisure P.L.C.	29,322	12,743
ARM Holdings P.L.C.	87,084	266,124
ARM Holdings P.L.C. Sponsored ADR	10,000	90,700
Arriva P.L.C.	25,240	195,521
Ashmore Group P.L.C.	27,484	97,853
Ashtead Group P.L.C.	100,012	135,929
Associated British Foods P.L.C.	30,254	425,023
*Assura Group, Ltd.	61,888	44,055
AstraZeneca P.L.C. Sponsored ADR	16,714	777,034
Atkins WS P.L.C.	9,317	88,227
*Autonomy Corp. P.L.C.	13,981	346,333
Aveva Group P.L.C.	1,771	30,900
Aviva P.L.C.	249,585	1,528,511
*Axis-Shield P.L.C.	9,938	64,718
Babcock International Group P.L.C.	31,122	277,908
BAE Systems P.L.C.	195,055	1,093,941
Balfour Beatty P.L.C.	68,078	289,211
Barclays P.L.C.	504,400	2,130,858
Barclays P.L.C. Sponsored ADR	22,067	377,566
*Barratt Developments P.L.C.	59,448	112,841
BBA Aviation P.L.C.	55,478	145,397
Beazley P.L.C.	62,807	104,748
Bellway P.L.C.	17,958	211,574
*Berkeley Group Holdings P.L.C. (The)	16,777	213,216
BG Group P.L.C.	42,404	779,543
BG Group P.L.C. Sponsored ADR	400	36,808
BHP Billiton P.L.C.	15,494	454,518
BHP Billiton P.L.C. ADR	6,800	398,344
Bodycote P.L.C.	34,225	94,784
*Bovis Homes Group P.L.C.	17,434	110,197
BP P.L.C.	1,306	12,185
BP P.L.C. Sponsored ADR	102,720	5,764,646
Brammer P.L.C.	4,486	9,456
Brewin Dolphin Holdings P.L.C.	10,185	22,351
Brit Insurance Holdings NV	39,724	117,754
#*British Airways P.L.C.	99,239	323,530
British American Tobacco P.L.C.	12,488	412,787
British American Tobacco P.L.C. Sponsored ADR	1,800	119,772

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	$165,681
Britvic P.L.C.	19,995	134,075
BSS Group P.L.C.	19,643	79,136
BT Group P.L.C. Sponsored ADR	15,400	335,258
*BTG P.L.C.	19,541	54,855
Bunzl P.L.C.	20,330	202,014
Burberry Group P.L.C.	53,441	521,665
Cable & Wireless P.L.C.	344,179	778,198
*Cairn Energy PLC	95,280	491,093
Camellia P.L.C.	488	55,970
Capita Group P.L.C.	16,762	192,908
Care UK P.L.C.	10,726	70,325
Carillion P.L.C.	66,532	315,375
*Carnival P.L.C.	15,763	566,705
*Carnival P.L.C. ADR	4,744	169,693
Carphone Warehouse Group P.L.C.	79,276	240,562
Castings P.L.C.	1,976	5,391
Catlin Group, Ltd.	66,466	358,955
Centrica P.L.C.	115,683	496,628
Charles Stanley Group P.L.C.	382	1,523
Charter International P.L.C.	21,254	235,044
*Chaucer Holdings P.L.C.	63,276	46,000
Chemring Group P.L.C.	2,135	109,508
Chesnara P.L.C.	16,414	54,577
Chloride Group P.L.C.	19,026	55,340
Close Brothers Group P.L.C.	18,215	200,164
Cobham P.L.C.	81,906	303,061
Collins Stewart P.L.C.	29,710	34,659
*COLT Telecom Group SA	50,348	99,022
Compass Group P.L.C.	53,254	362,553
Computacenter P.L.C.	32,550	153,894
Connaught P.L.C.	12,993	66,219
Consort Medical P.L.C.	5,759	34,310
*Cookson Group P.L.C.	47,340	320,911
Costain Group P.L.C.	76,002	30,346
Cranswick P.L.C.	7,431	87,238
Croda International P.L.C.	10,466	124,696
*CSR P.L.C.	24,402	174,253
Daily Mail & General Trust P.L.C. Series A	31,357	224,666
Dairy Crest Group P.L.C.	20,624	111,047
*Dana Petroleum P.L.C.	12,950	214,849
Davis Service Group P.L.C.	17,829	114,653
De la Rue P.L.C.	17,287	266,977
*Debenhams P.L.C.	159,457	171,044
Dechra Pharmaceuticals P.L.C.	1,468	11,222
Delta P.L.C.	39,438	99,347
Development Securities P.L.C.	15,174	68,092
Devro P.L.C.	9,992	22,064
Diageo P.L.C.	11,221	188,603
Diageo P.L.C. Sponsored ADR	3,600	241,884
*Dicom Group P.L.C.	7,332	20,701
Dignity P.L.C.	3,057	30,473
Dimension Data Holdings P.L.C.	198,896	244,430
Diploma P.L.C.	14,328	40,725
Domino Printing Sciences P.L.C.	20,220	104,249
Drax Group P.L.C.	15,476	101,252
DS Smith P.L.C.	59,889	104,043
*DSG International P.L.C.	635,282	318,040
*E2V Technologies P.L.C.	6,057	5,326
eaga P.L.C.	5,313	11,844
*easyJet P.L.C.	33,010	205,010

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Electrocomponents P.L.C.	60,447	$170,381
Elementis P.L.C.	33,086	26,921
*Enterprise Inns P.L.C.	52,117	98,480
Eurasian Natural Resources Corp. P.L.C.	20,458	293,809
Euromoney Institutional Investor P.L.C.	11,466	85,858
Evolution Group P.L.C.	21,433	43,418
Experian P.L.C.	55,885	531,363
F&C Asset Management P.L.C.	70,136	77,681
Fenner P.L.C.	38,414	113,928
Fidessa Group P.L.C.	2,349	46,566
Filtrona P.L.C.	29,346	82,576
*Findel P.L.C.	10,077	5,338
Firstgroup P.L.C.	43,959	257,689
Forth Ports P.L.C.	3,947	70,112
*French Connection Group P.L.C.	18,083	11,010
*Fresnillo P.L.C.	3,049	32,426
G4S P.L.C.	127,316	511,216
*Galiform P.L.C.	16,578	23,353
Galliford Try P.L.C.	9,777	49,179
Game Group P.L.C.	50,133	73,576
*Gem Diamonds, Ltd.	18,964	70,693
Genus P.L.C.	7,062	76,627
*GKN P.L.C.	158,395	289,306
GlaxoSmithKline P.L.C. Sponsored ADR	22,100	862,121
Go-Ahead Group P.L.C.	3,044	65,459
Greene King P.L.C.	28,269	200,111
Greggs P.L.C.	5,330	35,530
Halfords Group P.L.C.	16,496	99,708
Halma P.L.C.	31,900	118,512
Hampson Industries P.L.C.	11,706	12,102
Hansard Global P.L.C.	17,609	47,836
*Hardy Oil & Gas P.L.C.	6,768	26,175
Hardy Underwriting Group P.L.C.	1,763	7,980
Hargreaves Lansdown P.L.C.	12,626	58,641
Hays P.L.C.	65,299	114,777
Headlam Group P.L.C.	8,095	40,012
Helical Bar P.L.C.	6,415	31,989
*Helphire P.L.C.	33,566	28,965
Henderson Group P.L.C.	113,395	219,717
*Heritage Oil P.L.C.	15,730	124,250
Hikma Pharmaceuticals P.L.C.	18,463	161,200
Hill & Smith Holdings P.L.C.	6,525	34,693
Hiscox, Ltd.	57,482	313,234
HMV Group P.L.C.	15,392	18,685
Hochschild Mining P.L.C.	26,850	115,393
Hogg Robinson Group P.L.C.	5,147	2,778
Holidaybreak P.L.C.	14,216	60,036
Home Retail Group P.L.C.	49,224	199,867
Homeserve P.L.C.	3,407	88,243
HSBC Holdings P.L.C.	320,930	3,435,718
HSBC Holdings P.L.C. Sponsored ADR	105,320	5,635,673
Hunting P.L.C.	12,524	108,075
Huntsworth P.L.C.	53,480	53,394
Hyder Consulting P.L.C.	2,420	7,729
ICAP P.L.C.	46,066	270,684
IG Group Holdings P.L.C.	31,919	205,119
*Imagination Technologies Group P.L.C.	28,730	120,785
IMI P.L.C.	39,971	347,130
Imperial Tobacco Group P.L.C.	26,291	847,822
Imperial Tobacco Group P.L.C. ADR	1,300	83,200
*Inchcape P.L.C.	402,704	170,933

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Informa P.L.C.	72,349	$379,128
Inmarsat P.L.C.	18,008	195,532
Intercontinental Hotels Group P.L.C. ADR	14,100	201,207
Intermediate Capital Group P.L.C.	52,944	225,694
International Personal Finance P.L.C.	39,827	139,361
International Power P.L.C.	252,987	1,291,603
Interserve P.L.C.	16,718	56,301
Intertek Group P.L.C.	6,743	129,774
Invensys P.L.C.	49,272	240,939
Investec P.L.C.	75,776	511,887
*IP Group P.L.C.	40,893	37,889
*ITV P.L.C.	561,928	503,903
*J.D. Wetherspoon P.L.C.	9,181	66,604
James Fisher & Sons P.L.C.	7,969	58,324
Jardine Lloyd Thompson Group P.L.C.	12,197	91,154
*JJB Sports P.L.C.	31,631	10,652
JKX Oil & Gas P.L.C.	5,891	24,943
*John Menzies P.L.C.	16,607	82,499
John Wood Group P.L.C.	60,249	325,366
Johnson Matthey P.L.C.	23,601	548,677
*Johnston Press P.L.C.	80,578	35,154
*Kazakhmys P.L.C.	30,544	586,307
Kcom Group P.L.C.	56,484	49,439
Keller Group P.L.C.	8,282	82,119
Kesa Electricals P.L.C.	55,581	113,900
Kier Group P.L.C.	5,521	85,117
Kingfisher P.L.C.	393,967	1,327,056
Ladbrokes P.L.C.	78,214	195,362
Laird P.L.C.	27,000	53,249
*Lamprell P.L.C.	13,187	40,055
*Lancashire Holdings , Ltd.	7,806	55,641
Laura Ashley Holdings P.L.C.	51,893	10,544
Lavendon Group P.L.C.	44,236	48,933
Legal & General Group P.L.C.	1,002,504	1,204,230
*Lloyds Banking Group P.L.C.	584,787	470,132
Lloyds Banking Group P.L.C. Sponsored ADR	4,920	16,039
Logica P.L.C.	173,998	324,432
London Stock Exchange Group P.L.C.	21,928	222,903
*Lonmin P.L.C.	19,787	566,025
*Lookers P.L.C.	34,191	24,590
*Low & Bonar P.L.C.	44,867	25,095
*Luminar Group Holdings P.L.C.	29,908	19,021
Man Group P.L.C.	244,093	914,818
Management Consulting Group P.L.C.	21,563	6,525
Marks & Spencer Group P.L.C.	79,084	437,849
Marshalls P.L.C.	34,860	47,669
Marston’s P.L.C.	40,696	56,947
McBride P.L.C.	20,518	71,331
Meggitt P.L.C.	122,930	506,334
Melrose P.L.C.	49,820	132,431
Melrose Resources P.L.C.	2,371	11,524
Michael Page International P.L.C.	20,330	125,010
Millennium & Copthorne Hotels P.L.C.	19,776	119,932
*Misys P.L.C.	33,022	112,781
*Mitchells & Butlers P.L.C.	34,074	149,836
Mitie Group P.L.C.	38,494	140,306
Mondi P.L.C.	67,421	381,272
Moneysupermarket.com Group P.L.C.	30,853	35,799
Morgan Crucible Co. P.L.C.	34,128	88,366
Morgan Sindall P.L.C.	6,889	58,921
Mothercare P.L.C.	14,465	147,948

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Mouchel Group P.L.C.	5,749	$22,739
N Brown Group P.L.C.	19,784	71,113
National Express Group P.L.C.	55,835	184,072
National Grid P.L.C.	3,156	31,698
National Grid P.L.C. Sponsored ADR	10,382	522,941
Next P.L.C.	12,985	404,908
Northern Foods P.L.C.	36,911	36,568
*Northgate P.L.C.	18,148	62,658
Northumbrian Water Group P.L.C.	52,862	217,439
Novae Group P.L.C.	11,261	54,656
*Old Mutual P.L.C.	704,529	1,161,527
Oxford Instruments P.L.C.	5,840	23,317
PayPoint P.L.C.	4,568	29,183
Pearson P.L.C.	3,121	44,196
Pearson P.L.C. Sponsored ADR	59,132	839,083
*Pendragon P.L.C.	223,487	94,569
Pennon Group P.L.C.	24,635	201,658
*Persimmon P.L.C.	49,363	338,880
Petrofac, Ltd. P.L.C.	18,548	284,213
*Petropavlovsk P.L.C.	12,514	181,477
*Photo-Me International P.L.C.	39,461	21,440
Premier Farnell P.L.C.	32,250	92,240
*Premier Foods P.L.C.	278,372	142,749
*Premier Oil P.L.C.	11,027	181,893
*Prostrakan Group P.L.C.	20,107	35,658
Provident Financial P.L.C.	7,074	105,459
Prudential P.L.C.	133,912	1,226,456
Prudential P.L.C. ADR.	24,590	451,718
*Punch Taverns P.L.C.	76,970	102,536
PV Crystalox Solar P.L.C.	37,163	32,969
PZ Cussons P.L.C.	17,339	67,874
Qinetiq P.L.C.	90,494	192,945
*Quintain Estates & Development P.L.C.	14,160	13,224
*Rank Group P.L.C.	26,746	38,961
Rathbone Brothers P.L.C.	5,677	75,095
Reckitt Benckiser Group P.L.C.	10,751	557,326
*Redrow P.L.C.	20,226	42,047
Reed Elsevier P.L.C. ADR	5,600	178,360
Regus P.L.C.	82,044	116,398
Renishaw P.L.C.	5,546	53,090
Rensburg Sheppards P.L.C.	2,793	25,757
*Rentokil Initial P.L.C.	186,918	343,587
Restaurant Group P.L.C.	12,241	39,662
Rexam P.L.C.	152,527	726,222
Ricardo P.L.C.	11,315	52,575
Rightmove P.L.C.	14,038	118,161
*Rio Tinto P.L.C.	18,769	915,268
Rio Tinto P.L.C. Sponsored ADR	900	174,618
RM P.L.C.	12,287	34,646
Robert Walters P.L.C.	18,804	66,026
Robert Wiseman Dairies P.L.C.	97	773
ROK P.L.C.	19,702	13,784
*Rolls-Royce Group P.L.C.	117,120	892,393
Rotork P.L.C.	4,228	85,167
*Royal Bank of Scotland Group P.L.C.	1,024,822	520,697
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,100	11,231
Royal Dutch Shell P.L.C. ADR	109,543	5,847,405
Royal Dutch Shell P.L.C. Series B	59,695	1,587,960
RPC Group P.L.C.	22,388	86,003
RPS Group P.L.C.	25,621	81,611
RSA Insurance Group P.L.C.	568,967	1,163,400

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
SABmiller P.L.C.	61,179	$1,663,719
Sage Group P.L.C.	177,566	667,909
Sainsbury (J.) P.L.C.	98,883	508,567
*Salamander Energy P.L.C.	28,060	118,423
Savills P.L.C.	10,559	53,313
Schroders P.L.C.	18,321	362,064
Schroders P.L.C. Non-Voting	9,829	155,545
Scottish & Southern Energy P.L.C.	16,439	306,381
*SDL P.L.C.	1,830	13,915
Senior P.L.C.	81,796	109,312
Serco Group P.L.C.	30,289	240,762
Severfield-Rowen P.L.C.	3,106	10,740
Severn Trent P.L.C.	13,573	243,146
Shanks Group P.L.C.	52,356	105,994
Shire P.L.C. ADR	3,900	232,440
*SIG P.L.C.	48,936	89,020
Smith & Nephew P.L.C. Sponsored ADR	6,000	299,520
Smiths Group P.L.C.	16,965	269,275
Smiths News P.L.C.	40,578	76,634
*Soco International P.L.C.	7,498	172,092
*Southern Cross Healthcare, Ltd. P.L.C.	27,892	67,690
Spectris P.L.C.	10,654	129,429
Speedy Hire P.L.C.	541	250
Spice P.L.C.	31,125	25,242
Spirax-Sarco Engineering P.L.C.	8,485	169,366
Spirent Communications P.L.C.	84,310	147,967
*Sports Direct International P.L.C.	22,380	34,147
SSL International P.L.C.	16,689	206,804
St. Ives Group P.L.C.	9,000	8,280
St. James’s Place P.L.C.	25,442	101,518
*St. Modwen Properties P.L.C.	36,375	109,136
Stagecoach Group P.L.C.	59,157	165,544
Standard Chartered P.L.C.	138,929	3,200,034
Standard Life P.L.C.	378,566	1,178,024
Sthree P.L.C.	10,289	49,943
Synergy Health P.L.C.	7,073	69,542
Tate & Lyle P.L.C.	66,559	419,663
Tesco P.L.C.	253,989	1,714,905
Thomas Cook Group P.L.C.	66,598	240,465
Thorntons P.L.C.	16,501	26,312
Tomkins P.L.C.	42,408	126,896
Tomkins P.L.C. Sponsored ADR	23,775	283,636
*Travis Perkins P.L.C.	33,414	390,236
*Trinity Mirror P.L.C.	98,032	235,969
TUI Travel P.L.C.	35,287	145,558
Tullett Prebon P.L.C.	40,442	197,283
Tullow Oil P.L.C.	20,507	376,290
*UK Coal P.L.C.	35,646	34,791
Ultra Electronics Holdings P.L.C.	4,118	83,296
Umeco P.L.C.	2,569	13,450
Unilever P.L.C.	294	8,940
Unilever P.L.C. Sponsored ADR	10,600	323,512
United Business Media P.L.C.	19,429	131,906
United Utilities Group P.L.C.	38,902	331,790
United Utilities Group P.L.C. ADR	154	2,632
*Vectura Group P.L.C.	30,168	33,245
Vedanta Resources P.L.C.	17,480	670,476
Victrex P.L.C.	5,665	73,401
Vitec Group P.L.C. (The)	9,565	62,709
Vodafone Group P.L.C.	13,189	28,177
Vodafone Group P.L.C. Sponsored ADR	215,699	4,628,901

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
VT Group P.L.C.	21,524	$183,744
Weir Group P.L.C. (The)	28,894	355,573
Wellstream Holdings P.L.C.	7,499	59,333
WH Smith P.L.C.	13,058	103,820
Whitbread P.L.C.	25,690	574,475
William Hill P.L.C.	63,192	200,429
William Morrison Supermarkets P.L.C.	174,580	803,196
Wincanton P.L.C.	14,780	52,598
*Wolfson Microelectronics P.L.C.	35,460	70,488
*Wolseley P.L.C.	50,810	1,117,859
Wolseley P.L.C. ADR	1,000	2,190
WPP P.L.C.	641	5,915
WPP P.L.C. Sponsored ADR	6,000	276,600
WSP Group P.L.C.	5,033	21,433
Xchanging P.L.C.	30,971	93,931
*Xstrata P.L.C.	176,940	2,871,076
*Yell Group P.L.C.	193,258	111,941
*Yule Catto & Co. P.L.C.	26,581	74,003

TOTAL UNITED KINGDOM		116,385,404

UNITED STATES — (0.0%)
*Signet Jewelers, Ltd. ADR	2,350	64,296

TOTAL COMMON STOCKS		707,555,374

PREFERRED STOCKS — (1.2%)
AUSTRALIA — (0.0%)
*Village Roadshow, Ltd. Series A	6,668	12,408

BRAZIL — (1.2%)
Banco Bradesco SA Sponsored ADR	34,045	563,785
*Brasil Telecom SA ADR	3,519	73,576
*Braskem SA Preferred A	14,800	104,110
*Braskem SA Preferred A Sponsored ADR	7,677	106,787
Centrais Electricas de Santa Catarina SA	2,600	50,207
Cia Vale do Rio Doce	66,950	1,511,731
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	93,952
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	4,720	314,918
Companhia de Bebidas das Americas Preferred ADR	2,100	194,376
*Companhia de Tecidos Norte de Minas	11,500	34,286
Companhia de Transmissao de Energia Eletrica Paulista	3,600	90,621
Companhia Energetica de Minas Gerais SA	3,875	64,446
Companhia Energetica de Minas Gerais SA Sponsored ADR	7,375	122,941
Companhia Energetica do Ceara Coelce Series A	5,000	78,992
Companhia Paranaense de Energia-Copel Sponsored ADR	6,500	132,275
Confab Industrial SA	45,104	118,205
Contax Participacoes SA	6,800	89,464
Gerdau SA Sponsored ADR	59,400	798,930
*Gol Linhas Aereas Inteligentes SA	9,600	117,645
Itau Unibanco Holding SA	58,540	1,122,039
Klabin SA	81,700	211,510
Lojas Americanas SA	19,900	139,669
Marcopolo SA	14,100	56,774
*Net Servicos de Comunicacao SA	6,600	76,329
Net Servicos de Comunicacao SA Preferred ADR	29,676	351,067
Randon e Participacoes SA	19,400	157,464
Saraiva SA Livreiros Editores	5,100	93,342
Suzano Papel e Celullose SA	28,500	307,074
Tele Norte Leste Participacoes SA	2,300	40,997
Tele Norte Leste Participacoes SA ADR	13,200	235,224
#Telecomunicacoes de Sao Paulo SA ADR	5,840	130,699
*Telemar Norte Leste SA	4,700	137,235

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Tim Participacoes SA ADR	3,700	$97,199
*Ultrapar Participacoes SA Sponsored ADR	12,800	562,304
*Uniao de Industrias Petroquimicas SA Series B	143,600	79,228
Usinas Siderurgicas de Minas Gerais SA Series A	17,700	465,740
Whirlpool SA	28,300	53,297

TOTAL BRAZIL		8,978,438

TOTAL PREFERRED STOCKS		8,990,846

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*JBS SA Rights 01/29/10	92	18

CHILE — (0.0%)
*Cia General de Electricidad SA Rights 12/16/09	902	2

INDONESIA — (0.0%)
*PT Energi Mega Persada Tbk Rights 02/08/10	666,364	143

MALAYSIA — (0.0%)
*Malaysian Resources Corp. Berhad Rights 02/19/10	116,450	9,900
*Media Prima Berhad Warrants 12/31/14	1,085	159
*MISC Berhad Rights 02/09/10	6,380	1,188

TOTAL MALAYSIA		11,247

TAIWAN — (0.0%)
*Shih Wei Navigation Co., Ltd. Rights 03/01/10	358	39

TOTAL RIGHTS/WARRANTS		11,449

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $5,805,000 FNMA 6.50%, 06/25/39, valued at $6,182,325) to be repurchased at $6,088,096	$6,088	6,088,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.6%)
§@DFA Short Term Investment Fund LP	41,200,000	41,200,000
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,669,980) to be repurchased at $1,637,251	$1,637	1,637,235

TOTAL SECURITIES LENDING COLLATERAL		42,837,235

TOTAL INVESTMENTS — (100.0%) (Cost $656,746,471)##		$765,482,904

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,227,995	$36,054,199	—	$37,282,194
Austria	—	3,376,213	—	3,376,213
Belgium	1,044,718	4,794,277	—	5,838,995
Brazil	13,478,075	—	—	13,478,075
Canada	50,345,739	—	—	50,345,739
Chile	3,183,598	—	—	3,183,598
China	5,064,325	34,207,419	—	39,271,744
Czech Republic	—	661,883	—	661,883
Denmark	229,274	5,225,170	—	5,454,444
Finland	385,975	7,741,430	—	8,127,405
France	4,895,764	38,902,021	—	43,797,785
Germany	5,898,017	24,525,325	—	30,423,342
Greece	1,058,073	3,461,810	—	4,519,883
Hong Kong	—	12,831,367	—	12,831,367
Hungary	84,576	1,214,587	—	1,299,163
India	953,149	16,127,857	—	17,081,006
Indonesia	93,503	3,750,972	—	3,844,475
Ireland	626,458	2,387,125	—	3,013,583
Israel	1,239,457	3,026,146	—	4,265,603
Italy	1,164,314	14,671,585	—	15,835,899
Japan	9,565,571	97,464,997	—	107,030,568
Malaysia	37,486	5,315,329	—	5,352,815
Mexico	6,552,749	—	—	6,552,749
Netherlands	6,556,642	9,809,542	—	16,366,184
New Zealand	37,889	1,453,049	—	1,490,938
Norway	146,676	6,275,577	—	6,422,253
Philippines	55,970	822,902	—	878,872
Poland	—	2,522,900	—	2,522,900
Portugal	3,927	2,686,033	—	2,689,960
Russia	26,398	4,918,782	—	4,945,180
Singapore	—	8,393,606	—	8,393,606
South Africa	1,396,307	10,197,714	—	11,594,021
South Korea	2,373,945	19,033,674	—	21,407,619
Spain	8,860,965	7,763,604	—	16,624,569
Sweden	820,308	12,783,142	—	13,603,450
Switzerland	8,221,492	25,300,493	—	33,521,985
Taiwan	305,554	20,778,288	—	21,083,842
Thailand	2,767,736	—	—	2,767,736
Turkey	205,927	3,718,104	—	3,924,031
United Kingdom	29,350,413	87,034,991	—	116,385,404
United States	64,296	—	—	64,296
Preferred Stocks
Australia	—	12,408	—	12,408
Brazil	8,978,438	—	—	8,978,438
Rights/Warrants
Brazil	18	—	—	18

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Chile	$2	—	—	$2
Indonesia	143	—	—	143
Malaysia	1,347	$9,900	—	11,247
Taiwan	—	39	—	39
Temporary Cash Investments	—	6,088,000	—	6,088,000
Securities Lending Collateral	—	42,837,235	—	42,837,235

TOTAL	$177,303,209	$588,179,695	—	$765,482,904

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2010

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,530,790,821
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,025,152,119
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	749,419,979
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	583,270,341
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	408,464,158

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,298,940,106)##	$4,297,097,418

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,297,097,418	—	—	$4,297,097,418

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$109,062,846

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $197,115,177)##	$109,062,846

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$109,062,846	—	—	$109,062,846

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$103,224,883

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $95,457,084)##	$103,224,883

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$103,224,883	—	—	$103,224,883

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2010

(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$27,307,454

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $28,677,705)##	$27,307,454

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$27,307,454	—	—	$27,307,454

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$110,911,704

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $111,171,817)##	$110,911,704

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$110,911,704	—	—	$110,911,704

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.8%)
AUSTRALIA — (23.5%)
#Abacus Property Group	6,759,383	$2,313,547
#Ale Property Group	500,750	996,302
Ardent Leisure Group	972,184	1,381,964
Aspen Group	3,296,314	1,378,616
#Astro Japan Property Group	2,188,340	652,565
*Australian Education Trust	280,584	114,973
Bunnings Warehouse Property Trust	1,217,395	1,896,351
*Carindale Property Trust NL	684	2,606
#Centro Retail Group	803,409	111,908
CFS Retail Property Trust	8,228,101	13,515,035
Challenger Diversified Property Group	2,183,352	892,072
Challenger Wine Trust	24,925	6,375
Charter Hall Group	993,334	573,486
Commonwealth Property Office Fund	8,386,613	6,719,208
*Cromwell Group NL	15,575	9,570
Dexus Property Group	21,401,565	15,567,764
Galileo Japan Trust	696,166	26,763
*GEO Property Group	542,289	88,034
Goodman Group	25,689,224	13,060,225
GPT Group (6365866)	42,416,814	21,144,023
*GPT Group (B3WX9L1)	38,018,670	—
*Growthpoint Properties Australia NL	724	1,040
#*ING Industrial Fund	9,847,597	3,886,052
ING Office Fund	11,448,968	6,128,118
Macquarie Country Wide Trust	6,416,906	3,175,253
#*Macquarie DDR Trust	3,374,461	280,665
Macquarie Office Trust	19,999,579	5,191,563
*Mirvac Industrial Trust	826,524	37,665
*Prime Retirement & Aged Care Property Trust	15,703	1,753
Real Estate Capital Partners USA Property Trust	257,065	33,233
*Record Realty REIT	596,040	3,164
*Rubicon Europe Trust Group REIT	505,643	2,237
Stockland Trust Group	10,400,261	34,029,708
#*Tishman Speyer Office Fund	1,359,035	433,472
*Trafalgar Corporate Group, Ltd.	43,870	30,220
*Trinity Group	500,397	55,204
*Valad Property Group	9,765,829	894,544
Westfield Group	6,075,479	67,458,623

TOTAL AUSTRALIA		202,093,901

BELGIUM — (1.6%)
*Aedifica NV	806	45,223
Befimmo SCA	54,310	4,441,293
#Cofinimmo SA	38,852	5,234,016
Intervest Offices NV	24,927	773,019
Leasinvest Real Estate SCA	4,799	416,243
Retail Estates NV	6,702	398,853
Warehouses De Pauw SCA	43,725	2,020,107
Wereldhave Belgium NV	5,254	454,661

TOTAL BELGIUM		13,783,415

CANADA — (4.6%)
#Allied Properties REIT	56,700	1,039,345
Artis REIT	79,038	857,462
#Boardwalk REIT	99,566	3,482,598
#Calloway REIT	169,664	3,141,779
#Canadian Apartment Properties REIT	135,100	1,797,964
#Canadian REIT	135,800	3,556,137

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Chartwell Seniors Housing REIT	310,801	$2,209,107
#Cominar REIT	95,800	1,719,338
#Dundee REIT	49,600	1,138,353
#Extendicare REIT	113,000	981,782
#H&R REIT	314,382	4,945,434
#*Huntingdon REIT	133,900	75,137
#Innvest REIT	241,400	1,313,957
Interrent REIT	13,900	18,330
#Lanesborough REIT	29,600	16,610
#Morguard REIT	100,300	1,246,656
#Northern Property REIT	46,800	1,000,122
#Primaris Retail REIT	140,400	2,212,523
#Riocan REIT	477,584	8,526,611
#Whiterock REIT	9,476	133,200

TOTAL CANADA		39,412,445

CHINA — (0.2%)
GZI REIT	2,561,000	972,663
RREEF China Commercial Trust	1,392,000	651,321

TOTAL CHINA		1,623,984

FRANCE — (14.6%)
#Acanthe Developpement SA	165,602	340,747
#Affine SA	18,702	419,551
#ANF SA	38,856	1,756,244
CeGeREAL SA	14,439	520,796
#Fonciere des Regions SA	92,151	9,157,782
*Gecina SA	70,923	7,030,001
#Icade SA	88,173	8,498,523
#Klepierre SA	413,902	15,418,978
#Mercialys SA	115,470	3,950,407
Societe de la Tour Eiffel SA	25,320	1,784,145
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	6,996,516
Unibail-Rodamco SE	321,747	69,716,886

TOTAL FRANCE		125,590,576

GERMANY — (0.1%)
Alstria Office REIT AG	83,597	946,005

GREECE — (0.0%)
Eurobank Properties Real Estate Investment Co. S.A.	37,010

HONG KONG — (3.3%)
#Champion REIT	9,997,658	4,232,908
#Link REIT (The)	8,955,543	21,579,456
#Prosperity REIT	4,931,000	836,823
Regal REIT	4,117,000	882,358
#Sunlight REIT	3,118,000	789,075

TOTAL HONG KONG		28,320,620

ITALY — (0.1%)
Immobiliare Grande Distribuzione SpA	416,897	842,190

JAPAN — (11.9%)
#Advance Residence Investment	267	940,014
#BLife Investment Corp.	146	720,075
Crescendo Investment Corp.	353	473,649
#DA Office Investment Corp.	831	1,609,127
FC Residential Investment	50	100,841
#Frontier Real Estate Investment Corp.	537	3,894,789
Fukuoka REIT Corp.	327	1,810,771

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Global One Real Estate Investment Co.	351	$2,562,954
#Hankyu REIT, Inc.	329	1,240,900
#Invincible Investment Corp.	465	86,713
Japan Excellent, Inc.	611	2,695,229
Japan Hotel and Resort, Inc.	329	460,124
#Japan Logistics Fund, Inc.	520	3,640,179
Japan Office Investment Corp.	542	544,375
#Japan Prime Realty Investment Corp.	2,275	4,333,765
Japan Real Estate Investment Corp.	1,701	14,157,815
Japan Rental Housing Investment, Inc.	191	299,181
Japan Retail Fund Investment	1,350	6,263,391
Japan Single-Residence REIT, Inc.	107	114,039
Joint REIT Investment Corp.	335	625,205
Kenedix Realty Investment Corp.	792	2,246,206
#LaSalle Japan REIT, Inc.	385	507,436
#LCP Investment Corp.	181	135,320
MID REIT, Inc.	687	1,514,268
#Mori Hills REIT Investment Corp.	492	1,439,889
MORI TRUST Sogo REIT, Inc.	431	3,812,195
Nippon Accommodations Fund, Inc.	449	2,419,136
Nippon Building Fund, Inc.	1,945	17,123,901
Nippon Commercial Investment Corp.	1,025	1,460,354
Nippon Hotel Fund Investment Corp.	143	213,094
Nippon Residential Investment Corp.	973	2,247,804
Nomura Real Estate Office Fund, Inc.	1,036	5,955,649
Nomura Real Estate Residential Fund, Inc.	328	1,257,922
Orix Jreit, Inc.	981	4,808,349
#Premier Investment Co.	538	1,712,152
#Prospect REIT Investment Corp.	146	123,399
#TOKYU REIT, Inc.	632	2,871,146
Top REIT, Inc.	580	2,515,388
United Urban Investment Corp.	740	3,882,173

TOTAL JAPAN		102,818,917

MALAYSIA — (0.0%)
*Al-Hadharah Boustead REIT Berhad	63,000	25,260
*AmFirst REIT Berhad	80,000	24,603
*Axis REIT Berhad	124,800	71,712
*Starhill REIT Berhad	339,700	86,986

TOTAL MALAYSIA		208,561

NETHERLANDS — (3.9%)
#Corio NV	217,924	13,376,302
Eurocommercial NV	102,552	4,002,696
Nieuwe Steen Investments NV	145,138	2,829,198
Vastned Offices/Industrial NV	85,496	1,438,314
VastNed Retail NV	65,699	4,424,757
#Wereldhave NV	87,503	7,881,465

TOTAL NETHERLANDS		33,952,732

NEW ZEALAND — (0.9%)
#AMP NZ Office Trust	3,047,520	1,558,522
#Goodman Property Trust	2,830,855	2,046,470
ING Medical Properties Trust	181,627	151,810
ING Property Trust	1,607,857	868,227
Kiwi Income Property Trust	3,340,441	2,361,908
Property for Industry, Ltd.	421,661	339,364

TOTAL NEW ZEALAND		7,326,301

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (5.4%)
Ascendas India Trust	1,338,000	$927,680
#Ascendas REIT	6,164,000	8,398,003
Ascott Residence Trust	1,561,000	1,278,356
Cambridge Industrial Trust	2,993,000	975,482
#CapitaCommercial Trust	8,117,000	6,098,204
CapitaMall Trust	9,424,300	11,261,534
#Capitaretail China Trust	1,918,000	1,626,590
#Cdl Hospitality Trusts	1,697,000	2,158,267
*First REIT	84,000	49,269
#Frasers Centrepoint Trust	1,315,000	1,244,088
#Frasers Commercial Trust	2,746,000	291,057
#K-REIT Asia	1,232,000	924,505
*Lippo-Mapletree Indonesia Retail Trust	318,000	109,982
Macarthurcook Industrial REIT	549,000	83,777
#Mapletree Logistics Trust	5,902,250	3,260,900
#Parkway Life REIT	764,000	702,426
#Starhill Global REIT	6,392,000	2,422,770
#Suntec REIT	5,538,000	5,097,706

TOTAL SINGAPORE		46,910,596

SOUTH AFRICA — (1.3%)
Capital Property Fund	1,417,528	1,303,843
Emira Property Fund	1,300,623	2,011,733
Fountainhead Property Trust	4,059,602	3,289,378
SA Corporate Real Estate Fund	8,522,632	3,065,276
#Sycom Property Fund	548,188	1,357,172

TOTAL SOUTH AFRICA		11,027,402

TAIWAN — (0.5%)
Cathay No.1 REIT	5,284,000	1,728,434
Cathay No.2 REIT	2,400,000	777,570
*Fubon No.1 REIT	3,000	1,018
Fubon No.2 REIT	2,296,000	741,617
*Gallop No.1 REIT	33,000	7,835
Shin Kong No.1 REIT	2,502,000	759,490
*Trident REIT	7,000	1,720

TOTAL TAIWAN		4,017,684

TURKEY — (0.3%)
*Is Gayrimenkul Yatirim Ortakligi AS	924,033	999,338
*Sinpas Gayrimenkul Yatirim Ortakligi AS	850,867	1,380,864

TOTAL TURKEY		2,380,202

UNITED KINGDOM — (14.6%)
A & J Mucklow Group P.L.C.	245,768	1,182,772
*Big Yellow Group P.L.C.	435,712	2,180,579
British Land Co. P.L.C.	3,265,451	22,658,650
Derwent London P.L.C.	487,068	10,138,193
Great Portland Estates P.L.C.	1,223,426	5,464,923
Hammerson P.L.C.	2,556,438	15,359,316
Land Securities Group P.L.C.	3,118,345	31,650,705
Liberty International P.L.C.	1,958,470	14,167,729
McKay Securities P.L.C.	301,723	701,970
Primary Health Properties P.L.C.	336,263	1,556,065
Segro P.L.C.	2,934,241	14,574,628
Shaftesbury P.L.C.	948,497	5,743,120
Town Centre Securities P.L.C.	65	146

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Workspace Group P.L.C.	1,408,408	$491,695

TOTAL UNITED KINGDOM		125,870,491

TOTAL COMMON STOCKS		747,499,747

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
#*Fonciere Des Regions SA Warrants 12/31/10	82,375	63,959

NEW ZEALAND — (0.0%)
*Kiwi Income Property Trust Rights 12/09/09	10,000	7

TOTAL RIGHTS/WARRANTS		63,966

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $2,630,000, FNMA 6.50%, 06/25/39, valued at $2,850,263) to be repurchased at $2,806,044	$2,806	2,806,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@DFA Short Term Investment Fund LP	110,084,811	110,084,811
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $831,868) to be repurchased at $815,565	$816	815,557

TOTAL SECURITIES LENDING COLLATERAL		110,900,368

TOTAL INVESTMENTS — (100.0%) (Cost $1,077,164,657)##		$861,270,081

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$202,093,901	—	$202,093,901
Belgium	—	13,783,415	—	13,783,415
Canada	$39,412,445	—	—	39,412,445
China	—	1,623,984	—	1,623,984
France	—	125,590,576	—	125,590,576
Germany	—	946,005	—	946,005

DFA INTERNATIONAL REAL STATE SECURITIES PORTFOLIO

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$373,725	—	$373,725
Hong Kong	—	28,320,620	—	28,320,620
Italy	—	842,190	—	842,190
Japan	—	102,818,917	—	102,818,917
Malaysia	$71,712	136,849	—	208,561
Netherlands	—	33,952,732	—	33,952,732
New Zealand	—	7,326,301	—	7,326,301
Singapore	927,680	45,982,916	—	46,910,596
South Africa	2,011,733	9,015,669	—	11,027,402
Taiwan	—	4,017,684	—	4,017,684
Turkey	—	2,380,202	—	2,380,202
United Kingdom	—	125,870,491	—	125,870,491
Rights/Warrants
France	63,959	—	—	63,959
New Zealand	7	—	—	7
Temporary Cash Investments	—	2,806,000	—	2,806,000
Securities Lending Collateral	—	110,900,368	—	110,900,368

TOTAL	$42,487,536	$818,782,545	—	$861,270,081

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	15,589,247	$254,572,396
Investment in DFA International Real Estate Securities Portfolio DFA Investment Dimensions Group Inc.	50,365,192	233,694,492

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $463,047,820)		488,266,888

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares (Cost $1,156,321)	1,156,321	1,156,321

TOTAL INVESTMENTS - (100.0%) (Cost $464,204,141)##		$489,423,209

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$488,266,888	—	—	$488,266,888
Temporary Cash Investments	1,156,321	—	—	1,156,321

TOTAL	$489,423,209	—	—	$489,423,209

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (93.3%)
AUSTRALIA — (6.7%)
Adelaide Brighton, Ltd.	8,169,854	$17,759,768
*Aditya Birla Minerals, Ltd.	1,798,940	1,652,800
Adtrans Group, Ltd.	120,376	371,561
#*AED Oil, Ltd.	44,445	23,034
Aevum, Ltd.	414,177	512,118
#AJ Lucas Group, Ltd.	467,259	1,339,289
#Alesco Corp., Ltd.	1,965,343	7,484,735
Altium, Ltd.	38,213	8,282
*Amadeus Energy, Ltd.	1,986,783	419,833
Amalgamated Holdings, Ltd.	1,792,022	8,851,784
#Amcom Telecommunications, Ltd.	5,033,436	1,448,975
AP Eagers, Ltd.	83,796	965,533
#APN News & Media, Ltd.	3,485,179	7,042,318
Ariadne Australia, Ltd.	355,965	86,238
Ausdrill, Ltd.	2,733,818	4,536,796
#*Ausenco, Ltd.	33,457	118,962
Austal, Ltd.	654,587	1,392,348
Austereo Group, Ltd.	6,361,682	9,338,476
#*Australian Agricultural Co., Ltd.	5,659,228	6,313,684
Australian Pharmaceutical Industries, Ltd.	169,910	96,560
*Australian Worldwide Exploration, Ltd.	2,892,909	6,660,121
Automotive Holdings Group, Ltd.	368,640	776,173
*Avexa, Ltd.	736,980	97,665
*AVJennings, Ltd.	22,271	9,829
*AWB, Ltd.	13,522,637	12,635,042
Bank of Queensland, Ltd.	444,986	4,299,732
#Beach Petroleum, Ltd.	19,109,364	14,022,972
Bendigo Bank, Ltd.	713,105	6,178,459
Bendigo Mining, Ltd.	3,716,063	789,708
*Bisalloy Steel Group, Ltd.	1,759,954	247,166
#Boom Logistics, Ltd.	3,815,230	1,242,816
*Bravura Solutions, Ltd.	55,374	9,754
Breville Group, Ltd.	2,458,212	3,479,649
Brickworks, Ltd.	266,159	2,880,592
BSA, Ltd.	1,462,132	396,990
Calliden Group, Ltd.	4,166,068	1,176,345
#*Cape Lambert Iron Ore, Ltd.	3,582,386	1,625,779
*Capral, Ltd.	84,589	23,882
Cardno, Ltd.	1,794	6,544
*CDS Technologies, Ltd.	15,209	—
Centennial Coal Co., Ltd.	3,995,522	12,828,310
Challenger Financial Services Group, Ltd.	4,305,538	15,418,859
*Chandler Macleod Group, Ltd.	8,917	1,785
*Circadian Technologies, Ltd.	144,361	82,813
*Citigold Corp., Ltd.	9,990,879	927,172
*Clive Peeters, Ltd.	41,040	14,653
Clough, Ltd.	4,173,486	3,101,320
#*Coal of Africa, Ltd.	1,194,285	2,233,423
Coffey International, Ltd.	40,356	77,237
*Cooper Energy, Ltd.	549,593	229,507
#Coventry Group, Ltd.	562,186	1,125,153
#Crane Group, Ltd.	2,304,289	17,905,265
Credit Corp. Group, Ltd.	34,329	96,592
*Deep Yellow, Ltd.	4,239,477	955,226
Devine, Ltd.	2,481,462	867,809
*DKN Financial Group, Ltd.	3,703	2,301
Downer EDI, Ltd.	2,372,872	17,338,547
#*Elders, Ltd.	8,945,952	11,288,594

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Emeco Holdings, Ltd.	7,500,080	$4,551,842
#Energy Developments, Ltd.	4,450,204	10,761,316
*eServGlobal, Ltd.	68,079	31,679
*Ferraus, Ltd.	4,909	3,100
#FKP Property Group, Ltd.	13,765,245	8,480,544
FlexiGroup, Ltd.	178,799	237,563
#*Forest Enterprises Australia, Ltd.	10,714,725	604,759
*Funtastic, Ltd.	269,300	53,735
Gazal Corp., Ltd.	94,845	103,203
#*Geodynamics, Ltd.	452,871	319,254
*Globe International, Ltd.	17,790	7,053
Goodman Fielder, Ltd.	11,741,425	16,157,584
Gowing Bros., Ltd.	2,869	6,344
#Graincorp, Ltd. Series A	1,177,167	5,954,635
#Gunns, Ltd.	15,479,938	11,998,000
#GWA International, Ltd.	3,907,705	10,384,929
Hastie Group, Ltd.	1,820,261	2,955,042
#Healthscope, Ltd.	227,867	940,499
*Heron Resources, Ltd.	673,833	172,736
#*HFA Holdings, Ltd.	946,059	202,856
HGL, Ltd.	553,377	568,659
#*Hillgrove Resources, Ltd.	1,294,622	444,098
#Hills Industries, Ltd.	404,317	695,738
*Hudson Investment Group, Ltd.	297,500	22,371
IDT Australia, Ltd.	54,605	72,098
iiNet, Ltd.	501,740	872,513
#*Iluka Resources, Ltd.	6,708,230	19,457,861
#Imdex, Ltd.	657,192	378,869
#*Infigen Energy, Ltd.	1,244,178	1,459,137
Ioof Holdings, Ltd.	2,162,141	10,969,591
#iSOFT Group, Ltd.	928,837	557,166
Jetset Travelworld, Ltd.	2,910	3,728
*K&S Corp., Ltd.	104,500	265,668
*Kagara, Ltd.	2,381,223	1,919,015
*Lednium, Ltd.	438,495	31,033
Lemarne Corp., Ltd.	90,841	377,319
MacMahon Holdings, Ltd.	7,051,824	3,555,307
*Macquarie Telecom Group, Ltd.	30,330	135,880
*Marion Energy, Ltd.	1,337,265	130,096
*Maryborough Sugar Factory, Ltd.	1,946	3,385
MaxiTRANS Industries, Ltd.	4,358,000	1,489,699
*McPherson’s, Ltd.	1,288,614	3,147,956
#*MEO Australia, Ltd.	562,043	210,998
*Mercury Mobility, Ltd.	634,701	39,304
*Metals X, Ltd.	124,035	12,697
#*Minara Resources, Ltd.	4,076,237	2,460,311
*Mineral Deposits, Ltd.	5,084,990	3,994,085
#*Moly Mines, Ltd.	336,341	263,335
*Mosaic Oil NL	3,340,836	278,819
Namoi Cotton Cooperative, Ltd.	801,979	291,580
National Can Industries, Ltd.	18,850	20,428
Nomad Building Solutions, Ltd.	476,552	112,573
#*Pacific Brands, Ltd.	29,002,108	28,021,038
Panoramic Resources, Ltd.	210,000	338,234
*Paperlinx, Ltd.	12,886,570	7,067,413
*Payce Consolidated, Ltd.	179,001	230,008
*Petsec Energy, Ltd.	643,705	113,515
Photon Group, Ltd.	1,326,734	1,424,993
*Plantcorp NL.	14,403	—
*PMP, Ltd.	7,058,639	4,602,443
PPK Group, Ltd.	613,000	236,706

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Premier Investments, Ltd.	431,590	$3,058,834
Prime Media Group, Ltd.	2,870,888	1,881,872
Programmed Maintenance Service, Ltd.	1,110,583	3,215,981
*RCR Tomlinson, Ltd.	113,053	100,468
*Regional Express Holdings, Ltd.	21,861	26,394
#*Resolute Mining, Ltd.	3,503,662	3,031,645
*Resource Generation, Ltd.	65,986	22,975
*RHG, Ltd.	80,545	38,603
Ridley Corp., Ltd.	8,503,414	8,335,979
#*Roc Oil Co., Ltd.	8,300,570	4,875,052
#Service Stream, Ltd.	1,579,662	417,072
#Seven Network, Ltd.	1,744,210	10,299,483
Sigma Pharmaceuticals, Ltd.	12,149,491	10,002,049
*Skilled Group, Ltd.	17,710	30,248
#Southern Cross Media Group	3,518,936	5,715,015
#SP Telemedia, Ltd.	1,669,898	2,498,870
#*Sphere Investments, Ltd.	560,515	460,949
Spotless Group, Ltd.	1,268,644	3,015,713
*St. Barbara, Ltd.	711,429	156,097
Straits Resources, Ltd.	3,409,460	4,255,513
*Strike Resources, Ltd.	278,159	183,402
#STW Communications Group, Ltd.	2,606,021	1,781,217
Sunland Group, Ltd.	5,108,129	3,392,614
*Swick Mining Services, Ltd.	143,281	58,898
*Tap Oil, Ltd.	231,813	217,873
#Tassal Group, Ltd.	187,040	301,456
*Ten Network Holdings, Ltd.	303,153	408,573
Thakral Holdings Group, Ltd.	11,336,632	3,560,808
#*Timbercorp, Ltd.	5,751,689	—
#*Toro Energy, Ltd.	1,178,020	138,494
*Tower Australia Group, Ltd.	5,409,145	11,809,650
*Troy Resources NL	50,914	96,857
*Trust Co., Ltd.	31,942	185,825
*Tutt Bryant Group, Ltd.	5,397	3,453
#UXC, Ltd.	3,444,245	2,110,335
#Village Roadshow, Ltd.	1,765,904	3,267,205
#*Virgin Blue Holdings, Ltd.	23,640,243	12,063,465
Vision Group Holdings, Ltd.	391,674	282,962
Watpac, Ltd.	282,317	349,586
#*Wattyl, Ltd.	2,753,935	2,185,479
*Webster, Ltd.	470,260	211,921
WHK Group, Ltd.	292,761	298,959
#Wide Bay Australia, Ltd.	24,070	215,448

TOTAL AUSTRALIA		485,582,510

AUSTRIA — (1.0%)
#Agrana Beteiligungs AG	90,761	8,677,698
Allgemeine Sparkasse Baugesellschaft AG	120	21,047
#*A-TEC Industries AG	202,339	2,628,835
*Austriamicrosystems AG	15,053	393,253
#Flughafen Wien AG	165,182	7,697,056
*Frauenthal Holding AG	13,080	128,666
Lenzing AG	4,089	1,357,673
Linz Textil Holding AG	212	41,154
Mayr-Melnhof Karton AG	123,968	11,675,028
Oberbank AG	39,030	2,297,171
Strabag SE	132,582	3,594,741
Uniqa Versicherungen AG	99,830	1,610,828
Voestalpine AG.	6,453	225,931
*Wienerberger AG	1,587,273	29,684,622
*Wolford AG	29,945	497,086

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
*Zumtobel AG	185,736	$3,973,521
TOTAL AUSTRIA		74,504,310

BELGIUM — (1.5%)
Ackermans & van Haaren NV	141,005	9,696,653
*Agfa-Gevaert NV	1,922,398	13,893,739
Banque Nationale de Belgique SA	3,999	19,349,688
*Barco NV	132,159	5,415,304
Bekaert SA	57,790	8,410,739
Compagnie d’Entreprises CFE	37,394	1,803,785
*Compagnie Immobiliere de Belgique SA	44,570	1,533,018
#*D’Ieteren SA	43,782	18,806,257
Euronav SA	182,939	4,002,372
Floridienne SA	1,881	251,110
#*Integrated Production & Test Engineering NV	27,405	100,901
Jensen-Group NV	47,940	469,453
#*Nyrstar NV	103,460	1,433,925
*Option NV	228,240	251,501
*Papeteries Catala SA	450	41,672
#*RealDolmen NV	121	2,897
Recticel SA	386,395	3,100,667
SAPEC SA	8,276	701,139
Sioen Industries NV	85,817	535,555
#*Spector Photo Group SA	58,991	66,189
*Systemat-Datarelay SA	84,632	565,695
Tessenderlo Chemie NV	467,806	14,876,255
*VPK Packaging Group SA	725	28,236
*Zenitel VVPR	29,712	21,264

TOTAL BELGIUM		105,358,014

CANADA — (8.7%)
*20-20 Technologies, Inc.	7,700	20,524
Aastra Technologies, Ltd.	4,300	112,763
*Advantage Oil & Gas, Ltd.	1,408,597	8,958,110
*Ainsworth Lumber Co., Ltd.	3,767	7,539
Akita Drilling, Ltd.	7,500	68,880
*Alexis Minerals Corp.	264,000	96,292
*Amerigo Resources, Ltd.	615,509	414,465
#*Anderson Energy, Ltd.	1,608,711	1,985,970
Andrew Peller, Ltd.	19,200	136,469
#*Antrim Energy, Inc.	1,335,832	1,561,646
#*Anvil Mining, Ltd.	844,356	2,558,535
*Atna Resource, Ltd.	79,567	49,857
*ATS Automation Tooling System, Inc.	1,219,229	8,312,536
*AXIA NetMedia Corp.	20,049	33,563
*Baffinland Iron Mines Corp.	1,039,205	534,545
*Baja Mining Corp.	308,370	193,227
#*Ballard Power Systems, Inc.	1,852,907	4,089,652
*Berens Energy, Ltd.	60,000	150,947
*Blackpearl Resources, Inc.	256,900	591,044
*Boralex, Inc. Class A	342,749	3,083,699
*Brampton Brick, Ltd. Series A	9,900	55,368
#*Breakwater Resources, Ltd.	3,148,966	1,178,009
Canaccord Capital, Inc.	200,600	1,838,560
Canam Group, Inc. Class A	827,000	5,646,107
*Candente Copper Corp.	78,365	31,148
*Candente Gold Corp.	15,673	13,925
#*Canfor Corp.	2,120,413	14,476,516
Cascades, Inc.	1,838,896	13,706,805
*Catalyst Paper Corp.	8,344,025	2,106,978
CCL Industries, Inc. Class B	185,700	4,360,932

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*CE Franklin, Ltd.	800	$5,379
*Celestica, Inc.	4,081,842	39,854,506
*Chariot Resouces, Ltd.	1,205,030	462,064
*CIC Energy Corp.	845	1,035
#*Cinch Energy Corp.	353,048	495,274
#*Clarke, Inc.	411,711	1,347,663
*Claude Resources, Inc.	40,848	39,731
*Coalcorp Mining, Inc.	221,050	33,077
Cogeco Cable, Inc.	116,300	4,324,609
#*Compton Petroleum Corp.	2,602,800	2,312,518
*Connacher Oil & Gas, Ltd.	4,688,053	5,261,317
*Consolidated Thompson Iron Mines, Ltd.	108,560	729,994
*CoolBrands International, Inc.	314,700	353,182
*Corridor Resources, Inc.	14,766	60,072
Corus Entertainment, Inc. Class B	50,900	885,424
*Crew Energy, Inc.	785,152	9,707,467
*Crowflight Minerals, Inc.	318,172	46,123
*Crystallex International Corp.	767,675	193,848
Dalsa Corp.	200,800	1,502,361
Daylight Resources Trust	1,014,929	9,833,678
*Delphi Energy Corp.	1,274,600	2,288,737
#*Denison Mines Corp.	3,612,560	4,797,601
Dorel Industries, Inc. Class B	842,000	24,033,519
#*Dundee Precious Metals, Inc.	431,153	1,350,818
*Eastern Platinum, Ltd.	3,713,162	4,097,761
E-L Financial Corp., Ltd.	398	161,845
Enghouse Systems, Ltd.	8,500	63,199
#*Epsilon Energy, Ltd.	292,967	715,122
Equitable Group, Inc.	24,450	471,964
*Euro Goldfields, Ltd.	83,626	424,680
Exco Technologies, Ltd.	52,600	135,282
*Exfo Electro-Optical Engineering, Inc.	45,688	231,591
*Fairborne Energy, Ltd.	758,297	3,475,011
*Flint Energy Services, Ltd.	581,700	6,245,421
#*Formation Capital Corp.	150,264	243,120
Forzani Group, Ltd. Class A	399,300	5,560,512
*Fronteer Development Group, Inc.	583,325	2,324,026
*Galleon Energy, Inc. Class A	966,510	4,863,057
*Garda World Security Corp. Class A	17,700	167,026
Gennum Corp.	49,825	214,351
*Glacier Media, Inc.	15,600	29,179
*Golden Star Resources, Ltd.	3,946,030	10,813,063
*Grande Cache Coal Corp.	1,127,700	5,505,349
Groupe Aeroplan, Inc.	2,073,463	21,544,236
*Guardian Capital Group, Ltd.	200	1,442
Harry Winston Diamond Corp.	334,285	3,073,202
*Hemisphere GPS, Inc.	806,520	784,457
*Heroux-Devtek, Inc.	359,489	1,765,085
*Horizon North Logistics, Inc.	66,878	97,573
*HudBay Minerals, Inc.	1,137,163	12,857,892
#*Imperial Metals Corp.	13,621	189,172
*Innergex Renewable Energy, Inc.	2,500	12,696
*Insignia Energy, Ltd.	52,180	112,730
*Intermap Technologies, Ltd.	16,600	31,050
*International Forest Products, Ltd. Series A	701,377	2,899,309
International Royalty Corp.	742,193	4,976,875
*Intertape Polymer Group, Inc.	702,700	2,313,307
*Iteration Energy, Ltd.	2,450,946	2,773,575
*Ivernia, Inc.	209,635	74,502
*Katanga Mining, Ltd.	682,376	453,109
#Kingsway Financial Services, Inc.	999,791	1,570,866

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Laurentian Bank of Canada	689,000	$24,505,654
#Linamar Corp.	967,916	12,274,904
*Linear Gold Corp.	92,400	150,363
#*Lundin Mining Corp.	6,297,886	24,679,114
Maple Leaf Foods, Inc.	271,600	2,832,210
*March Networks Corp.	41,097	165,272
*Martinrea International, Inc.	1,217,800	9,396,166
*Maxim Power Corp.	3,770	11,953
#*MDS, Inc.	2,721,327	20,131,584
#*Mega Uranium, Ltd.	1,218,452	717,910
Methanex Corp.	58,000	1,296,423
*MGM Energy Corp.	118,477	27,147
#*Midnight Oil Exploration, Ltd.	90,700	89,915
*Miranda Technologies, Inc.	23,801	108,404
Mosaid Technologies, Inc.	13,124	259,964
Mullen Group, Ltd.	272,275	4,074,258
*Nautilus Minerals, Inc.	284,527	561,470
#*New Gold, Inc.	5,127,228	20,571,249
#*Newalta Corp.	239,821	2,092,616
*Northgate Minerals Corp.	1,278,100	3,227,374
*Nuvista Energy, Ltd.	370,707	4,354,529
#*OceanaGold Corp.	2,309,834	3,780,416
*Olympus Pacific Minerals, Inc.	78,500	19,088
#*Open Range Energy Corp.	28,200	63,560
#*OPTI Canada, Inc.	5,697,042	10,283,181
*Orleans Energy, Ltd.	530,640	1,270,459
*Orvana Minerals Corp.	265,965	266,152
*Paramount Resources, Ltd. Class A	682,750	9,737,608
#*Petrolifera Petroleum, Ltd.	343,400	295,467
*Polaris Miner Corp.	59,600	117,054
Progress Energy Resources Corp.	123,731	1,598,060
*ProspEx Resouces, Ltd.	244,584	388,864
*Pulse Seismic, Inc.	977,500	1,371,288
*QLT, Inc.	990,285	4,538,131
#*Quadra Mining, Ltd.	503,900	6,743,801
Quebecor, Inc. Class B	115,000	3,083,516
*Quest Capital Corp.	2,067,264	2,416,722
*Richmont Mines, Inc.	246,377	937,811
*Rock Energy, Inc.	37,400	152,153
*RONA, Inc.	1,897,145	27,696,454
#Russel Metals, Inc.	83,880	1,357,142
Samuel Manu-Tech, Inc.	55,000	236,614
#Savanna Energy Services Corp.	1,508,451	9,593,142
Sherritt International Corp.	5,573,711	32,006,159
#*Shore Gold, Inc.	2,088,500	1,718,850
*Sierra Wireless, Inc.	516,756	5,702,802
*Sino-Forest Corp.	33,458	581,076
#*Sprott Resource Corp.	211,654	867,004
#*Stornoway Diamond Corp.	1,218,450	603,955
*TLC Vision Corp.	829,259	—
#Torstar Corp. Class B	150,076	910,913
*Total Energy Services, Inc.	87,842	567,677
Transcontinental, Inc. Class A	851,790	9,949,831
Trinidad Drilling, Ltd.	1,403,752	9,189,866
*Twin Butte Energy, Ltd.	430,809	487,518
#*Uranium One, Inc.	1,236,500	3,827,744
*Ur-Energy, Inc.	927,500	737,316
*Vector Aerospace Corp.	77	444
*Vero Energy, Inc.	404,381	2,605,738
*Viterra, Inc.	2,643,898	23,564,506
*Vitran Corp., Inc.	4,000	35,427

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*West Energy, Ltd.	810,134	$3,212,502
#West Fraser Timber Co., Ltd.	499,801	15,303,703
#*Western Coal Corp.	198,100	626,213
Western Financial Group, Inc.	115,153	302,623
*Westjet Airlines, Ltd.	100,365	1,197,716
Wi-LAN, Inc.	1,440,239	3,582,919
Winpak, Ltd.	22,642	177,240
*Xceed Mortgage Corp.	155,600	237,202
*Xtreme Coil Drilling Corp.	23,854	126,046
*Yukon-Nevada Gold Corp.	377,205	88,194

TOTAL CANADA		623,253,591

DENMARK — (0.5%)
*Aktieselskabet Morso Bank	240	22,701
*Aktieselskabet Skjern Bank A.S.	2,002	56,042
*Alm. Brand A.S.	193,479	3,346,743
*Amagerbanken A.S.	185,498	1,231,054
*Andersen & Martini A.S. Series B	3,500	19,293
Arkil Holdings A.S. Series B	920	122,386
Auriga Industries A.S. Series B	95,944	1,916,238
*Brodrene Hartmann A.S. Series B	58,265	951,990
*Brondbyernes IF Fodbold A.S. Series B	57,563	301,052
*Capinordic A.S.	342,708	203,065
D/S Norden A.S.	6,056	264,644
*Dalhoff, Larson & Horneman A.S. Series B	77,999	254,004
*DFDS A.S.	68,427	4,962,285
*DiBa Bank A.S.	7,224	82,562
*Djursland Bank A.S.	6,785	179,698
#*Fionia Holding A.S.	93,028	—
*GN Store Nord A.S.	578,823	3,527,903
*GPV Industi A.S.	6,000	33,520
#*Greentech Energy Systems A.S.	366,090	1,425,144
*H&H International A.S. Series B	52,110	660,889
Harboes Bryggeri A.S.	8,173	169,794
Hojgaard Holding A.S. Series B	15,113	595,225
#*Jyske Bank A.S.	16,425	607,990
*Lan & Spar Bank A.S.	5,706	277,681
*Max Bank	3,110	38,668
*Migatronic A.S. Series B	1,321	34,222
*Mons Bank A.S.	1,970	45,083
*Nordjyske Bank A.S.	13,580	287,345
*Norresundby Bank A.S.	5,042	166,289
NTR Holdings A.S.	3,950	41,509
*Ostjydsk Bank A.S.	78	5,815
Per Aarsleff A.S. Series B	27,740	2,951,571
*RTX Telecom A.S.	1,520	2,261
*Salling Bank A.S.	600	47,880
*Sanistal A.S. Series B	10,074	132,714
Schouw & Co. A.S.	264,536	4,658,072
*Selskabet af 27. november 2008 A.S.	6,993	—
#*Sjaelso Gruppen A.S.	144,802	276,967
*Skaelskor Bank	2,515	15,002
*SKAKO Industries A.S.	19,850	162,206
*Skandinavian Brake Systems A.S.	1,925	13,212
*Spar Nord Bank A.S.	1,918	21,850
*Sparbank A.S.	14,025	276,257
*Sparekassen Faaborg A.S.	3,017	478,171
*TK Development A.S.	200,430	1,066,352
#*TopoTarget A.S.	455,878	238,646
#Torm A.S.	346,146	3,796,170
Torm A.S. ADR	7,210	79,238

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Totalbanken	3,000	$55,085
*Vestfyns Bank A.S.	500	51,679
*Vestjysk Bank A.S.	116,347	1,945,497

TOTAL DENMARK		38,099,664

FINLAND — (3.1%)
Ahlstrom Oyj	38,067	507,591
Alandsbanken AB Series A	5,700	264,564
*Amanda Capital Oyj	190,425	476,789
#Amer Sports Oyj Series A	513,235	5,586,776
Atria P.L.C.	33,126	517,509
#Cargotec Oyj Series B	133,135	3,776,817
Componenta Oyj	93,200	550,016
#Cramo Oyj	201,735	3,981,625
Digia P.L.C.	71,020	353,160
Efore Oyj	128,440	164,867
*Elcoteq SE	305,366	554,396
*Elektrobit Corp. Oyj	11,512	15,259
#*Finnair Oyj	854,902	4,527,828
*Finnlines Oyj	614,000	6,702,783
Fiskars Oyj Abp Series A	168,768	2,779,301
HKScan Oyj Series A	277,762	3,455,168
*Honkarakenne Oyj Series B	13,207	54,766
Huhtamaki Oyj	1,826,851	24,490,195
Kemira Oyj	1,754,896	27,278,950
Kesko Oyj	92,641	2,979,449
Laennen Tehtaat Oyj	59,644	1,403,998
*Lemminkainen Oyj	72,800	2,374,560
#*M-Real Oyj Series B	1,310,196	3,108,782
Neomarkka Oyj	10,568	96,790
Okmetic Oyj	318,661	1,363,932
Olvi Oyj Series A	77,128	2,921,450
#Outokumpu Oyj Series A	2,864,481	51,698,824
PKC Group Oyj	11,995	133,341
Pohjola Bank P.L.C.	3,363,010	34,458,710
Raisio P.L.C.	1,410,904	5,548,843
#Rautaruukki Oyj Series K	1,108,900	22,700,255
Raute Oyj Series A	26,100	320,063
*Scanfil Oyj	11,900	49,732
*SSH Communications Oyj	277,332	344,909
*Stonesoft Oyj	187,424	249,715
Tecnomen Lifetree Oyj	1,250,943	1,672,745
*Tiimari P.L.C.	41,750	73,432
Trainers’ House P.L.C.	107,000	69,406
Tulikivi Oyj	19,850	34,908
Turkistuottajat Oyj	14,600	154,226
Viking Line Abp	17,181	902,977
#Yit Oyj	307,321	6,813,366

TOTAL FINLAND		225,512,773

FRANCE — (6.5%)
#*Altran Technologies SA	583,719	3,461,501
*Archos SA	17,563	74,695
Arkema SA	1,028,400	39,257,442
#*Atari SA	183,256	1,063,573
*Atos Origin SA	737,326	34,291,186
Aubay SA	68,462	384,415
Bonduelle SA	66,494	7,956,567
*Bongrain SA	158,857	12,204,246
Burelle SA	11,385	1,488,737
Carbone Lorraine SA	101,472	3,473,282

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*CEGID Group SA	11,472	$301,566
Ciments Francais SA	30,120	2,949,348
*Club Mediterranee SA	398,869	6,836,265
#*Compagnie Generale de Geophysique-Veritas SA	585,184	14,311,910
#*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	61,512	1,499,047
*Compagnie International Andre Trigano SA	2,091	136,819
Damartex SA	800	17,926
Delachaux SA	13,940	737,129
*Esso S.A.F.	22,557	2,987,300
Establissements Maurel et Prom SA	176,240	2,970,513
#*Etam Developpement SA	39,119	1,007,286
Euler Hermes SA	53,426	4,326,382
*Euro Disney SCA	114,099	770,749
Fleury Michon SA	17,956	904,641
#Fromageries Bel SA	3,875	674,388
#*Gascogne SA	20,822	1,038,995
Gaumont SA	22,166	1,351,699
Gevelot SA	4,329	154,174
GFI Informatique SA	897,652	3,548,215
Gifi SA	5,767	426,376
Ginger Groupe Ingenierie Europe SA	10,575	214,552
GL Events SA	4,483	96,114
*Groupe Eurotunnel SA	514,283	4,958,074
*Groupe Flo SA	69,359	344,608
*Groupe Gorge SA	587	5,716
Groupe Guillin SA	480	46,608
*Groupe Partouche SA	5,188	21,201
#Groupe Steria SCA	386,859	11,284,014
Guyenne et Gascogne SA	84,166	7,359,649
#Haulotte Group SA	24,376	215,109
Havas SA	8,111,619	35,446,812
*Henri Maire	1,252	12,360
Idsud SA	2,129	86,917
*Immobiliere et Hoteliere SA	27,700	49,544
*IMS International Metal Service SA	174,174	2,371,909
Korian SA	5,118	135,711
*Lafuma SA	20,797	330,674
*Lisi SA	54,099	2,904,020
#*Manitou BF SA	1,429	19,809
Manutan International SA	24,370	1,350,477
*MGI Coutier SA	10,254	260,743
*Montupet SA	168,782	955,242
Mr. Bricolage SA	125,040	2,220,446
#Nexans SA	593,945	47,489,012
*Nexity SA	279,933	10,180,287
#*Orco Property Group SA	87,755	769,677
#*Osiatis SA	1,618	6,976
Paris Orleans et Cie SA	10,033	272,759
Pierre & Vacances SA	77,783	5,482,265
Plastic Omnium SA	191,949	6,284,540
Plastivaloire SA	32,225	679,739
PSB Industries SA	14,760	375,784
Radiall SA	19,786	1,732,157
Rallye SA	413,283	14,547,149
*Recylex SA	72,402	833,506
Remy Cointreau SA	310,100	15,542,641
*Rexel SA	888,850	12,539,873
Robertet SA	1,630	190,383
*Rodriguez Group SA	27,733	111,510
*Rougier SA	10,353	282,751
Sabeton SA	18,460	302,656

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
SAM	600	$21,280
SAMSE SA	243	19,717
SCOR SE	575,657	13,336,957
Securidev SA	16,908	454,495
Signaux Girod SA	6,528	534,806
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	312	105,728
Societe de Developpement Regional de la Bretagne	12,398	22,317
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	70,640	4,748,001
#*Societe Industrielle D’Aviations Latecoere SA	92,999	736,266
#*Soitec SA	1,150,443	16,109,596
Sperian Protection SA	131,095	8,811,929
*Spir Communication SA	9,585	304,351
Sucriere de Pithiviers Le Vieil SA	3,377	3,390,183
#*Technicolor SA	8,968,891	11,843,859
#Teleperformance SA	347,502	11,342,508
#*Theolia SA	36,952	167,232
*Tivoly SA	1,755	26,006
Tonnellerie Francois Freres SA	5,958	248,896
#*Trigano SA	76,085	1,616,625
#*Valeo SA	1,402,110	46,055,736
*Valtech SA	543,034	323,754
Vilmorin & Cie SA	30,781	3,468,401
#Vranken Pommery Monopole SA	69,559	2,873,864
Zueblin Immobiliere France SA	6,841	40,889

TOTAL FRANCE		465,523,742

GERMANY — (6.2%)
A.S. Creation Tapeton AG	21,970	783,594
*AAP Implantate AG	61,114	103,570
*Aareal Bank AG	216,466	3,860,158
ADCapital AG	135,889	1,410,959
*ADVA AG Optical Networking	224,610	765,090
#*Air Berlin P.L.C.	2,397	13,880
*Analytik Jena AG	89,486	1,110,565
Andreae-Noris Zahn AG	37,245	1,475,540
Augusta Technologie AG	95,227	1,351,473
#Aurubis AG	1,148,031	46,467,913
Baader Bank AG	431,764	2,007,826
#*Balda AG	25,724	120,523
*Beate Uhse AG	84,361	79,636
Bechtle AG	192,431	5,014,866
*Beta Systems Software AG	62,550	224,766
Bilfinger Berger AG	956,696	69,138,579
*Biolitec AG	30,051	148,098
Biotest AG	53,448	2,974,093
*BMP AG	11,682	11,677
*Boewe Systec AG	15,333	126,159
*Borussia Dortmund GmbH & Co. KGaA	362,701	597,657
*Caatoosee AG	2,348	1,020
*Cewe Color Holding AG	35,973	1,138,118
*Cinemaxx AG	3,100	11,281
Comdirect Bank AG	461,387	4,341,204
*Conergy AG	635,596	683,054
*Constantin Medien AG	410,889	1,049,724
*CropEnergies AG	12,594	61,233
D. Logistics AG	414,875	612,637
DAB Bank AG	61,779	352,739
Data Modul AG	21,314	278,591
*DEAG Deutsche Entertainment AG	188,815	495,690
Deutsche Euroshop AG	3,440	108,789
*Deutsche Wohnen AG	270,534	2,728,048

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Deutz AG	872,755	$4,079,409
*Dierig Holding AG	8,750	114,959
Dr. Hoenle AG	31,549	236,604
Duerr AG	138,957	2,999,715
DVB Bank SE	155,010	5,387,056
Eckert & Ziegler AG	82,394	2,368,148
*Elmos Semiconductor AG	67,127	590,129
Energiekontor AG	116,851	570,592
#*Evotec AG	616,801	1,609,568
*Freenet AG	495,002	6,250,870
Gesco AG	11,877	606,781
#GFT Technologies AG	333,736	1,200,885
Gildemeister AG	625,025	9,242,444
#*Grammer AG	83,115	687,710
#Grenkeleasing AG	6,370	279,337
#*Heidelberger Druckmaschinen AG	1,128,830	8,060,579
*Hoeft & Wessel AG	64,435	341,653
Indus Holding AG	65,850	1,114,016
*Infineon Technologies AG	1,204,288	6,655,600
Isra Vision Systems AG	32,824	592,668
#*IVG Immobilien AG	1,307,600	9,913,211
#*Jenoptik AG	839,839	5,181,480
*Kampa AG	156,071	49,554
#*Kizoo AG	26,710	279,576
#*Kloeckner & Co. SE	824,675	19,545,124
#Kontron AG	374,281	4,122,446
#Krones AG	160,803	7,764,045
KSB AG	6,000	3,673,249
*Kuka AG	198,444	3,168,908
KWS Saat AG	34,310	5,875,582
Lanxess AG	1,049,103	39,754,337
Leifheit AG	56,759	1,195,521
Leoni AG	452,230	10,153,236
Loewe AG	60,672	837,053
*LPKF Laser & Electronics AG	7,700	49,207
*M & S Elektronik AG	19,600	217
Mannheimer AG Holding	27,000	111,756
Mediclin AG	845,838	3,550,392
#Medion AG	413,316	4,289,248
*Mosaic Software AG	12,800	532
*Nexus AG	235,087	1,184,490
*Norddeutsche Steingut AG	10,182	67,362
Nordwest Handel AG	11,313	95,699
#*Pfleiderer AG	1,105,768	9,776,347
*PNE Wind AG	3,094	9,017
Praktiker Bau-und Heimwerkermaerkte Holding AG	899,923	7,539,595
Progress-Werk Oberkirch AG	1,159	37,205
#*Q-Cells SE	124,754	1,704,031
*QSC AG	74,802	163,546
REALTECH AG	43,512	435,996
Rheinmetall AG	482,624	30,586,733
*Rohwedder AG	45,374	166,346
Ruecker AG	25,400	194,179
Schlott Sebaldus AG	62,207	439,006
*Senator Entertainment AG	10,730	6,842
*Silicon Sensor International AG	14,797	120,229
#*Singulus Technologies AG	738,042	4,163,487
Sixt AG	128,471	4,184,275
*Sky Deutschland AG	2,062,758	5,533,890
#*Solon SE	94,063	776,347
*Stoehr & Co. AG	44,310	118,594

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Suedzucker AG	1,035,330	$24,035,901
#*Suess Microtec AG	337,217	1,771,602
Syzygy AG	148,692	689,053
*Technotrans AG	47,535	355,326
*Textilgruppe Hof AG	22,530	176,650
#*TUI AG	1,997,613	18,370,975
*UMS United Medical Systems International AG	79,681	659,676
Umweltbank AG	25,780	571,203
#*Versatel AG	5,883	57,429
*Vestcorp AG	171,777	318,491
*Vivacon AG	411,176	345,021
*VTG AG	4,339	64,471
#Wacker Neuson SE	350,073	4,313,488
Westag & Getalit AG	10,653	218,413
Wuerttembergische Lebensversicherung AG	16,491	458,196
Wuerttembergische Metallwarenfabrik AG	80,490	2,198,513
*Zapf Creation AG	29,235	41,298

TOTAL GERMANY		444,101,069

GREECE — (0.6%)
*Aegek S.A	10,736	15,995
Alapis Holdings Industrial & Commercial S.A.	11,691,229	7,513,899
Alco Hellas ABEE S.A.	88,547	48,547
*Anek Lines S.A.	1,176,973	891,161
*Aspis Bank S.A.	404,449	452,881
Athens Medical Center S.A.	131,238	226,025
*Atlantic Supermarkets S.A.	129,593	105,511
*Atti-Kat S.A.	1,024,038	443,298
Bank of Greece S.A.	68,946	4,171,520
Bitros Holdings S.A.	15,671	19,901
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	6,098	12,497
*Elgeka S.A.	80,464	77,329
Ellaktor S.A.	847,025	5,203,990
*Elval Aluminum Process Co. S.A.	50,229	89,263
*Ergas S.A.	104,948	20,371
*ETEM S.A.	65,105	54,296
*Etma Rayon S.A.	39,176	76,588
*Euromedica S.A.	8,727	54,161
*Forthnet S.A.	303,886	457,848
GEK Terna S.A.	183,350	1,323,731
*Halkor S.A.	187,602	298,229
*Hellenic Cables S.A.	114,294	186,780
*Hellenic Sugar Industry S.A.	24,143	33,300
Heracles General Cement Co. S.A.	23,088	171,757
Inform P. Lykos S.A.	32,320	57,629
*Intracom Holdings S.A.	1,908,051	2,745,621
*Intracom Technical & Steel Constructions S.A.	135,543	116,540
J&P-Avax S.A.	94,430	257,044
*Karatzis S.A.	15,860	25,917
*Kathimerini Publishing S.A.	73,740	506,123
Loulis Mills S.A.	99,368	235,420
*M.J. Mailis S.A.	86,950	29,846
Marfin Investment Group S.A.	1,029,833	2,843,690
Michaniki S.A.	1,486,743	1,850,713
Mytilineos Holdings S.A.	246,547	1,493,468
*Nirefs Acquaculture S.A.	219,446	177,246
*Nutriart S.A.	15,511	8,116
*Parnassos Enterprises S.A.	93,550	139,367
*Pegasus Publishing S.A.	217,030	844,889
*Proton Bank S.A.	599,501	1,257,146
*Real Estate Development & Services S.A.	127,940	210,105

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
S&B Industrial Minerals S.A.	118,229	$739,026
*Sanyo Hellas S.A.	485,509	154,171
*Selected Textile S.A.	205,564	101,510
*Sfakianakis S.A.	59,827	87,479
*Sidenor Steel Products Manufacturing Co. S.A.	275,395	1,358,934
*Spyroy Agricultural Products S.A.	94,933	76,129
*Technical Olympic S.A.	1,267,321	717,478
Teletypos S.A. Mega Channel	13,323	73,443
*Themeliodomi S.A.	140,360	72,005
*Thrace Plastics Co. S.A.	152,917	162,134
Viohalco S.A.	528,049	2,441,692
*Vioter S.A.	774,258	254,005
*Vis Container Manufacturing Co.	12,411	20,223

TOTAL GREECE		41,005,987

HONG KONG — (2.5%)
Alco Holdings, Ltd.	710,000	255,231
Allan International Holdings, Ltd.	1,074,000	289,730
Allied Group, Ltd.	2,155,000	5,322,765
*Allied Properties, Ltd.	34,657,000	6,048,456
*APT Satellite Holdings, Ltd.	1,032,000	388,182
Asia Financial Holdings, Ltd.	4,076,106	1,446,601
*Asia Standard International Group, Ltd.	8,000	1,345
*Associated International Hotels, Ltd.	1,683,000	3,646,617
Automated Systems Holdings, Ltd.	116,000	27,105
*Burwill Holdings, Ltd.	48,038,400	3,436,828
*Capital Publications, Ltd.	29,007,066	847,791
*Capital Strategic Investment, Ltd.	64,500,934	1,602,695
CCT Telecom Holdings, Ltd.	66,000	9,209
Century City International Holdings, Ltd.	11,779,000	784,669
Champion Technology Holdings, Ltd.	73,183,521	2,451,242
Chen Hsong Holdings, Ltd.	1,998,000	620,341
*Cheuk Nang (Holdings), Ltd.	2,829,449	897,161
Chevalier International Holdings, Ltd.	2,374,491	1,945,309
China Hong Kong Photo Products Holdings, Ltd.	5,107,000	346,991
*China Infrastructure Investment, Ltd.	10,998,000	336,261
*China LotSynergy Holdings, Ltd.	21,617,280	1,050,454
China Motor Bus Co., Inc.	39,400	283,481
*China Renji Medical Group, Ltd.	51,468,000	382,910
*China Sci-Tech Holdings, Ltd.	21,051,184	848,050
*China Yunnan Tin Minerals Group, Ltd.	6,088,000	170,997
China Zirconium, Ltd.	9,712,000	617,182
#Chinney Investments, Ltd.	1,912,000	271,105
#Chong Hing Bank, Ltd.	1,525,000	2,743,252
Chow Sang Sang Holdings, Ltd.	1,602,800	1,810,690
Chu Kong Shipping Development, Ltd.	6,000	1,202
*Chuang’s China Investments, Ltd.	14,474,000	1,096,685
Chuang’s Consortium International, Ltd.	16,393,997	1,614,616
*Chun Wo Development Holdings, Ltd.	6,945,143	558,996
*Clear Media, Ltd.	15,000	8,704
Continental Holdings, Ltd.	202,000	85,770
*Cosmos Machinery Enterprises, Ltd.	1,099,400	120,809
#*Dan Form Holdings Co., Ltd.	6,023,400	492,226
Dawnrays Pharmaceutical (Holdings), Ltd.	20,000	3,526
#Dickson Concepts International, Ltd.	850,630	443,258
*Digitalhongong.com	12	1
DVN Holdings, Ltd.	2,367,000	213,300
*Easyknit International Holdings, Ltd.	1,413,440	51,743
Emperor Entertainment Hotel, Ltd.	70,000	9,242
Emperor International Holdings, Ltd.	13,537,000	2,569,407
*ENM Holdings, Ltd.	760,000	38,948

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*eSun Holdings, Ltd.	6,850,400	$891,484
*Ezcom Holdings, Ltd.	67,280	416
#*Far East Consortium International, Ltd.	3,996,453	1,282,518
*First Natural Foods Holdings, Ltd.	6,810,000	—
*Fountain Set Holdings, Ltd.	17,144,000	3,009,267
*Frasers Property China, Ltd.	41,172,000	1,131,705
Get Nice Holdings, Ltd.	32,314,000	2,066,889
*Global Green Tech Group, Ltd.	29,429,136	1,318,599
Gold Peak Industries (Holdings), Ltd.	482,000	66,202
*Golden Resorts Group, Ltd.	17,484,000	880,097
Golden Resources Development International, Ltd.	12,529,000	738,416
*Goldin Properties Holdings, Ltd.	64,000	29,612
*Grande Holdings, Ltd.	3,148,000	275,858
Great Eagle Holdings, Ltd.	4,310,616	10,662,432
#*Hang Fung Gold Technology, Ltd.	10,027,108	—
Hang Ten Group Holdings, Ltd.	1,705,850	114,036
Harbour Centre Development, Ltd.	2,291,000	1,857,082
*Heng Tai Consumables Group, Ltd.	10,232,250	944,203
High Fashion International, Ltd.	962,000	223,004
#HKR International, Ltd.	17,367,998	6,447,978
Hon Kwok Land Investment Co., Ltd.	7,332,535	2,372,348
*Hong Fok Land, Ltd.	4,248,000	5,471
Hong Kong & Shanghai Hotels, Ltd.	4,161,863	5,858,717
*Hong Kong Ferry (Holdings) Co., Ltd.	1,759,000	1,410,763
*Hong Kong Parkview Group, Ltd.	594,000	53,541
*Hongkong Chinese, Ltd.	17,531,100	1,570,133
Hsin Chong Construction Group, Ltd.	1,482,000	217,243
Huafeng Group Holdings, Ltd.	8,120,000	515,691
Hung Hing Printing Group, Ltd.	1,603,275	484,885
#*Hutchison Telecommunications International, Ltd.	4,769,000	1,308,352
*I-Cable Communications, Ltd.	4,404,000	661,745
*IDT International, Ltd.	2,200,000	71,982
*IPE Group, Ltd.	1,265,000	129,576
*ITC Corp., Ltd.	6,712,655	386,972
*Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
*Jinhui Holdings Co., Ltd.	1,806,000	601,195
*Jiuzhou Development Co., Ltd.	18,230,000	2,095,634
K Wah International Holdings, Ltd.	17,460,990	5,700,084
Kantone Holdings, Ltd.	29,706,714	721,159
Keck Seng Investments (Hong Kong), Ltd.	2,880,000	1,461,004
Kin Yat Holdings, Ltd.	1,068,000	357,054
King Fook Holdings, Ltd.	338,000	34,517
Kingmaker Footwear Holdings, Ltd.	338,000	43,343
Kowloon Development Co., Ltd.	2,971,000	3,175,641
Kwoon Chung Bus Holdings, Ltd.	1,432,000	212,840
*Lai Sun Development Co., Ltd.	11,721,000	183,529
*Lai Sun Garment International, Ltd.	35,306,000	2,306,728
Lam Soon Hong Kong, Ltd.	203,250	141,309
Lerado Group Holding Co., Ltd.	9,010,000	1,365,674
#Lippo, Ltd.	2,979,500	966,894
Liu Chong Hing Investment, Ltd.	2,066,000	1,869,425
Luen Thai Holdings, Ltd.	1,201,000	126,557
#Luks Industrial Group, Ltd.	758,642	327,658
*Magnificent Estates, Ltd.	37,282,600	722,151
Melbourne Enterprises, Ltd.	41,000	409,375
#*Melco International Development, Ltd.	12,007,000	4,830,206
*Min Xin Holdings, Ltd.	812,000	332,459
#Miramar Hotel & Investment Co., Ltd.	1,729,000	1,762,874
Nanyang Holdings, Ltd.	101,350	160,673
National Electronics Holdings, Ltd.	5,104,000	342,499
New Century Group Hong Kong, Ltd.	496,000	8,205

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*New City China Development, Ltd.	6,760	$231
*Norstar Founders Group, Ltd.	456,000	—
*Orient Power Holdings, Ltd.	2,182,573	52,850
Oriental Watch Holdings, Ltd.	1,798,800	373,837
Pacific Andes International Holdings, Ltd.	20,226,560	3,856,302
*Pacific Century Premium Developments, Ltd.	17,193,000	5,113,582
Paliburg Holdings, Ltd.	10,974,900	3,581,529
Playmates Holdings, Ltd.	2,445,700	740,349
Pokfulam Development Co., Ltd.	250,000	181,847
Polytec Asset Holdings, Ltd.	9,505,000	1,728,238
#Public Financial Holdings, Ltd.	2,610,000	1,287,982
*PYI Corp., Ltd.	41,287,525	1,896,638
Regal Hotels International Holdings, Ltd.	74,000	25,639
Rivera Holdings, Ltd.	4,062,000	183,093
Roadshow Holdings, Ltd.	2,956,000	285,379
*San Miguel Brewery Hong Kong, Ltd.	1,130,400	182,102
*Sanyuan Group, Ltd.	258,750	4,999
*Sea Holdings, Ltd.	1,541,000	660,097
*Shell Electric Holdings, Ltd.	5,105,974	1,052,243
#Shell Electric Manufacturing Co., Ltd.	5,105,974	3,279,857
*Shenzhen High-Tech Holdings , Ltd.	220,000	9,305
*Shougang Concord Century Holdings, Ltd.	12,362,000	1,483,114
#Shui On Construction & Materials, Ltd.	1,137,887	1,453,037
*Shun Ho Resources Holdings, Ltd.	506,000	56,074
#Shun Tak Holdings, Ltd.	3,484,000	2,012,442
*Sino-i Technology, Ltd.	63,525,436	394,367
*South China (China), Ltd.	8,710,448	545,950
South China Financial Holdings, Ltd.	521,600	6,874
South China Holdings, Ltd.	2,655,800	175,438
Stelux Holdings International, Ltd.	4,087,254	282,413
Styland Holdings, Ltd.	1,362,447	4,336
Sun Hung Kai & Co., Ltd.	4,005,632	3,088,316
Sunway International Holdings, Ltd.	1,002,000	26,515
*Superb Summit International Timber Co., Ltd.	12,580,000	468,857
Symphony Holdings, Ltd.	8,863,000	487,773
Tai Cheung Holdings, Ltd.	5,486,000	3,023,981
Tai Fook Securities Group, Ltd.	3,471,042	2,662,194
Tai Sang Land Development, Ltd.	1,214,900	438,756
Tak Sing Alliance Holdings, Ltd.	4,357,335	618,630
#Tan Chong International, Ltd.	3,906,000	733,391
Tern Properties Co., Ltd.	168,000	71,613
Texhong Textile Group, Ltd.	458,000	79,299
*Tian Teck Land, Ltd.	790,000	712,116
*Titan Petrochemicals Group, Ltd.	23,420,000	852,319
Tungtex (Holdings) Co., Ltd.	558,000	111,966
Tysan Holdings, Ltd.	614,000	92,107
Upbest Group, Ltd.	3,120,000	405,001
*U-Right International Holdings, Ltd.	39,602,000	71,411
*USI Holdings, Ltd.	876,749	248,890
Varitronix International, Ltd.	2,050,000	660,645
Vedan International (Holdings), Ltd.	332,000	36,131
#*Victory City International Holdings, Ltd.	4,562,005	1,095,890
*Warderly International Holdings, Ltd.	1,705,000	105,410
Wheelock Properties, Ltd.	6,846,000	4,298,872
Wing On Co. International, Ltd.	2,647,000	3,529,458
Wong’s International (Holdings), Ltd.	209,000	27,029
*Wonson International Holdings, Ltd.	8,120,000	364,030
Y. T. Realty Group, Ltd.	330,000	57,626
Yau Lee Holdings, Ltd.	1,409,750	220,842
*Yugang International, Ltd.	12,002,000	134,787

TOTAL HONG KONG		179,070,986

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	27,750	$25,313
*Allied Irish Banks P.L.C.	2,060,904	3,627,556
*Anglo Irish Bank Corp. P.L.C.	708,018	213,022
*Datalex P.L.C.	152,933	34,030
DCC P.L.C.	639,239	17,293,542
Donegal Creameries P.L.C.	28,204	77,958
*Dragon Oil P.L.C.	658,656	4,277,480
FBD Holdings P.L.C.	71,811	602,524
Grafton Group P.L.C.	817,452	3,039,577
Greencore Group P.L.C. (0386410)	128,967	240,946
Greencore Group P.L.C. (5013832)	12,780	23,856
IFG Group P.L.C.	303,212	522,710
Irish Continental Group P.L.C.	483,073	9,482,285
*Irish Life & Permanent Group Holdings P.L.C.	2,130,986	9,073,654
*Kingspan Group P.L.C.	46,502	379,391
*Lantor P.L.C.	77,019	—
*McInerney Holdings P.L.C.	578,615	156,973
*Qualceram Shires P.L.C.	30,338	3,365
*Readymix P.L.C.	1,379,329	361,467
*Smurfit Kappa Group P.L.C.	861,722	7,859,923
*Waterford Wedgwood P.L.C.	19,269,829	—

TOTAL IRELAND		57,295,572

ITALY — (4.2%)
Acegas-APS SpA	353,561	1,954,376
*Actelios SpA	100,728	508,162
*Amplifon SpA	38,167	177,240
Banca Finnat Euramerica SpA	301,600	253,991
Banca Piccolo Credito Valtellinese Scarl SpA	1,378,384	9,830,595
Banca Popolare dell’Etruria e del Lazio Scarl	1,309,029	7,109,187
Banca Popolare di Milano Scarl	10,151,010	65,900,702
Banca Popolare di Spoleto SpA	500	3,183
Benetton Group SpA	583,228	5,031,284
Buzzi Unicem SpA	153,077	2,273,454
*C.I.R. SpA - Compagnie Industriali Riunite	7,066,777	16,458,552
*Caltagirone Editore SpA	717,734	1,868,004
Caltagirone SpA	638,850	2,058,486
#*Carraro SpA	182,281	579,428
Cembre SpA	10,392	66,575
Cementir Holding SpA	2,053,309	8,826,976
*Centrale del Latte di Torino & Co. SpA	103,570	350,274
Credito Artigiano SpA	1,228,539	3,215,750
*Credito Emiliano SpA	320,707	2,259,594
CSP International Fashion Group SpA	220,420	237,369
#Danieli & Co. SpA	329,838	8,040,771
De Longhi SpA	1,089,296	4,556,346
#*EEMS Italia SpA	215,720	314,619
Elica SpA	13,095	31,048
#ERG SpA	118,750	1,601,640
#Fondiaria - SAI SpA	1,781,588	28,855,613
Gefran SpA	133,442	400,075
#*Gemina SpA	10,511,475	8,754,946
*Giovanni Crespi SpA	297,472	87,847
Granitifiandre SpA	24,518	125,383
*Gruppo Ceramiche Ricchetti SpA	324,663	226,785
*I Grandi Viaggi SpA	283,577	382,869
*Immsi SpA	1,431,606	1,638,368
Industria Romagnola Conduttori Elettrici SpA	156,907	336,143
Intek SpA	2,774,336	1,237,951
Italcementi SpA	1,330,559	16,461,382
*Italmobiliare SpA	177,965	7,639,979

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
KME Group SpA	2,926,630	$1,955,681
Milano Assicurazioni SpA	5,585,504	15,290,560
*Monrif SpA	183,000	118,838
*Montefibre SpA	1,371,144	266,906
*Olidata SpA	125,956	90,094
*Pagnossin SpA	79,000	—
*Pirelli & Co. Real Estate SpA	493,558	309,582
*Pirelli & Co. SpA	67,386,003	39,114,144
*Poligrafici Editoriale SpA	255,603	161,765
*Premafin Finanziaria SpA	5,668,994	8,255,768
#*Reno de Medici SpA	3,300,827	1,058,688
#*Safilo Group SpA	3,522,777	2,715,626
*Seat Pagine Gialle SpA	199,755	45,177
*Snai SpA	28,036	110,042
*Snia SpA	564,105	94,909
Societa Partecipazioni Finanziarie SpA	4,853	785
*Sogefi SpA	141,810	385,858
Sol SpA	126,992	666,632
*Sorin SpA	2,468,434	4,168,866
*Stefanel SpA	601,938	252,959
#*Unipol Gruppo Finanziario SpA	12,100,056	14,648,052
Vianini Industria SpA	189,600	367,324
Vianini Lavori SpA	359,927	2,232,797
*Vincenzo Zucchi SpA	18,474	10,823

TOTAL ITALY		301,976,823

JAPAN — (20.0%)
Achilles Corp.	1,034,000	1,473,930
Adeka Corp.	261,600	2,514,712
#Aderans Holdings Co., Ltd.	24,900	268,340
*Advanex, Inc.	39,000	29,769
Agro-Kanesho Co., Ltd.	18,000	150,868
#*Ahresty Corp.	116,200	792,340
Aichi Bank, Ltd. (The)	141,500	10,221,610
Aichi Machine Industry Co., Ltd.	1,525,000	6,290,467
Aichi Steel Corp.	8,000	32,889
Aida Engineering, Ltd.	949,600	3,197,492
*Aigan Co., Ltd.	405,000	2,236,747
Airport Facilities Co., Ltd.	284,600	1,504,487
Aisan Industry Co., Ltd.	157,800	1,412,750
Akita Bank, Ltd. (The)	3,689,000	14,752,054
Aloka Co., Ltd.	246,500	1,781,044
Alpen Co., Ltd.	37,600	549,922
*Alpine Electronics, Inc.	223,200	2,578,179
*Alps Electric Co., Ltd.	431,400	2,470,103
#Altech Co., Ltd.	155,700	605,946
Ando Corp.	1,740,000	2,036,901
#AOC Holdings, Inc.	481,000	2,956,042
AOI Advertising Promotion, Inc.	11,500	62,544
*AOI Electronics Co., Ltd.	26,400	493,447
AOKI Holdings, Inc.	317,600	3,238,844
#Aomori Bank, Ltd. (The)	99,000	232,688
Aoyama Trading Co., Ltd.	537,300	7,452,440
Arakawa Chemical Industries, Ltd.	275,800	3,153,949
Araya Industrial Co., Ltd.	1,049,000	1,398,353
#*Arisawa Manufacturing Co., Ltd.	363,182	2,339,807
Aronkasei Co., Ltd.	393,000	1,576,410
ART Corp.	2,600	39,518
#Asahi Kogyosha Co., Ltd.	477,000	1,918,097
#Asahi Organic Chemicals Industry Co., Ltd.	1,278,000	3,016,966
Asax Co., Ltd.	4	3,482

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ashimori Industry Co., Ltd.	1,323,000	$1,753,405
Asia Air Survey Co., Ltd.	79,000	198,092
ASKA Pharmaceutical Co., Ltd.	341,000	2,313,673
Asti Corp.	81,000	174,430
Asunaro Aoki Construction Co., Ltd.	711,500	3,861,847
Ataka Construction & Engineering Co., Ltd.	136,000	329,296
Atsugi Co., Ltd.	4,975,000	6,212,048
#Autobacs Seven Co., Ltd.	436,300	13,165,976
Bando Chemical Industries, Ltd.	22,000	65,442
Bank of Iwate, Ltd. (The)	232,000	13,000,695
Bank of Nagoya, Ltd. (The)	1,568,706	6,096,008
Bank of Okinawa, Ltd. (The)	150,100	5,607,023
Bank of Saga, Ltd. (The)	2,124,000	6,018,832
Bank of the Ryukyus, Ltd.	449,700	5,021,510
Belc Co., Ltd.	5,400	49,380
Belluna Co., Ltd.	408,362	1,634,487
Best Denki Co., Ltd.	1,729,500	4,609,721
Bunka Shutter Co., Ltd.	458,000	1,469,006
#*Calsonic Kansei Corp.	2,888,000	7,837,714
Canon Finetech, Inc.	6,700	90,917
Catena Corp.	243,000	534,638
Cawachi, Ltd.	33,400	654,693
Central Glass Co., Ltd.	1,489,000	6,123,068
Central Security Patrols Co., Ltd.	45,800	449,930
CFS Corp.	15,500	78,835
Chiyoda Integre Co., Ltd.	2,000	21,448
Chodai Co., Ltd.	31,500	87,242
#Chofu Seisakusho Co., Ltd.	271,700	6,334,625
Chubu Shiryo Co., Ltd.	218,000	2,009,384
Chudenko Corp.	503,760	6,258,306
Chuetsu Pulp & Paper Co., Ltd.	1,970,000	3,305,770
*Chugai Mining Co., Ltd.	238,100	103,806
Chukyo Bank, Ltd. (The)	1,629,000	4,767,784
*Chuo Corp.	30,000	332
Chuo Gyorui Co., Ltd.	664,000	1,338,811
Chuo Spring Co., Ltd.	912,000	2,740,526
Cleanup Corp.	501,000	3,906,770
#*CMK Corp.	851,400	6,522,080
Coca-Cola Central Japan Co., Ltd.	523,700	6,505,444
*Columbia Music Entertainment, Inc.	270,000	102,877
Computer Engineering & Consulting, Ltd.	49,200	251,382
Corona Corp.	362,300	4,901,231
Cresco, Ltd.	102,600	475,432
#Cross Plus, Inc.	81,100	795,568
CTI Engineering Co., Ltd.	211,800	1,049,573
Dai-Dan Co., Ltd.	589,000	3,098,610
Daido Kogyo Co., Ltd.	403,000	625,826
#Daido Metal Co., Ltd.	403,000	972,831
#*Daiei, Inc. (The)	981,750	3,380,672
Daiichi Kogyo Seiyaku Co., Ltd.	670,000	1,717,009
Daiken Corp.	11,000	27,342
*Daiki Aluminium Industry Co., Ltd.	161,000	340,082
#Daiko Clearing Services Corp.	344,700	1,428,760
*Daiko Denshi Tsushin, Ltd.	13,000	24,050
Daimaruenawin Co., Ltd.	10,600	67,425
Dainichi Co., Ltd.	263,600	1,776,516
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	14,561
Daisan Bank, Ltd. (The)	583,000	1,547,952
Daishi Bank, Ltd. (The)	616,000	2,064,554
Daito Bank, Ltd. (The)	1,739,000	1,267,533
Daiwa Odakyu Construction Co., Ltd.	183,000	586,358

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
DC Co., Ltd.	446,200	$1,018,718
Denyo Co., Ltd.	267,400	2,155,096
*Dijet Industrial Co., Ltd.	53,000	67,183
DMW Corp.	58,800	1,039,829
DyDo Drinco, Inc.	103,700	3,441,075
Eagle Industry Co., Ltd.	29,000	148,776
#Edion Corp.	454,800	4,729,859
Ehime Bank, Ltd. (The)	1,401,000	3,950,343
Eighteenth Bank, Ltd. (The)	3,917,000	11,015,145
Enplas Corp.	211,900	3,683,537
ESPEC Corp.	260,900	1,451,191
Exedy Corp.	100	2,205
Fine Sinter Co., Ltd.	84,000	187,287
#*First Baking Co., Ltd.	1,170,000	1,517,924
#*Fuji Electric Holdings Co., Ltd.	974,000	1,931,406
Fuji Furikawa Engineering & Co., Ltd.	38,000	66,248
#*Fuji Kiko Co., Ltd.	169,000	184,151
Fujicco Co., Ltd.	317,600	3,792,266
Fujikura Rubber, Ltd.	30,000	102,983
Fujitec Co., Ltd.	822	4,520
#Fujitsu Frontech, Ltd.	346,100	2,657,317
Fukuda Corp.	12,000	20,814
*Fukushima Bank, Ltd.	10,000	5,637
#Fukuyama Transporting Co., Ltd.	2,602,000	12,307,585
Fuso Dentsu Co., Ltd.	20,000	64,348
Fuso Pharmaceutical Industries, Ltd.	577,000	1,941,499
Futaba Corp.	681,600	11,741,808
#*Futaba Industrial Co., Ltd.	425,100	3,845,689
Fuyo General Lease Co., Ltd.	20,000	451,882
*G. taste Co., Ltd.	25,500	28,767
#Gakken Holdings Co., Ltd.	1,799,000	4,489,614
Gecoss Corp.	452,500	1,875,060
Godo Steel, Ltd.	2,320,000	4,830,691
Goldcrest Co., Ltd.	32,050	891,952
#Gourmet Kineya Co., Ltd.	216,000	1,279,627
*Gro-Bels Co., Ltd.	306,000	67,201
#*Gun Ei Chemical Industry Co., Ltd.	1,441,000	3,341,370
#Gunze, Ltd.	569,000	2,053,108
Hakuto Co., Ltd.	117,500	1,019,029
Happinet Corp.	800	9,737
Harima Chemicals, Inc.	395,000	1,943,863
Haruyama Trading Co., Ltd.	299,000	1,191,651
Hazama Corp.	1,583,000	1,434,957
Heiwa Real Estate Co., Ltd.	645,000	1,972,462
Hibiya Engineering, Ltd.	647,000	5,733,878
Higashi-Nippon Bank, Ltd.	1,318,000	2,512,510
Higo Bank, Ltd. (The)	141,000	767,303
Hitachi Business Solution Co., Ltd.	27,600	192,677
#Hitachi Cable, Ltd.	514,000	1,518,511
Hitachi Medical Corp.	651,000	5,510,195
Hitachi Metals Techno, Ltd.	53,500	214,768
#Hodogaya Chemical Co., Ltd.	965,000	3,226,430
Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,325,906
Hokkan Holdings, Ltd.	907,000	2,179,004
Hokko Chemical Industry Co., Ltd.	377,000	1,123,096
#Hokkoku Bank, Ltd. (The)	868,000	3,108,498
Hokuetsu Bank, Ltd. (The)	2,425,000	3,905,568
Hokuetsu Kishu Paper Co., Ltd.	3,944,774	19,707,458
Hokuriku Electrical Construction Co., Ltd.	205,000	606,403
Horipro, Inc.	155,300	1,189,816
*Howa Machinery, Ltd.	680,000	368,266

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hyakugo Bank, Ltd. (The)	449,827	$2,058,021
Hyakujishi Bank, Ltd. (The)	310,000	1,162,375
*I Metal Technology Co., Ltd.	428,000	519,420
Ichikawa Co., Ltd.	310,000	600,396
Icom, Inc.	500	11,901
Ihara Chemical Industry Co., Ltd.	740,000	2,048,107
IHI Transport Machinery Co., Ltd.	297,000	1,349,955
#Imasen Electric Industrial Co., Ltd.	94,200	1,229,495
#*Impress Holdings, Inc.	445,400	1,006,293
Inaba Seisakusho Co., Ltd.	38,700	376,488
Inabata & Co., Ltd.	1,059,400	4,250,649
Ines Corp.	1,202,600	9,149,667
Innotech Corp.	3,500	17,731
Ishizuka Glass Co., Ltd.	659,000	1,408,266
Itochu Enex Co., Ltd.	61,700	260,638
Itochu-Shokuhin Co., Ltd.	7,600	255,081
Itoham Foods, Inc.	2,097,000	7,621,339
Itoki Corp.	326,900	641,338
Iwaki & Co., Ltd.	773,000	1,971,412
#*Iwasaki Electric Co., Ltd.	1,742,000	2,988,213
#*Iwatsu Electric Co., Ltd.	234,000	188,000
Izumiya Co., Ltd.	1,609,000	6,924,707
Japan Digital Laboratory Co., Ltd.	485,400	5,679,994
Japan Foundation Engineering Co., Ltd.	590,600	1,258,840
#Japan Medical Dynamic Marketing, Inc.	451,900	1,231,663
Japan Oil Transportation Co., Ltd.	576,000	1,183,824
Japan Pulp & Paper Co., Ltd.	1,485,000	5,006,179
*Japan Radio Co., Ltd.	475,000	910,956
Japan Steel Tower Co., Ltd.	156,000	484,030
Japan Transcity Corp.	598,000	1,689,360
Japan Wool Textile Co., Ltd. (The)	81,000	594,276
Jastec Co., Ltd.	18,800	105,038
JBIS Holdings, Inc.	37,700	126,475
Jeans Mate Corp.	11,708	54,588
JIEC Co., Ltd.	50	41,069
*JMS Co., Ltd.	655,000	2,495,452
#*Joban Kosan Co., Ltd.	936,000	1,492,585
JSP Corp.	324,200	4,091,028
#*Juki Corp.	309,308	319,269
Juroku Bank, Ltd.	71,000	277,771
#*JVC Kenwood Holdings, Inc.	11,548,000	5,221,868
K.R.S. Corp.	157,800	1,574,746
#Kaga Electronics Co., Ltd.	5,400	56,159
Kagawa Bank, Ltd. (The)	1,707,000	5,923,797
Kagoshima Bank, Ltd. (The)	1,259,500	8,960,714
*Kamagai Gumi Co., Ltd.	157,000	100,490
Kamei Corp.	479,000	2,227,880
Kanaden Corp.	467,000	2,360,107
Kanamoto Co., Ltd.	447,000	1,991,403
Kanematsu Electronics, Ltd.	89,700	818,452
Kanto Auto Works, Ltd.	28,000	226,922
Kanto Natural Gas Development Co., Ltd.	457,000	2,403,322
*Kanto Tsukuba Bank, Ltd. (The)	456,700	1,326,658
Kasai Kogyo Co., Ltd.	196,000	554,440
Katakura Chikkarin Co., Ltd.	250,000	738,222
Kato Sangyo Co., Ltd.	85,800	1,489,610
#Kato Works Co., Ltd.	766,000	1,255,105
Kawasaki Kasei Chemicals, Ltd.	658,000	797,719
Kawasumi Laboratories, Inc.	243,000	1,502,218
#*Kayaba Industry Co., Ltd.	175,000	569,818
*Kenedix, Inc.	174	53,335

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Kimura Unity Co, Ltd.	1,100	$8,673
#*Kitagawa Iron Works Co., Ltd.	123,000	123,328
Kita-Nippon Bank, Ltd. (The)	153,300	4,423,568
Kitano Construction Corp.	786,000	1,904,339
Kitazawa Sangyo Co., Ltd.	247,000	507,319
Koa Corp.	570,100	5,862,197
Koekisha Co., Ltd.	68,700	1,135,716
Kohnan Shoji Co., Ltd.	248,000	2,783,846
Koito Industries, Ltd.	304,000	850,440
#Kojima Co., Ltd.	696,000	4,263,077
Kokuyo Co., Ltd.	1,340,111	10,237,721
Komai Tekko, Inc.	799,000	1,584,119
Komatsu Seiren Co., Ltd.	717,000	2,823,493
Komatsu Wall Industry Co., Ltd.	149,400	1,658,046
Komori Corp.	655,900	7,392,149
#Konaka Co., Ltd.	643,749	2,274,935
Kondotec, Inc.	35,000	217,873
Konishi Co., Ltd.	266,400	2,521,308
#Kosei Securities Co., Ltd.	625,000	660,709
Ku Holdings Co., Ltd.	171,700	567,039
#Kumiai Chemical Industry Co., Ltd.	899,000	2,713,450
Kurabo Industries, Ltd.	5,341,000	8,296,623
#*Kurimoto, Ltd.	4,060,000	3,739,411
Kuroda Electric Co., Ltd.	22,500	318,526
Kuroganeya Co., Ltd.	99,000	341,411
*Kurosaki Harima Corp.	33,000	61,763
#Kyodo Printing Co., Ltd.	1,897,000	5,065,663
Kyoei Sangyo Co., Ltd.	363,000	705,750
Kyokuto Boeki Kaisha, Ltd.	499,000	671,458
Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	2,899,157
Kyosan Electric Manufacturing Co., Ltd.	788,000	3,634,726
Kyowa Leather Cloth Co., Ltd.	352,500	1,250,051
Kyudenko Corp.	977,000	5,882,354
*Leopalace21 Corp.	2,575,715	9,436,259
#*Lonseal Corp.	306,000	306,924
Macnica, Inc.	125,800	2,086,130
Maeda Corp.	4,690,000	12,810,540
Maeda Road Construction Co., Ltd.	894,000	6,624,852
*Maezawa Industries, Inc.	279,600	518,813
#Maezawa Kaisei Industries Co., Ltd.	179,500	1,704,024
Maezawa Kyuso Industries Co., Ltd.	107,300	1,538,015
#*Makino Milling Machine Co., Ltd.	762,000	3,517,116
#Marubun Corp.	268,400	1,546,032
Marudai Food Co., Ltd.	2,925,000	8,951,263
Maruei Department Store Co., Ltd.	558,400	710,796
Maruwa Co., Ltd.	106,200	2,425,622
Maruwn Corp.	296,200	703,879
*Maruyama Manufacturing Co., Inc.	97,000	168,760
Maruzen Co., Ltd.	20,000	110,693
Maruzen Showa Unyu Co., Ltd.	1,302,000	4,169,444
Maspro Denkoh Corp.	394,100	3,581,757
Matsui Construction Co., Ltd.	447,700	1,735,540
Maxvalu Tokai Co., Ltd.	5,000	61,459
*Meiji Machine Co., Ltd.	1,572,000	560,366
#*Meiwa Estate Co., Ltd.	322,500	1,520,106
Mercian Corp.	3,153,000	6,570,074
Mesco, Inc.	92,000	453,044
Michinoku Bank, Ltd. (The)	2,771,000	5,387,779
Mikuni Coca-Cola Bottling Co., Ltd.	383,000	3,015,905
Mikuni Corp.	179,000	214,268
*Minato Bank, Ltd. (The)	147,000	178,891

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mito Securities Co., Ltd.	16,000	$35,805
*Mitsuba Corp.	885,000	3,815,625
Mitsubishi Paper Mills, Ltd.	6,000	7,090
Mitsubishi Pencil Co., Ltd.	700	8,906
*Mitsui High-Tec, Inc.	131,200	1,049,161
Mitsumura Printing Co., Ltd.	88,000	297,212
Mitsuuroko Co., Ltd.	795,000	5,569,111
Miyazaki Bank, Ltd. (The)	2,467,260	7,624,657
Miyoshi Oil & Fat Co., Ltd.	1,020,000	1,613,994
Mizuno Corp.	610,000	2,908,368
Morita Holdings Corp.	138,000	608,772
Morozoff, Ltd.	359,000	1,172,786
Mory Industries, Inc.	584,000	1,408,836
#MR Max Corp.	639,400	2,889,293
Musashino Bank, Ltd.	43,500	1,172,659
*Mutoh Holdings Co., Ltd.	49,000	76,918
Nagano Bank, Ltd. (The)	1,485,000	2,975,189
Nagase & Co., Ltd.	284,000	3,298,830
Nakabayashi Co., Ltd.	964,000	2,004,477
Nakayama Steel Works, Ltd.	3,072,000	4,173,803
NEC Capital Solutions, Ltd.	179,200	2,523,033
#*NEC Electronics Corp.	125,500	1,045,927
#Neturen Co., Ltd.	272,100	1,667,322
New Japan Radio Co., Ltd.	148,000	306,883
*NIC Corp.	9,700	41,397
*Nice Holdings, Inc.	1,406,000	3,045,443
Nichia Steel Works, Ltd.	854,200	2,265,226
*Nichiban Co., Ltd.	567,000	1,835,918
#Nichicon Corp.	893,200	10,152,938
#*Nichiha Corp.	287,700	2,125,572
#Nichimo Co., Ltd.	920,000	1,371,285
Nichireki Co., Ltd.	554,000	2,038,984
#Nihon Eslead Corp.	53,048	422,253
Nihon Kagaku Sangyo Co., Ltd.	16,000	102,542
Nihon Spindle Manufacturing Co., Ltd.	4,000	5,760
Nihon Tokushu Toryo Co., Ltd.	75,000	301,827
Nikko Co., Ltd.	527,000	1,441,460
Nippo Corp.	1,643,000	11,192,741
Nippon Beet Sugar Manufacturing Co., Ltd.	3,043,000	8,148,088
*Nippon Carbide Industries Co., Inc.	25,000	29,454
Nippon Ceramic Co., Ltd.	3,900	46,463
Nippon Chemical Industrial Co., Ltd.	1,609,000	3,698,207
*Nippon Chemi-Con Corp.	932,756	3,439,448
#*Nippon Chutetsukan K.K.	582,000	816,928
#Nippon Concrete Industries Co., Ltd.	1,088,000	1,561,797
Nippon Densetsu Kogyo Co., Ltd.	132,000	1,012,667
Nippon Denwa Shisetu Co., Ltd.	828,000	2,493,793
Nippon Felt Co., Ltd.	73,100	312,720
Nippon Fine Chemical Co., Ltd.	188,900	1,462,373
Nippon Flour Mills Co., Ltd.	1,771,000	8,730,551
Nippon Hume Corp.	544,000	1,553,840
Nippon Jogesuido Sekkei Co., Ltd.	218	231,101
*Nippon Kinzoku Co., Ltd.	56,000	90,000
Nippon Koei Co., Ltd.	1,401,000	4,412,361
Nippon Konpo Unyu Soko Co., Ltd.	503,000	5,354,119
*Nippon Light Metal Co., Ltd.	4,269,000	4,172,882
Nippon Paper Group, Inc.	93,727	2,447,036
#*Nippon Piston Ring Co., Ltd.	1,815,000	1,824,072
*Nippon Road Co., Ltd. (The)	1,918,000	3,860,566
Nippon Seiki Co., Ltd.	26,000	286,239
Nippon Seisen Co., Ltd.	22,000	63,334

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Soda Co., Ltd.	1,111,000	$4,108,123
Nippon Systemware Co., Ltd.	211,200	659,287
*Nippon Tungsten Co., Ltd.	243,000	328,512
#Nishimatsu Construction Co., Ltd.	8,152,073	9,434,838
Nishishiba Electric Co., Ltd.	104,000	168,328
Nissan Shatai Co., Ltd.	537,000	4,557,456
Nisshin Fudosan Co., Ltd.	18,600	78,090
Nisshin Oillio Group, Ltd. (The)	27,000	144,314
Nissin Corp.	249,000	528,740
Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,789,962
Nissui Pharmaceutical Co., Ltd.	220,400	1,632,696
Nittan Valve Co., Ltd.	104,200	325,492
Nittetsu Mining Co., Ltd.	2,032,000	8,980,044
Nitto Electric Works, Ltd.	7,300	74,534
Nitto FC Co., Ltd.	243,000	1,333,938
Nitto Flour Milling Co., Ltd.	370,000	1,418,710
Noritsu Koki Co., Ltd.	438,700	2,945,004
Noritz Corp.	89,100	1,116,210
Obayashi Road Corp.	671,000	1,060,039
Ogaki Kyoritsu Bank, Ltd. (The)	103,000	351,934
#OHARA, Inc.	1,500	23,451
Oie Sangyo Co., Ltd.	12,700	109,655
Oita Bank, Ltd. (The)	2,777,000	9,893,199
Okabe Co., Ltd.	498,300	1,722,183
#*OKK Corp.	77,000	62,881
#OKUMA Corp.	245,000	1,411,172
#Okumura Corp.	2,402,000	8,733,965
*Okura Industrial Co., Ltd.	1,021,000	2,965,493
Okuwa Co., Ltd.	9,000	89,208
Olympic Corp.	378,700	2,601,215
Onoken Co., Ltd.	207,400	1,523,854
Oriental Yeast Co., Ltd.	278,000	1,487,097
#Origin Electric Co., Ltd.	48,000	208,672
Osaka Organic Chemical Industry, Ltd.	21,000	97,206
Osaka Steel Co., Ltd.	594,600	9,793,470
Oyo Corp.	456,500	3,421,342
*P.S. Mitsubishi Construction Co., Ltd.	174,100	605,154
Pacific Industrial Co., Ltd.	1,106,000	5,768,298
PanaHome Corp.	135,000	852,421
*Pasco Corp.	4,500	8,189
*Penta-Ocean Construction Co., Ltd.	4,144,000	4,306,310
Piolax, Inc.	205,300	3,505,570
#*Pioneer Electronic Corp.	958,300	3,725,922
Press Kogyo Co., Ltd.	79,000	143,666
*Raito Kogyo Co., Ltd.	1,108,900	2,450,249
#*Rasa Industries, Ltd.	270,000	269,166
Rengo Co., Ltd.	20,169	119,338
#*Renown, Inc.	1,239,060	2,176,217
Rheon Automatic Machinery Co., Ltd.	305,000	748,139
#*Rhythm Watch Co., Ltd.	3,189,000	4,979,182
Ricoh Leasing Co., Ltd.	29,300	665,260
Riken Technos Corp.	875,000	2,241,347
*Riken Vitamin Co., Ltd.	33,400	889,266
#RISA Partners, Inc.	436	259,713
Roland Corp.	5,600	48,026
Round One Corp.	116,500	762,345
*Ryobi, Ltd.	24,000	59,287
Ryoden Trading Co., Ltd.	635,000	3,109,294
Ryosan Co., Ltd.	631,200	15,166,525
Ryoyo Electro Corp.	627,400	5,312,122
S Foods, Inc.	9,000	79,914

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sakai Chemical Industry Co., Ltd.	1,552,000	$7,479,002
#Sakai Heavy Industries, Ltd.	748,000	1,054,617
Sakata INX Corp.	187,000	768,610
Sala Corp.	282,000	1,703,196
San-Ai Oil Co., Ltd.	1,212,000	4,625,620
*Sanden Corp.	2,401,000	6,666,348
Sanei-International Co., Ltd.	60,200	652,277
San-in Godo Bank, Ltd. (The)	1,475,000	11,709,351
#*Sanix, Inc.	828,200	1,753,942
Sanken Electric Co., Ltd.	383,162	1,076,885
Sanki Engineering Co., Ltd.	1,514,000	10,189,381
#Sankyo Seiko Co., Ltd.	912,100	2,663,716
*Sankyo-Tateyama Holdings, Inc.	3,759,000	4,661,394
Sanoh Industrial Co., Ltd.	318,600	2,037,140
Sanritsu Corp.	111,500	664,582
Sanshin Electronics Co., Ltd.	667,000	5,073,846
Sanyo Denki Co., Ltd.	111,000	369,133
Sanyo Engineering & Construction, Inc.	201,000	672,372
Sanyo Industries, Ltd.	714,000	968,703
Sato Shoji Corp.	145,900	727,317
Satori Electric Co., Ltd.	101,060	584,801
#*Saxa Holdings, Inc.	1,056,000	1,548,678
Scroll Corp.	498,200	1,722,627
Seibu Electric Industry Co., Ltd.	286,000	1,129,000
Seino Holdings Co., Ltd.	1,265,000	8,448,299
Seiren Co., Ltd.	22,200	135,186
Sekisui Jushi Co., Ltd.	624,000	5,190,513
Sekisui Plastics Co., Ltd.	1,429,000	6,727,309
#Senko Co., Ltd.	1,048,000	3,912,564
Senshukai Co., Ltd.	217,100	1,180,717
Shibuya Kogyo Co., Ltd.	129,900	1,064,355
Shikoku Bank, Ltd.	1,316,000	4,136,731
Shimachu Co., Ltd.	6,600	134,331
#Shimizu Bank, Ltd.	180,500	7,258,190
Shin Nippon Air Technologies Co., Ltd.	315,020	2,158,106
Shinagawa Refractories Co., Ltd.	787,000	1,591,365
Shinkawa, Ltd.	64,600	992,423
Shinko Shoji Co., Ltd.	343,000	2,841,270
Shinko Wire Co., Ltd.	477,000	779,621
Shinmaywa Industries, Ltd.	2,597,000	8,057,062
#Shinnihon Corp.	22,700	36,406
Shoei Foods Corp.	177,000	924,542
Showa Corp.	857,600	4,766,647
Showa Denko K.K.	185	379
Sinanen Co., Ltd.	849,000	3,566,664
Sintokogio, Ltd.	317,800	2,431,967
SNT Corp.	553,500	1,403,593
Soda Nikka Co., Ltd.	324,000	1,182,701
*Sodick Co., Ltd.	223,200	488,334
Somar Corp.	191,000	463,077
Sonton Food Industry Co., Ltd.	111,000	800,326
Space Co., Ltd.	47,160	310,195
Starzen Corp.	44,000	114,831
Subaru Enterprise Co., Ltd.	247,000	719,064
Sugimoto & Co., Ltd.	97,100	819,557
*Suminoe Textile Co., Ltd.	804,000	1,385,418
Sumitomo Densetsu Co., Ltd.	403,700	2,067,758
Sumitomo Forestry Co., Ltd.	93,634	687,479
*Sumitomo Mitsui Construction Co., Ltd.	14,760	11,881
Sumitomo Osaka Cement Co., Ltd.	4,985,000	7,240,244
#Sumitomo Pipe & Tube Co., Ltd.	569,000	2,968,560

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Sumitomo Precision Products Co., Ltd.	314,000	$886,721
Sumitomo Warehouse Co., Ltd.	704,000	3,082,602
Sun Wave Corp.	13,000	42,638
SUNX, Ltd.	300	1,084
*SWCC Showa Holdings Co., Ltd.	6,737,000	6,431,991
Tachibana Eletech Co., Ltd.	216,900	1,516,982
Tachikawa Corp.	188,400	933,309
Tachi-S Co., Ltd.	789,910	6,773,222
Tadano, Ltd.	257,000	1,227,293
Taihei Dengyo Kaisha, Ltd.	206,000	1,705,680
Taihei Kogyo Co., Ltd.	79,000	319,690
*Taiheiyo Cement Corp.	6,180,000	6,955,552
Taiheiyo Kouhatsu, Inc.	1,881,000	1,346,454
Taiho Kogyo Co., Ltd.	327,300	2,081,576
Taikisha, Ltd.	458,000	6,549,515
Takagi Securities Co., Ltd.	578,000	1,013,967
Takano Co., Ltd.	305,800	1,650,825
Takara Standard Co., Ltd.	1,266,000	7,120,998
Takasago Thermal Engineering Co., Ltd.	625,700	5,206,185
Takigami Steel Construction Co., Ltd.	199,000	467,638
#Takiron Co., Ltd.	1,055,000	2,733,676
*Takuma Co., Ltd.	1,112,000	2,770,696
*Tamura Corp.	1,076,948	3,327,069
*Tanseisha Co., Ltd.	207,000	406,648
Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,750,573
Tayca Corp.	735,000	1,928,311
*TBK Co., Ltd.	190,000	377,402
TECHNO ASSOCIE Co., Ltd.	171,900	1,181,271
Techno Ryowa, Ltd.	229,770	1,077,224
Teikoku Piston Ring Co., Ltd.	19,000	72,267
#Teikoku Tsushin Kogyo Co., Ltd.	327,000	770,235
*Tekken Corp.	2,665,000	2,352,237
*Ten Allied Co., Ltd.	208,500	725,863
#Tenma Corp.	576,100	6,658,611
Teraoka Seisakusho Co., Ltd.	168,000	705,793
Tigers Polymer Corp.	310,600	1,056,148
#Toa Corp.	5,695,000	5,896,235
Toa Doro Kogyo Co., Ltd.	653,000	914,598
Toa Oil Co., Ltd.	66,000	68,734
Tochigi Bank, Ltd.	2,740,000	11,685,868
Toda Corp.	1,946,000	6,617,953
Todentu Corp.	694,000	1,184,237
Toenec Corp.	1,039,000	5,694,198
Toho Bank, Ltd.	2,097,000	6,698,403
Tohoku Bank, Ltd.	1,443,000	2,237,558
Tohto Suisan Co., Ltd.	916,000	1,401,232
Tokai Lease Co., Ltd.	505,000	821,606
Tokai Rubber Industries, Ltd.	100,800	1,164,538
#Toko Electric Corp.	365,000	2,435,552
*Toko, Inc.	1,703,000	2,502,657
#Tokushima Bank, Ltd.	1,085,000	3,833,622
Tokushu Tokai Holdings Co., Ltd.	978,220	2,436,872
Tokyo Biso Kogyo Corp.	43,000	317,980
Tokyo Denpa Co., Ltd.	3,500	23,258
#Tokyo Energy & Systems, Inc.	547,000	3,500,830
Tokyo Keiki, Inc.	39,000	53,245
Tokyo Ohka Kogyo Co., Ltd.	177,100	3,084,984
Tokyo Sangyo Co., Ltd.	514,500	1,397,342
Tokyo Soir Co., Ltd.	202,000	441,375
Tokyo Style Co., Ltd.	1,585,000	11,176,574
Tokyo Tatemono Co., Ltd.	2,270,000	8,982,530

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Tekko Co., Ltd.	158,000	$460,684
#Tokyo Tomin Bank, Ltd.	110,000	1,481,078
#Tokyu Recreation Co., Ltd.	296,000	1,695,621
*Toli Corp.	912,000	1,626,692
Tomato Bank, Ltd.	1,106,000	2,288,218
Tomen Electronics Corp.	108,500	1,211,518
Tomoe Corp.	776,100	1,838,654
Tomoku Co., Ltd.	1,048,000	2,287,355
Tonami Holdings Co., Ltd.	1,509,000	3,007,513
Topre Corp.	94,800	848,423
Topy Industries, Ltd.	971,000	1,620,019
Torigoe Co., Ltd.	7,400	63,548
Torii Pharmaceutical Co., Ltd.	275,100	5,177,682
*Toshiba TEC Corp.	192,000	716,679
Tosho Printing Co., Ltd.	772,000	1,331,734
*Totenko Co., Ltd.	310,000	524,184
Totetsu Kogyo Co., Ltd.	454,000	2,552,851
*Totoku Electric Co., Ltd.	932,000	953,496
#Tottori Bank, Ltd.	1,000,000	2,702,415
#*Towa Bank, Ltd.	678,000	487,109
Toyo Ink Manufacturing Co., Ltd.	2,873,000	11,839,656
Toyo Kanetsu K.K.	77,000	141,810
Toyo Kohan Co., Ltd.	2,110,000	10,694,287
Toyo Radiator Co., Ltd.	66,000	148,560
*Toyo Securities Co., Ltd.	145,000	266,697
*Toyo Tire & Rubber Co., Ltd.	316,000	537,566
#Toyo Wharf & Warehouse Co., Ltd.	980,000	1,787,531
Trusco Nakayama Corp.	101,600	1,418,921
Tsubakimoto Chain Co.	39,000	173,699
#Tsubakimoto Kogyo Co., Ltd.	15,000	30,833
#*Tsudakoma Corp.	955,000	1,285,256
*Tsugami Corp.	26,000	90,575
Tsukishima Kikai Co., Ltd.	359,000	2,110,728
Tsurumi Manufacturing Co., Ltd.	240,000	1,671,632
Tsutsumi Jewelry Co., Ltd.	256,100	4,855,060
Tsuzuki Denki Co., Ltd.	376,000	1,227,879
Tsuzuki Densan Co., Ltd.	3,200	8,158
TTK Co., Ltd.	136,000	441,476
TYK Corp.	690,000	1,456,616
Uchida Yoko Co., Ltd.	1,056,000	3,057,096
*Uniden Corp.	1,711,000	3,952,895
*Universe Co, Ltd.	1,500	20,141
#UNY Co., Ltd.	58,860	450,899
#U-Shin, Ltd.	552,500	3,185,325
*Vital KSK Holdings, Inc.	371,600	2,303,484
*Wakachiku Construction Co., Ltd.	31,000	15,088
Warabeya Nichiyo Co., Ltd.	21,800	265,913
#Wood One Co., Ltd.	504,000	1,223,802
Yachiyo Bank, Ltd.	1,800	40,064
Yamabiko Corp.	128,074	1,303,011
Yamagata Bank, Ltd.	1,655,000	7,884,479
Yamamura Glass Co., Ltd.	2,338,000	7,478,587
Yamanashi Chuo Bank, Ltd.	1,596,000	6,813,109
Yamato Corp.	332,000	1,142,999
Yamato International, Inc.	25,100	92,615
Yamaura Corp.	155,500	355,979
*Yamazawa Co, Ltd.	500	6,856
#Yasuda Warehouse Co., Ltd. (The)	149,500	932,520
Yellow Hat, Ltd.	384,500	2,977,257
Yodogawa Steel Works, Ltd.	3,670,000	15,026,530
Yokohama Reito Co., Ltd.	1,059,000	7,263,476

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yondenko Corp.	438,650	$2,233,406
Yonex Co., Ltd.	149,000	1,111,516
#Yorozu Corp.	63,800	813,199
Yuasa Funashoku Co., Ltd.	532,000	1,239,113
#Yuraku Real Estate Co., Ltd.	24,000	85,127
Yurtec Corp.	1,097,000	5,496,098

TOTAL JAPAN		1,437,111,838

MALAYSIA — (0.0%)
*Ramunia Holdings Berhad	28,880	3,466
*Rekapacific Berhad	130,000	—

TOTAL MALAYSIA		3,466

NETHERLANDS — (2.1%)
#Aalberts Industries NV	257,359	3,743,108
Batenburg Beheer NV	6,890	212,780
#*BE Semiconductor Industries NV	552,443	2,209,097
Crown Van Gelder NV	51,923	574,005
DOCdata NV	5,574	67,844
#*Draka Holding NV	402,658	6,824,748
Fornix Biosciences NV	2,090	23,789
#*Gamma Holding NV	70,979	1,066,946
*Heijmans NV	116,682	2,082,104
*InnoConcepts NV	29,097	33,278
KAS Bank NV	218,219	4,174,365
#Kendrion NV	6,143	82,354
Koninklijke Bam Groep NV	1,221,074	11,973,876
#Koninklijke Ten Cate NV	220,432	5,806,825
Macintosh Retail Group NV	2,803	51,230
Mediq NV	73,752	1,330,014
Nutreco Holding NV	709,322	37,629,441
*Oce NV	2,361,357	28,330,382
*Ordina NV	481,056	3,571,648
*Punch Graphix NV	4,637	13,051
*Qurius NV	494,694	212,580
*Roto Smeets Group NV	22,605	329,936
Royal Reesink NV	2,110	201,456
Smit Internationale NV	36,167	3,097,788
*SNS Reaal Groep NV	1,239,142	7,262,633
Telegraaf Media Groep NV	76,159	1,450,559
*Textielgroep Twenthe NV	1,200	4,160
TKH Group NV	106,796	2,049,189
#*TomTom NV	92,907	753,007
#*USG People NV	1,386,176	26,452,089
*Van der Moolen Holding NV	822,078	45,349
Wavin NV	841,710	1,905,546

TOTAL NETHERLANDS		153,565,177

NEW ZEALAND — (0.4%)
*AFFCO Holdings, Ltd.	4,822,896	1,254,985
Air New Zealand, Ltd.	5,140,180	4,657,341
Auckland International Airport, Ltd. (6123707)	895,862	1,219,736
*Auckland International Airport, Ltd. (61237RR)	55,991	76,233
*CDL Investments (New Zealand), Ltd.	866,651	157,318
Colonial Motor Co., Ltd.	243,551	384,707
*Fisher & Paykel Appliances Holdings, Ltd.	8,152,085	3,424,087
Millennium & Copthorne Hotels (New Zealand), Ltd.	3,112,559	991,390
New Zealand Oil & Gas, Ltd.	182,469	194,292
Northland Port Corp. (New Zealand), Ltd.	24,300	31,986
Nuplex Industries, Ltd.	453,801	1,027,225

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Pan Pacific Petroleum NL	726,991	$218,267
Port of Tauranga, Ltd.	17,979	89,774
#*Pyne Gould Guinness, Ltd.	4,042,612	1,765,952
*Richina Pacific, Ltd.	832,183	210,219
*Rubicon, Ltd.	2,472,292	1,821,688
Sanford, Ltd.	1,099,644	3,708,936
*Tenon, Ltd.	372,153	232,690
*Tourism Holdings, Ltd.	870,292	541,085
Tower, Ltd.	2,871,308	3,969,162

TOTAL NEW ZEALAND		25,977,073

NORWAY — (1.2%)
#*Aker ASA	79,845	2,121,783
#*Aktiv Kapital ASA	170,665	1,229,825
Atea ASA	128,618	1,079,968
#*Austevoll Seafood ASA	73,345	548,003
*Birdstep Technology ASA	128,796	48,061
#*Blom ASA	374,720	744,942
Bonheur ASA	236,200	6,958,725
*BW Offshore, Ltd.	412,030	567,491
*Camillo Eitze & Co. ASA	150,780	359,209
#*Cermaq ASA	511,276	5,051,617
#*Copeinca ASA	4,600	37,185
*Dockwise, Ltd.	30,845	923,939
#*DOF ASA	370,603	2,320,426
*EDB Business Partner ASA	19,000	73,443
#*Eitzen Chemical ASA	407,421	138,156
*Electromagnetic GeoServices AS	1,100	1,103
#*Eltek ASA	2,240,172	1,204,663
#Farstad Shipping ASA	209,496	4,863,193
Ganger Rolf ASA	402,700	10,875,348
*Havila Shipping ASA	28,300	287,399
*IOT Holdings ASA	137,172	919
*Kongsberg Automotive ASA	68,013	64,297
Kongsberg Gruppen ASA	53,448	769,030
*Kverneland Group ASA	461,570	296,611
#*Norske Skogindustrier ASA Series A	3,397,443	5,630,637
Odfjell ASA Series A	281,996	2,522,003
*Petroleum-Geo Services ASA	1,000	12,444
*Prosafe Production Public, Ltd.	598,105	1,190,084
Scana Industrier ASA	102,545	123,129
#*Sevan Marine ASA	9,488,804	13,658,107
#*Siem Offshore, Inc.	120,723	183,080
Solstad Offshore ASA	358,822	6,888,574
#*Songa Offshore SE	172,802	962,676
SpareBanken 1 SMN	1,107,373	9,728,559
#*TTS Marine ASA	66,874	73,886
Wilh. Wilhelmsen ASA	252,068	5,485,614

TOTAL NORWAY		87,024,129

PORTUGAL — (0.2%)
Banco BPI SA	121,916	339,461
Banif SGPS SA	1,007,327	1,737,754
*Corticeira Amorim SA	2,107,868	2,796,779
#*Investimentos Participacoes e Gestao SA	1,899,127	1,730,981
#*Martifer SGPS SA	57,412	271,350
*Papelaria Fernandes-Industria e Comercia SA	2,000	7,376
*ParaRede SGPS SA	531,561	571,893
Sociedade de Investimento e Gestao SGPS SA	164,470	1,729,691
*Sonae Capital SGPS SA	218,030	222,566
#*Sonae Industria SGPS SA	1,446,521	4,964,166

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sonaecom SGPS SA	98,889	$249,532
*Sumol + Compal SA	59,147	123,367

TOTAL PORTUGAL		14,744,916

SINGAPORE — (1.6%)
Allgreen Properties, Ltd.	19,053,000	15,753,625
*Asia Food & Properties, Ltd.	7,332,000	2,712,850
Bonvests Holdings, Ltd.	1,336,280	891,855
Brothers (Holdings), Ltd.	272,078	34,741
Chemical Industries (Far East), Ltd.	40,000	13,511
*China Auto Corp., Ltd.	417,000	16,032
China Merchants Holdings Pacific, Ltd.	990,000	423,051
*Chuan Hup Holdings, Ltd.	7,392,000	1,697,823
#Creative Technology Co., Ltd.	812,350	3,373,024
Engro Corp., Ltd.	115,500	80,657
*Excel Machine Tools, Ltd.	473,000	—
Federal International (2000), Ltd.	470,625	62,894
*Furama, Ltd.	240,000	337,560
GK Goh Holdings, Ltd.	2,295,000	1,009,997
GP Industries, Ltd.	1,405,808	367,838
*Grand Banks Yachts, Ltd.	288,750	88,293
Hi-P International, Ltd.	2,687,000	1,311,665
Ho Bee Investment, Ltd.	4,300,000	4,994,593
*Hong Fok Corp., Ltd.	1,897,000	869,619
Hong Leong Asia, Ltd.	567,000	1,461,596
#Hotel Grand Central, Ltd.	2,094,216	1,048,885
#Hotel Properties, Ltd.	2,017,500	2,925,275
Hour Glass, Ltd.	793,320	388,290
#*Huan Hsin Holdings, Ltd.	1,504,000	283,704
Hwa Hong Corp., Ltd.	4,148,000	1,626,665
Isetan (Singapore), Ltd.	171,000	403,256
#Jaya Holdings, Ltd.	4,195,000	1,789,208
*Jurong Technologies Industrial Corp., Ltd.	3,391,000	60,284
K1 Ventures, Ltd.	14,253,000	1,614,811
Kian Ann Engineering, Ltd.	111,500	13,893
Kim Eng Holdings, Ltd.	971,147	1,370,444
#KS Energy Services, Ltd.	610,000	552,340
Lafe Corp., Ltd.	729,200	43,941
LC Development, Ltd.	1,627,800	218,164
Lee Kim Tah Holdings, Ltd.	2,313,000	802,921
Leeden, Ltd.	339,000	81,669
*Lion Asiapac, Ltd.	379,000	97,364
Lum Chang Holdings, Ltd.	1,211,000	256,201
Memtech International, Ltd.	2,738,000	184,967
Metro Holdings, Ltd.	8,200,800	4,517,783
NSL, Ltd.	717,000	701,201
*Orchard Parade Holdings, Ltd.	3,766,625	2,831,491
Pan Pacific Hotels Group, Ltd.	943,000	1,011,924
*Penguin International, Ltd.	4,316,250	455,909
Popular Holdings, Ltd.	8,102,250	979,302
*PSC Corp., Ltd.	6,729,043	1,272,874
QAF, Ltd.	3,525,755	1,350,750
San Teh, Ltd.	1,012,800	207,219
*SC Global Developments, Ltd.	76,850	92,339
Sing Investments & Finance, Ltd.	84,000	83,424
Singapore Land, Ltd.	1,531,000	6,956,557
Singapore Reinsurance Corp., Ltd.	3,080,110	552,474
Singapore Shipping Corp., Ltd.	2,140,000	408,517
Singapura Finance, Ltd.	105,000	102,638
*Soilbuild Group Holdings, Ltd.	17,000	11,631
*Stamford Land Corp., Ltd.	4,308,000	1,245,096

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Thakral Corp., Ltd.	1,130,000	$59,648
*TT International, Ltd.	900	23
*Tuan Sing Holdings, Ltd.	9,872,000	1,563,097
UMS Holdings, Ltd.	4,420,000	523,889
United Engineers, Ltd.	2,200,666	3,014,457
United Industrial Corp., Ltd.	6,852,000	9,446,150
UOL Group, Ltd.	5,825,000	15,436,450
WBL Corp., Ltd.	259,500	933,026
#Wheelock Properties, Ltd.	3,109,000	4,272,649
Wing Tai Holdings, Ltd.	5,262,800	7,318,016

TOTAL SINGAPORE		114,612,040

SPAIN — (1.3%)
Adolfo Dominguez SA	12,761	190,660
*Avanzit SA	29,947	30,672
#Banco Pastor SA	159,799	1,061,781
*Baron de Ley SA	23,940	1,127,737
Caja de Ahorros del Mediterraneo SA	66,289	529,519
#*Campofrio Food Group SA	79,186	710,121
#Cementos Portland Valderrivas SA	117,550	3,373,882
#*Corporacion Dermoestetica SA	67,673	294,872
*Dinamia Capital Privado. S.C.R. SA	17,930	248,690
*Dogi International Fabrics SA	191,727	169,340
Ebro Puleva SA	1,417,872	28,158,355
#*Ercros SA	374,056	727,972
*Espanola del Zinc SA	53,703	77,634
Fluidra SA	6,883	30,609
*Funespana SA	63,148	565,160
Grupo Catalana Occidente SA	128,399	2,943,941
#*Grupo Empresarial Ence SA	2,438,571	9,920,198
#*Grupo Tavex SA	426,325	393,219
Iberpapel Gestion SA	97,629	1,422,536
*Inbesos SA	18,103	45,938
#*La Seda de Barcelona SA	5,166,665	2,424,981
Lingotes Especiales SA	4,932	24,729
Miquel y Costas & Miquel SA	21,375	428,931
#*NH Hoteles SA	2,376,325	11,725,714
*Nicolas Correa SA	137,049	489,357
#Papeles y Cartones de Europa SA	336,806	1,767,051
#Pescanova SA	188,146	5,928,542
#*Promotora de Informaciones SA	1,431,473	7,772,238
*Realia Business SA	199,673	468,651
#*Sacyr Vallehermoso SA	104,471	1,087,325
#*Service Point Solutions SA (B07NKR8)	392,989	528,262
*Service Point Solutions SA (B5LJVT6)	78,598	106,252
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	195,078	413,835
#Sol Melia SA	446,904	3,667,063
#*Solaria Energia y Medio Ambiente SA	398,709	1,431,295
*Tecnocom Telecomunicaciones y Energia SA	22,127	84,407
#Tubacex SA	183,165	716,506
Unipapel SA	134,215	2,149,917
*Vertice Trescientos Sesenta Grados SA	9,006	4,626
Vidrala SA	6,695	182,679
Viscofan SA	153,475	3,989,583
*Vocento SA	8,298	50,739

TOTAL SPAIN		97,465,519

SWEDEN — (3.3%)
Acando AB	667,454	1,250,700
AF AB Series B	19,700	519,399
#*Anoto Group AB	261,833	167,488

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
B&B Tools AB	10,038	$138,257
Beijer Alma AB	75,218	996,103
*Bilia AB Series A	271,913	2,660,703
*Billerud AB	2,259,662	15,479,830
*BioPhausia AB	54,504	11,586
Biotage AB	801,694	803,657
#*Boliden AB	4,986,751	66,644,293
Bong Ljungdahl AB	64,100	177,897
#*Bure Equity AB	252,120	917,303
Cantena AB	109,825	1,425,988
Cardo AB	295,068	8,981,100
*Cloetta AB	35,712	144,710
#*Concordia Maritime AB Series B	369,034	1,090,817
Consilium AB Series B	8,000	29,951
*CyberCom Group Europe AB	17,970	67,244
*East Capital Explorer AB	39,061	366,487
Elos AB	29,600	141,716
*Enea Data AB Series B	4,335	25,825
#*Eniro AB	964,944	4,730,640
#Fabege AB	1,131,140	6,672,439
*Forshem Group AB Series B	23,642	76,719
G & L Beijer AB Series B	96,600	2,277,041
Geveko AB	36,600	319,735
*Gunnebo AB	71,150	282,399
*Haldex AB	793,208	4,597,203
*Hexpol AB	5,250	51,347
Hoganas AB Series B	10,478	222,963
Holmen AB Series B	542,003	12,975,230
Industrial & Financial Systems AB Series B	100,312	944,245
Intellecta AB Series B	30,100	231,381
*JM AB	119,617	1,734,348
Klovern AB	299,531	969,587
Lagercrantz Group AB Series B	233,635	980,056
Lammhults Design Group AB	78,200	517,325
*LBI International AB	11,998	21,018
#Meda AB Series A	596,075	5,821,844
*Micronic Laser Systems AB	239,030	466,553
NCC AB Series A	27,992	415,679
NCC AB Series B	1,170,402	17,431,951
*New Wave Group AB Series B	335,875	1,507,777
*Nobia AB	420,712	2,379,832
*Nolato AB Series B	126,713	1,060,311
*OEM International AB Series B	30,300	173,992
*Pa Resources AB	2,912,460	10,444,978
*Partnertech AB	36,982	153,094
#Peab AB Series B	58,234	334,590
*Pricer AB Series B	822,376	62,035
ProAct IT Group AB	120,856	1,199,644
Profilgruppen AB	25,600	157,244
Rederi AB Transatlantic Series B	471,780	1,712,443
#*rnb Retail & Brands AB	1,089,453	1,643,997
*Rorvik Timber AB	18,124	21,394
#*Rottneros AB	9,522,000	858,264
*Saab AB Series B	39,512	634,499
#*SAS AB	2,080,515	1,011,628
*Scribona AB Series A	11,715	12,985
*Scribona AB Series B	629,698	704,942
*Semcon AB	13,958	59,321
Studsvik AB	41,833	404,383
*Trelleborg AB Series B	6,681,684	45,826,660

TOTAL SWEDEN		234,144,770

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (4.3%)
Acino Holding AG	29,432	$4,731,767
*AFG Arbonia-Forster Holding AG	44,241	1,016,909
#Allreal Holding AG	97,788	11,326,300
*Also Holding AG	9,450	364,580
*Ascom Holding AG	5,018	49,679
#Baloise Holding AG	233,596	19,367,469
Bank Coop AG	11,560	768,392
Banque Cantonale de Geneve SA	12,101	2,564,569
Banque Cantonale du Jura SA	8,000	467,345
Banque Cantonale Vaudoise SA	19,836	8,015,456
Bell Holding AG	10	15,285
Bellevue Group AG	1,179	38,570
*Bobst Group AG	173,189	6,265,253
Bossard Holding AG	12,956	751,549
Bucher Industries AG	49,914	5,859,368
#Calida Holding AG	400	128,135
Carlo Gavazzi Holding AG	7,890	1,071,481
*Cham Paper Holding AG	12,545	2,412,428
Charles Voegele Holding AG	120,779	4,961,704
*Cicor Technologies, Ltd.	1,383	41,446
*Clariant AG	4,668,293	51,236,375
Conzzeta AG	3,818	6,356,263
Daetwyler Holding AG	162,513	9,480,561
*Dufry AG	6,429	417,443
EFG International AG	55,868	800,941
Emmi AG	38,872	4,762,541
Energiedienst Holding AG	160	9,095
Escor Casino & Entertainment AG	4,000	88,526
Feintol International Holding AG	6,555	1,504,152
Flughafen Zuerich AG	49,800	14,066,419
Forbo Holding AG	34,708	11,623,196
#George Fisher AG	37,901	10,165,998
Gurit Holding AG	10,558	5,512,507
Helvetia Holding AG	86,089	26,820,659
Hexagon AB	52,500	733,773
#*Implenia AG	260,675	6,861,892
Intershop Holding AG	13,958	4,030,161
*Kardex AG	6,654	219,315
Komax Holding AG	2,874	226,386
Lem Holdings SA	2,196	654,848
Medisize Holding AG	76,574	3,876,322
*Micronas Semiconductor Holding AG	317,561	1,238,100
*Mikron Holding AG	35,788	225,589
Mobimo Holding AG	7,290	1,237,010
*Norinvest Holding SA	29,250	133,132
#*Oerlikon Corp. AG	10,542	295,717
#Petroplus Holdings AG	678,217	11,421,448
PSP Swiss Property AG	200,858	11,526,240
*PubliGroupe SA	2,074	223,634
*Rieters Holdings AG	12,450	3,313,168
Romande Energie Holding SA	3,903	6,819,669
*Schweizerische National-Versicherungs-Gesellschaft AG	374,178	10,412,196
Siegfried Holding AG	26,404	2,281,176
St. Galler Kantonalbank AG	6,370	2,940,932
Swiss Prime Site AG	143,802	8,095,236
*Swissmetal Holding AG	116,281	1,156,266
Tamedia AG	569	38,480
*Tornos SA	16,000	126,330
Valartis Group AG	589	18,969
Valiant Holding AG	18,758	3,570,481
Valora Holding AG	38,558	8,836,758

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Vaudoise Assurances Holdings SA	19,605	$3,480,474
Verwaltungs und Privat-Bank AG	3,255	346,122
*WMH Walter Meier Holding AG	516	53,680
Zehnder Holding AG	57	80,543
*Zueblin Immobilien Holding AG	299,036	1,208,878

TOTAL SWITZERLAND		308,745,286

UNITED KINGDOM — (16.6%)
Acal P.L.C.	327,161	717,030
*Aga Rangemaster Group P.L.C.	2,117,242	4,772,330
*Alexandra P.L.C.	383,995	113,555
*Alexon Group P.L.C.	201,241	113,972
Alphameric P.L.C.	1,299,022	578,448
Alumasc Group P.L.C.	597,030	893,958
*Amberley Group P.L.C.	71,000	2,837
Amlin P.L.C.	9,708,370	60,062,659
Anglo Pacific Group P.L.C.	1,173,353	4,567,429
Anglo-Eastern Plantations P.L.C.	261,385	1,605,821
Anite P.L.C.	16,652	8,524
*API Group P.L.C.	384,515	40,148
*Arena Leisure P.L.C.	645,000	280,301
Arriva P.L.C.	191,667	1,484,746
Ashtead Group P.L.C.	11,706,012	15,909,959
*Assura Group, Ltd.	42,159	30,011
*Asterand P.L.C.	387,527	111,555
*Autologic Holdings P.L.C.	455,119	172,762
Avesco Group P.L.C.	84,124	30,256
*Avon Rubber P.L.C.	465,400	735,368
*Barratt Developments P.L.C.	4,150,047	7,877,378
BBA Aviation P.L.C.	3,218,172	8,434,222
*Beale P.L.C.	71,298	32,457
Beazley P.L.C.	11,811,119	19,698,289
*Bede P.L.C.	283,000	2,895
Bellway P.L.C.	3,481,205	41,014,146
*Berkeley Group Holdings P.L.C. (The)	435,218	5,531,101
*Berkeley Technology, Ltd.	222,520	10,715
Biocompatibles International P.L.C.	543,647	1,954,277
Bloomsbury Publishing P.L.C.	49,363	106,109
Bodycote P.L.C.	5,826,032	16,134,830
*Bovis Homes Group P.L.C.	4,184,856	26,451,596
Brit Insurance Holdings NV	11,179,422	33,139,145
#*British Airways P.L.C.	2,967,127	9,673,170
*British Polythene Industries P.L.C.	387,999	1,810,524
BSS Group P.L.C.	180,302	726,383
Camellia P.L.C.	2,548	292,237
*Capital & Regional P.L.C.	6,205,746	3,654,429
Carclo P.L.C.	835,334	2,060,299
Carillion P.L.C.	2,441,103	11,571,327
Carphone Warehouse Group P.L.C.	2,839,026	8,614,997
Carr’s Milling Industries P.L.C.	81,009	577,004
Castings P.L.C.	485,190	1,323,681
Catlin Group, Ltd.	8,508,243	45,949,488
Centaur Media P.L.C.	100,000	83,302
*Chapelthorpe P.L.C.	160,984	37,915
Charles Stanley Group P.L.C.	150,000	597,870
Charter International P.L.C.	47,043	520,240
*Chaucer Holdings P.L.C.	450,361	327,399
Chesnara P.L.C.	114,607	381,071
*City of London Group P.L.C.	34,000	33,883
Clarkson P.L.C.	333	4,184
*Clinton Cards P.L.C.	3,695,504	2,647,445

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Close Brothers Group P.L.C.	2,135,186	$23,463,496
Collins Stewart P.L.C.	2,247,413	2,621,747
*COLT Telecom Group SA	4,568,055	8,984,190
Communisis P.L.C.	2,449,572	507,339
Computacenter P.L.C.	3,550,201	16,785,041
*Cookson Group P.L.C.	3,902,119	26,451,862
*Coral Products P.L.C.	102,000	10,529
*Cosalt P.L.C.	1,039,426	165,493
*Creightons P.L.C.	250,000	9,970
*Creston P.L.C.	107,460	142,815
*CSR P.L.C.	466,473	3,331,045
Daejan Holdings P.L.C.	91,092	3,856,682
Dairy Crest Group P.L.C.	708,156	3,812,954
Dart Group P.L.C.	803,358	613,654
Davis Service Group P.L.C.	1,301,429	8,369,112
Delta P.L.C.	2,875,420	7,243,388
Development Securities P.L.C.	1,626,532	7,298,971
Devro P.L.C.	28,947	63,920
Dialight P.L.C.	299,486	1,242,347
Diploma P.L.C.	475,000	1,350,120
*DRS Data & Research Services P.L.C.	51,000	10,551
DS Smith P.L.C.	12,895,987	22,403,806
*DSG International P.L.C.	29,382,888	14,709,921
*E2V Technologies P.L.C.	6,724	5,912
*easyJet P.L.C.	2,246,893	13,954,396
Electronic Data Processing P.L.C.	28,124	20,847
Elementis P.L.C.	10,800,568	8,788,018
*Enterprise Inns P.L.C.	4,858,641	9,180,852
*Erinaceous Group P.L.C.	371,424	9,796
Evolution Group P.L.C.	771,855	1,563,600
F&C Asset Management P.L.C.	7,193,738	7,967,598
Fenner P.L.C.	704,375	2,089,039
Filtronic P.L.C.	1,323,456	718,918
*Fortress Holdings P.L.C.	200,000	—
*French Connection Group P.L.C.	510,182	310,623
Fuller Smith & Turner P.L.C.	373,727	3,151,000
Future P.L.C.	1,768,908	544,937
FW Thorpe P.L.C.	19,149	187,758
Galliford Try P.L.C.	307,868	1,548,558
GB Group P.L.C.	707,131	232,041
*Gem Diamonds, Ltd.	1,630,949	6,079,761
*GKN P.L.C.	9,477,714	17,310,914
Greene King P.L.C.	5,260,780	37,240,112
*Guinness Peat Group P.L.C.	787,264	477,306
Hampson Industries P.L.C.	308,691	319,130
Hardy Underwriting Group P.L.C.	892,716	4,040,561
*Harvard International P.L.C.	492,775	386,555
Harvey Nash Group P.L.C.	667,151	353,455
*Hawtin P.L.C.	150,000	12,982
Haynes Publishing Group P.L.C.	25,591	97,713
Helical Bar P.L.C.	2,706,283	13,495,259
Henderson Group P.L.C.	1,208,958	2,342,507
Henry Boot P.L.C.	1,137,852	1,808,380
*Heywood Williams Group P.L.C.	913,873	20,451
Hiscox, Ltd.	10,648,017	58,023,781
HR Owen P.L.C.	117,528	126,654
Hunting P.L.C.	255,536	2,205,122
Huntsworth P.L.C.	2,240,290	2,236,692
*Inchcape P.L.C.	17,125,041	7,268,960
Innovation Group P.L.C.	697,853	148,629
*Intec Telecom Systems P.L.C.	1,861,142	3,526,487

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Intelek P.L.C.	505,250	$112,462
Intermediate Capital Group P.L.C.	1,692,696	7,215,760
Interserve P.L.C.	203,222	684,385
*Inveresk P.L.C.	756,409	19,950
*IP Group P.L.C.	165,387	153,239
J. Smart & Co. (Contractors) P.L.C.	18,263	134,312
James Fisher & Sons P.L.C.	134,776	986,403
James Halstead P.L.C.	17,614	160,966
*JJB Sports P.L.C.	11,105,312	3,739,956
*Johnston Press P.L.C.	9,598,378	4,187,574
Laird P.L.C.	1,675,234	3,303,902
Lavendon Group P.L.C.	1,764,724	1,952,111
*Leeds Group P.L.C.	241,639	53,110
*Leo Insurance P.L.C.	25,000	799
*Litho Supplies P.L.C.	113,000	9,031
*London Scottish Bank P.L.C.	299,952	12,562
*Lookers P.L.C.	2,471,912	1,777,774
*Low & Bonar P.L.C.	3,225,926	1,804,310
*Luminar Group Holdings P.L.C.	2,521,893	1,603,854
Macfarlane Group P.L.C.	1,730,981	530,817
#Management Consulting Group P.L.C.	2,563,393	775,654
Marshalls P.L.C.	1,278,008	1,747,603
Marston’s P.L.C.	7,569,142	10,591,715
Meggitt P.L.C.	12,962,458	53,390,805
Melrose P.L.C.	1,841,863	4,896,016
*Metalrax Group P.L.C.	68,716	5,498
*Mid-States P.L.C.	50,000	4,596
Millennium & Copthorne Hotels P.L.C.	5,019,556	30,441,174
*Minerva P.L.C.	4,671,855	5,208,694
#*Mitchells & Butlers P.L.C.	3,121,519	13,726,432
*MJ Gleeson Group P.L.C.	645,704	1,340,961
Molins P.L.C.	102,466	95,945
Mondi P.L.C.	7,958,099	45,003,840
Moneysupermarket.com Group P.L.C.	180,048	208,911
Morgan Sindall P.L.C.	18,809	160,871
*Morse P.L.C.	102,075	67,283
MP Evans Group P.L.C.	10,263	55,652
MS International P.L.C.	119,401	398,810
*MWB Group Holdings P.L.C.	1,659,493	1,107,104
Nestor Healthcare Group P.L.C.	652,386	457,769
Noble Investments (UK) P.L.C.	300	497
Northamber P.L.C.	152,685	102,884
*Northgate P.L.C.	1,372,369	4,738,307
Novae Group P.L.C.	611,176	2,966,380
*NXT P.L.C.	48,000	10,979
*Opsec Security Group P.L.C.	371,366	88,893
Panther Securities P.L.C.	45,000	227,965
*Pendragon P.L.C.	4,710,130	1,993,094
*Persimmon P.L.C.	6,879,478	47,227,973
*Photo-Me International P.L.C.	10,000	5,433
#Pinewood Shepperton P.L.C.	358,476	832,497
*Pinnacle Staffing Group P.L.C.	903,519	58,006
*Pittards P.L.C.	39,000	1,284
Portmeirion Group P.L.C.	56,335	308,891
#Porvair P.L.C.	484,144	437,725
*Premier Foods P.L.C.	40,873,986	20,960,144
*Prime Focus London P.L.C.	13,000	2,598
Psion P.L.C.	2,215,016	3,119,943
*Punch Taverns P.L.C.	6,013,076	8,010,336
*Quintain Estates & Development P.L.C.	5,658,760	5,284,529
*Redrow P.L.C.	5,102,411	10,607,177

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Redstone P.L.C.	369,451	$14,841
*Renold P.L.C.	1,771,138	600,399
*Renovo Group P.L.C.	222,886	106,102
Rensburg Sheppards P.L.C.	9,919	91,473
ROK P.L.C.	35,945	25,148
RPC Group P.L.C.	1,157,084	4,444,914
*Rutland Trust P.L.C.	89,181	95,512
S&U P.L.C.	7,000	49,734
*Safeland P.L.C.	50,000	12,532
*Sagittarius Professional Services P.L.C.	250,000	—
*Salamander Energy P.L.C.	441,257	1,862,264
Savills P.L.C.	82,988	419,008
Scott Wilson Group P.L.C.	75,046	118,046
Senior P.L.C.	3,768,380	5,036,050
Severfield-Rowen P.L.C.	86,096	297,708
Shanks Group P.L.C.	1,249,518	2,529,622
*SIG P.L.C.	4,980,439	9,059,929
Smiths News P.L.C.	194,643	367,596
Speedy Hire P.L.C.	162,486	75,022
*Sportech P.L.C. (B28ZPV6)	115,311	100,117
*Sportech P.L.C. (B3LHK44)	23,062	1,475
St. Ives Group P.L.C.	2,516,218	2,314,970
*St. Modwen Properties P.L.C.	3,104,290	9,313,777
*Stylo P.L.C.	5,293	402
Swallowfield P.L.C.	60,849	114,649
*Tandem Group P.L.C. Non-Voting Shares	472,000	—
*Taurus Storage P.L.C.	250,000	—
*Taylor Wimpey P.L.C.	26,244,856	16,121,198
*Telspec P.L.C.	20	—
Tex Holdings P.L.C.	11,000	9,927
Titon Holdings P.L.C.	32,499	20,993
Tomkins P.L.C.	13,503,451	40,405,975
*Torotrak P.L.C.	44,048	17,427
*Trafficmaster P.L.C.	902,206	466,348
*Travis Perkins P.L.C.	3,875,156	45,257,221
Treatt P.L.C.	38,663	190,861
*Trifast P.L.C.	875,171	329,807
*Trinity Mirror P.L.C.	8,578,803	20,649,744
*TT electronics P.L.C.	2,310,062	3,220,325
*UK Coal P.L.C.	3,281,033	3,202,338
Umeco P.L.C.	305,803	1,600,991
Vislink P.L.C.	816,969	335,081
Vitec Group P.L.C. (The)	34,372	225,345
Vp P.L.C.	315,426	803,366
*Wagon P.L.C.	825,228	25,459
Waterman Group P.L.C.	514,435	352,342
*William Ransom & Son P.L.C.	65,000	5,349
Wilmington Group P.L.C.	314,261	630,625
*Wolfson Microelectronics P.L.C.	427,313	849,423
WSP Group P.L.C.	111,595	475,230
*Yell Group P.L.C.	18,966,742	10,986,153
Zotefoams P.L.C.	196,330	276,206

TOTAL UNITED KINGDOM		1,193,373,103

TOTAL COMMON STOCKS		6,708,052,358

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
#*Village Roadshow, Ltd. Series A	1,428,884	2,658,971

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*UXC, Ltd. Options 03/31/10	279,218	61,753

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (0.0%)
*Tembec, Inc. Warrants 03/03/12	262,718	$28,256

FRANCE — (0.0%)
*Atari SA Rights 01/08/10	12	7
*Groupe Focal SA Warrants 02/21/10	1,716	—

TOTAL FRANCE		7

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	20,958,000	485,892
*Cheuk Nang (Holdings), Ltd. Warrants 11/23/10	60,000	6,955
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	10,800	—
*ITC Properties Group, Ltd. Warrants 06/02/10	15,060,000	19,397
*Lippo, Ltd. Warrants 07/04/11	214,750	5,311
*South China (China), Ltd. Rights 09/06/10	2,034,768	26,208
*Wonson International Holdings, Ltd. Rights 01/14/10	80,000	1,546

TOTAL HONG KONG		545,309

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	701,260	29,266

JAPAN — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

SWEDEN — (0.0%)
#*Rottneros AB Warrants 12/07/11	2,152,642	—

UNITED KINGDOM — (0.0%)
*Redrow P.L.C. Rights 11/03/09	—	—
*SFI Holdings, Ltd. Litigation Certificate	79,000	—
*Ultraframe Litigation Notes	160,022	—

TOTAL UNITED KINGDOM		—

TOTAL RIGHTS/WARRANTS		664,591

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $10,000,000 FNMA 6.50%, 06/25/39, valued at $10,837,500) to be repurchased at $10,677,169	$10,677	10,677,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.5%)
§@DFA Short Term Investment Fund LP	469,535,975	469,535,975
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,095,310) to be repurchased at $1,073,844	$1,074	1,073,833

TOTAL SECURITIES LENDING COLLATERAL		470,609,808

TOTAL INVESTMENTS — (100.0%) (Cost $7,908,973,521)##		$7,192,662,728

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$193,588	$485,388,922	—	$485,582,510
Austria	62,201	74,442,109	—	74,504,310
Belgium	—	105,358,014	—	105,358,014
Canada	623,253,591	—	—	623,253,591
Denmark	98,531	38,001,133	—	38,099,664
Finland	—	225,512,773	—	225,512,773
France	2,095,904	463,427,838	—	465,523,742
Germany	49,771	444,051,298	—	444,101,069
Greece	—	41,005,987	—	41,005,987
Hong Kong	—	179,070,986	—	179,070,986
Ireland	—	57,295,572	—	57,295,572
Italy	—	301,976,823	—	301,976,823
Japan	771,024	1,436,340,814	—	1,437,111,838
Malaysia	—	3,466	—	3,466
Netherlands	—	153,565,177	—	153,565,177
New Zealand	—	25,977,073	—	25,977,073
Norway	—	87,024,129	—	87,024,129
Portugal	—	14,744,916	—	14,744,916
Singapore	286,771	114,325,269	—	114,612,040
Spain	—	97,465,519	—	97,465,519
Sweden	—	234,144,770	—	234,144,770
Switzerland	822,299	307,922,987	—	308,745,286
United Kingdom	236,157	1,193,136,946	—	1,193,373,103
Preferred Stocks
Australia	—	2,658,971	—	2,658,971
Rights/Warrants
Australia	—	61,753	—	61,753
Canada	28,256	—	—	28,256
France	7	—	—	7
Hong Kong	38,474	506,835	—	545,309
Italy	29,266	—	—	29,266
Japan	—	—	—	—
Sweden	—	—	—	—
United Kingdom	—	—	—	—
Temporary Cash Investments	—	10,677,000	—	10,677,000
Securities Lending Collateral	—	470,609,808	—	470,609,808

TOTAL	$627,965,840	$6,564,696,888	—	$7,192,662,728

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.9%)
AUSTRALIA — (6.0%)
Adelaide Brighton, Ltd.	37,364	$81,222
*Aditya Birla Minerals, Ltd.	33,991	31,230
#*AED Oil, Ltd.	28,704	14,876
AJ Lucas Group, Ltd.	9,790	28,061
#Alesco Corp., Ltd.	14,088	53,652
*Allied Gold, Ltd.	36,064	9,719
*Alumina, Ltd.	166,068	227,288
*Alumina, Ltd. Sponsored ADR	900	4,923
Amalgamated Holdings, Ltd.	13,213	65,267
Amcor, Ltd.	98,578	513,972
#AMP, Ltd.	8,012	44,087
Ansell, Ltd.	8,831	80,108
APA Group, Ltd.	5,681	16,001
#APN News & Media, Ltd.	53,277	107,654
#*Aquila Resources, Ltd.	13,270	99,268
#Aristocrat Leisure, Ltd.	3,016	10,529
*Arrow Energy, Ltd.	5,920	20,469
*Asciano Group, Ltd.	183,551	275,217
#*Atlas Iron, Ltd.	10,897	18,549
Ausdrill, Ltd.	13,312	22,091
*Ausenco, Ltd.	9,648	34,305
Austal, Ltd.	7,753	16,491
*Austar United Communications, Ltd.	14,800	16,654
Austbrokers Holdings, Ltd.	4,423	19,717
Austereo Group, Ltd.	10,730	15,751
Australia & New Zealand Banking Group, Ltd.	29,839	571,033
*Australian Agricultural Co., Ltd.	23,239	25,926
Australian Infrastructure Fund	10,145	16,265
Australian Pharmaceutical Industries, Ltd.	45,997	26,140
*Australian Worldwide Exploration, Ltd.	53,441	123,033
Automotive Holdings Group, Ltd.	27,393	57,676
#*Avoca Resources, Ltd.	39,121	56,108
*AWB, Ltd.	117,548	109,832
AXA Asia Pacific Holdings, Ltd.	16,957	97,811
Bank of Queensland, Ltd.	20,306	196,209
Beach Petroleum, Ltd.	87,076	63,899
Bendigo Bank, Ltd.	30,193	261,597
BHP Billiton, Ltd. Sponsored ADR	1,128	78,249
Billabong International, Ltd.	4,148	38,312
Blackmores, Ltd.	1,456	28,329
BlueScope Steel, Ltd.	126,936	292,520
*Boart Longyear Group, Ltd.	111,199	32,395
Boral, Ltd.	48,454	225,967
Bradken, Ltd.	22,741	120,223
Brambles, Ltd.	4,538	26,102
Brickworks, Ltd.	13,303	143,976
BT Investment Management, Ltd.	7,462	20,183
#Cabcharge Australia, Ltd.	2,648	13,265
*Caltex Australia, Ltd.	13,267	104,851
Campbell Brothers, Ltd.	4,121	104,046
*Cape Lambert Iron Ore, Ltd.	16,853	7,648
Cardno, Ltd.	12,291	44,836
*Carnarvon Petroleum, Ltd.	53,280	24,453
Cellestis, Ltd.	830	2,565
*Centamin Egypt, Ltd.	34,947	59,471
Centennial Coal Co., Ltd.	34,175	109,725
Challenger Financial Services Group, Ltd.	61,701	220,962
*Citigold Corp., Ltd.	276,985	25,705

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Clough, Ltd.	20,065	$14,910
#*Coal of Africa, Ltd.	24,372	45,578
Coca-Cola Amatil, Ltd.	2,084	20,135
Cochlear, Ltd.	344	18,937
*Cockatoo Coal, Ltd.	95,803	29,833
Coffey International, Ltd.	27,616	52,854
Commonwealth Bank of Australia	4,985	233,733
Computershare, Ltd.	2,045	20,939
ConnectEast Group, Ltd.	218,064	80,304
#Crane Group, Ltd.	7,524	58,465
Crown, Ltd.	26,347	179,921
*CSL, Ltd.	767	21,082
CSR, Ltd.	134,082	214,902
*Customers, Ltd.	15,665	39,715
#David Jones, Ltd.	43,855	183,443
*Deep Yellow, Ltd.	245,896	55,404
Dominion Mining, Ltd.	10,234	27,316
Domino’s Pizza Enterprises, Ltd.	5,839	26,990
Downer EDI, Ltd.	38,713	282,875
DUET Group, Ltd.	55,514	88,422
*Eastern Star Gas, Ltd.	34,059	23,277
*Elders, Ltd.	62,149	78,424
Emeco Holdings, Ltd.	65,076	39,495
#Energy Developments, Ltd.	32,292	78,087
*Energy World Corp., Ltd.	77,189	20,648
Envestra, Ltd.	45,185	19,722
#Fairfax Media, Ltd.	169,139	256,880
FKP Property Group, Ltd.	105,188	64,805
Fleetwood Corp., Ltd.	8,899	63,359
FlexiGroup, Ltd.	82,082	109,059
#Flight Centre, Ltd.	4,856	84,900
Foster’s Group, Ltd.	13,026	61,429
*Geodynamics, Ltd.	15,716	11,079
Goodman Fielder, Ltd.	177,560	244,343
#Graincorp, Ltd. Series A	11,763	59,502
*Grange Resources, Ltd.	153,333	45,095
GUD Holdings, Ltd.	11,987	98,552
Gunns, Ltd.	59,866	46,400
#GWA International, Ltd.	23,130	61,469
#Harvey Norman Holdings, Ltd.	58,789	190,542
Hastie Group, Ltd.	34,061	55,295
Healthscope, Ltd.	30,144	124,416
*Highlands Pacific, Ltd.	116,035	34,962
#Hills Industries, Ltd.	28,702	49,390
*Hutchison Telecommunications (Australia), Ltd.	152,029	16,197
iiNet, Ltd.	12,619	21,944
*Iluka Resources, Ltd.	36,279	105,231
Imdex, Ltd.	12,503	7,208
Incitec Pivot, Ltd.	125,496	370,225
Independence Group NL	11,626	42,632
*Infigen Energy, Ltd.	85,532	100,310
Insurance Australia Group, Ltd.	51,363	172,035
*Integra Mining, Ltd.	81,322	16,838
Invocare, Ltd.	3,399	16,512
Ioof Holdings, Ltd.	24,480	124,199
Iress Market Technology, Ltd.	2,964	20,418
iSOFT Group, Ltd.	57,661	34,588
*James Hardie Industries NV	2,812	18,374
*James Hardie Industries NV Sponsored ADR	100	3,319
JB Hi-Fi, Ltd.	4,917	87,352
Jetset Travelworld, Ltd.	9,394	12,036

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*K&S Corp., Ltd.	1,656	$4,210
*Kagara, Ltd.	46,126	37,173
*Karoon Gas Australia, Ltd.	4,317	27,266
Kingsgate Consolidated, Ltd.	3,705	30,195
#Leighton Holdings, Ltd.	1,528	51,346
Lend Lease Group	31,990	263,987
Lihir Gold, Ltd.	28,398	69,082
*Linc Energy, Ltd.	5,097	6,956
#*Lynas Corp., Ltd.	229,932	111,668
Macarthur Coal, Ltd.	26,616	220,765
MacMahon Holdings, Ltd.	111,175	56,051
#Macquarie Group, Ltd.	13,345	587,304
MAP Group, Ltd.	20,003	48,928
*McPherson’s, Ltd.	9,973	24,363
*Melbourne IT, Ltd.	24,889	35,137
#*MEO Australia, Ltd.	96,289	36,148
Metcash, Ltd.	13,240	49,649
*Minara Resources, Ltd.	40,335	24,345
Mincor Resources NL	8,941	11,480
*Mineral Deposits, Ltd.	42,287	33,215
#Mineral Resources, Ltd.	3,812	22,519
#*Mirabela Nickel, Ltd.	19,114	34,145
Mitchell Communications Group, Ltd.	24,374	18,263
*Molopo Australia, Ltd.	31,041	31,541
Monadelphous Group, Ltd.	1,179	13,310
*Mount Gibson Iron, Ltd.	119,760	146,785
*Murchison Metals, Ltd.	8,025	15,536
National Australia Bank, Ltd.	19,513	453,398
Navitas, Ltd.	8,452	33,477
*Neptune Marine Services, Ltd.	23,325	8,586
New Hope Corp., Ltd.	3,100	12,181
Newcrest Mining, Ltd.	440	12,208
*Nexbis, Ltd.	52,988	8,738
#*Nexus Energy, Ltd.	17,146	3,985
#NIB Holdings, Ltd.	39,303	44,432
#Nufarm, Ltd.	11,918	107,087
Oil Search, Ltd.	3,806	17,610
OneSteel, Ltd.	106,296	289,135
Orica, Ltd.	5,240	111,530
Origin Energy, Ltd.	32,522	459,019
*OZ Minerals, Ltd.	255,709	238,108
*Pacific Brands, Ltd.	98,999	95,650
*Paladin Energy, Ltd.	30,478	97,058
*Pan Pacific Petroleum NL	100,535	29,283
*PanAust, Ltd.	75,409	31,084
Panoramic Resources, Ltd.	26,216	42,224
*Paperlinx, Ltd.	121,838	66,820
Peet, Ltd.	17,804	32,466
#Perpetual Trustees Australia, Ltd.	1,053	32,401
*Pharmaxis, Ltd.	8,846	20,656
Photon Group, Ltd.	14,100	15,144
*PMP, Ltd.	14,732	9,606
Premier Investments, Ltd.	12,088	85,672
*Primary Health Care, Ltd.	20,824	101,264
Prime Media Group, Ltd.	14,791	9,696
Programmed Maintenance Service, Ltd.	4,790	13,871
Qantas Airways, Ltd.	60,398	151,447
QBE Insurance Group, Ltd.	3,388	68,326
*Ramsay Health Care, Ltd.	2,541	25,699
*RCR Tomlinson, Ltd.	36,230	32,197
REA Group, Ltd.	2,840	23,376

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Redflex Holdings, Ltd.	15,216	$28,116
Reece Australia, Ltd.	839	18,170
*Regional Express Holdings, Ltd.	3,539	4,273
*Resolute Mining, Ltd.	48,901	42,313
*RHG, Ltd.	67,559	32,379
Ridley Corp., Ltd.	50,681	49,683
#Rio Tinto, Ltd.	1,537	91,900
#*Riversdale Mining, Ltd.	9,965	65,153
*Roc Oil Co., Ltd.	78,126	45,885
SAI Global, Ltd.	5,984	20,519
Santos, Ltd.	9,742	112,765
Sedgman, Ltd.	8,245	10,068
#Seek, Ltd.	3,722	21,189
Select Harvests, Ltd.	1,876	7,390
#Seven Network, Ltd.	16,182	95,554
Sigma Pharmaceuticals, Ltd.	159,685	131,460
#*Silex System, Ltd.	2,505	12,990
Sims Metal Management, Ltd.	11,963	224,658
*Skilled Group, Ltd.	18,149	30,998
SMS Management & Technology, Ltd.	8,490	44,502
Sonic Healthcare, Ltd.	3,568	44,551
#Southern Cross Media Group	10,796	17,534
SP Ausnet, Ltd.	20,880	16,499
SP Telemedia, Ltd.	31,955	47,818
Spark Infrastructure Group, Ltd.	11,315	13,223
Spotless Group, Ltd.	26,027	61,869
*St. Barbara, Ltd.	216,777	47,564
Straits Resources, Ltd.	66,500	83,002
STW Communications Group, Ltd.	16,140	11,032
Suncorp-Metway, Ltd.	57,255	447,809
*Sundance Resources, Ltd.	70,585	8,669
Sunland Group, Ltd.	7,328	4,867
Super Cheap Auto Group, Ltd.	6,077	25,663
TABCORP Holdings, Ltd.	47,124	292,419
*Tap Oil, Ltd.	37,784	35,512
#Tassal Group, Ltd.	8,699	14,020
Tatts Group, Ltd.	88,437	179,604
Technology One, Ltd.	25,124	16,923
#*Ten Network Holdings, Ltd.	76,206	102,706
TFS Corp., Ltd.	34,783	31,256
Thakral Holdings Group, Ltd.	44,790	14,068
Toll Holdings, Ltd.	7,717	58,299
*Tower Australia Group, Ltd.	40,736	88,938
Transfield Services, Ltd.	25,502	80,266
Transfield Services, Ltd. Infrastructure Fund	9,581	8,850
*Transpacific Industries Group, Ltd.	1,717	1,879
*Troy Resources NL	17,242	32,801
*Trust Co., Ltd.	740	4,305
UGL, Ltd.	6,683	76,366
UXC, Ltd.	12,900	7,904
*Virgin Blue Holdings, Ltd.	211,366	107,859
Washington H. Soul Pattinson & Co., Ltd.	16,792	202,526
Watpac, Ltd.	7,675	9,504
WDS, Ltd.	1,417	2,000
Wesfarmers, Ltd.	13,202	320,265
#West Australian Newspapers Holdings, Ltd.	17,660	113,850
*Western Areas NL	8,340	30,436
Westpac Banking Corp.	7,501	157,402
Westpac Banking Corp. Sponsored ADR	2,121	222,238
WHK Group, Ltd.	16,000	16,339
Wide Bay Australia, Ltd.	3,156	28,249

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
WorleyParsons, Ltd.	1,541	$31,861

TOTAL AUSTRALIA		18,946,230

AUSTRIA — (0.7%)
Agrana Beteiligungs AG	505	48,283
Andritz AG	1,764	98,522
*A-TEC Industries AG	1,773	23,035
*Austriamicrosystems AG	210	5,486
#*BWIN Interactive Entertainment AG	2,701	164,050
BWT AG	720	19,788
Constantia Packaging AG	180	9,505
#Erste Group Bank AG	9,486	358,099
#EVN AG	645	11,293
Flughafen Wien AG	264	12,302
*Intercell AG	1,270	42,100
Lenzing AG	37	12,285
Mayr-Melnhof Karton AG	212	19,966
#Oesterreichischen Post AG	1,734	46,951
OMV AG	1,273	50,139
#Raiffeisen International Bank-Holding AG	748	37,010
*RHI AG	329	8,976
Schoeller-Bleckmann Oilfield Equipment AG	137	7,167
Strabag SE	5,030	136,380
Telekom Austria AG	4,589	63,301
Uniqa Versicherungen AG	1,268	20,460
Vienna Insurance Group AG	1,115	53,419
Voestalpine AG	16,154	565,581
*Wienerberger AG	11,293	211,198
*Zumtobel AG	6,907	147,764

TOTAL AUSTRIA		2,173,060

BELGIUM — (1.3%)
Ackermans & van Haaren NV	3,266	224,597
*Agfa-Gevaert NV	17,509	126,543
Anheuser-Busch InBev NV	701	34,981
Banque Nationale de Belgique SA	20	96,773
*Barco NV	1,154	47,286
Bekaert SA	707	102,897
#Colruyt SA	120	29,226
Compagnie d’Entreprises CFE	977	47,128
*Compagnie Immobiliere de Belgique SA	301	10,353
#Compagnie Maritime Belge SA	2,254	67,740
#*Deceuninck NV	8,870	18,237
Delhaize Group SA Sponsored ADR	3,400	264,112
#*Dexia SA	23,802	147,160
#*D’Ieteren SA	204	87,627
#Elia System Operator SA NV	858	32,524
Euronav SA	2,286	50,014
EVS Broadcast Equipment SA	172	11,075
Exmar NV	75	640
*Fortis SA	96,253	338,839
Image Recognition Integrated Systems (I.R.I.S.) SA	88	5,315
Ion Beam Applications SA	1,168	14,948
*KBC Groep NV	7,249	312,077
Kinepolis Group NV	454	20,003
#*Melexis NV	999	9,832
Mobistar SA	748	47,059
*Nyrstar NV	10,358	143,559
Omega Pharma SA	2,171	104,887
Recticel SA	2,293	18,400
Sipef NV	380	20,777

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Solvay SA	5,891	$583,849
#*Telenet Group Holding NV	3,899	112,174
Tessenderlo Chemie NV	2,754	87,577
UCB SA	10,177	454,962
Umicore SA	10,398	320,471

TOTAL BELGIUM		3,993,642

CANADA — (8.7%)
Aastra Technologies, Ltd.	2,300	60,315
*Advantage Oil & Gas, Ltd.	16,600	105,569
Aecon Group, Inc.	5,100	64,772
AGF Management, Ltd. Class B	10,823	162,661
*Agnico Eagle Mines, Ltd.	1,300	65,714
Agrium, Inc.	1,800	101,241
Akita Drilling, Ltd.	900	8,266
*Alamos Gold, Inc.	3,200	34,117
Alimentation Couche-Taro, Inc. Class B	4,800	90,411
*Altius Minerals Corp.	2,000	14,403
#*Anderson Energy, Ltd.	3,700	4,568
*Antrim Energy, Inc.	7,600	8,885
*Anvil Mining, Ltd.	17,900	54,240
#Astral Media, Inc. Class A	6,416	203,476
*Atrium Innovations, Inc.	3,100	46,533
*ATS Automation Tooling System, Inc.	11,300	77,042
*Aurizon Mines, Ltd.	5,400	19,898
*AXIA NetMedia Corp.	6,400	10,714
*Ballard Power Systems, Inc.	3,400	7,504
#Bank of Montreal	20,300	987,234
Bank of Nova Scotia	4,100	171,899
#*Bankers Petroleum, Ltd.	22,200	123,950
Barrick Gold Corp.	5,600	194,409
BCE, Inc.	9,000	231,218
Biovail Corp.	16,500	240,729
*Birchcliff Energy, Ltd.	8,100	68,936
*Blackpearl Resources, Inc.	30,300	69,711
Bombardier, Inc. Class B	2,100	9,899
*Boralex, Inc. Class A	1,900	17,094
#*Breakwater Resources, Ltd.	154,500	57,798
CAE, Inc.	16,827	134,238
Calfrac Well Services, Ltd.	2,200	46,973
*Calvalley Petroleum, Inc.	11,900	25,931
Cameco Corp.	2,100	56,759
Canaccord Capital, Inc.	2,300	21,080
Canada Bread Co., Ltd.	1,900	95,973
Canadian Imperial Bank of Commerce	2,940	175,699
Canadian National Railway Co.	1,200	59,840
Canadian National Resources, Ltd.	4,700	300,000
Canadian Pacific Railway, Ltd.	4,500	212,448
#Canadian Tire Corp. Class A	6,616	330,908
Canadian Utilities, Ltd. Class A	2,700	109,237
Canadian Western Bank	7,700	148,059
Canam Group, Inc. Class A	5,300	36,184
*Canfor Corp.	14,500	98,995
*Cangene Corp.	2,700	13,585
*Capstone Mining Corp.	7,000	17,021
#*Cardiome Pharma Corp.	1,800	9,191
Cascades, Inc.	9,900	73,793
*Catalyst Paper Corp.	8,100	2,045
CCL Industries, Inc. Class B	2,600	61,058
*Celestica, Inc.	24,312	237,379
*Celtic Exploration, Ltd.	3,000	56,198

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Cenovus Energy, Inc.	5,564	$128,582
*CGI Group, Inc.	21,771	286,886
*Churchill Corp. (The)	1,750	32,095
Clairvest Group, Inc.	100	1,153
*Coalcorp Mining, Inc.	6,500	973
Cogeco Cable, Inc.	2,300	85,525
*COM DEV International, Ltd.	5,100	16,551
*Comaplex Minerals Corp.	10,200	77,841
*Compton Petroleum Corp.	22,200	19,724
*Connacher Oil & Gas, Ltd.	20,100	22,558
#*Consolidated Thompson Iron Mines, Ltd.	18,400	123,728
Constellation Software, Inc.	300	10,662
Corby Distilleries, Ltd.	1,000	14,468
*Corridor Resources, Inc.	2,700	10,984
Corus Entertainment, Inc. Class B	7,000	121,768
*Cott Corp.	6,100	49,462
#Crescent Point Energy Corp.	2,600	92,036
*Crew Energy, Inc.	4,720	58,357
*Crystallex International Corp.	12,900	3,257
*Delphi Energy Corp.	11,855	21,287
#*Denison Mines Corp.	26,000	34,529
*Descartes Systems Group, Ltd. (The)	4,100	24,234
#*Detour Gold Corp.	600	7,873
Dorel Industries, Inc. Class B	3,800	108,465
*Dundee Precious Metals, Inc.	2,800	8,773
DundeeWealth, Inc.	4,200	56,013
*Eastern Platinum, Ltd.	106,300	117,310
*Eldorado Gold Corp. (2307873)	4,400	52,261
*Eldorado Gold Corp. (B4ZH478)	4,899	58,811
Emera, Inc.	700	15,142
Empire Co., Ltd. Class A	2,800	125,381
Enbridge, Inc.	2,929	127,131
EnCana Corp.	5,564	170,159
Ensign Energy Services, Inc.	16,400	230,375
*Equinox Minerals, Ltd.	55,534	180,223
Equitable Group, Inc.	600	11,582
*Euro Goldfields, Ltd.	6,300	31,993
Evertz Technologies, Ltd.	2,800	40,013
*Exfo Electro-Optical Engineering, Inc.	1,900	9,631
*Fairborne Energy, Ltd.	2,300	10,540
Fairfax Financial Holdings, Inc.	1,300	441,106
Finning International, Inc.	7,200	116,830
*First Majestic Silver Corp.	4,000	12,495
#First Quantum Minerals, Ltd.	7,400	536,703
#*First Uranium Corp.	13,900	24,960
*FirstService Corp.	3,300	63,546
*Flint Energy Services, Ltd.	11,200	120,249
*FNX Mining Co., Inc.	2,400	27,069
Fortis, Inc.	1,900	49,221
Forzani Group, Ltd. Class A	2,900	40,384
Franco-Nevada Corp.	4,300	108,742
*Fronteer Development Group, Inc.	14,200	56,574
*Galleon Energy, Inc. Class A	10,520	52,932
*Gammon Gold, Inc.	10,900	93,989
Gennum Corp.	2,700	11,616
George Weston, Ltd.	2,100	135,319
Gerdau Ameristeel Corp.	13,200	98,884
#*Gildan Activewear, Inc.	12,500	268,062
*Glacier Media, Inc.	3,000	5,611
Goldcorp, Inc.	6,400	216,915
#*Golden Star Resources, Ltd.	28,800	78,919

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Grande Cache Coal Corp.	11,300	$55,166
#*Great Basin Gold, Ltd.	27,700	44,817
*Great Canadian Gaming Corp.	8,180	57,989
Great-West Lifeco, Inc.	9,000	217,919
Groupe Aeroplan, Inc.	22,890	237,838
*Hanfeng Evergreen, Inc.	2,500	16,741
*Hanwei Energy Services Corp.	1,200	752
Harry Winston Diamond Corp.	11,056	101,642
*Heroux-Devtek, Inc.	1,400	6,874
Home Capital Group, Inc.	1,400	51,195
*HudBay Minerals, Inc.	19,036	215,240
Husky Energy, Inc.	400	9,951
IAMGOLD Corp.	30,300	399,277
IESI-BFC, Ltd.	6,995	110,363
IGM Financial, Inc.	400	15,607
*Imax Corp.	5,400	69,290
#*Imperial Metals Corp.	1,600	22,221
Industrial Alliance Insurance & Financial Services, Inc.	10,400	311,830
Inmet Mining Corp.	4,800	243,086
Intact Financial Corp.	5,404	190,839
*International Forest Products, Ltd. Series A	600	2,480
International Royalty Corp.	5,200	34,869
*Intertape Polymer Group, Inc.	7,273	23,943
#*Iteration Energy, Ltd.	38,200	43,228
#*Ivanhoe Energy, Inc.	24,400	71,882
Jean Coutu Group (PJC), Inc. Class A (The)	11,000	99,172
*Katanga Mining, Ltd.	81,898	54,382
Kingsway Financial Services, Inc.	5,600	8,799
Kinross Gold Corp.	8,300	134,368
*Kirkland Lake Gold, Inc.	3,200	21,548
#*Lake Shore Gold Corp.	13,900	40,949
Laurentian Bank of Canada	3,048	108,408
Leon’s Furniture, Ltd.	4,400	43,208
Linamar Corp.	5,100	64,677
Loblaw Cos., Ltd.	2,600	85,325
*Logibec Group Informatique, Ltd.	100	2,034
*Lundin Mining Corp.	59,000	231,199
*MacDonald Dettweiler & Associates, Ltd.	3,300	120,210
Magna International, Inc. Class A	9,280	510,498
Major Drilling Group International, Inc.	3,564	86,063
Manitoba Telecom Services, Inc.	1,700	53,818
Manulife Financial Corp.	17,600	321,631
Maple Leaf Foods, Inc.	10,972	114,415
*Martinrea International, Inc.	12,400	95,675
*Maxim Power Corp.	2,200	6,975
*MDS, Inc.	14,000	103,568
#*Mega Uranium, Ltd.	22,900	13,493
Methanex Corp.	11,500	257,049
Metro, Inc. Class A	2,000	73,079
*Migao Corp.	3,000	19,808
*Miranda Technologies, Inc.	6,400	29,149
Mullen Group, Ltd.	5,000	74,819
#National Bank of Canada	5,100	269,536
*Nautilus Minerals, Inc.	5,100	10,064
*Neo Material Technologies, Inc.	6,800	27,028
*New Gold, Inc.	40,492	162,460
*Nexen, Inc.	6,936	151,856
Niko Resources, Ltd.	200	18,469
*Norbord, Inc.	450	6,969
#*North American Palladium, Ltd.	6,100	20,823
*Northgate Minerals Corp.	25,100	63,381

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Nuvista Energy, Ltd.	8,700	$102,195
Onex Corp.	9,000	207,903
*Open Text Corp.	1,800	70,923
#*OPTI Canada, Inc.	42,720	77,110
*Osisko Mining Corp.	5,300	38,861
*Pacific Rubiales Energy Corp.	15,900	212,347
*Paladin Labs, Inc.	1,100	19,701
*Pan Amer Silver Corp.	6,600	139,314
*Paramount Resources, Ltd. Class A	3,000	42,787
*Parex Resources, Inc.	1,800	7,306
*Parkbridge Lifestyles Communities, Inc.	2,100	9,918
Pason Systems, Inc.	1,000	10,755
#PetroBakken Energy, Ltd.	6,442	178,638
#*Petrobank Energy & Resources, Ltd.	1,700	83,994
*Petrolifera Petroleum, Ltd.	13,200	11,358
Premium Brands Holdings Corp.	2,100	26,318
Progress Energy Resources Corp.	12,300	158,862
*QLT, Inc.	3,500	16,039
*Quadra Mining, Ltd.	10,150	135,840
Quebecor, Inc. Class B	5,400	144,791
*Quest Capital Corp.	8,500	9,937
#*Questerre Energy Corp.	2,400	6,913
#*Red Back Mining, Inc.	9,100	136,766
Reitmans Canada, Ltd.	6,200	93,587
Rentcash, Inc.	100	1,124
Richelieu Hardware, Ltd.	1,900	41,047
#Ritchie Brothers Auctioneers, Inc.	3,200	67,277
*RONA, Inc.	13,951	203,671
Royal Bank of Canada	3,900	190,687
#Russel Metals, Inc.	6,000	97,077
Samuel Manu-Tech, Inc.	1,700	7,314
*Sandvine Corp.	18,000	21,884
Saputo, Inc.	2,900	77,433
Savanna Energy Services Corp.	4,900	31,162
*SEMAFO, Inc.	6,600	28,023
Shaw Communictions, Inc. Class B	4,800	89,334
ShawCor, Ltd.	2,400	63,431
Sherritt International Corp.	37,646	216,176
Shoppers Drug Mart Corp.	1,000	39,794
#*Shore Gold, Inc.	14,500	11,934
*Sierra Wireless, Inc.	7,700	84,975
*Silver Standard Resources, Inc.	4,000	69,469
*Silver Wheaton Corp.	9,100	125,532
Silvercorp Metals, Inc.	14,700	77,676
*Sino-Forest Corp.	17,600	305,665
SNC-Lavalin Group, Inc.	900	41,219
*Sprott Resource Corp.	10,000	40,963
*Stantec, Inc.	2,000	50,353
Stella-Jones, Inc.	1,400	33,349
*Storm Exploration, Inc.	1,100	13,076
Student Transportation, Inc.	5,100	22,227
Sun Life Financial, Inc.	19,778	577,664
Suncor Energy, Inc.	29,572	933,677
*SunOpta, Inc.	2,100	6,088
#Superior Plus Corp.	6,600	82,959
*SXC Health Solutions Corp.	1,000	46,958
Talisman Energy, Inc.	45,748	756,869
*Taseko Mines, Ltd.	6,700	28,511
*Teck Resources, Ltd. Class B	33,100	1,083,779
#*Thompson Creek Metals Co., Inc.	17,300	201,274
Thomson Reuters Corp.	10,416	347,866

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Tim Hortons, Inc.	3,900	$112,231
#TMX Group, Inc.	800	22,648
Toromont Industries, Ltd.	2,500	63,666
Toronto Dominion Bank	11,000	648,118
#Torstar Corp. Class B	3,900	23,672
*Total Energy Services, Inc.	2,800	18,095
TransAlta Corp.	7,200	149,892
TransCanada Corp.	2,939	93,922
Transcontinental, Inc. Class A	5,200	60,742
TransForce, Inc.	10,391	79,008
*Transglobe Energy Corp.	3,700	13,149
Trican Well Service, Ltd.	10,100	130,542
Trinidad Drilling, Ltd.	14,800	96,890
TVA Group, Inc. Class B	653	8,269
*UEX Corp.	6,000	6,004
Uni-Select, Inc.	1,800	49,358
#*Uranium One, Inc.	64,900	200,906
#*UTS Energy Corp.	43,300	98,404
*Vecima Network, Inc.	700	4,910
*Vector Aerospace Corp.	3,200	18,435
*Vero Energy, Inc.	2,000	12,888
*Viterra, Inc.	34,400	306,600
*West Energy, Ltd.	400	1,586
West Fraser Timber Co., Ltd.	4,525	138,554
*Westjet Airlines, Ltd.	700	8,354
Wi-LAN, Inc.	11,400	28,360
Winpak, Ltd.	3,194	25,002
*Xtreme Coil Drilling Corp.	200	1,057
Yamana Gold, Inc.	29,500	297,138

TOTAL CANADA		27,632,286

DENMARK — (1.0%)
A.P. Moller — Maersk A.S.	11	85,844
Alk-Abello A.S.	425	32,498
*Alm. Brand A.S.	135	2,335
*Amagerbanken A.S.	712	4,725
#Auriga Industries A.S. Series B	2,977	59,458
*Bang & Olufsen Holdings A.S.	3,870	47,664
#*Bavarian Nordic A.S.	1,323	41,965
*Bavarian Nordic A.S. I-10 Shares	661	21,111
#Carlsberg A.S. Series B	2,461	183,550
Coloplast A.S.	595	64,531
D/S Norden A.S.	2,112	92,293
Danisco A.S.	4,197	292,410
*Danske Bank A.S.	8,135	193,234
*DFDS A.S.	612	44,382
#*DSV A.S.	11,779	208,996
East Asiatic Co., Ltd. A.S.	952	29,795
#FLSmidth & Co. A.S.	3,296	210,031
*Genmab A.S.	2,887	52,170
*GN Store Nord A.S.	24,006	146,316
#*Greentech Energy Systems A.S.	3,153	12,274
H. Lundbeck A.S.	1,967	36,721
Harboes Bryggeri A.S.	511	10,616
Jeudan A.S.	477	41,191
*Jyske Bank A.S.	5,005	185,266
*NeuroSearch A.S.	414	6,405
*NKT Holding A.S.	2,916	169,590
*Nordjyske Bank A.S.	140	2,962
*Norresundby Bank A.S.	195	6,431
#Novozymes A.S. Series B	286	29,287

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Parken Sport & Entertainment A.S.	212	$11,000
Per Aarsleff A.S. Series B	320	34,048
*Ringkjoebing Landbobank A.S.	919	108,166
Rockwool International A.S.	804	92,070
#*Royal Unibrew A.S.	688	17,489
Schouw & Co. A.S.	1,698	29,899
SimCorp A.S.	110	19,606
*Sjaelso Gruppen A.S.	900	1,721
Solar Holdings A.S. Series B	174	11,265
*Spar Nord Bank A.S.	6,403	72,942
*Sydbank A.S.	7,110	183,353
Thrane & Thrane A.S.	275	7,124
Tivoli A.S.	1	586
*TK Development A.S.	1,470	7,821
#*Topdanmark A.S.	910	110,535
Torm A.S.	1,131	12,404
Torm A.S. ADR	1,653	18,166
Trygvesta A.S.	250	15,235
*Vestas Wind Systems A.S.	852	44,814
*Vestjysk Bank A.S.	1,057	17,675

TOTAL DENMARK		3,129,970

FINLAND — (1.7%)
Ahlstrom Oyj	3,134	41,789
Alma Media Oyj	4,556	46,618
#Amer Sports Oyj Series A	14,987	163,140
Aspo Oyj	461	4,342
Atria P.L.C.	1,463	22,856
Bank of Aland P.L.C.	23	796
Cargotec Oyj Series B	2,611	74,070
Cramo Oyj	2,421	47,783
*Elektrobit Corp. Oyj	47,687	63,210
Elisa Oyj	5,993	130,681
#*Finnair Oyj	6,588	34,892
*Finnlines Oyj	894	9,759
Fiskars Oyj Abp Series A	3,456	56,914
#Fortum Oyj	4,385	111,277
F-Secure Oyj	4,603	18,035
Glaston Oyj Abp	3,905	6,438
HKScan Oyj Series A	1,108	13,783
Huhtamaki Oyj	9,185	123,131
KCI Konecranes Oyj	1,929	56,610
Kemira Oyj	4,587	71,303
Kesko Oyj	8,512	273,756
Kone Oyj Series B	1,602	64,523
Laennen Tehtaat Oyj	276	6,497
Lassila & Tikanoja Oyj	1,166	25,383
*Lemminkainen Oyj	1,151	37,543
#Metso Corp. Oyj	9,359	314,101
*M-Real Oyj Series B	34,758	82,472
Neste Oil Oyj	12,806	209,506
Nokian Renkaat Oyj	2,400	58,025
Olvi Oyj Series A	229	8,674
Oriola-KD Oyj Series B	4,809	29,992
Orion Oyj Series A	2,212	48,481
Orion Oyj Series B	2,547	55,716
Outokumpu Oyj Series A	4,232	76,380
Outotec Oyj	304	10,197
PKC Group Oyj	2,649	29,447
Pohjola Bank P.L.C.	21,384	219,109
Poyry Oyj	2,503	39,428

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Raisio P.L.C.	13,958	$54,894
#*Ramirent Oyj	5,095	50,811
Rautaruukki Oyj Series K	4,960	101,536
Ruukki Group Oyj	10,538	30,302
Sampo Oyj	14,382	347,414
Sanoma Oyj	9,891	218,952
*Scanfil Oyj	9,299	38,862
Stockmann Oyj Abp Series A	2,666	87,469
#Stockmann Oyj Abp Series B	2,901	87,640
Stora Enso Oyj Series R	56,722	348,298
Tecnomen Lifetree Oyj	19,577	26,178
Tieto Oyj	7,471	166,291
UPM-Kymmene Oyj	49,028	537,701
#Uponor Oyj Series A	2,456	46,618
#Vacon Oyj	453	16,006
#Vaisala Oyj Series A	1,578	54,602
#Wartsila Corp. Oyj Series B	4,107	193,305
#Yit Oyj	14,427	319,849

TOTAL FINLAND		5,413,385

FRANCE — (6.2%)
Accor SA	1,453	73,304
#Aeroports de Paris SA	371	28,909
#*Air France-KLM SA	13,938	227,120
#*Alcatel-Lucent SA	29,921	100,779
*Alcatel-Lucent SA Sponsored ADR	25,100	83,583
Alstom SA	1,356	90,540
*ALTEN SA	1,917	54,835
#*Altran Technologies SA	14,528	86,152
April Group SA	303	9,284
Arkema SA	6,821	260,380
Assystem SA	967	11,450
*Atari SA	4,540	26,349
#*Atos Origin SA	9,222	428,892
AXA SA	9,420	193,966
AXA SA Sponsored ADR	14,588	300,367
Beneteau SA	2,995	53,660
bioMerieux SA	175	19,239
BNP Paribas SA	13,962	997,404
Boiron SA	427	18,166
#Bonduelle SA	208	24,889
*Bongrain SA	1,203	92,421
#Bourbon SA	3,662	142,184
*Boursorama SA	232	3,146
Bouygues SA	1,571	77,342
*Bull SA	11,571	55,263
Canal Plus SA	1,031	8,539
Capgemini SA	6,863	304,743
Carbone Lorraine SA	1,120	38,336
Carrefour SA	3,054	149,003
#Casino Guichard Perrachon SA	2,488	204,143
*Cegedim SA	267	21,398
*CEGID Group SA	622	16,351
Christian Dior SA	599	60,506
Cie Generale D’Optique Essilor Intenational SA	884	51,424
Ciments Francais SA	1,165	114,077
*Club Mediterranee SA	2,114	36,232
CNP Assurances SA	2,261	200,149
Compagnie de Saint-Gobain SA	10,240	489,170
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	16,300	397,231
Compagnie Generale des Establissements Michelin SA Series B	8,950	693,071

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Credit Agricole SA	15,411	$241,581
Danone SA	680	38,884
Dassault Systemes SA	955	54,858
Delachaux SA	900	47,591
Derichebourg SA	16,609	74,211
EDF Energies Nouvelles SA	842	42,069
*Eiffage SA	621	32,396
#Electricite de Strasbourg SA	88	14,119
Eramet SA	99	29,805
*Esso S.A.F.	169	22,381
Establissements Maurel et Prom SA	9,531	160,644
*Etam Developpement SA	588	15,141
Euler Hermes SA	2,397	194,107
*Euro Disney SCA	949	6,411
#European Aeronautic Defence & Space Co.	17,110	334,406
Eutelsat Communications SA	2,295	74,075
#*Faurecia SA	1,619	34,036
#Fimalac SA	655	34,787
France Telecom SA	3,948	90,516
France Telecom SA Sponsored ADR	3,032	69,918
#*Gemalto NV	5,350	212,390
GFI Informatique SA	7,854	31,045
#Gifi SA	800	59,147
GL Events SA	2,268	48,625
*Groupe Eurotunnel SA	35,592	343,134
#Groupe Steria SCA	3,329	97,101
Guerbet SA	89	11,964
Guyenne et Gascogne SA	472	41,273
#Haulotte Group SA	2,284	20,155
Havas SA	36,122	157,849
#Hermes International SA	280	38,540
#Iliad SA	182	20,172
Imerys SA	2,826	156,289
*IMS International Metal Service SA	1,087	14,803
Ingenico SA	2,194	51,931
Ipsos SA	2,404	75,493
#*JC Decaux SA	5,664	145,624
*Kaufman & Broad SA	229	5,438
Korian SA	1,410	37,388
Lafarge SA	8,284	612,800
Lagardere SCA	11,421	442,540
Laurent-Perrier SA	529	45,392
LDC	104	11,006
#Legrand SA	2,723	78,572
*Lisi SA	50	2,684
LVMH Moet Hennessy Louis Vuitton SA	1,054	114,839
M6 Metropole Television SA	2,311	61,376
#*Manitou BF SA	691	9,579
Manutan International SA	234	12,967
#*Natixis SA	99,455	458,570
#Neopost SA	1,190	94,696
#Nexans SA	3,461	276,725
*Nexity SA	3,044	110,701
Norbert Dentressangle SA	797	50,784
*NRJ Group SA	1,512	13,273
#Orpea SA	1,599	69,188
PagesJaunes SA	3,741	40,362
#Pernod-Ricard SA	1,856	149,325
#*Peugeot SA	14,681	476,576
Pierre & Vacances SA	990	69,777
Plastic Omnium SA	521	17,058

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
PPR SA	3,639	$443,764
#Publicis Groupe SA	1,966	80,878
Rallye SA	1,545	54,382
#Remy Cointreau SA	1,303	65,308
*Renault SA	11,104	521,267
*Rexel SA	19,197	270,831
*Rhodia SA	4,780	84,851
Robertet SA	246	28,733
#Rubis SA	701	58,153
*Sa des Ciments Vicat SA	912	67,282
Safran SA	11,349	221,646
Saft Groupe SA	468	20,069
SAMSE SA	40	3,246
*Sanofi—Aventis SA	3,769	278,697
Schneider Electric SA	2,253	232,430
SCOR SE	15,402	356,837
SEB SA	3,089	200,574
Sechilienne SA	847	28,650
*SeLoger.com SA	845	29,453
*Sequana SA	2,087	22,955
SES SA	3,759	82,451
Societe BIC SA	1,862	132,420
Societe Generale Paris SA	9,034	522,682
Societe Marseillaise du Tunnel Prado Carenage SA	200	7,713
Societe Television Francaise 1 SA	5,469	94,307
#Sodexo SA	724	39,656
#*Soitec SA	10,783	150,994
Somfy SA	303	56,499
Sopra Group SA	549	40,595
Sperian Protection SA	817	54,917
Stallergenes SA	219	17,457
Stef-TFE SA	1,194	70,983
STMicroelectronics NV	42,736	349,977
STMicroelectronics NV ADR	20,800	169,312
Sucriere de Pithiviers Le Vieil SA	11	11,043
Synergie SA	2,662	69,480
Technip SA	2,861	195,581
Teleperformance SA	4,781	156,052
Thales SA	1,111	50,350
#*Theolia SA	4,704	21,289
Total SA	5,026	290,470
Total SA Sponsored ADR	3,100	178,529
*Trigano SA	2,621	55,690
#*UbiSoft Entertainment SA	2,982	40,685
Union Financiere de France Banque SA	236	8,590
#*Valeo SA	5,658	185,851
#Vallourec SA	603	103,718
Viel et Compagnie SA	9,940	42,636
#Vilmorin & Cie SA	523	58,932
Vinci SA	3,741	199,796
Virbac SA	612	60,180
Vivendi SA	13,198	343,130
*VM Materiaux SA	25	1,564
#Zodiac Aerospace SA	3,640	153,038

TOTAL FRANCE		19,729,657

GERMANY — (4.5%)
*Aareal Bank AG	3,679	65,606
#Adidas-Salomon AG	3,414	174,011
*ADVA AG Optical Networking	3,693	12,579
#*Air Berlin P.L.C.	1,730	10,018

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Aixtron AG	1,578	$47,276
Allianz SE	4,301	476,113
Allianz SE Sponsored ADR	11,988	131,149
Augusta Technologie AG	774	10,985
Aurubis AG	3,305	133,774
*Axel Springer AG	1,016	106,925
Baader Bank AG	174	809
BASF SE	4,469	252,976
Bauer AG	1,166	52,605
Bayer AG	769	52,630
Bayerische Motoren Werke AG	8,606	367,783
Bechtle AG	971	25,305
Beiersdorf AG	263	15,401
Bilfinger Berger AG	3,408	246,290
*Borussia Dortmund GmbH & Co. KGaA	13,961	23,005
Carl Zeiss Meditec AG	985	16,154
Celesio AG	2,505	72,872
*Centrotec Sustainable AG	82	1,360
*Centrotherm Photovoltaics AG	529	29,462
*Cewe Color Holding AG	786	24,868
Comdirect Bank AG	1,532	14,415
#*Commerzbank AG	48,051	372,274
*Constantin Medien AG	11,950	30,529
*Curanum AG	1,535	5,611
Daimler AG	10,656	488,151
Demag Cranes AG	1,553	49,185
*Deutsche Bank AG	20,528	1,251,592
Deutsche Boerse AG	1,211	79,627
Deutsche Lufthansa AG	19,380	310,815
#Deutsche Post AG	26,899	468,859
#*Deutsche Postbank AG	8,243	249,543
Deutsche Telekom AG	8,282	107,783
Deutsche Telekom AG Sponsored ADR	19,560	251,737
*Deutz AG	17,349	81,092
Douglas Holding AG	1,169	51,894
*Drillisch AG	10,745	69,104
Duerr AG	505	10,902
E.ON AG	18,237	670,642
ElreingKlinger AG	717	16,266
#*Evotec AG	18,777	48,999
Fielmann AG	103	8,179
Fraport AG	2,352	119,491
*Freenet AG	8,839	111,619
Fresenius Medical Care AG & Co. KGaA ADR	900	45,576
Fresenius SE (4352097)	402	24,641
#Fresenius SE (4568946)	418	28,463
GEA Group AG	4,840	99,056
Generali Deutschland Holding AG	2,193	226,228
Gerresheimer AG	2,461	80,467
Gesco AG	228	11,648
GFK SE	1,582	57,982
Gildemeister AG	2,680	39,630
Grenkeleasing AG	926	40,607
*Hamburger Hafen und Logistik AG	933	34,607
#*Hannover Rueckversicherung AG	5,494	253,437
#*Heidelberger Druckmaschinen AG	9,508	67,893
Heidelberger Zement AG	5,612	328,690
Henkel AG & Co. KGaA	1,143	49,927
Hochtief AG	1,845	137,613
Indus Holding AG	2,535	42,886
#*Infineon Technologies AG	4,261	23,549

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Infineon Technologies AG ADR	88,444	$482,020
Interseroh SE	497	33,324
*IVG Immobilien AG	12,360	93,704
*Jenoptik AG	5,464	33,711
#K&S AG	1,066	59,923
#*Kizoo AG	1,753	18,349
*Kloeckner & Co. SE	5,880	139,358
Kontron AG	4,426	48,749
#Krones AG	2,060	99,463
KSB AG	37	22,652
#*Kuka AG	1,665	26,588
KWS Saat AG	94	16,097
Lanxess AG	6,296	238,578
Leoni AG	3,076	69,061
Linde AG	1,001	109,898
MAN SE	3,183	213,133
*Manz Automation AG	90	7,508
#Medion AG	3,623	37,598
Merck KGaA	599	53,646
#Metro AG	1,104	60,633
MLP AG	3,946	39,614
*Morphosys AG	573	13,385
MTU Aero Engines Holding AG	3,629	188,370
Munchener Rueckversicherungs-Gesellschaft AG	1,851	277,188
MVV Energie AG	320	13,775
#*Nordex AG	64	863
Pfeiffer Vacuum Technology AG	168	13,896
#*Pfleiderer AG	6,234	55,116
*PNE Wind AG	2,933	8,548
Porsche Automobil Holding SE	3,520	199,336
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,571	55,052
Puma AG Rudolf Dassler Sport	203	60,182
#*Q-Cells SE	5,517	75,357
#*QIAGEN NV	5,086	111,411
#*QSC AG	16,029	35,046
Rational AG	199	32,347
#*Repower Systems AG	51	9,035
Rheinmetall AG	2,725	172,699
Rhoen-Klinikum AG	4,680	114,592
*Roth & Rau AG	350	14,294
Salzgitter AG	3,308	292,739
#*SGL Carbon SE	3,232	91,387
#*Singulus Technologies AG	11,846	66,826
Sixt AG	557	18,141
*Sky Deutschland AG	10,394	27,885
Software AG	1,142	129,878
#*Solar Millennium AG	2,702	120,208
#Solarworld AG	2,111	35,745
#*Solon SE	158	1,304
Stada Arzneimittel AG	5,750	188,613
Suedzucker AG	6,185	143,589
Symrise AG	5,966	132,399
Takkt AG	174	2,079
#ThyssenKrupp AG	11,447	363,786
Tognum AG	3,370	58,701
#*TUI AG	23,032	211,813
*United Internet AG	4,184	61,561
#*Versatel AG	311	3,036
#Vossloh AG	114	11,660
*VTG AG	407	6,047
#Wacker Chemie AG	249	32,662

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Wacker Neuson SE	1,212	$14,934
*Washtec AG	5,709	61,135
#Wincor Nixdorf AG	942	63,754
Wirecard AG	2,082	26,435

TOTAL GERMANY		14,331,581

GREECE — (1.0%)
*Agricultural Bank of Greece S.A.	16,347	38,117
Alapis Holdings Industrial & Commercial S.A.	61,234	39,355
*Alpha Bank A.E.	43,687	419,315
*Anek Lines S.A.	15,821	11,979
*Attica Bank S.A.	7,104	14,421
Bank of Greece S.A.	1,780	107,697
Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	37,056
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	19,266	39,483
*EFG Eurobank Ergasias S.A.	30,280	257,978
Ellaktor S.A.	14,295	87,826
*Emporiki Bank of Greece S.A.	2,580	13,298
EYDAP Athens Water Supply & Sewage Co. S.A.	3,597	28,477
*Forthnet S.A.	10,853	16,352
Fourlis Holdings S.A.	2,871	34,948
*Frigoglass S.A.	2,761	26,548
GEK Terna S.A.	3,305	23,861
*Geniki Bank S.A.	10,249	9,631
Hellenic Exchanges S.A.	1,352	14,391
Hellenic Petroleum S.A.	13,659	168,631
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	30,960
Heracles General Cement Co. S.A.	2,107	15,674
Iaso S.A.	4,628	20,555
*Intracom Holdings S.A.	16,398	23,596
J&P-Avax S.A.	1,561	4,249
Marfin Investment Group S.A.	77,144	213,019
Metka S.A.	2,252	28,454
Michaniki S.A.	4,019	5,003
Motor Oil (Hellas) Corinth Refineries S.A.	1,888	26,115
Mytilineos Holdings S.A.	13,806	83,630
*National Bank of Greece S.A.	11,614	253,872
National Bank of Greece S.A. ADR	41,442	184,831
OPAP S.A.	1,860	40,579
*Piraeus Bank S.A.	34,245	289,336
*Proton Bank S.A.	1,750	3,670
*Public Power Corp. S.A.	2,464	46,032
Sarantis S.A.	1,038	5,818
*Sidenor Steel Products Manufacturing Co. S.A.	7,296	36,002
Teletypos S.A. Mega Channel	1,037	5,716
*Terna Energy S.A.	869	7,014
Titan Cement Co. S.A.	5,750	163,047
*TT Hellenic Postbank S.A.	13,133	77,854
Viohalco S.A.	9,559	44,201

TOTAL GREECE		2,998,591

HONG KONG — (2.0%)
Allied Group, Ltd.	6,000	14,820
*Allied Properties, Ltd.	572,000	99,827
*Apac Resources, Ltd.	600,000	34,980
Asia Financial Holdings, Ltd.	98,000	34,780
*Asia Satellite Telecommunications Holdings, Ltd.	27,000	38,204
*Asia Standard International Group, Ltd.	230,000	38,678
*Associated International Hotels, Ltd.	4,000	8,667
Bank of East Asia, Ltd.	26,431	90,016
*Beijing Enterprises Water Group, Ltd.	100,000	32,220

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
BOC Hong Kong (Holdings), Ltd.	9,000	$18,682
C C Land Holdings, Ltd.	209,000	75,899
Cafe de Coral Holdings, Ltd.	8,000	17,527
*Capital Estate, Ltd.	4,565,000	33,802
*Capital Strategic Investment, Ltd.	1,340,000	33,296
*Cathay Pacific Airways, Ltd.	29,000	47,588
#*Centron Telecom International Holdings, Ltd.	138,000	38,445
Cheung Kong Holdings, Ltd.	13,000	152,965
*Cheung Kong Infrastructure Holdings, Ltd.	11,000	40,991
Chevalier International Holdings, Ltd.	20,000	16,385
*China Metal International Holdings, Ltd.	162,000	45,505
#*China WindPower Group, Ltd.	260,000	25,614
*China Yunnan Tin Minerals Group, Ltd.	1,328,000	37,300
Chong Hing Bank, Ltd.	7,000	12,592
Chow Sang Sang Holdings, Ltd.	40,000	45,188
*Dah Sing Banking Group, Ltd.	35,600	47,639
*Dah Sing Financial Holdings, Ltd.	17,600	84,614
Emperor International Holdings, Ltd.	54,000	10,250
Esprit Holdings, Ltd.	4,509	31,761
*eSun Holdings, Ltd.	198,000	25,767
*Far East Consortium International, Ltd.	131,000	42,040
First Pacific Co., Ltd.	211,200	117,555
*Foxconn International Holdings, Ltd.	114,000	118,969
Fubon Bank Hong Kong, Ltd.	30,000	11,901
*Galaxy Entertainment Group, Ltd.	302,000	113,237
Giordano International, Ltd.	242,000	72,697
*Glorious Sun Enterprises, Ltd.	122,000	44,230
*Golden Resorts Group, Ltd.	776,000	39,062
*Goldin Properties Holdings, Ltd.	86,000	39,792
Great Eagle Holdings, Ltd.	29,788	73,681
*Guangnan Holdings, Ltd.	194,000	35,072
Hang Lung Group, Ltd.	14,000	62,752
*Hannstar Board International Holdings, Ltd.	152,000	38,736
Harbour Centre Development, Ltd.	29,000	23,507
Henderson Land Development Co., Ltd.	10,000	63,510
*Heng Tai Consumables Group, Ltd.	488,250	45,054
HKR International, Ltd.	86,400	32,077
Hong Kong & Shanghai Hotels, Ltd.	79,500	111,913
Hong Kong Exchanges & Clearing, Ltd.	1,200	20,188
*Hong Kong Ferry (Holdings) Co., Ltd.	24,000	19,249
Hopewell Holdings, Ltd.	52,000	156,717
Hung Hing Printing Group, Ltd.	150,000	45,365
*Huscoke Resources Holdings, Ltd.	418,000	32,246
Hutchison Harbour Ring, Ltd.	180,000	20,812
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	6,010
*Hutchison Telecommunications International, Ltd.	36,000	9,876
Hutchison Whampoa, Ltd.	28,000	190,278
*I-Cable Communications, Ltd.	100,000	15,026
Industrial & Commercial Bank of China (Asia), Ltd.	35,605	69,260
*Interchina Holdings Co., Ltd.	3,445,000	37,915
*Johnson Electric Holdings, Ltd.	266,000	125,741
K Wah International Holdings, Ltd.	56,000	18,281
Keck Seng Investments (Hong Kong), Ltd.	48,000	24,350
Kerry Properties, Ltd.	28,500	126,791
Kowloon Development Co., Ltd.	94,000	100,475
*Lai Sun Development Co., Ltd.	1,720,000	26,932
Lifestyle International Holdings, Ltd.	18,000	29,772
Liu Chong Hing Investment, Ltd.	16,000	14,478
*Lung Kee (Bermuda) Holdings, Ltd.	20,000	9,880
#*Melco International Development, Ltd.	82,000	32,987
Midland Holdings, Ltd.	36,000	30,077

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Miramar Hotel & Investment Co., Ltd.	14,000	$14,274
*Mongolia Energy Corp., Ltd.	63,000	30,807
MTR Corp., Ltd.	5,000	16,174
*New Times Energy Corp, Ltd.	850,000	35,276
New World Development Co., Ltd.	95,381	156,146
*Next Media, Ltd.	62,000	8,409
NWS Holdings, Ltd.	68,005	110,924
*Orient Overseas International, Ltd.	16,500	112,461
Pacific Andes International Holdings, Ltd.	207,308	39,524
Pacific Basin Shipping, Ltd.	154,000	113,379
*Pacific Century Premium Developments, Ltd.	45,000	13,384
Paliburg Holdings, Ltd.	56,000	18,275
PCCW, Ltd.	167,000	44,323
*PetroAsian Energy Holdings, Ltd.	292,000	38,256
Polytec Asset Holdings, Ltd.	415,000	75,457
Public Financial Holdings, Ltd.	28,000	13,817
Regal Hotels International Holdings, Ltd.	172,000	59,594
Road King Infrastructure, Ltd.	29,000	20,993
Samson Holding, Ltd.	294,000	43,571
*Sea Holdings, Ltd.	62,000	26,558
Shangri-La Asia, Ltd.	68,000	118,076
#*Shougang Concord Century Holdings, Ltd.	306,000	36,712
Shui On Construction & Materials, Ltd.	26,000	33,201
Shun Tak Holdings, Ltd.	150,000	86,644
*Singamas Container Holdings, Ltd.	202,000	31,272
Sino Land Co., Ltd.	52,000	86,210
Sinotrans Shipping, Ltd.	211,500	98,545
Smartone Telecommunications Holdings, Ltd.	21,000	19,348
*South China (China), Ltd.	480,000	30,085
#*Star Cruises, Ltd.	397,000	90,553
Stella International Holdings, Ltd.	20,000	41,020
Sun Hung Kai & Co., Ltd.	60,000	46,260
Sun Hung Kai Properties, Ltd.	10,000	129,135
*Superb Summit International Timber Co., Ltd.	313,000	11,666
Tai Cheung Holdings, Ltd.	75,000	41,341
*TCC International Holdings, Ltd.	50,000	19,475
Techtronic Industries Co., Ltd.	226,500	186,249
Texwinca Holdings, Ltd.	18,000	15,848
*Titan Petrochemicals Group, Ltd.	1,300,000	47,311
*Tongda Group Holdings, Ltd.	1,070,000	35,505
Transport International Holdings, Ltd.	16,800	48,182
*United Laboratories, Ltd. (The)	98,000	48,812
*USI Holdings, Ltd.	124,000	35,201
Vitasoy International Holdings, Ltd.	100,000	67,694
Vtech Holdings, Ltd.	3,000	29,492
Wharf Holdings, Ltd.	38,000	189,233
Wheelock & Co., Ltd.	42,000	109,949
Wheelock Properties, Ltd.	95,000	59,654
Wing Hang Bank, Ltd.	7,000	59,042
Wing On Co. International, Ltd.	30,000	40,001
Xinyi Glass Holding Co., Ltd.	38,000	29,947
Yue Yuen Industrial (Holdings), Ltd.	24,000	74,978

TOTAL HONG KONG		6,470,736

IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	61,198	55,824
*Allied Irish Banks P.L.C.	45,147	79,467
*Anglo Irish Bank Corp. P.L.C.	105,210	31,655
*Bank of Ireland P.L.C. Sponsored ADR	2,765	20,212
C&C Group P.L.C.	33,870	136,485
CRH P.L.C.	6,356	153,541

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
#CRH P.L.C. Sponsored ADR	18,200	$447,538
DCC P.L.C.	10,823	313,310
*Dragon Oil P.L.C.	41,441	269,524
*Elan Corp. P.L.C.	4,564	34,211
*Elan Corp. P.L.C. Sponsored ADR	8,300	61,835
FBD Holdings P.L.C.	4,599	38,588
Glanbia P.L.C.	6,572	24,126
Grafton Group P.L.C.	33,639	125,082
Greencore Group P.L.C.	39,071	72,933
*Independent News & Media P.L.C.	8,919	1,256
*Kenmare Resources P.L.C.	39,011	14,582
Kerry Group P.L.C.	3,688	109,448
*Kingspan Group P.L.C.	15,521	126,630
Paddy Power P.L.C.	2,496	82,563
*Smurfit Kappa Group P.L.C.	19,430	177,225
United Drug P.L.C.	28,403	86,550

TOTAL IRELAND		2,462,585

ITALY — (2.6%)
A2A SpA	12,377	23,478
ACEA SpA	3,441	36,829
Acegas-APS SpA	2,087	11,536
*Actelios SpA	5,009	25,270
*Aedes SpA	131,531	37,791
*Amplifon SpA	5,973	27,737
Ansaldo STS SpA	4,668	90,475
*Assicurazioni Generali SpA	3,705	88,110
Astaldi SpA	8,235	63,361
Atlantia SpA	1,380	34,472
#*Autogrill SpA	6,656	80,875
Azimut Holding SpA	9,922	121,952
Banca Carige SpA	47,920	122,967
Banca Generali SpA	10,174	108,905
*Banca Intermobiliare SpA	3,421	15,525
Banca Monte Dei Paschi di Siena SpA	87,381	141,337
Banca Piccolo Credito Valtellinese Scarl SpA	28,283	201,714
*Banca Popolare dell’Emilia Romagna Scrl	16,431	242,975
Banca Popolare dell’Etruria e del Lazio Scarl	8,000	43,447
Banca Popolare di Milano Scarl	52,397	340,163
#*Banca Popolare di Sondrio Scarl	6,005	58,763
Banco di Desio e della Brianza SpA	8,503	47,039
*Banco Popolare Scarl	58,576	370,526
Benetton Group SpA	7,114	61,370
Brembo SpA	6,992	46,524
Bulgari SpA	4,904	40,115
Buzzi Unicem SpA	5,909	87,759
*C.I.R. SpA — Compagnie Industriali Riunite	43,635	101,626
*Caltagirone Editore SpA	9,089	23,655
Cementir Holding SpA	15,206	65,369
Credito Artigiano SpA	7,928	20,752
Credito Bergamasco SpA	474	15,360
*Credito Emiliano SpA	8,917	62,826
#Danieli & Co. SpA	1,971	48,049
Davide Campari — Milano SpA	11,688	116,972
De Longhi SpA	4,556	19,057
DiaSorin SpA	1,379	49,072
Eni SpA	5,441	126,456
Eni SpA Sponsored ADR	2,100	97,692
#ERG SpA	6,230	84,027
*Esprinet SpA	3,327	41,123
*Eurotech SpA	13,712	51,635

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Fastweb SpA	1,565	$39,156
*Fiat SpA	14,447	181,049
Finmeccanica SpA	4,072	56,438
Fondiaria — SAI SpA	8,937	144,749
#*Gemina SpA	123,796	103,109
#Geox SpA	702	4,524
*Gruppo Coin SpA	5,257	33,546
*Gruppo Editoriale L’Espresso SpA	5,683	16,231
Hera SpA	32,394	75,160
*Immsi SpA	21,221	24,286
Impregilo SpA	28,011	90,809
*Indesit Co. SpA	3,417	42,028
*Interpump Group SpA	1,232	6,358
*Intesa Sanpaolo SpA	70,028	266,571
#Iride SpA	6,625	12,433
Italcementi SpA	10,562	130,671
*Italmobiliare SpA	1,432	61,475
KME Group SpA	16,179	10,811
Lottomatica SpA	1,632	32,299
Luxottica Group SpA Sponsored ADR	300	7,788
*Maire Tecnimont SpA	76,000	256,950
Marr SpA	1,671	14,649
Mediaset SpA	15,919	120,838
*Mediobanca SpA	6,076	66,410
Mediolanum SpA	3,408	19,038
Milano Assicurazioni SpA	25,444	69,654
#*Mondadori (Arnoldo) Editore SpA	13,439	51,932
Parmalat SpA	151,680	380,233
Piaggio & C. SpA	25,137	68,522
*Pirelli & Co. Real Estate SpA	87,619	54,959
*Pirelli & Co. SpA	302,134	175,373
*Premafin Finanziaria SpA	20,038	29,181
Prysmian SpA	5,651	102,561
Recordati SpA	2,294	16,528
#*Safilo Group SpA	10,812	8,335
Saipem SpA	540	17,483
Saras SpA	10,423	29,182
SAVE SpA	7,173	63,411
*Seat Pagine Gialle SpA	170,884	38,648
*Snai SpA	2,736	10,739
Societa Iniziative Autostradali e Servizi SpA	8,046	75,141
*Societe Cattolica di Assicurazoni Scrl SpA	3,848	118,629
Sol SpA	99	520
*Sorin SpA	63,354	106,997
*Telecom Italia Media SpA	70,820	9,095
Telecom Italia SpA Sponsored ADR	32,914	489,760
Tenaris SA ADR	1,300	57,200
Terna SpA	11,417	46,050
Tod’s SpA	549	36,110
Trevi Finanziaria SpA	1,988	32,359
*UniCredit SpA	177,663	489,925
Unione di Banche Italiane ScpA	30,011	411,934
#*Unipol Gruppo Finanziario SpA	65,013	78,703
Vianini Lavori SpA	1,509	9,361
Vittoria Assicurazioni SpA	496	2,582

TOTAL ITALY		8,393,169

JAPAN — (18.5%)
77 Bank, Ltd. (The)	29,000	154,693
Achilles Corp.	12,000	17,106
Adeka Corp.	13,900	133,618

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Aderans Holdings Co., Ltd.	5,600	$60,350
Advantest Corp. ADR	1,800	44,298
#AEON Co., Ltd.	23,300	231,321
Ai Holdings Corp.	7,700	23,189
Aica Kogyo Co., Ltd.	5,800	60,031
Aichi Bank, Ltd. (The)	800	57,790
Aichi Corp.	10,300	39,557
Aichi Machine Industry Co., Ltd.	6,000	24,749
Aichi Steel Corp.	11,000	45,222
Aida Engineering, Ltd.	3,500	11,785
*Aigan Co., Ltd.	4,200	23,196
Aioi Insurance Co., Ltd.	11,000	52,179
Aiphone Co., Ltd.	900	15,476
Air Water, Inc.	3,000	34,326
Airport Facilities Co., Ltd.	3,300	17,445
Aisan Industry Co., Ltd.	2,300	20,591
Aisin Seiki Co., Ltd.	6,700	176,798
Ajinomoto Co., Inc.	24,000	227,387
Akita Bank, Ltd. (The)	24,000	95,974
*Alfresa Holdings Corp.	1,500	61,988
Aloka Co., Ltd.	3,400	24,566
Alpen Co., Ltd.	1,200	17,551
Alpha Systems, Inc.	1,300	24,122
*Alpine Electronics, Inc.	4,600	53,135
#*Alps Electric Co., Ltd.	26,400	151,161
Alps Logistics Co., Ltd.	2,000	18,578
Amada Co., Ltd.	31,000	207,073
Amano Corp.	7,100	60,412
*Anritsu Corp.	6,000	23,389
#AOC Holdings, Inc.	5,300	32,572
*AOI Electronics Co., Ltd.	400	7,476
AOKI Holdings, Inc.	1,500	15,297
#Aomori Bank, Ltd. (The)	22,000	51,709
Aoyama Trading Co., Ltd.	8,800	122,057
*Aozora Bank, Ltd.	87,000	109,858
Arakawa Chemical Industries, Ltd.	2,600	29,733
Arcs Co., Ltd.	4,400	59,765
#Ariake Japan Co., Ltd.	3,200	47,611
*Arisawa Manufacturing Co., Ltd.	3,400	21,905
Aronkasei Co., Ltd.	8,000	32,090
As One Corp.	1,800	32,221
Asahi Breweries, Ltd.	2,000	38,801
Asahi Diamond Industrial Co., Ltd.	3,000	20,661
Asahi Glass Co., Ltd.	19,000	189,424
Asahi Holdings, Inc.	1,100	16,653
Asahi Kasei Corp.	20,000	99,410
Asahi Organic Chemicals Industry Co., Ltd.	6,000	14,164
#*Asahi Tec Corp.	285,000	65,589
#Asatsu-DK, Inc.	4,500	91,827
Asics Corp.	5,000	49,380
ASKA Pharmaceutical Co., Ltd.	5,000	33,925
Asunaro Aoki Construction Co., Ltd.	3,500	18,997
Atsugi Co., Ltd.	14,000	17,481
Autobacs Seven Co., Ltd.	3,300	99,582
#Avex Group Holdings, Inc.	3,700	30,722
Awa Bank, Ltd. (The)	22,000	120,580
Bando Chemical Industries, Ltd.	6,000	17,848
Bank of Iwate, Ltd. (The)	2,000	112,075
Bank of Kyoto, Ltd. (The)	13,000	107,475
Bank of Nagoya, Ltd. (The)	16,000	62,176
Bank of Okinawa, Ltd. (The)	2,800	104,595

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Bank of Saga, Ltd. (The)	19,000	$53,841
Bank of the Ryukyus, Ltd.	6,200	69,231
Bank of Yokohama, Ltd.	37,000	174,933
Belc Co., Ltd.	3,000	27,433
Benesse Holdings, Inc.	400	16,818
Best Denki Co., Ltd.	3,500	9,329
Bic Camera, Inc.	104	36,231
BML, Inc.	700	18,628
Bridgestone Corp.	1,200	19,124
Brother Industries, Ltd.	6,400	69,058
Bunka Shutter Co., Ltd.	10,000	32,074
CAC Corp.	1,600	11,093
*Calsonic Kansei Corp.	13,000	35,281
Canon Electronics, Inc.	1,900	40,735
Canon Finetech, Inc.	1,500	20,354
Canon Marketing Japan, Inc.	4,300	59,470
*Canon, Inc. Sponsored ADR	2,200	86,042
Cawachi, Ltd.	800	15,681
#*Cedyna Financial Corp.	12,350	23,726
Central Glass Co., Ltd.	27,000	111,029
Central Japan Railway Co.	2	14,699
Century Tokyo Leasing Corp.	6,900	81,813
Chiba Bank, Ltd. (The)	25,000	150,888
*Chiba Kogyo Bank, Ltd. (The)	6,400	46,103
#Chiyoda Co., Ltd.	4,200	54,755
#Chiyoda Corp.	2,000	18,219
Chofu Seisakusho Co., Ltd.	2,600	60,618
Chubu Shiryo Co., Ltd.	5,000	46,087
Chudenko Corp.	3,600	44,723
Chuetsu Pulp & Paper Co., Ltd.	15,000	25,171
Chugai Ro Co., Ltd.	9,000	24,345
Chugoku Bank, Ltd. (The)	6,000	76,706
Chugoku Marine Paints, Ltd.	5,000	33,382
Chukyo Bank, Ltd. (The)	18,000	52,683
Chuo Denki Kogyo Co., Ltd.	5,000	36,059
Chuo Mitsui Trust Holdings, Inc.	3,000	10,621
Circle K Sunkus Co., Ltd.	5,600	72,421
Citizen Holdings Co., Ltd.	27,300	179,104
CKD Corp.	7,600	51,450
*CMK Corp.	5,000	38,302
Coca-Cola Central Japan Co., Ltd.	2,500	31,055
Coca-Cola West Co., Ltd.	4,800	80,076
Commuture Corp.	3,000	17,481
Computer Engineering & Consulting, Ltd.	1,700	8,686
Comsys Holdings Corp.	11,100	110,160
Corona Corp.	1,500	20,292
Cosmo Oil Co., Ltd.	58,000	125,924
Credit Saison Co., Ltd.	14,200	176,895
#*CSK Holdings Corp.	4,400	19,975
Dai Nippon Printing Co., Ltd.	26,000	356,529
#Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	21,285
*Dai Nippon Toryo, Ltd.	29,000	28,925
Daicel Chemical Industries, Ltd.	22,000	132,440
Dai-Dan Co., Ltd.	3,000	15,782
#Daido Metal Co., Ltd.	12,000	28,968
#*Daido Steel Co., Ltd.	27,000	98,439
Daidoh, Ltd.	4,600	33,573
#*Daiei, Inc. (The)	8,850	30,475
#Daifuku Co., Ltd.	9,500	59,525
Daihatsu Motor Co., Ltd.	2,000	19,165
Daihen Corp.	11,000	44,467

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiichi Jitsugyo Co., Ltd.	11,000	$27,367
Daiichi Sankyo Co., Ltd.	1,400	29,095
Daiken Corp.	13,000	32,314
Daikin Industries, Ltd.	1,600	59,448
Daikoku Denki Co., Ltd.	3,000	56,097
#*Daikyo, Inc.	10,000	20,670
Daimei Telecom Engineering Corp.	2,000	14,888
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	36,401
*Dainippon Screen Manufacturing Co., Ltd.	32,000	156,074
Daio Paper Corp.	7,000	56,737
Daisan Bank, Ltd. (The)	13,000	34,517
#Daiseki Co., Ltd.	600	12,593
Daishi Bank, Ltd. (The)	35,000	117,304
Daiso Co., Ltd.	6,000	14,734
Daisyo Corp.	2,000	27,280
Daito Trust Construction Co., Ltd.	1,000	47,432
Daiwa House Industry Co., Ltd.	13,000	136,707
Daiwa Industries, Ltd.	8,000	36,160
Daiwa Securities Co., Ltd.	10,000	50,007
Daiwabo Holdings Co., Ltd.	11,000	22,648
DC Co., Ltd.	3,400	7,763
DCM Japan Holdings Co., Ltd.	8,700	52,190
Denki Kagaku Kogyo Kabushiki Kaisha	61,000	247,924
Denki Kogyo Co., Ltd.	4,000	18,516
Denso Corp.	5,500	161,587
#Dentsu, Inc.	1,600	36,824
Denyo Co., Ltd.	5,100	41,103
Descente, Ltd.	7,000	36,470
DIC Corp.	17,000	30,236
Disco Corp.	1,700	94,244
#Don Quijote Co., Ltd.	600	13,401
Doshisha Co., Ltd.	3,300	70,735
Doutor Nichires Holdings Co., Ltd.	2,400	30,299
Dowa Holdings Co., Ltd.	25,000	139,181
DTS Corp.	2,800	26,967
*Duskin Co., Ltd.	5,500	97,597
DyDo Drinco, Inc.	600	19,910
eAccess, Ltd.	50	35,360
East Japan Railway Co.	900	60,424
*Ebara Corp.	40,000	167,738
#Edion Corp.	6,500	67,599
Ehime Bank, Ltd. (The)	18,000	50,754
Eighteenth Bank, Ltd. (The)	19,000	53,431
Eiken Chemical Co., Ltd.	1,900	17,431
Eizo Nanao Corp.	2,800	69,537
*Elpida Memory, Inc.	15,500	273,613
Enplas Corp.	2,700	46,935
ESPEC Corp.	3,600	20,024
Exedy Corp.	4,300	94,821
Ezaki Glico Co., Ltd.	4,000	43,853
F&A Aqua Holdings, Inc.	2,600	28,427
Fancl Corp.	4,300	86,006
FCC Co., Ltd.	1,800	35,559
*FIDEA Holdings Co., Ltd.	12,000	20,207
Foster Electric Co., Ltd.	6,200	190,214
France Bed Holdings Co., Ltd.	19,000	26,801
Fuji Co., Ltd.	1,000	19,251
#*Fuji Electric Holdings Co., Ltd.	59,000	116,995
*Fuji Fire & Marine Insurance Co., Ltd. (The)	36,000	39,636
*Fuji Heavy Industries, Ltd.	35,000	164,426
Fuji Oil Co., Ltd.	1,000	14,294

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fuji Soft, Inc.	3,100	$49,666
*Fuji Television Network, Inc.	26	38,966
Fujicco Co., Ltd.	2,000	23,881
FUJIFILM Holdings Corp.	6,500	208,186
Fujikura Kasei Co., Ltd.	7,100	35,129
Fujikura, Ltd.	30,000	160,794
*Fujimi, Inc.	2,200	38,463
*Fujimori Kogyo Co, Ltd.	2,800	38,891
Fujitec Co., Ltd.	3,000	16,497
Fujitsu Frontech, Ltd.	1,700	13,052
Fujitsu, Ltd.	15,300	93,313
Fukui Bank, Ltd. (The)	29,000	93,668
Fukuoka Financial Group, Inc.	35,000	128,141
#Fukuyama Transporting Co., Ltd.	22,000	104,061
#Funai Electric Co., Ltd.	3,300	163,764
Furukawa Co., Ltd.	39,000	43,519
Furukawa Electric Co., Ltd.	11,000	53,112
Furukawa-Sky Aluminum Corp.	12,000	20,755
Fuso Pharmaceutical Industries, Ltd.	12,000	40,378
Futaba Corp.	2,700	46,512
*Futaba Industrial Co., Ltd.	5,100	46,137
Fuyo General Lease Co., Ltd.	2,500	56,485
#Gakken Holdings Co., Ltd.	7,000	17,469
Gecoss Corp.	5,100	21,133
GEO Co., Ltd.	43	44,881
Glory, Ltd.	4,400	96,687
GMO Internet, Inc.	5,000	20,065
Godo Steel, Ltd.	5,000	10,411
#Goldcrest Co., Ltd.	1,550	43,136
*Gun Ei Chemical Industry Co., Ltd.	12,000	27,825
Gunma Bank, Ltd. (The)	34,000	175,291
Gunze, Ltd.	29,000	104,640
#H2O Retailing Corp.	12,000	72,127
#Hachijuni Bank, Ltd. (The)	22,000	126,868
Hakuhodo Dy Holdings, Inc.	1,780	86,806
Hakuto Co., Ltd.	2,100	18,212
Hamamatsu Photonics K.K.	1,400	33,392
Hankyu Hanshin Holdings, Inc.	4,000	18,446
Hanwa Co., Ltd.	24,000	88,205
Harashin Narus Holdings Co., Ltd.	3,000	33,708
*Haseko Corp.	15,500	13,049
Heiwa Corp.	1,700	18,300
Heiwa Real Estate Co., Ltd.	14,000	42,813
Heiwado Co., Ltd.	4,500	58,556
Hibiya Engineering, Ltd.	2,000	17,724
Higashi-Nippon Bank, Ltd.	24,000	45,751
Higo Bank, Ltd. (The)	27,000	146,930
#Hikari Tsushin, Inc.	3,800	65,367
Hino Motors, Ltd.	44,000	165,071
#Hirose Electric Co., Ltd.	200	21,413
#Hiroshima Bank, Ltd. (The)	40,000	158,179
HIS Co., Ltd.	1,300	25,117
HISAKA WORKS, LTD.	3,000	28,570
Hisamitsu Pharmaceutical Co., Inc.	600	21,582
#Hitachi Cable, Ltd.	27,000	79,766
#Hitachi Construction Machinery Co., Ltd.	1,500	31,448
*Hitachi High-Technologies Corp.	5,900	118,047
Hitachi Koki Co., Ltd.	4,800	51,155
Hitachi Kokusai Electric, Inc.	3,000	27,249
Hitachi Medical Corp.	2,000	16,928
Hitachi Tool Engineering, Ltd.	4,800	47,965

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hitachi Transport System, Ltd.	4,400	$58,228
#*Hitachi Zosen Corp.	35,000	50,704
*Hitachi, Ltd. Sponsored ADR	2,900	99,325
Hodogaya Chemical Co., Ltd.	11,000	36,778
Hokkan Holdings, Ltd.	8,000	19,219
#Hokkoku Bank, Ltd. (The)	38,000	136,086
Hokuetsu Bank, Ltd. (The)	31,000	49,927
Hokuetsu Kishu Paper Co., Ltd.	9,500	47,460
*Hokuhoku Financial Group, Inc.	35,000	72,642
Hokuto Corp.	1,800	37,839
Honda Motor Co., Ltd. Sponsored ADR	12,559	425,876
Horiba, Ltd.	2,200	52,973
#Hosiden Corp.	5,500	65,226
Hosokawa Micron Corp.	4,000	13,731
#House Foods Corp.	6,800	99,951
Hyakugo Bank, Ltd. (The)	32,000	146,404
Hyakujishi Bank, Ltd. (The)	28,000	104,989
IBJ Leasing Co., Ltd.	4,000	71,739
*Ichikoh Industries, Ltd.	24,000	40,519
Ichiyoshi Securities Co., Ltd.	2,100	13,231
Icom, Inc.	800	19,042
*Idec Corp.	4,600	31,073
Idemitsu Kosan Co., Ltd.	1,700	108,720
Ihara Chemical Industry Co., Ltd.	7,000	19,374
*IHI Corp.	47,000	72,318
#Iida Home Max	3,300	57,084
#Iino Kaiun Kaisha, Ltd.	10,200	50,199
Imasen Electric Industrial Co., Ltd.	3,600	46,987
Imperial Hotel, Ltd.	200	3,525
Inaba Denki Sangyo Co., Ltd.	1,800	42,354
Inaba Seisakusho Co., Ltd.	1,600	15,565
Inabata & Co., Ltd.	3,100	12,438
Inageya Co., Ltd.	3,000	31,237
Ines Corp.	4,200	31,955
INPEX Corp.	2	14,635
Inui Steamship Co., Ltd.	5,700	41,391
#*Iseki & Co., Ltd.	7,000	20,255
Isetan Mitsukoshi Holdings, Ltd.	11,900	111,829
*Ishihara Sangyo Kaisha, Ltd.	43,000	32,762
*Isuzu Motors, Ltd.	100,000	212,778
Itochu Corp.	15,000	117,098
Itochu Enex Co., Ltd.	8,200	34,639
Itochu Techno-Solutions Corp.	600	18,192
Itochu-Shokuhin Co., Ltd.	800	26,851
Itoham Foods, Inc.	25,000	90,860
Itoki Corp.	4,300	8,436
#Iwatani International Corp.	6,000	16,513
Iyo Bank, Ltd. (The)	10,000	82,538
Izumiya Co., Ltd.	10,000	43,037
#*J Front Retailing Co., Ltd.	17,000	80,960
#Japan Airport Terminal Co., Ltd.	7,100	96,790
Japan Aviation Electronics Industry, Ltd.	10,000	71,597
Japan Business Computer Co., Ltd.	6,000	37,697
Japan Cash Machine Co., Ltd.	400	3,367
Japan Digital Laboratory Co., Ltd.	900	10,532
Japan Petroleum Exploration Co., Ltd.	300	14,081
Japan Pulp & Paper Co., Ltd.	5,000	16,856
*Japan Radio Co., Ltd.	17,000	32,603
Japan Steel Works, Ltd. (The)	1,000	12,285
Japan Transcity Corp.	7,000	19,775
Japan Vilene Co., Ltd.	6,000	27,400

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Japan Wool Textile Co., Ltd. (The)	8,000	$58,694
Jeol, Ltd.	9,000	32,944
JFE Holdings, Inc.	800	27,817
JFE Shoji Holdings, Inc.	22,000	77,114
*JMS Co., Ltd.	7,000	26,669
*Joban Kosan Co., Ltd.	16,000	25,514
J-Oil Mills, Inc.	12,000	37,618
#Joshin Denki Co., Ltd.	3,000	25,040
Joyo Bank, Ltd. (The)	19,000	76,851
JS Group Corp.	6,700	118,249
JSP Corp.	6,600	83,284
JSR Corp.	3,200	63,233
JTEKT Corp.	16,100	181,857
#*Juki Corp.	17,000	17,547
Juroku Bank, Ltd.	40,000	156,491
*JVC Kenwood Holdings, Inc.	62,700	28,352
K.R.S. Corp.	1,700	16,965
#Kadokawa Holdings, Inc.	2,600	62,466
#Kaga Electronics Co., Ltd.	2,500	25,999
Kagawa Bank, Ltd. (The)	5,000	17,351
Kagoshima Bank, Ltd. (The)	13,000	92,489
#Kajima Corp.	23,000	48,152
#Kakaku.com, Inc.	5	18,357
Kaken Pharmaceutical Co., Ltd.	2,000	16,914
Kameda Seika Co., Ltd.	200	3,651
Kamei Corp.	9,000	41,860
Kamigumi Co., Ltd.	20,000	150,333
Kandenko Co., Ltd.	8,000	50,955
Kaneka Corp.	24,000	154,789
*Kanematsu Corp.	14,000	11,004
Kanematsu Electronics, Ltd.	2,100	19,161
Kansai Paint Co., Ltd.	2,000	16,195
Kanto Auto Works, Ltd.	4,900	39,711
Kanto Natural Gas Development Co., Ltd.	3,000	15,777
*Kanto Tsukuba Bank, Ltd. (The)	3,300	9,586
Kasumi Co., Ltd.	5,000	25,417
Katakura Industries Co., Ltd.	2,500	21,929
Kato Sangyo Co., Ltd.	3,700	64,237
#Kato Works Co., Ltd.	19,000	31,132
#Kawasaki Heavy Industries, Ltd.	24,000	61,640
#*Kawasaki Kisen Kaisha, Ltd.	47,000	165,999
Kawasumi Laboratories, Inc.	5,000	30,910
#*Kayaba Industry Co., Ltd.	30,000	97,683
#Keihan Electric Railway Co., Ltd.	9,000	36,505
Keihin Corp.	3,900	60,358
#Keihin Electric Express Railway Co., Ltd.	4,000	30,779
Keio Corp.	2,000	12,607
Keisei Electric Railway Co., Ltd.	3,000	16,445
Keiyo Bank, Ltd. (The)	28,000	131,365
#Keiyo Co., Ltd.	3,000	13,297
*Kenedix, Inc.	9	2,759
#Key Coffee, Inc.	2,900	50,602
#Kikkoman Corp.	1,000	11,681
Kinden Corp.	11,000	99,578
Kintetsu World Express, Inc.	1,800	46,130
Kirin Holdings Co., Ltd.	2,000	30,486
#Kisoji Co., Ltd.	2,500	53,259
Kissei Pharmaceutical Co., Ltd.	4,000	80,824
*Kitagawa Iron Works Co., Ltd.	22,000	22,059
Kita-Nippon Bank, Ltd. (The)	600	17,313
Kitano Construction Corp.	17,000	41,188

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kitz Corp.	18,000	$89,753
Kiyo Holdings, Inc.	97,000	120,274
Koa Corp.	2,800	28,792
Koatsu Gas Kogyo Co., Ltd.	3,000	17,880
*Kobe Steel, Ltd.	43,000	77,069
Kohnan Shoji Co., Ltd.	4,700	52,758
Koito Manufacturing Co., Ltd.	13,000	226,570
Kokuyo Co., Ltd.	13,600	103,897
Komatsu Seiren Co., Ltd.	9,000	35,441
Komatsu Wall Industry Co., Ltd.	1,800	19,976
Komeri Co., Ltd.	1,100	28,100
Komori Corp.	6,900	77,765
Konami Corp. ADR	200	3,360
Konica Minolta Holdings, Inc.	8,000	81,729
Konishi Co., Ltd.	2,500	23,661
Kose Corp.	1,300	26,261
K’s Holdings Corp.	2,400	76,230
Kubota Corp. Sponsored ADR	1,800	80,442
#Kumiai Chemical Industry Co., Ltd.	10,000	30,183
Kurabo Industries, Ltd.	9,000	13,980
Kureha Corp.	21,000	102,514
#Kurita Water Industries, Ltd.	200	6,193
Kuroda Electric Co., Ltd.	2,900	41,054
*Kurosaki Harima Corp.	15,000	28,074
Kyocera Corp. Sponsored ADR	1,252	116,085
Kyodo Printing Co., Ltd.	6,000	16,022
Kyoei Steel, Ltd.	2,400	42,962
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	19,567
*Kyokuto Securities Co, Ltd.	4,200	36,952
Kyokuyo Co., Ltd.	9,000	18,534
Kyorin Co., Ltd.	3,000	43,483
Kyoritsu Maintenance Co., Ltd.	2,000	30,288
Kyosan Electric Manufacturing Co., Ltd.	5,000	23,063
Kyowa Exeo Corp.	2,000	17,596
Kyowa Hakko Kirin Co., Ltd.	2,000	20,842
Kyudenko Corp.	3,000	18,062
*Leopalace21 Corp.	10,500	38,467
Life Corp.	1,000	16,896
Lintec Corp.	6,400	122,459
#Mabuchi Motor Co., Ltd.	1,400	76,548
Macnica, Inc.	3,000	49,749
Maeda Corp.	17,000	46,435
Maeda Road Construction Co., Ltd.	8,000	59,283
Maezawa Kaisei Industries Co., Ltd.	3,200	30,378
Maezawa Kyuso Industries Co., Ltd.	2,100	30,101
#*Makino Milling Machine Co., Ltd.	13,000	60,003
Makita Corp. Sponsored ADR	1,988	66,300
#Mandom Corp.	900	24,951
Marubeni Corp.	70,385	408,751
Marubun Corp.	5,600	32,257
Marudai Food Co., Ltd.	6,000	18,362
#Maruetsu, Inc. (The)	11,000	46,803
Maruha Nichiro Holdings, Inc.	35,000	48,614
Marui Group Co., Ltd.	23,500	143,440
#Maruichi Steel Tube, Ltd.	2,500	45,223
Marusan Securities Co., Ltd.	5,300	29,794
Maruwa Co., Ltd.	1,800	41,112
Maruzen Showa Unyu Co., Ltd.	6,000	19,214
Maspro Denkoh Corp.	2,200	19,995
Matsui Construction Co., Ltd.	7,000	27,136
*Matsuya Co., Ltd.	2,100	17,802

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Matsuya Foods Co., Ltd.	2,100	$31,238
Max Co., Ltd.	2,000	19,228
Maxvalu Tokai Co., Ltd.	1,500	18,438
*Mazda Motor Corp.	77,000	208,881
Medipal Holdings Corp.	5,400	67,550
#Megachips Corp.	1,100	15,673
*Megmilk Snow Brand Co., Ltd.	2,300	33,201
#Meidensha Corp.	13,000	57,653
*Meiji Holdings Co., Ltd.	2,650	100,002
#Meitec Corp.	600	10,317
#Meito Sangyo Co., Ltd.	1,100	15,224
Melco Holdings, Inc.	4,000	100,019
Mercian Corp.	12,000	25,005
Michinoku Bank, Ltd. (The)	12,000	23,332
Mikuni Coca-Cola Bottling Co., Ltd.	1,700	13,387
Mimasu Semiconductor Industry Co., Ltd.	700	8,338
*Minato Bank, Ltd. (The)	33,000	40,159
Ministop Co., Ltd.	2,400	28,289
Miraca Holdings, Inc.	800	23,865
Misumi Group, Inc.	3,400	59,090
*Mito Securities Co., Ltd.	14,000	31,330
*Mitsuba Corp.	3,000	12,934
*Mitsubishi Cable Industries, Ltd.	15,000	12,206
Mitsubishi Chemical Holdings Corp.	46,000	191,625
Mitsubishi Corp.	12,500	302,265
*Mitsubishi Electric Corp.	4,000	31,173
Mitsubishi Gas Chemical Co., Inc.	32,000	169,322
#Mitsubishi Heavy Industries, Ltd.	18,000	62,761
Mitsubishi Kakoki Kaisha, Ltd.	7,000	17,331
Mitsubishi Logistics Corp.	7,000	76,712
#*Mitsubishi Materials Corp.	66,000	171,248
Mitsubishi Paper Mills, Ltd.	31,000	36,633
Mitsubishi Pencil Co., Ltd.	1,400	17,812
Mitsubishi Rayon Co., Ltd.	18,000	74,462
*Mitsubishi Steel Manufacturing Co., Ltd.	20,000	34,869
Mitsubishi Tanabe Pharma Corp.	8,000	113,331
Mitsubishi UFJ Financial Group, Inc.	76,100	391,616
#Mitsubishi UFJ Financial Group, Inc. ADR	16,850	86,440
Mitsuboshi Belting, Ltd.	8,000	32,520
Mitsui & Co., Ltd.	3,000	44,125
Mitsui & Co., Ltd. Sponsored ADR	471	137,504
Mitsui Chemicals, Inc.	33,000	88,230
#Mitsui Engineering & Shipbuilding Co., Ltd.	31,000	74,871
*Mitsui Fudosan Co., Ltd.	2,000	33,636
*Mitsui High-Tec, Inc.	2,300	18,392
Mitsui Home Co., Ltd.	6,000	29,734
Mitsui Knowledge Industry Co., Ltd.	78	13,635
Mitsui Matsushima Co., Ltd.	29,000	47,573
*Mitsui Mining & Smelting Co., Ltd.	73,000	192,315
*Mitsui O.S.K. Lines, Ltd.	2,000	12,467
Mitsui Sugar Co., Ltd.	12,000	38,873
Mitsui Sumitomo Insurance Group Holdings, Inc.	5,400	135,164
Mitsui-Soko Co., Ltd.	7,000	24,955
*Mitsumi Electric Co., Ltd.	7,100	123,445
Mitsuuroko Co., Ltd.	2,600	18,213
Miura Co., Ltd.	700	17,984
Miyazaki Bank, Ltd. (The)	18,000	55,626
#Mizuho Financial Group, Inc.	43,000	82,984
*Mizuho Investors Securities Co., Ltd.	42,000	42,135
Mizuho Securities Co., Ltd.	43,000	126,688
Mizuno Corp.	12,000	57,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mochida Pharmaceutical Co., Ltd.	2,000	$19,696
Monex Group, Inc.	33	14,121
#Mori Seiki Co., Ltd.	7,600	76,643
Morinaga & Co., Ltd.	18,000	39,218
Morinaga Milk Industry Co., Ltd.	22,000	88,231
Morita Holdings Corp.	5,000	22,057
Mos Food Services, Inc.	1,400	23,204
MR Max Corp.	8,900	40,217
Murata Manufacturing Co., Ltd.	1,100	60,348
Musashino Bank, Ltd.	4,300	115,918
Nabtesco Corp.	10,000	117,757
Nachi-Fujikoshi Corp.	27,000	76,299
Nagano Bank, Ltd. (The)	12,000	24,042
Nagase & Co., Ltd.	12,000	139,387
Nakayama Steel Works, Ltd.	4,000	5,435
Namco Bandai Holdings, Inc.	1,100	10,951
#Nankai Electric Railway Co., Ltd.	9,000	36,403
#Nanto Bank, Ltd. (The)	18,000	97,668
NEC Capital Solutions, Ltd.	1,400	19,711
*NEC Corp.	78,000	201,121
#*NEC Electronics Corp.	3,200	26,669
NEC Fielding, Ltd.	1,600	23,269
NEC Mobiling, Ltd.	3,000	78,321
NEC Networks & System Integration Corp.	2,400	25,788
Net One Systems Co., Ltd.	12	13,522
Neturen Co., Ltd.	4,300	26,349
NGK Insulators, Ltd.	2,000	43,680
NGK Spark Plug Co., Ltd.	12,000	139,281
NHK Spring Co., Ltd.	21,000	182,533
*Nice Holdings, Inc.	9,000	19,494
Nichia Steel Works, Ltd.	10,000	26,519
*Nichias Corp.	11,000	40,485
*Nichiban Co., Ltd.	9,000	29,142
Nichicon Corp.	8,600	97,756
*Nichiden Corp.	1,400	33,499
#*Nichiha Corp.	6,300	46,545
#Nichii Gakkan Co.	5,400	49,980
#Nichirei Corp.	34,000	127,286
Nidec Sankyo Corp.	6,000	52,462
Nifco, Inc.	2,800	60,923
NIFTY Corp.	2	1,594
#Nihon Dempa Kogyo Co., Ltd.	2,400	50,265
Nihon Kohden Corp.	2,100	33,308
Nihon Parkerizing Co., Ltd.	3,000	37,979
Nihon Unisys, Ltd.	2,600	19,593
Nikkiso Co., Ltd.	8,000	45,352
Nikon Corp.	1,000	20,515
Nippo Corp.	9,000	61,311
Nippon Beet Sugar Manufacturing Co., Ltd.	18,000	48,198
#Nippon Carbon Co., Ltd.	16,000	45,384
Nippon Ceramic Co., Ltd.	1,500	17,870
Nippon Chemical Industrial Co., Ltd.	18,000	41,372
*Nippon Chemi-Con Corp.	16,000	58,998
Nippon Coke & Engineering Co., Ltd.	28,000	30,985
#Nippon Denko Co., Ltd.	11,000	66,785
Nippon Densetsu Kogyo Co., Ltd.	6,000	46,030
Nippon Denwa Shisetu Co., Ltd.	10,000	30,118
Nippon Electric Glass Co., Ltd.	6,000	84,405
Nippon Express Co., Ltd.	23,000	96,396
Nippon Filcon Co., Ltd.	1,100	5,449
Nippon Fine Chemical Co., Ltd.	4,800	37,159

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Flour Mills Co., Ltd.	12,000	$59,157
Nippon Gas Co., Ltd.	2,700	41,507
Nippon Kayaku Co., Ltd.	17,000	142,029
Nippon Koei Co., Ltd.	12,000	37,793
Nippon Konpo Unyu Soko Co., Ltd.	9,000	95,799
*Nippon Light Metal Co., Ltd.	53,000	51,807
Nippon Meat Packers, Inc.	13,000	163,858
Nippon Metal Industry Co., Ltd.	9,000	13,878
Nippon Mining Holdings, Inc.	36,000	155,023
Nippon Oil Corp.	21,000	98,128
#Nippon Paint Co., Ltd.	11,000	68,468
Nippon Paper Group, Inc.	2,224	58,064
*Nippon Road Co., Ltd. (The)	12,000	24,154
Nippon Seiki Co., Ltd.	8,000	88,074
#Nippon Sheet Glass Co., Ltd.	58,000	149,810
Nippon Shinyaku Co., Ltd.	8,000	91,239
Nippon Shokubai Co., Ltd.	10,000	89,007
Nippon Signal Co., Ltd.	3,500	33,399
Nippon Soda Co., Ltd.	15,000	55,465
Nippon Steel Corp.	12,000	43,513
#Nippon Suisan Kaisha, Ltd.	31,200	90,567
Nippon Synthetic Chemical Industry Co., Ltd. (The)	5,000	35,437
Nippon Television Network Corp.	70	9,535
Nippon Thompson Co., Ltd.	10,000	56,715
Nippon Valqua Industries, Ltd.	16,000	29,659
#Nippon Yakin Kogyo Co., Ltd.	10,500	39,246
*Nippon Yusen K.K.	36,000	124,290
#Nipponkoa Insurance Co., Ltd.	8,000	46,065
#Nipro Corp.	4,000	84,122
Nishimatsu Construction Co., Ltd.	35,000	40,507
Nishimatsuya Chain Co., Ltd.	1,900	16,383
Nishi-Nippon Bank, Ltd.	67,000	173,146
Nishi-Nippon Railroad Co., Ltd.	5,000	19,366
*Nissan Motor Co., Ltd.	37,900	308,082
Nissan Shatai Co., Ltd.	7,000	59,408
Nissay Dowa General Insurance Co., Ltd.	12,000	57,267
Nissei Corp.	5,400	38,667
Nisshin Oillio Group, Ltd. (The)	15,000	80,174
#Nisshin Seifun Group, Inc.	3,500	46,764
Nisshin Steel Co., Ltd.	74,000	125,552
Nisshinbo Holdings, Inc.	17,000	147,657
Nissin Corp.	9,000	19,111
Nissin Electric Co., Ltd.	4,000	19,919
Nissin Kogyo Co., Ltd.	3,300	51,084
Nissui Pharmaceutical Co., Ltd.	3,400	25,187
#Nitori Co., Ltd.	300	22,629
Nitta Corp.	3,300	48,353
Nittetsu Mining Co., Ltd.	6,000	26,516
Nitto Boseki Co., Ltd.	33,000	72,723
Nitto Denko Corp.	3,500	134,794
Nitto Electric Works, Ltd.	2,100	21,441
Nitto Kohki Co., Ltd.	2,400	50,482
Nitto Seiko Co., Ltd.	7,000	17,859
Noevir Co., Ltd.	3,900	42,100
NOF Corp.	28,000	114,166
Nohmi Bosai, Ltd.	4,000	23,865
NOK Corp.	16,500	245,276
Nomura Co., Ltd.	6,000	15,458
#Nomura Holdings, Inc. ADR	7,820	58,494
#Nomura Real Estate Holdings, Inc.	2,700	40,320
#Nomura Research Institute, Ltd.	1,100	24,442

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Noritake Co., Ltd.	15,000	$39,317
Noritsu Koki Co., Ltd.	5,600	37,593
Noritz Corp.	1,700	21,297
NS Solutions Corp.	1,100	16,911
NSD Co., Ltd.	1,900	20,264
#NSK, Ltd.	36,000	261,016
NTN Corp.	46,000	198,856
NTT DoCoMo, Inc. Sponsored ADR	3,100	46,190
#Obayashi Corp.	24,000	84,744
Obic Co., Ltd.	190	35,631
Oenon Holdings, Inc.	11,000	20,753
Ogaki Kyoritsu Bank, Ltd. (The)	34,000	116,172
Oiles Corp.	1,080	14,792
Oita Bank, Ltd. (The)	22,000	78,376
Oji Paper Co., Ltd.	23,000	96,547
Okabe Co., Ltd.	4,000	13,824
Okamoto Industries, Inc.	5,000	19,116
Okamura Corp.	3,000	15,073
Okasan Securities Group, Inc.	25,000	118,839
*Oki Electric Industry Co., Ltd.	41,000	34,824
Okinawa Electric Power Co., Ltd.	700	38,006
#OKUMA Corp.	18,000	103,678
Okumura Corp.	22,000	79,995
Okuwa Co., Ltd.	1,000	9,912
Olympus Corp.	1,000	29,963
Omron Corp.	2,400	47,952
Ono Pharmaceutical Co., Ltd.	300	13,383
Onoken Co., Ltd.	4,800	35,268
#Onward Holdings Co., Ltd.	12,000	77,688
Optex Co., Ltd.	2,700	26,723
Organo Corp.	7,000	44,989
Osaka Steel Co., Ltd.	1,200	19,765
#Osaka Titanium Technologies Co., Ltd.	1,600	51,804
#Osaki Electric Co., Ltd.	7,000	67,347
#OSG Corp.	6,400	69,969
Oyo Corp.	1,400	10,493
Pacific Golf Group International Holdings K.K.	67	47,452
Pacific Industrial Co., Ltd.	8,000	41,724
#Pacific Metals Co., Ltd.	13,000	86,450
#Pack Corp. (The)	1,500	19,519
*Pal Co., Ltd.	2,150	43,356
PanaHome Corp.	12,000	75,771
Panasonic Corp. Sponsored ADR	22,995	361,251
Panasonic Electric Works Co., Ltd.	10,000	109,528
Paramount Bed Co., Ltd.	2,000	40,138
Parco Co., Ltd.	9,400	73,080
Paris Miki Holdings, Inc.	1,800	15,694
Park24 Co., Ltd.	2,100	22,061
*Penta-Ocean Construction Co., Ltd.	12,500	12,990
#Pigeon Corp.	1,400	55,102
Pilot Corp.	17	18,231
Piolax, Inc.	700	11,953
#*Pioneer Electronic Corp.	22,000	85,537
Plenus Co., Ltd.	2,800	40,634
Press Kogyo Co., Ltd.	3,000	5,456
*Prima Meat Packers, Ltd.	35,000	36,447
#Q.P. Corp.	3,200	35,651
*Raito Kogyo Co., Ltd.	11,300	24,969
Rengo Co., Ltd.	8,000	47,335
Resona Holdings, Inc.	1,200	14,968
Resorttrust, Inc.	1,500	18,627

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Rhythm Watch Co., Ltd.	21,000	$32,789
Ricoh Co., Ltd.	10,000	143,147
Ricoh Leasing Co., Ltd.	1,900	43,140
*Right On Co., Ltd.	3,000	22,910
Riken Corp.	5,000	17,293
Riken Keiki Co., Ltd.	6,300	39,780
Riken Technos Corp.	16,000	40,985
*Riken Vitamin Co., Ltd.	100	2,662
Rinnai Corp.	700	32,699
#RISA Partners, Inc.	17	10,126
Rock Field Co., Ltd.	1,200	16,142
Rohm Co., Ltd.	4,300	289,738
Roland Corp.	1,200	10,291
Roland DG Corp.	3,300	44,393
Round One Corp.	5,100	33,373
Royal Co., Ltd.	1,700	17,050
*Ryobi, Ltd.	27,000	66,698
Ryoden Trading Co., Ltd.	3,000	14,690
#Ryohin Keikaku Co., Ltd.	900	38,231
Ryosan Co., Ltd.	4,100	98,515
Ryoyo Electro Corp.	1,800	15,240
Saibu Gas Co., Ltd.	7,000	19,458
Saizeriya Co., Ltd.	1,400	26,276
Sakai Chemical Industry Co., Ltd.	6,000	28,914
Sakata INX Corp.	12,000	49,323
Sakata Seed Corp.	5,500	70,552
Sala Corp.	6,500	39,258
*San-A Co., Ltd.	1,700	60,727
San-Ai Oil Co., Ltd.	5,000	19,083
*Sanden Corp.	25,000	69,412
Sanei-International Co., Ltd.	3,700	40,090
San-in Godo Bank, Ltd. (The)	20,000	158,771
Sankei Building Co., Ltd.	7,600	46,813
#Sanken Electric Co., Ltd.	18,000	50,589
Sanki Engineering Co., Ltd.	8,000	53,841
Sankyo Co., Ltd.	600	32,082
*Sankyo-Tateyama Holdings, Inc.	15,000	18,601
Sankyu, Inc.	4,000	19,036
Sanoh Industrial Co., Ltd.	10,100	64,580
Sanshin Electronics Co., Ltd.	2,300	17,496
Santen Pharmaceutical Co., Ltd.	600	18,884
Sanwa Holdings Corp.	24,000	65,256
Sanyo Chemical Industries, Ltd.	5,000	28,202
Sanyo Denki Co., Ltd.	12,000	39,906
#Sanyo Shokai, Ltd.	5,000	15,945
Sanyo Special Steel Co., Ltd.	17,000	64,805
#Sapporo Hokuyo Holdings, Inc.	34,400	139,082
Sapporo Holdings, Ltd.	4,000	21,043
Sato Corp.	1,200	13,300
Sato Shoji Corp.	4,500	22,433
SBI Holdings, Inc.	1,158	220,154
Scroll Corp.	6,900	23,858
*Secom Joshinetsu Co., Ltd.	200	4,253
Sega Sammy Holdings, Inc.	4,700	53,203
*Seika Corp.	18,000	38,338
#Seikagaku Corp.	3,900	40,058
Seiko Epson Corp.	7,500	125,040
Seiko Holdings Corp.	5,000	8,546
Seino Holdings Co., Ltd.	17,000	113,534
Seiren Co., Ltd.	5,200	31,665
Sekisui Chemical Co., Ltd.	14,000	94,580

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sekisui House, Ltd.	17,000	$160,540
Sekisui Jushi Co., Ltd.	4,000	33,273
Sekisui Plastics Co., Ltd.	10,000	47,077
#Senko Co., Ltd.	7,000	26,134
Senshukai Co., Ltd.	2,300	12,509
Seven & I Holdings Co., Ltd.	4,000	87,427
Sharp Corp.	12,000	143,280
*Shibaura Mechatronics Corp.	4,000	15,067
#Shibusawa Warehouse Co., Ltd.	5,000	15,894
Shibuya Kogyo Co., Ltd.	3,200	26,220
Shiga Bank, Ltd.	19,000	112,491
#Shikibo, Ltd.	27,000	39,303
Shikoku Bank, Ltd.	22,000	69,155
Shikoku Chemicals Corp.	7,000	38,060
#Shima Seiki Manufacturing Co., Ltd.	2,700	51,743
Shimachu Co., Ltd.	5,300	107,872
#Shimadzu Corp.	4,000	26,404
#Shimano, Inc.	400	16,354
#Shimizu Bank, Ltd.	400	16,085
#Shimizu Corp.	16,000	60,739
Shin Nippon Air Technologies Co., Ltd.	3,200	21,922
Shinagawa Refractories Co., Ltd.	14,000	28,309
*Shindengen Electric Manufacturing Co., Ltd.	19,000	51,210
Shin-Etsu Chemical Co., Ltd.	800	41,840
Shin-Etsu Polymer Co., Ltd.	5,700	35,850
Shinkawa, Ltd.	1,400	21,508
Shin-Keisei Electric Railway Co., Ltd.	5,000	19,937
Shinko Electric Industries Co., Ltd.	2,200	29,607
Shinko Plantech Co., Ltd.	2,700	28,896
Shinko Shoji Co., Ltd.	6,100	50,530
Shinmaywa Industries, Ltd.	10,000	31,024
*Shinsei Bank, Ltd.	77,000	95,762
*Shinwa Kaiun Kaisha, Ltd.	11,000	34,268
#Shionogi & Co., Ltd.	1,000	20,608
*Ship Health Care Holdings, Inc.	70	39,462
*Shiroki Co., Ltd.	11,000	27,011
Shizuoka Bank, Ltd.	7,000	60,375
Shizuoka Gas Co., Ltd.	7,000	46,480
Shochiku Co., Ltd.	2,000	18,426
Showa Corp.	2,200	12,228
Showa Denko K.K.	99,000	202,566
Showa Sangyo Co., Ltd.	6,000	19,600
Showa Shell Sekiyu K.K.	4,400	34,684
Sinanen Co., Ltd.	4,000	16,804
Sinfonia Technology Co., Ltd.	16,000	34,822
Sintokogio, Ltd.	8,000	61,220
SKY Perfect JSAT Holdings, Inc.	172	73,520
SMC Corp.	200	24,142
#SMK Corp.	5,000	25,670
Sogo Medical Co., Ltd.	100	2,225
Sohgo Security Services Co., Ltd.	7,500	86,504
Sojitz Corp.	110,400	203,010
Sompo Japan Insurance, Inc.	34,000	221,604
Sony Corp.. Sponsored ADR	13,740	456,580
Sotoh Co., Ltd.	1,500	14,167
#Square Enix Holdings Co., Ltd.	1,400	27,969
SRI Sports, Ltd.	46	44,020
SSP Co., Ltd.	4,000	22,964
Stanley Electric Co., Ltd.	3,800	72,410
Star Micronics Co., Ltd.	5,400	51,301
Starzen Corp.	7,000	18,269

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumida Corp.	5,400	$42,986
Sumikin Bussan Corp.	12,000	23,998
Sumisho Computer Systems Corp.	3,800	53,160
Sumitomo Bakelite Co., Ltd.	25,000	135,384
Sumitomo Chemical Co., Ltd.	37,000	166,246
Sumitomo Corp.	12,900	145,218
Sumitomo Densetsu Co., Ltd.	7,100	36,366
Sumitomo Electric Industries, Ltd.	16,000	208,988
Sumitomo Forestry Co., Ltd.	12,400	91,043
*Sumitomo Heavy Industries, Ltd.	12,000	61,186
*Sumitomo Light Metal Industries, Ltd.	16,000	13,576
Sumitomo Metal Industries, Ltd.	6,000	16,512
Sumitomo Metal Mining Co., Ltd.	9,000	125,244
#Sumitomo Mitsui Financial Group, Inc.	6,900	222,712
Sumitomo Osaka Cement Co., Ltd.	43,000	62,453
Sumitomo Pipe & Tube Co., Ltd.	3,700	19,303
Sumitomo Precision Products Co., Ltd.	7,000	19,768
Sumitomo Realty & Development Co., Ltd.	1,000	17,720
Sumitomo Rubber Industries, Ltd.	1,900	14,864
Sumitomo Seika Chemicals Co., Ltd.	9,000	34,743
Sumitomo Trust & Banking Co., Ltd.	19,000	105,263
Sumitomo Warehouse Co., Ltd.	23,000	100,710
SUNX, Ltd.	9,300	33,606
#Suruga Bank, Ltd.	6,000	52,931
Suzuken Co., Ltd.	2,000	66,732
#Suzuki Motor Corp.	3,000	67,804
*SWCC Showa Holdings Co., Ltd.	12,000	11,457
T. Hasegawa Co., Ltd.	3,100	42,842
Tachi-S Co., Ltd.	8,500	72,885
Tadano, Ltd.	13,000	62,081
Taihei Dengyo Kaisha, Ltd.	3,000	24,840
Taihei Kogyo Co., Ltd.	6,000	24,280
*Taiheiyo Cement Corp.	74,000	83,287
Taiho Kogyo Co., Ltd.	1,800	11,448
Taikisha, Ltd.	3,500	50,051
*Taiko Bank, Ltd. (The)	1,000	2,295
Taisei Corp.	60,000	116,036
Taisho Pharmaceutical Co., Ltd.	1,000	17,424
Taiyo Nippon Sanso Corp.	2,000	19,677
#Taiyo Yuden Co., Ltd.	13,000	199,550
Takachiho Electric Co., Ltd.	3,700	41,787
Takamatsu Construction Group Co., Ltd.	2,600	32,772
Takara Holdings, Inc.	6,000	33,102
Takara Standard Co., Ltd.	13,000	73,122
Takasago International Corp.	3,000	14,508
#Takasago Thermal Engineering Co., Ltd.	8,000	66,565
#Takashimaya Co., Ltd.	22,000	159,966
*Takata Corp.	2,900	63,805
Takeda Pharmaceutical Co., Ltd.	2,100	92,118
Takihyo Co., Ltd.	8,000	41,123
*Takuma Co., Ltd.	8,000	19,933
Tamron Co., Ltd.	1,500	17,408
*Tamura Corp.	11,000	33,983
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	36,002
TDK Corp.	2,000	129,191
TDK Corp. Sponsored ADR	4,120	263,680
*Tecmo Koei Holdings Co., Ltd.	3,910	30,221
Teijin, Ltd.	30,000	90,975
Teikoku Tsushin Kogyo Co., Ltd.	13,000	30,621
*Tekken Corp.	42,000	37,071
Tenma Corp.	2,100	24,272

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
THK Co., Ltd.	7,200	$142,133
TKC Corp.	900	16,659
Toa Corp.	10,000	10,353
Toa Oil Co., Ltd.	24,000	24,994
Toagosei Co., Ltd.	26,000	99,510
#Tobu Railway Co., Ltd.	3,000	16,099
*Tobu Store Co., Ltd.	1,000	3,063
TOC Co., Ltd.	13,500	53,317
Tochigi Bank, Ltd.	12,000	51,179
#Toda Corp.	25,000	85,020
#Toda Kogyo Corp.	12,000	80,076
Toei Co., Ltd.	12,000	64,481
Toenec Corp.	3,000	16,441
Toho Bank, Ltd.	22,000	70,274
*Toho Co., Ltd.	1,000	3,759
Toho Gas Co., Ltd.	3,000	15,765
Toho Holdings Co., Ltd.	3,400	44,987
Toho Real Estate Co., Ltd.	5,400	29,294
#Toho Zinc Co., Ltd.	23,000	105,742
Tokai Carbon Co., Ltd.	20,000	93,486
Tokai Rika Co., Ltd.	6,500	136,243
Tokai Rubber Industries, Ltd.	4,100	47,367
Tokai Tokyo Financial Holdings, Inc.	26,000	97,900
Token Corp.	1,110	24,007
Tokio Marine Holdings, Inc.	2,900	77,976
*Toko, Inc.	28,000	41,148
Tokushima Bank, Ltd.	6,000	21,200
Tokushu Tokai Holdings Co., Ltd.	8,000	19,929
*Tokuyama Corp.	5,000	26,531
*Tokyo Broadcasting System, Inc.	700	10,424
#Tokyo Dome Corp.	17,000	49,069
Tokyo Electron, Ltd.	1,000	60,748
Tokyo Energy & Systems, Inc.	5,000	32,000
Tokyo Ohka Kogyo Co., Ltd.	5,300	92,323
Tokyo Rakutenchi Co., Ltd.	7,000	27,879
#Tokyo Rope Manufacturing Co., Ltd.	7,000	17,530
#*Tokyo Seimitsu Co., Ltd.	5,800	78,687
#Tokyo Steel Manufacturing Co., Ltd.	8,500	84,250
Tokyo Style Co., Ltd.	11,000	77,566
Tokyo Tatemono Co., Ltd.	27,000	106,841
*Tokyo Theatres Co., Inc.	21,000	33,053
Tokyo Tomin Bank, Ltd.	4,600	61,936
Tokyotokeiba Co., Ltd.	10,000	14,421
Tokyu Community Corp.	2,600	58,587
*Tokyu Construction Co., Ltd.	7,700	19,515
Tokyu Corp.	3,000	12,165
Tokyu Land Corp.	27,000	101,829
*Toli Corp.	9,000	16,053
Tomato Bank, Ltd.	8,000	16,551
Tomoku Co., Ltd.	12,000	26,191
Tomy Co., Ltd.	6,400	51,520
Tonami Holdings Co., Ltd.	11,000	21,924
#Topcon Corp.	5,200	26,798
*Toppan Forms Co., Ltd.	3,000	31,810
#Toppan Printing Co., Ltd.	23,000	200,211
Topre Corp.	3,800	34,008
Topy Industries, Ltd.	28,000	46,715
Toray Industries, Inc.	6,000	32,783
Torigoe Co., Ltd.	2,100	18,034
Torii Pharmaceutical Co., Ltd.	1,800	33,878
Toshiba Machine Co., Ltd.	20,000	77,110

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Toshiba TEC Corp.	27,000	$100,783
Tosho Printing Co., Ltd.	6,000	10,350
#*Tosoh Corp.	47,000	120,864
Totetsu Kogyo Co., Ltd.	3,000	16,869
*TOTO, Ltd.	2,000	12,106
#Tottori Bank, Ltd.	6,000	16,214
*Towa Bank, Ltd.	17,000	12,214
#Toyo Corp.	1,600	12,943
Toyo Engineering Corp.	4,000	12,769
Toyo Ink Manufacturing Co., Ltd.	31,000	127,751
Toyo Kanetsu K.K.	10,000	18,417
Toyo Kohan Co., Ltd.	4,000	20,274
*Toyo Securities Co., Ltd.	6,000	11,036
Toyo Seikan Kaisha, Ltd.	7,200	101,492
Toyo Suisan Kaisha, Ltd.	1,000	26,389
#Toyo Tanso Co, Ltd.	300	15,675
*Toyo Tire & Rubber Co., Ltd.	24,000	40,828
Toyo Wharf & Warehouse Co., Ltd.	18,000	32,832
Toyobo Co., Ltd.	51,000	77,142
Toyoda Gosei Co., Ltd.	4,300	118,403
Toyota Auto Body Co., Ltd.	3,600	63,284
#Toyota Motor Corp. Sponsored ADR	7,600	585,200
Toyota Tsusho Corp.	9,500	144,138
#*Trans Cosmos, Inc.	3,400	30,648
*Trend Micro, Inc.	500	18,637
Trusco Nakayama Corp.	1,200	16,759
TS Tech Co., Ltd.	1,400	26,437
Tsubakimoto Chain Co.	11,000	48,992
*Tsugami Corp.	15,000	52,255
Tsukishima Kikai Co., Ltd.	2,000	11,759
Tsumura & Co.	700	22,149
Tsuruha Holdings, Inc.	800	29,860
Tsurumi Manufacturing Co., Ltd.	4,000	27,861
Tsutsumi Jewelry Co., Ltd.	1,300	24,645
TV Asahi Corp.	11	17,836
Ube Industries, Ltd.	3,000	7,769
Ube Material Industries, Ltd.	4,000	9,935
Uchida Yoko Co., Ltd.	4,000	11,580
#Ulvac, Inc.	5,300	134,217
#Uni-Charm Corp.	600	57,060
#Unicharm Petcare Corp.	1,400	46,651
*Uniden Corp.	4,000	9,241
Unimat Offisco Corp.	2,200	21,596
Union Tool Co.	1,100	30,814
#Unipres Corp.	2,300	36,340
United Arrows, Ltd.	6,100	57,836
*Unitika, Ltd.	71,000	54,967
UNY Co., Ltd.	18,300	140,188
U-Shin, Ltd.	2,100	12,107
*Ushio, Inc.	1,500	25,372
USS Co., Ltd.	400	24,289
Valor Co., Ltd.	5,100	40,741
VANTEC Corp.	25	34,611
*Vital KSK Holdings, Inc.	5,300	32,854
Wacoal Corp.	6,000	70,443
Warabeya Nichiyo Co., Ltd.	1,900	23,176
Watabe Wedding Corp.	2,500	27,804
Wood One Co., Ltd.	6,000	14,569
Xebio Co., Ltd.	2,900	54,413
Yachiyo Bank, Ltd.	2,300	51,193
#Yakult Honsha Co., Ltd.	900	26,094

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yamada Denki Co., Ltd.	200	$12,860
Yamagata Bank, Ltd.	20,000	95,281
Yamaguchi Financial Group, Inc.	15,000	148,631
Yamaha Corp.	13,800	163,865
#*Yamaha Motor Co., Ltd.	9,500	129,327
Yamamura Glass Co., Ltd.	9,000	28,788
Yamanashi Chuo Bank, Ltd.	16,000	68,302
#Yamatake Corp.	1,800	39,436
#Yamatane Corp.	11,000	14,698
Yamato Holdings Co., Ltd.	3,000	41,202
Yamato Kogyo Co., Ltd.	500	15,711
#Yamazaki Baking Co., Ltd.	3,000	36,407
Yamazen Co., Ltd.	7,800	26,405
#Yaskawa Electric Corp.	15,000	124,154
#Yasuda Warehouse Co., Ltd. (The)	3,400	21,208
Yellow Hat, Ltd.	3,500	27,101
Yodogawa Steel Works, Ltd.	22,000	90,077
Yokogawa Bridge Holdings Corp.	3,000	22,863
#Yokogawa Electric Corp.	17,500	141,188
Yokohama Reito Co., Ltd.	4,000	27,435
#Yokohama Rubber Co., Ltd.	28,000	105,922
Yomeishu Seizo Co., Ltd.	2,000	18,666
Yondenko Corp.	8,000	40,732
Yonekyu Corp.	1,000	9,251
Yonex Co., Ltd.	3,600	26,855
Yorozu Corp.	2,800	35,689
Yoshinoya Holdings Co., Ltd.	14	15,525
Yuasa Trading Co., Ltd.	26,000	22,053
Yurtec Corp.	4,000	20,040
Yushiro Chemical Industry Co., Ltd.	3,800	49,579
Zeon Corp.	30,000	147,795
Zuken, Inc.	5,900	43,077

TOTAL JAPAN		58,782,703

MALAYSIA — (0.0%)
*Samling Global, Ltd. Berhad	416,000	35,458

NETHERLANDS — (2.7%)
Aalberts Industries NV	12,970	188,640
Accell Group NV	381	17,878
*Aegon NV	56,392	336,974
*Aegon NV ADR	7,400	43,808
*AFC Ajax NV	70	630
#*Akzo Nobel NV	6,274	373,471
#*AMG Advanced Metallurgical Group NV	3,308	37,683
#Arcadis NV	3,933	87,062
ArcelorMittal NV ADR	10,232	395,774
*ASM International NV	3,777	86,930
ASML Holding NV ADR	11,971	374,094
*BinckBank NV	3,074	53,834
Brunel International NV	1,958	72,228
*Crucell NV ADR	7,100	137,740
#*Draka Holding NV	4,685	79,407
Exact Holding NV	2,291	60,147
#Fugro NV	6,305	373,921
#Grontmij NV	1,470	36,195
*Heijmans NV	433	7,723
Heineken Holding NV	2,143	90,113
Heineken NV	3,576	176,433
Imtech NV	4,394	118,710
*ING Groep NV	15,875	148,664

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
*ING Groep NV Sponsored ADR	72,426	$680,804
*InnoConcepts NV	10,068	11,515
KAS Bank NV	982	18,785
Kendrion NV	366	4,907
Koninklijke Ahold NV	12,507	157,161
Koninklijke Bam Groep NV	14,403	141,236
Koninklijke Boskalis Westminster NV	4,232	148,575
Koninklijke DSM NV	11,964	557,617
Koninklijke Ten Cate NV	1,971	51,922
Koninklijke Vopak NV	1,806	135,274
Macintosh Retail Group NV	1,465	26,775
Mediq NV	5,395	97,291
Nutreco Holding NV	2,833	150,290
*Oce NV	15,234	182,770
*Ordina NV	690	5,123
Philips Electronics NV	22,955	693,199
Philips Electronics NV ADR	16,676	504,282
*Punch Graphix NV	5,490	15,452
#*Randstad Holdings NV	8,716	418,303
Reed Elsevier NV ADR	1,500	35,745
#SBM Offshore NV	14,493	282,862
Sligro Food Group NV	1,682	50,864
Smit Internationale NV	1,288	110,320
*SNS Reaal Groep NV	3,212	18,826
*Super De Boer NV	7,243	—
Telegraaf Media Groep NV	2,489	47,407
TKH Group NV	2,220	42,597
TNT NV	10,061	288,835
#*TomTom NV	14,320	116,063
*Unit 4 Agresso NV	3,876	91,900
*USG People NV	7,557	144,209
#Wavin NV	8,920	20,194
Wolters Kluwer NV	5,735	119,707

TOTAL NETHERLANDS		8,668,869

NEW ZEALAND — (0.3%)
*AFFCO Holdings, Ltd.	38,923	10,128
Air New Zealand, Ltd.	107,191	97,122
Auckland International Airport, Ltd. (6123707)	71,224	96,973
*Auckland International Airport, Ltd. (61237RR)	4,452	6,061
Contact Energy, Ltd.	16,534	67,099
*Fisher & Paykel Appliances Holdings, Ltd.	133,540	56,090
#Fisher & Paykel Healthcare Corp., Ltd.	30,964	73,442
#Fletcher Building, Ltd.	45,972	255,418
Infratil, Ltd.	10,356	11,945
New Zealand Oil & Gas, Ltd.	17,546	18,683
New Zealand Refining Co., Ltd.	14,184	36,481
Nuplex Industries, Ltd.	6,786	15,361
Port of Tauranga, Ltd.	13,029	65,057
Ryman Healthcare, Ltd.	15,947	23,425
Sky City Entertainment Group, Ltd.	15,183	35,104
Sky Network Television, Ltd.	9,019	30,331
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	10,881
Tower, Ltd.	15,084	20,851
Trustpower, Ltd.	8,996	46,052

TOTAL NEW ZEALAND		976,504

NORWAY — (1.4%)
Acergy SA	5,100	77,552
Aker Kvaerner ASA	4,300	57,384
#*Aktiv Kapital ASA	300	2,162

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Atea ASA	7,000	$58,777
#*Austevoll Seafood ASA	7,020	52,451
#*Blom ASA	1,630	3,240
Bonheur ASA	350	10,311
*BW Offshore, Ltd.	4,000	5,509
*Cermaq ASA	7,200	71,139
*Copeinca ASA	2,400	19,401
#*Det Norske Oljeselskap ASA (B15GGN4)	64,000	61,474
*Det Norske Oljeselskap ASA (B1L95G3)	4,785	25,938
*DnB NOR ASA Series A	53,292	601,800
*Dockwise, Ltd.	2,541	76,112
#*DOF ASA	2,200	13,775
*EDB Business Partner ASA	3,200	12,369
#*Eitzen Chemical ASA	14,172	4,806
Ekornes ASA	2,840	61,038
Farstad Shipping ASA	3,400	78,927
Fred Olsen Energy ASA	450	17,593
Frontline, Ltd.	320	9,616
Ganger Rolf ASA	966	26,088
*Golar LNG Energy, Ltd.	171	299
*Golar LNG, Ltd. (7139695)	1,200	14,122
*Golar LNG, Ltd. (G9456A100)	3,400	39,848
Kongsberg Gruppen ASA	960	13,813
#*Marine Harvest ASA	370,000	330,528
#*Norsk Hydro ASA	52,300	379,300
#*Norske Skogindustrier ASA Series A	37,500	62,149
Odfjell ASA Series A	3,500	31,302
Orkla ASA	24,650	222,292
*Petroleum-Geo Services ASA	27,000	335,991
*Pronova BioPharma ASA	7,500	22,068
Prosafe ASA	1,788	10,022
*Prosafe Production Public, Ltd.	15,700	31,239
#*Renewable Energy Corp. ASA	5,553	32,202
*Schibsted ASA	4,894	107,282
#SeaDrill, Ltd.	7,800	176,991
#*Sevan Marine ASA	15,500	22,311
Solstad Offshore ASA	2,300	44,155
*Songa Offshore SE	7,100	39,554
SpareBanken 1 SMN	12,657	111,195
*Storebrand ASA	37,700	263,566
*Subsea 7, Inc.	5,700	94,737
Tandberg ASA Series A	2,700	75,835
*TGS Nopec Geophysical Co. ASA	17,200	328,216
Tomra Systems ASA	13,900	64,569
Veidekke ASA	3,849	32,750
Wilh. Wilhelmsen ASA	1,091	23,743
#Yara International ASA	1,580	65,965

TOTAL NORWAY		4,323,506

PORTUGAL — (0.5%)
#*Altri SGPS SA	8,148	47,237
#Banco BPI SA	37,043	103,142
#Banco Comercial Portugues SA	221,300	239,108
Banco Espirito Santo SA	30,282	176,231
Banif SGPS SA	7,050	12,162
Brisa SA	7,265	68,953
Cimpor Cimentos de Portugal SA	9,436	79,520
*Finibanco Holdings SGPS SA	5,406	11,369
#Galp Energia SGPS SA Series B	1,599	25,498
#*Impresa Sociedade Gestora de Participacoes SA	24,471	53,080
Jeronimo Martins SGPS SA	6,158	59,086

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
#*Martifer SGPS SA	5,596	$26,449
Mota-Engil SGPS SA	16,305	74,189
*Novabase SGPS SA	1,834	10,613
#Portucel-Empresa Produtora de Pasta de Papel SA	41,416	109,116
Portugal Telecom SA	5,144	53,085
*Redes Energeticas Nacionais SA	5,966	23,929
*Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	10,610
Sociedade de Investimento e Gestao SGPS SA	8,887	93,462
#*Sonae Industria SGPS SA	19,156	65,740
#Sonae SGPS SA	87,000	107,713
*Sonaecom SGPS SA	5,604	14,141
#*Teixeira Duarte Engenharia e Construcoes SA	10,457	13,607
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	114,236

TOTAL PORTUGAL		1,592,276

SINGAPORE — (1.4%)
Allgreen Properties, Ltd.	159,000	131,466
*Asia Food & Properties, Ltd.	53,000	19,610
*ASL Marine Holdings, Ltd.	53,000	34,086
*Banyan Tree Holdings, Ltd.	68,000	33,873
Bukit Sembawang Estates, Ltd.	17,000	54,619
Capitaland, Ltd.	58,500	159,038
China Aviation Oil Singapore Corp., Ltd.	54,000	42,339
*China Energy, Ltd.	211,000	33,220
*China XLX Fertiliser, Ltd.	83,000	31,824
City Developments, Ltd.	15,000	113,677
Comfortdelgro Corp., Ltd.	14,000	15,777
#Cosco Corp. (Singapore), Ltd.	50,000	44,385
#Creative Technology Co., Ltd.	3,750	15,571
CSE Global, Ltd.	103,000	64,029
DBS Group Holdings, Ltd.	28,500	287,144
*Delong Holdings, Ltd.	15,000	6,604
#Ezra Holdings, Ltd.	65,000	97,088
*First Resources, Ltd.	21,000	16,002
Fraser & Neave, Ltd.	58,000	170,569
*Golden Agri-Resources, Ltd.	250,000	91,896
Goodpack, Ltd.	15,000	13,052
Guocoland, Ltd.	40,000	62,471
Hi-P International, Ltd.	76,000	37,100
Ho Bee Investment, Ltd.	36,000	41,815
*Hong Fok Corp., Ltd.	89,000	40,799
Hong Leong Asia, Ltd.	28,000	72,178
Hotel Properties, Ltd.	30,000	43,499
Hyflux, Ltd.	23,000	53,780
*Indofood Agri Resources, Ltd.	30,000	43,153
Jardine Cycle & Carriage, Ltd.	8,000	143,011
#Jaya Holdings, Ltd.	20,000	8,530
Keppel Corp., Ltd.	7,000	41,360
Keppel Land, Ltd.	57,000	131,855
Keppel Telecommunications & Transportation, Ltd.	58,000	57,101
Kim Eng Holdings, Ltd.	45,000	63,502
#KS Energy Services, Ltd.	68,000	61,572
Metro Holdings, Ltd.	31,000	17,078
#Midas Holdings, Ltd.	116,000	81,875
MobileOne, Ltd.	11,000	16,159
#Neptune Orient Lines, Ltd.	91,250	111,363
NSL, Ltd.	16,000	15,647
#Olam International, Ltd.	24,000	40,486
*Overseas Union Enterprise, Ltd.	7,000	44,557
Overseas-Chinese Banking Corp., Ltd.	19,941	115,426
Pan Pacific Hotels Group, Ltd.	31,000	33,266

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Parkway Holdings, Ltd.	82,000	$156,004
Raffles Education Corp., Ltd.	149,553	42,196
#*SC Global Developments, Ltd.	51,000	61,279
SembCorp Industries, Ltd.	27,000	67,280
SembCorp Marine, Ltd.	7,000	16,362
Singapore Airlines, Ltd.	6,000	58,699
Singapore Airport Terminal Services, Ltd.	43,380	76,157
Singapore Exchange, Ltd.	4,000	22,561
Singapore Land, Ltd.	22,000	99,964
Singapore Post, Ltd.	41,000	29,388
Singapore Press Holdings, Ltd.	13,000	34,078
Singapore Telecommunications, Ltd.	13,000	27,704
SMRT Corp., Ltd.	25,000	33,738
*Stamford Land Corp., Ltd.	100,000	28,902
Starhub, Ltd.	8,000	12,319
*Swiber Holdings, Ltd.	50,000	36,488
#Tat Hong Holdings, Ltd.	29,000	20,213
United Engineers, Ltd.	25,000	34,245
United Industrial Corp., Ltd.	103,000	141,996
United Overseas Bank, Ltd.	4,000	51,273
UOB-Kay Hian Holdings, Ltd.	49,000	53,495
UOL Group, Ltd.	34,000	90,101
Venture Corp., Ltd.	33,000	197,851
WBL Corp., Ltd.	6,000	21,573
Wheelock Properties, Ltd.	18,000	24,737
Wilmar International, Ltd.	3,000	13,996
Wing Tai Holdings, Ltd.	44,000	61,183
#Yanlord Land Group, Ltd.	58,000	71,806
*Yongnam Holdings, Ltd.	83,000	14,333

TOTAL SINGAPORE		4,453,373

SPAIN — (2.1%)
Abengoa SA	4,872	147,263
Abertis Infraestructuras SA	4,738	95,952
Acciona SA	707	85,218
Acerinox SA	11,623	218,710
Actividades de Construccion y Servicios SA	1,883	88,869
Almirall SA	6,115	80,656
Amper SA	2,775	22,958
Antena 3 de Television SA	1,755	18,630
*Avanzit SA	28,433	29,121
Banco Bilbao Vizcaya SA Sponsored ADR	40,108	609,241
Banco de Sabadell SA	23,711	126,384
Banco de Valencia SA	5,645	42,847
Banco Espanol de Credito SA	4,661	53,962
Banco Guipuzcoano SA	10,255	80,833
Banco Pastor SA	15,738	104,571
#Banco Popular Espanol SA	39,567	299,839
#Banco Santander SA	71,865	1,026,301
Banco Santander SA Sponsored ADR	49,963	703,479
Bankinter SA	12,166	108,602
*Baron de Ley SA	967	45,552
Bolsas y Mercados Espanoles SA	4,896	139,135
*Campofrio Food Group SA	1,520	13,631
Cementos Portland Valderrivas SA	673	19,316
Cia Espanola de Petroleous SA	413	12,569
Cintra Concesiones de Infraestructuras de Transporte SA	29,985	312,775
Construcciones y Auxiliar de Ferrocarriles SA	43	24,443
Criteria Caixacorp SA	29,308	132,736
Duro Felguera SA	2,202	21,462
Ebro Puleva SA	7,979	158,460

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Elecnor SA	4,468	$70,604
Enagas SA	4,664	96,679
*Ercros SA	4,810	9,362
Faes Farma SA	17,341	87,529
Fomento de Construcciones y Contratas SA	651	25,045
Gamesa Corporacion Tecnologica SA	1,683	24,427
Gas Natural SDG SA	2,264	44,968
Gestevision Telecinco SA	5,800	82,702
Grifols SA	2,915	44,435
Grupo Catalana Occidente SA	5,497	126,036
*Grupo Empresarial Ence SA	13,064	53,145
*Iberdrola Renovables SA	24,746	109,625
Iberpapel Gestion SA	130	1,894
Indra Sistemas SA	1,519	32,971
*La Seda de Barcelona SA	27,495	12,905
Mapfre SA	5,709	22,511
#Mecalux SA	2,319	42,787
Miquel y Costas & Miquel SA	1,261	25,304
*Natraceutical SA	16,106	11,057
*NH Hoteles SA	2,050	10,115
Obrascon Huarte Lain SA	2,613	61,916
Papeles y Cartones de Europa SA	5,475	28,725
Pescanova SA	520	16,385
*Promotora de Informaciones SA	10,539	57,222
Prosegur Cia de Seguridad SA	1,405	63,628
*Realia Business SA	39,131	91,844
Red Electrica Corporacion SA	1,329	66,627
Repsol YPF SA Sponsored ADR	8,150	192,258
*Sacyr Vallehermoso SA	8,360	87,010
*Service Point Solutions SA (B07NKR8)	6,614	8,891
*Service Point Solutions SA (B5LJVT6)	1,323	1,788
Sol Melia SA	1,823	14,959
#*Solaria Energia y Medio Ambiente SA	8,257	29,641
*SOS Corporacion Alimentaria SA	1,719	6,107
Tecnicas Reunidas SA	999	53,747
*Tecnocom Telecomunicaciones y Energia SA	2,844	10,849
Tubacex SA	7,713	30,172
Tubos Reunidos SA	15,910	49,968
Vidrala SA	1,971	53,780
Viscofan SA	2,812	73,098
Zardoya Otis SA	733	13,604
*Zeltia SA	1,898	11,215

TOTAL SPAIN		6,781,050

SWEDEN — (2.2%)
Aarhuskarlshamn AB	800	18,304
Acando AB	18,648	34,943
AF AB Series B	2,792	73,612
#Alfa Laval AB	2,160	29,325
Assa Abloy AB Series B	3,100	53,490
Axfood AB	1,350	39,035
#Axis Communications AB	1,200	16,468
B&B Tools AB	1,800	24,792
BE Group AB	2,200	13,461
Beijer Alma AB	1,500	19,864
*Bilia AB Series A	5,411	52,947
*Billerud AB	8,600	58,914
*Biovitrum AB	22,449	95,843
*Boliden AB	35,292	471,652
#*Bure Equity AB	7,490	27,253
Cardo AB	1,782	54,239

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Clas Ohlson AB Series B	2,529	$50,299
*Concordia Maritime AB Series B	10,317	30,496
#*D. Carnegie & Co. AB	5,500	—
*East Capital Explorer AB	4,716	44,248
*Electrolux AB Series B	8,200	193,183
#Elekta AB Series B	6,166	144,651
#*Eniro AB	11,046	54,153
G & L Beijer AB Series B	1,494	35,216
#Getinge AB	3,048	65,247
*Gunnebo AB	2,098	8,327
Hakon Invest AB	5,494	87,861
*Haldex AB	6,325	36,658
Hexagon AB	12,415	167,169
*Hexpol AB	810	7,922
Hoganas AB Series B	2,862	60,901
#Holmen AB Series B	6,816	163,171
*Husqvarna AB Series A	1,778	11,324
*Husqvarna AB Series B	10,020	68,182
Industrial & Financial Systems AB Series B	1,900	17,885
#Intrum Justitia AB	6,733	81,970
*JM AB	8,715	126,360
*LBI International AB	7,189	12,594
Lindab International AB	4,200	44,681
Loomis AB	4,123	48,024
#*Lundin Petroleum AB	23,683	179,971
#Meda AB Series A	28,325	276,649
Modern Times Group AB Series B	4,074	186,826
*Munters AB	2,100	14,739
NCC AB Series B	6,132	91,330
*New Wave Group AB Series B	9,990	44,846
NIBE Industrier AB	2,200	21,623
*Nobia AB	14,190	80,268
*Nolato AB Series B	827	6,920
#Nordea Bank AB	46,115	422,937
*OEM International AB Series B	1,100	6,317
Oriflame Cosmetics SA SDR	875	47,972
*Pa Resources AB	13,504	48,430
#Peab AB Series B	16,411	94,291
*Q-Med AB	6,069	45,277
Ratos AB	8,386	231,785
*Rezidor Hotel Group AB	18,581	66,252
*rnb Retail & Brands AB	34,650	52,287
*Rottneros AB	86,940	7,836
*Saab AB Series B	6,019	96,655
#Sandvik AB	2,566	27,882
#*SAS AB	139,294	67,730
*Seco Tools AB	1,924	23,186
Securitas AB Series B	1,170	11,332
*Skandinaviska Enskilda Banken AB Series A	5,600	33,165
Skanska AB Series B	3,800	58,801
#SKF AB Series B	2,200	33,991
#SSAB AB Series A	14,191	229,371
SSAB AB Series B	2,900	42,926
Svenska Cellulosa AB Series B	24,717	333,001
Svenska Handelsbanken AB Series A	7,782	202,772
#*Swedbank AB Series A	24,854	213,855
Swedish Match AB	3,673	76,912
Tele2 AB Series B	11,236	158,292
Telefonaktiebolaget LM Ericsson AB Series B	6,990	67,739
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	6,000	58,080
TeliaSonera AB	22,756	153,071

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Trelleborg AB Series B	25,799	$176,944
#Volvo AB Series A	9,295	77,973
Volvo AB Series B	21,658	182,426

TOTAL SWEDEN		6,897,324

SWITZERLAND — (5.2%)
ABB, Ltd.	6,988	126,510
ABB, Ltd. Sponsored ADR	8,820	159,025
Acino Holding AG	137	22,025
*Actelion, Ltd.	513	27,141
Adecco SA	9,188	495,057
*Advanced Digital Broadcast Holdings SA	398	18,791
*AFG Arbonia-Forster Holding AG	839	19,285
Allreal Holding AG	749	86,753
*Also Holding AG	321	12,384
Aryzta AG	8,546	337,537
#*Ascom Holding AG	831	8,227
Bachem Holdings AG	350	22,379
Baloise Holding AG	4,059	336,532
Bank Coop AG	1,185	78,767
*Bank Sarasin & Cie AG Series B	2,665	90,999
Banque Cantonale de Geneve SA	110	23,312
Banque Cantonale Vaudoise SA	394	159,210
Banque Privee Edmond de Rothschild SA	1	24,686
Barry Callebaut AG	160	102,827
#*Basilea Pharmaceutica AG	236	15,749
Basler Kantonalbank AG	551	63,116
Belimo Holdings AG	20	22,399
Bell Holding AG	14	21,399
Bellevue Group AG	310	10,142
Berner Kantonalbank AG	263	58,291
BKW FMB Energie AG	137	10,420
*Bobst Group AG	1,523	55,096
Bossard Holding AG	354	20,535
Bucher Industries AG	568	66,677
Burckhardt Compression Holding AG	69	12,531
Centralschweizerische Kraftwerke AG	31	9,868
Charles Voegele Holding AG	715	29,373
*Clariant AG	24,965	274,001
Compagnie Financiere Richemont SA Series A	5,585	189,169
Conzzeta AG	35	58,269
Credit Suisse Group AG	13,655	590,676
Daetwyler Holding AG	781	45,561
*Dufry AG	1,270	82,463
#EFG International AG	5,284	75,753
Elektrizitaets-Gesellschaft Laufenberg AG	34	27,970
Emmi AG	135	16,540
EMS-Chemie Holding AG	653	76,454
Energiedienst Holding AG	542	30,809
Flughafen Zuerich AG	375	105,922
Forbo Holding AG	137	45,879
#Galenica Holding AG	185	67,244
GAM Holdings, Ltd.	3,229	36,964
#Geberit AG	739	130,063
#George Fisher AG	274	73,494
Givaudan SA	282	229,876
Gurit Holding AG	44	22,973
Helvetia Holding AG	484	150,788
#*Holcim, Ltd.	21,970	1,504,413
*Interroll-Holding SA	121	35,116
*Julius Baer Group, Ltd.	3,229	107,339

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Kaba Holding AG	127	$31,790
*Kardex AG	269	8,866
Komax Holding AG	434	34,186
#Kudelski SA	5,884	147,052
Kuehne & Nagel International AG	1,113	107,276
Kuoni Reisen Holding AG	266	98,967
*Liechtenstein Landesbank AG	375	24,071
#*LifeWatch AG	922	16,940
Lindt & Spruengli AG	1	24,699
#*Logitech International SA	11,683	197,343
Lonza Group AG	1,130	80,360
Luzerner Kantonalbank AG	260	69,944
Metall Zug AG	20	48,186
#*Meyer Burger Technology AG	370	9,328
*Micronas Semiconductor Holding AG	1,804	7,033
Mobimo Holding AG	337	57,184
Nestle SA	10,623	503,549
Nobel Biocare Holding AG	3,987	117,273
#*Novartis AG	552	29,540
Novartis AG ADR	11,400	610,242
#*Oerlikon Corp. AG	833	23,367
*Orascom Development Holding AG	791	46,444
Orell Fuessli Holding AG	83	10,965
Panalpina Welttransport Holding AG	1,270	88,316
Partners Group Holdings AG	929	115,274
#Petroplus Holdings AG	8,837	148,819
Phoenix Mecano AG	85	36,780
*Precious Woods Holding AG	466	15,148
*PubliGroupe SA	305	32,887
*Rieters Holdings AG	401	106,713
Roche Holding AG Bearer	88	15,264
Roche Holding AG Genusschein	1,949	326,986
Romande Energie Holding SA	31	54,166
Schindler Holding AG	551	41,221
Schmolz + Bickenbach AG	1,217	34,634
#Schulthess Group AG	625	28,473
Schweiter Technology AG	47	23,532
*Schweizerische National-Versicherungs-Gesellschaft AG	1,743	48,502
SGS SA	32	41,146
Siegfried Holding AG	472	40,778
Sika AG	177	271,286
Sonova Holding AG	728	90,104
St. Galler Kantonalbank AG	212	97,877
Straumann Holding AG	149	39,523
Sulzer AG	3,071	258,053
Swatch Group AG (7184725)	2,763	722,277
#Swatch Group AG (7184736)	4,444	223,491
Swiss Life Holding AG	3,486	438,498
Swiss Reinsurance Co., Ltd. AG	23,898	1,033,107
#Swisscom AG	228	83,104
Swisslog Holding AG	17,157	15,822
Syngenta AG ADR	6,500	331,890
Tecan Group AG	275	19,463
#*Temenos Group AG	568	15,121
*UBS AG	52,017	678,405
*UBS AG ADR	34,236	445,410
#Valiant Holding AG	739	140,665
Valora Holding AG	456	104,506
Vaudoise Assurances Holdings SA	25	4,438
Verwaltungs und Privat-Bank AG	247	26,265
#Von Roll Holding AG	4,258	27,605

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Vontobel Holdings AG	2,466	$70,189
Walliser Kantonalbank AG	24	13,654
#Ypsomed Holdings AG	1,113	73,686
Zuger Kantonalbank AG	17	71,673
Zurich Financial Services AG	6,240	1,326,700

TOTAL SWITZERLAND		16,650,835

UNITED KINGDOM — (16.1%)
A.G. Barr P.L.C.	1,612	20,332
Aberdeen Asset Management P.L.C.	87,090	171,390
Admiral Group P.L.C.	3,611	65,016
Aegis Group P.L.C.	55,503	105,590
*Aga Rangemaster Group P.L.C.	4,074	9,183
Aggreko P.L.C.	14,312	205,653
Amec P.L.C.	11,988	144,472
Amlin P.L.C.	64,616	399,759
*Anglo American P.L.C.	48,414	1,776,350
Anglo Pacific Group P.L.C.	9,934	38,669
Anite P.L.C.	23,016	11,781
*Antisoma P.L.C.	80,939	42,977
Antofagasta P.L.C.	4,037	56,038
*Ark Therapeutics Group P.L.C.	14,764	3,440
ARM Holdings P.L.C.	60,227	184,051
Arriva P.L.C.	26,778	207,435
Ashmore Group P.L.C.	23,282	82,892
Ashtead Group P.L.C.	49,460	67,222
Associated British Foods P.L.C.	18,923	265,840
*Assura Group, Ltd.	23,540	16,757
#AstraZeneca P.L.C. Sponsored ADR	2,300	106,927
Atkins WS P.L.C.	3,752	35,530
*Autonomy Corp. P.L.C.	5,241	129,829
Aveva Group P.L.C.	5,527	96,435
Aviva P.L.C.	128,562	787,340
*Axis-Shield P.L.C.	2,917	18,996
Babcock International Group P.L.C.	16,450	146,893
BAE Systems P.L.C.	37,092	208,026
Balfour Beatty P.L.C.	33,251	141,258
Barclays P.L.C.	140,947	595,436
*Barratt Developments P.L.C.	39,773	75,495
BBA Aviation P.L.C.	46,544	121,983
Beazley P.L.C.	69,168	115,357
Bellway P.L.C.	16,102	189,707
*Berkeley Group Holdings P.L.C. (The)	17,379	220,866
BG Group P.L.C.	13,425	246,801
BHP Billiton P.L.C.	3,044	89,296
Bloomsbury Publishing P.L.C.	1,196	2,571
Bodycote P.L.C.	27,311	75,636
*Bovis Homes Group P.L.C.	12,874	81,374
BP P.L.C. Sponsored ADR	18,084	1,014,874
Braemar Shipping Services P.L.C.	617	4,264
Brewin Dolphin Holdings P.L.C.	6,746	14,804
Brit Insurance Holdings NV	35,669	105,734
#*British Airways P.L.C.	62,588	204,044
*British Polythene Industries P.L.C.	681	3,178
Britvic P.L.C.	4,968	33,313
BSS Group P.L.C.	14,364	57,868
BT Group P.L.C.	16,974	37,043
BT Group P.L.C. Sponsored ADR	1,762	38,359
*BTG P.L.C.	27,844	78,163
Bunzl P.L.C.	7,558	75,102
Burberry Group P.L.C.	34,632	338,061

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Cable & Wireless P.L.C.	114,299	$258,433
*Cairn Energy PLC	24,500	126,278
Capita Group P.L.C.	3,491	40,177
*Capital & Regional P.L.C.	14,940	8,798
Care UK P.L.C.	8,408	55,127
Carillion P.L.C.	57,331	271,761
*Carnival P.L.C.	9,773	351,355
#*Carnival P.L.C. ADR	800	28,616
Carpetright P.L.C.	1,405	20,540
Carphone Warehouse Group P.L.C.	58,243	176,738
Catlin Group, Ltd.	52,696	284,589
Charter International P.L.C.	12,730	140,779
*Chaucer Holdings P.L.C.	50,614	36,795
Chemring Group P.L.C.	1,113	57,088
Chesnara P.L.C.	20,801	69,164
Chloride Group P.L.C.	13,400	38,976
*Cineworld Group P.L.C.	12,299	30,754
Clarkson P.L.C.	893	11,219
Close Brothers Group P.L.C.	17,761	195,175
Cobham P.L.C.	26,402	97,690
Collins Stewart P.L.C.	23,238	27,109
*COLT Telecom Group SA	45,938	90,348
Compass Group P.L.C.	18,474	125,771
Computacenter P.L.C.	32,517	153,738
Connaught P.L.C.	1,971	10,045
Consort Medical P.L.C.	6,807	40,553
*Cookson Group P.L.C.	38,502	260,999
Cranswick P.L.C.	5,374	63,089
Croda International P.L.C.	7,616	90,740
*CSR P.L.C.	20,882	149,117
Daily Mail & General Trust P.L.C. Series A	21,649	155,110
Dairy Crest Group P.L.C.	14,175	76,323
*Dana Petroleum P.L.C.	9,277	153,911
Davis Service Group P.L.C.	19,880	127,843
De la Rue P.L.C.	10,800	166,793
*Debenhams P.L.C.	111,145	119,221
Dechra Pharmaceuticals P.L.C.	1,979	15,128
Delta P.L.C.	23,894	60,191
Development Securities P.L.C.	7,547	33,867
Devro P.L.C.	9,176	20,262
Dignity P.L.C.	1,212	12,082
Dimension Data Holdings P.L.C.	180,921	222,340
Diploma P.L.C.	14,881	42,297
Domino Printing Sciences P.L.C.	5,985	30,857
Drax Group P.L.C.	2,233	14,609
DS Smith P.L.C.	45,188	78,504
*DSG International P.L.C.	489,618	245,117
*E2V Technologies P.L.C.	6,368	5,599
eaga P.L.C.	12,094	26,961
*easyJet P.L.C.	22,042	136,892
Electrocomponents P.L.C.	40,856	115,160
Elementis P.L.C.	22,734	18,498
*Enterprise Inns P.L.C.	54,313	102,629
Eurasian Natural Resources Corp. P.L.C.	11,904	170,960
Evolution Group P.L.C.	45,511	92,195
Experian P.L.C.	12,300	116,950
F&C Asset Management P.L.C.	57,620	63,819
Fenner P.L.C.	28,213	83,674
Fidessa Group P.L.C.	862	17,088
Filtrona P.L.C.	26,942	75,812
*Findel P.L.C.	58,198	30,831

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Firstgroup P.L.C.	17,652	$103,476
Forth Ports P.L.C.	4,861	86,348
*Fortune Oil P.L.C.	30,923	3,413
Fuller Smith & Turner P.L.C.	1,445	12,183
G4S P.L.C.	43,228	173,575
*Galiform P.L.C.	23,680	33,358
Galliford Try P.L.C.	7,725	38,858
Game Group P.L.C.	51,287	75,270
*Gem Diamonds, Ltd.	14,021	52,267
Genus P.L.C.	5,698	61,827
*GKN P.L.C.	166,610	304,311
Go-Ahead Group P.L.C.	447	9,612
Greene King P.L.C.	23,276	164,767
Greggs P.L.C.	1,960	13,066
Halfords Group P.L.C.	19,770	119,497
Halma P.L.C.	12,698	47,174
Hampson Industries P.L.C.	20,419	21,110
*Hardy Oil & Gas P.L.C.	8,461	32,723
Hardy Underwriting Group P.L.C.	5,597	25,333
Hargreaves Lansdown P.L.C.	10,452	48,544
Hays P.L.C.	32,961	57,936
Headlam Group P.L.C.	17,739	87,681
Helical Bar P.L.C.	9,996	49,846
*Helphire P.L.C.	19,432	16,769
Henderson Group P.L.C.	82,873	160,577
*Heritage Oil P.L.C.	9,169	72,425
Hikma Pharmaceuticals P.L.C.	15,446	134,859
Hill & Smith Holdings P.L.C.	8,995	47,826
Hiscox, Ltd.	49,992	272,419
HMV Group P.L.C.	14,267	17,319
Hochschild Mining P.L.C.	15,417	66,258
Holidaybreak P.L.C.	6,025	25,444
Home Retail Group P.L.C.	15,090	61,271
Homeserve P.L.C.	1,750	45,326
#HSBC Holdings P.L.C. Sponsored ADR	38,657	2,068,536
Hunting P.L.C.	10,946	94,457
Huntsworth P.L.C.	25,889	25,847
ICAP P.L.C.	21,497	126,317
IG Group Holdings P.L.C.	17,324	111,328
IMI P.L.C.	15,182	131,849
Imperial Tobacco Group P.L.C.	9,893	319,026
*Inchcape P.L.C.	550,469	233,654
Informa P.L.C.	20,517	107,515
Inmarsat P.L.C.	5,053	54,866
*Intec Telecom Systems P.L.C.	38,090	72,173
Intercontinental Hotels Group P.L.C.	4,777	68,317
Intercontinental Hotels Group P.L.C. ADR	1,100	15,697
Intermediate Capital Group P.L.C.	50,748	216,333
International Personal Finance P.L.C.	31,376	109,790
International Power P.L.C.	150,971	770,769
Interserve P.L.C.	14,491	48,801
Intertek Group P.L.C.	1,936	37,260
Invensys P.L.C.	22,803	111,506
Investec P.L.C.	40,515	273,690
*IP Group P.L.C.	35,031	32,458
ITE Group P.L.C.	6,955	15,077
*ITV P.L.C.	293,183	262,909
James Fisher & Sons P.L.C.	1,470	10,759
Jardine Lloyd Thompson Group P.L.C.	4,560	34,079
*JJB Sports P.L.C.	10,018	3,374
JKX Oil & Gas P.L.C.	11,009	46,614

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*John Menzies P.L.C.	6,307	$31,331
John Wood Group P.L.C.	43,709	236,044
Johnson Matthey P.L.C.	7,738	179,893
*Johnston Press P.L.C.	268,553	117,164
*Kazakhmys P.L.C.	18,949	363,736
Kcom Group P.L.C.	53,721	47,021
Keller Group P.L.C.	9,083	90,061
Kesa Electricals P.L.C.	56,339	115,454
Kier Group P.L.C.	3,536	54,514
Kingfisher P.L.C.	232,192	782,126
Ladbrokes P.L.C.	41,541	103,760
Laird P.L.C.	31,071	61,278
*Lamprell P.L.C.	19,728	59,923
*Lancashire Holdings , Ltd.	17,588	125,367
Laura Ashley Holdings P.L.C.	22,105	4,491
Lavendon Group P.L.C.	14,151	15,654
Legal & General Group P.L.C.	575,477	691,276
*Lloyds Banking Group P.L.C.	637,217	512,282
Logica P.L.C.	48,915	91,206
London Stock Exchange Group P.L.C.	14,048	142,801
*Lonmin P.L.C.	15,896	454,719
*Low & Bonar P.L.C.	7,757	4,339
*Luminar Group Holdings P.L.C.	19,024	12,099
Man Group P.L.C.	64,484	241,675
Management Consulting Group P.L.C.	25,121	7,601
Marks & Spencer Group P.L.C.	27,544	152,498
Marshalls P.L.C.	18,574	25,399
Marston’s P.L.C.	58,509	81,873
McBride P.L.C.	8,048	27,979
Mears Group P.L.C.	5,617	24,171
Meggitt P.L.C.	96,878	399,029
Melrose P.L.C.	68,439	181,924
Melrose Resources P.L.C.	10,384	50,472
Michael Page International P.L.C.	7,737	47,575
Micro Focus International P.L.C.	5,738	46,644
Millennium & Copthorne Hotels P.L.C.	18,054	109,489
*Misys P.L.C.	12,009	41,015
*Mitchells & Butlers P.L.C.	36,439	160,235
Mitie Group P.L.C.	30,903	112,638
Mondi P.L.C.	58,540	331,050
Moneysupermarket.com Group P.L.C.	29,549	34,286
Morgan Crucible Co. P.L.C.	18,725	48,484
Morgan Sindall P.L.C.	4,844	41,430
Mothercare P.L.C.	5,952	60,877
Mouchel Group P.L.C.	18,593	73,541
N Brown Group P.L.C.	16,655	59,866
National Express Group P.L.C.	42,975	141,676
Next P.L.C.	2,174	67,791
Northern Foods P.L.C.	60,631	60,067
*Northgate P.L.C.	5,307	18,323
Northumbrian Water Group P.L.C.	11,887	48,895
Novae Group P.L.C.	11,227	54,491
*Old Mutual P.L.C.	499,092	822,832
Oxford Instruments P.L.C.	3,659	14,609
Pace P.L.C.	9,382	28,220
*PartyGaming P.L.C.	19,992	89,484
PayPoint P.L.C.	1,351	8,631
Pearson P.L.C.	12,174	172,394
Pearson P.L.C. Sponsored ADR	32,031	454,520
*Pendragon P.L.C.	72,039	30,483
Pennon Group P.L.C.	11,571	94,718

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Persimmon P.L.C.	43,974	$301,884
*Petropavlovsk P.L.C.	10,388	150,646
Phoenix IT Group, Ltd. P.L.C.	2,066	9,149
Pinewood Shepperton P.L.C.	23,611	54,832
Premier Farnell P.L.C.	15,402	44,052
*Premier Foods P.L.C.	239,106	122,613
*Premier Oil P.L.C.	5,518	91,021
*Prostrakan Group P.L.C.	11,495	20,386
Provident Financial P.L.C.	4,264	63,568
Prudential P.L.C.	68,348	625,977
Prudential P.L.C. ADR	800	14,696
*Punch Taverns P.L.C.	66,455	88,528
PV Crystalox Solar P.L.C.	19,647	17,430
PZ Cussons P.L.C.	16,088	62,977
Qinetiq P.L.C.	56,637	120,757
*Quintain Estates & Development P.L.C.	13,400	12,514
R.E.A. Holdings P.L.C.	1,822	11,893
*Rank Group P.L.C.	14,069	20,494
Rathbone Brothers P.L.C.	2,744	36,298
Reckitt Benckiser Group P.L.C.	1,065	55,209
*Redrow P.L.C.	26,418	54,919
Reed Elsevier P.L.C.	3,037	24,174
Reed Elsevier P.L.C. ADR	300	9,555
Regus P.L.C.	77,809	110,390
Renishaw P.L.C.	5,590	53,512
Rensburg Sheppards P.L.C.	844	7,783
*Rentokil Initial P.L.C.	58,573	107,667
*Resolution, Ltd.	255,657	325,983
Restaurant Group P.L.C.	6,773	21,945
Rexam P.L.C.	86,562	412,145
Ricardo P.L.C.	7,021	32,623
Rightmove P.L.C.	3,219	27,095
*Rio Tinto P.L.C.	4,050	197,498
Rio Tinto P.L.C. Sponsored ADR	168	32,595
RM P.L.C.	4,206	11,860
Robert Walters P.L.C.	16,237	57,012
Robert Wiseman Dairies P.L.C.	2,421	19,284
*Rolls-Royce Group P.L.C.	43,160	328,857
Rotork P.L.C.	2,973	59,887
*Royal Bank of Scotland Group P.L.C.	161,522	82,067
Royal Dutch Shell P.L.C. ADR	32,048	1,710,722
Royal Dutch Shell P.L.C. Series B	6,539	173,945
RPC Group P.L.C.	5,253	20,179
RPS Group P.L.C.	19,314	61,521
RSA Insurance Group P.L.C.	322,917	660,287
SABmiller P.L.C.	11,345	308,519
Sage Group P.L.C.	58,941	221,705
Sainsbury (J.) P.L.C.	55,095	283,360
*Salamander Energy P.L.C.	14,261	60,187
Savills P.L.C.	16,656	84,096
Schroders P.L.C.	10,034	198,294
Schroders P.L.C. Non-Voting	6,442	101,945
Scott Wilson Group P.L.C.	6,813	10,717
Scottish & Southern Energy P.L.C.	7,777	144,943
*SDL P.L.C.	3,802	28,910
Senior P.L.C.	43,250	57,799
Serco Group P.L.C.	8,348	66,357
Severfield-Rowen P.L.C.	10,335	35,737
Severn Trent P.L.C.	4,142	74,200
Shanks Group P.L.C.	38,230	77,396
Shire P.L.C. ADR	1,800	107,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*SIG P.L.C.	71,118	$129,371
Smith & Nephew P.L.C.	3,115	31,337
#Smith & Nephew P.L.C. Sponsored ADR	1,400	69,888
Smiths Group P.L.C.	3,718	59,013
Smiths News P.L.C.	20,687	39,069
*Soco International P.L.C.	3,579	82,144
*Southern Cross Healthcare, Ltd. P.L.C.	27,167	65,931
Spectris P.L.C.	14,420	175,180
Speedy Hire P.L.C.	63,745	29,432
Spice P.L.C.	22,470	18,223
Spirax-Sarco Engineering P.L.C.	3,460	69,064
Spirent Communications P.L.C.	45,576	79,988
*Sportech P.L.C. (B28ZPV6)	2,757	2,394
*Sportech P.L.C. (B3LHK44)	551	35
*Sports Direct International P.L.C.	28,039	42,781
SSL International P.L.C.	11,866	147,039
St. Ives Group P.L.C.	15,536	14,293
St. James’s Place P.L.C.	18,272	72,909
*St. Modwen Properties P.L.C.	17,770	53,315
Stagecoach Group P.L.C.	27,557	77,115
Standard Chartered P.L.C.	26,514	610,713
Standard Life P.L.C.	213,961	665,805
Sthree P.L.C.	3,972	19,280
Synergy Health P.L.C.	6,158	60,546
Tate & Lyle P.L.C.	45,004	283,756
*Taylor Wimpey P.L.C.	433,597	266,342
Ted Baker P.L.C.	479	3,773
*Telecity Group P.L.C.	5,714	35,659
Tesco P.L.C.	32,190	217,343
Thomas Cook Group P.L.C.	80,873	292,007
Tomkins P.L.C.	85,562	256,025
Tomkins P.L.C. Sponsored ADR	9,900	118,107
*Travis Perkins P.L.C.	26,814	313,156
*Trinity Mirror P.L.C.	68,201	164,164
TUI Travel P.L.C.	8,237	33,977
Tullett Prebon P.L.C.	28,272	137,916
Tullow Oil P.L.C.	5,834	107,050
*UK Coal P.L.C.	22,752	22,206
Ultra Electronics Holdings P.L.C.	1,898	38,391
Umeco P.L.C.	12,972	67,913
United Business Media P.L.C.	12,884	87,471
United Utilities Group P.L.C.	6,798	57,979
*Vectura Group P.L.C.	28,039	30,899
Vedanta Resources P.L.C.	10,185	390,664
Victrex P.L.C.	7,594	98,395
Vitec Group P.L.C. (The)	3,225	21,143
Vodafone Group P.L.C. Sponsored ADR	58,540	1,256,268
VT Group P.L.C.	12,182	103,994
Weir Group P.L.C. (The)	33,007	406,188
Wellstream Holdings P.L.C.	777	6,148
WH Smith P.LC.	11,260	89,524
Whitbread P.L.C.	17,575	393,009
William Hill P.L.C.	53,872	170,868
William Morrison Supermarkets P.L.C.	102,693	472,463
Wincanton P.L.C.	8,167	29,064
*Wolfson Microelectronics P.L.C.	12,945	25,732
*Wolseley P.L.C.	25,895	569,710
WSP Group P.L.C.	9,076	38,650
Xchanging P.L.C.	28,104	85,235
*Xstrata P.L.C.	77,955	1,264,919

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Yell Group P.L.C.	211,883	$122,730

TOTAL UNITED KINGDOM		51,101,164

TOTAL COMMON STOCKS		275,937,954

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
*Village Roadshow, Ltd. Series A	24,120	44,884

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*Parex Resources, Inc. Warrants 12/06/09	180	152

FRANCE — (0.0%)
*Atari SA Rights 01/08/10	52	29

TOTAL RIGHTS/WARRANTS		181

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $590,000 FNMA 6.00%, 10/01/38, valued at $440,056) to be repurchased at $433,007	$433	433,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
§@DFA Short Term Investment Fund LP	38,733,051	38,733,051
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $2,601,964) to be repurchased at $2,550,971	$2,551	2,550,945

TOTAL SECURITIES LENDING COLLATERAL		41,283,996

TOTAL INVESTMENTS — (100.0%) (Cost $265,107,895)##		$317,700,015

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$308,729	$18,637,501	—	$18,946,230
Austria	—	2,173,060	—	2,173,060
Belgium	264,112	3,729,530	—	3,993,642
Canada	27,632,286	—	—	27,632,286
Denmark	18,166	3,111,804	—	3,129,970
Finland	—	5,413,385	—	5,413,385
France	1,198,940	18,530,717	—	19,729,657
Germany	2,650,225	11,681,356	—	14,331,581
Greece	252,847	2,745,744	—	2,998,591
Hong Kong	—	6,470,736	—	6,470,736
Ireland	529,585	1,933,000	—	2,462,585
Italy	652,440	7,740,729	—	8,393,169
Japan	2,970,475	55,812,228	—	58,782,703
Malaysia	—	35,458	—	35,458
Netherlands	2,172,247	6,496,622	—	8,668,869
New Zealand	10,881	965,623	—	976,504
Norway	39,848	4,283,658	—	4,323,506
Portugal	—	1,592,276	—	1,592,276
Singapore	—	4,453,373	—	4,453,373
Spain	2,531,279	4,249,771	—	6,781,050
Sweden	58,080	6,839,244	—	6,897,324
Switzerland	1,653,906	14,996,929	—	16,650,835
United Kingdom	7,046,640	44,054,524	—	51,101,164
Preferred Stocks
Australia	—	44,884	—	44,884
Rights/Warrants
Canada	152	—	—	152
France	29	—	—	29
Temporary Cash Investments	—	433,000	—	433,000
Securities Lending Collateral	—	41,283,996	—	41,283,996

TOTAL	$49,990,867	$267,709,148	—	$317,700,015

DFA INVESTMENT DIMENSIONS GROUP INC

SCHEDULES OF INVESTMENTS

January 31, 2010

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,010,298,758

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,016,314,017)##	$2,010,298,758

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,010,298,758	—	—	$2,010,298,758

EMERGING MARKETS VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in Dimensional Emerging Markets Value Fund Inc. The DFA Investment Trust Company	$8,075,420,986

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,007,722,648)##	$8,075,420,986

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,075,420,986	—	—	$8,075,420,986

DFA INVESTMENT DIMENSIONS GROUP INC

SCHEDULES OF INVESTMENTS

CONTINUED

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,205,455,073

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $889,014,465)##	$1,205,455,073

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,205,455,073	—	—	$1,205,455,073

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.6%)
BRAZIL — (6.7%)
Acos Villares SA	996,000	$369,867
*Acucar Guarani SA	20,100	64,405
AES Tiete SA (2440693)	101,000	921,592
AES Tiete SA (2441038)	98,900	995,821
All America Latina Logistica SA	512,400	4,104,637
American Banknote SA	49,100	496,210
*Anhanguera Educacional Participacoes SA	26,800	369,655
B2W Cia Global Do Varejo	48,000	967,639
*Banco ABC Brasil SA	58,800	377,443
Banco Bradesco SA	367,290	5,007,614
Banco Daycoval SA	15,700	77,459
*Banco do Brasil SA	143,200	2,134,706
*Banco Industrial e Comercial SA	34,500	218,164
*Banco Panamericano SA	32,100	186,129
*Banco Pine SA	24,600	142,249
*Banco Sofisa SA	79,500	216,780
*Bematech SA	41,200	206,546
BM&F Bovespa SA	1,104,321	7,457,828
*Bombril SA	8,400	41,443
*BR Malls Participacoes SA	149,200	1,622,599
*Brasil Telecom SA ADR	23,019	238,477
BRF - Brasil Foods SA	133,253	3,191,718
BRF - Brasil Foods SA ADR	44,458	2,138,002
*Brookfield Incorporacoes SA	68,400	299,726
Centrais Eletricas Brasileiras SA (2308445)	84,100	1,548,154
Centrais Eletricas Brasileiras SA (2311120)	93,000	1,975,448
Cia de Gas de Sao Paulo	20,600	387,958
Cia de Saneamento de Minas Gerais-Copasa	73,400	992,944
Cia de Saneamento do Parana	58,300	75,775
Cia Energetica de Minas Gerais	28,500	362,865
Cia Energetica de Sao Paulo	158,300	1,972,662
Cia Hering SA	9,000	147,056
*Cia Vale do Rio Doce	708,190	18,264,220
Companhia de Concessoes Radoviarias	92,900	1,982,195
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	47,500	1,617,375
Companhia Siderurgica Nacional SA	42,000	1,225,464
#Companhia Siderurgica Nacional SA Sponsored ADR	142,084	4,137,486
*Cosan SA Industria e Comercio	116,600	1,317,549
CPFL Energia SA	34,900	671,709
Cremer SA	12,000	99,310
Cyrela Brazil Realty SA	292,300	3,355,635
Diagnosticos Da America SA	53,500	1,641,045
Drogasil SA	5,000	71,618
Duratex SA	350,655	3,011,726
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	93,900	1,788,334
Empresa Brasileira de Aeronautica SA	98,400	521,494
#Empresa Brasileira de Aeronautica SA ADR	110,975	2,355,999
*Energias do Brazil SA	10,500	196,910
Equatorial Energia SA	17,800	160,531
Eternit SA	202,318	896,210
*Even Construtora e Incorporadora SA	83,974	336,341
Ferbasa-Ferro Ligas da Bahia SA	58,000	357,846
*Fertilizantes Fosfatados SA	113,300	1,123,383
*Fibria Celulose SA	51,196	928,584
#*Fibria Celulose SA Sponsored ADR	241,730	4,418,824
*Gafisa SA	84,200	1,088,570
#*Gafisa SA ADR	4,800	123,360
Gerdau SA	122,800	1,270,345

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Global Village Telecom Holding SA	101,300	$3,014,817
Grendene SA	102,600	476,804
*IdeiasNet SA	115,443	300,703
Iguatemi Empresa de Shopping Centers SA	36,200	547,129
Industrias Romi SA	57,300	428,610
*Inepar SA Industria e Construcoes	4,085	16,687
Itau Unibanco Holding SA ADR	1,648,537	31,585,969
*JBS SA	423,500	2,098,403
JHSF Participacoes SA	30,200	55,273
Light SA	109,800	1,452,156
Localiza Rent a Car SA	104,800	1,097,481
*Log-in Logistica Intermodal SA	27,900	127,289
Lojas Americanas SA	124,700	762,092
Lojas Renner SA	124,800	2,382,124
*Lupatech SA	30,500	470,849
*M Dias Branco SA	28,300	727,393
*Medial Saude SA	39,600	336,127
*MMX Mineracao e Metalicos SA	77,900	528,976
*MPX Energia SA	30,000	366,844
Natura Cosmeticos SA	79,300	1,427,821
*Obrascon Huarte Lain Brasil SA	24,200	455,756
OdontoPrev SA	26,700	821,397
*Parana Banco SA	7,300	37,759
*Paranapanema SA	88,400	312,331
*PDG Realty SA Empreendimentos e Participacoes	169,544	1,350,056
*Petroleo Brasileiro SA ADR (71654V101)	637,166	22,988,949
Petroleo Brasileiro SA ADR (71654V408)	462,510	18,764,031
*Plascar Participacoes Industriais SA	82,800	160,329
Porto Seguro SA	125,800	1,265,341
*Positivo Informatica SA	26,400	282,487
Redecard SA	40,900	571,732
*Rodobens Negocios Imobiliarios SA	5,000	44,801
*Rossi Residencial SA	106,200	738,048
*Sao Carlos Empreendimentos e Participacoes SA	8,800	75,395
Sao Martinho SA	65,300	623,554
*SLC Agricola SA	6,400	61,114
Souza Cruz SA	56,000	1,797,645
*Sul America SA	15,500	402,918
*Tam SA	104,100	1,903,622
Tele Norte Leste Participacoes SA	41,700	882,447
Telecomunicacoes de Sao Paulo SA	40,300	788,897
Terna Participacoes SA	14,500	289,231
*Tim Participacoes SA	112,800	418,886
Totvs SA	22,950	1,411,090
Tractebel Energia SA	131,600	1,412,344
*Universo Online SA	56,900	277,708
Usinas Siderurgicas de Minas Gerais SA	53,900	1,419,414
Vivo Participacoes SA	11,478	319,618
#Vivo Participacoes SA ADR	61,953	1,734,075
Weg Industrias SA	191,200	1,830,854

TOTAL BRAZIL		203,917,010

CHILE — (2.2%)
Aguas Andinas SA Series A	1,856,892	793,670
Banco de Chile	5,427,570	504,026
#Banco de Chile Series F ADR	37,400	2,066,346
*Banco de Credito e Inversiones SA Series A	70,670	2,629,406
Banco Santander Chile SA	988,793	61,278
Banco Santander Chile SA ADR	30,181	1,866,091
Banmedica SA	299,376	328,508
CAP SA	115,188	3,702,895

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Cementos Bio-Bio SA	180,149	$395,290
Centros Comerciales Sudamericanos SA	913,454	3,228,723
*Cintac SA	149,288	76,595
Colbun SA	8,671,094	2,316,262
*Compania Cervecerias Unidas SA	68,962	535,275
#Compania Cervecerias Unidas SA ADR	36,362	1,401,755
Compania de Consumidores de Gas Santiago SA	24,536	112,825
Compania General de Electricidad SA	225,182	1,422,157
*Compania SudAmericana de Vapores SA	1,729,340	1,333,054
*CorpBanca SA	165,185,268	1,359,682
#*CorpBanca SA ADR	1,500	61,500
*Cristalerias de Chile SA	58,676	671,746
Embotelladora Andina SA Series B	79,022	260,904
Embotelladora Andina SA Series B ADR	19,133	380,364
*Empresa Electrica del Norte Grande SA	108,396	198,343
Empresa Nacional de Electricidad SA	351,708	602,205
Empresa Nacional de Electricidad SA Sponsored ADR	71,700	3,653,115
Empresa Nacional de Telecomunicaciones SA	136,247	1,963,662
*Empresas CMPC SA	166,698	7,283,694
Empresas Copec SA	421,405	6,764,994
*Empresas Iansa SA	2,735,872	200,349
*Empresas La Polar SA	414,473	2,325,193
Enersis SA	1,676,555	770,812
Enersis SA Sponsored ADR	226,319	5,196,284
Farmacias Ahumada SA	62,764	154,473
*Industrias Forestales SA	54,906	13,619
Inversiones Aguas Metropolitanas SA	243,464	297,034
Lan Airlines SA	42,299	707,768
#Lan Airlines SA Sponsored ADR	113,725	1,873,051
*Madeco SA	15,335,108	933,390
*Masisa SA	6,969,833	964,154
*Multiexport Foods SA	206,000	38,519
*Ripley Corp. SA	1,061,439	885,039
S.A.C.I. Falabella SA	216,615	1,226,700
*Salfacorp SA	78,255	133,785
Sociedad Quimica y Minera de Chile SA Series B	11,313	420,336
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	2,153,696
*Socovesa SA	186,598	67,647
*Sonda SA	96,573	151,097
*Soquimic Comercial SA	134,454	59,005
Vina Concha Y Toro SA	341,774	785,865
Vina Concha Y Toro SA Sponsored ADR	6,450	297,668
*Vina San Pedro Tarapaca SA	16,383,152	125,038

TOTAL CHILE		65,754,887

CHINA — (10.8%)
*A8 Digital Music Holdings, Ltd.	150,000	62,499
*Agile Property Holdings, Ltd.	1,216,000	1,514,196
#*Air China, Ltd.	1,360,000	1,127,601
#Ajisen China Holdings, Ltd.	395,000	359,966
#Alibaba.com, Ltd.	292,500	656,643
*Aluminum Corp. of China, Ltd.	30,000	29,809
#*Aluminum Corp. of China, Ltd. ADR	210,100	5,212,581
*AMVIG Holdings, Ltd.	522,000	214,126
#*Angang Steel Co., Ltd.	1,021,160	1,760,499
#Anhui Conch Cement Co., Ltd.	190,000	1,042,393
Anhui Expressway Co., Ltd.	328,000	227,010
Anhui Tianda Oil Pipe Co., Ltd.	198,130	100,690
Anta Sports Products, Ltd.	228,000	299,347
*Anton Oilfield Services Group	390,000	39,535
#*Asia Cement China Holdings Corp.	251,000	120,535

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*AviChina Industry and Technology Co., Ltd.	1,164,000	$520,885
*Bank of China, Ltd.	22,619,000	10,848,768
*Bank of Communications Co., Ltd.	3,083,000	3,095,596
*Baoye Group Co., Ltd.	203,440	129,436
#*Beijing Capital International Airport Co., Ltd.	1,864,000	1,043,618
#*Beijing Capital Land, Ltd.	1,140,000	394,348
*Beijing Development Hong Kong, Ltd.	91,000	24,025
*Beijing Enterprises Holdings, Ltd.	487,000	3,380,676
*Beijing Jingkelong Co., Ltd.	6,000	5,052
#*Beijing North Star Co., Ltd.	614,000	192,442
Belle International Holdings, Ltd.	1,274,000	1,439,300
Bosideng International Holdings, Ltd.	1,770,000	352,544
#*Brilliance China Automotive Holdings, Ltd.	3,386,000	882,848
#*BYD Co., Ltd.	409,800	2,972,467
*BYD Electronic International Co., Ltd.	537,000	447,335
*Casil Energine International (Holdings), Ltd.	1,036,000	115,204
*Catic Shenzhen Holdings, Ltd.	156,000	55,312
*Central China Real Estate, Ltd.	314,000	73,968
Chaoda Modern Agriculture (Holdings), Ltd.	2,369,066	2,318,315
#*China Aerospace International Holdings, Ltd.	1,308,600	212,660
#*China Agri-Industries Holdings, Ltd.	1,684,000	2,298,564
*China Aoyuan Property Group, Ltd.	835,000	130,387
#China Automation Group, Ltd.	360,000	244,120
#*China BlueChemical, Ltd.	1,505,122	978,392
*China Citic Bank	3,156,000	2,097,125
*China Coal Energy Co.	1,739,000	2,631,503
*China Communications Construction Co., Ltd.	2,311,000	2,132,933
#*China Communications Services Corp., Ltd.	1,598,618	810,037
*China Construction Bank Corp.	17,828,000	13,619,506
#*China COSCO Holdings Co., Ltd.	1,281,000	1,513,616
China Dongxiang Group Co.	1,411,000	913,389
*China Eastern Airlines Corp., Ltd.	978,000	328,031
#China Everbright International, Ltd.	1,490,000	702,961
*China Everbright, Ltd.	837,400	1,964,727
#*China Foods, Ltd.	1,056,000	894,592
#China Gas Holdings, Ltd.	1,770,000	938,306
*China Grand Forestry Green Resources Group, Ltd.	4,004,000	138,069
#*China Green (Holdings), Ltd.	543,000	642,568
*China Haidian Holdings, Ltd.	770,000	78,920
#China High Speed Transmission Equipment Group Co., Ltd.	401,000	795,904
*China Huiyuan Juice Group, Ltd.	227,000	146,626
China Life Insurance Co., Ltd. ADR	159,456	10,530,474
*China Mengniu Dairy Co., Ltd.	702,000	2,152,785
#China Merchants Bank Co., Ltd.	773,950	1,775,722
*China Merchants Holdings (International) Co., Ltd.	822,000	2,741,757
*China Mining Resources Group, Ltd.	4,880,000	145,308
#China Mobile, Ltd. Sponsored ADR	445,741	20,927,540
*China Molybdenum Co., Ltd.	967,000	749,026
China National Building Material Co., Ltd.	798,000	1,316,586
#*China National Materials Co., Ltd.	666,000	402,892
#*China Nickel Resources Holding Co., Ltd.	478,000	85,574
*China Oil & Gas Group, Ltd.	2,020,000	289,467
*China Oilfield Services, Ltd.	934,000	1,103,797
China Overseas Land & Investment, Ltd.	1,144,000	2,037,575
*China Petroleum and Chemical Corp. (Sinopec)	48,000	37,342
#*China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	6,844,489
*China Pharmaceutical Group, Ltd.	1,110,000	564,946
*China Power International Development, Ltd.	380,000	93,629
*China Power New Energy Development Co., Ltd.	2,600,000	169,215
#*China Properties Group, Ltd.	525,000	142,915
*China Railway Construction Corp., Ltd.	1,091,000	1,369,358

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Railway Group, Ltd.	1,175,000	$841,002
#*China Rare Earth Holdings, Ltd.	1,636,000	366,823
*China Resources Enterprise, Ltd.	1,222,000	4,028,240
#China Resources Gas Group, Ltd.	118,000	170,912
*China Resources Land, Ltd.	1,368,000	2,461,466
*China Resources Microelectronics, Ltd.	1,795,000	73,729
China Resources Power Holdings Co., Ltd.	1,068,000	2,054,107
China Shenhua Energy Co., Ltd.	786,000	3,310,156
China Shineway Pharmaceutical Group, Ltd.	133,000	232,895
#*China Shipping Container Lines Co., Ltd.	4,050,300	1,517,918
*China Shipping Development Co., Ltd.	752,000	1,171,838
*China Southern Airlines Co., Ltd. ADR	33,900	550,875
China State Construction International Holdings, Ltd.	1,569,600	541,646
#*China Taiping Insurance Holdings Co., Ltd.	464,000	1,455,955
China Telecom Corp., Ltd. ADR	128,021	5,252,702
*China Travel International Investment Hong Kong, Ltd.	2,063,892	511,353
*China Unicom Hong Kong, Ltd.	42,000	46,856
*China Unicom Hong Kong, Ltd. ADR	497,782	5,575,158
*China Wireless Technologies, Ltd.	800,000	230,495
China Yurun Food Group, Ltd.	559,000	1,566,361
*China Zenith Chemical Group, Ltd.	1,290,000	37,183
#*Chongqing Iron and Steel Co., Ltd.	388,000	122,654
*Chongqing Machinery & Electric Co., Ltd.	693,962	158,487
#*CIMC Enric Holdings, Ltd.	140,000	92,540
*CITIC 21CN Co., Ltd.	1,604,000	291,417
*CITIC Pacific, Ltd.	635,000	1,344,600
#*CITIC Resources Holdings, Ltd.	1,786,000	441,597
#CNOOC, Ltd. ADR	116,476	16,286,839
#CNPC Hong Kong, Ltd.	3,260,000	4,049,242
*Coastal Greenland, Ltd.	826,000	56,682
#Comba Telecom Systems Holdings, Ltd.	745,360	806,892
#*COSCO International Holdings, Ltd.	926,000	431,695
*COSCO Pacific, Ltd.	1,276,000	1,856,411
*Coslight Technology International Group, Ltd.	32,000	43,115
*Country Garden Holdings Co.	2,153,000	716,416
*Dachan Food Asia, Ltd.	12,000	2,432
*Dalian Port (PDA) Co., Ltd.	594,000	237,586
#Datang International Power Generation Co., Ltd.	2,240,000	947,150
*Denway Motors, Ltd.	6,004,000	3,421,162
*Digital China Holdings, Ltd.	343,000	540,753
#Dongfang Electric Co., Ltd.	89,000	438,671
*Dongfeng Motor Corp.	3,186,000	4,155,863
*Dynasty Fine Wines Group, Ltd.	548,000	158,203
#*Enerchina Holdings, Ltd.	356,850	6,995
*First Tractor Co., Ltd.	266,000	176,186
*Fosun International, Ltd.	1,372,000	967,004
*Franshion Properties China, Ltd.	2,172,000	712,270
*FU JI Food & Catering Services	195,000	—
#*Fufeng Group, Ltd.	248,000	155,490
*Fushan International Energy Group, Ltd.	1,796,000	1,541,305
*GCL Poly Energy Holdings, Ltd.	1,051,000	246,481
#Geely Automobile Holdings, Ltd.	3,805,000	1,671,801
*Genesis Energy Holdings, Ltd.	1,325,000	37,568
#*Global Bio-Chem Technology Group Co., Ltd.	1,384,000	386,408
*Goldbond Group Holdings, Ltd.	40,000	2,877
Golden Eagle Retail Group, Ltd.	569,000	1,024,836
*Golden Meditech Company, Ltd.	200,000	39,184
*Goldlion Holdings, Ltd.	278,000	73,874
*GOME Electrical Appliances Holdings, Ltd.	5,412,660	1,901,645
*Great Wall Motor Co., Ltd.	481,000	652,810
#*Great Wall Technology Co., Ltd.	296,000	125,895

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Greentown China Holdings, Ltd.	502,500	$603,723
Guangdong Investment, Ltd.	2,498,000	1,271,182
*Guangshen Railway Co., Ltd. Sponsored ADR	30,927	624,416
#*Guangzhou Investment Co., Ltd.	4,510,000	1,089,739
*Guangzhou Pharmaceutical Co., Ltd.	310,000	235,903
#*Guangzhou R&F Properties Co., Ltd.	950,000	1,331,164
#Guangzhou Shipyard International Co., Ltd.	168,000	266,710
*GZI Transportation, Ltd.	1,135,415	441,404
#*Haier Electronics Group Co., Ltd.	1,054,000	506,638
*Hainan Meilan International Airport Co., Ltd.	125,000	144,484
*Haitian International Holdings, Ltd.	423,000	222,701
*Harbin Power Equipment Co., Ltd.	542,000	432,098
Hengan International Group Co., Ltd.	298,000	1,992,199
#Hengdeli Holdings, Ltd.	1,092,000	361,181
#*Hi Sun Technology (China), Ltd.	1,077,000	602,760
#*Hidili Industry International Development, Ltd.	620,000	649,382
#*HKC (Holdings), Ltd.	2,036,100	148,589
#*Honghua Group, Ltd.	981,000	149,064
Hopewell Highway Infrastructure, Ltd.	197,000	124,461
*Hopson Development Holdings, Ltd.	624,000	772,616
Hua Han Bio-Pharmaceutical Holdings, Ltd.	37,690	10,143
Huabao International Holdings, Ltd.	563,000	575,051
#*Huadian Power International Corp.	1,290,000	333,403
#Huaneng Power International, Inc. ADR	107,717	2,397,780
#*Hunan Non-Ferrous Metal Corp., Ltd.	1,200,000	472,269
#*Industrial & Commercial Bank of China, Ltd.	21,941,000	15,979,734
*Inspur International, Ltd.	1,240,000	176,141
*Intime Department Store Group Co., Ltd.	686,000	585,931
#Jiangsu Express Co., Ltd.	1,096,000	974,094
#Jiangxi Copper Co., Ltd.	936,000	1,871,191
*Ju Teng International Holdings, Ltd.	582,000	502,222
*Kai Yuan Holdings, Ltd.	3,660,000	163,972
*Kasen International Holdings, Ltd.	80,000	26,798
*Kingboard Chemical Holdings, Ltd.	335,500	1,422,526
#*Kingboard Laminates Holdings, Ltd.	723,500	509,981
Kingdee International Software Group Co., Ltd.	1,182,000	289,374
#*Kingsoft Corp., Ltd.	299,000	227,897
*Kingway Brewery Holdings, Ltd.	594,000	114,497
*KWG Property Holding, Ltd.	1,005,500	607,670
Lai Fung Holdings, Ltd.	1,094,000	34,755
#Lee & Man Paper Manufacturing, Ltd.	1,414,400	810,537
Lenovo Group, Ltd.	4,546,000	3,113,702
#Li Ning Co., Ltd.	280,000	850,735
*Lianhua Supermarket Holdings Co., Ltd.	178,000	464,427
*Lingbao Gold Co., Ltd.	282,000	101,271
#*Little Sheep Group, Ltd.	122,000	57,341
*Lonking Holdings, Ltd.	1,140,000	696,066
#*Maanshan Iron & Steel Co., Ltd.	1,970,000	1,177,167
#Maoye International Holdings	404,000	97,068
*Min Xin Holdings, Ltd.	46,000	18,834
#*Mingyuan Medicare Development Co., Ltd.	1,150,000	182,623
#*Minmetals Resources, Ltd.	1,328,000	440,420
*Minth Group, Ltd.	392,000	494,627
*Nan Hai Corp., Ltd.	20,950,000	235,718
*Nanjing Panda Electronics Co., Ltd.	140,000	38,336
*Neo-China Land Group (Holdings), Ltd.	461,000	302,229
*NetDragon Websoft, Inc.	213,500	110,800
New World China Land, Ltd.	1,133,800	346,423
#New World Department Store China, Ltd.	388,000	346,869
Nine Dragons Paper Holdings, Ltd.	406,000	567,450
#*Oriental Ginza Holdings, Ltd.	254,000	55,825

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Pacific Online	229,000	$51,968
Parkson Retail Group, Ltd.	431,000	746,385
#*PetroChina Co., Ltd. ADR	129,733	14,463,932
#*PICC Property & Casualty Co., Ltd.	2,446,000	2,205,822
Ping An Insurance (Group) Co. of China, Ltd.	698,000	5,418,750
*Poly Hong Kong Investment, Ltd.	627,000	620,933
#Ports Design, Ltd.	282,500	756,439
*Qin Jia Yuan Media Services Co., Ltd.	84,000	15,587
#*Qingling Motors Co., Ltd.	874,000	202,430
*Qunxing Paper Holdings Co., Ltd.	289,000	112,480
*Regent Manner International, Ltd.	270,000	130,095
*REXLot Holdings, Ltd.	4,725,000	563,308
*Semiconductor Manufacturing International Corp.	14,584,000	1,086,327
*Semiconductor Manufacturing International Corp. ADR	11,400	42,294
#*Shandong Chenming Paper Holdings, Ltd.	309,500	201,343
*Shandong Molong Petroleum Machinery Co., Ltd.	94,400	108,505
Shanghai Electric Group Co., Ltd.	1,818,000	789,494
#*Shanghai Forte Land Co., Ltd.	742,000	199,112
*Shanghai Industrial Holdings, Ltd.	612,000	2,843,948
#*Shanghai Jin Jiang International Hotels Group Co., Ltd.	512,000	154,597
*Shanghai Prime Machinery Co., Ltd.	892,000	188,817
*Shanghai Zendai Property, Ltd.	2,010,000	82,401
Shenji Kunming Machine Tool Co., Ltd.	26,000	22,456
Shenzhen Expressway Co., Ltd.	200,000	104,703
*Shenzhen International Holdings, Ltd.	6,220,000	462,916
*Shenzhen Investment, Ltd.	1,052,000	374,996
*Shenzhou International Group	267,000	334,847
*Shimao Property Holdings, Ltd.	1,774,000	2,720,785
*Shougang Concord International Enterprises Co., Ltd.	3,654,000	746,244
*Shui On Land, Ltd.	2,853,762	1,351,575
#Sichuan Expressway Co., Ltd.	426,000	230,314
*Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	183,484
*Silver Grant International Industries, Ltd.	2,318,000	819,262
#Sino Biopharmaceutical, Ltd.	1,047,999	304,320
*Sino Union Petroleum & Chemical International, Ltd.	1,910,000	215,113
*SinoCom Software Group, Ltd.	482,000	62,404
#*Sinofert Holdings, Ltd.	1,912,000	1,107,408
#*Sinolink Worldwide Holdings, Ltd.	2,172,000	354,119
*SinoMedia Holding, Ltd.	72,258	19,175
*Sino-Ocean Land Holdings, Ltd.	2,671,832	2,159,641
*Sinopec Kantons Holdings, Ltd.	592,000	259,336
#*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	23,988	830,225
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	508,959
*Sinotrans, Ltd.	1,083,000	292,374
*Sinotruk Hong Kong, Ltd.	578,000	672,889
#Skyworth Digital Holdings, Ltd.	1,263,158	1,215,818
*Soho China, Ltd.	1,923,500	939,239
#*Solargiga Energy Holdings, Ltd.	402,000	89,356
*SPG Land Holdings, Ltd.	231,000	115,221
#*SRE Group, Ltd.	2,288,000	203,792
*Sunny Optical Technology Group Co., Ltd.	140,000	25,182
*TCL Communication Technology Holdings, Ltd.	287,100	72,530
*TCL Multimedia Technology Holdings, Ltd.	323,200	259,660
Tencent Holdings, Ltd.	198,800	3,682,952
#*Tian An China Investments Co., Ltd.	474,000	295,751
*Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	262,897
#Tianjin Development Holdings, Ltd.	544,000	333,019
*Tianjin Port Development Holdings, Ltd.	476,000	141,155
#*Tianneng Power International, Ltd.	428,000	161,571
Tingyi (Cayman Islands) Holding Corp.	356,000	772,445
*Tomson Group, Ltd.	334,000	130,662

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Towngas China Co., Ltd.	847,000	$344,784
*TPV Technology, Ltd.	1,196,000	751,741
*Travelsky Technology, Ltd.	441,019	361,655
Truly International Holdings, Ltd.	456,000	544,416
Tsingtao Brewery Co., Ltd.	192,000	950,696
#*Uni-President China Holdings, Ltd.	902,000	545,901
*United Energy Group, Ltd.	2,448,000	178,931
*Vinda International Holdings, Ltd.	242,000	154,548
*Wasion Group Holdings, Ltd.	272,000	187,949
Weichai Power Co., Ltd.	195,200	1,414,451
*Weiqiao Textile Co., Ltd.	573,000	379,546
*Wuyi International Pharmaceutical Co., Ltd.	197,500	19,265
*Xiamen International Port Co., Ltd.	1,136,000	204,465
Xinao Gas Holdings, Ltd.	618,000	1,465,434
#*Xingda International Holdings, Ltd.	810,000	374,302
#*Xinjiang Xinxin Mining Industry Co., Ltd.	578,000	290,952
#*Xiwang Sugar Holdings Co., Ltd.	498,005	152,953
#*XTEP International Holdings, Ltd.	64,500	39,662
#*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	3,214,010
#*Zhaojin Mining Industry Co., Ltd.	207,000	369,883
Zhejiang Expressway Co., Ltd.	2,008,000	1,744,586
*Zhejiang Glass Co., Ltd.	192,000	67,011
*Zhong An Real Estate, Ltd.	382,000	117,398
*Zhuzhou CSR Times Electric Co., Ltd.	51,000	93,941
Zijin Mining Group Co., Ltd.	1,352,000	1,096,027
ZTE Corp.	209,300	1,221,005

TOTAL CHINA		326,937,193

CZECH REPUBLIC — (0.6%)
#*Central European Media Enterprises, Ltd.	28,000	798,970
CEZ A.S.	117,917	5,700,945
*Komercni Banka A.S.	24,293	4,868,939
*New World Resources NV	70,000	715,741
*Pegas Nonwovens SA	13,000	304,984
Phillip Morris CR A.S.	839	435,938
*Telefonica 02 Czech Republic A.S.	161,788	3,834,829
*Unipetrol A.S.	161,779	1,205,269

TOTAL CZECH REPUBLIC		17,865,615

HUNGARY — (1.0%)
*Danubius Hotel & Spa NYRT	6,194	103,901
*Egis Gyogyszergyar NYRT	9,429	871,251
#EMASZ RT	1,045	119,702
*FHB Mortgage Bank NYRT	15,280	106,535
#*Fotex Holding SE Co., Ltd.	71,030	138,927
Magyar Telekom Telecommunications P.L.C.	351,016	1,263,540
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	692,096
#*MOL Hungarian Oil & Gas NYRT	83,994	7,763,830
#*OTP Bank NYRT	488,536	14,345,461
#*PannErgy P.L.C.	42,550	166,935
#*RABA Automotive Holding NYRT	15,268	56,684
Richter Gedeon NYRT	21,799	4,588,527
Zwack Unicum NYRT	611	53,777

TOTAL HUNGARY		30,271,166

INDIA — (11.1%)
*3i Infotech, Ltd.	28,289	49,989
*3M India, Ltd.	2,635	105,034
Aban Offshore, Ltd.	14,304	370,618
*ACC, Ltd.	87,539	1,646,634

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Adani Enterprises, Ltd.	172,956	$1,660,437
*Aditya Birla Nuvo, Ltd.	67,681	1,241,246
*Advanta India, Ltd.	581	6,139
*Agro Tech Foods, Ltd.	8,888	51,159
*AIA Engineering, Ltd.	28,704	213,713
*Ajmera Realty & Infra India, Ltd.	9,445	38,532
*Alembic, Ltd.	89,566	87,453
*Allahabad Bank, Ltd.	243,520	744,157
*Alok Industries, Ltd.	489,014	278,465
Alstom Projects India, Ltd.	36,976	420,315
*Ambuja Cements, Ltd.	1,080,574	2,381,802
Amtek Auto, Ltd.	218,223	796,996
*Anant Raj Industries, Ltd.	45,991	133,845
*Andhra Bank	245,445	561,146
*Ansal Properties & Infrastructure, Ltd.	64,986	93,764
*Apollo Hospitals Enterprise, Ltd.	88,872	1,307,198
*Apollo Tyres, Ltd.	253,901	287,449
*Aptech, Ltd.	48,077	177,977
*Arvind Mills, Ltd.	202,209	165,276
*Asahi India Glass, Ltd.	65,517	92,850
Asea Brown Boveri India, Ltd.	54,769	958,563
*Ashok Leyland, Ltd.	1,260,038	1,361,875
*Asian Hotels, Ltd.	10,213	109,381
Asian Paints, Ltd.	32,555	1,306,086
Aurobindo Pharma, Ltd.	76,912	1,400,818
Automotive Axles, Ltd.	5,791	46,708
Aventis Pharma, Ltd.	10,597	356,110
*Axis Bank, Ltd.	273,371	6,042,985
*Bajaj Auto Finance, Ltd.	18,427	122,009
*Bajaj Auto, Ltd.	37,829	1,455,484
*Bajaj Finserv, Ltd.	19,633	136,203
*Bajaj Hindusthan, Ltd.	145,932	639,237
*Bajaj Holdings & Investment, Ltd.	71,114	868,032
Balaji Telefilms, Ltd.	32,965	38,514
Ballarpur Industries, Ltd.	635,218	348,919
*Balmer Lawrie & Co., Ltd.	8,790	113,086
*Balrampur Chini Mills, Ltd.	405,795	1,049,915
*Bank of Maharashtra, Ltd.	245,477	279,116
*Bank of Rajasthan, Ltd.	93,423	135,817
Bannari Amman Sugars, Ltd.	3,050	77,389
Bata India, Ltd.	37,095	144,304
*BEML, Ltd.	27,238	626,508
*Bengal & Assam Co., Ltd.	1,023	3,661
Berger Paints India, Ltd.	159,190	193,019
Bharat Electronics, Ltd.	22,034	931,687
*Bharat Forge, Ltd.	181,388	1,042,273
Bharat Heavy Electricals, Ltd.	80,174	4,182,121
Bharat Petroleum Corp, Ltd.	8,094	95,054
*Bharati Shipyard, Ltd.	14,379	93,746
Bharti Airtel, Ltd.	598,130	3,948,298
*Bhushan Steel & Strips, Ltd.	32,812	1,023,989
*Binani Cement, Ltd.	32,810	50,439
*Biocon, Ltd.	109,996	638,837
Birla Corp., Ltd.	47,059	373,825
Blue Dart Express, Ltd.	6,396	80,148
Blue Star, Ltd.	30,792	252,230
*Bombay Dyeing & Manufacturing Co., Ltd.	18,913	221,852
*Bombay Rayon Fashions, Ltd.	63,249	278,012
Bosch, Ltd.	8,686	872,326
Britannia Industries, Ltd.	10,778	367,323
Cadila Healthcare, Ltd.	64,749	995,813

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Cairn India, Ltd.	278,227	$1,596,210
*Canara Bank, Ltd.	116,304	981,081
Carborundum Universal, Ltd.	53,283	216,346
CCL Products (India), Ltd.	2,259	11,146
*Central Bank Of India	41,218	133,756
Centum Electronics, Ltd.	2,779	4,279
*Century Textiles & Industries, Ltd.	60,065	664,895
CESC, Ltd.	101,207	857,506
*Chambal Fertilizers & Chemicals, Ltd.	300,485	421,098
*Chemplast Sanmar, Ltd.	224,492	47,283
*Chennai Petroleum Corp., Ltd.	63,829	324,328
Cipla, Ltd.	304,054	2,084,925
*City Union Bank, Ltd.	280,925	182,082
*Clariant Chemicals (India), Ltd.	4,264	39,066
CMC, Ltd.	6,389	168,815
Colgate-Palmolive (India), Ltd.	38,162	560,108
*Container Corp Of India	221	5,854
*Coromandel International, Ltd.	94,897	573,787
*Corp. Bank	53,217	489,599
*Cranes Software International, Ltd.	64,637	32,780
Crisil, Ltd.	2,975	309,971
Crompton Greaves, Ltd.	111,995	1,049,331
Cummins India, Ltd.	85,912	830,772
Dabur India, Ltd.	128,674	444,451
*Dalmia Cement (Bharat), Ltd.	22,766	83,465
DCM Shriram Consolidated, Ltd.	101,063	125,729
*Deccan Chronicle Holdings, Ltd.	98,708	315,740
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	126,884
*Dewan Housing Finance Corp., Ltd.	35,235	148,822
*Dish TV (India), Ltd.	104,302	95,255
*Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	208,430
Divi’s Laboratories, Ltd.	54,150	713,666
*DLF, Ltd.	175,169	1,256,290
*Dr. Reddy’s Laboratories, Ltd.	118,007	2,854,531
#Dr. Reddy’s Laboratories, Ltd. ADR	60,800	1,441,568
*E.I.D. - Parry (India), Ltd.	57,072	458,741
*Edelweiss Capital, Ltd.	18,990	179,764
*Eicher Motors, Ltd.	13,232	159,149
*EIH, Ltd.	221,463	594,953
*Elder Pharmaceuticals, Ltd.	8,586	60,339
*Electrosteel Casings, Ltd.	124,739	127,681
Elgi Equipments, Ltd.	23,578	41,653
Emami, Ltd.	4,550	49,636
Esab India, Ltd.	9,613	112,210
*Escorts, Ltd.	48,967	130,148
*Essar Oil, Ltd.	268,487	793,893
*Essar Shipping Ports & Logistics, Ltd.	75,552	115,855
*Essel Propack, Ltd.	64,950	64,398
*Eveready Industries (India), Ltd.	30,440	37,874
Everest Kanto Cylinder, Ltd.	54,560	156,100
Exide Industries, Ltd.	338,304	812,722
*FAG Bearings (India), Ltd.	11,829	139,877
*FDC, Ltd.	127,472	195,371
*Federal Bank, Ltd.	280,724	1,546,431
Financial Technologies (India), Ltd.	44,211	1,458,525
*Finolex Cables, Ltd.	94,015	105,769
*Finolex Industries, Ltd.	71,512	88,073
*Firstsource Solutions, Ltd.	101,985	68,735
*Fortis Healthcare, Ltd.	133,669	409,657
GAIL India, Ltd.	270,652	2,305,107
*Gammon India, Ltd.	113,601	588,355

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Gateway Distriparks, Ltd.	11,522	$31,733
*Geodesic, Ltd.	101,821	283,939
GHCL, Ltd.	44,954	43,335
Gillette India, Ltd.	8,542	241,887
*Gitanjali Gems, Ltd.	87,137	214,865
GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	608,230
GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	611,672
Glenmark Pharmaceuticals, Ltd.	102,822	536,917
*GMR Infrastructure, Ltd.	1,033,464	1,344,461
*Godfrey Phillips India, Ltd.	3,952	165,093
Godrej Consumer Products, Ltd.	96,756	492,827
*Godrej Industries, Ltd.	151,752	480,730
*Goetze (India), Ltd.	8,529	28,048
*Graphite India, Ltd.	68,222	126,981
Grasim Industries, Ltd.	28,007	1,573,025
*Great Eastern Shipping Co., Ltd.	139,363	856,445
*Great Offshore, Ltd.	45,545	413,151
Greaves Cotton, Ltd.	18,476	106,494
*GTL Infrastructure, Ltd.	351,403	321,353
*GTL, Ltd.	91,093	801,787
*Gujarat Alkalies & Chemicals, Ltd.	38,986	104,237
Gujarat Ambuja Exports, Ltd.	93,019	40,978
Gujarat Fluorochemicals, Ltd.	52,434	180,692
Gujarat Gas Co., Ltd.	57,380	291,021
Gujarat Industries Power Co., Ltd.	43,436	99,186
*Gujarat Mineral Development Corp., Ltd.	83,764	262,941
*Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	219,664
*Gujarat State Fertilizers & Chemicals, Ltd.	44,440	205,421
Gujarat State Petronet, Ltd.	138,948	271,917
*GVK Power & Infrastructure, Ltd.	873,567	848,345
*H.E.G., Ltd.	23,274	171,533
HCL Infosystems, Ltd.	185,224	517,052
HCL Technologies, Ltd.	339,023	2,522,589
*HDFC Bank, Ltd.	165,930	5,819,118
*HeidelbergCement India, Ltd.	87,234	80,797
Hero Honda Motors, Ltd. Series B	87,726	2,953,184
*Hexaware Technologies, Ltd.	126,799	224,443
*Hikal, Ltd.	4,307	35,727
*Himachal Futuristic Communications, Ltd.	689,021	218,931
*Hindalco Industries, Ltd.	1,089,404	3,443,348
*Hinduja Global Solutions, Ltd.	10,967	106,330
*Hinduja Ventures, Ltd.	10,967	74,706
*Hindustan Construction Co., Ltd.	226,522	657,544
*Hindustan Oil Exploration Co., Ltd.	36,601	198,167
*Hindustan Petroleum Corp., Ltd.	100,547	725,764
Hindustan Unilever, Ltd.	297,109	1,562,913
*Honeywell Automation India, Ltd.	3,195	157,092
*Hotel Leelaventure, Ltd.	217,449	224,206
*Housing Development & Infrastructure, Ltd.	144,411	1,024,759
HSIL, Ltd.	5,928	9,761
*HT Media, Ltd.	44,650	141,454
*ICI India, Ltd.	22,181	290,294
*ICICI Bank, Ltd. Sponsored ADR	396,338	13,982,805
*ICSA (India), Ltd.	43,239	150,250
*IDBI Bank, Ltd.	434,897	1,140,485
*Idea Cellular, Ltd.	580,099	732,357
*IFCI, Ltd.	310,546	345,008
*India Cements, Ltd.	392,914	941,502
*India Infoline, Ltd.	252,031	642,746
*Indiabulls Financial Services, Ltd.	318,991	743,808
*Indiabulls Real Estate, Ltd.	463,820	1,745,492

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Indiabulls Securities, Ltd.	105,042	$68,765
*Indian Bank	165,968	644,941
*Indian Hotels Co., Ltd.	718,238	1,437,585
*Indian Oil Corp., Ltd.	229,173	1,491,833
*Indian Overseas Bank	165,254	329,700
*Indo Rama Synthetics (India), Ltd.	52,177	39,810
Indoco Remedies, Ltd.	2,538	17,839
*IndusInd Bank, Ltd.	300,114	958,857
*INEIS ABS India, Ltd.	16,430	62,285
*Info Edge India, Ltd.	4,810	88,542
*Infomedia 18, Ltd.	26,105	20,467
Infosys Technologies, Ltd.	225,217	12,038,750
Infosys Technologies, Ltd. Sponsored ADR	11,946	620,117
*Infotech Enterprises, Ltd.	22,736	172,097
*Infrastructure Development Finance Co., Ltd.	1,312,085	4,293,770
*ING Vysya Bank, Ltd.	18,000	95,863
*Ingersoll-Rand India, Ltd.	4,300	31,059
*Ipca Laboratories, Ltd.	15,138	363,144
IRB Infrastructure Developers, Ltd.	176,253	946,636
*Ispat Industries, Ltd.	145,697	61,617
ITC, Ltd.	753,948	4,077,134
*IVR Prime Urban Developers, Ltd.	8,404	30,485
*IVRCL Infrastructures & Projects, Ltd.	257,162	1,698,646
*J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	64,691
*Jagran Prakashan, Ltd.	8,613	22,323
*Jai Balaji Industries, Ltd.	8,077	41,652
Jain Irrigation Systems, Ltd.	74,137	1,175,335
Jaiprakash Associates, Ltd.	1,550,770	4,608,268
Jaiprakash Hydro Power, Ltd.	318,329	475,566
*Jammu & Kashmir Bank, Ltd.	32,894	419,267
*JBF Industries, Ltd.	35,709	88,559
*Jet Airways (India), Ltd.	38,723	430,464
*Jindal Drilling & Industries, Ltd.	2,196	25,233
*Jindal Poly Films, Ltd.	15,442	124,529
*Jindal Saw, Ltd.	232,350	892,845
Jindal Steel & Power, Ltd.	381,288	5,176,707
*JK Cement, Ltd.	5,666	17,266
*JSL, Ltd.	85,928	192,524
*JSW Steel, Ltd.	163,358	3,483,636
*Jubilant Organosys, Ltd.	84,709	589,712
Jyoti Structures, Ltd.	54,390	194,613
*K.S.B. Pumps, Ltd.	6,634	56,509
*Kalpataru Power Transmission, Ltd.	14,879	332,967
*Karnataka Bank, Ltd.	166,671	469,791
*Karur Vysya Bank, Ltd.	30,439	263,120
*Karuturi Global, Ltd.	87,564	38,841
KEC International, Ltd.	12,355	153,816
Kesoram Industries, Ltd.	41,828	307,848
*Kirloskar Oil Engines, Ltd.	111,764	387,453
*Kotak Mahindra Bank, Ltd.	193,639	3,259,132
Koutons Retail India, Ltd.	12,449	108,660
KPIT Cummins Infosystems, Ltd.	39,860	95,257
*KS Oils, Ltd.	397,063	606,680
*Lakshmi Machine Works, Ltd.	4,604	190,429
*Lanco Infratech, Ltd.	985,780	988,705
*Landmark Property Development Co., Ltd.	60,497	7,114
Larsen & Toubro, Ltd.	125,806	3,872,849
*LIC Housing Finance, Ltd.	106,329	1,778,191
Lupin, Ltd.	32,010	977,829
*Madhucon Projects, Ltd.	8,975	31,975
Madras Cements, Ltd.	151,890	352,397

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Mahanagar Telephone Nigam, Ltd.	169,312	$276,038
#*Mahanagar Telephone Nigam, Ltd. ADR	32,600	98,778
*Maharashtra Scooters, Ltd.	2,000	10,420
*Maharashtra Seamless, Ltd.	60,538	447,509
*Mahindra & Mahindra Financial Services, Ltd.	21,000	143,173
*Mahindra & Mahindra, Ltd.	292,151	6,416,695
*Mahindra Lifespace Developers, Ltd.	19,591	158,565
Mangalore Refinery & Petrochemicals, Ltd.	811,929	1,352,380
Marico, Ltd.	189,680	404,009
*Maruti Suzuki India, Ltd.	79,301	2,380,202
*Mastek, Ltd.	25,667	210,143
*MAX India, Ltd.	218,858	978,503
*McLeod Russel India, Ltd.	36,834	181,968
*Mercator Lines, Ltd.	237,729	304,015
*Merck, Ltd.	6,714	87,030
Micro Inks, Ltd.	1,512	19,469
*MindTree, Ltd.	7,284	91,831
*Monnet Ispat, Ltd.	32,813	270,190
Monsanto India, Ltd.	4,435	163,565
*Moser Baer (India), Ltd.	178,934	303,388
Motherson Sumi Systems, Ltd.	120,562	368,045
Mphasis, Ltd.	88,985	1,306,922
MRF, Ltd.	2,157	270,421
Mukta Arts, Ltd.	2,950	3,525
Mundra Port & Special Economic Zone, Ltd.	87,302	1,124,080
*Nagarjuna Construction Co., Ltd.	363,577	1,239,873
*Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	162,885
Nahar Poly Films, Ltd.	15,371	8,329
*Nahar Spinning Mills, Ltd.	12,450	22,635
*National Aluminium Co., Ltd.	77,292	636,839
*Nava Bharat Ventures, Ltd.	3,082	26,213
Navneet Publications (India), Ltd.	126,875	127,049
*NIIT Technologies, Ltd.	35,350	129,776
*NIIT, Ltd.	131,535	197,419
*Nirma, Ltd.	70,348	296,418
*NOCIL, Ltd.	79,587	40,083
*Noida Toll Bridge Co., Ltd.	22,526	17,917
*NTPC, Ltd.	139,888	647,861
Nucleus Software Exports, Ltd.	5,423	14,659
*OCL India, Ltd.	23,518	64,215
Oil & Natural Gas Corp., Ltd.	92,676	2,200,190
*OMAXE, Ltd.	62,411	126,506
*OnMobile Global, Ltd.	27,252	236,376
Opto Circuits India, Ltd.	128,992	592,488
*Oracle Financial Services Software, Ltd.	49,350	2,299,014
*Orbit Corp., Ltd.	22,344	140,369
*Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	182,341
*Orient Paper & Industries, Ltd.	70,870	69,155
*Oriental Bank of Commerce	67,228	386,212
*Panacea Biotec, Ltd.	39,979	186,333
Pantaloon Retail India, Ltd.	8,100	74,370
Pantaloon Retail India, Ltd. Class B	810	4,161
*Parsvnath Developers, Ltd.	25,172	69,971
*Patel Engineering, Ltd.	27,146	258,860
*Patni Computer Systems, Ltd.	122,244	1,226,083
*Patni Computer Systems, Ltd. ADR	16,659	319,353
*Peninsula Land, Ltd.	97,687	167,882
*Petronet LNG, Ltd.	682,746	1,154,690
Pidilite Industries, Ltd.	95,780	404,813
Piramal Healthcare, Ltd.	103,940	823,180
*Piramal Life Sciences, Ltd.	8,631	15,314

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Polaris Software Lab, Ltd.	59,814	$205,124
*Power Finance Corp., Ltd.	108,981	569,185
Praj Industries, Ltd.	86,072	161,589
*Prakash Industries, Ltd.	43,255	176,406
*Prism Cements, Ltd.	160,404	155,660
Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	125,202
*PSL, Ltd.	23,485	74,617
*PTC India, Ltd.	353,271	835,265
*Punj Lloyd, Ltd.	279,849	1,131,744
*PVP Ventures, Ltd.	8,856	4,083
Radico Khaitan, Ltd.	41,971	105,104
*Rain Commodities, Ltd.	25,235	109,293
*Rallis India, Ltd.	8,513	197,687
*Ranbaxy Laboratories, Ltd.	153,955	1,510,568
*Raymond, Ltd.	60,130	300,645
Redington India, Ltd.	11,434	74,285
REI Agro, Ltd.	146,770	167,270
*Rei Six Ten Retail, Ltd.	55,035	123,360
*Reliance Capital, Ltd.	170,632	2,964,255
*Reliance Communications, Ltd.	858,243	3,130,358
Reliance Energy, Ltd.	132,250	2,952,973
Reliance Industrial Infrastructure, Ltd.	5,844	111,666
*Reliance Industries, Ltd.	1,381,092	31,070,456
*Reliance Media World, Ltd.	23,621	35,173
*Reliance MediaWorks, Ltd.	23,621	120,533
*Reliance Natural Resources, Ltd.	569,449	786,395
*Reliance Power, Ltd.	706,187	2,221,753
Rolta India, Ltd.	183,426	805,653
*Ruchi Soya Industries, Ltd.	178,388	335,184
*S.Kumars Nationwide, Ltd.	192,600	183,234
*Satyam Computer Services, Ltd.	538,448	1,149,768
*SEAMEC, Ltd.	15,622	68,782
Sesa Goa, Ltd.	590,180	4,394,708
*Shopper’s Stop, Ltd.	4,902	35,848
*Shree Ashtavinyak Cine Vision, Ltd.	23,907	41,660
Shree Cement, Ltd.	14,509	626,603
Shree Renuka Sugars, Ltd.	81,000	355,959
Shriram Transport Finance Co., Ltd.	110,106	1,165,065
Siemens India, Ltd.	66,885	928,443
*Simplex Infrastructures, Ltd.	714	7,803
*SKF India, Ltd.	26,925	210,116
*Sobha Developers, Ltd.	15,007	87,532
Sonata Software, Ltd.	58,800	74,148
*South India Bank, Ltd.	153,751	455,229
*Spice Communications, Ltd.	5,567	6,653
*SREI Infrastructure Finance, Ltd.	142,460	209,857
SRF, Ltd.	33,988	141,221
*State Bank of India, Ltd.	45,482	2,023,350
*Steel Authority of India, Ltd.	251,659	1,165,031
Sterling Biotech, Ltd.	166,520	338,100
*Sterlite Industries (India), Ltd. ADR	133,900	2,135,705
*Sterlite Industries (India), Ltd. Series A	133,272	2,152,950
*Sterlite Technologies, Ltd.	30,427	262,768
*Strides Arcolab, Ltd.	16,893	103,341
*Sun Pharma Advanced Research Co., Ltd.	123,600	205,562
Sun Pharmaceuticals Industries, Ltd.	57,867	1,829,603
Sun TV Network, Ltd.	75,061	619,297
Sundaram-Clayton, Ltd.	3,760	9,266
*Sundram Fastners, Ltd.	105,224	133,032
Supreme Industries, Ltd.	6,900	64,532
*Suzlon Energy, Ltd.	697,879	1,155,730

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Swaraj Engines, Ltd.	1,260	$8,381
*Syndicate Bank	274,612	506,794
Taj GVK Hotels and Resorts, Ltd.	32,994	102,424
*Tanla Solutions, Ltd.	100,638	112,650
*Tata Chemicals, Ltd.	141,685	908,235
#*Tata Communications, Ltd. ADR	27,421	367,167
Tata Consultancy Services, Ltd.	261,370	4,146,463
Tata Elxsi, Ltd.	12,000	70,196
*Tata Investment Corp., Ltd.	12,815	142,799
*Tata Motors, Ltd.	337,869	5,051,441
Tata Power Co., Ltd.	59,705	1,681,872
*Tata Steel, Ltd.	198,709	2,435,330
*Tata Tea, Ltd.	69,735	1,377,328
*Tata Teleservices Maharashtra, Ltd.	1,004,165	546,431
*Tech Mahindra, Ltd.	72,118	1,511,028
*Teledata Marine Solutions	39,608	29,382
Texmaco, Ltd.	79,270	253,938
Thermax, Ltd.	48,870	681,446
Thomas Cook (India), Ltd.	102,590	145,918
Titan Industries, Ltd.	16,825	541,223
Torrent Pharmaceuticals, Ltd.	44,919	428,204
Torrent Power, Ltd.	137,166	860,258
*Trent, Ltd.	9,713	166,327
Triveni Engineering & Industries, Ltd.	168,022	439,828
*Tube Investments of India, Ltd.	98,973	158,627
Tulip Telecom, Ltd.	13,913	284,231
*TVS Motor Co., Ltd.	101,084	161,136
*UCO Bank	299,000	386,179
*Unichem Laboratories, Ltd.	18,017	132,374
*Union Bank of India, Ltd.	169,531	931,694
*Unitech, Ltd.	1,242,565	1,993,635
*United Phosphorus, Ltd.	446,585	1,485,741
United Spirits, Ltd.	59,944	1,593,640
*Usha Martin, Ltd.	143,845	251,520
*Vardhman Textiles, Ltd.	26,377	135,461
*Varun Shipping Co., Ltd.	91,874	104,163
*Videocon Industries, Ltd.	142,310	691,808
*Videsh Sanchar Nigam, Ltd.	46,062	315,543
*Vijaya Bank	154,061	167,354
Voltas, Ltd.	157,257	533,666
*WABCO-TVS (India), Ltd.	6,924	97,540
*Welspun Global Brands, Ltd.	3,685	1,676
*Welspun India, Ltd.	36,850	60,679
*Welspun Investments, Ltd.	1,842	838
*Welspun-Gujarat Stahl Rohren, Ltd.	178,079	1,006,480
Wipro, Ltd.	211,586	2,960,184
*Wire & Wireless India, Ltd. (B1LTL32)	90,698	35,161
*Wire & Wireless India, Ltd. (B59FBM9)	98,860	16,594
*Wockhardt, Ltd.	70,880	261,169
Wyeth, Ltd.	13,354	203,123
*Yes Bank, Ltd.	180,501	970,552
*Zandu Realty, Ltd.	325	31,853
*Zee Entertainment Enterprises, Ltd.	454,436	2,560,462
*Zee News, Ltd.	82,009	105,640
Zensar Technologies, Ltd.	11,384	75,764
*Zuari Industries, Ltd.	19,017	189,678
Zydus Wellness, Ltd.	17,266	102,426

TOTAL INDIA		337,023,738

INDONESIA — (2.6%)
*PT AKR Corporindo Tbk	951,500	118,647

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Aneka Tambang Tbk	6,204,500	$1,394,348
*PT Asahimas Flat Glass Tbk	126,500	24,268
PT Astra Agro Lestari Tbk	322,000	814,167
PT Astra International Tbk	2,085,000	7,970,762
*PT Bakrie & Brothers Tbk	64,280,250	571,853
*PT Bakrie Sumatera Plantations Tbk	3,595,000	220,139
*PT Bakrie Telecom Tbk	25,880,000	403,867
*PT Bakrieland Development Tbk	40,544,500	1,112,414
*PT Bank Bukopin Tbk	928,000	37,911
PT Bank Central Asia Tbk	8,604,000	4,565,415
*PT Bank Danamon Indonesia Tbk	3,555,818	1,827,209
PT Bank Mandiri Persero Tbk	9,385,000	4,650,220
PT Bank Negara Indonesia Persero Tbk	3,363,500	688,430
*PT Bank Pan Indonesia Tbk	13,654,500	1,157,506
PT Bank Rakyat Indonesia Tbk	4,395,000	3,563,429
*PT Barito Pacific Tbk	1,969,500	256,802
*PT Berlian Laju Tanker Tbk	6,697,333	488,977
*PT Bhakti Investama Tbk	8,600,850	219,088
*PT Bisi International Tbk	2,927,500	478,427
*PT Budi Acid Jaya Tbk	2,800,500	61,222
*PT Bumi Resources Tbk	19,419,500	5,071,461
*PT Central Proteinaprima Tbk	22,741,500	120,306
*PT Charoen Pokphand Indonesia Tbk	2,092,832	491,884
*PT Ciputra Development Tbk	5,643,962	407,385
*PT Ciputra Surya Tbk	2,291,000	128,184
PT Citra Marga Nusaphala Persada Tbk	2,369,000	214,809
*PT Darma Henwa Tbk	6,256,500	80,091
*PT Davomas Adabi Tbk	4,583,000	24,508
*PT Delta Dunia Makmur Tbk	4,235,000	805,066
*PT Elnusa Tbk	2,432,000	83,704
*PT Energi Mega Persada Tbk	12,264,500	225,539
*PT Gajah Tunggal Tbk	540,000	26,352
PT Global Mediacom Tbk	11,800,000	311,961
*PT Gozco Plantations Tbk	1,639,500	44,318
*PT Gudang Garam Tbk	1,044,000	2,661,539
*PT Hanson International Tbk	13,121,500	70,168
*PT Hexindo Adiperkasa Tbk	37,500	14,517
*PT Holcim Indonesia Tbk	5,661,000	977,211
*PT Indah Kiat Pulp and Paper Corp. Tbk	4,126,000	953,029
*PT Indo Tambangraya Megah Tbk	434,500	1,449,684
PT Indocement Tunggal Prakarsa Tbk	1,414,000	2,024,406
*PT Indofood Sukses Makmur Tbk	10,975,500	4,192,714
PT Indosat Tbk	228,500	136,324
#PT Indosat Tbk ADR	18,476	542,640
PT International Nickel Indonesia Tbk	4,261,000	1,612,175
*PT Intiland Development Tbk	1,307,000	120,531
*PT Japfa Comfeed Indonesia Tbk	90,500	12,330
PT Jasa Marga Tbk	5,132,000	981,460
*PT Jaya Real Property Tbk	352,500	30,160
*PT Kalbe Farma Tbk	8,149,000	1,333,674
*PT Kawasan Industry Jababeka Tbk	17,129,000	216,955
*PT Lippo Karawaci Tbk	21,692,750	1,226,466
*PT Matahari Putra Prima Tbk	3,583,400	469,074
*PT Mayorah Indah Tbk	680,500	302,229
*PT Medco Energi International Tbk	3,586,500	912,468
*PT Mitra Adiperkasa Tbk	1,232,500	95,477
*PT Mitra Rajasa Tbk	3,243,500	103,615
*PT Panin Insurance Tbk	3,559,000	96,039
*PT Panin Life Tbk	19,561,000	315,042
PT Perusahaan Gas Negara Tbk	6,057,500	2,426,012
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	858,000	770,112

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Ramayana Lestari Sentosa Tbk	6,168,000	$573,089
*PT Sampoerna Agro Tbk	1,071,500	321,258
*PT Samudera Indonesia Tbk	117,000	46,880
PT Semen Gresik Tbk	1,526,500	1,297,202
*PT Sorini Agro Asia Corporindo Tbk	622,000	98,546
*PT Sumalindo Lestari Jaya Tbk	576,500	22,291
*PT Summarecon Agung Tbk	4,844,032	358,885
*PT Suryainti Permata Tbk	3,098,000	29,489
*PT Tambang Batubara Bukit Asam Tbk	245,000	446,953
PT Telekomunikasi Indonesia Tbk	1,289,000	1,279,921
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	135,996	5,385,442
*PT Timah Tbk	4,810,000	1,133,261
*PT Trada Maritime Tbk	150,000	8,436
PT Trias Sentosa Tbk	2,750,000	57,757
*PT Trimegah Sec Tbk	5,343,500	109,156
*PT Truba Alam Manunggal Engineering Tbk	12,000,500	156,696
PT Tunas Ridean Tbk	1,140,000	226,857
PT Unilever Indonesia Tbk	1,041,500	1,253,304
PT United Tractors Tbk	1,521,666	2,713,049
*PT Wijaya Karya Tbk	600,000	20,103

TOTAL INDONESIA		78,245,295

ISRAEL — (3.6%)
Africa Israel Industries, Ltd.	3,399	132,148
*Africa-Israel Investments, Ltd.	9,815	113,054
*Alvarion, Ltd.	150,847	599,366
*Alvarion, Ltd. ADR	2,700	10,962
*AudioCodes, Ltd.	94,465	297,597
*Azorim Investment Development & Construction Co., Ltd.	24,339	131,230
*Bank Hapoalim B.M.	1,946,691	8,332,933
*Bank Leumi Le-Israel B.M.	1,734,653	7,428,150
*Baran Group, Ltd.	10,025	49,038
Bezeq Israeli Telecommunication Corp., Ltd.	889,641	2,272,658
*Blue Square-Israel, Ltd.	32,009	329,470
Cellcom Israel, Ltd.	45,148	1,438,236
Clal Industries, Ltd.	159,726	1,032,314
*Clal Insurance Enterprise Holdings, Ltd.	52,933	1,235,797
Dan Vehicle & Transportation	13,150	98,907
*Danya Cebus, Ltd.	14,928	55,995
Delek Automotive Systems, Ltd.	50,310	623,606
*Delta-Galil Industries, Ltd.	1	8
*Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	53,133
Discount Investment Corp.	34,968	825,701
*Elbit Medical Imaging, Ltd.	8,168	182,146
Elbit Systems, Ltd.	32,891	2,040,637
*Electra (Israel), Ltd.	2,998	306,145
*Electra Real Estate, Ltd.	12,891	109,612
*Elron Electronic Industries, Ltd.	31,503	249,399
*First International Bank of Israel, Ltd. (6123804)	117,291	395,527
*First International Bank of Israel, Ltd. (6123815)	45,422	776,258
FMS Enterprises Migun, Ltd.	5,052	201,931
*Formula Systems, Ltd.	8,685	97,634
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	88,299	818,115
*Hadera Paper, Ltd.	6,439	462,737
*Hamlet (Israel-Canada), Ltd.	8,272	46,096
*Harel Insurance Investments & Finances, Ltd.	18,257	943,875
*Hot Telecommunications Systems	68,102	838,380
Israel Chemicals, Ltd.	254,371	3,302,307
*Israel Discount Bank, Ltd.	1,094,787	2,462,564
*Ituran Location & Control, Ltd.	44,379	584,268

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Jerusalem Oil Exploration, Ltd.	15,023	$285,351
*Knafaim Arkia Holdings, Ltd.	5,307	24,398
Koor Industries, Ltd.	12,788	358,563
*Leader Holding & Investments, Ltd.	70,156	16,732
*Magal Security Systems, Ltd.	9,733	41,445
*Magic Software Enterprises, Ltd.	9,756	16,104
*Makhteshim-Agan Industries, Ltd.	270,387	1,352,272
*Menorah Mivtachim Holdings, Ltd.	64,934	812,547
*Migdal Insurance & Financial Holdings, Ltd.	694,587	1,345,088
*Mivtach Shamir Holdings, Ltd.	12,571	349,358
*Mizrahi Tefahot Bank, Ltd.	334,537	2,989,625
*Naphtha Israel Petroleum Corp.	45,237	215,298
*Neto M.E. Holdings, Ltd.	2,992	118,268
*NICE Systems, Ltd.	3,912	114,022
*NICE Systems, Ltd. Sponsored ADR	124,077	3,611,881
*OCIF Investments and Development, Ltd.	1,386	6,481
*Oil Refineries, Ltd.	2,075,129	1,065,039
*Orckit Communications, Ltd.	12,357	39,208
*Ormat Industries, Ltd.	196,696	1,645,937
Osem Investment, Ltd.	68,193	941,753
Partner Communications Co., Ltd.	24,379	503,491
#Partner Communications Co., Ltd. ADR	33,867	702,402
*Paz Oil Co., Ltd.	5,764	816,467
*RADVision, Ltd.	31,832	190,391
*Retalix, Ltd.	55,653	743,453
*Scailex Corp., Ltd.	30,738	598,779
Shikun & Binui, Ltd.	312,410	608,793
Strauss Group, Ltd.	53,185	753,573
Super-Sol, Ltd. Series B	224,237	1,275,166
Teva Pharmaceutical Industries, Ltd.	11,056	626,553
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	47,563,464
*Tower Semiconductor, Ltd.	99,533	116,580
*Union Bank of Israel, Ltd.	78,370	409,824
*Urdan Industries, Ltd.	105,816	46,598
*VeriFone Holdings, Inc.	—	2

TOTAL ISRAEL		109,182,840

MALAYSIA — (3.5%)
Aeon Co. Berhad	162,400	249,424
Affin Holdings Berhad	1,220,300	915,854
*Airasia Berhad	2,046,300	813,835
Al-’Aqar KPJ REIT Berhad	34,155	9,940
*Alliance Financial Group Berhad	1,743,900	1,271,886
*AMBD Berhad	233,633	29,480
*AMMB Holdings Berhad	2,920,050	4,147,135
Amway (Malaysia) Holdings Berhad	63,300	135,370
Ann Joo Resources Berhad	400,650	327,038
*APM Automotive Holdings Berhad	79,800	72,259
*Asia Pacific Land Berhad	531,500	48,993
*Axiata Group Berhad	2,429,325	2,317,702
*Bandar Raya Developments Berhad	1,103,100	489,456
*Batu Kawan Berhad	258,450	780,805
*Berjaya Assets Berhad	79,900	11,270
Berjaya Corp. Berhad	2,095,900	752,664
Berjaya Land Berhad	692,300	821,924
*Berjaya Media Berhad	52,398	15,903
Berjaya Sports Toto Berhad	650,214	801,596
Bimb Holdings Berhad	470,000	163,494
*Bolton Properties Berhad	252,900	48,523
*Boustead Heavy Industries Corp. Berhad	37,000	51,900
Boustead Holdings Berhad	829,920	824,888

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
British American Tobacco Malaysia Berhad	71,400	$880,190
*Cahya Mata Sarawak Berhad	181,500	94,380
Carlsberg Brewery Malaysia Berhad	165,000	220,390
CB Industrial Product Holding Berhad	104,800	88,853
*Chemical Co. of Malaysia Berhad	111,000	69,876
CIMB Group Holdings Berhad	1,549,007	5,731,847
Dialog Group Berhad	1,299,338	519,407
Digi.Com Berhad	144,600	924,588
*Dijaya Corp. Berhad	54,000	14,229
DNP Holdings Berhad	286,900	119,677
*DRB-Hicom Berhad	1,510,300	458,497
Dutch Lady Milk Industries Berhad	24,800	87,245
*Eastern & Oriental Berhad	644,382	188,953
*Eastern Pacific Industrial Corp. Berhad	116,400	52,565
*ECM Libra Avenue Berhad	718,052	142,478
*Encorp Berhad	62,000	18,075
*EON Capital Berhad	655,600	1,330,336
*Esso Malaysia Berhad	152,600	112,095
Faber Group Berhad	194,800	91,301
*Fountain View Development Berhad	31,500	—
Fraser & Neave Holdings Berhad	151,400	487,563
Gamuda Berhad	2,437,500	1,971,747
*General Corp. Berhad	244,600	90,045
Genting Berhad	2,144,000	4,406,333
Genting Malaysia Berhad	2,353,900	1,911,002
*Genting Plantations Berhad	420,200	740,062
Globetronics Technology Berhad	155,620	42,306
Glomac Berhad	160,000	63,141
*Gold Is Berhad	323,850	118,937
Grand United Holdings Berhad	274,800	80,227
Guiness Anchor Berhad	150,600	300,140
*GuocoLand (Malaysia) Berhad	486,500	140,239
Hai-O Enterprise Berhad	45,000	110,522
*Hap Seng Consolidated Berhad	487,500	340,889
*Hap Seng Plantations Holdings Berhad	57,000	39,276
Hock Seng Lee Berhad	240,000	81,239
Hong Leong Bank Berhad	527,400	1,256,919
Hong Leong Financial Group Berhad	477,800	1,057,023
Hong Leong Industries Berhad	147,800	206,729
*Hovid Berhad	395,000	29,899
Hume Industries (Malaysia) Berhad	99,900	124,789
*Hunza Properties Berhad	97,600	35,155
Hwang-DBS (Malaysia) Berhad	123,200	62,699
*IGB Corp. Berhad	1,920,700	1,014,459
*IJM Corp. Berhad	2,273,810	3,057,386
*IJM Land Berhad	736,000	467,180
IJM Plantations Berhad	438,900	307,694
*Insas Berhad	372,840	62,015
Integrated Logistics Berhad	176,700	45,833
IOI Corp. Berhad	1,852,277	2,785,584
*Jaks Resources Berhad	327,000	69,937
*Jaya Tiasa Holdings Berhad	149,625	122,558
JT International Berhad	83,000	123,928
*K & N Kenanga Holdings Berhad	343,400	92,197
*Keck Seng (Malaysia) Berhad	205,400	237,115
Kencana Petroleum Berhad	709,920	323,178
KFC Holdings (Malaysia) Berhad	132,300	308,449
*Kian Joo Can Factory Berhad	370,080	126,668
Kim Loong Resources Berhad	152,320	91,366
*Kinsteel Berhad	684,700	203,390
KLCC Property Holdings Berhad	1,033,800	1,002,325

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*KNM Group Berhad	7,142,275	$1,526,148
*Knusford Berhad	37,000	16,248
Kossan Rubber Industries Berhad	70,000	125,265
KPJ Healthcare Berhad	371,250	240,583
*KSL Holdings Berhad	226,266	82,976
Kuala Lumpur Kepong Berhad	293,750	1,422,840
*Kub Malaysia Berhad	500,900	67,527
Kuchai Development Berhad	140,800	30,744
*Kulim Malaysia Berhad	457,200	969,801
*Kumpulan Hartanah Selangor Berhad	460,700	61,456
*Kumpulan Perangsang Selangor Berhad	29,400	12,264
*Kurnia Asia Berhad	745,600	147,919
Kurnia Setia Berhad	15,000	11,315
Lafarge Malayan Cement Berhad	657,900	1,211,607
*Landmarks Berhad	580,092	213,736
Leader Universal Holdings Berhad	482,800	119,721
Leong Hup Holdings Berhad	140,000	54,465
Lingkaran Trans Kota Holdings Berhad	556,900	469,806
*Lion Corp Berhad	754,900	81,290
Lion Diversified Holdings Berhad	615,000	84,928
Lion Industries Corp. Berhad	1,072,500	533,650
*MAA Holdings Berhad	269,800	54,632
*Mah Sing Group Berhad	437,900	232,012
Malayan Banking Berhad	3,348,300	6,643,141
Malaysia Airports Holdings Berhad	249,800	335,813
*Malaysia Building Society Berhad	303,800	90,317
*Malaysian Airlines System Berhad	575,333	439,731
*Malaysian Bulk Carriers Berhad	486,625	438,490
Malaysian Pacific Industries Berhad	125,500	230,233
*Malaysian Resources Corp. Berhad	2,571,000	1,055,222
Manulife Holdings Berhad	80,100	58,526
*MBM Resources Berhad	188,100	144,631
*Measat Global Berhad	310,100	169,657
*Media Prima Berhad	1,056,700	545,206
*Mega First Corp. Berhad	145,000	60,811
*Metro Kajang Holdings Berhad	31,300	12,583
MISC Berhad	905,300	2,114,510
*MK Land Holdings Berhad	997,300	107,588
*MMC Corp. Berhad	1,882,900	1,276,183
*MNRB Holdings Berhad	146,300	117,772
*MTD ACPI Engineering Berhad	166,600	25,752
*Muhibbah Engineering Berhad	1,077,300	316,609
*Mulpha International Berhad	1,834,800	264,711
*Naim Holdings Berhad	158,000	138,115
*NCB Holdings Berhad	89,000	80,555
Nestle (Malaysia) Berhad	63,800	618,573
Notion VTEC Berhad	111,360	99,145
NTPM Holdings Berhad	669,600	112,644
*Nylex (Malaysia) Berhad	101,666	22,066
OKS Property Holdings Berhad	81,430	12,716
Oriental Holdings Berhad	351,700	591,494
*OSK Holdings Berhad	992,332	367,624
*P.I.E. Industrial Berhad	54,600	63,233
*Pan Malaysia Cement Works Berhad	621,000	24,555
Panasonic Manufacturing Malaysia Berhad	42,000	157,062
*Paramount Corp. Berhad	51,000	45,565
Parkson Holdings Berhad	433,482	703,711
PBA Holdings Berhad	172,500	46,089
*Pelikan International Corp. Berhad	410,610	155,448
Petronas Dagangan Berhad	194,600	495,965
Petronas Gas Berhad	315,000	901,190

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*PJ Development Holdings Berhad	440,000	$98,021
Plus Expressways Berhad	723,600	701,904
*POS Malaysia Berhad	664,600	409,001
*PPB Group Berhad	540,300	2,525,601
Protasco Berhad	260,000	74,572
*Proton Holdings Berhad	612,900	699,568
Puncak Niaga Holdings Berhad	224,960	185,580
QL Resources Berhad	349,920	341,098
*Ramunia Holdings Berhad	312,996	37,561
*Ranhill Berhad	380,700	92,071
*RCE Capital Berhad	30,900	6,214
*RHB Capital Berhad	717,600	1,105,163
*Salcon Berhad	220,600	44,983
SapuraCrest Petroleum Berhad	751,100	507,417
*Sarawak Oil Palms Berhad	125,060	97,638
*Scientex, Inc. Berhad	120,564	48,588
*Scomi Group Berhad	2,283,200	298,991
*Selangor Dredging Berhad	366,400	65,240
Shangri-La Hotels (Malaysia) Berhad	297,200	157,248
*Shell Refining Co. Federation of Malaysia Berhad	209,700	659,636
*SHL Consolidated Berhad	202,800	70,751
Sime Darby Berhad	1,452,020	3,615,269
*Sino Hua-An International Berhad	40,800	5,748
SP Setia Berhad	1,020,500	1,204,375
Star Publications (Malaysia) Berhad	645,200	603,431
*Subur Tiasa Holdings Berhad	118,860	65,746
Sunrise Berhad	395,328	252,649
*Sunway City Berhad	539,000	503,981
*Sunway Holdings Berhad	669,400	259,689
Supermax Corp. Berhad	307,500	450,822
Suria Capital Holdings Berhad	198,450	85,900
*Ta Ann Holdings Berhad	235,120	315,365
*TA Enterprise Berhad	2,159,900	440,887
*TA Global Berhad (B3X17H6)	1,295,940	178,567
*TA Global Berhad (B4LM6X7)	1,295,940	140,574
*Talam Corp. Berhad	700,000	24,658
*Tamco Corp. Holdings Berhad	9,740	157
*Tan Chong Motor Holdings Berhad	756,900	696,941
*TDM Berhad	188,700	89,509
*Tebrau Teguh Berhad	568,500	109,989
Telekom Malaysia Berhad	804,000	734,334
Tenaga Nasional Berhad	828,025	1,931,125
*Time Dotcom Berhad	2,402,000	266,024
*Titan Chemicals Corp. Berhad	450,300	166,865
Top Glove Corp. Berhad	332,940	1,090,322
*Tradewinds (Malaysia) Berhad	175,700	138,898
*Tradewinds Corp. Berhad	503,600	91,816
TRC Synergy Berhad	160,080	62,713
UAC Berhad	22,764	21,336
Uchi Technologies Berhad	313,300	119,997
*UEM Land Holdings Berhad	617,250	265,745
*UMW Holdings Berhad	748,400	1,369,274
*Unico-Desa Plantations Berhad	924,193	209,952
*Unisem (M) Berhad	605,000	388,498
*United Malacca Rubber Estates Berhad	103,100	229,731
*United Plantations Berhad	97,400	387,365
United U-Li Corp. Berhad	138,100	27,239
*VS Industry Berhad	167,208	59,948
Wah Seong Corp. Berhad	646,525	438,517
*WCT Berhad	760,400	583,516
*WTK Holdings Berhad	525,750	168,762

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
YTL Cement Berhad	11,000	$12,888
YTL Corp. Berhad	909,534	1,964,951
*YTL e-Solutions Berhad	713,500	162,438
YTL Power International Berhad	1,673,754	1,074,256
*Yu Neh Huat Berhad	940,747	450,884
*Zelan Berhad	553,600	116,873

TOTAL MALAYSIA		107,044,003

MEXICO — (4.8%)
#*Alfa S.A.B. de C.V. Series A	558,540	3,614,283
*Alsea de Mexico S.A.B. de C.V.	502,400	396,005
#America Movil S.A.B. de C.V. Series L	1,252,512	2,739,631
#America Movil S.A.B. de C.V. Series L ADR	359,075	15,673,624
#*Axtel S.A.B. de C.V.	1,129,910	1,003,789
#Banco Compartamos S.A. de C.V.	359,920	1,734,660
#*Bolsa Mexicana de Valores S.A. de C.V.	88,500	111,640
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	369,200	1,625,835
*Carso Infraestructura y Construccion S.A.B. de C.V.	1,749,670	1,096,888
*Cementos de Mexico S.A.B de C.V. Series B	171,224	158,002
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	10,715,357
Cia Minera Autlan S.A.B. de C.V.	121,600	255,657
#Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	247,125
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	2,498,688
#*Consorcio ARA S.A.B. de C.V.	1,613,300	1,037,298
#*Corporacion GEO S.A.B. de C.V. Series B	980,600	2,605,187
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	108,067
Corporacion Moctezuma S.A.B. de C.V.	226,900	621,026
#*Desarrolladora Homex S.A.B. de C.V.	326,400	1,669,930
*Desarrolladora Homex S.A.B. de C.V. ADR	2,800	85,820
*Dine S.A.B. de C.V.	7,300	3,628
Embotelladora Arca S.A.B. de C.V.	993,929	3,191,515
#*Empresas ICA S.A.B. de C.V.	292,950	714,906
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	146,967	1,425,580
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	221,040	9,319,046
*GMD Resorts S.A.B. de C.V.	13,000	3,121
*Gruma S.A.B. de C.V. ADR	6,300	47,628
*Gruma S.A.B. de C.V. Series B	196,562	373,438
#*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	641,904
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	68,920	2,164,777
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	2,271,651
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	831,104
#*Grupo Carso S.A.B. de C.V. Series A-1	874,200	2,707,480
#*Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	742,591
Grupo Continental S.A.B. de C.V.	481,180	1,268,800
#Grupo Elektra S.A. de C.V.	90,576	4,619,722
*Grupo FAMSA S.A.B. de C.V.	63,912	131,928
*Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	8,531,290
#*Grupo Financiero Inbursa S.A.B. de C.V. Series O	688,084	2,104,232
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	2,860,365
Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	35,482
*Grupo Industrial Saltillo S.A.B. de C.V.	58,600	40,993
*Grupo Iusacell S.A.B. de C.V.	12,583	46,657
*Grupo Kuo S.A.B. de C.V. Series B	191,500	175,688
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	6,639
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	10,168,641
#*Grupo Modelo S.A.B. de C.V. Series C	397,000	1,972,859
#*Grupo Simec, S.A. de C.V.	218,700	524,345
Grupo Televisa S.A. de C.V.	191,500	749,895
Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	6,966,205
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	1,202,087	1,433,682
Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	53,750

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#*Industrias CH S.A.B. de C.V. Series B	461,160	$1,521,334
#*Industrias Penoles S.A.B. de C.V.	118,815	2,161,924
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	2,340,018
Mexichem S.A.B.de C.V.	1,582,379	3,399,453
#*Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	4,693,651
*Promotora y Operadora de Infraestructura S.A. de C.V.	224,580	472,167
*SARE Holding S.A. de C.V.	427,800	131,807
Telefonos de Mexico S.A.B. de C.V.	105,800	85,902
#Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	194,725	3,144,809
Telmex Internacional S.A.B. de C.V.	105,800	93,505
#Telmex Internacional S.A.B. de C.V. ADR	225,025	3,973,942
#TV Azteca S.A.B. de C.V. Series A	2,549,180	1,335,006
*Urbi Desarrollos Urbanos S.A.B. de C.V.	999,700	2,084,237
#*Vitro S.A.B. de C.V.	193,764	94,808
#Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	6,581,488

TOTAL MEXICO		146,242,105

PHILIPPINES — (0.6%)
*A. Soriano Corp.	818,000	37,678
Aboitiz Equity Ventures, Inc.	2,807,000	597,915
*Aboitiz Power Corp.	2,078,000	423,666
*Atlas Consolidated Mining & Development Corp.	296,000	69,402
Ayala Corp. Series A	214,293	1,330,040
Ayala Land, Inc.	4,155,220	931,690
*Banco de Oro Unibank, Inc.	1,013,760	782,710
Bank of the Philippine Islands	852,519	830,711
*Belle Corp.	4,248,000	149,920
*Benpres Holdings Corp.	4,725,000	300,527
*China Banking Corp.	22,608	171,342
*Digital Telecommunications Phils., Inc.	4,100,000	119,456
*DMCI Holdings, Inc.	1,672,000	325,642
*Empire East Land Holdings, Inc.	4,900,000	39,988
*Energy Development Corp.	7,737,500	787,099
Filinvest Development Corp.	863,000	34,362
*Filinvest Land, Inc.	25,289,687	481,798
*First Gen Corp.	695,000	143,849
First Philippines Holdings Corp.	470,900	488,732
*Globe Telecom, Inc.	4,930	96,765
International Container Terminal Services, Inc.	1,553,800	690,091
Jollibee Food Corp.	554,915	625,494
*Lepanto Consolidated Mining Co. Series B	8,742,857	46,972
Manila Water Co, Inc.	1,468,400	487,775
*Megaworld Corp.	20,980,600	534,676
*Metro Bank & Trust Co.	1,012,700	910,328
*Metro Pacific Corp. Series A	225,000	10,065
*Philex Mining Corp.	770,250	231,098
Philippine Long Distance Telephone Co.	9,640	545,591
#Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,143,651
*Philippine National Bank	446,800	224,823
*PhilWeb Corp.	98,500	34,385
*Rizal Commercial Banking Corp.	562,319	201,076
*Robinson’s Land Corp. Series B	1,621,400	415,355
Security Bank Corp.	210,500	243,987
Semirara Mining Corp.	180,600	190,566
*Shang Properties, Inc.	174,286	6,342
*SM Development Corp.	1,304,160	145,744
SM Investments Corp.	137,920	936,646
SM Prime Holdings, Inc.	726	146
*Union Bank of the Philippines	388,700	316,968
*Universal Robina Corp.	678,600	247,636

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Vista Land & Lifescapes, Inc.	5,170,000	$203,435

TOTAL PHILIPPINES		17,536,142

POLAND — (1.7%)
*Agora SA	117,268	823,698
*Amica Wronki SA	28	214
Apator SA	24,049	139,011
*Asseco Poland SA	90,912	1,862,058
*Bank Handlowy w Warszawie SA	49,753	1,269,362
*Bank Millennium SA	797,544	1,148,383
*Bank Pekao SA	80,129	4,627,225
*Bank Przemyslowo Handlowy BPH SA	16,918	463,893
*Bank Zackodni WBK SA	28,253	1,700,397
*Barlinek SA	15,447	19,019
*Bioton SA	3,510,344	238,153
*BRE Bank SA	11,542	1,003,662
Budimex SA	16,560	416,975
*Cersanit-Krasnystaw SA	130,762	620,165
*Ciech SA	19,452	208,962
*Debica SA	7,882	176,190
Decora SA	5,510	40,812
*Dom Development SA	9,946	144,556
*Echo Investment SA	598,772	787,174
Elektrobudowa SA	2,716	157,848
*Elstar Oils SA	31,097	82,943
*Emperia Holding SA	37	1,077
Eurocash SA	72,654	428,512
Fabryki Mebli Forte SA	20,079	82,279
*Farmacol SA	34,487	472,632
*Getin Holdings SA	549,924	1,705,021
*Grupa Kety SA	19,284	753,808
*Grupa Lotos SA	126,974	1,202,854
*Impexmetal SA	174,925	153,723
*KGHM Polska Miedz SA	192,817	6,326,130
*Koelner SA	14,359	72,082
*Kredyt Bank SA	88,369	413,835
*LC Corp. SA	378,239	188,275
*LPP SA	664	398,658
*MNI SA	74,513	97,795
*Mondi Packaging Paper Swiecie SA	18,425	463,406
Mostostal Siedlce SA	813,392	1,176,501
*Mostostal Warszawa SA	10,158	218,898
*Mostostal Zabrze Holding SA	134,151	185,979
*Multimedia Polska SA	94,331	230,785
*Netia Holdings SA	343,589	537,292
NG2 SA	19,820	357,989
*Noble Bank SA	63,606	113,225
*Orbis SA	55,651	686,406
*PBG SA	9,148	665,440
Pekaes SA	15,818	64,096
*Pfleiderer Grajewo SA	55,729	304,809
*Polnord SA	13,708	154,242
*Polska Grupa Farmaceutyczna SA	12,886	187,820
*Polski Koncern Naftowy Orlen SA	515,384	5,883,573
Polskie Gornictwo Naftowe I Gazownictwo SA	916,334	1,183,417
Powszechna Kasa Oszczednosci Bank Polski SA	407,441	5,401,668
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	516,145
Raciborska Fabryka Kotlow SA	61,088	232,332
Sniezka SA	9,541	131,003
*Stalexport SA	146,026	88,666
*Sygnity SA	30,293	126,547

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Synthos SA	1,401,209	$597,817
Telekomunikacja Polska SA	474,790	2,620,690
TVN SA	155,325	734,096
*Vistula Group SA	81,530	60,950
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	457,770
*Zaklady Azotowe Pulawy SA	14,551	388,793
Zaklady Tluszcowe Kruszwica SA	5,218	113,517
*Zelmer SA	9,605	138,680

TOTAL POLAND		52,249,933

RUSSIA — (3.5%)
*Comstar United Telesystems GDR	86,201	511,387
*Gazprom OAO Sponsored ADR	1,897,148	46,002,529
*Gazpromneft JSC Sponsored ADR	12,200	296,433
*Globaltrans Investment P.L.C. Sponsored GDR	36,362	401,050
*Integra Group Holdings GDR	108,794	371,418
*Lukoil OAO Sponsored ADR	393,430	21,515,383
*Magnitogorsk Iron & Steel Works Sponsored GDR	98,361	1,228,857
*MMC Norilsk Nickel JSC ADR	308,200	4,739,175
*Novolipetsk Steel OJSC GDR	49,703	1,510,316
*Novorossiysk Sea Trade Port GDR	27,840	319,293
*PIK Group GDR	75,832	389,305
*Polymetal GDR	51,736	482,575
*Rosneft Oil Co. GDR	641,900	4,936,866
*Rostelecom Sponsored ADR	12,300	354,855
*RusHydro Sponsored ADR	1,031,169	4,455,758
*Severstal GDR	223,480	2,734,111
*Surgutneftegaz Sponsored ADR	610,217	5,128,462
*Tatneft Sponsored ADR	111,215	3,421,765
*TMK OAO GDR	42,307	802,183
*Uralkali Sponsored GDR	120,368	2,558,148
*VTB Bank OJSC GDR	537,339	2,661,118
*X5 Retail Group NV GDR	58,210	1,861,064

TOTAL RUSSIA		106,682,051

SOUTH AFRICA — (8.7%)
*ABSA Group, Ltd.	340,644	5,913,838
Adcock Ingram Holdings, Ltd.	211,004	1,484,418
Adcorp Holdings, Ltd.	160,074	543,682
*Advtech, Ltd.	523,705	356,106
*Aeci, Ltd.	260,854	2,040,065
Afgri, Ltd.	1,067,859	831,502
African Bank Investments, Ltd.	1,324,541	5,032,140
*African Oxygen, Ltd.	294,551	868,211
*African Rainbow Minerals, Ltd.	187,751	4,082,242
*Allied Electronics Corp., Ltd.	103,490	387,901
*Allied Technologies, Ltd.	77,718	777,198
*Anglo American Platinum Corp., Ltd.	32,919	3,107,301
AngloGold Ashanti, Ltd.	6,997	250,070
AngloGold Ashanti, Ltd. Sponsored ADR	125,447	4,477,203
*ArcelorMittal South Africa, Ltd.	276,571	3,774,334
*Argent Industrial, Ltd.	135,199	153,422
*Argility, Ltd.	17,507	—
*Aspen Pharmacare Holdings, Ltd.	255,512	2,199,391
AST Group, Ltd.	523,759	80,386
Astral Foods, Ltd.	82,268	1,072,596
*Aveng, Ltd.	772,394	3,533,251
*AVI, Ltd.	843,330	2,338,215
*Avusa, Ltd.	127,671	300,948
*Barloworld, Ltd.	348,525	1,982,910
*Bell Equipment, Ltd.	121,325	155,916

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Bidvest Group, Ltd.	266,720	$4,495,013
*Blue Label Telecoms, Ltd.	212,914	132,865
*Business Connexion Group	26,200	18,605
Capitec Bank Holdings, Ltd.	50,690	511,140
*Cashbuild, Ltd.	34,379	328,958
Caxton & CTP Publishers & Printers, Ltd.	348,066	649,782
Ceramic Industries, Ltd.	9,393	134,960
*Cipla Medpro South Africa, Ltd.	602,857	417,508
City Lodge Hotels, Ltd.	59,096	606,103
*Clicks Group, Ltd.	473,371	1,605,017
*Data Tec, Ltd.	217,333	812,291
*Datacentrix Holdings, Ltd.	81,947	51,212
*Delta EMD, Ltd.	28,740	48,117
*Dimension Data Holdings P.L.C.	1,264,742	1,554,782
*Discovery Holdings, Ltd.	436,975	1,745,261
*Distell Group, Ltd.	96,572	834,776
*Distribution & Warehousing Network, Ltd.	148,918	142,167
*Dorbyl, Ltd.	16,666	8,580
#*Durban Roodeport Deep, Ltd.	897,668	536,503
*ElementOne, Ltd.	90,000	138,711
*Eqstra Holdings, Ltd.	143,595	118,079
*Exxaro Resources, Ltd.	205,983	2,800,707
Famous Brands, Ltd.	63,448	201,751
*FirstRand, Ltd.	2,825,542	6,842,815
*Foschini, Ltd.	352,444	2,556,621
*Freeworld Coatings, Ltd.	267,450	291,435
*Gold Fields, Ltd.	64,532	741,065
*Gold Fields, Ltd. Sponsored ADR	755,800	8,631,236
*Gold Reef Resorts, Ltd.	225,079	566,310
*Grindrod, Ltd.	826,444	1,621,421
*Group Five, Ltd.	211,890	886,513
*Harmony Gold Mining Co., Ltd.	159,622	1,474,827
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	429,373	3,937,350
*Highveld Steel & Vanadilum Corp., Ltd.	26,223	212,104
*Hudaco Industries, Ltd.	65,476	557,794
*Hulamin, Ltd.	120,469	205,048
*Iliad Africa, Ltd.	307,946	339,995
*Illovo Sugar, Ltd.	371,196	1,627,956
*Impala Platinum Holdings, Ltd.	418,209	10,642,562
*Imperial Holdings, Ltd.	393,125	4,101,360
Investec, Ltd.	382,723	2,659,582
JD Group, Ltd.	446,058	2,564,187
*JSE, Ltd.	172,451	1,283,324
*Kap International Holdings, Ltd.	308,543	99,757
#Kumba Iron Ore, Ltd.	49,041	2,047,979
*Lewis Group, Ltd.	209,970	1,433,508
*Liberty Holdings, Ltd.	197,417	1,723,806
Massmart Holdings, Ltd.	196,552	2,254,722
Medi-Clinic Corp., Ltd.	591,479	1,899,448
*Merafe Resources, Ltd.	3,359,356	570,581
*Metair Investments, Ltd.	257,122	178,609
*Metorex, Ltd.	429,924	254,047
*Metropolitan Holdings, Ltd.	1,360,791	2,365,563
*Mondi, Ltd.	336,808	1,974,662
#Mr. Price Group, Ltd.	311,970	1,435,756
MTN Group, Ltd.	1,041,866	14,400,329
*Murray & Roberts Holdings, Ltd.	349,513	1,767,465
*Mvelaphanda Group, Ltd.	468,195	459,598
*Nampak, Ltd.	1,385,311	2,856,929
*Naspers, Ltd. Series N	378,717	13,583,352
#*Nedbank Group, Ltd.	348,671	5,543,502

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
#Network Healthcare Holdings, Ltd.	1,169,235	$1,956,158
#*Northam Platinum, Ltd.	231,381	1,507,561
Nu-World Holdings, Ltd.	23,372	56,982
Oceana Group, Ltd.	75,475	292,521
*Omnia Holdings, Ltd.	118,747	933,855
*Palabora Mining Co., Ltd.	46,214	651,844
*Peregrine Holdings, Ltd.	483,632	663,761
Pick’n Pay Stores, Ltd.	226,244	1,179,421
Pretoria Portland Cement Co., Ltd.	503,177	2,222,711
PSG Group, Ltd.	142,881	419,799
Rainbow Chicken, Ltd.	55,781	115,217
Raubex Group, Ltd.	185,202	542,352
*Reunert, Ltd.	292,337	2,167,640
*Sanlam, Ltd.	3,530,404	10,553,663
Santam, Ltd.	81,470	1,076,192
*Sappi, Ltd.	220,024	918,251
#*Sappi, Ltd. Sponsored ADR	366,083	1,519,244
Sasol, Ltd.	1,232	45,650
#*Sasol, Ltd. Sponsored ADR	466,600	17,077,560
*SecureData Holdings, Ltd.	201,602	23,800
*Sentula Mining, Ltd.	492,134	178,949
Shoprite Holdings, Ltd.	431,604	3,907,934
*Simmer & Jack Mines, Ltd.	1,164,045	274,197
Spar Group, Ltd. (The)	223,559	2,080,466
*Spur Corp., Ltd.	214,190	294,296
*Standard Bank Group, Ltd.	1,207,837	17,115,893
#Steinhoff International Holdings, Ltd.	2,359,582	5,972,082
*Sun International, Ltd.	141,845	1,718,431
*Super Group, Ltd.	706,860	57,136
*Telkom South Africa, Ltd.	239,136	1,031,954
*Telkom South Africa, Ltd. Sponsored ADR	24,334	427,062
Tiger Brands, Ltd.	161,006	3,719,204
*Tongaat-Hulett, Ltd.	172,395	2,223,530
*Trans Hex Group, Ltd.	75,891	37,474
*Trencor, Ltd.	292,978	1,005,305
Truworths International, Ltd.	429,292	2,350,454
*UCS Group, Ltd.	175,071	44,140
Value Group, Ltd.	95,008	43,151
Vodacom Group Pty, Ltd.	213,765	1,499,671
*Wesizwe Platinum, Ltd.	390,905	117,378
Wilson Bayly Holme-Ovcon, Ltd.	67,454	858,357
*Woolworths Holdings, Ltd.	1,324,745	3,164,680

TOTAL SOUTH AFRICA		262,275,178

SOUTH KOREA — (10.8%)
*Aekyung Petrochemical Co., Ltd.	5,250	71,601
*Amorepacific Corp.	2,186	1,523,445
*Artone Paper Manufacturing Co., Ltd.	2,365	9,120
#*Asia Cement Manufacturing Co., Ltd.	4,030	187,240
*Asia Paper Manufacturing Co., Ltd.	3,740	32,076
*Asiana Airlines, Inc.	141,190	446,033
*Basic House Co., Ltd. (The)	10,200	62,970
*Bing Grae Co., Ltd.	8,660	349,261
#*BNG Steel Co., Ltd.	12,030	78,876
*Boo Kook Securities Co., Ltd.	4,620	90,667
*Boryung Pharmaceutical Co., Ltd.	3,184	89,587
#Bu Kwang Pharmaceutical Co., Ltd.	14,098	166,946
*Busan Bank	225,180	2,201,161
*BYC Co., Ltd.	190	20,515
*Byuck San Corp.	2,700	19,984
*Byuck San Engineering and Construction Co., Ltd.	10,240	22,142

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Capro Corp.	28,740	$213,171
#*Celrun Co., Ltd.	24,050	40,045
Cheil Industrial, Inc.	54,880	2,631,403
#Cheil Worldwide, Inc.	3,884	880,675
#*Chin Hung International, Inc.	305,940	212,449
*Cho Kwang Leather Co., Ltd.	6,000	36,121
*Choil Aluminum Manufacturing Co., Ltd.	3,320	17,337
#*Chong Kun Dang Pharmaceutical Corp.	15,254	265,065
*Choongwae Holdings Co., Ltd.	6,211	10,071
#*Choongwae Pharmaceutical Corp.	10,834	156,475
*Chosun Refractories Co., Ltd.	1,980	92,847
*Chungho Comnet Co., Ltd.	2,520	21,117
#CJ CGV Co., Ltd.	18,250	338,055
#*CJ Cheiljedang Corp.	9,208	1,652,804
#*CJ Corp.	26,328	1,516,135
*Cosmochemical Co., Ltd.	4,900	25,006
*Crown Confectionery Co., Ltd.	470	24,363
*Dae Chang Industrial Co., Ltd.	37,100	27,001
*Dae Dong Industrial Co., Ltd.	2,250	41,554
*Dae Sang Corp.	30,867	179,363
Dae Won Kang Up Co., Ltd.	46,430	74,490
*Daeduck Electronics Co., Ltd.	51,520	268,157
*Daeduck Industries Co., Ltd.	21,320	177,670
Daegu Bank Co., Ltd.	210,140	2,677,500
*Daegu Department Store Co., Ltd.	9,210	94,179
*Daehan City Gas Co., Ltd.	4,970	111,447
*Daehan Flour Mills Co., Ltd.	1,658	182,754
#*Daehan Steel Co., Ltd.	16,640	190,036
Daehan Synthetic Fiber Co., Ltd.	520	27,788
*Daekyo Co., Ltd.	66,110	318,208
*Daekyung Machinery & Engineering Co., Ltd.	11,100	28,062
*Daelim Industrial Co., Ltd.	41,071	2,700,461
*Daelim Trading Co., Ltd.	3,405	12,029
*Daesang Holdings Co., Ltd.	24,970	64,197
#*Daesung Industrial Co., Ltd.	2,218	142,904
*Daewon Pharmaceutical Co., Ltd.	10,340	41,802
#*Daewoo Engineering & Construction Co., Ltd.	195,195	1,990,272
#*Daewoo International Corp.	36,197	1,089,811
#*Daewoo Motor Sales Corp.	56,448	347,058
Daewoo Securities Co., Ltd.	136,120	2,249,438
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	106,360	1,643,380
*Daewoong Co., Ltd.	2,750	41,638
#Daewoong Pharmaceutical Co., Ltd.	6,214	266,623
*Dahaam E-Tec Co., Ltd.	1,420	33,782
*Daishin Securities Co., Ltd.	77,350	1,011,101
#*Daiyang Metal Co., Ltd.	17,130	25,017
#*Daou Technology, Inc.	49,520	316,867
*DCM Corp.	130	875
*Digital Power Communications Co., Ltd.	30,360	33,295
*Dong Ah Tire Industrial Co., Ltd.	5,410	33,956
Dong IL Rubber Belt Co., Ltd.	11,400	69,629
*Dong Yang Gang Chul Co., Ltd.	27,640	61,654
*Dong-A Pharmaceutical Co., Ltd.	7,217	719,840
*Dongaone Co., Ltd.	60	164
*Dongbang Agro Co., Ltd.	8,450	46,481
*Dongbang Transport Logistics Co., Ltd.	8,400	17,050
*Dongbu Corp.	15,670	100,636
*Dongbu HiTek Co., Ltd.	34,668	180,495
Dongbu Insurance Co., Ltd.	45,320	1,302,873
*Dongbu Securities Co., Ltd.	37,101	196,585
#*Dongbu Steel Co., Ltd.	35,825	283,752

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Dong-Il Corp.	539	$22,012
*Dongil Industries Co., Ltd.	2,002	94,439
Dongkuk Steel Mill Co., Ltd.	68,730	1,353,610
#*Dongwha Pharm Co., Ltd.	33,055	164,988
#*Dongwon F&B Co., Ltd.	2,400	94,396
#*Dongwon Industries Co., Ltd.	1,963	221,340
#*Dongwon Systems Corp.	117,380	158,593
*Dongyang Engineering & Construction Corp.	1,620	22,483
#Dongyang Mechatronics Corp.	35,609	155,932
#*Doosan Construction & Engineering Co., Ltd.	49,350	282,022
#Doosan Corp.	16,313	1,430,728
#*Doosan Heavy Industries & Construction Co., Ltd.	17,522	1,238,917
#*Doosan Infracore Co., Ltd.	71,640	1,068,667
#*DPI Co., Ltd.	7,711	33,667
*DuzonBIzon Co., Ltd.	14,540	170,328
#*E1 Corp.	4,869	269,202
*Eagon Industrial Co., Ltd.	7,180	75,554
*Eugene Investment & Securities Co., Ltd.	731,437	549,102
*F&F Co., Ltd.	6,240	17,052
#*Firstech Co., Ltd.	7,616	16,648
#*Foosung Co., Ltd.	37,803	124,735
*Fursys, Inc.	11,420	269,936
*Gaon Cable Co., Ltd.	2,740	66,441
#*GIIR, Inc.	13,310	124,879
*Global & Yuasa Battery Co., Ltd.	13,750	247,903
#*Glovis Co., Ltd.	5,778	477,622
*Golden Bridge Investment & Securities Co., Ltd.	14,420	26,747
#*Green Cross Corp.	2,552	264,970
*Green Cross Holdings Corp.	3,083	228,306
#*Green Non-Life Insurance Co., Ltd.	6,985	26,969
#*GS Engineering & Construction Corp.	28,721	2,188,638
#GS Global Corp.	4,286	90,612
*GS Holdings Corp.	78,290	2,322,855
Gwangju Shinsegae Co., Ltd.	922	102,408
*Halla Climate Control Corp.	58,300	593,295
#*Halla Engineering & Construction Corp.	9,590	217,420
#*Han All Pharmaceutical Co., Ltd.	15,710	62,124
#Han Kuk Carbon Co., Ltd.	30,740	166,661
*Han Yang Securities Co., Ltd.	15,770	138,005
*Hana Financial Group, Inc.	222,584	6,337,368
*Handok Pharmaceuticals Co., Ltd.	2,270	26,841
#*Handsome Corp.	30,514	374,809
#*Hanil Cement Manufacturing Co., Ltd.	9,123	571,310
*Hanil Construction Co., Ltd.	6,956	28,221
*Hanil E-Wha Co., Ltd.	38,970	162,684
#*Hanjin Heavy Industries & Construction Co., Ltd.	53,610	989,671
#*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	19,395	187,871
#*Hanjin Shipping Co., Ltd.	67,191	1,364,930
*Hanjin Shipping Holdings Co., Ltd.	12,954	169,830
#*Hanjin Transportation Co., Ltd.	14,230	424,623
*Hankook Cosmetics Co., Ltd.	16,530	37,033
Hankook Shell Oil Co., Ltd.	1,068	106,489
Hankook Tire Manufacturing Co., Ltd.	105,620	2,025,315
#*Hankuk Electric Glass Co., Ltd.	7,490	178,673
*Hankuk Glass Industries, Inc.	3,650	67,031
#*Hankuk Paper Manufacturing Co., Ltd.	5,240	136,129
#*Hanmi Pharm Co., Ltd.	6,050	600,523
*Hanmi Semiconductor Co., Ltd.	16,270	80,149
*Hansae Co., Ltd.	12,022	78,441
*Hansae Yes24 Holdings Co., Ltd.	4,007	13,279
*Hanshin Construction Co., Ltd.	4,960	66,050

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Hansol Chemical Co., Ltd.	9,510	$95,957
#*Hansol CSN Co., Ltd.	27,060	33,876
#*Hansol LCD, Inc.	8,100	220,834
#*Hansol Paper Co., Ltd.	56,000	467,990
#*Hanssem Co., Ltd.	19,200	198,653
*Hanwha Chemical Corp.	138,402	1,729,430
*Hanwha Corp.	44,870	1,798,245
#*Hanwha Non-Life Insurance Co., Ltd.	30,084	283,765
*Hanwha Securities Co., Ltd.	60,369	455,494
*Hanwha Timeworld Co., Ltd.	2,210	24,366
*Heung-A Shipping Co., Ltd.	48,168	33,375
*HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	113,601
#*Hite Brewery Co., Ltd.	3,638	495,307
#*Hite Holdings Co., Ltd.	16,744	325,957
*HMC Investment Securities Co., Ltd.	23,610	410,635
#*Honam Petrochemical Corp.	21,560	2,080,202
#Hotel Shilla Co., Ltd.	52,430	893,634
*HS R&A Co., Ltd.	2,540	15,390
Huchems Fine Chemical Corp.	11,720	281,837
*Huneed Technologies	3,778	21,306
#*Husteel Co., Ltd.	7,050	97,169
*Hwa Sung Industrial Co., Ltd.	4,820	23,784
*Hwacheon Machine Tool Co., Ltd.	1,740	52,704
*Hwashin Co., Ltd.	27,390	96,455
#*Hynix Semiconductor, Inc.	351,331	6,825,549
*Hyosung T & C Co., Ltd.	32,142	2,236,803
*Hyundai Cement Co., Ltd.	6,730	78,279
#*Hyundai Corp.	6,810	117,345
*Hyundai Department Store Co., Ltd.	17,750	1,547,022
*Hyundai Development Co.	71,069	2,192,590
#*Hyundai DSF Co., Ltd.	5,140	35,383
*Hyundai Elevator Co., Ltd.	3,535	161,184
*Hyundai Engineering & Construction Co., Ltd.	17,960	992,389
#*Hyundai Engineering Plastics Co., Ltd.	17,310	58,931
*Hyundai H & S Co., Ltd.	7,131	429,481
Hyundai Heavy Industries Co., Ltd.	11,322	1,814,080
#*Hyundai Hysco	58,630	795,883
#Hyundai Marine & Fire Insurance Co., Ltd.	65,580	998,089
#*Hyundai Merchant Marine Co., Ltd.	105,381	2,618,061
#Hyundai Mipo Dockyard Co., Ltd.	19,042	1,774,582
*Hyundai Mobis	38,601	4,890,472
#Hyundai Motor Co., Ltd.	94,563	9,130,960
Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	23,051
*Hyundai Securities Co., Ltd.	187,743	2,202,498
#*Hyundai Steel Co.	65,560	4,792,224
*Il Dong Pharmaceutical Co., Ltd.	5,094	137,472
*Il Yang Pharmaceutical Co., Ltd.	8,053	172,949
*Iljin Display Co., Ltd.	18,630	92,166
#*Iljin Electric Co., Ltd.	23,184	197,147
#*Iljin Holdings Co., Ltd.	16,273	38,738
*Ilshin Spinning Co., Ltd.	9	457
*Ilsung Pharmaceutical Co., Ltd.	2,088	111,448
*Incheon City Gas Co., Ltd.	10	212
*Industrial Bank of Korea, Ltd.	190,390	2,144,086
*InziControls Co., Ltd.	4,010	10,293
*IS Dongseo Co., Ltd.	14,080	89,401
#*ISU Chemical Co., Ltd.	9,330	97,385
IsuPetasys Co., Ltd.	30,790	60,802
#*Jahwa Electronics Co., Ltd.	14,120	86,133
Jeil Mutual Savings Bank	3,200	16,794
*Jeil Pharmaceutical Co.	12,570	96,618

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Jeonbuk Bank, Ltd.	66,348	$404,496
*Jinheung Mutual Savings Bank Co., Ltd.	12,577	42,821
#*K.C. Tech Co., Ltd.	25,641	101,828
*Kangwon Land, Inc.	81,870	1,113,541
*KB Financial Group, Inc.	11,530	496,911
*KB Financial Group, Inc. ADR	213,711	9,134,008
*KC Cottrell Co., Ltd.	2,553	66,366
KCC Corp.	7,119	2,084,445
*KCO Energy, Inc.	70,315	26,963
#*Keangnam Enterprises, Ltd.	16,335	132,583
*KEC Corp.	26,663	23,970
*Keyang Electric Machinery Co., Ltd.	15,560	29,470
#*KG Chemical Corp.	9,470	97,018
*Kia Motors Corp.	263,080	4,386,252
#*KIC, Ltd.	12,940	98,539
#*KISCO Corp.	6,158	235,325
*Kishin Corp.	970	7,378
#*KISWIRE, Ltd.	11,440	345,156
*Kolon Engineering & Construction Co., Ltd.	24,000	117,717
Kolon Industries, Inc.	19,056	705,322
*Korea Cast Iron Pipe Co., Ltd.	21,010	81,375
*Korea Circuit Co., Ltd.	3,970	9,984
*Korea Cottrell Co., Ltd.	14,467	84,679
*Korea Development Co., Ltd.	18,560	77,730
*Korea Development Leasing Corp.	3,890	107,583
*Korea Electric Power Corp.	34,920	1,151,130
*Korea Electric Power Corp. Sponsored ADR	176,803	2,873,049
*Korea Electric Terminal Co., Ltd.	7,750	123,121
*Korea Exchange Bank	271,479	3,070,131
*Korea Export Packing Industries Co., Ltd.	4,160	41,817
#*Korea Express Co., Ltd.	10,844	501,960
*Korea Flange Co., Ltd.	2,740	25,272
*Korea Gas Corp.	22,798	1,015,089
*Korea Investment Holdings Co., Ltd.	66,070	1,739,068
*Korea Iron & Steel Co., Ltd.	2,034	111,115
#*Korea Kolmar Co., Ltd.	22,140	77,444
#*Korea Komho Petrochemical Co., Ltd.	19,170	312,901
#*Korea Line Corp.	9,894	348,301
*Korea Mutual Savings Bank	2,080	21,654
*Korea Petrochemical Industry Co., Ltd.	4,050	137,376
*Korea Plant Service & Engineering Co., Ltd.	7,690	272,505
Korea Reinsurance Co., Ltd.	71,489	620,399
#*Korea Technology Industry Co., Ltd.	84,600	137,268
*Korea Zinc Co., Ltd.	11,973	1,744,436
*Korean Air Co., Ltd.	49,156	2,378,076
*Korean Air Terminal Service Co., Ltd.	1,600	48,375
*Korean French Banking Corp.	122,182	83,943
#*KP Chemical Corp.	55,020	367,920
*KPX Chemical Co., Ltd.	2,611	100,963
#*KPX Fine Chemical Co., Ltd.	1,901	99,859
*KPX Holdings Corp.	1,163	58,846
*KT Corp.	19,320	825,480
#*KT Corp. Sponsored ADR	84,882	1,793,557
KT&G Corp.	38,400	2,230,167
*KTB Securities Co., Ltd.	82,250	259,176
#Kukdo Chemical Co., Ltd.	5,860	132,535
#*Kumho Electronics Co., Ltd.	6,538	230,053
#*Kumho Industrial Co., Ltd.	44,650	177,075
*Kumho Investment Bank	106,630	99,161
#*Kumho Tire Co., Inc.	61,780	170,659
*Kumkang Industrial Co., Ltd.	4,780	38,166

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Kunsul Chemical Industrial Co., Ltd.	5,380	$64,871
#*Kwang Dong Pharmaceutical Co., Ltd.	65,910	152,755
Kyeryong Construction Industrial Co., Ltd.	9,350	156,636
*Kyobo Securities Co., Ltd.	26,900	230,646
*Kyung Nong Corp.	9,330	34,597
*Kyungbang Co., Ltd.	1,042	105,154
*Kyungdong City Gas Co., Ltd.	1,630	63,486
#*Kyung-in Synthetic Corp.	37,100	114,375
*Kyungnam Energy Co., Ltd.	8,290	19,193
*LG Chemical, Ltd.	28,574	4,899,361
#*LG Corp.	43,527	2,345,807
LG Display Co., Ltd.	38,000	1,228,420
#*LG Display Co., Ltd. ADR	260,850	4,230,987
#LG Electronics, Inc.	44,150	4,118,512
*LG Fashion Corp.	23,542	528,181
LG Hausys, Ltd.	3,866	352,420
#LG Household & Healthcare Co., Ltd.	5,841	1,426,045
LG International Corp.	38,238	886,284
#*LG Life Sciences, Ltd.	10,793	489,159
*LG Telecom, Ltd.	143,510	1,108,523
LIG Insurance Co., Ltd.	40,870	720,103
#*Lotte Chilsung Beverage Co., Ltd.	1,216	866,124
*Lotte Confectionary Co., Ltd.	1,199	1,271,842
#*Lotte Midopa Co., Ltd.	28,620	275,054
*Lotte Non-Life Insurance Co., Ltd.	19,730	129,374
#*Lotte Sam Kang Co., Ltd.	1,281	262,539
*Lotte Shopping Co., Ltd.	10,097	2,592,667
*Lotte Tour Development Co., Ltd.	3,060	83,995
*LS Corp.	16,720	1,371,278
*LS Industrial Systems Co., Ltd.	11,760	846,754
#*LS Networks Co., Ltd.	8,570	64,421
#Macquarie Korea Infrastructure Fund	274,298	1,127,707
*Meritz Fire Marine Insurance Co., Ltd.	100,079	634,412
*Meritz Securities Co., Ltd.	264,680	273,494
Mirae Asset Securities Co., Ltd.	20,501	1,022,195
Miwon Commercial Co., Ltd.	688	50,411
*Miwon Specialty Chemical Co., Ltd.	371	28,437
#*Moorim Paper Co., Ltd.	11,110	79,582
*Motonic Corp.	25,340	161,630
#*Namhae Chemical Corp.	19,150	302,212
#*Namkwang Engineering & Construction Co., Ltd.	22,355	136,066
*Namyang Dairy Products Co., Ltd.	835	349,275
*Nasan Co., Ltd.	8,964	8,916
#*NCsoft Corp.	13,230	1,471,836
*Nexen Corp.	2,782	89,875
#Nexen Tire Corp.	44,200	203,243
#*NH Investment & Securities Co., Ltd.	38,960	333,775
*NK Co., Ltd.	10,730	114,612
Nong Shim Co., Ltd.	5,612	1,100,336
*Nong Shim Holdings Co., Ltd.	1,770	99,614
*Noroo Paint Co., Ltd.	3,854	9,952
#*OCI Co., Ltd.	6,968	1,040,013
*ON*Media Corp.	96,430	286,613
#*Orientbio, Inc.	52,801	52,953
#*ORION Corp.	3,306	731,302
Ottogi Corp.	2,075	236,911
*Pacific Corp.	5,643	640,036
*Pacific Pharmaceutical Co., Ltd.	902	24,378
*Paik Kwang Industrial Co., Ltd.	1,638	53,176
Pang Rim Co., Ltd.	2,820	30,232
*PaperCorea, Inc.	7,930	53,545

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Pohang Coated Steel Co., Ltd.	6,940	$144,291
*Poong Lim Industrial Co., Ltd.	10,310	21,476
*Poongsan Corp.	22,338	380,728
*Poongsan Holdings Corp.	6,880	114,621
#POSCO	5,467	2,493,733
#*POSCO ADR	127,995	14,457,035
*Pulmuone Co., Ltd.	2,658	114,228
*Pum Yang Construction Co., Ltd.	4,931	25,998
*Pusan City Gas Co., Ltd.	7,420	128,843
#*RNL BIO Co., Ltd.	58,627	226,809
#S&T Corp.	5,168	145,649
*S&T Daewoo Co., Ltd.	8,250	184,305
S&T Dynamics Co., Ltd.	39,336	467,320
S&T Holdings Co., Ltd.	8,617	110,911
*S&T Motors Co., Inc.	31,290	15,333
S1 Corp.	15,586	624,939
#*Saehan Industries, Inc.	461,500	412,171
#*Sajo Industries Co., Ltd.	5,440	133,846
*Sajodaerim Corp.	2,140	34,240
#*Sam Jin Pharmaceutical Co., Ltd.	18,001	203,835
*Sam Kwang Glass Industrial Co., Ltd.	2,130	75,622
*Sam Lip General Foods Co., Ltd.	3,770	28,118
*Sam Yung Trading Co., Ltd.	4,148	17,117
#*Sambu Construction Co., Ltd.	8,057	155,647
#*Samchully Co., Ltd.	3,658	362,794
*Samho Development Co., Ltd.	13,440	48,537
#*Samho International Co., Ltd.	7,527	21,319
*Samhwa Crown and Closure Co., Ltd.	608	11,023
*Samhwa Paints Industrial Co., Ltd.	10,290	38,434
Samick Musical Instruments Co., Ltd.	22,800	16,497
Samsung Card Co., Ltd.	35,197	1,550,732
*Samsung Climate Control Co., Ltd.	4,190	23,206
Samsung Corp.	93,840	4,639,281
Samsung Digital Imaging Co., Ltd.	8,540	326,694
#Samsung Electro-Mechanics Co., Ltd.	35,885	3,000,023
Samsung Electronics Co., Ltd.	50,468	33,909,996
#Samsung Engineering Co., Ltd.	17,810	1,730,399
Samsung Fine Chemicals Co., Ltd.	19,306	788,592
Samsung Fire & Marine Insurance, Ltd.	12,082	1,926,027
#Samsung Heavy Industries Co., Ltd.	69,390	1,423,949
Samsung SDI Co., Ltd.	46,832	5,462,870
Samsung Securities Co., Ltd.	46,040	2,498,355
#*Samsung Techwin Co., Ltd.	19,009	1,237,680
#*Samwha Capacitor Co., Ltd.	5,260	42,330
*Samwhan Corp.	11,150	91,883
#*Samyang Corp.	8,864	302,649
*Samyang Foods Co., Ltd.	3,960	60,221
*Samyang Genex Co., Ltd.	2,774	151,057
*Samyang Tongsang Co., Ltd.	720	14,239
#*Samyoung Electronics Co., Ltd.	17,540	154,178
*SAVEZONE I&C Corp.	16,940	29,633
*SBS Media Holdings Co., Ltd.	5,250	16,230
*SC Engineering Co., Ltd.	3,275	13,727
#*Seah Besteel Corp.	17,770	228,581
*SeAH Holdings Corp.	1,966	99,344
*SeAH Steel Corp.	4,101	122,843
*Sebang Co., Ltd.	15,590	168,485
*Sejong Industrial Co., Ltd.	16,050	89,156
*Sempio Foods Co.	4,280	70,463
*Seoul City Gas Co., Ltd.	1,131	48,624
*Serim Paper Manufacturing Co., Ltd.	14,157	37,972

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Seshin Co., Ltd.	2,000	$52
#*Sewon Cellontech Co., Ltd.	26,024	153,686
*SH Chemical Co., Ltd.	25,000	10,539
*Shell-Line Co., Ltd.	8,200	70,549
*Shin Won Corp.	69,550	111,883
*Shin Young Securities Co., Ltd.	6,630	203,019
#*Shinhan Engineering & Construction Co., Ltd.	4,013	35,533
*Shinhan Financial Group Co., Ltd.	45,981	1,605,529
#*Shinhan Financial Group Co., Ltd. ADR	107,526	7,449,401
Shinhung Co., Ltd.	1,510	13,037
*Shinpoong Pharmaceutical Co., Ltd.	1,490	38,799
Shinsegae Co., Ltd.	4,658	2,101,915
Shinsegae Engineering & Construction Co., Ltd.	1,750	19,577
Shinsegae Internet & Commerce Co., Ltd.	1,000	45,011
#*Shinsung Holdings Co., Ltd.	25,115	87,537
*Shinsung Tongsang Co., Ltd.	78,000	30,821
#Silla Trading Co., Ltd.	17,135	168,382
*Sindo Ricoh Co., Ltd.	6,002	278,970
*SJM Co., Ltd.	16,850	70,969
#SK Chemicals Co., Ltd.	21,794	1,008,728
SK Co., Ltd.	35,057	2,509,592
SK Energy Co., Ltd.	43,060	3,908,520
SK Gas Co., Ltd.	4,053	158,322
#SK Networks Co., Ltd.	109,630	975,898
SK Telecom Co., Ltd.	5,026	788,903
SK Telecom Co., Ltd. ADR	124,600	2,159,318
#SKC Co., Ltd.	30,120	434,013
*SL Corp.	11,660	60,960
S-Oil Corp.	31,067	1,373,994
*Solomon Mutual Savings Bank	7,126	21,442
#*Songwon Industrial Co., Ltd.	4,000	39,357
*Ssangyong Cement Industry Co., Ltd.	36,347	244,896
#*STX Corp.	33,993	481,999
#*STX Engine Co., Ltd.	29,970	461,534
#*STX Offshore & Shipbuilding Co., Ltd.	74,136	742,560
#*STX Pan Ocean Co., Ltd.	154,780	1,565,104
*Suheung Capsule Co., Ltd.	2,500	14,422
*Sung Bo Chemicals Co., Ltd.	1,020	26,776
*Sung Shin Cement Co., Ltd.	15,630	112,365
#*Sungchang Enterprise Holdings, Ltd.	6,250	96,649
#*Sungwon Corp.	17,330	22,818
*Sunjin Co., Ltd.	470	14,014
#Sunkyong Securities Co., Ltd.	306,610	628,617
Tae Kwang Industrial Co., Ltd.	707	415,829
#*Tae Kyung Industrial Co., Ltd.	28,410	119,579
#*Taeyoung Engineering & Construction	74,380	309,229
#*Tai Han Electric Wire Co., Ltd.	41,380	583,891
*Tai Lim Packaging Industries Co., Ltd.	47,100	39,885
*Tec & Co.	32,670	8,545
*Telcoware Co., Ltd.	2,000	14,137
*Tong Yang Major Corp.	54,585	138,882
*Tong Yang Securities, Inc.	112,223	1,033,022
*TS Corp.	3,021	128,424
#*Uangel Corp.	6,570	34,753
*Uni Chem Co., Ltd.	10,525	5,580
*Unid Co., Ltd.	5,230	162,599
*Union Steel Manufacturing Co., Ltd.	9,090	149,679
*Uniquest Corp.	7,000	21,040
#*VGX International, Inc.	25,645	34,454
*Whanin Pharmaceutical Co., Ltd.	3,940	44,520
*Woongjin Coway Co., Ltd.	31,060	953,469

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Woongjin Thinkbig Co., Ltd.	12,948	$268,276
#*Woongjin.Com Co., Ltd.	54,420	451,992
*Woori Finance Holdings Co., Ltd.	78,210	896,842
*Woori Finance Holdings Co., Ltd. ADR	1,200	40,848
*Woori Financial Co., Ltd.	13,180	84,929
*Woori Investment & Securities Co., Ltd.	153,734	2,002,454
*WooSung Feed Co., Ltd.	20,370	28,701
*YESCO Co., Ltd.	4,450	94,251
*Yoosung Enterprise Co., Ltd.	9,651	17,440
*Youlchon Chemical Co., Ltd.	25,230	177,987
#*Youngone Corp. (6150493)	11,280	327,516
*Youngone Corp. (B622C10)	45,120	381,444
*Youngpoong Corp.	1,046	439,633
*Yuhan Corp.	10,656	1,557,048
*Yuhwa Securities Co., Ltd.	4,570	56,033
*Yungjin Pharm Co., Ltd.	48,808	51,146

TOTAL SOUTH KOREA		327,561,750

TAIWAN — (11.0%)
*A.G.V. Products Corp.	532,881	188,470
Aaeon Technology, Inc.	36,954	63,308
Ability Enterprise Co., Ltd.	327,893	575,708
*Abocom Systems, Inc.	70,154	26,459
*Acbel Polytech, Inc.	611,468	476,470
*Accton Technology Corp.	921,000	405,999
Acer, Inc.	1,100,248	3,064,246
*Action Electronics Co., Ltd.	140,000	49,487
*Adlink Technology, Inc.	100,000	84,614
Advanced Semiconductor Engineering, Inc.	362,337	284,697
#Advanced Semiconductor Engineering, Inc. ADR	481,536	1,877,990
*Advancetek Enterprise Co., Ltd.	17,000	10,368
*Advantech Co., Ltd.	229,219	462,202
*ALI Corp.	33,000	65,051
*Allis Electric Co., Ltd.	117,000	43,386
*Alpha Networks, Inc.	225,000	196,254
Altek Corp.	411,360	728,299
*Ambassador Hotel (The)	246,000	275,795
*Ampoc Far East Co., Ltd.	79,567	42,637
*Amtran Technology Co., Ltd.	1,310,366	1,300,893
*APCB, Inc.	64,000	75,445
Apex Biotechnology Corp.	88,435	158,011
*Apex Medical Corp.	44,000	41,602
*Apex Science & Engineering Corp.	52,000	25,290
*Arima Communication Corp.	465,383	201,476
*Arima Optoelectronics Corp.	167,520	52,535
*Asia Cement Corp.	2,195,781	2,071,917
*Asia Chemical Corp.	366,000	144,055
*Asia Optical Co, Inc.	90,000	187,230
*Asia Polymer Corp.	321,000	273,159
*Asia Vital Components Co., Ltd.	355,018	389,446
*ASROCK, Inc.	14,000	56,973
*Asustek Computer, Inc.	2,841,198	5,483,757
Aten International Co., Ltd.	123,716	221,729
*AU Optronics Corp.	1,510,497	1,658,953
*AU Optronics Corp. Sponsored ADR	515,431	5,638,810
*Audix Co., Ltd.	123,969	84,820
Aurora Corp.	198,226	222,949
*Aurora Systems Corp.	72,072	46,930
*AV Tech Corp.	23,000	82,695
*Avermedia Technologies, Inc.	287,038	361,111
*Avision, Inc.	183,263	88,482

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Awea Mechantronic Co., Ltd.	52,214	$57,931
*Bank of Kaohsiung Co., Ltd.	529,600	176,679
Basso Industry Corp., Ltd.	290,427	287,721
*Behavior Tech Computer Corp.	84,400	10,651
*Bes Engineering Corp.	2,807,050	700,223
*Biostar Microtech International Corp.	138,712	97,313
*Bright Led Electronics Corp.	58,000	71,331
*C Sun Manufacturing, Ltd.	135,740	75,122
*Cameo Communications, Inc.	76,000	40,748
*Capital Securities Corp.	1,389,000	715,351
*Carnival Industrial Corp.	287,000	71,950
Catcher Co., Ltd.	500,873	1,121,332
*Cathay Chemical Works, Inc.	15,000	5,144
*Cathay Financial Holdings Co., Ltd.	1,996,210	3,366,059
*Cathay Real Estate Development Co., Ltd.	1,774,000	782,408
*Central Reinsurance Co., Ltd.	376,897	148,286
*Chain Qui Development Co., Ltd.	77,464	67,045
*Champion Building Materials Co., Ltd.	494,817	288,771
*Chang Hwa Commercial Bank	5,926,000	2,668,302
*Charoen Pokphand Enterprises Co., Ltd.	268,000	124,590
*Cheng Loong Corp.	1,885,000	710,549
Cheng Shin Rubber Industry Co., Ltd.	631,198	1,205,355
*Cheng Uei Precision Industry Co., Ltd.	449,158	914,839
*Chenming Mold Industrial Corp.	98,708	50,385
*Chi Mei Optoelectronic Corp.	5,736,529	4,460,763
*Chia Hsin Cement Corp.	855,382	420,165
Chia Ta World Co., Ltd.	87,200	50,633
Chicony Electronics Co., Ltd.	325,898	801,566
*Chien Shing Stainless Steel Co., Ltd.	191,000	38,355
*Chilisin Electronics Corp.	71,784	51,383
*China Airlines, Ltd.	2,384,151	796,262
*China Chemical & Pharmaceutical Co.	552,000	326,473
*China Development Financial Holding Corp.	11,707,592	3,238,407
China Ecotek Corp.	60,000	81,418
*China Electric Manufacturing Co., Ltd.	479,220	298,344
*China General Plastics Corp.	673,000	257,577
*China Glaze Co., Ltd.	111,264	60,768
China Hi-Ment Corp.	124,135	158,202
*China Life Insurance Co., Ltd.	1,312,972	888,289
*China Man-Made Fiber Co., Ltd.	2,181,662	498,433
*China Metal Products Co., Ltd.	434,581	581,794
*China Motor Co., Ltd.	1,480,716	853,210
*China Petrochemical Development Corp.	3,267,640	1,216,134
*China Steel Chemical Corp.	97,998	254,038
China Steel Corp.	5,147,548	5,216,590
*China Steel Structure Co., Ltd.	127,000	98,573
*China Synthetic Rubber Corp.	566,818	546,735
*China United Trust & Investment Corp.	50,053	—
*China Wire & Cable Co., Ltd.	203,000	74,302
*Chinatrust Financial Holdings Co., Ltd.	5,888,278	3,205,444
*Chinese Maritime Transport, Ltd.	74,460	192,971
*Ching Feng Home Fashions Industries Co., Ltd.	142,657	47,789
*Chin-Poon Industrial Co., Ltd.	617,617	481,429
*Chong Hong Construction Co.	111,000	214,730
Chroma Ate, Inc.	435,680	849,624
*Chun Yu Works & Co., Ltd.	230,000	68,555
*Chun Yuan Steel Industrial Co., Ltd.	777,177	306,288
*Chung Hsin Electric & Machinery Co., Ltd.	669,000	373,482
*Chung Hung Steel Corp.	2,053,537	958,157
*Chung Hwa Pulp Corp.	650,000	287,925
#*Chunghwa Telecom Co., Ltd. ADR	203,847	3,869,016

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Chungwa Picture Tubes Co., Ltd.	18,411,604	$2,243,031
*Clevo Co.	474,685	859,108
*CMC Magnetics Corp.	5,051,000	1,277,757
*Collins Co., Ltd.	180,600	62,158
Compal Communications, Inc.	436,744	480,243
*Compal Electronics, Inc.	3,395,149	4,706,877
*Compeq Manufacturing Co., Ltd.	1,937,000	554,373
*Continental Engineering Corp.	1,113,667	425,388
*Cosmo Electronics Corp.	91,500	90,806
*Cosmos Bank Taiwan	106,570	29,432
CTCI Corp.	448,896	457,295
*Cyberlink Corp.	42,000	195,461
Cybertan Technology, Inc.	261,873	364,812
Cyntec Co., Ltd.	130,547	354,380
*Da-Cin Construction Co., Ltd.	353,809	214,671
*Darfon Electronics Corp.	156,000	227,256
*Delpha Construction Co., Ltd.	153,887	55,785
Delta Electronics Industrial Co., Ltd.	538,157	1,620,522
*Depo Auto Parts Industrial Co., Ltd.	169,634	406,754
*Diamond Flower Electric Instrument Co., Ltd.	107,572	127,218
*D-Link Corp.	917,941	959,235
*Dynamic Electronics Co., Ltd.	210,000	222,814
*E.Sun Financial Holding Co., Ltd.	5,684,390	2,122,328
*Eastern Media International Corp.	1,491,360	341,164
*Eclat Textile Co., Ltd.	148,524	92,248
*Edom Technology Co., Ltd.	101,600	54,538
Elan Microelectronics Corp.	338,324	534,961
*E-Lead Electronic Co., Ltd.	38,846	25,591
*Elite Material Co., Ltd.	257,404	171,330
Elite Semiconductor Memory Technology, Inc.	448,390	604,302
*Elitegroup Computer Systems Co., Ltd.	1,336,334	552,648
*EnTie Commercial Bank	126,166	32,211
Epistar Corp.	647,413	2,039,756
Eternal Chemical Co., Ltd.	1,187,358	1,145,651
*Eva Airways Corp.	1,985,920	782,398
*Everest Textile Co., Ltd.	303,064	58,991
*Everfocus Electronics Corp.	58,000	44,250
*Evergreen International Storage & Transport Corp.	619,000	487,486
*Evergreen Marine Corp., Ltd.	1,482,170	855,455
*Everlight Chemical Industrial Corp.	597,000	498,960
Everlight Electronics Co., Ltd.	214,570	656,329
*Everspring Industry Co., Ltd.	76,000	26,446
Excel Cell Electronics Co., Ltd.	90,000	41,254
*Excelsior Medical Co., Ltd.	47,000	97,631
*Far Eastern Department Stores, Ltd.	1,019,747	970,121
*Far Eastern International Bank	2,719,226	866,076
Far Eastern New Century Corp.	1,765,462	1,929,496
*Far EasTone Telecommunications Co., Ltd.	1,274,000	1,542,649
*Faraday Technology Corp.	48,000	93,753
*Farglory F T Z Investment Holding Co., Ltd.	41,000	39,297
*Farglory Land Development Co., Ltd.	129,000	272,505
*Federal Corp.	639,982	487,782
Feng Hsin Iron & Steel Co., Ltd.	430,131	700,285
*Feng Tay Enterprise Co., Ltd.	384,808	332,695
*First Copper Technology Co., Ltd.	208,000	87,114
*First Financial Holding Co., Ltd.	4,991,089	2,784,831
*First Hotel	234,011	194,702
*First Insurance Co., Ltd. (The)	195,640	69,209
*First Steamship Co., Ltd.	180,831	266,741
*FLEXium Interconnect, Inc.	88,000	121,250
Flytech Technology Co., Ltd.	81,900	204,110

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Forhouse Corp.	156,000	$164,071
*Formosa Chemicals & Fiber Co., Ltd.	2,345,135	5,063,587
Formosa Epitaxy, Inc.	239,022	312,998
Formosa International Hotels Corp.	35,184	396,573
*Formosa Petrochemical Corp.	241,000	606,196
Formosa Plastics Corp.	2,266,280	4,699,459
*Formosa Taffeta Co., Ltd.	1,549,460	1,129,847
*Formosan Rubber Group, Inc.	889,000	742,408
*Formosan Union Chemical Corp.	356,036	144,131
Fortune Electric Co., Ltd.	105,052	89,096
Foxconn Technology Co., Ltd.	283,711	1,113,390
*Fu I Industrial Co., Ltd.	176,000	47,167
*Fubon Financial Holding Co., Ltd.	3,244,000	3,773,746
*Fullerton Technology Co., Ltd.	62,000	64,732
*Fwuson Industry Co., Ltd.	170,980	64,166
*G Shank Enterprise Co., Ltd.	355,446	263,923
*G.T.M. Corp.	127,000	81,427
*Gamma Optical Co., Ltd.	42,000	46,464
Gem Terminal Industries Co., Ltd.	194,438	146,337
*Gemtek Technology Corp.	118,000	198,810
*General Plastic Industrial Co., Ltd.	33,000	45,656
*GeoVision, Inc.	16,000	65,650
*Getac Technology Corp.	616,281	493,869
Giant Manufacture Co., Ltd.	195,120	523,782
*Giantplus Technology Co., Ltd.	162,000	91,399
*Giga Storage Corp.	167,400	151,748
*Giga-Byte Technology Co., Ltd.	1,066,750	1,014,353
*Gintech Energy Corp.	48,000	119,080
*Global Unichip Corp.	8,000	36,336
*Globe Union Industrial Corp.	230,019	218,082
Gold Circuit Electronics, Ltd.	875,747	329,023
*Goldsun Development & Construction Co., Ltd.	2,271,824	950,685
*Good Will Instrument Co., Ltd.	66,150	47,922
Gordon Auto Body Parts Co., Ltd.	110,932	42,627
*Grand Pacific Petrochemical Corp.	1,013,000	513,561
Grape King, Inc.	106,000	133,722
*Great China Metal Industry Co., Ltd.	386,000	242,115
Great Taipei Gas Co., Ltd.	572,000	314,721
*Great Wall Enterprise Co., Ltd.	446,198	454,824
Greatek Co., Ltd.	861,206	808,466
*Green Energy Technology, Inc.	40,000	96,798
*HannStar Display Corp.	3,551,000	800,689
Hanpin Co., Ltd.	80,000	35,578
*Harvatek Corp.	72,000	71,153
*Hey Song Corp.	831,000	493,123
Highwealth Construction Corp.	608,603	929,464
*Hitron Technologies, Inc.	81,000	52,219
*Ho Tung Holding Corp.	779,645	395,698
*Hocheng Corp.	267,300	90,229
*Hold-Key Electric Wire & Cable Co., Ltd.	145,860	92,344
*Holtek Semiconductor, Inc.	78,000	96,697
*Holystone Enterprise Co., Ltd.	53,000	76,512
Hon Hai Precision Industry Co., Ltd.	3,065,530	12,774,047
*Hong Tai Electric Industrial Co., Ltd.	440,000	176,109
*Hota Industrial Manufacturing Co., Ltd.	41,000	17,329
Hotai Motor Co., Ltd.	308,000	672,034
*Hsin Kuang Steel Co., Ltd.	452,782	459,867
*Hsing Ta Cement Co., Ltd.	296,000	93,163
HTC Corp.	156,887	1,533,336
*Hua Eng Wire & Cable Co., Ltd.	1,051,000	355,702
*Hua Nan Financial Holding Co., Ltd.	3,591,730	2,076,363

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Huaku Development Co., Ltd.	97,000	$242,479
*Huang Hsiang Construction Corp.	228,735	401,247
*Hung Ching Development & Construction Co., Ltd.	227,000	143,930
Hung Poo Construction Corp.	336,537	478,890
*Hung Sheng Construction Co., Ltd.	889,000	534,685
*Hwa Fong Rubber Co., Ltd.	539,000	246,632
*Ichia Technologies, Inc.	535,255	296,886
I-Chiun Precision Industry Co., Ltd.	266,211	406,510
*ICP Electronics, Inc.	70,000	76,560
*Inernational Semiconductor Technology, Ltd.	367,598	174,451
Infortrend Technology, Inc.	287,867	419,999
*Innolux Display Corp.	2,401,239	3,932,796
*Inotera Memories, Inc.	1,454,924	1,034,985
*Inventec Corp.	2,876,821	1,641,888
*I-Sheng Electric Wire & Cable Co., Ltd.	28,000	49,811
ITE Technology, Inc.	97,314	180,457
*Jean Co., Ltd.	129,304	72,923
*Jenn Feng New Energy Co., Ltd.	40,000	42,009
*Jess-Link Products Co., Ltd.	47,000	215,454
Johnson Health Tech Co., Ltd.	164,085	202,749
*Jui Li Enterprise Co., Ltd.	175,100	49,676
*K Laser Technology, Inc.	85,459	54,136
*Kang Na Hsiung Co., Ltd.	217,150	141,073
*Kao Hsing Chang Iron & Steel Corp.	368,000	84,540
*Kaulin Manufacturing Co., Ltd.	176,684	103,575
*Kee Tai Properties Co., Ltd.	512,082	259,299
Kenda Rubber Industrial Co., Ltd.	742,640	754,314
Kian Shen Corp.	43,152	54,415
*King Core Electronics, Inc.	27,000	28,842
*King Slide Works Co., Ltd.	12,000	65,657
*King Yuan Electronics Co., Ltd.	2,070,032	972,101
*Kingdom Construction Co., Ltd.	585,000	480,076
*King’s Town Bank	862,653	216,955
*King’s Town Construction Co., Ltd.	357,086	325,262
*Kinko Optical Co., Ltd.	68,000	51,602
*Kinpo Electronics, Inc.	2,456,892	726,839
Kinsus Interconnect Technology Corp.	345,476	860,404
Knowledge-Yield-Excellence Systems Corp.	400,736	361,765
*KS Terminals, Inc.	76,000	66,204
Kung Long Batteries Industrial Co., Ltd.	47,000	49,145
*Kuoyang Construction Co., Ltd.	730,000	548,495
*Kwong Fong Industries Corp.	1,010,000	311,048
*Lan Fa Textile Co., Ltd.	265,024	72,704
*Largan Precision Co., Ltd.	64,234	834,386
*Lead Data Co., Ltd.	197,000	48,241
*Lealea Enterprise Co., Ltd.	1,163,550	293,392
*Lee Chang Yung Chemical Industry Corp.	641,766	747,291
*Lee Chi Enterprises Co., Ltd.	196,000	65,932
*Lelon Co., Ltd.	89,000	39,345
*Leofoo Development Co., Ltd.	446,000	263,090
Les Enphants Co., Ltd.	96,407	97,305
*Li Peng Enterprise Co., Ltd.	564,920	233,582
*Lian Hwa Foods Corp.	72,000	29,600
*Lien Chang Electronic Enterprise Co., Ltd.	26,000	16,354
*Lien Hwa Industrial Corp.	960,408	450,763
*Lingsen Precision Industries, Ltd.	447,490	204,692
*Lite-On Semiconductor Corp.	286,000	180,213
*Lite-On Technology Corp.	2,069,015	2,623,120
*Long Bon International Co., Ltd.	407,875	224,071
*Long Chen Paper Co., Ltd.	504,838	161,462
*Lotes Co., Ltd.	14,000	68,157

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Lucky Cement Corp.	311,000	$76,823
*Lumax International Corp., Ltd.	35,000	59,969
*Macronix International Co., Ltd.	4,657,677	2,590,433
Makalot Industrial Co., Ltd.	152,430	280,431
*Marketech International Corp.	38,000	20,310
*Masterlink Securities Corp.	836,000	335,803
*Maxtek Technology Co., Ltd.	37,000	58,366
*Mayer Steel Pipe Corp.	209,685	152,487
*Maywufa Co., Ltd.	102,500	46,647
Media Tek, Inc.	234,695	3,786,534
*Mega Financial Holding Co., Ltd.	7,020,000	3,777,025
*Meiloon Co., Ltd.	207,045	82,379
*Mercuries & Associates, Ltd.	498,450	239,566
Merida Industry Co., Ltd.	189,750	285,811
*Merry Electronics Co., Ltd.	241,920	464,769
*Microelectronics Technology, Inc.	781,503	476,686
*Micro-Star International Co., Ltd.	1,438,465	890,684
Min Aik Technology Co., Ltd.	157,563	225,224
*Mirle Automation Corp.	224,553	206,777
*Mitac International Corp.	1,974,135	904,481
*Mobiletron Electronics Co., Ltd.	41,000	30,419
*Mosel Vitelic, Inc.	496,000	240,252
*Mospec Seminconductor Corp.	79,000	46,717
*Mustek Systems, Inc.	58,918	15,178
Nak Sealing Technologies Corp.	59,549	59,021
*Namchow Chemical Industrial Co., Ltd.	240,000	186,772
Nan Ya Plastic Corp.	3,007,104	5,621,051
Nan Ya Printed Circuit Board Corp.	188,700	796,042
*Nankang Rubber Tire Co., Ltd.	812,166	1,131,741
*Nantex Industry Co., Ltd.	305,659	200,641
*Nanya Technology Co., Ltd.	1,782,570	1,445,728
National Petroleum Co., Ltd.	284,000	303,480
*New Asia Construction & Development Co., Ltd.	199,000	43,397
*Nien Hsing Textile Co., Ltd.	827,000	444,695
*Novatek Microelectronics Corp, Ltd.	92,000	269,675
*Ocean Plastics Co., Ltd.	161,000	111,348
*Optimax Technology Corp.	381,654	37,035
Opto Tech Corp.	627,713	508,900
*Orient Semiconductor Electronics, Ltd.	430,000	109,096
*Oriental Union Chemical Corp.	952,290	719,702
*Orise Technology Co., Ltd.	21,000	37,150
*Pacific Construction Co., Ltd.	332,000	56,864
*Pan Jit International, Inc.	541,995	441,423
Pan-International Industrial Corp.	576,149	938,477
*Paragon Technologies Co., Ltd.	49,000	135,463
PC Home Online	46,000	93,474
*Phihong Technology Co., Ltd.	704,143	680,238
Pihsiang Machinery Mfg. Co., Ltd.	130,000	215,891
*Plotech Co., Ltd.	73,000	50,934
*Polaris Securities Co., Ltd.	2,423,000	1,224,431
*Pou Chen Corp.	2,955,281	2,217,228
*Power Quotient International Co., Ltd.	57,000	49,165
*Powertech Technology, Inc.	119,000	378,342
*Precision Silicon Corp.	33,000	32,207
President Chain Store Corp.	315,728	725,260
*President Securities Corp.	865,000	505,280
*Prince Housing & Development Corp.	1,400,975	664,838
*Prodisc Technology, Inc.	603,000	11,941
*Promate Electronic Co., Ltd.	122,000	88,494
Promise Technology, Inc.	127,264	97,928
*Protop Technology Co., Ltd.	148,000	973

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Qisda Corp.	2,832,182	$1,463,942
Quanta Computer, Inc.	886,437	1,764,560
*Quintain Steel Co., Ltd.	299,250	96,444
*Radiant Opto-Electronics Corp.	149,000	205,311
*Radium Life Tech Corp.	838,394	695,102
*Ralec Electronic Corp.	34,509	51,706
*Ralink Technology Corp.	35,000	111,790
Realtek Semiconductor Corp.	507,933	1,384,128
*Rexon Industrial Corp., Ltd.	118,000	33,551
Richtek Technology Corp.	85,882	847,116
*Ritek Corp.	4,796,268	1,214,528
Ruentex Development Co., Ltd.	629,000	789,987
*Ruentex Industries, Ltd.	504,000	850,912
*Sampo Corp.	1,729,584	293,595
San Fang Chemical Industry Co., Ltd.	155,432	170,164
*Sanyang Industrial Co., Ltd.	1,257,927	474,665
*Sanyo Electric Co., Ltd.	246,000	243,851
SDI Corp.	154,000	172,031
Senao International Co., Ltd.	96,547	140,102
Shan-Loong Transportation Co., Ltd.	111,247	53,230
*Sheng Yu Steel Co., Ltd.	231,000	161,958
*Shih Wei Navigation Co., Ltd.	114,000	147,841
*Shihlin Electric & Engineering Corp.	470,000	568,758
*Shihlin Paper Corp.	187,000	413,817
*Shin Kong Financial Holding Co., Ltd.	5,978,349	2,277,532
Shin Shin Co., Ltd.	77,000	58,779
*Shin Zu Shing Co., Ltd.	54,000	218,407
*Shining Building Business Co., Ltd.	86,000	93,834
*Shinkong Co., Ltd.	281,784	180,314
*Shinkong Synthetic Fibers Co., Ltd.	2,422,282	781,300
*Shuttle, Inc.	166,000	135,425
*Sigurd Microelectronics Corp.	429,877	237,307
*Silicon Integrated Systems Corp.	1,371,233	969,954
Siliconware Precision Industries Co., Ltd.	1,202,492	1,575,464
Siliconware Precision Industries Co., Ltd. Sponsored ADR	114,938	775,832
Silitech Technology Corp.	64,159	225,639
*Sincere Navigation Corp.	268,370	330,531
*Sinkang Industries Co., Ltd.	79,652	55,126
*Sinkong Textile Co., Ltd.	416,169	478,249
*Sinon Corp.	579,740	234,308
*SinoPac Holdings Co., Ltd.	7,903,000	2,589,496
*Sinphar Pharmaceutical Co., Ltd.	72,000	61,746
*Sintek Photronics Corp.	1,072,262	770,026
Sitronix Technology Corp.	120,367	213,233
*Siward Crystal Technology Co., Ltd.	69,705	30,260
*Solelytex Enterprise Corp.	111,493	120,116
*Solomon Technology Corp.	132,612	54,486
*Sonix Technology Co., Ltd.	62,000	142,265
*South East Soda Manufacturing Co., Ltd.	126,250	117,776
*Southeast Cement Co., Ltd.	455,000	155,986
*Space Shuttle Hi-Tech Co., Ltd.	83,588	30,224
*SPI Electronic Co., Ltd.	306,530	374,729
*Spirox Corp.	86,145	59,212
*Springsoft, Inc.	387,565	409,462
*Standard Chemical & Pharmaceutical Co., Ltd.	162,122	130,306
*Standard Foods Taiwan, Ltd.	322,605	402,290
*Star Travel Taiwan Co., Ltd.	191,014	152,890
*Stark Technology, Inc.	74,400	62,751
*Sunonwealth Electric Machine Industry Co., Ltd.	280,001	232,738
*Sunplus Technology Co., Ltd.	891,153	833,155
Sunrex Technology Corp.	295,351	312,900

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sweeten Construction Co., Ltd.	93,000	$49,964
Synnex Technology International Corp.	708,445	1,448,945
*Sysware Systex Corp.	87,293	116,685
*T JOIN Transportation Co., Ltd.	631,000	413,272
*Ta Chen Stainless Pipe Co., Ltd.	712,624	523,214
*Ta Chong Bank, Ltd.	3,079,000	591,650
*Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	264,582
*Ta Yih Industrial Co., Ltd.	38,000	43,815
*Tah Hsin Industrial Corp.	159,000	110,141
*Tai Roun Products Co., Ltd.	200,000	71,292
*Ta-I Technology Co., Ltd.	297,939	365,871
*Taichung Commercial Bank	2,050,226	506,382
*Tainan Enterprises Co., Ltd.	128,289	129,516
*Tainan Spinning Co., Ltd.	2,530,000	941,501
*Taishin Financial Holdings Co., Ltd.	6,673,385	2,684,311
*Taisun Enterprise Co., Ltd.	214,800	79,266
*Taita Chemical Co., Ltd.	165,830	65,120
Taiwan Acceptance Corp.	96,000	100,900
*Taiwan Business Bank	3,612,118	931,767
*Taiwan Cement Corp.	2,484,709	2,305,952
*Taiwan Cogeneration Corp.	393,000	198,412
*Taiwan Cooperative Bank	4,185,935	2,442,837
Taiwan Fertilizer Co., Ltd.	630,000	2,050,767
*Taiwan Fire & Marine Insurance Co., Ltd.	318,000	250,900
*Taiwan Flourescent Lamp Co., Ltd.	119,000	11,101
*Taiwan Fu Hsing Industrial Co., Ltd.	136,000	84,302
*Taiwan Glass Industrial Corp.	1,275,056	1,060,091
*Taiwan Hon Chuan Enterprise Co., Ltd.	322,925	525,356
*Taiwan International Securities Corp.	328,000	93,928
*Taiwan Kai Yih Industrial Co., Ltd.	64,982	57,915
*Taiwan Kolin Co., Ltd.	508,000	—
*Taiwan Life Insurance Co., Ltd.	306,709	374,172
Taiwan Line Tek Electronic Co., Ltd.	41,012	71,292
*Taiwan Mask Corp.	573,000	217,288
*Taiwan Nano Electro-Optical Technology Co., Ltd.	142,000	102,921
Taiwan Navigation Co., Ltd.	153,720	195,342
*Taiwan Paiho Co., Ltd.	480,670	367,842
*Taiwan Pulp & Paper Corp.	398,000	123,044
*Taiwan Sakura Corp.	150,388	66,959
Taiwan Secom Co., Ltd.	237,932	381,224
Taiwan Semiconductor Manufacturing Co., Ltd.	7,048,652	13,380,376
*Taiwan Sogo Shinkong Security Co., Ltd.	455,407	312,387
*Taiwan Styrene Monomer Corp.	1,168,602	648,686
*Taiwan Tea Corp.	558,369	315,888
*Taiyen Biotech Co., Ltd.	345,000	204,560
*Tatung Co., Ltd.	6,060,000	1,317,040
*Teapo Electronic Corp.	190,000	29,671
*Teco Electric & Machinery Co., Ltd.	3,215,000	1,295,631
*Tecom, Ltd.	408,000	155,723
Ten Ren Tea Co., Ltd.	65,170	72,815
*Test Research, Inc.	70,000	76,426
*Test-Rite International Co., Ltd.	483,001	265,304
Thinking Electronic Industrial Co., Ltd.	76,058	123,054
*Thye Ming Industrial Co., Ltd.	233,958	296,938
*Ton Yi Industrial Corp.	1,368,000	498,460
*Tong Hsing Electronic Industries, Ltd.	33,000	114,812
Tong Yang Industry Co., Ltd.	594,621	888,158
*Topco Scientific Co., Ltd.	133,000	174,480
Transcend Information, Inc.	233,520	757,384
*Tripod Technology Corp.	196,000	669,510
*Tsann Kuen Enterprise Co., Ltd.	127,343	206,351

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
TSRC Corp.	462,650	$549,904
TTET Union Corp.	125,000	142,771
*Tung Ho Steel Enterprise Corp.	1,123,645	1,250,398
*TXC Corp.	217,000	353,612
*TYC Brother Industrial Co., Ltd.	377,861	256,987
*Tycoons Group Enterprise Co., Ltd.	979,000	227,038
*Tyntek Corp.	684,384	568,503
*Tze Shin International Co., Ltd.	96,997	39,658
U-Ming Marine Transport Corp.	374,200	712,064
*Uniform Industrial Corp.	23,611	17,457
*Unimicron Technology Corp.	1,373,564	1,661,666
*Union Bank of Taiwan	1,462,000	269,590
*Union Insurance Co., Ltd.	117,173	93,315
Uni-President Enterprises Corp.	1,889,692	2,014,790
*Unitech Electronics Co., Ltd.	136,365	77,826
*Unitech Printed Circuit Board Corp.	839,579	296,494
*United Integration Service Co., Ltd.	225,800	202,247
*United Microelectronics Corp.	11,060,441	5,466,900
*Unity Opto Technology Co., Ltd.	344,689	551,354
*Universal Cement Corp.	932,773	470,588
*Universal Microelectronics Co., Ltd.	77,926	34,704
*Universal Scientific Industrial Co., Ltd.	1,750,096	1,131,143
*Universal, Inc.	37,080	26,537
*UPC Technology Corp.	1,143,468	589,554
*USI Corp.	1,106,000	678,109
*U-TECH Media Corp.	189,000	92,643
*Ve Wong Corp.	282,450	214,803
*Veutron Corp.	65,000	6,835
*Via Technologies, Inc.	438,097	237,496
*Visual Photonics Epitacy Co., Ltd.	67,596	149,295
*Wah Lee Industrial Corp.	196,000	248,998
*Walsin Lihwa Corp.	4,929,021	1,674,311
*Walsin Technology Corp., Ltd.	1,039,315	519,030
*Walton Advanced Engineering, Inc.	10,000	4,692
*Wan Hai Lines Co., Ltd.	1,183,359	591,357
*Wan Hwa Enterprise Co., Ltd.	109,174	58,646
*Waterland Financial Holdings	3,354,446	1,060,181
*Wei Chih Steel Industrial Co., Ltd.	210,000	63,942
*Wei Chuan Food Corp.	378,000	403,085
*Weikeng Industrial Co., Ltd.	150,000	88,750
*Weltrend Semiconductor, Inc.	302,275	245,681
*Winbond Electronics Corp.	6,450,000	1,574,610
*Wintek Corp.	1,807,064	1,398,870
Wistron Corp.	1,343,247	2,535,941
*Wistron NeWeb Corp.	304,674	482,041
WPG Holdings Co., Ltd.	326,000	503,313
*WT Microelectronics Co., Ltd.	141,000	103,414
*Wus Printed Circuit Co., Ltd.	309,000	113,977
*Yageo Corp.	4,505,000	1,561,756
*Yang Ming Marine Transport Corp.	2,190,234	785,163
*Yeung Cyang Industrial Co., Ltd.	579,690	451,561
*Yieh Phui Enterprise Co., Ltd.	2,109,653	805,004
*Yosun Industrial Corp.	537,576	510,393
*Young Fast Optoelectronics Co., Ltd.	38,000	376,046
*Young Optics, Inc.	23,000	185,867
*Yuanta Financial Holding Co., Ltd.	4,948,292	3,138,977
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,029,772	782,732
*Yulon Motor Co., Ltd.	1,379,715	1,384,619
*Yulon Nissan Motor Co., Ltd.	29,000	56,021
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	146,885
Yung Shin Pharmaceutical Industrial Co., Ltd.	206,000	214,439

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Yung Tay Engineering Co., Ltd.	695,000	$504,218
*Zenitron Corp.	136,000	91,017
*Zig Sheng Industrial Co., Ltd.	358,568	134,144
Zinwell Corp.	219,979	443,474
*Zippy Technology Corp.	106,028	78,745
*Zyxel Communication Corp.	654,496	524,257

TOTAL TAIWAN		331,599,768

THAILAND — (1.9%)
*ACL Bank PCL (Foreign)	330,500	108,524
Advance Info Service PCL (Foreign)	401,300	1,003,401
Airports of Thailand PCL (Foreign)	281,300	330,493
Amata Corp. PCL (Foreign)	527,500	106,469
*Asia Plus Securities PCL (Foreign)	1,281,200	57,508
Asia Plus Securities PCL (Foreign) NVDR	1,260,100	56,561
Asian Property Development PCL (Foreign)	2,530,300	373,504
*Ayudhya Insurance PCL (Foreign)	191,400	87,066
*Bangchak Petroleum PCL (Foreign)	904,600	386,966
Bangkok Aviation Fuel Services PCL (Foreign)	409,154	97,374
*Bangkok Bank PCL (Foreign)	758,200	2,581,009
*Bangkok Bank PCL (Foreign) NVDR	140,800	479,301
Bangkok Chain Hospital PCL (Foreign)	866,600	133,142
Bangkok Dusit Medical Services PCL (Foreign)	534,800	385,050
*Bangkok Expressway PCL (Foreign)	511,900	309,962
*Bangkok Land PCL (Foreign) NVDR	2,802,700	43,904
*Bangkok Metro PCL (Foreign)	1,052,700	23,150
*Bangkokland PCL	21,097,300	330,489
*Bank of Ayudhya PCL (Foreign)	950,200	561,046
Bank of Ayudhya PCL (Foreign) NVDR	2,752,700	1,617,040
Banpu PCL (Foreign)	78,800	1,267,637
BEC World PCL (Foreign)	712,400	515,066
Big C Supercenter PCL (Foreign)	234,100	289,143
Big C Supercenter PCL (Foreign) NVDR	27,000	33,348
Bumrungrad Hospital PCL (Foreign)	387,600	332,779
C.P. ALL PCL (Foreign)	1,207,200	836,439
*Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	449,026
*Central Plaza Hotel PCL (Foreign)	493,100	57,933
Ch. Karnchang PCL (Foreign)	970,400	153,475
*Charoen Pokphand Foods PCL (Foreign)	4,735,900	1,640,694
*Charoong Thai Wire & Cable PCL (Foreign)	343,000	55,798
*Delta Electronics (Thailand) PCL (Foreign)	913,300	481,481
Dynasty Ceramic PCL (Foreign)	127,500	118,109
*Eastern Water Resources Development & Management PCL (Foreign)	846,600	108,646
Electricity Generating PCL (Foreign)	128,000	304,624
Electricity Generating PCL (Foreign) NVDR	85,100	202,527
*Erawan Group PCL (Foreign)	1,115,200	78,613
*G J Steel PCL (Foreign)	22,132,000	120,011
*G Steel PCL (Foreign)	3,900,000	41,121
Glow Energy PCL (Foreign)	710,600	663,612
GMM Grammy PCL (Foreign)	186,400	76,368
*Hana Microelectronics PCL (Foreign)	466,057	294,840
*Hermraj Land & Development PCL (Foreign)	9,272,000	212,283
Home Product Center PCL (Foreign)	1,963,815	243,739
*ICC International PCL (Foreign)	49,200	57,804
Indorama Polymers PCL (Foreign)	709,800	193,514
*IRPC PCL (Foreign)	12,211,200	1,603,881
*Italian-Thai Development PCL (Foreign) NVDR	3,291,100	271,656
*ITV PCL (Foreign)	183,700	5,811
*Jasmine International PCL (Foreign)	1,294,700	18,331
*Kasikornbank PCL (Foreign)	942,500	2,498,569
*Kasikornbank PCL (Foreign) NVDR	238,500	592,747

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Khon Kaen Sugar Industry PCL (Foreign)	829,900	$360,011
*Kiatnakin Finance PCL (Foreign)	338,400	245,683
Kim Eng Securities Thailand PCL (Foreign)	531,800	163,409
Kim Eng Securities Thailand PCL (Foreign) NVDR	146,500	45,016
*Krung Thai Bank PCL (Foreign)	6,013,200	1,739,019
*Krungthai Card PCL (Foreign)	115,200	43,380
L.P.N. Development PCL (Foreign)	1,590,700	316,271
Land & Houses PCL (Foreign)	942,800	161,891
Land & Houses PCL (Foreign) NVDR	3,864,600	634,495
Lanna Resources PCL (Foreign)	227,400	99,331
*Loxley PCL (Foreign)	1,996,500	122,695
Major Cineplex Group PCL (Foreign)	605,300	158,642
*MBK Development PCL (Foreign)	134,200	292,091
MCOT PCL (Foreign)	77,800	53,437
Minor International PCL (Foreign)	134,292	43,692
Muramoto Electronic (Thailand) PCL (Foreign)	7,400	36,560
*Polyplex PCL (Foreign)	373,900	69,835
Precious Shipping PCL (Foreign)	1,104,000	625,251
*Preuksa Real Estate PCL (Foreign)	686,000	334,785
Property Perfect PCL (Foreign)	1,383,500	149,207
*PTT Aromatics & Refining PCL (Foreign)	1,825,243	1,352,643
*PTT Chemical PCL (Foreign)	923,971	2,358,986
PTT Exploration & Production PCL (Foreign)	468,000	1,861,003
PTT PCL (Foreign)	824,400	5,538,220
*Quality Houses PCL (Foreign)	9,065,600	606,285
Ratchaburi Electricity Generating Holding PCL (Foreign)	576,600	599,268
*Regional Container Lines PCL (Foreign)	384,200	111,111
Robinson Department Store PCL (Foreign)	623,500	193,464
*Rojana Industrial Park PCL (Foreign)	602,000	162,311
*Saha-Union PCL (Foreign)	297,800	175,836
*Sahaviriya Steel Industries PCL (Foreign)	8,303,400	280,157
Samart Corporation PCL (Foreign)	538,600	90,051
Samart I-Mobile PCL (Foreign)	1,746,000	92,047
*Sansiri PCL (Foreign)	1,512,700	198,686
SC Asset Corp. PCL (Foreign)	430,100	139,933
*Serm Suk PCL (Foreign) NVDR	112,700	53,303
*Shinawatra Satellite PCL (Foreign)	833,700	169,528
Siam Cement PCL (Foreign) (The)	89,100	595,879
Siam Cement PCL (Foreign) NVDR (The)	144,800	950,938
*Siam City Bank PCL (Foreign)	1,481,300	1,372,194
Siam City Cement PCL (Foreign)	69,600	467,564
Siam City Cement PCL (Foreign) NVDR	9,100	61,133
*Siam Commercial Bank PCL (Foreign)	700,900	1,683,891
*Siam Future Development PCL (Foreign)	387,400	36,412
Siam Makro PCL (Foreign)	110,300	289,083
*Siamgas & Petrochemicals PCL (Foreign)	83,200	19,049
*Sino-Thai Engineering & Construction PCL (Foreign)	1,560,800	249,201
*Sri Trang Agro Industry PCL (Foreign)	91,900	71,981
*Supalai PCL (Foreign)	2,095,700	378,798
*Tata Steel (Thailand) PCL (Foreign)	5,191,400	283,068
*Thai Oil PCL (Foreign)	1,593,400	1,956,049
*Thai Plastic & Chemicals PCL (Foreign)	551,200	298,888
Thai Reinsurance PCL (Foreign)	220,700	41,886
*Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	156,258
*Thai Union Frozen Products PCL (Foreign)	674,500	670,538
Thai Vegetable Oil PCL (Foreign)	359,025	182,784
*Thanachart Capital PCL (Foreign)	1,330,200	777,403
*Thoresen Thai Agencies PCL (Foreign)	610,720	487,546
*Ticon Industrial Connection PCL (Foreign)	378,300	100,287
*Tipco Asphalt PCL (Foreign)	62,800	70,471
TIPCO Foods (Thailand) PCL (Foreign)	138,500	18,525

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Tisco Financial Group PCL (Foreign)	731,000	$484,471
*TMB Bank PCL (Foreign)	33,057,013	1,264,721
*TPI Polene PCL (Foreign)	1,060,200	266,687
*True Corp. PCL (Foreign)	4,254,700	376,828
Univanich Palm Oil PCL (Foreign)	15,000	35,924
Vanachai Group PCL (Foreign)	1,337,400	91,054
*Vinythai PCL (Foreign)	563,300	111,150

TOTAL THAILAND		56,419,778

TURKEY — (2.5%)
*Adana Cimento Sanayi Ticaret A.S.	51,662	18,752
*Akbank T.A.S.	500,733	2,924,986
*Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	544,895
*Akenerji Elektrik Uretim A.S.	41,512	503,780
*Aksa Akrilik Kimya Sanayii A.S.	143,535	240,850
*Aksigorta A.S.	283,115	349,520
*Alarko Holding A.S.	212,893	592,498
*Albaraka Turk Katilim Bankasi AS	346,957	560,748
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
*Anadolu Anonim Turk Sigorta Sirketi A.S.	438,395	437,390
*Anadolu Cam Sanayii A.S.	220,765	313,222
Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	1,254,964
Anadolu Hayat Sigorta A.S.	76,697	250,602
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,994	49,150
*Arcelik A.S.	379,674	1,501,079
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	40,597	347,580
*Asya Katilim Bankasi A.S.	797,871	2,071,758
*Ayen Enerji A.S.	58,827	110,585
*Aygaz A.S.	227,736	992,895
*Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	274,772
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,466	208,477
*Bati Anabolu Cimento A.S.	22,868	107,384
BIM BirlesikMagazalar A.S.	34,528	1,566,418
*Bolu Cimento Sanayii A.S.	184,348	240,313
*Borusan Mannesmann Boru Sanayi A.S.	12,851	118,773
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	43
*Boyner Buyuk Magazacilik A.S.	20,255	21,279
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	93,008
Bursa Cimento Fabrikasi A.S.	33,519	122,680
Celebi Hava Servisi A.S.	7,051	82,713
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	1
*Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	478,789
Coca-Cola Icecek A.S.	63,006	520,495
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*Deva Holding A.S.	78,426	197,490
*Dogan Gazetecilik A.S.	63,205	150,954
*Dogan Sirketler Grubu Holding A.S.	1,736,358	1,266,199
*Dogan Yayin Holding A.S.	558,290	565,846
*Dogus Otomotiv Servis ve Ticaret A.S.	82,629	295,355
*Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	44,334	38,939
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	55,252
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	785,840
*Enka Insaat ve Sanayi A.S.	242,226	1,127,514
*Eregli Demir ve Celik Fabrikalari Turk A.S.	1,392,186	4,385,925
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	287,358
Ford Otomotiv Sanayi A.S.	138,652	972,670
*Fortis Bank A.S.	18,516	24,255
*Global Yatirim Holding A.S.	192,034	104,454
*Goldas Kuyumculuk Sanayi A.S.	61,429	50,543
*Goodyear Lastikleri T.A.S.	13,889	129,410
*GSD Holding A.S.	508,433	311,923

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Gubre Fabrikalari Ticaret A.S.	55,148	$354,918
*Gunes Sigorta A.S.	135,452	218,238
*Haci Omer Sabanci Holding A.S.	202,712	873,556
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	476,337	601,488
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	252,538	201,041
*Ihlas Holding A.S.	541,734	229,625
*Izmir Demir Celik Sanayii A.S.	148,330	224,460
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	356,449	196,376
*Karton Sanayi ve Ticaret A.S.	1,140	80,997
*Koc Holding A.S. Series B	773,989	2,620,480
*Konya Cimento Sanayii A.S.	2,341	149,476
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	693,404
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	61,900	213,191
*Mardin Cimento Sanayii ve Ticaret A.S.	117,829	575,296
*Marmari Marti Otel Isletmeleri A.S.	82,261	66,470
*Marshall Boya ve Vernik Sanayii A.S.	1	8
*Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	106,189
*Net Holding A.S.	667,496	281,132
*Net Turizm Ticaret ve Sanayi A.S.	68,612	55,800
*Nortel Networks Netas Telekomuenikasyon A.S.	13,360	516,979
Otobus Karoseri Sanayi A.S.	13,080	150,669
*Petkim Petrokimya Holding A.S.	201,203	1,202,216
*Pinar Entegre Et ve Un Sanayi A.S.	17,450	56,943
*Pinar Sut Mamulleri Sanayii A.S.	25,245	125,193
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	174,751
*Sekerbank T.A.S.	353,386	605,425
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	292,139	612,717
*Tat Konserve Sanayii A.S.	142,868	307,464
*TAV Havalimanlari Holding A.S.	212,306	869,907
*Tekfen Holding A.S.	217,059	808,112
*Tekstil Bankasi A.S.	163,669	119,736
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	55,514	76,033
*Tofas Turk Otomobil Fabrikasi A.S.	289,397	1,088,872
*Trakya Cam Sanayii A.S.	448,567	604,530
Tupras-Turkiye Petrol Rafinerileri A.S.	201,255	4,143,696
*Turcas Petrol A.S.	97,229	344,365
*Turk Ekonomi Bankasi A.S.	451,127	757,801
*Turk Hava Yollari A.S.	487,795	1,778,569
*Turk Sise ve Cam Fabrikalari A.S.	641,029	828,401
Turkcell Iletisim Hizmetleri A.S.	212,664	1,560,951
Turkcell Iletisim Hizmetleri A.S. ADR	33,488	609,147
*Turkiye Garanti Bankasi A.S.	1,790,492	7,509,483
Turkiye Halk Bankasi A.S.	287,295	1,951,519
*Turkiye Is Bankasi A.S.	1,005,134	4,415,376
*Turkiye Sinai Kalkinma Bankasi A.S.	667,909	845,503
*Turkiye Vakiflar Bankasi T.A.O.	1,477,654	3,917,056
*Ulker Biskuvi Sanayi A.S.	170,028	438,988
*Uzel Makina Sanayii A.S.	63,028	32,846
*Vestel Elektronik Sanayi ve Ticaret A.S.	162,470	292,405
Yapi Kredi Sigorta A.S.	38,327	339,986
*Yapi ve Kredi Bankasi A.S.	765,888	1,844,418
*Zorlu Enerji Elektrik Uretim A.S.	216,198	468,066

TOTAL TURKEY		74,790,596

TOTAL COMMON STOCKS		2,651,599,048

PREFERRED STOCKS — (4.0%)

BRAZIL — (4.0%)
Banco Bradesco SA	29,425	489,064
Banco Bradesco SA Sponsored ADR	766,482	12,692,945
*Brasil Telecom SA ADR	71,049	1,485,635

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Braskem SA Preferred A	58,000	$408,000
*Braskem SA Preferred A Sponsored ADR	95,885	1,333,760
Centrais Electricas de Santa Catarina SA	28,250	545,517
#Cia Vale do Rio Doce	738,786	16,681,788
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	45,314	3,023,350
Companhia de Bebidas das Americas	22,283	2,045,071
Companhia de Bebidas das Americas Preferred ADR	34,600	3,202,576
*Companhia de Tecidos Norte de Minas	79,300	236,428
Companhia de Transmissao de Energia Eletrica Paulista	30,100	757,690
Companhia Energetica de Minas Gerais SA	4,170	69,353
#Companhia Energetica de Minas Gerais SA Sponsored ADR	266,732	4,446,431
Companhia Energetica do Ceara Coelce Series A	19,200	303,329
Companhia Paranaense de Energia-Copel Series B	34,380	702,921
#Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	1,414,325
Confab Industrial SA	361,542	947,490
Contax Participacoes SA	56,000	736,764
#Contax Participacoes SA ADR	46,700	109,745
Eletropaulo Metropolita SA Preferred A	17,020	311,507
*Empressa Metropolitanade Aguas e Energia SA	6,100	44,949
Forjas Taurus SA	158,631	504,926
Gerdau SA	45,600	612,999
#Gerdau SA Sponsored ADR	678,100	9,120,445
*Gol Linhas Aereas Inteligentes SA	78,200	958,313
*Inepar Industria e Construcoes SA	14,700	61,296
Investimentos Itau SA	1,108,735	6,605,353
Klabin SA	971,000	2,513,782
Lojas Americanas SA	205,000	1,438,806
Mahle-Metal Leve SA Industria e Comercio	8,666	114,888
Marcopolo SA	221,600	892,278
Metalurgica Gerdau SA	394,900	6,565,605
*Net Servicos de Comunicacao SA	45,223	523,003
Net Servicos de Comunicacao SA Preferred ADR	153,294	1,813,468
*Paranapanema SA	39,417	138,848
Randon e Participacoes SA	145,900	1,184,228
Sao Paulo Alpargatas SA	21,000	1,354,695
Saraiva SA Livreiros Editores	50,300	920,610
Suzano Papel e Celullose SA	205,905	2,218,531
Tele Norte Leste Participacoes SA	27,000	481,273
Tele Norte Leste Participacoes SA ADR	146,300	2,607,066
Telecomunicacoes de Sao Paulo SA	31,600	697,044
#Telecomunicacoes de Sao Paulo SA ADR	22,100	494,598
*Telemar Norte Leste SA	57,300	1,673,099
Tim Participacoes SA	33,270	87,367
#Tim Participacoes SA ADR	83,580	2,195,647
Trafo Equipamentos Electricos SA	54,900	101,936
*Ultrapar Participacoes SA	120,659	5,306,436
*Ultrapar Participacoes SA Sponsored ADR	3,000	131,790
*Uniao de Industrias Petroquimicas SA Series B	867,609	478,681
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	8,691,183
Vale SA Series A	237,528	5,310,042
Vivo Participacoes SA	85,870	2,436,714
Whirlpool SA	51,787	97,529

TOTAL BRAZIL		120,321,117

INDIA — (0.0%)
*Ispat Industries, Ltd.	97,131	6,491

TOTAL PREFERRED STOCKS		120,327,608

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*JBS SA Rights 01/29/10	608	119

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (0.0%)
*Cia General de Electricidad SA Rights 12/16/09	11,899	$23

INDONESIA — (0.0%)
*PT AKR Corporindo Tbk Rights 02/10/10	190,300	6,513
*PT Energi Mega Persada Tbk Rights 02/08/10	22,299,091	4,770

TOTAL INDONESIA		11,283

MALAYSIA — (0.0%)
*Hunza Properties Berhad Rights 02/19/10	29,280	4,592
*KPJ Healthcare Berhad Warrants 01/10/15	92,812	33,740
*Malaysian Resources Corp. Berhad Rights 02/19/10	1,285,500	109,292
*Media Prima Berhad Warrants 12/31/14	30,191	4,426
*MISC Berhad Rights 02/09/10	181,060	33,707

TOTAL MALAYSIA		185,757

POLAND — (0.0%)
*Boryszew SA Rights	35,796	91,921

TAIWAN — (0.0%)
*Lotes Co., Ltd. Rights 02/06/10	872	1,092
*Shih Wei Navigation Co., Ltd. Rights 03/01/10	2,399	263

TOTAL TAIWAN		1,355

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	11,425,426	37,861
*Sansiri PCL (Foreign) Warrants 01/20/15	756,350	—

TOTAL THAILAND		37,861

TOTAL RIGHTS/WARRANTS		328,319

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $535,000 FNMA 6.50%, 06/25/39 , valued at $579,806) to be repurchased at $571,009	$571	571,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.4%)
§@DFA Short Term Investment Fund LP	254,056,368	254,056,368
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,866,365) to be repurchased at $1,829,788	$1,830	1,829,770

TOTAL SECURITIES LENDING COLLATERAL		255,886,138

TOTAL INVESTMENTS — (100.0%) (Cost $2,470,372,745)##		$3,028,712,113

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$203,917,010	—	—	$203,917,010
Chile	65,754,887	—	—	65,754,887
China	92,753,315	$234,183,878	—	326,937,193
Czech Republic	—	17,865,615	—	17,865,615
Hungary	692,096	29,579,070	—	30,271,166
India	19,017,260	318,006,478	—	337,023,738
Indonesia	6,121,395	72,123,900	—	78,245,295
Israel	51,888,709	57,294,131	—	109,182,840
Malaysia	389,892	106,654,111	—	107,044,003
Mexico	146,206,623	35,482	—	146,242,105
Philippines	2,143,651	15,392,491	—	17,536,142
Poland	—	52,249,933	—	52,249,933
Russia	354,855	106,327,196	—	106,682,051
South Africa	36,102,035	226,173,143	—	262,275,178
South Korea	43,791,446	283,770,304	—	327,561,750
Taiwan	12,198,683	319,401,085	—	331,599,768
Thailand	56,413,967	5,811	—	56,419,778
Turkey	2,160,224	72,630,372	—	74,790,596
Preferred Stocks
Brazil	120,321,117	—	—	120,321,117
India	—	6,491	—	6,491
Rights/Warrants
Brazil	119	—	—	119
Chile	23	—	—	23
Indonesia	4,770	6,513	—	11,283
Malaysia	71,873	113,884	—	185,757
Poland	—	91,921	—	91,921
Taiwan	—	1,355	—	1,355
Thailand	37,861	—	—	37,861
Temporary Cash Investments	—	571,000	—	571,000
Securities Lending Collateral	—	255,886,138	—	255,886,138

TOTAL	$860,341,811	$2,168,370,302	—	$3,028,712,113

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (30.1%)
Federal Farm Credit Bank
5.375%, 07/18/11	$57,000	$60,824,928
3.875%, 08/25/11	40,000	41,895,600
1.125%, 10/03/11	30,000	30,070,710
Federal Home Loan Bank
1.375%, 05/16/11	77,000	77,735,427
2.625%, 05/20/11	40,000	41,029,320
3.375%, 06/24/11	85,000	87,953,240
3.625%, 07/01/11	112,000	116,529,728
1.625%, 07/27/11	133,200	134,875,922
5.375%, 08/19/11	55,000	58,742,200
3.750%, 09/09/11	90,000	94,185,000
3.625%, 09/16/11	121,000	126,466,780
4.875%, 11/18/11	55,000	58,809,520
Federal Home Loan Mortgage Corporation
5.625%, 03/15/11	15,000	15,856,725
1.625%, 04/26/11	80,000	81,044,400
6.000%, 06/15/11	79,000	84,849,160
5.250%, 07/18/11	65,000	69,297,995
1.125%, 12/15/11	10,000	10,023,000
5.750%, 01/15/12	75,000	81,864,750
Federal National Mortgage Association
1.750%, 03/23/11	40,000	40,558,240
1.375%, 04/28/11	82,000	82,808,930
6.000%, 05/15/11	88,000	94,161,496
3.375%, 05/19/11	20,000	20,731,760
1.000%, 11/23/11	45,000	45,127,980
2.000%, 01/09/12	46,000	46,905,050
0.875%, 01/12/12	122,700	122,482,698

TOTAL AGENCY OBLIGATIONS		1,724,830,559

BONDS — (30.3%)
Bank of New York Mellon Corp.
4.950%, 01/14/11	5,000	5,201,470
Bank of New York Mellon Corp. Floating Rate Note
(r) 0.678%, 02/05/10	59,000	59,001,239
Barclays Bank P.L.C. Floating Rate Note
(r) 0.450%, 01/14/11	125,000	125,059,125
BP Capital Markets P.L.C.
1.550%, 08/11/11	24,000	24,307,176
BP Capital Markets P.L.C. Floating Rate Note
(r) 1.253%, 03/17/11	29,364	29,730,962
Citigroup, Inc.
1.500%, 07/12/11	39,000	39,430,248
1.250%, 09/22/11	20,000	20,151,460
1.250%, 11/15/11	38,000	38,236,056
CME Group, Inc. Floating Rate Note
(r) 0.928%, 08/06/10	100,000	100,372,700
European Investment Bank
3.250%, 10/14/11	27,000	28,108,053
2.625%, 11/15/11	88,000	90,565,112
General Electric Capital Corp.
5.000%, 12/01/10	10,000	10,377,640
1.625%, 01/07/11	60,000	60,684,660
General Electric Capital Corp. Floating Rate Note
(r) 0.284%, 03/12/10	15,000	15,000,990
(r) 0.334%, 05/10/10	10,200	10,199,602
(r) 0.335%, 06/06/11	18,400	18,327,412
(r) 0.447%, 11/21/11	5,000	4,945,155
Goldman Sachs Group, Inc.
1.700%, 03/15/11	50,000	50,601,600
1.625%, 07/15/11	66,000	66,857,076
HSBC USA, Inc.
3.125%, 12/16/11	20,000	20,807,020
Inter-American Development Bank
3.250%, 11/15/11	37,500	38,915,888
Japan Finance Corp.
2.000%, 06/24/11	78,200	79,368,464
JPMorgan Chase & Co.
3.125%, 12/01/11	45,500	47,334,424
JPMorgan Chase & Co. Floating Rate Note
(r) 0.421%, 01/17/11	10,000	10,018,740
(r) 0.383%, 05/16/11	32,625	32,631,329
(r) 1.004%, 06/13/11	10,490	10,561,699
Kreditanstalt fuer Wiederaufbau
1.875%, 03/15/11	35,000	35,499,765
3.250%, 10/14/11	33,000	34,337,160
Morgan Stanley
2.000%, 09/22/11	25,000	25,518,200
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.584%, 10/14/11	50,000	49,978,250
(r) 0.469%, 02/01/12	75,000	75,000,000

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Nordic Investment Bank
4.875%, 03/15/11	$12,291	$12,894,648
2.375%, 12/15/11	29,650	30,357,479
Oesterreichische Kontrollbank AG
2.875%, 03/15/11	82,000	84,054,182
4.750%, 11/08/11	50,000	53,024,600
Rabobank Nederland NV Floating Rate Note
(r) 0.270%, 04/01/11	25,000	24,995,900
Royal Bank of Canada
5.650%, 07/20/11	23,000	24,669,202
Royal Bank of Canada Floating Rate Note
(r) 0.333%, 01/27/12	100,000	100,000,000
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.351%, 10/04/11	48,000	48,002,592
Wells Fargo & Co. Floating Rate Note
(r) 0.351%, 01/12/11	25,000	25,012,500
Westpac Banking Corp. Floating Rate Note
(r) 0.274%, 10/06/10	75,000	74,954,175

TOTAL BONDS		1,735,093,953

U.S. TREASURY OBLIGATIONS — (1.5%)
U.S. Treasury Notes
1.000%, 10/31/11	30,000	30,160,500
1.000%, 12/31/11	55,800	56,022,307

TOTAL U.S. TREASURY OBLIGATIONS		86,182,807

COMMERCIAL PAPER — (21.2%)
Bank of America Corp.
0.200%, 03/16/10	20,000	19,995,886
0.200%, 03/22/10	30,000	29,992,677
0.190%, 04/08/10	42,000	41,985,510
Bank of Nova Scotia
0.190%, 03/01/10	50,000	49,996,900
0.170%, 04/09/10	35,000	34,991,835
BNP Paribas Finance, Inc.
0.170%, 02/18/10	15,000	14,998,775
0.190%, 03/23/10	55,000	54,985,750
Caisse Cent Desjardins
0.200%, 03/18/10	20,000	19,995,574
Caisse D’amortissement de la Dette Sociale
0.130%, 02/01/10	10,570	10,569,912
Calyon North America, Inc.
0.195%, 03/05/10	30,000	29,995,332
0.205%, 03/23/10	5,000	4,998,704
0.205%, 04/27/10	70,000	69,965,952
CBA (Delaware) Finance
0.205%, 02/05/10	30,000	29,999,592
0.180%, 02/22/10	45,000	44,997,898
Eksportfinans ASA
0.150%, 03/15/10	18,000	17,996,400
Fortis Funding LLC
0.200%, 03/29/10	33,000	32,989,833
0.200%, 04/12/10	15,000	14,994,099
FPL Group Capital, Inc.
0.120%, 02/22/10	55,000	54,993,290
Ireland
0.350%, 03/15/10	25,000	24,995,000
0.320%, 04/06/10	49,000	48,982,492
National Australia Funding Delaware, Inc.
0.180%, 03/08/10	55,000	54,989,842
0.180%, 04/08/10	65,000	64,972,466
Old Line Funding LLC
0.180%, 04/20/10	39,000	38,978,152
Paccar Financial Corp.
0.180%, 02/17/10	20,000	19,998,490
Sheffield Receivables Corp.
0.190%, 02/23/10	19,663	19,658,849
0.160%, 03/23/10	50,000	49,977,180
0.180%, 04/12/10	20,000	19,986,738
Svenska Handelsbank, Inc.
0.190%, 03/01/10	30,000	29,995,866
0.195%, 03/29/10	43,000	42,986,752
Total Capital Canada, Ltd.
0.180%, 03/04/10	3,700	3,699,441
Total Capital SA
0.190%, 02/17/10	77,100	77,094,179
0.160%, 03/31/10	50,000	49,989,890
Toyota Motor Credit Corp.
0.170%, 02/23/10	10,000	9,999,306
0.210%, 03/16/10	60,000	59,989,956
0.200%, 04/27/10	20,000	19,992,666

TOTAL COMMERCIAL PAPER		1,214,731,184

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	91,848,373	$91,848,373

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.3%)
§@ DFA Short Term Investment Fund LP.	874,173,296	874,173,296
@ Repurchase Agreement, Deutsche Bank 0.12% 02/01/10 (Collateralized by $3,786,335 FNMA 5.500%, 06/01/38 & 7.000%, 03/01/37 valued at $2,652,471) to be repurchased at $2,587,648	$2,588	2,587,622

TOTAL SECURITIES LENDING COLLATERAL		876,760,918

TOTAL INVESTMENTS — (100.0%) (Cost $5,713,438,462)##		$5,729,447,794

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,724,830,559	—	$1,724,830,559
Bonds	—	1,735,093,953	—	1,735,093,953
U.S. Treasury Obligations	—	86,182,807	—	86,182,807
Commercial Paper	—	1,214,731,184	—	1,214,731,184
Temporary Cash Investments	$91,848,373	—	—	91,848,373
Securities Lending Collateral	—	876,760,918	—	876,760,918

TOTAL.	$91,848,373	$5,637,599,421	—	$5,729,447,794

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (47.3%)
AUSTRALIA — (0.5%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	4,085	$4,197,599
(g) 4.500%, 12/15/10	3,410	5,582,084
Commonwealth Bank of Australia
(e) 3.625%, 04/05/11	5,800	8,225,177
Westpac Banking Corp.
(g) 4.875%, 04/13/11	5,639	9,326,610

TOTAL AUSTRALIA		27,331,470

AUSTRIA — (1.4%)
Erste Group Bank AG
2.250%, 05/13/11	8,400	11,757,007
Oesterreichischen Kontrollbank AG
(u) 4.750%, 11/08/11	64,350	68,242,660

TOTAL AUSTRIA		79,999,667

CANADA — (8.3%)
Bank of Nova Scotia
4.400%, 05/09/11	21,500	20,927,739
Canada Housing Trust
4.600%, 09/15/11	60,000	59,220,014
3.950%, 12/15/11	64,000	62,850,783
Canadian Government Bond
1.250%, 12/01/11	86,500	81,002,184
Ontario, Province of Canada
4.400%, 12/02/11	124,000	122,466,888
Province of British Columbia
5.750%, 01/09/12	40,000	40,546,551
Royal Bank of Canada
(g) 4.625%, 12/07/10	6,313	10,318,691
4.920%, 07/06/11	8,000	7,871,761
(u) 5.650%, 07/20/11	3,500	3,754,009
(e) 5.750%, 07/25/11	48,000	70,378,592

TOTAL CANADA		479,337,212

DENMARK — (1.0%)
Denmark Government International Bond
(u) 2.750%, 11/15/11	56,000	57,771,000

FRANCE — (4.3%)
Agence Francaise de Developpement
(u) 1.750%, 01/18/11	26,500	26,744,807
(u) 4.125%, 06/24/11	45,500	47,331,421
Caisse d’Amortissement de la Dette Sociale
(u) 4.000%, 07/15/11	31,720	33,094,269
4.125%, 12/09/11	22,000	23,189,540
French Treasury Note
1.500%, 09/12/11	9,000	12,570,850
3.750%, 01/12/12	70,000	101,791,359
Total Capital SA
5.000%, 10/10/11	3,500	3,712,989

TOTAL FRANCE		248,435,235

GERMANY — (6.0%)
Bundesschatzanweisungen
1.500%, 06/10/11	70,000	97,890,716
Kreditanstalt fuer Wiederaufbau
#(u) 4.625%, 01/20/11	23,200	24,027,451
(u) 1.875%, 03/15/11	19,755	20,037,082
#(u) 3.250%, 10/14/11	19,000	19,769,880
(g) 5.250%, 01/12/12	20,000	34,030,307
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	34,000	34,619,412
(u) 2.500%, 02/14/11	29,000	29,507,877
(u) 4.125%, 07/15/11	18,000	18,782,550
(u) 4.875%, 01/13/12	15,000	16,026,240
Landwirtschaftliche Rentenbank
(u) 4.250%, 01/21/11	25,000	25,839,150
#(u) 4.875%, 02/14/11	9,100	9,530,867
(u) 3.125%, 06/15/11	18,400	18,983,225

TOTAL GERMANY		349,044,757

JAPAN — (0.5%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	29,600	30,042,283

NETHERLANDS — (6.4%)
Bank Nederlandse Gemeenten
(u) 3.375%, 12/15/10	8,648	8,837,642
(u) 3.375%, 01/18/11	15,000	15,374,745
(g) 4.500%, 08/16/11	18,000	30,010,962
(u) 5.125%, 10/20/11	28,600	30,533,217
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	48,385	50,076,249

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
(u) 2.875%, 06/16/11	107,000	$109,617,113
Netherlands Government Bond
2.500%, 01/15/12	71,000	100,796,295
Rabobank Nederland
(u) 5.000%, 02/15/11	6,884	7,165,067
(g) 5.000%, 04/11/11	4,870	8,040,953
(u) 5.000%, 01/25/12	10,000	10,635,690

TOTAL NETHERLANDS		371,087,933

NORWAY — (2.1%)
Kommunalbanken
(u) 3.250%, 06/15/11	101,832	105,075,757
(u) 5.125%, 10/14/11	13,000	13,874,874

TOTAL NORWAY		118,950,631

SPAIN — (0.7%)
Instituto de Credito Oficial
(u) 4.625%, 10/26/10	10,400	10,675,548
(u) 3.000%, 03/15/11	5,000	5,102,750
(u) 3.500%, 11/15/11	10,500	10,856,590
(g) 4.500%, 12/07/11	10,000	16,768,938

TOTAL SPAIN		43,403,826

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.5%)
Council of Europe Development Bank
(u) 6.125%, 01/25/11	21,208	22,291,411
(u) 3.375%, 09/15/11	6,000	6,227,328
European Investment Bank
(g) 5.375%, 03/07/11	5,860	9,810,055
#(u) 3.250%, 10/14/11	71,700	74,642,496
(u) 2.625%, 11/15/11	32,000	32,932,768

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		145,904,058

SWEDEN — (0.9%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	23,000	24,262,194
Sweden Government International Bond
(u) 4.500%, 02/07/11	25,000	26,033,550

TOTAL SWEDEN		50,295,744

UNITED KINGDOM — (4.4%)
Barclays Bank P.L.C.
2.875%, 12/23/11	49,300	80,437,749
BP Capital Markets P.L.C.
(u) 4.750%, 11/10/10	5,814	5,991,164
(u) 3.625%, 05/27/11	3,160	3,273,201
(u) 1.550%, 08/11/11	21,000	21,268,779
Clydesdale Bank P.L.C.
3.375%, 12/09/11	8,400	13,857,173
Lloyds TSB Bank P.L.C.
4.000%, 11/17/11	20,000	33,321,984
Nationwide Building Society
3.750%, 11/21/11	5,000	8,299,221
Network Rail Infrastructure Finance P.L.C.
(u) 3.000%, 01/24/11	21,200	21,664,831
Royal Bank of Scotland P.L.C.
4.125%, 11/14/11	40,000	66,731,117

TOTAL UNITED KINGDOM		254,845,219

UNITED STATES — (8.3%)
Bank of America Corp.
4.500%, 08/01/10	$5,092	5,183,656
Citigroup, Inc.
1.500%, 07/12/11	65,000	65,717,080
1.375%, 08/10/11	20,000	20,186,140
1.250%, 09/22/11	15,000	15,113,595
# 1.250%, 11/15/11	17,000	17,105,604
General Electric Capital Corp.
1.625%, 01/07/11	40,000	40,456,440
Goldman Sachs Group, Inc.
1.625%, 07/15/11	24,000	24,311,664
HSBC USA, Inc.
# 3.125%, 12/16/11	40,000	41,614,040
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	4,000	6,656,686
Morgan Stanley
2.000%, 09/22/11	86,200	87,986,754
3.250%, 12/01/11	30,000	31,277,340
Regions Bank
3.250%, 12/09/11	40,000	41,720,640

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
UNITED STATES — (Continued)
Suntrust Bank
# 3.000%, 11/16/11	$70,000	$72,598,890
Wachovia Corp.
5.300%, 10/15/11	13,000	13,812,409

TOTAL UNITED STATES		483,740,938

TOTAL BONDS		2,740,189,973

AGENCY OBLIGATIONS — (23.8%)
Federal Farm Credit Bank
# 5.375%, 07/18/11	10,800	11,524,723
# 3.875%, 08/25/11	20,000	20,947,800
# 1.125%, 10/03/11	84,400	84,598,931
# 3.500%, 10/03/11	20,000	20,856,740
Federal Home Loan Bank
# 1.625%, 01/21/11	28,000	28,333,956
# 1.375%, 05/16/11	88,200	89,042,398
# 2.625%, 05/20/11	80,000	82,058,640
# 3.375%, 06/24/11	65,000	67,258,360
# 3.625%, 07/01/11	110,600	115,073,106
# 1.625%, 07/27/11	95,000	96,195,290
# 3.750%, 09/09/11	126,800	132,696,200
# 3.625%, 09/16/11	70,000	73,162,600
4.875%, 11/15/11	9,500	10,159,386
# 4.875%, 11/18/11	39,300	42,022,075
Federal Home Loan Mortgage Corporation
# 1.625%, 04/26/11	60,000	60,783,300
# 6.000%, 06/15/11	79,000	84,849,160
# 5.250%, 07/18/11	13,500	14,392,660
1.125%, 12/15/11	10,000	10,023,000
5.750%, 01/15/12	13,500	14,735,655
Federal National Mortgage Association
# 1.375%, 04/28/11	20,000	20,197,300
# 6.000%, 05/15/11	69,000	73,831,173
# 3.375%, 05/19/11	80,000	82,927,040
# 1.000%, 11/23/11	89,000	89,253,116
# 0.875%, 01/12/12	55,000	54,902,595

TOTAL AGENCY OBLIGATIONS		1,379,825,204

U.S. TREASURY OBLIGATIONS — (1.7%)
U.S. Treasury Notes
# 1.000%, 10/31/11	40,000	40,214,000
# 1.750%, 11/15/11	20,000	20,370,320
# 1.000%, 12/31/11	40,000	40,159,360

TOTAL U.S. TREASURY OBLIGATIONS		100,743,680

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $39,785,000 FNMA 6.50%, 06/25/39, valued at $43,116,994) to be repurchased at $42,477,673	42,477	42,477,000

	Shares
SECURITIES LENDING COLLATERAL — (26.5%)
§@ DFA Short Term Investment Fund LP.	1,537,021,838	1,537,021,838

TOTAL INVESTMENTS — (100.0%) (Cost $5,799,991,307)##		$5,800,257,695

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$27,331,470	—	$27,331,470
Austria	—	79,999,667	—	79,999,667
Canada	—	479,337,212	—	479,337,212
Denmark	—	57,771,000	—	57,771,000
France	—	248,435,235	—	248,435,235
Germany	—	349,044,757	—	349,044,757
Japan	—	30,042,283	—	30,042,283
Netherlands	—	371,087,933	—	371,087,933
Norway	—	118,950,631	—	118,950,631
Spain	—	43,403,826	—	43,403,826
Supranational Organization Obligations	—	145,904,058	—	145,904,058
Sweden	—	50,295,744	—	50,295,744
United Kingdom	—	254,845,219	—	254,845,219
United States	—	483,740,938	—	483,740,938
Agency Obligations	—	1,379,825,204	—	1,379,825,204
U.S. Treasury Obligations	—	100,743,680	—	100,743,680
Temporary Cash Investments	—	42,477,000	—	42,477,000
Securities Lending Collateral	—	1,537,021,838	—	1,537,021,838
Other Financial Instruments**	—	12,948,343	—	12,948,343

TOTAL	—	$5,813,206,038	—	$5,813,206,038

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (73.9%)
AUSTRALIA — (2.7%)
Australia & New Zealand Banking Group, Ltd.
6.500%, 02/02/10	1,279	$1,131,524
5.750%, 02/22/10	2,576	2,279,728
(u) 5.500%, 05/24/11	1,311	1,377,554
Commonwealth Bank of Australia
7.250%, 09/17/10	5,000	4,483,691

TOTAL AUSTRALIA		9,272,497

AUSTRIA — (1.0%)
Oesterreichische Kontrollbank AG
(u) 2.875%, 03/15/11	3,500	3,587,679

CANADA — (11.2%)
Bank of Nova Scotia
(g) 4.625%, 01/25/11	1,700	2,779,582
4.400%, 05/09/11	3,500	3,406,841
Canada Housing Trust
4.600%, 09/15/11	7,000	6,909,002
3.950%, 12/15/11	3,000	2,946,130
Canadian Government Bond
1.250%, 12/01/11	6,900	6,461,446
Ontario, Province of Canada
(z) 6.375%, 10/12/10	1,800	1,285,385
4.400%, 12/02/11	5,000	4,938,181
Province of British Columbia
5.750%, 01/09/12	9,000	9,122,974
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,000	1,072,574

TOTAL CANADA		38,922,115

DENMARK — (1.2%)
Denmark Government International Bond
(u) 2.750%, 11/15/11	4,000	4,126,500

FINLAND — (0.2%)
Municipality Finance P.L.C.
(t) 6.705%, 08/25/10	800	714,468

FRANCE — (7.1%)
Agence Francaise de Developpement
(u) 1.750%, 01/18/11	3,500	3,532,333
Caisse d’Amortissement de la Dette Sociale
(u) 4.000%, 07/15/11	8,000	8,346,600
French Treasury Note
3.750%, 01/12/12	7,000	10,179,136
Total Capital SA
(u) 5.000%, 10/10/11	2,500	2,652,135

TOTAL FRANCE		24,710,204

GERMANY — (6.6%)
Kreditanstalt fuer Wiederaufbau
(z) 8.000%, 01/14/11	4,302	3,132,362
(n) 5.250%, 05/16/11	32,500	5,687,747
Landeskreditbank Baden-Wuerttemberg Foerderbank
(n) 3.500%, 04/15/10	20,930	3,531,120
(u) 3.250%, 10/29/10	4,500	4,581,981
(u) 4.125%, 07/15/11	3,000	3,130,425
Landwirtschaftliche Rentenbank
(u) 4.250%, 01/21/11	2,000	2,067,132
(t) 6.500%, 05/04/11	1,000	901,680

TOTAL GERMANY		23,032,447

IRELAND — (1.6%)
General Electric Capital Corp. Floating Rate Note
(g)(r)1.276%, 02/01/10	3,600	5,754,568

JAPAN — (1.2%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	4,200	4,262,756

NETHERLANDS — (7.6%)
Bank Nederlandse Gemeenten
(t) 5.000%, 07/16/10	3,800	3,366,042
(z) 6.750%, 09/21/11	929	675,934
(u) 5.125%, 10/20/11	3,100	3,309,545
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	5,000	5,174,770
Nederlandse Waterschapsbank NV
(t) 7.375%, 02/18/11	2,000	1,814,241
(u) 2.875%, 06/16/11	4,000	4,097,836
Rabobank Nederland NV
(z) 4.750%, 12/07/11	8,800	6,175,578

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NETHERLANDS — (Continued)
Toyota Motor Finance
(t) 6.630%, 05/25/10	2,100	$1,857,400

TOTAL NETHERLANDS		26,471,346

NORWAY — (2.4%)
Kommunalbanken
5.250%, 11/10/10	4,000	691,180
(t) 4.000%, 11/15/10	2,500	2,193,674
3.500%, 03/01/11	9,290	1,589,718
(u) 3.250%, 06/15/11	1,000	1,031,854
4.000%, 11/02/11	16,000	2,743,115

TOTAL NORWAY		8,249,541

SPAIN — (2.6%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,700	1,719,720
(n) 5.000%, 10/17/11	15,600	2,712,764
(u) 3.500%, 11/15/11	4,500	4,652,825

TOTAL SPAIN		9,085,309

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.9%)
Council of Europe Development Bank
(u) 6.125%, 01/25/11	1,800	1,891,953
(u) 3.375%, 09/15/11	4,000	4,151,552
Eurofima
(z) 6.500%, 10/21/10	5,500	3,937,405
European Investment Bank
(n) 6.000%, 08/06/10	7,500	1,286,752
(n) 3.250%, 10/14/11	1,300	1,353,351
(n) 7.000%, 01/18/12	8,800	6,477,039
Inter-American Development Bank
(t) 5.820%, 04/14/10	1,000	886,858
(z) 6.125%, 07/19/11	5,300	3,827,229
International Bank for Reconstruction & Development
(t) 0.500%, 03/12/10	2,059	1,813,827
(t) 5.520%, 04/18/11	5,847	5,191,504
(t) 5.760%, 04/26/11	1,200	1,073,503
Nordic Investment Bank
(n) 4.625%, 07/30/10	16,000	2,722,193

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		34,613,166

SWEDEN — (1.8%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	4,000	4,219,512
Svensk Exportkredit AB
(t) 5.800%, 09/13/10	1,000	887,968
(u) 4.875%, 09/29/11	1,000	1,061,408

TOTAL SWEDEN		6,168,888

UNITED KINGDOM — (4.0%)
BP Capital Markets P.L.C.
(t) 8.000%, 03/11/11	4,728	4,310,406
Lloyds TSB Bank P.L.C.
(u) 2.300%, 04/01/11	5,500	5,589,045
Network Rail Infrastructure Finance P.L.C.
(u) 3.000%, 01/24/11	3,800	3,883,319

TOTAL UNITED KINGDOM		13,782,770

UNITED STATES — (12.8%)
Citigroup, Inc.
1.500%, 07/12/11	$7,300	7,380,534
General Electric Capital Corp.
(z) 6.625%, 02/04/10	1,000	701,722
(z) 9.000%, 01/04/11	1,100	801,636
Goldman Sachs Group, Inc.
1.625%, 07/15/11	2,000	2,025,972
HSBC USA, Inc.
3.125%, 12/16/11	9,000	9,363,159
Morgan Stanley
2.000%, 09/22/11	5,000	5,103,640
Nestle Holdings, Inc.
(n) 4.750%, 02/12/10	4,760	804,062
(z) 8.250%, 03/31/10	2,000	1,413,486
(n) 5.000%, 01/31/11	30,740	5,311,169
Regions Bank
3.250%, 12/09/11	6,000	6,258,096
Toyota Motor Credit Corp.
(z) 7.660%, 04/26/10	2,800	1,978,663
(z) 8.500%, 12/21/10	1,300	943,479
(z) 7.375%, 01/18/11	3,500	2,532,698

TOTAL UNITED STATES		44,618,316

TOTAL BONDS		257,372,570

AGENCY OBLIGATIONS — (24.7%)
Federal Farm Credit Bank
2.625%, 04/21/11	1,300	1,332,040

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
5.375%, 07/18/11	$4,500	$4,801,968
3.875%, 08/25/11	7,000	7,331,730
1.125%, 10/03/11	3,000	3,007,071
Federal Home Loan Bank
1.375%, 05/16/11	4,000	4,038,204
3.375%, 06/24/11	1,000	1,034,744
1.625%, 07/27/11	8,500	8,606,947
3.750%, 09/09/11	11,600	12,139,400
3.625%, 09/16/11	9,800	10,242,764
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	4,500	4,833,180
5.250%, 07/18/11	4,500	4,797,554
1.125%, 12/15/11	7,000	7,016,100
5.750%, 01/15/12	3,500	3,820,355
Federal National Mortgage Association
6.000%, 05/15/11	4,000	4,280,068
3.375%, 05/19/11	1,000	1,036,588
1.000%, 11/23/11	5,500	5,515,642
0.875%, 01/12/12	2,000	1,996,458

TOTAL AGENCY OBLIGATIONS		85,830,813

U.S. TREASURY OBLIGATIONS — (0.6%)
U.S. Treasury Note
1.000%, 12/31/11	2,200	2,208,765

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $3,600,000 FNMA 6.00%, 10/01/38, valued at $2,685,089) to be repurchased at $2,642,042	2,642	2,642,000

TOTAL INVESTMENTS — (100.0%) (Cost $348,020,481)##		$348,054,148

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$9,272,497	—	$9,272,497
Austria	—	3,587,679	—	3,587,679
Canada	—	38,922,115	—	38,922,115
Denmark	—	4,126,500	—	4,126,500
Finland	—	714,468	—	714,468
France	—	24,710,204	—	24,710,204
Germany	—	23,032,447	—	23,032,447
Ireland	—	5,754,568	—	5,754,568
Japan	—	4,262,756	—	4,262,756
Netherlands	—	26,471,346	—	26,471,346
Norway	—	8,249,541	—	8,249,541
Spain	—	9,085,309	—	9,085,309
Supranational Organization Obligations	—	34,613,166	—	34,613,166
Sweden	—	6,168,888	—	6,168,888
United Kingdom	—	13,782,770	—	13,782,770
United States	—	44,618,316	—	44,618,316
Agency Obligations	—	85,830,813	—	85,830,813
U.S. Treasury Obligations	—	2,208,765	—	2,208,765
Temporary Cash Investments	—	2,642,000	—	2,642,000
Other Financial Instruments**	—	637,284	—	637,284

TOTAL	—	$348,691,432	—	$348,691,432

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (78.1%)
Federal Farm Credit Bank
2.625%, 04/17/14	$31,500	$31,910,319
3.000%, 09/22/14	14,000	14,275,576
Federal Home Loan Bank
5.375%, 08/19/11	50,000	53,402,000
3.750%, 09/09/11	40,000	41,860,000
3.625%, 09/16/11	50,000	52,259,000
4.875%, 11/18/11	50,000	53,463,200
5.750%, 05/15/12	150,000	165,256,050
4.625%, 10/10/12	100,000	108,503,400
1.500%, 01/16/13	107,700	107,440,443
3.375%, 02/27/13	6,300	6,622,056
5.250%, 06/18/14	65,000	72,592,650
5.500%, 08/13/14	72,500	81,860,257
2.750%, 12/12/14	5,000	5,038,920

TOTAL AGENCY OBLIGATIONS		794,483,871

U.S. TREASURY OBLIGATIONS — (21.1%)
U.S. Treasury Notes
2.750%, 10/31/13	50,000	51,800,800
2.000%, 11/30/13	112,000	112,866,208
1.750%, 01/31/14	50,000	49,753,900

TOTAL U.S. TREASURY OBLIGATIONS		214,420,908

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $12,220,000 FNMA 5.00%, 08/25/18, valued at $8,876,869) to be repurchased at $8,743,138	8,743	8,743,000

TOTAL INVESTMENTS — (100.0%) (Cost $992,483,600)##		$1,017,647,779

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$794,483,871	—	$794,483,871
U.S. Treasury Obligations	—	214,420,908	—	214,420,908
Temporary Cash Investments	—	8,743,000	—	8,743,000

TOTAL	—	$1,017,647,779	—	$1,017,647,779

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (55.4%)
AUSTRALIA — (5.2%)
Commonwealth Bank of Australia
(u) 2.900%, 09/17/14	7,700	$7,747,009
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13	10,364	11,267,927
(g) 5.375%, 12/08/14	51,315	87,401,356
SunCorp-Metway, Ltd.
(g) 4.000%, 01/16/14	55,705	92,057,188
Westpac Banking Corp.
(u) 2.900%, 09/10/14	35,000	35,318,675

TOTAL AUSTRALIA		233,792,155

AUSTRIA — (1.6%)
Oesterreichischen Kontrollbank AG
(u) 3.625%, 06/17/13	2,867	3,009,347
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	6,246,000	69,521,132

TOTAL AUSTRIA		72,530,479

BELGIUM — (2.2%)
Belgium Government International Bond
(u) 4.250%, 09/03/13	78,000	83,418,348
(u) 2.875%, 09/15/14	15,000	15,095,220

TOTAL BELGIUM		98,513,568

CANADA — (2.1%)
Ontario, Province of Canada
(u) 4.100%, 06/16/14	89,000	94,372,307

FRANCE — (4.4%)
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	88,833	92,408,528
Societe Financement de L’economie Francaise
(u) 2.875%, 09/22/14	94,600	95,217,643
Total Capital SA
(u) 5.000%, 05/22/12	9,900	10,639,560

TOTAL FRANCE		198,265,731

GERMANY — (3.7%)
Kreditanstalt fuer Wiederaufbau
(g) 4.875%, 01/15/13	5,000	8,553,453
(g) 3.250%, 02/24/14	10,000	16,205,853
(u) 3.500%, 03/10/14	51,800	54,306,654
(u) 5.000%, 10/31/14	9,500	10,475,242
Landwirtschaftliche Rentenbank
(u) 4.125%, 07/15/13	9,000	9,619,200
(u) 4.875%, 01/10/14	64,200	69,895,952

TOTAL GERMANY		169,056,354

NETHERLANDS — (2.3%)
Bank Nederlandse Gemeenten
(g) 5.750%, 03/07/12	6,500	11,156,229
(g) 4.750%, 04/22/13	13,577	22,951,964
(u) 5.000%, 05/16/14	19,200	20,964,230
Rabobank Nederland
(j) 0.800%, 02/03/11	2,532,000	28,078,790
#(u) 4.200%, 05/13/14	21,000	21,953,988

TOTAL NETHERLANDS		105,105,201

NORWAY — (1.2%)
Eksportfinans ASA
(u) 3.000%, 11/17/14	28,789	29,008,574
Kommunalbanken
(g) 4.875%, 12/10/12	8,965	15,294,096
(u) 2.875%, 10/27/14	10,000	10,028,220

TOTAL NORWAY		54,330,890

SPAIN — (2.2%)
Instituto de Credito Oficial
(g) 4.500%, 03/07/13	15,640	26,278,470
(g) 4.000%, 12/08/14	44,700	73,258,797

TOTAL SPAIN		99,537,267

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.0%)
African Development Bank
#(u) 3.000%, 05/27/14	90,100	91,531,058
Asian Development Bank
#(u) 2.750%, 05/21/14	20,500	20,868,508
Council of Europe Development Bank
(g) 4.625%, 03/07/12	12,800	21,633,512
(u) 4.500%, 06/30/14	64,400	69,188,140

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima
(u) 4.250%, 09/05/13	40,100	$42,785,136
(u) 4.250%, 02/04/14	42,860	45,569,781
(g) 6.125%, 10/14/14	6,200	11,075,204
European Investment Bank
(u) 3.000%, 04/08/14	10,500	10,787,774
(g) 6.250%, 04/15/14	12,500	22,537,105
(u) 3.125%, 06/04/14	50,000	51,570,900
(u) 2.875%, 01/15/15	17,000	17,193,562
Inter-American Development Bank
(u) 3.000%, 04/22/14	13,463	13,800,315
(u) 4.500%, 09/15/14	23,000	24,703,564
Nordic Investment Bank
#(u) 2.625%, 10/06/14	54,125	54,401,687
(g) 5.750%, 12/16/14	1,719	3,068,063

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		500,714,309

SWEDEN — (2.3%)
Svensk Exportkredit AB
(u) 3.250%, 09/16/14	101,010	102,841,715

UNITED KINGDOM — (6.5%)
Abbey National Treasury Services P.L.C.
5.500%, 06/18/14	3,600	6,114,228
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14	35,800	38,286,632
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13	77,000	84,960,953
4.000%, 12/29/14	4,000	6,597,938
Lloyds TSB Bank P.L.C.
2.750%, 03/16/12	27,400	44,361,028
Network Rail Infrastructure Finance P.L.C.
(u) 3.500%, 06/17/13	24,000	25,075,080
United Kingdom Gilt
2.250%, 03/07/14	52,000	81,928,738
5.000%, 09/07/14	4,000	7,006,186

TOTAL UNITED KINGDOM		294,330,783

UNITED STATES — (10.7%)
3M Co.
4.375%, 08/15/13	$19,600	21,169,784
Bank of America Corp.
4.900%, 05/01/13	54,265	56,970,219
Bank of New York Mellon Corp.
4.500%, 04/01/13	10,000	10,652,690
4.300%, 05/15/14	65,000	69,014,595
General Electric Capital Corp.
(j) 1.450%, 11/10/11	5,140,000	56,894,587
4.800%, 05/01/13	34,800	36,869,591
JPMorgan Chase & Co.
4.750%, 05/01/13	15,000	16,107,570
Mellon Funding Corp.
5.200%, 05/15/14	11,760	12,765,268
Merck & Co., Inc.
4.375%, 02/15/13	30,506	32,494,595
Microsoft Corp.
2.950%, 06/01/14	46,300	47,416,710
Wal-Mart Stores, Inc.
7.250%, 06/01/13	47,800	55,392,934
3.200%, 05/15/14	25,000	25,731,875
Wells Fargo Bank & Co.
5.250%, 10/23/12	42,700	46,140,552

TOTAL UNITED STATES		487,620,970

TOTAL BONDS		2,511,011,729

AGENCY OBLIGATIONS — (20.5%)
Federal Farm Credit Bank
#4.250%, 07/08/13	50,000	53,966,800
#2.625%, 04/17/14	72,191	73,131,360
#3.000%, 09/22/14	45,000	45,885,780
Federal Home Loan Bank
#5.500%, 08/13/14	112,000	126,459,984
#2.750%, 12/12/14	117,500	118,414,620
Federal Home Loan Mortgage Corporation
#3.000%, 07/28/14	122,000	124,668,506
#4.500%, 01/15/15	60,000	65,193,420
Federal National Mortgage Association
#3.000%, 09/16/14	133,000	135,878,386
#4.625%, 10/15/14	78,000	85,161,492
#2.625%, 11/20/14	100,000	100,146,500

TOTAL AGENCY OBLIGATIONS		928,906,848

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $44,400,000 FNMA 6.50%, 06/25/39, valued at $48,118,500) to be repurchased at $47,407,751	$47,407	$47,407,000

	Shares
SECURITIES LENDING COLLATERAL — (23.1%)
§@ DFA Short Term Investment Fund LP.	1,047,037,225	1,047,037,225

TOTAL INVESTMENTS — (100.0%) (Cost $4,446,419,635)##		$4,534,362,802

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$233,792,155	—	$233,792,155
Austria	—	72,530,479	—	72,530,479
Belgium	—	98,513,568	—	98,513,568
Canada	—	94,372,307	—	94,372,307
France	—	198,265,731	—	198,265,731
Germany	—	169,056,354	—	169,056,354
Netherlands	—	105,105,201	—	105,105,201
Norway	—	54,330,890	—	54,330,890
Spain	—	99,537,267	—	99,537,267
Supranational Organization Obligations	—	500,714,309	—	500,714,309
Sweden	—	102,841,715	—	102,841,715
United Kingdom	—	294,330,783	—	294,330,783
United States	—	487,620,970	—	487,620,970
Agency Obligations	—	928,906,848	—	928,906,848
Temporary Cash Investments	—	47,407,000	—	47,407,000
Securities Lending Collateral	—	1,047,037,225	—	1,047,037,225
Other Financial Instruments**	—	8,742,167	—	8,742,167

TOTAL	—	$4,543,104,969	—	$4,543,104,969

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (65.3%)
Federal Farm Credit Bank
4.250%, 07/11/11	$13,600	$14,283,713
4.350%, 11/02/11	8,000	8,472,328
4.200%, 11/07/11	6,650	7,027,221
4.300%, 11/23/11	5,500	5,826,755
6.260%, 12/02/11	2,000	2,190,986
4.950%, 12/22/11	9,000	9,658,701
5.230%, 02/14/12	12,000	12,989,100
4.500%, 03/14/12	8,500	9,091,056
4.625%, 03/16/12	7,000	7,505,848
5.000%, 06/01/12	4,295	4,660,097
4.480%, 08/24/12	12,000	12,923,952
6.280%, 11/26/12	3,000	3,391,707
4.400%, 01/03/13	11,000	11,883,135
4.150%, 05/15/13	10,000	10,755,970
5.580%, 07/03/13	23,000	25,833,462
3.880%, 07/08/13	7,000	7,467,117
4.920%, 08/26/13	4,125	4,547,615
4.710%, 10/18/13	7,000	7,668,920
4.900%, 01/16/14	5,700	6,237,704
5.300%, 02/18/14	12,000	13,420,380
5.250%, 06/05/14	14,400	16,108,387
4.375%, 06/30/14	3,915	4,238,395
3.000%, 09/22/14	7,000	7,137,788
8.160%, 09/30/14	3,615	4,508,953
4.700%, 12/10/14	4,000	4,381,564
4.550%, 02/03/15	4,500	4,894,875
4.375%, 02/17/15	14,300	15,434,576
4.875%, 12/16/15	15,000	16,464,810
6.030%, 03/21/16	4,700	5,450,576
5.050%, 03/08/17	10,000	10,860,210
5.625%, 08/18/17	4,000	4,512,508
5.100%, 09/03/19	9,000	9,540,441
5.320%, 09/03/19	21,300	22,960,931
5.150%, 11/15/19	11,200	11,872,818
4.670%, 05/07/20	5,600	5,683,950
5.350%, 08/07/20	6,700	7,201,763
5.250%, 03/02/21	6,100	6,499,202
5.220%, 02/22/22	5,000	5,316,430
5.210%, 12/19/22	21,200	22,497,419
Federal Home Loan Bank
7.200%, 06/14/11	3,000	3,265,683
5.750%, 08/15/11	12,000	12,884,412
5.000%, 10/13/11	25,000	26,731,300
5.625%, 11/15/11	5,000	5,413,395
5.625%, 02/15/12	6,100	6,655,472
5.750%, 05/15/12	8,300	9,144,168
4.625%, 08/15/12	15,175	16,399,000
4.500%, 11/15/12	18,000	19,468,260
5.126%, 02/28/13	5,615	6,196,809
3.875%, 06/14/13	12,600	13,427,984
5.375%, 06/14/13	52,400	58,289,917
4.500%, 09/16/13	11,000	11,943,140
6.395%, 06/03/14	5,200	6,048,749
5.250%, 06/18/14	50,300	56,175,543
6.700%, 06/25/14	12,500	14,714,875
5.500%, 08/13/14	35,500	40,083,299
4.500%, 11/14/14	4,000	4,329,844
4.875%, 03/11/16	13,600	14,780,888
5.375%, 05/18/16	14,000	15,698,130
5.375%, 09/09/16	6,000	6,735,744
4.875%, 05/17/17	10,500	11,423,664
5.000%, 11/17/17	31,000	34,262,316
5.375%, 05/15/19	4,000	4,372,296
5.125%, 08/15/19	5,295	5,690,081
4.125%, 12/13/19	5,000	4,982,170
4.625%, 09/11/20	11,200	11,630,629
5.000%, 03/12/21	5,200	5,488,610
5.625%, 06/11/21	7,000	7,850,577
5.000%, 12/10/21	39,500	42,951,352
5.750%, 06/10/22	19,500	22,590,614
5.375%, 09/30/22	4,000	4,420,376
4.750%, 03/10/23	22,200	23,016,982
Tennessee Valley Authority
6.790%, 05/23/12	37,600	42,281,839
6.000%, 03/15/13	28,100	31,698,177
4.750%, 08/01/13	12,500	13,588,875
4.375%, 06/15/15	13,500	14,504,886
6.250%, 12/15/17	10,000	11,593,710
4.500%, 04/01/18	17,500	18,203,500

TOTAL AGENCY OBLIGATIONS		1,030,338,629

U.S. TREASURY OBLIGATIONS — (33.8%)
U.S. Treasury Bonds
11.250%, 02/15/15	25,000	35,638,675
10.625%, 08/15/15	11,000	15,623,432
9.875%, 11/15/15	11,600	16,126,714
9.250%, 02/15/16	9,000	12,279,375
7.250%, 05/15/16	6,000	7,521,096
7.500%, 11/15/16	17,800	22,700,554
9.000%, 11/15/18	12,200	17,362,125

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
8.125%, 08/15/19	$3,800	$5,192,639
8.750%, 08/15/20	19,700	28,321,823
8.125%, 05/15/21	27,100	37,753,688
7.250%, 08/15/22	28,000	37,030,000
6.250%, 08/15/23	35,000	42,765,625
U.S. Treasury Notes
4.875%, 02/15/12	51,800	56,008,750
4.375%, 08/15/12	54,700	59,221,283
4.000%, 11/15/12	9,700	10,441,138
3.875%, 02/15/13	27,600	29,676,458
3.625%, 05/15/13	7,700	8,232,386
4.250%, 08/15/13	30,100	32,830,160
4.000%, 02/15/14	10,500	11,372,813
4.250%, 08/15/14	15,500	16,967,664
4.250%, 11/15/14	7,500	8,199,608
4.875%, 08/15/16	8,200	9,171,831
3.000%, 09/30/16	12,000	12,004,692

TOTAL U.S. TREASURY OBLIGATIONS		532,442,529

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $19,450,000 FNMA 5.00%, 08/25/18, valued at $14,128,896) to be repurchased at $13,918,220	13,918	13,918,000

TOTAL INVESTMENTS — (100.0%) (Cost $1,476,572,640)##		$1,576,699,158

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,030,338,629	—	$1,030,338,629
U.S. Treasury Obligations	—	532,442,529	—	532,442,529
Temporary Cash Investments	—	13,918,000	—	13,918,000

TOTAL	—	$1,576,699,158	—	$1,576,699,158

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (5.7%)
Federal Farm Credit Bank
2.625%, 04/17/14	$5,000	$5,065,130
Federal Home Loan Bank
1.625%, 03/16/11	6,600	6,681,114
Federal Home Loan Mortgage Corporation
3.250%, 02/25/11	6,500	6,681,584
Federal National Mortgage Association
2.625%, 11/20/14	7,000	7,010,255

TOTAL AGENCY OBLIGATIONS		25,438,083

BONDS — (92.8%)
Abbott Laboratories
5.600%, 05/15/11	600	635,972
Aetna, Inc.
5.750%, 06/15/11	1,600	1,685,395
African Development Bank
1.875%, 01/23/12	1,000	1,014,120
3.000%, 05/27/14	7,000	7,111,181
Agence Francaise de Developpement
2.250%, 05/22/12	2,000	2,027,746
Alcoa, Inc.
6.000%, 01/15/12	1,000	1,057,082
5.375%, 01/15/13	470	490,468
Allied Waste North America, Inc.
6.375%, 04/15/11	1,100	1,159,035
Allstate Corp.
7.500%, 06/15/13	2,100	2,379,796
Allstate Corp.(The)
6.200%, 05/16/14	500	563,000
Altria Group, Inc.
7.750%, 02/06/14	3,000	3,453,588
American Express Credit Corp.
5.875%, 05/02/13	1,000	1,084,014
7.300%, 08/20/13	1,800	2,045,065
Amgen, Inc.
4.850%, 11/18/14	1,000	1,085,677
Anadarko Petroleum Corp.
5.000%, 10/01/12	600	636,249
7.625%, 03/15/14	1,500	1,735,845
Analog Devices, Inc.
5.000%, 07/01/14	1,500	1,593,706
Anheuser-Busch Cos., Inc.
6.000%, 04/15/11	300	317,164
Apache Corp.
6.000%, 09/15/13	1,100	1,238,849
Appalachian Power Co.
5.650%, 08/15/12	600	651,658
Archer-Daniels-Midland Co.
7.125%, 03/01/13	800	912,434
Arizona Public Service Co.
6.500%, 03/01/12	600	652,874
AT&T, Inc.
6.700%, 11/15/13	2,700	3,083,818
Atmos Energy Corp.
7.375%, 05/15/11	800	860,133
Australia & New Zealand Banking Group, Ltd.
5.125%, 11/14/11	2,400	2,543,779
Austria Government International Bond
5.500%, 02/22/12	3,020	3,274,000
AutoZone, Inc.
5.875%, 10/15/12	760	827,290
Avon Products, Inc.
5.125%, 01/15/11	1,100	1,143,725
Baker Hughes, Inc.
6.500%, 11/15/13	1,870	2,150,296
Bank of America Corp.
5.375%, 09/11/12	3,100	3,307,024
Bank of New York Mellon Corp.
4.950%, 11/01/12	2,500	2,722,270
4.300%, 05/15/14	2,000	2,123,526
Barclays Bank P.L.C.
5.450%, 09/12/12	2,700	2,932,735
Baxter International, Inc.
4.000%, 03/01/14	1,600	1,680,411
BB&T Corp.
3.850%, 07/27/12	500	522,859
5.700%, 04/30/14	1,000	1,092,986
Bear Stearns Cos. LLC
5.500%, 08/15/11	1,600	1,701,710
Belgium Government International Bond
4.250%, 09/03/13	1,000	1,069,466
BHP Billiton Finance, Ltd.
5.125%, 03/29/12	600	645,448
5.500%, 04/01/14	2,000	2,203,442
Black & Decker Corp.
7.125%, 06/01/11	1,430	1,520,733

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Black Hills Corp.
6.500%, 05/15/13	$1,500	$1,608,518
Blackrock, Inc.
3.500%, 12/10/14	3,000	3,006,642
Block Financial LLC
5.125%, 10/30/14	1,000	1,040,965
Boeing Co.
5.000%, 03/15/14	2,675	2,909,846
BP Capital Markets P.L.C.
3.125%, 03/10/12	3,500	3,635,019
3.750%, 06/17/13	2,500	2,631,750
5.250%, 11/07/13	1,000	1,103,389
Bristol-Myers Squibb Co.
5.250%, 08/15/13	2,000	2,212,490
Brown-Forman Corp.
5.000%, 02/01/14	1,510	1,634,124
Burlington Northern Santa Fe Corp.
5.900%, 07/01/12	1,100	1,198,605
Caisse d’Amortissement de la Dette Sociale
4.125%, 12/09/11	1,400	1,475,698
3.500%, 07/01/14	5,800	6,033,450
Campbell Soup Co.
4.875%, 10/01/13	2,050	2,243,809
Canadian National Railway Co.
4.400%, 03/15/13	600	634,536
Capital One Financial Corp.
7.375%, 05/23/14	1,500	1,716,994
Caterpillar Financial Services Corp.
6.200%, 09/30/13	1,966	2,218,238
CenterPoint Energy Resources Corp.
7.875%, 04/01/13	600	688,156
Charles Schwab Corp. (The)
4.950%, 06/01/14	2,100	2,243,516
CIGNA Corp.
6.375%, 10/15/11	1,000	1,068,365
Cisco Systems, Inc.
5.250%, 02/22/11	1,100	1,151,918
Citigroup, Inc.
6.000%, 02/21/12	1,100	1,171,402
6.500%, 08/19/13	2,000	2,160,338
CNA Financial Corp.
6.000%, 08/15/11	1,000	1,048,705
Coca-Cola Co.
3.625%, 03/15/14	1,500	1,567,989
Coca-Cola Enterprises, Inc.
7.375%, 03/03/14	2,100	2,467,322
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	600	697,012
Comcast Corp.
5.300%, 01/15/14	1,000	1,082,807
Commonwealth Bank of Australia
4.750%, 01/27/11	1,800	1,861,844
2.500%, 12/10/12	1,400	1,427,790
ConAgra Foods, Inc.
6.750%, 09/15/11	800	868,692
ConocoPhillips
4.750%, 02/01/14	1,600	1,731,610
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/13	600	626,597
Credit Suisse
5.000%, 05/15/13	2,500	2,694,612
Credit Suisse USA, Inc.
5.125%, 01/15/14	500	541,152
CSX Corp.
6.750%, 03/15/11	600	635,937
5.500%, 08/01/13	500	542,445
CVS Caremark Corp.
5.750%, 08/15/11	600	640,340
4.875%, 09/15/14	1,000	1,073,991
Dell, Inc.
4.700%, 04/15/13	600	646,002
5.625%, 04/15/14	500	555,370
Detroit Edison Co.
6.400%, 10/01/13	600	678,681
Deutsche Bank AG
4.875%, 05/20/13	1,100	1,182,590
3.875%, 08/18/14	500	515,094
Deutsche Telekom International Finance BV
5.250%, 07/22/13	1,500	1,611,994
4.875%, 07/08/14	1,000	1,061,945
Devon Energy Corp.
5.625%, 01/15/14	1,100	1,203,211
Diageo Capital P.L.C.
5.200%, 01/30/13	600	649,809
7.375%, 01/15/14	1,500	1,766,380
Dominion Resources, Inc.
5.000%, 03/15/13	600	635,083
Dover Corp.
6.500%, 02/15/11	1,100	1,165,982

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Dow Chemical Co.
6.000%, 10/01/12	$1,500	$1,627,710
DTE Energy Co.
7.625%, 05/15/14	1,000	1,153,735
Duke Energy Corp.
3.950%, 09/15/14	1,070	1,115,463
Duke Energy Ohio, Inc.
5.700%, 09/15/12	450	492,955
E.I. Du Pont de Nemours & Co.
5.875%, 01/15/14	600	671,549
Eaton Corp.
5.950%, 03/20/14	600	660,657
Ei Du Pont de Nemours & Co.
3.250%, 01/15/15	2,000	2,012,568
Eksportfinans
5.000%, 02/14/12	1,900	2,037,246
Eli Lilly & Co.
3.550%, 03/06/12	600	628,069
4.200%, 03/06/14	1,000	1,061,266
Emerson Electric Co.
5.625%, 11/15/13	480	539,050
Enbridge Energy Partners LP
4.750%, 06/01/13	800	846,102
EnCana Holdings Finance Corp.
5.800%, 05/01/14	1,500	1,668,794
Enterprise Products Operating LLC
7.625%, 02/15/12	1,500	1,663,677
9.750%, 01/31/14	600	732,062
European Investment Bank
3.125%, 06/04/14	2,000	2,062,836
Export Development Canada
2.375%, 03/19/12	1,000	1,027,375
Express Scripts, Inc.
5.250%, 06/15/12	1,500	1,609,370
FirstEnergy Corp.
6.450%, 11/15/11	49	52,808
Fortune Brands, Inc.
4.875%, 12/01/13	2,100	2,185,619
FPL Group Capital, Inc.
5.625%, 09/01/11	800	852,033
General Dynamics Corp.
5.250%, 02/01/14	1,100	1,213,874
General Electric Capital Corp.
4.800%, 05/01/13	1,000	1,059,471
3.750%, 11/14/14	2,000	1,996,458
General Mills, Inc.
6.000%, 02/15/12	600	658,398
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	2,100	2,281,159
Goldman Sachs Group, Inc.
4.750%, 07/15/13	1,600	1,692,099
6.000%, 05/01/14	1,200	1,314,442
Halliburton Co.
5.500%, 10/15/10	600	623,010
Hess Corp.
7.000%, 02/15/14	3,100	3,541,121
Hewlett-Packard Co.
6.125%, 03/01/14	2,100	2,375,043
Home Depot, Inc.
5.200%, 03/01/11	1,100	1,147,499
Honeywell International, Inc.
3.875%, 02/15/14	3,100	3,261,333
Husky Energy, Inc.
5.900%, 06/15/14	3,000	3,303,363
Hydro-Quebec
6.300%, 05/11/11	800	855,146
ICI Wilmington, Inc.
5.625%, 12/01/13	1,000	1,073,938
Instituto de Credito Oficial
5.375%, 07/02/12	8,500	9,181,453
International Business Machines Corp.
6.500%, 10/15/13	1,500	1,734,846
Japan Bank For International Corp.
2.125%, 11/05/12	2,000	2,025,926
Jefferies Group, Inc.
5.875%, 06/08/14	2,000	2,088,608
John Deere Capital Corp.
7.000%, 03/15/12	1,600	1,785,312
Johnson Controls, Inc.
4.875%, 09/15/13	1,000	1,043,220
JPMorgan Chase & Co.
4.650%, 06/01/14	2,000	2,106,048
Kansas City Power & Light Co.
6.500%, 11/15/11	800	862,142
Kerr-McGee Corp.
6.875%, 09/15/11	400	430,985
Kinder Morgan Energy Partners LP
7.125%, 03/15/12	500	553,772
5.850%, 09/15/12	600	649,328
Kohl’s Corp.
7.375%, 10/15/11	600	659,428
Kommunalbanken AS
5.125%, 05/30/12	1,500	1,623,828

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Kommuninvest I Sverige
5.375%, 07/03/12	$5,600	$6,092,492
Koninklijke Philips Electronics NV
7.250%, 08/15/13	1,500	1,713,870
Kraft Foods, Inc.
6.250%, 06/01/12	2,100	2,292,095
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900	1,968,237
4.000%, 10/15/13	3,000	3,199,725
4.750%, 05/15/14	1,000	1,086,124
4.125%, 10/15/14	2,000	2,124,298
Kroger Co.
6.800%, 04/01/11	600	638,459
Lafarge SA
6.150%, 07/15/11	800	846,850
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	1,000	1,068,416
2.000%, 10/01/12	6,800	6,834,762
Landwirtschaftliche Rentenbank
1.875%, 09/24/12	4,000	4,035,668
4.125%, 07/15/13	1,800	1,923,840
Lowe’s Cos., Inc.
8.250%, 06/01/10	600	616,009
Marathon Oil Corp.
6.125%, 03/15/12	500	542,664
6.500%, 02/15/14	1,100	1,238,092
Marriott International, Inc.
4.625%, 06/15/12	1,100	1,114,991
Marsh & McLennan Cos., Inc.
6.250%, 03/15/12	600	636,572
McDonald’s Corp.
4.300%, 03/01/13	600	643,537
McKesson Corp.
6.500%, 02/15/14	1,600	1,799,571
Medtronic, Inc.
4.500%, 03/15/14	1,100	1,178,399
MetLife, Inc.
5.375%, 12/15/12	600	651,203
Microsoft Corp.
2.950%, 06/01/14	2,000	2,048,238
Molson Coors Capital Finance
4.850%, 09/22/10	1,275	1,308,763
Monsanto Co.
7.375%, 08/15/12	700	797,459
Morgan Stanley
5.250%, 11/02/12	2,000	2,144,238
5.300%, 03/01/13	1,100	1,178,507
NASDAQ OMX Group, Inc. (The)
4.000%, 01/15/15	2,000	1,995,696
National Australia Bank, Ltd.
5.350%, 06/12/13	2,000	2,174,436
National Rural Utilities Cooperative Finance Corp.
7.250%, 03/01/12	1,600	1,779,109
Network Rail Infrastructure Finance P.L.C.
2.000%, 01/17/12	2,600	2,636,982
Newell Rubbermaid, Inc.
4.000%, 05/01/10	170	170,970
Nisource Finance Corp.
6.150%, 03/01/13	1,000	1,093,411
Nordstrom, Inc.
6.750%, 06/01/14	1,000	1,132,411
Norfolk Southern Corp.
8.625%, 05/15/10	600	614,211
Northern States Power Co.
8.000%, 08/28/12	800	926,429
Northern Trust Corp.
5.500%, 08/15/13	2,000	2,214,122
Northrop Grumman Corp.
3.700%, 08/01/14	1,500	1,546,731
Northrop Grumman Systems Corp.
7.125%, 02/15/11	800	844,558
Occidental Petroleum Corp.
7.000%, 11/01/13	1,600	1,865,488
Oesterreichischen Kontrollbank AG
3.125%, 10/14/11	1,900	1,966,863
4.750%, 11/08/11	1,800	1,908,886
4.750%, 10/16/12	3,800	4,094,447
ONEOK Partners LP
5.900%, 04/01/12	600	646,055
Ontario Electricity Financial Corp.
7.450%, 03/31/13	1,000	1,153,696
Ontario, Province of Canada
4.100%, 06/16/14	10,700	11,345,884
Oracle Corp.
4.950%, 04/15/13	1,100	1,204,933
3.750%, 07/08/14	1,000	1,046,538
PACCAR, Inc.
6.875%, 02/15/14	1,500	1,724,780
Pacific Gas & Electric Co.
4.800%, 03/01/14	1,900	2,060,086
Packaging Corp. of America
5.750%, 08/01/13	800	863,734

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Panhandle Eastern Pipeline Co.
6.050%, 08/15/13	$600	$658,397
Pepco Holdings, Inc.
6.450%, 08/15/12	1,100	1,197,799
PepsiAmericas, Inc.
4.375%, 02/15/14	1,100	1,167,299
PepsiCo, Inc.
3.750%, 03/01/14	1,500	1,568,678
Philip Morris International, Inc.
4.875%, 05/16/13	1,100	1,184,142
6.875%, 03/17/14	1,900	2,190,571
Pitney Bowes, Inc.
4.625%, 10/01/12	800	857,305
Plains All American Pipeline LP
4.250%, 09/01/12	2,500	2,615,608
PNC Funding Corp.
5.125%, 12/14/10	600	622,458
5.400%, 06/10/14	500	544,479
Potash Corp. of Saskatchewan, Inc.
7.750%, 05/31/11	600	651,742
PPL Energy Supply LLC
6.300%, 07/15/13	600	654,770
5.400%, 08/15/14	900	955,279
Praxair, Inc.
6.375%, 04/01/12	1,200	1,325,063
4.375%, 03/31/14	1,500	1,600,388
Principal Financial Group, Inc.
7.875%, 05/15/14	760	869,886
Progress Energy, Inc.
7.100%, 03/01/11	600	634,512
Prudential Financial, Inc.
5.100%, 09/20/14	1,500	1,597,854
PSEG Power LLC
5.000%, 04/01/14	1,000	1,047,382
Rabobank Nederland
4.200%, 05/13/14	6,000	6,272,568
Reynolds American, Inc.
6.500%, 07/15/10	600	611,452
7.250%, 06/01/13	1,000	1,109,958
Royal Bank of Canada
5.650%, 07/20/11	2,200	2,359,663
Rr Donnelley & Sons Co.
4.950%, 04/01/14	2,000	2,014,066
Ryder System, Inc.
5.000%, 06/15/12	900	925,754
6.000%, 03/01/13	600	648,088
Safeway, Inc.
4.950%, 08/16/10	600	614,269
5.800%, 08/15/12	500	549,860
5.625%, 08/15/14	1,000	1,091,583
Sara Lee Corp.
6.250%, 09/15/11	1,100	1,177,060
Smith International, Inc.
8.625%, 03/15/14	1,000	1,181,787
Southern California Edison Co.
5.750%, 03/15/14	800	899,151
Southern Co.
5.300%, 01/15/12	1,600	1,723,147
Southwest Airlines Co.
5.250%, 10/01/14	3,000	3,098,565
Spectra Energy Capital LLC
5.668%, 08/15/14	1,500	1,641,459
St. Jude Medical, Inc.
3.750%, 07/15/14	2,000	2,056,980
State Street Corp.
4.300%, 05/30/14	3,000	3,143,316
SunTrust Banks, Inc.
5.250%, 11/05/12	1,100	1,162,576
Svensk Exportkredit AB
4.875%, 09/29/11	1,000	1,061,408
3.250%, 09/16/14	1,000	1,018,134
Tampa Electric Co.
6.375%, 08/15/12	600	659,986
Target Corp.
6.350%, 01/15/11	600	632,852
5.875%, 03/01/12	1,000	1,090,777
Time Warner Cable, Inc.
5.400%, 07/02/12	1,300	1,399,160
6.200%, 07/01/13	800	883,240
Total Capital SA
5.000%, 05/22/12	2,900	3,116,639
Toyota Motor Credit Corp.
4.250%, 06/27/11	2,500	2,601,275
TransCanada Pipelines, Ltd.
4.000%, 06/15/13	800	833,261
Transocean, Inc.
5.250%, 03/15/13	595	640,616
Unilever Capital Corp.
3.650%, 02/15/14	1,650	1,725,073
Union Pacific Corp.
6.650%, 01/15/11	1,100	1,157,501
United Technologies Corp.
6.100%, 05/15/12	1,600	1,766,464
UnitedHealth Group, Inc.
5.250%, 03/15/11	1,100	1,145,905
Valero Energy Corp.
6.875%, 04/15/12	1,600	1,755,483

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Veolia Environnement
5.250%, 06/03/13	$800	$859,366
Verizon Communications, Inc.
4.350%, 02/15/13	600	637,304
5.250%, 04/15/13	1,500	1,639,644
Wal-Mart Stores, Inc.
5.000%, 04/05/12	3,300	3,560,479
7.250%, 06/01/13	1,000	1,158,848
3.200%, 05/15/14	6,000	6,175,650
Walt Disney Co.
4.700%, 12/01/12	500	542,626
4.500%, 12/15/13	1,100	1,219,446
Waste Management, Inc.
6.375%, 11/15/12	655	725,610
5.000%, 03/15/14	258	275,668
Weatherford International, Ltd.
4.950%, 10/15/13	1,045	1,113,155
Wellpoint Health Networks, Inc.
6.375%, 01/15/12	600	648,813
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,600	2,809,495
Western Union Co.
6.500%, 02/26/14	600	680,013
WR Berkley Corp.
5.875%, 02/15/13	1,000	1,033,149
XTO Energy, Inc.
5.750%, 12/15/13	600	660,767
Yum! Brands, Inc.
8.875%, 04/15/11	820	885,220

TOTAL BONDS		416,818,993

TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $14,615,000 FNMA 4.381%(r), 10/01/35, valued at $6,985,161) to be repurchased at $6,880,109.	6,880	6,880,000

TOTAL INVESTMENTS — (100.0%) (Cost $435,142,551)##		$449,137,076

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$25,438,083	—	$25,438,083
Bonds	—	416,818,993	—	416,818,993
Temporary Cash Investments	—	6,880,000	—	6,880,000

TOTAL	—	$449,137,076	—	$449,137,076

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.3%)
U.S. Treasury Inflation Notes
1.875%, 07/15/13	$7,700	$9,652,635
2.000%, 01/15/14	44,800	56,012,155
2.000%, 07/15/14	49,700	61,094,001
1.625%, 01/15/15	66,800	79,536,388
1.875%, 07/15/15	71,800	85,102,078
2.000%, 01/15/16	55,050	64,215,877
2.500%, 07/15/16	54,500	64,446,214
2.375%, 01/15/17	49,900	58,614,307
2.625%, 07/15/17	48,300	56,239,987
1.625%, 01/15/18	38,700	41,573,697
1.375%, 07/15/18	38,300	39,170,258
2.125%, 01/15/19	36,400	39,550,342
1.875%, 07/15/19	35,600	38,097,906
2.375%, 01/15/25	27,500	33,942,596
2.000%, 01/15/26	25,400	28,288,257
2.375%, 01/15/27	21,800	25,035,249
1.750%, 01/15/28	22,200	22,363,871
3.625%, 04/15/28	20,200	33,896,759
2.500%, 01/15/29	11,300	12,416,739
3.875%, 04/15/29	21,400	36,773,877

TOTAL U.S. TREASURY OBLIGATIONS		886,023,193

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $5,640,000 FNMA 6.50%, 06/25/39, valued at $6,006,600) to be repurchased at $5,916,094	5,916	5,916,000

TOTAL INVESTMENTS — (100.0%) (Cost $849,484,610)##		$891,939,193

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$886,023,193	—	$886,023,193
Temporary Cash Investments	—	5,916,000	—	5,916,000

TOTAL	—	$891,939,193	—	$891,939,193

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.2%)
ARIZONA — (4.1%)
Arizona State Transportation Board (RB)
5.000%, 07/01/13	$8,000	$8,995,840
City of Phoenix (GO) Series A
5.000%, 07/01/14	7,975	9,121,646
City of Scottsdale (GO)
5.000%, 07/01/14	2,500	2,891,775
Maricopa County Unified School District (GO)
7.400%, 07/01/10	3,485	3,586,727
Maricopa County Unified School District (GO) (FSA)
5.000%, 07/01/13	6,800	7,644,016
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/14	7,000	7,944,300
5.000%, 01/01/15	4,430	5,079,925
Scottsdale Municipal Property Corp. (RB)
5.000%, 07/01/13	3,070	3,429,221
Town of Gilbert (GO)
5.000%, 07/01/14	3,600	4,124,232

TOTAL ARIZONA		52,817,682

CALIFORNIA — (1.8%)
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,900	2,105,580
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/12	3,915	4,321,729
5.000%, 07/01/12	4,485	4,865,328
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	9,100	9,431,786
Los Angeles Unified School District (GO) Series E (AMBAC)
5.750%, 07/01/12	2,000	2,220,160

TOTAL CALIFORNIA		22,944,583

COLORADO — (0.7%)
Arapahoe County School District (GO) (FSA)
5.000%, 12/15/10	9,000	9,367,470

CONNECTICUT — (2.5%)
Connecticut State (GO)
5.000%, 03/15/12	5,000	5,437,650
Connecticut State (GO) Series A
5.000%, 03/01/13	3,855	4,307,461
5.000%, 04/15/13	4,000	4,485,080
Connecticut State (GO) Series B
5.000%, 12/01/13	5,000	5,690,550
Connecticut State (GO) Series E
5.500%, 11/15/12	3,300	3,709,497
Connecticut State Econonmic Recovery (GO) Series D
5.000%, 01/01/14	3,500	3,975,020
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA)
5.000%, 12/01/12	4,000	4,447,320

TOTAL CONNECTICUT		32,052,578

DELAWARE — (2.0%)
Delaware State (GO)
5.000%, 08/01/12	11,370	12,564,987
Delaware State (GO) Series B
5.000%, 02/01/11	7,470	7,818,326
5.000%, 02/01/12	5,000	5,433,400

TOTAL DELAWARE		25,816,713

FLORIDA — (4.3%)
Broward County (GO)
5.000%, 01/01/14	5,000	5,711,400
City of Gainesville (RB) Series C
5.000%, 10/01/10	2,265	2,334,943
Florida State Board of Education (GO) Series 2006C
5.000%, 06/01/12	2,935	3,210,127
Florida State Board of Education (GO) Series B
5.250%, 06/01/13	3,700	4,179,594
Florida State Board of Education (GO) Series D
5.000%, 06/01/13	13,085	14,674,697
Florida State Board of Education (GO) Series H
5.250%, 06/01/12	4,650	5,112,582

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA)
5.000%, 07/01/11	$5,330	$5,607,906
5.000%, 07/01/11	5,130	5,397,478
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA)
5.000%, 07/01/11	5,800	6,115,810
Johns River Power Park System (RB) Series 21
5.000%, 10/01/11	2,325	2,478,590

TOTAL FLORIDA		54,823,127

GEORGIA — (5.4%)
De Kalb County School District (GO)
5.000%, 02/01/12	21,330	23,121,293
Georgia State (GO) Series C
5.500%, 07/01/12	8,400	9,358,020
Georgia State (GO) Series D
5.000%, 08/01/12	7,100	7,846,210
Georgia State (GO) Series G
5.000%, 10/01/12	8,000	8,887,360
Henry County School District (GO) Series A
5.000%, 04/01/13	14,000	15,719,480
Private Colleges & Universities Authority (RB) Series A
4.750%, 09/01/12	4,450	4,885,566

TOTAL GEORGIA		69,817,929

HAWAII — (2.4%)
City & County of Honolulu (GO) (ETM) Series A (MBIA)
5.000%, 03/01/10	1,715	1,721,391
City & County of Honolulu (GO) Series A (MBIA)
5.000%, 03/01/10	285	286,062
City & County of Honolulu (GO) Series A (NATL-RE)
5.000%, 07/01/13	1,445	1,627,966
City & County of Honolulu (GO) Series C (MBIA)
5.000%, 07/01/12	5,000	5,476,500
Hawaii State (GO) Series CY (FSA)
5.750%, 02/01/13	4,750	5,404,882
Hawaii State (GO) Series DE
5.000%, 10/01/12	3,340	3,689,932
Hawaii State (GO) Series DG (AMBAC)
5.000%, 07/01/13	6,000	6,757,560
Hawaii State (GO) Series DT
4.000%, 11/01/14	4,950	5,476,284

TOTAL HAWAII		30,440,577

ILLINOIS — (1.7%)
Chicago Park District (GO) Series A (FGIC)
5.250%, 01/01/13	4,935	5,547,384
City of Chicago (GO) Series A (FSA)
5.000%, 01/01/13	8,150	8,998,741
Cook County (GO) Series D (AMBAC)
5.250%, 11/15/12	2,000	2,221,040
Illinois State (GO) First Series (MBIA)
5.125%, 10/01/11	5,300	5,648,263

TOTAL ILLINOIS		22,415,428

KANSAS — (0.5%)
Johnson County Unified School District (GO) Series A (MBIA)
5.000%, 10/01/11	5,770	6,178,978

KENTUCKY — (1.2%)
Kentucky Asset Liability Commission (RB) First Series (MBIA)
5.000%, 09/01/11	14,300	15,246,660

MARYLAND — (3.6%)
Baltimore County (GO)
5.000%, 02/01/12	1,700	1,846,302
5.000%, 02/01/14	4,750	5,439,937
Maryland State (GO)
5.250%, 02/15/12	5,000	5,464,900
5.500%, 08/01/13	6,000	6,918,240
Maryland State (GO) Series B
5.000%, 02/15/13	14,000	15,709,260

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland State Department of Transportation (RB)
5.000%, 11/01/13	$4,120	$4,697,995
Montgomery County (GO) Series A
5.000%, 08/01/12	5,990	6,617,932

TOTAL MARYLAND		46,694,566

MASSACHUSETTS — (2.7%)
City of Boston (GO) Series A
5.000%, 04/01/14	4,650	5,334,433
Commonwealth of Massachusetts (GO)
5.500%, 11/01/14	4,585	5,378,113
Commonwealth of Massachusetts (GO) Series D
5.500%, 11/01/13	7,550	8,723,119
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
5.500%, 11/01/12	910	1,021,621
Commonwealth of Massachusetts (RB) Series A
5.500%, 12/15/13	9,450	10,918,624
University of Massachusetts Building Authority (RB) Series 1
5.250%, 11/01/13	3,490	4,012,872

TOTAL MASSACHUSETTS		35,388,782

MICHIGAN — (2.5%)
Michigan Municipal Bond Authority (RB)
5.000%, 10/01/13	3,240	3,678,404
5.500%, 10/01/13	15,085	17,395,419
Michigan State (GO)
5.500%, 12/01/13	10,000	11,279,300

TOTAL MICHIGAN		32,353,123

MINNESOTA — (4.1%)
City of Minneapolis (GO)
5.000%, 12/01/10	6,840	7,107,923
City of Minneapolis (GO) Series A
3.000%, 12/01/12	5,200	5,513,196
Minnesota Public Facilities Authority (RB) Series B
5.000%, 03/01/14	5,800	6,649,526
Minnesota State (GO)
5.000%, 06/01/11	7,050	7,470,250
5.250%, 11/01/12	8,000	8,962,000
Minnesota State (GO) Series H
5.000%, 11/01/14	15,000	17,410,200

TOTAL MINNESOTA		53,113,095

MISSISSIPPI — (0.3%)
Mississippi State (GO) Series A
5.375%, 12/01/12	3,350	3,757,594

MISSOURI — (0.2%)
Missouri State (GO) Series A
5.000%, 10/01/13	2,600	2,965,872

NEVADA — (3.5%)
Clark County (GO) (AMBAC)
5.000%, 11/01/11	5,010	5,346,572
Clark County School District (GO) Series A (AMBAC)
4.500%, 06/15/11	11,000	11,519,640
Nevada State (GO)
5.000%, 06/01/13	12,990	14,419,939
5.000%, 12/01/13	1,400	1,569,932
Nevada State (GO) Series A
5.000%, 02/01/10	10,045	10,045,000
5.000%, 02/01/12	2,000	2,150,980

TOTAL NEVADA		45,052,063

NEW JERSEY — (3.6%)
Monmouth County (GO)
4.250%, 09/15/12	5,115	5,573,816
New Jersey State (GO)
5.000%, 04/01/13	3,900	4,359,576
5.000%, 06/01/13	5,940	6,667,888
5.000%, 06/01/14	4,600	5,245,150
5.000%, 08/01/14	4,000	4,574,440
New Jersey State (GO) (ETM)
5.250%, 08/01/12	8,400	9,332,400
New Jersey State (GO) Series M (AMBAC)
5.500%, 07/15/14	4,000	4,658,080
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA)
5.500%, 12/15/11	6,035	6,493,841

TOTAL NEW JERSEY		46,905,191

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEW MEXICO — (1.8%)
New Mexico State (GO)
5.000%, 03/01/12	$10,260	$11,155,082
New Mexico State Severance Tax (RB) (MBIA)
5.000%, 07/01/10	11,385	11,605,072

TOTAL NEW MEXICO		22,760,154

NEW YORK — (4.3%)
City of New York (GO) Series A-1
5.000%, 08/01/14	2,500	2,824,300
City of New York (GO) Series C
5.000%, 08/01/10	5,000	5,114,250
City of New York (GO) Series E
5.000%, 08/01/13	6,475	7,217,942
City of New York (GO) Series G
5.000%, 08/01/10	5,040	5,155,164
City of New York (GO) Series H
5.000%, 08/01/12	3,000	3,268,470
City of New York (GO) Series J-1
5.000%, 08/01/10	11,180	11,435,463
New York State (GO) Series A
3.500%, 03/15/12	1,755	1,855,772
New York State (GO) Series C
3.000%, 02/01/14	4,655	4,952,687
New York State Dormitory Authority (RB)
5.000%, 07/01/13	4,590	5,189,316
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/14	7,500	8,550,450

TOTAL NEW YORK		55,563,814

NORTH CAROLINA — (4.0%)
Guilford County (GO) Series C
5.000%, 10/01/12	8,040	8,927,294
Mecklenburg County (GO) Series C
5.000%, 02/01/14	5,680	6,514,562
North Carolina State (GO) Series A
5.000%, 03/01/11	13,000	13,656,890
5.000%, 06/01/11	10,000	10,598,800
5.500%, 03/01/14	3,000	3,505,320
Wake County (GO)
4.500%, 03/01/13	7,800	8,658,000

TOTAL NORTH CAROLINA		51,860,866

OHIO — (5.0%)
Cincinnati City School District (GO) (AGM)
5.000%, 06/01/12	2,995	3,280,124
Cincinnati City School District (GO) (FSA)
5.000%, 12/01/13	11,730	13,416,188
City of Columbus (GO) Series 2
5.000%, 07/01/13	3,000	3,393,870
5.000%, 07/01/14	4,605	5,296,763
City of Columbus (GO) Series A
5.000%, 06/15/12	3,875	4,265,406
City of Columbus (GO) Series D
5.000%, 12/15/13	575	658,013
Ohio State (GO)
5.500%, 11/01/12	8,615	9,654,314
5.000%, 05/01/14	5,000	5,699,200
Ohio State (GO) Series C
5.000%, 09/15/14	3,105	3,564,012
Ohio State (GO) Series D
5.000%, 09/15/14	3,800	4,361,754
Ohio State (GO) Series E
5.000%, 09/15/11	10,470	11,192,430

TOTAL OHIO		64,782,074

PENNSYLVANIA — (2.1%)
Commonwealth of Pennsylvania (GO) First Series
5.000%, 08/01/11	13,000	13,865,930
Commonwealth of Pennsylvania (GO) First Series (MBIA)
5.250%, 02/01/13	5,755	6,465,685
Commonwealth of Pennsylvania (GO) First Series A
5.000%, 11/01/10	3,000	3,104,520
Commonwealth of Pennsylvania (GO) THIRD Series
5.000%, 09/01/12	2,800	3,091,844

TOTAL PENNSYLVANIA		26,527,979

RHODE ISLAND — (0.9%)
Rhode Island State & Providence Plantations (GO) Series B
5.000%, 08/01/12	5,200	5,707,104
5.000%, 08/01/13	4,700	5,288,769

TOTAL RHODE ISLAND		10,995,873

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (0.4%)
Beaufort County School District (GO) Series B (SCSDE)
5.000%, 03/01/14	$2,795	$3,194,825
Richland County School District No. 2 (GO) Series B (FGIC)
5.000%, 02/01/10	1,500	1,500,000

TOTAL SOUTH CAROLINA		4,694,825

TENNESSEE — (2.5%)
Hamilton County (GO)
5.000%, 03/01/11	5,700	5,980,440
5.000%, 03/01/12	5,095	5,538,367
Knox County (GO)
5.500%, 04/01/14	6,300	7,340,445
Shelby County (GO)
5.000%, 04/01/14	8,345	9,525,984
Tennessee State (GO) Series A
5.000%, 05/01/14	3,000	3,443,490

TOTAL TENNESSEE		31,828,726

TEXAS — (14.0%)
Arlington Independent School District (GO)
5.000%, 02/15/14	5,885	6,717,963
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/14	6,895	7,946,556
City of Dallas (GO)
4.750%, 02/15/10	11,675	11,692,512
5.000%, 02/15/14	8,770	9,974,296
5.000%, 02/15/14	4,585	5,214,612
City of Dallas (RB) (AMBAC)
5.000%, 10/01/12	13,985	15,477,479
5.000%, 10/01/13	7,605	8,636,998
City of San Antonio (RB) (NATL-RE FGIC)
5.000%, 05/15/12	7,000	7,627,130
City of San Antonio (RB) Series A
5.500%, 02/01/11	2,000	2,099,700
5.250%, 02/01/14	8,890	10,245,014
County of Fort Bend (GO) (NATL-RE)
5.000%, 03/01/13	2,110	2,354,929
Dallas Area Rapid Transit (RB) (FGIC)
5.000%, 12/01/12	10,475	11,686,958
Dallas Waterworks & Sewer System (RB) (AMBAC)
5.000%, 10/01/14	9,000	10,316,610
Fort Worth Independent School District (GO)
5.000%, 02/15/13	8,025	8,971,468
Katy Independent School District (GO) Series A
5.000%, 02/15/12	7,465	8,126,250
North Texas Municipal Water District (RB)
5.000%, 09/01/14	605	692,852
San Marcos Consolidated Independent School District (GO) (PSF-GTD)
5.250%, 08/01/14	3,195	3,732,048
5.500%, 08/01/14	4,200	4,951,590
Socorro Independent School District (GO) (PSF-GTD)
5.250%, 08/15/14	2,270	2,646,048
Texas A&M University (RB) Series B
5.000%, 05/15/12	3,975	4,349,087
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/12	1,500	1,660,500
Texas State (GO)
5.000%, 10/01/12	3,000	3,321,000
Texas State Transportation Commission (RB)
4.000%, 04/01/13	1,500	1,634,760
5.000%, 04/01/14	5,870	6,698,198
Travis County (GO)
5.000%, 03/01/12	3,375	3,672,338
University of Texas (RB) Series A
5.000%, 08/15/12	3,500	3,864,175
5.000%, 07/01/14	5,250	6,077,610
University of Texas (RB) Series B
5.250%, 08/15/12	2,730	3,031,146
5.250%, 08/15/13	3,850	4,397,894
University of Texas (RB) Series D
5.000%, 08/15/12	1,815	2,003,851

TOTAL TEXAS		179,821,572

UTAH — (1.8%)
Salt Lake County (GO)
5.000%, 06/15/12	10,060	11,063,485

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah State (GO) Series A
5.000%, 07/01/12	$6,440	$7,099,263
Utah State (GO) Series B
4.000%, 07/01/13	4,700	5,171,645

TOTAL UTAH		23,334,393

VIRGINIA — (4.1%)
Fairfax County (GO) Series A
5.000%, 04/01/13	9,975	11,240,030
5.000%, 04/01/14	9,375	10,783,688
Loudoun County (GO) Series B
4.000%, 11/01/12	1,000	1,088,970
5.000%, 12/01/13	5,285	6,059,728
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/11	1,940	2,079,855
5.000%, 09/27/12	4,040	4,482,865
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	9,595	10,225,104
5.000%, 08/01/13	5,505	6,232,926

TOTAL VIRGINIA		52,193,166

WASHINGTON — (5.7%)
City of Seattle (GO)
5.000%, 05/01/14	8,300	9,471,711
City of Seattle (RB) (FSA)
5.000%, 08/01/12	1,500	1,638,495
King County School District No. 1 Seattle (GO) (SCH BD GTY)
5.000%, 12/01/13	15,000	17,162,400
Snohomish County Public Utility (RB) Series B
5.250%, 12/01/10	11,000	11,437,580
Washington State (GO) Series C
5.000%, 02/01/14	6,895	7,841,615
Washington State (GO) (FSA)
5.000%, 07/01/14	5,145	5,908,415
Washington State (GO) Series C
5.000%, 01/01/15	6,100	6,997,981
Washington State (GO) Series D
5.000%, 01/01/14	3,330	3,781,948
Washington State (GO) Series R
5.000%, 01/01/15	7,960	9,131,792

TOTAL WASHINGTON		73,371,937

WEST VIRGINIA — (0.3%)
West Virginia State (GO) (NATL-RE FGIC)
5.000%, 06/01/12	3,300	3,609,342

WISCONSIN — (2.2%)
Wisconsin State (GO) Series 1 (MBIA)
5.500%, 05/01/11	16,000	16,980,800
Wisconsin State (GO) Series A
5.000%, 05/01/12	6,760	7,374,349
Wisconsin State (RB) Series B (AMBAC)
5.000%, 07/01/12	3,775	4,131,888

TOTAL WISCONSIN		28,487,037

TOTAL MUNICIPAL BONDS		1,237,983,769

	Shares
TEMPORARY CASH INVESTMENTS — (3.8%)
BlackRock Liquidity Funds MuniFund - Institutional Shares	48,233,934	48,233,934

TOTAL INVESTMENTS — (100.0%) (Cost $1,259,265,883)##		$1,286,217,703

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,237,983,769	—	$1,237,983,769
Temporary Cash Investments	$48,233,934	—	—	48,233,934

TOTAL	$48,233,934	$1,237,983,769	—	$1,286,217,703

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.9%)
CALIFORNIA — (96.9%)
Anaheim Public Financing Authority (RB)
4.500%, 08/01/13	$1,000	$1,097,460
4.000%, 08/01/14	550	593,125
Anaheim Union High School District (GO) (FSA)
5.000%, 08/01/14	800	894,992
Anaheim Union High School District (GO) Series A (FSA)
5.000%, 08/01/12	1,275	1,412,011
Bay Area Toll Authority (RB) (FGIC)
5.125%, 04/01/11	1,535	1,621,144
Bay Area Toll Authority (RB) Series F
5.000%, 04/01/13	775	861,730
Berryessa Union School District (GO) Series B (FSA)
5.375%, 08/01/11	1,205	1,306,401
Calaveras County Water District (RB) (NATL-RE)
5.000%, 09/01/11	700	742,126
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/13	2,250	2,539,102
California Educational Facilities Authority (RB) Series P
5.250%, 12/01/13	925	1,069,614
California Educational Facilities Authority (RB) Series T-4
5.000%, 03/15/14	3,890	4,471,827
California Infrastructure & Economic Development Bank (RB) (FSA)
5.250%, 07/01/13	2,000	2,289,420
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
5.000%, 10/01/10	3,180	3,276,672
California State (GO)
5.000%, 02/01/10	1,500	1,500,000
5.000%, 03/01/10	3,000	3,009,510
5.250%, 09/01/10	550	563,750
5.000%, 10/01/10	2,000	2,053,640
4.000%, 02/01/11	1,000	1,030,620
5.250%, 03/01/11	800	837,056
5.000%, 04/01/11	3,000	3,139,560
5.000%, 06/01/11	500	525,355
5.000%, 10/01/11	2,215	2,356,007
5.000%, 02/01/12	600	640,620
5.000%, 04/01/12	1,500	1,608,210
5.000%, 02/01/14	770	847,670
5.000%, 03/01/14	800	881,304
5.000%, 03/01/14	2,850	3,139,646
5.000%, 04/01/14	555	611,804
5.000%, 04/01/14	1,750	1,929,112
5.000%, 05/01/14	5,075	5,599,958
5.000%, 06/01/14	2,500	2,761,250
5.000%, 08/01/14	1,480	1,635,711
California State Department of Transportation (RB) Series A (NATL-RE)
5.000%, 02/01/11	1,125	1,174,928
California State Department of Water Resources (RB)
5.500%, 12/01/13	1,075	1,253,117
California State Department of Water Resources (RB) (NATL-RE)
5.000%, 12/01/14	500	578,415
California State Department of Water Resources (RB) Series AE
5.000%, 12/01/14	575	669,542
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,850	2,050,170
California State Department of Water Resources Power Supply (RB) Series A
5.500%, 05/01/10	500	506,285
California State Department of Water Resources Power Supply (RB) Series A (AGM)
5.250%, 05/01/11	1,450	1,526,183
5.250%, 05/01/12	2,000	2,194,720
California State Department of Water Resources Power Supply (RB) Series A (NATL-RE)
5.000%, 05/01/11	1,000	1,048,180

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/11	$775	$825,228
5.000%, 07/01/11	25	26,322
5.000%, 07/01/12	1,320	1,431,936
5.000%, 07/01/12	1,155	1,274,993
5.250%, 07/01/13	1,845	2,111,990
5.250%, 07/01/13	1,965	2,186,907
5.250%, 07/01/14	95	111,124
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	3,500	3,627,610
3.500%, 07/01/11	1,075	1,109,336
5.000%, 07/01/11	1,000	1,052,860
5.250%, 07/01/14	740	835,704
California State Public Works Board of Regents University California (RB) Series A
5.000%, 03/01/14	860	956,612
California State University (RB) Series A
3.000%, 11/01/12	500	522,010
4.000%, 11/01/12	545	585,150
4.000%, 11/01/12	1,000	1,073,670
Chabot-Las Positas Community College District (GO) (AMBAC)
5.000%, 08/01/11	1,010	1,073,984
Charter Oak Unified School District (GO) Series B (FSA)
5.000%, 07/01/13	2,805	3,187,406
Chino Basin Regional Financing Authority (RB)
5.900%, 08/01/11	810	867,972
City & County of San Francisco (GO) Series A (AMBAC)
5.000%, 06/15/12	1,600	1,752,864
City & County of San Francisco (GO) Series R-1 (FGIC)
5.000%, 06/15/12	3,855	4,227,123
City & County of San Francisco (GO) Series R2 (AMBAC)
4.000%, 06/15/12	665	713,971
City of Folsom (GO)
4.000%, 08/01/14	1,285	1,403,040
City of Los Angeles (GO) (MBIA)
4.000%, 09/01/10	1,000	1,021,640
City of Los Angeles (GO) Series A
2.500%, 09/01/13	2,500	2,598,300
City of Los Angeles (GO) Series A (MBIA)
5.000%, 09/01/12	1,165	1,286,113
City of Los Angeles (GO) Series A (NATL-RE)
5.250%, 09/01/14	1,000	1,152,840
City of Los Angeles (RB) Series A
4.000%, 06/01/12	815	858,358
5.000%, 06/01/13	1,300	1,428,440
5.000%, 06/01/14	2,000	2,282,300
City of Los Angeles (RB) Series C (NATL-RE)
5.375%, 06/01/13	600	682,098
City of Vernon (RB) Series A
3.500%, 08/01/12	1,550	1,617,472
5.250%, 08/01/14	1,000	1,124,820
Contra Costa Community College District (GO) (NATL-RE FGIC)
5.000%, 08/01/13	1,905	2,156,898
5.000%, 08/01/14	1,985	2,284,934
Desert Sands Unified School District (GO) (AGM)
5.000%, 06/01/14	3,275	3,786,260
5.000%, 06/01/14	600	693,666
East Bay Regional Park District (GO)
4.000%, 09/01/13	1,375	1,510,946
El Camino Community College District (GO) Series A (MBIA)
5.000%, 08/01/13	2,915	3,316,600
5.000%, 08/01/13	3,060	3,481,576
El Camino Community College District (GO) Series A (NATL-RE)
5.000%, 08/01/13	1,600	1,820,432
El Monte Union High School District (GO) Series A (FSA)
5.000%, 06/01/13	2,185	2,471,869
Escondido Union School District (GO) Series A
5.000%, 08/01/12	3,045	3,368,227
Escondido Union School District (GO) Series B (NATL-RE FGIC)
5.500%, 08/01/14	550	627,011
Foothill-De Anza Community College District (GO) Series B
5.250%, 08/01/13	2,000	2,292,660

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.250%, 08/01/13	$3,675	$4,212,763
Fremont Union High School District (GO) (MBIA)
4.000%, 09/01/11	750	788,160
Fresno (RB) Series A-1 (AMBAC)
6.250%, 09/01/10	300	308,925
Grossmont Union High School District (GO) (NATL-RE)
4.000%, 08/01/13	500	544,720
Hacienda La Puente Unified School District (GO) Series B
5.000%, 08/01/13	4,340	4,945,951
Hemet Unified School District (GO) Series A (AGM)
5.750%, 08/01/14	500	577,415
Industry Public Facilities Authority (TAN) (MBIA)
4.500%, 05/01/10	700	706,167
Kern High School District (GO) Series C (NATL-RE FGIC)
5.500%, 08/01/14	650	738,036
Long Beach Bond Finance Authority (TAN) (AMBAC)
5.375%, 08/01/12	1,585	1,761,648
Long Beach Unified School District (GO)
4.000%, 08/01/12	500	538,665
Long Beach Unified School District (GO) Series A
5.000%, 08/01/13	2,000	2,265,200
4.000%, 08/01/14	2,335	2,576,019
5.000%, 08/01/14	1,000	1,146,410
Los Angeles Community College District (GO) Series A (AGM)
5.250%, 08/01/13	825	939,922
Los Angeles Community College District (GO) Series A (FSA)
5.250%, 08/01/14	4,000	4,628,840
Los Angeles Community College District (GO) Series F-1
3.250%, 08/01/14	850	906,398
Los Angeles Convention & Exhibit Center Authority (RB) Series A
6.125%, 08/15/11	1,500	1,591,560
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA)
5.000%, 07/01/11	2,500	2,686,875
Los Angeles County Metropolitan Transportation Authority (RB) Series A
4.000%, 07/01/11	750	780,795
3.000%, 07/01/12	1,500	1,579,755
3.000%, 07/01/13	1,750	1,850,748
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	580	621,719
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA)
5.000%, 10/01/12	5,000	5,522,450
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA)
5.000%, 07/01/11	460	486,984
Los Angeles Municipal Improvement Corp (RB) Series A (NATL-RE)
5.250%, 06/01/12	1,050	1,136,950
Los Angeles Municipal Improvement Corp (RB) Series C
3.000%, 09/01/13	730	755,842
Los Angeles Unified School District (GO)
5.500%, 07/01/11	800	852,528
Los Angeles Unified School District (GO) (AMBAC)
5.000%, 07/01/11	175	185,140
Los Angeles Unified School District (GO) (MBIA)
5.500%, 07/01/12	800	883,320
Los Angeles Unified School District (GO) (NATL-RE)
5.750%, 07/01/14	630	734,769
Los Angeles Unified School District (GO) Series A (FGIC)
6.000%, 07/01/11	1,000	1,072,660
Los Angeles Unified School District (GO) Series A (MBIA)
5.250%, 07/01/12	3,600	3,953,592
Los Angeles Unified School District (GO) Series B
4.000%, 07/01/13	950	1,032,982

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series C (AMBAC)
5.000%, 07/01/12	$1,000	$1,092,290
Los Angeles Wastewater System (RB) Series A
4.000%, 06/01/12	1,000	1,072,200
Manteca Unified School District (GO) (AGM)
5.250%, 08/01/14	500	586,430
Metropolitan Water District of Southern California (GO) Series B
4.000%, 03/01/11	500	519,780
Metropolitan Water District of Southern California (RB) Series B
3.750%, 07/01/11	3,000	3,133,440
Mount San Antonio Community College District (GO) Series C (AGM)
4.000%, 09/01/14	750	823,568
Mountain View-Whisman School District (GO) Series D (MBIA)
5.000%, 06/01/12	1,480	1,643,066
Norwalk Redevelopment Agency (TAN) Series A (MBIA)
4.000%, 10/01/10	670	682,978
Orange County (RB) Series A (MBIA)
5.000%, 06/01/12	730	795,773
Oxnard School District (GO) (FSA)
5.000%, 08/01/12	610	671,396
Pasadena Unified School District (GO) (FSA)
5.000%, 11/01/12	2,000	2,209,700
Piedmont Unified School District (GO)
2.000%, 08/01/13	725	741,784
2.000%, 08/01/14	340	344,247
Sacramento Municipal Utility District (RB) Series U (AGM)
5.000%, 08/15/14	1,000	1,140,570
Sacramento Regional County Sanitation District (RB) (NATL-RE)
5.000%, 08/01/14	750	840,765
San Diego County Water Authority (NATL-RE FGIC) Series A
5.250%, 05/01/13	795	889,048
San Diego Public Facilities Financing Authority (RB) Series A
2.750%, 05/15/11	1,150	1,173,506
2.750%, 05/15/12	1,655	1,712,213
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 05/15/14	1,000	1,128,680
San Diego Unified School District (GO) Series F (FSA)
5.000%, 07/01/14	1,555	1,798,684
San Francisco Bay Area Transit Financing Authority (RB)
6.750%, 07/01/11	795	862,058
San Francisco City & County Public Utilities Commission (RB) Series A (FSA)
5.000%, 11/01/12	4,810	5,307,402
San Jose Unified School District (GO) (FGIC)
5.000%, 08/01/11	1,300	1,380,353
5.000%, 08/01/12	5,000	5,477,200
San Jose Unified School District (GO) (NATL-RE FGIC)
5.000%, 08/01/14	510	579,921
San Leandro Unified School District (GO) Series A (FSA)
6.000%, 08/01/10	615	632,368
San Marino Unified School District (GO) Series A
5.250%, 07/01/14	500	570,090
San Mateo County Community College District (GO) Series A
4.500%, 09/01/13	2,000	2,232,680
Santa Clara Unified School District (GO)
4.000%, 07/01/13	915	994,925
Sonoma County (RB) Series A (FGIC)
4.000%, 09/01/12	1,950	2,107,326
Southern California Public Power Authority (RB) Series A (AMBAC)
5.000%, 07/01/13	1,545	1,752,849

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B
5.250%, 08/01/12	$750	$822,285
Stockton Unified School District (GO) (AGM)
4.000%, 08/01/12	700	745,171
Torrance Unified School District (GO)
4.000%, 08/01/13	830	896,848
University of California (RB) Series A (AMBAC)
5.000%, 05/15/11	1,140	1,203,715
University of California (RB) Series E (MBIA)
5.000%, 05/15/13	1,560	1,747,590
University of California (RB) Series J (MBIA)
5.000%, 05/15/12	450	491,062
University of California (RB) Series K (MBIA)
5.000%, 05/15/12	500	545,625
William S Hart Joint School Financing Authority (RB) (AMBAC)
5.000%, 09/01/12	900	966,087

TOTAL MUNICIPAL BONDS		246,298,800

	Shares
TEMPORARY CASH INVESTMENTS — (3.1%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	7,944,942	7,944,942

TOTAL INVESTMENTS — (100.0%) (Cost $248,929,934)##		$254,243,742

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$246,298,800	—	$246,298,800
Temporary Cash Investments	$7,944,942	—	—	7,944,942

TOTAL	$7,944,942	$246,298,800	—	$254,243,742

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (80.6%)
Consumer Discretionary — (13.4%)
*1-800-FLOWERS.COM, Inc.	600	$1,242
*99 Cents Only Stores	1,500	19,560
#Aaron’s, Inc.	1,200	33,432
#Abercrombie & Fitch Co.	3,100	97,774
*AC Moore Arts & Crafts, Inc.	1,100	3,080
Advance Auto Parts, Inc.	400	15,780
*Aeropostale, Inc.	800	26,312
*AFC Enterprises, Inc.	600	4,920
*AH Belo Corp.	300	1,833
*Alloy, Inc.	540	4,169
#*Amazon.com, Inc.	1,300	163,033
Ambassadors Group, Inc.	500	5,665
*American Apparel, Inc.	2,300	6,509
#*American Axle & Manufacturing Holdings, Inc.	1,000	9,350
American Eagle Outfitters, Inc.	3,700	58,793
*America’s Car-Mart, Inc.	500	11,765
*Amerigon, Inc.	400	3,260
#*AnnTaylor Stores Corp.	1,800	22,608
*Apollo Group, Inc. Class A	300	18,177
#Arbitron, Inc.	600	15,186
#*Arctic Cat, Inc.	300	2,514
#*ArvinMeritor, Inc.	1,000	9,690
*Audiovox Corp. Class A	700	4,655
#*AutoNation, Inc.	1,700	30,600
*Autozone, Inc.	200	31,006
*Ballantyne Strong, Inc.	600	1,998
#Barnes & Noble, Inc.	1,900	33,212
*Bassett Furniture Industries, Inc.	600	2,598
*Beazer Homes USA, Inc.	1,300	5,070
bebe stores, inc.	2,800	17,304
#*Bed Bath & Beyond, Inc.	650	25,155
#Belo Corp.	1,500	9,960
Best Buy Co., Inc.	1,200	43,980
#Big 5 Sporting Goods Corp.	1,000	14,610
*Big Lots, Inc.	1,400	39,774
Black & Decker Corp.	900	58,194
*Blockbuster, Inc. Class B	1,100	341
*Blue Nile, Inc.	200	10,310
*Bluegreen Corp.	1,400	3,416
Blyth, Inc.	200	5,618
Bob Evans Farms, Inc.	1,200	33,492
Bon-Ton Stores, Inc. (The)	500	4,375
Books-A-Million, Inc.	600	3,822
*Borders Group, Inc.	2,800	2,408
BorgWarner, Inc.	2,200	77,198
Brinker International, Inc.	1,400	22,848
*Brink’s Home Security Holdings, Inc.	400	16,400
#*Brookfield Homes Corp.	1,100	7,986
Brown Shoe Co., Inc.	2,300	28,175
#Brunswick Corp.	3,200	34,336
#Buckle, Inc.	450	13,653
*Build-A-Bear-Workshop, Inc.	500	2,385
#*Cabela’s, Inc.	2,400	38,688
#Cablevision Systems Corp.	1,300	33,332
*Cache, Inc.	300	1,260
#*California Pizza Kitchen, Inc.	800	11,040
#Callaway Golf Co.	250	1,865
#*Capella Education Co.	300	22,014

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Career Education Corp.	1,600	$34,800
*Caribou Coffee Co., Inc.	900	6,507
*CarMax, Inc.	1,600	33,008
*Carmike Cinemas, Inc.	200	1,446
*Carnival Corp.	7,560	251,975
*Carriage Services, Inc.	600	2,310
*Carrols Restaurant Group, Inc.	500	3,155
*Carter’s, Inc.	400	10,344
Cato Corp. Class A	1,000	20,450
*Cavco Industries, Inc.	200	7,168
CBS Corp.	1,200	15,540
CBS Corp. Class B	12,100	156,453
*CEC Entertainment, Inc.	400	13,276
#*Charming Shoppes, Inc.	4,000	23,240
#*Cheesecake Factory, Inc.	2,200	46,508
Cherokee, Inc.	100	1,605
#*Chipotle Mexican Grill, Inc.	200	19,292
#Choice Hotels International, Inc.	800	25,392
Christopher & Banks Corp.	1,800	11,970
#Cinemark Holdings, Inc.	3,400	48,212
#*Citi Trends, Inc.	300	9,339
CKE Restaurants, Inc.	1,500	12,540
Coach, Inc.	700	24,416
#*Coinstar, Inc.	700	18,081
*Coldwater Creek, Inc.	2,900	12,934
*Collective Brands, Inc.	2,300	45,264
#Columbia Sportswear Co.	1,600	66,208
Comcast Corp. Class A	11,500	182,045
Comcast Corp. Special Class A	3,944	59,712
#*Conn’s, Inc.	700	3,934
#Cooper Tire & Rubber Co.	800	13,624
#*Corinthian Colleges, Inc.	1,500	21,000
Cracker Barrel Old Country Store, Inc.	400	14,784
#*Crocs, Inc.	500	3,675
#*Crown Media Holdings, Inc.	700	987
CSS Industries, Inc.	200	3,466
*Culp, Inc.	200	2,602
*Cumulus Media, Inc.	900	2,205
#D.R. Horton, Inc.	9,400	110,826
#Darden Restaurants, Inc.	2,900	107,184
#*Deckers Outdoor Corp.	200	19,634
*dELiA*s, Inc.	1,100	1,958
#*Dick’s Sporting Goods, Inc.	1,900	42,503
#Dillard’s, Inc.	3,250	53,820
#*DineEquity, Inc.	800	18,192
#*DIRECTV Class A	2,500	75,875
*Discovery Communications, Inc.	2,800	73,528
DISH Network Corp.	1,400	25,564
Disney (Walt) Co.	25,447	751,959
*Dixie Group, Inc.	200	477
#*Dolan Media Co.	1,000	9,880
*Dollar Tree, Inc.	200	9,904
*Domino’s Pizza, Inc.	1,300	14,690
*DreamWorks Animation SKG, Inc.	600	23,364
*Dress Barn, Inc. (The)	2,288	53,860
*Drew Industries, Inc.	700	13,020
*DSW, Inc.	500	12,050
#*Eastman Kodak Co.	7,500	45,375
*Einstein Noah Restaurant Group, Inc.	400	4,708
*Entravision Communications Corp.	250	742
*Ethan Allen Interiors, Inc.	1,300	18,837

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EW Scripps Co.	533	$3,624
*Exide Technologies	2,500	19,325
#Family Dollar Stores, Inc.	900	27,792
*Famous Dave’s of America, Inc.	300	1,875
#*Federal Mogul Corp.	2,128	34,857
Finish Line, Inc. Class A	1,800	19,962
*Fisher Communications, Inc.	400	5,144
#Foot Locker, Inc.	6,600	74,514
*Ford Motor Co.	9,933	107,674
#*Fossil, Inc.	1,800	58,770
*Frederick’s of Hollywood Group, Inc.	900	1,089
#Fred’s, Inc.	1,400	14,042
#*Fuel Systems Solutions, Inc.	800	28,512
#*Furniture Brands International, Inc.	2,000	10,320
#*GameStop Corp. Class A	1,900	37,563
Gannett Co., Inc.	3,200	51,680
Gap, Inc.	1,900	36,252
#Garmin, Ltd.	500	16,155
#*Gaylord Entertainment Co.	1,350	25,974
*Genesco, Inc.	600	14,148
Gentex Corp.	1,700	32,589
Genuine Parts Co.	1,803	67,937
#*G-III Apparel Group, Ltd.	800	13,928
*Gray Television, Inc.	1,900	3,762
#*Group 1 Automotive, Inc.	800	23,200
Guess?, Inc.	1,650	65,521
*Gymboree Corp.	900	35,109
H&R Block, Inc.	1,200	25,824
#Harley-Davidson, Inc.	2,800	63,672
Harman International Industries, Inc.	2,700	95,985
#Harte-Hanks, Inc.	2,300	24,288
Hasbro, Inc.	800	24,440
#Haverty Furniture Cos., Inc.	400	4,932
*Hawk Corp.	200	3,474
*Heelys, Inc.	509	1,059
*Helen of Troy, Ltd.	1,600	37,712
#*hhgregg, Inc.	400	8,520
#*Hibbett Sporting Goods, Inc.	500	10,610
Hillenbrand, Inc.	1,700	31,195
Home Depot, Inc.	8,700	243,687
Hooker Furniture Corp.	500	6,355
*Hot Topic, Inc.	1,400	8,050
#*Hovnanian Enterprises, Inc.	2,500	9,100
*HSN, Inc.	3,040	58,186
#*Iconix Brand Group, Inc.	2,300	29,026
Interactive Data Corp.	1,000	28,630
International Speedway Corp.	1,300	33,423
#*Interpublic Group of Cos., Inc.	13,800	89,148
*Interval Leisure Group, Inc.	1,540	19,589
#*iRobot Corp.	800	12,640
#*ITT Educational Services, Inc.	200	19,374
*J. Crew Group, Inc.	300	11,763
#J.C. Penney Co., Inc.	4,400	109,252
*Jack in the Box, Inc.	1,400	27,314
#*Jackson Hewitt Tax Service, Inc.	600	1,644
#*JAKKS Pacific, Inc.	400	4,400
*Jo-Ann Stores, Inc.	800	28,016
Johnson Controls, Inc.	4,400	122,452
Jones Apparel Group, Inc.	2,500	36,100
#*Jos. A. Bank Clothiers, Inc.	400	16,764
Journal Communications, Inc.	1,600	5,632

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
KB Home	2,200	$33,616
*Kenneth Cole Productions, Inc. Class A	500	5,120
#*Knology, Inc.	900	9,828
*Kohl’s Corp.	2,100	105,777
*Krispy Kreme Doughnuts, Inc.	1,200	3,384
#*K-Swiss, Inc. Class A	700	6,356
*La-Z-Boy, Inc.	1,200	12,180
*Learning Tree International, Inc.	700	7,714
*Lee Enterprises, Inc.	1,700	7,208
#Leggett & Platt, Inc.	5,100	93,126
#Lennar Corp. Class A	3,800	58,368
*Libbey, Inc.	300	3,093
#*Liberty Global, Inc. Class A	1,600	40,608
*Liberty Global, Inc. Series C	2,200	55,132
*Liberty Media Corp. Capital Class A	2,800	72,492
*Liberty Media Corp. Interactive Class A	9,066	94,105
*Liberty Media Corp. Series A	910	42,679
#*Life Time Fitness, Inc.	1,400	33,530
Limited Brands, Inc.	4,900	93,198
#*Lincoln Educational Services Corp.	1,000	20,720
*Lithia Motors, Inc.	900	7,020
#*Live Nation Entertainment, Inc.	649	7,441
#*Liz Claiborne, Inc.	2,050	9,984
*LKQ Corp.	2,200	41,250
#*LodgeNet Interactive Corp.	200	1,094
Lowe’s Cos., Inc.	14,267	308,881
*Luby’s, Inc.	300	1,029
*M/I Homes, Inc.	600	6,192
*Mac-Gray Corp.	300	2,688
#Macy’s, Inc.	13,100	208,683
*Maidenform Brands, Inc.	700	10,465
Marcus Corp.	1,100	12,298
#Marine Products Corp.	1,000	5,060
*MarineMax, Inc.	304	2,745
#Marriott International, Inc. Class A	303	7,948
#*Martha Stewart Living Omnimedia, Inc.	1,300	5,759
Mattel, Inc.	1,100	21,692
#Matthews International Corp. Class A	400	13,540
*McClatchy Co. (The)	3,000	16,050
McGraw-Hill Cos., Inc.	1,140	40,413
MDC Holdings, Inc.	1,600	53,760
*Media General, Inc.	600	4,890
*Mediacom Communications Corp.	700	2,912
Men’s Wearhouse, Inc. (The)	2,000	40,300
#Meredith Corp.	1,200	37,176
#*Meritage Homes Corp.	1,600	35,824
*Midas, Inc.	200	1,650
#*Modine Manufacturing Co.	2,200	20,922
#*Mohawk Industries, Inc.	1,600	66,256
Monro Muffler Brake, Inc.	500	17,110
*Morgans Hotel Group Co.	900	3,609
#*Morningstar, Inc.	800	37,808
#Movado Group, Inc.	800	8,744
*Nathan’s Famous, Inc.	200	3,010
National CineMedia, Inc.	1,000	14,980
*Navarre Corp.	1,900	3,762
#*Netflix, Inc.	300	18,675
*New York & Co., Inc.	2,000	7,200
*New York Times Co. Class A (The)	4,400	56,848
#Newell Rubbermaid, Inc.	4,000	54,280
News Corp. Class A	26,269	331,252

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
News Corp. Class B	11,600	$170,288
NIKE, Inc. Class B	1,104	70,380
#Nordstrom, Inc.	750	25,905
#Nutri/System, Inc.	500	10,180
#*NVR, Inc.	100	68,414
*O’Charley’s, Inc.	1,000	7,400
*Office Depot, Inc.	7,300	41,464
*OfficeMax, Inc.	2,500	32,425
Omnicom Group, Inc.	900	31,770
*O’Reilly Automotive, Inc.	1,650	62,370
*Orleans Homebuilders, Inc.	700	1,022
*Outdoor Channel Holdings, Inc.	800	4,040
#*Overstock.com, Inc.	600	7,116
#Oxford Industries, Inc.	500	8,920
#*Pacific Sunwear of California, Inc.	2,100	7,392
*Palm Harbor Homes, Inc.	400	820
#*Panera Bread Co.	500	35,710
#*Papa John’s International, Inc.	500	11,800
#*Peet’s Coffee & Tea, Inc.	500	16,350
#*Penske Automotive Group, Inc.	3,500	49,210
Pep Boys - Manny, Moe & Jack (The)	2,400	20,040
*Perry Ellis International, Inc.	200	3,206
PetSmart, Inc.	2,700	69,525
Phillips-Van Heusen Corp.	2,400	94,296
#Polaris Industries, Inc.	500	22,105
#Polo Ralph Lauren Corp.	1,000	82,000
Pool Corp.	1,000	18,360
#*Pre-Paid Legal Services, Inc.	200	7,974
*Priceline.com, Inc.	200	39,070
Primedia, Inc.	200	616
*Princeton Review, Inc.	400	1,692
*Pulte Homes, Inc.	10,522	110,691
*Quiksilver, Inc.	1,300	2,626
RadioShack Corp.	2,600	50,752
*RC2 Corp.	600	8,622
*Red Lion Hotels Corp.	500	2,965
#*Red Robin Gourmet Burgers, Inc.	500	9,215
Regal Entertainment Group	1,700	25,109
#Regis Corp.	1,500	23,895
*Rent-A-Center, Inc.	2,300	46,000
*Rentrak Corp.	100	1,671
*Retail Ventures, Inc.	2,000	16,560
RG Barry Corp.	500	4,425
#Ross Stores, Inc.	650	29,854
#*Royal Caribbean Cruises, Ltd.	7,600	198,284
*Rubio’s Restaurants, Inc.	300	2,325
#*Ruby Tuesday, Inc.	3,000	20,730
*Ruth’s Hospitality Group, Inc.	800	2,232
#Ryland Group, Inc.	1,700	37,842
#*Saks, Inc.	7,200	46,368
*Sally Beauty Holdings, Inc.	2,500	20,850
Scripps Networks Interactive, Inc.	450	19,215
*Sealy Corp.	1,800	5,364
#*Sears Holdings Corp.	2,500	233,200
Service Corp. International	10,712	82,161
#Sherwin-Williams Co.	900	57,015
*Shiloh Industries, Inc.	500	2,250
*Shoe Carnival, Inc.	600	10,962
*Shutterfly, Inc.	1,000	15,820
#*Signet Jewelers, Ltd. ADR	4,000	109,440
#*Sinclair Broadcast Group, Inc. Class A	500	2,525

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Skechers U.S.A., Inc. Class A	1,500	$42,090
Skyline Corp.	300	5,493
*Smith & Wesson Holding Corp.	900	3,564
Snap-On, Inc.	1,400	57,232
*Sonic Automotive, Inc.	2,100	20,055
*Sonic Corp.	500	4,215
#Sotheby’s Class A	2,000	46,480
Speedway Motorsports, Inc.	2,000	33,240
Sport Supply Group, Inc.	600	7,134
*Stamps.com, Inc.	500	4,420
*Standard Motor Products, Inc.	800	6,272
*Standard Pacific Corp.	5,100	18,513
#*Stanley Furniture, Inc.	500	4,875
Stanley Works (The)	900	46,125
#Staples, Inc.	1,950	45,747
*Starbucks Corp.	3,000	65,370
#Starwood Hotels & Resorts Worldwide, Inc.	700	23,324
*Steak n Shake Co. (The)	75	24,093
*Steinway Musical Instruments, Inc.	200	3,260
*Steven Madden, Ltd.	800	32,112
Stewart Enterprises, Inc.	2,700	13,689
*Stoneridge, Inc.	400	2,792
#Sturm Ruger & Co., Inc.	800	8,336
#Superior Industries International, Inc.	1,200	17,652
#Systemax, Inc.	1,300	22,789
#*Talbots, Inc.	2,000	22,520
Target Corp.	4,500	230,715
*Tempur-Pedic International, Inc.	1,400	34,846
*Tenneco, Inc.	500	8,840
#*Texas Roadhouse, Inc.	2,300	26,749
Thor Industries, Inc.	2,000	63,500
#Tiffany & Co.	1,000	40,610
*Timberland Co. Class A	1,500	25,800
Time Warner Cable, Inc.	5,428	236,607
Time Warner, Inc.	18,100	496,845
#TJX Cos., Inc. (The)	900	34,209
*Toll Brothers, Inc.	4,070	75,173
*Town Sports International Holdings, Inc.	600	1,416
#*Tractor Supply Co.	500	25,235
#*True Religion Apparel, Inc.	600	11,586
*TRW Automotive Holdings Corp.	2,750	63,332
*Tuesday Morning Corp.	1,700	7,429
Tupperware Corp.	1,050	44,583
*Ulta Salon Cosmetics & Fragrance, Inc.	2,600	50,440
#*Under Armour, Inc. Class A	1,200	30,480
*Unifi, Inc.	2,400	8,016
UniFirst Corp.	300	15,072
*Universal Electronics, Inc.	400	9,508
*Universal Technical Institute, Inc.	300	5,511
#*Urban Outfitters, Inc.	600	18,942
V.F. Corp.	1,300	93,639
#*Vail Resorts, Inc.	1,700	57,290
*Valassis Communications, Inc.	1,500	31,395
#*ValueVision Media, Inc.	1,400	5,768
#*Viacom, Inc. Class A	300	9,243
*Viacom, Inc. Class B	2,800	81,592
#*Volcom, Inc.	800	12,616
*WABCO Holdings, Inc.	2,100	54,285
*Warnaco Group, Inc.	1,400	54,208
*Warner Music Group Corp.	2,500	12,075
#Weight Watchers International, Inc.	1,000	28,860

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Wendy’s/Arby’s Group, Inc.	1,425	$6,569
#*West Marine, Inc.	800	6,712
*Wet Seal, Inc. (The)	3,500	11,725
Whirlpool Corp.	1,400	105,252
Wiley (John) & Sons, Inc. Class A	800	33,400
Williams-Sonoma, Inc.	3,800	72,124
*Winnebago Industries, Inc.	900	10,755
Wolverine World Wide, Inc.	1,400	37,030
World Wrestling Entertainment, Inc.	500	8,000
#Wyndham Worldwide Corp.	8,300	174,217
Yum! Brands, Inc.	1,200	41,052
#*Zale Corp.	200	436
#*Zumiez, Inc.	1,000	12,730

Total Consumer Discretionary		13,706,792

Consumer Staples — (4.5%)
#Alberto-Culver Co.	1,101	31,257
Alico, Inc.	200	5,128
Andersons, Inc. (The)	600	16,188
#Avon Products, Inc.	1,300	39,182
B&G Foods, Inc.	1,100	9,878
*Bare Escentuals, Inc.	1,500	27,255
*BJ’s Wholesale Club, Inc.	1,300	43,927
Bunge, Ltd.	1,400	82,306
#Calavo Growers, Inc.	600	10,056
#Cal-Maine Foods, Inc.	700	22,855
Campbell Soup Co.	900	29,799
Casey’s General Stores, Inc.	1,800	55,224
*Central Garden & Pet Co.	600	5,724
*Chattem, Inc.	400	37,384
*Chiquita Brands International, Inc.	1,400	20,538
Clorox Co.	1,000	59,170
Coca-Cola Enterprises, Inc.	1,300	26,247
Colgate-Palmolive Co.	800	64,024
#ConAgra, Inc.	2,900	65,946
Corn Products International, Inc.	500	14,210
Costco Wholesale Corp.	927	53,238
CVS Caremark Corp.	24,600	796,302
*Darling International, Inc.	2,600	20,254
Del Monte Foods Co.	9,200	104,696
#Diamond Foods, Inc.	600	21,552
Dr Pepper Snapple Group, Inc.	800	22,128
#*Elizabeth Arden, Inc.	1,203	18,671
*Energizer Holdings, Inc.	1,400	77,700
Estee Lauder Cos., Inc.	900	47,268
Farmer Brothers Co.	500	8,595
#Flowers Foods, Inc.	1,500	36,435
General Mills, Inc.	1,000	71,310
#*Great Atlantic & Pacific Tea Co.	2,100	15,729
#*Green Mountain Coffee, Inc.	250	21,205
H.J. Heinz Co.	700	30,541
#*Hain Celestial Group, Inc.	1,300	20,787
*Hansen Natural Corp.	400	15,380
Herbalife, Ltd.	500	19,425
#Hershey Co. (The)	600	21,858
Hormel Foods Corp.	1,100	42,570
*HQ Sustainable Maritime Industries, Inc.	400	2,816
Ingles Markets, Inc.	400	5,664
Inter Parfums, Inc.	800	10,648
J & J Snack Foods Corp.	600	25,086
J.M. Smucker Co.	3,000	180,210

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Kellogg Co.	1,000	$54,420
Kimberly-Clark Corp.	1,126	66,873
Kraft Foods, Inc.	20,100	555,966
Kroger Co. (The)	1,500	32,145
Lancaster Colony Corp.	300	16,365
Lance, Inc.	400	8,896
*Lifeway Foods, Inc.	300	3,585
Mannatech, Inc.	900	2,727
McCormick & Co., Inc.	400	14,520
*Medifast, Inc.	400	6,660
#Nash-Finch Co.	300	10,350
#*National Beverage Corp.	1,700	19,601
*NBTY, Inc.	1,400	62,342
Nu Skin Enterprises, Inc. Class A	1,700	39,508
*Nutraceutical International Corp.	500	6,495
*Omega Protein Corp.	600	2,580
*Overhill Farms, Inc.	400	1,764
*Pantry, Inc.	600	8,082
PepsiAmericas, Inc.	2,357	68,471
PepsiCo, Inc.	3,600	214,632
*Prestige Brands Holdings, Inc.	2,200	17,094
PriceSmart, Inc.	300	6,003
Procter & Gamble Co.	4,730	291,132
*Ralcorp Holdings, Inc.	300	18,540
*Reddy Ice Holdings, Inc.	800	4,000
#Ruddick Corp.	1,000	28,350
Safeway, Inc.	3,959	88,880
Sanderson Farms, Inc.	500	23,375
Sara Lee Corp.	1,500	18,210
#*Smart Balance, Inc.	2,200	12,232
#*Smithfield Foods, Inc.	6,700	100,902
#*SUPERVALU, Inc.	4,000	58,840
#Sysco Corp.	1,200	33,588
Tasty Baking Co.	300	2,067
#Tootsie Roll Industries, Inc.	530	13,796
#*TreeHouse Foods, Inc.	1,100	42,614
Tyson Foods, Inc. Class A	6,100	84,302
*United Natural Foods, Inc.	1,000	27,110
Walgreen Co.	3,900	140,595
WD-40 Co.	300	9,231
Weis Markets, Inc.	900	31,959
*Whole Foods Market, Inc.	200	5,444
*Winn-Dixie Stores, Inc.	900	9,117

Total Consumer Staples		4,619,729

Energy — (10.1%)
#*Allis-Chalmers Energy, Inc.	500	1,825
Alon USA Energy, Inc.	1,500	10,740
*Alpha Natural Resources, Inc.	1,483	60,225
Anadarko Petroleum Corp.	3,400	216,852
Apache Corp.	3,500	345,695
*Approach Resources, Inc.	700	5,607
Arch Coal, Inc.	4,500	94,815
#*Arena Resources, Inc.	900	34,506
*Atlas Energy, Inc.	1,350	40,837
*ATP Oil & Gas Corp.	2,100	30,387
*Atwood Oceanics, Inc.	1,500	50,280
#Baker Hughes, Inc.	1,800	81,504
#*Basic Energy Services, Inc.	300	2,817
#Berry Petroleum Corp. Class A	1,600	43,328
#*Bill Barrett Corp.	1,769	54,839

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
BJ Services Co.	1,500	$31,005
*Bolt Technology Corp.	300	3,000
#*BPZ Resources, Inc.	2,600	15,444
#*Brigham Exploration Co.	2,200	28,688
*Bristow Group, Inc.	1,300	46,410
*Bronco Drilling Co., Inc.	400	2,008
#Cabot Oil & Gas Corp.	1,300	49,751
*Cal Dive International, Inc.	3,400	23,936
*Callon Petroleum Co.	400	916
*Cameron International Corp.	637	23,989
CARBO Ceramics, Inc.	600	39,552
#*Carrizo Oil & Gas, Inc.	1,100	26,400
#*Cheniere Energy, Inc.	1,500	4,275
Chesapeake Energy Corp.	9,700	240,366
Chevron Corp.	18,972	1,368,261
Cimarex Energy Co.	2,942	144,776
*Clayton Williams Energy, Inc.	400	13,128
#*Clean Energy Fuels Corp.	2,700	45,198
*CNX Gas Corp.	600	16,098
*Complete Production Services, Inc.	1,300	16,289
*Comstock Resources, Inc.	400	15,596
*Concho Resources, Inc.	2,000	89,740
ConocoPhillips	16,250	780,000
CONSOL Energy, Inc.	900	41,949
*Contango Oil & Gas Co.	200	9,750
*Continental Resources, Inc.	850	32,274
*Crosstex Energy, Inc.	1,600	12,400
*CVR Energy, Inc.	2,600	20,852
*Dawson Geophysical Co.	300	6,507
Delek US Holdings, Inc.	1,900	13,262
#*Delta Petroleum Corp.	900	1,143
#*Denbury Resources, Inc.	4,500	60,975
Devon Energy Corp.	1,300	86,983
#Diamond Offshore Drilling, Inc.	200	18,306
*Dresser-Rand Group, Inc.	1,800	53,244
*Dril-Quip, Inc.	700	36,743
El Paso Corp.	1,400	14,210
*Encore Acquisition Co.	900	42,858
*ENGlobal Corp.	900	2,763
#EOG Resources, Inc.	2,736	247,389
*Evolution Petroleum Corp.	900	4,086
EXCO Resources, Inc.	1,950	34,203
#*Exterran Holdings, Inc.	1,861	37,741
Exxon Mobil Corp.	7,713	496,949
*FMC Technologies, Inc.	600	31,902
#*Forest Oil Corp.	2,000	48,240
#Frontier Oil Corp.	3,700	46,102
General Maritime Corp.	2,904	22,477
*Geokinetics, Inc.	400	3,920
*GeoResources, Inc.	200	2,556
*Global Industries, Ltd.	900	6,273
#*GMX Resources, Inc.	1,300	13,767
#*Goodrich Petroleum Corp.	200	4,166
Gulf Island Fabrication, Inc.	600	10,476
*GulfMark Offshore, Inc.	850	20,867
#*Gulfport Energy Corp.	1,100	11,374
Halliburton Co.	2,900	84,709
*Harvest Natural Resources, Inc.	1,500	6,735
*Helix Energy Solutions Group, Inc.	3,800	40,318
Helmerich & Payne, Inc.	1,900	79,477
Hess Corp.	3,612	208,737

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Holly Corp.	1,887	$49,251
#*Hornbeck Offshore Services, Inc.	1,000	21,510
*International Coal Group, Inc.	4,700	16,779
#*ION Geophysical Corp.	6,300	29,925
*James River Coal Co.	400	6,260
*Key Energy Services, Inc.	5,700	55,119
*Kodiak Oil & Gas Corp.	2,700	6,372
Lufkin Industries, Inc.	500	31,690
Marathon Oil Corp.	7,700	229,537
*Mariner Energy, Inc.	3,500	50,575
Massey Energy Co.	3,000	115,560
*Matrix Service Co.	1,000	10,090
#*McMoran Exploration Co.	1,100	16,731
*Mitcham Industries, Inc.	200	1,480
Murphy Oil Corp.	2,500	127,700
#*Nabors Industries, Ltd.	6,300	140,490
National-Oilwell, Inc.	4,789	195,870
*Natural Gas Services Group, Inc.	500	7,855
#*Newfield Exploration Co.	2,400	117,456
*Newpark Resources, Inc.	2,200	8,778
Noble Energy, Inc.	1,900	140,486
#*Northern Oil & Gas, Inc.	600	6,630
Occidental Petroleum Corp.	4,200	329,028
*Oceaneering International, Inc.	1,200	65,640
#*Oil States International, Inc.	1,800	66,312
#Overseas Shipholding Group, Inc.	300	13,383
*OYO Geospace Corp.	200	7,494
Panhandle Oil & Gas, Inc.	200	4,630
*Parker Drilling Co.	4,600	22,126
#*Patriot Coal Corp.	200	3,098
#Patterson-UTI Energy, Inc.	5,500	84,480
Peabody Energy Corp.	1,400	58,968
#Penn Virginia Corp.	500	12,135
*Petrohawk Energy Corp.	6,100	136,213
#*PetroQuest Energy, Inc.	1,100	5,984
*PHI, Inc. Non-Voting	600	11,676
*Pioneer Drilling Co.	2,600	20,670
#Pioneer Natural Resources Co.	3,605	158,548
*Plains Exploration & Production Co.	800	26,680
*Pride International, Inc.	3,500	103,600
*Quicksilver Resources, Inc.	3,602	47,871
Range Resources Corp.	3,700	170,200
#*Rex Energy Corp.	1,700	21,063
#*Rosetta Resources, Inc.	1,800	37,008
#*Rowan Cos., Inc.	4,200	90,216
RPC, Inc.	3,500	43,225
#*SandRidge Energy, Inc.	2,800	23,688
#*SEACOR Holdings, Inc.	700	49,175
*Seahawk Drilling, Inc.	233	4,872
Southern Union Co.	2,300	50,692
*Southwestern Energy Co.	778	33,361
Spectra Energy Corp.	2,000	42,500
St. Mary Land & Exploration Co.	2,600	83,304
*Stone Energy Corp.	700	11,158
#*SulphCo, Inc.	600	276
*Sunoco, Inc.	2,400	60,216
*Superior Energy Services, Inc.	3,000	68,910
*Superior Well Services, Inc.	1,200	18,996
*Swift Energy Corp.	1,000	25,060
*T-3 Energy Services, Inc.	400	9,020
#Tesoro Petroleum Corp.	5,201	65,012

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Tetra Technologies, Inc.	3,600	$37,656
*TGC Industries, Inc.	551	2,210
Tidewater, Inc.	1,800	84,276
#Toreador Resources Corp.	500	6,305
*Trico Marine Services, Inc.	900	3,150
*Union Drilling, Inc.	700	5,089
*Unit Corp.	1,800	81,972
#*USEC, Inc.	4,000	16,000
#VAALCO Energy, Inc.	600	2,538
Valero Energy Corp.	7,300	134,466
*Venoco, Inc.	1,200	13,836
#W&T Offshore, Inc.	1,600	14,256
*Warren Resources, Inc.	2,600	6,006
*Weatherford International, Ltd.	900	14,112
#*Western Refining, Inc.	2,200	10,054
*Whiting Petroleum Corp.	1,800	119,808
Williams Cos., Inc. (The)	1,800	37,512
#World Fuel Services Corp.	1,600	38,448
XTO Energy, Inc.	6,375	284,134

Total Energy		10,400,226

Financials — (16.8%)
1st Source Corp.	800	12,200
Abington Bancorp, Inc.	1,000	7,140
Advance America Cash Advance Centers, Inc.	2,000	9,660
Advanta Corp. Class A	200	4
#*Affiliated Managers Group, Inc.	1,000	60,570
*Affirmative Insurance Holdings, Inc.	500	2,170
Aflac, Inc.	900	43,587
*Allegheny Corp.	206	53,789
Allied World Assurance Co. Holdings, Ltd.	1,300	58,188
Allstate Corp.	3,600	107,748
*Altisource Portfolio Solutions SA	800	18,360
#*AMBAC Financial Group, Inc.	600	414
American Capital, Ltd.	5,797	21,391
American Equity Investment Life Holding Co.	1,200	8,808
American Express Co.	5,200	195,832
American Financial Group, Inc.	4,100	101,721
#American National Insurance Co.	800	85,152
American Physicians Capital, Inc.	266	7,384
*American Safety Insurance Holdings, Ltd.	400	5,500
#*AmeriCredit Corp.	3,100	65,007
Ameriprise Financial, Inc.	800	30,592
Ameris Bancorp	607	5,669
*AMERISAFE, Inc.	400	6,920
AmTrust Financial Services, Inc.	200	2,394
#*Anchor Bancorp Wisconsin, Inc.	300	375
AON Corp.	1,700	66,130
*Arch Capital Group, Ltd.	474	33,910
*Argo Group International Holdings, Ltd.	800	21,392
Arrow Financial Corp.	509	13,224
Aspen Insurance Holdings, Ltd.	4,000	106,520
#*Asset Acceptance Capital Corp.	1,500	8,730
Associated Banc-Corp.	1,400	17,808
Assurant, Inc.	500	15,715
Assured Guaranty, Ltd.	2,800	63,448
ASTA Funding, Inc.	700	4,368
#Astoria Financial Corp.	2,000	26,400
*Avatar Holdings, Inc.	200	3,388
Axis Capital Holdings, Ltd.	3,304	95,155
#*B of I Holding, Inc.	400	4,748

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
BancFirst Corp.	300	$12,090
*Bancorp, Inc.	1,100	8,041
BancorpSouth, Inc.	2,000	45,760
#BancTrust Financial Group, Inc.	400	1,560
Bank Mutual Corp.	1,300	8,684
Bank of America Corp.	60,647	920,621
#*Bank of Florida Corp.	100	121
*Bank of Granite Corp.	400	668
Bank of Hawaii Corp.	1,000	45,480
Bank of New York Mellon Corp.	11,600	337,444
#Bank of the Ozarks, Inc.	200	5,926
BankFinancial Corp.	500	4,775
#Banner Corp.	400	1,184
#BB&T Corp.	9,700	270,339
Berkshire Hills Bancorp, Inc.	200	3,310
BGC Partners, Inc. Class A	600	2,442
#BlackRock, Inc.	300	64,146
#BOK Financial Corp.	1,200	56,892
#Boston Private Financial Holdings, Inc.	1,800	12,906
Brookline Bancorp, Inc.	2,100	21,021
Brown & Brown, Inc.	2,300	40,480
#Capital City Bank Group, Inc.	900	10,782
Capital One Financial Corp.	5,200	191,672
Capital Southwest Corp.	100	8,145
#Capitol Bancorp, Ltd.	400	920
Capitol Federal Financial	700	22,834
Cardinal Financial Corp.	1,300	12,129
*Cardtronics, Inc.	1,100	11,979
Cash America International, Inc.	300	11,277
#Cathay General Bancorp	1,200	11,496
#*CB Richard Ellis Group, Inc.	600	7,380
Center Bancorp, Inc.	303	2,512
*Center Financial Corp.	400	1,904
#*Central Pacific Financial Corp.	700	1,134
#Charles Schwab Corp. (The)	2,328	42,579
#Chemical Financial Corp.	400	8,476
Chubb Corp.	3,300	165,000
Cincinnati Financial Corp.	2,000	52,780
Citigroup, Inc.	33,743	112,027
#City Holding Co.	400	12,572
#City National Corp.	1,500	74,085
Clifton Savings Bancorp, Inc.	600	5,130
CME Group, Inc.	800	229,456
#*CNA Financial Corp.	3,700	86,913
*CNA Surety Corp.	1,400	19,600
#CoBiz Financial, Inc.	400	2,136
Cohen & Steers, Inc.	1,100	22,374
#Columbia Banking System, Inc.	600	11,394
#Comerica, Inc.	3,403	117,438
#Commerce Bancshares, Inc.	1,367	54,106
#Community Bank System, Inc.	400	8,364
#Community Trust Bancorp, Inc.	300	7,599
CompuCredit Holdings Corp.	400	1,336
#*Conseco, Inc.	4,300	20,468
Consolidated-Tokoma Land Co.	100	3,308
*Cowen Group, Inc.	400	1,980
#*Credit Acceptance Corp.	900	47,898
*Crescent Financial Corp.	100	316
#Cullen Frost Bankers, Inc.	1,400	71,848
#CVB Financial Corp.	3,400	32,572
Delphi Financial Group, Inc. Class A	2,000	40,500

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Dime Community Bancshares, Inc.	800	$9,672
Discover Financial Services	14,600	199,728
#*Dollar Financial Corp.	1,100	24,805
Donegal Group, Inc. Class A	700	10,325
*Doral Financial Corp.	1,200	4,260
*E*TRADE Financial Corp.	7,800	11,856
East West Bancorp, Inc.	1,380	22,673
Eastern Insurance Holdings, Inc.	255	2,150
#Eaton Vance Corp.	200	5,762
#*Employers Holdings, Inc.	2,100	27,783
*Encore Bancshares, Inc.	100	824
*Encore Capital Group, Inc.	600	9,462
#Endurance Specialty Holdings, Ltd.	1,400	50,428
*Enstar Group, Ltd.	400	25,956
Enterprise Financial Services Corp.	300	2,802
Erie Indemnity Co.	900	35,100
ESSA Bancorp, Inc.	500	5,925
#Evercore Partners, Inc. Class A	400	11,948
Everest Re Group, Ltd.	900	77,166
*EZCORP, Inc.	100	1,816
#F.N.B. Corp.	2,404	17,044
FBL Financial Group, Inc. Class A	700	12,558
Federal Agricultural Mortgage Corp.	300	2,268
#Federated Investors, Inc.	200	5,076
Fidelity National Financial, Inc.	5,300	68,370
Fifth Third Bancorp	9,900	123,156
Financial Federal Corp.	900	24,534
Financial Institutions, Inc.	400	5,040
*First Acceptance Corp.	900	1,728
First American Corp.	2,700	79,839
First Bancorp	900	13,932
First Busey Corp.	300	1,065
*First Cash Financial Services, Inc.	600	13,698
First Commonwealth Financial Corp.	1,200	7,032
First Community Bancshares, Inc.	200	2,332
First Defiance Financial Corp.	400	4,224
First Financial Bancorp	700	11,480
First Financial Bankshares, Inc.	500	26,525
First Financial Corp.	500	13,800
First Financial Holdings, Inc.	600	7,074
First Financial Northwest, Inc.	600	3,714
#*First Horizon National Corp.	2,901	37,568
First Mercury Financial Corp.	800	10,488
First Midwest Bancorp, Inc.	1,100	14,487
First Niagara Financial Group, Inc.	2,061	28,298
First Place Financial Corp.	300	939
First Security Group, Inc.	200	466
#*First South Bancorp, Inc.	100	1,010
#*First State Bancorporation	300	198
FirstMerit Corp.	3,736	76,551
Flushing Financial Corp.	1,100	13,475
#*Forest City Enterprises, Inc. Class A	4,700	53,157
#Franklin Resources, Inc.	400	39,612
#*Frontier Financial Corp.	80	341
Fulton Financial Corp.	2,000	18,480
Gallagher (Arthur J.) & Co.	900	20,295
GAMCO Investors, Inc.	100	4,107
*Genworth Financial, Inc.	9,500	131,480
GFI Group, Inc.	4,300	20,941
Glacier Bancorp, Inc.	2,000	28,680
Goldman Sachs Group, Inc.	6,600	981,552

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Great Southern Bancorp, Inc.	600	$13,482
#Greene Bancshares, Inc.	302	1,706
Greenhill & Co., Inc.	300	23,340
*Greenlight Capital Re, Ltd.	1,000	24,150
*Grubb & Ellis Co.	500	730
*Guaranty Bancorp	1,300	1,885
*Hallmark Financial Services, Inc.	400	3,140
Hancock Holding Co.	600	24,564
#*Hanmi Financial Corp.	1,100	2,189
Hanover Insurance Group, Inc.	1,300	55,146
Harleysville Group, Inc.	500	16,150
Harleysville National Corp.	600	3,834
*Harris & Harris Group, Inc.	600	2,424
Hartford Financial Services Group, Inc.	3,062	73,457
HCC Insurance Holdings, Inc.	2,700	73,170
Heartland Financial USA, Inc.	684	9,542
Heritage Commerce Corp.	200	760
*HFF, Inc.	200	1,236
*Hilltop Holdings, Inc.	2,000	22,640
Home Bancshares, Inc.	500	12,290
Home Federal Bancorp, Inc.	754	10,028
Horace Mann Educators Corp.	800	9,592
Hudson City Bancorp, Inc.	6,100	80,947
#Huntington Bancshares, Inc.	2,000	9,580
IBERIABANK Corp.	500	26,720
Independence Holding Co.	300	2,439
#Independent Bank Corp. (453836108)	200	4,660
#Independent Bank Corp. (453838104)	400	292
Integra Bank Corp.	800	568
*Interactive Brokers Group, Inc.	1,475	23,452
*IntercontinentalExchange, Inc.	200	19,096
*International Assets Holding Corp.	300	4,467
International Bancshares Corp.	1,400	29,176
#*Intervest Bancshares Corp.	200	800
Invesco, Ltd.	738	14,243
*Investment Technology Group, Inc.	1,400	28,700
*Investors Bancorp, Inc.	1,669	19,744
Janus Capital Group, Inc.	3,200	39,072
#*Jefferies Group, Inc.	4,700	120,038
#Jones Lang LaSalle, Inc.	1,200	68,412
JPMorgan Chase & Co.	54,108	2,106,966
Kearny Financial Corp.	1,083	10,505
KeyCorp	10,900	78,262
K-Fed Bancorp	400	3,544
#Lakeland Bancorp, Inc.	1,100	7,568
Lakeland Financial Corp.	300	5,565
Legacy Bancorp, Inc.	400	3,836
#Legg Mason, Inc.	1,700	43,826
*Leucadia National Corp.	4,300	96,019
Lincoln National Corp.	5,830	143,301
Loews Corp.	400	14,308
*Louisiana Bancorp, Inc.	100	1,465
#M&T Bank Corp.	3,500	258,125
#*Macatawa Bank Corp.	700	1,302
MainSource Financial Group, Inc.	500	2,755
#*Markel Corp.	100	32,501
#MarketAxess Holdings, Inc.	1,000	13,630
Marsh & McLennan Cos., Inc.	2,500	53,900
Marshall & Ilsley Corp.	1,100	7,601
#*Maui Land & Pineapple Co., Inc.	200	622
MB Financial, Inc.	900	18,252

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*MBIA, Inc.	6,900	$34,017
*MCG Capital Corp.	3,500	16,065
Meadowbrook Insurance Group, Inc.	897	6,055
Mercury General Corp.	1,400	53,508
*Meridian Interstate Bancorp, Inc.	200	1,904
MetLife, Inc.	5,005	176,777
*MF Global Holdings, Ltd.	1,800	11,790
#*MGIC Investment Corp.	2,600	15,730
#*Midwest Banc Holdings, Inc.	1,100	418
#Moody’s Corp.	1,300	35,867
Morgan Stanley	12,900	345,462
*MSCI, Inc.	500	14,780
#*Nara Bancorp, Inc.	600	5,484
*NASDAQ OMX Group, Inc. (The)	1,400	25,186
*National Financial Partners Corp.	1,900	16,055
National Interstate Corp.	700	12,600
#National Penn Bancshares, Inc.	2,200	13,200
*Navigators Group, Inc.	200	8,534
NBT Bancorp, Inc.	800	16,688
Nelnet, Inc. Class A	1,200	20,028
New Westfield Financial, Inc.	700	5,712
#New York Community Bancorp, Inc.	4,500	67,635
NewAlliance Bancshares, Inc.	3,800	44,232
*NewStar Financial, Inc.	1,200	5,220
Northeast Community Bancorp, Inc.	436	2,612
Northern Trust Corp.	639	32,282
#Northfield Bancorp, Inc.	1,600	21,184
*Northwest Bancshares, Inc.	4,025	47,133
NYSE Euronext, Inc.	7,500	175,575
#*Ocwen Financial Corp.	2,400	21,984
Old National Bancorp	1,100	13,244
Old Republic International Corp.	5,800	61,422
#Old Second Bancorp, Inc.	300	1,776
OneBeacon Insurance Group, Ltd.	1,000	12,980
optionsXpress Holdings, Inc.	2,200	31,570
Oriental Financial Group, Inc.	800	9,104
Oritani Financial Corp.	600	7,866
#Pacific Capital Bancorp	400	480
#PacWest Bancorp	1,600	33,200
#Park National Corp.	400	21,920
PartnerRe, Ltd.	1,300	96,967
#*Penson Worldwide, Inc.	1,100	9,262
Peoples Bancorp, Inc.	300	3,894
People’s United Financial, Inc.	11,400	184,338
#*PHH Corp.	2,400	41,856
#*Phoenix Cos., Inc. (The)	4,400	10,340
#*PICO Holdings, Inc.	600	18,834
*Pinnacle Financial Partners, Inc.	400	6,048
#*Piper Jaffray Cos., Inc.	400	19,432
#*PMI Group, Inc. (The)	3,800	8,170
#PNC Financial Services Group, Inc.	6,800	376,924
#*Portfolio Recovery Associates, Inc.	400	18,232
#Principal Financial Group, Inc.	2,100	48,405
PrivateBancorp, Inc.	2,100	28,560
*ProAssurance Corp.	1,100	55,836
*Progressive Corp.	2,300	38,134
#Prosperity Bancshares, Inc.	1,400	56,448
Protective Life Corp.	1,900	32,015
Provident Financial Holdings, Inc.	2	7
#Provident Financial Services, Inc.	500	5,700
Provident New York Bancorp	600	4,890

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Prudential Financial, Inc.	4,600	$229,954
Radian Group, Inc.	3,000	19,290
#Raymond James Financial, Inc.	700	17,717
#Regions Financial Corp.	14,600	92,710
Reinsurance Group of America, Inc.	2,273	110,741
RenaissanceRe Holdings, Ltd.	800	43,344
#Renasant Corp.	500	7,175
#RLI Corp.	300	15,438
Rockville Financial, Inc.	100	972
*Rodman & Renshaw Capital Group, Inc.	500	2,110
Roma Financial Corp.	1,100	12,914
Rome Bancorp, Inc.	100	801
#S&T Bancorp, Inc.	500	8,760
S.Y. Bancorp, Inc.	400	8,476
Safety Insurance Group, Inc.	500	17,500
Sanders Morris Harris Group, Inc.	500	2,365
#Sandy Spring Bancorp, Inc.	800	9,592
SCBT Financial Corp.	600	18,000
*Seabright Insurance Holdings	600	6,108
Seacoast Banking Corp. of Florida	300	462
SEI Investments Co.	300	5,313
Selective Insurance Group, Inc.	1,342	20,761
#Sierra Bancorp	500	5,110
*Signature Bank	700	24,206
#Simmons First National Corp. Class A	600	16,104
*SLM Corp.	5,500	57,915
Smithtown Bancorp, Inc.	100	541
South Financial Group, Inc.	2,000	930
Southside Bancshares, Inc.	715	14,228
Southwest Bancorp, Inc.	500	3,745
#*St. Joe Co. (The)	1,900	49,400
StanCorp Financial Group, Inc.	500	21,490
State Auto Financial Corp.	600	9,426
State Bancorp, Inc.	300	2,205
State Street Corp.	4,000	171,520
StellarOne Corp.	714	7,468
Sterling Bancorp	400	2,980
#Sterling Bancshares, Inc.	2,700	13,797
#*Sterling Financial Corp.	700	526
#Stewart Information Services Corp.	300	3,078
*Stifel Financial Corp.	450	23,535
Student Loan Corp.	700	31,710
#Suffolk Bancorp	200	5,392
*Sun Bancorp, Inc.	992	3,780
#SunTrust Banks, Inc.	1,000	24,330
#Susquehanna Bancshares, Inc.	2,700	21,195
#*SVB Financial Group	1,200	52,068
SWS Group, Inc.	700	8,400
#Synovus Financial Corp.	3,100	8,556
T. Rowe Price Group, Inc.	503	24,959
#*Taylor Capital Group, Inc.	600	5,466
TCF Financial Corp.	2,600	38,064
*TD Ameritrade Holding Corp.	1,400	24,864
#*Tejon Ranch Co.	600	18,366
#*Teton Advisors, Inc.	2	27
#*Texas Capital Bancshares, Inc.	1,100	18,535
*Thomas Weisel Partners Group, Inc.	1,300	5,551
Tompkins Financial Corp.	200	7,840
#*Torchmark Corp.	1,100	49,390
#Tower Group, Inc.	1,400	30,940
#TowneBank	600	6,414

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*TradeStation Group, Inc.	1,500	$10,605
Transatlantic Holdings, Inc.	1,300	64,597
Travelers Cos., Inc. (The)	5,400	273,618
#*Tree.com, Inc.	473	3,458
#TrustCo Bank Corp.	1,200	7,200
Trustmark Corp.	1,900	43,320
#U.S. Bancorp	4,000	100,320
UCBH Holdings, Inc.	2,800	137
UMB Financial Corp.	800	31,608
Umpqua Holdings Corp.	1,600	19,776
Union Bankshares Corp.	300	3,855
#United Bankshares, Inc.	600	14,940
#*United Community Banks, Inc.	1,138	5,110
United Financial Bancorp, Inc.	516	6,780
United Fire & Casualty Co.	500	8,410
#*United Security Bancshares	315	1,591
United Western Bancorp, Inc.	100	333
Unitrin, Inc.	1,500	32,550
Univest Corp. of Pennsylvania	300	5,274
Unum Group	11,100	217,227
#Valley National Bancorp	2,215	30,456
ViewPoint Financial Group	800	11,800
*Virginia Commerce Bancorp, Inc.	440	2,556
#W. R. Berkley Corp.	1,600	38,928
Waddell & Reed Financial, Inc.	300	9,399
Washington Federal, Inc.	4,100	76,465
Washington Trust Bancorp, Inc.	600	10,254
*Waterstone Financial, Inc.	500	1,100
Webster Financial Corp.	1,400	21,658
Wells Fargo & Co.	31,182	886,504
WesBanco, Inc.	600	8,706
West Bancorporation	300	1,530
West Coast Bancorp	200	522
#Westamerica Bancorporation	500	27,790
#*Western Alliance Bancorp	900	4,617
White Mountains Insurance Group, Ltd.	100	32,047
#Whitney Holding Corp.	700	8,694
#Wilmington Trust Corp.	1,400	18,368
#Wilshire Bancorp, Inc.	1,500	13,815
#Wintrust Financial Corp.	325	11,290
#*World Acceptance Corp.	700	28,273
Yadkin Valley Financial Corp.	200	814
#Zenith National Insurance Corp.	1,000	27,900
#Zions Bancorporation	3,400	64,498

Total Financials		17,215,407

Health Care — (3.5%)
*Abaxis, Inc.	500	12,040
#*ABIOMED, Inc.	300	2,376
*Accelrys, Inc.	1,200	6,828
#*Accuray, Inc.	1,400	8,316
#*Affymetrix, Inc.	2,400	12,672
#*Align Technology, Inc.	1,800	33,750
#*Allscripts-Misys Healthcare Solutions, Inc.	2,000	32,920
*Alphatec Holdings, Inc.	2,100	9,282
*American Dental Partners, Inc.	700	8,855
#AmerisourceBergen Corp.	1,400	38,164
*AMN Healthcare Services, Inc.	800	6,960
#Analogic Corp.	600	24,000
*AngioDynamics, Inc.	800	12,840
*ArthroCare Corp.	300	7,995

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*athenahealth, Inc.	500	$19,670
#*ATS Medical, Inc.	1,700	4,437
Bard (C.R.), Inc.	200	16,578
Beckman Coulter, Inc.	800	52,296
Becton Dickinson & Co.	400	30,148
*BioClinica, Inc.	600	2,640
*BMP Sunstone Corp.	1,900	10,222
*Boston Scientific Corp.	20,100	173,463
*Bruker BioSciences Corp.	1,000	12,270
*Caliper Life Sciences, Inc.	2,100	6,153
*Cambrex Corp.	700	3,766
*Cantel Medical Corp.	600	11,568
Cardinal Health, Inc.	3,900	128,973
*Cardiovascular Systems, Inc.	500	2,085
*CareFusion Corp.	1,950	50,212
*Celera Corp.	1,200	8,076
#*Cepheid, Inc.	300	4,407
#*Cerner Corp.	400	30,260
#*Charles River Laboratories International, Inc.	1,500	54,510
*CombiMatrix Corp.	300	2,100
Computer Programs & Systems, Inc.	100	3,763
*Conmed Corp.	400	8,604
*Corvel Corp.	600	18,096
#*Covance, Inc.	100	5,811
*Cross Country Healthcare, Inc.	400	3,624
*CryoLife, Inc.	750	4,717
*Cutera, Inc.	600	5,298
*Cynosure, Inc.	200	2,028
#*Cytori Therapeutics, Inc.	1,300	8,762
#DENTSPLY International, Inc.	200	6,706
*Digirad Corp.	900	1,782
*Dionex Corp.	200	13,970
#*Eclipsys Corp.	1,500	25,020
*Edwards Lifesciences Corp.	200	17,924
*Endologix, Inc.	1,300	5,954
*eResearch Technology, Inc.	1,600	9,840
#*ev3, Inc.	3,400	49,572
*Exactech, Inc.	500	8,075
*Express Scripts, Inc.	411	34,466
#*Genomic Health, Inc.	300	4,959
#*Gen-Probe, Inc.	900	38,637
#*Greatbatch, Inc.	600	11,790
*Haemonetics Corp.	300	16,983
*Hansen Medical, Inc.	600	1,458
*Harvard Bioscience, Inc.	600	2,070
*HealthSouth Corp.	209	3,764
*HealthStream, Inc.	1,033	4,080
#*Henry Schein, Inc.	1,300	70,265
Hill-Rom Holdings, Inc.	2,224	51,975
*HMS Holdings Corp.	400	18,036
*Home Diagnostics, Inc.	800	4,896
*ICU Medical, Inc.	200	6,956
#*IDEXX Laboratories, Inc.	300	15,747
#*Illumina, Inc.	450	16,510
*Immucor, Inc.	600	11,130
IMS Health, Inc.	300	6,492
*Integra LifeSciences Holdings Corp.	500	19,200
#*Intuitive Surgical, Inc.	200	65,612
#Invacare Corp.	1,100	27,544
*InVentiv Health, Inc.	500	7,685
*IRIS International, Inc.	300	3,105

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Kendle International, Inc.	200	$4,048
*Kensey Nash Corp.	500	12,110
*Kinetic Concepts, Inc.	2,000	82,580
*Laboratory Corp. of America Holdings	300	21,330
*Life Technologies Corp.	1,032	51,301
*MAKO Surgical Corp.	200	2,296
#*Martek Biosciences Corp.	900	19,386
*Masimo Corp.	1,000	27,760
McKesson Corp.	1,600	94,112
#*MedAssets, Inc.	550	11,132
*Medco Health Solutions, Inc.	1,300	79,924
*Medical Action Industries, Inc.	700	9,499
*MEDTOX Scientific, Inc.	200	1,664
Medtronic, Inc.	3,100	132,959
Meridian Bioscience, Inc.	500	10,020
*Merit Medical Systems, Inc.	800	14,264
*Metabolix, Inc.	500	4,985
#*Mettler Toledo International, Inc.	100	9,747
*Micrus Endovascular Corp.	400	6,712
*Millipore Corp.	100	6,897
*MWI Veterinary Supply, Inc.	300	11,322
*Natus Medical, Inc.	700	9,499
*Neurometrix, Inc.	700	1,505
#*NuVasive, Inc.	200	5,520
*NxStage Medical, Inc.	1,400	11,354
*Odyssey Healthcare, Inc.	1,100	16,148
Omnicare, Inc.	2,500	62,500
#*Omnicell, Inc.	1,400	16,772
*OraSure Technologies, Inc.	1,500	7,680
*Orthovita, Inc.	1,900	6,916
*Osteotech, Inc.	600	2,028
Owens & Minor, Inc.	700	28,063
*Palomar Medical Technologies, Inc.	900	8,280
*Parexel International Corp.	1,600	30,944
#*Patterson Cos., Inc.	1,600	45,696
*PDI, Inc.	300	1,494
PerkinElmer, Inc.	5,100	102,714
Pharmaceutical Products Development Service, Inc.	1,500	35,040
*Phase Forward, Inc.	800	11,696
*Providence Service Corp.	600	7,704
#*PSS World Medical, Inc.	900	18,468
Quality Systems, Inc.	500	25,770
Quest Diagnostics, Inc.	500	27,835
#*Quidel Corp.	300	3,984
*Regeneration Technologies, Inc.	2,800	8,848
*RehabCare Group, Inc.	600	17,436
#*ResMed, Inc.	300	15,342
*SenoRx, Inc.	600	4,470
#*Sequenom, Inc.	622	2,494
*Sirona Dental Systems, Inc.	2,100	67,557
*Somanetics Corp.	300	4,755
#*SonoSite, Inc.	400	10,892
*Spectranetics Corp.	1,200	8,268
*St. Jude Medical, Inc.	600	22,638
*Staar Surgical Co.	600	2,058
#Steris Corp.	900	23,472
Stryker Corp.	1,100	57,112
#*SurModics, Inc.	200	4,000
*Symmetry Medical, Inc.	1,100	9,812
Techne Corp.	400	26,248
Teleflex, Inc.	1,400	80,024

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Thermo Fisher Scientific, Inc.	6,486	$299,329
#*Thoratec Corp.	600	17,010
*Universal American Corp.	1,900	25,384
#*Varian Medical Systems, Inc.	500	25,145
#*Varian, Inc.	900	46,404
*Vascular Solutions, Inc.	712	5,760
*Vital Images, Inc.	600	8,532
#*Waters Corp.	400	22,792
West Pharmaceutical Services, Inc.	800	29,064
#*Wright Medical Group, Inc.	400	7,152
Young Innovations, Inc.	300	6,897
*Zimmer Holdings, Inc.	1,800	101,376
*Zoll Medical Corp.	900	25,056

Total Health Care		3,570,723

Industrials — (10.1%)
*3D Systems Corp.	795	8,348
3M Co.	1,400	112,686
#A.O. Smith Corp.	700	29,806
#AAON, Inc.	800	16,472
*Acacia Technologies Group	700	6,279
*ACCO Brands Corp.	900	6,930
Actuant Corp.	1,500	25,155
Administaff, Inc.	700	15,988
*Advisory Board Co. (The)	100	3,229
#*AGCO Corp.	2,345	72,484
*Air Transport Services Group, Inc.	2,900	6,699
Aircastle, Ltd.	2,600	24,726
#*AirTran Holdings, Inc.	2,700	13,014
Alamo Group, Inc.	100	1,795
*Alaska Air Group, Inc.	700	21,938
Albany International Corp.	1,200	23,868
#Alexander & Baldwin, Inc.	1,900	60,705
*Altra Holdings, Inc.	800	8,816
*Amerco, Inc.	900	34,011
#*American Commercial Lines, Inc.	600	9,204
American Ecology Corp.	400	6,340
American Railcar Industries, Inc.	200	1,982
*American Reprographics Co.	2,100	14,763
American Science & Engineering, Inc.	200	15,528
#*American Superconductor Corp.	900	34,218
#American Woodmark Corp.	600	12,096
#Ameron International Corp.	200	13,806
Ametek, Inc.	400	14,576
Ampco-Pittsburgh Corp.	300	7,659
*AMR Corp.	3,800	26,296
*APAC Customer Services, Inc.	1,300	6,734
#Apogee Enterprises, Inc.	1,000	13,760
Applied Industrial Technologies, Inc.	1,900	41,420
*Argan, Inc.	300	4,260
Arkansas Best Corp.	1,100	24,794
*Astec Industries, Inc.	800	19,912
*ATC Technology Corp.	1,000	21,870
*Atlas Air Worldwide Holdings, Inc.	900	33,003
Avery Dennison Corp.	900	29,259
*Avis Budget Group, Inc.	1,300	14,066
#*AZZ, Inc.	400	12,032
B.F. Goodrich Co.	1,000	61,910
#Badger Meter, Inc.	300	11,337
#*Baker (Michael) Corp.	200	7,802
#Baldor Electric Co.	2,100	51,828

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Barnes Group, Inc.	1,600	$25,664
Barrett Business Services, Inc.	400	5,124
*BE Aerospace, Inc.	900	20,187
*Beacon Roofing Supply, Inc.	1,400	23,520
Belden, Inc.	2,100	47,943
#*Blount International, Inc.	1,100	12,254
*BlueLinx Holdings, Inc.	1,500	4,260
#Bowne & Co., Inc.	800	5,256
Brady Co. Class A	1,400	39,564
#Briggs & Stratton Corp.	1,400	23,142
Brink’s Co. (The)	1,400	32,732
*BTU International, Inc.	400	2,140
Bucyrus International, Inc.	2,000	104,760
*Builders FirstSource, Inc.	1,800	6,030
C.H. Robinson Worldwide, Inc.	400	22,652
*CAI International, Inc.	600	4,764
Carlisle Cos., Inc.	2,200	73,744
Cascade Corp.	200	5,790
*Casella Waste Systems, Inc.	1,100	4,785
#*CBIZ, Inc.	1,200	8,700
#CDI Corp.	1,000	12,890
*CECO Environmental Corp.	500	1,835
*Celadon Group, Inc.	900	8,838
#*Cenveo, Inc.	1,400	10,108
*Chart Industries, Inc.	1,000	16,130
Chase Corp.	400	4,860
Cintas Corp.	900	22,599
CIRCOR International, Inc.	600	16,950
#CLAROC, Inc.	400	12,952
*Clean Harbors, Inc.	300	17,178
*Columbus McKinnon Corp.	800	10,864
Comfort Systems USA, Inc.	1,000	11,730
*Commercial Vehicle Group, Inc.	500	2,395
*COMSYS IT Partners, Inc.	700	8,848
#*Consolidated Graphics, Inc.	300	10,125
#*Continental Airlines, Inc.	900	16,551
Con-way, Inc.	1,072	30,681
Cooper Industries P.L.C.	2,200	94,380
*Copart, Inc.	150	5,064
*Cornell Cos., Inc.	800	16,800
Corporate Executive Board Co.	900	20,826
*Corrections Corp. of America	5,600	104,776
#*CoStar Group, Inc.	300	12,114
Courier Corp.	300	4,194
#*Covanta Holding Corp.	1,400	24,500
*Covenant Transportation Group, Inc.	500	1,800
#*CRA International, Inc.	200	5,190
#Crane Co.	2,000	61,040
CSX Corp.	6,600	282,876
Cummins, Inc.	2,700	121,932
Danaher Corp.	2,000	142,700
Deere & Co.	1,200	59,940
#*Delta Air Lines, Inc.	1,200	14,676
Diamond Management & Technology Consultants, Inc.	700	5,180
*Dollar Thrifty Automotive Group, Inc.	100	2,436
Donaldson Co., Inc.	600	22,944
Dover Corp.	2,500	107,200
Dun & Bradstreet Corp. (The)	200	15,794
*DXP Enterprises, Inc.	600	7,854
*Dycom Industries, Inc.	1,400	11,438
*Dynamex, Inc.	300	4,776

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Dynamic Materials Corp.	200	$3,282
*DynCorp International, Inc. Class A	300	3,603
#*Eagle Bulk Shipping, Inc.	700	3,500
Eaton Corp.	1,800	110,232
*EMCOR Group, Inc.	2,300	55,338
Emerson Electric Co.	1,950	81,003
#Encore Wire Corp.	800	16,008
#*Ener1, Inc.	2,400	9,696
#*Energy Conversion Devices, Inc.	600	5,466
#*EnerNOC, Inc.	300	9,342
#*EnerSys, Inc.	2,300	44,827
Ennis, Inc.	1,000	15,000
#*EnPro Industries, Inc.	950	23,132
Equifax, Inc.	2,500	80,000
#*Evergreen Solar, Inc.	1,100	1,584
Expeditors International of Washington, Inc.	700	23,870
*Exponent, Inc.	400	10,764
*ExpressJet Holdings, Inc.	800	2,800
#Fastenal Co.	700	29,036
Federal Signal Corp.	2,200	14,278
FedEx Corp.	4,888	382,975
#*First Solar, Inc.	100	11,330
*Flanders Corp.	1,100	3,839
#Forward Air Corp.	1,100	25,993
*Franklin Covey Co.	800	4,192
Franklin Electric Co., Inc.	200	5,206
#Freightcar America, Inc.	400	7,800
#*FTI Consulting, Inc.	1,000	41,450
*Fuel Tech, Inc.	700	5,131
#*FuelCell Energy, Inc.	500	1,410
*Furmanite Corp.	600	1,950
G & K Services, Inc. Class A	457	11,425
Gardner Denver Machinery, Inc.	1,800	71,730
GATX Corp.	2,000	52,440
*Genco Shipping & Trading, Ltd.	1,100	21,076
#*General Cable Corp.	1,400	40,740
General Electric Co.	38,652	621,524
#*Genesee & Wyoming, Inc.	300	8,841
*GEO Group, Inc. (The)	800	14,800
*Gibraltar Industries, Inc.	1,300	18,122
#Gorman-Rupp Co. (The)	350	8,480
*GP Strategies Corp.	600	4,440
Graco, Inc.	200	5,338
*Graftech International, Ltd.	2,100	26,376
Graham Corp.	300	4,764
Granite Construction, Inc.	400	12,352
Great Lakes Dredge & Dock Corp.	2,100	12,411
Greenbrier Cos., Inc.	900	7,335
*H&E Equipment Services, Inc.	1,100	11,671
Hardinge, Inc.	200	1,042
Harsco Corp.	3,800	113,088
*Hawaiian Holdings, Inc.	1,200	7,128
#Healthcare Services Group, Inc.	700	14,350
#Heartland Express, Inc.	1,200	16,668
#HEICO Corp.	300	12,759
HEICO Corp. Class A	500	16,870
Heidrick & Struggles International, Inc.	200	5,086
Herman Miller, Inc.	900	15,201
*Hertz Global Holdings, Inc.	9,900	102,564
#*Hexcel Corp.	3,700	40,700
*Hill International, Inc.	600	3,540

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
HNI Corp.	1,600	$40,032
Honeywell International, Inc.	2,050	79,212
Horizon Lines, Inc.	1,000	4,740
#Houston Wire & Cable Co.	900	10,827
*Hub Group, Inc. Class A	300	7,233
#Hubbell, Inc. Class B	1,900	81,814
*Hudson Highland Group, Inc.	1,200	4,908
*Hurco Cos., Inc.	300	5,028
*Huron Consulting Group, Inc.	200	4,768
*ICF International, Inc.	500	11,705
*ICT Group, Inc.	600	9,516
IDEX Corp.	2,200	62,084
*IHS, Inc.	150	7,716
Illinois Tool Works, Inc.	1,250	54,487
Ingersoll-Rand P.L.C.	69	2,240
Insteel Industries, Inc.	800	7,904
*Integrated Electrical Services, Inc.	200	1,028
Interface, Inc. Class A	2,600	21,086
#*Interline Brands, Inc.	1,100	18,480
*Intersections, Inc.	500	2,165
#*Iron Mountain, Inc.	900	20,574
J.B. Hunt Transport Services, Inc.	900	27,594
*Jacobs Engineering Group, Inc.	1,800	68,022
*JetBlue Airways Corp.	9,500	46,930
John Bean Technologies Corp.	700	11,543
Joy Global, Inc.	700	32,018
*Kadant, Inc.	300	4,566
Kaman Corp. Class A	300	7,467
#*Kansas City Southern	1,200	35,640
#Kaydon Corp.	900	29,421
KBR, Inc.	200	3,746
*Kelly Services, Inc. Class A	1,100	14,432
Kennametal, Inc.	2,400	58,752
*Key Technology, Inc.	200	2,884
*Kforce, Inc.	1,400	18,718
Kimball International, Inc. Class B	600	4,728
#*Kirby Corp.	2,600	84,344
Knight Transportation, Inc.	2,900	52,490
#*Korn/Ferry International	1,900	28,120
Landstar System, Inc.	900	32,661
*Layne Christensen Co.	700	17,731
#Lennox International, Inc.	500	19,110
Lincoln Electric Holdings, Inc.	1,100	53,713
#Lindsay Corp.	400	16,096
LSI Industries, Inc.	600	3,576
*Lydall, Inc.	800	5,064
Manitowoc Co., Inc. (The)	2,100	22,890
Manpower, Inc.	1,000	51,790
*Marten Transport, Ltd.	700	12,327
Masco Corp.	2,100	28,476
#*Mastec, Inc.	2,900	35,641
*McDermott International, Inc.	600	14,172
McGrath Rentcorp.	800	16,856
*Metalico, Inc.	1,300	6,409
#*Middleby Corp.	500	22,530
*Miller Industries, Inc.	500	5,605
#Mine Safety Appliances Co.	1,500	36,135
#*Mobile Mini, Inc.	900	12,645
#*Monster Worldwide, Inc.	4,845	75,534
MSC Industrial Direct Co., Inc. Class A	600	25,914
Mueller Industries, Inc.	1,700	41,803

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Mueller Water Products, Inc.	3,300	$14,883
Multi-Color Corp.	400	4,676
NACCO Industries, Inc. Class A	200	10,764
*Navigant Consulting, Inc.	1,000	13,560
*NCI Building Systems, Inc.	400	788
*NN, Inc.	700	2,779
Nordson Corp.	450	25,443
Norfolk Southern Corp.	5,000	235,300
*North American Galvanizing & Coating, Inc.	900	4,554
#*Northwest Pipe Co.	300	7,176
*On Assignment, Inc.	800	5,584
*Orion Marine Group, Inc.	500	9,465
#Otter Tail Corp.	1,100	23,760
*Owens Corning, Inc.	4,200	108,066
*P.A.M. Transportation Services, Inc.	300	3,042
#Paccar, Inc.	2,000	72,060
#*Pacer International, Inc.	1,500	4,500
Parker Hannifin Corp.	800	44,728
*Park-Ohio Holdings Corp.	200	1,828
Pentair, Inc.	2,600	79,404
*PGT, Inc.	700	1,344
*Pinnacle Airlines Corp.	800	6,088
Pitney Bowes, Inc.	400	8,368
*PMFG, Inc.	400	6,084
Portec Rail Products, Inc.	400	4,368
*Powell Industries, Inc.	400	11,684
#*Power-One, Inc.	1,300	4,121
*PowerSecure International, Inc.	800	5,264
Precision Castparts Corp.	600	63,150
*PRGX Global, Inc.	600	3,450
*Quality Distribution, Inc.	289	1,165
Quanex Building Products Corp.	500	8,040
*Quanta Services, Inc.	3,500	63,770
*Quixote Corp.	300	1,908
R. R. Donnelley & Sons Co.	7,400	146,668
Raven Industries, Inc.	300	8,574
#*RBC Bearings, Inc.	500	11,620
#Regal-Beloit Corp.	1,300	61,620
Republic Services, Inc.	5,960	159,668
*Resources Connection, Inc.	1,100	19,646
Robbins & Myers, Inc.	1,000	22,220
#Robert Half International, Inc.	600	16,152
Rockwell Automation, Inc.	500	24,120
Rollins, Inc.	1,600	31,488
Roper Industries, Inc.	500	25,040
*RSC Holdings, Inc.	600	4,308
#*Rush Enterprises, Inc. Class A	600	6,816
Ryder System, Inc.	1,700	61,880
*Sauer-Danfoss, Inc.	700	7,959
Schawk, Inc.	200	2,576
*Shaw Group, Inc.	1,900	61,351
SIFCO Industries, Inc.	100	1,257
Simpson Manufacturing Co., Inc.	700	17,262
SkyWest, Inc.	1,600	23,408
Southwest Airlines Co.	11,400	129,162
*Spire Corp.	400	1,764
#*Spirit AeroSystems Holdings, Inc. Class A	2,800	60,060
#SPX Corp.	1,600	87,104
#Standard Register Co.	400	2,128
Standex International Corp.	300	6,843
#Steelcase, Inc. Class A	2,100	14,868

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Stericycle, Inc.	400	$21,172
#Sun Hydraulics, Inc.	500	11,190
*SunPower Corp. Class A	200	4,078
*SunPower Corp. Class B	192	3,565
*Sykes Enterprises, Inc.	2,200	52,756
*Sypris Solutions, Inc.	600	1,764
#TAL International Group, Inc.	900	12,690
*Taser International, Inc.	2,000	11,280
*Team, Inc.	500	8,920
*Tecumseh Products Co. Class A	200	2,216
Tennant Co.	200	4,786
*Terex Corp.	400	7,820
*Tetra Tech, Inc.	500	11,320
#Textainer Group Holdings, Ltd.	1,500	25,560
*Thomas & Betts Corp.	1,800	60,768
Timken Co.	4,197	94,055
#Titan International, Inc.	1,075	8,342
Toro Co.	700	27,265
Towers Watson & Co.	500	21,815
*Trailer Bridge, Inc.	400	2,116
*TRC Cos., Inc.	600	1,614
#*Trex Co., Inc.	400	6,168
#Trinity Industries, Inc.	2,200	34,408
*TrueBlue, Inc.	1,400	20,314
#*Tutor Perini Corp.	1,500	28,590
Twin Disc, Inc.	400	3,852
*UAL Corp.	1,900	23,237
*Ultralife Corp.	400	1,536
Union Pacific Corp.	6,294	380,787
United Parcel Service, Inc.	1,700	98,209
#*United Rentals, Inc.	2,000	16,020
*United Stationers, Inc.	600	32,736
United Technologies Corp.	2,577	173,896
Universal Forest Products, Inc.	900	30,546
Universal Truckload Services, Inc.	200	3,368
*URS Corp.	2,400	107,712
*USA Truck, Inc.	100	1,235
#*USG Corp.	4,100	49,241
Viad Corp.	500	9,865
#*Vicor Corp.	1,000	8,660
*Volt Information Sciences, Inc.	300	2,787
#W.W. Grainger, Inc.	300	29,784
Wabtec Corp.	400	15,332
*Waste Connections, Inc.	1,000	32,170
Waste Management, Inc.	2,940	94,227
Watsco, Inc. Class A	400	19,184
#Watts Water Technologies, Inc.	600	17,358
#Werner Enterprises, Inc.	1,300	25,714
#*WESCO International, Inc.	1,400	38,808
#Woodward Governor Co.	1,800	45,774

Total Industrials		10,348,253

Information Technology — (13.0%)
*3Com Corp.	11,400	84,930
#Accenture, Ltd.	1,500	61,485
#*ACI Worldwide, Inc.	900	14,409
*Acme Packet, Inc.	900	9,315
*Acorn Energy, Inc.	500	3,135
*Actel Corp.	1,200	13,224
*ActivIdentity Corp.	800	1,824
*Activision Blizzard, Inc.	17,500	177,800

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Actuate Corp.	800	$3,992
*Acxiom Corp.	2,800	43,064
*Adaptec, Inc.	3,400	10,336
#*ADC Telecommunications, Inc.	1,400	7,434
#*Adobe Systems, Inc.	1,450	46,835
#Adtran, Inc.	1,300	27,560
*Advanced Analogic Technologies, Inc.	2,100	7,014
#*Advanced Energy Industries, Inc.	1,900	24,928
*Advanced Micro Devices, Inc.	6,500	48,490
#*Advent Software, Inc.	400	15,100
*Affiliated Computer Services, Inc. Class A	1,200	73,824
*Agilent Technologies, Inc.	4,600	128,938
Agilysys, Inc.	300	2,520
#*Airvana, Inc.	1,200	9,084
#*Akamai Technologies, Inc.	3,100	76,570
#*Alliance Data Systems Corp.	200	11,892
#Altera Corp.	400	8,528
*Amdocs, Ltd.	1,400	40,026
American Software, Inc. Class A	1,150	6,302
#*Amkor Technology, Inc.	3,400	19,346
Amphenol Corp.	600	23,904
*Amtech Systems, Inc.	400	4,164
#*Anadigics, Inc.	2,100	7,602
Analog Devices, Inc.	900	24,264
#*Anixter International, Inc.	1,200	50,016
#*Ansys, Inc.	300	12,558
#*AOL, Inc.	1,818	43,577
*Apple, Inc.	2,447	470,118
Applied Materials, Inc.	7,400	90,132
*Applied Micro Circuits Corp.	3,500	25,655
*ArcSight, Inc.	400	9,500
#*Ariba, Inc.	3,100	39,029
#*Arris Group, Inc.	4,800	48,192
*Arrow Electronics, Inc.	3,600	94,572
*Art Technology Group, Inc.	2,000	8,960
*Aspen Technology, Inc.	600	5,520
#*Atheros Communications, Inc.	800	25,656
#*Atmel Corp.	16,700	77,488
#*ATMI, Inc.	1,200	20,136
*Autodesk, Inc.	800	19,032
Automatic Data Processing, Inc.	1,000	40,790
*Aviat Networks, Inc.	900	6,471
*Avid Technology, Inc.	1,300	16,419
*Avnet, Inc.	1,500	39,660
AVX Corp.	7,900	93,852
Bel Fuse, Inc. Class B	400	7,588
#*Bell Microproducts, Inc.	800	3,616
*Benchmark Electronics, Inc.	3,000	54,660
*BigBand Networks, Inc.	2,100	6,594
Black Box Corp.	300	8,247
#*Blackboard, Inc.	300	11,823
#*Blue Coat Systems, Inc.	1,200	29,580
*BMC Software, Inc.	1,150	44,436
*Bottomline Technologies, Inc.	1,100	19,030
*Brightpoint, Inc.	2,900	16,936
#*Broadcom Corp.	1,300	34,736
Broadridge Financial Solutions, Inc.	500	10,860
*Brocade Communications Systems, Inc.	9,300	63,891
*Brooks Automation, Inc.	300	2,502
CA, Inc.	2,600	57,304
#*Cabot Microelectronics Corp.	800	28,120

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cadence Design Systems, Inc.	2,400	$13,944
*CalAmp Corp.	800	2,320
*Callidus Software, Inc.	1,300	4,160
Cass Information Systems, Inc.	400	12,040
*Cavium Networks, Inc.	700	15,127
*CEVA, Inc.	600	7,134
*Checkpoint Systems, Inc.	1,400	22,456
*Chordiant Software, Inc.	1,000	3,700
*Ciber, Inc.	700	2,261
#*Ciena Corp.	3,200	40,800
*Cirrus Logic, Inc.	3,500	23,870
*Cisco Sytems, Inc.	18,500	415,695
*Citrix Systems, Inc.	300	12,465
*Clearfield, Inc.	600	1,200
Cognex Corp.	1,400	22,918
*Cognizant Technology Solutions Corp.	700	30,562
#*Coherent, Inc.	600	17,808
Cohu, Inc.	1,000	12,950
#*CommScope, Inc.	2,600	70,746
Communications Systems, Inc.	400	4,764
#*Compellent Technologies, Inc.	800	15,904
#*Computer Sciences Corp.	2,300	117,990
*Compuware Corp.	2,600	19,734
*Comverge, Inc.	500	4,910
#*Concur Technologies, Inc.	900	35,685
*Conexant Systems, Inc.	1,900	7,258
#*Constant Contact, Inc.	500	8,820
*Convergys Corp.	5,500	58,850
Corning, Inc.	10,600	191,648
*Cray, Inc.	1,900	8,968
*Cree, Inc.	2,000	111,820
*CSG Systems International, Inc.	400	7,764
*CyberSource Corp.	2,700	48,816
*Cymer, Inc.	1,000	31,370
#*Cypress Semiconductor Corp.	1,500	15,075
Daktronics, Inc.	200	1,562
*Datalink Corp.	600	2,748
*DDi Corp.	1,000	4,310
#*DealerTrack Holdings, Inc.	1,400	25,158
*Dell, Inc.	3,900	50,310
*Deltek, Inc.	800	5,936
*DG FastChannel, Inc.	700	19,075
Diebold, Inc.	1,500	39,855
*Digi International, Inc.	700	6,720
*Digital River, Inc.	600	15,078
#*Diodes, Inc.	1,100	18,348
*DivX, Inc.	1,000	5,620
*Dolby Laboratories, Inc.	150	7,549
*Double-Take Software, Inc.	1,000	10,210
*DSP Group, Inc.	700	4,823
*DST Systems, Inc.	500	22,665
#*DTS, Inc.	400	11,320
#EarthLink, Inc.	3,800	30,818
*eBay, Inc.	8,600	197,972
#*Ebix, Inc.	300	4,344
*Echelon Corp.	1,300	11,037
*EchoStar Corp.	1,396	26,803
Electro Rent Corp.	1,200	14,028
*Electronic Arts, Inc.	5,750	93,610
*Electronics for Imaging, Inc.	1,800	20,862
*EMC Corp.	12,100	201,707

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Emulex Corp.	2,300	$25,852
#*Entegris, Inc.	1,700	6,188
*Epicor Software Corp.	2,800	21,476
#*EPIQ Systems, Inc.	1,100	13,145
*ePlus, Inc.	300	4,716
#*Equinix, Inc.	200	19,246
*Euronet Worldwide, Inc.	1,500	30,630
*Exar Corp.	2,000	14,060
*ExlService Holdings, Inc.	900	16,335
*F5 Networks, Inc.	400	19,772
FactSet Research Systems, Inc.	200	12,600
#Fair Isaac Corp.	1,700	37,281
*Fairchild Semiconductor Corp. Class A	5,700	51,186
*FalconStor Software, Inc.	1,200	4,152
#*Faro Technologies, Inc.	600	10,842
#*FEI Co.	1,200	24,960
Fidelity National Information Services, Inc.	2,500	58,900
#*Finisar Corp.	1,700	17,510
*Fiserv, Inc.	1,200	54,048
*FLIR Systems, Inc.	400	11,832
#*FormFactor, Inc.	1,700	26,299
*Forrester Research, Inc.	400	10,836
*Gartner Group, Inc.	500	10,700
*Gerber Scientific, Inc.	1,100	5,390
Global Payments, Inc.	300	13,350
*Globecomm Systems, Inc.	900	6,543
*Google, Inc.	600	317,652
#*GSI Commerce, Inc.	1,300	29,588
*GSI Technology, Inc.	600	2,676
*Guidance Software, Inc.	500	2,650
*Hackett Group, Inc.	1,900	4,408
*Harmonic, Inc.	500	3,035
Heartland Payment Systems, Inc.	1,700	24,259
*Hewitt Associates, Inc. Class A	400	15,792
Hewlett-Packard Co.	6,800	320,076
#*Hittite Microwave Corp.	500	18,590
*Hughes Communications, Inc.	300	7,767
*Hutchinson Technology, Inc.	800	5,384
*IAC/InterActiveCorp.	4,900	98,392
iGATE Corp.	600	6,060
*Imation Corp.	1,900	16,986
*Infinera Corp.	2,400	16,440
*infoGROUP, Inc.	2,300	17,733
#*Informatica Corp.	500	11,845
*InfoSpace, Inc.	800	7,416
*Ingram Micro, Inc.	7,500	126,750
*Innodata Isogen, Inc.	300	1,548
*Insight Enterprises, Inc.	2,100	24,171
*Integral Systems, Inc.	400	2,968
*Integrated Device Technology, Inc.	5,900	33,453
*Integrated Silicon Solution, Inc.	1,278	7,374
Intel Corp.	14,600	283,240
*Interactive Intelligence, Inc.	300	5,190
#*InterDigital, Inc.	700	17,353
#*Intermec, Inc.	1,600	21,232
*Internap Network Services Corp.	1,700	7,565
International Business Machines Corp.	3,500	428,365
*International Rectifier Corp.	2,500	45,100
#*Internet Brands, Inc.	726	5,685
*Internet Capital Group, Inc.	900	5,607
Intersil Corp.	5,900	79,473

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Intevac, Inc.	1,100	$15,653
#*Intuit, Inc.	600	17,766
iPass, Inc.	2,400	2,664
*Isilon Systems, Inc.	300	1,857
#*Itron, Inc.	1,200	73,848
#*Ixia	2,900	21,518
*IXYS Corp.	1,100	7,656
*j2 Global Communications, Inc.	700	14,378
Jabil Circuit, Inc.	7,000	101,360
Jack Henry & Associates, Inc.	1,000	21,960
#*JDA Software Group, Inc.	1,128	29,568
*JDS Uniphase Corp.	7,900	62,094
*Juniper Networks, Inc.	2,100	52,143
Keithley Instruments, Inc.	600	3,258
*Kenexa Corp.	300	2,976
#KLA-Tencor Corp.	1,000	28,200
*Knot, Inc. (The)	1,100	10,065
*Kopin Corp.	2,400	9,864
*Kulicke & Soffa Industries, Inc.	2,800	12,908
#*L-1 Identity Solutions, Inc.	4,150	31,084
#*Lam Research Corp.	1,100	36,311
*Lattice Semiconductor Corp.	1,100	2,849
#*Lawson Software, Inc.	5,300	32,118
*LeCroy Corp.	600	2,310
Lender Processing Services, Inc.	450	17,442
#*Lexmark International, Inc.	900	23,211
*Limelight Networks, Inc.	2,700	9,450
Linear Technology Corp.	1,500	39,150
*Lionbridge Technologies, Inc.	178	413
*Liquidity Services, Inc.	700	7,399
*Littlefuse, Inc.	300	9,018
*LoJack Corp.	300	1,284
*LoopNet, Inc.	1,100	10,318
#*Loral Space & Communications, Inc.	500	14,235
*LSI Corp.	7,600	37,924
#*Magma Design Automation, Inc.	1,800	4,338
*Manhattan Associates, Inc.	400	8,388
Marchex, Inc. Class B	500	2,745
#MasterCard, Inc. Class A	100	24,990
*Mattson Technology, Inc.	2,200	7,260
#Maxim Integrated Products, Inc.	1,000	17,480
Maximus, Inc.	500	23,930
#*Maxwell Technologies, Inc.	400	5,840
*McAfee, Inc.	600	22,620
*Measurement Specialties, Inc.	700	8,344
*MEMC Electronic Materials, Inc.	4,000	50,320
*Mentor Graphics Corp.	4,200	33,684
#Methode Electronics, Inc.	1,000	10,990
Micrel, Inc.	500	3,735
#Microchip Technology, Inc.	400	10,324
#*Micron Technology, Inc.	18,600	162,192
*MICROS Systems, Inc.	400	11,432
#*Microsemi Corp.	3,200	47,808
Microsoft Corp.	6,000	169,080
*MicroStrategy, Inc.	100	9,372
*Microtune, Inc.	700	1,554
*MKS Instruments, Inc.	1,905	31,623
*ModusLink Global Solutions, Inc.	2,300	23,345
Molex, Inc. Class A	748	13,187
*MoneyGram International, Inc.	600	1,800
#*Monolithic Power Systems, Inc.	600	12,372

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Monotype Imaging Holdings, Inc.	400	$3,612
*MoSys, Inc.	1,400	6,286
*Motorola, Inc.	15,500	95,325
MTS Systems Corp.	200	5,146
*Multi-Fineline Electronix, Inc.	900	21,483
#*Nanometrics, Inc.	800	6,960
#National Instruments Corp.	1,000	29,390
#National Semiconductor Corp.	1,050	13,923
#*NCR Corp.	900	10,773
*NetApp, Inc.	300	8,739
*NETGEAR, Inc.	1,000	20,640
*NetLogic Microsystems, Inc.	400	16,384
#*NetScout Systems, Inc.	1,400	19,656
*Network Equipment Technologies, Inc.	400	1,796
*NeuStar, Inc.	300	6,738
NIC, Inc.	950	8,056
#*Novatel Wireless, Inc.	1,000	7,480
*Novell, Inc.	9,600	42,912
#*Novellus Systems, Inc.	4,700	98,230
*Nu Horizons Electronics Corp.	400	1,640
#*Nuance Communications, Inc.	5,000	75,100
*Nvidia Corp.	400	6,156
*Occam Networks, Inc.	500	2,620
*OmniVision Technologies, Inc.	1,800	23,220
*ON Semiconductor Corp.	2,780	20,044
*Online Resources Corp.	400	1,932
*Openwave Systems, Inc.	3,900	8,697
#*Oplink Communications, Inc.	700	10,395
OPNET Technologies, Inc.	700	8,225
*Opnext, Inc.	1,600	3,024
Oracle Corp.	8,800	202,928
*OSI Systems, Inc.	500	13,235
#*Palm, Inc.	2,700	28,053
*Parametric Technology Corp.	4,200	69,552
#*ParkerVision, Inc.	500	800
#Paychex, Inc.	1,000	28,990
*PC Connection, Inc.	400	2,560
*PC Mall, Inc.	400	2,044
*PC-Tel, Inc.	700	4,067
*PDF Solutions, Inc.	500	1,980
Pegasystems, Inc.	400	13,300
#*Perficient, Inc.	1,200	11,652
*Pericom Semiconductor Corp.	900	7,920
*Pervasive Software, Inc.	800	4,096
*Phoenix Technologies, Ltd.	800	2,520
*Photronics, Inc.	1,400	5,390
*Planar Systems, Inc.	900	2,025
#Plantronics, Inc.	1,300	34,346
*PLATO Learning, Inc.	500	2,060
*Plexus Corp.	400	13,604
*PLX Technology, Inc.	1,700	7,548
*PMC-Sierra, Inc.	4,900	38,955
*Polycom, Inc.	3,500	78,505
Power Integrations, Inc.	700	21,847
*Presstek, Inc.	800	2,264
*Progress Software Corp.	400	11,252
*PROS Holdings, Inc.	600	4,770
QAD, Inc.	1,106	6,061
#*QLogic Corp.	2,700	46,413
QUALCOMM, Inc.	3,400	133,246
*Quantum Corp.	3,500	8,960

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Quest Software, Inc.	3,200	$55,104
*Radiant Systems, Inc.	1,100	12,705
*RadiSys Corp.	700	5,257
#*Rambus, Inc.	600	13,164
*Ramtron International Corp.	1,300	2,405
*RealNetworks, Inc.	6,429	27,130
#*Red Hat, Inc.	1,000	27,220
Renaissance Learning, Inc.	700	9,317
*RF Micro Devices, Inc.	10,600	40,810
Richardson Electronics, Ltd.	600	4,602
*RightNow Technologies, Inc.	500	7,995
*Rimage Corp.	300	4,473
*Riverbed Technology, Inc.	1,300	29,146
#*Rofin-Sinar Technologies, Inc.	1,000	21,890
*Rogers Corp.	200	4,788
#*Rovi Corp.	2,200	63,514
#*Rubicon Technology, Inc.	300	4,734
*Rudolph Technologies, Inc.	1,100	6,897
*S1 Corp.	1,900	11,362
*Saba Software, Inc.	1,400	6,776
*Salesforce.com, Inc.	900	57,195
#*Sandisk Corp.	4,700	119,474
*Sapient Corp.	3,700	28,675
#*SAVVIS, Inc.	1,200	18,888
#*ScanSource, Inc.	900	25,434
*SeaChange International, Inc.	800	5,176
*Seagate Technology LLC	200	3,346
#*Semtech Corp.	2,300	34,454
*ShoreTel, Inc.	2,000	10,620
#*Sigma Designs, Inc.	900	9,999
#*Silicon Graphics International Corp.	1,400	11,214
*Silicon Image, Inc.	2,400	5,784
*Silicon Laboratories, Inc.	800	33,792
*Silicon Storage Technology, Inc.	4,000	10,680
#*Skyworks Solutions, Inc.	5,200	65,988
#*Smart Modular Technologies (WWH), Inc.	2,700	16,416
*Smith Micro Software, Inc.	1,700	13,175
Soapstone Networks, Inc.	300	230
*Sonic Solutions, Inc.	900	7,704
*SonicWALL, Inc.	1,700	12,954
*Sonus Networks, Inc.	1,400	2,954
*Sourcefire, Inc.	800	16,680
*Spectrum Control, Inc.	500	5,160
*SRS Labs, Inc.	700	4,865
*Standard Microsystems Corp.	700	13,965
*StarTek, Inc.	700	5,180
#*STEC, Inc.	1,200	16,824
*Stratasys, Inc.	400	9,200
*SuccessFactors, Inc.	1,100	17,930
*Supertex, Inc.	400	9,580
*Support.com, Inc.	900	2,232
*Switch & Data Facilities Co., Inc.	500	9,140
#*Sybase, Inc.	1,000	40,670
Sycamore Networks, Inc.	1,324	25,672
*Symantec Corp.	3,000	50,850
*Symmetricom, Inc.	1,500	7,650
*Symyx Technologies, Inc.	1,500	7,410
#*Synaptics, Inc.	200	5,062
*SYNNEX Corp.	1,100	29,117
#*Synopsys, Inc.	3,900	82,953
Syntel, Inc.	400	13,448

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Take-Two Interactive Software, Inc.	2,800	$25,984
*Taleo Corp. Class A	800	16,248
*Tech Data Corp.	2,300	93,725
Technitrol, Inc.	1,100	4,928
*TechTeam Global, Inc.	500	3,680
*Techwell, Inc.	300	3,243
*Tekelec	2,200	32,956
*TeleCommunication Systems, Inc.	2,300	20,148
*TeleTech Holdings, Inc.	2,400	45,696
*Tellabs, Inc.	3,300	21,219
*Teradata Corp.	1,350	37,760
#*Teradyne, Inc.	4,700	43,898
#*Terremark Worldwide, Inc.	1,000	8,180
Tessco Technologies, Inc.	200	3,730
*Tessera Technologies, Inc.	1,300	22,321
Texas Instruments, Inc.	3,300	74,250
TheStreet.com, Inc.	800	2,536
#*THQ, Inc.	3,100	15,624
*TIBCO Software, Inc.	6,400	57,344
*TNS, Inc.	400	9,160
#Total System Services, Inc.	519	7,427
*Trident Microsystems, Inc.	1,500	2,730
#*Trimble Navigation, Ltd.	2,600	59,514
#*Triquint Semiconductor, Inc.	4,400	26,400
#*TTM Technologies, Inc.	1,400	14,490
Tyco Electronics, Ltd.	6,600	164,208
#*Tyler Technologies, Inc.	600	11,238
#*Ultimate Software Group, Inc.	200	5,980
*Ultra Clean Holdings, Inc.	900	5,814
*Ultratech, Inc.	800	10,912
*Unica Corp.	500	3,960
*Unisys Corp.	80	2,311
United Online, Inc.	4,000	25,280
#*Universal Display Corp.	300	3,381
#*ValueClick, Inc.	2,100	19,425
*Varian Semiconductor Equipment Associates, Inc.	1,300	38,129
#*Veeco Instruments, Inc.	800	25,456
#*VeriFone Holdings, Inc.	1,500	26,685
*VeriSign, Inc.	800	18,328
*Virage Logic Corp.	200	1,114
#*Virnetx Holding Corp.	1,400	4,228
*Virtusa Corp.	1,100	9,801
#Visa, Inc.	1,100	90,233
*Vishay Intertechnology, Inc.	2,900	21,866
*VistaPrint NV	400	22,404
*VMware, Inc. Class A	200	9,082
*Vocus, Inc.	200	3,224
*Volterra Semiconductor Corp.	600	11,694
*Web.com Group, Inc.	1,400	7,812
*WebMediaBrands, Inc.	605	690
*Websense, Inc.	800	14,824
*Western Digital Corp.	4,000	151,960
#Western Union Co.	2,000	37,080
*Wright Express Corp.	1,500	44,040
#Xerox Corp.	13,400	116,848
#Xilinx, Inc.	500	11,790
*X-Rite, Inc.	400	996
*Yahoo!, Inc.	9,300	139,593
*Zebra Technologies Corp. Class A	1,700	44,370
*Zoran Corp.	1,700	18,649

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Zygo Corp.	800	$8,472

Total Information Technology		13,389,394

Materials — (4.3%)
A. Schulman, Inc.	800	18,016
#A.M. Castle & Co.	700	6,790
*AEP Industries, Inc.	200	6,982
Air Products & Chemicals, Inc.	800	60,768
Airgas, Inc.	600	25,356
AK Steel Holding Corp.	1,400	28,476
Albemarle Corp.	1,100	39,292
Alcoa, Inc.	12,200	155,306
#Allegheny Technologies, Inc.	1,500	61,275
#AMCOL International Corp.	1,100	27,643
*American Pacific Corp.	300	2,160
American Vanguard Corp.	900	6,831
#AptarGroup, Inc.	1,000	35,480
*Arabian American Development Co.	1,000	2,350
Arch Chemicals, Inc.	1,000	27,960
Ashland, Inc.	1,955	79,002
Balchem Corp.	750	14,542
#Ball Corp.	500	25,395
Bemis Co., Inc.	1,200	33,672
*Brush Engineered Materials, Inc.	700	12,579
*Buckeye Technologies, Inc.	1,400	16,016
*BWAY Holding Co.	1,000	17,060
Cabot Corp.	1,400	36,092
#*Calgon Carbon Corp.	1,500	20,085
#Carpenter Technology Corp.	1,500	40,200
Celanese Corp. Class A	700	20,370
*Century Aluminum Co.	800	9,056
CF Industries Holdings, Inc.	200	18,572
Cliffs Natural Resources, Inc.	2,900	115,855
#*Coeur d’Alene Mines Corp.	2,400	33,648
Commercial Metals Co.	4,751	65,279
*Crown Holdings, Inc.	1,000	23,810
Cytec Industries, Inc.	2,200	82,082
Deltic Timber Corp.	200	8,982
Dow Chemical Co.	7,959	215,609
E.I. du Pont de Nemours & Co.	3,000	97,830
Eagle Materials, Inc.	1,500	34,215
Ecolab, Inc.	400	17,560
Ferro Corp.	1,500	11,640
FMC Corp.	300	15,282
*Freeport-McMoRan Copper & Gold, Inc. Class B	900	60,021
*General Moly, Inc.	3,200	7,520
*Georgia Gulf Corp.	16	246
Greif, Inc. Class A	900	43,524
H.B. Fuller Co.	1,800	36,036
Haynes International, Inc.	400	11,716
*Headwaters, Inc.	1,000	5,490
#*Hecla Mining Co.	8,100	36,936
*Horsehead Holding Corp.	1,200	11,760
Huntsman Corp.	6,700	81,673
ICO, Inc.	1,200	9,264
Innophos Holdings, Inc.	700	13,692
*Innospec, Inc.	1,100	10,725
International Flavors & Fragrances, Inc.	400	15,908
International Paper Co.	8,600	197,026
Kaiser Aluminum Corp.	900	31,635
*KapStone Paper & Packaging Corp.	2,300	21,252

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
KMG Chemicals, Inc.	500	$6,875
Koppers Holdings, Inc.	300	8,376
*Landec Corp.	600	3,810
*Louisiana-Pacific Corp.	3,700	26,307
*LSB Industries, Inc.	1,100	14,465
Lubrizol Corp.	1,300	95,797
#Martin Marietta Materials, Inc.	100	7,918
#MeadWestavco Corp.	3,500	84,245
#*Mercer International, Inc.	800	2,496
Minerals Technologies, Inc.	200	9,560
Mosaic Co. (The)	1,200	64,212
Myers Industries, Inc.	1,600	14,624
#Nalco Holding Co.	2,800	66,024
Neenah Paper, Inc.	300	4,176
NewMarket Corp.	500	45,110
Newmont Mining Corp.	3,100	132,866
NL Industries, Inc.	700	4,746
Nucor Corp.	1,800	73,440
Olin Corp.	800	13,200
Olympic Steel, Inc.	200	5,548
*OM Group, Inc.	1,100	35,882
*Omnova Solutions, Inc.	402	2,275
*Owens-Illinois, Inc.	800	21,776
P.H. Glatfelter Co.	1,500	20,700
Packaging Corp. of America	3,800	83,790
*Pactiv Corp.	700	15,785
Penford Corp.	200	2,052
*PolyOne Corp.	1,100	8,195
PPG Industries, Inc.	900	52,812
Praxair, Inc.	600	45,192
Quaker Chemical Corp.	300	5,247
Reliance Steel & Aluminum Co.	1,524	62,088
Rock-Tenn Co. Class A	900	38,421
*Rockwood Holdings, Inc.	2,400	52,584
#Royal Gold, Inc.	300	12,786
RPM International, Inc.	2,900	54,230
Schnitzer Steel Industries, Inc. Class A	200	8,100
Scotts Miracle-Gro Co. Class A (The)	700	27,790
Sealed Air Corp.	3,300	65,472
Sensient Technologies Corp.	1,700	44,115
#Sigma-Aldrich Corp.	600	28,710
Silgan Holdings, Inc.	500	25,925
Sonoco Products Co.	2,100	58,296
Southern Copper Corp.	1,704	45,378
Spartech Corp.	700	7,063
Steel Dynamics, Inc.	2,400	36,432
Stepan Co.	300	17,544
#*Stillwater Mining Co.	3,400	34,170
Temple-Inland, Inc.	5,700	99,009
Terra Industries, Inc.	500	15,800
Texas Industries, Inc.	1,000	33,940
*United States Lime & Minerals, Inc.	200	7,890
#United States Steel Corp.	600	26,658
*Universal Stainless & Alloy Products, Inc.	200	3,646
Valspar Corp.	1,101	29,154
Vulcan Materials Co.	300	13,257
#Walter Energy, Inc.	550	35,706
Wausau Paper Corp.	2,200	19,404
#Westlake Chemical Corp.	2,800	57,484
#Weyerhaeuser Co.	4,200	167,580
#Worthington Industries, Inc.	2,800	40,516

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*WR Grace & Co.	1,700	$40,596
#Zep, Inc.	1,000	22,120
*Zoltek Cos., Inc.	1,200	10,020

Total Materials		4,382,927

Telecommunication Services — (2.6%)
#Alaska Communications Systems Group, Inc.	500	4,075
*American Tower Corp.	1,200	50,940
AT&T, Inc.	24,555	622,715
Atlantic Tele-Network, Inc.	300	14,529
#*Cbeyond, Inc.	700	8,722
CenturyTel, Inc.	2,600	88,426
*Cincinnati Bell, Inc.	4,200	12,222
*Cogent Communications Group, Inc.	2,000	21,840
#Consolidated Communications Holdings, Inc.	900	15,417
*Crown Castle International Corp.	1,300	48,022
#Frontier Communications Corp.	2,600	19,786
*General Communications, Inc. Class A	700	4,151
*Global Crossing, Ltd.	1,200	16,764
HickoryTech Corp.	300	2,550
*IDT Corp. Class B	800	3,560
Iowa Telecommunications Services, Inc.	300	4,908
#*Leap Wireless International, Inc.	1,200	15,828
*MetroPCS Communications, Inc.	6,300	35,469
#*Neutral Tandem, Inc.	400	6,184
*NII Holdings, Inc.	2,800	91,672
*PAETEC Holding Corp.	4,600	14,582
#*Premiere Global Services, Inc.	1,500	12,120
Qwest Communications International, Inc.	11,900	50,099
*SBA Communications Corp.	600	19,854
#*Sprint Nextel Corp.	43,700	143,336
*SureWest Communications	480	4,296
*Syniverse Holdings, Inc.	1,100	18,491
#Telephone & Data Systems, Inc.	700	22,085
Telephone & Data Systems, Inc. Special Shares	1,100	31,262
*tw telecom, inc.	1,450	22,344
*United States Cellular Corp.	900	32,913
*USA Mobility, Inc.	1,200	12,468
Verizon Communications, Inc.	39,100	1,150,322
#Windstream Corp.	1,400	14,434

Total Telecommunication Services		2,636,386

Utilities — (2.3%)
*AES Corp.	3,496	44,154
AGL Resources, Inc.	1,000	35,290
Allegheny Energy, Inc.	300	6,285
#ALLETE, Inc.	500	15,650
#Alliant Energy Corp.	400	12,480
#Ameren Corp.	500	12,775
American Electric Power Co., Inc.	900	31,185
#American States Water Co.	200	6,644
Artesian Resources Corp.	200	3,530
Atmos Energy Corp.	1,200	33,144
#Avista Corp.	700	14,266
#Black Hills Corp.	200	5,196
#*Cadiz, Inc.	300	3,579
#California Water Service Group	200	7,264
*Calpine Corp.	5,900	64,605
CenterPoint Energy, Inc.	500	6,975
Central Vermont Public Service Corp.	100	1,964
CH Energy Group, Inc.	200	7,910

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Chesapeake Utilities Corp.	100	$2,964
#Cleco Corp.	1,000	25,920
#CMS Energy Corp.	1,900	28,823
Connecticut Water Services, Inc.	200	4,448
Consolidated Edison, Inc.	900	39,366
Constellation Energy Group, Inc.	1,400	45,192
Dominion Resources, Inc.	1,800	67,428
DPL, Inc.	900	24,156
DTE Energy Co.	900	37,836
Duke Energy Corp.	4,000	66,120
#*Dynegy, Inc.	800	1,296
Edison International, Inc.	700	23,324
*El Paso Electric Co.	500	9,625
#Empire District Electric Co.	800	14,728
Energen Corp.	200	8,790
Entergy Corp.	600	45,786
EQT Corp.	400	17,608
Exelon Corp.	1,400	63,868
FirstEnergy Corp.	600	26,172
FPL Group, Inc.	1,300	63,388
Great Plains Energy, Inc.	2,200	39,292
#Hawaiian Electric Industries, Inc.	1,100	21,758
IDACORP, Inc.	600	18,810
Integrys Energy Group, Inc.	300	12,555
#ITC Holdings Corp.	500	26,860
Laclede Group, Inc.	300	9,678
MDU Resources Group, Inc.	500	11,010
#MGE Energy, Inc.	700	23,401
Middlesex Water Co.	300	5,175
*Mirant Corp.	2,500	35,175
National Fuel Gas Co.	200	9,384
#New Jersey Resources Corp.	500	18,245
#Nicor, Inc.	500	20,260
NiSource, Inc.	1,800	25,650
Northeast Utilities, Inc.	900	22,788
Northwest Natural Gas Co.	200	8,674
NorthWestern Corp.	800	19,560
*NRG Energy, Inc.	1,400	33,754
NSTAR	500	17,170
NV Energy, Inc.	2,000	23,040
OGE Energy Corp.	500	18,110
#Oneok, Inc.	500	21,095
#Ormat Technologies, Inc.	1,000	34,420
Pennichuck Corp.	100	1,997
Pepco Holdings, Inc.	1,000	16,420
PG&E Corp.	1,100	46,464
Piedmont Natural Gas Co.	500	12,835
Pinnacle West Capital Corp.	550	19,701
PNM Resources, Inc.	1,600	18,608
Portland General Electric Co.	1,000	19,500
PPL Corp.	1,100	32,439
#Progress Energy, Inc.	800	31,176
Public Service Enterprise Group, Inc.	6,901	211,102
Questar Corp.	1,800	74,664
*RRI Energy, Inc.	15,600	77,220
SCANA Corp.	400	14,244
Sempra Energy	400	20,300
#*SJW Corp.	400	8,772
South Jersey Industries, Inc.	800	30,664
#Southern Co.	1,500	48,000
Southwest Gas Corp.	1,300	35,971

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Southwest Water Co.	600	$3,636
TECO Energy, Inc.	2,700	42,039
UGI Corp.	700	17,157
UIL Holdings Corp.	900	24,453
#Unisource Energy Corp.	1,100	33,814
Vectren Corp.	1,000	23,280
Westar Energy, Inc.	1,500	31,995
WGL Holdings, Inc.	400	12,692
Wisconsin Energy Corp.	300	14,682
#Xcel Energy, Inc.	1,500	31,170
York Water Co.	300	3,984

Total Utilities		2,364,577

TOTAL COMMON STOCKS		82,634,414

RIGHTS/WARRANTS — (0.0%)
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	800	105
*West Coast Bancorp Rights 03/01/10	64	39

TOTAL RIGHTS/WARRANTS		144

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	653,276	653,276

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (18.8%)
§@DFA Short Term Investment Fund LP	19,168,558	19,168,558
@Repurchase Agreement, Deutsche Bank 0.12%, 02/01/10 (Collateralized by $78,137 FNMA 7.000%, 10/01/38, valued at $58,443) to be repurchased at $56,741	$57	56,740

TOTAL SECURITIES LENDING COLLATERAL		19,225,298

TOTAL INVESTMENTS — (100.0%) (Cost $105,858,470)##		$102,513,132

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,706,792	—	—	$13,706,792
Consumer Staples	4,619,729	—	—	4,619,729
Energy	10,400,226	—	—	10,400,226
Financials	17,215,407	—	—	17,215,407
Health Care	3,570,723	—	—	3,570,723
Industrials	10,348,253	—	—	10,348,253
Information Technology	13,389,394	—	—	13,389,394
Materials	4,382,927	—	—	4,382,927
Telecommunication Services	2,636,386	—	—	2,636,386
Utilities	2,364,577	—	—	2,364,577
Rights/Warrants	105	$39	—	144
Temporary Cash Investments	653,276	—	—	653,276
Securities Lending Collateral	—	19,225,298	—	19,225,298

TOTAL	$83,287,795	$19,225,337	—	$102,513,132

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (90.1%)
BRAZIL — (7.1%)
Acos Villares SA	166,500	$61,830
AES Tiete SA (2440693)	15,500	141,432
AES Tiete SA (2441038)	15,500	156,069
All America Latina Logistica SA	96,200	770,621
American Banknote SA	9,400	94,997
*Anhanguera Educacional Participacoes SA	8,000	110,345
B2W Cia Global Do Varejo	11,500	231,830
Banco Bradesco SA	83,270	1,135,299
*Banco do Brasil SA	37,400	557,528
*Banco Sofisa SA	10,400	28,359
*BR Malls Participacoes SA	14,100	153,342
BRF - Brasil Foods SA	40,800	977,252
BRF - Brasil Foods SA ADR	13,034	626,792
Centrais Eletricas Brasileiras SA (2308445)	20,700	381,056
Centrais Eletricas Brasileiras SA (2311120)	19,500	414,207
Cia de Gas de Sao Paulo	4,000	75,332
Cia de Saneamento de Minas Gerais-Copasa	13,800	186,684
Cia Energetica de Minas Gerais	3,875	49,337
Cia Energetica de Sao Paulo	30,600	381,323
Cia Hering SA	2,300	37,581
*Cia Vale do Rio Doce	141,000	3,636,390
Companhia de Concessoes Radoviarias	10,800	230,438
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	374,891
#Companhia Siderurgica Nacional SA Sponsored ADR	27,000	786,240
CPFL Energia SA	15,800	304,098
Cremer SA	8,200	67,862
Cyrela Brazil Realty SA	49,600	569,413
Duratex SA	72,523	622,890
Empresa Brasileira de Aeronautica SA	90,900	481,746
Empresa Brasileira de Aeronautica SA ADR	6,100	129,503
Eternit SA	11,966	53,006
Ferbasa-Ferro Ligas da Bahia SA	9,900	61,081
*Fertilizantes Fosfatados SA	5,600	55,525
#*Fibria Celulose SA Sponsored ADR	44,961	821,891
*Gafisa SA	12,100	156,433
Gerdau SA	29,400	304,138
*Global Village Telecom Holding SA	20,700	616,058
*IdeiasNet SA	41,600	108,359
Industrias Romi SA	18,000	134,642
Itau Unibanco Holding SA ADR	149,866	2,871,433
*JBS SA	109,100	540,580
Light SA	22,100	292,283
Localiza Rent a Car SA	20,200	211,537
Lojas Americanas SA	28,000	171,119
Lojas Renner SA	21,600	412,291
*M Dias Branco SA	5,900	151,647
*MMX Mineracao e Metalicos SA	14,000	95,066
Natura Cosmeticos SA	19,000	342,101
*Obrascon Huarte Lain Brasil SA	9,100	171,379
*Paranapanema SA	25,200	89,036
*PDG Realty SA Empreendimentos e Participacoes	16,000	127,406
*Petroleo Brasileiro SA ADR (71654V101)	146,315	5,279,045
Petroleo Brasileiro SA ADR (71654V408)	106,230	4,309,751
*Plascar Participacoes Industriais SA	43,400	84,037
Porto Seguro SA	24,000	241,401
Sao Martinho SA	16,000	152,785
*Tam SA	20,900	382,187
Tele Norte Leste Participacoes SA	8,800	186,224

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Telecomunicacoes de Sao Paulo SA	10,200	$199,671
*Tim Participacoes SA	15,200	56,446
Totvs SA	3,200	196,753
Tractebel Energia SA	36,200	388,502
*Universo Online SA	20,500	100,053
Usinas Siderurgicas de Minas Gerais SA	9,000	237,008
Vivo Participacoes SA	3,453	96,153
Vivo Participacoes SA ADR	17,925	501,721
Weg Industrias SA	40,900	391,642

TOTAL BRAZIL		34,365,077

CHILE — (2.1%)
Aguas Andinas SA Series A	289,897	123,907
Banco de Chile Series F ADR	7,748	428,077
*Banco de Credito e Inversiones SA Series A	9,998	372,010
#Banco Santander Chile SA ADR	6,300	389,529
CAP SA	22,265	715,743
Colbun SA	2,421,148	646,748
Compania General de Electricidad SA	43,879	277,122
*Compania SudAmericana de Vapores SA	428,431	330,254
*CorpBanca SA	39,114,197	321,959
Embotelladora Andina SA Series B	21,938	72,432
#Embotelladora Andina SA Series B ADR	5,000	99,400
Empresa Nacional de Electricidad SA Sponsored ADR	15,655	797,622
Empresa Nacional de Telecomunicaciones SA	32,414	467,167
*Empresas CMPC SA	32,712	1,429,317
Empresas Copec SA	89,745	1,440,715
*Empresas Iansa SA	842,902	61,726
Enersis SA Sponsored ADR	58,256	1,337,558
Lan Airlines SA Sponsored ADR	19,400	319,518
*Madeco SA	1,853,418	112,811
*Masisa SA	884,152	122,307
S.A.C.I. Falabella SA	41,886	237,202
Sociedad Quimica y Minera de Chile SA Sponsored ADR	8,700	316,506

TOTAL CHILE		10,419,630

CHINA — (11.0%)
#*Agile Property Holdings, Ltd.	446,000	555,371
*Air China, Ltd.	228,000	189,039
#Ajisen China Holdings, Ltd.	135,000	123,026
Alibaba.com, Ltd.	36,500	81,940
#*Aluminum Corp. of China, Ltd. ADR	39,595	982,352
*AMVIG Holdings, Ltd.	76,000	31,175
*Angang Steel Co., Ltd.	248,000	427,557
Anhui Conch Cement Co., Ltd.	40,000	219,451
Anhui Expressway Co., Ltd.	54,000	37,374
*Bank of China, Ltd.	3,845,000	1,844,180
*Bank of Communications Co., Ltd.	732,000	734,991
*Beijing Capital International Airport Co., Ltd.	470,000	263,144
#*Beijing Capital Land, Ltd.	330,000	114,153
#*Beijing North Star Co., Ltd.	320,000	100,296
Belle International Holdings, Ltd.	236,000	266,621
Bosideng International Holdings, Ltd.	484,000	96,402
#*Brilliance China Automotive Holdings, Ltd.	844,000	220,060
#*BYD Co., Ltd.	54,500	395,313
*BYD Electronic International Co., Ltd.	57,000	47,483
Chaoda Modern Agriculture (Holdings), Ltd.	559,832	547,839
#*China Aerospace International Holdings, Ltd.	268,000	43,553
*China Agri-Industries Holdings, Ltd.	275,000	375,359
*China Aoyuan Property Group, Ltd.	156,000	24,360
*China BlueChemical, Ltd.	162,000	105,307

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Citic Bank	583,000	$387,397
*China Coal Energy Co.	191,000	289,026
*China Communications Services Corp., Ltd.	334,000	169,241
*China Construction Bank Corp.	4,274,000	3,265,076
*China COSCO Holdings Co., Ltd.	87,000	102,798
China Dongxiang Group Co.	202,000	130,762
*China Eastern Airlines Corp., Ltd.	256,000	85,865
China Everbright International, Ltd.	262,000	123,608
*China Everbright, Ltd.	212,000	497,399
*China Grand Forestry Green Resources Group, Ltd.	1,520,000	52,414
*China Green (Holdings), Ltd.	93,000	110,053
#China High Speed Transmission Equipment Group Co., Ltd.	115,000	228,252
China Life Insurance Co., Ltd.	22,000	97,161
China Life Insurance Co., Ltd. ADR	36,543	2,413,300
*China Mengniu Dairy Co., Ltd.	129,000	395,597
China Merchants Bank Co., Ltd.	201,500	462,314
*China Merchants Holdings (International) Co., Ltd.	231,685	772,779
*China Mining Resources Group, Ltd.	1,034,000	30,789
China Mobile, Ltd. Sponsored ADR	65,301	3,065,882
*China Molybdenum Co., Ltd.	241,000	186,676
China National Building Material Co., Ltd.	76,000	125,389
*China National Materials Co., Ltd.	60,000	36,297
*China Oilfield Services, Ltd.	144,000	170,179
China Overseas Land & Investment, Ltd.	148,320	264,172
*China Power International Development, Ltd.	358,000	88,208
*China Properties Group, Ltd.	91,000	24,772
*China Rare Earth Holdings, Ltd.	260,000	58,297
#China Resources Gas Group, Ltd.	50,000	72,420
*China Resources Land, Ltd.	184,000	331,074
China Resources Power Holdings Co., Ltd.	238,000	457,750
China Shenhua Energy Co., Ltd.	233,500	983,361
#*China Shipping Container Lines Co., Ltd.	809,000	303,186
*China Shipping Development Co., Ltd.	106,000	165,179
*China Southern Airlines Co., Ltd. ADR	9,000	146,250
China State Construction International Holdings, Ltd.	381,600	131,685
*China Taiping Insurance Holdings Co., Ltd.	96,000	301,232
China Telecom Corp., Ltd.	316,000	129,821
China Telecom Corp., Ltd. ADR	11,545	473,691
*China Travel International Investment Hong Kong, Ltd.	574,000	142,215
*China Unicom Hong Kong, Ltd.	200,000	223,125
*China Unicom Hong Kong, Ltd. ADR	114,955	1,287,496
China Yurun Food Group, Ltd.	123,000	344,656
#*Chongqing Iron and Steel Co., Ltd.	190,000	60,063
*CITIC Pacific, Ltd.	105,000	222,335
*CITIC Resources Holdings, Ltd.	496,000	122,638
CNOOC, Ltd.	427,000	601,959
CNOOC, Ltd. ADR	11,400	1,594,062
Comba Telecom Systems Holdings, Ltd.	195,580	211,726
*COSCO International Holdings, Ltd.	222,000	103,495
*COSCO Pacific, Ltd.	300,000	436,460
*Country Garden Holdings Co.	606,000	201,648
*Dalian Port (PDA) Co., Ltd.	182,000	72,796
#Datang International Power Generation Co., Ltd.	424,000	179,282
*Denway Motors, Ltd.	1,396,000	795,460
*Digital China Holdings, Ltd.	35,000	55,179
Dongfang Electric Co., Ltd.	24,800	122,236
*Fosun International, Ltd.	496,500	349,940
*Franshion Properties China, Ltd.	594,000	194,792
*Fushan International Energy Group, Ltd.	384,000	329,544
#Geely Automobile Holdings, Ltd.	800,000	351,496
*Global Bio-Chem Technology Group Co., Ltd.	392,000	109,445

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Golden Eagle Retail Group, Ltd.	136,000	$244,952
*GOME Electrical Appliances Holdings, Ltd.	1,867,940	656,269
*Great Wall Motor Co., Ltd.	163,000	221,223
*Greentown China Holdings, Ltd.	156,500	188,025
Guangdong Investment, Ltd.	518,000	263,600
*Guangshen Railway Co., Ltd. Sponsored ADR	7,262	146,620
*Guangzhou Investment Co., Ltd.	1,088,000	262,890
*Guangzhou R&F Properties Co., Ltd.	135,600	190,006
#*GZI Transportation, Ltd.	254,752	99,037
#*Haier Electronics Group Co., Ltd.	259,000	124,496
Hengan International Group Co., Ltd.	69,000	461,281
#Hengdeli Holdings, Ltd.	432,000	142,885
*Hidili Industry International Development, Ltd.	219,000	229,379
*HKC (Holdings), Ltd.	47,363	3,456
*Honghua Group, Ltd.	137,000	20,817
*Hopson Development Holdings, Ltd.	124,000	153,533
#*Huadian Power International Corp.	310,000	80,120
Huaneng Power International, Inc. ADR	9,458	210,535
#*Hunan Non-Ferrous Metal Corp., Ltd.	322,000	126,725
*Industrial & Commercial Bank of China, Ltd.	4,186,000	3,048,684
*Inspur International, Ltd.	165,000	23,438
*Intime Department Store Group Co., Ltd.	163,000	139,223
Jiangsu Express Co., Ltd.	196,000	174,199
Jiangxi Copper Co., Ltd.	62,000	123,946
*Ju Teng International Holdings, Ltd.	168,000	144,971
*Kingboard Chemical Holdings, Ltd.	93,500	396,442
Kingdee International Software Group Co., Ltd.	320,000	78,341
#*Kingsoft Corp., Ltd.	198,000	150,915
*KWG Property Holding, Ltd.	224,500	135,676
Lenovo Group, Ltd.	696,000	476,713
#Li Ning Co., Ltd.	93,500	284,085
*Lianhua Supermarket Holdings Co., Ltd.	24,000	62,619
#*Little Sheep Group, Ltd.	61,000	28,671
*Lonking Holdings, Ltd.	218,000	133,107
#*Maanshan Iron & Steel Co., Ltd.	394,000	235,433
*Minth Group, Ltd.	136,000	171,605
*Nan Hai Corp., Ltd.	6,200,000	69,759
*Neo-China Land Group (Holdings), Ltd.	62,000	40,647
*NetDragon Websoft, Inc.	40,000	20,759
New World China Land, Ltd.	114,000	34,832
New World Department Store China, Ltd.	95,000	84,929
Nine Dragons Paper Holdings, Ltd.	375,000	524,123
#*Oriental Ginza Holdings, Ltd.	57,000	12,528
Parkson Retail Group, Ltd.	104,000	180,102
#*PICC Property & Casualty Co., Ltd.	320,000	288,578
Ping An Insurance (Group) Co. of China, Ltd.	130,500	1,013,104
*Poly Hong Kong Investment, Ltd.	257,000	254,513
#*Qingling Motors Co., Ltd.	320,000	74,116
*Qunxing Paper Holdings Co., Ltd.	81,000	31,526
*Semiconductor Manufacturing International Corp.	2,543,000	189,422
*Semiconductor Manufacturing International Corp. ADR	1,700	6,307
*Shandong Molong Petroleum Machinery Co., Ltd.	23,200	26,666
*Shanghai Forte Land Co., Ltd.	388,000	104,118
*Shanghai Prime Machinery Co., Ltd.	302,000	63,927
Shenzhen Expressway Co., Ltd.	186,000	97,374
*Shenzhen International Holdings, Ltd.	1,402,500	104,379
*Shenzhen Investment, Ltd.	414,000	147,574
#*Shenzhou International Group	93,000	116,632
*Shimao Property Holdings, Ltd.	298,500	457,810
*Shougang Concord International Enterprises Co., Ltd.	522,000	106,606
*Shui On Land, Ltd.	459,350	217,554

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Sichuan Expressway Co., Ltd.	178,000	$96,234
*Sino Union Petroleum & Chemical International, Ltd.	780,000	87,847
*Sinofert Holdings, Ltd.	276,000	159,856
*Sinolink Worldwide Holdings, Ltd.	532,000	86,736
*Sino-Ocean Land Holdings, Ltd.	841,275	680,002
#*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	188,105
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	100,317
*Sinotrans, Ltd.	400,000	107,987
*Sinotruk Hong Kong, Ltd.	72,000	83,820
#Skyworth Digital Holdings, Ltd.	404,211	389,062
*Soho China, Ltd.	328,000	160,161
#*Solargiga Energy Holdings, Ltd.	106,000	23,562
#*SRE Group, Ltd.	776,000	69,118
*TCL Multimedia Technology Holdings, Ltd.	100,000	80,340
Tencent Holdings, Ltd.	70,200	1,300,519
*Tian An China Investments Co., Ltd.	215,000	134,149
Tianjin Development Holdings, Ltd.	16,000	9,795
*Tianjin Port Development Holdings, Ltd.	266,000	78,881
Tingyi (Cayman Islands) Holding Corp.	128,000	277,733
*Tomson Group, Ltd.	64,000	25,037
Towngas China Co., Ltd.	171,000	69,608
#*TPV Technology, Ltd.	260,000	163,422
*Travelsky Technology, Ltd.	183,000	150,068
*Uni-President China Holdings, Ltd.	170,000	102,886
*United Energy Group, Ltd.	540,000	39,470
*Vinda International Holdings, Ltd.	186,000	118,785
*Wasion Group Holdings, Ltd.	60,000	41,459
Weichai Power Co., Ltd.	40,200	291,296
*Welling Holdings, Ltd.	764,000	34,207
Xinao Gas Holdings, Ltd.	128,000	303,520
#*Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	144,973
#*Xiwang Sugar Holdings Co., Ltd.	114,296	35,104
*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	481,616
Zhejiang Expressway Co., Ltd.	236,000	205,041
*Zhong An Real Estate, Ltd.	70,000	21,513
Zijin Mining Group Co., Ltd.	332,000	269,143

TOTAL CHINA		53,580,920

CZECH REPUBLIC — (0.6%)
CEZ A.S.	23,512	1,136,737
*Komercni Banka A.S.	2,657	532,531
*Telefonica 02 Czech Republic A.S.	42,731	1,012,844
*Unipetrol A.S.	27,775	206,926

TOTAL CZECH REPUBLIC		2,889,038

HUNGARY — (0.8%)
*Danubius Hotel & Spa NYRT	1,913	32,090
EMASZ RT	322	36,884
*FHB Mortgage Bank NYRT	32,759	228,401
*Fotex Holding SE Co., Ltd.	20,564	40,221
Magyar Telekom Telecommunications P.L.C.	101,699	366,082
#Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	42,288
*MOL Hungarian Oil & Gas NYRT	11,142	1,029,890
*OTP Bank NYRT	63,147	1,854,260
*PannErgy P.L.C.	13,775	54,043
*RABA Automotive Holding NYRT	7,432	27,592

TOTAL HUNGARY		3,711,751

INDIA — (10.7%)
*3M India, Ltd.	150	5,979

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Aban Offshore, Ltd.	1,530	$39,642
*ACC, Ltd.	15,190	285,728
Adani Enterprises, Ltd.	26,438	253,814
*Aditya Birla Nuvo, Ltd.	17,301	317,294
*AIA Engineering, Ltd.	8,680	64,626
*Ajmera Realty & Infra India, Ltd.	1,599	6,522
*Allahabad Bank, Ltd.	41,954	128,205
*Alok Industries, Ltd.	110,269	62,792
Alstom Projects India, Ltd.	4,263	48,459
*Ambuja Cements, Ltd.	222,300	489,994
Amtek Auto, Ltd.	34,597	126,355
*Anant Raj Industries, Ltd.	12,566	36,570
*Andhra Bank	46,000	105,167
*Apollo Tyres, Ltd.	102,440	115,975
*Arvind Mills, Ltd.	97,633	79,800
Asea Brown Boveri India, Ltd.	9,765	170,906
*Asian Hotels, Ltd.	4,300	46,053
Asian Paints, Ltd.	7,500	300,895
*Axis Bank, Ltd.	51,866	1,146,521
*Bajaj Auto, Ltd.	7,812	300,569
*Bajaj Hindusthan, Ltd.	38,400	168,207
*Bajaj Holdings & Investment, Ltd.	17,611	214,964
Ballarpur Industries, Ltd.	101,088	55,527
*Balrampur Chini Mills, Ltd.	89,075	230,464
*Bank of Maharashtra, Ltd.	77,935	88,615
Bannari Amman Sugars, Ltd.	1,400	35,523
Bata India, Ltd.	15,997	62,230
*BEML, Ltd.	6,037	138,859
Berger Paints India, Ltd.	49,000	59,413
*Bharat Forge, Ltd.	35,107	201,728
Bharti Airtel, Ltd.	105,074	693,601
*Bhushan Steel & Strips, Ltd.	6,126	191,179
Birla Corp., Ltd.	8,694	69,063
Blue Star, Ltd.	10,894	89,237
*Bombay Dyeing & Manufacturing Co., Ltd.	8,325	97,653
*Bombay Rayon Fashions, Ltd.	19,914	87,532
Bosch, Ltd.	2,852	286,423
Britannia Industries, Ltd.	4,943	168,462
*Cairn India, Ltd.	61,757	354,305
Carborundum Universal, Ltd.	21,879	88,836
*Century Textiles & Industries, Ltd.	6,103	67,558
CESC, Ltd.	20,157	170,786
*Chambal Fertilizers & Chemicals, Ltd.	90,740	127,162
*Chennai Petroleum Corp., Ltd.	15,825	80,410
Chettinad Cement Corp., Ltd.	800	8,781
CMC, Ltd.	1,340	35,406
Colgate-Palmolive (India), Ltd.	8,968	131,624
*Coromandel International, Ltd.	43,187	261,127
*Corp. Bank	10,377	95,469
*Cranes Software International, Ltd.	21,490	10,898
Crisil, Ltd.	636	66,266
Crompton Greaves, Ltd.	49,217	461,136
Cummins India, Ltd.	16,419	158,772
Dabur India, Ltd.	42,601	147,147
*Dalmia Cement (Bharat), Ltd.	25,540	93,636
DCM Shriram Consolidated, Ltd.	39,728	49,424
*Dish TV (India), Ltd.	66,606	60,829
*DLF, Ltd.	66,637	477,912
*E.I.D. - Parry (India), Ltd.	18,565	149,224
*Edelweiss Capital, Ltd.	6,223	58,909
*Eicher Motors, Ltd.	5,657	68,040

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*EIH, Ltd.	65,321	$175,483
*Electrosteel Casings, Ltd.	78,500	80,352
*Essar Oil, Ltd.	74,000	218,812
Everest Kanto Cylinder, Ltd.	10,003	28,619
Exide Industries, Ltd.	92,784	222,899
*FAG Bearings (India), Ltd.	5,070	59,952
*Federal Bank, Ltd.	53,973	297,322
Financial Technologies (India), Ltd.	9,938	327,855
*Finolex Cables, Ltd.	50,719	57,060
GAIL India, Ltd.	69,352	590,662
*Gammon India, Ltd.	37,375	193,570
*Geodesic, Ltd.	29,058	81,031
Gillette India, Ltd.	1,800	50,971
*Gitanjali Gems, Ltd.	19,770	48,749
GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	276,749
*GMR Infrastructure, Ltd.	141,302	183,824
Godrej Consumer Products, Ltd.	21,028	107,106
*Godrej Industries, Ltd.	33,592	106,415
*Graphite India, Ltd.	46,878	87,254
Grasim Industries, Ltd.	7,413	416,354
*Great Eastern Shipping Co., Ltd.	25,938	159,400
*Great Offshore, Ltd.	14,838	134,600
*GTL, Ltd.	21,580	189,944
*Gujarat Alkalies & Chemicals, Ltd.	17,941	47,969
Gujarat Ambuja Exports, Ltd.	37,000	16,300
Gujarat Fluorochemicals, Ltd.	16,937	58,366
Gujarat Gas Co., Ltd.	17,160	87,032
*Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	83,901
*Gujarat State Fertilizers & Chemicals, Ltd.	18,025	83,319
*GVK Power & Infrastructure, Ltd.	232,214	225,509
*H.E.G., Ltd.	13,472	99,291
HCL Infosystems, Ltd.	19,952	55,696
HCL Technologies, Ltd.	67,555	502,660
*HDFC Bank, Ltd.	38,156	1,338,120
*HeidelbergCement India, Ltd.	46,000	42,606
Hero Honda Motors, Ltd. Series B	16,024	539,428
*Hexaware Technologies, Ltd.	51,608	91,350
*Hikal, Ltd.	3,700	30,692
*Himachal Futuristic Communications, Ltd.	164,489	52,265
*Hindalco Industries, Ltd.	257,297	813,255
*Hindustan Construction Co., Ltd.	36,523	106,018
*Hindustan Oil Exploration Co., Ltd.	9,632	52,150
Hindustan Unilever, Ltd.	86,635	455,735
*Honeywell Automation India, Ltd.	950	46,710
*Hotel Leelaventure, Ltd.	76,029	78,392
*Housing Development & Infrastructure, Ltd.	40,773	289,331
*HT Media, Ltd.	7,759	24,581
*ICI India, Ltd.	5,027	65,791
*ICICI Bank, Ltd. Sponsored ADR	87,637	3,091,833
*ICSA (India), Ltd.	15,413	53,558
*IDBI Bank, Ltd.	79,758	209,159
*Idea Cellular, Ltd.	104,321	131,702
*India Cements, Ltd.	58,880	141,088
*India Infoline, Ltd.	25,448	64,899
*Indiabulls Financial Services, Ltd.	58,328	136,006
*Indiabulls Real Estate, Ltd.	108,781	409,375
*Indiabulls Securities, Ltd.	19,709	12,902
*Indian Bank	29,130	113,197
*Indian Hotels Co., Ltd.	131,997	264,198
*Indian Overseas Bank	29,485	58,826
*IndusInd Bank, Ltd.	75,477	241,147

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Infosys Technologies, Ltd.	50,322	$2,689,912
*Infotech Enterprises, Ltd.	14,697	111,247
*Infrastructure Development Finance Co., Ltd.	260,701	853,138
*ING Vysya Bank, Ltd.	12,074	64,303
IRB Infrastructure Developers, Ltd.	34,099	183,142
*Ispat Industries, Ltd.	112,747	47,682
*IVRCL Infrastructures & Projects, Ltd.	53,363	352,482
Jain Irrigation Systems, Ltd.	15,110	239,547
Jaiprakash Associates, Ltd.	227,816	676,976
Jaiprakash Hydro Power, Ltd.	36,177	54,046
*Jammu & Kashmir Bank, Ltd.	11,393	145,215
*JBF Industries, Ltd.	18,484	45,841
*Jet Airways (India), Ltd.	5,856	65,098
*Jindal Drilling & Industries, Ltd.	4,896	56,258
*Jindal Saw, Ltd.	34,335	131,938
Jindal Steel & Power, Ltd.	43,230	586,929
*JSL, Ltd.	31,594	70,787
*JSW Steel, Ltd.	30,485	650,098
Jyoti Structures, Ltd.	19,766	70,725
*Kalpataru Power Transmission, Ltd.	3,074	68,791
*Karnataka Bank, Ltd.	25,885	72,961
*Karur Vysya Bank, Ltd.	9,749	84,272
Kesoram Industries, Ltd.	16,192	119,171
*Kirloskar Oil Engines, Ltd.	63,106	218,770
*Kotak Mahindra Bank, Ltd.	29,024	488,502
*KS Oils, Ltd.	60,437	92,343
*Lakshmi Machine Works, Ltd.	2,433	100,633
*Lanco Infratech, Ltd.	164,830	165,319
Larsen & Toubro, Ltd.	15,668	482,328
*LIC Housing Finance, Ltd.	20,990	351,026
Madras Cements, Ltd.	31,000	71,922
Mahanagar Telephone Nigam, Ltd.	59,242	96,585
*Maharashtra Seamless, Ltd.	10,924	80,752
*Mahindra Lifespace Developers, Ltd.	8,446	68,360
*Mastek, Ltd.	3,774	30,899
*McLeod Russel India, Ltd.	18,678	92,273
*Mercator Lines, Ltd.	44,975	57,515
*Monnet Ispat, Ltd.	9,869	81,264
Monsanto India, Ltd.	700	25,816
*Moser Baer (India), Ltd.	39,842	67,553
Motherson Sumi Systems, Ltd.	46,766	142,765
Mphasis, Ltd.	20,534	301,583
MRF, Ltd.	896	112,331
Mundra Port & Special Economic Zone, Ltd.	12,782	164,578
*Nagarjuna Construction Co., Ltd.	67,987	231,850
*Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	64,525
Navneet Publications (India), Ltd.	13,668	13,686
*NIIT, Ltd.	53,023	79,581
*Nirma, Ltd.	5,100	21,489
*OnMobile Global, Ltd.	5,727	49,674
Opto Circuits India, Ltd.	21,115	96,986
*Oracle Financial Services Software, Ltd.	10,681	497,584
*Orient Paper & Industries, Ltd.	45,993	44,880
*Oriental Bank of Commerce	18,908	108,623
*Parsvnath Developers, Ltd.	18,031	50,121
*Patel Engineering, Ltd.	5,663	54,001
*Patni Computer Systems, Ltd.	37,726	378,384
*Petronet LNG, Ltd.	159,932	270,484
Pidilite Industries, Ltd.	27,000	114,115
*Polaris Software Lab, Ltd.	28,867	98,995
Praj Industries, Ltd.	16,862	31,656

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Prakash Industries, Ltd.	24,527	$100,028
*Prism Cements, Ltd.	86,482	83,924
*PTC India, Ltd.	62,542	147,873
*Punj Lloyd, Ltd.	38,708	156,540
*Rallis India, Ltd.	3,282	76,214
*Raymond, Ltd.	22,348	111,738
Redington India, Ltd.	10,981	71,342
REI Agro, Ltd.	68,740	78,341
*Rei Six Ten Retail, Ltd.	25,775	57,774
*Reliance Capital, Ltd.	32,352	562,026
Reliance Energy, Ltd.	24,265	541,806
*Reliance Media World, Ltd.	4,064	6,052
*Reliance MediaWorks, Ltd.	4,064	20,738
*Reliance Natural Resources, Ltd.	136,432	188,409
*Reliance Power, Ltd.	141,192	444,208
Rolta India, Ltd.	38,036	167,064
*Ruchi Soya Industries, Ltd.	55,585	104,442
*S.Kumars Nationwide, Ltd.	58,494	55,649
Sesa Goa, Ltd.	95,789	713,282
Shree Cement, Ltd.	3,483	150,421
Shree Renuka Sugars, Ltd.	42,559	187,028
Shriram Transport Finance Co., Ltd.	29,558	312,762
Siemens India, Ltd.	7,994	110,966
*South India Bank, Ltd.	30,142	89,245
*Spice Communications, Ltd.	41,237	49,285
*SREI Infrastructure Finance, Ltd.	21,226	31,268
SRF, Ltd.	13,802	57,348
*State Bank of India, Ltd.	11,706	520,763
Sterling Biotech, Ltd.	30,729	62,392
*Sterlite Industries (India), Ltd. ADR	24,600	392,370
*Sterlite Industries (India), Ltd. Series A	24,973	403,428
*Sterlite Technologies, Ltd.	16,325	140,983
Sun TV Network, Ltd.	14,000	115,508
Supreme Industries, Ltd.	8,016	74,969
*Suzlon Energy, Ltd.	141,693	234,652
*Syndicate Bank	74,170	136,880
*Tanla Solutions, Ltd.	28,638	32,056
*Tata Chemicals, Ltd.	27,796	178,179
#*Tata Communications, Ltd. ADR	10,600	141,934
Tata Consultancy Services, Ltd.	49,576	786,491
Tata Elxsi, Ltd.	8,349	48,839
*Tata Investment Corp., Ltd.	8,434	93,981
*Tata Motors, Ltd.	58,618	876,391
Tata Power Co., Ltd.	12,333	347,417
*Tata Steel, Ltd.	57,363	703,027
*Tata Tea, Ltd.	16,195	319,866
*Tech Mahindra, Ltd.	16,203	339,488
*Teledata Marine Solutions	27,764	20,596
*Teledata Technology Solutions, Ltd.	27,764	2,709
Texmaco, Ltd.	8,000	25,628
Thermax, Ltd.	8,395	117,060
Thomas Cook (India), Ltd.	46,024	65,462
Titan Industries, Ltd.	4,295	138,161
Torrent Power, Ltd.	33,009	207,021
*Trent, Ltd.	2,640	45,208
Triveni Engineering & Industries, Ltd.	52,481	137,378
*Tube Investments of India, Ltd.	25,855	41,439
Tulip Telecom, Ltd.	5,651	115,445
*TVS Motor Co., Ltd.	20,070	31,993
*UCO Bank	83,979	108,465
*Union Bank of India, Ltd.	31,491	173,066

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Unitech, Ltd.	135,034	$216,655
*United Phosphorus, Ltd.	80,226	266,903
*Usha Martin, Ltd.	58,390	102,098
*Varun Shipping Co., Ltd.	45,506	51,593
*Videocon Industries, Ltd.	21,683	105,407
*Vijaya Bank	73,417	79,752
Voltas, Ltd.	38,760	131,536
*Welspun-Gujarat Stahl Rohren, Ltd.	26,959	152,369
Wipro, Ltd.	36,958	517,059
*Wire & Wireless India, Ltd. (B1LTL32)	34,769	13,479
*Wire & Wireless India, Ltd. (B59FBM9)	37,898	6,361
*Yes Bank, Ltd.	31,567	169,735
*Zee Entertainment Enterprises, Ltd.	74,228	418,228
*Zee News, Ltd.	31,438	40,497

TOTAL INDIA		51,670,543

INDONESIA — (2.7%)
PT Aneka Tambang Tbk	1,152,500	259,003
PT Astra Agro Lestari Tbk	102,000	257,904
PT Astra International Tbk	302,000	1,154,518
*PT Bakrie & Brothers Tbk	13,985,000	124,414
*PT Bakrieland Development Tbk	7,173,250	196,812
PT Bank Central Asia Tbk	1,884,000	999,679
*PT Bank Danamon Indonesia Tbk	1,108,441	569,588
PT Bank Mandiri Persero Tbk	919,500	455,608
*PT Bank Pan Indonesia Tbk	4,496,000	381,130
PT Bank Rakyat Indonesia Tbk	579,500	469,854
*PT Berlian Laju Tanker Tbk	1,970,333	143,855
*PT Bhakti Investama Tbk	50	1
*PT Bisi International Tbk	521,500	85,226
*PT Bumi Resources Tbk	4,685,500	1,223,633
*PT Central Proteinaprima Tbk	5,740,500	30,368
*PT Charoen Pokphand Indonesia Tbk	899,000	211,294
*PT Ciputra Development Tbk	650,000	46,917
PT Citra Marga Nusaphala Persada Tbk	535,000	48,511
*PT Delta Dunia Makmur Tbk	740,000	140,673
*PT Energi Mega Persada Tbk	1,380,000	25,378
PT Global Mediacom Tbk	2,844,000	75,188
*PT Holcim Indonesia Tbk	1,008,000	174,003
*PT Indo Tambangraya Megah Tbk	30,000	100,093
PT Indocement Tunggal Prakarsa Tbk	245,500	351,479
*PT Indofood Sukses Makmur Tbk	1,928,000	736,509
#PT Indosat Tbk ADR	5,346	157,012
PT International Nickel Indonesia Tbk	620,000	234,581
*PT Kawasan Industry Jababeka Tbk	4,167,000	52,779
*PT Lippo Karawaci Tbk	5,448,750	308,062
*PT Matahari Putra Prima Tbk	1,400,000	183,263
*PT Mayorah Indah Tbk	180,000	79,943
*PT Medco Energi International Tbk	888,000	225,923
*PT Mitra Adiperkasa Tbk	519,000	40,205
*PT Panin Insurance Tbk	1,516,000	40,909
*PT Panin Life Tbk	4,390,000	70,704
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	303,000	271,963
*PT Polychem Indonesia Tbk	720,000	10,170
*PT Ramayana Lestari Sentosa Tbk	1,706,000	158,510
PT Semen Gresik Tbk	228,000	193,752
*PT Sinar Mas Agro Resources & Technology Tbk	36,000	11,645
*PT Summarecon Agung Tbk	2,179,332	161,463
*PT Suryainti Permata Tbk	1,280,000	12,184
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,475,734
*PT Timah Tbk	820,000	193,196

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Truba Alam Manunggal Engineering Tbk	3,328,000	$43,455
PT Tunas Ridean Tbk	270,000	53,729
PT Unilever Indonesia Tbk	226,500	272,562
PT United Tractors Tbk	367,750	655,679

TOTAL INDONESIA		13,169,061

ISRAEL — (2.1%)
*Africa-Israel Investments, Ltd.	8,105	93,357
*Alvarion, Ltd.	21,296	84,616
*AudioCodes, Ltd.	28,680	90,352
*Azorim Investment Development & Construction Co., Ltd.	522	2,815
*Bank Hapoalim B.M.	268,955	1,151,279
*Bank Leumi Le-Israel B.M.	257,879	1,104,292
*Baran Group, Ltd.	3,002	14,685
Bezeq Israeli Telecommunication Corp., Ltd.	151,890	388,015
*Blue Square-Israel, Ltd.	5,737	59,051
Cellcom Israel, Ltd.	5,550	176,801
*Clal Insurance Enterprise Holdings, Ltd.	8,693	202,951
Delek Automotive Systems, Ltd.	8,494	105,285
*Delta-Galil Industries, Ltd.	5,998	46,633
*Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	11,588
*Electra Real Estate, Ltd.	1	8
*First International Bank of Israel, Ltd. (6123804)	27,543	92,880
*First International Bank of Israel, Ltd. (6123815)	11,735	200,550
FMS Enterprises Migun, Ltd.	1,332	53,241
*Formula Systems, Ltd.	1,079	12,128
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	20,000	185,306
*Hadera Paper, Ltd.	948	68,128
*Hamlet (Israel-Canada), Ltd.	4,670	26,024
*Harel Insurance Investments & Finances, Ltd.	3,586	185,394
*Hot Telecommunications Systems	16,129	198,558
Israel Chemicals, Ltd.	75,686	982,574
*Israel Discount Bank, Ltd.	197,818	444,963
Israel Land Development Co., Ltd. (The)	2,009	9,659
*Ituran Location & Control, Ltd.	10,680	140,607
*Jerusalem Oil Exploration, Ltd.	3,265	62,016
*Makhteshim-Agan Industries, Ltd.	44,359	221,850
*Menorah Mivtachim Holdings, Ltd.	4,587	57,399
*Migdal Insurance & Financial Holdings, Ltd.	132,178	255,967
*Mivtach Shamir Holdings, Ltd.	1,647	45,771
*Mizrahi Tefahot Bank, Ltd.	60,568	541,272
*Naphtha Israel Petroleum Corp.	1	4
*NICE Systems, Ltd. Sponsored ADR	22,300	649,153
*Oil Refineries, Ltd.	388,230	199,255
*Ormat Industries, Ltd.	32,922	275,489
Osem Investment, Ltd.	12,507	172,721
Partner Communications Co., Ltd. ADR	12,000	248,880
*Paz Oil Co., Ltd.	1,507	213,466
*RADVision, Ltd.	8,075	48,298
*Retalix, Ltd.	10,264	137,114
*Scailex Corp., Ltd.	6,272	122,179
Shikun & Binui, Ltd.	79,490	154,902
Strauss Group, Ltd.	9,407	133,287
Super-Sol, Ltd. Series B	39,114	222,429
*Union Bank of Israel, Ltd.	21,102	110,350

TOTAL ISRAEL		10,003,542

MALAYSIA — (3.7%)
Aeon Co. Berhad	44,600	68,499
Affin Holdings Berhad	217,600	163,312

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Airasia Berhad	387,300	$154,033
*Alliance Financial Group Berhad	391,600	285,607
*AMMB Holdings Berhad	303,175	430,577
Amway (Malaysia) Holdings Berhad	24,800	53,036
Ann Joo Resources Berhad	63,000	51,425
*Asia Pacific Land Berhad	220,000	20,279
*Axiata Group Berhad	564,750	538,801
*Bandar Raya Developments Berhad	100,000	44,371
*Batu Kawan Berhad	69,500	209,967
Berjaya Corp. Berhad	634,900	228,001
*Berjaya Media Berhad	15,872	4,818
Bimb Holdings Berhad	141,200	49,118
*Bolton Properties Berhad	168,400	32,310
Boustead Holdings Berhad	175,140	174,078
*Chemical Co. of Malaysia Berhad	55,900	35,190
CIMB Group Holdings Berhad	211,500	782,621
Digi.Com Berhad	41,000	262,158
*DRB-Hicom Berhad	373,500	113,387
*ECM Libra Avenue Berhad	279,400	55,439
*EON Capital Berhad	141,200	286,521
*Esso Malaysia Berhad	57,700	42,384
Faber Group Berhad	113,400	53,149
*Far East Holdings Berhad	14,000	28,195
Fraser & Neave Holdings Berhad	45,500	146,526
Gamuda Berhad	567,200	458,820
*General Corp. Berhad	155,500	57,245
*Genting Plantations Berhad	65,600	115,536
Globetronics Technology Berhad	103,700	28,191
*GuocoLand (Malaysia) Berhad	50,000	14,413
*Hap Seng Consolidated Berhad	91,300	63,842
*Hap Seng Plantations Holdings Berhad	39,800	27,424
Hock Seng Lee Berhad	85,000	28,772
Hong Leong Bank Berhad	84,700	201,860
Hong Leong Financial Group Berhad	86,500	191,361
Hong Leong Industries Berhad	54,300	75,950
Hume Industries (Malaysia) Berhad	39,900	49,841
*Hunza Properties Berhad	55,900	20,135
Hwang-DBS (Malaysia) Berhad	30,600	15,573
*IGB Corp. Berhad	548,300	289,596
*IJM Corp. Berhad	442,610	595,138
*IJM Land Berhad	173,900	110,384
IJM Plantations Berhad	65,600	45,989
*Insas Berhad	72,072	11,988
IOI Corp. Berhad	417,805	628,324
*Jaks Resources Berhad	211,500	45,235
*K & N Kenanga Holdings Berhad	81,000	21,747
*Keck Seng (Malaysia) Berhad	56,200	64,878
KFC Holdings (Malaysia) Berhad	53,700	125,198
*Kian Joo Can Factory Berhad	146,500	50,143
Kim Loong Resources Berhad	108,920	65,334
*Kinsteel Berhad	220,500	65,500
KLCC Property Holdings Berhad	251,800	244,134
*KNM Group Berhad	1,525,950	326,062
Kuala Lumpur Kepong Berhad	55,750	270,037
*Kulim Malaysia Berhad	73,900	156,755
*Kurnia Asia Berhad	314,800	62,453
Lafarge Malayan Cement Berhad	132,660	244,310
*Landmarks Berhad	45,200	16,654
Lingkaran Trans Kota Holdings Berhad	123,800	104,439
Lion Industries Corp. Berhad	141,000	70,158
Malayan Banking Berhad	533,050	1,057,589

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Malaysia Airports Holdings Berhad	61,800	$83,079
*Malaysia Building Society Berhad	167,700	49,856
*Malaysian Airlines System Berhad	122,667	93,755
*Malaysian Bulk Carriers Berhad	87,725	79,048
Malaysian Pacific Industries Berhad	40,600	74,482
*Malaysian Resources Corp. Berhad	324,000	132,980
*Measat Global Berhad	99,100	54,218
*Media Prima Berhad	153,000	78,941
*Mega First Corp. Berhad	46,000	19,292
*Melewar Industrial Group Berhad	96,700	18,182
*MK Land Holdings Berhad	486,100	52,440
*MMC Corp. Berhad	394,900	267,653
*MNRB Holdings Berhad	66,900	53,855
*Mulpha International Berhad	444,200	64,086
*Naim Holdings Berhad	75,900	66,348
*NCB Holdings Berhad	5,000	4,526
Nestle (Malaysia) Berhad	17,000	164,824
NTPM Holdings Berhad	75,000	12,617
*Nylex (Malaysia) Berhad	74,725	16,218
OKS Property Holdings Berhad	27,764	4,336
Oriental Holdings Berhad	44,000	74,000
*OSK Holdings Berhad	190,875	70,712
*OSK Ventures International Berhad	23,136	4,331
Panasonic Manufacturing Malaysia Berhad	27,500	102,839
*Paramount Corp. Berhad	58,000	51,819
Parkson Holdings Berhad	81,911	132,973
*Pelikan International Corp. Berhad	28,500	10,789
*PJ Development Holdings Berhad	204,900	45,647
Plus Expressways Berhad	149,600	145,115
*POS Malaysia Berhad	209,600	128,990
*PPB Group Berhad	123,400	576,826
Protasco Berhad	172,000	49,332
*Proton Holdings Berhad	207,300	236,614
Puncak Niaga Holdings Berhad	71,400	58,901
QL Resources Berhad	54,000	52,639
*Ramunia Holdings Berhad	156,777	18,814
*RHB Capital Berhad	95,800	147,540
*Salcon Berhad	180,500	36,806
*Sarawak Oil Palms Berhad	75,400	58,867
*Selangor Dredging Berhad	190,000	33,831
Shangri-La Hotels (Malaysia) Berhad	104,400	55,238
*Shell Refining Co. Federation of Malaysia Berhad	68,200	214,531
*SHL Consolidated Berhad	98,500	34,364
Southern Steel Berhad	96,400	69,000
SP Setia Berhad	244,050	288,023
Star Publications (Malaysia) Berhad	212,100	198,369
*Subur Tiasa Holdings Berhad	73,815	40,830
Sunrise Berhad	80,448	51,413
Supermax Corp. Berhad	40,700	59,670
Symphony House Berhad	69,044	5,040
*Ta Ann Holdings Berhad	45,480	61,002
*TA Enterprise Berhad	440,300	89,876
*TA Global Berhad (B3Z17H6)	264,180	36,401
*TA Global Berhad (B4LM6X7)	264,180	28,656
*Tan Chong Motor Holdings Berhad	168,500	155,152
*TDM Berhad	126,600	60,052
*Tebrau Teguh Berhad	244,800	47,362
Telekom Malaysia Berhad	157,900	144,218
Tenaga Nasional Berhad	212,800	496,294
*Time Dotcom Berhad	458,200	50,746
*Titan Chemicals Corp. Berhad	45,800	16,972

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Top Glove Corp. Berhad	37,400	$122,479
Uchi Technologies Berhad	54,000	20,683
*UMW Holdings Berhad	129,200	236,384
*Unico-Desa Plantations Berhad	285,440	64,845
*Unisem (M) Berhad	175,300	112,568
*United Malacca Rubber Estates Berhad	47,000	104,727
*United Plantations Berhad	37,900	150,730
*VS Industry Berhad	60,945	21,850
Wah Seong Corp. Berhad	162,250	110,049
*WTK Holdings Berhad	155,500	49,914
YTL Corp. Berhad	275,038	594,190
*YTL e-Solutions Berhad	60,500	13,774
YTL Power International Berhad	361,873	232,259
*Yu Neh Huat Berhad	118,979	57,024
*Zelan Berhad	190,800	40,281

TOTAL MALAYSIA		17,897,897

MEXICO — (5.5%)
#*Alfa S.A.B. de C.V. Series A	133,800	865,813
*Alsea de Mexico S.A.B. de C.V.	168,000	132,422
America Movil S.A.B. de C.V. Series L ADR	94,300	4,116,195
#*Axtel S.A.B. de C.V.	151,560	134,643
#Banco Compartamos S.A. de C.V.	80,400	387,494
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	580,844
#*Carso Infraestructura y Construccion S.A.B. de C.V.	231,490	145,124
*Cemex S.A.B. de C.V. Sponsored ADR	203,375	1,869,016
Cia Minera Autlan S.A.B. de C.V.	21,700	45,623
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	390,033
*Consorcio ARA S.A.B. de C.V.	329,200	211,665
*Corporacion GEO S.A.B. de C.V. Series B	216,100	574,119
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	6,214
Corporacion Moctezuma S.A.B. de C.V.	129,800	355,263
#*Desarrolladora Homex S.A.B. de C.V.	107,500	549,992
Embotelladora Arca S.A.B. de C.V.	232,406	746,258
*Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	590,730
*Gruma S.A.B. de C.V. Series B	41,200	78,274
*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	73,575
#*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	797,814
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	417,294
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	193,280
#*Grupo Carso S.A.B. de C.V. Series A-1	125,400	388,376
Grupo Continental S.A.B. de C.V.	125,846	331,837
#Grupo Elektra S.A. de C.V.	8,389	427,871
#*Grupo FAMSA S.A.B. de C.V.	62,121	128,231
#*Grupo Financiero Banorte S.A.B. de C.V.	553,633	1,819,201
#*Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	290,141
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	558,489
*Grupo Iusacell S.A.B. de C.V.	10,992	40,758
Grupo Mexico S.A.B. de C.V. Series B	699,999	1,423,545
#*Grupo Simec, S.A. de C.V.	56,100	134,503
Grupo Televisa S.A. de C.V. Sponsored ADR	81,300	1,588,602
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	245,400	292,679
*Industrias CH S.A.B. de C.V. Series B	115,200	380,037
*Industrias Penoles S.A.B. de C.V.	14,960	272,208
Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	580,428
Mexichem S.A.B.de C.V.	282,901	607,761
#*Organizacion Soriana S.A.B. de C.V. Series B	277,000	643,157
*Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	181,862
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	27,900	450,585
#Telmex Internacional S.A.B. de C.V. ADR	51,500	909,490
#TV Azteca S.A.B. de C.V. Series A	422,969	221,509

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Urbi Desarrollos Urbanos S.A.B. de C.V.	129,800	$270,615
#Wal-Mart de Mexico S.A.B. de C.V. Series V	306,630	1,353,110

TOTAL MEXICO		26,556,680

PHILIPPINES — (0.8%)
Aboitiz Equity Ventures, Inc.	913,000	194,477
*Aboitiz Power Corp.	432,000	88,077
Ayala Corp. Series A	45,266	280,950
Ayala Land, Inc.	855,760	191,880
*Banco de Oro Unibank, Inc.	180,900	139,670
Bank of the Philippine Islands	215,980	210,455
*Belle Corp.	1,749,000	61,726
*Benpres Holdings Corp.	1,500,000	95,405
*China Banking Corp.	15,653	118,631
*DMCI Holdings, Inc.	350,000	68,167
*Energy Development Corp.	1,872,500	190,481
*Filinvest Land, Inc.	5,730,000	109,163
First Philippines Holdings Corp.	144,500	149,972
International Container Terminal Services, Inc.	180,000	79,944
Jollibee Food Corp.	111,400	125,569
*Macroasia Corp.	444,000	26,223
Manila Water Co, Inc.	259,900	86,334
*Megaworld Corp.	6,359,000	162,055
*Metro Bank & Trust Co.	217,000	195,064
*Paxys, Inc.	120,000	6,190
#Philippine Long Distance Telephone Co. Sponsored ADR	6,900	386,193
*Philippine National Bank	136,100	68,484
Philippine Stock Exchange, Inc.	5,600	33,006
*Rizal Commercial Banking Corp.	205,000	73,305
*Robinson’s Land Corp. Series B	496,000	127,061
Security Bank Corp.	48,400	56,100
Semirara Mining Corp.	46,500	49,066
*SM Development Corp.	876,480	97,949
SM Investments Corp.	32,300	219,357
*Union Bank of the Philippines	56,000	45,666
*Universal Robina Corp.	461,000	168,229
Vista Land & Lifescapes, Inc.	1,700,000	66,894

TOTAL PHILIPPINES		3,971,743

POLAND — (2.1%)
*Agora SA	24,788	174,112
*Asseco Poland SA	28,092	575,380
*Bank Millennium SA	132,225	190,391
*Bank Pekao SA	15,702	906,746
*Bank Przemyslowo Handlowy BPH SA	3,521	96,546
*Bank Zackodni WBK SA	5,862	352,802
*Barlinek SA	27,167	33,450
*BRE Bank SA	955	83,044
Budimex SA	3,716	93,568
*Cersanit-Krasnystaw SA	18,446	87,484
*Ciech SA	7,730	83,039
*Debica SA	5,044	112,751
*Dom Development SA	500	7,267
*Echo Investment SA	126,475	166,270
Elektrobudowa SA	467	27,141
*Emperia Holding SA	1,271	36,996
Eurocash SA	17,031	100,449
Fabryki Mebli Forte SA	10,576	43,338
*Getin Holdings SA	132,161	409,761
*Grupa Kety SA	4,554	178,015
*Grupa Lotos SA	29,914	283,382

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Inter Cars SA	1,986	$53,924
*KGHM Polska Miedz SA	12,853	421,694
*Kredyt Bank SA	25,032	117,226
Lentex SA	2,453	19,925
*LPP SA	181	108,670
*MNI SA	38,209	50,148
*Mondi Packaging Paper Swiecie SA	3,588	90,242
Mostostal Siedlce SA	153,762	222,403
*Mostostal Warszawa SA	469	10,107
*Mostostal Zabrze Holding SA	37,011	51,310
*Multimedia Polska SA	49,443	120,965
*Netia Holdings SA	63,443	99,210
NG2 SA	4,189	75,662
*Noble Bank SA	23,610	42,028
*Orbis SA	17,644	217,623
*PBG SA	1,937	140,900
Pekaes SA	6,340	25,690
*Polnord SA	4,198	47,236
*Polski Koncern Naftowy Orlen SA	134,711	1,537,848
Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	215,994
Powszechna Kasa Oszczednosci Bank Polski SA	78,618	1,042,282
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	163,899
Raciborska Fabryka Kotlow SA	19,468	74,041
*Stalexport SA	75,249	45,691
*Sygnity SA	6,105	25,503
*Synthos SA	284,348	121,315
Telekomunikacja Polska SA	96,821	534,421
TVN SA	32,365	152,963
Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	99,572
*Zaklady Azotowe Pulawy SA	4,200	112,221
*Zelmer SA	2,897	41,828

TOTAL POLAND		10,124,473

RUSSIA — (2.8%)
*Gazprom OAO Sponsored ADR	198,564	4,814,831
*Gazpromneft JSC Sponsored ADR	9,617	233,671
*Globaltrans Investment P.L.C. Sponsored GDR	6,743	74,371
*Integra Group Holdings GDR	31,947	109,066
*Lukoil OAO Sponsored ADR	40,727	2,227,225
*Magnitogorsk Iron & Steel Works Sponsored GDR	14,384	179,704
*MMC Norilsk Nickel JSC ADR	46,489	714,859
*Novolipetsk Steel OJSC GDR.	13,758	418,062
*Novorossiysk Sea Trade Port GDR	9,860	113,083
*PIK Group GDR	1,276	6,551
*Polymetal GDR	6,960	64,920
*Rosneft Oil Co. GDR	88,817	683,093
*Rostelecom Sponsored ADR	1,400	40,390
*RusHydro Sponsored ADR	121,965	527,020
*Severstal GDR	32,719	400,293
*Surgutneftegaz Sponsored ADR	78,358	658,546
*Tatneft Sponsored ADR	32,047	985,994
*TMK OAO GDR	9,660	183,163
*Uralkali Sponsored GDR	18,582	394,918
*VTB Bank OJSC GDR	149,249	739,141
*X5 Retail Group NV GDR	678	21,677

TOTAL RUSSIA		13,590,578

SOUTH AFRICA — (10.0%)
*ABSA Group, Ltd.	77,149	1,339,365
Adcorp Holdings, Ltd.	4,522	15,359
*Advtech, Ltd.	150,000	101,996

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Aeci, Ltd.	45,611	$356,709
Afgri, Ltd.	240,543	187,302
African Bank Investments, Ltd.	268,800	1,021,214
*African Oxygen, Ltd.	61,661	181,750
*African Rainbow Minerals, Ltd.	29,765	647,176
*Allied Electronics Corp., Ltd.	25,999	97,449
*Allied Technologies, Ltd.	18,358	183,584
*Anglo American Platinum Corp., Ltd.	7,217	681,229
AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,035,010
*ArcelorMittal South Africa, Ltd.	44,676	609,688
*Argent Industrial, Ltd.	36,904	41,878
AST Group, Ltd.	346,708	53,212
Astral Foods, Ltd.	17,754	231,474
*Aveng, Ltd.	191,613	876,517
*AVI, Ltd.	151,207	419,236
*Avusa, Ltd.	47,345	111,603
*Barloworld, Ltd.	119,669	680,849
Bidvest Group, Ltd.	58,138	979,796
*Blue Label Telecoms, Ltd.	167,586	104,579
Capitec Bank Holdings, Ltd.	14,125	142,431
*Cashbuild, Ltd.	13,046	124,832
Caxton & CTP Publishers & Printers, Ltd.	71,319	133,141
City Lodge Hotels, Ltd.	8,003	82,081
*Clicks Group, Ltd.	141,130	478,517
*Data Tec, Ltd.	89,168	333,269
*Discovery Holdings, Ltd.	86,913	347,127
*Distribution & Warehousing Network, Ltd.	50,931	48,622
*Durban Roodeport Deep, Ltd.	173,190	103,509
*Eqstra Holdings, Ltd.	55,779	45,868
*Exxaro Resources, Ltd.	35,269	479,545
*FirstRand, Ltd.	422,218	1,022,515
*Foschini, Ltd.	64,594	468,564
*Freeworld Coatings, Ltd.	86,675	94,448
*Gold Fields, Ltd. Sponsored ADR	144,700	1,652,474
*Grindrod, Ltd.	147,335	289,060
*Group Five, Ltd.	46,398	194,122
*Harmony Gold Mining Co., Ltd.	125,451	1,159,104
*Highveld Steel & Vanadilum Corp., Ltd.	10,969	88,723
*Hudaco Industries, Ltd.	16,723	142,464
*Hulamin, Ltd.	28,666	48,792
*Iliad Africa, Ltd.	37,928	41,875
*Illovo Sugar, Ltd.	89,335	391,797
*Impala Platinum Holdings, Ltd.	81,476	2,073,397
*Imperial Holdings, Ltd.	72,789	759,387
Investec, Ltd.	88,769	616,865
JD Group, Ltd.	59,605	342,642
*JSE, Ltd.	41,044	305,436
Kumba Iron Ore, Ltd.	13,646	569,864
*Lewis Group, Ltd.	44,113	301,168
*Liberty Holdings, Ltd.	48,660	424,889
Massmart Holdings, Ltd.	42,056	482,440
*Merafe Resources, Ltd.	483,462	82,115
*Metair Investments, Ltd.	57,601	40,012
*Metorex, Ltd.	140,739	83,164
*Metropolitan Holdings, Ltd.	293,917	510,938
*Mondi, Ltd.	62,124	364,225
Mr. Price Group, Ltd.	61,558	283,304
*Murray & Roberts Holdings, Ltd.	101,170	511,610
*Mvelaphanda Group, Ltd.	73,670	72,317
*Nampak, Ltd.	264,091	544,635
*Naspers, Ltd. Series N	59,021	2,116,892

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
#*Nedbank Group, Ltd.	73,684	$1,171,498
#*Northam Platinum, Ltd.	63,085	411,030
Oceana Group, Ltd.	19,344	74,972
*Omnia Holdings, Ltd.	15,703	123,492
*Palabora Mining Co., Ltd.	9,070	127,931
Pick’n Pay Stores, Ltd.	52,074	271,464
Pretoria Portland Cement Co., Ltd.	106,333	469,711
PSG Group, Ltd.	62,177	182,683
Raubex Group, Ltd.	33,965	99,464
*Reunert, Ltd.	60,618	449,475
*Sanlam, Ltd.	835,386	2,497,273
Santam, Ltd.	16,410	216,771
*Sappi, Ltd. Sponsored ADR	214,486	890,117
#*Sasol, Ltd. Sponsored ADR	98,800	3,616,080
*Sentula Mining, Ltd.	109,719	39,896
Shoprite Holdings, Ltd.	64,865	587,316
*Simmer & Jack Mines, Ltd.	286,827	67,564
Spar Group, Ltd. (The)	51,585	480,056
*Spur Corp., Ltd.	30,509	41,919
*Standard Bank Group, Ltd.	246,074	3,487,040
Steinhoff International Holdings, Ltd.	505,818	1,280,221
*Super Group, Ltd.	142,040	11,481
*Telkom South Africa, Ltd.	62,209	268,453
*Telkom South Africa, Ltd. Sponsored ADR	2,000	35,100
Tiger Brands, Ltd.	37,062	856,124
*Tongaat-Hulett, Ltd.	30,019	387,181
*Trencor, Ltd.	49,091	168,448
Truworths International, Ltd.	95,666	523,789
Vodacom Group Pty, Ltd.	55,740	391,045
Wilson Bayly Holme-Ovcon, Ltd.	14,933	190,024
*Woolworths Holdings, Ltd.	224,727	536,850

TOTAL SOUTH AFRICA		48,309,623

SOUTH KOREA — (11.0%)
*Amorepacific Corp.	263	183,287
*Asia Cement Manufacturing Co., Ltd.	520	24,160
*Asiana Airlines, Inc.	36,370	114,896
*Bing Grae Co., Ltd.	1,910	77,031
*Busan Bank	46,300	452,588
Cheil Industrial, Inc.	11,210	537,501
Cheil Worldwide, Inc.	830	188,198
*Chin Hung International, Inc.	30,170	20,950
*Chosun Refractories Co., Ltd.	920	43,141
#CJ CGV Co., Ltd.	3,000	55,571
*CJ Cheiljedang Corp.	1,502	269,604
*Daeduck Electronics Co., Ltd.	22,540	117,319
Daegu Bank Co., Ltd.	43,400	552,981
*Daehan Flour Mills Co., Ltd.	130	14,329
*Daehan Steel Co., Ltd.	5,400	61,670
Daehan Synthetic Fiber Co., Ltd.	370	19,772
*Daekyo Co., Ltd.	20,000	96,266
*Daelim Industrial Co., Ltd.	8,280	544,419
*Daesung Industrial Co., Ltd.	1,020	65,718
#*Daewoo Engineering & Construction Co., Ltd.	32,270	329,036
#*Daewoo Motor Sales Corp.	8,863	54,492
Daewoo Securities Co., Ltd.	29,020	479,567
#*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,740	119,592
*Daishin Securities Co., Ltd.	17,950	234,638
#*Daou Technology, Inc.	12,970	82,992
Dongbu Insurance Co., Ltd.	6,950	199,801
*Dongbu Securities Co., Ltd.	3,850	20,400

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Dongbu Steel Co., Ltd.	12,704	$100,622
Dongkuk Steel Mill Co., Ltd.	10,380	204,430
*Dongwon Industries Co., Ltd.	810	91,332
*Dongwon Systems Corp.	26,530	35,845
*Doosan Construction & Engineering Co., Ltd.	10,740	61,376
#Doosan Corp.	1,630	142,959
#*Doosan Heavy Industries & Construction Co., Ltd.	2,535	179,239
#*Doosan Infracore Co., Ltd.	6,670	99,498
*E1 Corp.	800	44,231
*Eugene Investment & Securities Co., Ltd.	139,209	104,506
*Fursys, Inc.	2,910	68,784
#*GIIR, Inc.	5,760	54,042
*Glovis Co., Ltd.	1,570	129,780
*GS Engineering & Construction Corp.	4,656	354,803
*GS Holdings Corp.	12,277	364,257
Gwangju Shinsegae Co., Ltd.	470	52,204
*Halla Climate Control Corp.	18,630	189,590
Han Kuk Carbon Co., Ltd.	5,120	27,759
*Han Yang Securities Co., Ltd.	7,790	68,171
*Hana Financial Group, Inc.	30,160	858,710
*Hanil Cement Manufacturing Co., Ltd.	2,035	127,438
*Hanjin Heavy Industries & Construction Co., Ltd.	6,812	125,753
*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,494	24,158
#*Hanjin Shipping Co., Ltd.	14,143	287,307
*Hanjin Shipping Holdings Co., Ltd.	2,726	35,739
*Hanjin Transportation Co., Ltd.	2,460	73,406
Hankook Shell Oil Co., Ltd.	300	29,913
Hankook Tire Manufacturing Co., Ltd.	22,380	429,147
*Hankuk Electric Glass Co., Ltd.	2,440	58,206
*Hankuk Glass Industries, Inc.	2,160	39,668
*Hankuk Paper Manufacturing Co., Ltd.	2,170	56,374
*Hansol LCD, Inc.	2,770	75,520
*Hansol Paper Co., Ltd.	11,660	97,442
*Hanwha Chemical Corp.	27,382	342,157
*Hanwha Corp.	9,036	362,134
*Hanwha Non-Life Insurance Co., Ltd.	5,540	52,255
*Hanwha Securities Co., Ltd.	11,216	84,627
*HeungKuk Fire & Marine Insurance Co., Ltd.	13,480	71,796
*HMC Investment Securities Co., Ltd.	6,493	112,929
*Honam Petrochemical Corp.	4,990	481,457
#Hotel Shilla Co., Ltd.	11,370	193,794
#Huchems Fine Chemical Corp.	3,380	81,280
*Hynix Semiconductor, Inc.	70,810	1,375,675
#*Hyosung T & C Co., Ltd.	5,590	389,015
*Hyundai Department Store Co., Ltd.	3,180	277,157
*Hyundai Development Co.	13,429	414,306
*Hyundai Elevator Co., Ltd.	970	44,229
*Hyundai Engineering & Construction Co., Ltd.	3,080	170,187
*Hyundai H & S Co., Ltd.	1,480	89,136
Hyundai Heavy Industries Co., Ltd.	2,562	410,499
*Hyundai Hysco	17,350	235,521
Hyundai Marine & Fire Insurance Co., Ltd.	16,360	248,989
*Hyundai Merchant Marine Co., Ltd.	6,670	165,708
Hyundai Mipo Dockyard Co., Ltd.	2,072	193,096
*Hyundai Mobis	5,512	698,331
*Hyundai Securities Co., Ltd.	39,792	466,818
*Hyundai Steel Co.	10,210	746,318
*Industrial Bank of Korea, Ltd.	22,660	255,187
*Jahwa Electronics Co., Ltd.	3,390	20,679
Jeonbuk Bank, Ltd.	10,928	66,626
*KB Financial Group, Inc. ADR	32,646	1,395,290

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
KCC Corp.	1,220	$357,216
*Keangnam Enterprises, Ltd.	8	65
*KISCO Corp.	1,688	64,506
*KISWIRE, Ltd.	3,939	118,843
*Kolon Engineering & Construction Co., Ltd.	9,350	45,861
Kolon Industries, Inc.	5,700	210,975
*Korea Electric Power Corp. Sponsored ADR	43,700	710,125
*Korea Electric Terminal Co., Ltd.	2,730	43,370
*Korea Exchange Bank	56,940	643,929
*Korea Express Co., Ltd.	1,113	51,520
*Korea Gas Corp.	2,802	124,760
*Korea Investment Holdings Co., Ltd.	11,940	314,280
*Korea Iron & Steel Co., Ltd.	511	27,915
#*Korea Komho Petrochemical Co., Ltd.	5,710	93,201
*Korea Line Corp.	2,543	89,522
Korea Reinsurance Co., Ltd.	15,504	134,547
*Korea Zinc Co., Ltd.	2,270	330,733
*Korean Air Co., Ltd.	9,290	449,433
*KP Chemical Corp.	16,510	110,403
*KPX Chemical Co., Ltd.	1,152	44,542
#*KT Corp. Sponsored ADR	26,300	555,719
*KTB Securities Co., Ltd.	18,570	58,515
#*Kumho Electronics Co., Ltd.	1,780	62,633
#*Kumho Industrial Co., Ltd.	9,910	39,301
#*Kumho Tire Co., Inc.	14,190	39,198
Kyeryong Construction Industrial Co., Ltd.	3,560	59,639
*Kyobo Securities Co., Ltd.	7,700	66,021
*LG Chemical, Ltd.	8,666	1,485,891
*LG Corp.	10,630	572,884
LG Display Co., Ltd.	4,300	139,005
#*LG Display Co., Ltd. ADR	40,000	648,800
*LG Fashion Corp.	4,794	107,557
#LG Hausys, Ltd.	1,473	134,277
LG Household & Healthcare Co., Ltd.	1,300	317,387
LG International Corp.	11,185	259,247
LIG Insurance Co., Ltd.	12,890	227,114
*Lotte Chilsung Beverage Co., Ltd.	219	155,988
*Lotte Confectionary Co., Ltd.	220	233,366
*Lotte Midopa Co., Ltd.	3,690	35,463
*Lotte Sam Kang Co., Ltd.	320	65,584
*Lotte Shopping Co., Ltd.	1,689	433,695
*LS Corp.	3,950	323,956
Macquarie Korea Infrastructure Fund	40,462	166,349
*Meritz Fire Marine Insurance Co., Ltd.	26,062	165,210
*Meritz Securities Co., Ltd.	80,365	83,041
Mirae Asset Securities Co., Ltd.	2,898	144,496
*Motonic Corp.	6,450	41,141
#*Namhae Chemical Corp.	4,470	70,542
*Namkwang Engineering & Construction Co., Ltd.	5,304	32,283
*Namyang Dairy Products Co., Ltd.	100	41,829
*NCsoft Corp.	2,380	264,775
Nexen Tire Corp.	9,830	45,201
*NH Investment & Securities Co., Ltd.	6,250	53,544
Nong Shim Co., Ltd.	600	117,641
*Nong Shim Holdings Co., Ltd.	590	33,205
*OCI Co., Ltd.	1,918	286,272
*ON*Media Corp.	15,590	46,337
#*ORION Corp.	740	163,691
Ottogi Corp.	710	81,064
*Pacific Corp.	1,271	144,158
*POSCO ADR	25,968	2,933,086

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Pulmuone Co., Ltd.	584	$25,098
*Pusan City Gas Co., Ltd.	3,630	63,032
*S&T Daewoo Co., Ltd.	2,530	56,520
S1 Corp.	3,680	147,554
*Saehan Industries, Inc.	93,300	83,327
*Samchully Co., Ltd.	740	73,392
Samsung Card Co., Ltd.	7,580	333,965
Samsung Corp.	17,102	845,492
Samsung Digital Imaging Co., Ltd.	1,785	68,284
Samsung Electro-Mechanics Co., Ltd.	9,548	798,223
Samsung Electronics Co., Ltd.	9,494	6,379,122
Samsung Engineering Co., Ltd.	3,359	326,356
#Samsung Fine Chemicals Co., Ltd.	4,360	178,093
Samsung Fire & Marine Insurance, Ltd.	2,990	476,645
Samsung Heavy Industries Co., Ltd.	10,130	207,877
Samsung SDI Co., Ltd.	10,136	1,182,346
Samsung Securities Co., Ltd.	7,640	414,584
*Samsung Techwin Co., Ltd.	3,974	258,748
*Samyang Corp.	1,489	50,840
*Samyang Foods Co., Ltd.	1,860	28,285
*Samyang Genex Co., Ltd.	990	53,910
#*Samyoung Electronics Co., Ltd.	5,990	52,653
*Seah Besteel Corp.	2,920	37,561
*SeAH Holdings Corp.	833	42,092
*SeAH Steel Corp.	1,344	40,259
*Sebang Co., Ltd.	6,220	67,221
*Seoul City Gas Co., Ltd.	380	16,337
#*Sewon Cellontech Co., Ltd.	12,290	72,579
*Shin Young Securities Co., Ltd.	800	24,497
*Shinhan Financial Group Co., Ltd. ADR	23,844	1,651,912
Shinsegae Co., Ltd.	948	427,784
#*Shinsung Holdings Co., Ltd.	12,100	42,174
Silla Trading Co., Ltd.	5,146	50,567
*Sindo Ricoh Co., Ltd.	1,470	68,325
#SK Chemicals Co., Ltd.	5,390	249,474
SK Co., Ltd.	8,406	601,752
SK Energy Co., Ltd.	8,400	762,461
SK Gas Co., Ltd.	1,750	68,360
SK Networks Co., Ltd.	7,590	67,564
SK Telecom Co., Ltd. ADR	32,400	561,492
SKC Co., Ltd.	7,170	103,316
S-Oil Corp.	4,466	197,517
*Ssangyong Cement Industry Co., Ltd.	16,190	109,084
*STX Corp.	2,456	34,825
*STX Engine Co., Ltd.	2,225	34,265
#*STX Offshore & Shipbuilding Co., Ltd.	9,407	94,222
#*STX Pan Ocean Co., Ltd.	14,250	144,093
*Sungwon Corp.	9,220	12,140
Sunkyong Securities Co., Ltd.	36,780	75,407
Tae Kwang Industrial Co., Ltd.	100	58,816
#*Taeyoung Engineering & Construction	15,600	64,856
#*Tai Han Electric Wire Co., Ltd.	7,280	102,724
*Tong Yang Major Corp.	17,332	44,098
*Tong Yang Securities, Inc.	24,320	223,868
*Union Steel Manufacturing Co., Ltd.	4,370	71,958
*Woongjin Coway Co., Ltd.	6,580	201,991
*Woongjin Thinkbig Co., Ltd.	2,842	58,885
*Woongjin.Com Co., Ltd.	8,577	71,237
*Woori Financial Co., Ltd.	5,630	36,278
*Woori Investment & Securities Co., Ltd.	25,210	328,371
*Youlchon Chemical Co., Ltd.	9,410	66,384

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Youngone Corp. (6150493)	2,666	$77,408
*Youngone Corp. (B622C10)	10,664	90,153
*Youngpoong Corp.	283	118,945

TOTAL SOUTH KOREA		53,375,773

TAIWAN — (11.9%)
*A.G.V. Products Corp.	219,319	77,569
Ability Enterprise Co., Ltd.	114,893	201,726
*Acbel Polytech, Inc.	137,685	107,287
*Accton Technology Corp.	136,000	59,952
Acer, Inc.	167,103	465,392
#Advanced Semiconductor Engineering, Inc. ADR	69,922	272,696
*Advantech Co., Ltd.	32,133	64,793
Altek Corp.	59,510	105,360
*Ambassador Hotel (The)	78,000	87,447
*Amtran Technology Co., Ltd.	281,843	279,805
*Asia Cement Corp.	388,200	366,301
*Asia Chemical Corp.	138,000	54,316
*Asia Polymer Corp.	112,000	95,308
*Asia Vital Components Co., Ltd.	127,440	139,799
*Asustek Computer, Inc.	574,739	1,109,296
Aten International Co., Ltd.	36,380	65,202
#*AU Optronics Corp. Sponsored ADR	116,842	1,278,253
Aurora Corp.	67,693	76,136
*AV Tech Corp.	10,000	35,954
*Avermedia Technologies, Inc.	69,690	87,674
*Avision, Inc.	71,693	34,615
*Bank of Kaohsiung Co., Ltd.	165,360	55,166
Basso Industry Corp., Ltd.	63,000	62,413
*Bes Engineering Corp.	588,000	146,678
*Carnival Industrial Corp.	194,000	48,635
Catcher Co., Ltd.	80,509	180,240
*Cathay Financial Holdings Co., Ltd.	398,450	671,876
*Cathay Real Estate Development Co., Ltd.	246,000	108,496
*Chang Hwa Commercial Bank	749,000	337,252
*Cheng Loong Corp.	224,000	84,437
Cheng Shin Rubber Industry Co., Ltd.	117,758	224,875
*Cheng Uei Precision Industry Co., Ltd.	103,042	209,875
*Chi Mei Optoelectronic Corp.	1,151,264	895,231
*Chia Hsin Cement Corp.	161,730	79,442
Chicony Electronics Co., Ltd.	85,862	211,183
*China Airlines, Ltd.	444,952	148,606
*China Development Financial Holding Corp.	2,330,946	644,757
*China Electric Manufacturing Co., Ltd.	144,000	89,649
China Hi-Ment Corp.	45,618	58,137
*China Life Insurance Co., Ltd.	332,023	224,630
*China Man-Made Fiber Co., Ltd.	359,000	82,019
*China Metal Products Co., Ltd.	34,367	46,008
*China Motor Co., Ltd.	208,035	119,873
*China Petrochemical Development Corp.	464,280	172,793
*China Steel Chemical Corp.	48,227	125,018
China Steel Corp.	767,373	777,665
*China Synthetic Rubber Corp.	132,735	128,032
*Chinatrust Financial Holdings Co., Ltd.	944,203	514,003
*Chin-Poon Industrial Co., Ltd.	113,113	88,171
Chroma Ate, Inc.	84,453	164,693
*Chun Yuan Steel Industrial Co., Ltd.	213,035	83,958
*Chung Hsin Electric & Machinery Co., Ltd.	127,000	70,900
*Chung Hung Steel Corp.	333,512	155,613
*Chung Hwa Pulp Corp.	159,000	70,431
*Chungwa Picture Tubes Co., Ltd.	2,301,000	280,324

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Clevo Co.	65,736	$118,972
*CMC Magnetics Corp.	905,000	228,939
*Collins Co., Ltd.	46,200	15,901
Compal Communications, Inc.	94,000	103,362
*Compal Electronics, Inc.	667,802	925,810
*Compeq Manufacturing Co., Ltd.	397,000	113,622
*Continental Engineering Corp.	139,000	53,094
*Cosmos Bank Taiwan	47,809	13,204
CTCI Corp.	141,555	144,203
Cybertan Technology, Inc.	73,577	102,499
Cyntec Co., Ltd.	58,424	158,598
*Da-Cin Construction Co., Ltd.	78,000	47,326
Delta Electronics Industrial Co., Ltd.	140,920	424,344
*Depo Auto Parts Industrial Co., Ltd.	27,000	64,741
*Diamond Flower Electric Instrument Co., Ltd.	46,460	54,945
*D-Link Corp.	196,330	205,162
*E.Sun Financial Holding Co., Ltd.	1,058,675	395,268
*Eastern Media International Corp.	290,750	66,512
Elan Microelectronics Corp.	37,370	59,090
*E-LIFE MALL Corp.	24,000	32,520
Elite Semiconductor Memory Technology, Inc.	87,000	117,251
*Elitegroup Computer Systems Co., Ltd.	137,782	56,980
*EnTie Commercial Bank	8,500	2,170
Epistar Corp.	100,433	316,427
Eternal Chemical Co., Ltd.	166,642	160,788
*Eva Airways Corp.	319,303	125,797
*Everest Textile Co., Ltd.	110,000	21,411
*Evergreen International Storage & Transport Corp.	294,000	231,536
*Evergreen Marine Corp., Ltd.	298,000	171,995
*Everlight Chemical Industrial Corp.	149,000	124,531
Everlight Electronics Co., Ltd.	38,149	116,691
*Far Eastern Department Stores, Ltd.	206,177	196,143
*Far Eastern International Bank	519,211	165,369
Far Eastern New Century Corp.	450,021	491,834
*Federal Corp.	127,475	97,159
Feng Hsin Iron & Steel Co., Ltd.	87,550	142,538
*Feng Tay Enterprise Co., Ltd.	98,304	84,991
*First Financial Holding Co., Ltd.	921,558	514,193
*First Hotel	109,529	91,131
*First Insurance Co., Ltd. (The)	106,606	37,712
*Formosa Chemicals & Fiber Co., Ltd.	398,610	860,674
Formosa International Hotels Corp.	9,427	106,257
Formosa Plastics Corp.	372,360	772,142
*Formosa Taffeta Co., Ltd.	280,000	204,172
*Formosan Rubber Group, Inc.	156,000	130,276
Fortune Electric Co., Ltd.	72,450	61,446
Foxconn Technology Co., Ltd.	71,147	279,209
*Fubon Financial Holding Co., Ltd.	664,000	772,431
*G Shank Enterprise Co., Ltd.	72,480	53,817
*Getac Technology Corp.	123,000	98,568
Giant Manufacture Co., Ltd.	65,520	175,882
*Giga-Byte Technology Co., Ltd.	196,000	186,373
*Globe Union Industrial Corp.	89,552	84,904
Gold Circuit Electronics, Ltd.	131,263	49,316
*Goldsun Development & Construction Co., Ltd.	316,570	132,474
*Grand Pacific Petrochemical Corp.	267,000	135,361
Great Taipei Gas Co., Ltd.	177,000	97,387
*Great Wall Enterprise Co., Ltd.	86,740	88,418
Greatek Co., Ltd.	166,376	156,187
*Hey Song Corp.	181,000	107,407
Highwealth Construction Corp.	147,462	225,205

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Ho Tung Holding Corp.	211,000	$107,090
*Hocheng Corp.	114,300	38,583
Hon Hai Precision Industry Co., Ltd.	641,332	2,672,427
*Hong Tai Electric Industrial Co., Ltd.	68,000	27,217
Hotai Motor Co., Ltd.	94,000	205,101
*Hsin Kuang Steel Co., Ltd.	62,788	63,771
HTC Corp.	38,241	373,749
*Hua Eng Wire & Cable Co., Ltd.	238,000	80,549
*Hua Nan Financial Holding Co., Ltd.	833,126	481,626
Hung Poo Construction Corp.	74,467	105,966
*Hung Sheng Construction Co., Ltd.	220,000	132,318
*Ichia Technologies, Inc.	73,897	40,988
I-Chiun Precision Industry Co., Ltd.	46,000	70,243
*Inernational Semiconductor Technology, Ltd.	81,809	38,824
Infortrend Technology, Inc.	61,799	90,165
*Innolux Display Corp.	382,640	626,695
*Inventec Corp.	623,928	356,094
ITE Technology, Inc.	42,000	77,884
*Kao Hsing Chang Iron & Steel Corp.	140,000	32,162
*Kee Tai Properties Co., Ltd.	64,381	32,600
Kenda Rubber Industrial Co., Ltd.	149,094	151,438
*King Yuan Electronics Co., Ltd.	520,529	244,444
*Kingdom Construction Co., Ltd.	96,000	78,782
*King’s Town Bank	278,000	69,916
*King’s Town Construction Co., Ltd.	61,913	56,395
*Kinpo Electronics, Inc.	490,028	144,968
Kinsus Interconnect Technology Corp.	93,009	231,638
Knowledge-Yield-Excellence Systems Corp.	98,690	89,092
*Kuoyang Construction Co., Ltd.	68,000	51,093
*Kwong Fong Industries Corp.	174,000	53,587
*Lan Fa Textile Co., Ltd.	172,886	47,428
*Largan Precision Co., Ltd.	11,306	146,862
*Lee Chang Yung Chemical Industry Corp.	189,840	221,055
*Leofoo Development Co., Ltd.	101,000	59,579
Les Enphants Co., Ltd.	33,000	33,307
*Lien Hwa Industrial Corp.	191,001	89,645
*Lite-On Technology Corp.	390,377	494,925
*Long Bon International Co., Ltd.	141,915	77,963
*Long Chen Paper Co., Ltd.	262,969	84,105
*Lucky Cement Corp.	124,000	30,630
*Macronix International Co., Ltd.	869,775	483,738
Makalot Industrial Co., Ltd.	47,000	86,467
*Mayer Steel Pipe Corp.	52,409	38,113
Media Tek, Inc.	56,248	907,499
*Mega Financial Holding Co., Ltd.	1,837,000	988,375
*Mercuries & Associates, Ltd.	64,050	30,784
*Microelectronics Technology, Inc.	178,947	109,151
*Micro-Star International Co., Ltd.	277,233	171,660
*Mirle Automation Corp.	57,000	52,488
*Mitac International Corp.	374,966	171,797
Nan Ya Plastic Corp.	427,450	799,014
Nan Ya Printed Circuit Board Corp.	38,760	163,511
*Nankang Rubber Tire Co., Ltd.	116,515	162,362
*Nantex Industry Co., Ltd.	106,029	69,600
National Petroleum Co., Ltd.	111,000	118,614
*Nien Hsing Textile Co., Ltd.	135,000	72,592
Opto Tech Corp.	167,000	135,390
*Oriental Union Chemical Corp.	136,292	103,004
*Pan Jit International, Inc.	148,000	120,537
Pan-International Industrial Corp.	127,516	207,708
*Phihong Technology Co., Ltd.	153,348	148,142

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Pihsiang Machinery Mfg. Co., Ltd.	34,000	$56,464
*Pou Chen Corp.	561,906	421,576
*Prince Housing & Development Corp.	171,623	81,444
*Qisda Corp.	519,568	268,562
Quanta Computer, Inc.	168,715	335,849
*Radium Life Tech Corp.	80,297	66,573
Realtek Semiconductor Corp.	96,691	263,484
Richtek Technology Corp.	15,750	155,354
*Ritek Corp.	906,117	229,450
Ruentex Development Co., Ltd.	56,000	70,333
*Ruentex Industries, Ltd.	142,000	239,741
San Fang Chemical Industry Co., Ltd.	37,968	41,567
*Sanyang Industrial Co., Ltd.	241,551	91,147
*Sanyo Electric Co., Ltd.	110,000	109,039
Senao International Co., Ltd.	22,000	31,925
*Sheng Yu Steel Co., Ltd.	94,000	65,905
*Shihlin Electric & Engineering Corp.	79,000	95,600
*Shihlin Paper Corp.	44,000	97,369
*Shin Kong Financial Holding Co., Ltd.	1,061,626	404,441
*Shinkong Co., Ltd.	109,557	70,106
*Shinkong Synthetic Fibers Co., Ltd.	391,229	126,190
*Sigurd Microelectronics Corp.	81,559	45,023
*Silicon Integrated Systems Corp.	219,126	155,001
#Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	395,962
Silitech Technology Corp.	20,793	73,125
*Sincere Navigation Corp.	96,350	118,667
*Sinkong Textile Co., Ltd.	100,800	115,836
*SinoPac Holdings Co., Ltd.	1,578,000	517,047
*Sintek Photronics Corp.	377,061	270,780
Sinyi Realty, Inc.	33,288	63,115
Sitronix Technology Corp.	31,799	56,333
*Southeast Cement Co., Ltd.	151,000	51,767
*Spirox Corp.	38,141	26,216
*Springsoft, Inc.	64,498	68,142
*Standard Foods Taiwan, Ltd.	98,490	122,817
*Star Travel Taiwan Co., Ltd.	49,920	39,957
*Sunplus Technology Co., Ltd.	158,000	147,717
Sunrex Technology Corp.	98,028	103,853
Synnex Technology International Corp.	145,442	297,465
*T JOIN Transportation Co., Ltd.	155,000	101,517
*Ta Chen Stainless Pipe Co., Ltd.	115,412	84,736
*Ta Chong Bank, Ltd.	551,000	105,878
*Ta Ya Electric Wire & Cable Co., Ltd.	231,856	57,759
*Tah Hsin Industrial Corp.	71,000	49,182
*Ta-I Technology Co., Ltd.	69,200	84,978
*Taichung Commercial Bank	428,953	105,946
*Tainan Spinning Co., Ltd.	335,000	124,665
*Taishin Financial Holdings Co., Ltd.	1,232,000	495,561
*Taiwan Business Bank	801,300	206,700
*Taiwan Cement Corp.	675,306	626,722
*Taiwan Cooperative Bank	925,907	540,343
Taiwan Fertilizer Co., Ltd.	88,000	286,456
*Taiwan Fire & Marine Insurance Co., Ltd.	114,000	89,945
*Taiwan Glass Industrial Corp.	250,252	208,061
*Taiwan Hon Chuan Enterprise Co., Ltd.	66,409	108,039
*Taiwan Kolin Co., Ltd.	292,000	—
*Taiwan Life Insurance Co., Ltd.	69,886	85,258
*Taiwan Mask Corp.	142,000	53,848
Taiwan Navigation Co., Ltd.	66,000	83,870
Taiwan Secom Co., Ltd.	46,000	73,703
Taiwan Semiconductor Manufacturing Co., Ltd.	1,422,000	2,699,366

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taiwan Sogo Shinkong Security Co., Ltd.	51,117	$35,064
*Taiwan Styrene Monomer Corp.	203,528	112,978
*Taiwan Tea Corp.	128,345	72,609
*Taiyen Biotech Co., Ltd.	67,000	39,726
*Tatung Co., Ltd.	1,182,000	256,888
*Teco Electric & Machinery Co., Ltd.	602,000	242,603
*Test-Rite International Co., Ltd.	87,777	48,215
*Ton Yi Industrial Corp.	286,000	104,210
Tong Yang Industry Co., Ltd.	112,455	167,970
Transcend Information, Inc.	18,890	61,267
*Tsann Kuen Enterprise Co., Ltd.	33,280	53,928
TSRC Corp.	125,000	148,575
TTET Union Corp.	67,000	76,525
*Tung Ho Steel Enterprise Corp.	206,654	229,966
*TYC Brother Industrial Co., Ltd.	80,475	54,732
*Tyntek Corp.	132,722	110,249
U-Ming Marine Transport Corp.	83,000	157,940
*Unimicron Technology Corp.	148,208	179,294
*Union Bank of Taiwan	439,000	80,951
Uni-President Enterprises Corp.	429,930	458,391
*Unitech Printed Circuit Board Corp.	236,000	83,342
*United Integration Service Co., Ltd.	114,000	102,109
*United Microelectronics Corp.	2,061,081	1,018,741
*Universal Cement Corp.	165,000	83,243
*Universal Scientific Industrial Co., Ltd.	436,371	282,041
*UPC Technology Corp.	210,557	108,560
*USI Corp.	289,000	177,191
*Via Technologies, Inc.	94,996	51,498
*Walsin Lihwa Corp.	829,000	281,598
*Walsin Technology Corp., Ltd.	210,548	105,147
*Wan Hai Lines Co., Ltd.	187,950	93,924
*Waterland Financial Holdings	633,753	200,299
*Wei Chuan Food Corp.	45,000	47,986
*Winbond Electronics Corp.	938,000	228,990
*Wintek Corp.	519,000	401,764
Wistron Corp.	282,422	533,189
*Wistron NeWeb Corp.	43,452	68,748
WPG Holdings Co., Ltd.	96,000	148,215
*Yageo Corp.	677,000	234,697
*Yeung Cyang Industrial Co., Ltd.	153,356	119,460
*Yieh Phui Enterprise Co., Ltd.	451,358	172,230
*Yosun Industrial Corp.	154,560	146,744
*Yuanta Financial Holding Co., Ltd.	317,000	201,091
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	160,497
*Yulon Motor Co., Ltd.	232,783	233,610
*Yulon Nissan Motor Co., Ltd.	49,000	94,657
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	39,441
*Yung Tay Engineering Co., Ltd.	146,000	105,922
*Zig Sheng Industrial Co., Ltd.	195,865	73,275
Zinwell Corp.	87,010	175,411
*Zyxel Communication Corp.	156,118	125,052
TOTAL TAIWAN		57,904,303

THAILAND — (2.3%)
*Aapico Hitech PCL (Foreign) NVDR	116,100	30,428
*ACL Bank PCL (Foreign)	208,900	68,595
Advance Info Service PCL (Foreign)	124,900	312,297
Amata Corp. PCL (Foreign)	178,300	35,988
*Asia Plus Securities PCL (Foreign)	775,000	34,787
*Asian Insulators PCL (Foreign)	110,000	11,930
Asian Property Development PCL (Foreign) NVDR	503,100	74,264

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangchak Petroleum PCL (Foreign)	147,000	$62,883
Bangkok Aviation Fuel Services PCL (Foreign)	142,700	33,961
*Bangkok Bank PCL (Foreign)	212,100	722,015
*Bangkok Expressway PCL (Foreign)	186,900	113,170
*Bangkok Land PCL (Foreign) NVDR	4,574,000	71,652
Bank of Ayudhya PCL (Foreign) NVDR	421,900	247,840
Banpu PCL (Foreign)	14,600	234,867
BEC World PCL (Foreign)	135,100	97,677
Big C Supercenter PCL (Foreign) NVDR	69,300	85,594
C.P. ALL PCL (Foreign)	359,300	248,950
*Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	43,134
*Central Plaza Hotel PCL (Foreign)	110,000	12,924
Ch. Karnchang PCL (Foreign)	273,600	43,272
*Charoen Pokphand Foods PCL (Foreign)	843,900	292,359
*Delta Electronics (Thailand) PCL (Foreign)	141,700	74,703
Dynasty Ceramic PCL (Foreign)	67,400	62,436
*Erawan Group PCL (Foreign)	670,600	47,272
*G J Steel PCL (Foreign)	7,783,600	42,207
Glow Energy PCL (Foreign)	118,000	110,197
*Golden Land Property PCL (Foreign) NVDR	104,600	11,029
*Hana Microelectronics PCL (Foreign)	200,201	126,652
*Hermraj Land & Development PCL (Foreign)	3,184,300	72,905
Home Product Center PCL (Foreign)	317,471	39,403
Indorama Polymers PCL (Foreign)	179,900	49,046
*IRPC PCL (Foreign)	2,383,000	312,995
*Italian-Thai Development PCL (Foreign)	462,000	38,135
*Jasmine International PCL (Foreign)	184,500	2,612
*Kasikornbank PCL (Foreign)	288,400	764,549
Khon Kaen Sugar Industry PCL (Foreign)	294,900	127,928
*Kiatnakin Finance PCL (Foreign)	75,000	54,451
Kim Eng Securities Thailand PCL (Foreign)	127,600	39,208
*Krung Thai Bank PCL (Foreign)	1,605,300	464,253
*Krungthai Card PCL (Foreign)	68,000	25,606
L.P.N. Development PCL (Foreign) NVDR	352,000	69,986
Land & Houses PCL (Foreign) NVDR	769,100	126,272
*Loxley PCL (Foreign)	500,000	30,728
Major Cineplex Group PCL (Foreign)	167,000	43,769
*MBK Development PCL (Foreign)	37,500	81,620
Padaeng Industry PCL (Foreign) NVDR	40,900	20,823
Precious Shipping PCL (Foreign) NVDR	190,600	107,946
Property Perfect PCL (Foreign)	188,600	20,340
*PTT Aromatics & Refining PCL (Foreign)	221,347	164,035
*PTT Chemical PCL (Foreign)	143,000	365,093
PTT Exploration & Production PCL (Foreign)	129,400	514,559
PTT PCL (Foreign)	92,700	622,747
*PTT PCL (Foreign) NVDR	38,500	258,638
*Quality Houses PCL (Foreign)	1,109,700	74,214
Ratchaburi Electricity Generating Holding PCL (Foreign)	150,400	156,313
*Regional Container Lines PCL (Foreign)	148,500	42,946
Robinson Department Store PCL (Foreign)	233,400	72,421
*Rojana Industrial Park PCL (Foreign)	211,000	56,890
*Saha-Union PCL (Foreign)	105,000	61,997
*Sahaviriya Steel Industries PCL (Foreign)	2,001,500	67,531
Samart Corporation PCL (Foreign)	275,000	45,978
Samart I-Mobile PCL (Foreign)	620,000	32,686
*Sansiri PCL (Foreign)	299,400	39,325
Seamico Securities PCL (Foreign)	342,500	18,159
*Serm Suk PCL (Foreign) NVDR	81,500	38,546
*Shinawatra Satellite PCL (Foreign)	250,400	50,917
Siam Cement PCL (Foreign) NVDR (The)	34,900	229,197
*Siam City Bank PCL (Foreign)	264,200	244,740

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Siam City Cement PCL (Foreign)	20,700	$139,060
*Siam Commercial Bank PCL (Foreign)	193,000	463,677
*Siam Future Development PCL (Foreign)	134,000	12,595
Siam Makro PCL (Foreign)	28,800	75,481
*Sino-Thai Engineering & Construction PCL (Foreign)	369,400	58,979
*Supalai PCL (Foreign)	474,000	85,676
*Tata Steel (Thailand) PCL (Foreign)	1,392,000	75,901
*Thai Oil PCL (Foreign)	183,100	224,773
*Thai Plastic & Chemicals PCL (Foreign)	120,200	65,178
*Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	61,817
*Thai Union Frozen Products PCL (Foreign)	126,300	125,558
Thai Vegetable Oil PCL (Foreign)	111,575	56,804
*Thanachart Capital PCL (Foreign)	247,100	144,412
*Thoresen Thai Agencies PCL (Foreign)	105,710	84,390
*Ticon Industrial Connection PCL (Foreign)	154,200	40,878
TIPCO Foods (Thailand) PCL (Foreign)	99,600	13,322
Tisco Financial Group PCL (Foreign) NVDR	158,200	104,847
*TMB Bank PCL (Foreign)	4,173,700	159,681
*True Corp. PCL (Foreign)	707,800	62,688
Vanachai Group PCL (Foreign)	368,000	25,054
*Vinythai PCL (Foreign)	176,100	34,748

TOTAL THAILAND		11,118,109

TURKEY — (2.9%)
*Akbank T.A.S.	106,748	623,559
*Akcansa Cimento Sanayi ve Ticaret A.S.	33,384	163,194
*Akenerji Elektrik Uretim A.S.	8,639	104,841
*Aksa Akrilik Kimya Sanayii A.S.	73,193	122,817
*Aksigorta A.S.	73,247	90,427
*Alarko Holding A.S.	40,057	111,481
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	28,672
*Anadolu Anonim Turk Sigorta Sirketi A.S.	90,263	90,056
*Anadolu Cam Sanayii A.S.	43,439	61,632
Anadolu Hayat Sigorta A.S.	18,816	61,481
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,961	12,134
*Arcelik A.S.	98,071	387,733
*Asya Katilim Bankasi A.S.	162,263	421,333
*Aygaz A.S.	62,257	271,432
*Bagfas Bandirma Gubre Fabrikalari A.S.	979	75,182
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	8,696	28,123
*Bati Anabolu Cimento A.S.	12,114	56,887
BIM BirlesikMagazalar A.S.	8,975	407,165
*Bolu Cimento Sanayii A.S.	27,885	36,350
*Borusan Mannesmann Boru Sanayi A.S.	2,700	24,954
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	—	15
Bursa Cimento Fabrikasi A.S.	17,774	65,051
*Cimsa Cimento Sanayi ve Ticaret A.S.	27,426	144,838
Coca-Cola Icecek A.S.	14,861	122,767
*Dogan Gazetecilik A.S.	18,577	44,367
*Dogan Sirketler Grubu Holding A.S.	425,251	310,104
*Dogan Yayin Holding A.S.	—	—
*Dogus Otomotiv Servis ve Ticaret A.S.	16,749	59,869
*Enka Insaat ve Sanayi A.S.	40,822	190,018
*Eregli Demir ve Celik Fabrikalari Turk A.S.	186,824	588,569
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,211	40,930
Ford Otomotiv Sanayi A.S.	28,192	197,772
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	18,694
*Global Yatirim Holding A.S.	111,942	60,889
*Goldas Kuyumculuk Sanayi A.S.	42,137	34,670
*Goodyear Lastikleri T.A.S.	3,540	32,984
*GSD Holding A.S.	192,361	118,013

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Gunes Sigorta A.S.	26,269	$42,324
*Haci Omer Sabanci Holding A.S.	52,445	226,005
*Hurriyet Gazetecilik ve Matbaacilik A.S.	108,056	136,446
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	92,160	73,367
*Izmir Demir Celik Sanayii A.S.	23,843	36,081
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	62,083	34,203
*Karton Sanayi ve Ticaret A.S.	715	50,847
*Koc Holding A.S. Series B	147,682	500,005
*Mardin Cimento Sanayii ve Ticaret A.S.	19,480	95,111
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
*Nortel Networks Netas Telekomuenikasyon A.S.	2,255	87,260
Otobus Karoseri Sanayi A.S.	2,922	33,659
*Petkim Petrokimya Holding A.S.	50,925	304,284
*Pinar Sut Mamulleri Sanayii A.S.	11,295	56,013
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	23,277	46,582
*Sekerbank T.A.S.	125,415	214,862
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	58,685	123,083
*Tat Konserve Sanayii A.S.	32,639	70,241
*TAV Havalimanlari Holding A.S.	33,314	136,500
*Tekfen Holding A.S.	30,999	115,410
*Tekstil Bankasi A.S.	71,792	52,521
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
*Tofas Turk Otomobil Fabrikasi A.S.	43,093	162,140
*Trakya Cam Sanayii A.S.	89,610	120,767
Tupras-Turkiye Petrol Rafinerileri A.S.	39,906	821,636
*Turcas Petrol A.S.	30,713	108,779
*Turk Demir Dokum Fabrikalari A.S.	—	1
*Turk Ekonomi Bankasi A.S.	130,781	219,686
*Turk Sise ve Cam Fabrikalari A.S.	161,623	208,865
Turkcell Iletisim Hizmetleri A.S. ADR	30,400	552,976
*Turkiye Garanti Bankasi A.S.	305,021	1,279,285
Turkiye Halk Bankasi A.S.	34,564	234,784
*Turkiye Is Bankasi A.S.	238,841	1,049,185
*Turkiye Sinai Kalkinma Bankasi A.S.	117,803	149,126
*Turkiye Vakiflar Bankasi T.A.O.	302,500	801,886
*Ulker Biskuvi Sanayi A.S.	33,575	86,686
*Vestel Elektronik Sanayi ve Ticaret A.S.	38,163	68,684
Yapi Kredi Sigorta A.S.	10,771	95,546
*Yapi ve Kredi Bankasi A.S.	119,023	286,632
*Zorlu Enerji Elektrik Uretim A.S.	44,890	97,186

TOTAL TURKEY		13,987,658

TOTAL COMMON STOCKS		436,646,399

PREFERRED STOCKS — (4.5%)
BRAZIL — (4.5%)
#Banco Bradesco SA Sponsored ADR	151,800	2,513,808
*Braskem SA Preferred A Sponsored ADR	25,800	358,878
Centrais Electricas de Santa Catarina SA	9,050	174,759
#Cia Vale do Rio Doce	203,454	4,593,991
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	9,913	661,395
Companhia de Transmissao de Energia Eletrica Paulista	6,400	161,103
Companhia Energetica de Minas Gerais SA Sponsored ADR	45,500	758,485
Companhia Energetica do Ceara Coelce Series A	5,600	88,471
Companhia Paranaense de Energia-Copel Sponsored ADR	19,900	404,965
Confab Industrial SA	48,246	126,438
Gerdau SA Sponsored ADR	168,600	2,267,670
*Gol Linhas Aereas Inteligentes SA	16,700	204,653
Klabin SA	163,000	421,984
Lojas Americanas SA	47,000	329,873
Marcopolo SA	38,000	153,008
Metalurgica Gerdau SA	75,200	1,250,275

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Net Servicos de Comunicacao SA	28,391	$328,342
Net Servicos de Comunicacao SA Preferred ADR	15,410	182,300
Randon e Participacoes SA	28,200	228,891
Saraiva SA Livreiros Editores	3,300	60,398
Suzano Papel e Celullose SA	83,600	900,751
Tele Norte Leste Participacoes SA ADR	34,000	605,880
Telecomunicacoes de Sao Paulo SA ADR	24,200	541,596
*Telemar Norte Leste SA	7,800	227,752
Tim Participacoes SA ADR	10,080	264,802
*Ultrapar Participacoes SA	22,136	973,514
*Ultrapar Participacoes SA Sponsored ADR	2,300	101,039
*Uniao de Industrias Petroquimicas SA Series B	125,400	69,186
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	3,009,549

TOTAL BRAZIL		21,963,756

TOTAL PREFERRED STOCKS		21,963,756

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*JBS SA Rights 01/29/10	157	31

CHILE — (0.0%)
*Cia General de Electricidad SA Rights 12/16/09	2,319	4

INDONESIA — (0.0%)
*PT Energi Mega Persada Tbk Rights 02/08/10	2,509,091	537

MALAYSIA — (0.0%)
*Hunza Properties Berhad Rights 02/19/10	16,770	2,630
*Malaysian Resources Corp. Berhad Rights 02/19/10	162,000	13,773
*Media Prima Berhad Warrants 12/31/14	4,371	641

TOTAL MALAYSIA		17,044

POLAND — (0.0%)
*Boryszew SA Rights	12,909	33,149

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	1,772,868	5,875
*Sansiri PCL (Foreign) Warrants 01/20/15	149,700	—

TOTAL THAILAND		5,875

TOTAL RIGHTS/WARRANTS		56,640

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (5.4%)
§@DFA Short Term Investment Fund LP	24,589,503	24,589,503
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,506,174) to be repurchased at $1,476,656	$1,477	1,476,641

TOTAL SECURITIES LENDING COLLATERAL		26,066,144

TOTAL INVESTMENTS — (100.0%) (Cost $384,878,424)##		$484,732,939

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$34,365,077	—	—	$34,365,077
Chile	10,419,630	—	—	10,419,630
China	10,996,216	$42,584,704	—	53,580,920
Czech Republic	—	2,889,038	—	2,889,038
Hungary	42,288	3,669,463	—	3,711,751
India	3,638,550	48,031,993	—	51,670,543
Indonesia	1,644,930	11,524,131	—	13,169,061
Israel	898,033	9,105,509	—	10,003,542
Malaysia	99,421	17,798,476	—	17,897,897
Mexico	26,556,680	—	—	26,556,680
Philippines	386,193	3,585,550	—	3,971,743
Poland	—	10,124,473	—	10,124,473
Russia	40,390	13,550,188	—	13,590,578
South Africa	7,228,781	41,080,842	—	48,309,623
South Korea	8,743,731	44,632,042	—	53,375,773
Taiwan	1,946,911	55,957,392	—	57,904,303
Thailand	11,118,109	—	—	11,118,109
Turkey	915,428	13,072,230	—	13,987,658
Preferred Stocks
Brazil	21,963,756	—	—	21,963,756
Rights/Warrants
Brazil	31	—	—	31
Chile	4	—	—	4
Indonesia	537	—	—	537
Malaysia	641	16,403	—	17,044
Poland	—	33,149	—	33,149
Thailand	5,875	—	—	5,875
Securities Lending Collateral	—	26,066,144	—	26,066,144

TOTAL	$141,011,212	$343,721,727	—	$484,732,939

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (79.7%)
Consumer Discretionary — (13.0%)
*1-800-FLOWERS.COM, Inc.	600	$1,243
#Aaron’s, Inc.	1,000	27,860
#Abercrombie & Fitch Co.	400	12,616
*AC Moore Arts & Crafts, Inc.	400	1,120
Advance Auto Parts, Inc.	600	23,670
*Aeropostale, Inc.	850	27,957
*AFC Enterprises, Inc.	500	4,100
*AH Belo Corp.	600	3,666
*Aldila, Inc.	200	840
#*Amazon.com, Inc.	1,100	137,951
*American Apparel, Inc.	700	1,981
#*American Axle & Manufacturing Holdings, Inc.	1,500	14,025
American Eagle Outfitters, Inc.	8,800	139,832
*America’s Car-Mart, Inc.	400	9,412
*Amerigon, Inc.	300	2,445
#*AnnTaylor Stores Corp.	1,200	15,072
*Apollo Group, Inc. Class A	400	24,236
#Arbitron, Inc.	300	7,593
#*ArvinMeritor, Inc.	2,100	20,349
*Asbury Automotive Group, Inc.	1,000	11,070
*Atrinsic, Inc.	338	226
*Audiovox Corp. Class A	1,100	7,315
#*AutoNation, Inc.	3,100	55,800
*Autozone, Inc.	200	31,006
*Ballantyne Strong, Inc.	500	1,665
#Barnes & Noble, Inc.	1,700	29,716
*Beasley Broadcast Group, Inc.	300	1,077
bebe stores, inc.	1,700	10,506
#*Bed Bath & Beyond, Inc.	800	30,960
#Belo Corp.	3,000	19,920
Best Buy Co., Inc.	1,140	41,781
Big 5 Sporting Goods Corp.	1,100	16,071
*Big Lots, Inc.	1,500	42,615
Black & Decker Corp.	900	58,194
#*Blockbuster, Inc. Class A	1,220	549
*Blue Nile, Inc.	200	10,310
*Bluegreen Corp.	500	1,220
Blyth, Inc.	275	7,725
Bob Evans Farms, Inc.	1,000	27,910
Bon-Ton Stores, Inc. (The)	300	2,625
Books-A-Million, Inc.	600	3,822
*Borders Group, Inc.	3,000	2,580
BorgWarner, Inc.	1,400	49,126
Brinker International, Inc.	1,600	26,112
*Brink’s Home Security Holdings, Inc.	1,100	45,100
#*Brookfield Homes Corp.	1,400	10,164
Brown Shoe Co., Inc.	1,300	15,925
#Buckle, Inc.	500	15,170
#*Buffalo Wild Wings, Inc.	400	18,724
#*Cabela’s, Inc.	1,300	20,956
#Cablevision Systems Corp.	600	15,384
*Cache, Inc.	600	2,520
*California Coastal Communities, Inc.	300	420
#Callaway Golf Co.	1,780	13,279
#*Career Education Corp.	1,700	36,975
*Caribou Coffee Co., Inc.	600	4,338
*CarMax, Inc.	2,400	49,512
*Carmike Cinemas, Inc.	300	2,169

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carnival Corp.	8,400	$279,972
*Carriage Services, Inc.	700	2,695
*Carrols Restaurant Group, Inc.	300	1,893
*Carter’s, Inc.	1,000	25,860
*Casual Male Retail Group, Inc.	800	2,240
#Cato Corp. Class A	900	18,405
*Cavco Industries, Inc.	200	7,168
CBS Corp.	200	2,590
CBS Corp. Class B	6,200	80,166
*CEC Entertainment, Inc.	500	16,595
#*Charming Shoppes, Inc.	500	2,905
#*Cheesecake Factory, Inc.	2,000	42,280
*Chico’s FAS, Inc.	1,100	14,047
#*Children’s Place Retail Stores, Inc. (The)	300	9,540
#*Chipotle Mexican Grill, Inc.	160	15,434
#Choice Hotels International, Inc.	700	22,218
Christopher & Banks Corp.	700	4,655
#*Citi Trends, Inc.	200	6,226
CKE Restaurants, Inc.	203	1,697
#*Clear Channel Outdoor Holdings, Inc.	2,200	22,330
Coach, Inc.	500	17,440
#*Coinstar, Inc.	958	24,745
*Coldwater Creek, Inc.	2,377	10,601
#Columbia Sportswear Co.	1,000	41,380
Comcast Corp. Class A	10,200	161,466
Comcast Corp. Special Class A	6,900	104,466
#*Conn’s, Inc.	700	3,934
#Cooper Tire & Rubber Co.	2,100	35,763
#*Core-Mark Holding Co., Inc.	200	5,964
#*Corinthian Colleges, Inc.	2,800	39,200
Cracker Barrel Old Country Store, Inc.	400	14,784
*Craftmade International, Inc.	72	216
#*Crocs, Inc.	3,400	24,990
#*Crown Media Holdings, Inc.	1,400	1,974
CSS Industries, Inc.	300	5,199
*Culp, Inc.	500	6,505
*Cybex International, Inc.	500	625
#D.R. Horton, Inc.	2,300	27,117
#Darden Restaurants, Inc.	700	25,872
#*Deckers Outdoor Corp.	200	19,634
#DeVry, Inc.	300	18,318
#*Dick’s Sporting Goods, Inc.	900	20,133
#Dillard’s, Inc.	1,700	28,152
#*DineEquity, Inc.	900	20,466
#*DIRECTV Class A	16,702	506,906
*Discovery Communications, Inc.	3,700	97,162
DISH Network Corp.	300	5,478
Disney (Walt) Co.	23,147	683,994
*Dixie Group, Inc.	400	954
*Dollar Tree, Inc.	400	19,808
#*Domino’s Pizza, Inc.	600	6,780
*Dorman Products, Inc.	200	3,090
*Dress Barn, Inc. (The)	1,482	34,886
*Drew Industries, Inc.	600	11,160
*DSW, Inc.	100	2,410
#*Eastman Kodak Co.	3,800	22,990
*Emerson Radio Corp.	700	1,680
*Emmis Communications Corp. Class A	1,000	1,180
#*Entercom Communications Corp.	700	5,922
*Entravision Communications Corp.	2,100	6,237
*Ethan Allen Interiors, Inc.	1,000	14,490

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EW Scripps Co.	665	$4,522
*Exide Technologies	3,900	30,147
#Family Dollar Stores, Inc.	700	21,616
*Famous Dave’s of America, Inc.	400	2,500
*Federal Mogul Corp.	2,600	42,588
#*FGX International Holdings, Ltd.	500	9,825
#Finish Line, Inc. Class A	2,300	25,507
#Foot Locker, Inc.	7,000	79,030
#*Ford Motor Co.	48,399	524,645
#*Fossil, Inc.	1,600	52,240
#*Fuel Systems Solutions, Inc.	500	17,820
#*Furniture Brands International, Inc.	1,100	5,676
#*GameStop Corp. Class A	3,400	67,218
*GameTech International, Inc.	300	480
Gannett Co., Inc.	3,200	51,680
Gap, Inc.	2,200	41,976
#*Gaylord Entertainment Co.	1,200	23,088
*Genesco, Inc.	600	14,148
Gentex Corp.	1,600	30,672
#Genuine Parts Co.	2,300	86,664
*G-III Apparel Group, Ltd.	600	10,446
*Goodyear Tire & Rubber Co.	1,300	17,342
*Gray Television, Inc.	1,900	3,762
*Great Wolf Resorts, Inc.	1,400	3,234
#*Group 1 Automotive, Inc.	500	14,500
#Guess?, Inc.	300	11,913
*Gymboree Corp.	600	23,406
H&R Block, Inc.	1,300	27,976
*Hanesbrands, Inc.	700	16,079
#Harley-Davidson, Inc.	1,300	29,562
Harman International Industries, Inc.	200	7,110
#Harte-Hanks, Inc.	1,200	12,672
Hasbro, Inc.	600	18,330
*Hawk Corp.	440	7,643
*Helen of Troy, Ltd.	709	16,711
Hillenbrand, Inc.	1,000	18,350
*Hollywood Media Corp.	1,200	1,608
Home Depot, Inc.	9,200	257,692
Hooker Furniture Corp.	200	2,542
#*Hovnanian Enterprises, Inc.	2,600	9,464
#*Iconix Brand Group, Inc.	3,200	40,384
Interactive Data Corp.	2,100	60,123
International Speedway Corp.	1,500	38,565
#*Interpublic Group of Cos., Inc.	7,100	45,866
*Interval Leisure Group, Inc.	900	11,448
*iRobot Corp.	900	14,220
#*ITT Educational Services, Inc.	200	19,374
*J. Alexander’s Corp.	150	503
#J.C. Penney Co., Inc.	1,600	39,728
*Jack in the Box, Inc.	2,000	39,020
#*Jackson Hewitt Tax Service, Inc.	900	2,466
#*JAKKS Pacific, Inc.	1,300	14,300
*Jo-Ann Stores, Inc.	700	24,514
Johnson Controls, Inc.	4,500	125,235
*Johnson Outdoors, Inc.	300	3,183
Jones Apparel Group, Inc.	200	2,888
#*Jos. A. Bank Clothiers, Inc.	800	33,528
Journal Communications, Inc.	2,100	7,392
#*K12, Inc.	300	5,997
#KB Home	2,000	30,560
*Kenneth Cole Productions, Inc. Class A	300	3,072

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Knology, Inc.	400	$4,368
*Kohl’s Corp.	1,100	55,407
*Kona Grill, Inc.	280	1,008
*Krispy Kreme Doughnuts, Inc.	600	1,692
KSW, Inc.	300	1,179
#*K-Swiss, Inc. Class A	500	4,540
*Lakeland Industries, Inc.	200	1,686
#*Lamar Advertising Co.	300	8,580
•*Lazare Kaplan International, Inc.	300	750
*La-Z-Boy, Inc.	800	8,120
*Leapfrog Enterprises, Inc.	500	1,655
*Learning Tree International, Inc.	500	5,510
*Lee Enterprises, Inc.	2,000	8,480
#Leggett & Platt, Inc.	3,100	56,606
#Lennar Corp. Class A	2,500	38,400
Lennar Corp. Class B	240	2,926
*Libbey, Inc.	600	6,186
#*Liberty Global, Inc. Class A	2,000	50,760
#*Liberty Global, Inc. Series C	1,600	40,096
*Liberty Media Corp. Capital Class A	4,600	119,094
*Liberty Media Corp. Interactive Class A	18,000	186,840
*Liberty Media Corp. Series A	820	38,458
#*Life Time Fitness, Inc.	400	9,580
#*Lifetime Brands, Inc.	500	3,985
Limited Brands, Inc.	7,500	142,650
*LIN TV Corp.	800	3,816
#*Lincoln Educational Services Corp.	800	16,576
*Lithia Motors, Inc.	400	3,120
#*Live Nation Entertainment, Inc.	2,100	24,087
*LKQ Corp.	2,000	37,500
#*LodgeNet Interactive Corp.	400	2,188
*Lodgian, Inc.	900	2,214
Lowe’s Cos., Inc.	12,000	259,800
*Luby’s, Inc.	1,000	3,430
*M/I Homes, Inc.	500	5,160
#Macy’s, Inc.	13,400	213,462
*Maidenform Brands, Inc.	300	4,485
Marcus Corp.	900	10,062
#Marine Products Corp.	1,100	5,566
#Marriott International, Inc. Class A	606	15,895
#*Martha Stewart Living Omnimedia, Inc.	1,500	6,645
Mattel, Inc.	2,100	41,412
#Matthews International Corp. Class A	900	30,465
*McClatchy Co. (The)	1,100	5,885
McDonald’s Corp.	2,600	162,318
McGraw-Hill Cos., Inc.	300	10,635
MDC Holdings, Inc.	2,500	84,000
*Media General, Inc.	1,100	8,965
*Mediacom Communications Corp.	900	3,744
#Men’s Wearhouse, Inc. (The)	1,800	36,270
#Meredith Corp.	900	27,882
#*Meritage Homes Corp.	1,600	35,824
*Midas, Inc.	200	1,650
#*Modine Manufacturing Co.	1,400	13,314
#*Mohawk Industries, Inc.	1,580	65,428
Monro Muffler Brake, Inc.	650	22,243
*Morgans Hotel Group Co.	500	2,005
#*Morningstar, Inc.	540	25,520
#Movado Group, Inc.	900	9,837
*Nathan’s Famous, Inc.	200	3,010
#*Netflix, Inc.	400	24,900

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*New York & Co., Inc.	500	$1,800
*New York Times Co. Class A (The)	5,400	69,768
Newell Rubbermaid, Inc.	6,900	93,633
News Corp. Class A	12,600	158,886
News Corp. Class B	7,560	110,981
NIKE, Inc. Class B	700	44,625
#Nordstrom, Inc.	500	17,270
#Nutri/System, Inc.	200	4,072
*O’Charley’s, Inc.	900	6,660
*Office Depot, Inc.	11,700	66,456
*OfficeMax, Inc.	700	9,079
Omnicom Group, Inc.	1,000	35,300
*Orbitz Worldwide, Inc.	400	2,456
*O’Reilly Automotive, Inc.	2,700	102,060
*Orleans Homebuilders, Inc.	500	730
*Outdoor Channel Holdings, Inc.	1,000	5,050
#*Overstock.com, Inc.	300	3,558
#Oxford Industries, Inc.	600	10,704
#*P.F. Chang’s China Bistro, Inc.	800	30,880
#*Pacific Sunwear of California, Inc.	1,900	6,688
*Palm Harbor Homes, Inc.	700	1,435
#*Panera Bread Co.	500	35,710
#*Papa John’s International, Inc.	500	11,800
#*Peet’s Coffee & Tea, Inc.	400	13,080
#*Penske Automotive Group, Inc.	2,600	36,556
*Perry Ellis International, Inc.	400	6,412
PetSmart, Inc.	700	18,025
Phillips-Van Heusen Corp.	1,300	51,077
*Pier 1 Imports, Inc.	1,400	7,140
#Polaris Industries, Inc.	501	22,149
#Polo Ralph Lauren Corp.	300	24,600
*Premier Exhibitions, Inc.	300	378
#*Pre-Paid Legal Services, Inc.	268	10,685
#*Priceline.com, Inc.	200	39,070
#Primedia, Inc.	1,600	4,928
*Princeton Review, Inc.	800	3,384
*Pulte Homes, Inc.	6,260	65,855
*Quiksilver, Inc.	6,400	12,928
RadioShack Corp.	3,000	58,560
*RC2 Corp.	500	7,185
*RCN Corp.	800	7,848
*Red Lion Hotels Corp.	600	3,558
#*Red Robin Gourmet Burgers, Inc.	700	12,901
#Regis Corp.	2,200	35,046
*Rent-A-Center, Inc.	2,300	46,000
*Rentrak Corp.	400	6,684
RG Barry Corp.	300	2,655
#Ross Stores, Inc.	500	22,965
#*Royal Caribbean Cruises, Ltd.	800	20,872
*Rubio’s Restaurants, Inc.	200	1,550
#*Ruby Tuesday, Inc.	1,500	10,365
*Ruth’s Hospitality Group, Inc.	1,200	3,348
#Ryland Group, Inc.	200	4,452
*Saga Communications, Inc.	100	1,310
#*Saks, Inc.	400	2,576
*Salem Communications Corp.	400	2,140
*Sally Beauty Holdings, Inc.	2,700	22,518
Scripps Networks Interactive, Inc.	800	34,160
#*Sears Holdings Corp.	900	83,952
Service Corp. International	13,400	102,778
#Sherwin-Williams Co.	600	38,010

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shiloh Industries, Inc.	700	$3,150
*Shutterfly, Inc.	300	4,746
#*Sinclair Broadcast Group, Inc. Class A	2,700	13,635
*Skechers U.S.A., Inc. Class A	700	19,642
Skyline Corp.	400	7,324
*Smith & Wesson Holding Corp.	400	1,584
Snap-On, Inc.	1,600	65,408
*Sonic Automotive, Inc.	2,000	19,100
*Sonic Corp.	1,400	11,802
#Sotheby’s Class A	1,600	37,184
*Spanish Broadcasting System, Inc.	1,000	830
Spartan Motors, Inc.	1,100	6,600
Speedway Motorsports, Inc.	1,500	24,930
Stage Stores, Inc.	900	11,628
*Stamps.com, Inc.	700	6,188
*Standard Motor Products, Inc.	402	3,152
*Standard Pacific Corp.	4,600	16,698
Stanley Works (The)	1,100	56,375
#Staples, Inc.	2,320	54,427
*Starbucks Corp.	700	15,253
#Starwood Hotels & Resorts Worldwide, Inc.	700	23,324
*Steak n Shake Co. (The)	50	16,062
*Stein Mart, Inc.	2,200	17,380
*Steven Madden, Ltd.	500	20,070
#Sturm Ruger & Co., Inc.	500	5,210
#Superior Industries International, Inc.	800	11,768
#Systemax, Inc.	988	17,320
*Tandy Brands Accessories, Inc.	100	295
*Tandy Leather Factory, Inc.	300	1,110
Target Corp.	3,000	153,810
*Tempur-Pedic International, Inc.	700	17,423
*Tenneco, Inc.	1,300	22,984
#*Texas Roadhouse, Inc.	2,200	25,586
Thor Industries, Inc.	1,300	41,275
Tiffany & Co.	600	24,366
*Timberland Co. Class A	1,000	17,200
Time Warner Cable, Inc.	3,380	147,334
Time Warner, Inc.	14,066	386,112
#TJX Cos., Inc. (The)	1,000	38,010
*Toll Brothers, Inc.	2,800	51,716
#*Tractor Supply Co.	700	35,329
#*True Religion Apparel, Inc.	700	13,517
*TRW Automotive Holdings Corp.	5,300	122,059
*Tuesday Morning Corp.	600	2,622
Tupperware Corp.	600	25,476
#*Under Armour, Inc. Class A	200	5,080
*Unifi, Inc.	3,100	10,354
UniFirst Corp.	440	22,106
*Universal Electronics, Inc.	500	11,885
*Universal Technical Institute, Inc.	500	9,185
#*Urban Outfitters, Inc.	1,000	31,570
V.F. Corp.	1,480	106,604
#*Vail Resorts, Inc.	1,000	33,700
*Valassis Communications, Inc.	600	12,558
#*Viacom, Inc. Class A	200	6,162
*Viacom, Inc. Class B	1,600	46,624
#*Volcom, Inc.	300	4,731
*Warnaco Group, Inc.	1,500	58,080
*Warner Music Group Corp.	400	1,932
#Weight Watchers International, Inc.	400	11,544
Wendy’s/Arby’s Group, Inc.	3,425	15,789

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Wet Seal, Inc. (The)	4,000	$13,400
#Whirlpool Corp.	2,400	180,432
Wiley (John) & Sons, Inc. Class A	940	39,245
*Williams Controls, Inc.	200	1,510
Williams-Sonoma, Inc.	2,500	47,450
*Winnebago Industries, Inc.	500	5,975
Wolverine World Wide, Inc.	900	23,805
World Wrestling Entertainment, Inc.	700	11,200
#Wyndham Worldwide Corp.	5,000	104,950
Yum! Brands, Inc.	800	27,368
#*Zale Corp.	200	436
#*Zumiez, Inc.	300	3,819

Total Consumer Discretionary		12,253,920

Consumer Staples — (5.5%)
#Alberto-Culver Co.	2,200	62,458
Alico, Inc.	200	5,128
Andersons, Inc. (The)	900	24,282
Archer-Daniels-Midland Co.	5,900	176,705
#Avon Products, Inc.	1,100	33,154
*Bare Escentuals, Inc.	1,200	21,804
*BJ’s Wholesale Club, Inc.	2,000	67,580
#Calavo Growers, Inc.	300	5,028
Cal-Maine Foods, Inc.	600	19,590
Campbell Soup Co.	800	26,488
Casey’s General Stores, Inc.	1,800	55,224
*Central Garden & Pet Co.	500	4,770
*Chiquita Brands International, Inc.	1,600	23,472
Church & Dwight Co., Inc.	1,900	114,551
Clorox Co.	500	29,585
Coca-Cola Co.	4,400	238,700
Coca-Cola Enterprises, Inc.	1,280	25,843
Colgate-Palmolive Co.	900	72,027
#ConAgra, Inc.	2,800	63,672
Corn Products International, Inc.	3,200	90,944
Costco Wholesale Corp.	1,300	74,659
*Darling International, Inc.	1,800	14,022
*Dean Foods Co.	2,480	43,722
Del Monte Foods Co.	7,400	84,212
#Diamond Foods, Inc.	500	17,960
#*Elizabeth Arden, Inc.	1,200	18,624
*Energizer Holdings, Inc.	500	27,750
Estee Lauder Cos., Inc.	400	21,008
Farmer Brothers Co.	500	8,595
#Flowers Foods, Inc.	1,700	41,293
General Mills, Inc.	1,000	71,310
#*Great Atlantic & Pacific Tea Co.	1,400	10,486
#*Green Mountain Coffee, Inc.	600	50,892
H.J. Heinz Co.	600	26,178
#*Hain Celestial Group, Inc.	1,300	20,787
#Hershey Co. (The)	800	29,144
Hormel Foods Corp.	2,700	104,490
*HQ Sustainable Maritime Industries, Inc.	200	1,408
Ingles Markets, Inc.	300	4,248
Inter Parfums, Inc.	750	9,983
J & J Snack Foods Corp.	600	25,086
J.M. Smucker Co.	1,720	103,320
Kellogg Co.	700	38,094
Kimberly-Clark Corp.	900	53,451
Kraft Foods, Inc.	18,203	503,495
Kroger Co. (The)	2,300	49,289

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Lancaster Colony Corp.	600	$32,730
Lance, Inc.	1,000	22,240
*Lifeway Foods, Inc.	200	2,390
McCormick & Co., Inc.	500	18,150
*Medifast, Inc.	100	1,665
#Nash-Finch Co.	400	13,800
*National Beverage Corp.	700	8,071
*Omega Protein Corp.	700	3,010
*Overhill Farms, Inc.	400	1,764
*Pantry, Inc.	800	10,776
*Parlux Fragrances, Inc.	700	1,190
PepsiAmericas, Inc.	3,000	87,150
PepsiCo, Inc.	2,900	172,898
*Pilgrim’s Pride Corp.	1,380	12,241
PriceSmart, Inc.	900	18,009
Procter & Gamble Co.	13,300	818,615
*Ralcorp Holdings, Inc.	800	49,440
*Reddy Ice Holdings, Inc.	800	4,000
Rocky Mountain Chocolate Factory, Inc.	200	1,740
#Ruddick Corp.	2,000	56,700
Safeway, Inc.	3,600	80,820
Sanderson Farms, Inc.	600	28,050
*Sanfilippo (John B.) & Son, Inc.	200	3,050
Sara Lee Corp.	4,000	48,560
#*Smithfield Foods, Inc.	4,000	60,240
Spartan Stores, Inc.	700	9,478
#*SUPERVALU, Inc.	3,800	55,898
#Sysco Corp.	1,300	36,387
Tasty Baking Co.	300	2,067
#Tootsie Roll Industries, Inc.	1,273	33,136
Tyson Foods, Inc. Class A	6,500	89,830
*United Natural Foods, Inc.	1,200	32,532
Wal-Mart Stores, Inc.	12,200	651,846
WD-40 Co.	400	12,308
Weis Markets, Inc.	788	27,982
*Whole Foods Market, Inc.	4,200	114,324

Total Consumer Staples		5,237,598

Energy — (9.7%)
#*Allis-Chalmers Energy, Inc.	1,800	6,570
Alon USA Energy, Inc.	2,200	15,752
*Alpha Natural Resources, Inc.	2,367	96,124
Anadarko Petroleum Corp.	4,100	261,498
Apache Corp.	2,969	293,248
Arch Coal, Inc.	1,500	31,605
*Arena Resources, Inc.	320	12,269
*Atlas Energy, Inc.	1,200	36,300
*ATP Oil & Gas Corp.	2,400	34,728
*Atwood Oceanics, Inc.	600	20,112
#Baker Hughes, Inc.	600	27,168
#*Basic Energy Services, Inc.	800	7,512
#Berry Petroleum Corp. Class A	1,000	27,080
#*Bill Barrett Corp.	2,100	65,100
BJ Services Co.	3,900	80,613
#*Brigham Exploration Co.	1,900	24,776
*Bristow Group, Inc.	700	24,990
*Bronco Drilling Co., Inc.	500	2,510
#Cabot Oil & Gas Corp.	1,800	68,886
*Cameron International Corp.	1,392	52,423
CARBO Ceramics, Inc.	600	39,552
#*Carrizo Oil & Gas, Inc.	700	16,800

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Cheniere Energy, Inc.	900	$2,565
Chesapeake Energy Corp.	5,100	126,378
Chevron Corp.	19,500	1,406,340
Cimarex Energy Co.	2,700	132,867
*Clayton Williams Energy, Inc.	300	9,846
*CNX Gas Corp.	700	18,781
*Complete Production Services, Inc.	2,100	26,313
*Comstock Resources, Inc.	1,300	50,687
ConocoPhillips	13,100	628,800
CONSOL Energy, Inc.	800	37,288
*Contango Oil & Gas Co.	300	14,625
*Crosstex Energy, Inc.	400	3,100
*CVR Energy, Inc.	4,300	34,486
*Dawson Geophysical Co.	200	4,338
#*Delta Petroleum Corp.	1,000	1,270
#*Denbury Resources, Inc.	1,200	16,260
#Devon Energy Corp.	2,400	160,584
#Diamond Offshore Drilling, Inc.	300	27,459
*Dresser-Rand Group, Inc.	1,100	32,538
*Dril-Quip, Inc.	700	36,743
El Paso Corp.	3,800	38,570
*Encore Acquisition Co.	1,700	80,954
*Energy Partners, Ltd.	62	531
*ENGlobal Corp.	400	1,228
#EOG Resources, Inc.	1,402	126,769
*Evolution Petroleum Corp.	1,000	4,540
Exxon Mobil Corp.	13,700	882,691
*FMC Technologies, Inc.	600	31,902
#*Forest Oil Corp.	1,900	45,828
#Frontier Oil Corp.	400	4,984
*FX Energy, Inc.	300	888
*Geokinetics, Inc.	100	980
#*Global Industries, Ltd.	3,500	24,395
#*GMX Resources, Inc.	400	4,236
#*Goodrich Petroleum Corp.	400	8,332
Gulf Island Fabrication, Inc.	720	12,571
*GulfMark Offshore, Inc.	1,100	27,005
#*Gulfport Energy Corp.	1,200	12,408
Halliburton Co.	1,600	46,736
*Harvest Natural Resources, Inc.	1,300	5,837
*Helix Energy Solutions Group, Inc.	5,200	55,172
Helmerich & Payne, Inc.	2,000	83,660
*Hercules Offshore, Inc.	700	2,730
Hess Corp.	2,980	172,214
*HKN, Inc.	400	1,172
Holly Corp.	600	15,660
#*Hornbeck Offshore Services, Inc.	900	19,359
*International Coal Group, Inc.	500	1,785
*ION Geophysical Corp.	2,300	10,925
Lufkin Industries, Inc.	400	25,352
Marathon Oil Corp.	6,200	184,822
*Mariner Energy, Inc.	2,500	36,125
Massey Energy Co.	1,800	69,336
*Matrix Service Co.	500	5,045
*McMoran Exploration Co.	1,200	18,252
*Mitcham Industries, Inc.	300	2,220
Murphy Oil Corp.	2,541	129,794
National-Oilwell, Inc.	1,964	80,328
*Natural Gas Services Group, Inc.	400	6,284
#*Newfield Exploration Co.	2,300	112,562
*Newpark Resources, Inc.	2,600	10,374

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Noble Energy, Inc.	2,300	$170,062
Occidental Petroleum Corp.	4,400	344,696
*Oceaneering International, Inc.	400	21,880
#*Oil States International, Inc.	1,400	51,576
*OMNI Energy Services Corp.	500	775
#Overseas Shipholding Group, Inc.	1,000	44,610
*OYO Geospace Corp.	200	7,494
#*Pacific Ethanol, Inc.	200	414
Panhandle Oil & Gas, Inc.	200	4,630
*Parker Drilling Co.	5,300	25,493
#*Patriot Coal Corp.	580	8,984
#Patterson-UTI Energy, Inc.	8,300	127,488
Peabody Energy Corp.	900	37,908
#Penn Virginia Corp.	1,900	46,113
*Petrohawk Energy Corp.	1,700	37,961
*Petroleum Development Corp.	500	10,480
#*PetroQuest Energy, Inc.	2,000	10,880
*PHI, Inc. Non-Voting	400	7,784
*Pioneer Drilling Co.	1,600	12,720
#Pioneer Natural Resources Co.	2,900	127,542
*Plains Exploration & Production Co.	2,100	70,035
*Pride International, Inc.	4,104	121,478
*Quicksilver Resources, Inc.	1,800	23,922
Range Resources Corp.	600	27,600
#*Rex Energy Corp.	900	11,151
#*Rosetta Resources, Inc.	2,700	55,512
*Rowan Cos., Inc.	2,000	42,960
#*SandRidge Energy, Inc.	500	4,230
*SEACOR Holdings, Inc.	800	56,200
*Seahawk Drilling, Inc.	360	7,528
Smith International, Inc.	1,432	43,418
Southern Union Co.	1,300	28,652
*Southwestern Energy Co.	600	25,728
Spectra Energy Corp.	1,200	25,500
St. Mary Land & Exploration Co.	1,200	38,448
*Stone Energy Corp.	1,546	24,643
#*SulphCo, Inc.	700	322
*Sunoco, Inc.	1,700	42,653
*Superior Energy Services, Inc.	2,300	52,831
*Superior Well Services, Inc.	900	14,247
*Swift Energy Corp.	900	22,554
#Tesoro Petroleum Corp.	3,400	42,500
#*Tetra Technologies, Inc.	3,500	36,610
*TGC Industries, Inc.	551	2,210
Tidewater, Inc.	2,300	107,686
#Toreador Resources Corp.	572	7,213
*Trico Marine Services, Inc.	500	1,750
*Tri-Valley Corp.	300	564
*Union Drilling, Inc.	800	5,816
*Unit Corp.	1,100	50,094
*USEC, Inc.	2,500	10,000
VAALCO Energy, Inc.	1,900	8,037
Valero Energy Corp.	6,000	110,520
*Venoco, Inc.	1,000	11,530
W&T Offshore, Inc.	2,200	19,602
*Warren Resources, Inc.	1,500	3,465
*Westmoreland Coal Co.	200	2,050
*Whiting Petroleum Corp.	1,500	99,840
Williams Cos., Inc. (The)	1,300	27,092
#World Fuel Services Corp.	3,000	72,090

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
XTO Energy, Inc.	6,425	$286,362

Total Energy		9,165,573

Financials — (16.6%)
21st Century Holding Co.	200	806
Abington Bancorp, Inc.	800	5,712
Advance America Cash Advance Centers, Inc.	1,700	8,211
Advanta Corp. Class A	240	5
#*Affiliated Managers Group, Inc.	900	54,513
*Affirmative Insurance Holdings, Inc.	200	868
*Allegheny Corp.	208	54,311
Allstate Corp.	5,200	155,636
*Altisource Portfolio Solutions SA	1,166	26,760
#*Amcore Financial, Inc.	514	447
American Capital, Ltd.	6,128	22,612
American Express Co.	2,700	101,682
American Financial Group, Inc.	2,700	66,987
American National Insurance Co.	100	10,644
#*AmericanWest Bancorporation	600	396
#*AmeriCredit Corp.	3,700	77,589
Ameriprise Financial, Inc.	1,000	38,240
*AMERISAFE, Inc.	500	8,650
*AmeriServe Financial, Inc.	560	823
#*Anchor Bancorp Wisconsin, Inc.	700	875
AON Corp.	3,000	116,700
*Arch Capital Group, Ltd.	426	30,476
*Asset Acceptance Capital Corp.	1,000	5,820
Associated Banc-Corp.	3,800	48,336
ASTA Funding, Inc.	300	1,872
#Astoria Financial Corp.	2,600	34,320
#Atlantic Coast Federal Corp.	150	227
#*B of I Holding, Inc.	218	2,588
BancFirst Corp.	497	20,029
*Bancorp, Inc.	400	2,924
BancorpSouth, Inc.	2,400	54,912
#Bank of America Corp.	52,133	791,379
Bank of Hawaii Corp.	900	40,932
Bank of New York Mellon Corp.	9,400	273,446
#Bank of the Ozarks, Inc.	400	11,852
BankFinancial Corp.	800	7,640
#Banner Corp.	500	1,480
#BB&T Corp.	7,100	197,877
Berkshire Hills Bancorp, Inc.	400	6,620
BGC Partners, Inc. Class A	1,200	4,884
#BlackRock, Inc.	200	42,764
#BOK Financial Corp.	1,149	54,474
#Boston Private Financial Holdings, Inc.	1,400	10,038
Brookline Bancorp, Inc.	2,000	20,020
Brooklyn Federal Bancorp, Inc.	100	868
Brown & Brown, Inc.	3,200	56,320
Cadence Financial Corp.	500	925
Calamos Asset Management, Inc.	200	2,590
Camden National Corp.	200	5,804
Capital City Bank Group, Inc.	900	10,782
Capital One Financial Corp.	4,900	180,614
Capitol Federal Financial	500	16,310
Cardinal Financial Corp.	700	6,531
*Cardtronics, Inc.	400	4,356
Cash America International, Inc.	900	33,831
#Cathay General Bancorp	1,600	15,328
*CB Richard Ellis Group, Inc.	1,100	13,530

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Center Bancorp, Inc.	449	$3,715
#*Central Pacific Financial Corp.	900	1,458
#Charles Schwab Corp. (The)	1,920	35,117
#Chemical Financial Corp.	800	16,952
Chubb Corp.	3,812	190,600
Cincinnati Financial Corp.	3,560	93,948
Citigroup, Inc.	70,100	232,732
Citizens Community Bancorp, Inc.	300	1,253
#*Citizens First Bancorp, Inc.	300	201
*Citizens Republic Bancorp, Inc.	1,600	1,216
#*Citizens, Inc.	1,100	7,095
#City Holding Co.	600	18,858
City National Corp.	2,200	108,658
CME Group, Inc.	400	114,728
#*CNA Financial Corp.	9,800	230,202
*CNA Surety Corp.	1,700	23,800
#CoBiz Financial, Inc.	800	4,272
Cohen & Steers, Inc.	200	4,068
#Columbia Banking System, Inc.	600	11,394
#Comerica, Inc.	2,740	94,557
#Commerce Bancshares, Inc.	2,315	91,628
#Community Trust Bancorp, Inc.	500	12,665
Consolidated-Tokoma Land Co.	200	6,616
*Consumer Portfolio Services, Inc.	600	840
#Cullen Frost Bankers, Inc.	1,720	88,270
#CVB Financial Corp.	4,960	47,517
Delphi Financial Group, Inc. Class A	1,500	30,375
Dime Community Bancshares, Inc.	1,100	13,299
Discover Financial Services	22,800	311,904
#*Dollar Financial Corp.	600	13,530
Donegal Group, Inc. Class A	700	10,325
*E*TRADE Financial Corp.	19,500	29,640
East West Bancorp, Inc.	1,935	31,792
#Eaton Vance Corp.	400	11,524
#*Employers Holdings, Inc.	2,100	27,783
#*Encore Capital Group, Inc.	900	14,193
#Endurance Specialty Holdings, Ltd.	2,900	104,458
Enterprise Financial Services Corp.	428	3,998
Erie Indemnity Co.	1,300	50,700
Everest Re Group, Ltd.	600	51,444
*EZCORP, Inc.	2,100	38,136
#F.N.B. Corp.	2,768	19,625
FBL Financial Group, Inc. Class A	1,100	19,734
#Federated Investors, Inc.	700	17,766
Fidelity National Financial, Inc.	5,500	70,950
Fifth Third Bancorp	6,006	74,715
Financial Federal Corp.	900	24,534
*First Acceptance Corp.	1,000	1,920
First American Corp.	2,800	82,796
First Bancorp	600	9,288
First Busey Corp.	1,600	5,680
*First Cash Financial Services, Inc.	844	19,269
First Commonwealth Financial Corp.	2,400	14,064
First Community Bancshares, Inc.	400	4,664
First Financial Bancorp	2,700	44,280
First Financial Bankshares, Inc.	600	31,830
First Financial Corp.	500	13,800
First Financial Holdings, Inc.	400	4,716
#*First Horizon National Corp.	202	2,616
*First Marblehead Corp. (The)	2,100	4,494
First Mercury Financial Corp.	600	7,866

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Midwest Bancorp, Inc.	1,400	$18,438
First Niagara Financial Group, Inc.	3,628	49,812
#*First Regional Bancorp	400	454
#*First State Bancorporation	400	264
*FirstCity Financial Corp.	400	2,460
FirstMerit Corp.	4,151	85,054
Flagstone Reinsurance Holdings, Ltd.	2,200	23,034
Flushing Financial Corp.	700	8,575
#FNB United Corp.	395	636
*Forestar Group, Inc.	500	9,285
Franklin Resources, Inc.	500	49,515
#*Frontier Financial Corp.	140	596
Fulton Financial Corp.	7,240	66,898
Gallagher (Arthur J.) & Co.	1,800	40,590
GAMCO Investors, Inc.	160	6,571
*Genworth Financial, Inc.	2,200	30,448
German American Bancorp, Inc.	482	7,163
GFI Group, Inc.	800	3,896
Glacier Bancorp, Inc.	1,700	24,378
Goldman Sachs Group, Inc.	3,640	541,341
Great Southern Bancorp, Inc.	500	11,235
#Greene Bancshares, Inc.	403	2,277
Greenhill & Co., Inc.	200	15,560
*Guaranty Bancorp	2,011	2,916
*Hallmark Financial Services, Inc.	800	6,280
#Hampton Roads Bankshares, Inc.	322	641
Hancock Holding Co.	1,100	45,034
Hanover Insurance Group, Inc.	2,100	89,082
Harleysville Group, Inc.	949	30,653
Harleysville National Corp.	1,511	9,655
Hartford Financial Services Group, Inc.	3,838	92,074
HCC Insurance Holdings, Inc.	2,600	70,460
Heritage Commerce Corp.	600	2,280
Heritage Financial Group	137	1,138
Home Federal Bancorp, Inc.	615	8,180
Horace Mann Educators Corp.	1,500	17,985
#*Horizon Financial Corp.	400	9
Hudson City Bancorp, Inc.	7,200	95,544
#Huntington Bancshares, Inc.	30,580	146,478
IBERIABANK Corp.	700	37,408
Independent Bank Corp.	618	14,399
Integra Bank Corp.	400	284
*International Assets Holding Corp.	500	7,445
International Bancshares Corp.	1,400	29,176
#*Intervest Bancshares Corp.	200	800
*Investment Technology Group, Inc.	1,400	28,700
*Investors Bancorp, Inc.	3,825	45,250
Janus Capital Group, Inc.	2,400	29,304
#*Jefferies Group, Inc.	1,900	48,526
#Jones Lang LaSalle, Inc.	400	22,804
JPMorgan Chase & Co.	36,609	1,425,554
#*KBW, Inc.	100	2,656
Kearny Financial Corp.	2,300	22,310
KeyCorp	14,700	105,546
K-Fed Bancorp	400	3,544
Lakeland Bancorp, Inc.	800	5,504
Lakeland Financial Corp.	508	9,423
Legacy Bancorp, Inc.	300	2,877
#Legg Mason, Inc.	1,927	49,678
*Leucadia National Corp.	1,800	40,194
Lincoln National Corp.	4,300	105,694

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
LNB Bancorp, Inc.	200	$830
#M&T Bank Corp.	3,170	233,788
MainSource Financial Group, Inc.	700	3,857
#*Markel Corp.	200	65,002
#MarketAxess Holdings, Inc.	1,096	14,938
*Marlin Business Services Corp.	400	3,928
Marsh & McLennan Cos., Inc.	2,800	60,368
Marshall & Ilsley Corp.	4,800	33,168
#*Maui Land & Pineapple Co., Inc.	240	746
#MB Financial, Inc.	1,200	24,336
*MBIA, Inc.	1,200	5,916
#MBT Financial Corp.	700	1,246
*MCG Capital Corp.	1,400	6,426
Meadowbrook Insurance Group, Inc.	1,400	9,450
Medallion Financial Corp.	600	4,818
Mercer Insurance Group, Inc.	300	5,100
Mercury General Corp.	1,600	61,152
MetLife, Inc.	6,648	234,807
#*MF Global Holdings, Ltd.	700	4,585
#*Midwest Banc Holdings, Inc.	500	190
#Montpelier Re Holdings, Ltd.	400	6,756
#Moody’s Corp.	600	16,554
Morgan Stanley	16,200	433,836
*MSCI, Inc.	500	14,780
#*Nara Bancorp, Inc.	900	8,226
*NASDAQ OMX Group, Inc. (The)	2,100	37,779
National Interstate Corp.	500	9,000
#National Penn Bancshares, Inc.	2,248	13,488
*Navigators Group, Inc.	800	34,136
NBT Bancorp, Inc.	1,100	22,946
Nelnet, Inc. Class A	1,000	16,690
New England Bancshares, Inc.	200	1,114
New Westfield Financial, Inc.	1,200	9,792
#New York Community Bancorp, Inc.	6,800	102,204
NewAlliance Bancshares, Inc.	4,900	57,036
Northeast Community Bancorp, Inc.	500	2,995
Northern Trust Corp.	700	35,364
*Northwest Bancshares, Inc.	3,600	42,156
NYMAGIC, Inc.	200	3,140
NYSE Euronext, Inc.	4,100	95,981
OceanFirst Financial Corp.	200	2,072
#*Ocwen Financial Corp.	3,500	32,060
Old National Bancorp	2,100	25,284
Old Republic International Corp.	7,100	75,189
#Old Second Bancorp, Inc.	400	2,368
OneBeacon Insurance Group, Ltd.	1,200	15,576
optionsXpress Holdings, Inc.	900	12,915
Oriental Financial Group, Inc.	200	2,276
#*Pacific Mercantile Bancorp	400	1,196
#PacWest Bancorp	900	18,675
#Park National Corp.	440	24,112
PartnerRe, Ltd.	500	37,295
Peoples Bancorp, Inc.	400	5,192
People’s United Financial, Inc.	10,800	174,636
#*PHH Corp.	200	3,488
#*Phoenix Cos., Inc. (The)	700	1,645
#*PICO Holdings, Inc.	700	21,973
#*Pinnacle Financial Partners, Inc.	500	7,560
*PMA Capital Corp.	900	5,418
#*PMI Group, Inc. (The)	600	1,290
#PNC Financial Services Group, Inc.	5,401	299,377

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Portfolio Recovery Associates, Inc.	500	$22,790
PrivateBancorp, Inc.	700	9,520
*ProAssurance Corp.	1,600	81,216
*Progressive Corp.	2,500	41,450
#Prosperity Bancshares, Inc.	1,400	56,448
Protective Life Corp.	2,900	48,865
#Provident Financial Services, Inc.	2,100	23,940
Provident New York Bancorp	1,700	13,855
Prudential Financial, Inc.	5,100	254,949
QC Holdings, Inc.	500	3,075
Radian Group, Inc.	200	1,286
#*Rainier Pacific Financial Group, Inc.	185	56
#Raymond James Financial, Inc.	2,140	54,163
#Regions Financial Corp.	16,700	106,045
Reinsurance Group of America, Inc.	2,025	98,658
RenaissanceRe Holdings, Ltd.	620	33,592
#Renasant Corp.	700	10,045
Resource America, Inc.	500	1,915
Rewards Network, Inc.	366	4,721
*Riverview Bancorp, Inc.	500	1,200
#RLI Corp.	860	44,256
Rockville Financial, Inc.	1,000	9,720
*Rodman & Renshaw Capital Group, Inc.	900	3,798
Rome Bancorp, Inc.	300	2,403
#S&T Bancorp, Inc.	1,200	21,024
#S.Y. Bancorp, Inc.	500	10,595
Safety Insurance Group, Inc.	500	17,500
Sanders Morris Harris Group, Inc.	700	3,311
#Sandy Spring Bancorp, Inc.	500	5,995
*Seabright Insurance Holdings	600	6,108
SEI Investments Co.	600	10,626
Selective Insurance Group, Inc.	1,800	27,846
#Sierra Bancorp	286	2,923
#Simmons First National Corp. Class A	700	18,788
South Financial Group, Inc.	2,400	1,116
Southern Community Financial Corp.	501	1,107
Southside Bancshares, Inc.	441	8,776
Southwest Bancorp, Inc.	600	4,494
#*St. Joe Co. (The)	405	10,530
StanCorp Financial Group, Inc.	1,400	60,172
State Auto Financial Corp.	1,400	21,994
State Bancorp, Inc.	500	3,675
State Street Corp.	1,300	55,744
Sterling Bancorp	500	3,725
#Sterling Bancshares, Inc.	2,400	12,264
#Stewart Information Services Corp.	400	4,104
*Stifel Financial Corp.	780	40,794
Student Loan Corp.	300	13,590
#Suffolk Bancorp	200	5,392
*Sun Bancorp, Inc.	771	2,938
#SunTrust Banks, Inc.	5,500	133,815
#Susquehanna Bancshares, Inc.	2,316	18,181
#*SVB Financial Group	1,300	56,407
SWS Group, Inc.	600	7,200
#Synovus Financial Corp.	3,400	9,384
T. Rowe Price Group, Inc.	600	29,772
#*Taylor Capital Group, Inc.	400	3,644
TCF Financial Corp.	2,900	42,456
*TD Ameritrade Holding Corp.	1,800	31,968
#*Tejon Ranch Co.	400	12,244
#*Teton Advisors, Inc.	3	40

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Texas Capital Bancshares, Inc.	900	$15,165
*Thomas Properties Group, Inc.	500	1,325
*Thomas Weisel Partners Group, Inc.	1,000	4,270
Tompkins Financial Corp.	300	11,760
#Tower Group, Inc.	700	15,470
#*TradeStation Group, Inc.	1,200	8,484
Transatlantic Holdings, Inc.	1,800	89,442
Travelers Cos., Inc. (The)	6,366	322,565
#*Tree.com, Inc.	500	3,655
TriCo Bancshares	500	8,630
#TrustCo Bank Corp.	2,160	12,960
Trustmark Corp.	1,900	43,320
#U.S. Bancorp	5,500	137,940
UMB Financial Corp.	1,400	55,314
Umpqua Holdings Corp.	1,900	23,484
Union Bankshares Corp.	400	5,140
#United Bankshares, Inc.	1,400	34,860
#*United Community Banks, Inc.	205	920
United Financial Bancorp, Inc.	520	6,833
United Fire & Casualty Co.	1,200	20,184
United Western Bancorp, Inc.	300	999
Unitrin, Inc.	3,100	67,270
Univest Corp. of Pennsylvania	500	8,790
Unum Group	7,700	150,689
#Valley National Bancorp	5,476	75,295
*Virginia Commerce Bancorp, Inc.	440	2,556
#W. R. Berkley Corp.	3,700	90,021
Waddell & Reed Financial, Inc.	800	25,064
Washington Federal, Inc.	3,100	57,815
Washington Trust Bancorp, Inc.	417	7,127
Webster Financial Corp.	900	13,923
Wells Fargo & Co.	27,071	769,629
West Bancorporation	700	3,570
West Coast Bancorp	500	1,305
#Westamerica Bancorporation	500	27,790
#*Western Alliance Bancorp	600	3,078
White Mountains Insurance Group, Ltd.	300	96,141
#Whitney Holding Corp.	2,000	24,840
#Wilmington Trust Corp.	1,900	24,928
#Wilshire Bancorp, Inc.	300	2,763
#Wintrust Financial Corp.	500	17,370
#*World Acceptance Corp.	300	12,117
#Zenith National Insurance Corp.	1,740	48,546
#Zions Bancorporation	4,300	81,571
*ZipRealty, Inc.	800	3,328

Total Financials		15,673,874

Industrials — (12.2%)
*3D Systems Corp.	200	2,100
3M Co.	1,200	96,588
#A.O. Smith Corp.	700	29,806
#AAON, Inc.	560	11,530
#*AAR Corp.	1,300	30,121
ABM Industries, Inc.	1,400	27,188
*Acacia Technologies Group	300	2,691
*ACCO Brands Corp.	1,780	13,706
Actuant Corp.	1,600	26,832
Acuity Brands, Inc.	400	14,312
Administaff, Inc.	600	13,704
*Advisory Board Co. (The)	200	6,458
#*AGCO Corp.	2,100	64,911

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Air Transport Services Group, Inc.	600	$1,386
#*AirTran Holdings, Inc.	3,000	14,460
Alamo Group, Inc.	400	7,180
*Alaska Air Group, Inc.	800	25,072
Albany International Corp.	860	17,105
#Alexander & Baldwin, Inc.	1,300	41,535
#*Alliant Techsystems, Inc.	200	15,794
*Allied Defense Group, Inc.	300	2,163
*Altra Holdings, Inc.	200	2,204
*Amerco, Inc.	700	26,453
American Ecology Corp.	400	6,340
*American Reprographics Co.	300	2,109
American Science & Engineering, Inc.	200	15,528
#*American Superconductor Corp.	600	22,812
#American Woodmark Corp.	300	6,048
#Ameron International Corp.	240	16,567
Ametek, Inc.	500	18,220
Ampco-Pittsburgh Corp.	500	12,765
#*AMR Corp.	3,800	26,296
#Apogee Enterprises, Inc.	1,400	19,264
Applied Signal Technologies, Inc.	400	7,116
#*Argon ST, Inc.	700	17,752
Arkansas Best Corp.	1,100	24,794
#*Armstrong World Industries, Inc.	700	25,501
#*Arotech Corp.	700	1,176
#*Astec Industries, Inc.	700	17,423
*ATC Technology Corp.	1,000	21,870
*Atlas Air Worldwide Holdings, Inc.	850	31,170
Avery Dennison Corp.	700	22,757
#*Avis Budget Group, Inc.	2,700	29,214
#*AZZ, Inc.	300	9,024
B.F. Goodrich Co.	700	43,337
#Badger Meter, Inc.	200	7,558
*Baker (Michael) Corp.	300	11,703
#Baldor Electric Co.	2,100	51,828
*Baldwin Technology Co., Inc. Class A	500	630
#Barnes Group, Inc.	1,200	19,248
Barrett Business Services, Inc.	300	3,843
*BE Aerospace, Inc.	1,600	35,888
*Beacon Roofing Supply, Inc.	200	3,360
Belden, Inc.	2,000	45,660
#*Blount International, Inc.	1,000	11,140
*BlueLinx Holdings, Inc.	1,600	4,544
#Boeing Co.	1,900	115,140
#Bowne & Co., Inc.	700	4,599
Brady Co. Class A	1,500	42,390
#Briggs & Stratton Corp.	1,400	23,142
Brink’s Co. (The)	1,400	32,732
*BTU International, Inc.	300	1,605
Bucyrus International, Inc.	1,000	52,380
#*C&D Technologies, Inc.	800	1,184
C.H. Robinson Worldwide, Inc.	500	28,315
*CAI International, Inc.	300	2,382
#*Capstone Turbine Corp.	600	690
#Carlisle Cos., Inc.	1,800	60,336
Cascade Corp.	400	11,580
*Casella Waste Systems, Inc.	700	3,045
Caterpillar, Inc.	1,400	73,136
#*CBIZ, Inc.	1,800	13,050
#CDI Corp.	1,000	12,890
*CECO Environmental Corp.	200	734

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Celadon Group, Inc.	500	$4,910
#*Cenveo, Inc.	300	2,166
*Ceradyne, Inc.	600	11,724
*Chart Industries, Inc.	1,300	20,969
Cintas Corp.	2,200	55,242
CIRCOR International, Inc.	500	14,125
#CLAROC, Inc.	1,100	35,618
*Clean Harbors, Inc.	200	11,452
*Columbus McKinnon Corp.	700	9,506
Comfort Systems USA, Inc.	1,200	14,076
*Commercial Vehicle Group, Inc.	400	1,916
*COMSYS IT Partners, Inc.	300	3,792
#*Consolidated Graphics, Inc.	500	16,875
#*Continental Airlines, Inc.	1,600	29,424
Con-way, Inc.	2,228	63,765
Cooper Industries P.L.C.	1,483	63,621
*Copart, Inc.	580	19,581
*Cornell Cos., Inc.	100	2,100
Corporate Executive Board Co.	300	6,942
*Corrections Corp. of America	3,000	56,130
#*CoStar Group, Inc.	500	20,190
#*Covanta Holding Corp.	4,200	73,500
#*CRA International, Inc.	400	10,380
#Crane Co.	1,300	39,676
CSX Corp.	6,500	278,590
#Cubic Corp.	800	31,240
Cummins, Inc.	1,300	58,708
Curtiss-Wright Corp.	1,000	30,560
Danaher Corp.	1,000	71,350
Deere & Co.	1,400	69,930
Deluxe Corp.	700	13,027
Diamond Management & Technology Consultants, Inc.	400	2,960
#*Document Security Systems, Inc.	200	680
#Donaldson Co., Inc.	400	15,296
Dover Corp.	2,500	107,200
Ducommun, Inc.	300	5,394
Dun & Bradstreet Corp. (The)	200	15,794
*DXP Enterprises, Inc.	200	2,618
*Dycom Industries, Inc.	1,300	10,621
*Dynamex, Inc.	300	4,776
Dynamic Materials Corp.	200	3,282
#*Eagle Bulk Shipping, Inc.	3,100	15,500
Eaton Corp.	700	42,868
*EMCOR Group, Inc.	1,600	38,496
#Emerson Electric Co.	1,500	62,310
#Encore Wire Corp.	700	14,007
#*Energy Conversion Devices, Inc.	800	7,288
#*EnerNOC, Inc.	300	9,342
#*EnerSys, Inc.	1,600	31,184
Ennis, Inc.	500	7,500
#*EnPro Industries, Inc.	600	14,610
Equifax, Inc.	2,400	76,800
#ESCO Technologies, Inc.	800	26,152
*Esterline Technologies Corp.	1,600	60,416
#*Evergreen Solar, Inc.	2,900	4,176
Expeditors International of Washington, Inc.	800	27,280
*Exponent, Inc.	500	13,455
#Fastenal Co.	600	24,888
Federal Signal Corp.	1,700	11,033
FedEx Corp.	5,868	459,758
#*First Solar, Inc.	200	22,660

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Flanders Corp.	700	$2,443
*Flow International Corp.	500	1,705
#Flowserve Corp.	200	18,034
Fluor Corp.	600	27,204
#Forward Air Corp.	700	16,541
*Franklin Covey Co.	700	3,668
Franklin Electric Co., Inc.	700	18,221
#*FTI Consulting, Inc.	1,000	41,450
#*FuelCell Energy, Inc.	1,500	4,230
*Furmanite Corp.	1,800	5,850
G & K Services, Inc. Class A	800	20,000
Gardner Denver Machinery, Inc.	1,500	59,775
GATX Corp.	1,600	41,952
*GenCorp, Inc.	1,200	6,720
#*General Cable Corp.	500	14,550
General Dynamics Corp.	2,100	140,385
General Electric Co.	50,400	810,432
#*Genesee & Wyoming, Inc.	1,000	29,470
*GEO Group, Inc. (The)	1,500	27,750
*GeoEye, Inc.	600	15,402
*Gibraltar Industries, Inc.	600	8,364
#Gorman-Rupp Co. (The)	500	12,115
*GP Strategies Corp.	600	4,440
Graco, Inc.	600	16,014
*Graftech International, Ltd.	1,400	17,584
Granite Construction, Inc.	400	12,352
Greenbrier Cos., Inc.	700	5,705
*H&E Equipment Services, Inc.	400	4,244
Hardinge, Inc.	300	1,563
Harsco Corp.	1,100	32,736
*Hawaiian Holdings, Inc.	1,200	7,128
#Healthcare Services Group, Inc.	950	19,475
#Heartland Express, Inc.	3,000	41,670
HEICO Corp.	300	12,759
HEICO Corp. Class A	488	16,465
#Heidrick & Struggles International, Inc.	400	10,172
*Herley Industries, Inc.	600	7,344
Herman Miller, Inc.	600	10,134
#*Hexcel Corp.	800	8,800
*Hill International, Inc.	900	5,310
HNI Corp.	600	15,012
Honeywell International, Inc.	1,300	50,232
Horizon Lines, Inc.	800	3,792
*Hub Group, Inc. Class A	700	16,877
#Hubbell, Inc. Class B	1,400	60,284
*Hudson Highland Group, Inc.	700	2,863
*Hurco Cos., Inc.	200	3,352
*Huron Consulting Group, Inc.	200	4,768
*Huttig Building Products, Inc.	700	462
IDEX Corp.	2,320	65,470
*IHS, Inc.	300	15,432
*II-VI, Inc.	700	18,718
Illinois Tool Works, Inc.	1,600	69,744
#Ingersoll-Rand P.L.C.	7,500	243,450
*InnerWorkings, Inc.	440	2,521
*Innovative Solutions & Support, Inc.	400	1,620
*Insituform Technologies, Inc. Class A	1,400	28,672
Insteel Industries, Inc.	600	5,928
*Integrated Electrical Services, Inc.	500	2,570
Interface, Inc. Class A	3,000	24,330
#*Interline Brands, Inc.	1,100	18,480

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Intersections, Inc.	500	$2,165
#*Iron Mountain, Inc.	2,600	59,436
ITT Industries, Inc.	620	29,952
J.B. Hunt Transport Services, Inc.	720	22,075
*Jacobs Engineering Group, Inc.	400	15,116
*JetBlue Airways Corp.	5,900	29,146
John Bean Technologies Corp.	329	5,425
Joy Global, Inc.	500	22,870
*Kadant, Inc.	700	10,654
Kaman Corp. Class A	600	14,934
#*Kansas City Southern	4,200	124,740
#Kaydon Corp.	800	26,152
*Kelly Services, Inc. Class A	700	9,184
Kennametal, Inc.	2,200	53,856
*Key Technology, Inc.	200	2,884
*Kforce, Inc.	1,600	21,392
Kimball International, Inc. Class B	600	4,728
#*Kirby Corp.	2,300	74,612
#Knight Transportation, Inc.	1,400	25,340
#Knoll, Inc.	500	5,630
#*Korn/Ferry International	1,200	17,760
*Kratos Defense & Security Solutions, Inc.	383	3,642
L-3 Communications Holdings, Inc.	1,400	116,676
*LaBarge, Inc.	520	5,710
*Ladish Co., Inc.	500	7,725
Landstar System, Inc.	400	14,516
*Layne Christensen Co.	400	10,132
*LECG Corp.	700	1,995
#Lennox International, Inc.	560	21,403
Lincoln Electric Holdings, Inc.	1,000	48,830
#Lindsay Corp.	300	12,072
*LMI Aerospace, Inc.	300	3,807
Lockheed Martin Corp.	900	67,068
LSI Industries, Inc.	700	4,172
*Lydall, Inc.	400	2,532
*M&F Worldwide Corp.	400	14,516
*Magnetek, Inc.	700	952
#*Manitex International, Inc.	225	513
#Manitowoc Co., Inc. (The)	600	6,540
Manpower, Inc.	1,200	62,148
*Marten Transport, Ltd.	600	10,566
Masco Corp.	5,100	69,156
#*Mastec, Inc.	1,900	23,351
McGrath Rentcorp	900	18,963
*Metalico, Inc.	568	2,800
Met-Pro Corp.	533	4,994
*MFRI, Inc.	200	1,364
#*Microvision, Inc.	600	1,164
#*Middleby Corp.	379	17,078
*Miller Industries, Inc.	300	3,363
#Mine Safety Appliances Co.	1,000	24,090
#*Mobile Mini, Inc.	1,000	14,050
#*Monster Worldwide, Inc.	4,500	70,155
*Moog, Inc.	1,100	33,198
MSC Industrial Direct Co., Inc. Class A	500	21,595
Mueller Industries, Inc.	1,100	27,049
Mueller Water Products, Inc.	1,700	7,667
NACCO Industries, Inc. Class A	200	10,764
National Technical Systems, Inc.	300	1,692
*Navigant Consulting, Inc.	2,000	27,120
*NCI Building Systems, Inc.	400	788

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Nordson Corp.	600	$33,924
Norfolk Southern Corp.	4,000	188,240
*North American Galvanizing & Coating, Inc.	533	2,697
Northrop Grumman Corp.	3,395	192,157
#*Northwest Pipe Co.	100	2,392
*Old Dominion Freight Line, Inc.	800	22,000
Omega Flex, Inc.	169	1,790
*On Assignment, Inc.	1,800	12,564
*Orbital Sciences Corp.	1,400	22,134
*Orion Energy Systems, Inc.	900	4,284
*Orion Marine Group, Inc.	1,200	22,716
Oshkosh Truck Corp. Class B	2,100	75,747
#Otter Tail Corp.	600	12,960
#*Owens Corning, Inc.	3,800	97,774
*P.A.M. Transportation Services, Inc.	300	3,042
#Paccar, Inc.	750	27,022
#*Pacer International, Inc.	600	1,800
Parker Hannifin Corp.	1,800	100,638
*Park-Ohio Holdings Corp.	500	4,570
Pentair, Inc.	1,740	53,140
*Pinnacle Airlines Corp.	600	4,566
#Pitney Bowes, Inc.	900	18,828
*PMFG, Inc.	300	4,563
Portec Rail Products, Inc.	240	2,621
*Powell Industries, Inc.	300	8,763
#*Power-One, Inc.	4,200	13,314
*PowerSecure International, Inc.	500	3,290
Precision Castparts Corp.	200	21,050
*Protection One, Inc.	500	4,325
*Quality Distribution, Inc.	700	2,821
Quanex Building Products Corp.	1,300	20,904
*Quanta Services, Inc.	1,200	21,864
*Quixote Corp.	300	1,908
R. R. Donnelley & Sons Co.	6,000	118,920
Raven Industries, Inc.	300	8,574
#Raytheon Co.	2,100	110,103
#*RBC Bearings, Inc.	1,100	25,564
*RCM Technologies, Inc.	400	1,040
#Regal-Beloit Corp.	1,000	47,400
Republic Services, Inc.	4,210	112,786
*Resources Connection, Inc.	900	16,074
Robbins & Myers, Inc.	1,000	22,220
#Robert Half International, Inc.	460	12,383
#Rockwell Automation, Inc.	700	33,768
Rockwell Collins, Inc.	700	37,233
Rollins, Inc.	840	16,531
Roper Industries, Inc.	1,900	95,152
#*Rush Enterprises, Inc. Class A	950	10,792
Ryder System, Inc.	2,300	83,720
#*Sauer-Danfoss, Inc.	2,300	26,151
Schawk, Inc.	800	10,304
*School Specialty, Inc.	400	8,836
*Shaw Group, Inc.	800	25,832
#Simpson Manufacturing Co., Inc.	1,600	39,456
SkyWest, Inc.	2,000	29,260
*SL Industries, Inc.	200	1,700
Southwest Airlines Co.	16,700	189,211
*Spire Corp.	200	882
#SPX Corp.	800	43,552
*Standard Parking Corp.	400	6,492
#Standard Register Co.	700	3,724

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Standex International Corp.	300	$6,843
#Steelcase, Inc. Class A	2,400	16,992
*Stericycle, Inc.	300	15,879
*Sterling Construction Co., Inc.	400	7,608
#Sun Hydraulics, Inc.	200	4,476
*SunPower Corp. Class B	740	13,742
Superior Uniform Group, Inc.	200	2,042
*Sykes Enterprises, Inc.	1,400	33,572
*Sypris Solutions, Inc.	700	2,058
#TAL International Group, Inc.	1,100	15,510
*Taser International, Inc.	900	5,076
*Team, Inc.	600	10,704
*Teledyne Technologies, Inc.	800	29,808
Tennant Co.	800	19,144
*Terex Corp.	1,200	23,460
*Tetra Tech, Inc.	1,300	29,432
Textron, Inc.	2,200	42,966
*Thomas & Betts Corp.	1,300	43,888
*Thomas Group, Inc.	261	164
Timken Co.	4,100	91,881
#Titan International, Inc.	1,125	8,730
Toro Co.	600	23,370
Towers Watson & Co.	1,200	52,356
*TRC Cos., Inc.	700	1,883
Tredegar Industries, Inc.	800	12,944
#*Trex Co., Inc.	400	6,168
#Trinity Industries, Inc.	1,900	29,716
Triumph Group, Inc.	500	25,465
*TrueBlue, Inc.	1,700	24,667
#*Tutor Perini Corp.	600	11,436
Twin Disc, Inc.	400	3,852
*UAL Corp.	5,700	69,711
*Ultralife Corp.	400	1,536
Union Pacific Corp.	5,700	344,850
United Parcel Service, Inc.	1,300	75,101
*United Stationers, Inc.	800	43,648
United Technologies Corp.	3,100	209,188
Universal Forest Products, Inc.	600	20,364
*URS Corp.	900	40,392
#*US Airways Group, Inc.	2,800	14,868
#*USG Corp.	1,800	21,618
Valmont Industries, Inc.	300	20,838
*Versar, Inc.	300	951
Viad Corp.	700	13,811
#*Vicor Corp.	1,200	10,392
Virco Manufacturing Corp.	485	1,712
*Volt Information Sciences, Inc.	900	8,361
#W.W. Grainger, Inc.	320	31,770
*Wabash National Corp.	1,000	2,960
Wabtec Corp.	1,100	42,163
*Waste Connections, Inc.	2,000	64,340
Waste Management, Inc.	2,400	76,920
Watsco, Inc. Class A	400	19,184
#Watts Water Technologies, Inc.	1,000	28,930
*WCA Waste Corp.	600	2,460
#Werner Enterprises, Inc.	3,600	71,208
#*WESCO International, Inc.	600	16,632
#Woodward Governor Co.	1,000	25,430
*Xerium Technologies, Inc.	1,300	1,053

Total Industrials		11,477,534

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (12.6%)
*3Com Corp.	6,100	$45,445
*Actel Corp.	1,000	11,020
*ActivIdentity Corp.	2,047	4,667
*Activision Blizzard, Inc.	10,280	104,445
*Actuate Corp.	1,300	6,487
*Adaptec, Inc.	4,700	14,288
#*ADC Telecommunications, Inc.	3,400	18,054
*ADDvantage Technologies Group, Inc.	400	860
#*Adobe Systems, Inc.	1,100	35,530
#Adtran, Inc.	1,000	21,200
*Advanced Analogic Technologies, Inc.	1,200	4,008
#*Advanced Energy Industries, Inc.	2,200	28,864
*Advanced Micro Devices, Inc.	10,700	79,822
*Advanced Photonix, Inc.	600	432
*Advent Software, Inc.	400	15,100
*Aehr Test Systems	200	364
*Affiliated Computer Services, Inc. Class A	2,700	166,104
*Agilent Technologies, Inc.	1,100	30,833
Agilysys, Inc.	900	7,560
#*Airvana, Inc.	1,600	12,112
#*Akamai Technologies, Inc.	700	17,290
#Altera Corp.	1,100	23,452
American Software, Inc. Class A	900	4,932
#*Amkor Technology, Inc.	1,800	10,242
Amphenol Corp.	600	23,904
*Amtech Systems, Inc.	200	2,082
#*Anadigics, Inc.	3,000	10,860
Analog Devices, Inc.	1,300	35,048
*Anaren, Inc.	500	6,415
#*Anixter International, Inc.	800	33,344
*Ansys, Inc.	500	20,930
*AOL, Inc.	1,187	28,452
*Apple, Inc.	1,600	307,392
Applied Materials, Inc.	4,200	51,156
*Applied Micro Circuits Corp.	2,950	21,624
#*Ariba, Inc.	2,200	27,698
#*Arris Group, Inc.	3,610	36,244
*Arrow Electronics, Inc.	3,400	89,318
*Art Technology Group, Inc.	2,800	12,544
*Aspen Technology, Inc.	1,600	14,720
#*Atheros Communications, Inc.	1,000	32,070
*Atmel Corp.	14,200	65,888
#*ATMI, Inc.	1,100	18,458
*Autodesk, Inc.	900	21,411
Automatic Data Processing, Inc.	1,200	48,948
*Aviat Networks, Inc.	949	6,823
*Avid Technology, Inc.	900	11,367
*Avnet, Inc.	3,200	84,608
AVX Corp.	9,400	111,672
*Aware, Inc.	900	2,295
*Axcelis Technologies, Inc.	2,723	4,085
*AXT, Inc.	800	2,320
Bel Fuse, Inc. Class B	300	5,691
#*Bell Microproducts, Inc.	900	4,068
*Benchmark Electronics, Inc.	2,400	43,728
Black Box Corp.	800	21,992
#*Blackboard, Inc.	300	11,823
*Blue Coat Systems, Inc.	400	9,860
*BMC Software, Inc.	800	30,912
*Bottomline Technologies, Inc.	900	15,570
*Brightpoint, Inc.	2,500	14,600

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Broadcom Corp.	900	$24,048
Broadridge Financial Solutions, Inc.	800	17,376
*Brocade Communications Systems, Inc.	8,600	59,082
*Brooks Automation, Inc.	2,700	22,518
*Bsquare Corp.	300	738
CA, Inc.	2,200	48,488
#*Cabot Microelectronics Corp.	700	24,605
#*CACI International, Inc. Class A	1,200	57,564
*Cadence Design Systems, Inc.	2,640	15,338
*CalAmp Corp.	500	1,450
*Callidus Software, Inc.	1,100	3,520
*CEVA, Inc.	700	8,323
*Checkpoint Systems, Inc.	1,300	20,852
*Chordiant Software, Inc.	300	1,110
#*Ciena Corp.	2,100	26,775
*Cirrus Logic, Inc.	1,800	12,276
*Cisco Sytems, Inc.	11,000	247,170
*Citrix Systems, Inc.	1,200	49,860
*Cogent, Inc.	4,100	42,353
Cognex Corp.	1,140	18,662
*Cognizant Technology Solutions Corp.	800	34,928
#*Coherent, Inc.	1,100	32,648
Cohu, Inc.	600	7,770
#*CommScope, Inc.	3,800	103,398
#*Computer Sciences Corp.	2,700	138,510
*Compuware Corp.	7,100	53,889
*comScore, Inc.	600	8,142
*Comtech Telecommunications Corp.	500	17,680
#*Concur Technologies, Inc.	600	23,790
*Convergys Corp.	5,700	60,990
Corning, Inc.	3,600	65,088
*CPI International, Inc.	600	6,720
*Cray, Inc.	400	1,888
*Cree, Inc.	500	27,955
*CSG Systems International, Inc.	800	15,528
*CyberOptics Corp.	300	2,178
#*CyberSource Corp.	500	9,040
*Cymer, Inc.	800	25,096
#*Cypress Semiconductor Corp.	2,600	26,130
Daktronics, Inc.	500	3,905
#*DealerTrack Holdings, Inc.	700	12,579
*Dell, Inc.	3,100	39,990
*DG FastChannel, Inc.	600	16,350
*Dice Holdings, Inc.	700	3,997
Diebold, Inc.	1,900	50,483
*Digi International, Inc.	900	8,640
*Digimarc Corp.	228	3,582
#*Digital River, Inc.	900	22,617
#*Diodes, Inc.	900	15,012
*Ditech Networks, Inc.	1,200	1,512
*Dolby Laboratories, Inc.	200	10,066
*Dot Hill Systems Corp.	544	898
*DSP Group, Inc.	600	4,134
*DST Systems, Inc.	200	9,066
#*DTS, Inc.	300	8,490
*Dynamics Research Corp.	300	3,366
#EarthLink, Inc.	3,100	25,141
*eBay, Inc.	4,100	94,382
#*Ebix, Inc.	300	4,344
*Echelon Corp.	600	5,094
*EchoStar Corp.	60	1,152

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Electro Rent Corp.	900	$10,521
*Electro Scientific Industries, Inc.	800	8,968
*Electronic Arts, Inc.	800	13,024
*Electronics for Imaging, Inc.	1,600	18,544
*EMC Corp.	6,900	115,023
#*EMCORE Corp.	1,200	1,140
*EMS Technologies, Inc.	520	6,666
*Emulex Corp.	2,400	26,976
#*Entegris, Inc.	4,100	14,924
*Entorian Technologies, Inc.	23	95
*Entropic Communications, Inc.	1,500	5,235
*Epicor Software Corp.	1,500	11,505
#*EPIQ Systems, Inc.	900	10,755
#*Equinix, Inc.	200	19,246
*Euronet Worldwide, Inc.	1,600	32,672
*Exar Corp.	2,500	17,575
*ExlService Holdings, Inc.	200	3,630
*Extreme Networks	1,600	3,952
*F5 Networks, Inc.	400	19,772
FactSet Research Systems, Inc.	300	18,900
#Fair Isaac Corp.	1,800	39,474
#*Fairchild Semiconductor Corp. Class A	3,600	32,328
*FalconStor Software, Inc.	700	2,422
#*Faro Technologies, Inc.	300	5,421
#*FEI Co.	800	16,640
Fidelity National Information Services, Inc.	4,549	107,174
#*Finisar Corp.	412	4,244
*Fiserv, Inc.	4,100	184,664
*FLIR Systems, Inc.	800	23,664
#*FormFactor, Inc.	1,400	21,658
*Forrester Research, Inc.	700	18,963
*Frequency Electronics, Inc.	300	1,494
*Gartner Group, Inc.	900	19,260
*Geeknet, Inc.	1,700	2,176
*Gerber Scientific, Inc.	900	4,410
*Global Cash Access, Inc.	1,000	8,100
#Global Payments, Inc.	500	22,250
*Globecomm Systems, Inc.	1,100	7,997
*Google, Inc.	400	211,768
#*GSI Commerce, Inc.	800	18,208
*Hackett Group, Inc.	1,600	3,712
*Harmonic, Inc.	1,400	8,498
Harris Corp.	600	25,752
Heartland Payment Systems, Inc.	400	5,708
*Hewitt Associates, Inc. Class A	500	19,740
Hewlett-Packard Co.	7,700	362,439
*Hittite Microwave Corp.	300	11,154
*Hughes Communications, Inc.	1,100	28,479
*Hutchinson Technology, Inc.	1,200	8,076
*Hypercom Corp.	1,600	5,488
*I.D. Systems, Inc.	400	1,148
*IAC/InterActiveCorp	4,007	80,461
iGATE Corp.	1,500	15,150
#*iGo, Inc.	500	600
*Ikanos Communications, Inc.	1,100	2,365
*Imation Corp.	400	3,576
Imergent, Inc.	200	1,140
*Immersion Corp.	800	3,544
#*Informatica Corp.	1,000	23,690
*InfoSpace, Inc.	1,000	9,270
*Ingram Micro, Inc.	5,900	99,710

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Innodata Isogen, Inc.	200	$1,032
*Insight Enterprises, Inc.	1,600	18,416
*Integral Systems, Inc.	800	5,936
*Integrated Device Technology, Inc.	6,000	34,020
*Integrated Silicon Solution, Inc.	836	4,824
Intel Corp.	13,300	258,020
*Interactive Intelligence, Inc.	400	6,920
#*Intermec, Inc.	1,700	22,559
*Internap Network Services Corp.	1,600	7,120
International Business Machines Corp.	3,400	416,126
*International Rectifier Corp.	3,100	55,924
*Internet Capital Group, Inc.	1,300	8,099
*Interphase Corp.	200	530
Intersil Corp.	4,800	64,656
*Intevac, Inc.	700	9,961
*IntriCon Corp.	200	600
#*Intuit, Inc.	1,000	29,610
iPass, Inc.	2,100	2,331
*Iteris, Inc.	1,100	1,485
#*Itron, Inc.	300	18,462
#*Ixia	2,200	16,324
*IXYS Corp.	1,200	8,352
#*j2 Global Communications, Inc.	700	14,378
Jabil Circuit, Inc.	2,900	41,992
Jack Henry & Associates, Inc.	1,400	30,744
#*JDA Software Group, Inc.	1,000	26,210
*JDS Uniphase Corp.	6,600	51,876
*Juniper Networks, Inc.	1,100	27,313
Keithley Instruments, Inc.	500	2,715
*Kenexa Corp.	800	7,936
*KEY Tronic Corp.	400	1,932
#KLA-Tencor Corp.	1,000	28,200
*Knot, Inc. (The)	1,100	10,065
*Kopin Corp.	1,717	7,057
*Kulicke & Soffa Industries, Inc.	1,300	5,993
*KVH Industries, Inc.	400	5,200
#*L-1 Identity Solutions, Inc.	2,900	21,721
*Lam Research Corp.	600	19,806
*LaserCard Corp.	200	1,232
#*Lawson Software, Inc.	5,200	31,512
*LeCroy Corp.	400	1,540
Lender Processing Services, Inc.	500	19,380
#*Lexmark International, Inc.	1,600	41,264
Linear Technology Corp.	940	24,534
*Lionbridge Technologies, Inc.	322	747
*Liquidity Services, Inc.	1,100	11,627
*Littlefuse, Inc.	1,100	33,066
*LoJack Corp.	600	2,568
*LoopNet, Inc.	562	5,272
#*Loral Space & Communications, Inc.	700	19,929
*LSI Corp.	3,300	16,467
*LTX-Credence Corp.	674	1,692
#*Magma Design Automation, Inc.	400	964
*Management Network Group, Inc.	1,300	585
#*Manhattan Associates, Inc.	706	14,805
*ManTech International Corp. Class A	600	28,746
Marchex, Inc. Class B	900	4,941
*Mastech Holdings, Inc.	44	213
#MasterCard, Inc. Class A	200	49,980
*Mattson Technology, Inc.	2,300	7,590
#Maxim Integrated Products, Inc.	1,000	17,480

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Maximus, Inc.	800	$38,288
#*Maxwell Technologies, Inc.	700	10,220
*McAfee, Inc.	800	30,160
*MEMC Electronic Materials, Inc.	500	6,290
*Mentor Graphics Corp.	2,900	23,258
*Mercury Computer Systems, Inc.	700	8,358
#Methode Electronics, Inc.	1,500	16,485
Micrel, Inc.	1,800	13,446
#Microchip Technology, Inc.	1,000	25,810
#*Micron Technology, Inc.	14,600	127,312
*MICROS Systems, Inc.	800	22,864
*Microsemi Corp.	1,700	25,398
Microsoft Corp.	14,500	408,610
*Microtune, Inc.	1,200	2,664
*MIPS Technologies, Inc.	1,000	3,860
#*MKS Instruments, Inc.	1,700	28,220
*ModusLink Global Solutions, Inc.	2,200	22,330
Molex, Inc. Class A	1,484	26,163
*MoneyGram International, Inc.	2,100	6,300
*Monolithic Power Systems, Inc.	400	8,248
*Monotype Imaging Holdings, Inc.	300	2,709
*Motorola, Inc.	32,100	197,415
*MRV Communications, Inc.	2,481	2,109
MTS Systems Corp.	800	20,584
*Multi-Fineline Electronix, Inc.	800	19,096
*Napco Security Technologies, Inc.	700	1,463
#National Instruments Corp.	1,000	29,390
#National Semiconductor Corp.	1,100	14,586
#*NCR Corp.	2,900	34,713
*NetApp, Inc.	600	17,478
*NETGEAR, Inc.	800	16,512
*NetLogic Microsystems, Inc.	500	20,480
#*NetScout Systems, Inc.	1,200	16,848
*NetSuite, Inc.	200	3,158
*Network Equipment Technologies, Inc.	1,100	4,939
*NeuStar, Inc.	700	15,722
*NextWave Wireless, Inc.	1,700	764
NIC, Inc.	700	5,936
#*Novatel Wireless, Inc.	700	5,236
#*Novell, Inc.	15,600	69,732
#*Novellus Systems, Inc.	3,300	68,970
*Nu Horizons Electronics Corp.	700	2,870
#*Nuance Communications, Inc.	2,900	43,558
#*Nvidia Corp.	1,350	20,776
*Oclaro, Inc.	2,500	4,125
*OmniVision Technologies, Inc.	1,900	24,510
#*ON Semiconductor Corp.	2,299	16,576
*Online Resources Corp.	1,300	6,279
*Openwave Systems, Inc.	900	2,007
#*Oplink Communications, Inc.	800	11,880
OPNET Technologies, Inc.	800	9,400
Oracle Corp.	11,700	269,802
*OSI Systems, Inc.	500	13,235
#*Palm, Inc.	3,000	31,170
*PAR Technology Corp.	400	2,316
*Parametric Technology Corp.	2,500	41,400
Park Electrochemical Corp.	600	15,750
#*ParkerVision, Inc.	800	1,280
#Paychex, Inc.	1,000	28,990
*PC Connection, Inc.	1,100	7,040
*PC Mall, Inc.	400	2,044

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PC-Tel, Inc.	700	$4,067
*PDF Solutions, Inc.	800	3,168
Pegasystems, Inc.	1,200	39,900
#*Perficient, Inc.	600	5,826
*Performance Technologies, Inc.	400	1,128
*Pericom Semiconductor Corp.	900	7,920
*Pervasive Software, Inc.	800	4,096
*Phoenix Technologies, Ltd.	300	945
*Photronics, Inc.	500	1,925
*Planar Systems, Inc.	700	1,575
#Plantronics, Inc.	1,600	42,272
*PLATO Learning, Inc.	800	3,296
*Plexus Corp.	1,300	44,213
*PLX Technology, Inc.	900	3,996
#*PMC-Sierra, Inc.	3,700	29,415
*Polycom, Inc.	3,000	67,290
Power Integrations, Inc.	700	21,847
*Presstek, Inc.	1,300	3,679
*Progress Software Corp.	1,200	33,756
*PROS Holdings, Inc.	300	2,385
QAD, Inc.	1,013	5,551
#*QLogic Corp.	2,100	36,099
QUALCOMM, Inc.	3,800	148,922
*Quantum Corp.	5,700	14,592
*Quest Software, Inc.	4,000	68,880
#*QuickLogic Corp.	900	2,061
*Radiant Systems, Inc.	1,100	12,705
*RadiSys Corp.	900	6,759
*RAE Systems, Inc.	900	729
#*Rambus, Inc.	900	19,746
*Ramtron International Corp.	800	1,480
*RealNetworks, Inc.	4,900	20,678
#*Red Hat, Inc.	800	21,776
#*Relm Wireless Corp.	100	313
Renaissance Learning, Inc.	400	5,324
*RF Micro Devices, Inc.	2,501	9,629
Richardson Electronics, Ltd.	500	3,835
*RightNow Technologies, Inc.	578	9,242
*Rimage Corp.	400	5,964
#*Rofin-Sinar Technologies, Inc.	800	17,512
*Rogers Corp.	600	14,364
#*Rovi Corp.	2,068	59,703
#*Rubicon Technology, Inc.	200	3,156
*Rudolph Technologies, Inc.	1,100	6,897
*Saba Software, Inc.	700	3,388
*Salesforce.com, Inc.	500	31,775
*Sandisk Corp.	3,200	81,344
*Sapient Corp.	2,900	22,475
#*SAVVIS, Inc.	1,400	22,036
*ScanSource, Inc.	700	19,782
*Scientific Learning Corp.	400	2,240
*SeaChange International, Inc.	400	2,588
#*Semtech Corp.	2,300	34,454
#*Sigma Designs, Inc.	300	3,333
#*Silicon Graphics International Corp.	600	4,806
*Silicon Image, Inc.	2,500	6,025
*Silicon Laboratories, Inc.	1,200	50,688
*Silicon Storage Technology, Inc.	4,045	10,800
#*Skyworks Solutions, Inc.	5,200	65,988
#*Smart Modular Technologies (WWH), Inc.	3,100	18,848
*Smith Micro Software, Inc.	1,100	8,525

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Soapstone Networks, Inc.	500	$382
*Sonic Solutions, Inc.	700	5,992
*SonicWALL, Inc.	1,800	13,716
*Sonus Networks, Inc.	5,900	12,449
*Spectrum Control, Inc.	500	5,160
*SRA International, Inc.	1,400	24,108
*SRS Labs, Inc.	500	3,475
*Standard Microsystems Corp.	800	15,960
*StarTek, Inc.	500	3,700
#*STEC, Inc.	1,100	15,422
#*Stratasys, Inc.	600	13,800
*Super Micro Computer, Inc.	253	3,130
*Supertex, Inc.	400	9,580
*Support.com, Inc.	1,800	4,464
*Switch & Data Facilities Co., Inc.	200	3,656
#*Sybase, Inc.	400	16,268
Sycamore Networks, Inc.	920	17,839
*Symantec Corp.	2,500	42,375
*Symmetricom, Inc.	1,403	7,155
*Symyx Technologies, Inc.	1,700	8,398
#*Synaptics, Inc.	350	8,858
*SYNNEX Corp.	1,100	29,117
#*Synopsys, Inc.	4,200	89,334
Syntel, Inc.	600	20,172
#*Take-Two Interactive Software, Inc.	2,100	19,488
*Tech Data Corp.	1,700	69,275
Technitrol, Inc.	1,400	6,272
*TechTeam Global, Inc.	400	2,944
*Techwell, Inc.	200	2,162
*Tekelec	1,700	25,466
#*TeleCommunication Systems, Inc.	1,000	8,760
*TeleTech Holdings, Inc.	700	13,328
*Tellabs, Inc.	20,200	129,886
*Telular Corp.	600	2,604
*Teradata Corp.	1,000	27,970
#*Teradyne, Inc.	4,500	42,030
#*Terremark Worldwide, Inc.	1,600	13,088
*Tessera Technologies, Inc.	1,100	18,887
Texas Instruments, Inc.	3,200	72,000
TheStreet.com, Inc.	300	951
#*THQ, Inc.	1,300	6,552
*TIBCO Software, Inc.	5,700	51,072
#*TiVo, Inc.	1,400	12,628
*TNS, Inc.	100	2,290
#Total System Services, Inc.	1,114	15,941
*Transact Technologies, Inc.	400	2,872
*Travelzoo, Inc.	400	4,292
*Trimble Navigation, Ltd.	600	13,734
#*Triquint Semiconductor, Inc.	5,441	32,646
#*TTM Technologies, Inc.	1,700	17,595
*Tyler Technologies, Inc.	600	11,238
#*Ultimate Software Group, Inc.	300	8,970
*Ultra Clean Holdings, Inc.	800	5,168
*Ultratech, Inc.	700	9,548
#*Unisys Corp.	110	3,178
United Online, Inc.	1,900	12,008
#*Universal Display Corp.	650	7,326
#*ValueClick, Inc.	1,300	12,025
*Varian Semiconductor Equipment Associates, Inc.	700	20,531
#*Veeco Instruments, Inc.	1,100	35,002
#*VeriFone Holdings, Inc.	300	5,337

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*VeriSign, Inc.	700	$16,037
*Viasat, Inc.	1,000	27,330
*Vicon Industries, Inc.	200	1,088
*Video Display Corp.	300	1,134
*Virage Logic Corp.	700	3,899
#*Virnetx Holding Corp.	700	2,114
#*Vishay Intertechnology, Inc.	6,300	47,502
*Vocus, Inc.	200	3,224
*Web.com Group, Inc.	1,100	6,138
*WebMediaBrands, Inc.	995	1,134
*Websense, Inc.	500	9,265
*Westell Technologies, Inc.	2,100	2,688
*Western Digital Corp.	3,500	132,965
*Wireless Ronin Technologies, Inc.	300	936
*Wireless Telecom Group, Inc.	300	234
*Wright Express Corp.	500	14,680
#Xerox Corp.	9,900	86,328
#Xilinx, Inc.	1,000	23,580
*X-Rite, Inc.	1,000	2,490
*Yahoo!, Inc.	3,000	45,030
*Zebra Technologies Corp. Class A	1,500	39,150
*ZiLOG, Inc.	600	2,136
*Zoran Corp.	1,600	17,552

Total Information Technology		11,914,075

Materials — (4.9%)
#A.M. Castle & Co.	700	6,790
*AEP Industries, Inc.	200	6,982
Air Products & Chemicals, Inc.	700	53,172
Airgas, Inc.	1,800	76,068
AK Steel Holding Corp.	400	8,136
Albemarle Corp.	500	17,860
Alcoa, Inc.	7,700	98,021
#Allegheny Technologies, Inc.	500	20,425
#AMCOL International Corp.	1,400	35,182
American Vanguard Corp.	800	6,072
#AptarGroup, Inc.	1,600	56,768
Arch Chemicals, Inc.	700	19,572
Ashland, Inc.	2,241	90,559
Balchem Corp.	900	17,451
#Ball Corp.	500	25,395
Bemis Co., Inc.	2,200	61,732
*Brush Engineered Materials, Inc.	600	10,782
*Buckeye Technologies, Inc.	700	8,008
*BWAY Holding Co.	200	3,412
Cabot Corp.	1,200	30,936
#*Calgon Carbon Corp.	1,100	14,729
#Carpenter Technology Corp.	1,200	32,160
Celanese Corp. Class A	700	20,370
*Century Aluminum Co.	500	5,660
CF Industries Holdings, Inc.	600	55,716
*Clearwater Paper Corp.	600	29,358
Cliffs Natural Resources, Inc.	1,900	75,905
#*Coeur d’Alene Mines Corp.	488	6,842
Commercial Metals Co.	3,500	48,090
Compass Minerals International, Inc.	300	18,912
*Core Molding Technologies, Inc.	300	897
*Crown Holdings, Inc.	900	21,429
Cytec Industries, Inc.	1,400	52,234
Deltic Timber Corp.	400	17,964
Dow Chemical Co.	16,900	457,821

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
E.I. du Pont de Nemours & Co.	2,800	$91,308
Eagle Materials, Inc.	1,900	43,339
Eastman Chemical Co.	1,200	67,836
#Ecolab, Inc.	600	26,340
Ferro Corp.	2,200	17,072
#*Flotek Industries, Inc.	200	296
FMC Corp.	500	25,470
*Freeport-McMoRan Copper & Gold, Inc. Class B	2,000	133,380
Friedman Industries, Inc.	300	1,650
*General Moly, Inc.	600	1,410
*Georgia Gulf Corp.	28	430
*Graphic Packaging Holding Co.	5,693	19,242
Greif, Inc. Class A	600	29,016
H.B. Fuller Co.	1,500	30,030
Haynes International, Inc.	100	2,929
*Headwaters, Inc.	1,500	8,235
#*Hecla Mining Co.	2,700	12,312
ICO, Inc.	400	3,088
Innophos Holdings, Inc.	1,100	21,516
*Innospec, Inc.	200	1,950
International Flavors & Fragrances, Inc.	300	11,931
International Paper Co.	13,100	300,121
Kaiser Aluminum Corp.	1,100	38,665
*KapStone Paper & Packaging Corp.	600	5,544
KMG Chemicals, Inc.	300	4,125
Koppers Holdings, Inc.	100	2,792
*Landec Corp.	800	5,080
#*Louisiana-Pacific Corp.	2,100	14,931
*LSB Industries, Inc.	200	2,630
Lubrizol Corp.	1,000	73,690
#Martin Marietta Materials, Inc.	200	15,836
*Material Sciences Corp.	400	780
#MeadWestavco Corp.	4,800	115,536
Minerals Technologies, Inc.	600	28,680
Monsanto Co.	900	68,292
Mosaic Co. (The)	800	42,808
Myers Industries, Inc.	200	1,828
#Nalco Holding Co.	2,900	68,382
*Nanophase Technologies Corp.	300	246
NewMarket Corp.	600	54,132
Newmont Mining Corp.	2,600	111,436
NL Industries, Inc.	1,600	10,848
Nucor Corp.	1,200	48,960
Olin Corp.	2,100	34,650
Olympic Steel, Inc.	400	11,096
*OM Group, Inc.	900	29,358
*Omnova Solutions, Inc.	746	4,222
*Owens-Illinois, Inc.	700	19,054
Packaging Corp. of America	2,400	52,920
*Pactiv Corp.	700	15,785
Penford Corp.	200	2,052
*PolyOne Corp.	3,411	25,412
PPG Industries, Inc.	600	35,208
Praxair, Inc.	600	45,192
Quaker Chemical Corp.	400	6,996
*Ready Mix, Inc.	200	580
Reliance Steel & Aluminum Co.	3,200	130,368
Rock-Tenn Co. Class A	1,100	46,959
*Rockwood Holdings, Inc.	3,300	72,303
#Royal Gold, Inc.	900	38,358
RPM International, Inc.	3,500	65,450

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*RTI International Metals, Inc.	700	$17,325
Schnitzer Steel Industries, Inc. Class A	600	24,300
Schweitzer-Maudoit International, Inc.	500	37,620
Scotts Miracle-Gro Co. Class A (The)	500	19,850
Sealed Air Corp.	2,400	47,616
Sensient Technologies Corp.	1,900	49,305
Silgan Holdings, Inc.	400	20,740
Southern Copper Corp.	1,800	47,934
Spartech Corp.	1,500	15,135
#Steel Dynamics, Inc.	3,400	51,612
Stepan Co.	300	17,544
#*Stillwater Mining Co.	2,800	28,140
Temple-Inland, Inc.	2,400	41,688
Terra Industries, Inc.	700	22,120
#Texas Industries, Inc.	1,000	33,940
#*Titanium Metals Corp.	700	8,141
*U.S. Concrete, Inc.	1,100	990
#*U.S. Gold Corp.	2,200	4,906
*United States Lime & Minerals, Inc.	200	7,890
#United States Steel Corp.	1,600	71,088
*Universal Stainless & Alloy Products, Inc.	200	3,646
Valhi, Inc.	900	14,445
Valspar Corp.	3,000	79,440
Vulcan Materials Co.	500	22,095
#Walter Energy, Inc.	700	45,444
Wausau Paper Corp.	2,200	19,404
#Westlake Chemical Corp.	2,881	59,147
Weyerhaeuser Co.	2,000	79,800
#Worthington Industries, Inc.	2,400	34,728
*WR Grace & Co.	800	19,104
#Zep, Inc.	200	4,424
*Zoltek Cos., Inc.	500	4,175

Total Materials		4,665,231

Other — (0.0%)
—*Softbrands, Inc. Escrow Shares	600	—

Telecommunication Services — (2.7%)
#Alaska Communications Systems Group, Inc.	900	7,335
*American Tower Corp.	900	38,205
AT&T, Inc.	31,387	795,974
Atlantic Tele-Network, Inc.	400	19,372
#*Cbeyond, Inc.	300	3,738
CenturyTel, Inc.	2,622	89,174
*Cincinnati Bell, Inc.	4,600	13,386
*Cogent Communications Group, Inc.	500	5,460
#Consolidated Communications Holdings, Inc.	800	13,704
*Crown Castle International Corp.	3,000	110,820
*FiberTower Corp.	60	263
#Frontier Communications Corp.	4,800	36,528
*General Communications, Inc. Class A	1,100	6,523
*Global Crossing, Ltd.	400	5,588
HickoryTech Corp.	250	2,125
*IDT Corp. Class B	400	1,780
Iowa Telecommunications Services, Inc.	700	11,452
#*Leap Wireless International, Inc.	3,800	50,122
*Level 3 Communications, Inc.	2,800	3,892
*NII Holdings, Inc.	500	16,370
*PAETEC Holding Corp.	1,200	3,804
#*Premiere Global Services, Inc.	1,600	12,928
Qwest Communications International, Inc.	6,700	28,207

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*SBA Communications Corp.	700	$23,163
#*Sprint Nextel Corp.	24,700	81,016
*SureWest Communications	400	3,580
*Syniverse Holdings, Inc.	1,900	31,939
#Telephone & Data Systems, Inc.	1,300	41,015
Telephone & Data Systems, Inc. Special Shares	500	14,210
*tw telecom, inc.	1,200	18,492
*United States Cellular Corp.	1,600	58,512
Verizon Communications, Inc.	34,440	1,013,225
#Windstream Corp.	2,325	23,971

Total Telecommunication Services		2,585,873

Utilities — (2.5%)
*AES Corp.	2,997	37,852
AGL Resources, Inc.	1,200	42,348
Allegheny Energy, Inc.	700	14,665
#ALLETE, Inc.	800	25,040
#Alliant Energy Corp.	400	12,480
#Ameren Corp.	1,300	33,215
American Electric Power Co., Inc.	1,100	38,115
#American States Water Co.	300	9,966
#Aqua America, Inc.	1,500	24,885
Artesian Resources Corp.	200	3,530
Atmos Energy Corp.	1,300	35,906
#Avista Corp.	1,000	20,380
#Black Hills Corp.	700	18,186
#*Cadiz, Inc.	300	3,579
#California Water Service Group	400	14,528
*Calpine Corp.	3,100	33,945
CenterPoint Energy, Inc.	1,600	22,320
Central Vermont Public Service Corp.	200	3,928
CH Energy Group, Inc.	500	19,775
Chesapeake Utilities Corp.	241	7,143
#Cleco Corp.	900	23,328
#CMS Energy Corp.	1,300	19,721
Connecticut Water Services, Inc.	200	4,448
Consolidated Edison, Inc.	700	30,618
Constellation Energy Group, Inc.	400	12,912
Dominion Resources, Inc.	1,200	44,952
DPL, Inc.	700	18,788
DTE Energy Co.	800	33,632
Duke Energy Corp.	2,700	44,631
#*Dynegy, Inc.	8,500	13,770
Edison International, Inc.	700	23,324
*El Paso Electric Co.	800	15,400
#Empire District Electric Co.	1,000	18,410
Energen Corp.	500	21,975
Entergy Corp.	500	38,155
*Environmental Power Corp.	100	28
EQT Corp.	400	17,608
Exelon Corp.	1,400	63,868
FirstEnergy Corp.	700	30,534
FPL Group, Inc.	900	43,884
Great Plains Energy, Inc.	1,400	25,004
#Hawaiian Electric Industries, Inc.	1,300	25,714
IDACORP, Inc.	800	25,080
Integrys Energy Group, Inc.	600	25,110
#ITC Holdings Corp.	800	42,976
Laclede Group, Inc.	700	22,582
MDU Resources Group, Inc.	800	17,616
#MGE Energy, Inc.	400	13,372

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Middlesex Water Co.	600	$10,350
*Mirant Corp.	2,500	35,175
National Fuel Gas Co.	500	23,460
#New Jersey Resources Corp.	700	25,543
Nicor, Inc.	400	16,208
NiSource, Inc.	1,200	17,100
Northeast Utilities, Inc.	700	17,724
Northwest Natural Gas Co.	400	17,348
*NRG Energy, Inc.	3,400	81,974
NSTAR	600	20,604
NV Energy, Inc.	3,400	39,168
OGE Energy Corp.	500	18,110
#Oneok, Inc.	600	25,314
#Ormat Technologies, Inc.	1,400	48,188
Pepco Holdings, Inc.	800	13,136
PG&E Corp.	800	33,792
Piedmont Natural Gas Co.	1,000	25,670
Pinnacle West Capital Corp.	500	17,910
PNM Resources, Inc.	800	9,304
Portland General Electric Co.	1,120	21,840
PPL Corp.	800	23,592
#Progress Energy, Inc.	800	31,176
Public Service Enterprise Group, Inc.	5,500	168,245
Questar Corp.	2,300	95,404
*RRI Energy, Inc.	5,900	29,205
SCANA Corp.	400	14,244
Sempra Energy	600	30,450
*SJW Corp.	600	13,158
South Jersey Industries, Inc.	600	22,998
#Southern Co.	1,800	57,600
Southwest Gas Corp.	800	22,136
Southwest Water Co.	400	2,424
TECO Energy, Inc.	1,260	19,618
UGI Corp.	1,200	29,412
UIL Holdings Corp.	500	13,585
#Unisource Energy Corp.	300	9,222
Vectren Corp.	800	18,624
Westar Energy, Inc.	1,600	34,128
WGL Holdings, Inc.	700	22,211
Wisconsin Energy Corp.	400	19,576
#Xcel Energy, Inc.	1,300	27,014
York Water Co.	160	2,125

Total Utilities		2,363,291

TOTAL COMMON STOCKS		75,336,969

RIGHTS/WARRANTS — (0.0%)
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	1,200	157
*West Coast Bancorp Rights 03/01/10	159	97

TOTAL RIGHTS/WARRANTS		254

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	75,536	75,536

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (20.2%)
§@DFA Short Term Investment Fund LP	19,059,188	19,059,188

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank 0.12%, 02/01/10 (Collateralized by $77,692 FNMA 7.000%, 10/01/38, valued at $58,110) to be repurchased at $56,418	$56	$56,417

TOTAL SECURITIES LENDING COLLATERAL		19,115,605

TOTAL INVESTMENTS — (100.0%) (Cost $116,327,629)##		$94,528,364

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,253,170	$750	—	$12,253,920
Consumer Staples	5,237,598	—	—	5,237,598
Energy	9,165,573	—	—	9,165,573
Financials	15,673,874	—	—	15,673,874
Industrials	11,477,534	—	—	11,477,534
Information Technology	11,914,075	—	—	11,914,075
Materials	4,665,231	—	—	4,665,231
Other	—	—	—	—
Telecommunication Services	2,585,873	—	—	2,585,873
Utilities	2,363,291	—	—	2,363,291
Rights/Warrants	157	97	—	254
Temporary Cash Investments	75,536	—	—	75,536
Securities Lending Collateral	—	19,115,605	—	19,115,605

TOTAL	$75,411,912	$19,116,452	—	$94,528,364

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.9%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	6,034	$13,117
AGL Energy, Ltd.	1,753	21,435
*Alumina, Ltd.	36,241	49,601
Amalgamated Holdings, Ltd.	4,182	20,657
Amcor, Ltd.	22,262	116,071
#AMP, Ltd.	3,988	21,944
APA Group, Ltd.	3,911	11,015
#APN News & Media, Ltd.	5,416	10,944
#*Aquila Resources, Ltd.	2,204	16,487
*Arrow Energy, Ltd.	2,764	9,557
*Asciano Group, Ltd.	30,892	46,320
ASX, Ltd.	1,133	34,070
*Austar United Communications, Ltd.	13,491	15,181
Australia & New Zealand Banking Group, Ltd.	12,711	243,252
Australian Infrastructure Fund	10,808	17,328
*Australian Worldwide Exploration, Ltd.	11,677	26,883
Automotive Holdings Group, Ltd.	5,863	12,345
AXA Asia Pacific Holdings, Ltd.	6,839	39,448
*Babcock & Brown Infrastructure Group, Ltd.	1	3
Bank of Queensland, Ltd.	5,542	53,550
Beach Petroleum, Ltd.	17,534	12,867
Bendigo Bank, Ltd.	4,699	40,713
BHP Billiton, Ltd. Sponsored ADR	2,200	152,614
Billabong International, Ltd.	5,123	47,318
BlueScope Steel, Ltd.	25,498	58,759
#Boral, Ltd.	17,799	83,006
Bradken, Ltd.	1,584	8,374
Brambles, Ltd.	2,733	15,720
Brickworks, Ltd.	1,710	18,507
*Caltex Australia, Ltd.	3,267	25,820
Campbell Brothers, Ltd.	989	24,970
Centennial Coal Co., Ltd.	7,712	24,761
Challenger Financial Services Group, Ltd.	9,885	35,400
Coca-Cola Amatil, Ltd.	3,099	29,941
Commonwealth Bank of Australia	7,270	340,870
Computershare, Ltd.	4,842	49,578
ConnectEast Group, Ltd.	48,175	17,741
#Crane Group, Ltd.	913	7,094
CSR, Ltd.	48,224	77,292
#David Jones, Ltd.	11,469	47,974
Downer EDI, Ltd.	12,468	91,104
DUET Group, Ltd.	14,796	23,567
*Elders, Ltd.	9,306	11,743
Energy Developments, Ltd.	7,909	19,125
*Energy World Corp., Ltd.	12,801	3,424
Envestra, Ltd.	35,078	15,311
#Fairfax Media, Ltd.	54,103	82,169
FKP Property Group, Ltd.	14,216	8,758
#Flight Centre, Ltd.	646	11,294
Goodman Fielder, Ltd.	44,214	60,844
Graincorp, Ltd. Series A	2,702	13,668
GUD Holdings, Ltd.	1,756	14,437
#GWA International, Ltd.	5,833	15,501
Harvey Norman Holdings, Ltd.	12,250	39,704
Hills Industries, Ltd.	5,255	9,043
*Iluka Resources, Ltd.	6,256	18,146
Incitec Pivot, Ltd.	33,564	99,017
Insurance Australia Group, Ltd.	31,288	104,796

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Ioof Holdings, Ltd.	2,294	$11,639
Iress Market Technology, Ltd.	2,664	18,352
*James Hardie Industries NV Sponsored ADR	600	19,914
JB Hi-Fi, Ltd.	833	14,798
*Kimberley Metals, Ltd.	5,492	—
#Leighton Holdings, Ltd.	364	12,232
Lend Lease Group	5,245	43,283
Lihir Gold, Ltd.	7,425	18,062
Macarthur Coal, Ltd.	1,638	13,586
MacMahon Holdings, Ltd.	23,515	11,856
#Macquarie Group, Ltd.	3,881	170,800
Metcash, Ltd.	18,821	70,578
*Minara Resources, Ltd.	5,762	3,478
Mincor Resources NL	4,393	5,641
Monadelphous Group, Ltd.	1,313	14,822
*Mount Gibson Iron, Ltd.	8,762	10,739
*Murchison Metals, Ltd.	4,058	7,856
National Australia Bank, Ltd.	15,238	354,066
Navitas, Ltd.	4,902	19,416
#Nufarm, Ltd.	5,370	48,251
OneSteel, Ltd.	16,070	43,712
Orica, Ltd.	2,763	58,808
Origin Energy, Ltd.	14,029	198,007
*OZ Minerals, Ltd.	20,178	18,789
*Pacific Brands, Ltd.	16,041	15,498
*Paladin Energy, Ltd.	5,796	18,458
Panoramic Resources, Ltd.	3,668	5,908
Peet, Ltd.	5,863	10,691
Perpetual Trustees Australia, Ltd.	313	9,631
*PMP, Ltd.	15,111	9,853
Premier Investments, Ltd.	1,327	9,405
Programmed Maintenance Service, Ltd.	6,629	19,196
Qantas Airways, Ltd.	25,039	62,785
QBE Insurance Group, Ltd.	2,126	42,875
Reece Australia, Ltd.	772	16,719
Rio Tinto, Ltd.	910	54,411
*Riversdale Mining, Ltd.	2,941	19,229
*Roc Oil Co., Ltd.	10,705	6,287
#SAI Global, Ltd.	7,736	26,527
Salmat, Ltd.	4,935	17,186
Santos, Ltd.	5,383	62,309
Seven Network, Ltd.	3,972	23,454
#*Silex System, Ltd.	1,612	8,359
Sims Metal Management, Ltd.	4,216	79,174
#Southern Cross Media Group	10,220	16,598
Spark Infrastructure Group, Ltd.	6,940	8,110
Spotless Group, Ltd.	8,895	21,144
Straits Resources, Ltd.	6,014	7,506
Suncorp-Metway, Ltd.	15,075	117,906
Sunland Group, Ltd.	7,830	5,200
Telstra Corp., Ltd.	7,576	22,350
*Ten Network Holdings, Ltd.	8,071	10,878
#*Timbercorp, Ltd.	19,174	—
Toll Holdings, Ltd.	6,021	45,486
*Tower Australia Group, Ltd.	10,373	22,647
Transfield Services, Ltd.	18,093	56,947
Transurban Group, Ltd.	4,490	20,707
UGL, Ltd.	2,473	28,259
Village Roadshow, Ltd.	4,000	7,401
*Virgin Blue Holdings, Ltd.	46,180	23,565
Washington H. Soul Pattinson & Co., Ltd.	5,620	67,782

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Wesfarmers, Ltd.	4,911	$119,135
#West Australian Newspapers Holdings, Ltd.	1,421	9,161
Westpac Banking Corp.	5,582	117,134
Westpac Banking Corp. Sponsored ADR	1,800	188,604
WHK Group, Ltd.	9,975	10,186
Woodside Petroleum, Ltd.	671	25,016
Woolworths, Ltd.	1,333	30,423

TOTAL AUSTRALIA		5,228,963

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	195	18,644
Andritz AG	334	18,654
*A-TEC Industries AG	464	6,028
Erste Group Bank AG	2,853	107,701
Oesterreichischen Elektrizitaetswirtschafts AG	290	12,073
Oesterreichischen Post AG	380	10,289
#Raiffeisen International Bank-Holding AG	1,451	71,793
*RHI AG	422	11,513
Schoeller-Bleckmann Oilfield Equipment AG	121	6,330
Telekom Austria AG	2,696	37,189
Vienna Insurance Group AG	686	32,866
Voestalpine AG	693	24,263
*Wienerberger AG	1,876	35,084
*Zumtobel AG	642	13,735

TOTAL AUSTRIA		406,162

BELGIUM — (0.7%)
Ackermans & van Haaren NV	765	52,608
Banque Nationale de Belgique SA	6	29,032
*Barco NV	411	16,841
Bekaert SA	358	52,103
#Belgacom SA	497	18,088
Compagnie d’Entreprises CFE	220	10,612
Compagnie Maritime Belge SA	293	8,806
Delhaize Group SA Sponsored ADR	1,800	139,824
#*Dexia SA	8,512	52,627
*D’Ieteren SA	72	30,927
#Elia System Operator SA NV	591	22,403
Euronav SA	852	18,640
Exmar NV	649	5,535
*KBC Groep NV	1,299	55,923
Mobistar SA	266	16,735
Tessenderlo Chemie NV	868	27,602
Umicore SA	1,145	35,289

TOTAL BELGIUM		593,595

CANADA — (8.7%)
*Absolute Software Corp.	500	2,852
Aecon Group, Inc.	700	8,890
AGF Management, Ltd. Class B	962	14,458
*Agnico Eagle Mines, Ltd.	802	40,541
Agrium, Inc.	900	50,620
*Alamos Gold, Inc.	1,800	19,191
#*Alexco Resource Corp.	3,400	10,112
Alimentation Couche-Taro, Inc. Class B	2,000	37,671
*Amerigo Resources, Ltd.	6,500	4,377
*Antrim Energy, Inc.	3,100	3,624
*Anvil Mining, Ltd.	1,500	4,545
#Astral Media, Inc. Class A	2,100	66,599
*Ballard Power Systems, Inc.	2,600	5,739

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Bank of Montreal	4,535	$220,547
Bank of Nova Scotia	1,600	67,083
Barrick Gold Corp.	3,500	121,506
BCE, Inc.	118	3,032
*Birchcliff Energy, Ltd.	900	7,660
Bombardier, Inc. Class B	7,800	36,766
CAE, Inc.	3,740	29,836
Cameco Corp.	1,400	37,840
Canaccord Capital, Inc.	1,100	10,082
Canada Bread Co., Ltd.	400	20,205
Canadian Imperial Bank of Commerce	1,115	66,634
Canadian National Railway Co.	3,400	169,547
Canadian National Resources, Ltd.	1,600	102,128
Canadian Pacific Railway, Ltd.	2,000	94,421
#Canadian Tire Corp. Class A	700	35,011
Canadian Utilities, Ltd. Class A	1,400	56,642
Canadian Western Bank	1,200	23,074
Canam Group, Inc. Class A	1,300	8,875
*Canfor Corp.	830	5,667
*CanWest Global Communications Corp.	4,700	264
Cascades, Inc.	2,400	17,889
*Catalyst Paper Corp.	11,600	2,929
CCL Industries, Inc. Class B	700	16,439
*Celestica, Inc.	5,200	50,772
*Celtic Exploration, Ltd.	700	13,113
Cenovus Energy, Inc.	3,890	89,897
*CGI Group, Inc.	2,700	35,579
*Clarke, Inc.	1,100	3,601
Cogeco Cable, Inc.	200	7,437
*Compton Petroleum Corp.	1,500	1,333
*Connacher Oil & Gas, Ltd.	5,200	5,836
*Corridor Resources, Inc.	500	2,034
Corus Entertainment, Inc. Class B	2,200	38,270
*Crew Energy, Inc.	1,200	14,837
*Crystallex International Corp.	9,200	2,323
#*Denison Mines Corp.	2,000	2,656
Dorel Industries, Inc. Class B	500	14,272
*Dundee Precious Metals, Inc.	2,800	8,772
*Eastern Platinum, Ltd.	16,800	18,540
*Eldorado Gold Corp. (2307873)	5,100	60,575
*Eldorado Gold Corp. (B4ZH478)	5,459	65,534
Empire Co., Ltd. Class A	700	31,345
Enbridge, Inc.	3,024	131,254
EnCana Corp.	3,890	118,965
Ensign Energy Services, Inc.	2,800	39,332
*Equinox Minerals, Ltd.	31,200	101,252
Equitable Group, Inc.	500	9,652
*Euro Goldfields, Ltd.	3,700	18,790
*Fairborne Energy, Ltd.	1,000	4,583
Fairfax Financial Holdings, Inc.	500	169,656
Finning International, Inc.	3,300	53,547
First Quantum Minerals, Ltd.	1,700	123,297
*Flint Energy Services, Ltd.	400	4,295
*FNX Mining Co., Inc.	700	7,895
Fortis, Inc.	2,300	59,584
Forzani Group, Ltd. Class A	1,300	18,103
*Fronteer Development Group, Inc.	1,330	5,299
*Galleon Energy, Inc. Class A	1,500	7,547
George Weston, Ltd.	800	51,550
Gerdau Ameristeel Corp.	2,500	18,728
#*Gildan Activewear, Inc.	800	17,156

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Goldcorp, Inc.	7,738	$262,263
#*Golden Star Resources, Ltd.	8,100	22,196
#*Great Basin Gold, Ltd.	5,600	9,061
Great-West Lifeco, Inc.	700	16,949
Groupe Aeroplan, Inc.	8,600	89,358
Harry Winston Diamond Corp.	500	4,597
Home Capital Group, Inc.	400	14,627
*HudBay Minerals, Inc.	1,100	12,438
Husky Energy, Inc.	500	12,439
IAMGOLD Corp.	7,600	100,149
IGM Financial, Inc.	800	31,214
#*Imperial Metals Corp.	1,200	16,666
Imperial Oil, Ltd.	600	21,570
Industrial Alliance Insurance & Financial Services, Inc.	2,200	65,964
Inmet Mining Corp.	1,700	86,093
Intact Financial Corp.	2,400	84,755
*Intermap Technologies, Ltd.	1,800	3,367
*International Forest Products, Ltd. Series A	2,000	8,267
International Royalty Corp.	2,100	14,082
*Iteration Energy, Ltd.	400	453
#*Ivanhoe Energy, Inc.	3,900	11,489
*Ivanhoe Mines, Ltd.	1,500	21,015
Kingsway Financial Services, Inc.	1,700	2,671
Kinross Gold Corp.	5,881	95,207
*Kirkland Lake Gold, Inc.	500	3,367
Laurentian Bank of Canada	400	14,227
Leon’s Furniture, Ltd.	400	3,928
Linamar Corp.	1,500	19,023
Loblaw Cos., Ltd.	1,300	42,663
*Lundin Mining Corp.	5,200	20,377
*MacDonald Dettweiler & Associates, Ltd.	500	18,214
Magna International, Inc. Class A	1,900	104,520
Major Drilling Group International, Inc.	300	7,244
Manitoba Telecom Services, Inc.	500	15,829
Manulife Financial Corp.	10,200	186,400
Maple Leaf Foods, Inc.	2,300	23,984
*Martinrea International, Inc.	3,400	26,233
*Maxim Power Corp.	1,600	5,073
#*Mega Uranium, Ltd.	1,500	884
Methanex Corp.	2,600	58,115
Metro, Inc. Class A	2,600	95,003
#National Bank of Canada	2,500	132,125
*Nexen, Inc.	4,131	90,443
Niko Resources, Ltd.	200	18,469
*Norbord, Inc.	330	5,111
#*North American Palladium, Ltd.	2,000	6,827
*Northgate Minerals Corp.	6,600	16,666
*Nuvista Energy, Ltd.	600	7,048
*Open Text Corp.	1,100	43,342
#*OPTI Canada, Inc.	3,700	6,678
*Pan Amer Silver Corp.	500	10,554
*Paramount Resources, Ltd. Class A	1,200	17,115
*Parkbridge Lifestyles Communities, Inc.	300	1,417
Pason Systems, Inc.	300	3,227
#PetroBakken Energy, Ltd.	2,620	72,639
#*Petrobank Energy & Resources, Ltd.	500	24,704
Potash Corp. of Saskatchewan, Inc.	300	29,718
Progress Energy Resources Corp.	500	6,458
*Quadra Mining, Ltd.	1,100	14,722
Quebecor, Inc. Class B	1,200	32,176
*Quest Capital Corp.	7,300	8,534

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Reitmans Canada, Ltd.	500	$7,547
*Research In Motion, Ltd.	600	37,860
Rogers Communications, Inc. Class B	600	18,720
*RONA, Inc.	3,000	43,797
Royal Bank of Canada	3,051	149,176
#Russel Metals, Inc.	1,700	27,505
Saputo, Inc.	800	21,361
Savanna Energy Services Corp.	1,200	7,631
*SEMAFO, Inc.	7,800	33,119
ShawCor, Ltd.	1,000	26,430
Sherritt International Corp.	3,700	21,247
#*Shore Gold, Inc.	5,600	4,609
*Sierra Wireless, Inc.	900	9,932
*Silver Standard Resources, Inc.	400	6,947
*Silver Wheaton Corp.	4,900	67,594
*Sino-Forest Corp.	4,400	76,416
SNC-Lavalin Group, Inc.	600	27,479
*Stantec, Inc.	500	12,588
Suncor Energy, Inc.	6,292	198,661
*SunOpta, Inc.	300	870
Talisman Energy, Inc.	12,100	200,186
*Teck Resources, Ltd. Class B	14,300	468,219
Telus Corp.	400	12,394
#*Thompson Creek Metals Co., Inc.	1,300	15,125
Thomson Reuters Corp.	4,557	152,191
Tim Hortons, Inc.	1,100	31,655
#TMX Group, Inc.	1,100	31,140
Toromont Industries, Ltd.	600	15,280
Toronto Dominion Bank	5,100	300,491
#Torstar Corp. Class B	500	3,035
TransAlta Corp.	1,200	24,982
TransCanada Corp.	3,265	104,340
Transcontinental, Inc. Class A	1,600	18,690
Trican Well Service, Ltd.	2,600	33,605
*UEX Corp.	300	300
Uni-Select, Inc.	300	8,226
*Uranium One, Inc.	7,700	23,836
*Vector Aerospace Corp.	700	4,033
*Viterra, Inc.	4,600	40,999
Wesdome Gold Mines, Ltd.	8,700	18,063
West Fraser Timber Co., Ltd.	1,200	36,743
Western Financial Group, Inc.	3,000	7,884
Winpak, Ltd.	1,142	8,939
Yamana Gold, Inc.	3,700	37,268

TOTAL CANADA		7,447,567

DENMARK — (0.7%)
A.P. Moller - Maersk A.S.	8	62,432
*Aktieselskabet Roskilde Bank A.S.	170	11
*Alm. Brand A.S.	300	5,189
#Auriga Industries A.S. Series B	600	11,983
Danisco A.S.	1,572	109,523
*Danske Bank A.S.	3,545	84,206
*DSV A.S.	1,928	34,209
East Asiatic Co., Ltd. A.S.	400	12,519
#FLSmidth & Co. A.S.	1,162	74,046
#*Greentech Energy Systems A.S.	900	3,504
*Jyske Bank A.S.	1,740	64,408
*NKT Holding A.S.	350	20,355
#Novozymes A.S. Series B	150	15,360
*Ringkjoebing Landbobank A.S.	78	9,181

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Rockwool International A.S.	60	$6,871
Schouw & Co. A.S.	300	5,283
SimCorp A.S.	60	10,694
Solar Holdings A.S. Series B	125	8,093
*Spar Nord Bank A.S.	600	6,835
*Sydbank A.S.	1,000	25,788
#*Topdanmark A.S.	292	35,468
Torm A.S. ADR	500	5,495
Trygvesta A.S.	71	4,327
*Vestas Wind Systems A.S.	350	18,409
*Vestjysk Bank A.S.	250	4,180

TOTAL DENMARK		638,369

FINLAND — (1.6%)
Ahlstrom Oyj	445	5,934
Alma Media Oyj	1,213	12,412
Amer Sports Oyj Series A	2,045	22,261
Cramo Oyj	564	11,132
Elisa Oyj	2,250	49,063
#*Finnair Oyj	1,332	7,055
Fiskars Oyj Abp Series A	531	8,745
#Fortum Oyj	2,195	55,702
Huhtamaki Oyj	1,038	13,915
KCI Konecranes Oyj	758	22,245
Kemira Oyj	1,641	25,508
Kesko Oyj	1,925	61,910
Kone Oyj Series B	1,324	53,326
Lassila & Tikanoja Oyj	596	12,974
#Metso Corp. Oyj	3,105	104,208
#Metso Corp. Oyj Sponsored ADR	700	23,282
Neste Oil Oyj	3,249	53,154
Nokia Oyj Sponsored ADR	5,300	72,557
#Outokumpu Oyj Series A	3,715	67,049
Pohjola Bank P.L.C.	4,194	42,973
Poyry Oyj	726	11,436
Raisio P.L.C.	7,337	28,855
#*Ramirent Oyj	1,350	13,463
#Rautaruukki Oyj Series K	1,270	25,998
Ruukki Group Oyj	3,453	9,929
Sampo Oyj	5,382	130,009
Sanoma Oyj	2,100	46,487
Stockmann Oyj Abp Series A	1,273	41,766
#Stockmann Oyj Abp Series B	646	19,516
Stora Enso Oyj Sponsored ADR	9,200	55,752
UPM-Kymmene Oyj Sponsored ADR	8,400	91,224
Uponor Oyj Series A	782	14,843
Vaisala Oyj Series A	214	7,405
#Wartsila Corp. Oyj Series B	563	26,499
#Yit Oyj	4,202	93,159

TOTAL FINLAND		1,341,746

FRANCE — (7.3%)
Accor SA	877	44,245
#Aeroports de Paris SA	386	30,078
#*Air France-KLM SA	4,767	77,678
Air Liquide SA	763	80,927
#*Alcatel-Lucent SA	19,799	66,686
*Alcatel-Lucent SA Sponsored ADR	4,700	15,651
Alstom SA	858	57,289
*ALTEN SA	785	22,454
#*Altran Technologies SA	3,293	19,528

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
April Group SA	199	$6,098
Arkema SA	1,598	61,001
#*Atos Origin SA	1,899	88,318
AXA SA Sponsored ADR	4,900	100,891
BNP Paribas SA	5,215	372,544
#Bonduelle SA	293	35,060
*Bongrain SA	259	19,898
#Bourbon SA	1,574	61,115
Bouygues SA	2,649	130,413
Canal Plus SA	972	8,050
Capgemini SA	3,834	170,244
Carbone Lorraine SA	191	6,538
Carrefour SA	1,384	67,524
#Casino Guichard Perrachon SA	832	68,266
*CEGID Group SA	257	6,756
Ciments Francais SA	162	15,863
*Club Mediterranee SA	316	5,416
CNP Assurances SA	713	63,116
Compagnie de Saint-Gobain SA	3,863	184,538
#*Compagnie Generale de Geophysique-Veritas SA	576	14,087
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	3,000	73,110
Compagnie Generale des Establissements Michelin SA Series B	1,937	149,998
Credit Agricole SA	6,985	109,496
Danone SA	787	45,003
Dassault Systemes SA	280	16,084
Delachaux SA	227	12,003
Electricite de France SA	694	37,305
*Esso S.A.F.	76	10,065
Establissements Maurel et Prom SA	1,811	30,524
Euler Hermes SA	688	55,714
*Euro Disney SCA	810	5,472
#European Aeronautic Defence & Space Co.	5,210	101,827
Eutelsat Communications SA	1,141	36,828
#*Faurecia SA	660	13,875
France Telecom SA Sponsored ADR	7,400	170,644
GDF Suez SA	1,750	66,170
#*Gemalto NV	1,352	53,673
*Groupe Eurotunnel SA	5,859	56,485
#Groupe Steria SCA	727	21,205
Guyenne et Gascogne SA	100	8,744
Havas SA	7,086	30,965
#Hermes International SA	125	17,205
Imerys SA	950	52,539
Ingenico SA	1,554	36,782
Ipsos SA	330	10,363
#*JC Decaux SA	1,124	28,899
Lafarge SA	439	32,475
Lafarge SA Sponsored ADR	5,400	99,900
Lagardere SCA	2,877	111,478
#Legrand SA	952	27,470
L’Oreal SA	528	55,672
M6 Metropole Television SA	1,252	33,251
*Natixis SA	12,923	59,586
#Neopost SA	392	31,194
#Nexans SA	667	53,330
*Nexity SA	1,096	39,858
Norbert Dentressangle SA	122	7,774
*NRJ Group SA	928	8,146
PagesJaunes SA	1,400	15,105
*Peugeot SA	4,308	139,847
Pierre & Vacances SA	114	8,035

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Plastic Omnium SA	372	$12,180
PPR SA	1,001	122,069
Publicis Groupe SA ADR	2,800	56,840
Rallye SA	349	12,284
*Renault SA	2,388	112,103
*Rexel SA	6,230	87,893
*Rhodia SA	3,158	56,059
#Rubis SA	182	15,098
Safran SA	5,610	109,563
Schneider Electric SA	921	95,015
SCOR SE	4,800	111,208
SEB SA	559	36,297
Societe BIC SA	967	68,770
Societe Generale Paris SA	4,738	274,128
Societe Television Francaise 1 SA	1,498	25,831
Somfy SA	74	13,798
Sperian Protection SA	139	9,343
Stef-TFE SA	282	16,765
STMicroelectronics NV	3,725	30,505
STMicroelectronics NV ADR	6,800	55,352
#Suez Environnement SA	1,619	36,699
#*Technicolor SA	5,156	6,809
Technip SA	688	47,032
Technip SA ADR	1,700	117,198
Teleperformance SA	805	26,275
Thales SA	366	16,587
Total SA Sponsored ADR	4,900	282,191
#*UbiSoft Entertainment SA	718	9,796
#*Valeo SA	1,428	46,906
#Vallourec SA	670	115,243
Veolia Environnement SA ADR	600	19,668
Vilmorin & Cie SA	139	15,662
Vinci SA	1,680	89,724
Vivendi SA	8,293	215,606
#Zodiac Aerospace SA	567	23,839

TOTAL FRANCE		6,264,707

GERMANY — (5.9%)
*Aareal Bank AG	716	12,768
#Adidas-Salomon AG	795	40,521
Allianz SE	3,352	371,061
Aurubis AG	881	35,659
BASF SE	5,447	308,337
Bauer AG	343	15,475
Bayerische Motoren Werke AG	2,674	114,275
Beiersdorf AG	364	21,315
Bilfinger Berger AG	1,225	88,528
Comdirect Bank AG	1,445	13,596
#*Commerzbank AG	12,685	98,277
*Constantin Medien AG	1,864	4,762
Daimler AG (5529027)	1,406	64,683
Daimler AG (D1668R123)	4,800	219,888
Demag Cranes AG	201	6,366
#Deutsche Bank AG (5750355)	762	46,483
*Deutsche Bank AG (D18190898)	4,200	256,074
Deutsche Boerse AG	826	54,312
Deutsche Lufthansa AG	2,937	47,103
Deutsche Post AG	9,624	167,750
#*Deutsche Postbank AG	608	18,406
Deutsche Telekom AG	21,052	273,974
Douglas Holding AG	434	19,266

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
E.ON AG Sponsored ADR	8,830	$323,443
ElreingKlinger AG	2,304	52,270
Fielmann AG	139	11,037
Fraport AG	799	40,592
Fuchs Petrolub AG	205	16,581
GEA Group AG	911	18,645
Generali Deutschland Holding AG	221	22,798
GFK SE	1,109	40,646
Grenkeleasing AG	598	26,223
#*Hannover Rueckversicherung AG	1,501	69,241
#*Heidelberger Druckmaschinen AG	1,470	10,497
Heidelberger Zement AG	179	10,484
Henkel AG & Co. KGaA	615	26,864
Hochtief AG	402	29,984
Indus Holding AG	565	9,558
#*Infineon Technologies AG	20,855	115,257
*Infineon Technologies AG ADR	8,780	47,851
*IVG Immobilien AG	2,827	21,432
*Jenoptik AG	847	5,226
#K&S AG	950	53,402
*Kloeckner & Co. SE	2,176	51,572
Kontron AG	1,112	12,248
#Krones AG	594	28,680
#*Kuka AG	447	7,138
KWS Saat AG	62	10,617
Lanxess AG	2,174	82,381
Leoni AG	483	10,844
Linde AG	1,555	170,721
MAN SE	1,204	80,619
#Medion AG	754	7,825
#Metro AG	443	24,330
MLP AG	505	5,070
MTU Aero Engines Holding AG	1,581	82,065
Munchener Rueckversicherungs-Gesellschaft AG	1,571	235,258
MVV Energie AG	213	9,169
#*Nordex AG	312	4,205
*Pfleiderer AG	1,233	10,901
Porsche Automobil Holding SE	801	45,360
Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	33,604
Puma AG Rudolf Dassler Sport	138	40,912
Rational AG	59	9,590
Rheinmetall AG	925	58,623
*Roth & Rau AG	980	40,022
RWE AG	890	79,010
Salzgitter AG	1,131	100,087
SAP AG Sponsored ADR	1,200	54,384
#*SGL Carbon SE	1,481	41,876
#Siemens AG Sponsored ADR	1,700	151,487
#*Singulus Technologies AG	1,966	11,091
*Sky Deutschland AG	6,216	16,676
#Solarworld AG	399	6,756
Symrise AG	1,144	25,388
#ThyssenKrupp AG	3,676	116,824
#*TUI AG	4,500	41,384
*United Internet AG	1,164	17,127
#*Versatel AG	418	4,080
#Wacker Chemie AG	83	10,887
#Wincor Nixdorf AG	382	25,854

TOTAL GERMANY		5,015,575

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (0.9%)
*Agricultural Bank of Greece S.A.	3,182	$7,420
*Alpha Bank A.E.	8,245	79,137
*Anek Lines S.A.	1,587	1,202
*Aspis Bank S.A.	2,970	3,326
Bank of Greece S.A.	518	31,341
Coca-Cola Hellenic Bottling Co. S.A. ADR	750	17,370
*EFG Eurobank Ergasias S.A.	8,393	71,506
Ellaktor S.A.	4,143	25,454
EYDAP Athens Water Supply & Sewage Co. S.A.	690	5,463
Fourlis Holdings S.A.	501	6,099
*Frigoglass S.A.	562	5,404
GEK Terna S.A.	1,957	14,129
*Geniki Bank S.A.	5,350	5,027
*Halkor S.A.	3,691	5,868
Hellenic Petroleum S.A.	4,915	60,680
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	8,944
Marfin Investment Group S.A.	20,219	55,831
Metka S.A.	797	10,070
Michaniki S.A.	2,081	2,590
Mytilineos Holdings S.A.	2,885	17,476
#National Bank of Greece S.A. ADR	25,584	114,105
*Nirefs Acquaculture S.A.	2,998	2,421
*Piraeus Bank S.A.	8,308	70,194
*Proton Bank S.A.	2,311	4,846
*Public Power Corp. S.A.	802	14,983
*Sidenor Steel Products Manufacturing Co. S.A.	2,131	10,515
Titan Cement Co. S.A.	2,498	70,833
*TT Hellenic Postbank S.A.	3,006	17,820
Viohalco S.A.	1,602	7,408

TOTAL GREECE		747,462

HONG KONG — (1.5%)
*Allied Properties, Ltd.	44,000	7,679
*Associated International Hotels, Ltd.	6,000	13,000
Bank of East Asia, Ltd.	6,464	22,014
Cafe de Coral Holdings, Ltd.	10,000	21,909
*Cathay Pacific Airways, Ltd.	12,000	19,691
Cheung Kong Holdings, Ltd.	9,000	105,899
Chong Hing Bank, Ltd.	8,000	14,391
Chuang’s Consortium International, Ltd.	92,000	9,061
CLP Holdings, Ltd.	5,000	33,877
*Dah Sing Financial Holdings, Ltd.	3,600	17,307
Daphne International Holdings, Ltd.	14,000	10,595
*Far East Consortium International, Ltd.	37,000	11,874
First Pacific Co., Ltd.	33,600	18,702
*Foxconn International Holdings, Ltd.	8,000	8,349
Giordano International, Ltd.	44,000	13,218
*Global Green Tech Group, Ltd.	112,480	5,040
*Goldin Properties Holdings, Ltd.	24,000	11,105
Great Eagle Holdings, Ltd.	11,463	28,354
Hang Lung Group, Ltd.	8,000	35,858
Hang Lung Properties, Ltd.	6,000	20,710
Henderson Land Development Co., Ltd.	10,000	63,510
Hong Kong & Shanghai Hotels, Ltd.	11,096	15,620
Hong Kong Electric Holdings, Ltd.	3,500	19,592
Hopewell Holdings, Ltd.	17,000	51,234
Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	2,504
*Hutchison Telecommunications International, Ltd.	15,000	4,115
*Johnson Electric Holdings, Ltd.	37,500	17,727
Kowloon Development Co., Ltd.	10,000	10,689
Lifestyle International Holdings, Ltd.	10,000	16,540

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#*Melco International Development, Ltd.	18,000	$7,241
*Mongolia Energy Corp., Ltd.	25,000	12,225
New World Development Co., Ltd.	26,890	44,021
NWS Holdings, Ltd.	14,433	23,543
Pacific Basin Shipping, Ltd.	14,000	10,307
PCCW, Ltd.	34,000	9,024
Regal Hotels International Holdings, Ltd.	24,600	8,523
Shangri-La Asia, Ltd.	10,000	17,364
Shun Tak Holdings, Ltd.	20,000	11,552
Smartone Telecommunications Holdings, Ltd.	10,500	9,674
Sun Hung Kai & Co., Ltd.	32,000	24,672
Sun Hung Kai Properties, Ltd.	9,000	116,222
*Superb Summit International Timber Co., Ltd.	71,000	2,646
Tai Cheung Holdings, Ltd.	23,000	12,678
Techtronic Industries Co., Ltd.	31,000	25,491
Television Broadcasts, Ltd.	4,000	18,666
Transport International Holdings, Ltd.	4,000	11,472
Varitronix International, Ltd.	17,000	5,479
Vtech Holdings, Ltd.	3,000	29,492
Wharf Holdings, Ltd.	14,625	72,830
Wheelock & Co., Ltd.	25,000	65,446
#Wheelock Properties, Ltd.	40,000	25,118
Wing Hang Bank, Ltd.	2,000	16,869
Yue Yuen Industrial (Holdings), Ltd.	9,500	29,679

TOTAL HONG KONG		1,240,398

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	4,388	4,003
*Allied Irish Banks P.L.C. Sponsored ADR	7,100	24,708
#*Bank of Ireland P.L.C. Sponsored ADR	3,300	24,123
#CRH P.L.C. Sponsored ADR	3,300	81,147
DCC P.L.C.	1,532	44,349
*Dragon Oil P.L.C.	4,125	26,828
*Independent News & Media P.L.C.	7,976	1,120
*Irish Life & Permanent Group Holdings P.L.C.	7,636	32,392
Kerry Group P.L.C.(0490656)	1,125	33,330
Kerry Group P.L.C.(4519579)	1,098	32,585
*Kingspan Group P.L.C.	1,183	9,640

TOTAL IRELAND		314,225

ITALY — (2.5%)
A2A SpA	7,105	13,477
ACEA SpA	1,354	14,492
*Assicurazioni Generali SpA	2,303	54,765
#*Autogrill SpA	1,015	12,333
Azimut Holding SpA	1,363	16,753
Banca Carige SpA	5,645	14,486
Banca Monte Dei Paschi di Siena SpA	21,946	35,497
Banca Piccolo Credito Valtellinese Scarl SpA	1,934	13,793
Banca Popolare dell’Etruria e del Lazio Scarl	2,054	11,155
Banca Popolare di Milano Scarl	11,630	75,502
*Banco Popolare Scarl	9,475	59,935
Benetton Group SpA	945	8,152
Bulgari SpA	1,302	10,650
Buzzi Unicem SpA	1,314	19,515
*C.I.R. SpA - Compagnie Industriali Riunite	7,131	16,608
Cementir Holding SpA	2,563	11,018
Credito Artigiano SpA	1,391	3,641
*Credito Emiliano SpA	1,807	12,732
Enel SpA	11,400	61,285
Eni SpA Sponsored ADR	3,300	153,516

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#ERG SpA	1,082	$14,593
*Fiat SpA	4,260	53,386
*Fiat SpA Sponsored ADR	1,600	20,080
Finmeccanica SpA	6,992	96,909
Fondiaria - SAI SpA	1,930	31,259
#Geox SpA	852	5,490
#*Gruppo Editoriale L’Espresso SpA	3,978	11,362
Hera SpA	17,488	40,575
*Immsi SpA	4,196	4,802
Impregilo SpA	6,264	20,307
*Interpump Group SpA	1,758	9,073
*Intesa Sanpaolo SpA	69,040	262,810
#Iride SpA	8,189	15,368
Italcementi SpA	1,415	17,506
*Italmobiliare SpA	246	10,561
Luxottica Group SpA Sponsored ADR	600	15,576
Mediaset SpA	4,438	33,688
*Mediobanca SpA	6,902	75,434
Milano Assicurazioni SpA	5,810	15,905
Parmalat SpA	30,428	76,277
*Pirelli & Co. SpA	82,556	47,920
*Premafin Finanziaria SpA	10,391	15,132
Prysmian SpA	1,062	19,274
Saipem SpA	800	25,901
Saras SpA	5,737	16,062
Snam Rete Gas SpA	3,918	18,436
#*Societe Cattolica di Assicurazoni Scrl SpA	860	26,509
Telecom Italia SpA Sponsored ADR	7,500	111,600
Tod’s SpA	244	16,049
*UniCredit SpA	84,177	232,127
#Unione di Banche Italiane ScpA	9,985	137,055
#*Unipol Gruppo Finanziario SpA	16,156	19,558

TOTAL ITALY		2,135,889

JAPAN — (18.5%)
77 Bank, Ltd. (The)	11,000	58,677
Adeka Corp.	2,100	20,187
Aderans Holdings Co., Ltd.	1,300	14,010
#AEON Co., Ltd.	4,300	42,690
Aica Kogyo Co., Ltd.	2,800	28,980
Aichi Bank, Ltd. (The)	200	14,447
Aichi Steel Corp.	4,000	16,444
Aida Engineering, Ltd.	4,000	13,469
Aiphone Co., Ltd.	1,300	22,354
Air Water, Inc.	2,000	22,884
Ajinomoto Co., Inc.	10,000	94,745
Akita Bank, Ltd. (The)	5,000	19,995
*Alpine Electronics, Inc.	1,300	15,016
*Alps Electric Co., Ltd.	4,600	26,339
Amada Co., Ltd.	10,000	66,798
Amano Corp.	1,700	14,465
*Anritsu Corp.	5,000	19,491
#AOC Holdings, Inc.	2,200	13,520
AOKI Holdings, Inc.	1,100	11,218
Aoyama Trading Co., Ltd.	1,800	24,966
*Aozora Bank, Ltd.	24,000	30,306
#Ariake Japan Co., Ltd.	1,000	14,878
Asahi Diamond Industrial Co., Ltd.	3,000	20,661
Asahi Glass Co., Ltd.	2,000	19,939
Asahi Kasei Corp.	7,000	34,793
#Asatsu-DK, Inc.	700	14,284

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Asics Corp.	2,000	$19,752
Autobacs Seven Co., Ltd.	1,000	30,176
Awa Bank, Ltd. (The)	5,000	27,404
Bank of Iwate, Ltd. (The)	400	22,415
Bank of Kyoto, Ltd. (The)	5,000	41,337
Bank of Nagoya, Ltd. (The)	4,000	15,544
Bank of Okinawa, Ltd. (The)	600	22,413
Bank of the Ryukyus, Ltd.	1,700	18,983
Bank of Yokohama, Ltd.	14,000	66,191
Benesse Holdings, Inc.	700	29,432
Bridgestone Corp.	2,800	44,624
Brother Industries, Ltd.	4,000	43,161
*Calsonic Kansei Corp.	6,000	16,283
Canon Finetech, Inc.	1,300	17,641
Canon Marketing Japan, Inc.	1,200	16,596
*Canon, Inc. Sponsored ADR	1,800	70,398
Casio Computer Co., Ltd.	6,200	45,358
Central Glass Co., Ltd.	4,000	16,449
Chiba Bank, Ltd. (The)	12,000	72,426
*Chiba Kogyo Bank, Ltd. (The)	1,500	10,805
#Chiyoda Co., Ltd.	1,100	14,341
Chofu Seisakusho Co., Ltd.	1,300	30,309
#Chubu Electric Power Co., Ltd.	1,800	45,579
Chudenko Corp.	1,000	12,423
Chugoku Bank, Ltd. (The)	5,000	63,921
#Chugoku Electric Power Co., Ltd. (The)	1,200	23,506
Chugoku Marine Paints, Ltd.	2,000	13,353
Chukyo Bank, Ltd. (The)	7,000	20,488
Chuo Mitsui Trust Holdings, Inc.	10,000	35,403
Circle K Sunkus Co., Ltd.	700	9,053
Citizen Holdings Co., Ltd.	7,900	51,829
CKD Corp.	2,200	14,894
*CMK Corp.	2,100	16,087
Coca-Cola Central Japan Co., Ltd.	1,500	18,633
Coca-Cola West Co., Ltd.	1,500	25,024
Comsys Holdings Corp.	2,000	19,849
Cosmo Oil Co., Ltd.	15,000	32,567
Credit Saison Co., Ltd.	4,000	49,830
#*CSK Holdings Corp.	1,000	4,540
Dai Nippon Printing Co., Ltd.	10,000	137,127
Daicel Chemical Industries, Ltd.	8,000	48,160
#*Daido Steel Co., Ltd.	5,000	18,229
#*Daiei, Inc. (The)	2,650	9,125
Daifuku Co., Ltd.	2,000	12,532
Daikin Industries, Ltd.	700	26,008
#*Daikyo, Inc.	5,000	10,335
Daimei Telecom Engineering Corp.	2,000	14,888
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	14,561
*Dainippon Screen Manufacturing Co., Ltd.	5,000	24,387
Daio Paper Corp.	3,000	24,316
Daisan Bank, Ltd. (The)	7,000	18,586
Daishi Bank, Ltd. (The)	8,000	26,812
Daiwa House Industry Co., Ltd.	5,000	52,580
Daiwa Securities Co., Ltd.	3,000	15,002
Daiwabo Holdings Co., Ltd.	8,000	16,472
Denki Kagaku Kogyo Kabushiki Kaisha	19,000	77,222
Denki Kogyo Co., Ltd.	3,000	13,887
Denso Corp.	2,200	64,635
#Dentsu, Inc.	2,400	55,236
DIC Corp.	10,000	17,786
#Disco Corp.	400	22,175

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Don Quijote Co., Ltd.	1,000	$22,335
Dowa Holdings Co., Ltd.	2,000	11,134
DyDo Drinco, Inc.	600	19,910
eAccess, Ltd.	18	12,730
East Japan Railway Co.	600	40,283
*Ebara Corp.	6,000	25,161
#Edion Corp.	1,800	18,720
Ehime Bank, Ltd. (The)	6,000	16,918
Eighteenth Bank, Ltd. (The)	8,000	22,497
Electric Power Development Co., Ltd.	600	17,418
*Elpida Memory, Inc.	3,600	63,549
Exedy Corp.	1,600	35,282
Ezaki Glico Co., Ltd.	2,000	21,926
#FamilyMart Co., Ltd.	600	18,975
Foster Electric Co., Ltd.	500	15,340
#*Fuji Electric Holdings Co., Ltd.	10,000	19,830
#*Fuji Fire & Marine Insurance Co., Ltd. (The)	6,000	6,606
*Fuji Heavy Industries, Ltd.	15,000	70,468
Fuji Oil Co., Ltd.	2,600	37,164
Fuji Soft, Inc.	1,100	17,623
FUJIFILM Holdings Corp.	3,300	105,694
Fujikura, Ltd.	13,000	69,678
Fukui Bank, Ltd. (The)	7,000	22,610
Fukuoka Financial Group, Inc.	12,000	43,934
#Fukuyama Transporting Co., Ltd.	5,000	23,650
#Funai Electric Co., Ltd.	500	24,813
Furukawa Co., Ltd.	9,000	10,043
Futaba Corp.	1,500	25,840
*Futaba Industrial Co., Ltd.	900	8,142
GEO Co., Ltd.	9	9,394
Glory, Ltd.	1,000	21,974
Godo Steel, Ltd.	6,000	12,493
Gunma Bank, Ltd. (The)	10,000	51,556
Gunze, Ltd.	5,000	18,041
#H2O Retailing Corp.	4,000	24,042
#Hachijuni Bank, Ltd. (The)	11,000	63,434
Hakuhodo Dy Holdings, Inc.	670	32,674
Hankyu Hanshin Holdings, Inc.	19,000	87,619
Hanwa Co., Ltd.	4,000	14,701
*Haseko Corp.	11,000	9,261
Heiwa Corp.	1,800	19,376
Heiwado Co., Ltd.	1,200	15,615
Higashi-Nippon Bank, Ltd.	6,000	11,438
Higo Bank, Ltd. (The)	5,000	27,209
Hino Motors, Ltd.	13,000	48,771
#Hirose Electric Co., Ltd.	200	21,413
#Hiroshima Bank, Ltd. (The)	13,000	51,408
*Hitachi High-Technologies Corp.	1,900	38,015
Hitachi Kokusai Electric, Inc.	2,000	18,166
Hitachi Metals, Ltd.	1,000	9,640
Hitachi Transport System, Ltd.	1,900	25,144
*Hitachi Zosen Corp.	10,500	15,211
*Hitachi, Ltd. Sponsored ADR	3,000	102,750
Hokkaido Electric Power Co., Inc.	1,000	19,021
Hokkoku Bank, Ltd. (The)	7,000	25,069
Hokuetsu Bank, Ltd. (The)	9,000	14,495
*Hokuhoku Financial Group, Inc.	17,000	35,283
Hokuriku Electric Power Co., Inc.	1,000	21,643
Honda Motor Co., Ltd. Sponsored ADR	7,100	240,761
#Hosiden Corp.	1,200	14,231
House Foods Corp.	1,900	27,927

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hyakugo Bank, Ltd. (The)	4,000	$18,301
Hyakujishi Bank, Ltd. (The)	9,000	33,746
IBJ Leasing Co., Ltd.	1,000	17,935
Ichiyoshi Securities Co., Ltd.	2,200	13,861
*Idec Corp.	1,300	8,781
Idemitsu Kosan Co., Ltd.	400	25,581
Imperial Hotel, Ltd.	450	7,932
Inaba Denki Sangyo Co., Ltd.	600	14,118
Inageya Co., Ltd.	2,000	20,825
Isetan Mitsukoshi Holdings, Ltd.	5,740	53,941
*Ishihara Sangyo Kaisha, Ltd.	13,000	9,905
IT Holdings Corp.	1,200	13,476
#ITO EN, Ltd.	1,000	14,870
Itochu Corp.	8,000	62,452
Itochu Enex Co., Ltd.	1,800	7,604
Itochu Techno-Solutions Corp.	600	18,192
Itoham Foods, Inc.	5,000	18,172
Iyo Bank, Ltd. (The)	7,000	57,777
#Izumi Co., Ltd.	1,400	17,015
Izumiya Co., Ltd.	3,000	12,911
#*J Front Retailing Co., Ltd.	8,800	41,909
#Japan Airport Terminal Co., Ltd.	2,400	32,718
Japan Digital Laboratory Co., Ltd.	1,600	18,723
Japan Petroleum Exploration Co., Ltd.	300	14,081
Japan Pulp & Paper Co., Ltd.	5,000	16,856
*Japan Radio Co., Ltd.	6,000	11,507
Japan Wool Textile Co., Ltd. (The)	3,000	22,010
JFE Holdings, Inc.	700	24,339
J-Oil Mills, Inc.	3,000	9,404
#Joshin Denki Co., Ltd.	3,000	25,040
Joyo Bank, Ltd. (The)	7,000	28,314
JS Group Corp.	4,100	72,361
JSR Corp.	800	15,808
JTEKT Corp.	1,100	12,425
Juroku Bank, Ltd.	9,000	35,210
*JVC Kenwood Holdings, Inc.	15,000	6,783
#Kadokawa Holdings, Inc.	800	19,220
#Kaga Electronics Co., Ltd.	1,200	12,480
Kagawa Bank, Ltd. (The)	4,000	13,881
Kagome Co., Ltd.	1,300	22,620
Kagoshima Bank, Ltd. (The)	3,000	21,343
Kameda Seika Co., Ltd.	700	12,777
Kamigumi Co., Ltd.	7,000	52,616
Kandenko Co., Ltd.	4,000	25,477
Kaneka Corp.	8,000	51,596
*Kanematsu Corp.	12,000	9,432
Kansai Electric Power Co., Inc.	1,200	27,308
Kansai Paint Co., Ltd.	6,000	48,584
Kanto Auto Works, Ltd.	1,500	12,156
*Kanto Tsukuba Bank, Ltd. (The)	2,900	8,424
Kao Corp.	1,000	24,126
#Kawasaki Heavy Industries, Ltd.	5,000	12,842
#*Kawasaki Kisen Kaisha, Ltd.	2,000	7,064
KDDI Corp.	4	21,085
Keihin Corp.	1,100	17,024
#Keihin Electric Express Railway Co., Ltd.	4,000	30,779
Keio Corp.	6,000	37,822
Keisei Electric Railway Co., Ltd.	4,000	21,927
Keiyo Bank, Ltd. (The)	4,000	18,766
*Kenedix, Inc.	12	3,678
#Kikkoman Corp.	4,000	46,724

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kinden Corp.	3,000	$27,158
#Kintetsu Corp.	7,000	24,186
Kitz Corp.	3,000	14,959
Kiyo Holdings, Inc.	15,000	18,599
*Kobe Steel, Ltd.	10,000	17,923
Kohnan Shoji Co., Ltd.	1,300	14,593
Koito Manufacturing Co., Ltd.	2,000	34,857
Kokuyo Co., Ltd.	2,300	17,571
Komatsu, Ltd.	1,100	22,135
Komori Corp.	1,000	11,270
Konica Minolta Holdings, Inc.	5,500	56,189
Kose Corp.	800	16,161
Kubota Corp. Sponsored ADR	800	35,752
Kurabo Industries, Ltd.	8,000	12,427
Kuraray Co., Ltd.	3,000	34,953
Kureha Corp.	5,000	24,408
Kuroda Electric Co., Ltd.	1,300	18,404
Kyocera Corp. Sponsored ADR	900	83,448
Kyowa Exeo Corp.	2,000	17,596
Lawson, Inc.	500	22,658
*Leopalace21 Corp.	4,100	15,021
Lintec Corp.	1,100	21,048
Lion Corp.	4,000	19,305
#Mabuchi Motor Co., Ltd.	700	38,274
Maeda Corp.	5,000	13,657
Maeda Road Construction Co., Ltd.	3,000	22,231
#*Makino Milling Machine Co., Ltd.	2,000	9,231
Marubeni Corp.	6,000	34,844
Maruha Nichiro Holdings, Inc.	12,000	16,668
Marui Group Co., Ltd.	6,900	42,116
#Maruichi Steel Tube, Ltd.	1,200	21,707
Marusan Securities Co., Ltd.	2,100	11,805
Max Co., Ltd.	2,000	19,228
*Mazda Motor Corp.	15,000	40,691
*Megmilk Snow Brand Co., Ltd.	1,400	20,209
#Meitec Corp.	700	12,036
#Meito Sangyo Co., Ltd.	600	8,304
Michinoku Bank, Ltd. (The)	7,000	13,610
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	10,237
#Minebea Co., Ltd.	5,000	26,547
Ministop Co., Ltd.	800	9,430
Misumi Group, Inc.	1,200	20,855
Mitsubishi Chemical Holdings Corp.	5,000	20,829
Mitsubishi Corp.	4,600	111,234
*Mitsubishi Electric Corp.	1,000	7,793
Mitsubishi Estate Co., Ltd.	2,000	32,379
#Mitsubishi Heavy Industries, Ltd.	11,000	38,354
Mitsubishi Logistics Corp.	4,000	43,835
#*Mitsubishi Materials Corp.	8,000	20,757
#*Mitsubishi Motors Corp.	13,000	17,922
Mitsubishi Paper Mills, Ltd.	10,000	11,817
Mitsubishi Rayon Co., Ltd.	12,000	49,641
Mitsubishi UFJ Financial Group, Inc.	53,870	277,219
Mitsuboshi Belting, Ltd.	4,000	16,260
Mitsui & Co., Ltd.	3,100	45,596
Mitsui & Co., Ltd. Sponsored ADR	200	58,388
Mitsui Chemicals, Inc.	6,000	16,042
*Mitsui High-Tec, Inc.	2,000	15,993
*Mitsui Mining & Smelting Co., Ltd.	14,000	36,882
*Mitsui O.S.K. Lines, Ltd.	7,000	43,635
Mitsui Sugar Co., Ltd.	3,000	9,718

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,100	$77,594
Mitsui-Soko Co., Ltd.	4,000	14,260
Miura Co., Ltd.	700	17,984
Miyazaki Bank, Ltd. (The)	5,000	15,452
#Mizuho Financial Group, Inc.	23,100	44,580
*Mizuho Investors Securities Co., Ltd.	12,000	12,039
#*Mizuho Trust & Banking Co., Ltd.	12,000	12,044
Mizuno Corp.	4,000	19,071
Modec, Inc.	600	11,557
#Mori Seiki Co., Ltd.	1,100	11,093
Morinaga & Co., Ltd.	10,000	21,788
Morinaga Milk Industry Co., Ltd.	8,000	32,084
Mos Food Services, Inc.	1,500	24,861
Murata Manufacturing Co., Ltd.	400	21,945
Musashino Bank, Ltd.	1,000	26,958
Nagase & Co., Ltd.	4,000	46,462
Nagoya Railroad Co., Ltd.	9,000	26,507
Namco Bandai Holdings, Inc.	4,900	48,780
Nanto Bank, Ltd. (The)	5,000	27,130
*NEC Corp.	31,000	79,933
Net One Systems Co., Ltd.	18	20,283
Neturen Co., Ltd.	1,500	9,191
NHK Spring Co., Ltd.	4,000	34,768
Nichicon Corp.	3,000	34,101
#Nichirei Corp.	6,000	22,462
Nifco, Inc.	900	19,582
#Nihon Dempa Kogyo Co., Ltd.	400	8,377
Nihon Nohyaku Co., Ltd.	1,000	5,270
Nihon Parkerizing Co., Ltd.	2,000	25,319
Nikon Corp.	1,000	20,515
Nintendo Co., Ltd.	100	27,880
Nippo Corp.	3,000	20,437
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	24,099
*Nippon Chemi-Con Corp.	3,000	11,062
Nippon Express Co., Ltd.	12,000	50,294
Nippon Flour Mills Co., Ltd.	6,000	29,578
Nippon Gas Co., Ltd.	1,100	16,910
Nippon Konpo Unyu Soko Co., Ltd.	2,000	21,289
*Nippon Light Metal Co., Ltd.	10,000	9,775
Nippon Meat Packers, Inc.	5,000	63,022
Nippon Mining Holdings, Inc.	11,000	47,368
Nippon Oil Corp.	7,000	32,709
#Nippon Paint Co., Ltd.	5,000	31,122
Nippon Paper Group, Inc.	2,300	60,049
Nippon Seiki Co., Ltd.	1,000	11,009
#Nippon Sheet Glass Co., Ltd.	20,000	51,659
Nippon Shokubai Co., Ltd.	4,000	35,603
Nippon Soda Co., Ltd.	5,000	18,488
Nippon Steel Corp.	7,000	25,382
#Nippon Suisan Kaisha, Ltd.	5,500	15,965
Nippon Telegraph & Telephone Corp. ADR	1,600	33,760
#Nippon Thompson Co., Ltd.	3,000	17,014
#Nippon Yakin Kogyo Co., Ltd.	2,500	9,344
Nishimatsu Construction Co., Ltd.	7,000	8,101
Nishi-Nippon Bank, Ltd.	24,000	62,022
Nishi-Nippon Railroad Co., Ltd.	6,000	23,239
Nissan Chemical Industries, Ltd.	2,000	26,340
*Nissan Motor Co., Ltd.	17,300	140,629
Nissan Shatai Co., Ltd.	3,000	25,461
Nissay Dowa General Insurance Co., Ltd.	4,000	19,089
Nisshin Oillio Group, Ltd. (The)	5,000	26,725

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshin Seifun Group, Inc.	5,500	$73,486
Nisshin Steel Co., Ltd.	21,000	35,629
#Nissin Foods Holdings Co., Ltd.	1,100	36,227
Nissin Kogyo Co., Ltd.	2,400	37,152
Nitta Corp.	1,000	14,652
Nittetsu Mining Co., Ltd.	3,000	13,258
Nitto Boseki Co., Ltd.	6,000	13,222
Nitto Denko Corp.	500	19,256
Nitto Electric Works, Ltd.	1,400	14,294
NOF Corp.	5,000	20,387
NOK Corp.	2,700	40,136
Nomura Holdings, Inc.	2,900	21,681
#Nomura Holdings, Inc. ADR	3,400	25,432
#Nomura Research Institute, Ltd.	600	13,332
Noritake Co., Ltd.	5,000	13,106
Noritsu Koki Co., Ltd.	900	6,042
NTN Corp.	4,000	17,292
NTT Data Corp.	5	15,578
NTT DoCoMo, Inc.	73	109,274
#Obayashi Corp.	16,000	56,496
#Odakyu Electric Railway Co., Ltd.	3,000	24,351
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	13,667
Oiles Corp.	1,200	16,436
Oita Bank, Ltd. (The)	4,000	14,250
Oji Paper Co., Ltd.	13,000	54,570
Okasan Securities Group, Inc.	4,000	19,014
*Oki Electric Industry Co., Ltd.	13,000	11,042
Okinawa Electric Power Co., Ltd.	400	21,718
OKUMA Corp.	2,000	11,520
Okumura Corp.	4,000	14,544
Omron Corp.	2,400	47,952
#Onward Holdings Co., Ltd.	4,000	25,896
Oriental Land Co., Ltd.	600	41,202
Osaka Gas Co., Ltd.	8,000	28,165
Panasonic Corp.	9,000	140,619
Parco Co., Ltd.	1,500	11,662
Paris Miki Holdings, Inc.	1,600	13,950
#*Pioneer Electronic Corp.	2,500	9,720
Press Kogyo Co., Ltd.	5,000	9,093
#Q.P. Corp.	2,200	24,510
Rengo Co., Ltd.	4,000	23,668
*Renown, Inc.	2,700	4,742
Resona Holdings, Inc.	1,900	23,700
Resorttrust, Inc.	1,000	12,418
Ricoh Co., Ltd.	5,000	71,573
Riken Corp.	4,000	13,834
Rinnai Corp.	900	42,041
Rohm Co., Ltd.	1,600	107,809
Roland Corp.	700	6,003
Round One Corp.	900	5,889
#Ryohin Keikaku Co., Ltd.	400	16,991
Ryosan Co., Ltd.	1,000	24,028
Saizeriya Co., Ltd.	1,200	22,522
Sakai Chemical Industry Co., Ltd.	3,000	14,457
Sakata Seed Corp.	1,600	20,524
*Sanden Corp.	4,000	11,106
San-in Godo Bank, Ltd. (The)	3,000	23,816
#Sanken Electric Co., Ltd.	4,000	11,242
Sanki Engineering Co., Ltd.	3,000	20,190
Sankyo Co., Ltd.	700	37,429
*Sankyo-Tateyama Holdings, Inc.	12,000	14,881

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sankyu, Inc.	4,000	$19,036
Sanshin Electronics Co., Ltd.	1,500	11,410
Sanwa Holdings Corp.	4,000	10,876
Sanyo Chemical Industries, Ltd.	4,000	22,561
Sanyo Special Steel Co., Ltd.	3,000	11,436
Sapporo Hokuyo Holdings, Inc.	8,000	32,345
Sasebo Heavy Industries Co., Ltd.	3,000	6,662
Sato Corp.	1,100	12,192
SBI Holdings, Inc.	357	67,871
Secom Co., Ltd.	800	35,847
Seiko Epson Corp.	2,200	36,678
Seiko Holdings Corp.	4,000	6,836
Seino Holdings Co., Ltd.	4,000	26,714
Seiren Co., Ltd.	2,600	15,833
Sekisui Chemical Co., Ltd.	12,000	81,068
Sekisui House, Ltd.	5,000	47,218
Seven & I Holdings Co., Ltd.	3,700	80,870
Sharp Corp.	2,000	23,880
Shiga Bank, Ltd.	7,000	41,444
Shikoku Bank, Ltd.	5,000	15,717
#Shima Seiki Manufacturing Co., Ltd.	400	7,666
Shimachu Co., Ltd.	1,000	20,353
#Shimano, Inc.	600	24,531
#Shimizu Corp.	10,000	37,962
Shin-Etsu Chemical Co., Ltd.	500	26,150
Shinko Electric Industries Co., Ltd.	700	9,420
Shinko Plantech Co., Ltd.	1,300	13,913
#*Shinsei Bank, Ltd.	2,000	2,487
Shiseido Co., Ltd.	1,000	20,480
Shizuoka Bank, Ltd.	9,000	77,625
Shochiku Co., Ltd.	3,000	27,639
Showa Denko K.K.	23,000	47,061
Showa Shell Sekiyu K.K.	2,300	18,131
Sinanen Co., Ltd.	4,000	16,804
SKY Perfect JSAT Holdings, Inc.	35	14,960
#SMK Corp.	3,000	15,402
Sohgo Security Services Co., Ltd.	1,500	17,301
Sojitz Corp.	35,400	65,095
Sompo Japan Insurance, Inc.	13,000	84,731
Sony Corp.	1,200	40,022
Sony Corp. Sponsored ADR	5,400	179,442
#Sotetsu Holdings, Inc.	6,000	25,722
Star Micronics Co., Ltd.	700	6,650
Sumisho Computer Systems Corp.	1,200	16,787
Sumitomo Bakelite Co., Ltd.	5,000	27,077
Sumitomo Corp.	3,700	41,652
Sumitomo Electric Industries, Ltd.	5,800	75,758
Sumitomo Forestry Co., Ltd.	3,600	26,432
*Sumitomo Heavy Industries, Ltd.	2,000	10,198
*Sumitomo Light Metal Industries, Ltd.	9,000	7,636
Sumitomo Metal Industries, Ltd.	5,000	13,760
Sumitomo Metal Mining Co., Ltd.	1,000	13,916
#Sumitomo Mitsui Financial Group, Inc.	2,900	93,604
Sumitomo Osaka Cement Co., Ltd.	11,000	15,976
Sumitomo Realty & Development Co., Ltd.	1,000	17,720
Sumitomo Rubber Industries, Ltd.	4,300	33,639
Sumitomo Trust & Banking Co., Ltd.	6,000	33,241
Sumitomo Warehouse Co., Ltd.	4,000	17,515
Suruga Bank, Ltd.	5,000	44,109
*SWCC Showa Holdings Co., Ltd.	14,000	13,366
T&D Holdings, Inc.	750	15,491

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tadano, Ltd.	2,000	$9,551
*Taiheiyo Cement Corp.	24,000	27,012
Taiho Kogyo Co., Ltd.	1,300	8,268
Taikisha, Ltd.	2,000	28,600
Taisei Corp.	25,000	48,348
Taiyo Nippon Sanso Corp.	3,000	29,515
#Taiyo Yuden Co., Ltd.	2,000	30,700
Takara Standard Co., Ltd.	4,000	22,499
Takasago International Corp.	4,000	19,344
#Takasago Thermal Engineering Co., Ltd.	2,000	16,641
#Takashimaya Co., Ltd.	7,000	50,898
*Takuma Co., Ltd.	4,000	9,967
TDK Corp.	500	32,298
TDK Corp. Sponsored ADR	1,000	64,000
Teijin, Ltd.	7,000	21,227
Tenma Corp.	1,200	13,870
THK Co., Ltd.	3,000	59,222
TKC Corp.	1,100	20,361
Toagosei Co., Ltd.	6,000	22,964
#Tobu Railway Co., Ltd.	6,000	32,198
Tochigi Bank, Ltd.	4,000	17,060
#Toda Corp.	6,000	20,405
Toho Bank, Ltd.	5,000	15,971
Toho Gas Co., Ltd.	7,000	36,785
Toho Titanium Co., Ltd.	600	11,154
Tohuku Electric Power Co., Inc.	1,200	24,078
Tokai Carbon Co., Ltd.	2,000	9,349
Tokai Rika Co., Ltd.	2,100	44,017
Tokai Tokyo Financial Holdings, Inc.	11,000	41,419
Tokio Marine Holdings, Inc.	3,800	102,175
Tokushima Bank, Ltd.	3,000	10,600
*Tokuyama Corp.	4,000	21,225
Tokyo Electric Power Co., Ltd.	1,800	48,489
Tokyo Gas Co., Ltd.	5,000	20,249
Tokyo Ohka Kogyo Co., Ltd.	1,000	17,419
*Tokyo Seimitsu Co., Ltd.	700	9,497
#Tokyo Steel Manufacturing Co., Ltd.	3,900	38,656
Tokyo Style Co., Ltd.	2,000	14,103
Tokyo Tatemono Co., Ltd.	11,000	43,528
Tokyo Tomin Bank, Ltd.	700	9,425
*Tokyu Construction Co., Ltd.	4,060	10,290
Tokyu Corp.	4,000	16,220
Tokyu Land Corp.	12,000	45,257
*Toppan Forms Co., Ltd.	2,100	22,267
#Toppan Printing Co., Ltd.	9,000	78,344
Topre Corp.	2,200	19,689
Topy Industries, Ltd.	7,000	11,679
Toray Industries, Inc.	5,000	27,319
*Toshiba Corp.	4,000	21,855
Toshiba Machine Co., Ltd.	8,000	30,844
*Toshiba TEC Corp.	4,000	14,931
#*Tosoh Corp.	4,000	10,286
*TOTO, Ltd.	7,000	42,370
*Towa Bank, Ltd.	18,000	12,932
Toyo Engineering Corp.	4,000	12,769
Toyo Ink Manufacturing Co., Ltd.	6,000	24,726
Toyo Kanetsu K.K.	5,000	9,208
Toyo Kohan Co., Ltd.	4,000	20,274
Toyo Seikan Kaisha, Ltd. (6899967)	1,000	26,389
Toyo Seikan Kaisha, Ltd. (6900267)	4,300	60,613
*Toyo Tire & Rubber Co., Ltd.	4,000	6,805

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Toyobo Co., Ltd.	19,000	$28,739
Toyoda Gosei Co., Ltd.	600	16,521
Toyota Auto Body Co., Ltd.	1,300	22,853
Toyota Motor Corp. Sponsored ADR	2,600	200,200
Toyota Tsusho Corp.	1,200	18,207
#*Trans Cosmos, Inc.	1,200	10,817
*Trend Micro, Inc.	500	18,637
Tsubakimoto Chain Co.	3,000	13,361
TV Asahi Corp.	12	19,458
Ube Industries, Ltd.	13,000	33,664
#Ulvac, Inc.	1,300	32,921
#Uni-Charm Corp.	400	38,040
*Uniden Corp.	3,000	6,931
Union Tool Co.	600	16,808
*Unitika, Ltd.	16,000	12,387
UNY Co., Ltd.	6,000	45,963
*Ushio, Inc.	1,700	28,755
USS Co., Ltd.	340	20,645
Wacoal Corp.	2,000	23,481
West Japan Railway Co.	5	17,237
Xebio Co., Ltd.	700	13,134
Yamada Denki Co., Ltd.	430	27,648
Yamagata Bank, Ltd.	4,000	19,056
Yamaguchi Financial Group, Inc.	6,000	59,452
Yamaha Corp.	2,700	32,061
#*Yamaha Motor Co., Ltd.	2,300	31,311
Yamanashi Chuo Bank, Ltd.	4,000	17,075
Yamatake Corp.	800	17,527
Yamato Kogyo Co., Ltd.	600	18,854
#Yaskawa Electric Corp.	2,000	16,554
Yodogawa Steel Works, Ltd.	4,000	16,378
#Yokogawa Electric Corp.	3,300	26,624
Yokohama Reito Co., Ltd.	3,000	20,576
#Yokohama Rubber Co., Ltd.	7,000	26,481
#Zensho Co., Ltd.	2,000	14,526
Zeon Corp.	2,000	9,853

TOTAL JAPAN		15,852,808

NETHERLANDS — (2.1%)
#Aalberts Industries NV	1,289	18,748
*Aegon NV	23,569	140,838
#*Akzo Nobel NV	876	52,145
#Arcadis NV	762	16,868
#ArcelorMittal NV	6,554	253,724
*ASM International NV	1,438	33,097
#ASML Holding NV	2,445	76,788
ASML Holding NV ADR	200	6,250
Exact Holding NV	330	8,664
#Fugro NV	1,836	108,885
#Grontmij NV	332	8,175
*Heijmans NV	37	664
Imtech NV	693	18,722
*ING Groep NV Sponsored ADR	15,410	144,854
KAS Bank NV	70	1,339
Koninklijke Ahold NV	12,011	150,928
Koninklijke Bam Groep NV	2,021	19,818
Koninklijke Boskalis Westminster NV	1,929	67,722
Koninklijke Ten Cate NV	874	23,024
Koninklijke Vopak NV	1,060	79,397
Nutreco Holding NV	612	32,466
*Oce NV	1,378	16,533

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#*Randstad Holdings NV	1,654	$79,380
Reed Elsevier NV ADR	952	22,686
#SBM Offshore NV	3,901	76,133
Sligro Food Group NV	627	18,961
*SNS Reaal Groep NV	3,557	20,848
Telegraaf Media Groep NV	853	16,247
TKH Group NV	794	15,235
Unilever NV	5,295	162,133
*Unit 4 Agresso NV	493	11,689
*USG People NV	851	16,239
#Wavin NV	1,272	2,880
Wolters Kluwer NV	4,568	95,348

TOTAL NETHERLANDS		1,817,428

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	11,327	10,263
Contact Energy, Ltd.	4,628	18,781
Fletcher Building, Ltd.	2,708	15,045
Infratil, Ltd.	10,572	12,194
New Zealand Oil & Gas, Ltd.	32,508	34,614
New Zealand Refining Co., Ltd.	4,103	10,553
Nuplex Industries, Ltd.	4,562	10,327
Port of Tauranga, Ltd.	2,031	10,141
Trustpower, Ltd.	2,795	14,308

TOTAL NEW ZEALAND		136,226

NORWAY — (1.1%)
*Acta Holding ASA	9,500	5,774
Aker Kvaerner ASA	750	10,009
*Aktiv Kapital ASA	600	4,324
Atea ASA	2,400	20,152
*BW Offshore, Ltd.	4,000	5,509
*Camillo Eitze & Co. ASA	800	1,906
*Cermaq ASA	1,600	15,809
*DnB NOR ASA Series A	8,311	93,852
*DOF ASA	1,400	8,766
*EDB Business Partner ASA	1,800	6,958
Ekornes ASA	300	6,448
#*Eltek ASA	1,600	860
Ganger Rolf ASA	670	18,094
Kongsberg Gruppen ASA	640	9,209
*Marine Harvest ASA	50,000	44,666
#*Norsk Hydro ASA	18,400	133,444
#*Norsk Hydro ASA Sponsored ADR	3,400	24,684
#*Norske Skogindustrier ASA Series A	7,052	11,687
Orkla ASA	7,600	68,536
*Petroleum-Geo Services ASA	5,900	73,420
Prosafe ASA	3,000	16,816
*Prosafe Production Public, Ltd.	3,000	5,969
#*Renewable Energy Corp. ASA	538	3,120
*Schibsted ASA	850	18,633
SeaDrill, Ltd.	2,600	58,997
*Sevan Marine ASA	3,200	4,606
*Songa Offshore SE	800	4,457
StatoilHydro ASA Sponsored ADR	3,931	87,897
*Storebrand ASA	5,600	39,150
*Subsea 7, Inc.	1,200	19,945
Tandberg ASA Series A	900	25,278
*Telenor ASA	1,553	20,184
*TGS Nopec Geophysical Co. ASA	2,845	54,289
Tomra Systems ASA	2,200	10,219

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Veidekke ASA	1,440	$12,252
Wilh. Wilhelmsen ASA	350	7,617

TOTAL NORWAY		953,536

PORTUGAL — (0.5%)
#Banco BPI SA	4,547	12,661
#Banco Comercial Portugues SA	59,958	64,783
#Banco Espirito Santo SA	10,994	63,981
Brisa SA	3,774	35,820
Cimpor Cimentos de Portugal SA	6,612	55,721
Energias de Portugal SA	9,374	37,157
#Galp Energia SGPS SA Series B	1,072	17,094
Jeronimo Martins SGPS SA	2,344	22,491
Mota-Engil SGPS SA	2,737	12,454
Portucel-Empresa Produtora de Pasta de Papel SA	3,351	8,829
Portugal Telecom SA	5,451	56,253
Sociedade de Investimento e Gestao SGPS SA	897	9,434
*Sonae Capital SGPS SA	1,744	1,780
*Sonae Industria SGPS SA	1,680	5,765
#Sonae SGPS SA	13,955	17,277
*Sonaecom SGPS SA	3,677	9,278
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	8,509

TOTAL PORTUGAL		439,287

SINGAPORE — (1.0%)
Allgreen Properties, Ltd.	19,000	15,710
Bukit Sembawang Estates, Ltd.	2,000	6,426
City Developments, Ltd.	5,000	37,892
Comfortdelgro Corp., Ltd.	21,000	23,666
DBS Group Holdings, Ltd.	10,500	105,790
*Delong Holdings, Ltd.	10,000	4,403
#Ezra Holdings, Ltd.	8,000	11,949
Guocoland, Ltd.	9,000	14,056
Hotel Properties, Ltd.	7,000	10,150
Hyflux, Ltd.	8,000	18,706
Keppel Corp., Ltd.	3,000	17,726
Keppel Land, Ltd.	5,000	11,566
Keppel Telecommunications & Transportation, Ltd.	6,000	5,907
Kim Eng Holdings, Ltd.	9,100	12,842
MobileOne, Ltd.	7,000	10,283
#Neptune Orient Lines, Ltd.	19,250	23,493
Overseas-Chinese Banking Corp., Ltd.	12,594	72,899
Raffles Education Corp., Ltd.	15,319	4,322
SembCorp Industries, Ltd.	14,000	34,886
SembCorp Marine, Ltd.	8,400	19,634
Singapore Airlines, Ltd.	8,600	84,135
Singapore Airport Terminal Services, Ltd.	6,278	11,022
Singapore Land, Ltd.	4,000	18,175
Singapore Post, Ltd.	14,000	10,035
Singapore Telecommunications, Ltd.	13,000	27,704
SMRT Corp., Ltd.	15,000	20,243
Tat Hong Holdings, Ltd.	10,000	6,970
United Engineers, Ltd.	6,000	8,219
United Industrial Corp., Ltd.	23,000	31,708
United Overseas Bank, Ltd.	6,000	76,910
UOB-Kay Hian Holdings, Ltd.	12,000	13,101
UOL Group, Ltd.	16,000	42,401
Venture Corp., Ltd.	4,000	23,982
WBL Corp., Ltd.	8,000	28,764

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Wheelock Properties, Ltd.	13,000	$17,866

TOTAL SINGAPORE		883,541

SPAIN — (2.8%)
Abengoa SA	505	15,264
Abertis Infraestructuras SA	1,579	31,984
Acciona SA	375	45,200
Acerinox SA	5,339	100,464
Antena 3 de Television SA	1,085	11,518
Banco Bilbao Vizcaya SA Sponsored ADR	18,391	279,359
Banco de Sabadell SA	15,749	83,945
Banco de Valencia SA	3,325	25,241
Banco Espanol de Credito SA	1,229	14,229
Banco Guipuzcoano SA	1,547	12,194
Banco Pastor SA	1,469	9,761
Banco Popular Espanol SA	11,348	85,992
Banco Santander SA	829	11,839
#Banco Santander SA Sponsored ADR	40,945	576,506
Bankinter SA	4,250	37,938
Bolsas y Mercados Espanoles SA	711	20,205
Cementos Portland Valderrivas SA	228	6,544
Cia Espanola de Petroleous SA	473	14,395
Construcciones y Auxiliar de Ferrocarriles SA	22	12,506
Ebro Puleva SA	3,220	63,948
Enagas SA	2,468	51,159
Fomento de Construcciones y Contratas SA	1,348	51,859
Gamesa Corporacion Tecnologica SA	2,284	33,149
Gas Natural SDG SA	3,108	61,731
Gestevision Telecinco SA	837	11,935
Grupo Catalana Occidente SA	923	21,163
*Grupo Empresarial Ence SA	2,018	8,209
Iberdrola SA	8,892	75,706
Indra Sistemas SA	974	21,142
Industria de Diseno Textil SA	424	26,689
*La Seda de Barcelona SA	11,551	5,421
*NH Hoteles SA	2,275	11,226
Obrascon Huarte Lain SA	479	11,350
Papeles y Cartones de Europa SA	3,157	16,562
Pescanova SA	312	9,831
*Promotora de Informaciones SA	1,912	10,381
Prosegur Cia de Seguridad SA	514	23,277
*Realia Business SA	980	2,300
Red Electrica Corporacion SA	1,553	77,857
Repsol YPF SA Sponsored ADR	7,300	172,207
*Sacyr Vallehermoso SA	2,561	26,655
*Service Point Solutions SA (B07NKR8)	6,431	8,645
*Service Point Solutions SA (B5LJVT6)	1,286	1,739
Sol Melia SA	953	7,820
#*SOS Corporacion Alimentaria SA	1,043	3,705
Telefonica SA Sponsored ADR	1,900	136,040
Tubacex SA	1,844	7,213
Tubos Reunidos SA	4,346	13,649
Vidrala SA	338	9,223
Viscofan SA	830	21,576
Zardoya Otis SA	1,131	20,991

TOTAL SPAIN		2,419,442

SWEDEN — (2.4%)
Aarhuskarlshamn AB	500	11,440
AF AB Series B	700	18,456
#Alfa Laval AB	2,100	28,511

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Assa Abloy AB Series B	4,800	$82,823
Axfood AB	350	10,120
B&B Tools AB	600	8,264
*Bilia AB Series A	1,300	12,721
*Boliden AB	8,001	106,928
*Electrolux AB Series B	3,566	84,011
#*Eniro AB	644	3,157
Hakon Invest AB	900	14,393
*Haldex AB	2,000	11,591
Hennes & Mauritz AB Series B	1,050	61,790
Hexagon AB	3,968	53,429
Hoganas AB Series B	900	19,151
Holmen AB Series B	1,500	35,909
*Husqvarna AB Series B	3,600	24,496
*JM AB	1,200	17,399
*LBI International AB	2,800	4,905
Lindab International AB	600	6,383
Loomis AB	664	7,734
#*Lundin Petroleum AB	6,000	45,595
Modern Times Group AB Series B	450	20,636
NCC AB Series B	1,600	23,830
*Nobia AB	4,200	23,758
#Nordea Bank AB	27,436	251,625
Oriflame Cosmetics SA SDR	750	41,119
*Pa Resources AB	3,400	12,193
#Sandvik AB	3,993	43,388
Securitas AB Series B	3,324	32,194
*Skandinaviska Enskilda Banken AB Series A	6,914	40,947
#SKF AB Series B	1,600	24,721
Skistar AB	883	15,015
#SSAB AB Series A	1,900	30,710
SSAB AB Series B	700	10,362
Svenska Cellulosa AB Series B	9,217	124,176
Svenska Handelsbanken AB Series A	7,472	194,694
#*Swedbank AB Series A	5,862	50,439
Tele2 AB Series B	3,701	52,139
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	13,800	133,584
TeliaSonera AB	16,349	109,973
*Trelleborg AB Series B	4,200	28,806
#Volvo AB Series A	2,200	18,455
Volvo AB Series B	6,532	55,019

TOTAL SWEDEN		2,006,989

SWITZERLAND — (4.9%)
ABB, Ltd. Sponsored ADR	6,500	117,195
#Adecco SA	2,404	129,530
Allreal Holding AG	202	23,397
Aryzta AG	1,267	50,042
#*Ascom Holding AG	1,836	18,177
Baloise Holding AG	1,560	129,340
*Bank Sarasin & Cie AG Series B	700	23,902
Banque Cantonale Vaudoise SA	54	21,821
Barry Callebaut AG	34	21,851
Berner Kantonalbank AG	107	23,715
BKW FMB Energie AG	158	12,017
*Bobst Group AG	277	10,021
Bucher Industries AG	173	20,308
*Clariant AG	6,413	70,385
Compagnie Financiere Richemont SA Series A	6,895	233,540
Credit Suisse Group AG Sponsored ADR	4,900	211,582
Daetwyler Holding AG	297	17,326

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Dufry AG	227	$14,739
#EFG International AG	1,159	16,616
Elektrizitaets-Gesellschaft Laufenberg AG	13	10,694
EMS-Chemie Holding AG	265	31,027
Energiedienst Holding AG	604	34,333
Flughafen Zuerich AG	73	20,619
Forbo Holding AG	50	16,744
GAM Holdings, Ltd.	1,643	18,808
#Geberit AG	144	25,344
#George Fisher AG	108	28,968
Givaudan SA	194	158,142
Gurit Holding AG	16	8,354
Helvetia Holding AG	150	46,732
#*Holcim, Ltd.	4,427	303,142
*Julius Baer Group, Ltd.	1,643	54,617
#Kudelski SA	1,531	38,262
Kuoni Reisen Holding AG	48	17,859
Lindt & Spruengli AG	1	24,699
#*Logitech International SA	1,706	28,817
Luzerner Kantonalbank AG	48	12,913
Nestle SA	10,338	490,039
#*Oerlikon Corp. AG	249	6,985
Panalpina Welttransport Holding AG	158	10,987
#Petroplus Holdings AG	1,327	22,347
*PubliGroupe SA	64	6,901
*Rieters Holdings AG	124	32,999
Romande Energie Holding SA	7	12,231
*Schweizerische National-Versicherungs-Gesellschaft AG	546	15,193
SGS SA	40	51,432
Sika AG	34	52,111
St. Galler Kantonalbank AG	70	32,318
Sulzer AG	460	38,653
Swatch Group AG(7184725)	611	159,722
Swatch Group AG(7184736)	649	32,639
Swiss Life Holding AG	1,010	127,046
Swiss Reinsurance Co., Ltd. AG	5,759	248,961
#Swisscom AG	62	22,598
Syngenta AG ADR	2,700	137,862
#*Temenos Group AG	384	10,223
*UBS AG	7,536	98,284
#Valiant Holding AG	443	84,323
Valora Holding AG	83	19,022
Vontobel Holdings AG	600	17,078
Zurich Financial Services AG	2,043	434,367

TOTAL SWITZERLAND		4,209,899

UNITED KINGDOM — (17.6%)
Aberdeen Asset Management P.L.C.	16,024	31,535
Admiral Group P.L.C.	417	7,508
Aegis Group P.L.C.	20,061	38,164
*Aga Rangemaster Group P.L.C.	1,374	3,097
Aggreko P.L.C.	1,979	28,437
Amec P.L.C.	7,444	89,710
Amlin P.L.C.	11,960	73,993
*Anglo American P.L.C.	6,671	244,765
Anglo Pacific Group P.L.C.	2,760	10,744
Antofagasta P.L.C.	2,036	28,262
#ARM Holdings P.L.C. Sponsored ADR	7,300	66,211
Arriva P.L.C.	5,063	39,220
Ashtead Group P.L.C.	14,650	19,911
Associated British Foods P.L.C.	5,660	79,514

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Atkins WS P.L.C.	1,777	$16,827
*Autonomy Corp. P.L.C.	1,503	37,232
Aveva Group P.L.C.	1,057	18,443
Aviva P.L.C.	43,610	267,077
Babcock International Group P.L.C.	6,695	59,784
BAE Systems P.L.C.	22,377	125,498
Balfour Beatty P.L.C.	9,061	38,493
Barclays P.L.C. Sponsored ADR	13,100	224,141
BBA Aviation P.L.C.	10,521	27,574
Beazley P.L.C.	13,422	22,385
Bellway P.L.C.	2,995	35,286
*Berkeley Group Holdings P.L.C. (The)	2,238	28,442
BG Group P.L.C.	2,990	54,967
#BG Group P.L.C. Sponsored ADR	1,400	128,828
BHP Billiton P.L.C. ADR	3,200	187,456
Bodycote P.L.C.	4,899	13,567
*Bovis Homes Group P.L.C.	1,341	8,476
BP P.L.C. Sponsored ADR	18,900	1,060,668
Brewin Dolphin Holdings P.L.C.	8,248	18,100
Brit Insurance Holdings NV	8,280	24,544
*British Airways P.L.C.	8,530	27,809
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	40,968
Britvic P.L.C.	2,726	18,279
BSS Group P.L.C.	3,111	12,533
BT Group P.L.C. Sponsored ADR	2,400	52,248
Bunzl P.L.C.	3,184	31,639
Burberry Group P.L.C.	9,093	88,761
Cable & Wireless P.L.C.	32,161	72,717
*Cairn Energy PLC	14,990	77,262
Capita Group P.L.C.	2,990	34,411
Carillion P.L.C.	12,077	57,247
*Carnival P.L.C.	942	33,866
#*Carnival P.L.C. ADR	2,700	96,579
Carphone Warehouse Group P.L.C.	5,939	18,022
Catlin Group, Ltd.	12,301	66,433
Centrica P.L.C.	14,387	61,764
Charter International P.L.C.	1,956	21,631
Chesnara P.L.C.	3,877	12,891
Chloride Group P.L.C.	5,862	17,050
Close Brothers Group P.L.C.	5,243	57,615
Cobham P.L.C.	11,022	40,783
Collins Stewart P.L.C.	7,841	9,147
Compass Group P.L.C.	24,559	167,198
*Cookson Group P.L.C.	189	1,281
Croda International P.L.C.	1,405	16,740
*CSR P.L.C.	2,830	20,209
Daily Mail & General Trust P.L.C. Series A	4,069	29,153
Dairy Crest Group P.L.C.	2,589	13,940
*Dana Petroleum P.L.C.	2,138	35,471
Davis Service Group P.L.C.	4,657	29,948
De la Rue P.L.C.	3,049	47,088
Dignity P.L.C.	672	6,699
Dimension Data Holdings P.L.C.	17,382	21,361
Domino Printing Sciences P.L.C.	2,941	15,163
Drax Group P.L.C.	4,837	31,646
DS Smith P.L.C.	10,291	17,878
*DSG International P.L.C.	49,297	24,679
*DTZ Holdings P.L.C.	2,791	3,572
*easyJet P.L.C.	1,150	7,142
*Enterprise Inns P.L.C.	11,823	22,341
Evolution Group P.L.C.	5,744	11,636

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Experian P.L.C.	10,890	$103,544
F&C Asset Management P.L.C.	6,814	7,547
Fenner P.L.C.	3,512	10,416
Filtrona P.L.C.	4,670	13,141
*Findel P.L.C.	4,807	2,547
Firstgroup P.L.C.	1,786	10,470
Forth Ports P.L.C.	318	5,649
G4S P.L.C.	31,351	125,885
*Galiform P.L.C.	7,492	10,554
Game Group P.L.C.	10,090	14,808
*Gem Diamonds, Ltd.	2,700	10,065
*GKN P.L.C.	42,079	76,857
Go-Ahead Group P.L.C.	487	10,472
Greggs P.L.C.	1,490	9,932
Halfords Group P.L.C.	4,424	26,740
Halma P.L.C.	13,080	48,594
Hays P.L.C.	7,814	13,735
Helical Bar P.L.C.	3,459	17,249
*Helphire P.L.C.	4,847	4,183
Henderson Group P.L.C.	12,095	23,436
Hiscox, Ltd.	10,981	59,838
Home Retail Group P.L.C.	5,486	22,275
Homeserve P.L.C.	565	14,634
HSBC Holdings P.L.C. Sponsored ADR	22,369	1,196,965
Hunting P.L.C.	2,655	22,911
Huntsworth P.L.C.	9,410	9,395
ICAP P.L.C.	9,292	54,600
IG Group Holdings P.L.C.	3,367	21,637
IMI P.L.C.	7,064	61,348
Informa P.L.C.	6,253	32,767
Inmarsat P.L.C.	3,198	34,724
Innovation Group P.L.C.	32,087	6,834
Intercontinental Hotels Group P.L.C.	2,736	39,128
#Intercontinental Hotels Group P.L.C. ADR	1,600	22,832
Intermediate Capital Group P.L.C.	2,842	12,115
International Personal Finance P.L.C.	11,639	40,727
International Power P.L.C.	44,274	226,037
Interserve P.L.C.	2,216	7,463
Intertek Group P.L.C.	2,205	42,437
Invensys P.L.C.	5,798	28,352
Investec P.L.C.	11,729	79,233
*IP Group P.L.C.	4,973	4,608
*ITV P.L.C.	97,376	87,321
Jardine Lloyd Thompson Group P.L.C.	2,600	19,431
*JJB Sports P.L.C.	10,155	3,420
JKX Oil & Gas P.L.C.	3,242	13,727
John Wood Group P.L.C.	14,289	77,166
Johnson Matthey P.L.C.	4,293	99,804
*Johnston Press P.L.C.	9,724	4,242
*Kazakhmys P.L.C.	4,093	78,567
Kcom Group P.L.C.	13,914	12,179
Keller Group P.L.C.	1,423	14,110
Kesa Electricals P.L.C.	3,132	6,418
Kingfisher P.L.C.	69,403	233,780
Laird P.L.C.	6,889	13,586
Legal & General Group P.L.C.	127,022	152,582
*Lloyds Banking Group P.L.C.	14,730	11,842
Lloyds Banking Group P.L.C. Sponsored ADR	1,230	4,010
Logica P.L.C.	27,824	51,880
London Stock Exchange Group P.L.C.	1,107	11,253
*Lonmin P.L.C.	4,235	121,146

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Low & Bonar P.L.C.	7,100	$3,971
Man Group P.L.C.	9,204	34,495
Marks & Spencer Group P.L.C.	12,946	71,676
Marshalls P.L.C.	2,962	4,050
McBride P.L.C.	5,164	17,953
Meggitt P.L.C.	17,826	73,423
Melrose P.L.C.	5,249	13,953
Michael Page International P.L.C.	4,900	30,130
Millennium & Copthorne Hotels P.L.C.	3,988	24,185
*Misys P.L.C.	5,545	18,938
Mitie Group P.L.C.	7,518	27,402
Mondi P.L.C.	11,215	63,422
Morgan Crucible Co. P.L.C.	3,198	8,280
Morgan Sindall P.L.C.	778	6,654
N Brown Group P.L.C.	2,652	9,533
National Express Group P.L.C.	10,716	35,328
National Grid P.L.C.	2,603	26,144
National Grid P.L.C. Sponsored ADR	1,246	62,755
Next P.L.C.	2,196	68,477
Northern Foods P.L.C.	9,001	8,917
*Northgate P.L.C.	2,035	7,026
Northumbrian Water Group P.L.C.	6,594	27,123
Novae Group P.L.C.	2,639	12,809
*Old Mutual P.L.C.	55,744	91,903
Pearson P.L.C. Sponsored ADR	12,900	183,051
Pennon Group P.L.C.	3,850	31,515
*Persimmon P.L.C.	6,696	45,968
Phoenix IT Group, Ltd. P.L.C.	1,920	8,503
*Premier Foods P.L.C.	29,236	14,992
*Premier Oil P.L.C.	1,761	29,048
Provident Financial P.L.C.	1,379	20,558
Prudential P.L.C.	14,992	137,307
#Prudential P.L.C. ADR	6,900	126,753
Psion P.L.C.	4,455	6,275
*Punch Taverns P.L.C.	12,288	16,369
Qinetiq P.L.C.	2,589	5,520
*Quintain Estates & Development P.L.C.	14,008	13,082
Rathbone Brothers P.L.C.	754	9,974
Reckitt Benckiser Group P.L.C.	671	34,784
#Reed Elsevier P.L.C. ADR	1,125	35,831
Regus P.L.C.	13,221	18,757
Renishaw P.L.C.	2,587	24,765
*Rentokil Initial P.L.C.	20,074	36,899
*Resolution, Ltd.	61,323	78,192
Rexam P.L.C.	13,962	66,477
*Rio Tinto P.L.C.	948	46,229
Rio Tinto P.L.C. Sponsored ADR	500	97,010
Robert Wiseman Dairies P.L.C.	1,693	13,485
*Rolls-Royce Group P.L.C.	20,960	159,704
Rotork P.L.C.	944	19,016
Royal Dutch Shell P.L.C. ADR	19,700	1,051,586
RPS Group P.L.C.	5,472	17,430
RSA Insurance Group P.L.C.	54,564	111,570
Sage Group P.L.C.	15,888	59,762
Sainsbury (J.) P.L.C.	16,870	86,764
Savills P.L.C.	4,011	20,252
Schroders P.L.C.	3,549	70,136
Schroders P.L.C. Non-Voting	871	13,784
Scottish & Southern Energy P.L.C.	3,532	65,827
*SDL P.L.C.	2,030	15,436
Senior P.L.C.	9,084	12,140

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Serco Group P.L.C.	7,105	$56,476
Severfield-Rowen P.L.C.	1,606	5,553
Severn Trent P.L.C.	1,705	30,543
Shanks Group P.L.C.	13,706	27,747
*SIG P.L.C.	8,856	16,110
*Soco International P.L.C.	876	20,106
Spectris P.L.C.	2,815	34,198
Speedy Hire P.L.C.	1,158	535
Spirax-Sarco Engineering P.L.C.	1,500	29,941
Spirent Communications P.L.C.	47,046	82,568
St. James’s Place P.L.C.	4,098	16,352
*St. Modwen Properties P.L.C.	3,552	10,657
Stagecoach Group P.L.C.	11,463	32,078
Standard Chartered P.L.C.	18,459	425,177
Standard Life P.L.C.	32,534	101,240
Tate & Lyle P.L.C.	10,333	65,151
Tesco P.L.C.	20,783	140,324
Thomas Cook Group P.L.C.	17,383	62,765
Tomkins P.L.C.	17,697	52,954
Tomkins P.L.C. Sponsored ADR	2,300	27,439
*Travis Perkins P.L.C.	3,041	35,515
*Trinity Mirror P.L.C.	7,656	18,428
*TT electronics P.L.C.	3,593	5,009
TUI Travel P.L.C.	7,598	31,342
Tullow Oil P.L.C.	5,829	106,958
*UK Coal P.L.C.	5,854	5,714
Ultra Electronics Holdings P.L.C.	795	16,081
Umeco P.L.C.	1,615	8,455
Unilever P.L.C. Sponsored ADR	3,900	119,028
United Business Media P.L.C.	5,369	36,451
United Utilities Group P.L.C.	1,964	16,751
Vedanta Resources P.L.C.	544	20,866
Vodafone Group P.L.C. Sponsored ADR	46,477	997,396
VT Group P.L.C.	2,055	17,543
Weir Group P.L.C. (The)	4,491	55,267
WH Smith P.LC.	4,579	36,406
Whitbread P.L.C.	5,123	114,560
William Morrison Supermarkets P.L.C.	34,087	156,825
Wincanton P.L.C.	2,286	8,135
*Wolseley P.L.C.	1,516	33,353
#Wolseley P.L.C. ADR	2,900	6,351
WPP P.L.C. Sponsored ADR	2,100	96,810
WSP Group P.L.C.	1,365	5,813
Xchanging P.L.C.	2,042	6,193
*Xstrata P.L.C.	4,543	73,716
*Yell Group P.L.C.	24,812	14,372

TOTAL UNITED KINGDOM		15,069,357

TOTAL COMMON STOCKS		75,163,171

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (12.1%)
§@DFA Short Term Investment Fund LP	8,739,329	$8,739,329
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,622,191) to be repurchased at $1,590,399	$1,590	1,590,383

TOTAL SECURITIES LENDING COLLATERAL		10,329,712

TOTAL INVESTMENTS — (100.0%) (Cost $110,897,898)##		$85,492,883

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$361,132	$4,867,831	—	$5,228,963
Austria	—	406,162	—	406,162
Belgium	139,824	453,771	—	593,595
Canada	7,447,567	—	—	7,447,567
Denmark	5,495	632,874	—	638,369
Finland	242,815	1,098,931	—	1,341,746
France	991,445	5,273,262	—	6,264,707
Germany	1,053,127	3,962,448	—	5,015,575
Greece	140,419	607,043	—	747,462
Hong Kong	—	1,240,398	—	1,240,398
Ireland	129,978	184,247	—	314,225
Italy	300,772	1,835,117	—	2,135,889
Japan	1,114,540	14,738,268	—	15,852,808
Netherlands	173,790	1,643,638	—	1,817,428
New Zealand	—	136,226	—	136,226
Norway	112,581	840,955	—	953,536
Portugal	—	439,287	—	439,287
Singapore	—	883,541	—	883,541
Spain	1,175,951	1,243,491	—	2,419,442
Sweden	133,584	1,873,405	—	2,006,989
Switzerland	521,256	3,688,643	—	4,209,899
United Kingdom	5,884,916	9,184,441	—	15,069,357
Securities Lending Collateral	—	10,329,712	—	10,329,712

TOTAL	$19,929,192	$65,563,691	—	$85,492,883

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (82.6%)
Consumer Discretionary — (10.4%)
*1-800-FLOWERS.COM, Inc.	900	$1,863
*99 Cents Only Stores	1,500	19,560
#Aaron’s, Inc.	1,000	27,860
#Abercrombie & Fitch Co.	1,100	34,694
*AC Moore Arts & Crafts, Inc.	300	840
Advance Auto Parts, Inc.	600	23,670
*Aeropostale, Inc.	600	19,734
*AH Belo Corp.	200	1,222
*Alloy, Inc.	200	1,544
#*Amazon.com, Inc.	1,800	225,738
Ambassadors Group, Inc.	200	2,266
*American Apparel, Inc.	1,450	4,104
#*American Axle & Manufacturing Holdings, Inc.	1,500	14,025
American Eagle Outfitters, Inc.	2,850	45,287
*America’s Car-Mart, Inc.	200	4,706
*Amerigon, Inc.	600	4,890
Ameristar Casinos, Inc.	400	5,924
#*AnnTaylor Stores Corp.	1,272	15,976
#Arbitron, Inc.	600	15,186
#*Arctic Cat, Inc.	300	2,514
#*ArvinMeritor, Inc.	1,300	12,597
*Asbury Automotive Group, Inc.	700	7,749
*Audiovox Corp. Class A	600	3,990
#*AutoNation, Inc.	2,800	50,400
#*Bally Technologies, Inc.	400	15,868
#Barnes & Noble, Inc.	1,400	24,472
*Bassett Furniture Industries, Inc.	100	433
*Beazer Homes USA, Inc.	800	3,120
bebe stores, inc.	1,600	9,888
#*Bed Bath & Beyond, Inc.	1,700	65,790
#Belo Corp.	1,800	11,952
Best Buy Co., Inc.	2,200	80,630
Big 5 Sporting Goods Corp.	400	5,844
*Big Lots, Inc.	1,400	39,774
#*BJ’s Restaurants, Inc.	300	6,342
Black & Decker Corp.	1,300	84,058
#*Blockbuster, Inc. Class A	800	360
*Blue Nile, Inc.	100	5,155
Blyth, Inc.	150	4,214
Bob Evans Farms, Inc.	300	8,373
Bon-Ton Stores, Inc. (The)	800	7,000
Books-A-Million, Inc.	500	3,185
*Borders Group, Inc.	1,500	1,290
BorgWarner, Inc.	2,900	101,761
#*Boyd Gaming Corp.	700	5,460
Brinker International, Inc.	800	13,056
*Brink’s Home Security Holdings, Inc.	800	32,800
#*Brookfield Homes Corp.	600	4,356
Brown Shoe Co., Inc.	700	8,575
#Brunswick Corp.	2,800	30,044
#Buckle, Inc.	750	22,755
#*Buffalo Wild Wings, Inc.	200	9,362
*Build-A-Bear-Workshop, Inc.	500	2,385
#Burger King Holdings, Inc.	1,000	17,440
#*Cabela’s, Inc.	1,300	20,956
#Cablevision Systems Corp.	2,300	58,972
*Cache, Inc.	200	840
#*California Pizza Kitchen, Inc.	200	2,760

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Callaway Golf Co.	1,400	$10,444
#*Capella Education Co.	100	7,338
#*Career Education Corp.	700	15,225
*Caribou Coffee Co., Inc.	300	2,169
*CarMax, Inc.	3,400	70,142
*Carmike Cinemas, Inc.	400	2,892
*Carriage Services, Inc.	200	770
*Carrols Restaurant Group, Inc.	400	2,524
*Carter’s, Inc.	1,200	31,032
*Casual Male Retail Group, Inc.	900	2,520
#Cato Corp. Class A	500	10,225
*Cavco Industries, Inc.	100	3,584
CBS Corp.	300	3,885
CBS Corp. Class B	7,200	93,096
*CEC Entertainment, Inc.	100	3,319
#*Charming Shoppes, Inc.	2,300	13,363
#*Cheesecake Factory, Inc.	500	10,570
*Chico’s FAS, Inc.	3,100	39,587
#*Children’s Place Retail Stores, Inc. (The)	600	19,080
#*Chipotle Mexican Grill, Inc.	300	28,938
#Choice Hotels International, Inc.	500	15,870
Christopher & Banks Corp.	600	3,990
#Churchill Downs, Inc.	100	3,630
Cinemark Holdings, Inc.	4,200	59,556
#*Citi Trends, Inc.	400	12,452
CKE Restaurants, Inc.	500	4,180
#*Clear Channel Outdoor Holdings, Inc.	600	6,090
Coach, Inc.	1,700	59,296
#*Coinstar, Inc.	200	5,166
*Coldwater Creek, Inc.	2,800	12,488
#*Collective Brands, Inc.	1,600	31,488
#Columbia Sportswear Co.	1,100	45,518
Comcast Corp. Class A	13,300	210,539
Comcast Corp. Special Class A	6,800	102,952
#*Conn’s, Inc.	400	2,248
#Cooper Tire & Rubber Co.	1,400	23,842
#*Core-Mark Holding Co., Inc.	200	5,964
#*Corinthian Colleges, Inc.	700	9,800
Cracker Barrel Old Country Store, Inc.	200	7,392
#*Crocs, Inc.	1,700	12,495
#*Crown Media Holdings, Inc.	1,700	2,397
*Culp, Inc.	400	5,204
#*Cumulus Media, Inc.	100	245
#D.R. Horton, Inc.	6,400	75,456
*Dana Holding Corp.	2,200	22,682
#Darden Restaurants, Inc.	400	14,784
#*Deckers Outdoor Corp.	500	49,085
*dELiA*s, Inc.	400	712
*Destination Maternity Corp.	200	4,866
#DeVry, Inc.	200	12,212
#*Dick’s Sporting Goods, Inc.	1,600	35,792
#Dillard’s, Inc.	1,500	24,840
#*DineEquity, Inc.	100	2,274
#*DIRECTV Class A	5,052	153,328
*Discovery Communications, Inc.	2,314	60,766
DISH Network Corp.	1,700	31,042
Disney (Walt) Co.	18,619	550,191
#*Dolan Media Co.	1,000	9,880
*Dollar Tree, Inc.	800	39,616
#*Domino’s Pizza, Inc.	500	5,650
*Dorman Products, Inc.	400	6,180

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*DreamWorks Animation SKG, Inc.	1,100	$42,834
*Dress Barn, Inc. (The)	1,241	29,213
*Drew Industries, Inc.	500	9,300
*Drugstore.com, Inc.	1,900	5,396
*DSW, Inc.	400	9,640
#*Eastman Kodak Co.	5,400	32,670
*Einstein Noah Restaurant Group, Inc.	300	3,531
*Emerson Radio Corp.	900	2,160
*Empire Resorts, Inc.	1,600	3,616
#*Entercom Communications Corp.	500	4,230
*Ethan Allen Interiors, Inc.	400	5,796
*EW Scripps Co.	866	5,889
#Family Dollar Stores, Inc.	600	18,528
*Federal Mogul Corp.	3,076	50,385
#*FGX International Holdings, Ltd.	200	3,930
#Finish Line, Inc. Class A	1,000	11,090
*Fisher Communications, Inc.	400	5,144
#Foot Locker, Inc.	3,500	39,515
*Ford Motor Co.	27,300	295,932
*Fossil, Inc.	600	19,590
#Fred’s, Inc.	700	7,021
#*Fuel Systems Solutions, Inc.	400	14,256
*Full House Resorts, Inc.	300	852
#*Furniture Brands International, Inc.	400	2,064
*Gaiam, Inc.	700	4,515
#*GameStop Corp. Class A	1,500	29,655
Gannett Co., Inc.	4,700	75,905
Gap, Inc.	5,100	97,308
#Garmin, Ltd.	2,200	71,082
#*Gaylord Entertainment Co.	400	7,696
*Genesco, Inc.	300	7,074
Gentex Corp.	3,200	61,344
#Genuine Parts Co.	900	33,912
*G-III Apparel Group, Ltd.	400	6,964
*Global Traffic Network, Inc.	100	444
*Goodyear Tire & Rubber Co.	1,700	22,678
*Gray Television, Inc.	800	1,584
*Great Wolf Resorts, Inc.	600	1,386
#*Group 1 Automotive, Inc.	400	11,600
Guess?, Inc.	900	35,739
*Gymboree Corp.	600	23,406
*Hanesbrands, Inc.	1,200	27,564
#Harley-Davidson, Inc.	1,950	44,343
Harman International Industries, Inc.	900	31,995
#Harte-Hanks, Inc.	2,000	21,120
Hasbro, Inc.	1,000	30,550
#Haverty Furniture Cos., Inc.	300	3,699
*Hawk Corp.	200	3,474
*Heelys, Inc.	400	832
*Helen of Troy, Ltd.	600	14,142
#*hhgregg, Inc.	700	14,910
#*Hibbett Sporting Goods, Inc.	200	4,244
Hillenbrand, Inc.	500	9,175
Home Depot, Inc.	10,300	288,503
Hooker Furniture Corp.	300	3,813
*Hot Topic, Inc.	800	4,600
#*Hovnanian Enterprises, Inc.	400	1,456
*HSN, Inc.	1,080	20,671
#*Iconix Brand Group, Inc.	1,200	15,144
Interactive Data Corp.	2,400	68,712
International Speedway Corp.	300	7,713

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Interpublic Group of Cos., Inc.	7,200	$46,512
*Interval Leisure Group, Inc.	880	11,194
*iRobot Corp.	500	7,900
*Isle of Capri Casinos, Inc.	300	2,415
*J. Crew Group, Inc.	700	27,447
#J.C. Penney Co., Inc.	5,500	136,565
*Jack in the Box, Inc.	400	7,804
#*Jackson Hewitt Tax Service, Inc.	200	548
#*JAKKS Pacific, Inc.	600	6,600
Jarden Corp.	500	15,240
*Jo-Ann Stores, Inc.	600	21,012
Johnson Controls, Inc.	7,300	203,159
Jones Apparel Group, Inc.	1,400	20,216
#*Jos. A. Bank Clothiers, Inc.	400	16,764
Journal Communications, Inc.	800	2,816
#*K12, Inc.	600	11,994
#KB Home	1,900	29,032
*Kenneth Cole Productions, Inc. Class A	400	4,096
*Kid Brands, Inc.	500	2,495
*Kirkland’s, Inc.	300	4,638
#*Knology, Inc.	1,000	10,920
*Kohl’s Corp.	2,100	105,777
*Krispy Kreme Doughnuts, Inc.	900	2,538
#*K-Swiss, Inc. Class A	700	6,356
*Lakes Entertainment, Inc.	500	1,245
#*Lamar Advertising Co.	1,600	45,760
•*Lazare Kaplan International, Inc.	300	750
*La-Z-Boy, Inc.	1,400	14,210
*Leapfrog Enterprises, Inc.	1,200	3,972
*Learning Tree International, Inc.	200	2,204
*Lee Enterprises, Inc.	1,000	4,240
#Leggett & Platt, Inc.	3,600	65,736
#Lennar Corp. Class A	4,400	67,584
Lennar Corp. Class B	1,600	19,504
#*Liberty Global, Inc. Class A	2,700	68,526
#*Liberty Global, Inc. Series C	3,000	75,180
*Liberty Media Corp. Capital Class A	3,100	80,259
*Liberty Media Corp. Interactive Class A	11,000	114,180
*Liberty Media Corp. Series A	540	25,326
*Liberty Media-Starz Corp. Series B	20	942
#*Life Time Fitness, Inc.	300	7,185
#*Lifetime Brands, Inc.	200	1,594
Limited Brands, Inc.	4,900	93,198
*LIN TV Corp.	400	1,908
#*Lincoln Educational Services Corp.	300	6,216
*Lithia Motors, Inc.	400	3,120
#*Live Nation Entertainment, Inc.	3,260	37,395
#*Liz Claiborne, Inc.	3,100	15,097
*LKQ Corp.	3,600	67,500
#*LodgeNet Interactive Corp.	600	3,282
Lowe’s Cos., Inc.	5,000	108,250
*Luby’s, Inc.	500	1,715
*Lumber Liquidators Holdings, Inc.	300	7,104
*M/I Homes, Inc.	500	5,160
*Mac-Gray Corp.	400	3,584
#Macy’s, Inc.	7,300	116,289
*Maidenform Brands, Inc.	400	5,980
Marcus Corp.	200	2,236
#Marine Products Corp.	700	3,542
*MarineMax, Inc.	700	6,321
#Marriott International, Inc. Class A	2,213	58,047

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Martha Stewart Living Omnimedia, Inc.	700	$3,101
Mattel, Inc.	3,500	69,020
*McClatchy Co. (The)	1,600	8,560
*McCormick & Schmick’s Seafood Restaurants, Inc.	300	2,481
McDonald’s Corp.	6,000	374,580
McGraw-Hill Cos., Inc.	2,000	70,900
MDC Holdings, Inc.	1,200	40,320
*Media General, Inc.	600	4,890
*Mediacom Communications Corp.	1,200	4,992
#Men’s Wearhouse, Inc. (The)	1,300	26,195
#Meredith Corp.	800	24,784
#*Meritage Homes Corp.	700	15,673
*Midas, Inc.	300	2,475
#*Modine Manufacturing Co.	1,700	16,167
#*Mohawk Industries, Inc.	2,500	103,525
*Monarch Casino & Resort, Inc.	102	729
*Morgans Hotel Group Co.	200	802
#*Morningstar, Inc.	1,000	47,260
*Motorcar Parts of America, Inc.	400	2,288
#Movado Group, Inc.	400	4,372
*Nathan’s Famous, Inc.	200	3,010
National CineMedia, Inc.	1,100	16,478
*Nautilus, Inc.	296	743
*Navarre Corp.	595	1,178
#*Netflix, Inc.	1,000	62,250
*New York & Co., Inc.	1,300	4,680
*New York Times Co. Class A (The)	4,300	55,556
News Corp. Class A	16,100	203,021
News Corp. Class B	7,100	104,228
NIKE, Inc. Class B	3,600	229,500
#Nordstrom, Inc.	1,900	65,626
#Nutri/System, Inc.	200	4,072
*O’Charley’s, Inc.	200	1,480
*Office Depot, Inc.	9,600	54,528
Omnicom Group, Inc.	900	31,770
*Orbitz Worldwide, Inc.	1,700	10,438
#*O’Reilly Automotive, Inc.	1,133	42,827
#*Orient-Express Hotels, Ltd.	700	6,832
*Orleans Homebuilders, Inc.	300	438
*Outdoor Channel Holdings, Inc.	500	2,525
#*Overstock.com, Inc.	400	4,744
#Oxford Industries, Inc.	200	3,568
#*P.F. Chang’s China Bistro, Inc.	200	7,720
#*Pacific Sunwear of California, Inc.	1,100	3,872
*Palm Harbor Homes, Inc.	300	615
#*Panera Bread Co.	300	21,426
#*Papa John’s International, Inc.	100	2,360
#*Peet’s Coffee & Tea, Inc.	100	3,270
*Penn National Gaming, Inc.	1,200	32,376
#*Penske Automotive Group, Inc.	1,900	26,714
Pep Boys - Manny, Moe & Jack (The)	1,600	13,360
*Perry Ellis International, Inc.	400	6,412
#PetMed Express, Inc.	300	5,529
Phillips-Van Heusen Corp.	1,302	51,156
*Pier 1 Imports, Inc.	2,700	13,770
*Pinnacle Entertainment, Inc.	600	4,896
*Playboy Enterprises, Inc. Class B	300	978
#Polaris Industries, Inc.	300	13,263
#Polo Ralph Lauren Corp.	300	24,600
Pool Corp.	800	14,688
#*Priceline.com, Inc.	300	58,605

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Primedia, Inc.	1,200	$3,696
*Princeton Review, Inc.	300	1,269
*Quiksilver, Inc.	2,500	5,050
*Radio One, Inc. Class D	1,000	3,210
RadioShack Corp.	2,400	46,848
*RC2 Corp.	600	8,622
*RCN Corp.	900	8,829
#*Red Robin Gourmet Burgers, Inc.	200	3,686
Regal Entertainment Group	3,200	47,264
#Regis Corp.	500	7,965
*Rent-A-Center, Inc.	1,500	30,000
*Rentrak Corp.	200	3,342
*Retail Ventures, Inc.	1,000	8,280
RG Barry Corp.	400	3,540
#Ross Stores, Inc.	800	36,744
#*Royal Caribbean Cruises, Ltd.	1,600	41,744
#Ryland Group, Inc.	1,000	22,260
*Saga Communications, Inc.	100	1,310
#*Saks, Inc.	3,300	21,252
*Salem Communications Corp.	400	2,140
*Sally Beauty Holdings, Inc.	2,500	20,850
#*Scientific Games Corp.	700	9,856
Scripps Networks Interactive, Inc.	800	34,160
*Sealy Corp.	1,400	4,172
*Select Comfort Corp.	1,000	6,470
Service Corp. International	5,700	43,719
*Shiloh Industries, Inc.	200	900
*Shoe Carnival, Inc.	200	3,654
*Shuffle Master, Inc.	600	5,334
*Shutterfly, Inc.	700	11,074
#*Signet Jewelers, Ltd. ADR	1,900	51,984
#*Sinclair Broadcast Group, Inc. Class A	1,000	5,050
*Skechers U.S.A., Inc. Class A	1,100	30,866
Skyline Corp.	100	1,831
*Smith & Wesson Holding Corp.	300	1,188
Snap-On, Inc.	2,100	85,848
*Sonic Automotive, Inc.	700	6,685
*Sonic Corp.	400	3,372
#Sotheby’s Class A	600	13,944
Spartan Motors, Inc.	700	4,200
Speedway Motorsports, Inc.	400	6,648
Sport Supply Group, Inc.	200	2,378
Stage Stores, Inc.	600	7,752
*Stamps.com, Inc.	300	2,652
*Standard Motor Products, Inc.	800	6,272
*Standard Pacific Corp.	2,200	7,986
#*Stanley Furniture, Inc.	200	1,950
Stanley Works (The)	800	41,000
#Staples, Inc.	5,900	138,414
*Starbucks Corp.	6,900	150,351
*Steak n Shake Co. (The)	15	4,819
*Stein Mart, Inc.	1,000	7,900
*Steiner Leisure, Ltd.	200	7,968
*Steinway Musical Instruments, Inc.	100	1,630
*Steven Madden, Ltd.	400	16,056
Stewart Enterprises, Inc.	700	3,549
*Stoneridge, Inc.	400	2,792
#Sturm Ruger & Co., Inc.	300	3,126
Superior Industries International, Inc.	700	10,297
#Systemax, Inc.	600	10,518
#*Talbots, Inc.	1,000	11,260

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Target Corp.	6,300	$323,001
*Tempur-Pedic International, Inc.	800	19,912
*Tenneco, Inc.	600	10,608
#*Texas Roadhouse, Inc.	600	6,978
Thor Industries, Inc.	1,400	44,450
Tiffany & Co.	900	36,549
*Timberland Co. Class A	1,600	27,520
Time Warner Cable, Inc.	4,816	209,929
Time Warner, Inc.	10,200	279,990
#TJX Cos., Inc. (The)	1,200	45,612
*Toll Brothers, Inc.	2,700	49,869
#*Tractor Supply Co.	500	25,235
*Trans World Entertainment Corp.	1,000	1,300
#*True Religion Apparel, Inc.	500	9,655
*Tuesday Morning Corp.	1,000	4,370
Tupperware Corp.	750	31,845
*Ulta Salon Cosmetics & Fragrance, Inc.	900	17,460
#*Under Armour, Inc. Class A	900	22,860
*Unifi, Inc.	1,300	4,342
UniFirst Corp.	300	15,072
*Universal Electronics, Inc.	200	4,754
*Universal Technical Institute, Inc.	200	3,674
#*Urban Outfitters, Inc.	1,300	41,041
*US Auto Parts Network, Inc.	600	3,540
V.F. Corp.	700	50,421
#*Vail Resorts, Inc.	600	20,220
*Valassis Communications, Inc.	1,500	31,395
#*ValueVision Media, Inc.	600	2,472
#*Viacom, Inc. Class A	200	6,162
*Viacom, Inc. Class B	2,300	67,022
#*Volcom, Inc.	600	9,462
*WABCO Holdings, Inc.	1,500	38,775
*Warnaco Group, Inc.	700	27,104
*Warner Music Group Corp.	1,500	7,245
#Weight Watchers International, Inc.	600	17,316
Wendy’s/Arby’s Group, Inc.	7,225	33,307
#*West Marine, Inc.	700	5,873
*Wet Seal, Inc. (The)	1,700	5,695
#Whirlpool Corp.	1,800	135,324
Wiley (John) & Sons, Inc. Class A	1,300	54,275
Williams-Sonoma, Inc.	3,400	64,532
*Winnebago Industries, Inc.	700	8,365
#*WMS Industries, Inc.	500	18,540
Wolverine World Wide, Inc.	900	23,805
World Wrestling Entertainment, Inc.	600	9,600
#Wyndham Worldwide Corp.	2,800	58,772
#Wynn Resorts, Ltd.	500	30,940
#*Zale Corp.	300	654
#*Zumiez, Inc.	700	8,911

Total Consumer Discretionary		12,059,878

Consumer Staples — (7.2%)
#Alberto-Culver Co.	700	19,873
Alico, Inc.	100	2,564
#*Alliance One International, Inc.	900	4,581
Altria Group, Inc.	5,700	113,202
#*American Italian Pasta Co.	300	10,278
Andersons, Inc. (The)	300	8,094
Archer-Daniels-Midland Co.	2,300	68,885
#Avon Products, Inc.	2,400	72,336
B&G Foods, Inc.	500	4,490

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Bare Escentuals, Inc.	1,500	$27,255
*BJ’s Wholesale Club, Inc.	2,100	70,959
*Boston Beer Co., Inc. Class A	200	9,170
#Brown-Forman Corp. Class B	1,100	56,452
#Calavo Growers, Inc.	200	3,352
Cal-Maine Foods, Inc.	300	9,795
Casey’s General Stores, Inc.	1,100	33,748
*Central European Distribution Corp.	900	28,845
*Chattem, Inc.	200	18,692
*Chiquita Brands International, Inc.	1,600	23,472
Church & Dwight Co., Inc.	900	54,261
Clorox Co.	800	47,336
Coca-Cola Co.	17,000	922,250
Coca-Cola Enterprises, Inc.	1,200	24,228
Colgate-Palmolive Co.	4,300	344,129
#ConAgra, Inc.	1,600	36,384
Corn Products International, Inc.	900	25,578
Costco Wholesale Corp.	1,700	97,631
CVS Caremark Corp.	4,900	158,613
*Darling International, Inc.	1,400	10,906
*Dean Foods Co.	3,400	59,942
Del Monte Foods Co.	3,985	45,349
#Diamond Foods, Inc.	200	7,184
Dr Pepper Snapple Group, Inc.	4,300	118,938
*Elizabeth Arden, Inc.	600	9,312
*Energizer Holdings, Inc.	500	27,750
Estee Lauder Cos., Inc.	1,400	73,528
Farmer Brothers Co.	200	3,438
#Flowers Foods, Inc.	2,800	68,012
General Mills, Inc.	2,500	178,275
#*Great Atlantic & Pacific Tea Co.	1,600	11,984
#*Green Mountain Coffee, Inc.	650	55,133
H.J. Heinz Co.	2,800	122,164
#*Hain Celestial Group, Inc.	1,300	20,787
#*Hansen Natural Corp.	700	26,915
Herbalife, Ltd.	600	23,310
#Hershey Co. (The)	800	29,144
Hormel Foods Corp.	1,700	65,790
*HQ Sustainable Maritime Industries, Inc.	200	1,408
Imperial Sugar Co.	200	3,278
Ingles Markets, Inc.	300	4,248
Inter Parfums, Inc.	350	4,658
J & J Snack Foods Corp.	300	12,543
J.M. Smucker Co.	2,800	168,196
Kellogg Co.	3,200	174,144
Kimberly-Clark Corp.	1,400	83,146
Kraft Foods, Inc.	19,600	542,136
Kroger Co. (The)	3,300	70,719
Lancaster Colony Corp.	300	16,365
Lance, Inc.	300	6,672
*Lifeway Foods, Inc.	300	3,585
Mannatech, Inc.	155	470
McCormick & Co., Inc.	1,000	36,300
*Medifast, Inc.	300	4,995
Molson Coors Brewing Co.	1,200	50,400
#Nash-Finch Co.	200	6,900
*National Beverage Corp.	800	9,224
*NBTY, Inc.	1,300	57,889
Nu Skin Enterprises, Inc. Class A	1,000	23,240
*Nutraceutical International Corp.	200	2,598
*Omega Protein Corp.	300	1,290

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Overhill Farms, Inc.	400	$1,764
*Pantry, Inc.	300	4,041
PepsiCo, Inc.	9,100	542,542
*Physicians Formula Holdings, Inc.	200	462
*Prestige Brands Holdings, Inc.	900	6,993
PriceSmart, Inc.	600	12,006
Procter & Gamble Co.	16,400	1,009,420
*Ralcorp Holdings, Inc.	600	37,080
Reliv’ International, Inc.	400	1,200
*Revlon, Inc.	650	10,016
Reynolds American, Inc.	2,500	133,000
#Ruddick Corp.	1,000	28,350
Safeway, Inc.	11,200	251,440
Sanderson Farms, Inc.	200	9,350
Sara Lee Corp.	2,300	27,922
Schiff Nutrition International, Inc.	300	2,400
*Seneca Foods Corp.	200	5,400
#*Smart Balance, Inc.	1,000	5,560
#*Smithfield Foods, Inc.	4,700	70,782
Spartan Stores, Inc.	800	10,832
#*SUPERVALU, Inc.	4,500	66,195
*Susser Holdings Corp.	300	2,646
#Sysco Corp.	3,300	92,367
#Tootsie Roll Industries, Inc.	309	8,043
#*TreeHouse Foods, Inc.	400	15,496
*United Natural Foods, Inc.	1,100	29,821
#Universal Corp.	300	13,617
#*USANA Health Sciences, Inc.	200	5,684
Walgreen Co.	5,500	198,275
Wal-Mart Stores, Inc.	19,736	1,054,494
WD-40 Co.	300	9,231
Weis Markets, Inc.	600	21,306
#*Whole Foods Market, Inc.	3,500	95,270
*Winn-Dixie Stores, Inc.	1,000	10,130

Total Consumer Staples		8,331,853

Energy — (8.2%)
*Allis-Chalmers Energy, Inc.	2,300	8,395
Alon USA Energy, Inc.	1,500	10,740
*American Oil & Gas, Inc.	800	3,240
Anadarko Petroleum Corp.	3,900	248,742
Apache Corp.	2,500	246,925
Arch Coal, Inc.	3,500	73,745
#*Arena Resources, Inc.	900	34,506
*Atlas Energy, Inc.	2,800	84,700
*ATP Oil & Gas Corp.	900	13,023
*Atwood Oceanics, Inc.	1,700	56,984
#Baker Hughes, Inc.	3,185	144,217
#*Basic Energy Services, Inc.	1,000	9,390
#Berry Petroleum Corp. Class A	1,100	29,788
#*Bill Barrett Corp.	1,500	46,500
BJ Services Co.	4,500	93,015
*Bolt Technology Corp.	200	2,000
*Boots & Coots, Inc.	600	924
#*BPZ Resources, Inc.	2,500	14,850
#*Brigham Exploration Co.	1,300	16,952
*Bristow Group, Inc.	900	32,130
*Bronco Drilling Co., Inc.	700	3,514
#Cabot Oil & Gas Corp.	1,700	65,059
*Cal Dive International, Inc.	3,800	26,752
*Callon Petroleum Co.	400	916

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Cameron International Corp.	2,174	$81,873
CARBO Ceramics, Inc.	500	32,960
#*Carrizo Oil & Gas, Inc.	600	14,400
#*Cheniere Energy, Inc.	1,200	3,420
Chesapeake Energy Corp.	8,304	205,773
Chevron Corp.	20,988	1,513,655
Cimarex Energy Co.	2,058	101,274
*Clayton Williams Energy, Inc.	300	9,846
#*Clean Energy Fuels Corp.	1,700	28,458
*CNX Gas Corp.	1,800	48,294
*Complete Production Services, Inc.	2,100	26,313
*Comstock Resources, Inc.	929	36,222
*Concho Resources, Inc.	1,500	67,305
*Contango Oil & Gas Co.	300	14,625
*Continental Resources, Inc.	1,600	60,752
*CREDO Petroleum Corp.	200	1,800
*Crosstex Energy, Inc.	1,100	8,525
*Dawson Geophysical Co.	300	6,507
#*Delta Petroleum Corp.	1,300	1,651
#*Denbury Resources, Inc.	3,200	43,360
Devon Energy Corp.	3,800	254,258
#Diamond Offshore Drilling, Inc.	1,100	100,683
*Double Eagle Petroleum Co.	400	1,764
*Dresser-Rand Group, Inc.	2,300	68,034
*Dril-Quip, Inc.	900	47,241
El Paso Corp.	3,900	39,585
*Encore Acquisition Co.	1,900	90,478
*ENGlobal Corp.	600	1,842
#EOG Resources, Inc.	2,600	235,092
*Evolution Petroleum Corp.	400	1,816
EXCO Resources, Inc.	1,900	33,326
#*Exterran Holdings, Inc.	1,700	34,476
Exxon Mobil Corp.	3,000	193,290
#*FMC Technologies, Inc.	1,000	53,170
#*Forest Oil Corp.	900	21,708
*FX Energy, Inc.	600	1,776
General Maritime Corp.	1,370	10,604
*Geokinetics, Inc.	400	3,920
*GeoMet, Inc.	348	379
*GeoResources, Inc.	509	6,505
#*Global Industries, Ltd.	2,200	15,334
#*GMX Resources, Inc.	500	5,295
#*Goodrich Petroleum Corp.	1,000	20,830
#*Green Plains Renewable Energy, Inc.	400	5,224
Gulf Island Fabrication, Inc.	400	6,984
*GulfMark Offshore, Inc.	700	17,185
#*Gulfport Energy Corp.	900	9,306
Halliburton Co.	7,900	230,759
*Harvest Natural Resources, Inc.	1,100	4,939
*Helix Energy Solutions Group, Inc.	2,900	30,769
Helmerich & Payne, Inc.	1,900	79,477
*Hercules Offshore, Inc.	3,100	12,090
Hess Corp.	440	25,428
*HKN, Inc.	200	586
#Holly Corp.	700	18,270
#*Hornbeck Offshore Services, Inc.	900	19,359
Houston American Energy Corp.	500	3,920
#*ION Geophysical Corp.	3,400	16,150
*James River Coal Co.	400	6,260
*Key Energy Services, Inc.	2,700	26,109
*Kodiak Oil & Gas Corp.	1,200	2,832

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Lufkin Industries, Inc.	500	$31,690
Marathon Oil Corp.	8,000	238,480
*Mariner Energy, Inc.	2,800	40,460
Massey Energy Co.	1,200	46,224
*Matrix Service Co.	600	6,054
*McMoran Exploration Co.	900	13,689
*Mitcham Industries, Inc.	200	1,480
Murphy Oil Corp.	1,500	76,620
#*Nabors Industries, Ltd.	7,100	158,330
National-Oilwell, Inc.	3,092	126,463
*Natural Gas Services Group, Inc.	400	6,284
#*Newfield Exploration Co.	2,100	102,774
*Newpark Resources, Inc.	2,200	8,778
Noble Energy, Inc.	1,500	110,910
#*Northern Oil & Gas, Inc.	700	7,735
Occidental Petroleum Corp.	4,500	352,530
*Oceaneering International, Inc.	1,700	92,990
#*Oil States International, Inc.	1,589	58,539
#Overseas Shipholding Group, Inc.	1,000	44,610
*OYO Geospace Corp.	200	7,494
#*Pacific Ethanol, Inc.	1,400	2,898
Panhandle Oil & Gas, Inc.	200	4,630
*Parker Drilling Co.	4,100	19,721
#*Patriot Coal Corp.	2,600	40,274
#Patterson-UTI Energy, Inc.	4,400	67,584
#Penn Virginia Corp.	950	23,056
*Petrohawk Energy Corp.	4,000	89,320
*Petroleum Development Corp.	700	14,672
#*PetroQuest Energy, Inc.	1,800	9,792
*PHI, Inc. Non-Voting	200	3,892
*Pioneer Drilling Co.	1,800	14,310
#Pioneer Natural Resources Co.	3,200	140,736
*Plains Exploration & Production Co.	2,500	83,375
*Pride International, Inc.	4,523	133,881
*Quicksilver Resources, Inc.	3,200	42,528
*RAM Energy Resources, Inc.	900	1,476
Range Resources Corp.	2,000	92,000
#*Rex Energy Corp.	1,000	12,390
*Rosetta Resources, Inc.	1,300	26,728
*Rowan Cos., Inc.	2,700	57,996
RPC, Inc.	2,000	24,700
#*SandRidge Energy, Inc.	4,200	35,532
Schlumberger, Ltd.	7,900	501,334
*SEACOR Holdings, Inc.	700	49,175
*Seahawk Drilling, Inc.	274	5,729
Smith International, Inc.	5,701	172,854
*Southwestern Energy Co.	2,500	107,200
Spectra Energy Corp.	3,300	70,125
St. Mary Land & Exploration Co.	1,700	54,468
*Stone Energy Corp.	1,000	15,940
#*SulphCo, Inc.	900	414
*Superior Energy Services, Inc.	2,200	50,534
*Superior Well Services, Inc.	600	9,498
*Swift Energy Corp.	1,300	32,578
*T-3 Energy Services, Inc.	400	9,020
#Tesoro Petroleum Corp.	2,200	27,500
#*Tetra Technologies, Inc.	2,100	21,966
*TGC Industries, Inc.	315	1,263
Tidewater, Inc.	1,201	56,231
#Toreador Resources Corp.	700	8,827
*Trico Marine Services, Inc.	500	1,750

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Tri-Valley Corp.	700	$1,316
*Union Drilling, Inc.	600	4,362
*Unit Corp.	1,700	77,418
*Uranium Energy Corp.	800	2,408
#*USEC, Inc.	2,800	11,200
VAALCO Energy, Inc.	1,100	4,653
*Verenium Corp.	300	1,560
W&T Offshore, Inc.	1,400	12,474
*Warren Resources, Inc.	1,100	2,541
#*Western Refining, Inc.	1,800	8,226
*Westmoreland Coal Co.	200	2,050
*Whiting Petroleum Corp.	1,300	86,528
#*Willbros Group, Inc.	800	12,232
Williams Cos., Inc. (The)	3,000	62,520
#World Fuel Services Corp.	1,600	38,448
XTO Energy, Inc.	4,300	191,651

Total Energy		9,520,691

Financials — (13.8%)
1st Source Corp.	300	4,575
21st Century Holding Co.	200	806
Abington Bancorp, Inc.	500	3,570
#*Affiliated Managers Group, Inc.	800	48,456
*Affirmative Insurance Holdings, Inc.	100	434
Aflac, Inc.	3,000	145,290
*Allegheny Corp.	304	79,377
Allied World Assurance Co. Holdings, Ltd.	1,200	53,712
Allstate Corp.	4,700	140,671
*Altisource Portfolio Solutions SA	500	11,475
#*Amcore Financial, Inc.	102	89
American Capital, Ltd.	2,664	9,830
American Equity Investment Life Holding Co.	1,100	8,074
American Express Co.	6,700	252,322
#American National Insurance Co.	600	63,864
American Physicians Capital, Inc.	266	7,384
*American Safety Insurance Holdings, Ltd.	300	4,125
#*AmeriCredit Corp.	3,100	65,007
Ameriprise Financial, Inc.	1,100	42,064
Ameris Bancorp	202	1,887
*AMERISAFE, Inc.	500	8,650
AmTrust Financial Services, Inc.	1,200	14,364
AON Corp.	1,500	58,350
*Arch Capital Group, Ltd.	1,000	71,540
*Argo Group International Holdings, Ltd.	700	18,718
Arrow Financial Corp.	206	5,352
Aspen Insurance Holdings, Ltd.	1,840	48,999
*Asset Acceptance Capital Corp.	900	5,238
Associated Banc-Corp.	2,900	36,888
Assurant, Inc.	1,400	44,002
Assured Guaranty, Ltd.	3,300	74,778
ASTA Funding, Inc.	300	1,872
#Astoria Financial Corp.	2,100	27,720
#Atlantic Coast Federal Corp.	300	453
*Avatar Holdings, Inc.	200	3,388
Axis Capital Holdings, Ltd.	2,400	69,120
#BancFirst Corp.	200	8,060
*Bancorp, Inc.	400	2,924
BancorpSouth, Inc.	2,000	45,760
#BancTrust Financial Group, Inc.	200	780
Bank Mutual Corp.	600	4,008
Bank of America Corp.	123,165	1,869,645

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Bank of Florida Corp.	200	$242
*Bank of Granite Corp.	300	501
Bank of Hawaii Corp.	800	36,384
Bank of New York Mellon Corp.	7,500	218,175
#Bank of the Ozarks, Inc.	100	2,963
BankAtlantic Bancorp, Inc.	762	1,120
BankFinancial Corp.	500	4,775
#Banner Corp.	400	1,184
#BB&T Corp.	6,405	178,507
*Beneficial Mutual Bancorp, Inc.	1,400	12,614
Berkshire Hills Bancorp, Inc.	100	1,655
BGC Partners, Inc. Class A	800	3,256
#BlackRock, Inc.	700	149,674
BOK Financial Corp.	1,200	56,892
Boston Private Financial Holdings, Inc.	1,400	10,038
*Broadpoint Gleacher Securities, Inc.	1,900	7,695
Brookline Bancorp, Inc.	1,300	13,013
Brown & Brown, Inc.	1,700	29,920
Cadence Financial Corp.	200	370
Calamos Asset Management, Inc.	300	3,885
Camden National Corp.	200	5,804
Capital City Bank Group, Inc.	200	2,396
Capital One Financial Corp.	1,900	70,034
#CapitalSource, Inc.	4,260	20,405
#Capitol Bancorp, Ltd.	300	690
Capitol Federal Financial	700	22,834
Cardinal Financial Corp.	600	5,598
*Cardtronics, Inc.	700	7,623
Cash America International, Inc.	500	18,795
#Cathay General Bancorp	900	8,622
#*CB Richard Ellis Group, Inc.	2,700	33,210
Center Bancorp, Inc.	336	2,782
*Center Financial Corp.	200	952
CenterState Banks of Florida, Inc.	500	5,530
#*Central Pacific Financial Corp.	200	324
#Charles Schwab Corp. (The)	3,300	60,357
#Chemical Financial Corp.	500	10,595
Chubb Corp.	1,900	95,000
Cincinnati Financial Corp.	1,828	48,241
Citigroup, Inc.	242,795	806,079
#*Citizens, Inc.	1,000	6,450
#City Holding Co.	300	9,429
#City National Corp.	1,600	79,024
Clifton Savings Bancorp, Inc.	300	2,565
#*CNA Financial Corp.	4,600	108,054
*CNA Surety Corp.	1,100	15,400
#CoBiz Financial, Inc.	200	1,068
Cohen & Steers, Inc.	800	16,272
#Columbia Banking System, Inc.	600	11,394
#Comerica, Inc.	2,600	89,726
#Commerce Bancshares, Inc.	210	8,312
Community Bank System, Inc.	700	14,637
#Community Trust Bancorp, Inc.	100	2,533
CompuCredit Holdings Corp.	700	2,338
#*Conseco, Inc.	5,300	25,228
Consolidated-Tokoma Land Co.	200	6,616
*Cowen Group, Inc.	800	3,960
*Credit Acceptance Corp.	500	26,610
#Cullen Frost Bankers, Inc.	1,200	61,584
#CVB Financial Corp.	2,100	20,118
Danvers Bancorp, Inc.	400	5,456

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Delphi Financial Group, Inc. Class A	1,200	$24,300
Dime Community Bancshares, Inc.	700	8,463
Discover Financial Services	3,700	50,616
#*Dollar Financial Corp.	500	11,275
Donegal Group, Inc. Class A	500	7,375
*Doral Financial Corp.	1,100	3,905
East West Bancorp, Inc.	2,000	32,860
Eastern Insurance Holdings, Inc.	200	1,686
*eHealth, Inc.	500	9,100
EMC Insurance Group, Inc.	300	6,204
#*Employers Holdings, Inc.	1,100	14,553
*Encore Bancshares, Inc.	200	1,648
#*Encore Capital Group, Inc.	400	6,308
#Endurance Specialty Holdings, Ltd.	1,500	54,030
*Enstar Group, Ltd.	300	19,467
Enterprise Financial Services Corp.	100	934
Erie Indemnity Co.	1,000	39,000
ESSA Bancorp, Inc.	400	4,740
#Evercore Partners, Inc. Class A	200	5,974
Everest Re Group, Ltd.	1,100	94,314
#*EZCORP, Inc.	700	12,712
#F.N.B. Corp.	2,400	17,016
FBL Financial Group, Inc. Class A	800	14,352
#Federated Investors, Inc.	500	12,690
Fidelity National Financial, Inc.	4,800	61,920
Fifth Third Bancorp	5,500	68,420
Financial Federal Corp.	600	16,356
Financial Institutions, Inc.	300	3,780
*First Acceptance Corp.	1,000	1,920
First American Corp.	2,000	59,140
First Bancorp	200	3,096
First Busey Corp.	400	1,420
*First Cash Financial Services, Inc.	600	13,698
First Commonwealth Financial Corp.	800	4,688
First Community Bancshares, Inc.	400	4,664
First Defiance Financial Corp.	200	2,112
First Financial Bancorp	1,000	16,400
First Financial Bankshares, Inc.	300	15,915
First Financial Corp.	100	2,760
First Financial Holdings, Inc.	300	3,537
First Financial Northwest, Inc.	400	2,476
#*First Horizon National Corp.	1,900	24,605
First Merchants Corp.	300	2,028
First Mercury Financial Corp.	400	5,244
First Midwest Bancorp, Inc.	600	7,902
First Niagara Financial Group, Inc.	3,900	53,547
First Place Financial Corp.	400	1,252
First Security Group, Inc.	400	932
#*First South Bancorp, Inc.	200	2,020
FirstMerit Corp.	904	18,523
Flagstone Reinsurance Holdings, Ltd.	2,006	21,003
Flushing Financial Corp.	600	7,350
#FNB United Corp.	100	161
#*Forest City Enterprises, Inc. Class A	4,608	52,116
Franklin Resources, Inc.	1,600	158,448
#Fulton Financial Corp.	4,000	36,960
Gallagher (Arthur J.) & Co.	2,000	45,100
GAMCO Investors, Inc.	100	4,107
*Genworth Financial, Inc.	9,700	134,248
German American Bancorp, Inc.	200	2,972
GFI Group, Inc.	2,300	11,201

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Glacier Bancorp, Inc.	300	$4,302
Goldman Sachs Group, Inc.	1,500	223,080
Great Southern Bancorp, Inc.	300	6,741
#Greene Bancshares, Inc.	201	1,136
Greenhill & Co., Inc.	300	23,340
*Greenlight Capital Re, Ltd.	700	16,905
*Guaranty Bancorp	600	870
*Hallmark Financial Services, Inc.	500	3,925
Hampden Bancorp, Inc.	100	1,070
#Hampton Roads Bankshares, Inc.	201	400
Hancock Holding Co.	500	20,470
Hanover Insurance Group, Inc.	1,300	55,146
Harleysville Group, Inc.	700	22,610
Harleysville National Corp.	400	2,556
*Harris & Harris Group, Inc.	600	2,424
Hartford Financial Services Group, Inc.	5,600	134,344
HCC Insurance Holdings, Inc.	2,400	65,040
Heartland Financial USA, Inc.	361	5,036
Heritage Commerce Corp.	200	760
Heritage Financial Group	200	1,662
*HFF, Inc.	300	1,854
*Hilltop Holdings, Inc.	1,600	18,112
Home Bancshares, Inc.	108	2,655
Home Federal Bancorp, Inc.	290	3,857
Horace Mann Educators Corp.	900	10,791
Hudson City Bancorp, Inc.	3,900	51,753
#Huntington Bancshares, Inc.	3,700	17,723
IBERIABANK Corp.	500	26,720
Independence Holding Co.	300	2,439
#Independent Bank Corp.	400	9,320
*Interactive Brokers Group, Inc.	800	12,720
*International Assets Holding Corp.	259	3,857
#International Bancshares Corp.	1,500	31,260
Invesco, Ltd.	7,100	137,030
*Investment Technology Group, Inc.	900	18,450
Janus Capital Group, Inc.	1,800	21,978
#*Jefferies Group, Inc.	2,500	63,850
JMP Group, Inc.	400	3,108
#Jones Lang LaSalle, Inc.	900	51,309
JPMorgan Chase & Co.	27,800	1,082,532
#*KBW, Inc.	600	15,936
Kearny Financial Corp.	1,000	9,700
KeyCorp	5,900	42,362
*Knight Capital Group, Inc.	2,100	32,844
#Lakeland Bancorp, Inc.	500	3,440
Lakeland Financial Corp.	300	5,565
Legacy Bancorp, Inc.	200	1,918
Legg Mason, Inc.	2,700	69,606
*Leucadia National Corp.	2,200	49,126
#Life Partners Holdings, Inc.	250	4,970
Lincoln National Corp.	4,700	115,526
Loews Corp.	1,500	53,655
#M&T Bank Corp.	868	64,015
MainSource Financial Group, Inc.	200	1,102
#*Markel Corp.	300	97,503
#MarketAxess Holdings, Inc.	600	8,178
*Marlin Business Services Corp.	300	2,946
Marsh & McLennan Cos., Inc.	3,200	68,992
#*Maui Land & Pineapple Co., Inc.	400	1,244
Max Capital Group, Ltd.	1,400	31,528
#MB Financial, Inc.	1,000	20,280

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*MBIA, Inc.	6,300	$31,059
MBT Financial Corp.	300	534
*MCG Capital Corp.	1,500	6,885
Meadowbrook Insurance Group, Inc.	1,600	10,800
Medallion Financial Corp.	300	2,409
Mercer Insurance Group, Inc.	200	3,400
Mercury General Corp.	1,300	49,686
*Meridian Interstate Bancorp, Inc.	400	3,808
MetLife, Inc.	2,900	102,428
#*MF Global Holdings, Ltd.	2,600	17,030
#*MGIC Investment Corp.	1,100	6,655
#Montpelier Re Holdings, Ltd.	1,800	30,402
Morgan Stanley	12,562	336,410
*MSCI, Inc.	1,200	35,472
#*Nara Bancorp, Inc.	800	7,312
*NASDAQ OMX Group, Inc. (The)	2,800	50,372
*National Financial Partners Corp.	700	5,915
National Interstate Corp.	500	9,000
#National Penn Bancshares, Inc.	2,700	16,200
*Navigators Group, Inc.	400	17,068
NBT Bancorp, Inc.	700	14,602
Nelnet, Inc. Class A	1,100	18,359
New Westfield Financial, Inc.	700	5,712
#New York Community Bancorp, Inc.	2,300	34,569
NewAlliance Bancshares, Inc.	1,500	17,460
*NewBridge Bancorp	300	663
*NewStar Financial, Inc.	1,100	4,785
Northeast Community Bancorp, Inc.	300	1,797
Northern Trust Corp.	1,900	95,988
#Northfield Bancorp, Inc.	1,000	13,240
*Northwest Bancshares, Inc.	2,250	26,348
NYMAGIC, Inc.	200	3,140
OceanFirst Financial Corp.	200	2,072
#*Ocwen Financial Corp.	2,100	19,236
Old National Bancorp	1,800	21,672
Old Republic International Corp.	5,400	57,186
#Old Second Bancorp, Inc.	300	1,776
OneBeacon Insurance Group, Ltd.	600	7,788
optionsXpress Holdings, Inc.	1,100	15,785
Oriental Financial Group, Inc.	500	5,690
Oritani Financial Corp.	700	9,177
#Pacific Capital Bancorp	600	720
Pacific Continental Corp.	400	4,060
#PacWest Bancorp	600	12,450
#Park National Corp.	300	16,440
PartnerRe, Ltd.	1,300	96,967
#*Penson Worldwide, Inc.	700	5,894
Peoples Bancorp, Inc.	300	3,894
People’s United Financial, Inc.	5,503	88,984
#*PHH Corp.	1,400	24,416
#*Phoenix Cos., Inc. (The)	2,600	6,110
#*PICO Holdings, Inc.	400	12,556
*Pinnacle Financial Partners, Inc.	500	7,560
#*Piper Jaffray Cos., Inc.	400	19,432
#Platinum Underwriters Holdings, Ltd.	1,300	47,138
*PMA Capital Corp.	700	4,214
#*PMI Group, Inc. (The)	1,900	4,085
#PNC Financial Services Group, Inc.	4,100	227,263
#*Portfolio Recovery Associates, Inc.	400	18,232
*Primus Guaranty, Ltd.	500	1,635
#Principal Financial Group, Inc.	3,600	82,980

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
PrivateBancorp, Inc.	500	$6,800
*ProAssurance Corp.	700	35,532
*Progressive Corp.	3,800	63,004
#Prosperity Bancshares, Inc.	1,100	44,352
Protective Life Corp.	2,000	33,700
#Provident Financial Services, Inc.	1,300	14,820
Provident New York Bancorp	1,000	8,150
Prudential Financial, Inc.	4,000	199,960
QC Holdings, Inc.	300	1,845
Radian Group, Inc.	1,600	10,288
#Raymond James Financial, Inc.	2,700	68,337
Reinsurance Group of America, Inc.	1,192	58,074
.RenaissanceRe Holdings, Ltd.	1,000	54,180
#Renasant Corp.	400	5,740
*Republic First Bancorp, Inc.	300	1,311
Resource America, Inc.	300	1,149
#*RiskMetrics Group, Inc.	700	11,928
*Riverview Bancorp, Inc.	100	240
#RLI Corp.	600	30,876
Rockville Financial, Inc.	400	3,888
*Rodman & Renshaw Capital Group, Inc.	700	2,954
Roma Financial Corp.	600	7,044
Rome Bancorp, Inc.	200	1,602
#S&T Bancorp, Inc.	600	10,512
#S.Y. Bancorp, Inc.	100	2,119
*Safeguard Scientifics, Inc.	400	4,332
Safety Insurance Group, Inc.	300	10,500
Sanders Morris Harris Group, Inc.	800	3,784
#Sandy Spring Bancorp, Inc.	400	4,796
SCBT Financial Corp.	300	9,000
*Seabright Insurance Holdings	700	7,126
Seacoast Banking Corp. of Florida	92	142
SEI Investments Co.	1,500	26,565
Selective Insurance Group, Inc.	1,100	17,017
*Signature Bank	800	27,664
#Simmons First National Corp. Class A	300	8,052
Smithtown Bancorp, Inc.	100	541
Southern Community Financial Corp.	300	663
Southside Bancshares, Inc.	311	6,189
Southwest Bancorp, Inc.	200	1,498
StanCorp Financial Group, Inc.	1,100	47,278
State Auto Financial Corp.	900	14,139
State Bancorp, Inc.	200	1,470
State Street Corp.	5,200	222,976
StellarOne Corp.	400	4,184
Sterling Bancorp	200	1,490
#Sterling Bancshares, Inc.	900	4,599
#*Sterling Financial Corp.	400	301
#Stewart Information Services Corp.	300	3,078
*Stifel Financial Corp.	500	26,150
Student Loan Corp.	400	18,120
#Suffolk Bancorp	100	2,696
*Sun Bancorp, Inc.	210	800
#SunTrust Banks, Inc.	1,800	43,794
#Susquehanna Bancshares, Inc.	1,000	7,850
#*SVB Financial Group	700	30,373
SWS Group, Inc.	700	8,400
#Synovus Financial Corp.	1,900	5,244
TCF Financial Corp.	2,600	38,064
*TD Ameritrade Holding Corp.	2,939	52,197
#*Tejon Ranch Co.	400	12,244

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Teton Advisors, Inc.	1	$14
#*Texas Capital Bancshares, Inc.	700	11,795
TFS Financial Corp.	2,400	30,864
*Thomas Properties Group, Inc.	500	1,325
*Thomas Weisel Partners Group, Inc.	600	2,562
#*TIB Financial Corp.	416	362
#*TierOne Corp.	200	199
Tompkins Financial Corp.	200	7,840
#*Torchmark Corp.	700	31,430
#Tower Group, Inc.	800	17,680
#TowneBank	300	3,207
*TradeStation Group, Inc.	900	6,363
Transatlantic Holdings, Inc.	1,200	59,628
Travelers Cos., Inc. (The)	5,200	263,484
#*Tree.com, Inc.	63	461
TriCo Bancshares	400	6,904
#TrustCo Bank Corp.	400	2,400
Trustmark Corp.	1,100	25,080
#U.S. Bancorp	3,300	82,764
UMB Financial Corp.	1,200	47,412
Umpqua Holdings Corp.	500	6,180
*United America Indemnity, Ltd.	900	6,381
#United Bankshares, Inc.	300	7,470
#*United Community Banks, Inc.	917	4,117
United Financial Bancorp, Inc.	400	5,256
United Fire & Casualty Co.	600	10,092
*United PanAm Financial Corp.	500	1,425
United Western Bancorp, Inc.	93	310
Unitrin, Inc.	1,700	36,890
Universal Insurance Holdings, Inc.	1,000	5,910
Univest Corp. of Pennsylvania	220	3,868
Unum Group	6,600	129,162
#Validus Holdings, Ltd.	3,259	86,364
#Valley National Bancorp	3,555	48,881
ViewPoint Financial Group	600	8,850
*Virginia Commerce Bancorp, Inc.	400	2,324
*Virtus Investment Partners, Inc.	105	1,719
#W. R. Berkley Corp.	2,800	68,124
Waddell & Reed Financial, Inc.	1,100	34,463
Washington Banking Co.	100	1,180
Washington Federal, Inc.	2,500	46,625
Washington Trust Bancorp, Inc.	300	5,127
*Waterstone Financial, Inc.	700	1,540
Webster Financial Corp.	1,300	20,111
Wells Fargo & Co.	48,575	1,380,987
#WesBanco, Inc.	500	7,255
West Bancorporation	300	1,530
#Westamerica Bancorporation	300	16,674
#*Western Alliance Bancorp	1,400	7,182
White Mountains Insurance Group, Ltd.	200	64,094
#Whitney Holding Corp.	700	8,694
#Wilmington Trust Corp.	1,200	15,744
#Wilshire Bancorp, Inc.	600	5,526
#Wintrust Financial Corp.	500	17,370
*World Acceptance Corp.	400	16,156
Yadkin Valley Financial Corp.	200	814
#Zenith National Insurance Corp.	900	25,110
#Zions Bancorporation	1,100	20,867
*ZipRealty, Inc.	700	2,912

Total Financials		15,919,942

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (9.6%)
*Abaxis, Inc.	400	$9,632
#*ABIOMED, Inc.	800	6,336
*Accelrys, Inc.	751	4,273
#*Accuray, Inc.	900	5,346
*Acorda Therapeutics, Inc.	600	16,788
Aetna, Inc.	5,700	170,829
*Affymax, Inc.	200	4,200
#*Affymetrix, Inc.	1,000	5,280
#*Air Methods Corp.	300	9,171
*Alexion Pharmaceuticals, Inc.	600	27,822
*Alexza Pharmaceuticals, Inc.	400	1,040
#*Align Technology, Inc.	800	15,000
*Alkermes, Inc.	1,500	16,410
Allergan, Inc.	2,800	161,000
*Alliance HealthCare Services, Inc.	900	4,527
*Allied Healthcare International, Inc.	1,000	2,670
#*Allos Therapeutics, Inc.	600	4,356
#*Allscripts-Misys Healthcare Solutions, Inc.	3,000	49,380
*Almost Family, Inc.	200	7,272
*Alnylam Pharmaceuticals, Inc.	400	6,760
*Alphatec Holdings, Inc.	1,200	5,304
*AMAG Pharmaceuticals, Inc.	200	8,796
#*Amedisys, Inc.	300	16,485
America Services Group, Inc.	200	3,076
*American Dental Partners, Inc.	200	2,530
#*American Medical Systems Holdings, Inc.	1,400	26,880
#*AMERIGROUP Corp.	1,200	30,540
#AmerisourceBergen Corp.	1,600	43,616
*AMICAS, Inc.	600	3,222
*AMN Healthcare Services, Inc.	700	6,090
*Amsurg Corp.	607	12,814
#*Amylin Pharmaceuticals, Inc.	2,000	35,960
*Anadys Pharmaceuticals, Inc.	800	1,616
#Analogic Corp.	300	12,000
*AngioDynamics, Inc.	400	6,420
*Anika Therapeutics, Inc.	100	627
*Animal Health International, Inc.	200	378
*Ardea Biosciences, Inc.	300	4,392
#*Arena Pharmaceuticals, Inc.	1,700	5,304
*Ariad Pharmaceuticals, Inc.	2,600	5,746
#*Arqule, Inc.	300	969
*Array BioPharma, Inc.	500	1,195
*ArthroCare Corp.	200	5,330
*Assisted Living Concepts, Inc.	170	4,391
#*athenahealth, Inc.	400	15,736
*AtriCure, Inc.	100	578
#*ATS Medical, Inc.	1,000	2,610
*Auxilium Pharmaceuticals, Inc.	500	14,080
Bard (C.R.), Inc.	500	41,445
Baxter International, Inc.	4,200	241,878
Beckman Coulter, Inc.	900	58,833
Becton Dickinson & Co.	1,700	128,129
*BioClinica, Inc.	200	880
#*BioCryst Pharmaceuticals, Inc.	600	4,104
*BioForm Medical, Inc.	600	3,276
*Biogen Idec, Inc.	2,200	118,228
*BioMimetic Therapeutics, Inc.	420	4,968
*Bio-Rad Laboratories, Inc.	500	46,590
*Bio-Reference Laboratories, Inc.	200	7,560
*BioScrip, Inc.	600	4,362
*BMP Sunstone Corp.	800	4,304

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Boston Scientific Corp.	13,000	$112,190
*Bovie Medical Corp.	300	2,040
Bristol-Myers Squibb Co.	17,431	424,619
*Brookdale Senior Living, Inc.	2,900	52,925
*Bruker BioSciences Corp.	1,600	19,632
*BSD Medical Corp.	100	167
#*Cadence Pharmaceuticals, Inc.	400	3,984
*Caliper Life Sciences, Inc.	800	2,344
*Capital Senior Living Corp.	800	4,032
*Caraco Pharmaceutical Laboratories, Ltd.	200	1,024
*Cardiac Science Corp.	500	1,300
Cardinal Health, Inc.	800	26,456
#*Cardium Therapeutics, Inc.	1,000	770
*Catalyst Health Solutions, Inc.	900	35,397
*Celera Corp.	1,800	12,114
*Celldex Therapeutics, Inc.	200	892
*Centene Corp.	1,000	19,250
*Cephalon, Inc.	500	31,920
#*Cepheid, Inc.	600	8,814
#*Cerner Corp.	400	30,260
#*Charles River Laboratories International, Inc.	1,200	43,608
#Chemed Corp.	100	4,650
Cigna Corp.	2,700	91,179
#*Clinical Data, Inc.	200	3,074
#*Columbia Laboratories, Inc.	200	258
*Community Health Systems, Inc.	1,919	62,598
Computer Programs & Systems, Inc.	200	7,526
#*Conceptus, Inc.	200	3,882
*Conmed Corp.	500	10,755
*Continucare Corp.	1,400	6,776
#Cooper Cos., Inc.	1,000	35,320
*Corvel Corp.	300	9,048
#*Covance, Inc.	800	46,488
*Coventry Health Care, Inc.	1,400	32,032
*Cross Country Healthcare, Inc.	700	6,342
*CryoLife, Inc.	900	5,661
*Cubist Pharmaceuticals, Inc.	1,000	20,490
*Curis, Inc.	900	1,854
*Cutera, Inc.	200	1,766
#*Cyberonics, Inc.	400	7,496
*Cynosure, Inc.	200	2,028
*Cypress Bioscience, Inc.	800	4,120
*Cytokinetics, Inc.	1,100	3,322
#*Cytori Therapeutics, Inc.	700	4,718
*DaVita, Inc.	1,100	65,736
*Dendreon Corp.	800	22,160
#DENTSPLY International, Inc.	1,100	36,883
*DepoMed, Inc.	700	1,995
#*Dexcom, Inc.	1,000	9,060
*Dionex Corp.	100	6,985
*Durect Corp.	700	1,519
*Dyax Corp.	1,500	5,055
#*Eclipsys Corp.	1,200	20,016
*Edwards Lifesciences Corp.	600	53,772
#Eli Lilly & Co.	6,500	228,800
*Emergency Medical Services Corp. Class A	200	10,502
*Emergent BioSolutions, Inc.	500	7,160
#*Emeritus Corp.	900	16,380
*Endo Pharmaceuticals Holdings, Inc.	3,500	70,385
—#*Endo Pharmaceuticals Solutions	300	297
#Ensign Group, Inc.	400	6,836

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*EnteroMedics, Inc.	200	$117
*Enzo Biochem, Inc.	1,000	4,740
*Enzon Pharmaceuticals, Inc.	400	3,988
*eResearch Technology, Inc.	800	4,920
*ev3, Inc.	2,500	36,450
*Exactech, Inc.	300	4,845
*Exelixis, Inc.	2,100	13,923
*Express Scripts, Inc.	600	50,316
*Facet Biotech Corp.	600	9,450
*Five Star Quality Care, Inc.	400	1,264
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	550
#*Genomic Health, Inc.	200	3,306
*Genoptix, Inc.	200	6,512
#*Gen-Probe, Inc.	1,000	42,930
*Gentiva Health Services, Inc.	600	15,324
*Genzyme Corp.	900	48,834
#*Geron Corp.	1,800	9,738
*Gilead Sciences, Inc.	3,700	178,599
#*Greatbatch, Inc.	300	5,895
#*GTx, Inc.	400	1,636
*Haemonetics Corp.	400	22,644
#*Halozyme Therapeutics, Inc.	800	4,336
*Hanger Orthopedic Group, Inc.	700	11,382
*Hansen Medical, Inc.	600	1,458
*Harvard Bioscience, Inc.	500	1,725
*Health Grades, Inc.	400	1,736
*Health Management Associates, Inc.	4,700	31,208
*Health Net, Inc.	2,500	60,650
*HealthSouth Corp.	1,800	32,418
*HealthSpring, Inc.	1,400	24,346
*HealthStream, Inc.	600	2,370
*HealthTronics, Inc.	900	2,529
*Healthways, Inc.	800	13,648
#*Helicos BioSciences Corp.	800	800
*Hemispherx Biopharma, Inc.	900	594
#*Henry Schein, Inc.	800	43,240
Hill-Rom Holdings, Inc.	1,000	23,370
#*Hi-Tech Pharmacal Co., Inc.	200	4,308
*HMS Holdings Corp.	300	13,527
*Hologic, Inc.	4,369	65,841
*Home Diagnostics, Inc.	300	1,836
*Hospira, Inc.	500	25,320
*Human Genome Sciences, Inc.	2,200	58,234
*Humana, Inc.	2,100	102,102
*ICU Medical, Inc.	200	6,956
*Idenix Pharmaceuticals, Inc.	600	1,680
#*Idera Pharmaceuticals, Inc.	200	958
#*IDEXX Laboratories, Inc.	600	31,494
#*Illumina, Inc.	800	29,352
*Immucor, Inc.	1,500	27,825
#*ImmunoGen, Inc.	700	4,893
#*Immunomedics, Inc.	800	2,680
*Impax Laboratories, Inc.	900	11,970
IMS Health, Inc.	700	15,148
#*Incyte Corp.	2,300	24,564
*Infinity Pharmaceuticals, Inc.	418	2,554
*Inspire Pharmaceuticals, Inc.	1,200	6,612
#*Insulet Corp.	800	10,904
*Integra LifeSciences Holdings Corp.	400	15,360
*IntegraMed America, Inc.	300	2,433
#*InterMune, Inc.	900	14,049

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Intuitive Surgical, Inc.	200	$65,612
#Invacare Corp.	800	20,032
*InVentiv Health, Inc.	700	10,759
*Inverness Medical Innovations, Inc.	1,400	56,518
#*IPC The Hospitalist Co.	300	10,197
*IRIS International, Inc.	200	2,070
#*Isis Pharmaceuticals, Inc.	900	10,044
*ISTA Pharmaceuticals, Inc.	1,000	3,640
#*Jazz Pharmaceuticals, Inc.	600	5,640
Johnson & Johnson	22,475	1,412,778
#*Kendle International, Inc.	300	6,072
*Kensey Nash Corp.	100	2,422
*Kindred Healthcare, Inc.	797	13,477
*Kinetic Concepts, Inc.	1,600	66,064
#*K-V Pharmaceutical Co.	1,100	3,795
*Laboratory Corp. of America Holdings	400	28,440
*Lannet Co., Inc.	400	2,340
*LCA-Vision, Inc.	500	2,910
*LeMaitre Vascular, Inc.	500	2,325
*Lexicon Pharmaceuticals, Inc.	400	712
*LHC Group, Inc.	400	12,316
*Life Technologies Corp.	1,465	72,825
#*LifePoint Hospitals, Inc.	1,200	35,976
*Ligand Pharmaceuticals, Inc. Class B	2,100	3,717
#*Lincare Holdings, Inc.	1,500	55,230
#*Luminex Corp.	400	5,412
#*Magellan Health Services, Inc.	600	23,688
*MAKO Surgical Corp.	300	3,444
#*Mannkind Corp.	1,000	10,120
*MAP Pharmaceuticals, Inc.	200	3,002
*Masimo Corp.	400	11,104
*Matrixx Initiatives, Inc.	200	942
*Maxygen, Inc.	700	3,913
McKesson Corp.	1,100	64,702
#*MedAssets, Inc.	1,200	24,288
*MedCath Corp.	400	2,716
*Medco Health Solutions, Inc.	4,300	264,364
*Medical Action Industries, Inc.	300	4,071
#*Medicines Co. (The)	1,200	9,948
#Medicis Pharmaceutical Corp. Class A	1,400	32,354
*Medivation, Inc.	400	13,316
#*Mednax, Inc.	1,000	56,860
MedQuist, Inc.	600	4,098
*MEDTOX Scientific, Inc.	300	2,496
Medtronic, Inc.	4,000	171,560
Merck & Co., Inc.	13,747	524,860
*Merge Healthcare, Inc.	500	1,300
Meridian Bioscience, Inc.	300	6,012
*Merit Medical Systems, Inc.	600	10,698
*Metabolix, Inc.	300	2,991
*Metropolitan Health Networks, Inc.	900	2,025
#*Mettler Toledo International, Inc.	600	58,482
#*Micromet, Inc.	400	3,108
*Micrus Endovascular Corp.	200	3,356
*MiddleBrook Pharmaceuticals, Inc.	500	246
*Millipore Corp.	600	41,382
#*Molecular Insight Pharmaceuticals, Inc.	294	412
*Molina Healthcare, Inc.	500	11,125
*Momenta Pharmaceuticals, Inc.	300	4,377
*MWI Veterinary Supply, Inc.	300	11,322
*Myriad Genetics, Inc.	800	18,800

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Myriad Pharmaceuticals, Inc.	200	$934
*Nabi Biopharmaceuticals	1,400	6,804
*Nanosphere, Inc.	600	3,294
National Healthcare Corp.	300	11,016
*Natus Medical, Inc.	600	8,142
#*Nektar Therapeutics	1,600	18,272
*Neurocrine Biosciences, Inc.	500	1,175
#*NeurogesX, Inc.	300	2,118
*Nighthawk Radiology Holdings, Inc.	500	1,985
*NovaMed, Inc.	600	2,478
#*Novavax, Inc.	700	1,519
*NPS Pharmaceuticals, Inc.	800	2,736
*NuVasive, Inc.	300	8,280
*NxStage Medical, Inc.	1,100	8,921
*Obagi Medical Products, Inc.	500	5,360
*Odyssey Healthcare, Inc.	800	11,744
Omnicare, Inc.	1,800	45,000
#*Omnicell, Inc.	600	7,188
*Onyx Pharmaceuticals, Inc.	1,000	28,760
*Opko Health, Inc.	1,300	2,210
#*Optimer Pharmaceuticals, Inc.	300	3,696
*OraSure Technologies, Inc.	1,200	6,144
#*Orexigen Therapeutics, Inc.	500	3,180
*Orthovita, Inc.	1,200	4,368
#*OSI Pharmaceuticals, Inc.	800	27,376
#*Osiris Therapeutics, Inc.	600	4,794
*Osteotech, Inc.	300	1,014
Owens & Minor, Inc.	800	32,072
*Pain Therapeutics, Inc.	900	4,761
*Palomar Medical Technologies, Inc.	400	3,680
*Par Pharmaceutical Cos., Inc.	600	15,792
*Parexel International Corp.	1,200	23,208
#*Patterson Cos., Inc.	300	8,568
*PDI, Inc.	200	996
#PDL BioPharma, Inc.	2,100	13,440
PerkinElmer, Inc.	3,200	64,448
#Perrigo Co.	1,000	44,280
Pfizer, Inc.	61,190	1,141,805
Pharmaceutical Products Development Service, Inc.	1,300	30,368
*Pharmasset, Inc.	300	6,270
*PharMerica Corp.	500	8,140
*Phase Forward, Inc.	900	13,158
#*Poniard Pharmaceuticals, Inc.	400	640
*Pozen, Inc.	200	1,176
*Progenics Pharmaceuticals, Inc.	500	2,250
*Providence Service Corp.	300	3,852
#*PSS World Medical, Inc.	1,200	24,624
#*Psychiatric Solutions, Inc.	1,400	30,870
#Quality Systems, Inc.	400	20,616
Quest Diagnostics, Inc.	1,100	61,237
*Questcor Pharmaceuticals, Inc.	500	2,265
#*Quidel Corp.	600	7,968
*RadNet, Inc.	700	1,540
*Regeneration Technologies, Inc.	1,200	3,792
*Regeneron Pharmaceuticals, Inc.	1,400	37,324
*RehabCare Group, Inc.	400	11,624
*Repligen Corp.	800	2,760
*Res-Care, Inc.	650	5,856
#*ResMed, Inc.	400	20,456
*Rigel Pharmaceuticals, Inc.	700	5,747
*Rochester Medical Corp.	200	2,420

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Rockwell Medical Technologies, Inc.	300	$2,112
*Salix Pharmaceuticals, Ltd.	900	26,334
*Sangamo BioSciences, Inc.	600	3,300
*Santarus, Inc.	700	3,311
*Savient Pharmaceuticals, Inc.	600	7,698
*SciClone Pharmaceuticals, Inc.	600	1,584
#*Seattle Genetics, Inc.	900	9,288
*SenoRx, Inc.	300	2,235
#*Sequenom, Inc.	600	2,406
*Sirona Dental Systems, Inc.	1,200	38,604
*Skilled Healthcare Group, Inc.	500	3,270
*Solta Medical, Inc.	500	900
*Somanetics Corp.	100	1,585
#*SonoSite, Inc.	300	8,169
*Spectranetics Corp.	600	4,134
#*Spectrum Pharmaceuticals, Inc.	900	3,960
*St. Jude Medical, Inc.	700	26,411
*Staar Surgical Co.	500	1,715
#*Stereotaxis, Inc.	800	3,248
#Steris Corp.	1,200	31,296
Stryker Corp.	700	36,344
*Sucampo Pharmaceuticals, Inc.	300	1,080
*Sun Healthcare Group, Inc.	1,200	10,488
*Sunrise Senior Living, Inc.	1,000	2,970
*SuperGen, Inc.	1,500	4,065
#*SurModics, Inc.	200	4,000
*Symmetry Medical, Inc.	800	7,136
*Synovis Life Technologies, Inc.	200	2,546
*Synta Pharmaceuticals Corp.	700	2,926
*Targacept, Inc.	272	5,698
Techne Corp.	200	13,124
Teleflex, Inc.	1,100	62,876
*Tenet Healthcare Corp.	4,500	24,930
*Theragenics Corp.	600	798
#*Theravance, Inc.	800	8,776
#*Thoratec Corp.	1,200	34,020
*Tomotherapy, Inc.	1,100	4,455
*TranS1, Inc.	300	972
*Transcept Pharmaceuticals, Inc.	100	769
#*Triple-S Management Corp.	700	11,613
*U.S. Physical Therapy, Inc.	200	3,132
#*United Therapeutics Corp.	800	47,656
UnitedHealth Group, Inc.	7,700	254,100
*Universal American Corp.	1,500	20,040
Universal Health Services, Inc.	2,300	67,068
*Vanda Pharmaceuticals, Inc.	200	2,002
#*Varian Medical Systems, Inc.	900	45,261
#*Varian, Inc.	400	20,624
*Vascular Solutions, Inc.	200	1,618
#*VCA Antech, Inc.	1,700	43,163
#*Vertex Pharmaceuticals, Inc.	1,000	38,400
#*Vical, Inc.	900	2,538
*Viropharma, Inc.	1,700	16,796
#*Virtual Radiologic Corp.	300	3,174
*Vital Images, Inc.	400	5,688
#*Vivus, Inc.	1,100	9,295
#*Volcano Corp.	900	17,829
*Warner Chilcott P.L.C.	1,100	30,063
#*Waters Corp.	400	22,792
*WellCare Health Plans, Inc.	1,000	31,180
*WellPoint, Inc.	3,400	216,648

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
West Pharmaceutical Services, Inc.	300	$10,899
#*Wright Medical Group, Inc.	800	14,304
*XenoPort, Inc.	100	1,848
Young Innovations, Inc.	200	4,598
*Zimmer Holdings, Inc.	1,300	73,216
*Zoll Medical Corp.	400	11,136
*Zymogenetics, Inc.	1,510	8,562

Total Health Care		11,090,479

Industrials — (10.5%)
*3D Systems Corp.	500	5,250
3M Co.	2,400	193,176
#A.O. Smith Corp.	600	25,548
#AAON, Inc.	400	8,236
*AAR Corp.	500	11,585
ABM Industries, Inc.	1,300	25,246
*Acacia Technologies Group.	600	5,382
*ACCO Brands Corp.	1,300	10,010
Aceto Corp.	400	2,112
Actuant Corp.	900	15,093
Acuity Brands, Inc.	800	28,624
Administaff, Inc.	500	11,420
*Advisory Board Co. (The)	300	9,687
*Aecom Technology Corp.	1,300	35,061
*AeroVironment, Inc.	400	13,628
#*AGCO Corp.	2,300	71,093
*Air Transport Services Group, Inc.	1,000	2,310
Aircastle, Ltd.	2,100	19,971
#*AirTran Holdings, Inc.	1,600	7,712
Alamo Group, Inc.	200	3,590
*Alaska Air Group, Inc.	300	9,402
Albany International Corp.	600	11,934
#Alexander & Baldwin, Inc.	400	12,780
#*Allegiant Travel Co.	400	20,480
#*Alliant Techsystems, Inc.	900	71,073
*Altra Holdings, Inc.	600	6,612
*Amerco, Inc.	300	11,337
#*American Commercial Lines, Inc.	250	3,835
American Ecology Corp.	200	3,170
American Railcar Industries, Inc.	400	3,964
*American Reprographics Co.	1,200	8,436
American Science & Engineering, Inc.	100	7,764
#*American Superconductor Corp.	500	19,010
#American Woodmark Corp.	400	8,064
#Ameron International Corp.	300	20,709
Ametek, Inc.	600	21,864
Ampco-Pittsburgh Corp.	100	2,553
#*AMR Corp.	8,000	55,360
*APAC Customer Services, Inc.	500	2,590
#Apogee Enterprises, Inc.	900	12,384
Applied Industrial Technologies, Inc.	1,000	21,800
Applied Signal Technologies, Inc.	200	3,558
*Argan, Inc.	200	2,840
#*Argon ST, Inc.	500	12,680
#Arkansas Best Corp.	200	4,508
#*Armstrong World Industries, Inc.	1,200	43,716
#*Astec Industries, Inc.	500	12,445
*ATC Technology Corp.	400	8,748
*Atlas Air Worldwide Holdings, Inc.	300	11,001
Avery Dennison Corp.	1,700	55,267
*Avis Budget Group, Inc.	1,500	16,230

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*AZZ, Inc.	300	$9,024
#Badger Meter, Inc.	100	3,779
*Baker (Michael) Corp.	200	7,802
#Baldor Electric Co.	1,600	39,488
#Barnes Group, Inc.	1,250	20,050
Barrett Business Services, Inc.	200	2,562
*BE Aerospace, Inc.	2,200	49,346
*Beacon Roofing Supply, Inc.	1,000	16,800
Belden, Inc.	900	20,547
#*Blount International, Inc.	700	7,798
*BlueLinx Holdings, Inc.	600	1,704
#Boeing Co.	3,800	230,280
#Bowne & Co., Inc.	816	5,361
Brady Co. Class A	1,350	38,151
#Briggs & Stratton Corp.	1,600	26,448
Brink’s Co. (The)	600	14,028
*Broadwind Energy, Inc.	1,700	9,673
*BTU International, Inc.	200	1,070
Bucyrus International, Inc.	1,500	78,570
*Builders FirstSource, Inc.	800	2,680
C.H. Robinson Worldwide, Inc.	300	16,989
*CAI International, Inc.	400	3,176
Carlisle Cos., Inc.	1,700	56,984
Cascade Corp.	300	8,685
*Casella Waste Systems, Inc.	900	3,915
Caterpillar, Inc.	5,100	266,424
#*CBIZ, Inc.	1,400	10,150
#CDI Corp.	500	6,445
*CECO Environmental Corp.	600	2,202
*Celadon Group, Inc.	500	4,910
#*Cenveo, Inc.	1,000	7,220
*Ceradyne, Inc.	600	11,724
*Chart Industries, Inc.	300	4,839
Chase Corp.	200	2,430
Cintas Corp.	1,700	42,687
CIRCOR International, Inc.	300	8,475
#CLAROC, Inc.	1,400	45,332
*Clean Harbors, Inc.	200	11,452
#*Coleman Cable, Inc.	200	878
#*Colfax Corp.	800	9,016
*Columbus McKinnon Corp.	500	6,790
Comfort Systems USA, Inc.	900	10,557
*Commercial Vehicle Group, Inc.	700	3,353
*COMSYS IT Partners, Inc.	600	7,584
#*Consolidated Graphics, Inc.	300	10,125
#*Continental Airlines, Inc.	1,700	31,263
Con-way, Inc.	600	17,172
Cooper Industries P.L.C.	1,700	72,930
*Copart, Inc.	1,800	60,768
*Cornell Cos., Inc.	400	8,400
Corporate Executive Board Co.	400	9,256
*Corrections Corp. of America	3,400	63,614
#*CoStar Group, Inc.	400	16,152
Courier Corp.	400	5,592
#*Covanta Holding Corp.	3,600	63,000
#*CRA International, Inc.	200	5,190
#Crane Co.	1,104	33,694
#Cubic Corp.	600	23,430
Cummins, Inc.	3,800	171,608
#Danaher Corp.	1,000	71,350
Deere & Co.	2,800	139,860

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Delta Air Lines, Inc.	1,900	$23,237
Deluxe Corp.	300	5,583
Diamond Management & Technology Consultants, Inc.	500	3,700
*Dollar Thrifty Automotive Group, Inc.	500	12,180
#Donaldson Co., Inc.	2,000	76,480
Dover Corp.	2,600	111,488
Ducommun, Inc.	200	3,596
Dun & Bradstreet Corp. (The)	500	39,485
*DXP Enterprises, Inc.	200	2,618
*Dycom Industries, Inc.	1,000	8,170
*Dynamex, Inc.	200	3,184
Dynamic Materials Corp.	200	3,282
*DynCorp International, Inc. Class A	1,000	12,010
#*Eagle Bulk Shipping, Inc.	600	3,000
Eaton Corp.	3,100	189,844
*EMCOR Group, Inc.	1,800	43,308
Emerson Electric Co.	5,400	224,316
Encore Wire Corp.	600	12,006
#*Ener1, Inc.	1,300	5,252
#*Energy Conversion Devices, Inc.	800	7,288
#*Energy Recovery, Inc.	1,000	6,110
EnergySolutions, Inc.	2,300	19,205
#*EnerNOC, Inc.	500	15,570
*EnerSys, Inc.	1,200	23,388
Ennis, Inc.	700	10,500
#*EnPro Industries, Inc.	100	2,435
Equifax, Inc.	1,000	32,000
#ESCO Technologies, Inc.	500	16,345
*Esterline Technologies Corp.	600	22,656
#*Evergreen Solar, Inc.	1,500	2,160
Expeditors International of Washington, Inc.	700	23,870
*Exponent, Inc.	300	8,073
#Fastenal Co.	1,000	41,480
Federal Signal Corp.	700	4,543
FedEx Corp.	1,100	86,185
#*First Solar, Inc.	800	90,640
*Flanders Corp.	600	2,094
*Flow International Corp.	100	341
#Flowserve Corp.	300	27,051
Fluor Corp.	400	18,136
#Forward Air Corp.	400	9,452
*Franklin Covey Co.	400	2,096
Franklin Electric Co., Inc.	500	13,015
#Freightcar America, Inc.	200	3,900
#*FTI Consulting, Inc.	300	12,435
*Fuel Tech, Inc.	500	3,665
#*FuelCell Energy, Inc.	1,200	3,384
*Furmanite Corp.	400	1,300
G & K Services, Inc. Class A	500	12,500
Gardner Denver Machinery, Inc.	1,300	51,805
#GATX Corp.	600	15,732
#*Genco Shipping & Trading, Ltd.	400	7,664
*Gencor Industries, Inc.	300	2,085
*GenCorp, Inc.	300	1,680
#*General Cable Corp.	1,700	49,470
General Dynamics Corp.	2,300	153,755
General Electric Co.	86,850	1,396,548
*Genesee & Wyoming, Inc.	500	14,735
*GEO Group, Inc. (The)	1,200	22,200
*GeoEye, Inc.	300	7,701
*Gibraltar Industries, Inc.	1,000	13,940

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Gorman-Rupp Co. (The)	400	$9,692
*GP Strategies Corp.	300	2,220
Graco, Inc.	700	18,683
*Graftech International, Ltd.	2,200	27,632
Graham Corp.	200	3,176
Granite Construction, Inc.	400	12,352
Great Lakes Dredge & Dock Corp.	1,700	10,047
Greenbrier Cos., Inc.	500	4,075
*Griffon Corp.	1,490	17,597
#*GT Solar International, Inc.	800	4,600
*H&E Equipment Services, Inc.	800	8,488
Hardinge, Inc.	200	1,042
Harsco Corp.	1,200	35,712
*Hawaiian Holdings, Inc.	800	4,752
#Healthcare Services Group, Inc.	800	16,400
#Heartland Express, Inc.	1,600	22,224
#HEICO Corp.	200	8,506
HEICO Corp. Class A	400	13,496
#Heidrick & Struggles International, Inc.	400	10,172
Herman Miller, Inc.	900	15,201
*Hertz Global Holdings, Inc.	3,300	34,188
*Hill International, Inc.	1,100	6,490
HNI Corp.	1,100	27,522
*Hoku Scientific, Inc.	300	738
Honeywell International, Inc.	2,100	81,144
Horizon Lines, Inc.	500	2,370
#Houston Wire & Cable Co.	200	2,406
*Hub Group, Inc. Class A	500	12,055
#Hubbell, Inc. Class B	1,100	47,366
*Hudson Highland Group, Inc.	800	3,272
*Hurco Cos., Inc.	200	3,352
*Huron Consulting Group, Inc.	200	4,768
*ICF International, Inc.	500	11,705
IDEX Corp.	2,400	67,728
*IHS, Inc.	200	10,288
*II-VI, Inc.	600	16,044
Illinois Tool Works, Inc.	3,200	139,488
#Ingersoll-Rand P.L.C.	2,700	87,642
*InnerWorkings, Inc.	800	4,584
*Innovative Solutions & Support, Inc.	300	1,215
*Insituform Technologies, Inc. Class A	1,000	20,480
Insteel Industries, Inc.	400	3,952
*Integrated Electrical Services, Inc.	200	1,028
Interface, Inc. Class A	2,000	16,220
#*Interline Brands, Inc.	800	13,440
*Intersections, Inc.	200	866
#*Iron Mountain, Inc.	1,700	38,862
ITT Industries, Inc.	3,100	149,761
J.B. Hunt Transport Services, Inc.	700	21,462
*Jacobs Engineering Group, Inc.	900	34,011
#*JetBlue Airways Corp.	7,100	35,074
John Bean Technologies Corp.	408	6,728
Joy Global, Inc.	500	22,870
Kaman Corp. Class A	200	4,978
#*Kansas City Southern	1,400	41,580
Kaydon Corp.	700	22,883
KBR, Inc.	3,900	73,047
*Kelly Services, Inc. Class A	800	10,496
Kennametal, Inc.	1,901	46,536
*Kforce, Inc.	900	12,033
Kimball International, Inc. Class B	900	7,092

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Kirby Corp.	1,483	$48,109
#Knight Transportation, Inc.	1,800	32,580
#Knoll, Inc.	700	7,882
#*Korn/Ferry International	1,000	14,800
*Kratos Defense & Security Solutions, Inc.	200	1,902
L-3 Communications Holdings, Inc.	600	50,004
*LaBarge, Inc.	400	4,392
*Ladish Co., Inc.	300	4,635
Landstar System, Inc.	400	14,516
*Layne Christensen Co.	500	12,665
*LECG Corp.	400	1,140
#Lennox International, Inc.	1,200	45,864
Lincoln Electric Holdings, Inc.	1,000	48,830
#Lindsay Corp.	200	8,048
*LMI Aerospace, Inc.	200	2,538
Lockheed Martin Corp.	2,200	163,944
LSI Industries, Inc.	600	3,576
*Lydall, Inc.	200	1,266
*M&F Worldwide Corp.	400	14,516
*Magnetek, Inc.	500	680
#Manitowoc Co., Inc. (The)	3,000	32,700
Manpower, Inc.	1,700	88,043
*Marten Transport, Ltd.	200	3,522
Masco Corp.	9,200	124,752
#*Mastec, Inc.	600	7,374
*McDermott International, Inc.	1,200	28,344
McGrath Rentcorp	600	12,642
*Metalico, Inc.	800	3,944
Met-Pro Corp.	500	4,685
#*Microvision, Inc.	1,300	2,522
#*Middleby Corp.	300	13,518
*Miller Industries, Inc.	400	4,484
#Mine Safety Appliances Co.	700	16,863
#*Mobile Mini, Inc.	1,000	14,050
#*Monster Worldwide, Inc.	2,100	32,739
*Moog, Inc.	800	24,144
MSC Industrial Direct Co., Inc. Class A	900	38,871
Mueller Industries, Inc.	700	17,213
Mueller Water Products, Inc.	3,600	16,236
Multi-Color Corp.	200	2,338
*MYR Group, Inc.	400	6,344
NACCO Industries, Inc. Class A	100	5,382
*Navigant Consulting, Inc.	1,200	16,272
*Navistar International Corp.	1,100	40,689
*NCI Building Systems, Inc.	400	788
*NN, Inc.	200	794
Nordson Corp.	800	45,232
*North American Galvanizing & Coating, Inc.	400	2,024
Northrop Grumman Corp.	1,500	84,900
#*Northwest Pipe Co.	100	2,392
#*Ocean Power Technologies, Inc.	200	1,206
*Old Dominion Freight Line, Inc.	200	5,500
Omega Flex, Inc.	93	985
*On Assignment, Inc.	800	5,584
*Orbital Sciences Corp.	1,300	20,553
*Orion Energy Systems, Inc.	600	2,856
*Orion Marine Group, Inc.	400	7,572
Oshkosh Truck Corp. Class B	1,100	39,677
#Otter Tail Corp.	800	17,280
#*Owens Corning, Inc.	2,900	74,617
*P.A.M. Transportation Services, Inc.	100	1,014

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Paccar, Inc.	1,900	$68,457
#*Pacer International, Inc.	200	600
Pall Corp.	800	27,576
Parker Hannifin Corp.	2,400	134,184
*Park-Ohio Holdings Corp.	300	2,742
Pentair, Inc.	1,900	58,026
*PGT, Inc.	625	1,200
*Pike Electric Corp.	700	6,104
*Pinnacle Airlines Corp.	200	1,522
#Pitney Bowes, Inc.	2,300	48,116
*PMFG, Inc.	300	4,563
Portec Rail Products, Inc.	200	2,184
*Powell Industries, Inc.	100	2,921
#*Power-One, Inc.	2,000	6,340
*PowerSecure International, Inc.	500	3,290
*PRGX Global, Inc.	400	2,300
*Protection One, Inc.	300	2,595
*Quality Distribution, Inc.	100	403
Quanex Building Products Corp.	400	6,432
*Quanta Services, Inc.	3,400	61,948
R. R. Donnelley & Sons Co.	4,500	89,190
Raven Industries, Inc.	400	11,432
#Raytheon Co.	3,400	178,262
*RBC Bearings, Inc.	300	6,972
#Regal-Beloit Corp.	600	28,440
*Resources Connection, Inc.	900	16,074
Robbins & Myers, Inc.	800	17,776
#Robert Half International, Inc.	1,000	26,920
#Rockwell Automation, Inc.	2,200	106,128
Rockwell Collins, Inc.	1,800	95,742
Rollins, Inc.	1,100	21,648
Roper Industries, Inc.	1,300	65,104
*RSC Holdings, Inc.	1,800	12,924
#*Rush Enterprises, Inc. Class A	600	6,816
Ryder System, Inc.	1,500	54,600
#*Sauer-Danfoss, Inc.	1,100	12,507
Schawk, Inc.	600	7,728
*School Specialty, Inc.	400	8,836
*Shaw Group, Inc.	2,300	74,267
#Simpson Manufacturing Co., Inc.	1,200	29,592
SkyWest, Inc.	900	13,167
*SL Industries, Inc.	100	850
Southwest Airlines Co.	10,100	114,433
*Spherion Corp.	1,200	6,768
#*Spirit AeroSystems Holdings, Inc. Class A	2,200	47,190
#SPX Corp.	500	27,220
*Standard Parking Corp.	200	3,246
#Standard Register Co.	600	3,192
Standex International Corp.	300	6,843
#*Stanley, Inc.	200	5,236
#Steelcase, Inc. Class A	2,550	18,054
*Stericycle, Inc.	300	15,879
*Sterling Construction Co., Inc.	200	3,804
#Sun Hydraulics, Inc.	400	8,952
#*SunPower Corp. Class A	200	4,078
*SunPower Corp. Class B	956	17,753
*Sykes Enterprises, Inc.	948	22,733
#TAL International Group, Inc.	800	11,280
*Taser International, Inc.	900	5,076
*Team, Inc.	400	7,136
*Tecumseh Products Co. Class A	200	2,216

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Teledyne Technologies, Inc.	600	$22,356
Tennant Co.	400	9,572
*Terex Corp.	2,500	48,875
*Tetra Tech, Inc.	1,400	31,696
#Textainer Group Holdings, Ltd.	1,200	20,448
Textron, Inc.	800	15,624
*Thomas & Betts Corp.	1,200	40,512
Timken Co.	2,700	60,507
#Titan International, Inc.	499	3,872
#*Titan Machinery, Inc.	400	4,408
Toro Co.	700	27,265
Towers Watson & Co.	500	21,815
*Trailer Bridge, Inc.	100	529
TransDigm Group, Inc.	1,000	48,270
*TRC Cos., Inc.	500	1,345
#*Trex Co., Inc.	400	6,168
*Trimas Corp.	600	3,552
Triumph Group, Inc.	400	20,372
*TrueBlue, Inc.	1,000	14,510
#*Tutor Perini Corp.	1,100	20,966
Twin Disc, Inc.	200	1,926
*UAL Corp.	2,400	29,352
*Ultralife Corp.	200	768
United Parcel Service, Inc.	2,800	161,756
#*United Rentals, Inc.	1,400	11,214
*United Stationers, Inc.	800	43,648
United Technologies Corp.	8,800	593,824
Universal Forest Products, Inc.	500	16,970
Universal Truckload Services, Inc.	200	3,368
*UQM Technologies, Inc.	500	2,385
*URS Corp.	1,300	58,344
#*US Airways Group, Inc.	1,400	7,434
*USA Truck, Inc.	200	2,470
#*USG Corp.	3,400	40,834
UTI Worldwide, Inc.	1,500	20,595
Valmont Industries, Inc.	501	34,799
Viad Corp.	300	5,919
#*Vicor Corp.	600	5,196
*Volt Information Sciences, Inc.	500	4,645
VSE Corp.	200	10,134
#W.W. Grainger, Inc.	200	19,856
Wabtec Corp.	900	34,497
*Waste Connections, Inc.	1,900	61,123
*Waste Services, Inc.	900	8,172
Watsco, Inc. Class A	500	23,980
#Watts Water Technologies, Inc.	600	17,358
*WCA Waste Corp.	110	451
#Werner Enterprises, Inc.	1,100	21,758
#*WESCO International, Inc.	900	24,948
#Woodward Governor Co.	1,200	30,516

Total Industrials		12,118,333

Information Technology — (13.1%)
*3Com Corp.	14,200	105,790
#*3PAR, Inc.	700	6,769
#Accenture, Ltd.	3,700	151,663
#*ACI Worldwide, Inc.	600	9,606
*Acme Packet, Inc.	1,300	13,455
*Acorn Energy, Inc.	200	1,254
*ActivIdentity Corp.	1,000	2,280
*Activision Blizzard, Inc.	4,300	43,688

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Actuate Corp.	700	$3,493
*Acxiom Corp.	1,500	23,070
*Adaptec, Inc.	3,000	9,120
#*ADC Telecommunications, Inc.	2,800	14,868
#*Adobe Systems, Inc.	4,650	150,195
#Adtran, Inc.	1,600	33,920
*Advanced Analogic Technologies, Inc.	1,000	3,340
*Advanced Micro Devices, Inc.	15,900	118,614
*Advent Software, Inc.	200	7,550
*Agilent Technologies, Inc.	3,400	95,302
#*Airvana, Inc.	900	6,813
#*Alliance Data Systems Corp.	200	11,892
#Altera Corp.	2,000	42,640
*Amdocs, Ltd.	3,300	94,347
American Software, Inc. Class A	400	2,192
#*Amkor Technology, Inc.	2,800	15,932
Amphenol Corp.	900	35,856
*Amtech Systems, Inc.	200	2,082
#*Anadigics, Inc.	1,300	4,706
Analog Devices, Inc.	2,000	53,920
*Anaren, Inc.	300	3,849
#*Anixter International, Inc.	800	33,344
*Ansys, Inc.	400	16,744
*AOL, Inc.	927	22,220
*Apple, Inc.	3,500	672,420
Applied Materials, Inc.	11,500	140,070
*Applied Micro Circuits Corp.	1,600	11,728
*ArcSight, Inc.	400	9,500
#*Ariba, Inc.	1,500	18,885
#*Arris Group, Inc.	2,200	22,088
*Arrow Electronics, Inc.	1,100	28,897
*Art Technology Group, Inc.	2,200	9,856
*Aruba Networks, Inc.	900	9,351
#*Atheros Communications, Inc.	1,058	33,930
*Atmel Corp.	7,100	32,944
#*ATMI, Inc.	300	5,034
*Aviat Networks, Inc.	873	6,277
*Avid Technology, Inc.	950	11,998
*Avnet, Inc.	2,600	68,744
AVX Corp.	4,000	47,520
*Aware, Inc.	500	1,275
Bel Fuse, Inc. Class B	200	3,794
*Benchmark Electronics, Inc.	1,500	27,330
*BigBand Networks, Inc.	1,000	3,140
Black Box Corp.	200	5,498
#Blackbaud, Inc.	500	11,150
#*Blackboard, Inc.	400	15,764
*Blue Coat Systems, Inc.	600	14,790
*BMC Software, Inc.	500	19,320
*Bottomline Technologies, Inc.	500	8,650
*Brightpoint, Inc.	1,200	7,008
Broadridge Financial Solutions, Inc.	2,300	49,956
*Brocade Communications Systems, Inc.	5,500	37,785
CA, Inc.	900	19,836
#*CACI International, Inc. Class A	700	33,579
*Cadence Design Systems, Inc.	1,700	9,877
*CalAmp Corp.	700	2,030
*Callidus Software, Inc.	400	1,280
*Cascade Microtech, Inc.	300	1,299
*Checkpoint Systems, Inc.	1,000	16,040
*Chordiant Software, Inc.	600	2,220

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ciber, Inc.	1,500	$4,845
*Cisco Sytems, Inc.	42,430	953,402
*Cogent, Inc.	1,500	15,495
Cognex Corp.	1,000	16,370
*Cognizant Technology Solutions Corp.	600	26,196
#*Coherent, Inc.	600	17,808
#*CommScope, Inc.	2,300	62,583
Communications Systems, Inc.	100	1,191
*CommVault Systems, Inc.	300	6,357
#*Compellent Technologies, Inc.	300	5,964
*Computer Task Group, Inc.	100	705
*comScore, Inc.	600	8,142
*Comtech Telecommunications Corp.	400	14,144
*Comverge, Inc.	500	4,910
#*Concur Technologies, Inc.	900	35,685
#*Constant Contact, Inc.	200	3,528
*CPI International, Inc.	300	3,360
*Cray, Inc.	500	2,360
*Cree, Inc.	1,300	72,683
*CSG Systems International, Inc.	500	9,705
#*CyberSource Corp.	1,100	19,888
*Cymer, Inc.	400	12,548
#*Cypress Semiconductor Corp.	4,600	46,230
Daktronics, Inc.	600	4,686
*DDi Corp.	400	1,724
#*DealerTrack Holdings, Inc.	600	10,782
*Dell, Inc.	17,300	223,170
*Deltek, Inc.	600	4,452
#*DemandTec, Inc.	300	1,782
*DG FastChannel, Inc.	400	10,900
*Dice Holdings, Inc.	800	4,568
Diebold, Inc.	1,100	29,227
*Digi International, Inc.	500	4,800
*Digimarc Corp.	88	1,382
#*Digital River, Inc.	400	10,052
#*Diodes, Inc.	1,200	20,016
*DivX, Inc.	600	3,372
*Dolby Laboratories, Inc.	200	10,066
*Double-Take Software, Inc.	300	3,063
*DST Systems, Inc.	600	27,198
#*DTS, Inc.	300	8,490
*Dynamics Research Corp.	300	3,366
#EarthLink, Inc.	2,100	17,031
*eBay, Inc.	6,300	145,026
#*Ebix, Inc.	600	8,688
*Echelon Corp.	700	5,943
*EchoStar Corp.	900	17,280
Electro Rent Corp.	500	5,845
*Electronics for Imaging, Inc.	1,200	13,908
*EMC Corp.	13,700	228,379
*EMS Technologies, Inc.	300	3,846
*Emulex Corp.	1,300	14,612
#*Entegris, Inc.	3,000	10,920
*Entropic Communications, Inc.	1,100	3,839
*Epicor Software Corp.	1,300	9,971
#*EPIQ Systems, Inc.	400	4,780
*ePlus, Inc.	200	3,144
#*Equinix, Inc.	400	38,492
*Euronet Worldwide, Inc.	700	14,294
*ExlService Holdings, Inc.	500	9,075
*Extreme Networks	1,200	2,964

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*F5 Networks, Inc.	1,000	$49,430
FactSet Research Systems, Inc.	304	19,152
#Fair Isaac Corp.	900	19,737
*Fairchild Semiconductor Corp. Class A	3,100	27,838
*FalconStor Software, Inc.	800	2,768
#*Faro Technologies, Inc.	400	7,228
#*FEI Co.	700	14,560
Fidelity National Information Services, Inc.	2,230	52,539
#*Finisar Corp.	1,300	13,390
*FLIR Systems, Inc.	950	28,101
*Forrester Research, Inc.	300	8,127
*FSI International, Inc.	700	1,680
*Gartner Group, Inc.	800	17,120
*Gerber Scientific, Inc.	400	1,960
*Global Cash Access, Inc.	1,200	9,720
#Global Payments, Inc.	200	8,900
*Globecomm Systems, Inc.	300	2,181
*Google, Inc.	1,000	529,420
#*GSI Commerce, Inc.	400	9,104
*GSI Technology, Inc.	600	2,676
*Hackett Group, Inc.	800	1,856
*Harmonic, Inc.	1,900	11,533
Harris Corp.	1,100	47,212
Heartland Payment Systems, Inc.	500	7,135
*Hewitt Associates, Inc. Class A	300	11,844
Hewlett-Packard Co.	22,200	1,044,954
*Hittite Microwave Corp.	200	7,436
*Hughes Communications, Inc.	400	10,356
*Hutchinson Technology, Inc.	600	4,038
*Hypercom Corp.	500	1,715
*I.D. Systems, Inc.	300	861
*IAC/InterActiveCorp	1,000	20,080
#*ICx Technologies, Inc.	703	4,823
iGATE Corp.	600	6,060
*Ikanos Communications, Inc.	353	759
*Imation Corp.	800	7,152
*Immersion Corp.	300	1,329
*Infinera Corp.	1,400	9,590
*infoGROUP, Inc.	800	6,168
#*Informatica Corp.	500	11,845
*InfoSpace, Inc.	500	4,635
*Ingram Micro, Inc.	2,300	38,870
*Innodata Isogen, Inc.	400	2,064
*Insight Enterprises, Inc.	900	10,359
*Integral Systems, Inc.	200	1,484
*Integrated Device Technology, Inc.	3,700	20,979
*Integrated Silicon Solution, Inc.	900	5,193
Intel Corp.	28,400	550,960
*Interactive Intelligence, Inc.	100	1,730
#*InterDigital, Inc.	400	9,916
#*Intermec, Inc.	1,200	15,924
*Internap Network Services Corp.	800	3,560
International Business Machines Corp.	10,750	1,315,692
*International Rectifier Corp.	1,700	30,668
#*Internet Brands, Inc.	900	7,047
*Internet Capital Group, Inc.	300	1,869
Intersil Corp.	1,200	16,164
*Intevac, Inc.	300	4,269
#*IPG Photonics Corp.	600	8,640
*Isilon Systems, Inc.	800	4,952
#*Itron, Inc.	1,200	73,848

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ixia	1,000	$7,420
*IXYS Corp.	800	5,568
#*j2 Global Communications, Inc.	500	10,270
Jack Henry & Associates, Inc.	1,100	24,156
#*JDA Software Group, Inc.	651	17,069
*JDS Uniphase Corp.	4,700	36,942
#*Juniper Networks, Inc.	2,800	69,524
Keithley Instruments, Inc.	300	1,629
*Kenexa Corp.	400	3,968
*Knot, Inc. (The)	750	6,862
*Kulicke & Soffa Industries, Inc.	1,400	6,454
*KVH Industries, Inc.	300	3,900
#*L-1 Identity Solutions, Inc.	2,100	15,729
*Lam Research Corp.	1,200	39,612
*LaserCard Corp.	400	2,464
*Lattice Semiconductor Corp.	2,500	6,475
#*Lawson Software, Inc.	3,500	21,210
Lender Processing Services, Inc.	600	23,256
#*Lexmark International, Inc.	1,300	33,527
*Limelight Networks, Inc.	1,200	4,200
*Lionbridge Technologies, Inc.	700	1,624
*Liquidity Services, Inc.	500	5,285
*Littlefuse, Inc.	400	12,024
*LoopNet, Inc.	600	5,628
#*Loral Space & Communications, Inc.	400	11,388
*LSI Corp.	6,950	34,680
*LTX-Credence Corp.	2,500	6,275
#*Magma Design Automation, Inc.	1,000	2,410
*Manhattan Associates, Inc.	300	6,291
*ManTech International Corp. Class A	300	14,373
Marchex, Inc. Class B	700	3,843
#MasterCard, Inc. Class A	400	99,960
*Mattson Technology, Inc.	1,100	3,630
#Maxim Integrated Products, Inc.	3,200	55,936
Maximus, Inc.	300	14,358
#*Maxwell Technologies, Inc.	400	5,840
*McAfee, Inc.	1,150	43,355
*Measurement Specialties, Inc.	200	2,384
*MEMSIC, Inc.	500	1,610
*Mentor Graphics Corp.	2,200	17,644
*Mercury Computer Systems, Inc.	600	7,164
Micrel, Inc.	800	5,976
#Microchip Technology, Inc.	850	21,938
*Micron Technology, Inc.	14,624	127,521
*MICROS Systems, Inc.	1,400	40,012
*Microsemi Corp.	800	11,952
Microsoft Corp.	51,455	1,450,002
*MicroStrategy, Inc.	200	18,744
*Microtune, Inc.	1,000	2,220
*Mindspeed Technologies, Inc.	500	3,160
#*MKS Instruments, Inc.	1,044	17,330
*ModusLink Global Solutions, Inc.	1,100	11,165
#Molex, Inc. Class A	1,400	24,682
*MoneyGram International, Inc.	1,800	5,400
*Monotype Imaging Holdings, Inc.	800	7,224
*Motorola, Inc.	27,900	171,585
*Move, Inc.	1,600	2,800
MTS Systems Corp.	200	5,146
*Multi-Fineline Electronix, Inc.	400	9,548
#*Nanometrics, Inc.	386	3,358
#National Instruments Corp.	1,403	41,234

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#National Semiconductor Corp.	1,500	$19,890
#*NCI, Inc.	100	2,980
*NetApp, Inc.	2,700	78,651
*Netezza Corp.	1,100	9,999
*NETGEAR, Inc.	800	16,512
#*NetList, Inc.	400	1,516
#*NetScout Systems, Inc.	700	9,828
*NetSuite, Inc.	500	7,895
*Network Equipment Technologies, Inc.	600	2,694
*NeuStar, Inc.	1,400	31,444
#*Novatel Wireless, Inc.	500	3,740
#*Novellus Systems, Inc.	1,000	20,900
#*Nuance Communications, Inc.	1,500	22,530
#*Nvidia Corp.	1,700	26,163
*Occam Networks, Inc.	500	2,620
*OmniVision Technologies, Inc.	1,000	12,900
*ON Semiconductor Corp.	5,000	36,050
*Online Resources Corp.	500	2,415
*Openwave Systems, Inc.	1,900	4,237
#*Oplink Communications, Inc.	600	8,910
OPNET Technologies, Inc.	400	4,700
*Opnext, Inc.	930	1,758
*ORBCOMM, Inc.	1,100	2,508
*OSI Systems, Inc.	300	7,941
#*Palm, Inc.	3,800	39,482
*PAR Technology Corp.	300	1,737
*Parametric Technology Corp.	2,300	38,088
#*ParkerVision, Inc.	200	320
*PC Connection, Inc.	500	3,200
*PC Mall, Inc.	200	1,022
*PC-Tel, Inc.	326	1,894
Pegasystems, Inc.	300	9,975
*Perceptron, Inc.	200	630
#*Perficient, Inc.	500	4,855
*Pericom Semiconductor Corp.	500	4,400
*Pervasive Software, Inc.	400	2,048
*Phoenix Technologies, Ltd.	300	945
Plantronics, Inc.	1,200	31,704
*PLATO Learning, Inc.	500	2,060
*Plexus Corp.	800	27,208
#*Polycom, Inc.	2,400	53,832
Power Integrations, Inc.	400	12,484
*Progress Software Corp.	600	16,878
#*QLogic Corp.	2,200	37,818
QUALCOMM, Inc.	8,700	340,953
*Quantum Corp.	2,500	6,400
*Quest Software, Inc.	1,800	30,996
*Radiant Systems, Inc.	700	8,085
*RadiSys Corp.	600	4,506
*RealNetworks, Inc.	2,800	11,816
#*Red Hat, Inc.	600	16,332
Renaissance Learning, Inc.	200	2,662
*RF Micro Devices, Inc.	5,400	20,790
Richardson Electronics, Ltd.	500	3,835
*RightNow Technologies, Inc.	200	3,198
*Rimage Corp.	100	1,491
*Riverbed Technology, Inc.	800	17,936
#*Rofin-Sinar Technologies, Inc.	500	10,945
#*Rovi Corp.	1,600	46,192
*S1 Corp.	700	4,186
*Saba Software, Inc.	600	2,904

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*SAIC, Inc.	1,600	$29,328
#*Salesforce.com, Inc.	900	57,195
#*Sandisk Corp.	3,900	99,138
*Sanmina-SCI Corp.	1,500	19,800
*Sapient Corp.	2,400	18,600
#*SAVVIS, Inc.	900	14,166
*ScanSource, Inc.	600	16,956
*SeaChange International, Inc.	600	3,882
*Seagate Technology LLC	5,800	97,034
*ShoreTel, Inc.	600	3,186
#*Silicon Graphics International Corp.	600	4,806
*Silicon Laboratories, Inc.	826	34,890
#*Smart Modular Technologies (WWH), Inc.	900	5,472
*Smith Micro Software, Inc.	600	4,650
Solera Holdings, Inc.	1,200	39,732
*Sonic Solutions, Inc.	400	3,424
*SonicWALL, Inc.	1,200	9,144
*Sonus Networks, Inc.	4,100	8,651
*Sourcefire, Inc.	400	8,340
*SRA International, Inc.	800	13,776
*SRS Labs, Inc.	400	2,780
*StarTek, Inc.	200	1,480
#*STEC, Inc.	900	12,618
#*Stratasys, Inc.	400	9,200
*SuccessFactors, Inc.	800	13,040
*Super Micro Computer, Inc.	700	8,659
*Support.com, Inc.	1,000	2,480
*Switch & Data Facilities Co., Inc.	600	10,968
#*Sybase, Inc.	500	20,335
Sycamore Networks, Inc.	580	11,246
*Symantec Corp.	6,600	111,870
*Symyx Technologies, Inc.	800	3,952
#*Synaptics, Inc.	300	7,593
*Synchronoss Technologies, Inc.	500	8,380
#*SYNNEX Corp.	500	13,235
#*Synopsys, Inc.	1,000	21,270
Syntel, Inc.	400	13,448
#*Take-Two Interactive Software, Inc.	1,500	13,920
*Taleo Corp. Class A	500	10,155
*Tech Data Corp.	1,100	44,825
Technitrol, Inc.	400	1,792
*TechTarget, Inc.	844	4,473
*TechTeam Global, Inc.	300	2,208
*Tekelec	1,100	16,478
#*TeleCommunication Systems, Inc.	700	6,132
*TeleTech Holdings, Inc.	1,100	20,944
*Tellabs, Inc.	13,800	88,734
*Teradata Corp.	1,200	33,564
#*Teradyne, Inc.	4,100	38,294
#*Terremark Worldwide, Inc.	700	5,726
Texas Instruments, Inc.	6,000	135,000
TheStreet.com, Inc.	700	2,219
#*THQ, Inc.	1,500	7,560
*TIBCO Software, Inc.	3,100	27,776
*Tier Technologies, Inc. Class B	400	3,080
#*TiVo, Inc.	900	8,118
*TNS, Inc.	400	9,160
*Trimble Navigation, Ltd.	1,600	36,624
#*Triquint Semiconductor, Inc.	2,800	16,800
#*Tyler Technologies, Inc.	400	7,492
#*Ultimate Software Group, Inc.	300	8,970

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ultratech, Inc.	500	$6,820
*Unica Corp.	300	2,376
#*Unisys Corp.	1,200	34,668
United Online, Inc.	1,700	10,744
#*Universal Display Corp.	500	5,635
#*UTStarcom, Inc.	3,300	7,128
#*ValueClick, Inc.	1,400	12,950
#*VeriFone Holdings, Inc.	1,400	24,906
*Viasat, Inc.	500	13,665
*Video Display Corp.	37	140
*Virage Logic Corp.	500	2,785
#*Virnetx Holding Corp.	700	2,114
*Virtusa Corp.	504	4,491
#Visa, Inc.	1,700	139,451
#*Vishay Intertechnology, Inc.	4,700	35,438
#*VistaPrint NV	500	28,005
*VMware, Inc. Class A	500	22,705
*Vocus, Inc.	400	6,448
*Web.com Group, Inc.	400	2,232
*Websense, Inc.	738	13,675
*Western Digital Corp.	3,000	113,970
*Wright Express Corp.	700	20,552
#Xerox Corp.	23,490	204,833
#Xilinx, Inc.	2,100	49,518
*X-Rite, Inc.	1,700	4,233
*Yahoo!, Inc.	10,700	160,607
*Zebra Technologies Corp. Class A	1,200	31,320
*Zix Corp.	600	1,128
*Zygo Corp.	300	3,177

Total Information Technology		15,137,813

Materials — (4.2%)
A. Schulman, Inc.	500	11,260
#A.M. Castle & Co.	600	5,820
*AEP Industries, Inc.	100	3,491
Air Products & Chemicals, Inc.	1,500	113,940
Airgas, Inc.	600	25,356
AK Steel Holding Corp.	2,100	42,714
Albemarle Corp.	1,200	42,864
Alcoa, Inc.	9,300	118,389
#Allegheny Technologies, Inc.	600	24,510
#AMCOL International Corp.	500	12,565
*American Pacific Corp.	200	1,440
#AptarGroup, Inc.	1,100	39,028
*Arabian American Development Co.	500	1,175
Arch Chemicals, Inc.	200	5,592
Ashland, Inc.	1,965	79,406
Balchem Corp.	534	10,354
#Ball Corp.	1,000	50,790
Bemis Co., Inc.	2,944	82,609
*Boise, Inc.	2,200	11,352
*Brush Engineered Materials, Inc.	400	7,188
*Buckeye Technologies, Inc.	1,500	17,160
*BWAY Holding Co.	500	8,530
Cabot Corp.	1,000	25,780
#*Calgon Carbon Corp.	1,700	22,763
#Carpenter Technology Corp.	700	18,760
Celanese Corp. Class A	900	26,190
*Century Aluminum Co.	1,400	15,848
CF Industries Holdings, Inc.	200	18,572
*Clearwater Paper Corp.	200	9,786

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Cliffs Natural Resources, Inc.	600	$23,970
#*Coeur d’Alene Mines Corp.	1,200	16,824
Commercial Metals Co.	1,400	19,236
Compass Minerals International, Inc.	300	18,912
*Crown Holdings, Inc.	1,300	30,953
Cytec Industries, Inc.	900	33,579
Deltic Timber Corp.	200	8,982
*Domtar Corp.	1,400	67,998
Dow Chemical Co.	7,200	195,048
E.I. du Pont de Nemours & Co.	7,100	231,531
Eagle Materials, Inc.	1,100	25,091
Eastman Chemical Co.	1,000	56,530
#Ecolab, Inc.	2,000	87,800
Ferro Corp.	900	6,984
#*Flotek Industries, Inc.	200	296
FMC Corp.	600	30,564
*Freeport-McMoRan Copper & Gold, Inc. Class B	300	20,007
*General Moly, Inc.	1,200	2,820
*Georgia Gulf Corp.	300	4,605
*Graphic Packaging Holding Co.	8,300	28,054
Greif, Inc. Class A	400	19,344
H.B. Fuller Co.	1,200	24,024
Hawkins, Inc.	200	4,124
Haynes International, Inc.	300	8,787
*Headwaters, Inc.	1,600	8,784
#*Hecla Mining Co.	3,000	13,680
*Horsehead Holding Corp.	1,000	9,800
Huntsman Corp.	6,900	84,111
ICO, Inc.	700	5,404
Innophos Holdings, Inc.	200	3,912
*Innospec, Inc.	500	4,875
International Flavors & Fragrances, Inc.	300	11,931
International Paper Co.	8,700	199,317
*Intrepid Potash, Inc.	1,300	31,837
Kaiser Aluminum Corp.	100	3,515
*KapStone Paper & Packaging Corp.	1,500	13,860
KMG Chemicals, Inc.	300	4,125
*Kronos Worldwide, Inc.	600	8,766
*Landec Corp.	600	3,810
#*Louisiana-Pacific Corp.	4,200	29,862
*LSB Industries, Inc.	300	3,945
Lubrizol Corp.	1,100	81,059
#Martin Marietta Materials, Inc.	300	23,754
#MeadWestavco Corp.	4,700	113,129
#*Mercer International, Inc.	400	1,248
Minerals Technologies, Inc.	400	19,120
Monsanto Co.	2,100	159,348
Myers Industries, Inc.	800	7,312
#Nalco Holding Co.	1,700	40,086
Neenah Paper, Inc.	600	8,352
NewMarket Corp.	200	18,044
Newmont Mining Corp.	1,750	75,005
NL Industries, Inc.	600	4,068
Nucor Corp.	1,700	69,360
Olin Corp.	2,200	36,300
Olympic Steel, Inc.	300	8,322
*OM Group, Inc.	700	22,834
*Omnova Solutions, Inc.	400	2,264
*Owens-Illinois, Inc.	1,300	35,386
P.H. Glatfelter Co.	900	12,420
Packaging Corp. of America	2,000	44,100

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Pactiv Corp.	2,400	$54,120
Penford Corp.	200	2,052
*PolyOne Corp.	600	4,470
PPG Industries, Inc.	1,300	76,284
Praxair, Inc.	2,000	150,640
Quaker Chemical Corp.	400	6,996
Reliance Steel & Aluminum Co.	2,100	85,554
Rock-Tenn Co. Class A	1,000	42,690
*Rockwood Holdings, Inc.	1,600	35,056
#Royal Gold, Inc.	900	38,358
RPM International, Inc.	1,000	18,700
#*RTI International Metals, Inc.	200	4,950
Schnitzer Steel Industries, Inc. Class A	500	20,250
Schweitzer-Maudoit International, Inc.	300	22,572
Scotts Miracle-Gro Co. Class A (The)	800	31,760
Sealed Air Corp.	3,500	69,440
*Senomyx, Inc.	500	1,955
Sensient Technologies Corp.	500	12,975
#Sigma-Aldrich Corp.	1,400	66,990
Silgan Holdings, Inc.	800	41,480
*Solitario Exploration & Royalty Corp.	100	235
*Solutia, Inc.	2,400	33,000
Sonoco Products Co.	800	22,208
#Southern Copper Corp.	4,100	109,183
Spartech Corp.	1,000	10,090
#Steel Dynamics, Inc.	2,900	44,022
Stepan Co.	100	5,848
#*Stillwater Mining Co.	2,300	23,115
Synalloy Corp.	300	2,391
Temple-Inland, Inc.	3,800	66,006
Terra Industries, Inc.	200	6,320
Texas Industries, Inc.	700	23,758
#*Titanium Metals Corp.	3,800	44,194
*U.S. Concrete, Inc.	500	450
*U.S. Gold Corp.	2,000	4,460
*United States Lime & Minerals, Inc.	200	7,890
#United States Steel Corp.	2,600	115,518
Valhi, Inc.	900	14,445
Valspar Corp.	3,600	95,328
Vulcan Materials Co.	1,200	53,028
Wausau Paper Corp.	800	7,056
#Westlake Chemical Corp.	700	14,371
#Weyerhaeuser Co.	5,500	219,450
#Worthington Industries, Inc.	2,700	39,069
*WR Grace & Co.	600	14,328
#Zep, Inc.	200	4,424
*Zoltek Cos., Inc.	700	5,845

Total Materials		4,815,664

Telecommunication Services — (2.4%)
#*AboveNet, Inc.	400	23,456
#Alaska Communications Systems Group, Inc.	600	4,890
*American Tower Corp.	2,750	116,738
*Arbinet Corp.	500	1,115
AT&T, Inc.	59,383	1,505,953
Atlantic Tele-Network, Inc.	400	19,372
#*Cbeyond, Inc.	600	7,476
CenturyTel, Inc.	2,170	73,802
*Cincinnati Bell, Inc.	5,900	17,169
*Cogent Communications Group, Inc.	700	7,644
#Consolidated Communications Holdings, Inc.	600	10,278

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Crown Castle International Corp.	2,500	$92,350
#Frontier Communications Corp.	7,800	59,358
*General Communications, Inc. Class A	1,400	8,302
*Global Crossing, Ltd.	1,400	19,558
HickoryTech Corp.	380	3,230
*IDT Corp. Class B	400	1,780
Iowa Telecommunications Services, Inc.	900	14,724
#*Leap Wireless International, Inc.	1,800	23,742
*MetroPCS Communications, Inc.	3,100	17,453
#*Neutral Tandem, Inc.	500	7,730
*NII Holdings, Inc.	1,200	39,288
NTELOS Holdings Corp.	600	9,750
*PAETEC Holding Corp.	3,400	10,778
*Premiere Global Services, Inc.	1,800	14,544
Qwest Communications International, Inc.	13,500	56,835
*SBA Communications Corp.	1,300	43,017
Shenandoah Telecommunications Co.	500	8,600
#*Sprint Nextel Corp.	31,250	102,500
*SureWest Communications	300	2,685
*Syniverse Holdings, Inc.	1,800	30,258
#Telephone & Data Systems, Inc.	800	25,240
Telephone & Data Systems, Inc. Special Shares	900	25,578
*tw telecom, inc.	3,200	49,312
*United States Cellular Corp.	1,000	36,570
*USA Mobility, Inc.	700	7,273
Verizon Communications, Inc.	8,750	257,425
#Windstream Corp.	3,290	33,920

Total Telecommunication Services		2,789,693

Utilities — (3.2%)
*AES Corp.	5,000	63,150
AGL Resources, Inc.	1,600	56,464
Allegheny Energy, Inc.	700	14,665
#ALLETE, Inc.	800	25,040
#Alliant Energy Corp.	1,000	31,200
#Ameren Corp.	1,050	26,828
American Electric Power Co., Inc.	2,200	76,230
#American States Water Co.	400	13,288
*American Water Works Co., Inc.	800	17,440
Aqua America, Inc.	2,150	35,669
Artesian Resources Corp.	200	3,530
Atmos Energy Corp.	2,000	55,240
#Avista Corp.	1,400	28,532
#Black Hills Corp.	800	20,784
*Cadiz, Inc.	200	2,386
#California Water Service Group	200	7,264
*Calpine Corp.	11,500	125,925
CenterPoint Energy, Inc.	3,650	50,918
Central Vermont Public Service Corp.	300	5,892
#CH Energy Group, Inc.	100	3,955
Chesapeake Utilities Corp.	181	5,365
#Cleco Corp.	1,400	36,288
#CMS Energy Corp.	2,700	40,959
Connecticut Water Services, Inc.	200	4,448
Consolidated Edison, Inc.	2,100	91,854
Constellation Energy Group, Inc.	1,700	54,876
Dominion Resources, Inc.	1,400	52,444
DPL, Inc.	1,800	48,312
DTE Energy Co.	1,500	63,060
Edison International, Inc.	1,700	56,644
*El Paso Electric Co.	900	17,325

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Empire District Electric Co.	800	$14,728
Energen Corp.	700	30,765
Entergy Corp.	1,000	76,310
EQT Corp.	1,300	57,226
Exelon Corp.	2,800	127,736
FirstEnergy Corp.	1,600	69,792
FPL Group, Inc.	3,600	175,536
Great Plains Energy, Inc.	2,500	44,650
#Hawaiian Electric Industries, Inc.	1,200	23,736
IDACORP, Inc.	1,400	43,890
Integrys Energy Group, Inc.	600	25,110
#ITC Holdings Corp.	1,000	53,720
Laclede Group, Inc.	500	16,130
MDU Resources Group, Inc.	1,800	39,636
#MGE Energy, Inc.	700	23,401
Middlesex Water Co.	200	3,450
#New Jersey Resources Corp.	1,100	40,139
#Nicor, Inc.	1,100	44,572
NiSource, Inc.	2,600	37,050
Northeast Utilities, Inc.	2,100	53,172
Northwest Natural Gas Co.	600	26,022
*NRG Energy, Inc.	3,700	89,207
NSTAR	1,600	54,944
NV Energy, Inc.	4,400	50,688
OGE Energy Corp.	1,400	50,708
#Oneok, Inc.	900	37,971
#Ormat Technologies, Inc.	1,400	48,188
Pennichuck Corp.	100	1,997
Pepco Holdings, Inc.	1,600	26,272
PG&E Corp.	2,200	92,928
Piedmont Natural Gas Co.	1,400	35,938
Pinnacle West Capital Corp.	1,300	46,566
PNM Resources, Inc.	2,100	24,423
Portland General Electric Co.	2,400	46,800
#Progress Energy, Inc.	1,000	38,970
Public Service Enterprise Group, Inc.	4,800	146,832
Questar Corp.	4,700	194,956
*RRI Energy, Inc.	8,600	42,570
Sempra Energy	1,400	71,050
*SJW Corp.	500	10,965
South Jersey Industries, Inc.	600	22,998
#Southern Co.	3,500	112,000
Southwest Gas Corp.	900	24,903
Southwest Water Co.	300	1,818
#TECO Energy, Inc.	3,300	51,381
UGI Corp.	900	22,059
UIL Holdings Corp.	400	10,868
#Unisource Energy Corp.	1,000	30,740
#Unitil Corp.	200	4,354
Westar Energy, Inc.	800	17,064
WGL Holdings, Inc.	1,500	47,595
Wisconsin Energy Corp.	1,000	48,940
#Xcel Energy, Inc.	1,000	20,780
York Water Co.	300	3,984

Total Utilities		3,694,203

TOTAL COMMON STOCKS		95,478,549

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	663,361	$663,361

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.8%)
§@DFA Short Term Investment Fund LP	19,384,355	$19,384,355
@Repurchase Agreement, Deutsche Bank 0.12%, 02/01/10 (Collateralized by $79,016 FNMA 7.000%, 10/01/38, valued at $59,100) to be repurchased at $57,380	$57	57,379

TOTAL SECURITIES LENDING COLLATERAL		19,441,734

TOTAL INVESTMENTS — (100.0%) (Cost $113,629,903)##		$115,583,644

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,059,128	$750	—	$12,059,878
Consumer Staples	8,331,853	—	—	8,331,853
Energy	9,520,691	—	—	9,520,691
Financials	15,919,942	—	—	15,919,942
Health Care	11,090,182	297	—	11,090,479
Industrials	12,118,333	—	—	12,118,333
Information Technology	15,137,813	—	—	15,137,813
Materials	4,815,664	—	—	4,815,664
Telecommunication Services	2,789,693	—	—	2,789,693
Utilities	3,694,203	—	—	3,694,203
Temporary Cash Investments	663,361	—	—	663,361
Securities Lending Collateral	—	19,441,734	—	19,441,734

TOTAL	$96,140,863	$19,442,781	—	$115,583,644

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.8%)
AUSTRALIA — (6.0%)
Adelaide Brighton, Ltd.	6,885	$14,967
AGL Energy, Ltd.	3,834	46,881
Alesco Corp., Ltd.	1,171	4,460
Amcor, Ltd.	23,143	120,664
#AMP, Ltd.	7,018	38,617
Ansell, Ltd.	1,106	10,033
APA Group, Ltd.	3,669	10,334
*Aquila Resources, Ltd.	778	5,820
*Arrow Energy, Ltd.	5,580	19,293
*Asciano Group, Ltd.	44,796	67,167
ASX, Ltd.	332	9,983
*Austar United Communications, Ltd.	12,000	13,503
Australia & New Zealand Banking Group, Ltd.	9,752	186,625
Australian Infrastructure Fund	2,676	4,290
Australian Pharmaceutical Industries, Ltd.	40,511	23,022
*Australian Worldwide Exploration, Ltd.	5,136	11,824
*AWB, Ltd.	10,783	10,075
Bank of Queensland, Ltd.	6,249	60,382
Beach Petroleum, Ltd.	14,092	10,341
Bendigo Bank, Ltd.	3,487	30,212
BHP Billiton, Ltd. Sponsored ADR	6,500	450,905
BlueScope Steel, Ltd.	28,774	66,309
*Boart Longyear Group, Ltd.	12,727	3,708
Boral, Ltd.	16,993	79,247
Bradken, Ltd.	1,159	6,127
Brambles, Ltd.	6,693	38,498
Brickworks, Ltd.	3,268	35,369
#Cabcharge Australia, Ltd.	4,103	20,554
*Caltex Australia, Ltd.	834	6,591
Campbell Brothers, Ltd.	539	13,608
*Cape Lambert Iron Ore, Ltd.	50,049	22,714
#*Centamin Egypt, Ltd.	8,932	15,200
Centennial Coal Co., Ltd.	4,405	14,143
Challenger Financial Services Group, Ltd.	8,000	28,649
#*Coal of Africa, Ltd.	2,428	4,541
Coca-Cola Amatil, Ltd.	2,860	27,632
Cochlear, Ltd.	632	34,791
Commonwealth Bank of Australia	2,691	126,174
Computershare, Ltd.	1,340	13,720
ConnectEast Group, Ltd.	42,923	15,807
*Cooper Energy, Ltd.	14,556	6,078
#Crane Group, Ltd.	682	5,299
Crown, Ltd.	5,061	34,561
CSR, Ltd.	18,292	29,318
#David Jones, Ltd.	17,592	73,586
Downer EDI, Ltd.	8,836	64,565
DUET Group, Ltd.	9,081	14,464
Emeco Holdings, Ltd.	35,776	21,713
*Extract Resources, Ltd.	4,606	32,101
FKP Property Group, Ltd.	38,528	23,736
#Flight Centre, Ltd.	572	10,001
*Fortescue Metals Group, Ltd.	2,335	9,349
Foster’s Group, Ltd.	12,095	57,039
Goodman Fielder, Ltd.	40,900	56,283
#Graincorp, Ltd. Series A	7,936	40,144
Gunns, Ltd.	26,718	20,708
#GWA International, Ltd.	8,700	23,121
Hastie Group, Ltd.	17,874	29,017

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Healthscope, Ltd.	9,276	$38,286
Hills Industries, Ltd.	2,600	4,474
*Iluka Resources, Ltd.	2,389	6,930
Incitec Pivot, Ltd.	18,319	54,043
*Infigen Energy, Ltd.	28,218	33,093
Insurance Australia Group, Ltd.	14,994	50,221
Ioof Holdings, Ltd.	6,065	30,771
iSOFT Group, Ltd.	30,000	17,996
JB Hi-Fi, Ltd.	845	15,012
*Kagara, Ltd.	4,074	3,283
*Karoon Gas Australia, Ltd.	2,678	16,914
#Leighton Holdings, Ltd.	408	13,710
Lend Lease Group	10,168	83,908
Lihir Gold, Ltd.	14,904	36,256
Macarthur Coal, Ltd.	1,093	9,066
#Macquarie Group, Ltd.	2,881	126,791
MAP Group, Ltd.	22,151	54,182
Metcash, Ltd.	14,734	55,252
*Minara Resources, Ltd.	1,630	984
#*Mirabela Nickel, Ltd.	10,780	19,257
Monadelphous Group, Ltd.	2,341	26,427
*Mount Gibson Iron, Ltd.	5,247	6,431
*Murchison Metals, Ltd.	3,368	6,520
National Australia Bank, Ltd.	6,296	146,292
Navitas, Ltd.	8,561	33,908
*Neptune Marine Services, Ltd.	46,298	17,043
New Hope Corp., Ltd.	4,695	18,449
Newcrest Mining, Ltd.	1,336	37,067
NIB Holdings, Ltd.	20,748	23,456
#Nufarm, Ltd.	4,096	36,804
Oil Search, Ltd.	10,501	48,588
OneSteel, Ltd.	21,138	57,497
Orica, Ltd.	1,823	38,801
Origin Energy, Ltd.	5,303	74,847
*OZ Minerals, Ltd.	6,923	6,446
*Pacific Brands, Ltd.	11,725	11,328
*PanAust, Ltd.	13,720	5,655
Panoramic Resources, Ltd.	2,242	3,611
*Paperlinx, Ltd.	54,966	30,145
Perpetual Trustees Australia, Ltd.	226	6,954
Platinum Asset Mangement, Ltd.	7,171	34,740
Premier Investments, Ltd.	4,922	34,884
*Primary Health Care, Ltd.	6,755	32,849
Qantas Airways, Ltd.	7,636	19,147
QBE Insurance Group, Ltd.	1,882	37,954
#*Ramsay Health Care, Ltd.	3,891	39,352
#Rio Tinto, Ltd.	3,678	219,915
*Riversdale Mining, Ltd.	1,288	8,421
Santos, Ltd.	1,908	22,085
#Seek, Ltd.	7,288	41,491
Seven Network, Ltd.	1,067	6,301
Sigma Pharmaceuticals, Ltd.	12,951	10,662
*Silex System, Ltd.	1,574	8,162
Sims Metal Management, Ltd.	2,315	43,474
Sonic Healthcare, Ltd.	4,890	61,057
SP Ausnet, Ltd.	52,404	41,408
Spark Infrastructure Group, Ltd.	21,748	25,416
Spotless Group, Ltd.	14,263	33,905
*St. Barbara, Ltd.	90,317	19,817
Straits Resources, Ltd.	4,268	5,327
Tassal Group, Ltd.	9,649	15,551

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Telstra Corp., Ltd.	18,156	$53,561
*Ten Network Holdings, Ltd.	5,327	7,179
Toll Holdings, Ltd.	3,336	25,202
*Tower Australia Group, Ltd.	3,754	8,196
Transfield Services, Ltd.	13,204	41,559
Transurban Group, Ltd.	2,048	9,445
UGL, Ltd.	1,415	16,169
*Virgin Blue Holdings, Ltd.	23,199	11,838
Washington H. Soul Pattinson & Co., Ltd.	4,788	57,748
Wesfarmers, Ltd.	7,651	185,604
#West Australian Newspapers Holdings, Ltd.	1,209	7,794
Westpac Banking Corp.	3,348	70,255
#Westpac Banking Corp. Sponsored ADR	2,200	230,516
Woodside Petroleum, Ltd.	1,821	67,891
Woolworths, Ltd.	4,294	98,002

TOTAL AUSTRALIA		5,233,438

AUSTRIA — (0.4%)
Andritz AG	195	10,891
*BWIN Interactive Entertainment AG	192	11,661
Erste Group Bank AG	663	25,028
#EVN AG	325	5,690
*Intercell AG	265	8,785
Mayr-Melnhof Karton AG	100	9,418
Oesterreichischen Elektrizitaetswirtschafts AG	256	10,658
#Oesterreichischen Post AG	700	18,954
OMV AG	1,381	54,393
Schoeller-Bleckmann Oilfield Equipment AG	196	10,254
Strabag SE	1,331	36,088
Telekom Austria AG	1,834	25,298
Uniqa Versicherungen AG	420	6,777
Vienna Insurance Group AG	289	13,846
Voestalpine AG	845	29,585
*Wienerberger AG	1,936	36,206
*Zumtobel AG	366	7,830

TOTAL AUSTRIA		321,362

BELGIUM — (0.9%)
Ackermans & van Haaren NV	653	44,906
*Agfa-Gevaert NV	5,451	39,396
Anheuser-Busch InBev NV	1,681	83,885
Banque Nationale de Belgique SA	8	38,709
Bekaert SA	20	2,911
#Belgacom SA	833	30,316
#Colruyt SA	39	9,498
Compagnie d’Entreprises CFE	624	30,100
#*Dexia SA	5,466	33,794
*D’Ieteren SA	30	12,886
#Elia System Operator SA NV	717	27,179
Euronav SA	274	5,995
EVS Broadcast Equipment SA	396	25,499
*Galapagos NV	2,035	29,652
*KBC Groep NV	2,524	108,661
Kinepolis Group NV	285	12,557
Mobistar SA	202	12,708
#*Nyrstar NV	5,350	74,149
Omega Pharma SA	168	8,117
Solvay SA	451	44,698
*Telenet Group Holding NV	466	13,407
Tessenderlo Chemie NV	1,240	39,432
*ThromboGenics NV	1,084	23,938

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Umicore SA	1,744	$53,751

TOTAL BELGIUM		806,144

CANADA — (6.0%)
*Advantage Oil & Gas, Ltd.	4,130	26,265
AGF Management, Ltd. Class B	854	12,835
Agrium, Inc.	600	33,747
*Alamos Gold, Inc.	2,800	29,853
*Altius Minerals Corp.	3,500	25,205
*Antrim Energy, Inc.	24,000	28,057
#Astral Media, Inc. Class A	500	15,857
*Atrium Innovations, Inc.	1,900	28,520
*ATS Automation Tooling System, Inc.	3,050	20,794
*Ballard Power Systems, Inc.	10,800	23,837
#Bank of Montreal	1,500	72,948
Bank of Nova Scotia	1,600	67,083
Barrick Gold Corp.	2,800	97,205
BCE, Inc.	2,677	68,775
Biovail Corp.	800	11,672
*Birchcliff Energy, Ltd.	1,100	9,362
Bombardier, Inc. Class B	9,300	43,836
CAE, Inc.	908	7,244
Cameco Corp.	900	24,325
Canada Bread Co., Ltd.	200	10,102
Canadian Imperial Bank of Commerce	913	54,562
Canadian National Resources, Ltd.	2,300	146,809
Canadian Pacific Railway, Ltd.	800	37,769
Canadian Western Bank	500	9,614
*Canfor Corp.	1,300	8,875
CCL Industries, Inc. Class B	400	9,394
*Celestica, Inc.	1,800	17,575
*Celtic Exploration, Ltd.	600	11,240
Cenovus Energy, Inc.	3,556	82,178
*CGI Group, Inc.	4,800	63,252
#CI Financial Corp.	2,000	40,832
Cogeco Cable, Inc.	300	11,155
*Compton Petroleum Corp.	900	800
*Connacher Oil & Gas, Ltd.	3,200	3,591
#*Consolidated Thompson Iron Mines, Ltd.	5,500	36,984
Corus Entertainment, Inc. Class B	700	12,177
#Crescent Point Energy Corp.	481	17,027
*Crew Energy, Inc.	2,300	28,437
#*Denison Mines Corp.	1,700	2,258
Dorel Industries, Inc. Class B	400	11,417
*Eastern Platinum, Ltd.	4,100	4,525
*Eldorado Gold Corp.	1,283	15,402
Emera, Inc.	500	10,816
Empire Co., Ltd. Class A	300	13,434
Enbridge, Inc.	1,628	70,662
EnCana Corp.	3,556	108,750
Ensign Energy Services, Inc.	3,200	44,951
*Equinox Minerals, Ltd.	17,303	56,153
Equitable Group, Inc.	1,300	25,094
*Euro Goldfields, Ltd.	1,700	8,633
*Fairborne Energy, Ltd.	900	4,124
Finning International, Inc.	2,600	42,188
First Quantum Minerals, Ltd.	600	43,516
*FNX Mining Co., Inc.	600	6,767
Franco-Nevada Corp.	1,200	30,347
*Fronteer Development Group, Inc.	1,300	5,179
*Galleon Energy, Inc. Class A	1,400	7,044

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Gerdau Ameristeel Corp.	1,400	$10,488
#*Golden Star Resources, Ltd.	2,800	7,673
*Grande Cache Coal Corp.	6,500	31,733
*Great Canadian Gaming Corp.	4,400	31,192
Groupe Aeroplan, Inc.	2,600	27,015
*Hanfeng Evergreen, Inc.	2,300	15,401
Home Capital Group, Inc.	300	10,970
*HudBay Minerals, Inc.	6,400	72,365
Husky Energy, Inc.	1,200	29,853
IAMGOLD Corp.	8,900	117,279
IESI-BFC, Ltd.	2,338	36,888
Industrial Alliance Insurance & Financial Services, Inc.	1,000	29,984
Inmet Mining Corp.	1,200	60,772
*International Forest Products, Ltd. Series A	3,400	14,055
*Intertape Polymer Group, Inc.	1,600	5,267
Jean Coutu Group (PJC), Inc. Class A (The)	1,000	9,016
Kingsway Financial Services, Inc.	800	1,257
Kinross Gold Corp.	349	5,650
Laurentian Bank of Canada	300	10,670
Linamar Corp.	1,800	22,827
Loblaw Cos., Ltd.	600	19,690
*Lundin Mining Corp.	2,100	8,229
*MacDonald Dettweiler & Associates, Ltd.	1,700	61,927
Manitoba Telecom Services, Inc.	300	9,497
Maple Leaf Foods, Inc.	300	3,128
*MDS, Inc.	800	5,918
Methanex Corp.	1,000	22,352
Metro, Inc. Class A	1,400	51,155
*Migao Corp.	3,700	24,430
#*Minera Andes, Inc.	31,500	21,211
Mullen Group, Ltd.	2,000	29,928
#National Bank of Canada	500	26,425
*Nexen, Inc.	4,327	94,735
*Northgate Minerals Corp.	11,300	28,534
*Nuvista Energy, Ltd.	2,200	25,842
*Open Text Corp.	400	15,761
#*OPTI Canada, Inc.	1,800	3,249
*Osisko Mining Corp.	5,600	41,061
*Pacific Rubiales Energy Corp.	1,925	25,709
*Paramount Resources, Ltd. Class A	2,100	29,951
Pason Systems, Inc.	700	7,529
#PetroBakken Energy, Ltd.	1,261	34,974
#*Petrobank Energy & Resources, Ltd.	1,400	69,172
#Potash Corp. of Saskatchewan, Inc.	700	69,342
Progress Energy Resources Corp.	3,300	42,621
*Quadra Mining, Ltd.	2,400	32,120
Quebecor, Inc. Class B	400	10,725
*Quest Capital Corp.	22,000	25,719
Reitmans Canada, Ltd.	700	10,566
*Research In Motion, Ltd.	100	6,310
#Ritchie Brothers Auctioneers, Inc.	600	12,614
*RONA, Inc.	800	11,679
Royal Bank of Canada	4,927	240,901
#Russel Metals, Inc.	2,600	42,067
Savanna Energy Services Corp.	700	4,452
Shaw Communictions, Inc. Class B	600	11,167
ShawCor, Ltd.	400	10,572
Sherritt International Corp.	2,300	13,207
#*Shore Gold, Inc.	2,500	2,058
*Silver Standard Resources, Inc.	300	5,210
*Silver Wheaton Corp.	1,400	19,313

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Silvercorp Metals, Inc.	1,200	$6,341
*Sino-Forest Corp.	4,400	76,416
#*Sprott Resource Corp.	7,300	29,903
*Stantec, Inc.	400	10,071
Sun Life Financial, Inc.	2,900	84,701
Suncor Energy, Inc.	8,075	254,956
#Superior Plus Corp.	2,600	32,681
*SXC Health Solutions Corp.	500	23,479
Talisman Energy, Inc.	12,900	213,422
*Teck Resources, Ltd. Class B	4,600	150,616
Telus Corp.	300	9,295
#*Thompson Creek Metals Co., Inc.	4,800	55,845
Thomson Reuters Corp.	2,676	89,371
Tim Hortons, Inc.	1,300	37,410
*Timminco, Ltd.	600	657
Toromont Industries, Ltd.	400	10,187
Toronto Dominion Bank	4,200	247,463
#Torstar Corp. Class B	1,400	8,498
TransAlta Corp.	3,200	66,619
Transcontinental, Inc. Class A	2,900	33,875
*Transglobe Energy Corp.	3,900	13,860
Trican Well Service, Ltd.	800	10,340
Trinidad Drilling, Ltd.	4,200	27,496
*Uranium One, Inc.	4,000	12,383
#*UTS Energy Corp.	13,660	31,044
*Viterra, Inc.	9,155	81,597
West Fraser Timber Co., Ltd.	300	9,186

TOTAL CANADA		5,170,170

DENMARK — (0.6%)
Alk-Abello A.S.	90	6,882
Coloplast A.S.	150	16,268
D/S Norden A.S.	884	38,630
Danisco A.S.	857	59,708
*Danske Bank A.S.	2,885	68,528
*DSV A.S.	700	12,420
#*Genmab A.S.	400	7,228
*GN Store Nord A.S.	7,896	48,126
#*Greentech Energy Systems A.S.	600	2,336
Jeudan A.S.	90	7,772
*Jyske Bank A.S.	376	13,918
*NKT Holding A.S.	250	14,540
Novo-Nordisk A.S. Series B	100	6,766
Novo-Nordisk A.S. Sponsored ADR	1,600	107,888
Novozymes A.S. Series B	436	44,647
Rockwool International A.S.	90	10,306
SimCorp A.S.	50	8,912
*Spar Nord Bank A.S.	600	6,835
*Sydbank A.S.	620	15,989
Torm A.S. ADR	400	4,396
Trygvesta A.S.	149	9,080
*Vestas Wind Systems A.S.	315	16,569

TOTAL DENMARK		527,744

FINLAND — (1.4%)
Ahlstrom Oyj	715	9,534
Alma Media Oyj	1,118	11,440
Atria P.L.C.	677	10,576
#Cargotec Oyj Series B	286	8,113
#*Finnair Oyj	1,214	6,430
Fiskars Oyj Abp Series A	175	2,882

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Fortum Oyj	3,290	$83,489
Huhtamaki Oyj	1,714	22,977
KCI Konecranes Oyj	433	12,707
Kemira Oyj	1,394	21,669
Kesko Oyj	1,170	37,629
Kone Oyj Series B	766	30,852
Lassila & Tikanoja Oyj	682	14,847
#Metso Corp. Oyj	3,140	105,383
Neste Oil Oyj	3,500	57,260
Nokia Oyj	1,588	21,791
Nokia Oyj Sponsored ADR	13,629	186,581
Nokian Renkaat Oyj	253	6,117
Orion Oyj Series A	463	10,148
Orion Oyj Series B	482	10,544
Outokumpu Oyj Series A	824	14,872
Outotec Oyj	108	3,623
Pohjola Bank P.L.C.	1,079	11,056
Poyry Oyj	706	11,121
#*Ramirent Oyj	548	5,465
Rautaruukki Oyj Series K	1,100	22,518
Ruukki Group Oyj	1,697	4,880
Sampo Oyj	5,291	127,810
Sanoma Oyj	1,130	25,014
Stockmann Oyj Abp Series B	275	8,308
Stora Enso Oyj Series R	10,857	66,667
Tieto Oyj	806	17,940
UPM-Kymmene Oyj	8,399	92,114
#Wartsila Corp. Oyj Series B	2,136	100,536
Yit Oyj	373	8,269

TOTAL FINLAND		1,191,162

FRANCE — (7.4%)
Accor SA	1,270	64,072
#Aeroports de Paris SA	558	43,481
*Air France-KLM SA	2,858	46,571
Air Liquide SA	1,045	110,836
#*Alcatel-Lucent SA	28,475	95,909
Alstom SA	687	45,871
#*Altran Technologies SA	1,385	8,213
April Group SA	128	3,922
Arkema SA	452	17,254
#*Atos Origin SA	1,623	75,482
AXA SA Sponsored ADR	5,800	119,422
Beneteau SA	1,571	28,147
bioMerieux SA	95	10,444
BNP Paribas SA	3,877	276,961
*Bongrain SA	97	7,452
#Bourbon SA	1,065	41,344
Bouygues SA	1,944	95,705
Bureau Veritas SA	617	29,727
Capgemini SA	1,725	76,597
Carbone Lorraine SA	178	6,093
Carrefour SA	2,782	135,732
Cie Generale D’Optique Essilor Intenational SA	1,550	90,167
Ciments Francais SA	106	10,380
CNP Assurances SA	345	30,540
Compagnie de Saint-Gobain SA	3,361	160,557
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	2,800	68,236
Compagnie Generale des Establissements Michelin SA Series B	1,303	100,902
Credit Agricole SA	8,423	132,038
Danone SA	1,553	88,805

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Dassault Systemes SA ADR	500	$28,925
Derichebourg SA	1,159	5,179
EDF Energies Nouvelles SA	145	7,245
*Eiffage SA	375	19,563
Electricite de France SA	673	36,176
Eramet SA	14	4,215
*Esso S.A.F.	72	9,535
#Establissements Maurel et Prom SA	579	9,759
Euler Hermes SA	231	18,706
*Euro Disney SCA	79	534
#European Aeronautic Defence & Space Co.	2,625	51,304
Eutelsat Communications SA	1,645	53,095
*Faiveley SA	99	7,938
#Fimalac SA	138	7,329
France Telecom SA Sponsored ADR	5,900	136,054
GDF Suez SA	3,656	138,238
#*Gemalto NV	1,658	65,821
GL Events SA	729	15,630
*Groupe Eurotunnel SA	2,120	20,438
#Groupe Steria SCA	808	23,568
Guyenne et Gascogne SA	72	6,296
Havas SA	8,511	37,192
#Iliad SA	292	32,364
Imerys SA	712	39,376
Ingenico SA	988	23,385
Ipsen SA	668	35,919
Ipsos SA	347	10,897
#*JC Decaux SA	773	19,874
Lafarge SA	1,801	133,227
Lagardere SCA	2,391	92,646
#Legrand SA	2,260	65,212
L’Oreal SA	1,496	157,738
LVMH Moet Hennessy Louis Vuitton SA	773	84,222
M6 Metropole Television SA	468	12,429
#*Manitou BF SA	331	4,588
*Natixis SA	19,483	89,833
#Neopost SA	99	7,878
#Nexans SA	676	54,050
*Nexity SA	965	35,094
*NRJ Group SA	2,272	19,944
#Orpea SA	167	7,226
PagesJaunes SA	2,821	30,436
#Pernod-Ricard SA	1,484	119,378
#*Peugeot SA	3,314	107,579
Pierre & Vacances SA	107	7,542
PPR SA	910	110,971
#Publicis Groupe SA	518	21,310
Rallye SA	68	2,394
#Remy Cointreau SA	170	8,521
*Renault SA	925	43,423
*Rexel SA	4,160	58,689
*Rhodia SA	1,888	33,514
#Rubis SA	116	9,623
Safran SA	2,541	49,626
Saft Groupe SA	252	10,806
SAMSE SA	4	325
Sanofi - Aventis SA ADR	4,280	157,547
Schneider Electric SA	2,381	245,635
SCOR SE	3,042	70,478
SEB SA	180	11,688
Sechilienne SA	158	5,344

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Sequana SA	959	$10,548
SES SA	2,870	62,952
Societe BIC SA	594	42,243
Societe Generale Paris SA	3,864	223,560
Societe Television Francaise 1 SA	2,666	45,972
#Sodexo SA	186	10,188
Sopra Group SA	175	12,940
Sperian Protection SA	50	3,361
Stef-TFE SA	27	1,605
STMicroelectronics NV	7,387	60,494
STMicroelectronics NV ADR	4,375	35,612
#Suez Environnement SA	1,367	30,987
Technip SA	1,581	108,079
Teleperformance SA	1,201	39,201
Thales SA	871	39,474
#*Theolia SA	382	1,729
Total SA	1,709	98,769
Total SA Sponsored ADR	5,325	306,667
*Trigano SA	617	13,110
#*UbiSoft Entertainment SA	1,168	15,936
#*Valeo SA	289	9,493
#Vallourec SA	693	119,199
Veolia Environnement SA	985	32,341
Vinci SA	2,585	138,057
Vivendi SA	8,670	225,408
Zodiac Aerospace SA	203	8,535

TOTAL FRANCE		6,450,791

GERMANY — (5.1%)
*Aareal Bank AG	322	5,742
#Adidas-Salomon AG	789	40,215
#*Air Berlin P.L.C.	3,958	22,920
Aixtron AG	817	24,477
Allianz SE	1,837	203,353
Allianz SE Sponsored ADR	10,000	109,400
*Asian Bamboo AG	72	2,698
Aurubis AG	920	37,238
BASF SE	2,320	131,328
Bauer AG	98	4,421
Bayer AG	583	39,900
Bayerische Motoren Werke AG	3,701	158,165
Bechtle AG	976	25,435
Beiersdorf AG	297	17,391
Biotest AG	111	6,177
Celesio AG	648	18,851
*Cewe Color Holding AG	374	11,833
Comdirect Bank AG	1,249	11,752
#*Commerzbank AG	6,601	51,141
Daimler AG (5529027)	2,654	122,097
Daimler AG (D1668R123)	700	32,067
Demag Cranes AG	197	6,239
#Deutsche Bank AG (5750355)	2,420	147,623
*Deutsche Bank AG (D18190898)	810	49,386
Deutsche Boerse AG	448	29,457
Deutsche Lufthansa AG	2,403	38,539
Deutsche Post AG	3,149	54,888
#*Deutsche Postbank AG	1,524	46,137
Deutsche Telekom AG	12,457	162,118
Deutsche Telekom AG Sponsored ADR	6,800	87,516
*Deutz AG	6,556	30,644
Douglas Holding AG	193	8,568

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Drillisch AG	619	$3,981
E.ON AG	5,865	215,678
Fielmann AG	130	10,323
Fraport AG	1,100	55,884
*Freenet AG	2,455	31,002
Fresenius SE(4352097)	503	30,832
#Fresenius SE(4568946)	412	28,054
GEA Group AG	2,838	58,083
Generali Deutschland Holding AG	563	58,079
Gerresheimer AG	299	9,776
GFK SE	415	15,210
Gildemeister AG	720	10,647
*Hamburger Hafen und Logistik AG	806	29,897
#*Hannover Rueckversicherung AG	1,298	59,876
#*Heidelberger Druckmaschinen AG	399	2,849
Heidelberger Zement AG	207	12,124
Henkel AG & Co. KGaA	473	20,661
Hochtief AG	1,112	82,940
#*Infineon Technologies AG	3,620	20,006
*Infineon Technologies AG ADR	8,952	48,788
*IVG Immobilien AG	1,220	9,249
*Jenoptik AG	3,400	20,977
#K&S AG	952	53,514
*Kloeckner & Co. SE	1,463	34,674
Kontron AG	2,751	30,300
#Krones AG	127	6,132
*Kuka AG	336	5,366
KWS Saat AG	54	9,248
Lanxess AG	920	34,862
Leoni AG	1,292	29,007
Linde AG	381	41,829
MAN SE	1,113	74,526
#Medion AG	557	5,780
Metro AG	610	33,502
MTU Aero Engines Holding AG	936	48,585
Munchener Rueckversicherungs-Gesellschaft AG	988	147,953
MVV Energie AG	114	4,907
#*Nordex AG	320	4,313
Pfeiffer Vacuum Technology AG	214	17,701
*Pfleiderer AG	423	3,740
*PNE Wind AG	4,023	11,724
Porsche Automobil Holding SE	1,219	69,031
Praktiker Bau-und Heimwerkermaerkte Holding AG	1,393	11,671
Puma AG Rudolf Dassler Sport	53	15,713
#*Q-Cells SE	1,266	17,292
*QSC AG	4,921	10,759
Rheinmetall AG	288	18,252
Rhoen-Klinikum AG	700	17,140
RWE AG	1,563	138,756
SAP AG	717	32,676
SAP AG Sponsored ADR	2,060	93,359
#*SGL Carbon SE	886	25,052
#*Siemens AG	434	38,621
#Siemens AG Sponsored ADR	3,800	338,618
*Singulus Technologies AG	5,732	32,336
Sixt AG	763	24,851
*Sky Deutschland AG	1,980	5,312
Software AG	147	16,718
#Solarworld AG	599	10,143
Stada Arzneimittel AG	888	29,128
Suedzucker AG	979	22,728

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Symrise AG	851	$18,886
#ThyssenKrupp AG	1,363	43,316
Tognum AG	1,706	29,716
#*TUI AG	4,115	37,843
*United Internet AG	2,950	43,405
#Vossloh AG	35	3,580
*VTG AG	1,395	20,728
#Wacker Chemie AG	130	17,052
#Wincor Nixdorf AG	165	11,167
Wirecard AG	1,798	22,830

TOTAL GERMANY		4,386,974

GREECE — (0.5%)
*Agricultural Bank of Greece S.A.	2,272	5,298
Alapis Holdings Industrial & Commercial S.A.	4,899	3,149
*Alpha Bank A.E.	2,343	22,489
Bank of Greece S.A.	135	8,168
Coca-Cola Hellenic Bottling Co. S.A.	2,274	52,119
Coca-Cola Hellenic Bottling Co. S.A. ADR	500	11,580
*EFG Eurobank Ergasias S.A.	4,480	38,166
EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	8,194
Fourlis Holdings S.A.	184	2,240
Hellenic Exchanges S.A.	754	8,026
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	9,632
Marfin Investment Group S.A.	13,676	37,764
Motor Oil (Hellas) Corinth Refineries S.A.	833	11,522
Mytilineos Holdings S.A.	4,059	24,588
*National Bank of Greece S.A.	4,511	98,606
National Bank of Greece S.A. ADR	4,590	20,471
*Piraeus Bank S.A.	2,328	19,666
*Sidenor Steel Products Manufacturing Co. S.A.	614	3,030
Titan Cement Co. S.A.	1,093	30,993
*TT Hellenic Postbank S.A.	1,384	8,205

TOTAL GREECE		423,906

HONG KONG — (1.2%)
*Allied Properties, Ltd.	48,000	8,377
*Associated International Hotels, Ltd.	4,000	8,667
BOC Hong Kong (Holdings), Ltd.	5,500	11,417
C C Land Holdings, Ltd.	20,000	7,263
Cafe de Coral Holdings, Ltd.	14,000	30,673
*Cathay Pacific Airways, Ltd.	19,000	31,178
Cheung Kong Holdings, Ltd.	3,000	35,300
*Dah Sing Financial Holdings, Ltd.	1,600	7,692
First Pacific Co., Ltd.	16,800	9,351
*Foxconn International Holdings, Ltd.	48,000	50,092
Great Eagle Holdings, Ltd.	4,168	10,310
Hang Lung Group, Ltd.	6,000	26,894
Hang Lung Properties, Ltd.	10,000	34,517
Henderson Land Development Co., Ltd.	4,000	25,404
Hong Kong & Shanghai Hotels, Ltd.	6,500	9,150
Hong Kong Electric Holdings, Ltd.	5,000	27,988
Hutchison Whampoa, Ltd.	11,000	74,752
Industrial & Commercial Bank of China (Asia), Ltd.	20,346	39,578
Kerry Properties, Ltd.	4,500	20,020
Kowloon Development Co., Ltd.	7,000	7,482
Li & Fung, Ltd.	4,000	18,230
Lifestyle International Holdings, Ltd.	4,500	7,443
*Melco International Development, Ltd.	8,000	3,218
*Mongolia Energy Corp., Ltd.	21,000	10,269
MTR Corp., Ltd.	10,000	32,349

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
New World Development Co., Ltd.	20,986	$34,356
NWS Holdings, Ltd.	10,790	17,601
Pacific Basin Shipping, Ltd.	21,000	15,461
Shangri-La Asia, Ltd.	22,000	38,201
Shun Tak Holdings, Ltd.	8,000	4,621
Sino Land Co., Ltd.	32,022	53,089
Sinotrans Shipping, Ltd.	56,500	26,325
*Star Cruises, Ltd.	96,000	21,897
Sun Hung Kai Properties, Ltd.	9,000	116,222
Television Broadcasts, Ltd.	2,000	9,333
Transport International Holdings, Ltd.	2,800	8,030
Vtech Holdings, Ltd.	5,000	49,154
Wharf Holdings, Ltd.	20,000	99,596
Wheelock & Co., Ltd.	6,000	15,707
Wheelock Properties, Ltd.	15,000	9,419

TOTAL HONG KONG		1,066,626

IRELAND — (0.3%)
*Allied Irish Banks P.L.C.	2,797	4,923
*Allied Irish Banks P.L.C. Sponsored ADR	2,100	7,308
*Anglo Irish Bank Corp. P.L.C.	5,570	1,676
*Bank of Ireland P.L.C	6,147	11,152
*Bank of Ireland P.L.C. Sponsored ADR	300	2,193
C&C Group P.L.C.	1,711	6,913
CRH P.L.C.	3,054	73,775
CRH P.L.C. Sponsored ADR	1,200	29,508
DCC P.L.C.	432	11,687
*Dragon Oil P.L.C.	1,859	12,091
*Independent News & Media P.L.C.	5,114	720
*Irish Life & Permanent Group Holdings P.L.C.	1,177	5,012
Kerry Group P.L.C.	1,797	53,329
*Kingspan Group P.L.C.	1,288	10,508
Paddy Power P.L.C.	352	11,643
*Smurfit Kappa Group P.L.C.	3,302	30,118
United Drug P.L.C.	1,825	5,561

TOTAL IRELAND		278,117

ITALY — (1.9%)
A2A SpA	14,901	28,266
ACEA SpA	926	9,911
*Actelios SpA	2,250	11,351
Ansaldo STS SpA	1,998	38,725
*Assicurazioni Generali SpA	3,534	84,039
Astaldi SpA	2,155	16,581
Azimut Holding SpA	1,156	14,208
Banca Carige SpA	4,691	12,038
Banca Monte Dei Paschi di Siena SpA	62,342	100,837
Banca Piccolo Credito Valtellinese Scarl SpA	5,966	42,549
Banca Popolare dell’Etruria e del Lazio Scarl	5,269	28,615
Banca Popolare di Milano Scarl	5,532	35,914
*Banco Popolare Scarl	6,451	40,806
Buzzi Unicem SpA	1,190	17,674
*C.I.R. SpA - Compagnie Industriali Riunite	12,797	29,804
*Credito Emiliano SpA	697	4,911
Davide Campari - Milano SpA	1,209	12,100
De Longhi SpA	4,371	18,283
DiaSorin SpA	691	24,589
Eni SpA	1,164	27,053
Eni SpA Sponsored ADR	600	27,912
#ERG SpA	536	7,229
*Esprinet SpA	917	11,335

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Fastweb SpA	316	$7,906
*Fiat SpA	1,487	18,635
Finmeccanica SpA	1,520	21,067
#*Gemina SpA	6,656	5,544
#Geox SpA	707	4,556
#*Gruppo Editoriale L’Espresso SpA	2,471	7,057
Hera SpA	4,615	10,708
Impregilo SpA	2,167	7,025
*Intesa Sanpaolo SpA	32,357	123,171
#Iride SpA	3,033	5,692
Italcementi SpA	3,075	38,043
*Italmobiliare SpA	111	4,765
Mediaset SpA	5,201	39,480
Milano Assicurazioni SpA	5,077	13,899
*Pirelli & Co. SpA	24,238	14,069
Prysmian SpA	2,180	39,565
#*Safilo Group SpA	23,326	17,981
Saipem SpA	1,032	33,412
Saras SpA	3,128	8,758
Snam Rete Gas SpA	9,844	46,321
Societa Iniziative Autostradali e Servizi SpA	3,086	28,820
*Societe Cattolica di Assicurazoni Scrl SpA	1,002	30,879
Telecom Italia SpA Sponsored ADR	6,120	91,066
Tenaris SA ADR	1,300	57,200
Tod’s SpA	601	39,530
*UniCredit SpA	64,788	178,660
#Unione di Banche Italiane ScpA	6,265	85,994
#*Unipol Gruppo Finanziario SpA	5,663	6,855

TOTAL ITALY		1,631,388

JAPAN — (19.2%)
*Accordia Golf Co., Ltd.	37	37,433
Adeka Corp.	4,200	40,374
Advantest Corp. ADR	500	12,305
#AEON Co., Ltd.	10,900	108,215
Aica Kogyo Co., Ltd.	2,900	30,015
Aichi Bank, Ltd. (The)	300	21,671
Aioi Insurance Co., Ltd.	3,000	14,231
Air Water, Inc.	1,000	11,442
Aisin Seiki Co., Ltd.	1,300	34,304
Ajinomoto Co., Inc.	7,000	66,321
Akita Bank, Ltd. (The)	3,000	11,997
*Alfresa Holdings Corp.	600	24,795
*Alps Electric Co., Ltd.	1,000	5,726
Amada Co., Ltd.	6,000	40,079
#Amano Corp.	3,100	26,377
#Aomori Bank, Ltd. (The)	6,000	14,102
Aoyama Trading Co., Ltd.	1,700	23,579
*Aozora Bank, Ltd.	8,000	10,102
Arcs Co., Ltd.	1,600	21,733
Asahi Breweries, Ltd.	1,500	29,101
Asahi Glass Co., Ltd.	8,000	79,757
Asahi Kasei Corp.	9,000	44,734
#*Asahi Tec Corp.	80,000	18,411
Asics Corp.	1,000	9,876
Astellas Pharma, Inc.	2,100	77,452
#Autobacs Seven Co., Ltd.	900	27,159
Awa Bank, Ltd. (The)	3,000	16,443
Bank of Iwate, Ltd. (The)	200	11,207
Bank of Kyoto, Ltd. (The)	3,000	24,802
Bank of Nagoya, Ltd. (The)	2,000	7,772

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Bank of Okinawa, Ltd. (The)	300	$11,207
Bank of Saga, Ltd. (The)	8,000	22,670
Bank of the Ryukyus, Ltd.	1,800	20,099
Benesse Holdings, Inc.	500	21,023
Bridgestone Corp.	1,100	17,531
Brother Industries, Ltd.	2,300	24,818
Canon Marketing Japan, Inc.	600	8,298
*Canon, Inc. Sponsored ADR	4,900	191,639
Capcom Co., Ltd.	200	3,313
#Casio Computer Co., Ltd.	5,100	37,310
Central Glass Co., Ltd.	7,000	28,785
Central Japan Railway Co.	2	14,699
Century Tokyo Leasing Corp.	2,300	27,271
Chofu Seisakusho Co., Ltd.	1,400	32,641
#Chubu Electric Power Co., Ltd.	3,600	91,159
Chugai Pharmaceutical Co., Ltd.	900	16,070
Chugoku Bank, Ltd. (The)	1,000	12,784
#Chugoku Electric Power Co., Ltd. (The)	1,500	29,383
Chukyo Bank, Ltd. (The)	8,000	23,415
Chuo Mitsui Trust Holdings, Inc.	7,000	24,782
Circle K Sunkus Co., Ltd.	1,500	19,398
Citizen Holdings Co., Ltd.	2,400	15,745
*CMK Corp.	2,600	19,917
Coca-Cola West Co., Ltd.	2,100	35,033
Comsys Holdings Corp.	1,000	9,924
Cosmo Oil Co., Ltd.	16,000	34,738
#*CSK Holdings Corp.	600	2,724
Dai Nippon Printing Co., Ltd.	7,000	95,989
#Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	21,285
#*Daido Steel Co., Ltd.	2,000	7,292
#*Daiei, Inc. (The)	1,350	4,649
Daifuku Co., Ltd.	1,500	9,399
Daihatsu Motor Co., Ltd.	4,000	38,330
Daiichi Sankyo Co., Ltd.	2,500	51,955
Daikin Industries, Ltd.	1,100	40,870
*Dainippon Screen Manufacturing Co., Ltd.	5,000	24,387
Daio Paper Corp.	1,000	8,105
#Daiseki Co., Ltd.	1,100	23,087
Daishi Bank, Ltd. (The)	4,000	13,406
Daiwa House Industry Co., Ltd.	8,000	84,127
Daiwa Securities Co., Ltd.	11,000	55,008
DCM Japan Holdings Co., Ltd.	1,300	7,799
Denso Corp.	3,400	99,890
#Dentsu, Inc.	2,700	62,141
DIC Corp.	7,000	12,450
Disco Corp.	300	16,631
#Don Quijote Co., Ltd.	600	13,401
Doutor Nichires Holdings Co., Ltd.	1,900	23,987
Dowa Holdings Co., Ltd.	10,000	55,672
*Duskin Co., Ltd.	1,300	23,068
East Japan Railway Co.	700	46,997
*Ebara Corp.	6,000	25,161
#Edion Corp.	1,300	13,520
Ehime Bank, Ltd. (The)	8,000	22,557
#Eisai Co., Ltd.	1,300	48,334
Eizo Nanao Corp.	1,100	27,318
Electric Power Development Co., Ltd.	1,000	29,029
*Elpida Memory, Inc.	3,100	54,723
Exedy Corp.	400	8,821
Ezaki Glico Co., Ltd.	1,000	10,963
#FamilyMart Co., Ltd.	400	12,650

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fanuc, Ltd.	400	$38,275
#Fast Retailing Co., Ltd.	300	49,974
#*Fuji Electric Holdings Co., Ltd.	9,000	17,847
#*Fuji Fire & Marine Insurance Co., Ltd. (The)	6,000	6,606
*Fuji Heavy Industries, Ltd.	6,000	28,187
Fuji Oil Co., Ltd.	1,100	15,723
*Fuji Seal International, Inc.	1,300	26,276
Fuji Soft, Inc.	600	9,613
FUJIFILM Holdings Corp.	1,000	32,029
Fujikura, Ltd.	11,000	58,958
Fujitsu, Ltd.	12,000	73,187
Fukui Bank, Ltd. (The)	3,000	9,690
Fukuoka Financial Group, Inc.	13,000	47,595
#Fukuyama Transporting Co., Ltd.	7,000	33,110
Funai Electric Co., Ltd.	900	44,663
Furukawa Electric Co., Ltd.	4,000	19,314
Futaba Corp.	1,500	25,840
*Futaba Industrial Co., Ltd.	500	4,523
Glory, Ltd.	500	10,987
Godo Steel, Ltd.	8,000	16,658
Goldcrest Co., Ltd.	1,060	29,500
#GS Yuasa Corp.	5,000	31,991
Gunma Bank, Ltd. (The)	4,000	20,622
Gunze, Ltd.	7,000	25,258
#H2O Retailing Corp.	3,000	18,032
#Hachijuni Bank, Ltd. (The)	5,000	28,834
Hakuhodo Dy Holdings, Inc.	200	9,753
Hamamatsu Photonics K.K.	1,700	40,548
Hankyu Hanshin Holdings, Inc.	5,000	23,058
Hanwa Co., Ltd.	3,000	11,026
*Haseko Corp.	34,000	28,624
Heiwa Corp.	2,700	29,064
Heiwado Co., Ltd.	700	9,109
Higo Bank, Ltd. (The)	3,000	16,326
Hino Motors, Ltd.	2,000	7,503
#Hiroshima Bank, Ltd. (The)	3,000	11,863
Hisamitsu Pharmaceutical Co., Inc.	300	10,791
#Hitachi Cable, Ltd.	3,000	8,863
Hitachi Chemical Co., Ltd.	3,300	70,360
#Hitachi Construction Machinery Co., Ltd.	1,700	35,641
*Hitachi High-Technologies Corp.	2,100	42,017
Hitachi Koki Co., Ltd.	800	8,526
Hitachi Metals, Ltd.	1,000	9,641
Hitachi Transport System, Ltd.	1,100	14,557
#*Hitachi Zosen Corp.	9,000	13,038
*Hitachi, Ltd. Sponsored ADR	2,400	82,200
#Hokkoku Bank, Ltd. (The)	4,000	14,325
Hokuetsu Kishu Paper Co., Ltd.	4,500	22,481
*Hokuhoku Financial Group, Inc.	11,000	22,830
Hokuriku Electric Power Co., Inc.	1,600	34,629
Honda Motor Co., Ltd. Sponsored ADR	8,100	274,671
Horiba, Ltd.	300	7,224
#Hosiden Corp.	800	9,487
#House Foods Corp.	700	10,289
Hyakugo Bank, Ltd. (The)	2,000	9,150
Hyakujishi Bank, Ltd. (The)	2,000	7,499
Ibiden Co., Ltd.	800	27,317
Idemitsu Kosan Co., Ltd.	400	25,581
Imperial Hotel, Ltd.	200	3,525
Inageya Co., Ltd.	2,000	20,825
#*Iseki & Co., Ltd.	6,000	17,361

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Isetan Mitsukoshi Holdings, Ltd.	3,100	$29,132
*Isuzu Motors, Ltd.	14,000	29,789
#ITO EN, Ltd.	600	8,922
Itochu Corp.	7,000	54,646
Itochu Techno-Solutions Corp.	400	12,128
Itoham Foods, Inc.	2,000	7,269
#Iwatani International Corp.	9,000	24,769
Iyo Bank, Ltd. (The)	4,000	33,015
Izumi Co., Ltd.	700	8,507
Izumiya Co., Ltd.	4,000	17,215
#*J Front Retailing Co., Ltd.	9,000	42,861
#Japan Airport Terminal Co., Ltd.	700	9,543
Japan Petroleum Exploration Co., Ltd.	300	14,081
Japan Steel Works, Ltd. (The)	1,000	12,285
Japan Wool Textile Co., Ltd. (The)	1,000	7,337
JFE Holdings, Inc.	700	24,339
Joyo Bank, Ltd. (The)	3,000	12,134
JS Group Corp.	2,000	35,298
JSR Corp.	2,800	55,329
JTEKT Corp.	4,100	46,311
Juroku Bank, Ltd.	8,000	31,298
*JVC Kenwood Holdings, Inc.	38,200	17,274
#Kadokawa Holdings, Inc.	1,200	28,830
Kagome Co., Ltd.	1,500	26,099
Kagoshima Bank, Ltd. (The)	2,000	14,229
#Kajima Corp.	17,000	35,590
#Kakaku.com, Inc.	7	25,700
Kaken Pharmaceutical Co., Ltd.	1,000	8,457
Kaneka Corp.	2,000	12,899
Kansai Electric Power Co., Inc.	4,500	102,405
Kansai Paint Co., Ltd.	7,000	56,682
Kanto Auto Works, Ltd.	1,800	14,588
Kao Corp.	3,000	72,378
#Kawasaki Heavy Industries, Ltd.	14,000	35,957
#*Kawasaki Kisen Kaisha, Ltd.	9,000	31,787
#*Kayaba Industry Co., Ltd.	3,000	9,768
KDDI Corp.	12	63,255
#Keihan Electric Railway Co., Ltd.	7,000	28,392
Keihin Corp.	600	9,286
Keio Corp.	4,000	25,215
Keiyo Bank, Ltd. (The)	7,000	32,841
*Kenedix, Inc.	64	19,618
#Kikkoman Corp.	4,000	46,724
Kinden Corp.	3,000	27,158
Kirin Holdings Co., Ltd.	6,000	91,459
Kissei Pharmaceutical Co., Ltd.	1,000	20,206
Kiyo Holdings, Inc.	9,000	11,159
Kobayashi Pharmaceutical Co., Ltd.	600	23,903
*Kobe Steel, Ltd.	13,000	23,300
Koito Manufacturing Co., Ltd.	1,000	17,428
Kokuyo Co., Ltd.	1,500	11,459
Komatsu, Ltd.	5,000	100,614
Komeri Co., Ltd.	300	7,664
Komori Corp.	900	10,143
Konami Corp. ADR	400	6,720
Konica Minolta Holdings, Inc.	7,000	71,513
#K’s Holdings Corp.	600	19,058
#Kubota Corp. Sponsored ADR	1,000	44,690
Kurabo Industries, Ltd.	13,000	20,194
Kuraray Co., Ltd.	2,500	29,127
Kureha Corp.	2,000	9,763

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Kurita Water Industries, Ltd.	300	$9,289
Kyocera Corp. Sponsored ADR	1,000	92,720
Kyorin Co., Ltd.	2,000	28,988
Kyowa Exeo Corp.	2,000	17,596
Kyowa Hakko Kirin Co., Ltd.	4,000	41,685
Kyushu Electric Power Co., Inc.	1,400	30,295
Lawson, Inc.	500	22,658
*Leopalace21 Corp.	2,100	7,693
Life Corp.	1,500	25,345
Lintec Corp.	700	13,394
Lion Corp.	5,000	24,131
#Mabuchi Motor Co., Ltd.	400	21,871
Maeda Corp.	7,000	19,120
Maeda Road Construction Co., Ltd.	1,000	7,410
#*Makino Milling Machine Co., Ltd.	7,000	32,309
Makita Corp.	1,200	40,263
Marubeni Corp.	22,000	127,762
Maruha Nichiro Holdings, Inc.	6,000	8,334
#Maruichi Steel Tube, Ltd.	400	7,236
Marusan Securities Co., Ltd.	3,900	21,924
Max Co., Ltd.	2,000	19,228
*Mazda Motor Corp.	21,000	56,968
#*Megmilk Snow Brand Co., Ltd.	600	8,661
Meidensha Corp.	4,000	17,739
*Meiji Holdings Co., Ltd.	1,134	42,793
#Meitec Corp.	300	5,158
#Minebea Co., Ltd.	10,000	53,095
Miraca Holdings, Inc.	600	17,898
Misumi Group, Inc.	500	8,690
Mitsubishi Chemical Holdings Corp.	9,500	39,575
Mitsubishi Corp.	5,800	140,251
*Mitsubishi Electric Corp.	8,000	62,346
Mitsubishi Estate Co., Ltd.	6,000	97,136
Mitsubishi Gas Chemical Co., Inc.	2,000	10,583
#Mitsubishi Heavy Industries, Ltd.	16,000	55,787
#*Mitsubishi Materials Corp.	13,000	33,731
#*Mitsubishi Motors Corp.	13,000	17,922
Mitsubishi Paper Mills, Ltd.	11,000	12,999
Mitsubishi Rayon Co., Ltd.	9,000	37,231
Mitsubishi Tanabe Pharma Corp.	4,000	56,665
Mitsubishi UFJ Financial Group, Inc.	21,100	108,582
Mitsubishi UFJ Financial Group, Inc. ADR	23,612	121,130
Mitsui & Co., Ltd. Sponsored ADR	473	138,088
Mitsui Chemicals, Inc.	10,000	26,736
#Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	50,719
*Mitsui Fudosan Co., Ltd.	3,000	50,455
*Mitsui O.S.K. Lines, Ltd.	10,000	62,335
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,000	25,030
*Mitsumi Electric Co., Ltd.	2,400	41,728
Miura Co., Ltd.	400	10,277
Miyazaki Bank, Ltd. (The)	7,000	21,632
#Mizuho Financial Group, Inc.	37,700	72,756
*Mizuho Investors Securities Co., Ltd.	9,000	9,029
Mizuho Securities Co., Ltd.	9,000	26,516
#*Mizuho Trust & Banking Co., Ltd.	10,000	10,036
Mizuno Corp.	6,000	28,607
Mochida Pharmaceutical Co., Ltd.	2,000	19,696
#Mori Seiki Co., Ltd.	700	7,059
Morinaga & Co., Ltd.	11,000	23,967
Morinaga Milk Industry Co., Ltd.	4,000	16,042
Murata Manufacturing Co., Ltd.	1,100	60,348

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Musashino Bank, Ltd.	400	$10,783
Nabtesco Corp.	1,000	11,776
Nagase & Co., Ltd.	2,000	23,231
Nagoya Railroad Co., Ltd.	8,000	23,561
#Nanto Bank, Ltd. (The)	3,000	16,278
*NEC Corp.	31,000	79,933
*NEC Electronics Corp.	400	3,334
Net One Systems Co., Ltd.	16	18,029
#NGK Insulators, Ltd.	1,000	21,840
NGK Spark Plug Co., Ltd.	3,000	34,820
Nichicon Corp.	1,300	14,777
Nichirei Corp.	7,000	26,206
#Nidec Corp. ADR	2,800	68,432
Nifco, Inc.	500	10,879
Nihon Kohden Corp.	1,800	28,549
Nihon Parkerizing Co., Ltd.	1,000	12,660
Nihon Unisys, Ltd.	2,600	19,593
Nikon Corp.	1,000	20,515
Nintendo Co., Ltd.	200	55,760
Nippo Corp.	3,000	20,437
*Nippon Chemi-Con Corp.	6,000	22,124
Nippon Electric Glass Co., Ltd.	1,000	14,067
Nippon Flour Mills Co., Ltd.	2,000	9,859
Nippon Kayaku Co., Ltd.	2,000	16,709
Nippon Konpo Unyu Soko Co., Ltd.	1,000	10,644
*Nippon Light Metal Co., Ltd.	7,000	6,842
Nippon Meat Packers, Inc.	3,000	37,813
Nippon Mining Holdings, Inc.	9,000	38,756
Nippon Oil Corp.	16,000	74,764
#Nippon Paint Co., Ltd.	3,000	18,673
Nippon Paper Group, Inc.	1,800	46,995
#Nippon Sheet Glass Co., Ltd.	7,000	18,081
Nippon Shinyaku Co., Ltd.	1,000	11,405
Nippon Shokubai Co., Ltd.	2,000	17,801
Nippon Signal Co., Ltd.	2,700	25,765
Nippon Soda Co., Ltd.	8,000	29,581
Nippon Steel Corp.	7,000	25,382
#Nippon Suisan Kaisha, Ltd.	2,700	7,838
Nippon Telegraph & Telephone Corp. ADR	4,800	101,280
Nippon Television Network Corp.	180	24,519
#Nippon Yakin Kogyo Co., Ltd.	2,000	7,475
*Nippon Yusen K.K.	8,000	27,620
#Nipponkoa Insurance Co., Ltd.	8,000	46,065
#Nipro Corp.	1,000	21,031
Nishimatsu Construction Co., Ltd.	4,000	4,629
Nishimatsuya Chain Co., Ltd.	2,600	22,419
Nishi-Nippon Railroad Co., Ltd.	3,000	11,620
*Nissan Motor Co., Ltd.	9,000	73,159
Nissan Shatai Co., Ltd.	1,000	8,487
Nissay Dowa General Insurance Co., Ltd.	2,000	9,544
#Nissha Printing Co., Ltd.	500	21,021
Nisshin Oillio Group, Ltd. (The)	2,000	10,690
#Nisshin Seifun Group, Inc.	1,000	13,361
Nisshin Steel Co., Ltd.	3,000	5,090
Nisshinbo Holdings, Inc.	1,000	8,686
#Nissin Foods Holdings Co., Ltd.	300	9,880
Nissin Kogyo Co., Ltd.	700	10,836
Nitori Co., Ltd.	200	15,086
Nitto Boseki Co., Ltd.	14,000	30,852
Nitto Denko Corp.	1,900	73,174
NOF Corp.	2,000	8,155

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NOK Corp.	3,900	$57,974
Nomura Holdings, Inc.	2,500	18,691
Nomura Holdings, Inc. ADR	11,000	82,280
#Nomura Real Estate Holdings, Inc.	400	5,973
#Nomura Research Institute, Ltd.	1,200	26,664
#NSK, Ltd.	11,000	79,755
NTN Corp.	5,000	21,615
NTT Data Corp.	5	15,578
#NTT DoCoMo, Inc. Sponsored ADR	3,800	56,620
#Obayashi Corp.	11,000	38,841
Obic Co., Ltd.	60	11,252
#Odakyu Electric Railway Co., Ltd.	2,000	16,234
Ogaki Kyoritsu Bank, Ltd. (The)	2,000	6,834
Oiles Corp.	1,500	20,545
Oita Bank, Ltd. (The)	2,000	7,125
Oji Paper Co., Ltd.	6,000	25,186
Okasan Securities Group, Inc.	2,000	9,507
*Oki Electric Industry Co., Ltd.	12,000	10,192
Okinawa Electric Power Co., Ltd.	200	10,859
OKUMA Corp.	2,000	11,520
Okumura Corp.	7,000	25,453
Olympus Corp.	2,000	59,926
Omron Corp.	2,800	55,944
Ono Pharmaceutical Co., Ltd.	300	13,383
Osaka Gas Co., Ltd.	14,000	49,289
OSG Corp.	1,100	12,026
Otsuka Corp.	600	32,709
#Pacific Metals Co., Ltd.	2,000	13,300
PanaHome Corp.	5,000	31,571
Panasonic Corp. Sponsored ADR	13,800	216,798
Panasonic Electric Works Co., Ltd.	4,000	43,811
Parco Co., Ltd.	900	6,997
Pigeon Corp.	700	27,551
#*Pioneer Electronic Corp.	1,000	3,888
#Q.P. Corp.	3,500	38,993
Rengo Co., Ltd.	3,000	17,751
Ricoh Co., Ltd.	9,000	128,832
Rinnai Corp.	600	28,028
Rohm Co., Ltd.	500	33,690
Rohto Pharmaceutical Co., Ltd.	1,000	12,179
*Ryobi, Ltd.	9,000	22,233
#Ryohin Keikaku Co., Ltd.	725	30,797
Ryosan Co., Ltd.	500	12,014
Saibu Gas Co., Ltd.	4,000	11,119
Sakata Seed Corp.	1,800	23,090
*Sanden Corp.	2,000	5,553
San-in Godo Bank, Ltd. (The)	2,000	15,877
Sanki Engineering Co., Ltd.	3,000	20,190
Sankyu, Inc.	8,000	38,071
#*Sanyo Electric Co., Ltd.	5,000	8,339
Sapporo Hokuyo Holdings, Inc.	8,000	32,345
Sapporo Holdings, Ltd.	2,000	10,521
#*Sawai Pharmaceutical Co., Ltd.	500	32,975
Secom Co., Ltd.	1,100	49,290
Sega Sammy Holdings, Inc.	2,000	22,640
Seiko Epson Corp.	2,300	38,346
Sekisui Chemical Co., Ltd.	7,000	47,290
Sekisui House, Ltd.	6,000	56,661
Seven & I Holdings Co., Ltd.	3,800	83,055
Sharp Corp.	9,000	107,460
Shiga Bank, Ltd.	6,000	35,523

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shikoku Bank, Ltd.	3,000	$9,430
Shikoku Electric Power Co., Inc.	900	24,604
#Shima Seiki Manufacturing Co., Ltd.	300	5,749
Shimachu Co., Ltd.	600	12,212
#Shimadzu Corp.	7,000	46,208
#Shimizu Corp.	2,000	7,592
Shin-Etsu Chemical Co., Ltd.	1,800	94,140
#*Shinsei Bank, Ltd.	5,000	6,218
#Shionogi & Co., Ltd.	1,000	20,608
Shizuoka Bank, Ltd.	3,000	25,875
Shizuoka Gas Co., Ltd.	3,000	19,920
Showa Denko K.K.	9,000	18,415
Showa Shell Sekiyu K.K.	2,300	18,131
SKY Perfect JSAT Holdings, Inc.	27	11,541
SMC Corp.	300	36,213
Sohgo Security Services Co., Ltd.	800	9,227
Sojitz Corp.	23,800	43,765
Sompo Japan Insurance, Inc.	10,000	65,178
Sony Corp. Sponsored ADR	9,426	313,226
Sony Financial Holdings, Inc.	3	8,220
#Sotetsu Holdings, Inc.	3,000	12,861
#Square Enix Holdings Co., Ltd.	300	5,993
Star Micronics Co., Ltd.	700	6,650
#Sugi Holdings Co., Ltd.	1,200	28,232
#Sumco Corp.	1,800	30,976
Sumisho Computer Systems Corp.	1,600	22,383
Sumitomo Chemical Co., Ltd.	10,000	44,931
Sumitomo Corp.	5,700	64,166
Sumitomo Electric Industries, Ltd.	8,100	105,800
Sumitomo Forestry Co., Ltd.	1,300	9,545
*Sumitomo Heavy Industries, Ltd.	6,000	30,593
Sumitomo Metal Industries, Ltd.	3,000	8,256
Sumitomo Metal Mining Co., Ltd.	8,000	111,328
#Sumitomo Mitsui Financial Group, Inc.	1,600	51,643
Sumitomo Osaka Cement Co., Ltd.	11,000	15,976
Sumitomo Rubber Industries, Ltd.	1,400	10,952
Sumitomo Trust & Banking Co., Ltd.	13,000	72,022
Sumitomo Warehouse Co., Ltd.	3,000	13,136
Suruga Bank, Ltd.	1,000	8,822
Suzuken Co., Ltd.	300	10,010
#Suzuki Motor Corp.	1,500	33,902
#Sysmex Corp.	700	39,120
T&D Holdings, Inc.	900	18,589
Tadano, Ltd.	1,000	4,775
*Taiheiyo Cement Corp.	5,000	5,627
Taisei Corp.	19,000	36,745
Taisho Pharmaceutical Co., Ltd.	1,000	17,424
Taiyo Nippon Sanso Corp.	2,000	19,677
#Taiyo Yuden Co., Ltd.	2,000	30,700
Takara Holdings, Inc.	4,000	22,068
Takara Standard Co., Ltd.	5,000	28,124
#Takasago Thermal Engineering Co., Ltd.	3,000	24,962
#Takashimaya Co., Ltd.	8,000	58,170
*Takata Corp.	1,000	22,002
Takeda Pharmaceutical Co., Ltd.	1,100	48,252
TDK Corp. Sponsored ADR	1,200	76,800
Teijin, Ltd.	9,000	27,292
#Terumo Corp.	300	16,818
THK Co., Ltd.	1,700	33,559
Toagosei Co., Ltd.	3,000	11,482
Tochigi Bank, Ltd.	5,000	21,325

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toei Co., Ltd.	6,000	$32,240
Toho Bank, Ltd.	3,000	9,583
Toho Co., Ltd.	1,500	24,806
Toho Gas Co., Ltd.	4,000	21,020
#Toho Zinc Co., Ltd.	5,000	22,987
Tohuku Electric Power Co., Inc.	1,900	38,124
Tokai Carbon Co., Ltd.	8,000	37,394
Tokai Rika Co., Ltd.	400	8,384
Tokai Rubber Industries, Ltd.	2,800	32,348
Tokai Tokyo Financial Holdings, Inc.	7,000	26,358
Tokio Marine Holdings, Inc.	2,500	67,221
*Tokuyama Corp.	2,000	10,612
*Tokyo Broadcasting System, Inc.	1,600	23,827
Tokyo Dome Corp.	2,000	5,773
Tokyo Electric Power Co., Ltd.	4,300	115,834
Tokyo Electron, Ltd.	1,200	72,898
Tokyo Gas Co., Ltd.	11,000	44,547
Tokyo Ohka Kogyo Co., Ltd.	500	8,710
*Tokyo Seimitsu Co., Ltd.	700	9,497
Tokyo Tatemono Co., Ltd.	8,000	31,656
Tokyo Tomin Bank, Ltd.	500	6,732
Tokyu Corp.	3,000	12,165
Tokyu Land Corp.	12,000	45,257
*Toppan Forms Co., Ltd.	1,300	13,785
#Toppan Printing Co., Ltd.	8,000	69,639
Toray Industries, Inc.	10,000	54,638
*Toshiba Corp.	14,000	76,494
Toshiba Machine Co., Ltd.	8,000	30,844
*Toshiba TEC Corp.	2,000	7,465
#*Tosoh Corp.	12,000	30,859
*TOTO, Ltd.	8,000	48,422
Toyo Ink Manufacturing Co., Ltd.	3,000	12,363
Toyo Seikan Kaisha, Ltd.	3,100	43,698
*Toyo Tire & Rubber Co., Ltd.	12,000	20,414
#Toyobo Co., Ltd.	22,000	33,277
Toyota Auto Body Co., Ltd.	600	10,547
Toyota Boshoku Corp.	600	13,130
Toyota Motor Corp.	1,000	38,464
Toyota Motor Corp. Sponsored ADR	6,600	508,200
Toyota Tsusho Corp.	4,700	71,311
*Trend Micro, Inc.	500	18,637
Tsubakimoto Chain Co.	2,000	8,908
Tsumura & Co.	500	15,820
Ube Industries, Ltd.	6,000	15,537
#Ulvac, Inc.	300	7,597
UNY Co., Ltd.	3,000	22,982
*Ushio, Inc.	700	11,840
USS Co., Ltd.	470	28,539
Wacoal Corp.	3,000	35,221
#*Wacom Co., Ltd.	12	20,094
West Japan Railway Co.	11	37,922
Xebio Co., Ltd.	1,700	31,897
#Yahoo! Japan Corp.	43	16,269
#Yakult Honsha Co., Ltd.	1,300	37,692
Yamada Denki Co., Ltd.	160	10,288
Yamagata Bank, Ltd.	2,000	9,528
Yamaguchi Financial Group, Inc.	3,000	29,726
Yamaha Corp.	2,500	29,686
#*Yamaha Motor Co., Ltd.	2,500	34,033
Yamanashi Chuo Bank, Ltd.	2,000	8,538
Yamatake Corp.	500	10,954

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yamato Holdings Co., Ltd.	1,000	$13,734
Yamato Kogyo Co., Ltd.	300	9,427
#Yaskawa Electric Corp.	3,000	24,831
Yodogawa Steel Works, Ltd.	2,000	8,189
#Yokogawa Electric Corp.	6,400	51,635
#Yokohama Rubber Co., Ltd.	3,000	11,349
Yoshinoya Holdings Co., Ltd.	23	25,506

TOTAL JAPAN		16,652,859

NETHERLANDS — (3.3%)
#Aalberts Industries NV	3,359	48,854
*Aegon NV	13,285	79,385
#*Akzo Nobel NV	2,679	159,472
#Arcadis NV	510	11,289
#ArcelorMittal NV	4,360	168,788
#*ASM International NV	503	11,577
#ASML Holding NV	1,783	55,997
ASML Holding NV ADR	3,200	100,000
*BinckBank NV	616	10,788
*Crucell NV ADR	2,300	44,620
#*Draka Holding NV	1,428	24,204
#Fugro NV	1,185	70,277
*Heijmans NV	28	507
Heineken NV	1,801	88,858
*Hunter Douglas NV	235	10,588
Imtech NV	418	11,293
*ING Groep NV Sponsored ADR	50,375	473,525
Kendrion NV	337	4,518
Koninklijke (Royal) KPN NV Sponsored ADR	1,400	23,170
Koninklijke Ahold NV	6,413	80,585
Koninklijke Bam Groep NV	3,856	37,812
Koninklijke Boskalis Westminster NV	520	18,256
Koninklijke DSM NV	3,045	141,921
Koninklijke KPN NV	1,826	30,236
Koninklijke Ten Cate NV	322	8,482
Koninklijke Vopak NV	207	15,505
Mediq NV	1,911	34,462
Nutreco Holding NV	667	35,384
*Oce NV	613	7,354
Philips Electronics NV	2,996	90,474
Philips Electronics NV ADR	10,400	314,496
#*Randstad Holdings NV	2,589	124,253
Reed Elsevier NV	1,280	15,457
Reed Elsevier NV ADR	1,100	26,213
#SBM Offshore NV	2,408	46,988
Sligro Food Group NV	296	8,951
Smit Internationale NV	90	7,709
*SNS Reaal Groep NV	1,408	8,252
Telegraaf Media Groep NV	286	5,447
TKH Group NV	1,025	19,668
TNT NV	1,612	46,278
#*TomTom NV	2,056	16,664
Unilever NV	4,798	146,915
Unilever NV ADR	2,000	61,160
*USG People NV	981	18,720
Wolters Kluwer NV	3,588	74,892

TOTAL NETHERLANDS		2,840,244

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd. (6123707)	27,653	37,650
*Auckland International Airport, Ltd. (61237RR)	1,728	2,353

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Fisher & Paykel Healthcare Corp., Ltd.	4,279	$10,149
Fletcher Building, Ltd.	3,659	20,329
New Zealand Refining Co., Ltd.	7,267	18,691
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	5,022
Trustpower, Ltd.	1,752	8,969

TOTAL NEW ZEALAND		103,163

NORWAY — (1.0%)
Acergy SA	800	12,165
Aker Kvaerner ASA	5,216	69,608
*Cermaq ASA	800	7,904
*Copeinca ASA	1,200	9,700
*DnB NOR ASA Series A	7,360	83,113
#*DNO International ASA	28,000	26,895
*Dockwise, Ltd.	1,000	29,954
#*DOF ASA	1,800	11,270
Fred Olsen Energy ASA	80	3,128
Frontline, Ltd.	160	4,808
Ganger Rolf ASA	240	6,481
*Marine Harvest ASA	26,000	23,226
#*Norsk Hydro ASA	7,200	52,217
#*Norske Skogindustrier ASA Series A	2,500	4,143
Orkla ASA	10,520	94,868
*Petroleum-Geo Services ASA	25	311
Prosafe ASA	1,912	10,717
*Prosafe Production Public, Ltd.	3,712	7,386
*Schibsted ASA	400	8,768
#SeaDrill, Ltd.	3,000	68,074
#*Sevan Marine ASA	1,300	1,871
StatoilHydro ASA	1,958	43,940
StatoilHydro ASA Sponsored ADR	5,400	120,744
*Storebrand ASA	2,760	19,296
*Subsea 7, Inc.	800	13,296
Tandberg ASA Series A	700	19,661
*Telenor ASA	1,600	20,795
*TGS Nopec Geophysical Co. ASA	865	16,506
Tomra Systems ASA	1,800	8,361
Veidekke ASA	1,400	11,912
#Yara International ASA	1,150	48,012

TOTAL NORWAY		859,130

PORTUGAL — (0.3%)
#Banco BPI SA	2,434	6,777
#Banco Comercial Portugues SA	27,933	30,181
Banco Espirito Santo SA	6,796	39,550
Brisa SA	1,381	13,107
Cimpor Cimentos de Portugal SA	1,352	11,394
Energias de Portugal SA	12,937	51,280
#Galp Energia SGPS SA Series B	1,834	29,245
Jeronimo Martins SGPS SA	1,413	13,558
#*Martifer SGPS SA	472	2,231
#Portucel-Empresa Produtora de Pasta de Papel SA	11,580	30,509
Portugal Telecom SA	1,124	11,599
*Redes Energeticas Nacionais SA	5,988	24,017
Sociedade de Investimento e Gestao SGPS SA	1,346	14,156
#Sonae SGPS SA	5,281	6,538
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	4,637

TOTAL PORTUGAL		288,779

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (0.8%)
Allgreen Properties, Ltd.	27,000	$22,324
*Asia Food & Properties, Ltd.	21,000	7,770
Asia Pacific Breweries, Ltd.	3,000	25,635
*Banyan Tree Holdings, Ltd.	47,000	23,412
Capitaland, Ltd.	9,000	24,467
City Developments, Ltd.	11,000	83,363
Guocoland, Ltd.	17,000	26,550
Jardine Cycle & Carriage, Ltd.	1,025	18,323
Keppel Corp., Ltd.	4,000	23,634
Keppel Land, Ltd.	16,000	37,012
Keppel Telecommunications & Transportation, Ltd.	3,000	2,954
Raffles Education Corp., Ltd.	13,277	3,746
SembCorp Industries, Ltd.	4,000	9,967
SembCorp Marine, Ltd.	7,000	16,362
Singapore Airlines, Ltd.	2,000	19,566
Singapore Airport Terminal Services, Ltd.	1,460	2,563
Singapore Exchange, Ltd.	4,000	22,561
Singapore Land, Ltd.	7,000	31,807
Singapore Press Holdings, Ltd.	7,000	18,350
*Stamford Land Corp., Ltd.	32,000	9,249
Starhub, Ltd.	17,000	26,178
Straits Asia Resources, Ltd.	16,000	24,357
United Industrial Corp., Ltd.	40,000	55,144
UOL Group, Ltd.	14,000	37,100
Venture Corp., Ltd.	2,000	11,991
Wheelock Properties, Ltd.	20,000	27,486
Wilmar International, Ltd.	4,000	18,661
Wing Tai Holdings, Ltd.	20,000	27,810
Yangzijiang Shipbuilding Holdings, Ltd.	72,000	53,859
Yanlord Land Group, Ltd.	7,000	8,666

TOTAL SINGAPORE		720,867

SPAIN — (2.9%)
Abengoa SA	312	9,431
Abertis Infraestructuras SA	1,587	32,133
Acciona SA	382	46,044
Actividades de Construccion y Servicios SA	1,062	50,122
Almirall SA	479	6,318
Banco Bilbao Vizcaya SA Sponsored ADR	24,691	375,056
Banco de Sabadell SA	9,248	49,294
Banco de Valencia SA	4,384	33,277
Banco Guipuzcoano SA	3,876	30,552
Banco Pastor SA	2,669	17,734
Banco Popular Espanol SA	6,539	49,554
#Banco Santander SA	22,685	323,964
Banco Santander SA Sponsored ADR	22,241	313,153
Bankinter SA	3,821	34,109
Bolsas y Mercados Espanoles SA	993	28,219
Cementos Portland Valderrivas SA	155	4,449
Cia Espanola de Petroleous SA	174	5,295
Cintra Concesiones de Infraestructuras de Transporte SA	7,020	73,226
Construcciones y Auxiliar de Ferrocarriles SA	25	14,211
Criteria Caixacorp SA	8,824	39,964
Ebro Puleva SA	540	10,724
Faes Farma SA	1,144	5,774
Fomento de Construcciones y Contratas SA	737	28,353
Gamesa Corporacion Tecnologica SA	2,136	31,001
Gas Natural SDG SA	3,426	68,047
Gestevision Telecinco SA	1,355	19,321
Grifols SA	710	10,823
Grupo Catalana Occidente SA	257	5,893

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Grupo Empresarial Ence SA	1,265	$5,146
Iberdrola SA	13,791	117,415
Indra Sistemas SA	739	16,041
Industria de Diseno Textil SA	1,292	81,327
Obrascon Huarte Lain SA	306	7,251
*Promotora de Informaciones SA	4,718	25,617
Prosegur Cia de Seguridad SA	249	11,276
*Realia Business SA	8,376	19,659
Red Electrica Corporacion SA	1,363	68,332
Repsol YPF SA	775	18,309
Repsol YPF SA Sponsored ADR	3,250	76,668
Sol Melia SA	3,189	26,167
*SOS Corporacion Alimentaria SA	1,651	5,866
Tecnicas Reunidas SA	73	3,927
Telefonica SA	1,276	30,567
Telefonica SA Sponsored ADR	3,475	248,810
Tubacex SA	1,104	4,319
Tubos Reunidos SA	1,662	5,220
Viscofan SA	472	12,270
*Vocento SA	844	5,161
Zardoya Otis SA	980	18,188

TOTAL SPAIN		2,523,577

SWEDEN — (2.0%)
#Alfa Laval AB	3,800	51,590
Assa Abloy AB Series B	1,356	23,397
Atlas Copco AB Series A	4,064	55,097
Atlas Copco AB Series B	760	9,161
Axfood AB	232	6,708
*Bilia AB Series A	2,602	25,461
*Boliden AB	3,868	51,693
#*Bure Equity AB	5,035	18,319
*Cloetta AB	480	1,945
*D. Carnegie & Co. AB	700	—
*Duni AB	2,923	23,353
*Electrolux AB Series B	4,100	96,592
#Elekta AB Series B	1,000	23,459
*Eniro AB	5,659	27,743
#Getinge AB	1,777	38,039
Hakon Invest AB	600	9,595
Hennes & Mauritz AB Series B	2,126	125,110
Hexagon AB	4,769	64,215
*Hexpol AB	634	6,201
#Holmen AB Series B	1,000	23,939
*Husqvarna AB Series B	3,150	21,434
#Intrum Justitia AB	600	7,305
*JM AB	665	9,642
*LBI International AB	7,665	13,428
Lindab International AB	600	6,383
Loomis AB	160	1,864
#Meda AB Series A	1,632	15,940
*Mekonomen AB	1,142	22,177
*Micronic Laser Systems AB	309	603
Modern Times Group AB Series B	150	6,879
NCC AB Series B	660	9,830
*Nobia AB	5,022	28,408
#Nordea Bank AB	13,006	119,283
Oriflame Cosmetics SA SDR	200	10,965
*Pa Resources AB	1,600	5,738
#Peab AB Series B	1,500	8,618
Ratos AB	1,500	41,459

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Rezidor Hotel Group AB	7,783	$27,751
#Sandvik AB	3,301	35,869
#*SAS AB	52,108	25,337
Securitas AB Series B	800	7,748
*Skandinaviska Enskilda Banken AB Series A	8,457	50,086
Skanska AB Series B	2,793	43,219
#SKF AB Series B	3,000	46,351
Svenska Cellulosa AB Series B	7,257	97,770
Svenska Handelsbanken AB Series A	3,109	81,010
#*Swedbank AB Series A	1,266	10,893
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	19,400	187,792
TeliaSonera AB	1,500	10,090
*Trelleborg AB Series B	1,494	10,247
#Volvo AB Series A	2,300	19,294
Volvo AB Series B	5,500	46,327

TOTAL SWEDEN		1,711,357

SWITZERLAND — (6.0%)
ABB, Ltd.	6,272	113,547
ABB, Ltd. Sponsored ADR	5,400	97,362
Adecco SA	1,733	93,375
*AFG Arbonia-Forster Holding AG	960	22,066
Allreal Holding AG	64	7,413
Aryzta AG	960	37,917
Baloise Holding AG	1,071	88,797
Bank Coop AG	211	14,025
*Bank Sarasin & Cie AG Series B	600	20,488
Barry Callebaut AG	71	45,630
Basler Kantonalbank AG	89	10,195
Berner Kantonalbank AG	102	22,607
*Bobst Group AG	662	23,948
Bucher Industries AG	278	32,634
Burckhardt Compression Holding AG	65	11,805
Charles Voegele Holding AG	527	21,650
*Clariant AG	926	10,163
Compagnie Financiere Richemont SA Series A	4,793	162,343
Conzzeta AG	19	31,631
Credit Suisse Group AG	2,640	114,199
Credit Suisse Group AG Sponsored ADR	9,400	405,892
Daetwyler Holding AG	214	12,484
*Dufry AG	519	33,699
Elektrizitaets-Gesellschaft Laufenberg AG	15	12,340
Energiedienst Holding AG	195	11,084
Flughafen Zuerich AG	72	20,337
#Galenica Holding AG	103	37,438
GAM Holdings, Ltd.	1,388	15,889
#Geberit AG	505	88,879
#George Fisher AG	272	72,957
Helvetia Holding AG	72	22,431
#*Holcim, Ltd.	5,017	343,543
*Implenia AG	638	16,794
*Julius Baer Group, Ltd.	1,388	46,140
Kuoni Reisen Holding AG	61	22,695
*Liechtenstein Landesbank AG	210	13,480
#*Logitech International SA	1,766	29,830
Luzerner Kantonalbank AG	41	11,030
Metall Zug AG	5	12,047
#*Meyer Burger Technology AG	990	24,959
Nestle SA	9,735	461,456
Nobel Biocare Holding AG	2,549	74,976
#*Novartis AG	1,850	99,003

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#Novartis AG ADR	9,200	$492,476
*Oerlikon Corp. AG	32	898
*Orascom Development Holding AG	654	38,400
Panalpina Welttransport Holding AG	710	49,373
Partners Group Holdings AG	108	13,401
#Petroplus Holdings AG	4,172	70,258
*Precious Woods Holding AG	642	20,869
*Rieters Holdings AG	30	7,984
Roche Holding AG Bearer	82	14,223
Roche Holding AG Genusschein	2,774	465,397
Romande Energie Holding SA	2	3,495
Schindler Holding AG	142	10,623
SGS SA	37	47,575
Sonova Holding AG	610	75,499
St. Galler Kantonalbank AG	24	11,080
Straumann Holding AG	41	10,876
Sulzer AG	220	18,486
Swiss Life Holding AG	577	72,580
Swiss Reinsurance Co., Ltd. AG	3,509	151,694
#Swisscom AG	168	61,234
Syngenta AG	157	40,178
Syngenta AG ADR	2,800	142,968
#*Temenos Group AG	407	10,835
*UBS AG	13,142	171,398
*UBS AG ADR	12,900	167,829
Valora Holding AG	40	9,167
Verwaltungs und Privat-Bank AG	66	7,018
#Von Roll Holding AG	4,126	26,750
Vontobel Holdings AG	326	9,279
*WMH Walter Meier Holding AG	60	6,242
Zuger Kantonalbank AG	2	8,432
Zurich Financial Services AG	379	80,580

TOTAL SWITZERLAND		5,188,275

UNITED KINGDOM — (19.5%)
Aberdeen Asset Management P.L.C.	12,404	24,411
Admiral Group P.L.C.	2,000	36,010
Aegis Group P.L.C.	22,647	43,084
*Aga Rangemaster Group P.L.C.	991	2,234
Aggreko P.L.C.	4,921	70,711
Amec P.L.C.	6,318	76,141
Amlin P.L.C.	8,802	54,455
*Anglo American P.L.C.	10,705	392,775
Arriva P.L.C.	192	1,487
Ashmore Group P.L.C.	2,055	7,317
Ashtead Group P.L.C.	7,030	9,555
#AstraZeneca P.L.C. Sponsored ADR	6,200	288,238
Atkins WS P.L.C.	2,799	26,505
*Autonomy Corp. P.L.C.	3,220	79,765
Aveva Group P.L.C.	341	5,950
Aviva P.L.C.	29,918	183,224
Babcock International Group P.L.C.	4,987	44,532
BAE Systems P.L.C.	13,451	75,438
Balfour Beatty P.L.C.	15,251	64,790
Barclays P.L.C.	47,118	199,052
Barclays P.L.C. Sponsored ADR	4,700	80,417
BBA Aviation P.L.C.	12,733	33,371
Beazley P.L.C.	4,572	7,625
Bellway P.L.C.	653	7,693
*Berkeley Group Holdings P.L.C. (The)	1,660	21,097
BG Group P.L.C.	13,460	247,445

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
BHP Billiton P.L.C.	6,880	$201,825
BHP Billiton P.L.C. ADR	600	35,148
Bodycote P.L.C.	1,509	4,179
*Bovis Homes Group P.L.C.	984	6,220
BP P.L.C.	39,698	370,382
BP P.L.C. Sponsored ADR	16,082	902,522
Brit Insurance Holdings NV	9,733	28,852
British American Tobacco P.L.C.	4,203	138,929
British American Tobacco P.L.C. Sponsored ADR	1,000	66,540
British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	71,694
Britvic P.L.C.	4,445	29,806
BSS Group P.L.C.	5,291	21,316
BT Group P.L.C. Sponsored ADR	5,700	124,089
*BTG P.L.C.	7,993	22,438
Bunzl P.L.C.	2,721	27,038
Burberry Group P.L.C.	1,138	11,109
*Cairn Energy PLC.	13,490	69,530
Capita Group P.L.C.	6,535	75,209
*Capital & Regional P.L.C.	2,940	1,731
Carillion P.L.C.	7,129	33,793
*Carnival P.L.C.	945	33,974
*Carnival P.L.C. ADR	1,000	35,770
Carphone Warehouse Group P.L.C.	4,267	12,948
Catlin Group, Ltd.	8,661	46,774
Centrica P.L.C.	28,827	123,755
Charter International P.L.C.	1,105	12,220
Chemring Group P.L.C.	221	11,336
Close Brothers Group P.L.C.	835	9,176
Cobham P.L.C.	16,984	62,843
*COLT Telecom Group SA	3,584	7,049
Compass Group P.L.C.	9,273	63,131
Computacenter P.L.C.	6,025	28,486
Connaught P.L.C.	1,318	6,717
*Cookson Group P.L.C.	5,538	37,541
Croda International P.L.C.	1,088	12,963
*CSR P.L.C.	6,238	44,545
Daily Mail & General Trust P.L.C. Series A	6,452	46,227
Dairy Crest Group P.L.C.	3,168	17,058
*Dana Petroleum P.L.C.	2,086	34,608
Davis Service Group P.L.C.	640	4,116
De la Rue P.L.C.	2,414	37,281
*Debenhams P.L.C.	27,433	29,426
Diageo P.L.C.	2,096	35,230
Diageo P.L.C. Sponsored ADR	2,200	147,818
Dignity P.L.C.	709	7,068
Dimension Data Holdings P.L.C.	10,469	12,866
Drax Group P.L.C.	3,708	24,260
DS Smith P.L.C.	3,133	5,443
*DSG International P.L.C.	19,840	9,932
eaga P.L.C.	4,691	10,458
*easyJet P.L.C.	6,868	42,654
Electrocomponents P.L.C.	2,964	8,355
Elementis P.L.C.	7,421	6,038
Eurasian Natural Resources Corp. P.L.C.	2,281	32,759
Evolution Group P.L.C.	5,130	10,392
Experian P.L.C.	13,402	127,428
F&C Asset Management P.L.C.	28,896	32,005
Fenner P.L.C.	2,053	6,089
Filtrona P.L.C.	2,925	8,231
Firstgroup P.L.C.	10,256	60,121
Forth Ports P.L.C.	1,647	29,256

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
G4S P.L.C.	16,258	$65,281
*Galiform P.L.C.	19,467	27,423
Galliford Try P.L.C.	1,975	9,933
Game Group P.L.C.	2,607	3,826
*Gem Diamonds, Ltd.	3,300	12,302
Genus P.L.C.	670	7,270
GlaxoSmithKline P.L.C. Sponsored ADR	12,750	497,378
Greene King P.L.C.	7,915	56,029
Greggs P.L.C.	2,161	14,405
Halfords Group P.L.C.	1,884	11,388
Halma P.L.C.	2,583	9,596
Hargreaves Lansdown P.L.C.	7,474	34,713
Hays P.L.C.	27,061	47,566
Helical Bar P.L.C.	4,049	20,191
Henderson Group P.L.C.	5,163	10,004
*Heritage Oil P.L.C.	3,429	27,085
Hikma Pharmaceuticals P.L.C.	2,190	19,121
Hiscox, Ltd.	7,950	43,322
HMV Group P.L.C.	3,923	4,762
Home Retail Group P.L.C.	14,675	59,586
Homeserve P.L.C.	342	8,858
HSBC Holdings P.L.C. Sponsored ADR	19,430	1,039,699
Hunting P.L.C.	602	5,195
IG Group Holdings P.L.C.	1,351	8,682
IMI P.L.C.	7,973	69,242
Imperial Tobacco Group P.L.C.	4,907	158,239
*Inchcape P.L.C.	55,102	23,389
Informa P.L.C.	11,597	60,771
Inmarsat P.L.C.	2,221	24,116
Intercontinental Hotels Group P.L.C. ADR	3,675	52,442
Intermediate Capital Group P.L.C.	6,064	25,850
International Personal Finance P.L.C.	2,220	7,768
International Power P.L.C.	36,249	185,066
Interserve P.L.C.	1,206	4,061
Intertek Group P.L.C.	598	11,509
Invensys P.L.C.	12,141	59,369
Investec P.L.C.	8,716	58,879
*IP Group P.L.C.	7,800	7,227
ITE Group P.L.C.	2,961	6,419
*ITV P.L.C.	72,400	64,924
Jardine Lloyd Thompson Group P.L.C.	1,371	10,246
*JJB Sports P.L.C.	38,803	13,068
John Wood Group P.L.C.	6,063	32,742
Johnson Matthey P.L.C.	2,830	65,792
Keller Group P.L.C.	1,893	18,770
Kesa Electricals P.L.C.	3,133	6,420
Kier Group P.L.C.	387	5,966
Kingfisher P.L.C.	44,158	148,744
Ladbrokes P.L.C.	4,695	11,727
Laird P.L.C.	1,699	3,351
*Lamprell P.L.C.	8,952	27,191
*Lancashire Holdings , Ltd.	3,915	27,906
Legal & General Group P.L.C.	59,492	71,463
*Lloyds Banking Group P.L.C.	132,858	106,810
#Lloyds Banking Group P.L.C. Sponsored ADR	23,290	75,925
Logica P.L.C.	33,878	63,168
London Stock Exchange Group P.L.C.	639	6,496
*Lonmin P.L.C.	2,846	81,412
Man Group P.L.C.	23,790	89,161
Marks & Spencer Group P.L.C.	15,598	86,359
Marshalls P.L.C.	2,042	2,792

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Marston’s P.L.C.	16,223	$22,701
McBride P.L.C.	4,379	15,224
Meggitt P.L.C.	6,456	26,591
Melrose P.L.C.	19,025	50,572
Michael Page International P.L.C.	1,815	11,161
Micro Focus International P.L.C.	3,936	31,995
Millennium & Copthorne Hotels P.L.C.	6,202	37,612
*Misys P.L.C.	3,617	12,353
*Mitchells & Butlers P.L.C.	6,146	27,026
Mitie Group P.L.C.	9,191	33,500
Mondi P.L.C.	11,114	62,851
Morgan Crucible Co. P.L.C.	2,403	6,222
Morgan Sindall P.L.C.	504	4,311
Mothercare P.L.C.	1,256	12,846
Mouchel Group P.L.C.	1,281	5,067
N Brown Group P.L.C.	2,218	7,973
National Grid P.L.C.	6,678	67,072
National Grid P.L.C. Sponsored ADR	1,869	94,133
Next P.L.C.	1,267	39,509
Northern Foods P.L.C.	5,556	5,504
*Northgate P.L.C.	82	285
Northumbrian Water Group P.L.C.	10,846	44,613
Pace P.L.C.	5,676	17,073
*PartyGaming P.L.C.	6,272	28,073
Pearson P.L.C. Sponsored ADR	11,377	161,440
Pennon Group P.L.C.	6,075	49,729
*Persimmon P.L.C.	3,184	21,858
Petrofac, Ltd. P.L.C.	1,846	28,286
*Petropavlovsk P.L.C.	2,805	40,678
Phoenix IT Group, Ltd. P.L.C.	1,162	5,146
*Premier Foods P.L.C.	26,772	13,729
*Premier Oil P.L.C.	1,165	19,217
*Prostrakan Group P.L.C.	7,767	13,774
Provident Financial P.L.C.	613	9,139
Prudential P.L.C.	17,775	162,795
PV Crystalox Solar P.L.C.	4,610	4,090
PZ Cussons P.L.C.	2,842	11,125
Qinetiq P.L.C.	3,402	7,253
*Rank Group P.L.C.	6,444	9,387
Rathbone Brothers P.L.C.	535	7,077
Reckitt Benckiser Group P.L.C.	2,429	125,918
*Redrow P.L.C.	1,945	4,043
#Reed Elsevier P.L.C. ADR	1,800	57,330
Regus P.L.C.	6,442	9,139
Renishaw P.L.C.	831	7,955
*Rentokil Initial P.L.C.	41,610	76,486
*Resolution, Ltd.	43,345	55,268
Restaurant Group P.L.C.	5,452	17,665
Rexam P.L.C.	20,146	95,921
Rightmove P.L.C.	2,579	21,708
Rio Tinto P.L.C. Sponsored ADR	1,300	252,226
*Rolls-Royce Group P.L.C.	31,147	237,324
Rotork P.L.C.	450	9,065
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,000	51,050
Royal Dutch Shell P.L.C. ADR	6,300	336,294
Royal Dutch Shell P.L.C. Series B	6,651	176,925
RPC Group P.L.C.	6,372	24,478
RPS Group P.L.C.	8,633	27,499
RSA Insurance Group P.L.C.	25,376	51,888
SABmiller P.L.C.	7,729	210,185
Sage Group P.L.C.	23,734	89,275

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Sainsbury (J.) P.L.C.	15,654	$80,510
*Salamander Energy P.L.C.	3,020	12,745
Savills P.L.C.	1,087	5,488
Schroders P.L.C.	2,494	49,287
Schroders P.L.C. Non-Voting	566	8,957
Scottish & Southern Energy P.L.C.	3,993	74,419
Senior P.L.C.	4,703	6,285
Serco Group P.L.C.	6,768	53,798
Severn Trent P.L.C.	4,470	80,075
Shanks Group P.L.C.	3,683	7,456
Shire P.L.C. ADR	1,200	71,520
*SIG P.L.C.	13,861	25,215
Smith & Nephew P.L.C. Sponsored ADR	2,100	104,832
Smiths Group P.L.C.	4,620	73,330
*Soco International P.L.C.	653	14,987
Spectris P.L.C.	3,589	43,601
Speedy Hire P.L.C.	13,614	6,286
Spirax-Sarco Engineering P.L.C.	1,260	25,150
Spirent Communications P.L.C.	8,253	14,484
*Sports Direct International P.L.C.	13,771	21,011
SSL International P.L.C.	4,730	58,612
St. James’s Place P.L.C.	3,661	14,608
*St. Modwen Properties P.L.C.	2,485	7,456
Stagecoach Group P.L.C.	2,368	6,627
Standard Chartered P.L.C.	13,888	319,890
Standard Life P.L.C.	29,757	92,598
Synergy Health P.L.C.	1,599	15,721
*Taylor Wimpey P.L.C.	40,022	24,584
*Telecity Group P.L.C.	4,092	25,536
Tesco P.L.C.	37,420	252,656
Thomas Cook Group P.L.C.	6,532	23,585
Tomkins P.L.C.	13,741	41,117
Tomkins P.L.C. Sponsored ADR	900	10,737
*Travis Perkins P.L.C.	4,514	52,718
*Trinity Mirror P.L.C.	3,332	8,020
TUI Travel P.L.C.	10,081	41,584
Tullett Prebon P.L.C.	1,103	5,381
Tullow Oil P.L.C.	8,086	148,373
*UK Coal P.L.C.	1,753	1,711
Ultra Electronics Holdings P.L.C.	409	8,273
Unilever P.L.C. Sponsored ADR	5,200	158,704
United Business Media P.L.C.	3,165	21,488
United Utilities Group P.L.C.	11,041	94,167
Vedanta Resources P.L.C.	504	19,332
Victrex P.L.C.	1,787	23,154
Vodafone Group P.L.C.	69,827	149,178
Vodafone Group P.L.C. Sponsored ADR	29,900	641,654
VT Group P.L.C.	2,992	25,542
Weir Group P.L.C. (The)	5,091	62,650
Wellstream Holdings P.L.C.	488	3,861
WH Smith P.LC.	1,375	10,932
Whitbread P.L.C.	2,989	66,840
William Hill P.L.C.	2,842	9,014
William Morrison Supermarkets P.L.C.	27,797	127,887
Wincanton P.L.C.	1,461	5,199
*Wolseley P.L.C.	5,200	114,404
WPP P.L.C.	6,757	62,350
WPP P.L.C. Sponsored ADR	1,900	87,590
Xchanging P.L.C.	3,063	9,290
*Xstrata P.L.C.	34,079	552,975

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Yell Group P.L.C.	36,251	$20,998

TOTAL UNITED KINGDOM		16,851,478

TOTAL COMMON STOCKS		75,227,551

RIGHTS/WARRANTS — (0.0%)
FINLAND — (0.0%)
*Kemira Oyj Rights 12/18/09	1,394	1,894

IRELAND — (0.0%)
*Independent News & Media P.L.C. Rights 12/14/09	4,334	270

ITALY — (0.0%)
*Piccolo Credito Valtellinese Scarl Rights 12/29/09	2,483	895

TOTAL RIGHTS/WARRANTS		3,059

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $600,000 FNMA 5.00%, 08/25/18, valued at $435,853) to be repurchased at $427,007	$427	427,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.7%)
§@DFA Short Term Investment Fund LP	8,919,461	8,919,461
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $2,124,693) to be repurchased at $2,083,053	$2,083	2,083,032

TOTAL SECURITIES LENDING COLLATERAL		11,002,493

TOTAL INVESTMENTS — (100.0%) (Cost $87,714,838)##		$86,660,103

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$681,421	$4,552,017	—	$5,233,438
Austria	—	321,362	—	321,362
Belgium	—	806,144	—	806,144
Canada	5,170,170	—	—	5,170,170
Denmark	112,284	415,460	—	527,744
Finland	186,581	1,004,581	—	1,191,162
France	852,463	5,598,328	—	6,450,791
Germany	759,134	3,627,840	—	4,386,974
Greece	41,683	382,223	—	423,906
Hong Kong	—	1,066,626	—	1,066,626
Ireland	39,009	239,108	—	278,117
Italy	176,178	1,455,210	—	1,631,388
Japan	2,396,460	14,256,399	—	16,652,859
Netherlands	1,043,184	1,797,060	—	2,840,244
New Zealand	5,022	98,141	—	103,163
Norway	120,744	738,386	—	859,130
Portugal	—	288,779	—	288,779
Singapore	—	720,867	—	720,867
Spain	1,337,651	1,185,926	—	2,523,577
Sweden	187,792	1,523,565	—	1,711,357
Switzerland	1,352,667	3,835,608	—	5,188,275
United Kingdom	5,445,190	11,406,288	—	16,851,478
Rights/Warrants
Finland	1,894	—	—	1,894
Ireland	270	—	—	270
Italy	—	895	—	895
Temporary Cash Investments	—	427,000	—	427,000
Securities Lending Collateral	—	11,002,493	—	11,002,493

TOTAL	$19,909,797	$66,750,306	—	$86,660,103

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,707,781,996

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,680,787,118)##	$1,707,781,996

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,707,781,996	—	—	$1,707,781,996

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.2%)
Consumer Discretionary — (15.7%)
*1-800-FLOWERS.COM, Inc.	19,000	$39,330
*4Kids Entertainment, Inc.	33,689	49,523
*99 Cents Only Stores	205,653	2,681,715
*AC Moore Arts & Crafts, Inc.	10,837	30,344
Acme United Corp.	1,331	11,846
*AH Belo Corp.	22,784	139,210
*Aldila, Inc.	32,734	137,483
*Alloy, Inc.	95,641	738,349
*American Biltrite, Inc.	2,800	5,040
#American Greetings Corp. Class A	162,518	3,003,333
*America’s Car-Mart, Inc.	73,637	1,732,679
Ameristar Casinos, Inc.	20,996	310,951
#*AnnTaylor Stores Corp.	27,435	344,584
*ante4, Inc.	20,307	19,089
#*Arctic Cat, Inc.	54,914	460,179
*Asbury Automotive Group, Inc.	125,179	1,385,732
*Ascent Media Corp.	8,094	208,582
*Audiovox Corp. Class A	138,623	921,843
#*AutoNation, Inc.	262,664	4,727,952
*Ballantyne Strong, Inc.	105,612	351,688
#Barnes & Noble, Inc.	42,524	743,320
*Bassett Furniture Industries, Inc.	24,963	108,090
*Beasley Broadcast Group, Inc.	42,542	152,726
*Beazer Homes USA, Inc.	238,357	929,592
#Belo Corp.	134,092	890,371
*Benihana, Inc.	7,882	37,045
*Benihana, Inc. Class A	2,947	12,996
#*BJ’s Restaurants, Inc.	303,336	6,412,523
*Bluegreen Corp.	125,183	305,447
Blyth, Inc.	17,375	488,064
Bob Evans Farms, Inc.	173,718	4,848,469
Bon-Ton Stores, Inc. (The)	93,677	819,674
Books-A-Million, Inc.	102,156	650,734
*Borders Group, Inc.	14,020	12,057
Bowl America, Inc. Class A	11,489	151,080
#*Boyd Gaming Corp.	172,201	1,343,168
#*Brookfield Homes Corp.	76,565	555,862
Brown Shoe Co., Inc.	197,650	2,421,213
Brunswick Corp.	484,902	5,202,998
*Build-A-Bear-Workshop, Inc.	107,352	512,069
#*Cabela’s, Inc.	206,264	3,324,976
*Cache, Inc.	56,466	237,157
*California Coastal Communities, Inc.	25,667	35,934
#Callaway Golf Co.	266,214	1,985,956
*Carmike Cinemas, Inc.	55,800	403,434
*Carriage Services, Inc.	175,846	677,007
*Cavco Industries, Inc.	22,884	820,163
#*Charming Shoppes, Inc.	273,776	1,590,639
*Chico’s FAS, Inc.	492,017	6,283,057
Christopher & Banks Corp.	133,649	888,766
#Churchill Downs, Inc.	29,028	1,053,716
Cinemark Holdings, Inc.	111,639	1,583,041
*Clear Channel Outdoor Holdings, Inc.	87,916	892,347
*Coast Distribution System, Inc.	17,974	70,638
*Cobra Electronics Corp.	6,230	9,719
*Coldwater Creek, Inc.	82,318	367,138
#*Collective Brands, Inc.	186,772	3,675,673
Collectors Universe, Inc.	15,225	145,703

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Concord Camera Corp.	—	$2
#*Conn’s, Inc.	135,198	759,813
#Cooper Tire & Rubber Co.	339,472	5,781,208
*Core-Mark Holding Co., Inc.	58,860	1,755,205
*Craftmade International, Inc.	1,300	3,900
#*Crocs, Inc.	137,074	1,007,494
CSS Industries, Inc.	39,700	688,001
*Culp, Inc.	67,786	881,896
*Cybex International, Inc.	54,864	68,580
#D.R. Horton, Inc.	295,648	3,485,690
*Dana Holding Corp.	287,313	2,962,197
*dELiA*s, Inc.	48,228	85,846
*Delta Apparel, Inc.	16,474	209,549
*Destination Maternity Corp.	8,828	214,785
Dillard’s, Inc.	440,846	7,300,410
#*DineEquity, Inc.	78,626	1,787,955
*Dixie Group, Inc.	112,317	267,876
*Dorman Products, Inc.	75,979	1,173,876
Dover Motorsports, Inc.	109,057	244,288
*Drew Industries, Inc.	33,667	626,206
#*DSW, Inc.	10,600	255,460
*Duckwall-ALCO Stores, Inc.	10,636	131,036
*Emerson Radio Corp.	252,295	605,508
#*Entercom Communications Corp.	8,500	71,910
*Escalade, Inc.	4,501	11,117
*Ethan Allen Interiors, Inc.	4,300	62,307
*EW Scripps Co.	188,137	1,279,332
*Exide Technologies	107,075	827,690
*Federal Mogul Corp.	60,964	998,590
Finish Line, Inc. Class A	308,915	3,425,867
*Fisher Communications, Inc.	37,422	481,247
*Flanigan’s Enterprises, Inc.	5,016	30,848
Flexsteel Industries, Inc.	22,599	263,730
Foot Locker, Inc.	423,473	4,781,010
*Franklin Electronic Publishers, Inc.	33,024	81,900
#Fred’s, Inc.	291,446	2,923,203
Frisch’s Restaurants, Inc.	13,039	312,284
*Full House Resorts, Inc.	7,729	21,950
*Furniture Brands International, Inc.	165,518	854,073
*Gaiam, Inc.	3,775	24,349
*GameTech International, Inc.	23,401	37,442
*Gander Mountain Co.	147,456	774,144
Gannett Co., Inc.	121,527	1,962,661
#*Gaylord Entertainment Co.	120,317	2,314,899
*Genesco, Inc.	109,777	2,588,542
*G-III Apparel Group, Ltd.	95,865	1,669,010
*Global Traffic Network, Inc.	2,633	11,691
*Golfsmith International Holdings, Inc.	1,610	3,703
*Gray Television, Inc.	28,541	56,511
*Gray Television, Inc. Class A	2,900	5,858
*Great Wolf Resorts, Inc.	115,019	265,694
#*Group 1 Automotive, Inc.	148,931	4,318,999
*Hallwood Group, Inc.	703	31,094
#Harte-Hanks, Inc.	91,134	962,375
*Hastings Entertainment, Inc.	74,141	308,427
#Haverty Furniture Cos., Inc.	121,800	1,501,794
*Heelys, Inc.	42,344	88,076
*Helen of Troy, Ltd.	169,978	4,006,381
*Hollywood Media Corp.	95,388	127,820
Hooker Furniture Corp.	21,195	269,388
*Hot Topic, Inc.	290,499	1,670,369

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Iconix Brand Group, Inc.	234,319	$2,957,106
International Speedway Corp.	30,550	785,440
*Isle of Capri Casinos, Inc.	68,759	553,510
*J. Alexander’s Corp.	38,794	129,960
#*Jackson Hewitt Tax Service, Inc.	18,400	50,416
#*JAKKS Pacific, Inc.	213,554	2,349,094
Jarden Corp.	202,700	6,178,296
*Jo-Ann Stores, Inc.	102,336	3,583,807
*Johnson Outdoors, Inc.	102,746	1,090,135
Jones Apparel Group, Inc.	238,100	3,438,164
Journal Communications, Inc.	118,893	418,503
*Kenneth Cole Productions, Inc. Class A	39,958	409,170
*Kid Brands, Inc.	70,979	354,185
KSW, Inc.	9,140	35,920
#*K-Swiss, Inc. Class A	80,728	733,010
Lacrosse Footwear, Inc.	11,416	155,029
*Lakeland Industries, Inc.	35,027	295,278
*Lakes Entertainment, Inc.	104,829	261,024
#*Landry’s Restaurants, Inc.	50,500	1,047,370
•*Lazare Kaplan International, Inc.	42,210	105,525
#*La-Z-Boy, Inc.	39,000	395,850
*Leapfrog Enterprises, Inc.	3,911	12,945
*Lee Enterprises, Inc.	73,556	311,877
#Lennar Corp. Class A	398,000	6,113,280
Lennar Corp. Class B	55,907	681,506
*Liberty Media Corp. Capital Class A	360,759	9,340,051
*Liberty Media Corp. Interactive Class A	398,821	4,139,762
#*Life Time Fitness, Inc.	26,053	623,969
*Lifetime Brands, Inc.	58,720	467,998
*Lithia Motors, Inc.	110,558	862,352
#*Live Nation Entertainment, Inc.	198,710	2,279,204
#*Liz Claiborne, Inc.	186,971	910,549
*Lodgian, Inc.	249,376	613,465
*Luby’s, Inc.	177,750	609,682
*M/I Homes, Inc.	105,014	1,083,744
*Mac-Gray Corp.	94,135	843,450
Marcus Corp.	100,400	1,122,472
*MarineMax, Inc.	100,398	906,594
*McClatchy Co. (The)	159,348	852,512
*McCormick & Schmick’s Seafood Restaurants, Inc.	23,520	194,510
*Media General, Inc.	74,400	606,360
Men’s Wearhouse, Inc. (The)	159,140	3,206,671
Meredith Corp.	12,145	376,252
#*Meritage Homes Corp.	82,195	1,840,346
*Modine Manufacturing Co.	108,606	1,032,843
#*Mohawk Industries, Inc.	153,400	6,352,294
*Morton’s Restaurant Group, Inc.	67,422	258,226
*Motorcar Parts of America, Inc.	2,600	14,872
#Movado Group, Inc.	112,307	1,227,516
*MTR Gaming Group, Inc.	99,393	175,926
*Multimedia Games, Inc.	81,965	404,087
*Nautilus, Inc.	87,311	219,151
*New Frontier Media, Inc.	58,365	123,150
*New York & Co., Inc.	80,210	288,756
*O’Charley’s, Inc.	154,420	1,142,708
*Office Depot, Inc.	348,910	1,981,809
*OfficeMax, Inc.	159,588	2,069,856
*Orbitz Worldwide, Inc.	7,152	43,913
#*Orient-Express Hotels, Ltd.	182,556	1,781,747
#*Orleans Homebuilders, Inc.	101,928	148,815
*Outdoor Channel Holdings, Inc.	112,358	567,408

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Oxford Industries, Inc.	65,856	$1,174,871
*P & F Industries, Inc. Class A	2,025	5,376
#*Pacific Sunwear of California, Inc.	243,139	855,849
*Palm Harbor Homes, Inc.	27,276	55,916
#*Penske Automotive Group, Inc.	173,467	2,438,946
Pep Boys - Manny, Moe & Jack (The)	369,000	3,081,150
*Perry Ellis International, Inc.	101,852	1,632,688
Phillips-Van Heusen Corp.	91,788	3,606,351
*Phoenix Footwear Group, Inc.	294	147
*Pier 1 Imports, Inc.	31,506	160,681
*Pinnacle Entertainment, Inc.	232,760	1,899,322
*Point.360	7,043	9,790
*Pulte Homes, Inc.	7,605	80,005
*Quiksilver, Inc.	20,534	41,479
*Radio One, Inc. Class D	23,065	74,039
*RC2 Corp.	37,910	544,767
*Reading International, Inc. Class A	14,992	60,568
*Reading International, Inc. Class B	6,238	39,830
*Red Lion Hotels Corp.	96,956	574,949
*Red Robin Gourmet Burgers, Inc.	59,376	1,094,300
#Regis Corp.	169,270	2,696,471
*Rent-A-Center, Inc.	112,426	2,248,520
*Retail Ventures, Inc.	91,172	754,904
*Rex Stores Corp.	113,415	1,712,566
*Rick’s Cabaret International, Inc.	40,398	450,034
*Rocky Brands, Inc.	38,436	330,165
#*Royal Caribbean Cruises, Ltd.	333,477	8,700,415
*Rubio’s Restaurants, Inc.	41,282	319,936
#*Ruby Tuesday, Inc.	111,132	767,922
#Ryland Group, Inc.	99,132	2,206,678
*Saga Communications, Inc.	26,882	352,154
#*Saks, Inc.	405,658	2,612,438
*Salem Communications Corp.	47,180	252,413
Scholastic Corp.	226,522	6,773,008
Service Corp. International	542,336	4,159,717
*Shiloh Industries, Inc.	202,654	911,943
*Shoe Carnival, Inc.	79,586	1,454,036
#*Signet Jewelers, Ltd. ADR	51,200	1,400,832
*Sinclair Broadcast Group, Inc. Class A	305,178	1,541,149
*Skechers U.S.A., Inc. Class A	101,000	2,834,060
Skyline Corp.	32,437	593,921
*Smith & Wesson Holding Corp.	11,995	47,500
Spartan Motors, Inc.	56,327	337,962
Speedway Motorsports, Inc.	242,713	4,033,890
*Sport Chalet, Inc. Class A	132,485	251,722
*Sport Chalet, Inc. Class B	4,960	10,763
Sport Supply Group, Inc.	70,651	840,040
Stage Stores, Inc.	146,798	1,896,630
*Standard Motor Products, Inc.	77,366	606,549
*Standard Pacific Corp.	447,129	1,623,078
*Stanley Furniture, Inc.	42,099	410,465
#*Steak n Shake Co. (The)	6,710	2,155,520
*Stein Mart, Inc.	29,940	236,526
*Steinway Musical Instruments, Inc.	48,087	783,818
#Stewart Enterprises, Inc.	297,552	1,508,589
*Stoneridge, Inc.	126,623	883,829
*Strattec Security Corp.	12,659	251,408
Superior Industries International, Inc.	115,253	1,695,372
*Syms Corp.	43,494	340,123
#Systemax, Inc.	259,652	4,551,700
*Tandy Brands Accessories, Inc.	56,879	167,793

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tandy Leather Factory, Inc.	1,500	$5,550
#*Timberland Co. Class A	56,300	968,360
*Trans World Entertainment Corp.	58,697	76,306
*TRW Automotive Holdings Corp.	188,819	4,348,502
*Tuesday Morning Corp.	45,088	197,035
*Unifi, Inc.	248,888	831,286
UniFirst Corp.	41,884	2,104,252
#*Vail Resorts, Inc.	4,800	161,760
*Valassis Communications, Inc.	40,428	846,158
#*ValueVision Media, Inc.	16,700	68,804
Wendy’s/Arby’s Group, Inc.	502,700	2,317,447
#*West Marine, Inc.	115,710	970,807
Whirlpool Corp.	117,954	8,867,782
Williams-Sonoma, Inc.	21,972	417,029
Wyndham Worldwide Corp.	377,800	7,930,022
#*Zale Corp.	115,140	251,005

Total Consumer Discretionary		332,324,188

Consumer Staples — (3.1%)
*Alliance One International, Inc.	236,190	1,202,207
Andersons, Inc. (The)	22,096	596,150
B&G Foods, Inc.	107,912	969,050
Bridgford Foods Corp.	5,253	51,742
CCA Industries, Inc.	5,434	30,050
*Central European Distribution Corp.	1,300	41,665
*Central Garden & Pet Co.	86,189	822,243
*Central Garden & Pet Co. Class A	117,280	1,030,891
#*Chiquita Brands International, Inc.	287,200	4,213,224
*Constellation Brands, Inc. Class A	334,585	5,380,127
#*Craft Brewers Alliance, Inc.	69,735	163,877
Del Monte Foods Co.	713,356	8,117,991
*Elizabeth Arden, Inc.	36,543	567,147
Farmer Brothers Co.	89,937	1,546,017
*Fresh Del Monte Produce, Inc.	121,667	2,473,490
Golden Enterprises, Inc.	26,984	90,666
#*Great Atlantic & Pacific Tea Co.	92,556	693,244
Griffin Land & Nurseries, Inc. Class A	6,064	167,548
#*Hain Celestial Group, Inc.	142,630	2,280,654
*Harbinger Group, Inc.	38,586	275,504
Imperial Sugar Co.	54,595	894,812
Ingles Markets, Inc.	37,131	525,775
Mannatech, Inc.	93,700	283,911
*MGP Ingredients, Inc.	63,146	414,869
#Nash-Finch Co.	146,692	5,060,874
*Natural Alternatives International, Inc.	960	7,349
*Nutraceutical International Corp.	70,773	919,341
Oil-Dri Corp. of America	25,538	405,543
*Omega Protein Corp.	155,249	667,571
*Pantry, Inc.	68,244	919,247
*Parlux Fragrances, Inc.	144,752	246,078
*PC Group, Inc.	1,952	644
*Physicians Formula Holdings, Inc.	19,883	45,930
*Prestige Brands Holdings, Inc.	286,186	2,223,665
*Ralcorp Holdings, Inc.	24,600	1,520,280
*Sanfilippo (John B.) & Son, Inc.	48,275	736,194
Schiff Nutrition International, Inc.	62,206	497,648
*Seneca Foods Corp.	2,800	75,600
*Seneca Foods Corp. Class B	1,500	40,500
#*Smart Balance, Inc.	13,400	74,504
#*Smithfield Foods, Inc.	404,673	6,094,375
Spartan Stores, Inc.	26,543	359,392

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#*SUPERVALU, Inc.	73,349	$1,078,964
*Susser Holdings Corp.	47,141	415,784
Tasty Baking Co.	55,327	381,203
#*TreeHouse Foods, Inc.	123,830	4,797,174
#Universal Corp.	60,430	2,742,918
Weis Markets, Inc.	52,084	1,849,503
*Winn-Dixie Stores, Inc.	247,279	2,504,936

Total Consumer Staples		66,498,071

Energy — (7.5%)
Adams Resources & Energy, Inc.	22,043	462,903
#*Allis-Chalmers Energy, Inc.	169,007	616,876
#Alon USA Energy, Inc.	94,096	673,727
*Approach Resources, Inc.	36,207	290,018
*Atlas Energy, Inc.	42,500	1,285,625
*ATP Oil & Gas Corp.	167,497	2,423,682
*Barnwell Industries, Inc.	15,041	57,306
*Basic Energy Services, Inc.	186,615	1,752,315
#Berry Petroleum Corp. Class A	68,009	1,841,684
#*Bill Barrett Corp.	29,599	917,569
#*Brigham Exploration Co.	77,862	1,015,320
#*Bristow Group, Inc.	114,800	4,098,360
*Bronco Drilling Co., Inc.	123,157	618,248
*Cal Dive International, Inc.	101,541	714,849
#*Carrizo Oil & Gas, Inc.	34,000	816,000
Cimarex Energy Co.	269,028	13,238,868
*Clayton Williams Energy, Inc.	3,704	121,565
*Complete Production Services, Inc.	197,673	2,476,843
*Crosstex Energy, Inc.	131,225	1,016,994
*CVR Energy, Inc.	144,394	1,158,040
*Dawson Geophysical Co.	17,406	377,536
Delek US Holdings, Inc.	104,726	730,987
*Double Eagle Petroleum Co.	13,884	61,228
*Encore Acquisition Co.	42,810	2,038,612
#*Exterran Holdings, Inc.	165,549	3,357,334
General Maritime Corp.	2,800	21,672
*Geokinetics, Inc.	26,342	258,152
*GeoMet, Inc.	68,052	74,177
*GeoResources, Inc.	15,965	204,033
#*Global Industries, Ltd.	199,670	1,391,700
#*Green Plains Renewable Energy, Inc.	7,507	98,041
Gulf Island Fabrication, Inc.	37,322	651,642
*GulfMark Offshore, Inc.	73,650	1,808,108
*Harvest Natural Resources, Inc.	71,469	320,896
*Helix Energy Solutions Group, Inc.	271,900	2,884,859
*Hercules Offshore, Inc.	273,475	1,066,552
*HKN, Inc.	28,526	83,581
Holly Corp.	56,600	1,477,260
#*Hornbeck Offshore Services, Inc.	56,912	1,224,177
*International Coal Group, Inc.	400,671	1,430,395
*ION Geophysical Corp.	6,300	29,925
*Key Energy Services, Inc.	252,392	2,440,631
*Mariner Energy, Inc.	134,335	1,941,141
Massey Energy Co.	68,000	2,619,360
*Mitcham Industries, Inc.	28,067	207,696
*Natural Gas Services Group, Inc.	68,721	1,079,607
*Newpark Resources, Inc.	477,251	1,904,231
#*Oil States International, Inc.	46,553	1,715,013
*OMNI Energy Services Corp.	22,743	35,252
#Overseas Shipholding Group, Inc.	71,813	3,203,578
*OYO Geospace Corp.	200	7,494

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Parker Drilling Co.	298,846	$1,437,449
#*Patriot Coal Corp.	171,800	2,661,182
#Patterson-UTI Energy, Inc.	340,610	5,231,770
#Penn Virginia Corp.	114,200	2,771,634
*Petroleum Development Corp.	100,408	2,104,552
*PHI, Inc. Non-Voting	106,652	2,075,448
*Pioneer Drilling Co.	255,930	2,034,644
#Pioneer Natural Resources Co.	85,275	3,750,394
*Plains Exploration & Production Co.	245,238	8,178,687
*Rex Energy Corp.	58,678	727,020
*Rosetta Resources, Inc.	233,164	4,793,852
*Rowan Cos., Inc.	238,371	5,120,209
*SEACOR Holdings, Inc.	69,842	4,906,400
Southern Union Co.	1	12
St. Mary Land & Exploration Co.	46,054	1,475,570
*Stone Energy Corp.	114,530	1,825,608
*Sunoco, Inc.	149,091	3,740,693
*Superior Energy Services, Inc.	101,152	2,323,461
*Superior Well Services, Inc.	36,596	579,315
*Swift Energy Corp.	135,270	3,389,866
*T-3 Energy Services, Inc.	34,989	789,002
#Tesoro Petroleum Corp.	359,016	4,487,700
*Tetra Technologies, Inc.	91,145	953,377
Tidewater, Inc.	54,800	2,565,736
#Toreador Resources Corp.	30,613	386,030
*Trico Marine Services, Inc.	101,153	354,036
*Union Drilling, Inc.	38,839	282,360
#*Unit Corp.	103,566	4,716,396
#*USEC, Inc.	458,132	1,832,528
#*Western Refining, Inc.	232,471	1,062,392
*Whiting Petroleum Corp.	167,363	11,139,681
#*Willbros Group, Inc.	15,361	234,870

Total Energy		158,273,536

Financials — (23.3%)
1st Source Corp.	222,706	3,396,266
21st Century Holding Co.	56,827	229,013
Abington Bancorp, Inc.	138,816	991,146
Access National Corp.	1,000	5,850
Advance America Cash Advance Centers, Inc.	4,652	22,469
*Affirmative Insurance Holdings, Inc.	33,023	143,320
*Allegheny Corp.	14,770	3,856,595
Alliance Bancorp, Inc. of Pennsylvania	650	5,395
Alliance Financial Corp.	4,790	122,001
Allied World Assurance Co. Holdings, Ltd.	121,383	5,433,103
#*Amcore Financial, Inc.	30,478	26,516
Ameriana Bancorp	945	3,052
#American Capital, Ltd.	392,446	1,448,126
American Equity Investment Life Holding Co.	418,680	3,073,111
American Financial Group, Inc.	275,910	6,845,327
*American Independence Corp.	20,458	93,084
American National Bankshares, Inc.	2,900	54,781
American National Insurance Co.	30,651	3,262,492
American Physicians Capital, Inc.	122,325	3,395,742
*American Safety Insurance Holdings, Ltd.	28,639	393,786
#*AmeriCredit Corp.	350,332	7,346,462
Ameris Bancorp	69,649	650,522
*AMERISAFE, Inc.	124,121	2,147,293
*AmeriServe Financial, Inc.	182,092	267,675
*Argo Group International Holdings, Ltd.	95,928	2,565,115
Arrow Financial Corp.	7,973	207,139

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Aspen Insurance Holdings, Ltd.	206,615	$5,502,157
*Asset Acceptance Capital Corp.	45,178	262,936
Associated Banc-Corp.	151,331	1,924,930
Assurant, Inc.	191,343	6,013,910
Assured Guaranty, Ltd.	278,643	6,314,050
ASTA Funding, Inc.	24,537	153,111
#Astoria Financial Corp.	307,511	4,059,145
*Atlantic American Corp.	6,923	9,000
Atlantic Coast Federal Corp.	10,126	15,290
*Avatar Holdings, Inc.	38,020	644,059
#*B of I Holding, Inc.	41,911	497,484
Baldwin & Lyons, Inc. Class B	58,263	1,386,077
Bancorp Rhode Island, Inc.	5,930	146,293
*Bancorp, Inc.	32,598	238,291
#BancTrust Financial Group, Inc.	33,931	132,331
Bank Mutual Corp.	247,399	1,652,625
#*Bank of Florida Corp.	23,149	28,010
BankAtlantic Bancorp, Inc.	35,925	52,810
BankFinancial Corp.	137,417	1,312,332
#Banner Corp.	59,900	177,304
Bar Harbor Bankshares	9,963	269,101
#BCB Bancorp, Inc.	1,775	16,419
*Berkshire Bancorp, Inc.	2,534	14,951
Berkshire Hills Bancorp, Inc.	66,866	1,106,632
#Boston Private Financial Holdings, Inc.	210,995	1,512,834
Brookline Bancorp, Inc.	131,811	1,319,428
Cadence Financial Corp.	44,680	82,658
California First National Bancorp	16,094	207,774
Camco Financial Corp.	13,888	41,803
Camden National Corp.	33,447	970,632
#Capital Bank Corp.	2,558	10,539
#Capital City Bank Group, Inc.	4,411	52,844
Capital Southwest Corp.	25,174	2,050,422
#CapitalSource, Inc.	235,040	1,125,842
#Capitol Bancorp, Ltd.	115,782	266,299
Cardinal Financial Corp.	145,099	1,353,774
Carrollton Bancorp	200	1,006
Cascade Financial Corp.	37,309	82,453
Cash America International, Inc.	82	3,082
#Cathay General Bancorp	129,843	1,243,896
#Center Bancorp, Inc.	37,338	309,159
*Center Financial Corp.	99,225	472,311
CenterState Banks of Florida, Inc.	2,000	22,120
Central Bancorp, Inc.	3,917	33,275
*Central Jersey Bancorp	21,939	65,378
#*Central Pacific Financial Corp.	1,120	1,814
Centrue Financial Corp.	5,660	17,603
CFS Bancorp, Inc.	118,688	415,408
Chemical Financial Corp.	81,548	1,728,002
*Chicopee Bancorp, Inc.	1,000	12,950
Citizens Community Bancorp, Inc.	24,951	104,170
Citizens South Banking Corp.	18,073	85,124
#*Citizens, Inc.	174,668	1,126,609
City National Corp.	58,601	2,894,303
*CNA Surety Corp.	241,846	3,385,844
#CoBiz Financial, Inc.	44,743	238,928
Codorus Valley Bancorp, Inc.	1,188	6,748
#Columbia Banking System, Inc.	129,208	2,453,660
#Comerica, Inc.	277,200	9,566,172
#Commonwealth Bankshares, Inc.	1,526	2,823
Community Bank System, Inc.	280,031	5,855,448

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Community Capital Corp.	1,239	$3,655
#Community Trust Bancorp, Inc.	1,960	49,647
*Community West Bancshares	16,252	48,756
#CompuCredit Holdings Corp.	174,548	582,990
#*Conseco, Inc.	808,031	3,846,228
*Consumer Portfolio Services, Inc.	79,513	111,318
*Crescent Financial Corp.	47,032	148,621
#CVB Financial Corp.	400	3,832
Danvers Bancorp, Inc.	28,495	388,672
#*Dearborn Bancorp, Inc.	23,318	37,775
Delphi Financial Group, Inc. Class A	111,871	2,265,388
Dime Community Bancshares, Inc.	19,117	231,125
Donegal Group, Inc. Class A	70,126	1,034,359
Donegal Group, Inc. Class B	6,311	108,675
#*Doral Financial Corp.	45,862	162,810
East West Bancorp, Inc.	163,697	2,689,542
Eastern Insurance Holdings, Inc.	54,171	456,662
Eastern Virginia Bankshares, Inc.	1,500	11,385
ECB Bancorp, Inc.	874	10,095
EMC Insurance Group, Inc.	154,551	3,196,115
*Employers Holdings, Inc.	52,724	697,539
*Encore Bancshares, Inc.	25,818	212,740
#*Encore Capital Group, Inc.	139,660	2,202,438
Endurance Specialty Holdings, Ltd.	174,222	6,275,476
Enterprise Financial Services Corp.	20,959	195,757
ESB Financial Corp.	8,257	96,772
ESSA Bancorp, Inc.	62,999	746,538
#F.N.B. Corp.	296,473	2,101,994
Farmers Capital Bank Corp.	7,684	68,080
FBL Financial Group, Inc. Class A	74,825	1,342,360
Federal Agricultural Mortgage Corp.	56,289	425,545
#Federal Agricultural Mortgage Corp. Class A	500	3,445
Fidelity Bancorp, Inc.	1,900	9,358
Fidelity National Financial, Inc.	306,661	3,955,927
*Fidelity Southern Corp.	17,329	87,859
Financial Federal Corp.	6,120	166,831
Financial Institutions, Inc.	18,059	227,543
*First Acceptance Corp.	101,596	195,064
First Advantage Bancorp	2,023	21,221
First American Corp.	221,135	6,538,962
#First Bancorp (318672102)	249,321	568,452
First Bancorp (318910106)	36,721	568,441
First Bancorp, Inc.	5,884	82,788
*First Bancshares, Inc.	2,300	18,745
First Busey Corp.	158,284	561,908
First Business Financial Services, Inc.	1,900	19,285
#*First California Financial Group, Inc.	1,106	3,053
First Citizens BancShares, Inc.	23,844	3,998,877
First Commonwealth Financial Corp.	194,078	1,137,297
First Community Bancshares, Inc.	8,913	103,926
First Defiance Financial Corp.	27,431	289,671
#First Federal Bancshares of Arkansas, Inc.	18,162	57,029
*First Federal of Northern Michigan Bancorp, Inc.	7,336	9,243
First Financial Corp.	64,748	1,787,045
First Financial Holdings, Inc.	46,171	544,356
First Financial Northwest, Inc.	120,447	745,567
First Financial Service Corp.	1,300	11,453
First Franklin Corp.	1,300	8,444
*First Horizon National Corp.	217,627	2,818,270
*First Keystone Financial, Inc.	2,200	25,850
First M&F Corp.	4,572	14,676

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Marblehead Corp. (The)	104,270	$223,138
First Merchants Corp.	214,931	1,452,934
First Mercury Financial Corp.	45,136	591,733
First Midwest Bancorp, Inc.	176,996	2,331,037
First Niagara Financial Group, Inc.	318,651	4,375,078
First PacTrust Bancorp, Inc.	13,222	87,662
First Place Financial Corp.	158,729	496,822
First Security Group, Inc.	29,107	67,819
#*First South Bancorp, Inc.	167	1,687
#First United Corp.	6,970	41,820
First West Virginia Bancorp, Inc.	780	9,633
Firstbank Corp.	12,251	96,536
*FirstCity Financial Corp.	56,581	347,973
Flagstone Reinsurance Holdings, Ltd.	172,408	1,805,112
Flushing Financial Corp.	75,775	928,244
#FNB United Corp.	35,716	57,503
#*Forest City Enterprises, Inc. Class A	237,431	2,685,345
*Forestar Group, Inc.	2,600	48,282
*FPIC Insurance Group, Inc.	81,891	3,107,763
#Fulton Financial Corp.	429,069	3,964,598
*Genworth Financial, Inc.	525,160	7,268,214
German American Bancorp, Inc.	64,365	956,464
Great Southern Bancorp, Inc.	20,800	467,376
#Greene Bancshares, Inc.	38,183	215,734
*Greenlight Capital Re, Ltd.	100	2,415
*Guaranty Bancorp	294,576	427,135
*Guaranty Federal Bancshares, Inc.	13,552	77,246
*Hallmark Financial Services, Inc.	99,347	779,874
Hampden Bancorp, Inc.	14,065	150,496
#Hampton Roads Bankshares, Inc.	46,268	92,073
Hanover Insurance Group, Inc.	79,952	3,391,564
Harleysville Group, Inc.	236,479	7,638,272
Harleysville National Corp.	177,701	1,135,509
Harleysville Savings Financial Corp.	812	11,149
*Harris & Harris Group, Inc.	151,003	610,052
Hawthorn Bancshares, Inc.	2,628	26,017
HCC Insurance Holdings, Inc.	206,869	5,606,150
Heartland Financial USA, Inc.	4,323	60,306
Heritage Commerce Corp.	53,451	203,114
Heritage Financial Corp.	1,432	20,134
Heritage Financial Group	1,572	13,063
HF Financial Corp.	5,809	58,903
*Hilltop Holdings, Inc.	173,803	1,967,450
Hingham Institution for Savings	200	6,536
*HMN Financial, Inc.	24,044	129,838
Home Federal Bancorp, Inc.	94,853	1,261,545
HopFed Bancorp, Inc.	22,294	231,858
Horace Mann Educators Corp.	313,125	3,754,369
#Huntington Bancshares, Inc.	1,265,538	6,061,927
IBERIABANK Corp.	58,009	3,100,001
Independence Holding Co.	30,786	250,290
Independent Bank Corp. (453836108)	54,954	1,280,428
#Independent Bank Corp. (453838104)	12,403	9,054
Indiana Community Bancorp	3,207	26,073
Infinity Property & Casualty Corp.	138,471	5,491,760
Integra Bank Corp.	110,965	78,785
#*Interactive Brokers Group, Inc.	73,000	1,160,700
*International Assets Holding Corp.	9,895	147,337
International Bancshares Corp.	91,464	1,906,110
*Intervest Bancshares Corp.	5,962	23,848
*Investors Bancorp, Inc.	40,548	479,683

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Investors Title Co.	7,282	$249,845
Janus Capital Group, Inc.	21,800	266,178
Jefferson Bancshares, Inc.	3,955	20,803
JMP Group, Inc.	19,932	154,872
#Jones Lang LaSalle, Inc.	77,306	4,407,215
*LaBranche & Co., Inc.	78,409	348,136
Lakeland Bancorp, Inc.	108,448	746,122
Lakeland Financial Corp.	7,429	137,808
Landmark Bancorp, Inc.	1,598	24,338
Legacy Bancorp, Inc.	55,833	535,438
Legg Mason, Inc.	143,841	3,708,221
LNB Bancorp, Inc.	48,953	203,155
*Louisiana Bancorp, Inc.	4,919	72,063
LSB Corp.	7,757	85,017
LSB Financial Corp.	500	5,050
#M&T Bank Corp.	19,806	1,460,692
#*Macatawa Bank Corp.	83,171	154,698
*Magyar Bancorp, Inc.	4,390	15,255
MainSource Financial Group, Inc.	130,468	718,879
*Market Leader, Inc.	200	386
*Marlin Business Services Corp.	46,099	452,692
Marshall & Ilsley Corp.	429,600	2,968,536
Max Capital Group, Ltd.	80,637	1,815,945
Mayflower Bancorp, Inc.	475	2,874
MB Financial, Inc.	189,500	3,843,060
*MBIA, Inc.	489,612	2,413,787
MBT Financial Corp.	43,272	77,024
*MCG Capital Corp.	298,399	1,369,651
Meadowbrook Insurance Group, Inc.	377,032	2,544,966
Medallion Financial Corp.	95,372	765,837
#*Mercantile Bancorp, Inc.	3,852	9,630
#Mercantile Bank Corp.	10,031	38,017
Mercer Insurance Group, Inc.	39,743	675,631
*Meridian Interstate Bancorp, Inc.	10,083	95,990
Meta Financial Group, Inc.	10,687	191,190
*Metro Bancorp, Inc.	31,088	399,792
MetroCorp Bancshares, Inc.	12,016	42,056
#*MF Global Holdings, Ltd.	430,217	2,817,921
#*MGIC Investment Corp.	189,169	1,144,472
MicroFinancial, Inc.	38,611	122,011
MidSouth Bancorp, Inc.	27,600	416,760
MidWestOne Financial Group, Inc.	1,182	11,229
Montpelier Re Holdings, Ltd.	147,170	2,485,701
MutualFirst Financial, Inc.	11,165	72,238
*Nara Bancorp, Inc.	77,035	704,100
*National Financial Partners Corp.	175,333	1,481,564
#National Penn Bancshares, Inc.	361,576	2,169,456
National Western Life Insurance Co. Class A	3,964	644,150
*Navigators Group, Inc.	101,452	4,328,957
Nelnet, Inc. Class A	144,974	2,419,616
*New Century Bancorp, Inc.	3,600	18,864
New Hampshire Thrift Bancshares, Inc.	8,225	85,951
New Westfield Financial, Inc.	110,618	902,643
NewAlliance Bancshares, Inc.	533,508	6,210,033
*NewBridge Bancorp	28,841	63,739
*Newport Bancorp, Inc.	1,000	11,455
*NewStar Financial, Inc.	95,150	413,902
North Central Bancshares, Inc.	3,500	55,440
*North Valley Bancorp	13,146	24,452
Northeast Bancorp	1,100	12,463
Northeast Community Bancorp, Inc.	50,944	305,155

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northrim Bancorp, Inc.	21,017	$336,903
NYMAGIC, Inc.	65,670	1,031,019
*Ocean Shore Holding Co.	175	1,636
OceanFirst Financial Corp.	17,716	183,538
#*Ocwen Financial Corp.	160,601	1,471,105
Old National Bancorp	100,429	1,209,165
Old Republic International Corp.	573,555	6,073,947
#Old Second Bancorp, Inc.	31,474	186,326
OneBeacon Insurance Group, Ltd.	94,983	1,232,879
Oriental Financial Group, Inc.	51,532	586,434
Pacific Continental Corp.	11,604	117,781
#*Pacific Mercantile Bancorp	59,804	178,814
*Pacific Premier Bancorp, Inc.	9,368	31,102
Pamrapo Bancorp, Inc.	2,507	19,881
#*Park Bancorp, Inc.	400	2,780
#Park National Corp.	2,132	116,834
Parkvale Financial Corp.	6,957	48,699
#Patriot National Bancorp	9,031	15,895
#*Penson Worldwide, Inc.	89,128	750,458
Peoples Bancorp of North Carolina	1,200	6,144
Peoples Bancorp, Inc.	55,610	721,818
#*PHH Corp.	218,763	3,815,227
#*Phoenix Cos., Inc. (The)	558,412	1,312,268
*PICO Holdings, Inc.	127,171	3,991,898
*Pinnacle Financial Partners, Inc.	139,279	2,105,898
#*Piper Jaffray Cos., Inc.	78,100	3,794,098
#Platinum Underwriters Holdings, Ltd.	89,288	3,237,583
*PMA Capital Corp.	346,175	2,083,974
#*PMI Group, Inc. (The)	233,227	501,438
Porter Bancorp, Inc.	3,834	53,746
#Preferred Bank	51,187	81,899
Premier Financial Bancorp, Inc.	8,084	59,498
Presidential Life Corp.	231,485	2,090,310
#Princeton National Bancorp, Inc.	5,102	56,811
PrivateBancorp, Inc.	9,400	127,840
*ProAssurance Corp.	98,073	4,978,185
Prosperity Bancshares, Inc.	78,432	3,162,378
Protective Life Corp.	118,500	1,996,725
Provident Financial Holdings, Inc.	31,623	112,262
Provident Financial Services, Inc.	265,959	3,031,933
Provident New York Bancorp	197,079	1,606,194
Pulaski Financial Corp.	12,074	81,862
QC Holdings, Inc.	104,900	645,135
Radian Group, Inc.	275,440	1,771,079
#*Rainier Pacific Financial Group, Inc.	4,000	1,208
Reinsurance Group of America, Inc.	159,148	7,753,691
RenaissanceRe Holdings, Ltd.	59,700	3,234,546
Renasant Corp.	144,024	2,066,744
*Republic First Bancorp, Inc.	5,842	25,530
Resource America, Inc.	56,677	217,073
*Riverview Bancorp, Inc.	33,096	79,430
#RLI Corp.	53,748	2,765,872
Rockville Financial, Inc.	19,088	185,535
Rome Bancorp, Inc.	67,122	537,647
Rurban Financial Corp.	1,320	8,620
S&T Bancorp, Inc.	17,738	310,770
*Safeguard Scientifics, Inc.	38,978	422,132
Safety Insurance Group, Inc.	88,538	3,098,830
Sanders Morris Harris Group, Inc.	115,206	544,924
#Sandy Spring Bancorp, Inc.	88,987	1,066,954
SCBT Financial Corp.	17,588	527,640

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Seabright Insurance Holdings	139,806	$1,423,225
Seacoast Banking Corp. of Florida	95,420	146,947
Selective Insurance Group, Inc.	316,488	4,896,069
Shore Bancshares, Inc.	3,823	50,846
*SI Financial Group, Inc.	17,273	91,374
Simmons First National Corp. Class A	138,480	3,716,803
*SLM Corp.	170,983	1,800,451
Smithtown Bancorp, Inc.	33,025	178,665
Somerset Hills Bancorp	16,951	132,048
*Southcoast Financial Corp.	12,010	36,630
Southern Community Financial Corp.	120,522	266,354
*Southern Connecticut Bancorp, Inc.	800	2,720
*Southern First Bancshares, Inc.	9,649	72,753
Southwest Bancorp, Inc.	95,709	716,860
StanCorp Financial Group, Inc.	77,685	3,338,901
State Auto Financial Corp.	167,895	2,637,630
State Bancorp, Inc.	4,908	36,074
StellarOne Corp.	66,272	693,205
Sterling Bancshares, Inc.	158,472	809,792
Stewart Information Services Corp.	73,400	753,084
*Stratus Properties, Inc.	39,127	393,226
Student Loan Corp.	12,528	567,518
*Sun Bancorp, Inc.	75,600	288,036
#*Superior Bancorp	7,435	24,907
#Susquehanna Bancshares, Inc.	262,193	2,058,215
Sussex Bancorp	2,715	9,638
SWS Group, Inc.	82,234	986,808
#Synovus Financial Corp.	377,060	1,040,686
#*Taylor Capital Group, Inc.	38,113	347,209
Teche Holding Co.	1,400	43,638
*Tennessee Commerce Bancorp, Inc.	5,621	39,010
*Texas Capital Bancshares, Inc.	12,145	204,643
TF Financial Corp.	6,677	128,198
*Thomas Properties Group, Inc.	20,251	53,665
*Thomas Weisel Partners Group, Inc.	70,376	300,506
#*TIB Financial Corp.	2,881	2,506
*Tidelands Bancshares, Inc.	2,800	10,640
#*TierOne Corp.	1,100	1,094
Timberland Bancorp, Inc.	59,792	264,281
#*Torchmark Corp.	94,300	4,234,070
*Tower Financial Corp.	2,779	19,231
Tower Group, Inc.	14	309
#TowneBank	4,405	47,089
Transatlantic Holdings, Inc.	175,369	8,714,086
*Tree.com, Inc.	19,447	142,158
TriCo Bancshares	12,984	224,104
Trustmark Corp.	114,923	2,620,244
Umpqua Holdings Corp.	304,037	3,757,897
Unico American Corp.	35,600	345,676
Union Bankshares Corp.	73,995	950,836
*United America Indemnity, Ltd.	57,577	408,221
#United Bankshares, Inc.	90,796	2,260,820
*United Community Banks, Inc.	228,998	1,028,201
*United Community Financial Corp.	261,527	470,749
United Financial Bancorp, Inc.	111,537	1,465,596
United Fire & Casualty Co.	93,410	1,571,156
#*United Security Bancshares	977	4,932
United Western Bancorp, Inc.	18,603	61,948
Unitrin, Inc.	260,675	5,656,648
*Unity Bancorp, Inc.	15,011	60,044
Univest Corp. of Pennsylvania	4,099	72,060

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Validus Holdings, Ltd.	229,890	$6,092,085
#*Virginia Commerce Bancorp, Inc.	61,477	357,181
VIST Financial Corp.	4,024	25,754
W. R. Berkley Corp.	72,734	1,769,618
Wainwright Bank & Trust Co.	7,220	65,052
Washington Banking Co.	8,605	101,539
Washington Federal, Inc.	197,653	3,686,228
*Waterstone Financial, Inc.	4,086	8,989
Wayne Savings Bancshares, Inc.	300	1,845
Webster Financial Corp.	227,956	3,526,479
WesBanco, Inc.	212,813	3,087,917
#Wesco Financial Corp.	100	35,300
West Bancorporation	93,554	477,125
West Coast Bancorp	8,250	21,532
*Western Alliance Bancorp	104,458	535,870
White Mountains Insurance Group, Ltd.	25,436	8,151,475
#Whitney Holding Corp.	263,941	3,278,147
Wilber Corp.	4,700	32,289
#Wilmington Trust Corp.	156,040	2,047,245
Wilshire Bancorp, Inc.	67,716	623,664
#Wintrust Financial Corp.	108,018	3,752,545
WSB Holdings, Inc.	2,298	5,745
WVS Financial Corp.	1,304	18,875
Yadkin Valley Financial Corp.	45,744	186,178
Zenith National Insurance Corp.	120,194	3,353,413
#Zions Bancorporation	256,376	4,863,453
*ZipRealty, Inc.	38,116	158,563

Total Financials		495,427,512

Health Care — (6.0%)
*Accelrys, Inc.	62,970	358,299
*Adolor Corp.	73,873	115,981
#*Air Methods Corp.	7,331	224,109
*Albany Molecular Research, Inc.	256,910	2,438,076
*Allied Healthcare International, Inc.	223,434	596,569
*Allied Healthcare Products, Inc.	26,236	131,180
*American Dental Partners, Inc.	78,621	994,556
*American Shared Hospital Services	8,624	22,509
*AMICAS, Inc.	160,872	863,883
*AMN Healthcare Services, Inc.	61,025	530,918
*AngioDynamics, Inc.	191,153	3,068,006
*Anika Therapeutics, Inc.	49,300	309,111
*Animal Health International, Inc.	4,200	7,938
*ARCA Biopharma, Inc.	3,350	9,816
*Assisted Living Concepts, Inc.	52,514	1,356,437
*Bioanalytical Systems, Inc.	12,419	10,493
*BioScrip, Inc.	198,813	1,445,371
*BMP Sunstone Corp.	8,673	46,661
*Brookdale Senior Living, Inc.	67,034	1,223,371
*Caliper Life Sciences, Inc.	213,467	625,458
*Cambrex Corp.	176,050	947,149
*Cantel Medical Corp.	112,752	2,173,859
*Capital Senior Living Corp.	245,552	1,237,582
*Cardiac Science Corp.	137,450	357,370
*CardioNet, Inc.	6,314	38,263
*Celera Corp.	128,503	864,825
*Community Health Systems, Inc.	174,055	5,677,674
*Conmed Corp.	289,759	6,232,716
*Continucare Corp.	25,655	124,170
#Cooper Cos., Inc.	121,300	4,284,316
*Coventry Health Care, Inc.	207,875	4,756,180

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cross Country Healthcare, Inc.	277,044	$2,510,019
*Cutera, Inc.	83,682	738,912
*Cynosure, Inc.	17,063	173,019
Daxor Corp.	10,080	115,013
*Digirad Corp.	11,191	22,158
*Dynacq Healthcare, Inc.	7,262	22,149
#*Emeritus Corp.	6,651	121,048
Ensign Group, Inc.	34,100	582,769
*ev3, Inc.	41,411	603,772
*Five Star Quality Care, Inc.	53,542	169,193
*Gentiva Health Services, Inc.	151,714	3,874,776
#*Greatbatch, Inc.	100,828	1,981,270
*Harvard Bioscience, Inc.	129,856	448,003
*Health Net, Inc.	107,769	2,614,476
*HealthSpring, Inc.	273,045	4,748,253
*HealthTronics, Inc.	268,771	755,247
*Healthways, Inc.	104,846	1,788,673
Hill-Rom Holdings, Inc.	156,600	3,659,742
#*Hi-Tech Pharmacal Co., Inc.	39,440	849,538
*Hologic, Inc.	297,583	4,484,576
*Home Diagnostics, Inc.	39,034	238,888
*IntegraMed America, Inc.	89,545	726,210
#Invacare Corp.	139,045	3,481,687
*InVentiv Health, Inc.	78,752	1,210,418
*Inverness Medical Innovations, Inc.	142,480	5,751,918
*Iridex Corp.	14,676	42,560
*Kendle International, Inc.	36,992	748,718
Kewaunee Scientific Corp.	10,051	145,488
*Kindred Healthcare, Inc.	155,000	2,621,050
#*King Pharmaceuticals, Inc.	78,900	947,589
*K-V Pharmaceutical Co.	101,631	350,627
*Lannet Co., Inc.	19,461	113,847
*LCA-Vision, Inc.	109,013	634,456
*LeMaitre Vascular, Inc.	43,582	202,656
*Lexicon Pharmaceuticals, Inc.	15,937	28,368
#*LifePoint Hospitals, Inc.	162,149	4,861,227
*Martek Biosciences Corp.	1,500	32,310
*Matrixx Initiatives, Inc.	4,400	20,724
*Maxygen, Inc.	188,843	1,055,632
*MedCath Corp.	138,393	939,688
#*MediciNova, Inc.	2,650	18,961
*MEDTOX Scientific, Inc.	29,700	247,104
*Misonix, Inc.	28,468	58,359
*Molina Healthcare, Inc.	23,174	515,622
*National Dentex Corp.	6,141	51,032
*Nighthawk Radiology Holdings, Inc.	36,920	146,572
*NovaMed, Inc.	93,884	387,741
*NxStage Medical, Inc.	17,639	143,052
*Odyssey Healthcare, Inc.	159,825	2,346,231
Omnicare, Inc.	341,925	8,548,125
*Osteotech, Inc.	167,822	567,238
*OTIX Global, Inc.	105,112	89,345
*Par Pharmaceutical Cos., Inc.	84,491	2,223,803
*PDI, Inc.	95,738	476,775
*Prospect Medical Holdings, Inc.	27,050	159,866
#*Psychiatric Solutions, Inc.	4,300	94,815
*Regeneration Technologies, Inc.	148,421	469,010
*Res-Care, Inc.	138,420	1,247,164
*Salix Pharmaceuticals, Ltd.	21,122	618,030
*Skilled Healthcare Group, Inc.	37,960	248,258
*Solta Medical, Inc.	900	1,620

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Span-American Medical System, Inc.	12,454	$207,982
*SRI/Surgical Express, Inc.	22,799	50,386
*Strategic Diagnostics, Inc.	33,915	49,855
*Sun Healthcare Group, Inc.	35,982	314,483
*SunLink Health Systems, Inc.	4,759	8,471
*Sunrise Senior Living, Inc.	98,107	291,378
*Symmetry Medical, Inc.	26,599	237,263
Teleflex, Inc.	22,851	1,306,163
*Theragenics Corp.	223,700	297,521
*Tomotherapy, Inc.	123,203	498,972
#*Triple-S Management Corp.	65,427	1,085,434
*Universal American Corp.	261,000	3,486,960
#*Viropharma, Inc.	368,803	3,643,774
*Vital Images, Inc.	56,893	809,018
*WellCare Health Plans, Inc.	1,285	40,066
Young Innovations, Inc.	34,782	799,638
*Zoll Medical Corp.	48	1,336

Total Health Care		127,276,936

Industrials — (11.9%)
*A.T. Cross Co.	70,005	315,023
#*AAR Corp.	118,476	2,745,089
Aceto Corp.	220,642	1,164,990
*AeroCentury Corp.	4,464	64,282
#*AGCO Corp.	93,600	2,893,176
*Air Transport Services Group, Inc.	6,429	14,851
Aircastle, Ltd.	210,592	2,002,730
#*AirTran Holdings, Inc.	51,900	250,158
Alamo Group, Inc.	66,795	1,198,970
*Alaska Air Group, Inc.	144,700	4,534,898
Albany International Corp.	33,200	660,348
#Alexander & Baldwin, Inc.	120,438	3,847,994
*Allied Defense Group, Inc.	44,901	323,736
*Altra Holdings, Inc.	45,945	506,314
*Amerco, Inc.	93,653	3,539,147
American Railcar Industries, Inc.	64,452	638,719
*American Reprographics Co.	16,200	113,886
American Woodmark Corp.	60,166	1,212,947
#Ameron International Corp.	47,402	3,272,160
Ampco-Pittsburgh Corp.	15,221	388,592
*AMREP Corp.	7,120	97,544
#Apogee Enterprises, Inc.	63,711	876,663
Applied Industrial Technologies, Inc.	241,068	5,255,282
*Argon ST, Inc.	74,301	1,884,273
Arkansas Best Corp.	75,615	1,704,362
#*Armstrong World Industries, Inc.	80,400	2,928,972
#*Arotech Corp.	33,113	55,630
*ATC Technology Corp.	68,853	1,505,815
*Atlas Air Worldwide Holdings, Inc.	61,010	2,237,237
*Avalon Holding Corp. Class A	12,927	29,086
#*Avis Budget Group, Inc.	247,205	2,674,758
#Baldor Electric Co.	83,389	2,058,041
#Barnes Group, Inc.	62,835	1,007,873
Barrett Business Services, Inc.	18,370	235,320
*BE Aerospace, Inc.	32,600	731,218
*Beacon Roofing Supply, Inc.	5,663	95,138
*BlueLinx Holdings, Inc.	119,456	339,255
Bowne & Co., Inc.	178,775	1,174,552
Briggs & Stratton Corp.	135,521	2,240,162
*BTU International, Inc.	4,153	22,219
#*Builders FirstSource, Inc.	2,581	8,646

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*C&D Technologies, Inc.	48,132	$71,235
*CAI International, Inc.	32,045	254,437
Cascade Corp.	20,390	590,291
*Casella Waste Systems, Inc.	16,708	72,680
CDI Corp.	138,950	1,791,066
*CECO Environmental Corp.	14,484	53,156
*Celadon Group, Inc.	95,943	942,160
#*Cenveo, Inc.	8,421	60,800
*Ceradyne, Inc.	83,612	1,633,778
*Champion Industries, Inc.	41,391	63,742
Chase Corp.	684	8,311
Chicago Rivet & Machine Co.	1,073	15,827
CIRCOR International, Inc.	76,936	2,173,442
#*Coleman Cable, Inc.	2,484	10,905
*Columbus McKinnon Corp.	46,322	629,053
*Commercial Vehicle Group, Inc.	36,850	176,512
CompX International, Inc.	2,700	21,033
*Consolidated Graphics, Inc.	56,195	1,896,581
*Cornell Cos., Inc.	128,042	2,688,882
Courier Corp.	161	2,251
*Covenant Transportation Group, Inc.	83,424	300,326
*CPI Aerostructures, Inc.	19,611	120,608
*CRA International, Inc.	24,918	646,622
*Dollar Thrifty Automotive Group, Inc.	25,700	626,052
Ducommun, Inc.	75,133	1,350,891
*Dycom Industries, Inc.	127,414	1,040,972
#*Eagle Bulk Shipping, Inc.	197,498	987,490
Eastern Co.	36,461	432,063
Ecology & Environment, Inc. Class A	7,958	120,166
Encore Wire Corp.	85,599	1,712,836
#*Energy Conversion Devices, Inc.	35,110	319,852
*EnerSys, Inc.	69,516	1,354,867
Ennis, Inc.	169,099	2,536,485
#*EnPro Industries, Inc.	116,417	2,834,754
Espey Manufacturing & Electronics Corp.	10,570	209,180
*Esterline Technologies Corp.	117,300	4,429,248
#*Evergreen Solar, Inc.	41,007	59,050
*ExpressJet Holdings, Inc.	63,911	223,689
Federal Signal Corp.	191,024	1,239,746
*Flanders Corp.	12,351	43,105
*Franklin Covey Co.	83,265	436,309
Freightcar America, Inc.	49,447	964,216
Frozen Food Express Industries, Inc.	131,556	473,602
G & K Services, Inc. Class A	68,337	1,708,425
Gardner Denver Machinery, Inc.	12,904	514,224
GATX Corp.	170,900	4,480,998
#*Genco Shipping & Trading, Ltd.	50,200	961,832
*Gencor Industries, Inc.	30,056	208,889
*Gibraltar Industries, Inc.	123,933	1,727,626
*GP Strategies Corp.	98,944	732,186
Great Lakes Dredge & Dock Corp.	184,115	1,088,120
Greenbrier Cos., Inc.	99,612	811,838
*Griffon Corp.	232,921	2,750,797
*H&E Equipment Services, Inc.	128,032	1,358,420
Hardinge, Inc.	76,964	400,982
*Herley Industries, Inc.	150,887	1,846,857
*Hertz Global Holdings, Inc.	535,252	5,545,211
#*Hoku Scientific, Inc.	100	246
Horizon Lines, Inc.	43,530	206,332
*Hudson Highland Group, Inc.	98,517	402,935
*Hurco Cos., Inc.	32,892	551,270

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*ICT Group, Inc.	21,004	$333,123
*Innovative Solutions & Support, Inc.	2,164	8,764
*Insituform Technologies, Inc. Class A	32,798	671,703
Insteel Industries, Inc.	45,215	446,724
#*Interline Brands, Inc.	144,199	2,422,543
International Shipholding Corp.	29,172	803,980
*Intersections, Inc.	85,874	371,834
#*JetBlue Airways Corp.	418,364	2,066,718
*Kadant, Inc.	129,724	1,974,399
Kaman Corp. Class A	55,408	1,379,105
#*Kansas City Southern	131,433	3,903,560
*Kelly Services, Inc. Class A	129,612	1,700,509
Kennametal, Inc.	27,000	660,960
*Key Technology, Inc.	11,012	158,793
*Kforce, Inc.	87,397	1,168,498
Kimball International, Inc. Class B	180,974	1,426,075
#*Korn/Ferry International	14,500	214,600
*Kratos Defense & Security Solutions, Inc.	6,500	61,815
L.S. Starrett Co. Class A	18,664	181,601
*Ladish Co., Inc.	60,122	928,885
Lawson Products, Inc.	33,900	547,485
*Layne Christensen Co.	52,947	1,341,148
*LECG Corp.	106,734	304,192
*LGL Group, Inc.	10,433	41,732
*LMI Aerospace, Inc.	38,651	490,481
LSI Industries, Inc.	86,561	515,904
*Lydall, Inc.	131,546	832,686
*M&F Worldwide Corp.	176,418	6,402,209
*Magnetek, Inc.	19,234	26,158
#Manitowoc Co., Inc. (The)	83,953	915,088
*Marten Transport, Ltd.	169,388	2,982,923
McGrath Rentcorp	31,253	658,501
*Metalico, Inc.	286,968	1,414,752
*MFRI, Inc.	53,154	362,510
*Miller Industries, Inc.	49,118	550,613
#*Mobile Mini, Inc.	116,111	1,631,360
*Moog, Inc.	21,103	636,889
Mueller Industries, Inc.	67,280	1,654,415
Mueller Water Products, Inc.	381,916	1,722,441
Multi-Color Corp.	900	10,521
NACCO Industries, Inc. Class A	27,400	1,474,668
National Technical Systems, Inc.	104,047	586,825
*NN, Inc.	160,834	638,511
#*Northwest Pipe Co.	81,700	1,954,264
#*Ocean Power Technologies, Inc.	32,657	196,922
*On Assignment, Inc.	154,704	1,079,834
*Orion Energy Systems, Inc.	1,195	5,688
Oshkosh Truck Corp. Class B	193,927	6,994,947
*Owens Corning, Inc.	268,753	6,915,015
*P.A.M. Transportation Services, Inc.	60,286	611,300
#*Pacer International, Inc.	49,283	147,849
*Park-Ohio Holdings Corp.	42,100	384,794
*Patrick Industries, Inc.	6,319	16,240
*Patriot Transportation Holding, Inc.	8,523	759,314
*PGT, Inc.	5,849	11,230
*Pinnacle Airlines Corp.	36,802	280,063
*Polypore International, Inc.	65,000	872,950
Portec Rail Products, Inc.	14,102	153,994
*PowerSecure International, Inc.	94,399	621,145
Preformed Line Products Co.	20,974	756,113
Providence & Worcester Railroad Co.	12,000	145,860

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Quanex Building Products Corp.	13,125	$211,050
*Quixote Corp.	2,351	14,952
R. R. Donnelley & Sons Co.	62,605	1,240,831
*RCM Technologies, Inc.	93,190	242,294
#Regal-Beloit Corp.	2,791	132,293
*Republic Airways Holdings, Inc.	324,320	1,585,925
Robbins & Myers, Inc.	5,026	111,678
*Rush Enterprises, Inc. Class A	263,181	2,989,736
*Rush Enterprises, Inc. Class B	51,902	515,906
Ryder System, Inc.	255,543	9,301,765
*Saia, Inc.	126,141	1,513,692
*Sauer-Danfoss, Inc.	26,990	306,876
Schawk, Inc.	136,772	1,761,623
#*School Specialty, Inc.	60,014	1,325,709
Seaboard Corp.	2,323	2,857,290
Servotronics, Inc.	5,550	52,170
SIFCO Industries, Inc.	13,489	169,557
SkyWest, Inc.	229,708	3,360,628
*SL Industries, Inc.	4,799	40,792
*Sparton Corp.	30,357	188,213
*Spherion Corp.	148,570	837,935
Standex International Corp.	85,425	1,948,544
Steelcase, Inc. Class A	191,605	1,356,563
Superior Uniform Group, Inc.	39,336	401,621
*Supreme Industries, Inc.	15,254	39,203
*Sypris Solutions, Inc.	24,605	72,339
TAL International Group, Inc.	85,944	1,211,810
Technology Research Corp.	27,960	98,140
*Tecumseh Products Co. Class A	31,087	344,444
*Tecumseh Products Co. Class B	7,143	80,716
#Textainer Group Holdings, Ltd.	3,705	63,133
Timken Co.	10,640	238,442
#Titan International, Inc.	28,444	220,725
#*Titan Machinery, Inc.	700	7,714
Todd Shipyards Corp.	31,926	477,613
*TRC Cos., Inc.	90,876	244,456
Tredegar Industries, Inc.	257,286	4,162,887
*Trimas Corp.	464,012	2,746,951
#Trinity Industries, Inc.	212,431	3,322,421
Triumph Group, Inc.	42,820	2,180,823
*Tufco Technologies, Inc.	2,846	9,392
#*Tutor Perini Corp.	132,280	2,521,257
Twin Disc, Inc.	41,335	398,056
*U.S. Home Systems, Inc.	7,102	15,908
*United Capital Corp.	4,025	95,191
#*United Rentals, Inc.	200,220	1,603,762
Universal Forest Products, Inc.	62,910	2,135,165
*URS Corp.	23,200	1,041,216
*USA Truck, Inc.	63,539	784,707
#*USG Corp.	195,165	2,343,932
*Valpey Fisher Corp.	13,337	18,805
*Versar, Inc.	1,000	3,170
Viad Corp.	78,973	1,558,137
*Vicor Corp.	20,100	174,066
Virco Manufacturing Corp.	24,957	88,098
*Volt Information Sciences, Inc.	126,865	1,178,576
*Wabash National Corp.	9,900	29,304
*Waste Services, Inc.	130,812	1,187,773
Watts Water Technologies, Inc.	83,601	2,418,577
*WCA Waste Corp.	76,693	314,441
#Werner Enterprises, Inc.	9,842	194,675

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Willis Lease Finance Corp.	35,581	$586,731

Total Industrials		252,979,637

Information Technology — (11.9%)
*3Com Corp.	42,673	317,914
*Acorn Energy, Inc.	18,133	113,694
*Actel Corp.	181,869	2,004,196
*ActivIdentity Corp.	342,530	780,968
*Adaptec, Inc.	631,185	1,918,802
#*ADC Telecommunications, Inc.	115,100	611,181
*Adept Technology, Inc.	1,000	3,230
*Advanced Analogic Technologies, Inc.	3,600	12,024
*Advanced Energy Industries, Inc.	100	1,312
*Aehr Test Systems	9,509	17,306
*Aetrium, Inc.	2,380	6,307
Agilysys, Inc.	208,773	1,753,693
American Software, Inc. Class A	44,972	246,447
*Amtech Systems, Inc.	49,174	511,901
#*Anadigics, Inc.	345,546	1,250,877
*Anaren, Inc.	158,931	2,039,085
*Applied Micro Circuits Corp.	87,706	642,885
#*Arris Group, Inc.	327,869	3,291,805
*Arrow Electronics, Inc.	168,767	4,433,509
Astro-Med, Inc.	18,213	132,044
*AuthenTec, Inc.	24,744	63,345
*Aviat Networks, Inc.	99,625	716,304
*Avid Technology, Inc.	171,516	2,166,247
AVX Corp.	318,551	3,784,386
*Aware, Inc.	33,667	85,851
*AXT, Inc.	155,965	452,299
Bel Fuse, Inc. Class A	10,162	176,209
Bel Fuse, Inc. Class B	47,372	898,647
*Benchmark Electronics, Inc.	267,505	4,873,941
Black Box Corp.	45,632	1,254,424
*Brightpoint, Inc.	33,342	194,717
*Brooks Automation, Inc.	150,881	1,258,348
*Bsquare Corp.	37,599	92,494
*CalAmp Corp.	26,470	76,763
•*California Micro Devices Corp.	133,376	626,867
*Cascade Microtech, Inc.	71,177	308,196
*CEVA, Inc.	85,468	1,016,215
*Checkpoint Systems, Inc.	102,961	1,651,494
*Ciber, Inc.	446,864	1,443,371
#*Ciena Corp.	49,297	628,537
*Coherent, Inc.	15,163	450,038
Cohu, Inc.	161,625	2,093,044
*Comarco, Inc.	38,000	98,800
•#*Commerce One LLC	110	—
Communications Systems, Inc.	39,848	474,590
*Concurrent Computer Corp.	32,991	141,531
*Convergys Corp.	348,068	3,724,328
*CPI International, Inc.	45,532	509,958
*Cray, Inc.	18,732	88,415
*CSP, Inc.	4,766	17,777
CTS Corp.	286,383	2,179,375
*CyberOptics Corp.	73,404	532,913
*Cypress Semiconductor Corp.	199,509	2,005,065
*Datalink Corp.	10,080	46,166
*Dataram Corp.	30,882	86,161
*DDi Corp.	57,892	249,515
*Digi International, Inc.	192,083	1,843,997

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Digimarc Corp.	21,057	$330,805
*Ditech Networks, Inc.	212,832	268,168
*DivX, Inc.	27,534	154,741
*Dot Hill Systems Corp.	43,040	71,016
*Double-Take Software, Inc.	10,079	102,907
*DSP Group, Inc.	126,082	868,705
*Dynamics Research Corp.	35,578	399,185
*EchoStar Corp.	107,998	2,073,562
*Edgewater Technology, Inc.	78,198	234,594
*EFJohnson Technologies, Inc.	23,908	23,430
Electro Rent Corp.	130,092	1,520,775
*Electro Scientific Industries, Inc.	245,569	2,752,828
*Electronics for Imaging, Inc.	183,168	2,122,917
*EMS Technologies, Inc.	76,434	979,884
*Emulex Corp.	264,604	2,974,149
*Endwave Corp.	59,236	143,351
#*Entegris, Inc.	145,960	531,294
*Epicor Software Corp.	320,600	2,459,002
#*EPIQ Systems, Inc.	75,753	905,248
*ePlus, Inc.	25,833	406,095
*Euronet Worldwide, Inc.	109,629	2,238,624
*Exar Corp.	198,948	1,398,604
*Fairchild Semiconductor Corp. Class A	247,855	2,225,738
*Frequency Electronics, Inc.	21,587	107,503
*FSI International, Inc.	97,000	232,800
*Gerber Scientific, Inc.	207,688	1,017,671
*Globecomm Systems, Inc.	105,415	766,367
*GSI Technology, Inc.	93,698	417,893
*GTSI Corp.	93,664	511,405
*Hackett Group, Inc.	229,511	532,466
*Harmonic, Inc.	170,805	1,036,786
*Hauppauge Digital, Inc.	3,155	2,271
*Henry Bros. Electronics, Inc.	7,362	31,693
*Hutchinson Technology, Inc.	91,676	616,979
*Hypercom Corp.	114,851	393,939
*I.D. Systems, Inc.	59,298	170,185
*IAC/InterActiveCorp	403,904	8,110,392
#*ICx Technologies, Inc.	8,027	55,065
*Ikanos Communications, Inc.	166,080	357,072
*Imation Corp.	171,888	1,536,679
*infoGROUP, Inc.	102,751	792,210
*InfoSpace, Inc.	137,336	1,273,105
*Ingram Micro, Inc.	412,271	6,967,380
*Insight Enterprises, Inc.	125,712	1,446,945
*Integral Systems, Inc.	1,890	14,024
*Integrated Device Technology, Inc.	425,684	2,413,628
*Integrated Silicon Solution, Inc.	228,703	1,319,616
*Intellicheck Mobilisa, Inc.	1,827	5,152
*Internap Network Services Corp.	202,949	903,123
*International Rectifier Corp.	91,300	1,647,052
#*Internet Brands, Inc.	199,148	1,559,329
*Internet Capital Group, Inc.	425,386	2,650,155
*Interphase Corp.	43,384	114,968
*Intevac, Inc.	132,621	1,887,197
*IntriCon Corp.	8,166	24,498
*INX, Inc.	3,900	22,425
*Ixia	41,859	310,594
*IXYS Corp.	115,082	800,971
#*JDA Software Group, Inc.	69,987	1,834,359
*JDS Uniphase Corp.	375,106	2,948,333
Keithley Instruments, Inc.	38,633	209,777

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*KEY Tronic Corp.	72,852	$351,875
Keynote Systems, Inc.	96,456	932,730
*Kopin Corp.	240,266	987,493
*KVH Industries, Inc.	37,815	491,595
#*L-1 Identity Solutions, Inc.	363,008	2,718,930
*Lattice Semiconductor Corp.	610,593	1,581,436
#*Lawson Software, Inc.	173,000	1,048,380
*LeCroy Corp.	61,116	235,297
*Lionbridge Technologies, Inc.	68,329	158,523
*LoJack Corp.	3,423	14,650
*LookSmart, Ltd.	116,701	113,200
#*Loral Space & Communications, Inc.	72,134	2,053,655
*Mace Security International, Inc.	64,702	60,820
Marchex, Inc. Class B	35,893	197,053
*Mattson Technology, Inc.	23,818	78,599
*Measurement Specialties, Inc.	31,031	369,890
*MEMSIC, Inc.	7,555	24,327
*Mercury Computer Systems, Inc.	106,517	1,271,813
#*Merix Corp.	4,239	10,216
*Merrimac Industries, Inc.	11,471	183,421
Methode Electronics, Inc.	230,965	2,538,305
*Micron Technology, Inc.	423,015	3,688,691
*Microtune, Inc.	16,700	37,074
#*MKS Instruments, Inc.	223,232	3,705,651
*ModusLink Global Solutions, Inc.	230,528	2,339,859
*MoSys, Inc.	42,250	189,702
#*Nanometrics, Inc.	120,927	1,052,065
*Napco Security Technologies, Inc.	2,643	5,524
*Network Equipment Technologies, Inc.	84,176	377,950
*Newport Corp.	213,255	1,814,800
*Nu Horizons Electronics Corp.	117,606	482,183
O.I. Corp.	8,610	68,191
*Occam Networks, Inc.	21,377	112,015
*OmniVision Technologies, Inc.	140,074	1,806,955
*Online Resources Corp.	23,209	112,099
*Oplink Communications, Inc.	129,469	1,922,615
OPNET Technologies, Inc.	48,521	570,122
*Opnext, Inc.	89,922	169,953
*Optelecom-NKF, Inc.	4,562	11,998
*Optical Cable Corp.	64,334	230,316
*ORBCOMM, Inc.	30,191	68,835
*OSI Systems, Inc.	73,747	1,952,083
*PAR Technology Corp.	66,596	385,591
*PC Connection, Inc.	250,745	1,604,768
*PC Mall, Inc.	125,762	642,644
*PC-Tel, Inc.	112,140	651,533
*PDF Solutions, Inc.	2,290	9,068
*Perceptron, Inc.	81,835	257,780
*Perficient, Inc.	8,200	79,622
*Performance Technologies, Inc.	67,536	190,452
*Pericom Semiconductor Corp.	294,378	2,590,526
*Pervasive Software, Inc.	213,624	1,093,755
*Photronics, Inc.	215,932	831,338
*Planar Systems, Inc.	21,171	47,635
Plantronics, Inc.	55,675	1,470,934
*PLATO Learning, Inc.	34,789	143,331
*PLX Technology, Inc.	100,396	445,758
*Presstek, Inc.	18,573	52,562
•*Price Communications Liquidation Trust	262,880	35,904
Qualstar Corp.	101,200	223,652
*RadiSys Corp.	121,980	916,070

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*RealNetworks, Inc.	604,192	$2,549,690
*RF Industries, Ltd.	1,555	7,697
Richardson Electronics, Ltd.	79,683	611,169
#*Rofin-Sinar Technologies, Inc.	113,400	2,482,326
*Rovi Corp.	107,765	3,111,176
*Rudolph Technologies, Inc.	167,156	1,048,068
*S1 Corp.	447,342	2,675,105
*Sandisk Corp.	371,916	9,454,105
*Sanmina-SCI Corp.	75,319	994,211
*SCM Microsystems, Inc.	104,195	213,600
*SeaChange International, Inc.	297,893	1,927,368
Servidyne, Inc.	18,317	33,062
#*Sigma Designs, Inc.	6,900	76,659
*Silicon Graphics International Corp.	68,637	549,782
*Silicon Image, Inc.	55,525	133,815
*Silicon Storage Technology, Inc.	800,162	2,136,433
#*Skyworks Solutions, Inc.	137,405	1,743,669
*Smart Modular Technologies (WWH), Inc.	109,669	666,788
*Smith Micro Software, Inc.	30,875	239,281
*SonicWALL, Inc.	350,464	2,670,536
*Soundbite Communications, Inc.	2,900	7,772
*Spectrum Control, Inc.	71,048	733,215
*Standard Microsystems Corp.	63,940	1,275,603
*StarTek, Inc.	88,175	652,495
*Support.com, Inc.	181,438	449,966
Sycamore Networks, Inc.	127,995	2,481,823
*Symmetricom, Inc.	325,331	1,659,188
*Symyx Technologies, Inc.	192,400	950,456
#*SYNNEX Corp.	180,476	4,777,200
*Tech Data Corp.	136,956	5,580,957
*TechTarget, Inc.	80,457	426,422
*TechTeam Global, Inc.	98,368	723,988
*Telular Corp.	85,343	370,389
#*Teradyne, Inc.	251,346	2,347,572
Tessco Technologies, Inc.	24,455	456,086
TheStreet.com, Inc.	151,698	480,883
#*THQ, Inc.	118,042	594,932
*Tier Technologies, Inc. Class B	212,891	1,639,261
*Tollgrade Communications, Inc.	78,752	489,837
*Track Data Corp.	13,582	42,376
*Transact Technologies, Inc.	1,204	8,645
*Trident Microsystems, Inc.	6,700	12,194
*Triquint Semiconductor, Inc.	641,710	3,850,260
TSR, Inc.	10,164	24,190
*TTM Technologies, Inc.	248,132	2,568,166
*Ultra Clean Holdings, Inc.	39,863	257,515
*Ultratech, Inc.	36,982	504,434
United Online, Inc.	142,904	903,153
#*UTStarcom, Inc.	512,046	1,106,019
#*ValueClick, Inc.	55,976	517,778
*Vicon Industries, Inc.	36,465	198,370
*Video Display Corp.	7,370	27,859
*Virage Logic Corp.	67,890	378,147
*Virtusa Corp.	395,360	3,522,658
*Vishay Intertechnology, Inc.	244,333	1,842,271
*Web.com Group, Inc.	87,971	490,878
*Wireless Ronin Technologies, Inc.	10,225	31,902
*WPCS International, Inc.	12,039	36,719
*X-Rite, Inc.	8,400	20,916
*ZiLOG, Inc.	29,342	104,458
*Zoran Corp.	117,719	1,291,377

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Zygo Corp.	82,785	$876,693

Total Information Technology		252,480,512

Materials — (6.0%)
A. Schulman, Inc.	249,817	5,625,879
A.M. Castle & Co.	171,794	1,666,402
*American Pacific Corp.	39,681	285,703
*Arabian American Development Co.	100	235
Arch Chemicals, Inc.	16,892	472,300
Ashland, Inc.	141,900	5,734,179
*Boise, Inc.	246,113	1,269,943
*Brush Engineered Materials, Inc.	109,200	1,962,324
*Buckeye Technologies, Inc.	215,900	2,469,896
*BWAY Holding Co.	43,721	745,880
Cabot Corp.	162,798	4,196,932
#Carpenter Technology Corp.	105,464	2,826,435
*Century Aluminum Co.	187,704	2,124,809
#*Coeur d’Alene Mines Corp.	204,930	2,873,119
Commercial Metals Co.	109,209	1,500,532
*Continental Materials Corp.	50	724
*Core Molding Technologies, Inc.	8,624	25,786
Cytec Industries, Inc.	97,591	3,641,120
*Domtar Corp.	77,927	3,784,914
Ferro Corp.	137,300	1,065,448
#*Flotek Industries, Inc.	32,700	48,396
Friedman Industries, Inc.	55,040	302,720
*Graphic Packaging Holding Co.	776,525	2,624,654
H.B. Fuller Co.	294	5,886
Haynes International, Inc.	40,017	1,172,098
*Headwaters, Inc.	284,432	1,561,532
#*Hecla Mining Co.	155,101	707,261
*Horsehead Holding Corp.	118,750	1,163,750
Huntsman Corp.	446,913	5,447,869
ICO, Inc.	56,970	439,808
*Innospec, Inc.	17,644	172,029
Kaiser Aluminum Corp.	54,413	1,912,617
*KapStone Paper & Packaging Corp.	175,503	1,621,648
*Kronos Worldwide, Inc.	40,756	595,445
*Landec Corp.	71,200	452,120
#*Louisiana-Pacific Corp.	322,075	2,289,953
#MeadWestavco Corp.	317,600	7,644,632
#*Mercer International, Inc.	18,980	59,218
Minerals Technologies, Inc.	46,819	2,237,948
#*Mines Management, Inc.	38,772	99,256
*Mod-Pac Corp.	6,879	30,405
Myers Industries, Inc.	202,522	1,851,051
Neenah Paper, Inc.	86,988	1,210,873
NL Industries, Inc.	33,306	225,815
*Northern Technologies International Corp.	19,155	197,871
Olympic Steel, Inc.	98,510	2,732,667
*OM Group, Inc.	169,000	5,512,780
P.H. Glatfelter Co.	173,288	2,391,374
Penford Corp.	63,394	650,422
*PolyOne Corp.	340,579	2,537,314
Quaker Chemical Corp.	68,632	1,200,374
*Ready Mix, Inc.	9,185	26,636
Reliance Steel & Aluminum Co.	180,558	7,355,933
*Rock of Ages Corp.	7,450	24,138
*Rockwood Holdings, Inc.	47,446	1,039,542
#*RTI International Metals, Inc.	86,100	2,130,975
Schnitzer Steel Industries, Inc. Class A	47,246	1,913,463

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Schweitzer-Maudoit International, Inc.	21,833	$1,642,715
Sensient Technologies Corp.	5,173	134,239
Spartech Corp.	81,757	824,928
#*Stillwater Mining Co.	208,890	2,099,344
Synalloy Corp.	20,457	163,042
Temple-Inland, Inc.	202,962	3,525,450
#Texas Industries, Inc.	65,900	2,236,646
#*U.S. Gold Corp.	170,060	379,234
*Universal Stainless & Alloy Products, Inc.	44,949	819,420
Wausau Paper Corp.	394,303	3,477,752
Westlake Chemical Corp.	205,655	4,222,097
#Worthington Industries, Inc.	237,788	3,440,792
*Zoltek Cos., Inc.	100,351	837,931

Total Materials		127,666,623

Other — (0.0%)
•Allen Organ Co. Escrow Shares	400	658
•*ePresence, Inc. Escrow Shares	49,500	—
•*Landco Real Estate LLC	400	—
•*MAIR Holdings, Inc. Escrow Shares	161,133	—
•*Petrocorp, Inc. Escrow Shares	4,900	294

Total Other		952

Telecommunication Services — (0.3%)
*Arbinet Corp.	97,806	218,107
CenturyTel, Inc.	30,751	1,045,842
*FiberTower Corp.	3,432	15,032
*General Communications, Inc. Class A	148,790	882,325
*IDT Corp.	9,377	34,507
*IDT Corp. Class B	40,368	179,638
*SureWest Communications	71,202	637,258
Telephone & Data Systems, Inc.	89,117	2,811,641
Telephone & Data Systems, Inc. Special Shares	37,543	1,066,972
*Xeta Corp.	76,949	236,233

Total Telecommunication Services		7,127,555

Utilities — (0.5%)
#*Dynegy, Inc.	818,200	1,325,484
Maine & Maritimes Corp.	5,278	172,168
Middlesex Water Co.	88	1,518
*Mirant Corp.	374,268	5,265,951
Pennichuck Corp.	1,835	36,645
*RRI Energy, Inc.	594,031	2,940,453
*SJW Corp.	5,738	125,834
#Unitil Corp.	31,325	681,945

Total Utilities		10,549,998

TOTAL COMMON STOCKS		1,830,605,520

RIGHTS/WARRANTS — (0.0%)
•*Lantronix, Inc. Warrants	259	—
•*West Coast Bancorp Rights 03/01/10	2,622	1,600

TOTAL RIGHTS/WARRANTS		1,600

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	10,212,513	10,212,513

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund LP	281,857,806	$281,857,806
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $1,148,934 FNMA 7.000%, 10/01/38, valued at $859,351) to be repurchased at $834,329	$834	834,321

TOTAL SECURITIES LENDING COLLATERAL		282,692,127

TOTAL INVESTMENTS — (100.0%) (Cost $2,054,045,948)##		$2,123,511,760

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$332,218,663	$105,525	—	$332,324,188
Consumer Staples	66,498,071	—	—	66,498,071
Energy	158,273,536	—	—	158,273,536
Financials	495,427,512	—	—	495,427,512
Health Care	127,276,936	—	—	127,276,936
Industrials	252,979,637	—	—	252,979,637
Information Technology	251,817,741	662,771	—	252,480,512
Materials	127,666,623	—	—	127,666,623
Other	—	952	—	952
Telecommunication Services	7,127,555	—	—	7,127,555
Utilities	10,549,998	—	—	10,549,998
Rights/Warrants	—	1,600	—	1,600
Temporary Cash Investments	10,212,513	—	—	10,212,513
Securities Lending Collateral	—	282,692,127	—	282,692,127

TOTAL	$1,840,048,785	$283,462,975	—	$2,123,511,760

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.1%)
Consumer Discretionary — (14.2%)
*1-800-FLOWERS.COM, Inc.	34,257	$70,912
*99 Cents Only Stores	135,045	1,760,987
#Aaron’s, Inc.	2,700	75,222
Aaron’s, Inc. Class A	6,547	145,998
*AC Moore Arts & Crafts, Inc.	26,555	74,354
Acme United Corp.	10,049	89,436
*AFC Enterprises, Inc.	46,208	378,906
*AH Belo Corp.	46,600	284,726
*Aldila, Inc.	9,002	37,808
*Alloy, Inc.	40,934	316,010
Ambassadors Group, Inc.	25,049	283,805
Amcon Distributing Co.	300	16,215
#*American Apparel, Inc.	53,121	150,332
*American Axle & Manufacturing Holdings, Inc.	89,658	838,302
American Greetings Corp. Class A	39,700	733,656
#*American Public Education, Inc.	8,487	323,694
*America’s Car-Mart, Inc.	31,593	743,383
*Amerigon, Inc.	29,910	243,766
Ameristar Casinos, Inc.	29,200	432,452
#*AnnTaylor Stores Corp.	44,200	555,152
*ante4, Inc.	13,892	13,058
#Arbitron, Inc.	19,600	496,076
#*Arctic Cat, Inc.	30,230	253,327
Ark Restaurants Corp.	5,761	79,070
#*ArvinMeritor, Inc.	69,529	673,736
*Asbury Automotive Group, Inc.	56,847	629,296
*Ascent Media Corp.	100	2,577
*Audiovox Corp. Class A	29,446	195,816
*Ballantyne Strong, Inc.	42,200	140,526
#Barnes & Noble, Inc.	2,850	49,818
*Bassett Furniture Industries, Inc.	17,528	75,896
*Beasley Broadcast Group, Inc.	20,332	72,992
#*Beazer Homes USA, Inc.	80,400	313,560
bebe stores, inc.	94,424	583,540
#Belo Corp.	55,796	370,485
*Benihana, Inc.	7,494	35,222
*Benihana, Inc. Class A	225	992
Big 5 Sporting Goods Corp.	31,036	453,436
#*BJ’s Restaurants, Inc.	44,025	930,688
#*Blue Nile, Inc.	18,348	945,839
*Bluegreen Corp.	70,432	171,854
Blyth, Inc.	16,425	461,378
Bob Evans Farms, Inc.	40,169	1,121,117
Bon-Ton Stores, Inc. (The)	34,014	297,622
Books-A-Million, Inc.	36,337	231,467
Bowl America, Inc. Class A	1,400	18,410
#*Boyd Gaming Corp.	45,200	352,560
*Brookfield Homes Corp.	44,403	322,366
Brown Shoe Co., Inc.	55,112	675,122
Brunswick Corp.	56,121	602,178
#Buckle, Inc.	20,405	619,088
#*Buffalo Wild Wings, Inc.	16,761	784,582
*Build-A-Bear-Workshop, Inc.	47,000	224,190
#*Cabela’s, Inc.	89,625	1,444,755
*Cache, Inc.	19,171	80,518
*California Coastal Communities, Inc.	3,247	4,546
#*California Pizza Kitchen, Inc.	40,271	555,740
Callaway Golf Co.	51,624	385,115

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Canterbury Park Holding Corp.	7,364	$52,505
#*Capella Education Co.	12,348	906,096
*Caribou Coffee Co., Inc.	35,388	255,855
*Carmike Cinemas, Inc.	45,755	330,809
*Carriage Services, Inc.	48,015	184,858
*Carrols Restaurant Group, Inc.	39,538	249,485
*Carter’s, Inc.	6,400	165,504
*Casual Male Retail Group, Inc.	110,998	310,794
Cato Corp. Class A	39,443	806,609
*Cavco Industries, Inc.	14,351	514,340
*CEC Entertainment, Inc.	20,200	670,438
*Charming Shoppes, Inc.	116,019	674,070
#*Cheesecake Factory, Inc.	59,030	1,247,894
Cherokee, Inc.	9,427	151,303
#*Chico’s FAS, Inc.	130,600	1,667,762
#*Children’s Place Retail Stores, Inc. (The)	28,465	905,187
Christopher & Banks Corp.	56,492	375,672
Churchill Downs, Inc.	15,447	560,726
Cinemark Holdings, Inc.	4,700	66,646
#*Citi Trends, Inc.	28,637	891,470
CKE Restaurants, Inc.	55,681	465,493
*CKX, Inc.	100	406
#*Coinstar, Inc.	30,098	777,431
*Coldwater Creek, Inc.	128,970	575,206
*Collective Brands, Inc.	85,299	1,678,684
Collectors Universe, Inc.	17,633	168,748
#Columbia Sportswear Co.	11,782	487,539
#*Conn’s, Inc.	11,629	65,355
Cooper Tire & Rubber Co.	80,100	1,364,103
*Core-Mark Holding Co., Inc.	26,078	777,646
#*Corinthian Colleges, Inc.	11,745	164,430
CPI Corp.	10,727	144,385
Cracker Barrel Old Country Store, Inc.	20,607	761,635
*Craftmade International, Inc.	10,221	30,663
#*Crocs, Inc.	65,900	484,365
#*Crown Media Holdings, Inc.	137,930	194,481
CSS Industries, Inc.	16,325	282,912
*Culp, Inc.	36,578	475,880
#*Cumulus Media, Inc.	2,900	7,105
*Cybex International, Inc.	18,000	22,500
*Dana Holding Corp.	38,200	393,842
*Deckers Outdoor Corp.	9,201	903,262
*dELiA*s, Inc.	27,460	48,879
*Delta Apparel, Inc.	5,459	69,438
*Destination Maternity Corp.	14,241	346,484
Dillard’s, Inc.	73,240	1,212,854
#*DineEquity, Inc.	16,000	363,840
*Dixie Group, Inc.	15,173	36,188
#*Dolan Media Co.	19,502	192,680
#*Domino’s Pizza, Inc.	38,700	437,310
*Dorman Products, Inc.	19,401	299,745
Dover Downs Gaming & Entertainment, Inc.	20,673	72,356
Dover Motorsports, Inc.	27,857	62,400
#*Dress Barn, Inc. (The)	61,844	1,455,808
*Drew Industries, Inc.	37,329	694,319
*Drugstore.com, Inc.	122,945	349,164
#*DSW, Inc.	18,857	454,454
*Duckwall-ALCO Stores, Inc.	1,500	18,480
#*Eastman Kodak Co.	227,400	1,375,770
Educational Development Corp.	2,007	12,042
*Einstein Noah Restaurant Group, Inc.	28,262	332,644

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Empire Resorts, Inc.	89,899	$203,172
*Entercom Communications Corp.	18,900	159,894
*Entravision Communications Corp.	70,109	208,224
*Escalade, Inc.	1,918	4,737
*Ethan Allen Interiors, Inc.	18,030	261,255
*EW Scripps Co.	89,163	606,308
*Exide Technologies	122,419	946,299
*Famous Dave’s of America, Inc.	19,401	121,256
*Federal Mogul Corp.	3,700	60,606
#*FGX International Holdings, Ltd.	34,841	684,626
Finish Line, Inc. Class A	96,347	1,068,488
*Fisher Communications, Inc.	20,046	257,792
*Flanigan’s Enterprises, Inc.	1,877	11,544
Flexsteel Industries, Inc.	2,036	23,760
FortuNet, Inc.	30,190	67,626
*Fossil, Inc.	24,489	799,566
*Franklin Electronic Publishers, Inc.	15,692	38,916
Fred’s, Inc.	60,442	606,233
Frisch’s Restaurants, Inc.	1,400	33,530
#*Fuel Systems Solutions, Inc.	33,054	1,178,045
*Full House Resorts, Inc.	23,516	66,785
*Furniture Brands International, Inc.	60,602	312,706
*Gaiam, Inc.	9,793	63,165
Gaming Partners International Corp.	20,656	116,913
*Gander Mountain Co.	58,304	306,096
#*Gaylord Entertainment Co.	47,363	911,264
*Genesco, Inc.	39,700	936,126
#*G-III Apparel Group, Ltd.	29,450	512,724
*Global Traffic Network, Inc.	12,454	55,296
*Golfsmith International Holdings, Inc.	100	230
*Gray Television, Inc.	40,609	80,406
*Great Wolf Resorts, Inc.	44,991	103,929
#*Group 1 Automotive, Inc.	36,186	1,049,394
*Gymboree Corp.	26,480	1,032,985
*Hallwood Group, Inc.	200	8,846
Harte-Hanks, Inc.	84,900	896,544
*Hastings Entertainment, Inc.	7,100	29,536
#Haverty Furniture Cos., Inc.	41,400	510,462
*Hawk Corp.	20,602	357,857
*Heelys, Inc.	2,626	5,462
*Helen of Troy, Ltd.	55,053	1,297,599
#*hhgregg, Inc.	23,777	506,450
#*Hibbett Sporting Goods, Inc.	24,029	509,895
Hillenbrand, Inc.	45,900	842,265
*Hollywood Media Corp.	46,147	61,837
Hooker Furniture Corp.	25,810	328,045
*Hot Topic, Inc.	103,079	592,704
#*Hovnanian Enterprises, Inc.	113,100	411,684
*HSN, Inc.	37,716	721,884
*Iconix Brand Group, Inc.	80,988	1,022,069
*Interval Leisure Group, Inc.	34,399	437,555
#*iRobot Corp.	43,524	687,679
*Isle of Capri Casinos, Inc.	30,682	246,990
*J. Alexander’s Corp.	17,920	60,032
#*Jackson Hewitt Tax Service, Inc.	6,994	19,164
*JAKKS Pacific, Inc.	33,430	367,730
Jarden Corp.	86,799	2,645,634
*Jo-Ann Stores, Inc.	58,500	2,048,670
*Johnson Outdoors, Inc.	18,104	192,083
Jones Apparel Group, Inc.	84,000	1,212,960
#*Jos. A. Bank Clothiers, Inc.	27,901	1,169,331

1000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Journal Communications, Inc.	71,272	$250,877
#*K12, Inc.	14,601	291,874
#KB Home	50,518	771,915
*Kenneth Cole Productions, Inc. Class A	12,170	124,621
*Kid Brands, Inc.	42,894	214,041
#*Kirkland’s, Inc.	26,800	414,328
*Knology, Inc.	65,331	713,415
*Kona Grill, Inc.	1,049	3,776
—Koss Corp.	8,254	34,254
*Krispy Kreme Doughnuts, Inc.	99,639	280,982
KSW, Inc.	14,716	57,834
*K-Swiss, Inc. Class A	43,891	398,530
Lacrosse Footwear, Inc.	2,200	29,876
*Lakeland Industries, Inc.	12,538	105,695
*Lakes Entertainment, Inc.	35,844	89,252
*Landry’s Restaurants, Inc.	11,750	243,695
—*Lazare Kaplan International, Inc.	22,291	55,728
*La-Z-Boy, Inc.	45,713	463,987
*Leapfrog Enterprises, Inc.	58,966	195,177
*Learning Tree International, Inc.	32,428	357,357
*Lee Enterprises, Inc.	50,621	214,633
*Liberty Media Corp. Capital Class A	3,300	85,437
#*Life Time Fitness, Inc.	32,400	775,980
*Lifetime Brands, Inc.	14,784	117,828
*LIN TV Corp.	52,880	252,238
*Lincoln Educational Services Corp.	36,203	750,126
*Lithia Motors, Inc.	29,500	230,100
#*Live Nation Entertainment, Inc.	67,935	779,214
#*LodgeNet Interactive Corp.	36,413	199,179
*Lodgian, Inc.	53,708	132,122
*Luby’s, Inc.	48,472	166,259
*Lumber Liquidators Holdings, Inc.	22,490	532,563
*M/I Homes, Inc.	26,509	273,573
*Mac-Gray Corp.	25,599	229,367
*Maidenform Brands, Inc.	40,123	599,839
Marcus Corp.	43,361	484,776
Marine Products Corp.	64,003	323,855
*MarineMax, Inc.	48,778	440,465
#*Martha Stewart Living Omnimedia, Inc.	57,962	256,772
Matthews International Corp. Class A	23,886	808,541
*MAXXAM, Inc.	26	38,350
*McClatchy Co. (The)	27,700	148,195
*McCormick & Schmick’s Seafood Restaurants, Inc.	25,914	214,309
*Media General, Inc.	41,458	337,883
*Mediacom Communications Corp.	78,110	324,938
Men’s Wearhouse, Inc. (The)	68,601	1,382,310
Meredith Corp.	37,637	1,165,994
*Meritage Homes Corp.	49,749	1,113,880
*Midas, Inc.	16,686	137,660
#*Modine Manufacturing Co.	54,206	515,499
*Monarch Casino & Resort, Inc.	34,373	245,767
Monro Muffler Brake, Inc.	34,149	1,168,579
*Morgans Hotel Group Co.	25,992	104,228
*Morton’s Restaurant Group, Inc.	22,070	84,528
*Motorcar Parts of America, Inc.	9,300	53,196
#Movado Group, Inc.	24,413	266,834
*MTR Gaming Group, Inc.	11,618	20,564
*Multimedia Games, Inc.	36,340	179,156
*Nathan’s Famous, Inc.	17,555	264,203
National CineMedia, Inc.	54,561	817,324
National Presto Industries, Inc.	12,420	1,422,338

1001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Nautilus, Inc.	19,400	$48,694
*Navarre Corp.	79,494	157,398
*New Frontier Media, Inc.	42,370	89,401
*New York & Co., Inc.	123,990	446,364
*New York Times Co. Class A (The)	138,000	1,782,960
*Nexstar Broadcasting Group, Inc.	2,753	12,609
*Nobel Learning Communities, Inc.	6,200	41,788
*Nobility Homes, Inc.	5,993	62,087
#Nutri/System, Inc.	27,200	553,792
*O’Charley’s, Inc.	27,271	201,805
*Office Depot, Inc.	3,200	18,176
*OfficeMax, Inc.	46,997	609,551
*Orbitz Worldwide, Inc.	47,226	289,968
#*Orient-Express Hotels, Ltd.	81,359	794,064
#*Orleans Homebuilders, Inc.	43,651	63,730
*Outdoor Channel Holdings, Inc.	47,734	241,057
#*Overstock.com, Inc.	41,054	486,900
Oxford Industries, Inc.	26,000	463,840
#*P.F. Chang’s China Bistro, Inc.	23,350	901,310
#*Pacific Sunwear of California, Inc.	61,324	215,860
*Palm Harbor Homes, Inc.	41,594	85,268
#*Papa John’s International, Inc.	18,400	434,240
#*Peet’s Coffee & Tea, Inc.	27,828	909,976
#*Penske Automotive Group, Inc.	47,030	661,242
Pep Boys - Manny, Moe & Jack (The)	55,600	464,260
*Perry Ellis International, Inc.	30,410	487,472
#PetMed Express, Inc.	35,946	662,485
Phillips-Van Heusen Corp.	47,987	1,885,409
*Pier 1 Imports, Inc.	74,227	378,558
*Pinnacle Entertainment, Inc.	76,717	626,011
*Playboy Enterprises, Inc. Class A	2,050	9,266
*Playboy Enterprises, Inc. Class B	42,052	137,090
#Polaris Industries, Inc.	11,290	499,131
#Pool Corp.	42,644	782,944
#*Pre-Paid Legal Services, Inc.	14,373	573,052
Primedia, Inc.	37,859	116,606
*Princeton Review, Inc.	63,009	266,528
*Quiksilver, Inc.	56,882	114,902
*Radio One, Inc. Class D	16,044	51,501
*RC2 Corp.	35,937	516,415
*RCN Corp.	52,155	511,641
*Reading International, Inc. Class B	2,340	14,941
*Red Lion Hotels Corp.	42,200	250,246
#*Red Robin Gourmet Burgers, Inc.	17,900	329,897
#Regis Corp.	37,195	592,516
*Rentrak Corp.	25,432	424,969
*Retail Ventures, Inc.	79,363	657,126
*Rex Stores Corp.	18,425	278,218
RG Barry Corp.	30,258	267,783
*Rick’s Cabaret International, Inc.	12,329	137,345
*Rocky Brands, Inc.	14,042	120,621
*Rubio’s Restaurants, Inc.	25,427	197,059
#*Ruby Tuesday, Inc.	28,592	197,571
*Ruth’s Hospitality Group, Inc.	39,826	111,115
#Ryland Group, Inc.	38,356	853,805
*Saga Communications, Inc.	12,079	158,235
*Saks, Inc.	171,947	1,107,339
*Salem Communications Corp.	300	1,605
*Sally Beauty Holdings, Inc.	194,832	1,624,899
Scholastic Corp.	47,251	1,412,805
#*Sealy Corp.	122,956	366,409

1002

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Select Comfort Corp.	83,508	$540,297
Service Corp. International	24,481	187,769
*Shiloh Industries, Inc.	48,604	218,718
*Shoe Carnival, Inc.	27,679	505,695
*Shuffle Master, Inc.	84,226	748,769
*Shutterfly, Inc.	53,692	849,407
*Sinclair Broadcast Group, Inc. Class A	61,050	308,302
*Skechers U.S.A., Inc. Class A	36,518	1,024,695
Skyline Corp.	15,036	275,309
*Smith & Wesson Holding Corp.	61,190	242,312
Sonesta International Hotels Corp. Class A	4,500	56,025
*Sonic Automotive, Inc.	12,522	119,585
*Sonic Corp.	30,937	260,799
#Sotheby’s Class A	6,900	160,356
Spartan Motors, Inc.	51,262	307,572
*Spectrum Group International, Inc.	3,910	7,429
Speedway Motorsports, Inc.	48,477	805,688
*Sport Chalet, Inc. Class A	13,582	25,806
Sport Supply Group, Inc.	33,099	393,547
Stage Stores, Inc.	37,988	490,805
*Stamps.com, Inc.	36,817	325,462
*Standard Motor Products, Inc.	45,500	356,720
*Standard Pacific Corp.	202,827	736,262
*Stanley Furniture, Inc.	27,561	268,720
*Steak n Shake Co. (The)	2,860	918,746
*Stein Mart, Inc.	49,678	392,456
*Steiner Leisure, Ltd.	8,966	357,205
*Steinway Musical Instruments, Inc.	17,794	290,042
*Steven Madden, Ltd.	27,541	1,105,496
Stewart Enterprises, Inc.	121,212	614,545
*Stoneridge, Inc.	55,363	386,434
*Strattec Security Corp.	4,932	97,950
#Sturm Ruger & Co., Inc.	29,391	306,254
Superior Industries International, Inc.	51,309	754,755
*Syms Corp.	4,543	35,526
#Systemax, Inc.	66,100	1,158,733
#*Talbots, Inc.	51,793	583,189
*Tandy Brands Accessories, Inc.	15,855	46,772
*Tandy Leather Factory, Inc.	20,363	75,343
*Tempur-Pedic International, Inc.	55,300	1,376,417
*Tenneco, Inc.	52,420	926,786
#*Texas Roadhouse, Inc.	62,300	724,549
Thor Industries, Inc.	56,591	1,796,764
#*Timberland Co. Class A	50,858	874,758
*Town Sports International Holdings, Inc.	17,200	40,592
*Trans World Entertainment Corp.	10,028	13,036
#*True Religion Apparel, Inc.	29,960	578,528
*TRW Automotive Holdings Corp.	18,300	421,449
*Tuesday Morning Corp.	21,219	92,727
*Ulta Salon Cosmetics & Fragrance, Inc.	33,961	658,843
#*Under Armour, Inc. Class A	37,810	960,374
*Unifi, Inc.	89,704	299,611
UniFirst Corp.	17,268	867,544
*Universal Electronics, Inc.	27,900	663,183
*Universal Technical Institute, Inc.	27,100	497,827
*US Auto Parts Network, Inc.	9,312	54,941
#*Vail Resorts, Inc.	31,700	1,068,290
*Valassis Communications, Inc.	73,609	1,540,636
Value Line, Inc.	7,192	182,461
*ValueVision Media, Inc.	40,700	167,684
*VCG Holding Corp.	8,578	18,443

1003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Volcom, Inc.	35,278	$556,334
*WABCO Holdings, Inc.	6,600	170,610
*Warnaco Group, Inc.	18,741	725,652
*Warner Music Group Corp.	123,000	594,090
*Wells-Gardner Electronics Corp.	24,805	60,772
#*West Marine, Inc.	40,836	342,614
*Wet Seal, Inc. (The)	176,566	591,496
#Weyco Group, Inc.	10,000	225,600
*Williams Controls, Inc.	20,502	154,790
Williams-Sonoma, Inc.	4,900	93,002
*Winmark Corp.	8,216	181,902
*Winnebago Industries, Inc.	52,134	623,001
#*WMS Industries, Inc.	12,410	460,163
Wolverine World Wide, Inc.	38,797	1,026,181
World Wrestling Entertainment, Inc.	25,080	401,280
#*Zumiez, Inc.	45,579	580,221

Total Consumer Discretionary		167,821,803

Consumer Staples — (3.5%)
Alico, Inc.	14,627	375,036
#*Alliance One International, Inc.	179,480	913,553
*American Italian Pasta Co.	4,970	170,272
Andersons, Inc. (The)	16,292	439,558
Arden Group, Inc. Class A	800	81,384
B&G Foods, Inc.	98,264	882,411
*Bare Escentuals, Inc.	46,200	839,454
#*Boston Beer Co., Inc. Class A	10,372	475,556
Bridgford Foods Corp.	1,020	10,047
*Cagle’s, Inc. Class A	700	3,073
#Calavo Growers, Inc.	27,428	459,693
#Cal-Maine Foods, Inc.	36,088	1,178,273
Casey’s General Stores, Inc.	14,463	443,725
CCA Industries, Inc.	11,402	63,053
*Central European Distribution Corp.	18,225	584,111
*Central Garden & Pet Co.	36,108	344,470
*Central Garden & Pet Co. Class A	58,002	509,838
*Chattem, Inc.	11,562	1,080,585
*Chiquita Brands International, Inc.	48,522	711,818
Coca-Cola Bottling Co.	2,082	105,079
#*Coffee Holding Co., Inc.	12,389	48,317
*Craft Brewers Alliance, Inc.	7,388	17,362
*Cuisine Solutions, Inc.	10,000	4,500
*Darling International, Inc.	103,920	809,537
#Diamond Foods, Inc.	26,820	963,374
*Elizabeth Arden, Inc.	44,377	688,731
Farmer Brothers Co.	41,643	715,843
Golden Enterprises, Inc.	675	2,268
#*Great Atlantic & Pacific Tea Co.	47,500	355,775
Griffin Land & Nurseries, Inc. Class A	2,100	58,023
#*Hain Celestial Group, Inc.	38,750	619,612
*Harbinger Group, Inc.	8,656	61,804
*HQ Sustainable Maritime Industries, Inc.	32,669	229,990
Imperial Sugar Co.	31,878	522,480
Ingles Markets, Inc.	22,571	319,605
Inter Parfums, Inc.	69,861	929,850
J & J Snack Foods Corp.	27,950	1,168,590
Lancaster Colony Corp.	633	34,530
Lance, Inc.	32,111	714,149
#*Lifeway Foods, Inc.	34,022	406,563
Mannatech, Inc.	44,314	134,271
*Medifast, Inc.	43,988	732,400

1004

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*MGP Ingredients, Inc.	28,834	$189,439
Nash-Finch Co.	18,700	645,150
*National Beverage Corp.	108,812	1,254,602
*Natural Alternatives International, Inc.	19,771	151,347
*NBTY, Inc.	77,011	3,429,300
Nu Skin Enterprises, Inc. Class A	42,661	991,442
*Nutraceutical International Corp.	29,569	384,101
Oil-Dri Corp. of America	9,430	149,748
*Omega Protein Corp.	46,785	201,176
*Orchids Paper Products Co.	700	12,901
*Overhill Farms, Inc.	34,675	152,917
*Pantry, Inc.	32,035	431,511
*Parlux Fragrances, Inc.	40,247	68,420
*Physicians Formula Holdings, Inc.	30,789	71,123
*Prestige Brands Holdings, Inc.	84,402	655,804
PriceSmart, Inc.	36,982	740,010
*Reddy Ice Holdings, Inc.	28,140	140,700
Reliv’ International, Inc.	25,871	77,613
*Revlon, Inc.	34,106	525,573
Rocky Mountain Chocolate Factory, Inc.	14,377	125,080
#Ruddick Corp.	46,400	1,315,440
Sanderson Farms, Inc.	26,178	1,223,822
*Sanfilippo (John B.) & Son, Inc.	16,727	255,087
Schiff Nutrition International, Inc.	23,053	184,424
*Seneca Foods Corp.	6,694	180,738
*Seneca Foods Corp. Class B	700	18,900
*Smart Balance, Inc.	62,794	349,135
Spartan Stores, Inc.	37,541	508,305
Stephan Co. (The)	900	2,115
*Susser Holdings Corp.	30,724	270,986
Tasty Baking Co.	15,441	106,388
*Tofutti Brands, Inc.	7,749	12,011
#*TreeHouse Foods, Inc.	49,553	1,919,683
*United Natural Foods, Inc.	38,800	1,051,868
United-Guardian, Inc.	13,962	158,748
#Universal Corp.	24,430	1,108,878
#*USANA Health Sciences, Inc.	11,305	321,288
#Vector Group, Ltd.	43,266	605,291
Village Super Market, Inc.	10,186	264,836
WD-40 Co.	13,992	430,534
Weis Markets, Inc.	35,030	1,243,915
*Winn-Dixie Stores, Inc.	31,489	318,984

Total Consumer Staples		41,457,896

Energy — (4.3%)
Adams Resources & Energy, Inc.	6,697	140,637
#*Allis-Chalmers Energy, Inc.	69,251	252,766
Alon USA Energy, Inc.	52,719	377,468
*Alpha Natural Resources, Inc.	19,841	805,743
*American Oil & Gas, Inc.	71,228	288,473
*Approach Resources, Inc.	18,183	145,646
*Arena Resources, Inc.	9,550	366,147
*Atlas Energy, Inc.	35,958	1,087,729
*ATP Oil & Gas Corp.	54,500	788,615
#*Atwood Oceanics, Inc.	33,556	1,124,797
*Barnwell Industries, Inc.	6,185	23,565
*Basic Energy Services, Inc.	2,027	19,034
Berry Petroleum Corp. Class A	45,000	1,218,600
*Bolt Technology Corp.	21,246	212,460
*Boots & Coots, Inc.	137,166	211,236
#*BPZ Resources, Inc.	71,010	421,799

1005

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Brigham Exploration Co.	38,340	$499,954
*Bristow Group, Inc.	39,000	1,392,300
*Bronco Drilling Co., Inc.	32,604	163,672
*Cal Dive International, Inc.	72,200	508,288
CARBO Ceramics, Inc.	18,000	1,186,560
#*Carrizo Oil & Gas, Inc.	30,007	720,168
#*Cheniere Energy, Inc.	63,111	179,866
*Clayton Williams Energy, Inc.	20,425	670,348
#*Clean Energy Fuels Corp.	48,000	803,520
*Complete Production Services, Inc.	82,455	1,033,161
*Contango Oil & Gas Co.	24,300	1,184,625
*CREDO Petroleum Corp.	25,703	231,327
*Crosstex Energy, Inc.	63,135	489,296
*CVR Energy, Inc.	38,162	306,059
*Dawson Geophysical Co.	12,059	261,560
Delek US Holdings, Inc.	64,900	453,002
*Double Eagle Petroleum Co.	11,547	50,922
*ENGlobal Corp.	31,931	98,028
*Evolution Petroleum Corp.	81,642	370,655
*Exterran Holdings, Inc.	18,600	377,208
*FieldPoint Petroleum Corp.	19,811	45,763
*FX Energy, Inc.	48,556	143,726
#General Maritime Corp.	43,758	338,687
*Geokinetics, Inc.	22,688	222,342
#*GeoResources, Inc.	28,118	359,348
*Global Industries, Ltd.	67,600	471,172
#*GMX Resources, Inc.	38,700	409,833
#*Goodrich Petroleum Corp.	10,600	220,798
#*Green Plains Renewable Energy, Inc.	11,780	153,847
#*GreenHunter Energy, Inc.	330	412
Gulf Island Fabrication, Inc.	30,381	530,452
*GulfMark Offshore, Inc.	28,258	693,734
*Gulfport Energy Corp.	66,458	687,176
*Harvest Natural Resources, Inc.	60,871	273,311
*Helix Energy Solutions Group, Inc.	101,687	1,078,899
*Hercules Offshore, Inc.	129,400	504,660
*HKN, Inc.	24,817	72,714
Holly Corp.	9,078	236,936
#*Hornbeck Offshore Services, Inc.	19,457	418,520
Houston American Energy Corp.	34,277	268,732
*International Coal Group, Inc.	122,768	438,282
#*ION Geophysical Corp.	96,000	456,000
*James River Coal Co.	25,736	402,768
#*Key Energy Services, Inc.	100,094	967,909
*Kodiak Oil & Gas Corp.	150,606	355,430
Lufkin Industries, Inc.	18,431	1,168,157
*Mariner Energy, Inc.	80,744	1,166,751
*Matrix Service Co.	33,901	342,061
#*McMoran Exploration Co.	15,499	235,740
*Mexco Energy Corp.	3,000	26,700
*Mitcham Industries, Inc.	25,991	192,333
*Natural Gas Services Group, Inc.	23,300	366,043
*Newpark Resources, Inc.	129,548	516,897
#*Northern Oil & Gas, Inc.	52,860	584,103
#*Oil States International, Inc.	13,481	496,640
*OMNI Energy Services Corp.	18,300	28,365
#Overseas Shipholding Group, Inc.	27,452	1,224,634
*OYO Geospace Corp.	11,444	428,807
Panhandle Oil & Gas, Inc.	13,579	314,354
*Parker Drilling Co.	113,000	543,530
#*Patriot Coal Corp.	75,460	1,168,875

1006

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Penn Virginia Corp.	58,706	$1,424,795
*Petroleum Development Corp.	22,900	479,984
#*PetroQuest Energy, Inc.	89,750	488,240
*PHI, Inc. Non-Voting	21,360	415,666
*PHI, Inc. Voting	200	3,900
*Pioneer Drilling Co.	88,134	700,665
*Pyramid Oil Co.	12,068	54,909
*Rex Energy Corp.	41,863	518,683
*Rosetta Resources, Inc.	71,569	1,471,459
#*Royale Energy, Inc.	23,015	54,315
RPC, Inc.	99,516	1,229,023
Southern Union Co.	1	12
#*Superior Well Services, Inc.	33,210	525,714
*Swift Energy Corp.	39,700	994,882
*T-3 Energy Services, Inc.	20,718	467,191
*Tetra Technologies, Inc.	58,046	607,161
*TGC Industries, Inc.	37,893	151,951
#Toreador Resources Corp.	50,887	641,685
*Trico Marine Services, Inc.	44,111	154,388
#*Tri-Valley Corp.	58,408	109,807
*Union Drilling, Inc.	22,179	161,241
*Uranium Energy Corp.	76,495	230,250
*USEC, Inc.	136,494	545,976
VAALCO Energy, Inc.	96,782	409,388
*Venoco, Inc.	53,651	618,596
*Warren Resources, Inc.	62,576	144,551
#*Western Refining, Inc.	12,300	56,211
*Westmoreland Coal Co.	12,613	129,283
#*Willbros Group, Inc.	32,596	498,393
World Fuel Services Corp.	48,748	1,171,414

Total Energy		51,480,408

Financials — (12.5%)
1st Source Corp.	49,275	751,444
21st Century Holding Co.	16,568	66,769
Abington Bancorp, Inc.	62,127	443,587
Access National Corp.	2,900	16,965
Advance America Cash Advance Centers, Inc.	103,952	502,088
*Affirmative Insurance Holdings, Inc.	31,481	136,628
Alliance Bancorp, Inc. of Pennsylvania	1,300	10,790
Alliance Financial Corp.	300	7,641
*Altisource Portfolio Solutions SA	18,349	421,110
American Equity Investment Life Holding Co.	110,478	810,909
*American Independence Corp.	4,724	21,494
American Physicians Capital, Inc.	23,333	647,724
American River Bankshares	6,819	54,552
*American Safety Insurance Holdings, Ltd.	21,402	294,277
#*AmeriCredit Corp.	170,800	3,581,676
Ameris Bancorp	20,624	192,628
*AMERISAFE, Inc.	45,353	784,607
*AmeriServe Financial, Inc.	64,191	94,361
AmTrust Financial Services, Inc.	58,204	696,702
*Argo Group International Holdings, Ltd.	32,168	860,172
Arrow Financial Corp.	24,678	641,134
#*Asset Acceptance Capital Corp.	47,082	274,017
Assured Guaranty, Ltd.	114,200	2,587,772
ASTA Funding, Inc.	18,973	118,392
Astoria Financial Corp.	87,889	1,160,135
*Atlantic American Corp.	4,900	6,370
Atlantic Coast Federal Corp.	24,796	37,442
#Auburn National Bancorporation, Inc.	300	5,871

1007

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Avatar Holdings, Inc.	17,168	$290,826
#*B of I Holding, Inc.	23,007	273,093
Baldwin & Lyons, Inc.	550	12,595
Baldwin & Lyons, Inc. Class B	12,275	292,022
BancFirst Corp.	24,049	969,175
Bancorp Rhode Island, Inc.	1,700	41,939
*Bancorp, Inc.	16,572	121,141
#BancTrust Financial Group, Inc.	17,383	67,794
Bank Mutual Corp.	81,096	541,721
Bank of Commerce Holdings	1,200	6,480
#Bank of the Ozarks, Inc.	19,034	563,977
BankAtlantic Bancorp, Inc.	25,279	37,160
BankFinancial Corp.	40,077	382,735
#Banner Corp.	8,194	24,254
Bar Harbor Bankshares	3,100	83,731
#BCB Bancorp, Inc.	300	2,775
*Beneficial Mutual Bancorp, Inc.	83,083	748,578
*Berkshire Bancorp, Inc.	350	2,065
Berkshire Hills Bancorp, Inc.	22,770	376,843
BGC Partners, Inc. Class A	30,600	124,542
Boston Private Financial Holdings, Inc.	71,100	509,787
*Bridge Capital Holdings	1,044	8,477
*Broadpoint Gleacher Securities, Inc.	128,624	520,927
Brookline Bancorp, Inc.	86,740	868,267
Brooklyn Federal Bancorp, Inc.	8,779	76,202
Bryn Mawr Bank Corp.	7,159	114,616
C&F Financial Corp.	200	3,902
Cadence Financial Corp.	35,855	66,332
California First National Bancorp	2,900	37,439
Camco Financial Corp.	135	406
Camden National Corp.	14,740	427,755
#Capital Bank Corp.	3,409	14,045
#Capital City Bank Group, Inc.	27,857	333,727
—Capital Properties, Inc. Class B	550	—
Capital Southwest Corp.	8,255	672,370
CapitalSource, Inc.	15,200	72,808
#Capitol Bancorp, Ltd.	26,372	60,656
Cardinal Financial Corp.	63,630	593,668
*Cardtronics, Inc.	49,876	543,150
Carver Bancorp, Inc.	900	6,534
Cascade Financial Corp.	9,431	20,843
Cash America International, Inc.	24,852	934,187
#Cathay General Bancorp	22,530	215,837
Center Bancorp, Inc.	33,168	274,631
*Center Financial Corp.	35,490	168,932
CenterState Banks of Florida, Inc.	900	9,954
Central Bancorp, Inc.	300	2,548
*Central Jersey Bancorp	10,233	30,494
Century Bancorp, Inc. Class A	1,160	24,441
CFS Bancorp, Inc.	7,141	24,993
Chemical Financial Corp.	30,057	636,908
*Chicopee Bancorp, Inc.	600	7,770
Citizens Community Bancorp, Inc.	17,782	74,240
Citizens Holding Co.	300	6,132
Citizens South Banking Corp.	2,100	9,891
#*Citizens, Inc.	110,364	711,848
City Holding Co.	17,067	536,416
CKX Lands, Inc.	400	4,914
Clifton Savings Bancorp, Inc.	61,861	528,912
*CNA Surety Corp.	66,159	926,226
CNB Financial Corp.	3,500	52,360

1008

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#CoBiz Financial, Inc.	32,458	$173,326
Codorus Valley Bancorp, Inc.	630	3,578
Cohen & Steers, Inc.	25,111	510,758
Colony Bankcorp, Inc.	3,600	13,464
Columbia Banking System, Inc.	48,622	923,332
Comm Bancorp, Inc.	762	14,859
Commercial National Financial Corp.	700	12,250
#Commonwealth Bankshares, Inc.	500	925
Community Bank System, Inc.	42,000	878,220
Community Trust Bancorp, Inc.	28,460	720,892
*Community West Bancshares	2,300	6,900
#CompuCredit Holdings Corp.	71,896	240,133
#*Conseco, Inc.	238,711	1,136,264
Consolidated-Tokoma Land Co.	9,458	312,871
*Cowen Group, Inc.	20,700	102,465
*Crawford & Co. Class A	5,134	13,400
*Crawford & Co. Class B	800	2,776
*Credit Acceptance Corp.	8,012	426,399
*Crescent Financial Corp.	25,620	80,959
#CVB Financial Corp.	85,736	821,351
Danvers Bancorp, Inc.	26,379	359,810
Delphi Financial Group, Inc. Class A	36,220	733,455
Diamond Hill Investment Group, Inc.	4,964	291,585
Dime Community Bancshares, Inc.	59,112	714,664
#*Dollar Financial Corp.	41,200	929,060
Donegal Group, Inc. Class A	56,383	831,649
Donegal Group, Inc. Class B	870	14,981
#*Doral Financial Corp.	22,594	80,209
Duff & Phelps Corp.	13,007	211,234
East West Bancorp, Inc.	71,475	1,174,334
Eastern Insurance Holdings, Inc.	25,059	211,247
Eastern Virginia Bankshares, Inc.	300	2,277
ECB Bancorp, Inc.	100	1,155
*eHealth, Inc.	23,235	422,877
EMC Insurance Group, Inc.	22,428	463,811
*Employers Holdings, Inc.	49,145	650,188
*Encore Bancshares, Inc.	8,519	70,197
*Encore Capital Group, Inc.	54,610	861,200
*Enstar Group, Ltd.	10,900	707,301
Enterprise Bancorp, Inc.	600	6,228
Enterprise Financial Services Corp.	16,380	152,989
ESB Financial Corp.	2,937	34,422
ESSA Bancorp, Inc.	40,189	476,240
Evans Bancorp, Inc.	300	3,675
#Evercore Partners, Inc. Class A	13,620	406,829
F.N.B. Corp.	36,553	259,161
Farmers Capital Bank Corp.	1,701	15,071
FBL Financial Group, Inc. Class A	31,000	556,140
Federal Agricultural Mortgage Corp.	26,632	201,338
#Federal Agricultural Mortgage Corp. Class A	300	2,067
Fidelity Bancorp, Inc.	692	3,408
*Fidelity Southern Corp.	19,282	97,759
Financial Federal Corp.	26,840	731,658
Financial Institutions, Inc.	4,828	60,833
*First Acceptance Corp.	127,285	244,387
First American Corp.	8,894	262,996
First Bancorp	34,337	531,537
First Bancorp, Inc.	1,100	15,477
*First Bancshares, Inc. (318687100)	400	3,260
*First Bancshares, Inc. (318916103)	300	2,790
First Business Financial Services, Inc.	700	7,105

1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Cash Financial Services, Inc.	41,600	$949,728
First Commonwealth Financial Corp.	25,400	148,844
First Community Bancshares, Inc.	9,678	112,845
First Defiance Financial Corp.	16,144	170,481
#First Federal Bancshares of Arkansas, Inc.	2,400	7,536
*First Federal of Northern Michigan Bancorp, Inc.	2,200	2,772
First Financial Bancorp	68,274	1,119,694
First Financial Bankshares, Inc.	14,776	783,867
First Financial Corp.	33,894	935,474
First Financial Holdings, Inc.	26,688	314,652
First Financial Northwest, Inc.	31,939	197,702
First Financial Service Corp.	1,690	14,889
*First Keystone Financial, Inc.	200	2,350
*First Marblehead Corp. (The)	31,611	67,648
First Merchants Corp.	5,129	34,672
First Mercury Financial Corp.	34,251	449,031
First Midwest Bancorp, Inc.	65,559	863,412
First PacTrust Bancorp, Inc.	1,116	7,399
First Place Financial Corp.	23,093	72,281
First Security Group, Inc.	17,278	40,258
#*First South Bancorp, Inc.	20,414	206,181
#First United Corp.	1,400	8,400
First West Virginia Bancorp, Inc.	416	5,138
Firstbank Corp.	1,534	12,086
*FirstCity Financial Corp.	20,633	126,893
Flagstone Reinsurance Holdings, Ltd.	87,330	914,345
Flushing Financial Corp.	52,661	645,097
#FNB United Corp.	19,977	32,163
#*Forest City Enterprises, Inc. Class A	9,900	111,969
*Forestar Group, Inc.	510	9,471
*Fox Chase Bancorp, Inc.	1,900	18,734
*FPIC Insurance Group, Inc.	15,302	580,711
*GAINSCO, Inc.	9,382	82,280
GAMCO Investors, Inc.	4,608	189,251
German American Bancorp, Inc.	29,580	439,559
GFI Group, Inc.	43,713	212,882
#Glacier Bancorp, Inc.	22,679	325,217
Great Southern Bancorp, Inc.	23,040	517,709
#Greene Bancshares, Inc.	13,601	76,846
*Greenlight Capital Re, Ltd.	30,297	731,673
GS Financial Corp.	500	6,775
*Guaranty Bancorp	28,874	41,867
*Guaranty Federal Bancshares, Inc.	3,366	19,186
*Hallmark Financial Services, Inc.	42,113	330,587
Hampden Bancorp, Inc.	7,311	78,228
#Hampton Roads Bankshares, Inc.	12,714	25,301
Hancock Holding Co.	8,455	346,148
Harleysville Group, Inc.	30,269	977,689
Harleysville National Corp.	39,359	251,504
*Harris & Harris Group, Inc.	46,618	188,337
Heartland Financial USA, Inc.	31,322	436,942
Heritage Commerce Corp.	14,967	56,875
Heritage Financial Corp.	12,199	171,518
Heritage Financial Group	26,683	221,736
HF Financial Corp.	1,457	14,774
*HFF, Inc.	24,468	151,212
*Hilltop Holdings, Inc.	86,300	976,916
Hingham Institution for Savings	559	18,268
*HMN Financial, Inc.	4,371	23,603
Home Bancshares, Inc.	40,619	998,415
Home Federal Bancorp, Inc.	40,399	537,307

1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
HopFed Bancorp, Inc.	5,137	$53,425
Horace Mann Educators Corp.	39,560	474,324
Horizon Bancorp	300	5,550
IBERIABANK Corp.	24,447	1,306,448
Independence Holding Co.	31,797	258,510
Independent Bank Corp.	30,476	710,091
Indiana Community Bancorp	900	7,317
Infinity Property & Casualty Corp.	17,500	694,050
#*Interactive Brokers Group, Inc.	34,073	541,761
*International Assets Holding Corp.	23,868	355,395
International Bancshares Corp.	66,668	1,389,361
*Intervest Bancshares Corp.	2,577	10,308
*Investment Technology Group, Inc.	30,560	626,480
*Investors Bancorp, Inc.	114,514	1,354,701
Investors Title Co.	829	28,443
JMP Group, Inc.	36,600	284,382
Jones Lang LaSalle, Inc.	30,623	1,745,817
#*KBW, Inc.	32,148	853,851
Kearny Financial Corp.	74,710	724,687
Kentucky First Federal Bancorp	3,200	32,352
#K-Fed Bancorp	37,037	328,148
*LaBranche & Co., Inc.	5,300	23,532
#Lakeland Bancorp, Inc.	24,690	169,867
Lakeland Financial Corp.	26,080	483,784
Landmark Bancorp, Inc.	2,025	30,841
Legacy Bancorp, Inc.	25,006	239,808
#Life Partners Holdings, Inc.	21,254	422,530
LNB Bancorp, Inc.	15,807	65,599
*Louisiana Bancorp, Inc.	8,396	123,001
LSB Corp.	2,084	22,841
#*Macatawa Bank Corp.	10,662	19,831
*Magyar Bancorp, Inc.	1,600	5,560
MainSource Financial Group, Inc.	43,769	241,167
*Market Leader, Inc.	69,535	134,203
#MarketAxess Holdings, Inc.	52,349	713,517
*Marlin Business Services Corp.	18,200	178,724
#*Maui Land & Pineapple Co., Inc.	11,884	36,959
Max Capital Group, Ltd.	36,570	823,556
Mayflower Bancorp, Inc.	100	605
MB Financial, Inc.	54,514	1,105,544
*MBIA, Inc.	37,270	183,741
MBT Financial Corp.	36,931	65,737
*MCG Capital Corp.	149,304	685,305
Meadowbrook Insurance Group, Inc.	104,500	705,375
Medallion Financial Corp.	35,164	282,367
#*Mercantile Bancorp, Inc.	350	875
Mercantile Bank Corp.	5,012	18,995
Mercer Insurance Group, Inc.	13,959	237,303
Merchants Bancshares, Inc.	11,342	235,914
*Meridian Interstate Bancorp, Inc.	26,948	256,545
Meta Financial Group, Inc.	2,200	39,358
*Metro Bancorp, Inc.	6,446	82,896
MetroCorp Bancshares, Inc.	5,176	18,116
#*MF Global Holdings, Ltd.	113,190	741,394
MicroFinancial, Inc.	13,400	42,344
Mid Penn Bancorp, Inc.	531	5,204
MidSouth Bancorp, Inc.	9,993	150,894
Monroe Bancorp	400	2,700
Montpelier Re Holdings, Ltd.	5,700	96,273
MutualFirst Financial, Inc.	3,158	20,432
*Nara Bancorp, Inc.	57,440	525,002

1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*National Financial Partners Corp.	88,800	$750,360
National Interstate Corp.	34,051	612,918
#National Penn Bancshares, Inc.	14,025	84,150
National Security Group, Inc.	1,000	13,800
National Western Life Insurance Co. Class A	1,900	308,750
*Navigators Group, Inc.	17,941	765,542
NBT Bancorp, Inc.	29,598	617,414
Nelnet, Inc. Class A	55,734	930,200
#*Neostem, Inc.	2,912	5,300
*New Century Bancorp, Inc.	1,300	6,812
New England Bancshares, Inc.	19,498	108,604
New Hampshire Thrift Bancshares, Inc.	2,320	24,244
New Westfield Financial, Inc.	80,838	659,638
*NewBridge Bancorp	1,872	4,137
*Newport Bancorp, Inc.	700	8,018
*NewStar Financial, Inc.	64,371	280,014
North Central Bancshares, Inc.	400	6,336
*North Valley Bancorp	6,898	12,830
Northeast Community Bancorp, Inc.	35,408	212,094
#Northfield Bancorp, Inc.	44,231	585,618
Northrim Bancorp, Inc.	5,998	96,148
*Northwest Bancshares, Inc.	109,687	1,284,435
Norwood Financial Corp.	515	13,349
NYMAGIC, Inc.	9,090	142,713
OceanFirst Financial Corp.	24,046	249,117
#*Ocwen Financial Corp.	102,150	935,694
#Ohio Valley Banc Corp.	600	11,568
Old National Bancorp	68,100	819,924
#Old Second Bancorp, Inc.	23,359	138,285
OneBeacon Insurance Group, Ltd.	32,950	427,691
optionsXpress Holdings, Inc.	51,600	740,460
Oriental Financial Group, Inc.	41,100	467,718
Oritani Financial Corp.	34,979	458,575
Osage Bancshares, Inc.	600	5,694
Pacific Continental Corp.	15,475	157,071
#*Pacific Mercantile Bancorp	14,434	43,158
*Pacific Premier Bancorp, Inc.	1,709	5,674
#PacWest Bancorp	26,567	551,265
Pamrapo Bancorp, Inc.	504	3,997
#Park National Corp.	13,590	744,732
Parkvale Financial Corp.	1,380	9,660
Patriot National Bancorp	2,600	4,576
Peapack-Gladstone Financial Corp.	11,702	124,041
Penns Woods Bancorp, Inc.	2,700	83,079
#*Penson Worldwide, Inc.	44,284	372,871
Peoples Bancorp, Inc.	13,369	173,530
#*PHH Corp,	41,314	720,516
*Phoenix Cos., Inc. (The)	158,100	371,535
*PICO Holdings, Inc.	25,600	803,584
*Pinnacle Financial Partners, Inc.	20,309	307,072
#*Piper Jaffray Cos., Inc.	20,400	991,032
*PMA Capital Corp.	59,477	358,052
Porter Bancorp, Inc.	1,479	20,742
#*Portfolio Recovery Associates, Inc.	16,000	729,280
#Preferred Bank	8,647	13,835
Premier Financial Bancorp, Inc.	1,613	11,872
Presidential Life Corp.	35,138	317,296
*Primus Guaranty, Ltd.	21,376	69,900
Princeton National Bancorp, Inc.	2,000	22,270
PrivateBancorp, Inc.	5,000	68,000
Protective Life Corp.	2,800	47,180

1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Providence Community Bancshares, Inc.	300	$720
Provident Financial Holdings, Inc.	6,450	22,898
Provident Financial Services, Inc.	44,938	512,293
Provident New York Bancorp	70,166	571,853
#Prudential Bancorp, Inc. of Pennsylvania	1,700	15,810
Pulaski Financial Corp.	6,987	47,372
QC Holdings, Inc.	29,612	182,114
Radian Group, Inc.	88,300	567,769
Renasant Corp.	38,037	545,831
Republic Bancorp, Inc. Class A	27,541	457,456
*Republic First Bancorp, Inc.	10,130	44,268
Resource America, Inc.	31,202	119,504
#*RiskMetrics Group, Inc.	37,500	639,000
*Riverview Bancorp, Inc.	15,327	36,785
#RLI Corp.	17,700	910,842
Rockville Financial, Inc.	52,626	511,525
*Rodman & Renshaw Capital Group, Inc.	54,533	230,129
Roma Financial Corp.	53,366	626,517
Rome Bancorp, Inc.	24,972	200,026
S&T Bancorp, Inc.	24,667	432,166
S.Y. Bancorp, Inc.	21,294	451,220
*Safeguard Scientifics, Inc.	41,904	453,820
Safety Insurance Group, Inc.	27,331	956,585
Salisbury Bancorp, Inc.	200	4,610
Sanders Morris Harris Group, Inc.	38,484	182,029
Sandy Spring Bancorp, Inc.	19,615	235,184
Savannah Bancorp, Inc. (The)	300	2,280
SCBT Financial Corp.	22,069	662,070
*Seabright Insurance Holdings	36,838	375,011
*Security National Financial Corp. Class A	2,364	8,249
Selective Insurance Group, Inc.	33,492	518,121
Shore Bancshares, Inc.	7,469	99,338
*SI Financial Group, Inc.	39,659	209,796
*Siebert Financial Corp.	7,500	17,775
Sierra Bancorp	9,941	101,597
*Signature Bank	38,520	1,332,022
Simmons First National Corp. Class A	37,069	994,932
Somerset Hills Bancorp	15,789	122,996
*Southcoast Financial Corp.	2,027	6,182
Southern Community Financial Corp.	40,671	89,883
*Southern Connecticut Bancorp, Inc.	100	340
*Southern First Bancshares, Inc.	2,130	16,060
Southern Missouri Bancorp, Inc.	400	5,340
Southside Bancshares, Inc.	32,205	640,880
Southwest Bancorp, Inc.	23,264	174,247
*Southwest Georgia Financial Corp.	1,320	14,520
State Auto Financial Corp.	41,664	654,541
State Bancorp, Inc.	31,705	233,032
StellarOne Corp.	32,119	335,965
Sterling Bancorp	34,789	259,178
Sterling Bancshares, Inc.	76,226	389,515
Stewart Information Services Corp.	12,800	131,328
*Stifel Financial Corp.	11,000	575,300
*Stratus Properties, Inc.	13,637	137,052
Student Loan Corp.	10,974	497,122
Suffolk Bancorp	23,628	637,011
*Sun Bancorp, Inc.	24,076	91,730
#*Superior Bancorp	462	1,548
#Susquehanna Bancshares, Inc.	50,455	396,072
SWS Group, Inc.	43,547	522,564
#*Taylor Capital Group, Inc.	18,065	164,572

1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Teche Holding Co.	1,200	$37,404
#*Tejon Ranch Co.	16,539	506,259
*Tennessee Commerce Bancorp, Inc.	13,617	94,502
—Teton Advisors, Inc.	91	1,228
#*Texas Capital Bancshares, Inc.	28,200	475,170
TF Financial Corp.	800	15,360
*Thomas Properties Group, Inc.	55,816	147,912
*Thomas Weisel Partners Group, Inc.	37,790	161,363
*Tidelands Bancshares, Inc.	800	3,040
Timberland Bancorp, Inc.	8,451	37,353
Tompkins Financial Corp.	20,322	796,622
Tower Group, Inc.	29,526	652,525
#TowneBank	19,284	206,146
*TradeStation Group, Inc.	81,389	575,420
*Tree.com, Inc.	5,362	39,196
TriCo Bancshares	27,252	470,370
TrustCo Bank Corp.	62,136	372,816
Trustmark Corp.	65,628	1,496,318
Umpqua Holdings Corp.	93,567	1,156,488
Unico American Corp.	4,300	41,753
Union Bankshares Corp.	16,281	209,211
*United America Indemnity, Ltd.	36,522	258,941
#United Bankshares, Inc.	34,201	851,605
*United Community Banks, Inc.	32,704	146,841
*United Community Financial Corp.	12,002	21,604
United Financial Bancorp, Inc.	38,219	502,198
United Fire & Casualty Co.	17,096	287,555
*United PanAm Financial Corp.	16,268	46,364
#*United Security Bancshares	38,609	194,977
United Western Bancorp, Inc.	4,835	16,101
Unitrin, Inc.	82,180	1,783,306
*Unity Bancorp, Inc.	3,604	14,416
Universal Insurance Holdings, Inc.	79,293	468,622
Univest Corp. of Pennsylvania	27,005	474,748
ViewPoint Financial Group	63,648	938,808
#*Virginia Commerce Bancorp, Inc.	33,387	193,978
*Virtus Investment Partners, Inc.	223	3,651
Washington Banking Co.	20,636	243,505
Washington Trust Bancorp, Inc.	19,819	338,707
*Waterstone Financial, Inc.	77,010	169,422
Webster Financial Corp.	76,900	1,189,643
WesBanco, Inc.	49,381	716,518
West Bancorporation	23,457	119,631
#*Western Alliance Bancorp	30,400	155,952
Westwood Holdings Group, Inc.	13,101	473,601
White River Capital, Inc.	300	3,687
#Whitney Holding Corp.	1,070	13,289
Wilber Corp.	1,000	6,870
#Wilmington Trust Corp.	59,650	782,608
Wilshire Bancorp, Inc.	60,632	558,421
#Wintrust Financial Corp.	30,835	1,071,208
#*World Acceptance Corp.	31,970	1,291,268
WSB Holdings, Inc.	800	2,000
WVS Financial Corp.	500	7,238
Yadkin Valley Financial Corp.	5,905	24,033
Zenith National Insurance Corp.	40,304	1,124,482
*ZipRealty, Inc.	36,937	153,658

Total Financials		148,401,319

Health Care — (11.9%)
*A.D.A.M., Inc.	24,309	95,048

1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Abaxis, Inc.	19,205	$462,456
#*ABIOMED, Inc.	48,525	384,318
*Acadia Pharmaceuticals, Inc.	4,213	5,266
*Accelrys, Inc.	60,236	342,743
#*Accuray, Inc.	66,633	395,800
*Acorda Therapeutics, Inc.	21,888	612,426
*Adolor Corp.	57,722	90,624
*Affymax, Inc.	27,473	576,933
#*Affymetrix, Inc.	86,600	457,248
#*Air Methods Corp.	27,610	844,038
*Albany Molecular Research, Inc.	52,936	502,363
*Alexza Pharmaceuticals, Inc.	52,067	135,374
*Align Technology, Inc.	60,520	1,134,750
*Alkermes, Inc.	42,426	464,140
#*Alliance HealthCare Services, Inc.	68,377	343,936
*Allied Healthcare International, Inc.	99,026	264,399
*Allied Healthcare Products, Inc.	1,200	6,000
#*Allos Therapeutics, Inc.	99,070	719,248
#*Allscripts-Misys Healthcare Solutions, Inc.	44,600	734,116
*Almost Family, Inc.	21,174	769,887
*Alnylam Pharmaceuticals, Inc.	14,644	247,484
*Alphatec Holdings, Inc.	107,850	476,697
*AMAG Pharmaceuticals, Inc.	13,366	587,837
#*Amedisys, Inc.	14,800	813,260
America Services Group, Inc.	22,090	339,744
*American Caresource Holding, Inc.	6,464	15,061
*American Dental Partners, Inc.	31,736	401,460
#*American Medical Systems Holdings, Inc.	21,400	410,880
*American Shared Hospital Services	2,600	6,786
#*AMERIGROUP Corp.	10,897	277,329
*AMICAS, Inc.	114,109	612,765
*Amicus Therapeutics, Inc.	18,505	69,764
*AMN Healthcare Services, Inc.	58,116	505,609
*Amsurg Corp.	40,700	859,177
*Anadys Pharmaceuticals, Inc.	72,175	145,793
Analogic Corp.	12,100	484,000
*AngioDynamics, Inc.	46,203	741,558
*Anika Therapeutics, Inc.	26,934	168,876
*Animal Health International, Inc.	7,061	13,345
*Ardea Biosciences, Inc.	25,233	369,411
#*Arena Pharmaceuticals, Inc.	55,541	173,288
*Ariad Pharmaceuticals, Inc.	200,300	442,663
*Arqule, Inc.	60,098	194,117
*Array BioPharma, Inc.	42,084	100,581
*Arrhythmia Research Technology, Inc.	6,700	34,974
*Assisted Living Concepts, Inc.	21,273	549,482
*athenahealth, Inc.	19,400	763,196
*AtriCure, Inc.	35,800	206,924
Atrion Corp.	3,299	465,720
*ATS Medical, Inc.	147,246	384,312
*Auxilium Pharmaceuticals, Inc.	14,900	419,584
*AVANIR Pharmaceuticals, Inc.	10,600	19,292
*BioClinica, Inc.	46,204	203,298
#*BioCryst Pharmaceuticals, Inc.	42,001	287,287
*Biodel, Inc.	42,389	169,980
*BioForm Medical, Inc.	5,359	29,260
*BioLase Technology, Inc.	9,919	18,449
#*BioMimetic Therapeutics, Inc.	39,754	469,896
*Bio-Reference Laboratories, Inc.	16,600	627,480
*BioSante Pharmaceuticals, Inc.	24,180	36,995
*BioScrip, Inc.	84,174	611,945

1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*BioSphere Medical, Inc.	29,051	$73,499
#*BMP Sunstone Corp.	15,778	84,886
#*Bovie Medical Corp.	41,255	280,534
*Brookdale Senior Living, Inc.	20,400	372,300
*Bruker BioSciences Corp.	21,449	263,179
*BSD Medical Corp.	56,234	93,911
#*Cadence Pharmaceuticals, Inc.	24,264	241,669
*Caliper Life Sciences, Inc.	14,400	42,192
*Cambrex Corp.	51,628	277,759
*Cantel Medical Corp.	37,230	717,794
*Capital Senior Living Corp.	68,763	346,566
*Caraco Pharmaceutical Laboratories, Ltd.	45,944	235,233
*Cardiac Science Corp.	30,301	78,783
*Cardiovascular Systems, Inc.	1,600	6,672
*CAS Medical Systems, Inc.	13,919	30,622
*Catalyst Health Solutions, Inc.	38,497	1,514,087
*Celera Corp.	17,302	116,442
*Celldex Therapeutics, Inc.	5,677	25,319
*Celsion Corp.	15,400	44,352
*Centene Corp.	39,400	758,450
#*Cepheid, Inc.	50,229	737,864
#*Cerus Corp.	17,200	31,304
#Chemed Corp.	21,730	1,010,445
#*Clinical Data, Inc.	27,183	417,803
*CombiMatrix Corp.	13,467	94,269
Computer Programs & Systems, Inc.	19,593	737,285
#*Conceptus, Inc.	27,016	524,381
*Conmed Corp.	51,250	1,102,388
*Continucare Corp.	90,085	436,011
#Cooper Cos., Inc.	12,114	427,866
*Corvel Corp.	29,171	879,797
*CPEX Pharmaceuticals, Inc.	4,409	69,486
*Cross Country Healthcare, Inc.	46,143	418,056
*CryoLife, Inc.	47,536	299,001
*Cubist Pharmaceuticals, Inc.	18,057	369,988
*Curis, Inc.	74,334	153,128
*Cutera, Inc.	34,749	306,834
*Cyberonics, Inc.	32,949	617,464
*Cynosure, Inc.	21,414	217,138
*Cypress Bioscience, Inc.	67,906	349,716
*Cytokinetics, Inc.	82,372	248,763
#*Cytori Therapeutics, Inc.	73,100	492,694
Daxor Corp.	3,400	38,794
*DepoMed, Inc.	75,210	214,348
#*Dexcom, Inc.	90,001	815,409
*Dialysis Corp. of America	26,903	188,052
*Digirad Corp.	38,460	76,151
*Dionex Corp.	11,325	791,051
*Durect Corp.	77,548	168,279
*DUSA Pharmaceuticals, Inc.	34,887	48,842
*Dyax Corp.	148,348	499,933
*Dynacq Healthcare, Inc.	10,192	31,086
#*Eclipsys Corp.	41,562	693,254
*Emergent BioSolutions, Inc.	77,247	1,106,177
Emergent Group, Inc.	4,200	32,004
#*Emeritus Corp.	25,002	455,036
—#*Endo Pharmaceuticals Solutions	57,207	56,635
*Endologix, Inc.	74,231	339,978
#Ensign Group, Inc.	30,158	515,400
*Enzo Biochem, Inc.	55,820	264,587
#*Enzon Pharmaceuticals, Inc.	66,703	665,029

1016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*eResearch Technology, Inc.	83,862	$515,751
#*ev3, Inc.	87,066	1,269,422
#*Exactech, Inc.	25,991	419,755
*Exelixis, Inc.	113,102	749,866
*Facet Biotech Corp.	28,515	449,111
*Five Star Quality Care, Inc.	81,338	257,028
#*Genomic Health, Inc.	19,514	322,566
*Genoptix, Inc.	9,170	298,575
#*Gentiva Health Services, Inc.	41,803	1,067,649
#*Geron Corp.	114,263	618,163
#*Greatbatch, Inc.	30,797	605,161
*Haemonetics Corp.	10,075	570,346
#*Halozyme Therapeutics, Inc.	37,168	201,451
*Hanger Orthopedic Group, Inc.	34,011	553,019
*Hansen Medical, Inc.	7,173	17,430
*Harvard Bioscience, Inc.	79,733	275,079
*Health Fitness Corp.	24,385	213,613
*Health Grades, Inc.	65,312	283,454
*HealthSouth Corp.	66,994	1,206,562
*HealthSpring, Inc.	63,300	1,100,787
*HealthStream, Inc.	64,945	256,533
*HealthTronics, Inc.	89,214	250,691
*Healthways, Inc.	47,920	817,515
*HeartWare International, Inc.	2,229	86,151
#*Helicos BioSciences Corp.	11,600	11,600
Hill-Rom Holdings, Inc.	61,380	1,434,451
*Hi-Tech Pharmacal Co., Inc.	27,180	585,457
*HMS Holdings Corp.	41,340	1,864,021
*Home Diagnostics, Inc.	41,234	252,352
*Human Genome Sciences, Inc.	65,800	1,741,726
*ICU Medical, Inc.	19,741	686,592
*Idenix Pharmaceuticals, Inc.	59,484	166,555
#*Idera Pharmaceuticals, Inc.	20,034	95,963
#*ImmunoGen, Inc.	84,750	592,402
#*Immunomedics, Inc.	134,177	449,493
*Impax Laboratories, Inc.	20,393	271,227
#*Incyte Corp.	115,400	1,232,472
*Infinity Pharmaceuticals, Inc.	39,332	240,319
*Inovio Biomedical Corp.	9,100	9,100
*Inspire Pharmaceuticals, Inc.	98,804	544,410
#*Insulet Corp.	40,500	552,015
*Integra LifeSciences Holdings Corp.	23,137	888,461
*IntegraMed America, Inc.	22,928	185,946
#*InterMune, Inc.	49,120	766,763
Invacare Corp.	40,792	1,021,432
*InVentiv Health, Inc.	34,100	524,117
#*IPC The Hospitalist Co.	13,010	442,210
*Iridex Corp.	6,949	20,152
*IRIS International, Inc.	32,460	335,961
*ISTA Pharmaceuticals, Inc.	61,066	222,280
*Javelin Pharmaceuticals, Inc.	3,042	3,650
#*Jazz Pharmaceuticals, Inc.	55,935	525,789
#*Kendle International, Inc.	27,640	559,434
*Kensey Nash Corp.	18,621	451,001
Kewaunee Scientific Corp.	2,000	28,950
*Kindred Healthcare, Inc.	44,800	757,568
*K-V Pharmaceutical Co.	55,104	190,109
#*K-V Pharmaceutical Co. Class B	12,865	49,659
#Landauer, Inc.	9,762	577,325
*Lannet Co., Inc.	50,427	294,998
*LCA-Vision, Inc.	41,200	239,784

1017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*LeMaitre Vascular, Inc.	20,749	$96,483
*Lexicon Pharmaceuticals, Inc.	44,366	78,971
#*LHC Group, Inc.	25,434	783,113
*Ligand Pharmaceuticals, Inc. Class B	102,099	180,715
#*Luminex Corp.	40,763	551,523
#*Magellan Health Services, Inc.	25,346	1,000,660
*MAKO Surgical Corp.	40,509	465,043
#*Mannkind Corp.	146,603	1,483,622
*MAP Pharmaceuticals, Inc.	22,926	344,119
#*Martek Biosciences Corp.	30,600	659,124
*Matrixx Initiatives, Inc.	10,700	50,397
*Maxygen, Inc.	66,654	372,596
#*MedAssets, Inc.	46,126	933,590
*MedCath Corp.	22,249	151,071
*Medical Action Industries, Inc.	40,004	542,854
*Medicines Co. (The)	21,700	179,893
*MediciNova, Inc.	2,300	16,456
#Medicis Pharmaceutical Corp. Class A	50,100	1,157,811
*Medivation, Inc.	28,516	949,298
MedQuist, Inc.	5,341	36,479
*MEDTOX Scientific, Inc.	21,789	181,284
*Merge Healthcare, Inc.	80,032	208,083
Meridian Bioscience, Inc.	20,880	418,435
*Merit Medical Systems, Inc.	38,485	686,188
*Metabolix, Inc.	41,086	409,627
*Metropolitan Health Networks, Inc.	114,994	258,736
#*Micromet, Inc.	111,142	863,573
*Micrus Endovascular Corp.	34,070	571,695
*Misonix, Inc.	1,809	3,708
#*Molecular Insight Pharmaceuticals, Inc.	34,620	48,468
*Molina Healthcare, Inc.	24,824	552,334
*Momenta Pharmaceuticals, Inc.	22,527	328,669
*MWI Veterinary Supply, Inc.	15,618	589,423
*Nabi Biopharmaceuticals	106,746	518,786
*Nanosphere, Inc.	37,835	207,714
*National Dentex Corp.	2,975	24,722
National Healthcare Corp.	11,196	411,117
National Research Corp.	11,847	238,243
*Natus Medical, Inc.	49,738	674,945
#*Nektar Therapeutics	83,503	953,604
#*Neogen Corp.	47,651	1,012,584
*Neurocrine Biosciences, Inc.	51,036	119,935
#*NeurogesX, Inc.	37,446	264,369
*Neurometrix, Inc.	17,736	38,132
*Nighthawk Radiology Holdings, Inc.	62,048	246,331
*Novabay Pharmaceuticals, Inc.	4,100	9,471
*NovaMed, Inc.	54,361	224,511
#*Novavax, Inc.	122,500	265,825
*NPS Pharmaceuticals, Inc.	85,875	293,692
*NxStage Medical, Inc.	72,999	592,022
*Obagi Medical Products, Inc.	41,779	447,871
*Odyssey Healthcare, Inc.	63,622	933,971
#*Omnicell, Inc.	67,092	803,762
*OncoGenex Pharmaceutical, Inc.	9,365	132,702
*Oncothyreon, Inc.	56,692	277,224
#*Optimer Pharmaceuticals, Inc.	67,524	831,896
*OraSure Technologies, Inc.	77,948	399,094
#*Orexigen Therapeutics, Inc.	64,616	410,958
*Orthovita, Inc.	134,909	491,069
#*Osiris Therapeutics, Inc.	31,302	250,103
*Osteotech, Inc.	36,618	123,769

1018

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Pain Therapeutics, Inc.	59,286	$313,623
*Palomar Medical Technologies, Inc.	38,585	354,982
*Par Pharmaceutical Cos., Inc.	50,189	1,320,974
*Parexel International Corp.	54,100	1,046,294
*PDI, Inc.	27,412	136,512
#PDL BioPharma, Inc.	80,712	516,557
*Penwest Pharmaceuticals Co.	46,401	120,643
*Pharmasset, Inc.	6,720	140,448
#*PharmAthene, Inc.	19,030	37,870
*PharMerica Corp.	24,300	395,604
*Phase Forward, Inc.	32,889	480,837
#*Poniard Pharmaceuticals, Inc.	28,400	45,440
*Pozen, Inc.	38,472	226,215
*Progenics Pharmaceuticals, Inc.	17,684	79,578
*Prospect Medical Holdings, Inc.	32,643	192,920
*Providence Service Corp.	22,218	285,279
#*PSS World Medical, Inc.	33,900	695,628
Psychemedics Corp.	4,312	33,246
#*Psychiatric Solutions, Inc.	7,500	165,375
*QuadraMed Corp.	19,555	164,066
*Questcor Pharmaceuticals, Inc.	32,968	149,345
#*Quidel Corp.	32,606	433,008
*Quigley Corp.	28,021	56,042
*RadNet, Inc.	37,108	81,638
*Regeneration Technologies, Inc.	86,994	274,901
*RehabCare Group, Inc.	39,497	1,147,783
*Repligen Corp.	74,907	258,429
*Res-Care, Inc.	43,992	396,368
*Rigel Pharmaceuticals, Inc.	38,829	318,786
*Rochester Medical Corp.	26,604	321,908
*Rockwell Medical Technologies, Inc.	36,533	257,192
*Salix Pharmaceuticals, Ltd.	137,067	4,010,580
#*Sangamo BioSciences, Inc.	55,721	306,466
*Santarus, Inc.	144,260	682,350
*Savient Pharmaceuticals, Inc.	44,355	569,075
*SciClone Pharmaceuticals, Inc.	101,702	268,493
*Seattle Genetics, Inc.	53,068	547,662
*SenoRx, Inc.	27,304	203,415
#*Sequenom, Inc.	93,035	373,070
*Sirona Dental Systems, Inc.	28,900	929,713
*Skilled Healthcare Group, Inc.	27,600	180,504
*Solta Medical, Inc.	18,398	33,116
*Somanetics Corp.	16,937	268,451
#*SonoSite, Inc.	27,273	742,644
Span-American Medical System, Inc.	4,563	76,202
*Spectranetics Corp.	31,757	218,806
#*Spectrum Pharmaceuticals, Inc.	52,886	232,698
#*Staar Surgical Co.	88,346	303,027
#*Stereotaxis, Inc.	85,186	345,855
#Steris Corp.	8,883	231,669
*Strategic Diagnostics, Inc.	53,863	79,179
*Sucampo Pharmaceuticals, Inc.	2,900	10,440
*Sun Healthcare Group, Inc.	50,157	438,372
*SunLink Health Systems, Inc.	3,100	5,518
*Sunrise Senior Living, Inc.	59,928	177,986
*SuperGen, Inc.	96,170	260,621
#*SurModics, Inc.	22,751	455,020
*Symmetry Medical, Inc.	45,949	409,865
*Synovis Life Technologies, Inc.	22,200	282,606
*Synta Pharmaceuticals Corp.	44,130	184,463
*Targacept, Inc.	58,828	1,232,447

1019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Theragenics Corp.	39,771	$52,895
#*Theravance, Inc.	51,074	560,282
*Tomotherapy, Inc.	76,696	310,619
*TranS1, Inc.	20,969	67,940
*Transcend Services, Inc.	20,284	380,528
*Transcept Pharmaceuticals, Inc.	27,261	209,637
*Trimeris, Inc.	36,551	84,067
#*Triple-S Management Corp.	22,500	373,275
*Trubion Pharmaceuticals, Inc.	11,896	45,324
*U.S. Physical Therapy, Inc.	25,961	406,549
*Universal American Corp.	76,999	1,028,707
Utah Medical Products, Inc.	7,282	204,333
*Vanda Pharmaceuticals, Inc.	26,300	263,263
#*Varian, Inc.	23,106	1,191,345
*Vascular Solutions, Inc.	39,291	317,864
#*Vical, Inc.	77,466	218,454
*Viropharma, Inc.	106,590	1,053,109
*Virtual Radiologic Corp.	18,355	194,196
*Vital Images, Inc.	25,805	366,947
#*Vivus, Inc.	122,860	1,038,167
#*Volcano Corp.	43,640	864,508
West Pharmaceutical Services, Inc.	27,661	1,004,924
#*Wright Medical Group, Inc.	33,520	599,338
*XenoPort, Inc.	13,727	253,675
Young Innovations, Inc.	20,538	472,169
*Zoll Medical Corp.	38,434	1,070,003
*Zymogenetics, Inc.	110,574	626,955

Total Health Care		140,983,409

Industrials — (13.6%)
*3D Systems Corp.	42,992	451,416
A.O. Smith Corp.	11,800	502,444
*A.T. Cross Co.	24,059	108,266
#AAON, Inc.	32,314	665,345
*AAR Corp.	55,400	1,283,618
ABM Industries, Inc.	55,950	1,086,549
*Acacia Technologies Group	54,207	486,237
*ACCO Brands Corp.	101,788	783,768
Aceto Corp.	26,767	141,330
Actuant Corp.	63,176	1,059,462
Administaff, Inc.	24,680	563,691
*Advisory Board Co. (The)	21,180	683,902
*AeroCentury Corp.	400	5,760
*Aerosonic Corp.	4,392	17,304
*AeroVironment, Inc.	16,418	559,361
*Air Transport Services Group, Inc.	9,822	22,689
Aircastle, Ltd.	81,000	770,310
#*AirTran Holdings, Inc.	119,150	574,303
Alamo Group, Inc.	20,265	363,757
*Alaska Air Group, Inc.	44,988	1,409,924
Albany International Corp.	30,464	605,929
Alexander & Baldwin, Inc.	38,466	1,228,989
#*Allegiant Travel Co.	31,124	1,593,549
*Allied Defense Group, Inc.	19,869	143,255
#*Altra Holdings, Inc.	49,960	550,559
*Amerco, Inc.	27,578	1,042,173
#*American Commercial Lines, Inc.	19,162	293,945
American Ecology Corp.	15,256	241,808
American Railcar Industries, Inc.	34,565	342,539
*American Reprographics Co.	11,400	80,142
American Science & Engineering, Inc.	10,761	835,484

1020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*American Superconductor Corp.	46,459	$1,766,371
American Woodmark Corp.	23,343	470,595
Ameron International Corp.	10,460	722,054
Ampco-Pittsburgh Corp.	19,044	486,193
*AMREP Corp.	13,528	185,334
*APAC Customer Services, Inc.	73,615	381,326
#Apogee Enterprises, Inc.	44,771	616,049
Applied Industrial Technologies, Inc.	34,175	745,015
Applied Signal Technologies, Inc.	28,829	512,868
*Argan, Inc.	28,844	409,585
#*Argon ST, Inc.	36,507	925,818
Arkansas Best Corp.	35,508	800,350
*Armstrong World Industries, Inc.	1,100	40,073
#*Arotech Corp.	23,044	38,714
#*Astec Industries, Inc.	25,446	633,351
*Astronics Corp.	2,544	20,606
*Astronics Corp. Class B	1,840	14,094
*ATC Technology Corp.	37,295	815,642
*Atlas Air Worldwide Holdings, Inc.	26,839	984,186
*Avalon Holding Corp. Class A	1,400	3,150
#*Avis Budget Group, Inc.	76,700	829,894
#*AZZ, Inc.	24,688	742,615
#Badger Meter, Inc.	11,963	452,082
#*Baker (Michael) Corp.	20,166	786,676
#Baldor Electric Co.	30,505	752,863
*Baldwin Technology Co., Inc. Class A	21,689	27,328
#Barnes Group, Inc.	55,900	896,636
Barrett Business Services, Inc.	22,345	286,239
*BE Aerospace, Inc.	400	8,972
*Beacon Roofing Supply, Inc.	80,762	1,356,802
Belden, Inc.	21,557	492,146
#*Blount International, Inc.	39,100	435,574
*BlueLinx Holdings, Inc.	86,396	245,365
#Bowne & Co., Inc.	44,162	290,144
*Breeze-Eastern Corp.	14,658	96,010
Briggs & Stratton Corp.	69,200	1,143,876
*Broadwind Energy, Inc.	100	569
*BTU International, Inc.	24,613	131,680
#*Builders FirstSource, Inc.	55,333	185,366
#*C&D Technologies, Inc.	17,279	25,573
*CAI International, Inc.	27,093	215,118
Cascade Corp.	18,545	536,878
*Casella Waste Systems, Inc.	43,253	188,151
#*CBIZ, Inc.	121,495	880,839
CDI Corp.	23,717	305,712
*CECO Environmental Corp.	12,572	46,139
*Celadon Group, Inc.	38,625	379,298
#*Cenveo, Inc.	86,773	626,501
*Ceradyne, Inc.	25,769	503,526
*Champion Industries, Inc.	7,461	11,490
*Chart Industries, Inc.	17,246	278,178
Chase Corp.	19,404	235,759
Chicago Rivet & Machine Co.	300	4,425
CIRCOR International, Inc.	16,945	478,696
#*Coleman Cable, Inc.	32,883	144,356
*Columbus McKinnon Corp.	35,901	487,536
Comfort Systems USA, Inc.	58,645	687,906
*Command Security Corp.	28,121	68,334
*Commercial Vehicle Group, Inc.	48,567	232,636
*Competitive Technologies, Inc.	16,244	22,904
CompX International, Inc.	700	5,453

1021

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*COMSYS IT Partners, Inc.	45,853	$579,582
*Consolidated Graphics, Inc.	22,400	756,000
*Cornell Cos., Inc.	29,607	621,747
Corporate Executive Board Co.	24,262	561,423
#*CoStar Group, Inc.	18,438	744,526
Courier Corp.	23,104	322,994
*Covenant Transportation Group, Inc.	5,802	20,887
*CPI Aerostructures, Inc.	16,579	101,961
*CRA International, Inc.	18,244	473,432
Cubic Corp.	29,003	1,132,567
Deluxe Corp.	20,980	390,438
Diamond Management & Technology Consultants, Inc.	67,358	498,449
#*Document Security Systems, Inc.	30,957	105,254
*Dollar Thrifty Automotive Group, Inc.	21,095	513,874
Ducommun, Inc.	19,372	348,309
*DXP Enterprises, Inc.	18,489	242,021
*Dycom Industries, Inc.	42,530	347,470
*Dynamex, Inc.	10,932	174,037
Dynamic Materials Corp.	15,057	247,085
*DynCorp International, Inc. Class A	54,920	659,589
#*Eagle Bulk Shipping, Inc.	36,000	180,000
Eastern Co.	9,254	109,660
Ecology & Environment, Inc. Class A	920	13,892
Encore Wire Corp.	33,235	665,032
#*Ener1, Inc.	64,021	258,645
EnergySolutions, Inc.	96,749	807,854
#*EnerNOC, Inc.	31,111	968,797
*EnerSys, Inc.	68,399	1,333,097
Ennis, Inc.	45,935	689,025
#*EnPro Industries, Inc.	32,200	784,070
#ESCO Technologies, Inc.	25,089	820,159
Espey Manufacturing & Electronics Corp.	4,056	80,268
*Esterline Technologies Corp.	43,192	1,630,930
#*Evergreen Solar, Inc.	13,700	19,728
*Exponent, Inc.	18,873	507,872
*ExpressJet Holdings, Inc.	30,080	105,280
Federal Signal Corp.	31,743	206,012
*Flanders Corp.	52,414	182,925
*Flow International Corp.	47,672	162,562
#Forward Air Corp.	18,296	432,334
*Franklin Covey Co.	44,137	231,278
Franklin Electric Co., Inc.	26,195	681,856
Freightcar America, Inc.	22,670	442,065
Frozen Food Express Industries, Inc.	31,868	114,725
*Fuel Tech, Inc.	15,197	111,394
#*FuelCell Energy, Inc.	87,868	247,788
*Furmanite Corp.	73,011	237,286
G & K Services, Inc. Class A	17,100	427,500
Gardner Denver Machinery, Inc.	4,683	186,618
#*Genco Shipping & Trading, Ltd.	23,500	450,260
*Gencor Industries, Inc.	10,333	71,814
*GenCorp, Inc.	65,243	365,361
*Genesee & Wyoming, Inc.	33,980	1,001,391
*GEO Group, Inc. (The)	62,100	1,148,850
*GeoEye, Inc.	23,119	593,465
*Gibraltar Industries, Inc.	55,907	779,344
#Gorman-Rupp Co. (The)	19,102	462,841
*GP Strategies Corp.	44,425	328,745
*Graftech International, Ltd.	51,800	650,608
Graham Corp.	15,450	245,346
Great Lakes Dredge & Dock Corp.	111,669	659,964

1022

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Greenbrier Cos., Inc.	36,208	$295,095
*Griffon Corp.	105,141	1,241,715
*H&E Equipment Services, Inc.	66,650	707,156
Hardinge, Inc.	22,519	117,324
*Hawaiian Holdings, Inc.	76,096	452,010
#Healthcare Services Group, Inc.	38,984	799,172
HEICO Corp.	12,197	518,738
HEICO Corp. Class A	19,769	667,006
Heidrick & Struggles International, Inc.	30,343	771,622
*Herley Industries, Inc.	17,600	215,424
Herman Miller, Inc.	42,724	721,608
#*Hexcel Corp.	27,050	297,550
*Hill International, Inc.	83,098	490,278
HNI Corp.	39,600	990,792
#*Hoku Scientific, Inc.	26,086	64,172
Horizon Lines, Inc.	46,581	220,794
#Houston Wire & Cable Co.	21,582	259,631
*Hub Group, Inc. Class A	31,875	768,506
*Hudson Highland Group, Inc.	43,171	176,569
*Hurco Cos., Inc.	14,732	246,908
*Huron Consulting Group, Inc.	3,911	93,238
*ICF International, Inc.	22,273	521,411
*ICT Group, Inc.	46,750	741,455
*II-VI, Inc.	40,548	1,084,254
*InnerWorkings, Inc.	61,525	352,538
*Innotrac Corp.	712	947
*Innovative Solutions & Support, Inc.	43,513	176,228
*Insituform Technologies, Inc. Class A	47,114	964,895
Insteel Industries, Inc.	37,731	372,782
*Integrated Electrical Services, Inc.	24,395	125,390
Interface, Inc. Class A	48,136	390,383
#*Interline Brands, Inc.	52,920	889,056
International Shipholding Corp.	8,911	245,587
*Intersections, Inc.	48,891	211,698
John Bean Technologies Corp.	36,825	607,244
*Kadant, Inc.	21,492	327,108
Kaman Corp. Class A	28,991	721,586
Kaydon Corp.	21,300	696,297
*Kelly Services, Inc. Class A	32,252	423,146
*Key Technology, Inc.	13,564	195,593
*Kforce, Inc.	65,834	880,201
Kimball International, Inc. Class B	34,227	269,709
#Knoll, Inc.	39,450	444,207
*Korn/Ferry International	65,328	966,854
*Kratos Defense & Security Solutions, Inc.	18,939	180,110
*K-Tron International, Inc.	4,309	640,834
L.S. Starrett Co. Class A	5,600	54,488
*LaBarge, Inc.	38,223	419,689
*Ladish Co., Inc.	34,188	528,205
Lawson Products, Inc.	10,977	177,279
*Layne Christensen Co.	26,813	679,173
*LECG Corp.	33,677	95,979
*LGL Group, Inc.	500	2,000
#Lindsay Corp.	2,900	116,696
*LMI Aerospace, Inc.	31,352	397,857
LSI Industries, Inc.	44,717	266,513
*Lydall, Inc.	33,025	209,048
*M&F Worldwide Corp.	37,000	1,342,730
*Magnetek, Inc.	57,421	78,093
Manitowoc Co., Inc. (The)	8,000	87,200
*Marten Transport, Ltd.	49,789	876,784

1023

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Mastec, Inc.	90,708	$1,114,801
McGrath Rentcorp.	29,461	620,743
*Metalico, Inc.	47,000	231,710
Met-Pro Corp.	32,896	308,236
*MFRI, Inc.	18,733	127,759
#*Microvision, Inc.	131,227	254,580
#*Middleby Corp.	16,650	750,249
*Miller Industries, Inc.	26,644	298,679
Mine Safety Appliances Co.	37,035	892,173
#*Mobile Mini, Inc.	43,280	608,084
*Moog, Inc.	30,862	931,415
*Moog, Inc. Class B	391	11,965
Mueller Industries, Inc.	45,622	1,121,845
Mueller Water Products, Inc.	153,392	691,798
Multi-Color Corp.	22,598	264,171
NACCO Industries, Inc. Class A	9,026	485,779
National Technical Systems, Inc.	26,331	148,507
*Navigant Consulting, Inc.	48,040	651,422
*NN, Inc.	31,733	125,980
Nordson Corp.	9,600	542,784
*North American Galvanizing & Coating, Inc.	30,194	152,782
#*Northwest Pipe Co.	16,300	389,896
#*Ocean Power Technologies, Inc.	15,060	90,812
*Old Dominion Freight Line, Inc.	37,309	1,025,998
Omega Flex, Inc.	24,084	255,050
*On Assignment, Inc.	74,470	519,801
*Orbital Sciences Corp.	44,298	700,351
*Orion Energy Systems, Inc.	23,700	112,812
#*Orion Marine Group, Inc.	40,895	774,142
Oshkosh Truck Corp. Class B	50,960	1,838,127
#Otter Tail Corp.	40,234	869,054
*P.A.M. Transportation Services, Inc.	21,048	213,427
#*Pacer International, Inc.	43,570	130,710
*Park-Ohio Holdings Corp.	37,614	343,792
*Patriot Transportation Holding, Inc.	5,663	504,517
*PGT, Inc.	36,356	69,804
*Pike Electric Corp.	21,868	190,689
*Pinnacle Airlines Corp.	41,551	316,203
*PMFG, Inc.	20,434	310,801
*Polypore International, Inc.	9,200	123,556
Portec Rail Products, Inc.	25,716	280,819
*Powell Industries, Inc.	19,830	579,234
#*Power-One, Inc.	122,393	387,986
*PowerSecure International, Inc.	39,255	258,298
Preformed Line Products Co.	6,400	230,720
*PRGX Global, Inc.	54,871	315,508
*Protection One, Inc.	49,213	425,692
Providence & Worcester Railroad Co.	1,600	19,448
*Quality Distribution, Inc.	37,608	151,560
Quanex Building Products Corp.	35,375	568,830
*Quixote Corp.	9,249	58,824
Raven Industries, Inc.	8,792	251,275
#*RBC Bearings, Inc.	21,765	505,819
*RCM Technologies, Inc.	9,321	24,235
#Regal-Beloit Corp.	7,700	364,980
*Republic Airways Holdings, Inc.	25,923	126,763
*Resources Connection, Inc.	44,112	787,840
Robbins & Myers, Inc.	45,100	1,002,122
Rollins, Inc.	17,682	347,982
*RSC Holdings, Inc.	88,364	634,454
*Rush Enterprises, Inc. Class A	55,076	625,663

1024

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Rush Enterprises, Inc. Class B	19,855	$197,359
*Saia, Inc.	19,490	233,880
#*Sauer-Danfoss, Inc.	45,024	511,923
Schawk, Inc.	60,564	780,064
*School Specialty, Inc.	23,035	508,843
Seaboard Corp.	212	260,760
Servotronics, Inc.	4,259	40,035
SIFCO Industries, Inc.	12,202	153,379
#Simpson Manufacturing Co., Inc.	45,667	1,126,148
SkyWest, Inc.	67,272	984,189
*SL Industries, Inc.	14,983	127,356
*Sparton Corp.	13,257	82,193
*Spherion Corp.	72,900	411,156
*Spherix, Inc.	5,443	6,804
*Spire Corp.	15,359	67,733
*Standard Parking Corp.	26,600	431,718
#Standard Register Co.	26,770	142,416
Standex International Corp.	34,913	796,366
#*Stanley, Inc.	8,357	218,786
Steelcase, Inc. Class A	89,369	632,733
*Sterling Construction Co., Inc.	27,761	528,014
Sun Hydraulics, Inc.	25,346	567,243
Superior Uniform Group, Inc.	9,036	92,258
*Sykes Enterprises, Inc.	62,843	1,506,975
*Sypris Solutions, Inc.	100	294
TAL International Group, Inc.	38,409	541,567
*Taser International, Inc.	91,881	518,209
*Team, Inc.	22,946	409,357
*Tech/Ops Sevcon, Inc.	5,762	15,269
Technology Research Corp.	16,235	56,985
*Tecumseh Products Co. Class A	20,765	230,076
*Tecumseh Products Co. Class B	1,100	12,430
*Teledyne Technologies, Inc.	20,370	758,986
Tennant Co.	27,800	665,254
Textainer Group Holdings, Ltd.	26,200	446,448
#Titan International, Inc.	40,525	314,474
#*Titan Machinery, Inc.	20,226	222,891
Todd Shipyards Corp.	10,541	157,693
Toro Co.	16,510	643,064
*Trailer Bridge, Inc.	23,479	124,204
*TRC Cos., Inc.	43,827	117,895
Tredegar Industries, Inc.	33,800	546,884
#*Trex Co., Inc.	33,660	519,037
*Trimas Corp.	57,015	337,529
Triumph Group, Inc.	24,063	1,225,529
*TrueBlue, Inc.	42,200	612,322
*Tufco Technologies, Inc.	1,800	5,940
#*Tutor Perini Corp.	42,859	816,893
Twin Disc, Inc.	24,784	238,670
*U.S. Home Systems, Inc.	14,720	32,973
#*UAL Corp.	66,200	809,626
*Ultralife Corp.	22,498	86,392
*United Capital Corp.	600	14,190
#*United Rentals, Inc.	79,001	632,798
*United Stationers, Inc.	28,724	1,567,181
Universal Forest Products, Inc.	33,257	1,128,743
*Universal Security Instruments, Inc.	1,363	7,374
Universal Truckload Services, Inc.	35,616	599,773
*UQM Technologies, Inc.	39,387	187,876
#*US Airways Group, Inc.	153,705	816,174
*USA Truck, Inc.	25,961	320,618

1025

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*USG Corp.	51,026	$612,822
Valmont Industries, Inc.	3,195	221,925
*Valpey Fisher Corp.	1,200	1,692
*Versar, Inc.	25,291	80,172
Viad Corp.	32,419	639,627
#*Vicor Corp.	48,706	421,794
Virco Manufacturing Corp.	19,384	68,426
*Volt Information Sciences, Inc.	44,790	416,099
VSE Corp.	11,222	568,619
*Wabash National Corp.	22,450	66,452
*Waste Services, Inc.	67,120	609,450
Watsco, Inc. Class A	14,800	709,808
Watsco, Inc. Class B	1,600	77,920
Watts Water Technologies, Inc.	43,017	1,244,482
*WCA Waste Corp.	48,746	199,859
#Werner Enterprises, Inc.	27,732	548,539
#*WESCO International, Inc.	47,705	1,322,383
*Willdan Group, Inc.	1,000	2,470
*Willis Lease Finance Corp.	7,934	130,832

Total Industrials		161,866,644

Information Technology — (16.9%)
*3Com Corp.	329,845	2,457,345
#*3PAR, Inc.	34,931	337,783
#*ACI Worldwide, Inc.	29,688	475,305
*Acme Packet, Inc.	95,296	986,314
*Acorn Energy, Inc.	26,855	168,381
*Actel Corp.	51,900	571,938
*ActivIdentity Corp.	109,372	249,368
*Actuate Corp.	91,412	456,146
*Acxiom Corp.	87,593	1,347,180
*Adaptec, Inc.	233,054	708,484
#*ADC Telecommunications, Inc.	7,800	41,418
*ADDvantage Technologies Group, Inc.	13,788	29,644
*Adept Technology, Inc.	18,552	59,923
*Advanced Analogic Technologies, Inc.	41,338	138,069
#*Advanced Energy Industries, Inc.	57,579	755,436
*Advent Software, Inc.	21,254	802,338
*Aehr Test Systems	4,354	7,924
*Aetrium, Inc.	22,521	59,681
Agilysys, Inc.	22,289	187,228
#*Airvana, Inc.	81,487	616,857
American Software, Inc. Class A	45,722	250,557
#*Amkor Technology, Inc.	102,515	583,310
*Amtech Systems, Inc.	17,384	180,967
*Anadigics, Inc.	102,426	370,782
*Anaren, Inc.	42,070	539,758
*Applied Micro Circuits Corp.	74,310	544,692
*ArcSight, Inc.	20,100	477,375
#*Ariba, Inc.	96,871	1,219,606
#*Arris Group, Inc.	158,106	1,587,384
*Art Technology Group, Inc.	172,865	774,435
*Aruba Networks, Inc.	69,925	726,521
Astro-Med, Inc.	3,786	27,448
#*Atheros Communications, Inc.	3,874	124,239
#*ATMI, Inc.	26,464	444,066
*AuthenTec, Inc.	46,112	118,047
*Aviat Networks, Inc.	94,593	680,124
*Avid Technology, Inc.	22,300	281,649
*Aware, Inc.	31,813	81,123
*AXT, Inc.	74,440	215,876

1026

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Bel Fuse, Inc. Class A	4,256	$73,799
Bel Fuse, Inc. Class B	15,610	296,122
*Benchmark Electronics, Inc.	87,406	1,592,537
*BigBand Networks, Inc.	62,331	195,719
Black Box Corp.	15,215	418,260
#Blackbaud, Inc.	47,292	1,054,612
#*Blackboard, Inc.	27,445	1,081,607
*Blue Coat Systems, Inc.	83,571	2,060,025
*Bottomline Technologies, Inc.	55,683	963,316
*Brightpoint, Inc.	87,354	510,147
*Brooks Automation, Inc.	53,657	447,499
*Bsquare Corp.	21,682	53,338
#*Cabot Microelectronics Corp.	26,550	933,232
*Cadence Design Systems, Inc.	9,200	53,452
*CalAmp Corp.	55,981	162,345
*Callidus Software, Inc.	58,662	187,718
*Cascade Microtech, Inc.	21,919	94,909
Cass Information Systems, Inc.	23,221	698,952
*Cavium Networks, Inc.	29,600	639,656
*CEVA, Inc.	48,058	571,410
*Checkpoint Systems, Inc.	43,000	689,720
*Chordiant Software, Inc.	51,631	191,035
*Chyron International Corp.	1,300	2,834
*Ciber, Inc.	108,655	350,956
#*Ciena Corp.	40,471	516,005
*Cirrus Logic, Inc.	127,953	872,639
*Clearfield, Inc.	25,316	50,632
*Cogent, Inc.	53,045	547,955
Cognex Corp.	42,668	698,475
Cohu, Inc.	57,872	749,442
*Comarco, Inc.	11,901	30,943
—#*Commerce One LLC	1,966	—
#*CommScope, Inc.	30,500	829,905
Communications Systems, Inc.	16,970	202,113
*CommVault Systems, Inc.	35,712	756,737
*Computer Task Group, Inc.	23,581	166,246
*comScore, Inc.	21,423	290,710
*Comtech Telecommunications Corp.	31,458	1,112,355
*Comverge, Inc.	46,502	456,650
*Concurrent Computer Corp.	18,750	80,438
*Conexant Systems, Inc.	139,900	534,418
#*Constant Contact, Inc.	22,871	403,444
*Convergys Corp.	130,098	1,392,049
*CPI International, Inc.	31,907	357,358
*Cray, Inc.	71,418	337,093
*CSG Systems International, Inc.	43,040	835,406
*CSP, Inc.	1,770	6,602
CTS Corp.	29,900	227,539
*CyberOptics Corp.	23,132	167,938
#*CyberSource Corp.	100,687	1,820,421
*Cymer, Inc.	33,606	1,054,220
#*Cypress Semiconductor Corp.	80,500	809,025
Daktronics, Inc.	50,300	392,843
*Datalink Corp.	23,183	106,178
*Dataram Corp.	22,342	62,334
*DDi Corp.	52,418	225,922
#*DealerTrack Holdings, Inc.	38,600	693,642
*Deltek, Inc.	40,850	303,107
#*DemandTec, Inc.	36,112	214,505
*DG FastChannel, Inc.	36,151	985,115
*Dice Holdings, Inc.	93,167	531,984

1027

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Digi International, Inc.	53,281	$511,498
*Digimarc Corp.	17,785	279,402
#*Digital River, Inc.	37,178	934,283
*Diodes, Inc.	28,403	473,762
*Ditech Networks, Inc.	34,593	43,587
*DivX, Inc.	61,229	344,107
*Double-Take Software, Inc.	36,004	367,601
*DSP Group, Inc.	61,127	421,165
#*DTS, Inc.	21,949	621,157
*Dynamics Research Corp.	26,472	297,016
EarthLink, Inc.	121,590	986,095
#*Ebix, Inc.	55,788	807,810
#*Echelon Corp.	87,693	744,514
*EDGAR Online, Inc.	38,296	55,529
*Edgewater Technology, Inc.	8,958	26,874
Electro Rent Corp.	54,428	636,263
*Electro Scientific Industries, Inc.	50,319	564,076
*Electronics for Imaging, Inc.	65,470	758,797
*eLoyalty Corp.	12,834	79,314
*EMS Technologies, Inc.	27,527	352,896
*Emulex Corp.	96,540	1,085,110
*Endwave Corp.	18,543	44,874
#*Entegris, Inc.	119,099	433,520
*Entropic Communications, Inc.	95,533	333,410
*Epicor Software Corp.	120,979	927,909
#*EPIQ Systems, Inc.	49,541	592,015
*ePlus, Inc.	12,236	192,350
*Euronet Worldwide, Inc.	64,325	1,313,516
*Exar Corp.	65,187	458,265
*ExlService Holdings, Inc.	40,597	736,836
*Extreme Networks	99,324	245,330
#Fair Isaac Corp.	50,290	1,102,860
*Fairchild Semiconductor Corp. Class A	129,400	1,162,012
*FalconStor Software, Inc.	54,983	190,241
#*Faro Technologies, Inc.	36,376	657,314
#*FEI Co.	46,000	956,800
#*FormFactor, Inc.	50,751	785,118
*Forrester Research, Inc.	31,271	847,131
*Frequency Electronics, Inc.	13,896	69,202
*Gerber Scientific, Inc.	66,691	326,786
*Global Cash Access, Inc.	78,666	637,195
*Globecomm Systems, Inc.	42,805	311,192
*GSE Systems, Inc.	31,460	164,536
#*GSI Commerce, Inc.	48,934	1,113,738
*GSI Technology, Inc.	68,996	307,722
*GTSI Corp.	19,287	105,307
*Guidance Software, Inc.	45,063	238,834
*Hackett Group, Inc.	117,708	273,083
*Harmonic, Inc.	93,707	568,801
Heartland Payment Systems, Inc.	24,800	353,896
*Henry Bros. Electronics, Inc.	16,684	71,825
*Hittite Microwave Corp.	26,890	999,770
*Hughes Communications, Inc.	5,586	144,622
*Hutchinson Technology, Inc.	25,984	174,872
*Hypercom Corp.	93,549	320,873
*I.D. Systems, Inc.	8,587	24,645
#*ICx Technologies, Inc.	22,063	151,352
*IEC Electronics Corp.	17,404	77,970
iGATE Corp.	111,113	1,122,241
*iGo, Inc.	39,755	47,706
*Ikanos Communications, Inc.	20,604	44,299

1028

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Imation Corp.	45,712	$408,665
Imergent, Inc.	10,795	61,532
*Immersion Corp.	58,309	258,309
*Infinera Corp.	93,830	642,736
*infoGROUP, Inc.	86,830	669,459
*InfoSpace, Inc.	87,062	807,065
*Innodata Isogen, Inc.	57,116	294,719
*Insight Enterprises, Inc.	40,039	460,849
*Integral Systems, Inc.	33,961	251,991
*Integrated Device Technology, Inc.	240,550	1,363,918
*Integrated Silicon Solution, Inc.	74,212	428,203
*Intellicheck Mobilisa, Inc.	19,829	55,918
*Interactive Intelligence, Inc.	33,446	578,616
#*InterDigital, Inc.	10,495	260,171
*Intermec, Inc.	68,493	908,902
*Internap Network Services Corp.	85,416	380,101
*International Rectifier Corp.	22,522	406,297
*Internet Brands, Inc.	70,638	553,096
*Internet Capital Group, Inc.	75,200	468,496
*Interphase Corp.	15,555	41,221
*Intevac, Inc.	45,344	645,245
*IntriCon Corp.	17,118	51,354
*INX, Inc.	23,065	132,624
#*IPG Photonics Corp.	55,820	803,808
*Isilon Systems, Inc.	78,525	486,070
*Iteris, Inc.	81,850	110,498
#*Ixia	97,735	725,194
*IXYS Corp.	60,534	421,317
#*j2 Global Communications, Inc.	35,265	724,343
*JDA Software Group, Inc.	48,701	1,276,466
*JDS Uniphase Corp.	19,400	152,484
Keithley Instruments, Inc.	22,422	121,751
*Kenexa Corp.	21,675	215,016
*KEY Tronic Corp.	27,708	133,830
Keynote Systems, Inc.	41,876	404,941
*Knot, Inc. (The)	63,597	581,913
*Kopin Corp.	192,457	790,998
#*Kulicke & Soffa Industries, Inc.	97,185	448,023
*KVH Industries, Inc.	34,506	448,578
#*L-1 Identity Solutions, Inc.	39,094	292,814
*LaserCard Corp.	27,418	168,895
*Lattice Semiconductor Corp.	125,963	326,244
#*Lawson Software, Inc.	203,429	1,232,780
*LeCroy Corp.	20,742	79,857
*Limelight Networks, Inc.	95,259	333,406
*Lionbridge Technologies, Inc.	130,582	302,950
*Liquidity Services, Inc.	48,687	514,622
*Littlefuse, Inc.	24,500	736,470
*LoJack Corp.	43,851	187,682
#*LoopNet, Inc.	71,077	666,702
#*Loral Space & Communications, Inc.	18,487	526,325
#*Magma Design Automation, Inc.	109,596	264,126
#*Manhattan Associates, Inc.	25,574	536,287
Marchex, Inc. Class B	35,935	197,283
*Mattson Technology, Inc.	69,725	230,092
Maximus, Inc.	16,424	786,053
*Maxwell Technologies, Inc.	33,687	491,830
*Measurement Specialties, Inc.	32,438	386,661
*MEMSIC, Inc.	7,021	22,608
*Mentor Graphics Corp.	19,700	157,994
*Mercury Computer Systems, Inc.	56,502	674,634

1029

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Merrimac Industries, Inc.	5,120	$81,869
Mesa Laboratories, Inc.	5,853	155,631
Methode Electronics, Inc.	50,238	552,116
Micrel, Inc.	63,592	475,032
*MicroStrategy, Inc.	5,198	487,157
*Microtune, Inc.	24,717	54,872
*Mindspeed Technologies, Inc.	51,821	327,509
*MIPS Technologies, Inc.	61,077	235,757
*MKS Instruments, Inc.	67,299	1,117,163
Mocon, Inc.	10,068	98,566
*ModusLink Global Solutions, Inc.	108,057	1,096,779
*MoneyGram International, Inc.	171,796	515,388
*Monolithic Power Systems, Inc.	40,943	844,245
*Monotype Imaging Holdings, Inc.	17,635	159,244
*MoSys, Inc.	87,805	394,244
*Move, Inc.	31,344	54,852
MTS Systems Corp.	18,096	465,610
*Multi-Fineline Electronix, Inc.	47,954	1,144,662
#*Nanometrics, Inc.	36,710	319,377
*Napco Security Technologies, Inc.	41,554	86,848
#*NCI, Inc.	17,743	528,741
*NETGEAR, Inc.	41,819	863,144
#*NetList, Inc.	24,694	93,590
*NetLogic Microsystems, Inc.	22,183	908,616
#*NetScout Systems, Inc.	88,936	1,248,661
#*NetSuite, Inc.	32,900	519,491
*Network Engines, Inc.	3,682	5,376
*Network Equipment Technologies, Inc.	65,630	294,679
*Newport Corp.	54,697	465,471
NIC, Inc.	73,300	621,584
*Novatel Wireless, Inc.	51,100	382,228
*Nu Horizons Electronics Corp.	48,985	200,838
*NumereX Corp. Class A	25,034	111,902
O.I. Corp.	2,700	21,384
*Occam Networks, Inc.	51,276	268,686
*OmniVision Technologies, Inc.	50,800	655,320
*Online Resources Corp.	48,788	235,646
*Onvia, Inc.	21,001	151,837
*Openwave Systems, Inc.	110,571	246,573
*Oplink Communications, Inc.	52,098	773,655
OPNET Technologies, Inc.	50,836	597,323
*Opnext, Inc.	80,582	152,300
*Optelecom-NKF, Inc.	4,441	11,680
*Optical Cable Corp.	17,761	63,584
*ORBCOMM, Inc.	93,737	213,720
*OSI Systems, Inc.	29,110	770,542
#*Palm, Inc.	90,056	935,682
*PAR Technology Corp.	29,786	172,461
Park Electrochemical Corp.	25,288	663,810
#*ParkerVision, Inc.	26,072	41,715
*PC Connection, Inc.	60,999	390,394
*PC Mall, Inc.	30,049	153,550
*PC-Tel, Inc.	53,193	309,051
*PDF Solutions, Inc.	37,823	149,779
Pegasystems, Inc.	65,301	2,171,258
*Perceptron, Inc.	25,965	81,790
#*Perficient, Inc.	55,400	537,934
*Performance Technologies, Inc.	25,004	70,511
*Pericom Semiconductor Corp.	56,987	501,486
*Pervasive Software, Inc.	50,943	260,828
*Phoenix Technologies, Ltd.	40,841	128,649

1030

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Photronics, Inc.	65,208	$251,051
*Pixelworks, Inc.	29,551	88,062
*Planar Systems, Inc.	13,165	29,621
Plantronics, Inc.	42,048	1,110,908
*PLATO Learning, Inc.	51,056	210,351
*Plexus Corp.	49,307	1,676,931
*PLX Technology, Inc.	51,094	226,857
Power Integrations, Inc.	30,060	938,173
*Presstek, Inc.	73,691	208,546
—*Price Communications Liquidation Trust	68,586	9,367
*Progress Software Corp.	44,435	1,249,957
*PROS Holdings, Inc.	32,700	259,965
QAD, Inc.	73,970	405,356
Qualstar Corp.	12,400	27,404
*Quantum Corp.	158,875	406,720
*QuickLogic Corp.	29,159	66,774
*Radiant Systems, Inc.	60,672	700,762
*RadiSys Corp.	44,313	332,791
#*Rambus, Inc.	56,750	1,245,095
*Ramtron International Corp.	33,835	62,595
*RealNetworks, Inc.	128,400	541,848
*Relm Wireless Corp.	14,951	46,797
Renaissance Learning, Inc.	44,094	586,891
*RF Industries, Ltd.	800	3,960
Richardson Electronics, Ltd.	34,726	266,348
*RightNow Technologies, Inc.	48,406	774,012
*Rimage Corp.	19,902	296,739
*Riverbed Technology, Inc.	29,260	656,009
*Rofin-Sinar Technologies, Inc.	38,645	845,939
*Rogers Corp.	18,834	450,886
#*Rubicon Technology, Inc.	26,636	420,316
*Rudolph Technologies, Inc.	55,900	350,493
*S1 Corp.	127,326	761,409
*Saba Software, Inc.	61,557	297,936
*Salary.com, Inc.	32,015	71,714
*Sanmina-SCI Corp.	56,800	749,760
*Sapient Corp.	142,342	1,103,150
#*SAVVIS, Inc.	15,360	241,766
*ScanSource, Inc.	32,432	916,528
*Scientific Learning Corp.	35,271	197,518
*SCM Microsystems, Inc.	43,654	89,491
*SeaChange International, Inc.	59,186	382,933
#*Semtech Corp.	59,980	898,500
Servidyne, Inc.	9,190	16,588
*ShoreTel, Inc.	71,826	381,396
#*Sigma Designs, Inc.	44,495	494,339
#*Silicon Graphics International Corp.	57,126	457,579
*Silicon Image, Inc.	83,780	201,910
*Silicon Storage Technology, Inc.	208,153	555,769
#*Skyworks Solutions, Inc.	180,848	2,294,961
#*Smart Modular Technologies (WWH), Inc.	114,480	696,038
*Smith Micro Software, Inc.	66,501	515,383
#*Sonic Solutions, Inc.	34,628	296,416
*SonicWALL, Inc.	137,167	1,045,213
*Sonus Networks, Inc.	207,200	437,192
*Soundbite Communications, Inc.	3,682	9,868
*Sourcefire, Inc.	54,613	1,138,681
*Spark Networks, Inc.	51,056	151,126
*Spectrum Control, Inc.	36,098	372,531
*SRA International, Inc.	35,482	611,000
*SRS Labs, Inc.	44,638	310,234

1031

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Standard Microsystems Corp.	26,598	$530,630
*StarTek, Inc.	37,225	275,465
#*STEC, Inc.	64,126	899,047
#*Stratasys, Inc.	46,595	1,071,685
*SuccessFactors, Inc.	68,451	1,115,751
*Super Micro Computer, Inc.	40,560	501,727
*Supertex, Inc.	23,212	555,927
*Support.com, Inc.	97,038	240,654
*Switch & Data Facilities Co., Inc.	31,847	582,163
Sycamore Networks, Inc.	34,959	677,855
*Symmetricom, Inc.	85,992	438,559
*Symyx Technologies, Inc.	78,468	387,632
#*Synaptics, Inc.	27,717	701,517
*Synchronoss Technologies, Inc.	51,509	863,291
*SYNNEX Corp.	53,859	1,425,648
Syntel, Inc.	8,049	270,607
#*Taleo Corp. Class A	37,609	763,839
*Tech Data Corp.	25,000	1,018,750
Technitrol, Inc.	46,807	209,695
*TechTarget, Inc.	13,876	73,543
*TechTeam Global, Inc.	29,672	218,386
*Techwell, Inc.	48,312	522,253
*Tekelec	68,099	1,020,123
*TeleCommunication Systems, Inc.	83,168	728,552
*TeleTech Holdings, Inc.	56,796	1,081,396
*Telular Corp.	46,608	202,279
#*Teradyne, Inc.	146,390	1,367,283
#*Terremark Worldwide, Inc.	93,396	763,979
Tessco Technologies, Inc.	12,894	240,473
*Tessera Technologies, Inc.	54,191	930,459
TheStreet.com, Inc.	61,277	194,248
#*THQ, Inc.	1,238	6,240
*Tier Technologies, Inc. Class B	34,692	267,128
#*TiVo, Inc.	90,637	817,546
*TNS, Inc.	17,500	400,750
*Tollgrade Communications, Inc.	20,340	126,515
*Track Data Corp.	4,850	15,132
*Transact Technologies, Inc.	21,039	151,060
*Travelzoo, Inc.	20,973	225,040
*Trident Microsystems, Inc.	50,900	92,638
*Trio-Tech International	1,700	6,766
*Triquint Semiconductor, Inc.	136,226	817,356
TSR, Inc.	1,884	4,484
*TTM Technologies, Inc.	78,746	815,021
#*Tyler Technologies, Inc.	41,826	783,401
#*Ultimate Software Group, Inc.	15,481	462,882
*Ultra Clean Holdings, Inc.	43,038	278,025
*Ultratech, Inc.	52,115	710,849
*Unica Corp.	49,440	391,565
United Online, Inc.	58,214	367,912
#*Universal Display Corp.	45,899	517,282
#*UTStarcom, Inc.	171,843	371,181
*ValueClick, Inc.	77,802	719,668
#*Veeco Instruments, Inc.	24,500	779,590
#*VeriFone Holdings, Inc.	47,100	837,909
*Viasat, Inc.	34,570	944,798
*Vicon Industries, Inc.	12,267	66,732
*Video Display Corp.	29,556	111,722
*Virage Logic Corp.	56,621	315,379
#*Virnetx Holding Corp.	46,725	141,110
*Virtusa Corp.	48,136	428,892

1032

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Vishay Intertechnology, Inc.	13,690	$103,223
*Vocus, Inc.	23,576	380,045
*Volterra Semiconductor Corp.	45,106	879,116
Wayside Technology Group, Inc.	12,865	104,592
*Web.com Group, Inc.	72,276	403,300
*Websense, Inc.	38,904	720,891
*Wireless Ronin Technologies, Inc.	29,062	90,673
*WPCS International, Inc.	12,132	37,003
*Wright Express Corp.	24,280	712,861
*ZiLOG, Inc.	36,394	129,563
*Zix Corp.	106,977	201,117
*Zoran Corp.	55,000	603,350
*Zygo Corp.	37,077	392,645

Total Information Technology		200,635,376

Materials — (4.6%)
A. Schulman, Inc.	30,700	691,364
A.M. Castle & Co.	45,697	443,261
*AEP Industries, Inc.	11,589	404,572
AK Steel Holding Corp.	75,272	1,531,032
#AMCOL International Corp.	33,660	845,876
*American Pacific Corp.	15,105	108,756
American Vanguard Corp.	28,530	216,543
*Arabian American Development Co.	7,333	17,233
#Arch Chemicals, Inc.	29,840	834,326
Balchem Corp.	39,291	761,852
*Brush Engineered Materials, Inc.	43,460	780,976
*Buckeye Technologies, Inc.	82,900	948,376
*BWAY Holding Co.	39,900	680,694
Cabot Corp.	75,100	1,936,078
#*Calgon Carbon Corp.	45,320	606,835
#Carpenter Technology Corp.	53,831	1,442,671
*Century Aluminum Co.	9,500	107,540
#*Coeur d’Alene Mines Corp.	58,000	813,160
*Continental Materials Corp.	1,000	14,485
*Core Molding Technologies, Inc.	24,700	73,853
Cytec Industries, Inc.	8,800	328,328
Deltic Timber Corp.	11,300	507,483
Eagle Materials, Inc.	45,300	1,033,293
Ferro Corp.	79,306	615,415
Friedman Industries, Inc.	18,852	103,686
*General Moly, Inc.	81,987	192,669
*Graphic Packaging Holding Co.	217,561	735,356
H.B. Fuller Co.	55,958	1,120,279
#Hawkins, Inc.	18,860	388,893
Haynes International, Inc.	18,724	548,426
#*Headwaters, Inc.	76,630	420,699
#*Hecla Mining Co.	192,208	876,468
*Horsehead Holding Corp.	62,746	614,911
ICO, Inc.	66,529	513,604
Innophos Holdings, Inc.	30,200	590,712
*Innospec, Inc.	26,008	253,578
Kaiser Aluminum Corp.	16,291	572,629
*KapStone Paper & Packaging Corp.	62,302	575,670
KMG Chemicals, Inc.	32,047	440,646
#Koppers Holdings, Inc.	9,234	257,813
*Kronos Worldwide, Inc.	46,501	679,380
*Landec Corp.	57,447	364,788
#*Louisiana-Pacific Corp.	130,045	924,620
*LSB Industries, Inc.	30,689	403,560
#*Mercer International, Inc.	14,794	46,157

1033

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Minerals Technologies, Inc.	23,200	$1,108,960
#*Mines Management, Inc.	67,283	172,244
*Mod-Pac Corp.	5,715	25,260
Myers Industries, Inc.	49,339	450,958
Neenah Paper, Inc.	27,550	383,496
NewMarket Corp.	27,175	2,451,728
NL Industries, Inc.	137,059	929,260
*Northern Technologies International Corp.	6,826	70,513
Olympic Steel, Inc.	17,755	492,524
*OM Group, Inc.	39,000	1,272,180
*Omnova Solutions, Inc.	65,491	370,679
P.H. Glatfelter Co.	56,817	784,075
Penford Corp.	26,495	271,839
*PolyOne Corp.	80,255	597,900
Quaker Chemical Corp.	29,113	509,186
*Ready Mix, Inc.	7,341	21,289
*Rock of Ages Corp.	626	2,028
Rock-Tenn Co. Class A	17,000	725,730
*Rockwood Holdings, Inc.	17,200	376,852
Royal Gold, Inc.	1,300	55,406
#*RTI International Metals, Inc.	33,400	826,650
Schnitzer Steel Industries, Inc. Class A	5,000	202,500
Schweitzer-Maudoit International, Inc.	28,091	2,113,567
*Senomyx, Inc.	47,477	185,635
Sensient Technologies Corp.	25,511	662,010
*Solitario Exploration & Royalty Corp.	25,595	60,148
*Solutia, Inc.	28,100	386,375
Spartech Corp.	48,957	493,976
Stepan Co.	21,655	1,266,384
#*Stillwater Mining Co.	93,000	934,650
Synalloy Corp.	18,872	150,410
Temple-Inland, Inc.	84,887	1,474,487
#Texas Industries, Inc.	28,000	950,320
#*U.S. Gold Corp.	53,495	119,294
*United States Lime & Minerals, Inc.	14,213	560,703
*Universal Stainless & Alloy Products, Inc.	13,820	251,939
Valhi, Inc.	3,500	56,175
#Walter Energy, Inc.	11,800	766,056
Wausau Paper Corp.	95,847	845,371
Westlake Chemical Corp.	73,900	1,517,167
#Worthington Industries, Inc.	68,837	996,071
*WR Grace & Co.	68,900	1,645,332
Zep, Inc.	34,793	769,621
*Zoltek Cos., Inc.	28,674	239,428

Total Materials		54,914,922

Other — (0.0%)
—Allen Organ Co. Escrow Shares	700	1,151
—*ePresence, Inc. Escrow Shares	8,100	—
—*Landco Real Estate LLC	700	—
—*MAIR Holdings, Inc. Escrow Shares	23,464	—
—*Petrocorp, Inc. Escrow Shares	5,200	312

Total Other		1,463

Telecommunication Services — (0.9%)
#Alaska Communications Systems Group, Inc.	51,342	418,437
*Arbinet Corp.	51,717	115,329
Atlantic Tele-Network, Inc.	28,550	1,382,676
#*Cbeyond, Inc.	30,979	385,998
*Cincinnati Bell, Inc.	200,750	584,182
*Cogent Communications Group, Inc.	51,200	559,104

1034

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#Consolidated Communications Holdings, Inc.	32,608	$558,575
*General Communications, Inc. Class A	93,875	556,679
*Global Crossing, Ltd.	60,451	844,500
HickoryTech Corp.	36,357	309,034
*IDT Corp.	1,400	5,152
*IDT Corp. Class B	28,285	125,868
Iowa Telecommunications Services, Inc.	44,870	734,073
#*Neutral Tandem, Inc.	20,949	323,872
NTELOS Holdings Corp.	20,135	327,194
*PAETEC Holding Corp.	37,050	117,448
#*Premiere Global Services, Inc.	76,314	616,617
Shenandoah Telecommunications Co.	17,257	296,820
*SureWest Communications	21,231	190,017
*Syniverse Holdings, Inc.	68,473	1,151,031
*USA Mobility, Inc.	55,766	579,409
Warwick Valley Telephone Co.	1,600	20,488
*Xeta Corp.	27,289	83,777

Total Telecommunication Services		10,286,280

Utilities — (1.7%)
#ALLETE, Inc.	35,400	1,108,020
#American States Water Co.	19,059	633,140
Artesian Resources Corp.	15,533	274,157
#Avista Corp.	59,689	1,216,462
#Black Hills Corp.	43,190	1,122,076
#*Cadiz, Inc.	21,548	257,068
#California Water Service Group	16,010	581,483
Central Vermont Public Service Corp.	19,178	376,656
CH Energy Group, Inc.	13,905	549,943
Chesapeake Utilities Corp.	19,266	571,044
Connecticut Water Services, Inc.	17,032	378,792
Delta Natural Gas Co., Inc.	9,150	265,350
*El Paso Electric Co.	55,205	1,062,696
Empire District Electric Co.	31,344	577,043
Energy, Inc.	11,698	117,682
Laclede Group, Inc.	24,652	795,274
Maine & Maritimes Corp.	1,400	45,668
MGE Energy, Inc.	26,265	878,039
Middlesex Water Co.	27,563	475,462
Northwest Natural Gas Co.	23,742	1,029,691
NorthWestern Corp.	31,463	769,270
Pennichuck Corp.	12,500	249,625
PNM Resources, Inc.	102,890	1,196,611
RGC Resources, Inc.	6,594	201,974
*SJW Corp.	40,417	886,345
South Jersey Industries, Inc.	31,387	1,203,064
Southwest Gas Corp.	32,057	887,017
Southwest Water Co.	27,159	164,584
UIL Holdings Corp.	27,058	735,166
#Unisource Energy Corp.	36,525	1,122,778
#Unitil Corp.	10,132	220,574
York Water Co.	19,762	262,439

Total Utilities		20,215,193

TOTAL COMMON STOCKS		998,064,713

RIGHTS/WARRANTS — (0.0%)
*Contra Phramacopeia Contingent Value Rights	38,293	—
—*Lantronix, Inc. Warrants	17	—
—*Mossimo, Inc. Contingent Rights	2,300	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	39,826	5,205
—*Tengasco, Inc. Warrants	512	—

1035

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
*Valley National Bancorp Warrants 06/30/15	3	$9

TOTAL RIGHTS/WARRANTS		5,214

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	3,180,504	3,180,504

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.6%)
§@DFA Short Term Investment Fund LP	184,368,359	$184,368,359
@Repurchase Agreement, Deutsche Bank 0.12%, 02/01/10 (Collateralized by $804,551 FHLMC 4.000%, 04/01/24, valued at $746,384) to be repurchased at $724,651	$725	724,644

TOTAL SECURITIES LENDING COLLATERAL		185,093,003

TOTAL INVESTMENTS — (100.0%) (Cost $1,019,754,017)##		$1,186,343,434

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$167,766,075	$55,728	—	$167,821,803
Consumer Staples	41,457,896	—	—	41,457,896
Energy	51,480,408	—	—	51,480,408
Financials	148,400,091	1,228	—	148,401,319
Health Care	140,926,774	56,635	—	140,983,409
Industrials	161,866,644	—	—	161,866,644
Information Technology	200,626,009	9,367	—	200,635,376
Materials	54,914,922	—	—	54,914,922
Other	—	1,463	—	1,463
Telecommunication Services	10,286,280	—	—	10,286,280
Utilities	20,215,193	—	—	20,215,193
Rights/Warrants	5,214	—	—	5,214
Temporary Cash Investments	3,180,504	—	—	3,180,504
Securities Lending Collateral	—	185,093,003	—	185,093,003

TOTAL	$1,001,126,010	$185,217,424	—	$1,186,343,434

1036

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (92.3%)
AUSTRALIA — (4.3%)
*Alumina, Ltd.	835,922	$1,144,079
*Alumina, Ltd. Sponsored ADR	33,990	185,925
Amcor, Ltd.	679,439	3,542,498
Bank of Queensland, Ltd.	41,794	403,840
Bendigo Bank, Ltd.	130,070	1,126,948
BlueScope Steel, Ltd.	1,393,066	3,210,280
Boral, Ltd.	353,999	1,650,885
*Caltex Australia, Ltd.	144,422	1,141,393
Crown, Ltd.	289,796	1,978,993
CSR, Ltd.	940,199	1,506,917
Downer EDI, Ltd.	193,547	1,414,246
#Fairfax Media, Ltd.	955,816	1,451,644
Goodman Fielder, Ltd.	685,069	942,736
Incitec Pivot, Ltd.	472,140	1,392,858
Insurance Australia Group, Ltd.	660,299	2,211,608
Lend Lease Group	123,700	1,020,793
Macquarie Group, Ltd.	139,902	6,156,988
National Australia Bank, Ltd.	219,204	5,093,360
OneSteel, Ltd.	611,810	1,664,183
Origin Energy, Ltd.	252,875	3,569,106
*OZ Minerals, Ltd.	1,367,667	1,273,530
*Primary Health Care, Ltd.	11,554	56,185
Qantas Airways, Ltd.	876,752	2,198,439
Santos, Ltd.	131,917	1,526,955
Sims Metal Management, Ltd.	30,697	576,473
Suncorp-Metway, Ltd.	484,484	3,789,297
TABCORP Holdings, Ltd.	2,500	15,513
Tatts Group, Ltd.	118,654	240,971
Toll Holdings, Ltd.	297,533	2,247,731
Washington H. Soul Pattinson & Co., Ltd.	47,047	567,428
Wesfarmers, Ltd.	881,538	21,385,103

TOTAL AUSTRALIA		74,686,905

AUSTRIA — (0.2%)
#Erste Group Bank AG	57,839	2,183,437
OMV AG	23,404	921,801
Voestalpine AG	14,796	518,035

TOTAL AUSTRIA		3,623,273

BELGIUM — (0.7%)
Delhaize Group SA	55,030	4,313,757
Delhaize Group SA Sponsored ADR	10,600	823,408
Solvay SA	28,243	2,799,125
#UCB SA	99,152	4,432,584

TOTAL BELGIUM		12,368,874

CANADA — (9.0%)
Astral Media, Inc. Class A	22,250	705,632
#Bank of Montreal	316,796	15,406,492
BCE, Inc.	136,100	3,496,532
Canadian Pacific Railway, Ltd.	125,403	5,920,359
Canadian Tire Corp. Class A	62,053	3,103,666
Canadian Utilities, Ltd. Class A	13,500	546,187
Cenovus Energy, Inc.	41,946	969,358
*CGI Group, Inc.	56,161	740,059
Empire Co., Ltd. Class A	19,858	889,222
EnCana Corp.	140,501	4,296,827
Ensign Energy Services, Inc.	47,000	660,220

1037

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Fairfax Financial Holdings, Inc.	9,700	$3,291,332
George Weston, Ltd.	38,500	2,480,851
Gerdau Ameristeel Corp.	63,889	478,607
Goldcorp, Inc.	248,791	8,432,252
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,295,293
Inmet Mining Corp.	11,200	567,201
Intact Financial Corp.	21,200	748,667
Loblaw Cos., Ltd.	71,387	2,342,735
Magna International, Inc. Class A	56,394	3,102,263
Manitoba Telecom Services, Inc.	8,700	275,422
Manulife Financial Corp.	583,408	10,661,485
Metro, Inc. Class A	58,400	2,133,914
#National Bank of Canada	48,489	2,562,650
Onex Corp.	40,007	924,174
*Sino-Forest Corp.	89,100	1,547,428
Sun Life Financial, Inc.	488,350	14,263,428
Suncor Energy, Inc.	101,197	3,195,147
Talisman Energy, Inc.	423,559	7,007,490
*Teck Resources, Ltd. Class B	156,955	5,139,111
Telus Corp.	4,900	151,823
*Telus Corp., Non-Voting Shares	74	2,219
#Thomson Reuters Corp.	335,015	11,188,577
Toronto Dominion Bank	322,721	19,014,658
TransCanada Corp.	397,873	12,714,819
*Viterra, Inc.	122,927	1,095,622
Yamana Gold, Inc.	392,465	3,953,096

TOTAL CANADA		155,304,818

DENMARK — (1.2%)
A.P. Moller - Maersk A.S.	844	6,586,566
Carlsberg A.S. Series B	71,633	5,342,633
Danisco A.S.	32,259	2,247,520
*Danske Bank A.S.	226,831	5,388,003
*Jyske Bank A.S.	35,220	1,303,709
*Sydbank A.S.	22,100	569,914

TOTAL DENMARK		21,438,345

FINLAND — (1.0%)
Fortum Oyj	102,451	2,599,864
Kesko Oyj	68,400	2,199,828
#Neste Oil Oyj	78,225	1,279,760
Rautaruukki Oyj Series K	16,100	329,583
Sampo Oyj	57,704	1,393,909
Stora Enso Oyj Series R	584,456	3,588,814
UPM-Kymmene Oyj	522,500	5,730,379

TOTAL FINLAND		17,122,137

FRANCE — (9.2%)
*Air France-KLM SA	157,437	2,565,436
AXA SA	948,963	19,539,951
AXA SA Sponsored ADR	403,078	8,299,376
BNP Paribas SA	295,719	21,125,284
Capgemini SA	59,817	2,656,104
#Casino Guichard Perrachon SA	29,583	2,427,316
Ciments Francais SA	10,168	995,650
CNP Assurances SA	27,496	2,434,007
Compagnie de Saint-Gobain SA	267,410	12,774,317
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	9,000	219,330
Compagnie Generale des Establissements Michelin SA Series B	39,505	3,059,191
Credit Agricole SA	469,537	7,360,395

1038

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Credit Industriel et Commercial	3,905	$655,602
European Aeronautic Defence & Space Co.	215,176	4,205,500
GDF Suez SA	86,171	3,258,234
*Groupe Eurotunnel SA	142,361	1,372,467
Lafarge SA	109,354	8,089,345
Lagardere SCA	86,944	3,368,901
*Peugeot SA	74,673	2,424,041
PPR SA	61,307	7,476,180
*Renault SA	83,174	3,904,529
Safran SA	77,902	1,521,424
Schneider Electric SA	47,897	4,941,280
SCOR SE	125,072	2,897,697
Societe Generale Paris SA	234,110	13,544,963
STMicroelectronics NV	551,076	4,512,920
Vivendi SA	551,039	14,326,245

TOTAL FRANCE		159,955,685

GERMANY — (8.3%)
Allianz SE	188,633	20,881,345
Allianz SE Sponsored ADR	716,588	7,839,473
Bayerische Motoren Werke AG	235,671	10,071,562
#*Commerzbank AG	211,454	1,638,234
Daimler AG (5529027)	505,191	23,241,212
Daimler AG (D1668R123)	102,800	4,709,268
#Deutsche Bank AG (5750355)	113,494	6,923,280
*Deutsche Bank AG (D18190898)	13,161	802,426
Deutsche Lufthansa AG	141,492	2,269,238
*Deutsche Postbank AG	7,359	222,781
Deutsche Telekom AG	920,799	11,983,439
Deutsche Telekom AG Sponsored ADR	681,300	8,768,331
E.ON AG	395,718	14,552,008
Fraport AG	23,273	1,182,360
Generali Deutschland Holding AG	10,072	1,039,021
#*Hannover Rueckversicherung AG	25,951	1,197,113
Heidelberger Zement AG	18,518	1,084,583
Linde AG	24,631	2,704,203
Munchener Rueckversicherungs-Gesellschaft AG	109,310	16,369,198
Porsche Automobil Holding SE	26,431	1,496,777
Salzgitter AG	6,527	577,603
#ThyssenKrupp AG	142,023	4,513,500

TOTAL GERMANY		144,066,955

GREECE — (0.1%)
*Alpha Bank A.E.	12,446	119,459
*EFG Eurobank Ergasias S.A.	40,244	342,876
Hellenic Petroleum S.A.	56,152	693,242

TOTAL GREECE		1,155,577

HONG KONG — (2.4%)
*Cathay Pacific Airways, Ltd.	597,626	980,674
Cheung Kong Holdings, Ltd.	892,000	10,495,732
Hang Lung Group, Ltd.	252,000	1,129,538
Henderson Land Development Co., Ltd.	551,000	3,499,410
Hong Kong & Shanghai Hotels, Ltd.	354,524	499,069
Hopewell Holdings, Ltd.	148,500	447,548
Hutchison Whampoa, Ltd.	1,568,000	10,655,574
Hysan Development Co., Ltd.	283,124	709,697
#New World Development Co., Ltd.	1,538,816	2,519,159
#Shun Tak Holdings, Ltd.	484,000	279,570
Sino Land Co., Ltd.	1,308,484	2,169,321

1039

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Sun Hung Kai & Co., Ltd.	35,000	$26,985
Sun Hung Kai Properties, Ltd.	338,000	4,364,773
Tsim Sha Tsui Properties, Ltd.	249,333	1,035,146
Wharf Holdings, Ltd.	74,925	373,112
Wheelock & Co., Ltd.	924,000	2,418,873

TOTAL HONG KONG		41,604,181

ITALY — (2.0%)
Banca Monte Dei Paschi di Siena SpA	850,229	1,375,227
Banca Popolare di Milano Scarl	160,960	1,044,958
*Banco Popolare Scarl	166,163	1,051,075
*Fiat SpA	5,432	68,074
*Intesa Sanpaolo SpA	2,175,138	8,279,969
Italcementi SpA	94,820	1,173,092
Telecom Italia SpA	1,829,591	2,735,559
Telecom Italia SpA Sponsored ADR	206,300	3,069,744
*UniCredit SpA	3,021,663	8,332,572
Unione di Banche Italiane ScpA	456,559	6,266,775
*Unipol Gruppo Finanziario SpA	481,660	583,087

TOTAL ITALY		33,980,132

JAPAN — (15.3%)
77 Bank, Ltd. (The)	298,000	1,589,601
#AEON Co., Ltd.	399,800	3,969,189
Aisin Seiki Co., Ltd.	91,000	2,401,285
Ajinomoto Co., Inc.	344,000	3,259,213
*Alfresa Holdings Corp.	5,300	219,023
Amada Co., Ltd.	234,000	1,563,065
*Aozora Bank, Ltd.	254,000	320,735
Asahi Glass Co., Ltd.	42,000	418,727
Asahi Kasei Corp.	203,000	1,009,011
Asatsu-DK, Inc.	6,000	122,436
Bank of Kyoto, Ltd. (The)	154,000	1,273,168
Bridgestone Corp.	123,400	1,966,623
Canon Marketing Japan, Inc.	39,500	546,299
Chiba Bank, Ltd. (The)	316,000	1,907,228
Chudenko Corp.	11,200	139,140
#Chugoku Bank, Ltd. (The)	77,400	989,503
Citizen Holdings Co., Ltd.	144,000	944,724
Coca-Cola West Co., Ltd.	24,700	412,059
Comsys Holdings Corp.	46,000	456,521
Cosmo Oil Co., Ltd.	342,000	742,517
Credit Saison Co., Ltd.	60,800	757,411
Dai Nippon Printing Co., Ltd.	429,000	5,882,736
Daicel Chemical Industries, Ltd.	233,000	1,402,660
#*Daido Steel Co., Ltd.	71,000	258,857
Daishi Bank, Ltd. (The)	255,000	854,645
Daiwa House Industry Co., Ltd.	318,200	3,346,168
#Dentsu, Inc.	66,100	1,521,301
DIC Corp.	226,000	401,962
#*Fuji Electric Holdings Co., Ltd.	46,000	91,216
*Fuji Heavy Industries, Ltd.	423,000	1,987,209
FUJIFILM Holdings Corp.	363,000	11,626,394
Fujikura, Ltd.	167,000	895,088
Fukuoka Financial Group, Inc.	416,000	1,523,042
Glory, Ltd.	29,700	652,636
Gunma Bank, Ltd. (The)	184,000	948,631
#H2O Retailing Corp.	68,000	408,721
#Hachijuni Bank, Ltd. (The)	364,000	2,099,089
Hakuhodo Dy Holdings, Inc.	13,520	659,334
Higo Bank, Ltd. (The)	164,000	892,466

1040

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hino Motors, Ltd.	36,000	$135,058
#*Hitachi High-Technologies Corp.	28,100	562,223
Hitachi Transport System, Ltd.	17,600	232,911
#*Hitachi, Ltd.	2,172,000	7,439,550
*Hitachi, Ltd. Sponsored ADR	21,300	729,525
Hokkoku Bank, Ltd. (The)	108,000	386,772
*Hokuhoku Financial Group, Inc.	179,000	371,513
#House Foods Corp.	37,000	543,851
Hyakugo Bank, Ltd. (The)	192,000	878,427
Hyakujishi Bank, Ltd. (The)	120,000	449,952
Idemitsu Kosan Co., Ltd.	18,800	1,202,317
#Isetan Mitsukoshi Holdings, Ltd.	175,755	1,651,633
*Isuzu Motors, Ltd.	461,000	980,906
Itochu Corp.	295,000	2,302,933
Iyo Bank, Ltd. (The)	29,000	239,360
#*J Front Retailing Co., Ltd.	162,000	771,505
Joyo Bank, Ltd. (The)	108,000	436,839
JS Group Corp.	191,440	3,378,741
JTEKT Corp.	75,400	851,676
Juroku Bank, Ltd.	127,000	496,858
Kagoshima Bank, Ltd. (The)	145,000	1,031,603
#Kajima Corp.	306,000	640,624
Kamigumi Co., Ltd.	126,000	947,096
Kandenko Co., Ltd.	61,000	388,530
Kaneka Corp.	180,000	1,160,914
#*Kawasaki Kisen Kaisha, Ltd.	209,000	738,164
Keiyo Bank, Ltd. (The)	108,000	506,695
Kinden Corp.	109,000	986,732
*Kobe Steel, Ltd.	1,414,000	2,534,305
Kuraray Co., Ltd.	99,500	1,159,269
Kyocera Corp.	80,500	7,285,766
Kyowa Hakko Kirin Co., Ltd.	71,000	739,907
Marui Group Co., Ltd.	90,500	552,396
Maruichi Steel Tube, Ltd.	9,100	164,611
*Mazda Motor Corp.	573,000	1,554,403
Medipal Holdings Corp.	52,500	656,738
#*Meiji Holdings Co., Ltd.	36,500	1,377,391
Mitsubishi Chemical Holdings Corp.	573,500	2,389,068
Mitsubishi Gas Chemical Co., Inc.	235,000	1,243,457
#Mitsubishi Heavy Industries, Ltd.	2,049,000	7,144,270
Mitsubishi Logistics Corp.	69,000	756,161
*Mitsubishi Materials Corp.	523,000	1,357,014
Mitsubishi Rayon Co., Ltd.	310,000	1,282,405
Mitsubishi Tanabe Pharma Corp.	91,000	1,289,138
Mitsui Chemicals, Inc.	456,000	1,219,177
*Mitsui Mining & Smelting Co., Ltd.	257,000	677,055
*Mitsui O.S.K. Lines, Ltd.	445,000	2,773,917
Mitsui Sumitomo Insurance Group Holdings, Inc.	104,400	2,613,175
*Mitsumi Electric Co., Ltd.	24,200	420,756
Mizuho Securities Co., Ltd.	185,000	545,051
Nagase & Co., Ltd.	96,000	1,115,098
Namco Bandai Holdings, Inc.	81,600	812,331
*NEC Corp.	1,276,000	3,290,131
#NGK Spark Plug Co., Ltd.	97,000	1,125,854
Nippon Express Co., Ltd.	574,000	2,405,721
Nippon Kayaku Co., Ltd.	68,000	568,116
Nippon Meat Packers, Inc.	83,397	1,051,173
Nippon Mining Holdings, Inc.	636,500	2,740,899
Nippon Oil Corp.	706,800	3,302,713
Nippon Paper Group, Inc.	51,200	1,336,736
#Nippon Sheet Glass Co., Ltd.	343,000	885,947

1041

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Shokubai Co., Ltd.	58,000	$516,243
Nippon Television Network Corp.	2,660	362,340
*Nippon Yusen K.K	399,000	1,377,548
Nishi-Nippon Bank, Ltd.	319,000	824,379
*Nissan Motor Co., Ltd.	1,166,800	9,484,708
Nissay Dowa General Insurance Co., Ltd.	101,000	481,993
Nisshin Steel Co., Ltd.	363,000	615,881
Nisshinbo Holdings, Inc.	80,000	694,856
NOK Corp.	68,200	1,013,808
NSK, Ltd.	138,000	1,000,560
NTN Corp.	168,000	726,255
#Obayashi Corp.	289,000	1,020,456
Oji Paper Co., Ltd.	335,000	1,406,221
#Onward Holdings Co., Ltd.	84,000	543,816
Panasonic Electric Works Co., Ltd.	201,000	2,201,522
Q.P. Corp.	17,300	192,736
Rengo Co., Ltd.	40,000	236,676
Ricoh Co., Ltd.	399,000	5,711,549
Rohm Co., Ltd.	51,600	3,476,852
San-in Godo Bank, Ltd. (The)	133,000	1,055,826
#Sapporo Hokuyo Holdings, Inc.	112,000	452,825
SBI Holdings, Inc.	6,221	1,182,710
Seiko Epson Corp.	68,500	1,142,034
Seino Holdings Co., Ltd.	24,000	160,284
Sekisui Chemical Co., Ltd.	257,000	1,736,213
Sekisui House, Ltd.	307,000	2,899,165
Seven & I Holdings Co., Ltd.	117,600	2,570,343
Sharp Corp.	288,000	3,438,715
#Shiga Bank, Ltd.	195,000	1,154,510
Shimachu Co., Ltd.	19,100	388,747
#Shimizu Corp.	209,000	793,406
*Shinsei Bank, Ltd.	187,000	232,564
Shizuoka Bank, Ltd.	75,000	646,877
Showa Denko K.K	536,000	1,096,721
SKY Perfect JSAT Holdings, Inc.	253	108,143
Sojitz Corp.	587,300	1,079,959
Sompo Japan Insurance, Inc.	235,000	1,531,673
Sony Corp. Sponsored ADR	575,847	19,135,396
Sumitomo Chemical Co., Ltd.	307,000	1,379,391
Sumitomo Corp.	654,600	7,368,964
Sumitomo Electric Industries, Ltd.	539,600	7,048,112
#Sumitomo Forestry Co., Ltd.	24,000	176,213
*Sumitomo Heavy Industries, Ltd.	170,000	866,800
#Sumitomo Rubber Industries, Ltd.	72,500	567,173
Sumitomo Trust & Banking Co., Ltd.	146,000	808,859
Suzuken Co., Ltd.	28,900	964,276
*Taiheiyo Cement Corp.	514,000	578,504
#Taisei Corp.	546,000	1,055,929
Taisho Pharmaceutical Co., Ltd.	47,000	818,933
#Takashimaya Co., Ltd.	181,000	1,316,088
*Takata Corp.	3,200	70,406
TDK Corp. Sponsored ADR	10,413	666,432
Teijin, Ltd.	749,000	2,271,340
Toda Corp.	120,000	408,096
#*Tokuyama Corp.	109,000	578,373
*Tokyo Broadcasting System, Inc.	9,400	139,981
#Tokyo Steel Manufacturing Co., Ltd.	93,400	925,760
Tokyo Tatemono Co., Ltd.	63,000	249,295
Toppan Printing Co., Ltd.	378,000	3,290,428
#*Tosoh Corp.	168,000	432,024
Toyo Seikan Kaisha, Ltd.	116,900	1,647,837

1042

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyobo Co., Ltd.	40,000	$60,503
#Toyota Auto Body Co., Ltd.	32,000	562,528
Toyota Tsusho Corp.	122,900	1,864,696
TV Asahi Corp.	54	87,559
#UNY Co., Ltd.	104,000	796,696
Wacoal Corp.	6,000	70,443
Yamaguchi Financial Group, Inc.	98,000	971,055
Yamaha Corp.	101,600	1,206,428
#*Yamaha Motor Co., Ltd.	144,400	1,965,766
Yamazaki Baking Co., Ltd.	12,000	145,627
#Yokogawa Electric Corp.	138,500	1,117,405
Yokohama Rubber Co., Ltd.	104,000	393,426

TOTAL JAPAN		264,838,546

NETHERLANDS — (3.9%)
*Aegon NV	1,019,264	6,090,668
ArcelorMittal NV	511,865	19,815,765
*ING Groep NV	693,503	6,494,406
*ING Groep NV Sponsored ADR	207,810	1,953,414
Koninklijke Ahold NV	273,884	3,441,582
Koninklijke DSM NV	120,824	5,631,351
Philips Electronics NV	814,648	24,600,879

TOTAL NETHERLANDS		68,028,065

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd. (6123707)	168,196	229,003
*Auckland International Airport, Ltd. (61237RR)	10,512	14,312
Contact Energy, Ltd.	21,295	86,420
Fletcher Building, Ltd.	143,342	796,401

TOTAL NEW ZEALAND		1,126,136

NORWAY — (1.0%)
*DnB NOR ASA Series A	598,888	6,762,945
*Marine Harvest ASA	114,020	101,856
*Norsk Hydro ASA	541,920	3,930,220
Orkla ASA	647,000	5,834,591
*Storebrand ASA	97,574	682,153

TOTAL NORWAY		17,311,765

PORTUGAL — (0.1%)
Banco Comercial Portugues SA	603,030	651,555
#Banco Espirito Santo SA	331,361	1,928,412

TOTAL PORTUGAL		2,579,967

SINGAPORE — (1.4%)
Capitaland, Ltd.	706,000	1,919,334
City Developments, Ltd.	58,000	439,553
DBS Group Holdings, Ltd.	1,086,900	10,950,783
Fraser & Neave, Ltd.	773,550	2,274,891
*Golden Agri-Resources, Ltd.	1,100,000	404,341
Jardine Cycle & Carriage, Ltd.	50	894
#Neptune Orient Lines, Ltd.	158,000	192,826
Overseas-Chinese Banking Corp., Ltd.	297,756	1,723,528
Singapore Airlines, Ltd.	483,400	4,729,163
Singapore Airport Terminal Services, Ltd.	168,882	296,488
Singapore Land, Ltd.	76,000	345,329
United Industrial Corp., Ltd.	260,000	358,435
UOL Group, Ltd.	283,100	750,225

TOTAL SINGAPORE		24,385,790

1043

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (5.0%)
Acciona SA	26,688	$3,216,831
Banco Bilbao Vizcaya Argentaria SA	203,601	3,103,607
#Banco de Sabadell SA	610,235	3,252,676
Banco Espanol de Credito SA	51,687	598,403
Banco Popular Espanol SA	307,762	2,332,232
Banco Santander SA	2,600,417	37,136,453
Banco Santander SA Sponsored ADR	885,810	12,472,205
Criteria Caixacorp SA	315,173	1,427,418
Fomento de Construcciones y Contratas SA	28,773	1,106,930
Gas Natural SDG SA	74,609	1,481,887
*Iberdrola Renovables SA	395,329	1,751,312
Repsol YPF SA	453,348	10,710,013
Repsol YPF SA Sponsored ADR	314,184	7,411,601
#*Sacyr Vallehermoso SA	54,812	570,478

TOTAL SPAIN		86,572,046

SWEDEN — (2.7%)
*Boliden AB	15,644	209,071
#Nordea Bank AB	2,196,800	20,147,641
*Skandinaviska Enskilda Banken AB Series A	686,908	4,068,133
#SSAB AB Series A	116,881	1,889,164
#SSAB AB Series B	67,450	998,411
Svenska Cellulosa AB Series B	566,500	7,632,196
Svenska Handelsbanken AB Series A	220,191	5,737,408
*Swedbank AB Series A	82,067	706,141
Tele2 AB Series B	151,010	2,127,418
TeliaSonera AB	276,501	1,859,917
Volvo AB Series A	114,030	956,561
Volvo AB Series B	148,588	1,251,565

TOTAL SWEDEN		47,583,626

SWITZERLAND — (7.7%)
Adecco SA	97,051	5,229,189
Baloise Holding AG	42,075	3,488,443
Banque Cantonale Vaudoise SA	2,637	1,065,576
Compagnie Financiere Richemont SA Series A	393,600	13,331,584
Credit Suisse Group AG	616,112	26,651,244
Credit Suisse Group AG Sponsored ADR	198,516	8,571,921
Givaudan SA	7,304	5,953,962
#*Holcim, Ltd.	205,405	14,065,267
*Julius Baer Group, Ltd.	5,898	196,062
Sika AG	1,348	2,066,068
St. Galler Kantonalbank AG	1,523	703,146
Swatch Group AG	11,500	3,006,219
Swiss Life Holding AG	25,950	3,264,206
Swiss Reinsurance Co., Ltd. AG	230,487	9,963,922
#*UBS AG	570,657	7,442,504
*UBS AG ADR	21,791	283,501
#Valiant Holding AG	9,300	1,770,203
Zurich Financial Services AG	121,786	25,893,186

TOTAL SWITZERLAND		132,946,203

UNITED KINGDOM — (16.7%)
Associated British Foods P.L.C.	391,792	5,504,091
Aviva P.L.C.	1,783,838	10,924,596
Barclays P.L.C. Sponsored ADR	56,282	962,985
BP P.L.C. Sponsored ADR	161,120	9,042,054
#*British Airways P.L.C.	491,778	1,603,252
*Carnival P.L.C.	116,691	4,195,229
*Carnival P.L.C. ADR	72,090	2,578,659

1044

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*easyJet P.L.C.	205,323	$1,275,165
HSBC Holdings P.L.C.	406,003	4,346,467
HSBC Holdings P.L.C. Sponsored ADR	946,732	50,659,629
International Power P.L.C.	1,368,812	6,988,350
Investec P.L.C.	302,832	2,045,712
*Kazakhmys P.L.C.	61,069	1,172,250
Kingfisher P.L.C.	2,222,266	7,485,582
Legal & General Group P.L.C.	3,360,343	4,036,520
Lloyds Banking Group P.L.C. Sponsored ADR	172,650	562,839
*Old Mutual P.L.C.	3,850,796	6,348,644
Pearson P.L.C.	304,646	4,314,036
Pearson P.L.C. Sponsored ADR	474,900	6,738,831
Rexam P.L.C.	747,462	3,558,869
Royal Dutch Shell P.L.C. ADR	731,803	39,063,644
Royal Dutch Shell P.L.C. Series B	243,850	6,486,706
RSA Insurance Group P.L.C.	2,952,110	6,036,352
SABmiller P.L.C.	324,677	8,829,360
Sainsbury (J.) P.L.C.	1,315,845	6,767,551
Standard Life P.L.C.	249,666	776,912
Thomas Cook Group P.L.C.	332,800	1,201,638
Vodafone Group P.L.C.	15,557,592	33,237,192
Vodafone Group P.L.C. Sponsored ADR	1,430,950	30,708,187
Whitbread P.L.C.	83,401	1,864,999
William Morrison Supermarkets P.L.C.	2,028,411	9,332,173
*Wolseley P.L.C.	107,604	2,367,371
*Xstrata P.L.C.	584,917	9,491,019

TOTAL UNITED KINGDOM		290,506,864

TOTAL COMMON STOCKS		1,601,185,890

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $7,310,000 FHLMC 6.040%(r), 11/01/36 , valued at $4,479,211) to be repurchased at $4,411,070	$4,411	4,411,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund LP	128,993,800	128,993,800
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $928,573) to be repurchased at $910,375	$910	910,366

TOTAL SECURITIES LENDING COLLATERAL		129,904,166

TOTAL INVESTMENTS — (100.0%) (Cost $1,640,603,770)##		$1,735,501,056

1045

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$185,925	$74,500,980	—	$74,686,905
Austria	—	3,623,273	—	3,623,273
Belgium	823,408	11,545,466	—	12,368,874
Canada	155,304,818	—	—	155,304,818
Denmark	—	21,438,345	—	21,438,345
Finland	—	17,122,137	—	17,122,137
France	8,518,706	151,436,979	—	159,955,685
Germany	22,119,498	121,947,457	—	144,066,955
Greece	—	1,155,577	—	1,155,577
Hong Kong	—	41,604,181	—	41,604,181
Italy	3,069,744	30,910,388	—	33,980,132
Japan	20,531,353	244,307,193	—	264,838,546
Netherlands	1,953,414	66,074,651	—	68,028,065
New Zealand	14,312	1,111,824	—	1,126,136
Norway	—	17,311,765	—	17,311,765
Portugal	—	2,579,967	—	2,579,967
Singapore	—	24,385,790	—	24,385,790
Spain	57,020,259	29,551,787	—	86,572,046
Sweden	—	47,583,626	—	47,583,626
Switzerland	9,051,484	123,894,719	—	132,946,203
United Kingdom	140,316,828	150,190,036	—	290,506,864
Temporary Cash Investments	—	4,411,000	—	4,411,000
Securities Lending Collateral	—	129,904,166	—	129,904,166

TOTAL	$418,909,749	$1,316,591,307	—	$1,735,501,056

1046

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2010

(Unaudited)

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of
The DFA Investment Trust Company	$1,180,492,684

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $920,541,205)##	$1,180,492,684

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,180,492,684	—	—	$1,180,492,684

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	$81,275,183

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $64,121,064)##	$81,275,183

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$81,275,183	—	—	$81,275,183

1047

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.4%)
AUSTRALIA — (4.7%)
Amcor, Ltd.	20,623	$107,525
Australia & New Zealand Banking Group, Ltd.	17,712	338,957
Bank of Queensland, Ltd.	2,810	27,152
Bendigo Bank, Ltd.	7,579	65,666
BlueScope Steel, Ltd.	30,800	70,978
Boral, Ltd.	12,767	59,539
#*Caltex Australia, Ltd.	2,781	21,979
Crown, Ltd.	8,764	59,849
#Fairfax Media, Ltd.	35,541	53,978
Goodman Fielder, Ltd.	22,714	31,257
Incitec Pivot, Ltd.	27,240	80,361
Lend Lease Group	4,276	35,286
#Macquarie Group, Ltd.	3,701	162,878
National Australia Bank, Ltd.	11,899	276,482
OneSteel, Ltd.	17,119	46,565
Origin Energy, Ltd.	10,254	144,726
*Primary Health Care, Ltd.	7,009	34,084
Qantas Airways, Ltd.	25,486	63,906
Sims Metal Management, Ltd.	2,223	41,747
Suncorp-Metway, Ltd.	21,686	169,613
TABCORP Holdings, Ltd.	13,704	85,037
Washington H. Soul Pattinson & Co., Ltd.	4,770	57,530
Wesfarmers, Ltd.	21,339	517,660

TOTAL AUSTRALIA		2,552,755

AUSTRIA — (0.3%)
Erste Group Bank AG	1,681	63,458
OMV AG	124	4,884
Voestalpine AG	2,633	92,186

TOTAL AUSTRIA		160,528

BELGIUM — (0.9%)
Delhaize Group SA	3,089	242,144
*KBC Groep NV	2,524	108,661
#UCB SA	2,537	113,416

TOTAL BELGIUM		464,221

CANADA — (7.5%)
#Astral Media, Inc. Class A	1,300	41,228
#Bank of Montreal	7,662	372,620
BCE, Inc.	4,830	124,087
Canadian Pacific Railway, Ltd.	4,800	226,611
#Canadian Tire Corp. Class A	2,000	100,033
Cenovus Energy, Inc.	2,240	51,766
*CGI Group, Inc.	4,500	59,299
Empire Co., Ltd. Class A	500	22,389
EnCana Corp.	5,390	164,838
Fairfax Financial Holdings, Inc.	200	67,862
George Weston, Ltd.	1,000	64,438
Gerdau Ameristeel Corp.	4,000	29,965
Industrial Alliance Insurance & Financial Services, Inc.	2,000	59,967
Intact Financial Corp.	700	24,720
Loblaw Cos., Ltd.	1,800	59,071
Magna International, Inc. Class A	2,620	144,128
Manitoba Telecom Services, Inc.	500	15,829
Manulife Financial Corp.	4,900	89,545
Metro, Inc. Class A	1,600	58,463
Sun Life Financial, Inc.	10,150	296,455

1048

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Talisman Energy, Inc.	12,890	$213,256
*Teck Resources, Ltd. Class B	10,275	336,430
Thomson Reuters Corp.	10,278	343,257
#Toronto Dominion Bank	10,700	630,442
TransCanada Corp.	6,370	203,566
*Viterra, Inc.	4,000	35,651
Yamana Gold, Inc.	23,700	238,718

TOTAL CANADA		4,074,634

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	30	234,120
Carlsberg A.S. Series B	1,692	126,195
Danisco A.S.	1,400	97,540
*Danske Bank A.S.	11,003	261,358
*Jyske Bank A.S.	1,034	38,275
#*Sydbank A.S.	700	18,052

TOTAL DENMARK		775,540

FINLAND — (0.6%)
Stora Enso Oyj Series R	14,570	89,466
UPM-Kymmene Oyj	21,001	230,323

TOTAL FINLAND		319,789

FRANCE — (8.4%)
#*Air France-KLM SA	4,815	78,460
AXA SA Sponsored ADR	37,500	772,125
BNP Paribas SA	7,111	507,989
#Casino Guichard Perrachon SA	1,170	96,000
Ciments Francais SA	244	23,892
CNP Assurances SA	1,313	116,230
Compagnie de Saint-Gobain SA	7,635	364,728
Credit Agricole SA	22,096	346,374
#European Aeronautic Defence & Space Co.	9,143	178,695
GDF Suez SA	127	4,802
*Groupe Eurotunnel SA	946	9,120
Lafarge SA	665	49,193
Lagardere SCA	3,281	127,132
#*Peugeot SA	4,276	138,808
PPR SA	1,901	231,820
*Renault SA	4,200	197,165
Safran SA	4,295	83,881
SCOR SE	1,668	38,645
Societe Generale Paris SA	12,480	722,059
STMicroelectronics NV	18,300	149,864
Vivendi SA	12,258	318,691

TOTAL FRANCE		4,555,673

GERMANY — (7.1%)
Allianz SE	7,152	791,714
Bayerische Motoren Werke AG	11,216	479,323
#*Commerzbank AG	9,946	77,056
Daimler AG	11,799	540,512
*Deutsche Bank AG	2,700	164,619
Deutsche Lufthansa AG	7,439	119,306
Deutsche Telekom AG	65,866	857,192
Fraport AG	863	43,844
#*Hannover Rueckversicherung AG	895	41,286
Heidelberger Zement AG	1,063	62,259
Munchener Rueckversicherungs-Gesellschaft AG	2,860	428,286
Porsche Automobil Holding SE	1,796	101,707

1049

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Salzgitter AG	1,060	$93,804
#ThyssenKrupp AG	1,188	37,755

TOTAL GERMANY		3,838,663

GREECE — (0.3%)
*EFG Eurobank Ergasias S.A.	10,683	91,015
Hellenic Petroleum S.A.	5,666	69,951

TOTAL GREECE		160,966

HONG KONG — (2.3%)
*Cathay Pacific Airways, Ltd.	12,000	19,691
Cheung Kong Holdings, Ltd.	25,210	296,634
Great Eagle Holdings, Ltd.	8,217	20,325
Henderson Land Development Co., Ltd.	21,749	138,128
Hong Kong & Shanghai Hotels, Ltd.	13,000	18,300
Hutchison Whampoa, Ltd.	79,000	536,856
New World Development Co., Ltd.	61,009	99,877
Sino Land Co., Ltd.	20,000	33,158
Wharf Holdings, Ltd.	3,963	19,735
Wheelock & Co., Ltd.	27,000	70,681

TOTAL HONG KONG		1,253,385

IRELAND — (0.2%)
#CRH P.L.C. Sponsored ADR	4,500	110,655

ITALY — (2.2%)
Banca Monte Dei Paschi di Siena SpA	29,098	47,065
*Banco Popolare Scarl	12,360	78,184
*Intesa Sanpaolo SpA	92,985	353,960
Telecom Italia SpA	207,561	310,340
*UniCredit SpA	38,928	107,348
Unione di Banche Italiane ScpA	20,410	280,150

TOTAL ITALY		1,177,047

JAPAN — (16.8%)
77 Bank, Ltd. (The)	9,864	52,617
#AEON Co., Ltd.	15,800	156,861
Aisin Seiki Co., Ltd.	1,900	50,137
Ajinomoto Co., Inc.	17,000	161,066
Amada Co., Ltd.	7,000	46,758
*Aozora Bank, Ltd.	13,000	16,416
Asahi Kasei Corp.	4,000	19,882
Bank of Kyoto, Ltd. (The)	12,000	99,208
Canon Marketing Japan, Inc.	1,500	20,745
Chugoku Bank, Ltd. (The)	4,000	51,137
Coca-Cola West Co., Ltd.	1,100	18,351
Cosmo Oil Co., Ltd.	20,636	44,803
Credit Saison Co., Ltd.	3,600	44,847
Dai Nippon Printing Co., Ltd.	15,000	205,690
Daicel Chemical Industries, Ltd.	4,000	24,080
Daishi Bank, Ltd. (The)	12,000	40,219
Daiwa House Industry Co., Ltd.	10,000	105,159
#*Fuji Electric Holdings Co., Ltd.	11,000	21,813
*Fuji Heavy Industries, Ltd.	23,000	108,052
FUJIFILM Holdings Corp.	14,000	448,401
Fujikura, Ltd.	7,000	37,519
Fukuoka Financial Group, Inc.	19,000	69,562
Glory, Ltd.	1,400	30,764
Gunma Bank, Ltd. (The)	10,735	55,345
Hachijuni Bank, Ltd. (The)	4,000	23,067

1050

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hakuhodo Dy Holdings, Inc.	460	$22,433
Higo Bank, Ltd. (The)	7,000	38,093
#Hiroshima Bank, Ltd. (The)	11,000	43,499
*Hitachi, Ltd. Sponsored ADR	7,865	269,376
#Hokkoku Bank, Ltd. (The)	10,750	38,498
House Foods Corp.	1,400	20,578
Hyakugo Bank, Ltd. (The)	8,000	36,601
Hyakujishi Bank, Ltd. (The)	9,000	33,746
Idemitsu Kosan Co., Ltd.	600	38,372
#Isetan Mitsukoshi Holdings, Ltd.	7,200	67,661
*Isuzu Motors, Ltd.	13,000	27,661
Iyo Bank, Ltd. (The)	3,000	24,761
#*J Front Retailing Co., Ltd.	10,000	47,624
Joyo Bank, Ltd. (The)	8,000	32,358
JS Group Corp.	7,000	123,544
Juroku Bank, Ltd.	11,000	43,035
Kagoshima Bank, Ltd. (The)	3,238	23,037
#Kajima Corp.	12,000	25,122
Kamigumi Co., Ltd.	5,000	37,583
Kaneka Corp.	9,000	58,046
#*Kawasaki Kisen Kaisha, Ltd.	11,000	38,851
Keiyo Bank, Ltd. (The)	5,000	23,458
Kinden Corp.	4,000	36,210
Kyocera Corp. Sponsored ADR	1,400	129,808
Kyowa Hakko Kirin Co., Ltd.	3,000	31,264
Marui Group Co., Ltd.	9,858	60,172
*Mazda Motor Corp.	19,000	51,542
*Meiji Holdings Co., Ltd.	800	30,189
Mitsubishi Chemical Holdings Corp.	39,000	162,465
Mitsubishi Gas Chemical Co., Inc.	6,000	31,748
#Mitsubishi Heavy Industries, Ltd.	78,000	271,963
Mitsubishi Logistics Corp.	3,000	32,877
#*Mitsubishi Materials Corp.	22,000	57,083
Mitsubishi Tanabe Pharma Corp.	4,000	56,665
Mitsui Chemicals, Inc.	13,000	34,757
*Mitsui O.S.K. Lines, Ltd.	2,000	12,467
Mitsui Sumitomo Insurance Group Holdings, Inc.	6,100	152,685
*Mitsumi Electric Co., Ltd.	1,500	26,080
Nagase & Co., Ltd.	3,111	36,136
Namco Bandai Holdings, Inc.	4,100	40,816
*NEC Corp.	40,000	103,139
Nippon Express Co., Ltd.	17,000	71,250
Nippon Meat Packers, Inc.	4,000	50,418
Nippon Mining Holdings, Inc.	22,500	96,890
Nippon Oil Corp.	32,000	149,529
Nippon Paper Group, Inc.	2,800	73,103
#Nippon Sheet Glass Co., Ltd.	22,261	57,499
Nippon Television Network Corp.	150	20,433
*Nippon Yusen K.K.	21,000	72,503
Nishi-Nippon Bank, Ltd.	18,779	48,530
*Nissan Motor Co., Ltd.	59,700	485,291
Nissay Dowa General Insurance Co., Ltd.	9,000	42,950
Nisshin Steel Co., Ltd.	16,000	27,146
NOK Corp.	2,200	32,703
#Obayashi Corp.	12,000	42,372
Ogaki Kyoritsu Bank, Ltd. (The)	5,000	17,084
Oji Paper Co., Ltd.	12,000	50,372
#Onward Holdings Co., Ltd.	3,000	19,422
Ricoh Co., Ltd.	19,000	271,978
Rohm Co., Ltd.	1,600	107,809
San-in Godo Bank, Ltd. (The)	3,000	23,816

1051

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sapporo Hokuyo Holdings, Inc.	7,000	$28,302
Seiko Epson Corp.	1,600	26,675
Sekisui Chemical Co., Ltd.	9,000	60,801
Sekisui House, Ltd.	13,000	122,766
Seven & I Holdings Co., Ltd.	5,500	120,212
#Sharp Corp.	13,000	155,220
Shiga Bank, Ltd.	7,108	42,083
#Shimizu Corp.	11,000	41,758
#*Shinsei Bank, Ltd.	22,000	27,360
Shizuoka Bank, Ltd.	2,000	17,250
SKY Perfect JSAT Holdings, Inc.	46	19,662
Sojitz Corp.	24,500	45,052
Sompo Japan Insurance, Inc.	6,000	39,106
Sony Corp. Sponsored ADR	20,900	694,507
Sumitomo Corp.	28,900	325,333
Sumitomo Electric Industries, Ltd.	21,000	274,296
Sumitomo Forestry Co., Ltd.	2,700	19,824
Sumitomo Rubber Industries, Ltd.	3,400	26,598
Suzuken Co., Ltd.	800	26,693
*Taiheiyo Cement Corp.	18,000	20,259
Taisei Corp.	35,297	68,262
#Takashimaya Co., Ltd.	6,000	43,627
Teijin, Ltd.	30,138	91,393
*Tokuyama Corp.	4,000	21,225
#Tokyo Steel Manufacturing Co., Ltd.	2,200	21,806
Tokyo Tatemono Co., Ltd.	6,000	23,742
#Toppan Printing Co., Ltd.	16,000	139,277
#*Tosoh Corp.	8,000	20,573
Toyo Seikan Kaisha, Ltd.	3,951	55,694
Toyota Auto Body Co., Ltd.	1,100	19,337
Toyota Tsusho Corp.	4,000	60,690
UNY Co., Ltd.	6,250	47,878
Wacoal Corp.	2,000	23,481
Yamaguchi Financial Group, Inc.	4,852	48,077
Yamaha Corp.	3,100	36,810
#*Yamaha Motor Co., Ltd.	4,600	62,621
#Yokohama Rubber Co., Ltd.	5,000	18,915

TOTAL JAPAN		9,122,765

NETHERLANDS — (4.6%)
*Aegon NV	31,678	189,294
*Akzo Nobel NV	586	34,883
#ArcelorMittal NV	16,689	646,079
ArcelorMittal NV ADR	6,200	239,816
*ING Groep NV	39,432	369,266
Koninklijke DSM NV	5,036	234,717
Philips Electronics NV	25,146	759,363

TOTAL NETHERLANDS		2,473,418

NEW ZEALAND — (0.2%)
Contact Energy, Ltd.	2,389	9,695
Fletcher Building, Ltd.	18,787	104,380

TOTAL NEW ZEALAND		114,075

NORWAY — (1.5%)
*DnB NOR ASA Series A	27,557	311,187
#*Marine Harvest ASA	66,000	58,959
#*Norsk Hydro ASA	21,600	156,652
Orkla ASA	29,400	265,127

1052

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Storebrand ASA	6,174	$43,163

TOTAL NORWAY		835,088

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	26,753	28,906
Banco Espirito Santo SA	6,188	36,012

TOTAL PORTUGAL		64,918

SINGAPORE — (1.3%)
Capitaland, Ltd.	13,500	36,701
DBS Group Holdings, Ltd.	32,860	331,072
Fraser & Neave, Ltd.	41,000	120,575
Singapore Airlines, Ltd.	21,000	205,446
United Industrial Corp., Ltd.	18,000	24,815

TOTAL SINGAPORE		718,609

SPAIN — (3.8%)
Acciona SA	719	86,664
#Banco de Sabadell SA	18,224	97,138
Banco Espanol de Credito SA	2,000	23,155
#Banco Popular Espanol SA	29,995	227,305
Banco Santander SA	62,318	889,961
Fomento de Construcciones y Contratas SA	758	29,161
Gas Natural SDG SA	4,740	94,146
Repsol YPF SA Sponsored ADR	24,740	583,617
*Sacyr Vallehermoso SA	1,254	13,051

TOTAL SPAIN		2,044,198

SWEDEN — (3.2%)
#Nordea Bank AB	61,871	567,441
*Skandinaviska Enskilda Banken AB Series A	12,734	75,416
SSAB AB Series A	3,054	49,362
SSAB AB Series B	1,349	19,968
Svenska Cellulosa AB Series B	13,600	183,227
Svenska Handelsbanken AB Series A	6,261	163,140
#*Swedbank AB Series A	6,983	60,085
Tele2 AB Series B	4,695	66,143
Telefonaktiebolaget LM Ericsson AB Series B	55,925	541,964

TOTAL SWEDEN		1,726,746

SWITZERLAND — (5.8%)
Adecco SA	2,833	152,644
Baloise Holding AG	493	40,875
Compagnie Financiere Richemont SA Series A	729	24,692
Credit Suisse Group AG Sponsored ADR	20,350	878,713
Givaudan SA	124	101,080
#*Holcim, Ltd.	10,746	735,841
Swatch Group AG	607	158,676
Swiss Reinsurance Co., Ltd. AG	6,209	268,414
Zurich Financial Services AG	3,698	786,240

TOTAL SWITZERLAND		3,147,175

UNITED KINGDOM — (16.2%)
Associated British Foods P.L.C.	11,453	160,897
Aviva P.L.C.	46,172	282,767
Barclays P.L.C. Sponsored ADR	13,600	232,696
BP P.L.C. Sponsored ADR	1,609	90,297
*British Airways P.L.C.	8,369	27,284
#*Carnival P.L.C. ADR	7,700	275,429
HSBC Holdings P.L.C. Sponsored ADR	18,984	1,015,834

1053

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
International Power P.L.C.	50,968	$260,213
*Kazakhmys P.L.C.	6,990	134,177
Kingfisher P.L.C.	75,933	255,776
Legal & General Group P.L.C.	147,580	177,276
Lloyds Banking Group P.L.C. Sponsored ADR	49,825	162,429
*Old Mutual P.L.C.	50,401	83,094
Pearson P.L.C. Sponsored ADR	27,500	390,225
Rexam P.L.C.	28,808	137,163
*Royal Bank of Scotland Group P.L.C.	127,501	64,781
Royal Dutch Shell P.L.C. ADR	34,106	1,820,578
RSA Insurance Group P.L.C.	53,255	108,894
Sainsbury (J.) P.L.C.	40,938	210,549
Standard Life P.L.C.	47,395	147,484
Thomas Cook Group P.L.C.	15,027	54,258
Vodafone Group P.L.C. Sponsored ADR	88,600	1,901,356
Whitbread P.L.C.	2,705	60,489
William Morrison Supermarkets P.L.C.	39,125	180,004
*Wolseley P.L.C.	1,964	43,209
*Xstrata P.L.C.	32,069	520,360

TOTAL UNITED KINGDOM		8,797,519

TOTAL COMMON STOCKS		48,488,367

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $125,000 FNMA 6.00%, 10/01/38, valued at $93,232) to be repurchased at $90,001	$90	90,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
§@DFA Short Term Investment Fund LP	3,946,221	3,946,221
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,763,798) to be repurchased at $1,729,231	$1,729	1,729,214

TOTAL SECURITIES LENDING COLLATERAL		5,675,435

TOTAL INVESTMENTS — (100.0%) (Cost $58,629,422)##		$54,253,802

1054

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$2,552,755	—	$2,552,755
Austria	—	160,528	—	160,528
Belgium	—	464,221	—	464,221
Canada	$4,074,634	—	—	4,074,634
Denmark	—	775,540	—	775,540
Finland	—	319,789	—	319,789
France	772,125	3,783,548	—	4,555,673
Germany	705,131	3,133,532	—	3,838,663
Greece	—	160,966	—	160,966
Hong Kong	—	1,253,385	—	1,253,385
Ireland	110,655	—	—	110,655
Italy	—	1,177,047	—	1,177,047
Japan	1,093,691	8,029,074	—	9,122,765
Netherlands	239,816	2,233,602	—	2,473,418
New Zealand	—	114,075	—	114,075
Norway	—	835,088	—	835,088
Portugal	—	64,918	—	64,918
Singapore	—	718,609	—	718,609
Spain	1,473,578	570,620	—	2,044,198
Sweden	—	1,726,746	—	1,726,746
Switzerland	878,713	2,268,462	—	3,147,175
United Kingdom	5,888,844	2,908,675	—	8,797,519
Temporary Cash Investments	—	90,000	—	90,000
Securities Lending Collateral	—	5,675,435	—	5,675,435

TOTAL	$15,237,187	$39,016,615	—	$54,253,802

1055

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (75.0%)
Consumer Discretionary — (12.9%)
*4Kids Entertainment, Inc.	3,800	$5,586
*99 Cents Only Stores	7,420	96,757
*AC Moore Arts & Crafts, Inc.	4,100	11,480
*AH Belo Corp.	1,800	10,998
*Aldila, Inc.	1,900	7,980
*Alloy, Inc.	4,791	36,987
#American Greetings Corp. Class A	3,700	68,376
*America’s Car-Mart, Inc.	3,200	75,296
*ante4, Inc.	3,520	3,309
#*Arctic Cat, Inc.	4,500	37,710
#*ArvinMeritor, Inc.	27,500	266,475
*Asbury Automotive Group, Inc.	13,370	148,006
*Atrinsic, Inc.	2,907	1,948
*Audiovox Corp. Class A	5,000	33,250
#*AutoNation, Inc.	9,800	176,400
*Ballantyne Strong, Inc.	4,600	15,318
#Barnes & Noble, Inc.	8,800	153,824
*Bassett Furniture Industries, Inc.	4,200	18,186
*Beasley Broadcast Group, Inc.	1,950	7,000
bebe stores, inc.	400	2,472
#*BJ’s Restaurants, Inc.	3,400	71,876
*Bluegreen Corp.	10,480	25,571
Bob Evans Farms, Inc.	12,000	334,920
Books-A-Million, Inc.	1,770	11,275
#*Boyd Gaming Corp.	5,900	46,020
#*Brookfield Homes Corp.	7,000	50,820
Brown Shoe Co., Inc.	7,600	93,100
#Brunswick Corp.	14,421	154,737
*Build-A-Bear-Workshop, Inc.	2,400	11,448
#*Cabela’s, Inc.	13,500	217,620
*Cache, Inc.	2,000	8,400
#Callaway Golf Co.	4,400	32,824
*Carmike Cinemas, Inc.	1,400	10,122
*Carriage Services, Inc.	5,800	22,330
*Cavco Industries, Inc.	1,800	64,512
#*Charming Shoppes, Inc.	3,700	21,497
*Chico’s FAS, Inc.	6,900	88,113
Christopher & Banks Corp.	2,100	13,965
#Churchill Downs, Inc.	3,200	116,160
Cinemark Holdings, Inc.	5,200	73,736
#*Clear Channel Outdoor Holdings, Inc.	1,500	15,225
*Coachmen Industries, Inc.	4,100	5,330
*Coast Distribution System, Inc.	800	3,144
*Cobra Electronics Corp.	1,000	1,560
#*Collective Brands, Inc.	11,000	216,480
#Columbia Sportswear Co.	1,400	57,932
*Concord Camera Corp.	2,105	7,894
#*Conn’s, Inc.	3,000	16,860
#*Core-Mark Holding Co., Inc.	2,711	80,842
*Cost Plus, Inc.	876	1,051
CSS Industries, Inc.	4,100	71,053
*Culp, Inc.	4,464	58,077
*Dana Holding Corp.	5,200	53,612
*dELiA*s, Inc.	4,300	7,654
*Delta Apparel, Inc.	1,040	13,229
#Dillard’s, Inc.	15,300	253,368
#*DineEquity, Inc.	1,100	25,014
*Dixie Group, Inc.	3,900	9,302

1056

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Dorman Products, Inc.	2,900	$44,805
Dover Motorsports, Inc.	3,360	7,526
*Dress Barn, Inc. (The)	7,000	164,780
*Duckwall-ALCO Stores, Inc.	1,100	13,552
*EDCI Holdings, Inc.	1,611	10,165
*Ethan Allen Interiors, Inc.	100	1,449
#*Federal Mogul Corp.	4,500	73,710
#Finish Line, Inc. Class A	2,307	25,585
*Fisher Communications, Inc.	1,100	14,146
Flexsteel Industries, Inc.	600	7,002
#Foot Locker, Inc.	10,300	116,287
*Franklin Electronic Publishers, Inc.	3,000	7,440
#Fred’s, Inc.	13,420	134,603
#*Furniture Brands International, Inc.	18,400	94,944
#*Gaylord Entertainment Co.	800	15,392
*G-III Apparel Group, Ltd.	3,100	53,971
*Golfsmith International Holdings, Inc.	1,600	3,680
*Gray Television, Inc. Class A	700	1,414
*Great Wolf Resorts, Inc.	11,771	27,191
#*Group 1 Automotive, Inc.	7,650	221,850
#Harte-Hanks, Inc.	1,300	13,728
*Hastings Entertainment, Inc.	3,300	13,728
#Haverty Furniture Cos., Inc.	6,270	77,309
*Heelys, Inc.	2,100	4,368
*Helen of Troy, Ltd.	8,000	188,560
*Hollywood Media Corp.	2,073	2,778
*Hot Topic, Inc.	700	4,025
#*Iconix Brand Group, Inc.	4,900	61,838
International Speedway Corp.	1,000	25,710
*Isle of Capri Casinos, Inc.	1,200	9,660
*J. Alexander’s Corp.	2,399	8,037
#*JAKKS Pacific, Inc.	10,700	117,700
#Jarden Corp.	12,266	373,868
*Jo-Ann Stores, Inc.	8,900	311,678
*Johnson Outdoors, Inc.	2,777	29,464
Jones Apparel Group, Inc.	22,000	317,680
Journal Communications, Inc.	15,134	53,272
*Kenneth Cole Productions, Inc. Class A	4,100	41,984
*Kid Brands, Inc.	3,700	18,463
#*K-Swiss, Inc. Class A	1,800	16,344
Lacrosse Footwear, Inc.	900	12,222
*Lakeland Industries, Inc.	2,120	17,872
*Lakes Entertainment, Inc.	7,350	18,302
#*Landry’s Restaurants, Inc.	7,200	149,328
—*Lazare Kaplan International, Inc.	2,900	7,250
*La-Z-Boy, Inc.	2,924	29,679
*Leapfrog Enterprises, Inc.	13,400	44,354
#Lennar Corp. Class A	25,500	391,680
Lennar Corp. Class B	2,473	30,146
*Liberty Media Corp. Capital Class A	3,900	100,971
*Lifetime Brands, Inc.	4,800	38,256
*Lithia Motors, Inc.	5,052	39,406
#*Live Nation Entertainment, Inc.	3,600	41,292
*Lodgian, Inc.	6,306	15,513
*Luby’s, Inc.	8,900	30,527
*M/I Homes, Inc.	3,540	36,533
*Mac-Gray Corp.	4,000	35,840
Marcus Corp.	4,500	50,310
*MarineMax, Inc.	6,400	57,792
MDC Holdings, Inc.	500	16,800
*Media General, Inc.	8,000	65,200

1057

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Men’s Wearhouse, Inc. (The)	3,300	$66,495
#*Meritage Homes Corp.	1,200	26,868
#*Modine Manufacturing Co.	11,503	109,394
#*Mohawk Industries, Inc.	5,200	215,332
*Morton’s Restaurant Group, Inc.	3,500	13,405
#Movado Group, Inc.	3,300	36,069
*MTR Gaming Group, Inc.	5,500	9,735
*Multimedia Games, Inc.	7,500	36,975
*Nautilus, Inc.	9,200	23,092
*Navarre Corp.	1,600	3,168
*New York & Co., Inc.	1,100	3,960
*Nobel Learning Communities, Inc.	100	674
*O’Charley’s, Inc.	7,829	57,935
*Office Depot, Inc.	6,500	36,920
#*Orient-Express Hotels, Ltd.	3,900	38,064
*Orleans Homebuilders, Inc.	4,800	7,008
*Palm Harbor Homes, Inc.	8,207	16,824
Pep Boys - Manny, Moe & Jack (The)	17,200	143,620
*Perry Ellis International, Inc.	4,350	69,730
Phillips-Van Heusen Corp.	400	15,716
*Pier 1 Imports, Inc.	7,307	37,266
*Pinnacle Entertainment, Inc.	11,600	94,656
*Point.360	400	556
*Pulte Homes, Inc.	11,590	121,927
*Quiksilver, Inc.	11,100	22,422
*RC2 Corp.	4,953	71,175
*Reading International, Inc. Class A	1,086	4,387
*Red Lion Hotels Corp.	6,700	39,731
#Regis Corp.	13,290	211,710
*Rent-A-Center, Inc.	1,500	30,000
*Retail Ventures, Inc.	900	7,452
*Rex Stores Corp.	2,450	36,995
*Rocky Brands, Inc.	1,900	16,321
*Rubio’s Restaurants, Inc.	600	4,650
#Ryland Group, Inc.	12,600	280,476
*Saga Communications, Inc.	2,143	28,073
#*Saks, Inc.	6,900	44,436
*Salem Communications Corp.	4,900	26,215
#Scholastic Corp.	13,900	415,610
Service Corp. International	19,700	151,099
*Shiloh Industries, Inc.	5,891	26,510
*Shoe Carnival, Inc.	3,000	54,810
*Silverleaf Resorts, Inc.	12,000	9,360
*Skechers U.S.A., Inc. Class A	2,500	70,150
Skyline Corp.	3,000	54,930
*Sonic Automotive, Inc.	5,487	52,401
Speedway Motorsports, Inc.	13,500	224,370
*Sport Chalet, Inc. Class A	4,484	8,520
#*Sport Chalet, Inc. Class B	150	326
Sport Supply Group, Inc.	6,403	76,132
Stage Stores, Inc.	15,625	201,875
*Standard Motor Products, Inc.	6,400	50,176
*Standard Pacific Corp.	18,200	66,066
*Stanley Furniture, Inc.	2,500	24,375
#*Steak n Shake Co. (The)	510	163,832
*Steinway Musical Instruments, Inc.	1,600	26,080
#Stewart Enterprises, Inc.	21,307	108,026
#Superior Industries International, Inc.	8,500	125,035
*Syms Corp.	4,986	38,991
#Systemax, Inc.	200	3,506
#*Talbots, Inc.	200	2,252

1058

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tandy Brands Accessories, Inc.	2,500	$7,375
*Toll Brothers, Inc.	5,700	105,279
*Trans World Entertainment Corp.	8,600	11,180
*Unifi, Inc.	18,826	62,879
UniFirst Corp.	3,100	155,744
*Wells-Gardner Electronics Corp.	1,018	2,494
Wendy’s/Arby’s Group, Inc.	16,500	76,065
#*West Marine, Inc.	6,879	57,715
Whirlpool Corp.	100	7,518
#Wyndham Worldwide Corp.	13,502	283,407
#*Zale Corp.	3,300	7,194

Total Consumer Discretionary		12,243,704

Consumer Staples — (3.3%)
*Central Garden & Pet Co.	7,600	72,504
*Central Garden & Pet Co. Class A	13,800	121,302
*Chiquita Brands International, Inc.	14,800	217,116
*Constellation Brands, Inc. Class A	9,600	154,368
#*Craft Brewers Alliance, Inc.	3,112	7,313
Del Monte Foods Co.	37,871	430,972
Farmer Brothers Co.	4,400	75,636
*Fresh Del Monte Produce, Inc.	4,740	96,364
#*Hain Celestial Group, Inc.	13,200	211,068
*Harbinger Group, Inc.	1,840	13,138
Ingles Markets, Inc.	100	1,416
Mannatech, Inc.	11,226	34,015
*MGP Ingredients, Inc.	2,881	18,928
#Nash-Finch Co.	4,036	139,242
*Natural Alternatives International, Inc.	600	4,593
*Nutraceutical International Corp.	1,800	23,382
Oil-Dri Corp. of America	125	1,985
*Pantry, Inc.	7,500	101,025
*Parlux Fragrances, Inc.	6,953	11,820
*Prestige Brands Holdings, Inc.	18,000	139,860
*Ralcorp Holdings, Inc.	700	43,260
*Sanfilippo (John B.) & Son, Inc.	2,900	44,225
Schiff Nutrition International, Inc.	500	4,000
#*Smart Balance, Inc.	100	556
#*Smithfield Foods, Inc.	12,870	193,822
Stephan Co. (The)	200	470
#*SUPERVALU, Inc.	3,900	57,369
Tasty Baking Co.	1,300	8,957
#*TreeHouse Foods, Inc.	9,100	352,534
#Universal Corp.	2,027	92,006
Weis Markets, Inc.	8,600	305,386
*Winn-Dixie Stores, Inc.	12,248	124,072

Total Consumer Staples		3,102,704

Energy — (5.6%)
#*Allis-Chalmers Energy, Inc.	7,800	28,470
Alon USA Energy, Inc.	2,700	19,332
*Atlas Energy, Inc.	2,200	66,550
*ATP Oil & Gas Corp.	800	11,576
#*Basic Energy Services, Inc.	9,700	91,083
#Berry Petroleum Corp. Class A	2,400	64,992
#*Bill Barrett Corp.	1,500	46,500
*Bristow Group, Inc.	3,500	124,950
*Bronco Drilling Co., Inc.	9,900	49,698
*Cal Dive International, Inc.	5,300	37,312
Cimarex Energy Co.	1,140	56,099
*Complete Production Services, Inc.	13,000	162,890

1059

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Comstock Resources, Inc.	300	$11,697
*CVR Energy, Inc.	4,272	34,261
Delek US Holdings, Inc.	4,200	29,316
*Encore Acquisition Co.	1,500	71,430
*Endeavour International Corp.	400	368
#*Exterran Holdings, Inc.	8,909	180,675
*GeoMet, Inc.	3,300	3,597
#*Global Industries, Ltd.	4,700	32,759
Gulf Island Fabrication, Inc.	300	5,238
*GulfMark Offshore, Inc.	2,100	51,555
*Harvest Natural Resources, Inc.	13,500	60,615
*Helix Energy Solutions Group, Inc.	5,600	59,416
*HKN, Inc.	3,300	9,669
*International Coal Group, Inc.	8,800	31,416
*ION Geophysical Corp.	400	1,900
*Key Energy Services, Inc.	7,100	68,657
*Mariner Energy, Inc.	22,800	329,460
*Natural Gas Services Group, Inc.	300	4,713
*Newpark Resources, Inc.	30,700	122,493
#Overseas Shipholding Group, Inc.	700	31,227
*Parker Drilling Co.	6,600	31,746
#*Patriot Coal Corp.	1,900	29,431
#Patterson-UTI Energy, Inc.	9,900	152,064
#Penn Virginia Corp.	900	21,843
*Petroleum Development Corp.	4,960	103,962
*PHI, Inc. Non-Voting	4,500	87,570
*Pioneer Drilling Co.	14,053	111,721
#Pioneer Natural Resources Co.	2,340	102,913
#*Rosetta Resources, Inc.	17,367	357,066
#*Rowan Cos., Inc.	7,450	160,026
#*SEACOR Holdings, Inc.	2,280	160,170
*Stone Energy Corp.	6,736	107,372
*Sunoco, Inc.	12,600	316,134
*Superior Energy Services, Inc.	1,400	32,158
*Swift Energy Corp.	10,800	270,648
#Tesoro Petroleum Corp.	10,600	132,500
#*Tetra Technologies, Inc.	4,300	44,978
Tidewater, Inc.	3,340	156,379
*Trico Marine Services, Inc.	5,100	17,850
*Union Drilling, Inc.	7,200	52,344
*Unit Corp.	3,200	145,728
#*USEC, Inc.	31,430	125,720
#*Western Refining, Inc.	6,900	31,533
*Whiting Petroleum Corp.	9,800	652,288

Total Energy		5,304,058

Financials — (19.8%)
1st Source Corp.	7,680	117,120
21st Century Holding Co.	2,500	10,075
Abington Bancorp, Inc.	7,424	53,007
*Affirmative Insurance Holdings, Inc.	4,200	18,228
*Allegheny Corp.	100	26,111
Allied World Assurance Co. Holdings, Ltd.	2,550	114,138
American Equity Investment Life Holding Co.	20,500	150,470
American Financial Group, Inc.	5,100	126,531
American National Insurance Co.	1,180	125,599
American Physicians Capital, Inc.	2,249	62,432
American Physicians Services Group, Inc.	500	11,455
#*AmeriCredit Corp.	22,900	480,213
Ameris Bancorp	4,366	40,778
*AMERISAFE, Inc.	1,500	25,950

1060

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*AmeriServe Financial, Inc.	6,300	$9,261
*Argo Group International Holdings, Ltd.	5,102	136,427
Aspen Insurance Holdings, Ltd.	4,200	111,846
#*Asset Acceptance Capital Corp.	8,800	51,216
Associated Banc-Corp.	1,600	20,352
Assurant, Inc.	200	6,286
Assured Guaranty, Ltd.	300	6,798
#Astoria Financial Corp.	2,500	33,000
*Avatar Holdings, Inc.	3,200	54,208
#*B of I Holding, Inc.	882	10,469
Baldwin & Lyons, Inc. Class B	3,050	72,559
Bancinsurance Corp.	625	3,156
*Bancorp, Inc.	2,006	14,664
#BancTrust Financial Group, Inc.	4,257	16,602
Bank Mutual Corp.	3,800	25,384
#*Bank of Florida Corp.	4,593	5,558
*Bank of Granite Corp.	4,322	7,218
BankAtlantic Bancorp, Inc.	12,252	18,010
BankFinancial Corp.	6,739	64,357
#Banner Corp.	6,125	18,130
Berkshire Hills Bancorp, Inc.	3,700	61,235
#Boston Private Financial Holdings, Inc.	13,300	95,361
Brookline Bancorp, Inc.	22,100	221,221
Cadence Financial Corp.	4,023	7,443
California First National Bancorp	1,000	12,910
Capital Southwest Corp.	300	24,435
#CapitalSource, Inc.	300	1,437
#Capitol Bancorp, Ltd.	4,500	10,350
Cardinal Financial Corp.	8,200	76,506
Cascade Financial Corp.	2,600	5,746
#Cathay General Bancorp	17,600	168,608
*Center Financial Corp.	1,379	6,564
*Central Jersey Bancorp	2,678	7,980
#*Central Pacific Financial Corp.	8,900	14,418
CFS Bancorp, Inc.	3,600	12,600
#Chemical Financial Corp.	9,080	192,405
Citizens Community Bancorp, Inc.	2,454	10,245
City National Corp.	1,560	77,048
*CNA Surety Corp.	15,930	223,020
#Columbia Banking System, Inc.	4,900	93,051
#Community Bank System, Inc.	10,000	209,100
#Community Trust Bancorp, Inc.	2,600	65,858
CompuCredit Holdings Corp.	9,303	31,072
#*Conseco, Inc.	6,100	29,036
*Cowen Group, Inc.	1,708	8,455
*Crescent Financial Corp.	3,419	10,804
Delphi Financial Group, Inc. Class A	15,896	321,894
Donegal Group, Inc. Class A	7,473	110,227
Donegal Group, Inc. Class B	592	10,194
*E*TRADE Financial Corp.	17,600	26,752
East West Bancorp, Inc.	4,600	75,578
Eastern Insurance Holdings, Inc.	3,264	27,516
#EMC Insurance Group, Inc.	4,700	97,196
*Encore Bancshares, Inc.	300	2,472
#*Encore Capital Group, Inc.	6,200	97,774
#Endurance Specialty Holdings, Ltd.	3,100	111,662
ESSA Bancorp, Inc.	1,900	22,515
#F.N.B. Corp.	8,961	63,533
Farmers Capital Bank Corp.	1,442	12,776
FBL Financial Group, Inc. Class A	10,900	195,546
Federal Agricultural Mortgage Corp.	400	3,024

1061

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Fidelity Southern Corp.	1,236	$6,267
Financial Federal Corp.	5,085	138,617
Financial Institutions, Inc.	950	11,970
*First Acceptance Corp.	5,500	10,560
First American Corp.	5,028	148,678
#First Bancorp (318672102)	1,800	4,104
First Bancorp (318910106)	2,000	30,960
First Busey Corp.	9,462	33,590
First Defiance Financial Corp.	1,650	17,424
#First Federal Bancshares of Arkansas, Inc.	700	2,198
*First Federal of Northern Michigan Bancorp, Inc.	200	252
First Financial Bancorp.	75	1,230
*First Horizon National Corp.	5,698	73,789
*First Investors Financial Services Group, Inc.	500	1,812
*First Keystone Financial, Inc.	100	1,175
First Merchants Corp.	6,300	42,588
First Midwest Bancorp, Inc.	1,700	22,389
First Niagara Financial Group, Inc.	40,583	557,205
First Place Financial Corp.	6,075	19,015
First Security Group, Inc.	2,635	6,140
Firstbank Corp.	105	827
*FirstCity Financial Corp.	3,500	21,525
Flagstone Reinsurance Holdings, Ltd.	3,100	32,457
Flushing Financial Corp.	4,709	57,685
#FNB United Corp.	4,100	6,601
#*Forest City Enterprises, Inc. Class A	7,700	87,087
*Forestar Group, Inc.	100	1,857
*FPIC Insurance Group, Inc.	3,000	113,850
#Fulton Financial Corp.	8,100	74,844
*Genworth Financial, Inc.	4,100	56,744
German American Bancorp, Inc.	3,126	46,452
Great Southern Bancorp, Inc.	1,900	42,693
#Greene Bancshares, Inc.	3,936	22,238
*Guaranty Bancorp	17,100	24,795
*Guaranty Federal Bancshares, Inc.	100	570
*Hallmark Financial Services, Inc.	2,106	16,532
Hampden Bancorp, Inc.	1,000	10,700
#Hampton Roads Bankshares, Inc.	900	1,791
#*Hanmi Financial Corp.	5,000	9,950
Hanover Insurance Group, Inc.	1,500	63,630
#Harleysville Group, Inc.	9,618	310,661
Harleysville National Corp.	10,536	67,325
*Harris & Harris Group, Inc.	3,451	13,942
HCC Insurance Holdings, Inc.	5,640	152,844
Heritage Commerce Corp.	4,300	16,340
HF Financial Corp.	363	3,681
*Hilltop Holdings, Inc.	3,400	38,488
*HMN Financial, Inc.	750	4,050
Home Bancshares, Inc.	64	1,573
Home Federal Bancorp, Inc.	4,500	59,850
HopFed Bancorp, Inc.	657	6,833
Horace Mann Educators Corp.	14,766	177,044
#Huntington Bancshares, Inc.	15,700	75,203
IBERIABANK Corp.	4,305	230,059
Independence Holding Co.	5,757	46,804
#Independent Bank Corp. (453836108)	1,829	42,616
#Independent Bank Corp. (453838104)	7,900	5,767
Infinity Property & Casualty Corp.	6,600	261,756
Integra Bank Corp.	2,530	1,796
International Bancshares Corp.	2,000	41,680
#*Intervest Bancshares Corp.	1,700	6,800

1062

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Investors Bancorp, Inc.	2,714	$32,107
#Jones Lang LaSalle, Inc.	1,800	102,618
*LaBranche & Co., Inc.	14,530	64,513
#Lakeland Bancorp, Inc.	8,014	55,136
Legacy Bancorp, Inc.	3,100	29,729
LNB Bancorp, Inc.	2,597	10,778
*Louisiana Bancorp, Inc.	696	10,196
#*Macatawa Bank Corp.	4,400	8,184
MainSource Financial Group, Inc.	6,528	35,969
*Markel Corp.	200	65,002
*Market Leader, Inc.	2,300	4,439
*Marlin Business Services Corp.	4,200	41,244
Marshall & Ilsley Corp.	9,900	68,409
Max Capital Group, Ltd.	400	9,008
#MB Financial, Inc.	12,800	259,584
*MBIA, Inc.	13,800	68,034
MBT Financial Corp.	3,300	5,874
Meadowbrook Insurance Group, Inc.	20,452	138,051
Medallion Financial Corp.	6,000	48,180
#Mercantile Bank Corp.	1,015	3,847
Mercer Insurance Group, Inc.	2,391	40,647
Mercury General Corp.	300	11,466
*Meridian Interstate Bancorp, Inc.	200	1,904
#*MF Global Holdings, Ltd.	7,100	46,505
#*MGIC Investment Corp.	7,300	44,165
MicroFinancial, Inc.	2,400	7,584
MidSouth Bancorp, Inc.	3,118	47,082
#Montpelier Re Holdings, Ltd.	3,400	57,426
#*Nara Bancorp, Inc.	400	3,656
#National Penn Bancshares, Inc.	18,842	113,052
*Navigators Group, Inc.	6,000	256,020
Nelnet, Inc. Class A	13,000	216,970
New Hampshire Thrift Bancshares, Inc.	200	2,090
New Westfield Financial, Inc.	5,100	41,616
NewAlliance Bancshares, Inc.	42,279	492,128
*NewBridge Bancorp	1,900	4,199
*North Valley Bancorp	200	372
Northeast Community Bancorp, Inc.	4,700	28,153
NYMAGIC, Inc.	2,949	46,299
#*Ocwen Financial Corp.	18,089	165,695
Old Republic International Corp.	13,600	144,024
OneBeacon Insurance Group, Ltd.	4,100	53,218
#Pacific Capital Bancorp	7,400	8,880
#*Pacific Mercantile Bancorp	2,964	8,862
*Pacific Premier Bancorp, Inc.	800	2,656
Parkvale Financial Corp.	100	700
Patriot National Bancorp.	1,800	3,168
Peoples Bancorp, Inc.	3,800	49,324
#*PHH Corp,	17,000	296,480
#*Phoenix Cos., Inc. (The)	24,100	56,635
#*PICO Holdings, Inc.	3,761	118,058
#*Pinnacle Financial Partners, Inc.	7,600	114,912
#*Piper Jaffray Cos., Inc.	3,700	179,746
#Platinum Underwriters Holdings, Ltd.	2,240	81,222
*PMA Capital Corp.	10,451	62,915
#*PMI Group, Inc. (The)	2,300	4,945
#Preferred Bank	810	1,296
#Presidential Life Corp.	7,200	65,016
*ProAssurance Corp.	11,400	578,664
#Prosperity Bancshares, Inc.	15,000	604,800
Protective Life Corp.	3,500	58,975

1063

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Provident Financial Holdings, Inc.	2,100	$7,455
#Provident Financial Services, Inc.	24,000	273,600
Provident New York Bancorp	15,000	122,250
QC Holdings, Inc.	800	4,920
Reinsurance Group of America, Inc.	3,760	183,187
RenaissanceRe Holdings, Ltd.	2,000	108,360
#Renasant Corp.	7,550	108,342
*Republic First Bancorp, Inc.	225	983
Resource America, Inc.	6,400	24,512
Rewards Network, Inc.	2,900	37,410
*Riverview Bancorp, Inc.	4,200	10,080
Rome Bancorp, Inc.	2,500	20,025
Safety Insurance Group, Inc.	5,800	203,000
Sanders Morris Harris Group, Inc.	8,900	42,097
#Sandy Spring Bancorp, Inc.	3,998	47,936
*Seabright Insurance Holdings	7,500	76,350
Seacoast Banking Corp. of Florida	2,700	4,158
Selective Insurance Group, Inc.	19,700	304,759
*SI Financial Group, Inc.	1,327	7,020
Southern Community Financial Corp.	6,200	13,702
*Southern Connecticut Bancorp, Inc.	100	340
*Southern First Bancshares, Inc.	200	1,508
Southwest Bancorp, Inc.	4,864	36,431
StanCorp Financial Group, Inc.	1,200	51,576
State Auto Financial Corp.	14,000	219,940
State Bancorp, Inc.	100	735
StellarOne Corp.	135	1,412
#Sterling Bancshares, Inc.	2,700	13,797
#Stewart Information Services Corp.	6,200	63,612
*Stratus Properties, Inc.	650	6,532
Student Loan Corp.	400	18,120
*Sun Bancorp, Inc.	8,064	30,724
#*Superior Bancorp	2,625	8,794
#Susquehanna Bancshares, Inc.	26,797	210,356
SWS Group, Inc.	2,700	32,400
#Synovus Financial Corp.	10,400	28,704
#*Taylor Capital Group, Inc.	3,600	32,796
#*Texas Capital Bancshares, Inc.	800	13,480
*Thomas Weisel Partners Group, Inc.	7,106	30,343
#*TIB Financial Corp.	1,870	1,627
*Tidelands Bancshares, Inc.	200	760
#*TierOne Corp.	5,100	5,074
Timberland Bancorp, Inc.	400	1,768
*Torchmark Corp.	1,500	67,350
Tower Group, Inc.	532	11,757
Transatlantic Holdings, Inc.	4,266	211,978
*Trenwick Group, Ltd.	1,225	6
Trustmark Corp.	10,300	234,840
Umpqua Holdings Corp.	18,900	233,604
Unico American Corp.	1,400	13,594
Union Bankshares Corp.	4,404	56,591
*United America Indemnity, Ltd.	2,953	20,937
*United Community Banks, Inc.	13,693	61,482
United Financial Bancorp, Inc.	4,288	56,344
United Fire & Casualty Co.	9,946	167,292
United Western Bancorp, Inc.	2,600	8,658
Unitrin, Inc.	4,000	86,800
#Validus Holdings, Ltd.	3,964	105,046
Washington Federal, Inc.	4,201	78,349
Webster Financial Corp.	18,800	290,836
WesBanco, Inc.	8,568	124,322

1064

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
West Bancorporation	8,269	$42,172
#*Western Alliance Bancorp	2,600	13,338
White Mountains Insurance Group, Ltd.	400	128,188
#Whitney Holding Corp.	14,900	185,058
#Wintrust Financial Corp.	8,700	302,238
Yadkin Valley Financial Corp.	3,382	13,765
#Zenith National Insurance Corp.	11,900	332,010
#Zions Bancorporation	5,200	98,644
*ZipRealty, Inc.	829	3,449

Total Financials		18,833,128

Health Care — (4.5%)
*Adolor Corp.	3,384	5,313
*Albany Molecular Research, Inc.	12,600	119,574
*Allied Healthcare International, Inc.	16,200	43,254
*Allied Healthcare Products, Inc.	1,700	8,500
*American Dental Partners, Inc.	1,050	13,282
*American Shared Hospital Services	400	1,044
*Amsurg Corp.	1,300	27,443
*AngioDynamics, Inc.	8,491	136,281
*Arrhythmia Research Technology, Inc.	291	1,519
*Assisted Living Concepts, Inc.	440	11,365
*BioScrip, Inc.	70	509
*Caliper Life Sciences, Inc.	12,708	37,234
*Cambrex Corp.	2,400	12,912
*Cantel Medical Corp.	4,649	89,633
*Capital Senior Living Corp.	6,400	32,256
*Cardiac Science Corp.	8,630	22,438
*Celera Corp.	3,200	21,536
*Celldex Therapeutics, Inc.	1,496	6,672
*Community Health Systems, Inc.	3,500	114,170
*Conmed Corp.	9,700	208,647
#Cooper Cos., Inc.	13,500	476,820
*Coventry Health Care, Inc.	11,000	251,680
*Cross Country Healthcare, Inc.	8,528	77,264
*Cutera, Inc.	400	3,532
*Digirad Corp.	3,300	6,534
*Endologix, Inc.	100	458
#Ensign Group, Inc.	300	5,127
#*ev3, Inc.	572	8,340
*Five Star Quality Care, Inc.	600	1,896
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	704
*Gentiva Health Services, Inc.	7,700	196,658
#*Greatbatch, Inc.	5,600	110,040
*Harvard Bioscience, Inc.	5,400	18,630
*HealthSpring, Inc.	2,300	39,997
*HealthTronics, Inc.	11,755	33,032
*Hologic, Inc.	13,165	198,397
*Home Diagnostics, Inc.	1,634	10,000
*IntegraMed America, Inc.	123	998
#Invacare Corp.	5,120	128,205
*Inverness Medical Innovations, Inc.	11,601	468,332
*Kindred Healthcare, Inc.	15,400	260,414
#*King Pharmaceuticals, Inc.	3,500	42,035
*Lannet Co., Inc.	3,595	21,031
*LeMaitre Vascular, Inc.	2,800	13,020
#*LifePoint Hospitals, Inc.	11,700	350,766
*MedCath Corp.	6,764	45,928
#Medicis Pharmaceutical Corp. Class A	600	13,866
*MEDTOX Scientific, Inc.	200	1,664
*Misonix, Inc.	2,000	4,100

1065

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Odyssey Healthcare, Inc.	6,400	$93,952
*Osteotech, Inc.	5,900	19,942
*Par Pharmaceutical Cos., Inc.	2,500	65,800
*PDI, Inc.	4,100	20,418
*Prospect Medical Holdings, Inc.	2,880	17,021
#*Psychiatric Solutions, Inc.	600	13,230
*Regeneration Technologies, Inc.	1,100	3,476
*Res-Care, Inc.	3,007	27,093
*Skilled Healthcare Group, Inc.	3,000	19,620
#*Spectrum Pharmaceuticals, Inc.	3,900	17,160
*SRI/Surgical Express, Inc.	900	1,989
*SunLink Health Systems, Inc.	887	1,579
Teleflex, Inc.	1,000	57,160
*Theragenics Corp.	8,500	11,305
*Universal American Corp.	8,568	114,468
*Viropharma, Inc.	1,500	14,820
*Vital Images, Inc.	2,700	38,394
*WellCare Health Plans, Inc.	1,400	43,652
Young Innovations, Inc.	500	11,495

Total Health Care		4,295,624

Industrials — (12.0%)
A.O. Smith Corp.	5,710	243,132
*A.T. Cross Co.	1,675	7,538
#*AAR Corp.	3,700	85,729
*ACCO Brands Corp.	2,100	16,170
Aceto Corp.	7,800	41,184
*AGCO Corp.	2,800	86,548
Aircastle, Ltd.	3,700	35,187
#*AirTran Holdings, Inc.	69	333
Alamo Group, Inc.	1,863	33,441
*Alaska Air Group, Inc.	13,600	426,224
Albany International Corp.	800	15,912
#Alexander & Baldwin, Inc.	4,900	156,555
*Allied Defense Group, Inc.	1,400	10,094
*Allied Motion Technologies, Inc.	400	1,070
*Altra Holdings, Inc.	5,200	57,304
*Amerco, Inc.	6,865	259,428
#Apogee Enterprises, Inc.	1,100	15,136
Applied Industrial Technologies, Inc.	12,825	279,585
#*Argon ST, Inc.	2,200	55,792
#Arkansas Best Corp.	9,500	214,130
#*Armstrong World Industries, Inc.	2,700	98,361
#*Arotech Corp.	4,100	6,888
*Avalon Holding Corp. Class A	262	589
#Baldor Electric Co.	9,100	224,588
*Baldwin Technology Co., Inc. Class A	3,076	3,876
#Barnes Group, Inc.	2,500	40,100
Barrett Business Services, Inc.	1,700	21,777
*BlueLinx Holdings, Inc.	831	2,360
*BNS Holding, Inc.	240	2,160
#Bowne & Co., Inc.	310	2,037
#Briggs & Stratton Corp.	18,800	310,764
#CDI Corp.	329	4,241
#*Cenveo, Inc.	632	4,563
*Ceradyne, Inc.	2,100	41,034
*Champion Industries, Inc.	1,800	2,772
CompX International, Inc.	200	1,558
*Cornell Cos., Inc.	2,208	46,368
*Covenant Transportation Group, Inc.	3,300	11,880
*CPI Aerostructures, Inc.	1,500	9,225

1066

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Dollar Thrifty Automotive Group, Inc.	8,100	$197,316
Ducommun, Inc.	1,031	18,537
*Dycom Industries, Inc.	3,615	29,535
Eastern Co.	150	1,778
Ecology & Environment, Inc. Class A	210	3,171
#Encore Wire Corp.	2,693	53,887
*EnerSys, Inc.	15,860	309,111
Ennis, Inc.	6,134	92,010
#*EnPro Industries, Inc.	3,807	92,700
*Esterline Technologies Corp.	9,859	372,276
*ExpressJet Holdings, Inc.	88	308
#Federal Signal Corp.	13,200	85,668
*Flanders Corp.	3,367	11,751
*Franklin Covey Co.	3,000	15,720
Frozen Food Express Industries, Inc.	5,100	18,360
G & K Services, Inc. Class A	8,200	205,000
#GATX Corp.	15,076	395,293
*Gencor Industries, Inc.	600	4,170
*Gibraltar Industries, Inc.	10,700	149,158
*GP Strategies Corp.	2,300	17,020
Greenbrier Cos., Inc.	4,536	36,968
*Griffon Corp.	17,488	206,533
*H&E Equipment Services, Inc.	7,100	75,331
Hardinge, Inc.	2,569	13,384
*Herley Industries, Inc.	3,700	45,288
*Hertz Global Holdings, Inc.	8,900	92,204
*Hudson Highland Group, Inc.	5,000	20,450
*ICT Group, Inc.	3,800	60,268
*Innotrac Corp.	900	1,197
#*Interline Brands, Inc.	1,900	31,920
International Shipholding Corp.	400	11,024
*Intersections, Inc.	6,500	28,145
*JetBlue Airways Corp.	18,200	89,908
*JPS Industries, Inc.	1,000	2,360
*Kadant, Inc.	4,800	73,056
Kaman Corp. Class A	3,600	89,604
#*Kansas City Southern	100	2,970
*Kelly Services, Inc. Class A	11,300	148,256
*Key Technology, Inc.	987	14,233
Kimball International, Inc. Class B	7,471	58,871
L.S. Starrett Co. Class A	200	1,946
*Ladish Co., Inc.	200	3,090
*Layne Christensen Co.	500	12,665
*LECG Corp.	3,800	10,830
*Lydall, Inc.	3,900	24,687
*M&F Worldwide Corp.	6,100	221,369
*Marten Transport, Ltd.	7,800	137,358
*Metalico, Inc.	2,000	9,860
*MFRI, Inc.	2,300	15,686
*Miller Industries, Inc.	1,900	21,299
#*Mobile Mini, Inc.	9,000	126,450
Mueller Water Products, Inc.	32,100	144,771
NACCO Industries, Inc. Class A	2,390	128,630
*National Patent Development Corp.	1,000	1,600
National Technical Systems, Inc.	3,198	18,037
*NN, Inc.	5,500	21,835
*North American Galvanizing & Coating, Inc.	2,427	12,281
#*Northwest Pipe Co.	2,813	67,287
*On Assignment, Inc.	2,895	20,207
#*Owens Corning, Inc.	8,500	218,705
*P.A.M. Transportation Services, Inc.	3,545	35,946

1067

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Paragon Technologies, Inc.	781	$1,835
*Patrick Industries, Inc.	1,000	2,570
*PGT, Inc.	375	720
*Pinnacle Airlines Corp.	400	3,044
Portec Rail Products, Inc.	642	7,011
*PowerSecure International, Inc.	2,200	14,476
Preformed Line Products Co.	600	21,630
Providence & Worcester Railroad Co.	200	2,431
*RCM Technologies, Inc.	4,279	11,125
#Regal-Beloit Corp.	3,106	147,224
*Republic Airways Holdings, Inc.	15,000	73,350
#*Rush Enterprises, Inc. Class A	9,000	102,240
*Rush Enterprises, Inc. Class B	1,650	16,401
Ryder System, Inc.	9,234	336,118
*Saia, Inc.	3,700	44,400
*School Specialty, Inc.	7,600	167,884
#Seaboard Corp.	200	246,000
SIFCO Industries, Inc.	161	2,024
SkyWest, Inc.	23,200	339,416
*Sparton Corp.	2,336	14,483
*Spherion Corp.	15,600	87,984
Standex International Corp.	4,109	93,726
#Steelcase, Inc. Class A	5,200	36,816
Superior Uniform Group, Inc.	2,395	24,453
*Supreme Industries, Inc.	1,318	3,387
*Sypris Solutions, Inc.	6,800	19,992
#TAL International Group, Inc.	900	12,690
*TeamStaff, Inc.	350	374
Technology Research Corp.	2,000	7,020
*Tecumseh Products Co. Class A	4,000	44,320
*Tecumseh Products Co. Class B	100	1,130
*Terex Corp.	3,400	66,470
Timken Co.	5,200	116,532
Todd Shipyards Corp.	600	8,976
*Trailer Bridge, Inc.	100	529
*TRC Cos., Inc.	1,501	4,038
Tredegar Industries, Inc.	14,219	230,063
*Trimas Corp.	3,800	22,496
#Trinity Industries, Inc.	5,100	79,764
Triumph Group, Inc.	2,800	142,604
#*Tutor Perini Corp.	3,000	57,180
*United Capital Corp.	700	16,555
#*United Rentals, Inc.	6,600	52,866
Universal Forest Products, Inc.	6,400	217,216
*USA Truck, Inc.	3,200	39,520
#*USG Corp.	5,900	70,859
Viad Corp.	4,400	86,812
Virco Manufacturing Corp.	4,600	16,238
*Volt Information Sciences, Inc.	7,550	70,140
*Wabash National Corp.	5,600	16,576
*Waste Services, Inc.	2,500	22,700
#Watts Water Technologies, Inc.	11,300	326,909
*WCA Waste Corp.	3,198	13,112
#Werner Enterprises, Inc.	26,500	524,170
*Willis Lease Finance Corp.	3,200	52,768

Total Industrials		11,446,278

Information Technology — (12.1%)
*ActivIdentity Corp.	9,521	21,708
*Acxiom Corp.	33,397	513,646
*Adaptec, Inc.	44,846	136,332

1068

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aetrium, Inc.	1,800	$4,770
Agilysys, Inc.	10,400	87,360
*Anaren, Inc.	4,100	52,603
*Applied Micro Circuits Corp.	22,613	165,753
#*Arris Group, Inc.	17,900	179,716
*Arrow Electronics, Inc.	11,759	308,909
Astro-Med, Inc.	1,475	10,694
#*ATMI, Inc.	100	1,678
*Aviat Networks, Inc.	6,521	46,886
*Avid Technology, Inc.	10,700	135,141
AVX Corp.	6,584	78,218
*Aware, Inc.	1,426	3,636
*AXT, Inc.	7,406	21,477
Bel Fuse, Inc. Class B	1,283	24,338
*Benchmark Electronics, Inc.	27,623	503,291
Black Box Corp.	6,700	184,183
*Bogen Communications International, Inc.	1,000	1,725
*Brooks Automation, Inc.	27,300	227,682
#*CACI International, Inc. Class A	1,200	57,564
*CalAmp Corp.	3,000	8,700
*Cascade Microtech, Inc.	4,035	17,472
*Checkpoint Systems, Inc.	3,200	51,328
*Ciber, Inc.	18,600	60,078
*Clearfield, Inc.	800	1,600
#*Coherent, Inc.	10,797	320,455
Cohu, Inc.	6,597	85,431
—#*Commerce One LLC	4,310	—
Communications Systems, Inc.	1,500	17,865
*Computer Task Group, Inc.	5,269	37,146
*Convergys Corp.	5,600	59,920
*CSP, Inc.	66	246
CTS Corp.	9,000	68,490
*CyberOptics Corp.	2,700	19,602
*Data I/O Corp.	1,500	6,555
*Datalink Corp.	900	4,122
*Dataram Corp.	3,283	9,160
*DDi Corp.	3,200	13,792
*Digi International, Inc.	9,200	88,320
*Ditech Networks, Inc.	8,154	10,274
*DSP Group, Inc.	9,583	66,027
*Dynamics Research Corp.	2,042	22,911
*Easylink Services International Corp.	400	756
*EchoStar Corp.	4,400	84,480
*Edgewater Technology, Inc.	4,067	12,201
Electro Rent Corp.	9,085	106,204
*Electro Scientific Industries, Inc.	10,500	117,705
*Electronics for Imaging, Inc.	6,100	70,699
*EMS Technologies, Inc.	3,900	49,998
*Endwave Corp.	3,700	8,954
*Epicor Software Corp.	6,200	47,554
*ePlus, Inc.	2,500	39,300
*Exar Corp.	11,468	80,620
*Fairchild Semiconductor Corp. Class A	5,000	44,900
#*FEI Co.	100	2,080
*Frequency Electronics, Inc.	3,304	16,454
*Gerber Scientific, Inc.	7,000	34,300
*Globecomm Systems, Inc.	1,300	9,451
*GSI Technology, Inc.	4,398	19,615
*GTSI Corp.	3,196	17,450
*Hackett Group, Inc.	511	1,186
#*Harmonic, Inc.	38,400	233,088

1069

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Henry Bros. Electronics, Inc.	546	$2,351
—*Here Media, Inc.	340	—
—*Here Media, Inc. Special Shares	340	—
*Hutchinson Technology, Inc.	8,900	59,897
*Hypercom Corp.	14,300	49,049
*I.D. Systems, Inc.	1,100	3,157
*IAC/InterActiveCorp.	10,400	208,832
*Ikanos Communications, Inc.	10,776	23,168
*Imation Corp.	12,300	109,962
*infoGROUP, Inc.	5,000	38,550
*InfoSpace, Inc.	13,100	121,437
*Ingram Micro, Inc.	24,100	407,290
*Insight Enterprises, Inc.	17,564	202,162
*InsWeb Corp.	333	1,332
*Integrated Device Technology, Inc.	30,500	172,935
*Integrated Silicon Solution, Inc.	9,260	53,430
*International Rectifier Corp.	6,800	122,672
#*Internet Brands, Inc.	4,400	34,452
*Internet Capital Group, Inc.	13,300	82,859
*IntriCon Corp.	700	2,100
iPass, Inc.	16,800	18,648
*IXYS Corp.	8,700	60,552
Jabil Circuit, Inc.	9,000	130,320
#*JDA Software Group, Inc.	100	2,621
*KEY Tronic Corp.	3,598	17,378
Keynote Systems, Inc.	4,100	39,647
*Kopin Corp.	6,760	27,784
#*L-1 Identity Solutions, Inc.	28,177	211,046
*Lattice Semiconductor Corp.	39,700	102,823
#*Lawson Software, Inc.	900	5,454
*LookSmart, Ltd.	3,384	3,282
#*Loral Space & Communications, Inc.	2,832	80,627
*Mentor Graphics Corp.	16,100	129,122
*Mercury Computer Systems, Inc.	4,959	59,210
#*Merix Corp.	1,176	2,834
*Merrimac Industries, Inc.	200	3,198
#Methode Electronics, Inc.	7,900	86,821
#*MKS Instruments, Inc.	19,500	323,700
*ModusLink Global Solutions, Inc.	14,867	150,900
*Newport Corp.	11,200	95,312
#*Novellus Systems, Inc.	7,500	156,750
*Nu Horizons Electronics Corp.	6,600	27,060
O.I. Corp.	400	3,168
*Occam Networks, Inc.	900	4,716
*OmniVision Technologies, Inc.	3,500	45,150
*Opnext, Inc.	1,000	1,890
*Optical Cable Corp.	1,600	5,728
*ORBCOMM, Inc.	9,700	22,116
*OSI Systems, Inc.	3,268	86,504
*PAR Technology Corp.	5,200	30,108
*PC Connection, Inc.	8,100	51,840
*PC-Tel, Inc.	6,938	40,310
*PDF Solutions, Inc.	2,000	7,920
*Perceptron, Inc.	73	230
*Performance Technologies, Inc.	3,750	10,575
*Pericom Semiconductor Corp.	2,192	19,290
*Pervasive Software, Inc.	6,100	31,232
*Photronics, Inc.	10,900	41,965
Plantronics, Inc.	200	5,284
*PLATO Learning, Inc.	2,887	11,894
*Presstek, Inc.	200	566

1070

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
—*Price Communications Liquidation Trust	16,900	$2,308
Qualstar Corp.	5,100	11,271
*RadiSys Corp.	5,200	39,052
*RealNetworks, Inc.	48,764	205,784
Richardson Electronics, Ltd.	4,600	35,282
#*Rofin-Sinar Technologies, Inc.	900	19,701
*Rudolph Technologies, Inc.	8,900	55,803
*Sandisk Corp.	400	10,168
*SCM Microsystems, Inc.	5,300	10,865
*SeaChange International, Inc.	9,300	60,171
Servidyne, Inc.	1,260	2,274
#*Silicon Graphics International Corp.	8,800	70,488
*Silicon Image, Inc.	1,500	3,615
*Silicon Storage Technology, Inc.	36,200	96,654
#*Skyworks Solutions, Inc.	6,583	83,538
#*Smart Modular Technologies (WWH), Inc.	800	4,864
*SonicWALL, Inc.	8,357	63,680
*Spectrum Control, Inc.	3,500	36,120
*SRA International, Inc.	200	3,444
*Standard Microsystems Corp.	1,900	37,905
*StarTek, Inc.	5,200	38,480
*Support.com, Inc.	8,450	20,956
Sycamore Networks, Inc.	10,050	194,870
*Symmetricom, Inc.	15,487	78,984
*Symyx Technologies, Inc.	1,500	7,410
#*SYNNEX Corp.	11,400	301,758
*Tech Data Corp.	13,700	558,275
*TechTarget, Inc.	600	3,180
*TechTeam Global, Inc.	3,500	25,760
*Telular Corp.	4,000	17,360
Tessco Technologies, Inc.	600	11,190
TheStreet.com, Inc.	4,800	15,216
#*THQ, Inc.	200	1,008
*TIBCO Software, Inc.	8,925	79,968
*Tier Technologies, Inc. Class B	5,321	40,972
*Tollgrade Communications, Inc.	4,700	29,234
*Track Data Corp.	575	1,794
#*TTM Technologies, Inc.	6,700	69,345
Ulticom, Inc.	3,475	33,360
United Online, Inc.	18,618	117,666
#*UTStarcom, Inc.	41,002	88,564
*Vicon Industries, Inc.	1,400	7,616
*Virage Logic Corp.	3,567	19,868
*Virtusa Corp.	3,900	34,749
#*Vishay Intertechnology, Inc.	8,000	60,320
*Web.com Group, Inc.	4,414	24,630
*WPCS International, Inc.	1,947	5,938
*ZiLOG, Inc.	5,000	17,800
*Zoran Corp.	18,131	198,897
*Zygo Corp.	125	1,324

Total Information Technology		11,544,488

Materials — (4.1%)
A. Schulman, Inc.	8,700	195,924
#A.M. Castle & Co.	1,800	17,460
*American Pacific Corp.	700	5,040
Ashland, Inc.	4,700	189,927
*Buckeye Technologies, Inc.	14,923	170,719
*BWAY Holding Co.	200	3,412
Cabot Corp.	5,400	139,212
#Carpenter Technology Corp.	1,400	37,520

1071

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Coeur d’Alene Mines Corp.	5,200	$72,904
Commercial Metals Co.	5,500	75,570
*Core Molding Technologies, Inc.	1,192	3,564
Cytec Industries, Inc.	3,100	115,661
*Domtar Corp.	2,600	126,282
Ferro Corp.	16,500	128,040
Friedman Industries, Inc.	2,536	13,948
*Graphic Packaging Holding Co.	55,500	187,590
*Headwaters, Inc.	14,800	81,252
Huntsman Corp.	3,000	36,570
Kaiser Aluminum Corp.	1,400	49,210
*Kronos Worldwide, Inc.	200	2,922
#*Louisiana-Pacific Corp.	25,700	182,727
#MeadWestavco Corp.	12,300	296,061
Minerals Technologies, Inc.	1,400	66,920
*Mod-Pac Corp.	962	4,252
Neenah Paper, Inc.	5,000	69,600
NL Industries, Inc.	15,300	103,734
*OM Group, Inc.	3,600	117,432
P.H. Glatfelter Co.	11,400	157,320
Penford Corp.	900	9,234
*PolyOne Corp.	14,527	108,226
Quaker Chemical Corp.	247	4,320
*Ready Mix, Inc.	923	2,677
Reliance Steel & Aluminum Co.	3,600	146,664
*Rock of Ages Corp.	500	1,620
#*RTI International Metals, Inc.	1,700	42,075
Spartech Corp.	10,300	103,927
#*Stillwater Mining Co.	15,100	151,755
Temple-Inland, Inc.	3,200	55,584
#Texas Industries, Inc.	2,200	74,668
#*U.S. Gold Corp.	18,900	42,147
Wausau Paper Corp.	1,955	17,243
#Westlake Chemical Corp.	13,400	275,102
#Worthington Industries, Inc.	12,590	182,177

Total Materials		3,868,192

Other — (0.0%)
—*Big 4 Ranch, Inc.	300	—
—*ePresence, Inc. Escrow Shares	2,300	—
—*MAIR Holdings, Inc. Escrow Shares	4,800	—
—*Petrocorp, Inc. Escrow Shares	1,700	102
—*Tripos Escrow Shares	100	9

Total Other		111

Telecommunication Services — (0.4%)
*Arbinet Corp.	7,998	17,836
*General Communications, Inc. Class A	5,000	29,650
*IDT Corp.	1,600	5,888
*SureWest Communications	4,700	42,065
#Telephone & Data Systems, Inc.	3,600	113,580
Telephone & Data Systems, Inc. Special Shares	2,678	76,109
*United States Cellular Corp.	3,617	132,274
*Xeta Corp.	3,600	11,052

Total Telecommunication Services		428,454

Utilities — (0.3%)
*Mirant Corp.	8,900	125,223

1072

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
*RRI Energy, Inc.	25,000	$123,750

Total Utilities		248,973

TOTAL COMMON STOCKS		71,315,714

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	378	100
—*Lantronix, Inc. Warrants	11	—

TOTAL RIGHTS/WARRANTS		100

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	119,237	119,237

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (24.9%)
§@DFA Short Term Investment Fund LP	23,609,331	23,609,331
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $77,592 FHLMC 4.000%, 04/01/24, valued at $71,982) to be repurchased at $69,886	$70	69,885

TOTAL SECURITIES LENDING COLLATERAL		23,679,216

TOTAL INVESTMENTS — (100.0%) (Cost $115,888,451)##		$95,114,267

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,236,454	$7,250	—	$12,243,704
Consumer Staples	3,102,704	—	—	3,102,704
Energy	5,304,058	—	—	5,304,058
Financials	18,833,128	—	—	18,833,128
Health Care	4,295,624	—	—	4,295,624
Industrials	11,446,278	—	—	11,446,278
Information Technology	11,542,180	2,308	—	11,544,488
Materials	3,868,192	—	—	3,868,192
Other	—	111	—	111
Telecommunication Services	428,454	—	—	428,454
Utilities	248,973	—	—	248,973
Rights/Warrants	100	—	—	100
Temporary Cash Investments	119,237	—	—	119,237
Securities Lending Collateral	—	23,679,216	—	23,679,216

TOTAL	$71,425,382	$23,688,885	—	$95,114,267

1073

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (89.4%)
Consumer Discretionary — (15.8%)
#*AutoNation, Inc.	4,876	$87,768
*Carnival Corp.	38,639	1,287,838
CBS Corp.	1,014	13,131
#CBS Corp. Class B	46,943	606,973
#*Clear Channel Outdoor Holdings, Inc.	1,200	12,180
Comcast Corp. Class A	143,428	2,270,465
Comcast Corp. Special Class A	50,148	759,241
#*DIRECTV Class A	28,122	853,503
#*Discovery Communications, Inc. (25470F104)	7,575	224,674
*Discovery Communications, Inc. (25470F302)	7,675	201,546
Disney (Walt) Co.	68,551	2,025,682
#*Expedia, Inc.	15,550	332,926
#Fortune Brands, Inc.	9,104	378,453
#J.C. Penney Co., Inc.	14,000	347,620
Lennar Corp. Class A	5,490	84,326
#*Liberty Global, Inc. Class A	7,090	179,944
#*Liberty Global, Inc. Series C	5,190	130,061
*Liberty Media Corp. Interactive Class A	42,599	442,178
*Liberty Media Corp. Series A	3,736	175,218
#Macy’s, Inc.	30,537	486,454
*MGM Mirage	22,800	252,168
#*Mohawk Industries, Inc.	5,250	217,402
News Corp. Class A	101,851	1,284,341
News Corp. Class B	32,339	474,737
#*Royal Caribbean Cruises, Ltd.	8,770	228,809
#*Sears Holdings Corp.	7,700	718,256
Time Warner Cable, Inc.	26,584	1,158,797
Time Warner, Inc.	79,733	2,188,671
*Toll Brothers, Inc.	10,707	197,758
Washington Post Co.	400	173,848
Wendy’s/Arby’s Group, Inc.	11,000	50,710
#Whirlpool Corp.	4,418	332,145
#Wyndham Worldwide Corp.	4,229	88,767

Total Consumer Discretionary		18,266,590

Consumer Staples — (6.8%)
Archer-Daniels-Midland Co.	34,131	1,022,223
#Bunge, Ltd.	4,300	252,797
*Constellation Brands, Inc. Class A	11,326	182,122
Corn Products International, Inc.	5,700	161,994
CVS Caremark Corp.	77,512	2,509,063
Del Monte Foods Co.	388	4,415
J.M. Smucker Co.	7,250	435,508
Kraft Foods, Inc.	52,972	1,465,206
Molson Coors Brewing Co.	11,200	470,400
PepsiAmericas, Inc.	9,700	281,785
*Ralcorp Holdings, Inc.	800	49,440
Safeway, Inc.	21,185	475,603
#*SUPERVALU, Inc.	16,003	235,404
Tyson Foods, Inc. Class A	22,881	316,215

Total Consumer Staples		7,862,175

Energy — (12.2%)
Anadarko Petroleum Corp.	32,664	2,083,310
BJ Services Co.	8,000	165,360
Chesapeake Energy Corp.	41,410	1,026,140
Cimarex Energy Co.	5,000	246,050
ConocoPhillips	75,696	3,633,408

1074

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Helmerich & Payne, Inc.	6,903	$288,752
Hess Corp.	13,100	757,049
Marathon Oil Corp.	43,471	1,295,871
Murphy Oil Corp.	1,600	81,728
#*Nabors Industries, Ltd.	16,154	360,234
National-Oilwell, Inc.	24,658	1,008,512
Noble Energy, Inc.	6,650	491,701
#Patterson-UTI Energy, Inc.	3,590	55,142
#Pioneer Natural Resources Co.	7,112	312,786
*Plains Exploration & Production Co.	4,400	146,740
*Pride International, Inc.	7,314	216,494
*Rowan Cos., Inc.	6,270	134,680
Smith International, Inc.	9,534	289,071
*Sunoco, Inc.	3,100	77,779
Tesoro Petroleum Corp.	3,600	45,000
Tidewater, Inc.	3,900	182,598
Valero Energy Corp.	27,156	500,214
*Whiting Petroleum Corp.	2,016	134,185
XTO Energy, Inc.	13,115	584,536

Total Energy		14,117,340

Financials — (24.9%)
#*Allegheny Corp.	694	181,210
Allied World Assurance Co. Holdings, Ltd.	2,311	103,440
Allstate Corp.	35,100	1,050,543
American Financial Group, Inc.	8,800	218,328
#American National Insurance Co.	2,002	213,093
#*AmeriCredit Corp.	365	7,654
Ameriprise Financial, Inc.	4,380	167,491
*Arch Capital Group, Ltd.	1,100	78,694
Aspen Insurance Holdings, Ltd.	2,331	62,075
Assurant, Inc.	3,170	99,633
Axis Capital Holdings, Ltd.	7,792	224,410
Bank of America Corp.	245,131	3,721,089
Capital One Financial Corp.	29,492	1,087,075
Chubb Corp.	26,600	1,330,000
Cincinnati Financial Corp.	12,283	324,148
Citigroup, Inc.	378,064	1,255,172
#CME Group, Inc.	3,560	1,021,079
#*CNA Financial Corp.	19,206	451,149
#Comerica, Inc.	9,300	320,943
Discover Financial Services	26,877	367,677
Everest Re Group, Ltd.	2,061	176,710
Fidelity National Financial, Inc.	15,720	202,788
Fifth Third Bancorp.	31,327	389,708
First American Corp.	7,400	218,818
First Niagara Financial Group, Inc.	224	3,076
*Genworth Financial, Inc.	28,640	396,378
Hanover Insurance Group, Inc.	3,901	165,480
Hartford Financial Services Group, Inc.	24,865	596,511
#HCC Insurance Holdings, Inc.	7,000	189,700
#Huntington Bancshares, Inc.	4,800	22,992
Invesco, Ltd.	2,743	52,940
JPMorgan Chase & Co.	42,144	1,641,087
KeyCorp.	23,300	167,294
Legg Mason, Inc.	6,700	172,726
Lincoln National Corp.	20,300	498,974
Loews Corp.	32,846	1,174,901
#M&T Bank Corp.	6,300	464,625
#*Markel Corp.	139	45,176
Marshall & Ilsley Corp.	1,600	11,056

1075

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Mercury General Corp.	3,900	$149,058
MetLife, Inc.	57,733	2,039,130
*NASDAQ OMX Group, Inc. (The)	3,800	68,362
#New York Community Bancorp, Inc.	11,628	174,769
NYSE Euronext, Inc.	13,110	306,905
Old Republic International Corp.	17,759	188,068
PartnerRe, Ltd.	1,300	96,967
People’s United Financial, Inc.	3,800	61,446
#PNC Financial Services Group, Inc.	15,782	874,796
Prudential Financial, Inc.	27,110	1,355,229
#Regions Financial Corp.	31,752	201,625
Reinsurance Group of America, Inc.	5,509	268,398
RenaissanceRe Holdings, Ltd.	1,500	81,270
#SunTrust Banks, Inc.	27,243	662,822
Transatlantic Holdings, Inc.	4,100	203,729
Travelers Cos., Inc. (The)	41,188	2,086,996
Unum Group	25,019	489,622
Validus Holdings, Ltd.	6,185	163,903
#W. R. Berkley Corp.	8,170	198,776
#Wesco Financial Corp.	400	141,200
White Mountains Insurance Group, Ltd.	433	138,764

Total Financials		28,827,678

Health Care — (6.1%)
Aetna, Inc.	20,782	622,837
*Boston Scientific Corp.	59,290	511,673
Cardinal Health, Inc.	4,826	159,596
*CareFusion Corp.	2,163	55,697
*Community Health Systems, Inc.	4,772	155,663
*Coventry Health Care, Inc.	4,662	106,667
*Hologic, Inc.	9,720	146,480
*Humana, Inc.	4,560	221,707
*Inverness Medical Innovations, Inc.	2,620	105,769
#*King Pharmaceuticals, Inc.	15,000	180,150
Omnicare, Inc.	7,100	177,500
PerkinElmer, Inc.	7,200	145,008
Teleflex, Inc.	600	34,296
*Thermo Fisher Scientific, Inc.	20,645	952,767
UnitedHealth Group, Inc.	33,610	1,109,130
*Watson Pharmaceuticals, Inc.	5,526	212,033
*WellPoint, Inc.	34,119	2,174,063

Total Health Care		7,071,036

Industrials — (11.8%)
#*AGCO Corp.	833	25,748
CSX Corp.	29,860	1,279,800
Eaton Corp.	5,100	312,324
FedEx Corp.	7,541	590,837
General Electric Co.	249,661	4,014,549
*Hertz Global Holdings, Inc.	12,396	128,423
#Ingersoll-Rand P.L.C.	8,604	279,286
#*Kansas City Southern	1,316	39,085
L-3 Communications Holdings, Inc.	340	28,336
Masco Corp.	21,346	289,452
Norfolk Southern Corp.	27,700	1,303,562
Northrop Grumman Corp.	23,289	1,318,157
Pentair, Inc.	5,692	173,834
R. R. Donnelley & Sons Co.	12,438	246,521
Republic Services, Inc.	7,517	201,380
Ryder System, Inc.	4,000	145,600
Southwest Airlines Co.	55,860	632,894

1076

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#SPX Corp.	600	$32,664
Timken Co.	600	13,446
Tyco International, Ltd.	8,500	301,155
Union Pacific Corp.	35,126	2,125,123
*URS Corp.	4,930	221,258

Total Industrials		13,703,434

Information Technology — (3.2%)
*Activision Blizzard, Inc.	26,782	272,105
#*AOL, Inc.	7,248	173,735
*Arrow Electronics, Inc.	7,300	191,771
*Avnet, Inc.	10,700	282,908
AVX Corp.	3,900	46,332
*Computer Sciences Corp.	11,483	589,078
*IAC/InterActiveCorp.	10,123	203,270
*Ingram Micro, Inc.	12,277	207,481
#*Micron Technology, Inc.	52,000	453,440
*Sandisk Corp.	8,200	208,444
*Tellabs, Inc.	11,019	70,852
Tyco Electronics, Ltd.	21,020	522,978
#Xerox Corp.	56,151	489,637

Total Information Technology		3,712,031

Materials — (4.1%)
Alcoa, Inc.	73,106	930,639
Ashland, Inc.	1,700	68,697
Dow Chemical Co.	59,163	1,602,726
Huntsman Corp.	300	3,657
International Paper Co.	32,363	741,436
#MeadWestavco Corp.	12,941	311,490
Reliance Steel & Aluminum Co.	4,000	162,960
#Steel Dynamics, Inc.	4,700	71,346
#United States Steel Corp.	4,700	208,821
#Vulcan Materials Co.	1,011	44,676
#Weyerhaeuser Co.	16,032	639,677

Total Materials		4,786,125

Telecommunication Services — (3.9%)
AT&T, Inc.	143,182	3,631,096
CenturyTel, Inc.	3,201	108,866
#*Sprint Nextel Corp.	133,449	437,713
#Telephone & Data Systems, Inc.	4,000	126,200
Telephone & Data Systems, Inc. Special Shares	3,296	93,672
*United States Cellular Corp.	3,700	135,309
Verizon Communications, Inc.	6	177

Total Telecommunication Services		4,533,033

Utilities — (0.6%)
*AES Corp.	7,112	89,825
*Calpine Corp.	13,755	150,617
*Mirant Corp.	3,500	49,245
*NRG Energy, Inc.	3,538	85,301
Public Service Enterprise Group, Inc.	5,070	155,091
Questar Corp.	2,711	112,452
*RRI Energy, Inc.	10,900	53,955

Total Utilities		696,486

TOTAL COMMON STOCKS		103,575,928

1077

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	174,476	$174,476

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.5%)
§@DFA Short Term Investment Fund LP	12,117,638	12,117,638
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $39,827 FHLMC 4.000%, 04/01/24, valued at $36,948) to be repurchased at $35,871	$36	35,871

TOTAL SECURITIES LENDING COLLATERAL		12,153,509

TOTAL INVESTMENTS — (100.0%) (Cost $120,018,244)##		$115,903,913

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,266,590	—	—	$18,266,590
Consumer Staples	7,862,175	—	—	7,862,175
Energy	14,117,340	—	—	14,117,340
Financials	28,827,678	—	—	28,827,678
Health Care	7,071,036	—	—	7,071,036
Industrials	13,703,434	—	—	13,703,434
Information Technology	3,712,031	—	—	3,712,031
Materials	4,786,125	—	—	4,786,125
Telecommunication Services	4,533,033	—	—	4,533,033
Utilities	696,486	—	—	696,486
Temporary Cash Investments	174,476	—	—	174,476
Securities Lending Collateral	—	$12,153,509	—	12,153,509

TOTAL	$103,750,404	$12,153,509	—	$115,903,913

1078

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.6%)
AUSTRALIA — (5.3%)
*Alumina, Ltd.	14,269	$19,529
Amcor, Ltd.	37,991	198,080
Australia & New Zealand Banking Group, Ltd.	43,648	835,297
Bendigo Bank, Ltd.	5,624	48,727
BlueScope Steel, Ltd.	26,400	60,838
Boral, Ltd.	17,774	82,890
#*Caltex Australia, Ltd.	5,940	46,945
#Crown, Ltd.	18,116	123,713
CSR, Ltd.	31,163	49,947
Downer EDI, Ltd.	5,361	39,173
#Fairfax Media, Ltd.	24,201	36,755
Goodman Fielder, Ltd.	25,914	35,661
Incitec Pivot, Ltd.	50,181	148,039
Insurance Australia Group, Ltd.	23,604	79,059
Lend Lease Group	9,498	78,379
#Macquarie Group, Ltd.	5,858	257,806
Mirvac Group	31,304	39,857
National Australia Bank, Ltd.	36,687	852,448
#Nufarm, Ltd.	3,485	31,314
OneSteel, Ltd.	18,909	51,434
Origin Energy, Ltd.	16,409	231,598
*OZ Minerals, Ltd.	58,808	54,760
*Primary Health Care, Ltd.	4,000	19,451
Qantas Airways, Ltd.	32,996	82,737
Santos, Ltd.	760	8,797
Suncorp-Metway, Ltd.	18,335	143,404
TABCORP Holdings, Ltd.	13,144	81,562
Tatts Group, Ltd.	20,153	40,928
Wesfarmers, Ltd.	24,502	594,390

TOTAL AUSTRALIA		4,373,518

AUSTRIA — (0.3%)
Erste Group Bank AG	4,122	155,607
Raiffeisen International Bank-Holding AG	427	21,127
Vienna Insurance Group AG	433	20,745
Voestalpine AG	1,570	54,969

TOTAL AUSTRIA		252,448

BELGIUM — (0.7%)
Delhaize Group SA	2,828	221,685
*KBC Groep NV	260	11,193
Solvay SA	1,224	121,309
#UCB SA	5,259	235,103

TOTAL BELGIUM		589,290

CANADA — (7.8%)
#Astral Media, Inc. Class A	700	22,200
#Bank of Montreal	12,789	621,957
BCE, Inc.	6,688	171,821
Canadian Pacific Railway, Ltd.	5,200	245,495
#Canadian Tire Corp. Class A	2,400	120,039
Empire Co., Ltd. Class A	1,200	53,735
EnCana Corp.	3,716	113,643
Ensign Energy Services, Inc.	2,200	30,904
Fairfax Financial Holdings, Inc.	300	101,794
George Weston, Ltd.	1,600	103,100
Gerdau Ameristeel Corp.	4,200	31,463
Goldcorp, Inc.	6,090	206,408

1079

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Industrial Alliance Insurance & Financial Services, Inc.	2,800	$83,954
Intact Financial Corp.	500	17,657
Loblaw Cos., Ltd.	1,700	55,790
Magna International, Inc. Class A	3,315	182,360
Manulife Financial Corp.	23,250	424,882
Methanex Corp.	2,400	53,645
*Nexen, Inc.	4,010	87,794
Onex Corp.	1,700	39,271
Sun Life Financial, Inc.	17,008	496,759
Talisman Energy, Inc.	27,860	460,924
*Teck Resources, Ltd. Class B	15,600	510,784
#Thomson Reuters Corp.	17,778	593,736
Toronto Dominion Bank	11,700	689,362
#TransCanada Corp.	17,093	546,241
*Viterra, Inc.	6,700	59,716
Yamana Gold, Inc.	22,800	229,653

TOTAL CANADA		6,355,087

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	42	327,768
#Carlsberg A.S. Series B	3,461	258,133
Danisco A.S.	1,570	109,384
*Danske Bank A.S.	12,100	287,416
*Jyske Bank A.S.	3,600	133,258

TOTAL DENMARK		1,115,959

FINLAND — (0.8%)
Kesko Oyj	1,700	54,674
Neste Oil Oyj	3,573	58,454
Sampo Oyj	4,816	116,336
Stora Enso Oyj Series R	25,642	157,453
UPM-Kymmene Oyj	23,374	256,348

TOTAL FINLAND		643,265

FRANCE — (8.0%)
#*Air France-KLM SA	6,767	110,268
AXA SA	36,997	761,800
BNP Paribas SA	10,984	784,664
Capgemini SA	1,927	85,566
#Casino Guichard Perrachon SA	1,204	98,789
Ciments Francais SA	500	48,960
CNP Assurances SA	1,276	112,954
Compagnie de Saint-Gobain SA	11,464	547,641
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,200	29,244
Compagnie Generale des Establissements Michelin SA Series B	2,683	207,766
Credit Agricole SA	14,584	228,617
#European Aeronautic Defence & Space Co.	9,210	180,005
GDF Suez SA	7,694	290,920
*Groupe Eurotunnel SA	3,325	32,055
Lafarge SA	5,700	421,651
Lagardere SCA	4,151	160,843
#*Peugeot SA	4,558	147,962
PPR SA	2,535	309,135
*Renault SA	6,671	313,164
*Rexel SA	2,105	29,697
Safran SA	3,754	73,316
SCOR SE	1,207	27,964
Societe Generale Paris SA	8,832	510,995
STMicroelectronics NV	24,289	198,910

1080

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Vivendi SA	32,987	$857,616

TOTAL FRANCE		6,570,502

GERMANY — (7.1%)
Allianz SE	937	103,724
Allianz SE Sponsored ADR	72,836	796,826
Bayerische Motoren Werke AG	12,520	535,051
#*Commerzbank AG	10,095	78,211
Daimler AG (5529027)	17,468	803,612
Daimler AG (D1668R123)	11,900	545,139
#Deutsche Bank AG	10,577	645,211
Deutsche Lufthansa AG	6,846	109,796
*Deutsche Postbank AG	1,194	36,146
Deutsche Telekom AG Sponsored ADR	73,200	942,084
Fraport AG	1,377	69,957
Generali Deutschland Holding AG	434	44,771
Heidelberger Zement AG	1,358	79,537
Munchener Rueckversicherungs-Gesellschaft AG	3,975	595,257
Porsche Automobil Holding SE	2,748	155,618
Salzgitter AG	785	69,468
#ThyssenKrupp AG	6,258	198,880

TOTAL GERMANY		5,809,288

GREECE — (0.1%)
*Alpha Bank A.E.	1,430	13,725
Hellenic Petroleum S.A.	5,111	63,099
Marfin Investment Group S.A.	18,601	51,363

TOTAL GREECE		128,187

HONG KONG — (2.5%)
Cheung Kong Holdings, Ltd.	33,000	388,295
Great Eagle Holdings, Ltd.	8,452	20,906
Hang Lung Group, Ltd.	9,000	40,341
Henderson Land Development Co., Ltd.	20,000	127,020
Hong Kong & Shanghai Hotels, Ltd.	19,052	26,820
Hutchison Whampoa, Ltd.	74,000	502,878
Hysan Development Co., Ltd.	20,785	52,101
Kerry Properties, Ltd.	11,000	48,937
New World Development Co., Ltd.	147,645	241,706
Shangri-La Asia, Ltd.	24,000	41,674
Sino Land Co., Ltd.	13,990	23,194
Sun Hung Kai Properties, Ltd.	11,000	142,049
Wharf Holdings, Ltd.	59,014	293,879
Wheelock & Co., Ltd.	55,000	143,981

TOTAL HONG KONG		2,093,781

IRELAND — (0.5%)
#CRH P.L.C. Sponsored ADR	16,003	393,514

ITALY — (2.5%)
Banca Monte Dei Paschi di Siena SpA	23,367	37,796
Banca Popolare di Milano Scarl	7,333	47,606
*Banco Popolare Scarl	3,698	23,392
Fondiaria - SAI SpA	2,059	33,349
*Intesa Sanpaolo SpA	169,745	646,158
Italcementi SpA	1,768	21,873
*Pirelli & Co. SpA	53,332	30,957
Telecom Italia SpA	170,034	254,231
#Telecom Italia SpA Sponsored ADR	24,800	369,024
*UniCredit SpA	144,039	397,203

1081

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Unione di Banche Italiane ScpA	10,306	$141,461
#*Unipol Gruppo Finanziario SpA	28,275	34,229

TOTAL ITALY		2,037,279

JAPAN — (14.4%)
77 Bank, Ltd. (The)	9,000	48,008
#AEON Co., Ltd.	15,800	156,861
Aisin Seiki Co., Ltd.	5,100	134,578
Ajinomoto Co., Inc.	17,000	161,066
*Alfresa Holdings Corp.	400	16,530
#Amada Co., Ltd.	8,000	53,438
Asahi Kasei Corp.	30,000	149,115
Bank of Iwate, Ltd. (The)	300	16,811
Bank of Kyoto, Ltd. (The)	6,000	49,604
Canon Marketing Japan, Inc.	2,000	27,661
Chiba Bank, Ltd. (The)	10,000	60,355
Chugoku Bank, Ltd. (The)	3,400	43,467
Citizen Holdings Co., Ltd.	3,000	19,682
Coca-Cola West Co., Ltd.	1,000	16,683
Comsys Holdings Corp.	2,400	23,818
Cosmo Oil Co., Ltd.	10,000	21,711
Credit Saison Co., Ltd.	3,300	41,109
Dai Nippon Printing Co., Ltd.	18,000	246,828
Daicel Chemical Industries, Ltd.	10,000	60,200
Daishi Bank, Ltd. (The)	5,000	16,758
Daiwa House Industry Co., Ltd.	11,000	115,675
#*Fuji Electric Holdings Co., Ltd.	12,000	23,796
*Fuji Heavy Industries, Ltd.	19,000	89,260
*Fuji Television Network, Inc.	18	26,976
FUJIFILM Holdings Corp.	16,600	531,675
Fujikura, Ltd.	11,000	58,958
Fukuoka Financial Group, Inc.	25,000	91,529
Glory, Ltd.	1,200	26,369
Gunma Bank, Ltd. (The)	12,000	61,867
#Hachijuni Bank, Ltd. (The)	9,000	51,901
Hakuhodo Dy Holdings, Inc.	470	22,921
Higo Bank, Ltd. (The)	3,000	16,326
*Hitachi Capital Corp.	1,600	21,382
*Hitachi High-Technologies Corp.	1,500	30,012
Hitachi Transport System, Ltd.	2,000	26,467
*Hitachi, Ltd.	44,000	150,709
*Hitachi, Ltd. Sponsored ADR	7,660	262,355
Hokkoku Bank, Ltd. (The)	5,000	17,906
#House Foods Corp.	1,600	23,518
Hyakugo Bank, Ltd. (The)	4,000	18,301
Hyakujishi Bank, Ltd. (The)	3,000	11,249
Idemitsu Kosan Co., Ltd.	800	51,162
#Isetan Mitsukoshi Holdings, Ltd.	8,100	76,119
*Isuzu Motors, Ltd.	17,000	36,172
Iyo Bank, Ltd. (The)	3,000	24,761
#*J Front Retailing Co., Ltd.	12,000	57,148
Joyo Bank, Ltd. (The)	8,000	32,358
JS Group Corp.	4,848	85,563
JTEKT Corp.	7,000	79,068
Juroku Bank, Ltd.	5,000	19,561
Kagoshima Bank, Ltd. (The)	5,000	35,573
#Kajima Corp.	10,000	20,935
Kamigumi Co., Ltd.	4,000	30,067
Kandenko Co., Ltd.	3,000	19,108
Kaneka Corp.	8,000	51,596
#*Kawasaki Kisen Kaisha, Ltd.	26,000	91,829

1082

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kinden Corp.	2,000	$18,105
Kokuyo Co., Ltd.	2,000	15,279
Kyocera Corp.	3,700	334,874
Kyowa Hakko Kirin Co., Ltd.	6,000	62,527
Marui Group Co., Ltd.	6,000	36,623
#Maruichi Steel Tube, Ltd.	1,300	23,516
*Mazda Motor Corp.	34,000	92,233
Medipal Holdings Corp.	4,200	52,539
*Meiji Holdings Co., Ltd.	1,302	49,133
Mitsubishi Chemical Holdings Corp.	32,500	135,387
Mitsubishi Gas Chemical Co., Inc.	13,000	68,787
#Mitsubishi Heavy Industries, Ltd.	112,000	390,512
Mitsubishi Logistics Corp.	3,000	32,877
*Mitsubishi Materials Corp.	35,000	90,814
Mitsubishi Tanabe Pharma Corp.	8,000	113,331
Mitsui Chemicals, Inc.	14,000	37,431
*Mitsui O.S.K. Lines, Ltd.	13,000	81,036
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,850	221,519
*Mitsumi Electric Co., Ltd.	1,900	33,035
Mizuho Securities Co., Ltd.	13,000	38,301
Nagase & Co., Ltd.	2,000	23,231
Namco Bandai Holdings, Inc.	6,100	60,726
Nanto Bank, Ltd. (The)	3,000	16,278
*NEC Corp.	39,000	100,560
Nippon Express Co., Ltd.	27,000	113,161
Nippon Meat Packers, Inc.	5,000	63,022
Nippon Mining Holdings, Inc.	16,500	71,052
Nippon Oil Corp.	46,100	215,415
Nippon Paper Group, Inc.	2,000	52,216
#Nippon Sheet Glass Co., Ltd.	16,000	41,327
Nippon Shokubai Co., Ltd.	3,000	26,702
Nippon Television Network Corp.	190	25,881
*Nippon Yusen K.K.	25,000	86,313
Nishi-Nippon Bank, Ltd.	18,000	46,517
*Nissan Motor Co., Ltd.	55,200	448,711
Nisshin Steel Co., Ltd.	23,000	39,023
Nisshinbo Holdings, Inc.	3,000	26,057
NOK Corp.	2,200	32,703
NTN Corp.	7,000	30,261
#Obayashi Corp.	16,000	56,496
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	13,667
Oji Paper Co., Ltd.	27,000	113,337
#Onward Holdings Co., Ltd.	2,000	12,948
Ricoh Co., Ltd.	24,000	343,552
Rohm Co., Ltd.	2,400	161,714
San-in Godo Bank, Ltd. (The)	3,000	23,816
#Sapporo Hokuyo Holdings, Inc.	6,000	24,258
SBI Holdings, Inc.	128	24,335
Seiko Epson Corp.	2,300	38,346
Seino Holdings Co., Ltd.	2,000	13,357
Sekisui Chemical Co., Ltd.	11,000	74,313
Sekisui House, Ltd.	17,000	160,540
Seven & I Holdings Co., Ltd.	10,000	218,567
Shiga Bank, Ltd.	4,000	23,682
Shimachu Co., Ltd.	1,200	24,424
#Shimizu Corp.	13,000	49,351
#*Shinsei Bank, Ltd.	4,000	4,975
Shizuoka Bank, Ltd.	1,000	8,625
Showa Shell Sekiyu K.K.	3,100	24,437
SKY Perfect JSAT Holdings, Inc.	23	9,831
Sojitz Corp.	26,870	49,410

1083

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sompo Japan Insurance, Inc.	7,000	$45,624
Sony Corp.	6,800	226,791
Sony Corp. Sponsored ADR	27,600	917,148
Sumitomo Bakelite Co., Ltd.	9,000	48,738
Sumitomo Corp.	41,500	467,174
Sumitomo Electric Industries, Ltd.	17,000	222,049
Sumitomo Forestry Co., Ltd.	3,000	22,027
Sumitomo Rubber Industries, Ltd.	3,400	26,598
Sumitomo Trust & Banking Co., Ltd.	23,000	127,423
Suzuken Co., Ltd.	1,000	33,366
*Taiheiyo Cement Corp.	11,600	13,056
Taisei Corp.	32,000	61,886
Taisho Pharmaceutical Co., Ltd.	3,000	52,272
#Takashimaya Co., Ltd.	4,000	29,085
Teijin, Ltd.	24,000	72,780
Toda Corp.	4,000	13,603
*Tokuyama Corp.	9,000	47,756
*Tokyo Broadcasting System, Inc.	1,700	25,316
#Tokyo Steel Manufacturing Co., Ltd.	1,500	14,868
Tokyo Tatemono Co., Ltd.	5,000	19,785
#Toppan Printing Co., Ltd.	16,000	139,277
#*Tosoh Corp.	5,000	12,858
Toyo Seikan Kaisha, Ltd.	5,100	71,890
Toyota Auto Body Co., Ltd.	2,000	35,158
Toyota Tsusho Corp.	6,700	101,656
TV Asahi Corp.	9	14,593
UNY Co., Ltd.	5,300	40,601
Wacoal Corp.	2,000	23,481
Yamaguchi Financial Group, Inc.	7,000	69,361
Yamaha Corp.	5,000	59,371
#*Yamaha Motor Co., Ltd.	5,100	69,428
Yokohama Rubber Co., Ltd.	3,000	11,349

TOTAL JAPAN		11,811,819

NETHERLANDS — (4.0%)
*Aegon NV	41,089	245,530
#ArcelorMittal NV	28,380	1,098,671
ArcelorMittal NV ADR	3,900	150,852
*ING Groep NV	37,531	351,464
*ING Groep NV Sponsored ADR	15,968	150,099
Koninklijke DSM NV	5,062	235,929
Philips Electronics NV	35,190	1,062,674

TOTAL NETHERLANDS		3,295,219

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	18,504	75,094

NORWAY — (1.1%)
*DnB NOR ASA Series A	22,001	248,446
#*Marine Harvest ASA	72,000	64,319
#*Norsk Hydro ASA	25,500	184,936
Orkla ASA	32,950	297,140
*Storebrand ASA	10,400	72,708

TOTAL NORWAY		867,549

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA	23,860	25,780
Banco Espirito Santo SA	18,664	108,618

TOTAL PORTUGAL		134,398

1084

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.5%)
DBS Group Holdings, Ltd.	42,000	$423,160
Fraser & Neave, Ltd.	40,500	119,104
Overseas-Chinese Banking Corp., Ltd.	58,970	341,341
Singapore Airlines, Ltd.	17,800	174,140
Singapore Airport Terminal Services, Ltd.	12,994	22,812
United Industrial Corp., Ltd.	24,000	33,086
United Overseas Bank, Ltd.	6,000	76,910
UOL Group, Ltd.	12,400	32,860

TOTAL SINGAPORE		1,223,413

SPAIN — (4.4%)
Acciona SA	679	81,843
Banco de Sabadell SA	15,564	82,959
Banco Espanol de Credito SA	2,157	24,973
Banco Popular Espanol SA	18,312	138,769
Banco Santander SA	94,472	1,349,151
Banco Santander SA Sponsored ADR	43,874	617,746
Bankinter SA	1,073	9,578
Criteria Caixacorp SA	16,252	73,605
Fomento de Construcciones y Contratas SA	1,500	57,707
Gas Natural SDG SA	5,462	108,486
*Iberdrola Renovables SA	53,859	238,596
Repsol YPF SA	12,026	284,105
Repsol YPF SA Sponsored ADR	20,400	481,236
*Sacyr Vallehermoso SA	2,102	21,877

TOTAL SPAIN		3,570,631

SWEDEN — (2.4%)
#Nordea Bank AB	87,311	800,760
*Skandinaviska Enskilda Banken AB Series A	10,398	61,581
#SSAB AB Series A	5,533	89,431
#SSAB AB Series B	2,545	37,672
Svenska Cellulosa AB Series B	27,821	374,820
Svenska Handelsbanken AB Series A	6,950	181,093
#*Swedbank AB Series A	9,886	85,063
Tele2 AB Series B	5,506	77,568
Telefonaktiebolaget LM Erricson AB Sponsored ADR	12,870	124,582
TeliaSonera AB	20,848	140,237
Volvo AB Series A	982	8,238
Volvo AB Series B	3,148	26,516

TOTAL SWEDEN		2,007,561

SWITZERLAND — (6.3%)
#Adecco SA	3,259	175,598
Baloise Holding AG	3,031	251,301
Banque Cantonale Vaudoise SA	110	44,449
Credit Suisse Group AG	22,276	963,596
Credit Suisse Group AG Sponsored ADR	10,600	457,708
Givaudan SA	168	136,948
#*Holcim, Ltd.	9,324	638,468
Sulzer AG	1,080	90,751
Swatch Group AG (7184725)	783	204,684
Swatch Group AG (7184736)	652	32,789
Swiss Life Holding AG	1,200	150,946
Swiss Reinsurance Co., Ltd. AG	12,359	534,278
#*UBS AG	34,659	452,022
Valiant Holding AG	499	94,982
Zurich Financial Services AG	4,307	915,721

TOTAL SWITZERLAND		5,144,241

1085

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (17.2%)
Amlin P.L.C.	10,618	$65,690
*Anglo American P.L.C.	5,290	194,095
Associated British Foods P.L.C.	17,097	240,187
Aviva P.L.C.	102,064	625,061
Barclays P.L.C.	293	1,238
Barclays P.L.C. Sponsored ADR	33,200	568,052
BP P.L.C. Sponsored ADR	900	50,508
#*British Airways P.L.C.	30,103	98,139
Cable & Wireless P.L.C.	17,333	39,190
*Carnival P.L.C.	3,722	133,812
#*Carnival P.L.C. ADR	7,800	279,006
Carphone Warehouse Group P.L.C.	5,157	15,649
*easyJet P.L.C.	6,000	37,263
HSBC Holdings P.L.C. Sponsored ADR	35,225	1,884,890
International Power P.L.C.	65,914	336,518
Investec P.L.C.	14,100	95,249
*Kazakhmys P.L.C.	6,164	118,321
Kingfisher P.L.C.	103,078	347,213
Legal & General Group P.L.C.	193,719	232,700
#Lloyds Banking Group P.L.C. Sponsored ADR	11,300	36,838
Mondi P.L.C.	16,202	91,624
*Old Mutual P.L.C.	121,977	201,098
Pearson P.L.C.	13,810	195,561
Pearson P.L.C. Sponsored ADR	20,800	295,152
Rexam P.L.C.	41,102	195,698
*Royal Bank of Scotland Group P.L.C.	281,320	142,934
Royal Dutch Shell P.L.C. ADR	49,765	2,656,456
RSA Insurance Group P.L.C.	72,734	148,723
SABmiller P.L.C.	1,134	30,838
Sainsbury (J.) P.L.C.	50,094	257,640
Thomas Cook Group P.L.C.	36,223	130,790
Tomkins P.L.C. Sponsored ADR	1,700	20,281
Vodafone Group P.L.C.	672,985	1,437,763
Vodafone Group P.L.C. Sponsored ADR	60,025	1,288,136
Whitbread P.L.C.	5,835	130,481
William Morrison Supermarkets P.L.C.	97,778	449,850
*Wolseley P.L.C.	1,672	36,785
WPP P.L.C.	21,749	200,688
*Xstrata P.L.C.	46,073	747,593

TOTAL UNITED KINGDOM		14,057,710

TOTAL COMMON STOCKS		72,549,753

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.4%)
§@DFA Short Term Investment Fund LP	7,351,766	7,351,766
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $2,005,764) to be repurchased at $1,966,455	$1,966	1,966,435

TOTAL SECURITIES LENDING COLLATERAL		9,318,201

TOTAL INVESTMENTS — (100.0%) (Cost $91,201,893)##		$81,867,954

1086

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$4,373,518	—	$4,373,518
Austria	—	252,448	—	252,448
Belgium	—	589,290	—	589,290
Canada	$6,355,087	—	—	6,355,087
Denmark	—	1,115,959	—	1,115,959
Finland	—	643,265	—	643,265
France	29,244	6,541,258	—	6,570,502
Germany	2,284,049	3,525,239	—	5,809,288
Greece	—	128,187	—	128,187
Hong Kong	—	2,093,781	—	2,093,781
Ireland	393,514	—	—	393,514
Italy	369,024	1,668,255	—	2,037,279
Japan	1,179,503	10,632,316	—	11,811,819
Netherlands	300,951	2,994,268	—	3,295,219
New Zealand	—	75,094	—	75,094
Norway	—	867,549	—	867,549
Portugal	—	134,398	—	134,398
Singapore	—	1,223,413	—	1,223,413
Spain	2,448,133	1,122,498	—	3,570,631
Sweden	124,582	1,882,979	—	2,007,561
Switzerland	457,708	4,686,533	—	5,144,241
United Kingdom	7,079,319	6,978,391	—	14,057,710
Securities Lending Collateral	—	9,318,201	—	9,318,201

TOTAL	$21,021,114	$60,846,840	—	$81,867,954

1087

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.8%)
AUSTRALIA — (5.5%)
Adelaide Brighton, Ltd.	20,167	$43,839
#*AED Oil, Ltd.	4,139	2,145
#Alesco Corp., Ltd.	6,428	24,480
#*Alliance Resources, Ltd.	21,658	10,655
Amalgamated Holdings, Ltd.	5,533	27,332
*Andean Resources, Ltd.	22,721	47,408
APA Group, Ltd.	2,464	6,940
#APN News & Media, Ltd.	19,562	39,528
*Atlas Iron, Ltd.	10,206	17,373
Ausdrill, Ltd.	14,643	24,300
*Austar United Communications, Ltd.	47,280	53,202
Austereo Group, Ltd.	21,665	31,803
#*Australian Agricultural Co., Ltd.	18,400	20,528
Australian Infrastructure Fund	37,910	60,778
Australian Pharmaceutical Industries, Ltd.	21,680	12,321
*Australian Worldwide Exploration, Ltd.	10,509	24,194
*AVJennings, Ltd.	21,460	9,471
*AWB, Ltd.	49,343	46,104
Beach Petroleum, Ltd.	63,638	46,699
Bendigo Mining, Ltd.	12,000	2,550
#Boom Logistics, Ltd.	20,098	6,547
Bradken, Ltd.	8,097	42,806
#Cabcharge Australia, Ltd.	9,538	47,780
Campbell Brothers, Ltd.	4,779	120,659
#*Centamin Egypt, Ltd.	39,538	67,283
Centennial Coal Co., Ltd.	18,733	60,146
*Chemeq, Ltd.	5,304	389
*Citigold Corp., Ltd.	58,895	5,466
Clough, Ltd.	17,664	13,126
#*Coal of Africa, Ltd.	22,474	42,028
ConnectEast Group, Ltd.	116,274	42,819
Consolidated Media Holdings, Ltd.	9,138	24,256
Corporate Express Australia, Ltd.	5,746	20,185
Count Financial, Ltd.	11,804	14,186
#Crane Group, Ltd.	6,829	53,064
*Deep Yellow, Ltd.	47,823	10,775
*Elders, Ltd.	15,828	19,973
#Energy Developments, Ltd.	6,253	15,121
*Energy World Corp., Ltd.	50,545	13,521
Envestra, Ltd.	74,323	32,441
FKP Property Group, Ltd.	51,434	31,688
Fleetwood Corp., Ltd.	5,858	41,708
#Flight Centre, Ltd.	3,898	68,150
*Gindalbie Metals, Ltd.	18,113	15,102
Goodman Fielder, Ltd.	20,953	28,834
Graincorp, Ltd. Series A	7,364	37,250
GUD Holdings, Ltd.	3,179	26,136
Gunns, Ltd.	32,848	25,459
#GWA International, Ltd.	14,186	37,700
Healthscope, Ltd.	16,523	68,197
#Hills Industries, Ltd.	26,079	44,876
*Horizon Oil, Ltd.	65,914	18,762
iiNet, Ltd.	8,275	14,390
Imdex, Ltd.	13,781	7,945
Independence Group NL	5,844	21,430
Industrea, Ltd.	13,881	4,756
*Infigen Energy, Ltd.	14,000	16,419
Invocare, Ltd.	6,435	31,260

1088

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Ioof Holdings, Ltd.	13,685	$69,431
Iress Market Technology, Ltd.	6,392	44,033
iSOFT Group, Ltd.	71,546	42,917
#*Jabiru Metals, Ltd.	19,707	6,632
JB Hi-Fi, Ltd.	7,902	140,381
*Kagara, Ltd.	27,762	22,373
*Kimberley Metals, Ltd.	4,108	—
#Kingsgate Consolidated, Ltd.	8,435	68,743
*Linc Energy, Ltd.	12,969	17,700
*Lynas Corp., Ltd.	58,152	28,242
MacMahon Holdings, Ltd.	42,067	21,209
McMillan Shakespeare, Ltd.	6,700	17,745
*Medusa Mining, Ltd.	3,146	8,526
Mincor Resources NL	14,047	18,036
Monadelphous Group, Ltd.	6,085	68,693
Mortgage Choice, Ltd.	10,500	11,391
*Murchison Metals, Ltd.	8,000	15,487
*Novogen, Ltd.	884	463
Oakton, Ltd.	7,474	22,708
*Pacific Brands, Ltd.	43,040	41,584
*PanAust, Ltd.	126,168	52,007
Panoramic Resources, Ltd.	7,300	11,758
*Paperlinx, Ltd.	26,157	14,345
Peet, Ltd.	5,900	10,759
#Perpetual Trustees Australia, Ltd.	2,059	63,355
*Pharmaxis, Ltd.	13,796	32,214
#*Platinum Australia, Ltd.	19,490	17,320
*PMP, Ltd.	17,571	11,457
Premier Investments, Ltd.	3,174	22,495
Prime Media Group, Ltd.	5,377	3,525
Programmed Maintenance Service, Ltd.	1,045	3,026
*RCR Tomlinson, Ltd.	10,693	9,503
*Resolute Mining, Ltd.	14,432	12,488
Ridley Corp., Ltd.	33,330	32,674
*Riversdale Mining, Ltd.	13,000	84,996
*Roc Oil Co., Ltd.	19,451	11,424
#SAI Global, Ltd.	8,558	29,346
Salmat, Ltd.	12,046	41,949
#Seek, Ltd.	4,570	26,017
Select Harvests, Ltd.	2,641	10,404
Service Stream, Ltd.	21,994	5,807
Seven Network, Ltd.	6,465	38,176
Sigma Pharmaceuticals, Ltd.	73,664	60,644
#*Silex System, Ltd.	7,191	37,289
SMS Management & Technology, Ltd.	6,207	32,535
#Southern Cross Media Group	36,302	58,957
SP Telemedia, Ltd.	25,871	38,714
Spark Infrastructure Group, Ltd.	16,359	19,118
*Specialty Fashion Group, Ltd.	19,600	23,508
Spotless Group, Ltd.	14,680	34,896
*St. Barbara, Ltd.	57,998	12,726
Straits Resources, Ltd.	11,702	14,606
STW Communications Group, Ltd.	15,518	10,607
Sunland Group, Ltd.	14,139	9,391
Super Cheap Auto Group, Ltd.	6,900	29,138
*Tap Oil, Ltd.	12,796	12,027
#Tassal Group, Ltd.	7,976	12,855
Technology One, Ltd.	23,020	15,506
#*Ten Network Holdings, Ltd.	43,531	58,669
Thakral Holdings Group, Ltd.	87,685	27,542
#*Timbercorp, Ltd.	32,011	—

1089

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Tower Australia Group, Ltd.	34,290	$74,864
Transfield Services, Ltd.	10,600	33,363
#Transfield Services, Ltd. Infrastructure Fund	21,142	19,529
*Trust Co., Ltd.	659	3,834
UXC, Ltd.	14,132	8,659
Village Roadshow, Ltd.	11,681	21,612
*Virgin Blue Holdings, Ltd.	28,342	14,463
Watpac, Ltd.	6,117	7,575
#West Australian Newspapers Holdings, Ltd.	7,818	50,401
*Western Areas NL	7,047	25,717
WHK Group, Ltd.	9,562	9,764
Wotif.com Holdings, Ltd.	3,048	17,874

TOTAL AUSTRALIA		3,752,005

AUSTRIA — (1.4%)
Agrana Beteiligungs AG	319	30,500
Andritz AG	2,690	150,241
#*BWIN Interactive Entertainment AG	1,406	85,396
BWT AG	472	12,972
Constantia Packaging AG	275	14,521
#EVN AG	1,894	33,160
Flughafen Wien AG	543	25,302
*Intercell AG	2,073	68,719
Lenzing AG	50	16,602
#Mayr-Melnhof Karton AG	840	79,109
Oberbank AG	1,045	61,505
#Oesterreichischen Post AG	1,448	39,207
Palfinger AG	904	19,809
*RHI AG	833	22,726
Schoeller-Bleckmann Oilfield Equipment AG	838	43,841
Uniqa Versicherungen AG	4,388	70,803
*Wienerberger AG	6,853	128,162
*Zumtobel AG	2,862	61,228

TOTAL AUSTRIA		963,803

BELGIUM — (1.5%)
Ackermans & van Haaren NV	2,011	138,293
*Agfa-Gevaert NV	11,528	83,316
Banque Nationale de Belgique SA	20	96,773
*Barco NV	500	20,488
Bekaert SA	983	143,066
Compagnie d’Entreprises CFE	280	13,506
*Compagnie Immobiliere de Belgique SA	200	6,879
Compagnie Maritime Belge SA	1,500	45,080
#*Deceuninck NV	6,500	13,364
*D’Ieteren SA	185	79,465
Econocom Group SA	1,771	23,744
#Elia System Operator SA NV	1,000	37,907
Euronav SA	1,500	32,817
EVS Broadcast Equipment SA	477	30,714
Exmar NV	1,500	12,792
Ion Beam Applications SA	675	8,639
#*Melexis NV	1,058	10,413
Omega Pharma SA	1,200	57,975
*Option NV	3,168	3,491
Recticel SA	1,421	11,403
*Roularta Media Group NV	455	9,697
Sipef NV	460	25,152
#*Telenet Group Holding NV	2,829	81,390
Tessenderlo Chemie NV	1,459	46,396

1090

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Van De Velde NV	393	$17,156

TOTAL BELGIUM		1,049,916

CANADA — (7.7%)
Aastra Technologies, Ltd.	800	20,979
*Absolute Software Corp.	2,400	13,692
Aecon Group, Inc.	1,200	15,241
AGF Management, Ltd. Class B	5,044	75,807
Akita Drilling, Ltd.	1,200	11,021
*Alamos Gold, Inc.	3,100	33,051
*Altius Minerals Corp.	1,000	7,201
#*Anderson Energy, Ltd.	5,100	6,296
*Antrim Energy, Inc.	6,500	7,599
#*Anvil Mining, Ltd.	4,200	12,727
#Astral Media, Inc. Class A	3,600	114,170
*Atrium Innovations, Inc.	831	12,474
*ATS Automation Tooling System, Inc.	5,060	34,498
*Aurizon Mines, Ltd.	12,400	45,692
*AXIA NetMedia Corp.	4,000	6,696
*Ballard Power Systems, Inc.	3,700	8,166
#*Bankers Petroleum, Ltd.	13,466	75,185
*Birchcliff Energy, Ltd.	4,800	40,851
*Boralex, Inc. Class A	2,200	19,793
#*Breakwater Resources, Ltd.	18,500	6,921
CAE, Inc.	3,625	28,919
Calfrac Well Services, Ltd.	1,100	23,487
*Calvalley Petroleum, Inc.	3,100	6,755
Canaccord Capital, Inc.	2,200	20,164
Canada Bread Co., Ltd.	800	40,410
Canadian Western Bank	2,800	53,840
Canam Group, Inc. Class A	2,100	14,337
*Canfor Corp.	7,200	49,156
*Cangene Corp.	2,500	12,579
*Capstone Mining Corp.	9,200	22,371
#*Cardiome Pharma Corp.	2,500	12,766
Cascades, Inc.	3,900	29,070
*Catalyst Paper Corp.	24,005	6,062
CCL Industries, Inc. Class B	1,500	35,226
*Celestica, Inc.	16,300	159,151
*Celtic Exploration, Ltd.	1,500	28,099
#*Coalcorp Mining, Inc.	5,161	772
Cogeco Cable, Inc.	1,000	37,185
*COM DEV International, Ltd.	4,500	14,604
*Compton Petroleum Corp.	7,200	6,397
*Connacher Oil & Gas, Ltd.	18,200	20,426
*Consolidated Thompson Iron Mines, Ltd.	4,275	28,747
Corby Distilleries, Ltd.	900	13,021
*Corridor Resources, Inc.	2,900	11,798
Corus Entertainment, Inc. Class B	5,400	93,935
*Cott Corp.	3,000	24,325
*Crew Energy, Inc.	1,900	23,491
*Crystallex International Corp.	14,000	3,535
Dalsa Corp.	500	3,741
#*Denison Mines Corp.	13,884	18,438
*Descartes Systems Group, Ltd. (The)	5,100	30,144
#*Detour Gold Corp.	1,700	22,306
Dorel Industries, Inc. Class B	1,600	45,669
DundeeWealth, Inc.	4,400	58,680
*Eastern Platinum, Ltd.	39,900	44,033
Ensign Energy Services, Inc.	2,750	38,630
*Equinox Minerals, Ltd.	38,700	125,592

1091

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Equitable Group, Inc.	400	$7,721
*Etruscan Resources, Inc.	6,200	2,261
*Euro Goldfields, Ltd.	5,700	28,946
Evertz Technologies, Ltd.	3,700	52,874
*Fairborne Energy, Ltd.	600	2,750
#*First Uranium Corp.	4,800	8,619
*Flint Energy Services, Ltd.	2,500	26,841
*FNX Mining Co., Inc.	4,197	47,338
*Forsys Metals Corp.	2,500	9,516
Forzani Group, Ltd. Class A	2,300	32,029
*Fronteer Development Group, Inc.	9,497	37,837
*Galleon Energy, Inc. Class A	5,400	27,170
*Gammon Gold, Inc.	3,050	26,300
Gennum Corp.	1,400	6,023
*Glacier Media, Inc.	1,800	3,367
Gluskin Shef & Associates, Inc.	1,000	19,603
*Golden Star Resources, Ltd.	13,100	35,897
*Grande Cache Coal Corp.	3,400	16,599
#*Great Basin Gold, Ltd.	11,200	18,121
*Great Canadian Gaming Corp.	3,200	22,685
*Greystar Resources, Ltd.	2,300	10,755
Groupe Aeroplan, Inc.	12,000	124,686
*Hanfeng Evergreen, Inc.	2,400	16,071
Harry Winston Diamond Corp.	3,200	29,419
*Heroux-Devtek, Inc.	2,400	11,784
Home Capital Group, Inc.	1,400	51,195
*HudBay Minerals, Inc.	2,331	26,357
#*Imperial Metals Corp.	2,500	34,721
*Intermap Technologies, Ltd.	3,500	6,547
*International Forest Products, Ltd. Series A	3,600	14,881
International Royalty Corp.	5,100	34,199
*Intertape Polymer Group, Inc.	900	2,963
*Iteration Energy, Ltd.	7,378	8,349
#*Ivanhoe Energy, Inc.	10,100	29,754
*Jaguar Mining, Inc.	800	7,848
#*Jinshan Gold Mines, Inc.	9,700	24,494
*KAB Distribution, Inc.	1,612	1
#Kingsway Financial Services, Inc.	2,400	3,771
*Kirkland Lake Gold, Inc.	3,200	21,548
#*Labopharm, Inc.	2,500	6,523
#*Lake Shore Gold Corp.	9,700	28,576
#*Laramide Resources, Ltd.	1,600	2,110
Laurentian Bank of Canada	1,400	49,794
#Le Chateau, Inc.	1,200	15,510
Leon’s Furniture, Ltd.	2,400	23,568
Linamar Corp.	3,100	39,314
*MacDonald Dettweiler & Associates, Ltd.	1,700	61,927
Major Drilling Group International, Inc.	1,200	28,977
Maple Leaf Foods, Inc.	5,400	56,310
*Martinrea International, Inc.	3,500	27,005
*Maxim Power Corp.	1,300	4,122
*MDC Partners, Inc. Class A	1,500	12,766
*MDS, Inc.	8,500	62,881
#*Mega Uranium, Ltd.	2,800	1,650
Methanex Corp.	4,000	89,408
Mosaid Technologies, Inc.	1,000	19,808
*NGEx Resources, Inc.	528	351
*Norbord, Inc.	490	7,589
*North American Palladium, Ltd.	1,900	6,486
*Northgate Minerals Corp.	22,300	56,310
*NovaGold Resources, Inc.	1,450	7,594

1092

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Nuvista Energy, Ltd.	4,124	$48,443
*Osisko Mining Corp.	2,150	15,764
*Pacific Rubiales Energy Corp.	2,533	33,829
*Pan Amer Silver Corp.	1,850	39,050
*Paramount Resources, Ltd. Class A	2,300	32,803
Pason Systems, Inc.	3,100	33,341
#*Petrolifera Petroleum, Ltd.	1,200	1,032
*Petrominerales, Ltd.	1,400	29,748
Progress Energy Resources Corp.	6,600	85,243
*QLT, Inc.	5,800	26,579
*Quadra Mining, Ltd.	4,500	60,224
Quebecor, Inc. Class B	3,900	104,571
*Quest Capital Corp.	6,900	8,066
Reitmans Canada, Ltd.	4,500	67,926
#*Resverlogix Corp.	1,300	3,271
Richelieu Hardware, Ltd.	1,000	21,604
*RONA, Inc.	8,200	119,712
*Rubicon Minerals Corp.	8,300	33,068
#Russel Metals, Inc.	4,900	79,280
Samuel Manu-Tech, Inc.	1,800	7,744
Savanna Energy Services Corp.	2,900	18,443
*SEMAFO, Inc.	12,700	53,924
ShawCor, Ltd.	3,000	79,289
Sherritt International Corp.	5,937	34,092
#*Shore Gold, Inc.	15,000	12,345
*Sierra Wireless, Inc.	1,200	13,243
*Silver Standard Resources, Inc.	4,900	85,100
Silvercorp Metals, Inc.	8,700	45,971
*Stantec, Inc.	2,400	60,424
Stella-Jones, Inc.	700	16,674
*Storm Exploration, Inc.	2,700	32,094
*SunOpta, Inc.	3,300	9,567
#Superior Plus Corp.	4,400	55,306
*SXC Health Solutions Corp.	1,200	56,350
#*Tanzanian Royalty Exploration Corp.	3,400	13,292
*Taseko Mines, Ltd.	7,000	29,787
*Theratechnologies, Inc.	1,400	6,075
#*Thompson Creek Metals Co., Inc.	5,300	61,662
#*Timminco, Ltd.	6,400	7,003
Toromont Industries, Ltd.	1,500	38,200
#Torstar Corp. Class B	3,700	22,458
Transcontinental, Inc. Class A	3,600	42,052
*Transglobe Energy Corp.	4,200	14,926
Trican Well Service, Ltd.	5,100	65,917
Trinidad Drilling, Ltd.	4,100	26,841
TVA Group, Inc. Class B	1,200	15,196
*UEX Corp.	6,400	6,404
Uni-Select, Inc.	800	21,937
*Viterra, Inc.	—	—
*Vitran Corp., Inc.	1,100	9,742
*West Energy, Ltd.	6,000	23,792
West Fraser Timber Co., Ltd.	2,500	76,549
Western Financial Group, Inc.	3,800	9,986
*Westport Innovations, Inc.	2,900	36,099
Wi-LAN, Inc.	4,600	11,444
Winpak, Ltd.	2,400	18,787
*Xtreme Coil Drilling Corp.	1,900	10,040

TOTAL CANADA		5,268,649

DENMARK — (0.8%)
*Aktieselskabet Roskilde Bank A.S.	385	25

1093

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Alm. Brand A.S.	778	$13,458
*Amagerbanken A.S.	620	4,115
#Auriga Industries A.S. Series B	950	18,974
*Bang & Olufsen Holdings A.S.	2,970	36,579
#*Bavarian Nordic A.S.	200	6,344
*Bavarian Nordic A.S. I-10 Shares	100	3,194
*Capinordic A.S.	5,000	2,963
D/S Norden A.S.	1,106	48,332
*Dalhoff, Larson & Horneman A.S. Series B	1,100	3,582
*DFDS A.S.	384	27,847
East Asiatic Co., Ltd. A.S.	1,200	37,556
*Fionia Holding A.S.	750	—
#*GN Store Nord A.S.	9,970	60,767
#*Greentech Energy Systems A.S.	2,200	8,564
*NeuroSearch A.S.	1,221	18,891
*NKT Holding A.S.	1,142	66,417
*Nordjyske Bank A.S.	422	8,929
*Parken Sport & Entertainment A.S.	100	5,189
Per Aarsleff A.S. Series B	150	15,960
*Ringkjoebing Landbobank A.S.	188	22,128
#*Royal Unibrew A.S.	500	12,710
*Sanistal A.S. Series B	150	1,976
Schouw & Co. A.S.	1,700	29,934
SimCorp A.S.	200	35,646
*Sjaelso Gruppen A.S.	1,000	1,913
Solar Holdings A.S. Series B	75	4,856
*Spar Nord Bank A.S.	1,650	18,796
*Sparbank A.S.	225	4,432
Thrane & Thrane A.S.	400	10,362
*TK Development A.S.	1,700	9,045
*TopoTarget A.S.	14,000	7,329
*Vestjysk Bank A.S.	725	12,123

TOTAL DENMARK		558,936

FINLAND — (3.1%)
Ahlstrom Oyj	225	3,000
Alma Media Oyj	4,469	45,728
Amer Sports Oyj Series A	8,795	95,737
Aspo Oyj	2,350	22,133
#Cargotec Oyj Series B	300	8,510
Cramo Oyj	1,300	25,658
*Elcoteq SE	500	908
*Elektrobit Corp. Oyj	7,600	10,074
Elisa Oyj	8,708	189,883
*Finnair Oyj	3,800	20,126
#*Finnlines Oyj	2,099	22,914
Fiskars Oyj Abp Series A	3,740	61,591
F-Secure Oyj	5,200	20,374
Glaston Oyj Abp	4,200	6,924
HKScan Oyj Series A	1,550	19,281
Huhtamaki Oyj	4,350	58,315
KCI Konecranes Oyj	3,871	113,601
Kemira Oyj	4,600	71,505
Kesko Oyj	4,933	158,651
Lassila & Tikanoja Oyj	2,281	49,656
*Lemminkainen Oyj	500	16,309
#*M-Real Oyj Series B	6,143	14,576
Olvi Oyj Series A	639	24,204
Oriola-KD Oyj Series B	3,288	20,506
Orion Oyj Series A	3,616	79,253
Orion Oyj Series B	5,451	119,240

1094

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Outotec Oyj	956	$32,066
PKC Group Oyj	1,500	16,675
Pohjola Bank P.L.C.	8,736	89,512
Ponsse Oyj	1,180	11,987
Poyry Oyj	3,314	52,203
Raisio P.L.C.	4,000	15,731
#*Ramirent Oyj	2,800	27,923
Rapala VMC Oyj	1,900	13,434
Ruukki Group Oyj	13,258	38,124
Sanoma Oyj	6,024	133,350
Stockmann Oyj Abp Series A	1,299	42,619
#Stockmann Oyj Abp Series B	1,709	51,629
Tecnomen Lifetree Oyj	5,600	7,488
Tieto Oyj	3,912	87,074
#Uponor Oyj Series A	3,000	56,944
#Vacon Oyj	695	24,557
#Vaisala Oyj Series A	700	24,222
Yit Oyj	5,375	119,165

TOTAL FINLAND		2,123,360

FRANCE — (5.2%)
Ales Groupe SA	960	14,242
*ALTEN SA	2,004	57,323
#*Altran Technologies SA	5,342	31,678
April Group SA	1,417	43,420
Arkema SA	2,964	113,146
Assystem SA	808	9,568
#*Atari SA	88	511
#*Atos Origin SA	3,083	143,383
Beneteau SA	2,000	35,833
Boiron SA	712	30,290
#Bonduelle SA	272	32,547
*Bongrain SA	669	51,396
#Bourbon SA	2,621	101,768
*Bull SA	1,837	8,773
Canal Plus SA	2,031	16,821
Carbone Lorraine SA	1,018	34,845
*CEGID Group SA	250	6,572
*Club Mediterranee SA	800	13,711
#*Compagnie Generale de Geophysique-Veritas SA	8,856	216,592
*CS Communication & Systemes SA	321	3,532
Delachaux SA	516	27,285
Derichebourg SA	4,536	20,267
Electricite de Strasbourg SA	132	21,178
Entrepose Contracting SA	184	16,182
*Esso S.A.F.	197	26,089
Establissements Maurel et Prom SA	6,624	111,647
*Etam Developpement SA	525	13,518
Euler Hermes SA	711	57,576
#*Faurecia SA	2,080	43,727
Fimalac SA	506	26,873
Gaumont SA	129	7,867
GFI Informatique SA	1,729	6,834
GL Events SA	619	13,271
Groupe Crit SA	450	12,117
#Groupe Steria SCA	1,768	51,570
Guerbet SA	122	16,400
Guyenne et Gascogne SA	300	26,233
#Haulotte Group SA	1,014	8,948
Havas SA	26,436	115,522
Ingenico SA	2,416	57,186

1095

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Ipsos SA	1,795	$56,368
Laurent-Perrier SA	195	16,732
*Lisi SA	500	26,840
M6 Metropole Television SA	2,898	76,966
#*Manitou BF SA	1,600	22,180
Manutan International SA	508	28,151
Neopost SA	1,673	133,131
#Nexans SA	2,122	169,665
*Nexity SA	600	21,820
*NRJ Group SA	2,200	19,312
#Orpea SA	686	29,683
Pierre & Vacances SA	387	27,276
Plastic Omnium SA	372	12,180
Rallye SA	975	34,319
*Recylex SA	1,500	17,268
#Remy Cointreau SA	1,569	78,640
*Rexel SA	4,375	61,722
#Rubis SA	454	37,662
Saft Groupe SA	800	34,306
SAMSE SA	132	10,710
SEB SA	1,761	114,345
Sechilienne SA	1,311	44,344
Societe BIC SA	1,839	130,784
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	210	14,115
*Societe Industrielle D’Aviations Latecoere SA	468	3,705
#*Soitec SA	6,107	85,516
Somfy SA	212	39,531
Sopra Group SA	500	36,972
Sperian Protection SA	422	28,366
Stallergenes SA	534	42,567
Stef-TFE SA	287	17,062
Sucriere de Pithiviers Le Vieil SA	23	23,090
Teleperformance SA	2,889	94,297
#*Theolia SA	1,341	6,069
#Toupargel Groupe SA	390	8,828
#*Trigano SA	1,363	28,960
#*UbiSoft Entertainment SA	1,884	25,704
#*Valeo SA	1,459	47,924
Viel et Compagnie SA	3,926	16,840
#Vilmorin & Cie SA	268	30,198
Virbac SA	328	32,253
*VM Materiaux SA	186	11,635
#Zodiac Aerospace SA	2,571	108,094

TOTAL FRANCE		3,552,371

GERMANY — (5.4%)
*Aareal Bank AG	1,300	23,182
*Adlink Internet Media AG	1,033	5,589
*ADVA AG Optical Networking	1,887	6,428
#*Agennix AG	310	2,063
Aixtron AG	5,535	165,826
Aurubis AG	2,266	91,719
Baader Bank AG	2,200	10,231
*Balda AG	916	4,292
*Beate Uhse AG	2,550	2,407
Bechtle AG	929	24,210
Bilfinger Berger AG	3,397	245,495
Biotest AG	393	21,868
*Boewe Systec AG	249	2,049
Carl Zeiss Meditec AG	1,674	27,454
*Centrotec Sustainable AG	1,248	20,693

1096

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Cewe Color Holding AG	476	$15,060
Comdirect Bank AG	2,500	23,523
*Conergy AG	12,903	13,866
*Constantin Medien AG	3,300	8,431
CTS Eventim AG	679	32,544
*Curanum AG	2,004	7,325
Demag Cranes AG	707	22,392
*Deutz AG	4,400	20,566
Douglas Holding AG	1,917	85,098
*Drillisch AG	1,695	10,901
Duerr AG	500	10,794
DVB Bank SE	2,260	78,542
ElreingKlinger AG	1,426	32,351
*Evotec AG	4,738	12,364
Fielmann AG	1,004	79,722
*Freenet AG	1,478	18,664
Fuchs Petrolub AG	401	32,434
Gerresheimer AG	1,899	62,092
Gerry Weber International AG	963	30,599
GFK SE	1,560	57,176
Gildemeister AG	2,770	40,961
*Grammer AG	863	7,141
#Grenkeleasing AG	327	14,340
#*Heidelberger Druckmaschinen AG	4,176	29,819
Indus Holding AG	494	8,357
Interseroh SE	220	14,751
*IVG Immobilien AG	6,804	51,583
*Jenoptik AG	3,249	20,045
*Kloeckner & Co. SE	2,329	55,198
Kontron AG	2,224	24,496
#Krones AG	792	38,240
KSB AG	31	18,978
#*Kuka AG	1,166	18,620
KWS Saat AG	150	25,687
Lanxess AG	5,031	190,643
Leoni AG	1,605	36,035
*Manz Automation AG	20	1,668
#Medion AG	1,579	16,386
MLP AG	3,534	35,478
*Morphosys AG	1,083	25,299
MTU Aero Engines Holding AG	2,453	127,327
MVV Energie AG	364	15,669
*Nemetschek AG	707	15,648
#*Nordex AG	1,260	16,983
Pfeiffer Vacuum Technology AG	432	35,734
*Pfleiderer AG	3,100	27,408
*PNE Wind AG	4,299	12,528
*QSC AG	2,060	4,504
Rational AG	151	24,545
Renk AG	457	31,969
#*Repower Systems AG	62	10,983
Rheinmetall AG	1,941	123,013
Rhoen-Klinikum AG	7,370	180,459
*Roth & Rau AG	699	28,546
Sartorius AG	335	7,561
*Senator Entertainment AG	140	89
#*SGL Carbon SE	2,674	75,609
#*Singulus Technologies AG	700	3,949
Sixt AG	900	29,313
*Sky Deutschland AG	22,676	60,834
Software AG	1,603	182,306

1097

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Solon SE	370	$3,054
#Stada Arzneimittel AG	4,339	142,329
STINAG Stuttgarter Invest AG	1,000	27,261
Symrise AG	8,168	181,266
Takkt AG	1,500	17,924
*Technotrans AG	637	4,762
Tognum AG	2,339	40,742
#*Versatel AG	1,439	14,047
#Vossloh AG	800	81,824
#Wincor Nixdorf AG	1,480	100,166
Wirecard AG	3,775	47,932

TOTAL GERMANY		3,657,959

GREECE — (1.1%)
*Agricultural Bank of Greece S.A.	13,536	31,563
Alapis Holdings Industrial & Commercial S.A.	39,868	25,623
*Anek Lines S.A.	6,610	5,005
*Astir Palace Hotels S.A.	2,100	8,578
*Attica Bank S.A.	5,715	11,602
Bank of Greece S.A.	1,143	69,156
Ellaktor S.A.	9,312	57,211
EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	13,799
*Forthnet S.A.	5,680	8,558
Fourlis Holdings S.A.	2,390	29,093
*Frigoglass S.A.	750	7,211
GEK Terna S.A.	4,087	29,507
*Geniki Bank S.A.	11,248	10,570
*Halkor S.A.	2,770	4,403
Hellenic Exchanges S.A.	1,918	20,416
Heracles General Cement Co. S.A.	5,400	40,172
Iaso S.A.	3,087	13,711
*Intracom Holdings S.A.	5,500	7,914
J&P-Avax S.A.	3,100	8,438
*Lambrakis Press S.A.	6,399	15,601
Marfin Investment Group S.A.	9,260	25,570
Metka S.A.	1,850	23,374
Michaniki S.A.	3,160	3,934
Motor Oil (Hellas) Corinth Refineries S.A.	2,329	32,215
Mytilineos Holdings S.A.	4,200	25,442
S&B Industrial Minerals S.A.	1,349	8,432
*Sidenor Steel Products Manufacturing Co. S.A.	2,262	11,162
*Technical Olympic S.A.	6,875	3,892
Titan Cement Co. S.A.	3,511	99,558
*TT Hellenic Postbank S.A.	10,394	61,617
Viohalco S.A.	9,200	42,541

TOTAL GREECE		755,868

HONG KONG — (1.4%)
Alco Holdings, Ltd.	68,000	24,445
Allied Group, Ltd.	17,600	43,471
Asia Financial Holdings, Ltd.	54,874	19,475
*Asia Satellite Telecommunications Holdings, Ltd.	11,500	16,272
*Asia Standard International Group, Ltd.	24,940	4,194
*Associated International Hotels, Ltd.	28,000	60,669
Century City International Holdings, Ltd.	39,400	2,625
Champion Technology Holdings, Ltd.	60,804	2,037
Chen Hsong Holdings, Ltd.	30,000	9,314
Chevalier International Holdings, Ltd.	4,000	3,277
China Hong Kong Photo Products Holdings, Ltd.	90,000	6,115
*China Solar Energy Holdings, Ltd.	330,000	6,280
Chong Hing Bank, Ltd.	11,000	19,787

1098

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Chow Sang Sang Holdings, Ltd.	18,000	$20,335
City Telecom, Ltd.	32,239	17,486
Cross-Harbour Holdings, Ltd.	30,658	26,443
Daphne International Holdings, Ltd.	50,000	37,839
Dickson Concepts International, Ltd.	14,500	7,556
*Digitalhongong.com	329	19
DVN Holdings, Ltd.	68,000	6,128
Dynamic Holdings, Ltd.	20,000	4,498
*EganaGoldpfeil Holdings, Ltd.	85,130	—
Emperor International Holdings, Ltd.	86,000	16,323
*EPI (Holdings), Ltd.	7,132	152
*Extrawell Pharmaceutical Holdings, Ltd.	10,000	1,352
*Far East Consortium International, Ltd.	48,560	15,584
*Fountain Set Holdings, Ltd.	28,000	4,915
Fubon Bank Hong Kong, Ltd.	34,000	13,487
Giordano International, Ltd.	66,000	19,826
*Glorious Sun Enterprises, Ltd.	48,000	17,402
*Golden Resorts Group, Ltd.	244,000	12,282
*Goldin Properties Holdings, Ltd.	30,000	13,881
*Grande Holdings, Ltd.	28,000	2,454
Hang Ten Group Holdings, Ltd.	93	6
Harbour Centre Development, Ltd.	13,500	10,943
HKR International, Ltd.	34,533	12,821
Hung Hing Printing Group, Ltd.	29,815	9,017
Integrated Distribution Services Group, Ltd.	8,000	13,414
K Wah International Holdings, Ltd.	62,078	20,265
*Lai Sun Development Co., Ltd.	625,000	9,786
Liu Chong Hing Investment, Ltd.	18,000	16,287
*Lung Kee (Bermuda) Holdings, Ltd.	26,000	12,845
#*Melco International Development, Ltd.	32,000	12,873
Midland Holdings, Ltd.	34,000	28,406
Miramar Hotel & Investment Co., Ltd.	20,000	20,392
*Next Media, Ltd.	38,000	5,154
*Norstar Founders Group, Ltd.	56,000	—
*Pacific Century Premium Developments, Ltd.	60,000	17,845
Public Financial Holdings, Ltd.	24,000	11,844
*PYI Corp., Ltd.	169,839	7,802
Regal Hotels International Holdings, Ltd.	29,000	10,048
Road King Infrastructure, Ltd.	16,000	11,583
Sa Sa International Holdings, Ltd.	46,000	29,325
*Sea Holdings, Ltd.	38,000	16,278
*Shell Electric Holdings, Ltd.	3,725	768
Shell Electric Manufacturing Co., Ltd.	3,725	2,393
Shui On Construction & Materials, Ltd.	6,000	7,662
*Singamas Container Holdings, Ltd.	90,000	13,933
Smartone Telecommunications Holdings, Ltd.	18,000	16,584
Solomon Systech International, Ltd.	58,000	5,240
Tai Cheung Holdings, Ltd.	25,000	13,780
*TCC International Holdings, Ltd.	26,000	10,127
Texwinca Holdings, Ltd.	30,000	26,413
Transport International Holdings, Ltd.	4,800	13,766
Upbest Group, Ltd.	74,000	9,606
Varitronix International, Ltd.	20,009	6,448
Vitasoy International Holdings, Ltd.	56,000	37,908
*Vodone, Ltd.	4,000	1,034
*Vongroup, Ltd.	190,000	5,118
*Wai Kee Holdings, Ltd.	52,000	11,097
Wing On Co. International, Ltd.	18,000	24,001

TOTAL HONG KONG		938,735

1099

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	12,225	$11,151
C&C Group P.L.C.	14,715	59,296
DCC P.L.C. (0242493)	3,673	99,367
DCC P.L.C. (4189477)	862	24,954
FBD Holdings P.L.C.	1,308	11,005
Glanbia P.L.C.	12,578	46,106
Grafton Group P.L.C.	3,440	12,791
Greencore Group P.L.C.	7,524	14,057
*Independent News & Media P.L.C.	26,731	3,755
Irish Continental Group P.L.C.	1,483	29,110
*Irish Life & Permanent Group Holdings P.L.C.	4,180	17,798
*Kenmare Resources P.L.C.	27,736	10,298
*Kingspan Group P.L.C.	7,161	58,353
Paddy Power P.L.C. (0258810)	1,777	58,595
Paddy Power P.L.C. (4828974)	765	25,305
United Drug P.L.C.	18,067	54,854
*Waterford Wedgwood P.L.C.	70,325	—

TOTAL IRELAND		536,795

ITALY — (3.3%)
ACEA SpA	3,393	36,316
Acegas-APS SpA	1,710	9,452
*Actelios SpA	1,592	8,031
*Aedes SpA	2,841	816
*Amplifon SpA	2,320	10,774
Ansaldo STS SpA	2,808	54,425
Astaldi SpA	3,158	24,298
#*Autogrill SpA	4,927	59,867
Azimut Holding SpA	8,768	107,768
Banca Generali SpA	2,496	26,718
*Banca Intermobiliare SpA	5,000	22,691
Banca Piccolo Credito Valtellinese Scarl SpA	9,996	71,291
Banca Popolare dell’Etruria e del Lazio Scarl	2,881	15,646
*Banca Profilo SpA	12,870	10,601
Banco di Desio e della Brianza SpA	5,000	27,660
Benetton Group SpA	3,983	34,360
Brembo SpA	1,837	12,223
Bulgari SpA	9,945	81,350
Buzzi Unicem SpA	4,209	62,511
*C.I.R. SpA - Compagnie Industriali Riunite	17,000	39,593
*Caltagirone Editore SpA	3,000	7,808
*Carraro SpA	1,070	3,401
Cementir Holding SpA	2,366	10,171
*Class Editore SpA	3,300	3,033
Credito Artigiano SpA	3,415	8,939
Credito Bergamasco SpA	555	17,984
*Credito Emiliano SpA	5,091	35,869
#Danieli & Co. SpA	2,142	52,218
Davide Campari - Milano SpA	8,496	85,027
De Longhi SpA	8,000	33,463
DiaSorin SpA	1,751	62,309
ERG SpA	3,547	47,840
*Esprinet SpA	1,098	13,572
#*Fastweb SpA	679	16,988
#*Gemina SpA	34,444	28,688
#Geox SpA	3,764	24,254
Gewiss SpA	4,000	14,758
*Gruppo Coin SpA	2,813	17,951
#*Gruppo Editoriale L’Espresso SpA	7,849	22,417
Hera SpA	44,932	104,250
*Immsi SpA	8,658	9,908

1100

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Impregilo SpA	11,844	$38,397
*Indesit Co. SpA	2,500	30,749
Industria Macchine Automatique SpA	1,436	26,316
Intek SpA	16,174	7,217
*Interpump Group SpA	2,893	14,931
#Iride SpA	16,820	31,566
*Italmobiliare SpA	273	11,720
KME Group SpA	5,166	3,452
*Maire Tecnimont SpA	16,000	54,095
#*Mariella Burani SpA	427	1,493
Marr SpA	2,435	21,347
Milano Assicurazioni SpA	11,050	30,250
#*Mondadori (Arnoldo) Editore SpA	7,418	28,665
*Pirelli & Co. Real Estate SpA	20,170	12,652
*Pirelli & Co. SpA	157,079	91,176
*Premafin Finanziaria SpA	21,959	31,979
Prysmian SpA	6,170	111,980
Recordati SpA	9,617	69,290
SAES Getters SpA	616	4,968
Societa Iniziative Autostradali e Servizi SpA	5,499	51,355
#*Societe Cattolica di Assicurazoni Scrl SpA	2,483	76,550
*Sogefi SpA	3,015	8,204
Sol SpA	2,651	13,916
*Sorin SpA	10,530	17,784
#*Telecom Italia Media SpA	34,412	4,419
Tod’s SpA	1,030	67,747
Trevi Finanziaria SpA	999	16,261
Vianini Lavori SpA	3,006	18,648
Vittoria Assicurazioni SpA	2,848	14,824

TOTAL ITALY		2,249,190

JAPAN — (19.4%)
Achilles Corp.	6,000	8,553
Adeka Corp.	5,200	49,987
Aderans Holdings Co., Ltd.	2,400	25,864
Advan Co., Ltd.	2,000	12,761
Aeon Fantasy Co., Ltd.	1,152	12,916
*Ahresty Corp.	700	4,773
#Ai Holdings Corp.	3,200	9,637
Aica Kogyo Co., Ltd.	3,000	31,050
Aichi Bank, Ltd. (The)	600	43,343
Aichi Machine Industry Co., Ltd.	5,000	20,624
Aichi Steel Corp.	7,000	28,778
Aichi Tokei Denki Co., Ltd.	3,000	8,390
Aida Engineering, Ltd.	4,000	13,469
Aiphone Co., Ltd.	1,100	18,915
#*Akebono Brake Industry Co., Ltd.	4,000	21,872
Akita Bank, Ltd. (The)	15,000	59,984
Aloka Co., Ltd.	2,000	14,451
*Alpine Electronics, Inc.	2,900	33,498
Alps Logistics Co., Ltd.	1,000	9,289
#Amano Corp.	3,000	25,526
Ando Corp.	7,000	8,194
*Anritsu Corp.	5,000	19,491
#AOC Holdings, Inc.	1,800	11,062
*AOI Electronics Co., Ltd.	900	16,822
AOKI Holdings, Inc.	1,600	16,317
#Aomori Bank, Ltd. (The)	13,000	30,555
Aoyama Trading Co., Ltd.	3,200	44,385
Arakawa Chemical Industries, Ltd.	1,800	20,584
Ariake Japan Co., Ltd.	900	13,391

1101

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Arisawa Manufacturing Co., Ltd.	1,000	$6,443
Aronkasei Co., Ltd.	4,000	16,045
As One Corp.	990	17,721
Asahi Diamond Industrial Co., Ltd.	5,000	34,436
Asahi Holdings, Inc.	1,100	16,653
Asahi Kogyosha Co., Ltd.	3,000	12,064
Asahi Organic Chemicals Industry Co., Ltd.	3,000	7,082
#*Asahi Tec Corp.	80,000	18,411
#Asatsu-DK, Inc.	1,000	20,406
Ashimori Industry Co., Ltd.	3,000	3,976
ASKA Pharmaceutical Co., Ltd.	2,000	13,570
Asunaro Aoki Construction Co., Ltd.	4,000	21,711
Atsugi Co., Ltd.	15,000	18,730
#Avex Group Holdings, Inc.	1,300	10,794
Bando Chemical Industries, Ltd.	5,000	14,873
Bank of Iwate, Ltd. (The)	700	39,226
Bank of Nagoya, Ltd. (The)	8,000	31,088
Bank of Okinawa, Ltd. (The)	1,100	41,091
Bank of Saga, Ltd. (The)	6,000	17,002
Bank of the Ryukyus, Ltd.	4,000	44,665
Belluna Co., Ltd.	1,400	5,604
Best Denki Co., Ltd.	2,500	6,663
Bookoff Corp.	1,000	9,823
#CAC Corp.	1,700	11,786
*Calsonic Kansei Corp.	6,000	16,283
Canon Electronics, Inc.	1,500	32,159
Canon Finetech, Inc.	2,000	27,139
Cawachi, Ltd.	800	15,681
#*Cedyna Financial Corp.	3,886	7,465
Central Glass Co., Ltd.	11,000	45,234
Century Tokyo Leasing Corp.	3,469	41,132
*Chiba Kogyo Bank, Ltd. (The)	3,200	23,052
#Chiyoda Co., Ltd.	1,700	22,163
#Chofu Seisakusho Co., Ltd.	1,800	41,967
Chori Co., Ltd.	5,000	5,479
Chudenko Corp.	1,500	18,635
Chuetsu Pulp & Paper Co., Ltd.	8,000	13,424
*Chugai Mining Co., Ltd.	5,000	2,180
Chugai Ro Co., Ltd.	7,000	18,935
Chugoku Marine Paints, Ltd.	4,000	26,705
Chukyo Bank, Ltd. (The)	7,000	20,488
Chuo Spring Co., Ltd.	5,000	15,025
CKD Corp.	2,000	13,540
*Clarion Co., Ltd.	13,000	17,501
Cleanup Corp.	2,000	15,596
*CMK Corp.	2,000	15,321
Coca-Cola Central Japan Co., Ltd.	1,500	18,633
Cocakara Fine Holdings, Inc.	879	15,281
#Colowide Co., Ltd.	4,200	27,944
#*Columbia Music Entertainment, Inc.	3,000	1,143
Computer Engineering & Consulting, Ltd.	1,500	7,664
Corona Corp.	1,300	17,587
Cosel Co., Ltd.	1,600	20,930
#*CSK Holdings Corp.	1,058	4,803
Cybozu, Inc.	41	15,444
*Dai Nippon Toryo, Ltd.	11,000	10,971
Dai-Dan Co., Ltd.	3,000	15,782
Daido Metal Co., Ltd.	3,000	7,242
#*Daiei, Inc. (The)	3,400	11,708
#Daifuku Co., Ltd.	2,000	12,532
Daihen Corp.	11,000	44,467

1102

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiichi Jitsugyo Co., Ltd.	4,000	$9,951
Daiken Corp.	9,000	22,371
*Daiki Aluminium Industry Co., Ltd.	3,000	6,337
#Daiko Clearing Services Corp.	1,000	4,145
Daikoku Denki Co., Ltd.	900	16,829
#*Daikyo, Inc.	6,000	12,402
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	14,561
*Dainippon Screen Manufacturing Co., Ltd.	8,000	39,018
Daisan Bank, Ltd. (The)	7,000	18,586
#Daiseki Co., Ltd.	1,430	30,014
Daisyo Corp.	1,600	21,824
Daito Bank, Ltd. (The)	10,000	7,289
Daiwa Industries, Ltd.	3,000	13,560
#Daiwabo Holdings Co., Ltd.	8,000	16,472
DCM Japan Holdings Co., Ltd.	5,100	30,594
Denki Kogyo Co., Ltd.	3,000	13,887
Denyo Co., Ltd.	2,000	16,119
Descente, Ltd.	5,000	26,050
Doutor Nichires Holdings Co., Ltd.	2,212	27,926
DTS Corp.	1,200	11,557
DyDo Drinco, Inc.	500	16,591
eAccess, Ltd.	40	28,288
Eagle Industry Co., Ltd.	2,000	10,260
#Edion Corp.	1,600	16,640
Ehime Bank, Ltd. (The)	6,000	16,918
Eighteenth Bank, Ltd. (The)	6,000	16,873
Eiken Chemical Co., Ltd.	2,000	18,349
Eizo Nanao Corp.	600	14,901
Enplas Corp.	700	12,168
ESPEC Corp.	2,000	11,124
Exedy Corp.	1,400	30,872
#Fancl Corp.	2,700	54,004
#*FDK Corp.	7,000	9,945
#Foster Electric Co., Ltd.	2,000	61,359
France Bed Holdings Co., Ltd.	13,000	18,337
Fuji Co., Ltd.	1,500	28,876
Fuji Corp., Ltd.	3,000	11,109
*Fuji Fire & Marine Insurance Co., Ltd. (The)	13,000	14,313
*Fuji Kosan Co., Ltd.	6,000	4,440
#Fuji Kyuko Co., Ltd.	5,000	25,356
Fuji Soft, Inc.	2,700	43,257
#Fujibo Holdings, Inc.	4,000	6,906
Fujicco Co., Ltd.	1,400	16,717
Fujikura Kasei Co., Ltd.	2,000	9,895
Fujita Kanko, Inc.	5,000	19,418
Fujitsu Frontech, Ltd.	2,000	15,356
Fujitsu General, Ltd.	6,000	21,950
#*Fujiya Co., Ltd.	10,000	20,255
Fukuda Corp.	3,000	5,203
Fukui Bank, Ltd. (The)	12,000	38,759
*Fukushima Bank, Ltd.	14,000	7,891
#Fukuyama Transporting Co., Ltd.	7,000	33,110
Furukawa Co., Ltd.	18,000	20,086
Furusato Industries, Ltd.	1,000	5,517
Fuso Pharmaceutical Industries, Ltd.	5,000	16,824
Futaba Corp.	1,200	20,672
Future Architect, Inc.	26	10,376
Fuyo General Lease Co., Ltd.	1,000	22,594
#Gakken Holdings Co., Ltd.	3,000	7,487
Gecoss Corp.	3,500	14,503
GEO Co., Ltd.	18	18,787

1103

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
GLOBERIDE, Inc.	10,000	$11,123
GMO Internet, Inc.	1,500	6,020
Godo Steel, Ltd.	6,000	12,493
#Gulliver International Co., Ltd.	220	12,730
*Gun Ei Chemical Industry Co., Ltd.	7,000	16,231
Gunze, Ltd.	9,000	32,474
Hakuto Co., Ltd.	1,400	12,142
Hanwa Co., Ltd.	10,000	36,752
Happinet Corp.	900	10,954
Harashin Narus Holdings Co., Ltd.	1,200	13,483
Haruyama Trading Co., Ltd.	1,400	5,580
Heiwado Co., Ltd.	2,500	32,531
Hibiya Engineering, Ltd.	3,000	26,587
Higashi-Nippon Bank, Ltd.	4,000	7,625
Hikari Tsushin, Inc.	1,400	24,083
HIS Co., Ltd.	700	13,524
#Hitachi Cable, Ltd.	10,000	29,543
#Hitachi Koki Co., Ltd.	2,900	30,906
Hitachi Kokusai Electric, Inc.	4,320	39,239
Hitachi Medical Corp.	2,000	16,928
#*Hitachi Zosen Corp.	34,500	49,979
Hodogaya Chemical Co., Ltd.	4,000	13,374
Hogy Medical Co., Ltd.	1,100	53,537
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	14,974
Hokkaido Gas Co., Ltd.	4,000	10,684
Hokkan Holdings, Ltd.	6,000	14,415
Hokuetsu Bank, Ltd. (The)	7,000	11,274
#Hokuetsu Kishu Paper Co., Ltd.	7,000	34,971
Hokuriku Electric Industry Co., Ltd.	4,000	6,732
Hokuto Corp.	1,000	21,022
#Hosiden Corp.	2,400	28,462
*Howa Machinery, Ltd.	5,000	2,708
*Ichikoh Industries, Ltd.	4,000	6,753
Ichiyoshi Securities Co., Ltd.	2,000	12,601
Icom, Inc.	700	16,662
#Iino Kaiun Kaisha, Ltd.	7,300	35,927
Imperial Hotel, Ltd.	550	9,695
#*Impress Holdings, Inc.	3,100	7,004
Inaba Denki Sangyo Co., Ltd.	1,000	23,530
Inaba Seisakusho Co., Ltd.	1,200	11,674
Inabata & Co., Ltd.	4,000	16,049
Inageya Co., Ltd.	2,000	20,825
Ines Corp.	3,600	27,390
Inui Steamship Co., Ltd.	1,500	10,892
*Invoice, Inc.	311	4,673
#*Iseki & Co., Ltd.	14,000	40,509
*Ishihara Sangyo Kaisha, Ltd.	24,000	18,286
Itochu Enex Co., Ltd.	4,000	16,897
Itochu-Shokuhin Co., Ltd.	600	20,138
Itoham Foods, Inc.	5,000	18,172
Itoki Corp.	3,000	5,886
*Iwasaki Electric Co., Ltd.	4,000	6,862
#Iwatani International Corp.	11,000	30,274
*Iwatsu Electric Co., Ltd.	3,000	2,410
Izumiya Co., Ltd.	7,000	30,126
Jamco Corp.	2,000	10,230
*Janome Sewing Machine Co., Ltd.	14,000	8,181
Japan Aviation Electronics Industry, Ltd.	2,000	14,319
Japan Business Computer Co., Ltd.	2,000	12,566
Japan Cash Machine Co., Ltd.	1,700	14,308
Japan Digital Laboratory Co., Ltd.	2,300	26,914

1104

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Japan Medical Dynamic Marketing, Inc.	770	$2,099
Japan Pulp & Paper Co., Ltd.	5,000	16,856
*Japan Radio Co., Ltd.	7,000	13,425
Japan Transcity Corp.	3,000	8,475
Japan Vilene Co., Ltd.	3,000	13,700
Japan Wool Textile Co., Ltd. (The)	6,000	44,020
Jeol, Ltd.	5,000	18,302
J-Oil Mills, Inc.	6,000	18,809
#Joshin Denki Co., Ltd.	2,000	16,694
JSP Corp.	1,900	23,976
#*Juki Corp.	7,000	7,225
*JVC Kenwood Holdings, Inc.	69,700	31,517
#Kadokawa Holdings, Inc.	700	16,818
#Kaga Electronics Co., Ltd.	900	9,360
Kagawa Bank, Ltd. (The)	3,000	10,411
#Kakaku.com, Inc.	14	51,400
Kaken Pharmaceutical Co., Ltd.	7,000	59,199
*Kamagai Gumi Co., Ltd.	8,000	5,121
Kameda Seika Co., Ltd.	1,200	21,903
Kamei Corp.	2,000	9,302
Kanaden Corp.	3,000	15,161
Kanagawa Chuo Kotsu Co., Ltd.	4,000	22,534
Kanamoto Co., Ltd.	2,000	8,910
*Kanematsu Corp.	11,025	8,666
Kanto Auto Works, Ltd.	2,900	23,503
#Kanto Denka Kogyo Co., Ltd.	4,000	27,498
Kanto Natural Gas Development Co., Ltd.	2,000	10,518
*Kanto Tsukuba Bank, Ltd. (The)	1,700	4,938
Kato Sangyo Co., Ltd.	2,000	34,723
Kato Works Co., Ltd.	4,000	6,554
*Kawada Technologies, Inc.	200	3,207
Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	6,183
#*Kayaba Industry Co., Ltd.	16,000	52,098
Keihin Corp.	1,200	18,572
#Keiyo Co., Ltd.	2,000	8,865
*Kenedix, Inc.	15	4,598
Kentucky Fried Chicken Japan, Ltd.	1,000	18,576
#Key Coffee, Inc.	1,400	24,429
#*Kinki Nippon Tourist Co., Ltd.	6,000	4,833
Kintetsu World Express, Inc.	1,200	30,753
Kirayaka Bank, Ltd.	10,000	8,750
Kisoji Co., Ltd.	1,200	25,564
#*Kitagawa Iron Works Co., Ltd.	7,000	7,019
Kita-Nippon Bank, Ltd. (The)	400	11,542
Kitz Corp.	4,000	19,945
Kiyo Holdings, Inc.	48,000	59,517
Koa Corp.	1,500	15,424
Koatsu Gas Kogyo Co., Ltd.	4,000	23,840
Kohnan Shoji Co., Ltd.	2,000	22,450
Koike Sanso Kogyo Co., Ltd.	4,000	11,665
#Kojima Co., Ltd.	2,300	14,088
Kokuyo Co., Ltd.	5,900	45,073
Komatsu Seiren Co., Ltd.	4,000	15,752
Komeri Co., Ltd.	800	20,437
Komori Corp.	3,200	36,065
Konaka Co., Ltd.	1,760	6,220
Konishi Co., Ltd.	2,000	18,929
#Kosei Securities Co., Ltd.	4,000	4,229
Kurabo Industries, Ltd.	13,000	20,194
#Kureha Corp.	12,000	58,579
*Kurimoto, Ltd.	11,000	10,131

1105

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kuroda Electric Co., Ltd.	1,200	$16,988
Kyoden Co., Ltd.	3,000	3,916
Kyodo Printing Co., Ltd.	9,000	24,033
Kyodo Shiryo Co., Ltd.	5,000	6,360
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	7,895
#Kyokuyo Co., Ltd.	9,000	18,534
Kyosan Electric Manufacturing Co., Ltd.	5,000	23,063
Kyowa Exeo Corp.	4,000	35,193
Kyudenko Corp.	3,000	18,062
Life Corp.	2,000	33,793
Macnica, Inc.	800	13,266
Maeda Corp.	6,000	16,389
Maeda Road Construction Co., Ltd.	6,000	44,462
Maezawa Kaisei Industries Co., Ltd.	1,200	11,392
Maezawa Kyuso Industries Co., Ltd.	1,200	17,201
#*Makino Milling Machine Co., Ltd.	4,000	18,463
#Mandom Corp.	800	22,179
Mars Engineering Corp.	700	16,879
#Marubun Corp.	1,900	10,944
Marudai Food Co., Ltd.	5,000	15,301
#Maruetsu, Inc. (The)	5,000	21,274
Maruha Nichiro Holdings, Inc.	22,525	31,287
Marukyu Co., Ltd.	2,000	21,571
Marusan Securities Co., Ltd.	6,000	33,729
Maruwa Co., Ltd.	700	15,988
#*Maruyama Manufacturing Co., Inc.	3,000	5,219
*Maruzen Co., Ltd.	4,000	2,788
Maruzen Showa Unyu Co., Ltd.	6,000	19,214
#Matsuda Sangyo Co., Ltd.	1,225	22,253
*Matsuya Co., Ltd.	2,000	16,955
Matsuya Foods Co., Ltd.	1,000	14,875
Max Co., Ltd.	2,000	19,228
Maxvalu Tokai Co., Ltd.	1,000	12,292
#Megachips Corp.	1,900	27,071
#*Megmilk Snow Brand Co., Ltd.	1,300	18,766
#Meitec Corp.	800	13,755
#Meito Sangyo Co., Ltd.	1,200	16,608
*Meiwa Estate Co., Ltd.	1,700	8,013
*Meiwa Trading Co., Ltd.	3,000	6,063
Melco Holdings, Inc.	1,400	35,006
Michinoku Bank, Ltd. (The)	5,000	9,722
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	23,623
Mimasu Semiconductor Industry Co., Ltd.	1,219	14,520
*Minato Bank, Ltd. (The)	21,000	25,556
Ministop Co., Ltd.	1,500	17,681
*Misawa Homes Co., Ltd.	2,000	7,307
#Misawa Resort Co., Ltd.	4,000	6,955
Mitani Corp.	1,200	6,971
*Mitsubishi Cable Industries, Ltd.	14,000	11,392
Mitsubishi Paper Mills, Ltd.	13,000	15,362
*Mitsubishi Steel Manufacturing Co., Ltd.	5,000	8,717
Mitsuboshi Belting, Ltd.	5,000	20,325
*Mitsui High-Tec, Inc.	3,300	26,389
Mitsui-Soko Co., Ltd.	10,000	35,651
Mitsuuroko Co., Ltd.	3,000	21,016
#Miura Co., Ltd.	2,000	51,383
Miyazaki Bank, Ltd. (The)	6,000	18,542
Mizuno Corp.	9,000	42,910
Modec, Inc.	800	15,409
Morinaga & Co., Ltd.	16,000	34,861
Morinaga Milk Industry Co., Ltd.	14,000	56,147

1106

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Morita Holdings Corp.	4,000	$17,646
Mos Food Services, Inc.	2,000	33,148
Moshi Moshi Hotline, Inc.	1,000	17,781
Nachi-Fujikoshi Corp.	13,000	36,736
Nagano Bank, Ltd. (The)	6,000	12,021
#Nagatanien Co., Ltd.	2,000	18,895
Nakamuraya Co., Ltd.	3,000	15,550
Nakayama Steel Works, Ltd.	5,000	6,793
*NEC Electronics Corp.	2,300	19,168
NEC Fielding, Ltd.	1,200	17,452
NEC Mobiling, Ltd.	1,100	28,718
Net One Systems Co., Ltd.	31	34,931
*Netmarks, Inc.	7	1,216
New Japan Radio Co., Ltd.	3,000	6,221
Nichia Steel Works, Ltd.	4,000	10,607
*Nichias Corp.	4,000	14,722
Nichicon Corp.	1,900	21,597
#Nichii Gakkan Co.	1,600	14,809
Nichireki Co., Ltd.	2,000	7,361
Nidec Copal Corp.	1,800	26,412
Nidec Sankyo Corp.	3,000	26,231
#Nidec Tosok Corp.	1,600	22,262
Nifco, Inc.	2,000	43,516
#Nihon Dempa Kogyo Co., Ltd.	600	12,566
Nihon Eslead Corp.	1,000	7,960
Nihon Kohden Corp.	2,000	31,721
#Nihon Nohyaku Co., Ltd.	5,000	26,352
Nihon Parkerizing Co., Ltd.	2,000	25,319
Nikkiso Co., Ltd.	4,000	22,676
Nippo Corp.	4,000	27,250
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	13,388
#Nippon Carbon Co., Ltd.	5,000	14,183
#Nippon Ceramic Co., Ltd.	1,000	11,914
Nippon Chemical Industrial Co., Ltd.	2,000	4,597
*Nippon Chemi-Con Corp.	5,000	18,437
#Nippon Chemiphar Co., Ltd.	3,000	8,562
Nippon Coke & Engineering Co., Ltd.	12,500	13,833
Nippon Concrete Industries Co., Ltd.	3,000	4,306
#Nippon Denko Co., Ltd.	6,000	36,428
Nippon Densetsu Kogyo Co., Ltd.	2,000	15,343
Nippon Denwa Shisetu Co., Ltd.	5,000	15,059
Nippon Filcon Co., Ltd.	2,000	9,906
Nippon Flour Mills Co., Ltd.	8,000	39,438
Nippon Gas Co., Ltd.	2,000	30,746
Nippon Kasei Chemical Co., Ltd.	5,000	9,283
*Nippon Kinzoku Co., Ltd.	3,000	4,821
Nippon Koei Co., Ltd.	5,000	15,747
Nippon Konpo Unyu Soko Co., Ltd.	4,000	42,577
#Nippon Koshuha Steel Co., Ltd.	10,000	9,690
*Nippon Light Metal Co., Ltd.	31,000	30,302
Nippon Metal Industry Co., Ltd.	8,000	12,336
*Nippon Pillar Packing Co., Ltd.	2,000	10,454
*Nippon Piston Ring Co., Ltd.	7,000	7,035
Nippon Seiki Co., Ltd.	1,000	11,009
Nippon Shinyaku Co., Ltd.	3,000	34,215
Nippon Signal Co., Ltd.	3,000	28,628
Nippon Soda Co., Ltd.	8,000	29,581
#Nippon Suisan Kaisha, Ltd.	10,500	30,479
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	21,262
Nippon Thompson Co., Ltd.	3,000	17,014
Nippon Valqua Industries, Ltd.	6,000	11,122

1107

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nippon Yakin Kogyo Co., Ltd.	4,000	$14,951
#Nipro Corp.	1,000	21,031
*NIS Group Co., Ltd.	2,639	788
Nishimatsu Construction Co., Ltd.	11,000	12,731
Nissan Shatai Co., Ltd.	3,000	25,461
Nissei Corp.	1,000	7,161
Nissen Holdings Co., Ltd.	1,600	4,951
Nisshin Fudosan Co., Ltd.	1,400	5,878
Nisshin Oillio Group, Ltd. (The)	10,000	53,450
Nittan Valve Co., Ltd.	2,000	6,247
Nittetsu Mining Co., Ltd.	3,000	13,258
Nitto Boseki Co., Ltd.	18,000	39,667
Nitto Electric Works, Ltd.	3,000	30,631
Nitto Seiko Co., Ltd.	3,000	7,654
NOF Corp.	7,000	28,541
Nomura Co., Ltd.	4,000	10,305
Noritake Co., Ltd.	8,000	20,969
Noritsu Koki Co., Ltd.	1,200	8,056
Noritz Corp.	2,600	32,572
NS Solutions Corp.	1,400	21,524
#NSD Co., Ltd.	2,400	25,596
Oenon Holdings, Inc.	5,000	9,433
Oiles Corp.	1,728	23,668
Oita Bank, Ltd. (The)	10,000	35,625
Okabe Co., Ltd.	4,000	13,824
Okamoto Industries, Inc.	6,000	22,939
Okamura Corp.	3,000	15,073
Okasan Securities Group, Inc.	10,000	47,535
Okinawa Electric Power Co., Ltd.	877	47,616
#*OKK Corp.	5,000	4,083
Okumura Corp.	4,000	14,544
*Okura Industrial Co., Ltd.	4,000	11,618
Okuwa Co., Ltd.	2,000	19,824
Olympic Corp.	1,800	12,364
Ono Sokki Co., Ltd.	3,000	12,368
Onoken Co., Ltd.	2,000	14,695
Organo Corp.	4,000	25,708
Origin Electric Co., Ltd.	3,000	13,042
#Osaki Electric Co., Ltd.	3,000	28,863
OSG Corp.	2,000	21,865
Pacific Industrial Co., Ltd.	4,000	20,862
PanaHome Corp.	4,000	25,257
Paramount Bed Co., Ltd.	1,700	34,117
Parco Co., Ltd.	2,000	15,549
Paris Miki Holdings, Inc.	1,000	8,719
*Pasco Corp.	1,000	1,820
*Penta-Ocean Construction Co., Ltd.	18,000	18,705
#Pigeon Corp.	1,300	51,167
Piolax, Inc.	1,000	17,075
Press Kogyo Co., Ltd.	9,000	16,367
*Prima Meat Packers, Ltd.	5,000	5,207
*Raito Kogyo Co., Ltd.	2,400	5,303
*Rasa Industries, Ltd.	3,000	2,991
*Renown, Inc.	3,000	5,269
Resorttrust, Inc.	1,008	12,517
Rheon Automatic Machinery Co., Ltd.	2,000	4,906
*Rhythm Watch Co., Ltd.	10,000	15,614
Ricoh Leasing Co., Ltd.	1,000	22,705
*Right On Co., Ltd.	1,125	8,591
Riken Corp.	7,000	24,210
Riken Technos Corp.	5,000	12,808

1108

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Riken Vitamin Co., Ltd.	2,000	$53,249
#Ringer Hut Co., Ltd.	1,800	24,421
#RISA Partners, Inc.	19	11,318
Rock Field Co., Ltd.	300	4,035
Roland Corp.	2,000	17,152
Roland DG Corp.	900	12,107
Round One Corp.	1,200	7,852
Royal Co., Ltd.	2,000	20,058
*Ryobi, Ltd.	11,000	27,173
Ryoden Trading Co., Ltd.	3,000	14,690
Ryosan Co., Ltd.	2,100	50,459
Ryoshoku, Ltd.	1,100	28,233
Ryoyo Electro Corp.	2,000	16,934
S Foods, Inc.	2,000	17,759
*Sagami Chain Co., Ltd.	2,000	15,288
*Sagami Co., Ltd.	3,000	4,483
Saibu Gas Co., Ltd.	24,000	66,712
Saizeriya Co., Ltd.	1,700	31,907
Sakata INX Corp.	3,000	12,331
Sakata Seed Corp.	2,000	25,655
Sala Corp.	4,000	24,159
San-Ai Oil Co., Ltd.	4,000	15,266
*Sanden Corp.	7,000	19,435
Sanei-International Co., Ltd.	500	5,418
Sankei Building Co., Ltd.	2,000	12,319
Sanken Electric Co., Ltd.	3,000	8,432
Sanki Engineering Co., Ltd.	5,000	33,651
Sankyo Seiko Co., Ltd.	4,000	11,682
*Sankyo-Tateyama Holdings, Inc.	16,000	19,841
Sanoh Industrial Co., Ltd.	3,000	19,182
#Sanrio Co., Ltd.	2,100	16,282
Sanshin Electronics Co., Ltd.	2,000	15,214
*Sansui Electric Co., Ltd.	28,000	1,538
Sanwa Holdings Corp.	5,000	13,595
Sanyo Chemical Industries, Ltd.	7,000	39,482
Sanyo Denki Co., Ltd.	4,000	13,302
#Sanyo Shokai, Ltd.	4,000	12,756
Sanyo Special Steel Co., Ltd.	6,000	22,872
#Sasebo Heavy Industries Co., Ltd.	7,000	15,545
Sato Corp.	2,100	23,275
Sato Shoji Corp.	2,000	9,970
Satori Electric Co., Ltd.	1,000	5,787
*Saxa Holdings, Inc.	4,000	5,866
*Secom Joshinetsu Co., Ltd.	900	19,139
Secom Techno Service Co., Ltd.	500	13,619
*Seika Corp.	8,000	17,039
#Seikagaku Corp.	1,700	17,461
#Seiko Holdings Corp.	3,307	5,652
Seiren Co., Ltd.	2,000	12,179
Sekisui Jushi Co., Ltd.	2,000	16,636
Sekisui Plastics Co., Ltd.	7,000	32,954
#Senko Co., Ltd.	6,000	22,400
Senshu Electric Co., Ltd.	1,000	9,896
Senshukai Co., Ltd.	3,000	16,316
#*Shibaura Mechatronics Corp.	4,000	15,067
#Shibusawa Warehouse Co., Ltd.	6,000	19,073
Shibuya Kogyo Co., Ltd.	2,100	17,207
Shikibo, Ltd.	9,000	13,101
Shikoku Bank, Ltd.	10,000	31,434
Shikoku Chemicals Corp.	3,000	16,312
#Shima Seiki Manufacturing Co., Ltd.	1,200	22,997

1109

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shimachu Co., Ltd.	800	$16,283
#Shimizu Bank, Ltd.	400	16,085
Shinagawa Refractories Co., Ltd.	5,000	10,110
#*Shindengen Electric Manufacturing Co., Ltd.	3,000	8,086
Shin-Etsu Polymer Co., Ltd.	5,000	31,448
Shinkawa, Ltd.	1,000	15,363
Shinko Plantech Co., Ltd.	3,000	32,106
Shinko Shoji Co., Ltd.	2,000	16,567
Shinmaywa Industries, Ltd.	5,000	15,512
#Shinnihon Corp.	4,000	6,415
*Shiroki Co., Ltd.	7,000	17,189
Shizuoka Gas Co., Ltd.	3,000	19,920
Sho-Bond Corp.	2,000	33,712
#Shobunsha Publications, Inc.	1,300	8,099
#Shochiku Co., Ltd.	4,000	36,852
Showa Corp.	1,400	7,781
Showa Sangyo Co., Ltd.	10,000	32,666
Siix Corp.	2,400	25,879
Sinanen Co., Ltd.	3,000	12,603
Sinfonia Technology Co., Ltd.	6,000	13,058
#SMK Corp.	5,000	25,670
Sohgo Security Services Co., Ltd.	2,400	27,681
SRA Holdings, Inc.	1,000	8,899
SSP Co., Ltd.	4,000	22,964
Star Micronics Co., Ltd.	2,000	19,000
Starzen Corp.	4,000	10,439
#Stella Chemifa Corp.	900	46,488
Sumida Corp.	1,100	8,756
*Suminoe Textile Co., Ltd.	5,000	8,616
*Sumiseki Holdings, Inc.	2,300	2,535
Sumisho Computer Systems Corp.	1,100	15,388
#*Sumitomo Light Metal Industries, Ltd.	11,000	9,333
*Sumitomo Mitsui Construction Co., Ltd.	9,660	7,776
Sumitomo Osaka Cement Co., Ltd.	18,000	26,143
Sumitomo Pipe & Tube Co., Ltd.	3,000	15,651
Sumitomo Precision Products Co., Ltd.	2,000	5,648
Sumitomo Seika Chemicals Co., Ltd.	4,000	15,441
Sumitomo Warehouse Co., Ltd.	11,000	48,166
Sun Wave Corp.	2,000	6,560
SUNX, Ltd.	2,700	9,757
*SWCC Showa Holdings Co., Ltd.	12,000	11,457
*SxL Corp.	3,000	1,491
T. Hasegawa Co., Ltd.	1,600	22,112
Tachi-S Co., Ltd.	2,100	18,007
Taihei Dengyo Kaisha, Ltd.	3,000	24,840
Taiho Kogyo Co., Ltd.	1,900	12,084
Taikisha, Ltd.	2,000	28,600
Takamatsu Construction Group Co., Ltd.	1,600	20,167
#Takaoka Electric Manufacturing Co., Ltd.	4,000	12,784
Takara Holdings, Inc.	5,000	27,585
Takara Standard Co., Ltd.	5,000	28,124
Takasago International Corp.	7,000	33,851
#Takasago Thermal Engineering Co., Ltd.	6,000	49,923
*Takashima & Co., Ltd.	4,000	5,565
Takiron Co., Ltd.	3,000	7,773
*Takuma Co., Ltd.	6,000	14,950
*Tamura Corp.	4,000	12,357
#*Teac Corp.	5,000	1,885
TECHNO ASSOCIE Co., Ltd.	1,800	12,369
*Tecmo Koei Holdings Co., Ltd.	3,000	23,188
Teikoku Tsushin Kogyo Co., Ltd.	4,000	9,422

1110

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Tekken Corp.	11,000	$9,709
Tenma Corp.	2,000	23,116
TKC Corp.	1,200	22,212
Toa Corp.	12,000	12,424
Toa Doro Kogyo Co., Ltd.	3,000	4,202
Toagosei Co., Ltd.	20,000	76,546
*Tobishima Corp.	12,000	3,324
TOC Co., Ltd.	5,000	19,747
Tocalo Co., Ltd.	1,000	17,180
Tochigi Bank, Ltd.	7,000	29,854
Toda Corp.	17,000	57,814
Toei Co., Ltd.	5,000	26,867
Toenec Corp.	3,000	16,441
Toho Bank, Ltd.	14,000	44,720
#Toho Zinc Co., Ltd.	4,000	18,390
Tohoku Bank, Ltd.	8,000	12,405
Tokai Corp.	5,000	26,239
Tokai Rubber Industries, Ltd.	2,700	31,193
Tokai Tokyo Financial Holdings, Inc.	19,000	71,542
*Toko, Inc.	8,000	11,756
Tokushima Bank, Ltd.	7,000	24,733
Tokushu Tokai Holdings Co., Ltd.	5,189	12,926
Tokyo Dome Corp.	5,000	14,432
Tokyo Energy & Systems, Inc.	2,000	12,800
#Tokyo Kikai Seisakusho, Ltd.	6,000	6,355
Tokyo Ohka Kogyo Co., Ltd.	2,700	47,032
Tokyo Rakutenchi Co., Ltd.	5,000	19,914
Tokyo Rope Manufacturing Co., Ltd.	4,000	10,017
*Tokyo Seimitsu Co., Ltd.	1,000	13,567
Tokyo Style Co., Ltd.	4,000	28,206
Tokyo Tekko Co., Ltd.	3,000	8,747
*Tokyo Theatres Co., Inc.	6,000	9,444
Tokyo Tomin Bank, Ltd.	1,000	13,464
Tokyotokeiba Co., Ltd.	7,000	10,095
Tokyu Community Corp.	1,000	22,534
*Tokyu Construction Co., Ltd.	5,880	14,903
Tokyu Livable, Inc.	1,800	14,368
Tokyu Recreation Co., Ltd.	3,000	17,185
*Toli Corp.	6,000	10,702
Tomato Bank, Ltd.	9,000	18,620
Tomen Electronics Corp.	800	8,933
#Tomy Co., Ltd.	1,317	10,602
Tonami Holdings Co., Ltd.	3,000	5,979
Topy Industries, Ltd.	16,000	26,694
#Torishima Pump Manufacturing Co., Ltd.	2,000	44,512
Toshiba Machine Co., Ltd.	5,000	19,277
#Toshiba Plant Kensetsu Co., Ltd.	4,000	48,684
*Toshiba TEC Corp.	8,000	29,862
Tosho Printing Co., Ltd.	5,000	8,625
Totetsu Kogyo Co., Ltd.	3,000	16,869
#*Totoku Electric Co., Ltd.	3,000	3,069
Tottori Bank, Ltd.	6,000	16,214
#*Touei Housing Corp.	900	7,068
*Towa Bank, Ltd.	10,000	7,184
#Towa Pharmaceutical Co., Ltd.	900	44,393
#Toyo Construction Co., Ltd.	18,000	8,536
#Toyo Corp.	3,000	24,269
#Toyo Electric Co., Ltd.	5,000	37,403
Toyo Engineering Corp.	11,000	35,114
Toyo Ink Manufacturing Co., Ltd.	15,000	61,815
Toyo Kanetsu K.K.	12,000	22,100

1111

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyo Kohan Co., Ltd.	3,000	$15,205
Toyo Radiator Co., Ltd.	5,000	11,255
*Toyo Securities Co., Ltd.	5,000	9,196
*Toyo Tire & Rubber Co., Ltd.	8,000	13,609
Toyobo Co., Ltd.	22,000	33,277
#*Trans Cosmos, Inc.	1,100	9,915
Trusco Nakayama Corp.	1,400	19,552
Tsubakimoto Chain Co.	9,000	40,084
Tsukishima Kikai Co., Ltd.	3,000	17,638
Tsurumi Manufacturing Co., Ltd.	2,000	13,930
Tsutsumi Jewelry Co., Ltd.	800	15,166
Ube Material Industries, Ltd.	6,000	14,903
Uchida Yoko Co., Ltd.	4,000	11,580
*Uniden Corp.	2,000	4,621
Unimat Offisco Corp.	1,700	16,688
*Unitika, Ltd.	33,000	25,548
#U-Shin, Ltd.	2,000	11,531
Valor Co., Ltd.	2,000	15,977
*Vital KSK Holdings, Inc.	2,800	17,357
Warabeya Nichiyo Co., Ltd.	1,200	14,637
#Watami Food Service Co., Ltd.	1,400	25,618
Wood One Co., Ltd.	3,000	7,285
Xebio Co., Ltd.	1,500	28,145
Yamabiko Corp.	615	6,257
Yamagata Bank, Ltd.	11,000	52,404
*Yamaichi Electronics Co., Ltd.	1,600	5,788
Yamamura Glass Co., Ltd.	8,000	25,590
Yamanashi Chuo Bank, Ltd.	11,000	46,958
Yamazen Co., Ltd.	3,000	10,156
Yaoko Co., Ltd.	500	14,801
#Yasuda Warehouse Co., Ltd. (The)	2,000	12,475
Yellow Hat, Ltd.	1,800	13,938
Yodogawa Steel Works, Ltd.	9,000	36,850
Yokohama Reito Co., Ltd.	3,000	20,576
Yokowo Co., Ltd.	1,700	9,691
Yomeishu Seizo Co., Ltd.	2,000	18,666
Yomiuri Land Co., Ltd.	3,000	9,863
Yondenko Corp.	2,100	10,692
Yonekyu Corp.	2,000	18,501
Yorozu Corp.	1,900	24,218
#Yoshinoya Holdings Co., Ltd.	23	25,506
Yuraku Real Estate Co., Ltd.	3,000	10,641
Yurtec Corp.	4,000	20,040
Yushiro Chemical Industry Co., Ltd.	1,000	13,047
Zenrin Co., Ltd.	1,800	20,655
#Zensho Co., Ltd.	2,100	15,253
Zeon Corp.	10,000	49,265
Zeria Pharmaceutical Co., Ltd.	2,000	19,436
Zuken, Inc.	2,000	14,602

TOTAL JAPAN		13,243,100

NETHERLANDS — (2.1%)
#Aalberts Industries NV	5,782	84,095
Accell Group NV	846	39,698
*AFC Ajax NV	864	7,777
#Arcadis NV	2,418	53,525
#*ASM International NV	2,535	58,345
#*BE Semiconductor Industries NV	1,100	4,399
Beter Bed Holding NV	1,357	35,731
Brunel International NV	1,355	49,984
#*Crucell NV	2,983	58,056

1112

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#*Draka Holding NV	762	$12,915
Exact Holding NV	619	16,251
*Gamma Holding NV	304	4,570
#Grontmij NV	824	20,289
*Heijmans NV	82	1,461
Imtech NV	3,855	104,148
*InnoConcepts NV	3,342	3,822
KAS Bank NV	488	9,335
Kendrion NV	133	1,783
Koninklijke Bam Groep NV	4,222	41,401
Koninklijke Boskalis Westminster NV	2,373	83,310
Koninklijke Ten Cate NV	1,402	36,933
Macintosh Retail Group NV	879	16,065
Mediq NV	3,387	61,080
Nutreco Holding NV	1,565	83,023
*Oce NV	3,355	40,252
*Ordina NV	2,349	17,440
*Pharming Group NV	3,806	2,365
*Roto Smeets Group NV	354	5,167
#SBM Offshore NV	10,126	197,628
Sligro Food Group NV	924	27,942
Smit Internationale NV	564	48,308
*Super De Boer NV	4,820	—
Telegraaf Media Groep NV	1,554	29,598
TKH Group NV	2,708	51,961
*Unit 4 Agresso NV	982	23,283
*USG People NV	3,625	69,175
#Wavin NV	4,736	10,722

TOTAL NETHERLANDS		1,411,837

NEW ZEALAND — (0.7%)
Air New Zealand, Ltd.	25,682	23,270
Briscoe Group, Ltd.	15,371	13,650
Cavalier Corp., Ltd.	8,600	16,816
*Fisher & Paykel Appliances Holdings, Ltd.	46,520	19,540
Fisher & Paykel Healthcare Corp., Ltd.	17,357	41,168
Freightways, Ltd.	7,082	16,212
Hallenstein Glassons Holdings, Ltd.	5,327	13,462
Infratil, Ltd.	16,437	18,959
Mainfreight, Ltd.	3,992	16,021
New Zealand Refining Co., Ltd.	13,533	34,807
Nuplex Industries, Ltd.	9,984	22,600
Port of Tauranga, Ltd.	7,100	35,452
Pumpkin Patch, Ltd.	7,400	10,164
*Pyne Gould Guinness, Ltd.	30,859	13,480
Ryman Healthcare, Ltd.	31,115	45,705
Sanford, Ltd.	6,562	22,133
Sky City Entertainment Group, Ltd.	24,023	55,542
Steel & Tube Holdings, Ltd.	5,579	11,387
Tower, Ltd.	11,085	15,323

TOTAL NEW ZEALAND		445,691

NORWAY — (1.2%)
*Acta Holding ASA	5,000	3,039
Atea ASA	5,000	41,984
#*Austevoll Seafood ASA	2,800	20,920
#*Blom ASA	4,000	7,952
*Camillo Eitze & Co. ASA	1,600	3,812
*Cermaq ASA	3,800	37,546
#*DNO International ASA	36,000	34,579
#*DOF ASA	2,500	15,653

1113

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*EDB Business Partner ASA	2,200	$8,504
#*Eitzen Chemical ASA	22,919	7,772
Ekornes ASA	1,600	34,387
Farstad Shipping ASA	800	18,571
Ganger Rolf ASA	1,960	52,932
Kongsberg Gruppen ASA	1,280	18,417
#*Norse Energy Corp. ASA	14,000	11,814
#*Norske Skogindustrier ASA Series A	7,000	11,601
Odfjell ASA Series A	1,000	8,943
ODIM ASA	1,200	6,426
*Petrolia Drilling ASA	55,000	3,137
Prosafe ASA	11,000	61,659
*Prosafe Production Public, Ltd.	15,500	30,841
Rieber & Son ASA Series A	3,600	27,250
*Schibsted ASA	2,750	60,283
#*Sevan Marine ASA	7,745	11,148
Solstad Offshore ASA	1,000	19,198
#*Songa Offshore SE	2,200	12,256
SpareBanken 1 SMN	6,214	54,592
*TGS Nopec Geophysical Co. ASA	4,820	91,977
Tomra Systems ASA	9,200	42,736
#*TTS Marine ASA	1,100	1,215
Veidekke ASA	4,900	41,692
Wilh. Wilhelmsen ASA	2,050	44,613

TOTAL NORWAY		847,449

PORTUGAL — (0.4%)
#Banco BPI SA	15,318	42,651
#*Impresa Sociedade Gestora de Participacoes SA	6,108	13,249
Mota-Engil SGPS SA	4,552	20,712
#Portucel-Empresa Produtora de Pasta de Papel SA	20,700	54,537
*Redes Energeticas Nacionais SA	9,067	36,367
Sociedade de Investimento e Gestao SGPS SA	6,200	65,204
#*Sonae Industria SGPS SA	2,500	8,579
*Sonaecom SGPS SA	8,301	20,946
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,074	28,765

TOTAL PORTUGAL		291,010

SINGAPORE — (1.2%)
Allgreen Properties, Ltd.	34,000	28,112
*Asia Food & Properties, Ltd.	70,000	25,900
Bukit Sembawang Estates, Ltd.	4,500	14,458
Cerebos Pacific, Ltd.	15,000	44,821
CH Offshore, Ltd.	17,400	8,046
China Aviation Oil Singapore Corp., Ltd.	34,473	27,029
*Chuan Hup Holdings, Ltd.	87,000	19,982
Creative Technology Co., Ltd.	2,650	11,003
*Delong Holdings, Ltd.	17,000	7,485
#Ezra Holdings, Ltd.	14,000	20,911
*Fu Yu Corp., Ltd.	78,750	5,569
GK Goh Holdings, Ltd.	17,000	7,481
Goodpack, Ltd.	14,000	12,182
Hi-P International, Ltd.	23,000	11,227
#Ho Bee Investment, Ltd.	14,000	16,261
Hong Leong Asia, Ltd.	18,000	46,400
Hotel Grand Central, Ltd.	31,195	15,624
Hotel Properties, Ltd.	17,200	24,939
Hwa Hong Corp., Ltd.	85,000	33,333
Hyflux, Ltd.	11,000	25,721
#Jaya Holdings, Ltd.	22,000	9,383
K1 Ventures, Ltd.	120,000	13,596

1114

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Kim Eng Holdings, Ltd.	16,200	$22,861
Lafe Corp., Ltd.	39,200	2,362
Metro Holdings, Ltd.	41,000	22,587
Midas Holdings, Ltd.	21,000	14,822
MobileOne, Ltd.	14,000	20,565
*Orchard Parade Holdings, Ltd.	11,239	8,449
Pan Pacific Hotels Group, Ltd.	37,500	40,241
Petra Foods, Ltd.	20,000	14,196
SBS Transit, Ltd.	23,000	28,239
#Tat Hong Holdings, Ltd.	17,000	11,849
*Tuan Sing Holdings, Ltd.	44,000	6,967
United Engineers, Ltd.	11,000	15,068
UOB-Kay Hian Holdings, Ltd.	30,000	32,752
WBL Corp., Ltd.	22,000	79,100
Wheelock Properties, Ltd.	20,000	27,486
Wing Tai Holdings, Ltd.	19,000	26,420

TOTAL SINGAPORE		803,427

SPAIN — (2.3%)
Abengoa SA	2,121	64,110
Adolfo Dominguez SA	425	6,350
Almirall SA	3,466	45,716
Amper SA	1,600	13,237
Antena 3 de Television SA	3,640	38,640
*Avanzit SA	13,800	14,134
*Azkoyen SA	2,184	8,395
Banco Guipuzcoano SA	4,367	34,422
Banco Pastor SA	7,840	52,093
*Baron de Ley SA	67	3,156
Bolsas y Mercados Espanoles SA	4,485	127,455
*Campofrio Food Group SA	1,577	14,142
Cementos Portland Valderrivas SA	1,167	33,495
Construcciones y Auxiliar de Ferrocarriles SA	169	96,066
*Corporacion Dermoestetica SA	753	3,281
Duro Felguera SA	1,768	17,232
Ebro Puleva SA	5,454	108,314
Elecnor SA	1,422	22,471
*Ercros SA	3,027	5,891
Faes Farma SA	7,525	37,983
*General de Alquiler de Maquinaria SA	1,055	6,543
Grupo Catalana Occidente SA	3,722	85,338
*Grupo Empresarial Ence SA	6,000	24,408
*Iberia Lineas Aereas de Espana SA	34,690	105,334
Iberpapel Gestion SA	936	13,638
#*La Seda de Barcelona SA	39,580	18,577
Mecalux SA	742	13,690
Miquel y Costas & Miquel SA	555	11,137
*Natraceutical SA	15,014	10,307
*NH Hoteles SA	5,825	28,743
Obrascon Huarte Lain SA	1,613	38,221
Papeles y Cartones de Europa SA	2,491	13,067
Pescanova SA	718	22,624
*Promotora de Informaciones SA	5,034	27,332
Prosegur Cia de Seguridad SA	2,200	99,630
*Realia Business SA	4,187	9,827
*Service Point Solutions SA (B07NKR8)	5,069	6,814
*Service Point Solutions SA (B5LJVT6)	1,013	1,369
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	10,000
Sol Melia SA	4,123	33,831
*SOS Corporacion Alimentaria SA	2,659	9,447
Tubacex SA	5,465	21,378

1115

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tubos Reunidos SA	8,287	$26,027
Unipapel SA	733	11,742
*Urbas Guadahermosa SA	4,591	966
*Vertice Trescientos Sesenta Grados SA	651	334
Vidrala SA	1,053	28,732
Viscofan SA	3,593	93,400
*Zeltia SA	12,166	71,887

TOTAL SPAIN		1,590,926

SWEDEN — (2.0%)
Aarhuskarlshamn AB	1,961	44,867
Addtech AB Series B	2,500	38,941
AF AB Series B	900	23,729
#*Anoto Group AB	7,000	4,478
Axfood AB	1,800	52,046
#Axis Communications AB	2,100	28,819
B&B Tools AB	2,500	34,433
BE Group AB	2,600	15,908
Beijer Alma AB	1,700	22,513
*Bilia AB Series A	2,975	29,111
*Billerud AB	4,200	28,772
Cantena AB	1,487	19,307
Cardo AB	1,700	51,744
Clas Ohlson AB Series B	1,200	23,867
*Cloetta AB	960	3,890
#*D. Carnegie & Co. AB	5,750	—
#Elekta AB Series B	5,600	131,373
#*Eniro AB	1,200	5,883
G & L Beijer AB Series B	800	18,857
*Gunnebo AB	3,000	11,907
*Haldex AB	3,360	19,474
*Hexpol AB	135	1,320
*HIQ International AB	1,000	4,377
Hoganas AB Series B	1,300	27,663
Indutrade AB	200	4,016
#Intrum Justitia AB	5,500	66,959
*JM AB	5,312	77,020
KappAhl Holding AB	2,000	19,490
Lagercrantz Group AB Series B	2,500	10,487
*Mekonomen AB	1,400	27,188
*Micronic Laser Systems AB	1,600	3,123
*Munters AB	2,250	15,792
NCC AB Series B	6,075	90,481
*New Wave Group AB Series B	2,000	8,978
NIBE Industrier AB	3,549	34,882
*Nobia AB	5,100	28,849
*Nolato AB Series B	1,100	9,205
*Pa Resources AB	9,100	32,635
#Peab AB Series B	14,480	83,196
*Q-Med AB	1,500	11,191
*Rezidor Hotel Group AB	3,516	12,536
#*SAS AB	60,000	29,174
Skistar AB	1,500	25,507
SWECO AB Series B	1,500	12,160
*Trelleborg AB Series B	14,007	96,068

TOTAL SWEDEN		1,342,216

SWITZERLAND — (4.3%)
Acino Holding AG	184	29,582
Affichage Holding SA	64	6,592
*AFG Arbonia-Forster Holding AG	75	1,724

1116

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#Allreal Holding AG	372	$43,087
#Aryzta AG	7,275	287,337
#*Ascom Holding AG	1,474	14,593
Bachem Holdings AG	343	21,931
Bank Coop AG	531	35,296
*Bank Sarasin & Cie AG Series B	2,000	68,292
Banque Cantonale de Geneve SA	85	18,014
Banque Privee Edmond de Rothschild SA	1	24,686
#*Basilea Pharmaceutica AG	201	13,413
Belimo Holdings AG	34	38,079
Bellevue Group AG	298	9,749
Berner Kantonalbank AG	264	58,513
*Bobst Group AG	800	28,941
Bucher Industries AG	416	48,834
Burckhardt Compression Holding AG	80	14,529
Centralschweizerische Kraftwerke AG	26	8,277
Charles Voegele Holding AG	750	30,811
*Clariant AG	15,895	174,454
Conzzeta AG	27	44,950
Daetwyler Holding AG	296	17,268
*Dufry AG	642	41,686
#EFG International AG	3,568	51,152
Elektrizitaets-Gesellschaft Laufenberg AG	24	19,744
Emmi AG	111	13,600
EMS-Chemie Holding AG	529	61,936
Energiedienst Holding AG	1,000	56,843
Flughafen Zuerich AG	262	74,004
Forbo Holding AG	82	27,461
#Galenica Holding AG	362	131,580
George Fisher AG	232	62,228
Gurit Holding AG	25	13,053
Helvetia Holding AG	360	112,156
Kaba Holding AG	90	22,528
*Kardex AG	430	14,173
Komax Holding AG	205	16,148
#Kudelski SA	1,700	42,486
Kuoni Reisen Holding AG	200	74,411
#*Logitech International SA	1,129	19,070
Luzerner Kantonalbank AG	200	53,803
Medisize Holding AG	250	12,655
Metall Zug AG	12	28,912
*Micronas Semiconductor Holding AG	800	3,119
Mobimo Holding AG	192	32,580
Panalpina Welttransport Holding AG	601	41,793
Partners Group Holdings AG	517	64,151
Phoenix Mecano AG	50	21,635
*Precious Woods Holding AG	190	6,176
*PubliGroupe SA	72	7,764
*Rieters Holdings AG	254	67,594
Romande Energie Holding SA	27	47,177
#Schulthess Group AG	434	19,772
Schweiter Technology AG	80	40,054
*Schweizerische National-Versicherungs-Gesellschaft AG	630	17,531
St. Galler Kantonalbank AG	137	63,251
Sulzer AG	1,358	114,111
Swisslog Holding AG	16,104	14,851
Swissquote Group Holding SA	538	27,154
Tecan Group AG	607	42,960
#*Temenos Group AG	3,482	92,698
Valartis Group AG	200	6,441
Valora Holding AG	224	51,337

1117

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Verwaltungs und Privat-Bank AG	150	$15,950
Vontobel Holdings AG	1,700	48,387
#Ypsomed Holdings AG	227	15,029
Zehnder Holding AG	12	16,956
Zuger Kantonalbank AG	8	33,729

TOTAL SWITZERLAND		2,900,781

UNITED KINGDOM — (16.0%)
A.G. Barr P.L.C.	2,260	28,505
Aberdeen Asset Management P.L.C.	38,814	76,384
Aegis Group P.L.C.	33,093	62,957
*Aga Rangemaster Group P.L.C.	7,312	16,481
Aggreko P.L.C.	14,299	205,467
Alphameric P.L.C.	12,452	5,545
Anglo Pacific Group P.L.C.	9,858	38,374
Anite P.L.C.	6,640	3,399
*Arena Leisure P.L.C.	8,000	3,477
ARM Holdings P.L.C.	81,209	248,171
Arriva P.L.C.	13,563	105,066
Ashmore Group P.L.C.	17,299	61,591
Ashtead Group P.L.C.	13,374	18,177
Atkins WS P.L.C.	4,902	46,419
Aveva Group P.L.C.	3,072	53,600
*Avis Europe P.L.C.	21,462	9,161
*Axis-Shield P.L.C.	3,456	22,506
Babcock International Group P.L.C.	10,808	96,512
BBA Aviation P.L.C.	32,911	86,254
Beazley P.L.C.	44,533	74,271
Bellway P.L.C.	5,288	62,301
*Berkeley Group Holdings P.L.C. (The)	7,115	90,423
Biocompatibles International P.L.C.	927	3,332
Bloomsbury Publishing P.L.C.	3,174	6,823
Bodycote P.L.C.	14,936	41,364
*Bovis Homes Group P.L.C.	9,037	57,121
Brammer P.L.C.	1,933	4,075
Brewin Dolphin Holdings P.L.C.	18,429	40,443
Brit Insurance Holdings NV	19,204	56,926
*British Polythene Industries P.L.C.	2,000	9,333
Britvic P.L.C.	6,174	41,399
BSS Group P.L.C.	5,876	23,673
*BTG P.L.C.	14,266	40,047
Care UK P.L.C.	2,594	17,008
Carillion P.L.C.	33,513	158,858
Carpetright P.L.C.	4,000	58,476
Castings P.L.C.	4,744	12,942
Catlin Group, Ltd.	20,635	111,441
Charter International P.L.C.	8,148	90,107
Chemring Group P.L.C.	2,294	117,664
Chesnara P.L.C.	3,500	11,638
Chloride Group P.L.C.	12,218	35,538
*Chrysalis Group P.L.C.	2,000	3,131
Close Brothers Group P.L.C.	9,621	105,725
Collins Stewart P.L.C.	4,982	5,812
Communisis P.L.C.	4,553	943
Computacenter P.L.C.	6,654	31,460
Connaught P.L.C.	7,237	36,884
Consort Medical P.L.C.	1,360	8,102
*Cookson Group P.L.C.	772	5,233
Corin Group P.L.C.	2,986	2,952
Cranswick P.L.C.	1,977	23,209
Croda International P.L.C.	5,591	66,614

1118

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*CSR P.L.C.	5,290	$37,775
Daily Mail & General Trust P.L.C. Series A	9,155	65,593
Dairy Crest Group P.L.C.	10,341	55,679
*Dana Petroleum P.L.C.	5,619	93,223
*Danka Business Systems P.L.C.	7,000	227
Davis Service Group P.L.C.	12,354	79,445
De la Rue P.L.C.	4,515	69,729
Delta P.L.C.	6,000	15,114
Development Securities P.L.C.	1,915	8,593
Devro P.L.C.	8,000	17,665
Dialight P.L.C.	2,792	11,582
*Dicom Group P.L.C.	4,824	13,620
Dignity P.L.C.	4,751	47,360
Dimension Data Holdings P.L.C.	78,371	96,313
Diploma P.L.C.	7,500	21,318
Domino Printing Sciences P.L.C.	6,574	33,894
DS Smith P.L.C.	31,526	54,769
*DSG International P.L.C.	80,930	40,516
*E2V Technologies P.L.C.	6,171	5,426
Electrocomponents P.L.C.	25,911	73,035
Elementis P.L.C.	23,267	18,931
*Erinaceous Group P.L.C.	4,077	108
Euromoney Institutional Investor P.L.C.	4,036	30,222
Evolution Group P.L.C.	7,200	14,586
F&C Asset Management P.L.C.	30,246	33,500
Fenner P.L.C.	7,389	21,914
Fidessa Group P.L.C.	2,121	42,046
Filtrona P.L.C.	7,745	21,794
Filtronic P.L.C.	3,555	1,931
*Findel P.L.C.	11,706	6,201
Forth Ports P.L.C.	2,313	41,087
*French Connection Group P.L.C.	2,765	1,683
*Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	25,884
Future P.L.C.	13,448	4,143
*Galiform P.L.C.	31,043	43,730
Galliford Try P.L.C.	2,926	14,715
Game Group P.L.C.	17,436	25,589
*Games Workshop Group P.L.C.	510	3,086
*Gem Diamonds, Ltd.	5,200	19,384
Genus P.L.C.	3,377	36,642
*GKN P.L.C.	92,184	168,373
Go-Ahead Group P.L.C.	2,000	43,008
Greene King P.L.C.	16,409	116,156
Greggs P.L.C.	6,400	42,663
Halfords Group P.L.C.	8,640	52,223
Halma P.L.C.	18,397	68,347
Hargreaves Lansdown P.L.C.	6,832	31,731
Hays P.L.C.	70,323	123,608
Headlam Group P.L.C.	3,793	18,748
Helical Bar P.L.C.	4,115	20,520
*Helphire P.L.C.	12,077	10,422
Henderson Group P.L.C.	38,295	74,201
Henry Boot P.L.C.	3,595	5,713
*Heritage Oil P.L.C.	10,769	85,064
Hikma Pharmaceuticals P.L.C.	6,026	52,613
Hill & Smith Holdings P.L.C.	7,437	39,542
Hiscox, Ltd.	24,784	135,054
HMV Group P.L.C.	23,197	28,159
Hochschild Mining P.L.C.	6,698	28,786
Holidaybreak P.L.C.	2,376	10,034

1119

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Homeserve P.L.C.	3,150	$81,586
Hunting P.L.C.	6,453	55,686
Huntsworth P.L.C.	1,679	1,676
Hyder Consulting P.L.C.	2,034	6,496
IG Group Holdings P.L.C.	23,010	147,868
IMI P.L.C.	18,222	158,250
*Inchcape P.L.C.	9,694	4,115
Informa P.L.C.	39,998	209,600
Innovation Group P.L.C.	50,130	10,677
Intermediate Capital Group P.L.C.	4,920	20,973
International Personal Finance P.L.C.	14,134	49,457
Interserve P.L.C.	9,249	31,148
*IP Group P.L.C.	25,378	23,514
ITE Group P.L.C.	10,838	23,494
*J.D. Wetherspoon P.L.C.	7,000	50,782
James Fisher & Sons P.L.C.	3,436	25,148
Jardine Lloyd Thompson Group P.L.C.	10,958	81,894
*JJB Sports P.L.C.	21,600	7,274
JKX Oil & Gas P.L.C.	6,993	29,609
*John Menzies P.L.C.	3,000	14,903
*Johnston Press P.L.C.	34,674	15,128
Kcom Group P.L.C.	15,853	13,876
Keller Group P.L.C.	3,959	39,255
Kesa Electricals P.L.C.	31,742	65,048
Kier Group P.L.C.	3,314	51,092
Ladbrokes P.L.C.	68,784	171,807
Laird P.L.C.	16,173	31,896
Lavendon Group P.L.C.	4,142	4,582
Liontrust Asset Management P.L.C.	2,728	5,004
Logica P.L.C.	98,662	183,963
*Lookers P.L.C.	10,547	7,585
*Low & Bonar P.L.C.	7,500	4,195
*Luminar Group Holdings P.L.C.	3,104	1,974
Macfarlane Group P.L.C.	6,000	1,840
Management Consulting Group P.L.C.	21,891	6,624
Marshalls P.L.C.	5,652	7,729
Marston’s P.L.C.	14,576	20,397
McBride P.L.C.	6,500	22,597
Meggitt P.L.C.	50,317	207,250
Melrose P.L.C.	14,247	37,871
Melrose Resources P.L.C.	5,289	25,707
Michael Page International P.L.C.	21,322	131,110
Micro Focus International P.L.C.	5,660	46,010
Millennium & Copthorne Hotels P.L.C.	7,493	45,441
*Misys P.L.C.	31,196	106,544
Mitie Group P.L.C.	12,853	46,848
Mondi P.L.C.	21,959	124,180
Morgan Crucible Co. P.L.C.	10,153	26,289
Morgan Sindall P.L.C.	1,492	12,761
Mothercare P.L.C.	3,573	36,545
Mouchel Group P.L.C.	5,135	20,310
N Brown Group P.L.C.	9,038	32,487
National Express Group P.L.C.	24,333	80,219
Nestor Healthcare Group P.L.C.	4,757	3,338
Northern Foods P.L.C.	23,834	23,612
*Northgate P.L.C.	4,249	14,671
*Oxford Biomedica P.L.C.	29,875	5,390
Oxford Instruments P.L.C.	4,604	18,382
PayPoint P.L.C.	1,573	10,049
*Petropavlovsk P.L.C.	2,982	43,245
*Photo-Me International P.L.C.	11,000	5,977

1120

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Pinewood Shepperton P.L.C.	3,450	$8,012
Premier Farnell P.L.C.	10,889	31,144
*Premier Foods P.L.C.	45,477	23,321
*Premier Oil P.L.C.	4,000	65,981
Provident Financial P.L.C.	7,567	112,809
Psion P.L.C.	6,000	8,451
PV Crystalox Solar P.L.C.	11,300	10,025
PZ Cussons P.L.C.	14,129	55,309
Qinetiq P.L.C.	31,363	66,870
Rathbone Brothers P.L.C.	3,114	41,192
*Redrow P.L.C.	11,802	24,535
Regus P.L.C.	52,449	74,411
Renishaw P.L.C.	2,904	27,799
Rensburg Sheppards P.L.C.	1,080	9,960
*Rentokil Initial P.L.C.	101,470	186,519
Restaurant Group P.L.C.	8,444	27,360
Rightmove P.L.C.	2,008	16,902
RM P.L.C.	5,970	16,834
Robert Wiseman Dairies P.L.C.	1,877	14,951
ROK P.L.C.	11,035	7,720
Rotork P.L.C.	4,906	98,825
RPC Group P.L.C.	4,083	15,685
RPS Group P.L.C.	9,770	31,121
Savills P.L.C.	5,508	27,810
*SDL P.L.C.	3,813	28,993
Senior P.L.C.	14,400	19,244
Severfield-Rowen P.L.C.	1,808	6,252
Shanks Group P.L.C.	24,540	49,681
Shore Capital Group P.L.C.	11,089	6,287
*SIG P.L.C.	15,426	28,061
*SkyePharma P.L.C.	288	347
Smiths News P.L.C.	10,824	20,442
*Soco International P.L.C.	3,613	82,924
Spectris P.L.C.	5,378	65,334
Speedy Hire P.L.C.	1,564	722
Spirax-Sarco Engineering P.L.C.	6,100	121,760
Spirent Communications P.L.C.	42,716	74,968
SSL International P.L.C.	13,041	161,599
St. Ives Group P.L.C.	3,000	2,760
St. James’s Place P.L.C.	11,136	44,435
*St. Modwen Properties P.L.C.	17,250	51,755
Stagecoach Group P.L.C.	31,722	88,770
Sthree P.L.C.	2,791	13,548
T. Clarke P.L.C.	3,989	8,765
Ted Baker P.L.C.	1,617	12,737
Tomkins P.L.C.	72,716	217,586
*Topps Tiles P.L.C.	5,775	7,218
*Travis Perkins P.L.C.	9,381	109,559
*Trinity Mirror P.L.C.	6,899	16,606
*TT electronics P.L.C.	6,965	9,710
Tullett Prebon P.L.C.	10,034	48,948
*UK Coal P.L.C.	11,316	11,045
Ultra Electronics Holdings P.L.C.	4,005	81,010
United Business Media P.L.C.	16,744	113,677
UTV Media P.L.C.	2,430	3,872
*Vectura Group P.L.C.	20,878	23,008
Victrex P.L.C.	3,288	42,602
Vitec Group P.L.C. (The)	2,000	13,112
VT Group P.L.C.	11,026	94,126
Weir Group P.L.C. (The)	9,120	112,232
WH Smith P.LC.	9,800	77,916

1121

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
William Hill P.L.C.	9,906	$31,419
Wilmington Group P.L.C.	6,879	13,804
Wincanton P.L.C.	5,790	20,605
*Wolfson Microelectronics P.L.C.	7,866	15,636
WSP Group P.L.C.	4,191	17,847
Xaar P.L.C.	5,056	7,046
Xchanging P.L.C.	4,936	14,970
*Yell Group P.L.C.	27,704	16,047
*Yule Catto & Co. P.L.C.	6,673	18,577

TOTAL UNITED KINGDOM		10,870,417

TOTAL COMMON STOCKS		59,154,441

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Buru Energy, Ltd. Warrants 10/10/10	2,357	23
*UXC, Ltd. Options 03/31/10	1,413	312

TOTAL AUSTRALIA		335

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	5,200	14
*Umicore SA Rights	125	3

TOTAL BELGIUM		17

IRELAND — (0.0%)
*Independent News & Media P.L.C. Rights 12/14/09	31,542	1,968

ITALY — (0.0%)
*Piccolo Credito Valtellinese Scarl Rights 12/29/09	9,996	3,603

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 03/08/10	508	69

SPAIN — (0.0%)
*Obrascon Huarte Lain SA Rights 12/11/09	1,613	2,796

TOTAL RIGHTS/WARRANTS		8,788

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $70,000 FNMA 6.00%, 10/01/38 , valued at $52,210) to be repurchased at $51,001	$51	51,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.1%)
§@DFA Short Term Investment Fund LP	8,408,840	8,408,840
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $541,101) to be repurchased at $530,496	$530	530,491

TOTAL SECURITIES LENDING COLLATERAL		8,939,331

TOTAL INVESTMENTS — (100.0%) (Cost $75,927,528)##		$68,153,560

1122

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$3,752,005	—	$3,752,005
Austria	—	963,803	—	963,803
Belgium	—	1,049,916	—	1,049,916
Canada	$5,268,649	—	—	5,268,649
Denmark	—	558,936	—	558,936
Finland	—	2,123,360	—	2,123,360
France	—	3,552,371	—	3,552,371
Germany	2,063	3,655,896	—	3,657,959
Greece	—	755,868	—	755,868
Hong Kong	1,352	937,383	—	938,735
Ireland	—	536,795	—	536,795
Italy	—	2,249,190	—	2,249,190
Japan	18,766	13,224,334	—	13,243,100
Netherlands	—	1,411,837	—	1,411,837
New Zealand	—	445,691	—	445,691
Norway	—	847,449	—	847,449
Portugal	—	291,010	—	291,010
Singapore	—	803,427	—	803,427
Spain	—	1,590,926	—	1,590,926
Sweden	—	1,342,216	—	1,342,216
Switzerland	—	2,900,781	—	2,900,781
United Kingdom	—	10,870,417	—	10,870,417
Rights/Warrants
Australia	23	312	—	335
Belgium	17	—	—	17
Ireland	1,968	—	—	1,968
Italy	—	3,603	—	3,603
Norway	—	69	—	69
Spain	2,796	—	—	2,796
Temporary Cash Investments	—	51,000	—	51,000
Securities Lending Collateral	—	8,939,331	—	8,939,331

TOTAL	$5,295,634	$62,857,926	—	$68,153,560

1123

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (30.1%)
Federal Farm Credit Bank
3.875%, 08/25/11	$2,000	$2,094,780
1.125%, 10/03/11	1,500	1,503,535
Federal Home Loan Bank
4.625%, 02/18/11	1,000	1,043,206
1.375%, 05/16/11	4,000	4,038,204
2.625%, 05/20/11	2,400	2,461,759
3.375%, 06/24/11	1,500	1,552,116
3.625%, 07/01/11	2,500	2,601,110
1.625%, 07/27/11	3,700	3,746,553
5.375%, 08/19/11	1,000	1,068,040
3.750%, 09/09/11	1,700	1,779,050
Federal Home Loan Mortgage Corporation
1.500%, 01/07/11	1,500	1,514,857
3.250%, 02/25/11	1,000	1,027,936
1.625%, 04/26/11	3,000	3,039,165
6.000%, 06/15/11	1,000	1,074,040
1.125%, 12/15/11	500	501,150
Federal National Mortgage Association
1.375%, 04/28/11	400	403,946
6.000%, 05/15/11	400	428,007
0.875%, 01/12/12	2,000	1,996,458

TOTAL AGENCY OBLIGATIONS		31,873,912

U.S. TREASURY OBLIGATIONS — (1.8%)
U.S. Treasury Note
1.000%, 12/31/11	1,900	1,907,570

BONDS — (30.7%)
Bank of New York Mellon Corp. Floating Rate Note
(r) 0.678%, 02/05/10	2,000	2,000,042
Barclays Bank P.L.C. Floating Rate Note
(r) 0.450%, 01/14/11	2,200	2,201,041
Citigroup, Inc.
1.250%, 09/22/11	600	604,544
CME Group, Inc. Floating Rate Note
(r) 0.928%, 08/06/10	1,000	1,003,727
European Investment Bank
3.250%, 10/14/11	2,000	2,082,078
General Electric Capital Corp.
1.625%, 01/07/11	1,000	1,011,411
General Electric Capital Corp. Floating Rate Note
(r) 0.335%, 06/06/11	1,000	996,055
(r) 0.447%, 11/21/11	502	496,494
Georgia Power Co. Floating Rate Note
(r) 0.803%, 03/17/10	1,900	1,901,585
Goldman Sachs Group, Inc.
1.700%, 03/15/11	1,000	1,012,032
Inter-American Development Bank
3.250%, 11/15/11	2,100	2,179,290
Japan Finance Corp.
2.000%, 06/24/11	2,100	2,131,378
JPMorgan Chase & Co.
3.125%, 12/01/11	800	832,254
JPMorgan Chase & Co. Floating Rate Note
(r) 1.004%, 06/13/11	1,500	1,510,252
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	2,000	2,071,332
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	600	641,050
Morgan Stanley
3.250%, 12/01/11	800	834,062
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.469%, 02/01/12	2,000	2,000,000
Oesterreichischen Kontrollbank AG
4.750%, 11/08/11	2,000	2,120,984
Regions Bank
3.250%, 12/09/11	500	521,508
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,145,148
Royal Bank of Canada Floating Rate Note
(r) 0.333%, 01/27/12	300	300,000
Westpac Banking Corp. Floating Rate Note
(r) 0.274%, 10/06/10	2,000	1,998,778

TOTAL BONDS		32,595,045

COMMERCIAL PAPER — (19.6%)
Bank of America Corp.
0.200%, 03/16/10	400	399,918

1124

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Caisse D’amortissement de la Dette Sociale
0.130%, 02/01/10	$1,600	$1,599,987
0.130%, 02/01/10	400	399,997
0.180%, 03/04/10	400	399,959
Calyon North America, Inc.
0.205%, 03/23/10	1,500	1,499,611
Eksportfinans
0.170%, 04/22/10	1,000	999,608
National Australia Funding Delaware, Inc.
0.180%, 03/08/10	600	599,889
0.180%, 04/19/10	1,800	1,799,012
NRW.BANK
0.210%, 04/07/10	2,200	2,199,198
Old Line Funding LLC
0.180%, 04/07/10	2,000	1,999,173
0.180%, 04/12/10	400	399,813
Oracle Corp.
0.125%, 04/15/10	600	599,810
Paccar Financial Corp.
0.250%, 03/25/10	800	799,780
Sheffield Receivables Corp.
0.160%, 03/23/10	1,000	999,544
0.180%, 04/12/10	1,000	999,337
0.200%, 04/12/10	400	399,735
Swedish Export Credit
0.180%, 04/01/10	500	499,835
Total Capital Canada, Ltd.
0.190%, 02/17/10	900	899,932
0.180%, 03/04/10	800	799,879
Toyota Motor Credit Corp.
0.210%, 03/15/10	1,000	999,837
0.210%, 03/16/10	350	349,941
0.180%, 04/19/10	550	549,817
0.200%, 04/27/10	600	599,780

TOTAL COMMERCIAL PAPER		20,793,392

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	400,243	400,243

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.4%)
§@ DFA Short Term Investment Fund LP	18,416,112	18,416,112
@ Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $82,147 FNMA 7.000%, 03/01/37, valued at $55,873) to be repurchased at $54,514	$55	54,513

TOTAL SECURITIES LENDING COLLATERAL		18,470,625

TOTAL INVESTMENTS — (100.0%) (Cost $105,734,783)##		$106,040,787

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$31,873,912	—	$31,873,912
U.S. Treasury Obligations	—	1,907,570	—	1,907,570
Bonds	—	32,595,045	—	32,595,045
Commercial Paper	—	20,793,392	—	20,793,392
Temporary Cash Investments	$400,243	—	—	400,243
Securities Lending Collateral	—	18,470,625	—	18,470,625

TOTAL	$400,243	$105,640,544	—	$106,040,787

1125

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (69.9%)
AUSTRALIA — (3.3%)
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13	1,400	$1,522,105
SunCorp-Metway, Ltd.
(g) 4.000%, 01/16/14	1,300	2,148,359

TOTAL AUSTRALIA		3,670,464

AUSTRIA — (5.1%)
Oesterreichischen Kontrollbank AG
(u) 4.750%, 10/16/12	1,300	1,400,732
(u) 3.625%, 06/17/13	700	734,755
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	200,000	2,226,101
Republic of Austria International Bond
(u) 5.000%, 05/19/14	1,200	1,322,560

TOTAL AUSTRIA		5,684,148

BELGIUM — (1.9%)
Belgium Government International Bond
(u) 4.250%, 09/03/13	2,000	2,138,932

CANADA — (3.7%)
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13	1,900	2,192,022
Ontario, Province of Canada
(u) 4.100%, 06/16/14	1,800	1,908,653

TOTAL CANADA		4,100,675

FRANCE — (7.6%)
Agence Francaise de Developpement
(g) 4.875%, 10/30/13	1,200	2,054,131
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	2,000	2,080,500
Societe Financement de L’economie Francaise
(u) 2.875%, 09/22/14	2,000	2,013,058
Total Capital SA
(g) 4.625%, 03/07/12	400	671,414
(u) 5.000%, 05/22/12	1,500	1,612,055

TOTAL FRANCE		8,431,158

GERMANY — (3.9%)
Kreditanstalt fuer Wiederaufbau
(u) 3.500%, 03/10/14	2,000	2,096,782
Landwirtschaftliche Rentenbank
(u) 4.875%, 01/10/14	2,000	2,177,444

TOTAL GERMANY		4,274,226

NETHERLANDS — (1.6%)
Bank Nederlandse Gemeenten
(g) 5.750%, 03/07/12	500	858,172
(u) 5.000%, 05/16/14	800	873,510

TOTAL NETHERLANDS		1,731,682

NORWAY — (1.8%)
Eksportfinans ASA
(u) 3.000%, 11/17/14	2,000	2,015,254

SPAIN — (2.4%)
Instituto de Credito Oficial
(g) 4.000%, 12/08/14	1,600	2,622,239

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.7%)
African Development Bank
#(u) 3.000%, 05/27/14	2,000	2,031,766
Asian Development Bank
(u) 2.750%, 05/21/14	500	508,988
Council of Europe Development Bank
(g) 4.625%, 03/07/12	1,400	2,366,165
Eurofima
(u) 4.250%, 09/05/13	2,100	2,240,618
European Investment Bank
(u) 3.000%, 04/08/14	2,200	2,260,295
(u) 2.875%, 01/15/15	400	404,554
Inter-American Development Bank
#(u) 4.500%, 09/15/14	2,000	2,148,136
International Finance Corp.
3.000%, 04/22/14	2,000	2,057,820

1126

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
(u) 2.625%, 10/06/14	2,200	$2,211,246

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		16,229,588

SWEDEN — (2.5%)
Svensk Exportkredit AB
(u) 3.250%, 09/16/14	2,700	2,748,962

UNITED KINGDOM — (8.7%)
Bank of Scotland P.L.C.
(u) 5.500%, 06/15/12	2,482	2,602,662
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12	1,400	1,520,677
(u) 5.200%, 07/10/14	700	748,621
Network Rail Infrastructure Finance P.L.C.
4.875%, 03/07/12	700	1,184,252
(u) 3.500%, 06/17/13	1,000	1,044,795
United Kingdom Gilt
2.250%, 03/07/14	1,600	2,520,884

TOTAL UNITED KINGDOM		9,621,891

UNITED STATES — (12.7%)
3M Co.
4.375%, 08/15/13	$900	972,082
Bank of New York Mellon Corp.
# 4.950%, 11/01/12	1,400	1,524,471
4.300%, 05/15/14	700	743,234
General Electric Capital Corp.
# 4.800%, 05/01/13	2,500	2,648,678
Merck & Co., Inc.
4.375%, 02/15/13	747	795,695
Microsoft Corp.
2.950%, 06/01/14	2,200	2,253,062
Wal-Mart Stores, Inc.
7.250%, 06/01/13	2,200	2,549,466
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,300	2,485,323

TOTAL UNITED STATES		13,972,011

TOTAL BONDS		77,241,230

AGENCY OBLIGATIONS — (12.8%)
Federal Farm Credit Bank
2.800%, 11/05/14	1,000	1,011,450
Federal Home Loan Bank
# 5.500%, 08/13/14	3,700	4,177,696
# 2.750%, 12/12/14	500	503,892
Federal Home Loan Mortgage Corporation
# 3.000%, 07/28/14	4,000	4,087,492
Federal National Mortgage Association
# 3.000%, 09/16/14	1,000	1,021,642
# 4.625%, 10/15/14	2,000	2,183,628
# 2.625%, 11/20/14	1,200	1,201,758

TOTAL AGENCY OBLIGATIONS		14,187,558

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $1,145,000 FNMA 6.00%, 10/01/38 , valued at $854,008) to be repurchased at $840,013	840	840,000

	Shares
SECURITIES LENDING COLLATERAL — (16.5%)
§@ DFA Short Term Investment Fund LP	18,176,125	18,176,125

TOTAL INVESTMENTS — (100.0%) (Cost $107,890,240)##		$110,444,913

1127

VA GLOBAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$3,670,464	—	$3,670,464
Austria	—	5,684,148	—	5,684,148
Belgium	—	2,138,932	—	2,138,932
Canada	—	4,100,675	—	4,100,675
France	—	8,431,158	—	8,431,158
Germany	—	4,274,226	—	4,274,226
Netherlands	—	1,731,682	—	1,731,682
Norway	—	2,015,254	—	2,015,254
Spain	—	2,622,239	—	2,622,239
Supranational Organization Obligations	—	16,229,588	—	16,229,588
Sweden	—	2,748,962	—	2,748,962
United Kingdom	—	9,621,891	—	9,621,891
United States	—	13,972,011	—	13,972,011
Agency Obligations	—	14,187,558	—	14,187,558
Temporary Cash Investments	—	840,000	—	840,000
Securities Lending Collateral	—	18,176,125	—	18,176,125
Other Financial Instruments**	—	315,698	—	315,698

TOTAL	—	$110,760,611	—	$110,760,611

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

1128

Organization

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2010, the Fund consists of fifty-seven operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

Each Feeder Fund, with the exception of the International Small Company Portfolio and DFA Global Real Estate Securities Portfolio (which invests in the funds indicated on the Schedule of Investments), invests solely in a corresponding Master Fund. For the following Feeder Funds (U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios

1129

price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 29, 2010.

1130

2. Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At January 31, 2010, the Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2010	Unrealized Foreign Exchange Gain (Loss)
02/11/10	16,379	Canadian Dollar	$15,519	$15,318	$201
02/11/10	8,587	Pound Sterling	13,828	13,725	103
02/11/10	2,180	Euro	3,079	3,022	57

			$32,426	$32,065	$361

1131

DFA Two-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2010	Unrealized Foreign Exchange Gain (Loss)
02/11/10	145,786	Euro	$205,899	$202,126	$3,773
02/18/10	148,106	Euro	207,206	205,339	1,867
02/11/10	201,804	Canadian Dollar	190,950	188,731	2,219
02/16/10	202,104	Canadian Dollar	189,924	189,011	913
02/23/10	10,842	Canadian Dollar	10,182	10,140	42
02/11/10	110,731	Pound Sterling	178,464	176,987	1,477
02/18/10	100,250	Pound Sterling	162,885	160,227	2,658

			$1,145,510	$1,132,561	$12,949

DFA Selectively Hedged Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2010	Unrealized Foreign Exchange Gain (Loss)
02/11/10	36,425	Canadian Dollar	$34,503	$34,066	$437
02/11/10	7,365	Euro	10,411	10,211	200

			$44,914	$44,277	$637

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2010	Unrealized Foreign Exchange Gain (Loss)
02/05/10	14,060,091	Japanese Yen	$154,770	$155,768	$(998)
02/05/10	170,510	Pound Sterling	278,538	272,546	5,992
02/12/10	107,934	Pound Sterling	174,920	172,515	2,405
02/17/10	60,000	Pound Sterling	97,240	95,897	1,343

			$705,468	$696,726	$8,742

VA Global Bond Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2010	Unrealized Foreign Exchange Gain (Loss)
02/05/10	353,247	Japanese Yen	$3,886	$3,914	$(28)
02/05/10	9,203	Pound Sterling	15,054	14,710	344

			$18,940	$18,624	$316

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the

1132

normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2010, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
Enhanced U.S. Large Company Portfolio	S&P 500 Index®	03/19/2010	578	$154,673	$(4,066)

Enhanced Securities have been segregated as collateral for open futures contracts.

Federal Tax Cost

At January 31, 2010, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$2,943,811,983
Enhanced U.S. Large Company Portfolio	156,800,176
U.S. Large Cap Value Portfolio	5,069,358,169
U.S. Targeted Value Portfolio	1,970,407,230
U.S. Small Cap Value Portfolio	7,276,298,935
U.S. Core Equity 1 Portfolio	2,537,450,129
U.S. Core Equity 2 Portfolio	5,043,381,321
U.S. Vector Equity Portfolio	1,638,263,516
T.A. U.S. Core Equity 2 Portfolio	1,707,476,902
U.S. Small Cap Portfolio	3,094,579,942
U.S. Micro Cap Portfolio	3,468,946,866
DFA Real Estate Securities Portfolio	3,364,846,888
Large Cap International Portfolio	1,480,164,454
International Core Equity Portfolio	4,949,747,690
T.A. World ex U.S. Core Equity Portfolio	659,031,629
International Small Company Portfolio	4,309,579,422
Japanese Small Company Portfolio	197,272,052
Asia Pacific Small Company Portfolio	96,067,548
United Kingdom Small Company Portfolio	28,840,791
Continental Small Company Portfolio	111,261,723
DFA International Real Estate Securities Portfolio	1,083,181,003
DFA Global Real Estate Securities Portfolio	475,403,298
DFA International Small Cap Value Portfolio	7,909,706,184
International Vector Equity Portfolio	265,543,659

1133

Emerging Markets Portfolio	1,016,983,285
Emerging Markets Value Portfolio	6,018,726,449
Emerging Markets Small Cap Portfolio	889,876,978
Emerging Markets Core Equity Portfolio	2,471,928,389
DFA One-Year Fixed Income Portfolio	5,713,556,585
DFA Two-Year Global Fixed Income Portfolio	5,799,991,403
DFA Selectively Hedged Global Fixed Income Portfolio	348,020,271
DFA Five-Year Government Portfolio	992,533,792
DFA Five-Year Global Fixed Income Portfolio	4,446,416,871
DFA Intermediate Government Fixed Income Portfolio	1,476,572,640
DFA Short-Term Extended Quality Portfolio	435,142,551
DFA Inflation-Protected Securities Portfolio	849,484,610
DFA Short-Term Municipal Bond Portfolio	1,259,265,883
DFA California Short-Term Municipal Bond Portfolio	248,929,934
U.S. Social Core Equity 2 Portfolio	105,888,783
Emerging Markets Social Core Equity Portfolio	384,980,667
CSTG&E U.S. Social Core Equity 2 Portfolio	116,364,841
CSTG&E International Social Core Equity Portfolio	110,899,504
U.S. Sustainability Core 1 Portfolio	113,629,949
International Sustainability Core 1 Portfolio	87,726,321
Tax-Managed U.S. Marketwide Value Portfolio	1,681,321,081
Tax-Managed U.S. Targeted Value Portfolio	2,054,402,758
Tax-Managed U.S. Small Cap Portfolio	1,020,095,213
Tax-Managed DFA International Value Portfolio	1,645,768,101
Tax-Managed U.S. Equity Portfolio	921,018,267
LWAS/DFA International High Book to Market Portfolio	64,123,486
DFA International Value ex Tobacco Portfolio	58,708,960
VA U.S. Targeted Value Portfolio	116,129,519
VA U.S. Large Value Portfolio	120,018,646
VA International Value Portfolio	91,204,016
VA International Small Portfolio	75,938,200
VA Short-Term Fixed Portfolio	105,734,783
VA Global Bond Portfolio	107,890,250

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On December 18, 2009, the Board of Directors of DFA Investment Dimensions Group Inc., on behalf of the U.S. Large Company Portfolio (the “Large Company Portfolio”), approved an Agreement and Plan of Reorganization (the

1134

“Plan of Reorganization”), under which the Large Company Portfolio will be reorganized with and into the U.S. Large Company Institutional Index Portfolio (the “Large Company Institutional Portfolio”), a portfolio of Dimensional Investment Group Inc. Under the Plan of Reorganization, the Large Company Portfolio will transfer substantially all of its assets to the Large Company Institutional Portfolio in exchange solely for shares of the Large Company Institutional Portfolio (the “Reorganization”), which will be distributed to shareholders of the Large Company Portfolio according to their interests held in the Large Company Portfolio immediately prior to the Reorganization. As soon as practicable thereafter, the Large Company Portfolio will be liquidated and dissolved.

1135

THE DFA INVESTMENT TRUST COMPANY

1136

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.3%)
Consumer Discretionary — (8.9%)
#Abercrombie & Fitch Co.	32,687	$1,030,948
*Amazon.com, Inc.	123,863	15,533,659
*Apollo Group, Inc. Class A	47,744	2,892,809
#*AutoNation, Inc.	34,354	618,372
*Autozone, Inc.	11,116	1,723,313
*Bed Bath & Beyond, Inc.	97,592	3,776,810
Best Buy Co., Inc.	126,897	4,650,775
*Big Lots, Inc.	30,696	872,073
Black & Decker Corp.	22,376	1,446,832
*Carnival Corp.	162,350	5,411,126
CBS Corp. Class B	251,583	3,252,968
Coach, Inc.	118,488	4,132,861
Comcast Corp. Class A	1,060,577	16,788,934
#D.R. Horton, Inc.	102,677	1,210,562
#Darden Restaurants, Inc.	51,870	1,917,115
DeVry, Inc.	22,958	1,401,815
*DIRECTV Class A	355,494	10,789,243
Disney (Walt) Co.	714,622	21,117,080
#*Eastman Kodak Co.	99,637	602,804
*Expedia, Inc.	78,312	1,676,660
Family Dollar Stores, Inc.	51,565	1,592,327
*Ford Motor Co.	1,228,661	13,318,685
Fortune Brands, Inc.	55,854	2,321,851
#*GameStop Corp. Class A	61,179	1,209,509
Gannett Co., Inc.	87,767	1,417,437
Gap, Inc.	176,879	3,374,851
#Genuine Parts Co.	59,276	2,233,520
*Goodyear Tire & Rubber Co.	89,965	1,200,133
H&R Block, Inc.	124,573	2,680,811
#Harley-Davidson, Inc.	87,100	1,980,654
Harman International Industries, Inc.	25,768	916,052
Hasbro, Inc.	46,280	1,413,854
Home Depot, Inc.	631,740	17,695,037
International Game Technology	110,342	2,023,672
#*Interpublic Group of Cos., Inc.	180,603	1,166,695
J.C. Penney Co., Inc.	87,629	2,175,828
Johnson Controls, Inc.	249,320	6,938,576
*Kohl’s Corp.	113,909	5,737,596
#Leggett & Platt, Inc.	56,510	1,031,873
#Lennar Corp. Class A	59,936	920,617
#Limited Brands, Inc.	99,382	1,890,246
Lowe’s Cos., Inc.	546,891	11,840,190
Macy’s, Inc.	156,414	2,491,675
#Marriott International, Inc. Class A	94,232	2,471,705
Mattel, Inc.	134,297	2,648,337
McDonald’s Corp.	400,941	25,030,747
McGraw-Hill Cos., Inc.	116,992	4,147,366
Meredith Corp.	13,629	422,226
*New York Times Co. Class A (The)	42,959	555,030
#Newell Rubbermaid, Inc.	103,170	1,400,017
News Corp. Class A	837,119	10,556,071
#NIKE, Inc. Class B	144,747	9,227,621
#Nordstrom, Inc.	61,410	2,121,101
*Office Depot, Inc.	102,063	579,718
#Omnicom Group, Inc.	115,633	4,081,845
#*O’Reilly Automotive, Inc.	50,969	1,926,628
#Polo Ralph Lauren Corp.	21,343	1,750,126
*Priceline.com, Inc.	16,328	3,189,675

1137

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pulte Homes, Inc.	117,290	$1,233,891
RadioShack Corp.	46,511	907,895
#Ross Stores, Inc.	46,475	2,134,597
Scripps Networks Interactive, Inc.	33,227	1,418,793
#*Sears Holdings Corp.	18,033	1,682,118
#Sherwin-Williams Co.	35,370	2,240,690
Snap-On, Inc.	21,447	876,753
Stanley Works (The)	29,877	1,531,196
#Staples, Inc.	268,943	6,309,403
*Starbucks Corp.	276,003	6,014,105
#Starwood Hotels & Resorts Worldwide, Inc.	69,477	2,314,974
Target Corp.	279,501	14,330,016
#Tiffany & Co.	46,235	1,877,603
Time Warner Cable, Inc.	130,936	5,707,500
Time Warner, Inc.	433,781	11,907,288
#TJX Cos., Inc. (The)	155,930	5,926,899
V.F. Corp.	32,987	2,376,054
*Viacom, Inc. Class B	225,514	6,571,478
Washington Post Co.	2,304	1,001,364
#Whirlpool Corp.	27,595	2,074,592
#Wyndham Worldwide Corp.	66,359	1,392,875
Wynn Resorts, Ltd.	25,616	1,585,118
Yum! Brands, Inc.	173,760	5,944,330

Total Consumer Discretionary		345,886,193

Consumer Staples — (10.7%)
Altria Group, Inc.	769,872	15,289,658
Archer-Daniels-Midland Co.	238,647	7,147,478
Avon Products, Inc.	158,660	4,782,012
#Brown-Forman Corp. Class B	40,818	2,094,780
Campbell Soup Co.	70,559	2,336,208
Clorox Co.	51,941	3,073,349
Coca-Cola Co.	860,884	46,702,957
Coca-Cola Enterprises, Inc.	118,070	2,383,833
Colgate-Palmolive Co.	184,717	14,782,902
#ConAgra, Inc.	164,557	3,742,026
*Constellation Brands, Inc. Class A	74,089	1,191,351
Costco Wholesale Corp.	161,979	9,302,454
CVS Caremark Corp.	524,047	16,963,401
*Dean Foods Co.	67,057	1,182,215
Dr Pepper Snapple Group, Inc.	94,390	2,610,827
Estee Lauder Cos., Inc.	43,854	2,303,212
General Mills, Inc.	121,332	8,652,185
H.J. Heinz Co.	117,268	5,116,403
Hershey Co. (The)	61,778	2,250,573
Hormel Foods Corp.	25,928	1,003,414
J.M. Smucker Co.	44,220	2,656,295
Kellogg Co.	94,445	5,139,697
Kimberly-Clark Corp.	154,321	9,165,124
Kraft Foods, Inc.	548,796	15,179,697
Kroger Co. (The)	241,793	5,181,624
Lorillard, Inc.	59,681	4,517,852
McCormick & Co., Inc.	48,642	1,765,705
Mead Johnson Nutrition Co.	75,975	3,436,349
Molson Coors Brewing Co.	58,430	2,454,060
Pepsi Bottling Group, Inc.	53,516	1,990,795
PepsiCo, Inc.	579,739	34,564,039
Philip Morris International, Inc.	707,632	32,204,332
Procter & Gamble Co.	1,085,488	66,811,786
Reynolds American, Inc.	62,786	3,340,215
Safeway, Inc.	150,985	3,389,613

1138

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	259,064	$3,145,037
#*SUPERVALU, Inc.	78,763	1,158,604
#Sysco Corp.	219,880	6,154,441
Tyson Foods, Inc. Class A	113,351	1,566,511
Walgreen Co.	367,370	13,243,688
Wal-Mart Stores, Inc.	792,715	42,354,762
#*Whole Foods Market, Inc.	52,251	1,422,272

Total Consumer Staples		413,753,736

Energy — (10.4%)
Anadarko Petroleum Corp.	182,606	11,646,611
Apache Corp.	124,895	12,335,879
#Baker Hughes, Inc.	115,129	5,213,041
BJ Services Co.	109,038	2,253,815
Cabot Oil & Gas Corp.	38,509	1,473,739
*Cameron International Corp.	90,804	3,419,679
Chesapeake Energy Corp.	240,637	5,962,985
Chevron Corp.	745,373	53,756,301
ConocoPhillips	551,224	26,458,752
CONSOL Energy, Inc.	67,183	3,131,400
#*Denbury Resources, Inc.	92,814	1,257,630
Devon Energy Corp.	164,992	11,039,615
#Diamond Offshore Drilling, Inc.	25,822	2,363,488
El Paso Corp.	260,537	2,644,451
EOG Resources, Inc.	93,754	8,477,237
Exxon Mobil Corp.	1,763,722	113,636,608
#*FMC Technologies, Inc.	45,389	2,413,333
Halliburton Co.	335,086	9,787,862
Hess Corp.	108,146	6,249,757
Marathon Oil Corp.	262,979	7,839,404
Massey Energy Co.	31,781	1,224,204
Murphy Oil Corp.	70,935	3,623,360
#*Nabors Industries, Ltd.	105,248	2,347,030
National-Oilwell, Inc.	155,420	6,356,678
Noble Energy, Inc.	64,450	4,765,433
Occidental Petroleum Corp.	301,551	23,623,505
Peabody Energy Corp.	99,506	4,191,193
#Pioneer Natural Resources Co.	42,844	1,884,279
Range Resources Corp.	58,600	2,695,600
*Rowan Cos., Inc.	42,260	907,745
Schlumberger, Ltd.	446,110	28,310,141
#Smith International, Inc.	91,917	2,786,923
*Southwestern Energy Co.	128,284	5,500,818
Spectra Energy Corp.	240,283	5,106,014
*Sunoco, Inc.	43,434	1,089,759
#Tesoro Petroleum Corp.	52,088	651,100
Valero Energy Corp.	209,667	3,862,066
Williams Cos., Inc. (The)	216,645	4,514,882
XTO Energy, Inc.	215,607	9,609,604

Total Energy		404,411,921

Financials — (12.4%)
Aflac, Inc.	173,834	8,418,781
Allstate Corp.	199,313	5,965,438
American Express Co.	441,802	16,638,263
#*American International Group, Inc.	50,009	1,211,718
Ameriprise Financial, Inc.	94,738	3,622,781
AON Corp.	101,768	3,958,775
Assurant, Inc.	43,393	1,363,842
Bank of America Corp.	3,691,718	56,040,279
Bank of New York Mellon Corp.	447,403	13,014,953

1139

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
BB&T Corp.	255,464	$7,119,782
Capital One Financial Corp.	167,156	6,161,370
#*CB Richard Ellis Group, Inc.	100,210	1,232,583
Charles Schwab Corp. (The)	354,041	6,475,410
Chubb Corp.	126,901	6,345,050
Cincinnati Financial Corp.	60,446	1,595,170
Citigroup, Inc.	7,244,643	24,052,215
CME Group, Inc.	24,713	7,088,183
Comerica, Inc.	56,145	1,937,564
Discover Financial Services	201,667	2,758,805
*E*TRADE Financial Corp.	575,251	874,382
#Federated Investors, Inc.	32,730	830,687
Fifth Third Bancorp	295,477	3,675,734
*First Horizon National Corp.	82,447	1,067,689
Franklin Resources, Inc.	55,360	5,482,301
*Genworth Financial, Inc.	181,508	2,512,071
Goldman Sachs Group, Inc.	190,992	28,404,330
Hartford Financial Services Group, Inc.	142,295	3,413,657
Hudson City Bancorp, Inc.	175,648	2,330,849
Huntington Bancshares, Inc.	265,656	1,272,492
*IntercontinentalExchange, Inc.	27,216	2,598,584
Invesco, Ltd.	159,299	3,074,471
#Janus Capital Group, Inc.	67,623	825,677
JPMorgan Chase & Co.	1,464,041	57,009,757
KeyCorp.	326,398	2,343,538
Legg Mason, Inc.	60,358	1,556,029
*Leucadia National Corp.	70,455	1,573,260
Lincoln National Corp.	112,228	2,758,564
Loews Corp.	134,078	4,795,970
#M&T Bank Corp.	30,711	2,264,936
Marsh & McLennan Cos., Inc.	195,982	4,225,372
Marshall & Ilsley Corp.	194,935	1,347,001
MetLife, Inc.	304,198	10,744,273
#Moody’s Corp.	72,927	2,012,056
Morgan Stanley	505,059	13,525,480
*NASDAQ OMX Group, Inc. (The)	54,891	987,489
Northern Trust Corp.	89,724	4,532,856
NYSE Euronext, Inc.	96,595	2,261,289
#People’s United Financial, Inc.	129,383	2,092,123
#Plum Creek Timber Co., Inc.	60,488	2,187,851
PNC Financial Services Group, Inc.	171,420	9,501,811
#Principal Financial Group, Inc.	118,494	2,731,287
*Progressive Corp.	250,490	4,153,124
Prudential Financial, Inc.	172,386	8,617,576
Regions Financial Corp.	441,379	2,802,757
*SLM Corp.	176,320	1,856,650
State Street Corp.	183,779	7,880,444
#SunTrust Banks, Inc.	185,445	4,511,877
T. Rowe Price Group, Inc.	95,667	4,746,997
#*Torchmark Corp.	30,755	1,380,900
Travelers Cos., Inc. (The)	202,988	10,285,402
#U.S. Bancorp	710,507	17,819,516
Unum Group	123,257	2,412,140
Wells Fargo & Co.	1,898,869	53,984,846
#XL Capital, Ltd.	127,107	2,131,584
#Zions Bancorporation	51,347	974,053

Total Financials		483,372,694

Health Care — (12.0%)
Abbott Laboratories	574,647	30,421,812
Aetna, Inc.	161,054	4,826,788

1140

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Allergan, Inc.	114,247	$6,569,203
AmerisourceBergen Corp.	107,029	2,917,611
*Amgen, Inc.	376,031	21,990,293
Bard (C.R.), Inc.	35,864	2,972,767
Baxter International, Inc.	223,976	12,898,778
Becton Dickinson & Co.	88,094	6,639,645
*Biogen Idec, Inc.	107,443	5,773,987
*Boston Scientific Corp.	561,157	4,842,785
Bristol-Myers Squibb Co.	635,931	15,491,279
Cardinal Health, Inc.	134,749	4,456,149
*CareFusion Corp.	65,798	1,694,299
*Celgene Corp.	170,752	9,695,299
*Cephalon, Inc.	27,737	1,770,730
Cigna Corp.	101,587	3,430,593
*Coventry Health Care, Inc.	54,978	1,257,897
*DaVita, Inc.	37,969	2,269,027
#DENTSPLY International, Inc.	56,483	1,893,875
#Eli Lilly & Co.	375,660	13,223,232
*Express Scripts, Inc.	102,063	8,559,003
*Forest Laboratories, Inc.	112,112	3,323,000
*Genzyme Corp.	98,594	5,349,710
*Gilead Sciences, Inc.	334,342	16,138,688
*Hospira, Inc.	60,245	3,050,807
*Humana, Inc.	63,096	3,067,728
IMS Health, Inc.	67,780	1,466,759
*Intuitive Surgical, Inc.	14,188	4,654,515
Johnson & Johnson	1,025,066	64,435,649
*King Pharmaceuticals, Inc.	92,227	1,107,646
#*Laboratory Corp. of America Holdings	39,455	2,805,251
*Life Technologies Corp.	66,255	3,293,536
McKesson Corp.	99,561	5,856,178
*Medco Health Solutions, Inc.	177,127	10,889,768
Medtronic, Inc.	411,201	17,636,411
Merck & Co., Inc.	1,134,806	43,326,893
*Millipore Corp.	20,660	1,424,920
#*Mylan, Inc.	113,531	2,069,670
#*Patterson Cos., Inc.	34,579	987,576
PerkinElmer, Inc.	43,379	873,653
Pfizer, Inc.	2,998,008	55,942,829
Quest Diagnostics, Inc.	57,703	3,212,326
*St. Jude Medical, Inc.	124,182	4,685,387
Stryker Corp.	104,915	5,447,187
*Tenet Healthcare Corp.	160,874	891,242
*Thermo Fisher Scientific, Inc.	151,698	7,000,863
UnitedHealth Group, Inc.	431,714	14,246,562
#*Varian Medical Systems, Inc.	46,236	2,325,208
#*Waters Corp.	35,180	2,004,556
*Watson Pharmaceuticals, Inc.	39,432	1,513,006
*WellPoint, Inc.	170,284	10,850,496
*Zimmer Holdings, Inc.	79,126	4,456,376

Total Health Care		467,929,448

Industrials — (9.5%)
3M Co.	263,022	21,170,641
Avery Dennison Corp.	41,886	1,361,714
B.F. Goodrich Co.	46,200	2,860,242
#Boeing Co.	269,947	16,358,788
Burlington Northern Santa Fe Corp.	97,388	9,712,505
C.H. Robinson Worldwide, Inc.	62,318	3,529,068
#Caterpillar, Inc.	231,356	12,086,037
Cintas Corp.	48,841	1,226,398

1141

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
CSX Corp.	145,844	$6,250,874
Cummins, Inc.	74,970	3,385,645
Danaher Corp.	96,669	6,897,333
Deere & Co.	157,134	7,848,843
#Dover Corp.	69,168	2,965,924
Dun & Bradstreet Corp. (The)	19,309	1,524,832
Eaton Corp.	61,597	3,772,200
Emerson Electric Co.	279,439	11,607,896
Equifax, Inc.	46,986	1,503,552
#Expeditors International of Washington, Inc.	78,780	2,686,398
#Fastenal Co.	49,045	2,034,387
FedEx Corp.	116,107	9,096,983
#*First Solar, Inc.	18,022	2,041,893
Flowserve Corp.	20,748	1,870,847
Fluor Corp.	66,498	3,015,019
General Dynamics Corp.	143,333	9,581,811
General Electric Co.	3,955,772	63,608,814
Honeywell International, Inc.	283,487	10,953,938
#Illinois Tool Works, Inc.	143,295	6,246,229
#*Iron Mountain, Inc.	67,240	1,537,106
ITT Industries, Inc.	67,876	3,279,090
*Jacobs Engineering Group, Inc.	46,193	1,745,633
L-3 Communications Holdings, Inc.	43,180	3,598,621
Lockheed Martin Corp.	118,833	8,855,435
Masco Corp.	133,412	1,809,067
#*Monster Worldwide, Inc.	46,700	728,053
Norfolk Southern Corp.	136,680	6,432,161
Northrop Grumman Corp.	116,565	6,597,579
#Paccar, Inc.	135,051	4,865,888
Pall Corp.	43,427	1,496,929
Parker Hannifin Corp.	59,699	3,337,771
#Pitney Bowes, Inc.	76,956	1,609,920
Precision Castparts Corp.	52,281	5,502,575
*Quanta Services, Inc.	77,957	1,420,377
R. R. Donnelley & Sons Co.	76,273	1,511,731
Raytheon Co.	142,373	7,464,616
Republic Services, Inc.	120,046	3,216,032
#Robert Half International, Inc.	56,088	1,509,889
#Rockwell Automation, Inc.	52,849	2,549,436
Rockwell Collins, Inc.	58,415	3,107,094
Roper Industries, Inc.	33,830	1,694,206
Ryder System, Inc.	20,823	757,957
Southwest Airlines Co.	275,647	3,123,081
*Stericycle, Inc.	31,291	1,656,233
Textron, Inc.	100,725	1,967,159
Union Pacific Corp.	187,450	11,340,725
United Parcel Service, Inc.	368,848	21,308,349
United Technologies Corp.	348,316	23,504,364
#W.W. Grainger, Inc.	23,467	2,329,804
#Waste Management, Inc.	181,916	5,830,408

Total Industrials		370,886,100

Information Technology — (17.2%)
*Adobe Systems, Inc.	194,587	6,285,160
*Advanced Micro Devices, Inc.	209,185	1,560,520
*Affiliated Computer Services, Inc. Class A	36,276	2,231,700
*Agilent Technologies, Inc.	128,216	3,593,894
#*Akamai Technologies, Inc.	63,633	1,571,735
Altera Corp.	109,736	2,339,572
Amphenol Corp.	63,714	2,538,366
Analog Devices, Inc.	108,432	2,923,327

1142

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Apple, Inc.	334,621	$64,287,387
Applied Materials, Inc.	495,503	6,035,227
*Autodesk, Inc.	85,345	2,030,358
Automatic Data Processing, Inc.	187,481	7,647,350
*BMC Software, Inc.	68,133	2,632,659
*Broadcom Corp.	160,027	4,275,921
CA, Inc.	147,311	3,246,734
*Cisco Sytems, Inc.	2,137,209	48,023,086
*Citrix Systems, Inc.	67,981	2,824,611
*Cognizant Technology Solutions Corp.	109,491	4,780,377
*Computer Sciences Corp.	56,626	2,904,914
*Compuware Corp.	85,624	649,886
Corning, Inc.	578,123	10,452,464
*Dell, Inc.	639,708	8,252,233
*eBay, Inc.	417,916	9,620,426
*Electronic Arts, Inc.	120,920	1,968,578
*EMC Corp.	757,839	12,633,176
Fidelity National Information Services, Inc.	121,777	2,869,066
*Fiserv, Inc.	57,176	2,575,207
*FLIR Systems, Inc.	56,389	1,667,987
*Google, Inc.	89,582	47,426,502
Harris Corp.	48,934	2,100,247
Hewlett-Packard Co.	880,904	41,464,151
Intel Corp.	2,051,546	39,799,992
International Business Machines Corp.	488,032	59,730,236
*Intuit, Inc.	117,683	3,484,594
Jabil Circuit, Inc.	70,821	1,025,488
*JDS Uniphase Corp.	82,705	650,061
*Juniper Networks, Inc.	195,211	4,847,089
#KLA-Tencor Corp.	63,489	1,790,390
#*Lexmark International, Inc.	29,015	748,297
Linear Technology Corp.	82,891	2,163,455
*LSI Corp.	242,662	1,210,883
#MasterCard, Inc. Class A	35,671	8,914,183
*McAfee, Inc.	58,598	2,209,145
*MEMC Electronic Materials, Inc.	83,057	1,044,857
Microchip Technology, Inc.	68,208	1,760,448
*Micron Technology, Inc.	315,740	2,753,253
Microsoft Corp.	2,869,943	80,874,994
Molex, Inc.	50,346	1,014,975
*Motorola, Inc.	858,567	5,280,187
#National Semiconductor Corp.	87,906	1,165,634
*NetApp, Inc.	125,910	3,667,758
*Novell, Inc.	128,842	575,924
*Novellus Systems, Inc.	36,037	753,173
*Nvidia Corp.	206,157	3,172,756
Oracle Corp.	1,452,753	33,500,484
#Paychex, Inc.	119,492	3,464,073
*QLogic Corp.	42,577	731,899
QUALCOMM, Inc.	620,558	24,319,668
*Red Hat, Inc.	69,762	1,898,922
*SAIC, Inc.	113,754	2,085,111
*Salesforce.com, Inc.	40,834	2,595,001
*Sandisk Corp.	84,786	2,155,260
*Symantec Corp.	301,141	5,104,340
*Tellabs, Inc.	143,475	922,544
*Teradata Corp.	63,604	1,779,004
#*Teradyne, Inc.	64,969	606,810
Texas Instruments, Inc.	465,470	10,473,075
#Total System Services, Inc.	73,258	1,048,322
*VeriSign, Inc.	71,459	1,637,126

1143

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Visa, Inc.	166,416	$13,651,104
*Western Digital Corp.	83,734	3,181,055
Western Union Co.	257,133	4,767,246
#Xerox Corp.	322,943	2,816,063
#Xilinx, Inc.	102,859	2,425,415
*Yahoo!, Inc.	442,444	6,641,084

Total Information Technology		667,854,199

Materials — (3.1%)
Air Products & Chemicals, Inc.	78,652	5,974,406
Airgas, Inc.	30,503	1,289,057
AK Steel Holding Corp.	40,631	826,435
Alcoa, Inc.	362,002	4,608,285
#Allegheny Technologies, Inc.	36,436	1,488,411
#Ball Corp.	34,960	1,775,618
Bemis Co., Inc.	40,197	1,127,928
CF Industries Holdings, Inc.	18,088	1,679,652
Cliffs Natural Resources, Inc.	48,660	1,943,967
Dow Chemical Co.	424,919	11,511,056
E.I. du Pont de Nemours & Co.	335,755	10,948,971
Eastman Chemical Co.	27,011	1,526,932
#Ecolab, Inc.	88,256	3,874,438
FMC Corp.	26,860	1,368,248
*Freeport-McMoRan Copper & Gold, Inc. Class B	159,708	10,650,927
#International Flavors & Fragrances, Inc.	29,365	1,167,846
International Paper Co.	160,903	3,686,288
MeadWestavco Corp.	63,581	1,530,395
Monsanto Co.	202,499	15,365,624
Newmont Mining Corp.	182,108	7,805,149
Nucor Corp.	116,959	4,771,927
*Owens-Illinois, Inc.	62,604	1,704,081
*Pactiv Corp.	49,158	1,108,513
PPG Industries, Inc.	62,038	3,640,390
Praxair, Inc.	113,985	8,585,350
Sealed Air Corp.	59,057	1,171,691
#Sigma-Aldrich Corp.	45,211	2,163,346
#*Titanium Metals Corp.	31,434	365,577
#United States Steel Corp.	53,256	2,366,164
#Vulcan Materials Co.	46,588	2,058,724
#Weyerhaeuser Co.	78,523	3,133,068

Total Materials		121,218,464

Real Estate Investment Trusts — (1.0%)
#Apartment Investment & Management Co. Class A	43,467	667,653
#AvalonBay Communities, Inc.	30,253	2,317,682
#Boston Properties, Inc.	51,536	3,343,140
#Equity Residential	102,593	3,288,106
HCP, Inc.	108,907	3,087,513
#Health Care REIT, Inc.	45,700	1,965,100
Host Marriott Corp.	234,481	2,485,499
#Kimco Realty Corp.	149,249	1,883,522
#ProLogis	175,805	2,215,143
Public Storage	50,389	3,989,801
#Simon Property Group, Inc.	105,927	7,626,744
#Ventas, Inc.	58,182	2,455,280
#Vornado Realty Trust	58,253	3,767,804

Total Real Estate Investment Trusts		39,092,987

Telecommunication Services — (2.7%)
*American Tower Corp.	149,147	6,331,290

1144

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
AT&T, Inc.	2,192,348	$55,597,945
CenturyTel, Inc.	110,536	3,759,329
#Frontier Communications Corp.	116,036	883,034
*MetroPCS Communications, Inc.	96,883	545,451
Qwest Communications International, Inc.	551,672	2,322,539
#*Sprint Nextel Corp.	1,103,038	3,617,965
Verizon Communications, Inc.	1,055,364	31,048,809
Windstream Corp.	162,260	1,672,901

Total Telecommunication Services		105,779,263

Utilities — (3.4%)
*AES Corp.	248,021	3,132,505
Allegheny Energy, Inc.	62,996	1,319,766
#Ameren Corp.	88,021	2,248,937
American Electric Power Co., Inc.	177,460	6,148,989
CenterPoint Energy, Inc.	145,030	2,023,169
#CMS Energy Corp.	85,303	1,294,047
Consolidated Edison, Inc.	104,250	4,559,895
Constellation Energy Group, Inc.	74,638	2,409,315
Dominion Resources, Inc.	221,888	8,311,924
DTE Energy Co.	61,274	2,575,959
Duke Energy Corp.	484,690	8,011,926
Edison International, Inc.	121,045	4,033,219
Entergy Corp.	70,192	5,356,352
EQT Corp.	48,639	2,141,089
Exelon Corp.	244,972	11,175,623
FirstEnergy Corp.	113,252	4,940,052
FPL Group, Inc.	153,566	7,487,878
#Integrys Energy Group, Inc.	28,391	1,188,163
#Nicor, Inc.	16,804	680,898
NiSource, Inc.	102,448	1,459,884
Northeast Utilities, Inc.	65,188	1,650,560
*NRG Energy, Inc.	95,260	2,296,719
Pepco Holdings, Inc.	82,326	1,351,793
PG&E Corp.	137,819	5,821,475
Pinnacle West Capital Corp.	37,628	1,347,835
PPL Corp.	140,088	4,131,195
#Progress Energy, Inc.	103,887	4,048,476
Public Service Enterprise Group, Inc.	187,982	5,750,369
Questar Corp.	64,780	2,687,074
SCANA Corp.	41,171	1,466,099
Sempra Energy	91,558	4,646,569
#Southern Co.	297,295	9,513,440
TECO Energy, Inc.	79,418	1,236,538
Wisconsin Energy Corp.	43,434	2,125,660
Xcel Energy, Inc.	169,654	3,525,410

Total Utilities		132,098,802

TOTAL COMMON STOCKS		3,552,283,807

TEMPORARY CASH INVESTMENTS — (2.7%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	105,636,917	105,636,917

1145

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund LP	233,994,528	$233,994,528
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $769,020 FHLMC 4.000%, 04/01/24, valued at $713,421) to be repurchased at $692,649	$693	692,642

TOTAL SECURITIES LENDING COLLATERAL		234,687,170

TOTAL INVESTMENTS — (100.0%) (Cost $3,475,178,200)##		$3,892,607,894

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$345,886,193	—	—	$345,886,193
Consumer Staples	413,753,736	—	—	413,753,736
Energy	404,411,921	—	—	404,411,921
Financials	483,372,694	—	—	483,372,694
Health Care	467,929,448	—	—	467,929,448
Industrials	370,886,100	—	—	370,886,100
Information Technology	667,854,199	—	—	667,854,199
Materials	121,218,464	—	—	121,218,464
Real Estate Investment Trusts	39,092,987	—	—	39,092,987
Telecommunication Services	105,779,263	—	—	105,779,263
Utilities	132,098,802	—	—	132,098,802
Temporary Cash Investments	105,636,917	—	—	105,636,917
Securities Lending Collateral	—	$234,687,170	—	234,687,170
Other Financial Instruments**	(6,985,936)	—	—	(6,985,936)

TOTAL	$3,650,934,788	$234,687,170	—	$3,885,621,958

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

1146

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENT

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.5%)
Consumer Discretionary — (16.2%)
#*AutoNation, Inc.	360,341	$6,486,138
*Carnival Corp.	2,691,598	89,710,961
CBS Corp.	4,758	61,616
#CBS Corp. Class B	3,870,469	50,045,164
#*Clear Channel Outdoor Holdings, Inc.	94,100	955,115
Comcast Corp. Class A	11,512,642	182,245,123
#Comcast Corp. Special Class A	3,559,973	53,897,991
#D.R. Horton, Inc.	343,119	4,045,373
#*DIRECTV Class A	2,521,835	76,537,692
#*Discovery Communications, Inc. (25470F104)	601,645	17,844,791
*Discovery Communications, Inc. (25470F302)	579,219	15,210,291
Disney (Walt) Co.	4,577,802	135,274,049
#*Expedia, Inc.	1,028,174	22,013,205
#Fortune Brands, Inc.	701,056	29,142,898
#*GameStop Corp. Class A	187,400	3,704,898
#J.C. Penney Co., Inc.	815,260	20,242,906
#Lennar Corp. Class A	485,925	7,463,808
#*Liberty Global, Inc. Class A	529,579	13,440,715
#*Liberty Global, Inc. Series C	383,654	9,614,369
*Liberty Media Corp. Interactive Class A	3,585,265	37,215,051
*Liberty Media Corp. Series A	295,430	13,855,667
#*Live Nation Entertainment, Inc.	108,704	1,246,835
#Macy’s, Inc.	1,912,303	30,462,987
#*MGM Mirage	1,629,488	18,022,137
#*Mohawk Industries, Inc.	392,417	16,249,988
News Corp. Class A	7,633,789	96,262,079
#News Corp. Class B	2,417,961	35,495,668
*Pulte Homes, Inc.	265,720	2,795,374
#*Royal Caribbean Cruises, Ltd.	726,378	18,951,202
#*Sears Holdings Corp.	556,224	51,884,575
#Time Warner Cable, Inc.	1,980,956	86,349,872
Time Warner, Inc.	6,114,193	167,834,598
#*Toll Brothers, Inc.	904,000	16,696,880
Washington Post Co.	24,866	10,807,261
Wendy’s/Arby’s Group, Inc.	834,900	3,848,889
#Whirlpool Corp.	322,215	24,224,124
#Wyndham Worldwide Corp.	521,761	10,951,763

Total Consumer Discretionary		1,381,092,053

Consumer Staples — (6.4%)
Archer-Daniels-Midland Co.	2,287,369	68,506,702
#Bunge, Ltd.	304,332	17,891,678
*Constellation Brands, Inc. Class A	855,902	13,762,904
#Corn Products International, Inc.	428,526	12,178,709
CVS Caremark Corp.	5,193,858	168,125,183
Del Monte Foods Co.	150,209	1,709,378
J.M. Smucker Co.	526,102	31,602,947
#Kraft Foods, Inc.	3,517,062	97,281,935
Molson Coors Brewing Co.	757,690	31,822,980
PepsiAmericas, Inc.	521,775	15,157,564
*Ralcorp Holdings, Inc.	80,012	4,944,742
Safeway, Inc.	1,450,863	32,571,874
#*Smithfield Foods, Inc.	18,000	271,080
#*SUPERVALU, Inc.	1,327,679	19,530,158
Tyson Foods, Inc. Class A	1,926,959	26,630,573

Total Consumer Staples		541,988,407

1147

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (12.9%)
Anadarko Petroleum Corp.	2,760,568	$176,069,027
BJ Services Co.	567,800	11,736,426
Chesapeake Energy Corp.	2,871,807	71,163,377
#Cimarex Energy Co.	368,647	18,141,119
ConocoPhillips	5,598,408	268,723,584
Helmerich & Payne, Inc.	474,383	19,843,441
Hess Corp.	920,757	53,210,547
Marathon Oil Corp.	3,320,235	98,976,205
Murphy Oil Corp.	126,690	6,471,325
#*Nabors Industries, Ltd.	1,084,214	24,177,972
National-Oilwell, Inc.	1,789,821	73,203,679
#Noble Energy, Inc.	499,005	36,896,430
#Patterson-UTI Energy, Inc.	687,685	10,562,842
#Pioneer Natural Resources Co.	650,933	28,628,033
#*Plains Exploration & Production Co.	417,193	13,913,387
*Pride International, Inc.	703,804	20,832,598
#*Rowan Cos., Inc.	456,566	9,807,038
#Smith International, Inc.	687,354	20,840,573
#*Sunoco, Inc.	303,669	7,619,055
#Tesoro Petroleum Corp.	321,700	4,021,250
Tidewater, Inc.	273,715	12,815,336
Valero Energy Corp.	1,907,395	35,134,216
*Whiting Petroleum Corp.	187,793	12,499,502
XTO Energy, Inc.	1,447,017	64,493,548

Total Energy		1,099,780,510

Financials — (26.3%)
*Allegheny Corp.	36,844	9,620,337
Allied World Assurance Co. Holdings, Ltd.	151,739	6,791,838
Allstate Corp.	2,596,315	77,707,708
American Financial Group, Inc.	689,393	17,103,840
#American National Insurance Co.	92,588	9,855,067
#*AmeriCredit Corp.	88,688	1,859,787
Ameriprise Financial, Inc.	369,758	14,139,546
*Arch Capital Group, Ltd.	63,707	4,557,599
Aspen Insurance Holdings, Ltd.	195,951	5,218,175
Assurant, Inc.	294,109	9,243,846
Axis Capital Holdings, Ltd.	588,936	16,961,357
Bank of America Corp.	18,421,014	279,630,993
Capital One Financial Corp.	2,008,833	74,045,584
Chubb Corp.	1,669,873	83,493,650
#Cincinnati Financial Corp.	990,152	26,130,111
Citigroup, Inc.	28,695,132	95,267,838
CME Group, Inc.	263,909	75,694,379
#*CNA Financial Corp.	1,676,585	39,382,982
#Comerica, Inc.	679,430	23,447,129
Discover Financial Services	2,218,936	30,355,045
#Endurance Specialty Holdings, Ltd.	7,900	284,558
#Everest Re Group, Ltd.	196,391	16,838,564
Fidelity National Financial, Inc.	945,859	12,201,581
#Fifth Third Bancorp	2,666,262	33,168,299
First American Corp.	567,231	16,773,021
First Niagara Financial Group, Inc.	100,726	1,382,968

#*Genworth Financial, Inc.	1,825,288	25,261,986
Hanover Insurance Group, Inc.	304,654	12,923,423
Hartford Financial Services Group, Inc.	1,539,970	36,943,880
HCC Insurance Holdings, Inc.	473,689	12,836,972
#Huntington Bancshares, Inc.	820,600	3,930,674
Invesco, Ltd.	215,078	4,151,005
JPMorgan Chase & Co.	5,245,477	204,258,874
KeyCorp	1,469,484	10,550,895

1148

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Legg Mason, Inc.	708,866	$18,274,566
Lincoln National Corp.	1,400,651	34,428,002
Loews Corp.	2,592,160	92,721,563
#M&T Bank Corp.	463,913	34,213,584
#*Markel Corp.	7,287	2,368,348
#Marshall & Ilsley Corp.	385,307	2,662,471
#Mercury General Corp.	171,128	6,540,512
MetLife, Inc.	4,663,914	164,729,443
*NASDAQ OMX Group, Inc. (The)	213,650	3,843,564
#New York Community Bancorp, Inc.	499,107	7,501,578
NYSE Euronext, Inc.	1,058,346	24,775,880
#Old Republic International Corp.	1,432,884	15,174,242
PartnerRe, Ltd.	90,832	6,775,159
People’s United Financial, Inc.	252,479	4,082,585
#PNC Financial Services Group, Inc.	1,190,568	65,993,184
Prudential Financial, Inc.	2,044,956	102,227,350
Regions Financial Corp.	3,400,932	21,595,918
Reinsurance Group of America, Inc.	509,512	24,823,425
RenaissanceRe Holdings, Ltd.	106,328	5,760,851
#SunTrust Banks, Inc.	1,953,173	47,520,699
Transatlantic Holdings, Inc.	304,709	15,140,990
Travelers Cos., Inc. (The)	3,328,076	168,633,611
Unum Group	1,898,589	37,155,387
Validus Holdings, Ltd.	284,772	7,546,458
#W. R. Berkley Corp.	674,240	16,404,259
#Wesco Financial Corp.	19,877	7,016,581
White Mountains Insurance Group, Ltd.	30,224	9,685,885

Total Financials		2,239,609,606

Health Care — (6.3%)
Aetna, Inc.	1,506,864	45,160,714
#*Boston Scientific Corp.	4,237,207	36,567,096
Cardinal Health, Inc.	380,120	12,570,568
*CareFusion Corp.	164,010	4,223,258
#*Community Health Systems, Inc.	370,974	12,101,172
*Coventry Health Care, Inc.	355,170	8,126,290
*Health Net, Inc.	585	14,192
#*Hologic, Inc.	778,167	11,726,977
*Humana, Inc.	416,350	20,242,937
*Inverness Medical Innovations, Inc.	234,500	9,466,765
#*King Pharmaceuticals, Inc.	1,215,010	14,592,270
#Omnicare, Inc.	582,523	14,563,075
PerkinElmer, Inc.	424,381	8,547,033
Teleflex, Inc.	52,080	2,976,893
*Thermo Fisher Scientific, Inc.	1,595,876	73,649,677
UnitedHealth Group, Inc.	2,406,388	79,410,804
*Watson Pharmaceuticals, Inc.	464,941	17,839,786
*WellPoint, Inc.	2,580,122	164,405,374

Total Health Care		536,184,881

Industrials — (12.4%)
#*AGCO Corp.	168,971	5,222,894
#*Covanta Holding Corp.	12,000	210,000
CSX Corp.	2,287,204	98,029,563
Eaton Corp.	395,650	24,229,606
FedEx Corp.	563,693	44,165,347
General Electric Co.	18,697,250	300,651,780
#*Hertz Global Holdings, Inc.	847,911	8,784,358
#Ingersoll-Rand P.L.C.	635,764	20,636,899
#*Kansas City Southern	206,873	6,144,128
KBR, Inc.	30,162	564,934

1149

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
L-3 Communications Holdings, Inc.	21,700	$1,808,478
Masco Corp.	1,592,858	21,599,155
Norfolk Southern Corp.	2,186,220	102,883,513
#Northrop Grumman Corp.	1,926,678	109,049,975
*Owens Corning, Inc.	17,600	452,848
Pentair, Inc.	341,927	10,442,451
R. R. Donnelley & Sons Co.	920,372	18,241,773
Republic Services, Inc.	548,028	14,681,670
#Ryder System, Inc.	319,005	11,611,782
Southwest Airlines Co.	4,297,932	48,695,570
#SPX Corp.	65,591	3,570,774
*Terex Corp.	7,200	140,760
Timken Co.	217,642	4,877,357
Tyco International, Ltd.	336,967	11,938,741
Union Pacific Corp.	2,835,808	171,566,384
*URS Corp.	356,821	16,014,127

Total Industrials		1,056,214,867

Information Technology — (3.4%)
*Activision Blizzard, Inc.	1,814,645	18,436,793
#*AOL, Inc.	555,835	13,323,365
*Arrow Electronics, Inc.	521,300	13,694,551
*Avnet, Inc.	860,267	22,745,460
AVX Corp.	179,574	2,133,339
*Computer Sciences Corp.	946,932	48,577,612
*IAC/InterActiveCorp	815,025	16,365,702
*Ingram Micro, Inc.	969,555	16,385,480
#*Micron Technology, Inc.	3,863,757	33,691,961
#*Sandisk Corp.	606,339	15,413,137
*Tellabs, Inc.	1,931,218	12,417,732
Tyco Electronics, Ltd.	1,547,828	38,509,961
#Xerox Corp.	4,141,401	36,113,017

Total Information Technology		287,808,110

Materials — (4.1%)
Alcoa, Inc.	4,803,920	61,153,902
Ashland, Inc.	211,700	8,554,797
Commercial Metals Co.	500	6,870
#*Domtar Corp.	40,319	1,958,294
Dow Chemical Co.	4,372,194	118,442,735
Huntsman Corp.	90,900	1,108,071
International Paper Co.	2,203,145	50,474,052
#MeadWestavco Corp.	1,023,001	24,623,634
Reliance Steel & Aluminum Co.	300,700	12,250,518
Steel Dynamics, Inc.	83,600	1,269,048
#United States Steel Corp.	376,370	16,722,119
#Vulcan Materials Co.	85,338	3,771,086
#Weyerhaeuser Co.	1,105,551	44,111,485

Total Materials		344,446,611

Telecommunication Services — (3.8%)
AT&T, Inc.	9,961,348	252,619,785
CenturyTel, Inc.	313,677	10,668,155
#*Sprint Nextel Corp.	9,790,408	32,112,538
#Telephone & Data Systems, Inc.	309,373	9,760,718
Telephone & Data Systems, Inc. Special Shares	251,163	7,138,052
*United States Cellular Corp.	264,225	9,662,708
Verizon Communications, Inc.	26	765

Total Telecommunication Services		321,962,721

1150

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (0.7%)
*AES Corp.	528,748	$6,678,087
*Calpine Corp.	1,022,886	11,200,602
*Mirant Corp.	321,125	4,518,229
*NRG Energy, Inc.	494,999	11,934,426
Public Service Enterprise Group, Inc.	433,932	13,273,980
Questar Corp.	207,166	8,593,246
*RRI Energy, Inc.	834,099	4,128,790

Total Utilities		60,327,360

TOTAL COMMON STOCKS		7,869,415,126

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	299	299

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund LP	632,111,924	632,111,924
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $2,047,246 FHLMC 4.000%, 04/01/24 & 5.722%, 09/01/37, valued at $1,927,234) tobe repurchased at $1,871,120	$1,871	1,871,101

TOTAL SECURITIES LENDING COLLATERAL		633,983,025

TOTAL INVESTMENTS — (100.0%) (Cost $7,111,266,903)##		$8,503,398,450

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,381,092,053	—	—	$1,381,092,053
Consumer Staples	541,988,407	—	—	541,988,407
Energy	1,099,780,510	—	—	1,099,780,510
Financials	2,239,609,606	—	—	2,239,609,606
Health Care	536,184,881	—	—	536,184,881
Industrials	1,056,214,867	—	—	1,056,214,867
Information Technology	287,808,110	—	—	287,808,110
Materials	344,446,611	—	—	344,446,611
Telecommunication Services	321,962,721	—	—	321,962,721
Utilities	60,327,360	—	—	60,327,360
Temporary Cash Investments	299	—	—	299
Securities Lending Collateral	—	$633,983,025	—	$633,983,025

TOTAL	$7,869,415,425	$633,983,025	—	$8,503,398,450

1151

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.2%)
AUSTRALIA — (4.9%)
*Alumina, Ltd.	2,104,308	$2,880,046
#*Alumina, Ltd. Sponsored ADR	87,059	476,213
Amcor, Ltd.	2,298,994	11,986,628
#Amcor, Ltd. Sponsored ADR	77,103	1,589,093
*Asciano Group, Ltd.	1,328,302	1,991,659
Australia & New Zealand Banking Group, Ltd.	3,176,183	60,783,024
Bendigo Bank, Ltd.	238,547	2,066,811
BlueScope Steel, Ltd.	4,756,814	10,961,938
#Boral, Ltd.	1,212,600	5,654,996
#*Caltex Australia, Ltd.	265,507	2,098,349
Crown, Ltd.	1,179,954	8,057,808
CSR, Ltd.	2,677,178	4,290,885
Downer EDI, Ltd.	474,976	3,470,644
#Fairfax Media, Ltd.	2,908,662	4,417,527
Goodman Fielder, Ltd.	2,376,765	3,270,709
Harvey Norman Holdings, Ltd.	113,157	366,755
Incitec Pivot, Ltd.	4,149,776	12,242,236
Insurance Australia Group, Ltd.	2,620,594	8,777,428
Lend Lease Group	615,482	5,079,060
#Macquarie Group, Ltd.	410,696	18,074,441
National Australia Bank, Ltd.	2,342,165	54,421,855
OneSteel, Ltd.	1,673,037	4,550,824
Origin Energy, Ltd.	494,188	6,975,025
*OZ Minerals, Ltd.	3,889,713	3,621,982
*Primary Health Care, Ltd.	267,081	1,298,776
Qantas Airways, Ltd.	2,850,317	7,147,115
Santos, Ltd.	242,527	2,807,279
Sims Metal Management, Ltd.	99,932	1,876,667
*Sims Metal Management, Ltd.Sponsored ADR	52,061	978,747
Suncorp-Metway, Ltd.	2,617,468	20,472,017
TABCORP Holdings, Ltd.	1,277,891	7,929,699
Tatts Group, Ltd.	1,434,845	2,913,985
Toll Holdings, Ltd.	41,840	316,083
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,372,540
Wesfarmers, Ltd.	2,191,033	53,151,954

TOTAL AUSTRALIA		338,370,798

AUSTRIA — (0.5%)
#Erste Group Bank AG	360,535	13,610,286
OMV AG	383,710	15,112,984
Voestalpine AG	175,999	6,162,049

TOTAL AUSTRIA		34,885,319

BELGIUM — (0.6%)
Delhaize Group SA	201,237	15,774,806
#Delhaize Group SA Sponsored ADR	52,900	4,109,272
*KBC Groep NV	140,969	6,068,866
Solvay SA	55,827	5,532,937
#UCB SA	278,888	12,467,672

TOTAL BELGIUM		43,953,553

CANADA — (8.3%)
#Astral Media, Inc. Class A	40,138	1,272,929
#Bank of Montreal	764,416	37,175,246
BCE, Inc.	651,325	16,733,129
Canadian Pacific Railway, Ltd.	427,751	20,194,408
#Canadian Tire Corp. Class A	166,647	8,335,077
Cenovus Energy, Inc.	671,498	15,518,088

1152

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
*CGI Group, Inc.	400,789	$5,281,381
Empire Co., Ltd. Class A	65,500	2,933,028
EnCana Corp.	765,676	23,416,044
Ensign Energy Services, Inc.	128,319	1,802,526
Fairfax Financial Holdings, Inc.	46,500	15,778,036
George Weston, Ltd.	109,600	7,062,371
Gerdau Ameristeel Corp.	403,761	3,024,667
Goldcorp, Inc.	353,927	11,995,618
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,206,704
Inmet Mining Corp.	87,300	4,421,132
Intact Financial Corp.	128,700	4,544,973
Loblaw Cos., Ltd.	184,013	6,038,827
*Lundin Mining Corp.	373,700	1,464,394
Magna International, Inc. Class A	243,268	13,382,300
Manitoba Telecom Services, Inc.	40,500	1,282,137
Manulife Financial Corp.	2,074,478	37,910,030
Metro, Inc. Class A	137,300	5,016,891
#National Bank of Canada	135,767	7,175,303
*Nexen, Inc.	106,395	2,329,396
Onex Corp.	110,200	2,545,653
*Sino-Forest Corp.	278,730	4,840,791
Sun Life Financial, Inc.	1,262,400	36,871,407
Suncor Energy, Inc.	972,661	30,710,344
Talisman Energy, Inc.	1,688,236	27,930,694
*Teck Resources, Ltd. Class B	1,418,230	46,436,504
#Thomson Reuters Corp.	1,832,184	61,189,891
#Toronto Dominion Bank	944,998	55,679,097
#TransCanada Corp.	925,971	29,591,236
*Viterra, Inc.	460,598	4,105,213
Yamana Gold, Inc.	1,625,161	16,369,403

TOTAL CANADA		574,564,868

DENMARK — (1.2%)
A.P. Moller - Maersk A.S.	3,478	27,142,270
#Carlsberg A.S. Series B	277,074	20,665,122
Danisco A.S.	107,780	7,509,152
*Danske Bank A.S.	965,053	22,923,273
*Jyske Bank A.S.	111,779	4,137,629
#*Sydbank A.S.	60,841	1,568,966

TOTAL DENMARK		83,946,412

FINLAND — (0.7%)
Fortum Oyj	67,502	1,712,975
Kesko Oyj	152,447	4,902,883
#Neste Oil Oyj	302,274	4,945,198
Sampo Oyj	503,782	12,169,452
Stora Enso Oyj Series R	1,304,065	8,007,527
Stora Enso Oyj Sponsored ADR	91,500	554,490
UPM-Kymmene Oyj	1,138,332	12,484,352
UPM-Kymmene Oyj Sponsored ADR	69,300	752,598

TOTAL FINLAND		45,529,475

FRANCE — (8.1%)
#*Air France-KLM SA	320,673	5,225,368
AXA SA	2,818,397	58,033,179
AXA SA Sponsored ADR	140,900	2,901,131
BNP Paribas SA	913,891	65,285,648
Capgemini SA	259,094	11,504,766
#Casino Guichard Perrachon SA	93,798	7,696,224
Ciments Francais SA	26,702	2,614,658

1153

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
CNP Assurances SA	72,302	$6,400,334
#Compagnie de Saint-Gobain SA	846,142	40,420,652
Compagnie Generale des Establissements Michelin SA Series B	218,195	16,896,598
Credit Agricole SA	1,845,722	28,933,276
#European Aeronautic Defence & Space Co.	968,650	18,931,745
France Telecom SA	452,558	10,375,878
GDF Suez SA	285,318	10,788,232
*Groupe Eurotunnel SA	54,603	526,414
Lafarge SA	467,217	34,561,879
Lagardere SCA	238,722	9,249,986
#*Peugeot SA	325,797	10,576,048
PPR SA	161,317	19,672,059
*Renault SA	500,084	23,475,998
Safran SA	312,438	6,101,907
Schneider Electric SA	275,825	28,455,406
SCOR SE	193,766	4,489,216
Societe Generale Paris SA	913,312	52,841,729
STMicroelectronics NV	1,542,301	12,630,348
Vivendi SA	2,686,677	69,849,853

TOTAL FRANCE		558,438,532

GERMANY — (7.2%)
Allianz SE	442,712	49,007,449
Allianz SE Sponsored ADR	2,834,240	31,006,586
Bayerische Motoren Werke AG	915,762	39,135,717
#*Commerzbank AG	1,089,462	8,440,576
Daimler AG (5529027)	1,684,003	77,472,223
#Daimler AG (D1668R123)	404,583	18,533,947
#Deutsche Bank AG (5750355)	774,190	47,226,584
#*Deutsche Bank AG (D18190898)	128,363	7,826,292
#Deutsche Lufthansa AG	464,311	7,446,585
#*Deutsche Postbank AG	27,711	838,904
Deutsche Telekom AG	2,621,866	34,121,422
#Deutsche Telekom AG Sponsored ADR	2,809,150	36,153,760
E.ON AG	545,840	20,072,546
Fraport AG	41,329	2,099,676
Generali Deutschland Holding AG	31,560	3,255,708
#*Hannover Rueckversicherung AG	110,141	5,080,777
Heidelberger Zement AG	151,427	8,868,950
Hochtief AG	8,774	654,424
#Linde AG	133,956	14,706,843
Munchener Rueckversicherungs-Gesellschaft AG	388,934	58,242,957
Porsche Automobil Holding SE	190,907	10,810,988
Salzgitter AG	79,216	7,010,168
SCA Hygiene Products SE	3,195	1,445,213
#ThyssenKrupp AG	409,120	13,001,859

TOTAL GERMANY		502,460,154

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	665,197
*Alpha Bank A.E.	278,473	2,672,831
*EFG Eurobank Ergasias S.A.	116,894	995,915
Hellenic Petroleum S.A.	355,700	4,391,406
Marfin Investment Group S.A.	323,492	893,262
#National Bank of Greece S.A. ADR	619,230	2,761,766
*Piraeus Bank S.A.	174,541	1,474,691

TOTAL GREECE		13,855,068

HONG KONG — (2.4%)
*Cathay Pacific Airways, Ltd.	2,477,000	4,064,630

1154

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Cheung Kong Holdings, Ltd.	3,224,000	$37,935,245
*Dah Sing Financial Holdings, Ltd.	170,000	817,291
Great Eagle Holdings, Ltd.	471,721	1,166,815
Hang Lung Group, Ltd.	1,455,000	6,521,736
Henderson Land Development Co., Ltd.	1,995,000	12,670,279
Hong Kong & Shanghai Hotels, Ltd.	1,164,505	1,639,291
Hopewell Holdings, Ltd.	1,042,000	3,140,373
Hutchison Whampoa, Ltd.	5,568,000	37,838,162
Hysan Development Co., Ltd.	1,029,302	2,580,114
#New World Development Co., Ltd.	4,190,974	6,860,941
Pacific Basin Shipping, Ltd.	301,000	221,604
Sino Land Co., Ltd.	2,411,315	3,997,692
Sinotrans Shipping, Ltd.	1,275,000	594,064
Sun Hung Kai Properties, Ltd.	1,945,000	25,116,814
Wharf Holdings, Ltd.	2,467,740	12,288,880
Wheelock & Co., Ltd.	3,482,000	9,115,278

TOTAL HONG KONG		166,569,209

IRELAND — (0.0%)
#CRH P.L.C. Sponsored ADR	108,490	2,667,769

ITALY — (2.8%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	9,217,582
Banca Popolare di Milano Scarl	982,340	6,377,385
*Banco Popolare Scarl	426,228	2,696,134
*Fiat SpA	443,245	5,554,729
#Fondiaria - SAI SpA	167,605	2,714,626
*Intesa Sanpaolo SpA	11,201,860	42,641,456
Italcementi SpA	273,413	3,382,605
#Telecom Italia SpA	5,476,933	8,188,975
Telecom Italia SpA Sponsored ADR	1,874,500	27,892,560
*UniCredit SpA	22,325,370	61,564,690
Unione di Banche Italiane ScpA	1,533,872	21,054,082
#*Unipol Gruppo Finanziario SpA	1,822,774	2,206,609

TOTAL ITALY		193,491,433

JAPAN — (13.9%)
#77 Bank, Ltd. (The)	737,372	3,933,313
#AEON Co., Ltd.	1,629,800	16,180,551
Aisin Seiki Co., Ltd.	282,500	7,454,540
Ajinomoto Co., Inc.	1,177,000	11,151,435
*Alfresa Holdings Corp.	40,400	1,669,535
Amada Co., Ltd.	631,000	4,214,933
*Aozora Bank, Ltd.	943,000	1,190,761
Asahi Glass Co., Ltd.	1,239,000	12,352,442
Asahi Kasei Corp.	298,000	1,481,208
#Asatsu-DK, Inc.	32,500	663,198
Awa Bank, Ltd. (The)	65,600	359,547
Bank of Iwate, Ltd. (The)	19,600	1,098,335
Bank of Kyoto, Ltd. (The)	473,400	3,913,752
Bridgestone Corp.	807,000	12,861,139
Canon Marketing Japan, Inc.	124,900	1,727,410
Chiba Bank, Ltd. (The)	823,000	4,967,242
Chudenko Corp.	41,100	510,593
Chugoku Bank, Ltd. (The)	255,800	3,270,219
Citizen Holdings Co., Ltd.	377,500	2,476,621
Coca-Cola West Co., Ltd.	92,707	1,546,590
Comsys Holdings Corp.	149,000	1,478,731
Cosmo Oil Co., Ltd.	1,090,364	2,367,293
Credit Saison Co., Ltd.	261,600	3,258,859
Dai Nippon Printing Co., Ltd.	1,408,000	19,307,443

1155

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daicel Chemical Industries, Ltd.	515,000	$3,100,300
#*Daido Steel Co., Ltd.	398,000	1,451,060
Daishi Bank, Ltd. (The)	573,932	1,923,561
Daiwa House Industry Co., Ltd.	916,000	9,632,589
#Dentsu, Inc.	52,700	1,212,898
DIC Corp.	596,000	1,060,042
*Fuji Electric Holdings Co., Ltd.	181,780	360,463
*Fuji Heavy Industries, Ltd.	1,302,000	6,116,657
*Fuji Television Network, Inc.	555	831,764
FUJIFILM Holdings Corp.	1,271,000	40,708,393
Fujikura, Ltd.	609,000	3,264,125
Fukuoka Financial Group, Inc.	1,446,000	5,294,035
Glory, Ltd.	77,800	1,709,600
Gunma Bank, Ltd. (The)	658,397	3,394,434
#H2O Retailing Corp.	198,000	1,190,099
#Hachijuni Bank, Ltd. (The)	993,231	5,727,693
Hakuhodo Dy Holdings, Inc.	31,000	1,511,786
Higo Bank, Ltd. (The)	376,000	2,046,142
#Hino Motors, Ltd.	279,000	1,046,702
*Hitachi High-Technologies Corp.	118,800	2,376,944
Hitachi Transport System, Ltd.	111,000	1,468,930
#*Hitachi, Ltd.	6,574,000	22,517,312
*Hitachi, Ltd. Sponsored ADR	144,840	4,960,770
#Hokkoku Bank, Ltd. (The)	435,409	1,559,295
*Hokuhoku Financial Group, Inc.	423,000	877,934
#House Foods Corp.	117,000	1,719,745
Hyakugo Bank, Ltd. (The)	475,028	2,173,319
Hyakujishi Bank, Ltd. (The)	329,000	1,233,617
Idemitsu Kosan Co., Ltd.	47,124	3,013,722
#Isetan Mitsukoshi Holdings, Ltd.	717,100	6,738,845
*Isuzu Motors, Ltd.	1,424,000	3,029,956
Itochu Corp.	808,000	6,307,694
Iyo Bank, Ltd. (The)	64,000	528,243
#*J Front Retailing Co., Ltd.	928,000	4,419,484
Joyo Bank, Ltd. (The)	948,000	3,834,473
JS Group Corp.	561,100	9,902,901
JTEKT Corp.	209,400	2,365,264
Juroku Bank, Ltd.	400,000	1,564,907
Kagoshima Bank, Ltd. (The)	358,143	2,548,009
#Kajima Corp.	1,404,000	2,939,335
Kamigumi Co., Ltd.	488,000	3,668,118
Kandenko Co., Ltd.	129,000	821,645
Kaneka Corp.	580,542	3,744,218
Kansai Paint Co., Ltd.	64,000	518,233
#*Kawasaki Kisen Kaisha, Ltd.	850,087	3,002,410
Keiyo Bank, Ltd. (The)	317,000	1,487,244
Kinden Corp.	285,000	2,579,988
*Kobe Steel, Ltd.	3,785,000	6,783,837
Kuraray Co., Ltd.	30,500	355,354
Kyocera Corp.	327,900	29,677,054
Kyocera Corp. Sponsored ADR	13,600	1,260,992
Kyowa Hakko Kirin Co., Ltd.	234,000	2,438,567
#Marui Group Co., Ltd.	542,642	3,312,193
#Maruichi Steel Tube, Ltd.	46,900	848,380
*Mazda Motor Corp.	2,314,000	6,277,293
Medipal Holdings Corp.	199,900	2,500,609
*Meiji Holdings Co., Ltd.	115,195	4,347,083
#Mitsubishi Chemical Holdings Corp.	2,534,000	10,556,057
Mitsubishi Gas Chemical Co., Inc.	589,000	3,116,580
#Mitsubishi Heavy Industries, Ltd.	7,683,000	26,788,396
Mitsubishi Logistics Corp.	200,000	2,191,772

1156

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Mitsubishi Materials Corp.	2,075,000	$5,383,947
Mitsubishi Rayon Co., Ltd.	302,000	1,249,311
Mitsubishi Tanabe Pharma Corp.	399,000	5,652,375
Mitsui Chemicals, Inc.	1,351,800	3,614,219
*Mitsui Mining & Smelting Co., Ltd.	359,000	945,770
*Mitsui O.S.K. Lines, Ltd.	447,000	2,786,384
Mitsui Sumitomo Insurance Group Holdings, Inc.	193,100	4,833,372
*Mitsumi Electric Co., Ltd.	137,400	2,388,921
Mizuho Securities Co., Ltd.	495,000	1,458,380
Nagase & Co., Ltd.	235,889	2,739,992
Namco Bandai Holdings, Inc.	315,800	3,143,800
#Nanto Bank, Ltd. (The)	263,000	1,427,034
*NEC Corp.	4,933,101	12,719,866
#NGK Spark Plug Co., Ltd.	134,000	1,555,303
Nippon Express Co., Ltd.	1,710,238	7,167,866
Nippon Kayaku Co., Ltd.	6,000	50,128
Nippon Meat Packers, Inc.	366,536	4,619,982
Nippon Mining Holdings, Inc.	1,899,050	8,177,699
Nippon Oil Corp.	3,159,050	14,761,510
Nippon Paper Group, Inc.	191,700	5,004,928
#Nippon Sheet Glass Co., Ltd.	1,147,739	2,964,536
Nippon Shokubai Co., Ltd.	231,000	2,056,073
Nippon Television Network Corp.	10,790	1,469,793
*Nippon Yusen K.K.	2,449,000	8,455,178
Nishi-Nippon Bank, Ltd.	1,193,569	3,084,495
*Nissan Motor Co., Ltd.	4,991,500	40,575,008
#Nissay Dowa General Insurance Co., Ltd.	383,000	1,827,758
Nisshin Steel Co., Ltd.	1,226,000	2,080,085
Nisshinbo Holdings, Inc.	305,000	2,649,138
NOK Corp.	112,600	1,673,823
#NSK, Ltd.	312,000	2,262,135
NTN Corp.	636,000	2,749,395
#Obayashi Corp.	1,402,682	4,952,855
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,141,221
#Oji Paper Co., Ltd.	1,769,000	7,425,687
#Onward Holdings Co., Ltd.	278,000	1,799,773
Panasonic Electric Works Co., Ltd.	575,000	6,297,887
Q.P. Corp.	41,700	464,573
Rengo Co., Ltd.	269,000	1,591,644
Ricoh Co., Ltd.	1,528,000	21,872,799
Rohm Co., Ltd.	188,200	12,681,077
San-in Godo Bank, Ltd. (The)	309,900	2,460,155
#Sapporo Hokuyo Holdings, Inc.	428,000	1,730,438
#SBI Holdings, Inc.	26,635	5,063,732
Seiko Epson Corp.	249,600	4,161,337
Seino Holdings Co., Ltd.	295,000	1,970,157
Sekisui Chemical Co., Ltd.	867,000	5,857,187
Sekisui House, Ltd.	1,147,000	10,831,733
Seven & I Holdings Co., Ltd.	216,100	4,723,224
#Sharp Corp.	706,000	8,429,629
Shiga Bank, Ltd.	326,185	1,931,199
Shimachu Co., Ltd.	70,700	1,438,975
#Shimizu Corp.	1,309,000	4,969,224
#*Shinsei Bank, Ltd.	1,542,000	1,917,720
Shizuoka Bank, Ltd.	312,000	2,691,008
Showa Denko K.K.	1,456,000	2,979,153
Showa Shell Sekiyu K.K.	238,900	1,883,210
SKY Perfect JSAT Holdings, Inc.	2,815	1,203,254
Sohgo Security Services Co., Ltd.	101,300	1,168,380
Sojitz Corp.	2,155,700	3,964,019
Sompo Japan Insurance, Inc.	460,000	2,998,168

1157

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sony Corp.	652,500	$21,761,952
Sony Corp. Sponsored ADR	1,725,386	57,334,577
Sumitomo Bakelite Co., Ltd.	347,000	1,879,125
Sumitomo Chemical Co., Ltd.	1,982,000	8,905,385
Sumitomo Corp.	2,891,700	32,552,450
Sumitomo Electric Industries, Ltd.	1,902,200	24,846,030
#Sumitomo Forestry Co., Ltd.	158,000	1,160,067
*Sumitomo Heavy Industries, Ltd.	384,000	1,957,948
Sumitomo Rubber Industries, Ltd.	230,300	1,801,655
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,545,613
Suzuken Co., Ltd.	114,000	3,803,717
*Taiheiyo Cement Corp.	1,638,800	1,844,459
#Taisei Corp.	1,831,703	3,542,396
Taisho Pharmaceutical Co., Ltd.	199,000	3,467,399
#Takashimaya Co., Ltd.	465,634	3,385,720
*Takata Corp.	36,900	811,868
TDK Corp.	208,700	13,481,088
Teijin, Ltd.	1,876,862	5,691,578
#Toda Corp.	385,000	1,309,307
*Tokuyama Corp.	395,000	2,095,941
*Tokyo Broadcasting System, Inc.	64,600	961,996
#Tokyo Steel Manufacturing Co., Ltd.	191,400	1,897,114
Tokyo Tatemono Co., Ltd.	315,000	1,246,474
Toppan Printing Co., Ltd.	1,223,000	10,646,016
#*Tosoh Corp.	884,000	2,273,270
*TOTO, Ltd.	17,000	102,898
#Toyo Seikan Kaisha, Ltd.	342,249	4,824,384
Toyobo Co., Ltd.	743,000	1,123,848
#Toyota Auto Body Co., Ltd.	105,100	1,847,554
Toyota Tsusho Corp.	446,700	6,777,541
TV Asahi Corp.	755	1,224,205
#UNY Co., Ltd.	323,750	2,480,100
Wacoal Corp.	97,000	1,138,821
Yamaguchi Financial Group, Inc.	362,148	3,588,426
Yamaha Corp.	285,400	3,388,923
#*Yamaha Motor Co., Ltd.	409,600	5,576,022
#Yamazaki Baking Co., Ltd.	34,000	412,610
#Yokogawa Electric Corp.	69,000	556,686
Yokohama Rubber Co., Ltd.	410,000	1,551,007

TOTAL JAPAN		964,298,547

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (4.1%)
*Aegon NV	3,202,429	19,136,292
*Akzo Nobel NV	50,426	3,001,699
#ArcelorMittal NV	2,446,831	94,723,860
*ING Groep NV	3,093,625	28,970,686
#*ING Groep NV Sponsored ADR	999,504	9,395,338
Koninklijke Ahold NV	1,318,845	16,572,393
Koninklijke DSM NV	443,200	20,656,613
Philips Electronics NV	2,895,914	87,451,304
Philips Electronics NV ADR	133,700	4,043,088

TOTAL NETHERLANDS		283,951,273

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	943,810	3,830,199
Fletcher Building, Ltd.	685,164	3,806,736

TOTAL NEW ZEALAND		7,636,935

1158

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
NORWAY — (1.2%)
*DnB NOR ASA Series A	3,064,469	$34,605,528
#*Marine Harvest ASA	5,002,000	4,468,385
#*Norsk Hydro ASA	2,002,345	14,521,805
#*Norsk Hydro ASA Sponsored ADR	59,900	434,874
Orkla ASA	2,700,350	24,351,528
#*Storebrand ASA	713,900	4,990,972

TOTAL NORWAY		83,373,092

PORTUGAL — (0.2%)
#Banco BPI SA	275,646	767,504
#Banco Comercial Portugues SA	3,941,284	4,258,436
#Banco Espirito Santo SA	747,704	4,351,391
Cimpor Cimentos de Portugal SA	129,009	1,087,197

TOTAL PORTUGAL		10,464,528

SINGAPORE — (1.7%)
Capitaland, Ltd.	4,973,000	13,519,613
City Developments, Ltd.	804,000	6,093,110
DBS Group Holdings, Ltd.	4,164,750	41,960,872
Fraser & Neave, Ltd.	2,351,450	6,915,250
*Golden Agri-Resources, Ltd.	2,508,000	921,898
Jardine Cycle & Carriage, Ltd.	324	5,792
#Neptune Orient Lines, Ltd.	1,457,000	1,778,153
Overseas-Chinese Banking Corp., Ltd.	3,040,777	17,601,202
Singapore Airlines, Ltd.	1,568,600	15,345,810
Singapore Airport Terminal Services, Ltd.	890,078	1,562,612
Singapore Land, Ltd.	532,000	2,417,301
United Industrial Corp., Ltd.	1,391,000	1,917,629
United Overseas Bank, Ltd.	498,000	6,383,502
UOL Group, Ltd.	1,376,600	3,648,037
Venture Corp., Ltd.	48,000	287,784
Wheelock Properties, Ltd.	476,000	654,159

TOTAL SINGAPORE		121,012,724

SPAIN — (4.5%)
Acciona SA	93,126	11,224,917
#Acerinox SA	95,971	1,805,885
#Banco de Sabadell SA	2,431,718	12,961,549
#Banco Espanol de Credito SA	218,246	2,526,729
#Banco Popular Espanol SA	2,035,899	15,428,114
#Banco Santander SA	5,654,108	80,746,093
#Banco Santander SA Sponsored ADR	5,610,026	78,989,166
#Cia Espanola de Petroleous SA	8,488	258,315
Criteria Caixacorp SA	1,702,347	7,709,927
Fomento de Construcciones y Contratas SA	50,784	1,953,718
#Gas Natural SDG SA	815,621	16,199,893
*Iberdrola Renovables SA	2,999,823	13,289,251
Mapfre SA	359,181	1,416,280
Repsol YPF SA	1,204,043	28,444,630
Repsol YPF SA Sponsored ADR	1,432,181	33,785,150
#*Sacyr Vallehermoso SA	335,900	3,496,017

TOTAL SPAIN		310,235,634

SWEDEN — (2.8%)
#*Boliden AB	91,703	1,225,544
Holmen AB Series A	6,300	158,897
#Nordea Bank AB	6,583,962	60,383,877
#*Skandinaviska Enskilda Banken AB Series A	2,552,148	15,114,800
*Skandinaviska Enskilda Banken AB Series C	9,800	61,927
#SSAB AB Series A	507,586	8,204,182

1159

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
SSAB AB Series B	233,785	$3,460,541
Svenska Cellulosa AB	57,000	771,193
Svenska Cellulosa AB Series B	1,586,671	21,376,493
Svenska Handelsbanken AB Series A	740,000	19,281,815
#*Swedbank AB Series A	575,946	4,955,692
Tele2 AB Series B	857,471	12,079,987
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	706,832	6,842,134
TeliaSonera AB	3,615,084	24,317,288
#Volvo AB Series A	727,076	6,099,205
#Volvo AB Series B	981,197	8,264,674

TOTAL SWEDEN		192,598,249

SWITZERLAND — (6.1%)
#Adecco SA	351,751	18,952,636
Baloise Holding AG	200,163	16,595,536
Banque Cantonale Vaudoise SA	7,063	2,854,062
Compagnie Financiere Richemont SA Series A	1,205,682	40,837,526
Credit Suisse Group AG	1,685,046	72,890,273
#Credit Suisse Group AG Sponsored ADR	840,377	36,287,479
#Givaudan SA	15,362	12,522,558
#*Holcim, Ltd.	650,248	44,526,238
*Julius Baer Group, Ltd.	38,097	1,266,428
#PSP Swiss Property AG	95,780	5,496,337
St. Galler Kantonalbank AG	5,534	2,554,964
Swatch Group AG	34,658	9,059,961
Swiss Life Holding AG	123,557	15,542,025
#Swiss Reinsurance Co., Ltd. AG	738,155	31,910,340
*UBS AG	3,481,616	45,407,211
Zurich Financial Services AG	322,012	68,463,671

TOTAL SWITZERLAND		425,167,245

UNITED KINGDOM — (16.7%)
*Anglo American P.L.C.	1,329,421	48,777,578
Associated British Foods P.L.C.	1,586,641	22,289,929
Aviva P.L.C.	7,396,866	45,299,949
#Barclays P.L.C. Sponsored ADR	2,451,654	41,947,800
#*British Airways P.L.C.	2,372,765	7,735,483
*Carnival P.L.C.	658,867	23,687,327
#*Carnival P.L.C. ADR	218,000	7,797,860
*easyJet P.L.C.	687,918	4,272,335
#HSBC Holdings P.L.C. Sponsored ADR	3,278,400	175,427,184
International Power P.L.C.	6,384,014	32,593,023
Investec P.L.C.	1,003,281	6,777,434
*Kazakhmys P.L.C.	729,615	14,005,326
Kingfisher P.L.C.	9,737,995	32,801,905
Legal & General Group P.L.C.	15,758,133	18,929,024
#Lloyds Banking Group P.L.C. Sponsored ADR	2,138,558	6,971,699
Mondi P.L.C.	877,217	4,960,749
*Old Mutual P.L.C.	9,616,350	15,854,068
Pearson P.L.C.	820,157	11,614,092
#Pearson P.L.C. Sponsored ADR	1,845,066	26,181,487
*Resolution, Ltd.	2,700,812	3,443,752
Rexam P.L.C.	3,544,129	16,874,557
*Rolls-Royce Group P.L.C.	1,317,228	10,036,585
*Royal Bank of Scotland Group P.L.C.	15,142,602	7,693,726
Royal Dutch Shell P.L.C. ADR	2,355,383	125,730,345
RSA Insurance Group P.L.C.	13,251,463	27,096,040
SABmiller P.L.C.	1,174,082	31,928,324
Sainsbury (J.) P.L.C.	4,767,563	24,520,157
Thomas Cook Group P.L.C.	1,861,207	6,720,241
Tomkins P.L.C. Sponsored ADR	330,800	3,946,444

1160

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.	34,976,333	$74,723,332
Vodafone Group P.L.C. Sponsored ADR	7,395,974	158,717,602
Whitbread P.L.C.	458,169	10,245,496
William Morrison Supermarkets P.L.C.	6,906,878	31,776,686
*Wolseley P.L.C.	566,229	12,457,473
WPP P.L.C.	1,259,793	11,624,669
#WPP P.L.C. Sponsored ADR	24,445	1,126,914
*Xstrata P.L.C.	3,245,577	52,663,599

TOTAL UNITED KINGDOM		1,159,250,194

TOTAL COMMON STOCKS		6,116,721,011

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $21,690,000 FNMA 6.50%, 06/25/39, valued at $23,099,850) to be repurchased at $22,754,360	$22,754	22,754,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.5%)
§@DFA Short Term Investment Fund LP	786,846,936	786,846,936
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $13,470,323) to be repurchased at $13,206,331	$13,206	13,206,199

TOTAL SECURITIES LENDING COLLATERAL		800,053,135

TOTAL INVESTMENTS — (100.0%) (Cost $5,739,098,782)##		$6,939,528,146

1161

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,044,053	$335,326,745	—	$338,370,798
Austria	—	34,885,319	—	34,885,319
Belgium	4,109,272	39,844,281	—	43,953,553
Canada	574,564,868	—	—	574,564,868
Denmark	—	83,946,412	—	83,946,412
Finland	1,307,088	44,222,387	—	45,529,475
France	2,901,131	555,537,401	—	558,438,532
Germany	93,520,585	408,939,569	—	502,460,154
Greece	2,761,766	11,093,302	—	13,855,068
Hong Kong	—	166,569,209	—	166,569,209
Ireland	2,667,769	—	—	2,667,769
Italy	27,892,560	165,598,873	—	193,491,433
Japan	63,556,339	900,742,208	—	964,298,547
Malaysia	—	—	—	—
Netherlands	13,438,426	270,512,847	—	283,951,273
New Zealand	—	7,636,935	—	7,636,935
Norway	434,874	82,938,218	—	83,373,092
Portugal	—	10,464,528	—	10,464,528
Singapore	—	121,012,724	—	121,012,724
Spain	193,520,409	116,715,225	—	310,235,634
Sweden	6,842,134	185,756,115	—	192,598,249
Switzerland	37,553,907	387,613,338	—	425,167,245
United Kingdom	547,847,335	611,402,859	—	1,159,250,194
Temporary Cash Investments	—	22,754,000	—	22,754,000
Securities Lending Collateral	—	800,053,135	—	800,053,135

TOTAL	$1,575,962,516	$5,363,565,630	—	$6,939,528,146

1162

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.1%)
Consumer Discretionary — (18.8%)
#*ABILIT Corp.	375,600	$472,611
*Accordia Golf Co., Ltd.	1,227	1,241,346
Aeon Fantasy Co., Ltd.	60,432	677,539
Aichi Machine Industry Co., Ltd.	285,000	1,175,596
*Aigan Co., Ltd.	61,600	340,207
Aisan Industry Co., Ltd.	133,600	1,196,092
#*Akebono Brake Industry Co., Ltd.	283,800	1,551,800
Alpen Co., Ltd.	18,600	272,036
Alpha Corp.	31,700	264,264
*Alpine Electronics, Inc.	217,800	2,515,804
Amiyaki Tei Co., Ltd.	239	557,660
Amuse, Inc.	29,999	311,930
*Anrakutei Co., Ltd.	50,000	246,491
AOI Advertising Promotion, Inc.	39,000	212,105
AOKI Holdings, Inc.	134,900	1,375,693
Aoyama Trading Co., Ltd.	117,900	1,635,292
#Arnest One Corp.	61,700	648,110
#*Asahi Co., Ltd.	4,400	68,963
#*Asahi Tec Corp.	2,201,000	506,532
#Asatsu-DK, Inc.	53,600	1,093,766
*ASKUL Corp.	27,600	504,291
Asti Corp.	46,000	99,059
#*Atom Corp.	139,300	355,051
Atsugi Co., Ltd.	701,000	875,306
Autobacs Seven Co., Ltd.	43,300	1,306,639
#Avex Group Holdings, Inc.	151,400	1,257,109
Bals Corp.	7	5,495
#Best Denki Co., Ltd.	271,000	722,309
Bic Camera, Inc.	716	249,609
#Bookoff Corp.	7,900	77,605
*Calsonic Kansei Corp.	506,000	1,373,228
Can Do Co., Ltd.	9	9,161
*Carchs Holdings Co., Ltd.	710,600	237,500
Catena Corp.	92,000	202,415
#Chiyoda Co., Ltd.	133,100	1,735,223
Chofu Seisakusho Co., Ltd.	98,100	2,287,180
Chori Co., Ltd.	658,000	720,998
Chuo Spring Co., Ltd.	205,000	616,017
#*Clarion Co., Ltd.	689,000	927,537
Cleanup Corp.	111,000	865,572
#Colowide Co., Ltd.	200,450	1,333,662
*Columbia Music Entertainment, Inc.	157,000	59,821
Corona Corp.	82,100	1,110,657
#Cross Plus, Inc.	22,000	215,814
#Culture Convenience Club Co., Ltd.	143,200	686,529
#Daido Metal Co., Ltd.	144,000	347,612
Daidoh, Ltd.	125,600	916,701
#*Daiei, Inc. (The)	223,900	771,003
Daikoku Denki Co., Ltd.	43,700	817,145
Daimaruenawin Co., Ltd.	400	2,544
Dainichi Co., Ltd.	57,700	388,866
Daisyo Corp.	62,200	848,400
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	9,579
#Daiwabo Holdings Co., Ltd.	466,000	959,472
DCM Japan Holdings Co., Ltd.	241,300	1,447,524
Descente, Ltd.	254,000	1,323,350
#Doshisha Co., Ltd.	59,400	1,273,227
Doutor Nichires Holdings Co., Ltd.	162,586	2,052,599

1163

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Dynic Corp.	127,000	$197,484
Eagle Industry Co., Ltd.	136,000	697,707
#*Econach Co., Ltd.	177,000	75,426
#Edion Corp.	266,500	2,771,564
Exedy Corp.	120,500	2,657,196
F&A Aqua Holdings, Inc.	60,638	662,985
FCC Co., Ltd.	44,700	883,059
Fine Sinter Co., Ltd.	49,000	109,251
Foster Electric Co., Ltd.	81,900	2,512,660
France Bed Holdings Co., Ltd.	739,000	1,042,402
#Fuji Co., Ltd.	99,400	1,913,523
Fuji Corp., Ltd.	113,900	421,766
#*Fuji Kiko Co., Ltd.	151,000	164,538
#Fuji Kyuko Co., Ltd.	344,000	1,744,504
Fuji Oozx, Inc.	6,000	18,547
#Fujibo Holdings, Inc.	46,000	79,414
Fujikura Rubber, Ltd.	74,000	254,025
Fujita Kanko, Inc.	402,100	1,561,568
#Fujitsu General, Ltd.	317,000	1,159,666
Furukawa Battery Co., Ltd.	71,000	539,910
*Futaba Industrial Co., Ltd.	73,800	667,635
G-7 Holdings, Inc.	29,200	161,152
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	324,000	808,580
Genki Sushi Co., Ltd.	19,200	252,630
GEO Co., Ltd.	1,255	1,309,900
#GLOBERIDE, Inc.	433,000	481,647
#*Goldwin, Inc.	175,000	380,847
Gourmet Kineya Co., Ltd.	67,000	396,921
#*GSI Creos Corp.	194,000	210,140
#Gulliver International Co., Ltd.	8,380	484,904
Gunze, Ltd.	624,000	2,251,563
#H2O Retailing Corp.	130,000	781,378
Hakuyosha Co., Ltd.	88,000	247,497
Happinet Corp.	36,100	439,376
Haruyama Trading Co., Ltd.	49,900	198,874
*Haseko Corp.	1,933,000	1,627,387
Heiwa Corp.	68,900	741,679
#*Hiday Hidaka Corp.	6,900	77,375
Hikari Tsushin, Inc.	49,100	844,612
#Himaraya Co., Ltd.	38,300	141,694
HIS Co., Ltd.	108,500	2,096,263
#Hitachi Koki Co., Ltd.	81,800	871,766
Horipro, Inc.	47,000	360,086
*I Metal Technology Co., Ltd.	150,000	182,040
#*Ichibanya Co., Ltd.	3,400	80,576
Ichikawa Co., Ltd.	63,000	122,016
*Ichikoh Industries, Ltd.	289,000	487,919
*Ikyu Corp.	192	84,256
#Imasen Electric Industrial Co., Ltd.	54,400	710,027
Imperial Hotel, Ltd.	10,250	180,676
#*Impress Holdings, Inc.	112,400	253,946
*Intage, Inc.	1,300	21,942
Ishizuka Glass Co., Ltd.	109,000	232,930
*Izuhakone Railway Co., Ltd.	300	17,947
*Izutsuya Co., Ltd.	350,000	137,873
#*Janome Sewing Machine Co., Ltd.	37,000	21,622
Japan Vilene Co., Ltd.	153,000	698,712
Japan Wool Textile Co., Ltd. (The)	308,000	2,259,717
Jeans Mate Corp.	38,208	178,142
*Jidosha Buhin Kogyo Co., Ltd.	82,000	123,189

1164

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Joban Kosan Co., Ltd.	221,000	$352,416
#Joshin Denki Co., Ltd.	196,000	1,635,980
Juntendo Co., Ltd.	35,000	44,846
#*JVC Kenwood Holdings, Inc.	2,477,300	1,120,205
#Kabuki-Za Co., Ltd.	39,000	1,577,507
#Kadokawa Holdings, Inc.	91,900	2,207,928
Kanto Auto Works, Ltd.	173,100	1,402,862
#*Kappa Create Co., Ltd.	3,750	75,637
Kasai Kogyo Co., Ltd.	119,000	336,624
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	316,574
#*Kawashima Selkon Textiles Co., Ltd.	335,000	251,416
#*Kayaba Industry Co., Ltd.	726,000	2,363,929
Keihin Corp.	57,800	894,536
#Keiyo Co., Ltd.	195,000	864,315
Kentucky Fried Chicken Japan, Ltd.	78,000	1,448,920
#*Kinki Nippon Tourist Co., Ltd.	46,000	37,056
#Kinugawa Rubber Industrial Co., Ltd.	198,000	597,020
Kisoji Co., Ltd.	87,000	1,853,425
Koekisha Co., Ltd.	13,600	224,829
Kohnan Shoji Co., Ltd.	91,600	1,028,227
#Kojima Co., Ltd.	126,600	775,439
Komatsu Seiren Co., Ltd.	145,000	570,999
Komeri Co., Ltd.	59,600	1,522,531
Konaka Co., Ltd.	104,960	370,917
Kourakuen Corp.	1,100	14,723
#K’s Holdings Corp.	130,772	4,153,668
Ku Holdings Co., Ltd.	68,200	225,230
Kura Corp.	283	843,920
Kurabo Industries, Ltd.	856,000	1,329,697
*Kuraudia Co., Ltd.	4,800	62,694
Kuroganeya Co., Ltd.	14,000	48,280
Kyoritsu Maintenance Co., Ltd.	49,660	752,045
#Kyoto Kimono Yuzen Co., Ltd.	55,700	539,990
Kyowa Leather Cloth Co., Ltd.	73,500	260,649
#*Laox Co., Ltd.	706,000	671,481
*Look, Inc.	431,000	374,440
*Magara Construction Co., Ltd.	135,000	—
*Mamiya-Op Co., Ltd.	285,000	287,169
Marche Corp.	23,000	180,809
Mars Engineering Corp.	43,200	1,041,696
Maruei Department Store Co., Ltd.	142,000	180,754
#*Maruzen Co., Ltd. (6569583)	85,000	59,253
Maruzen Co., Ltd. (6573498)	46,000	254,595
#*Matsuya Co., Ltd.	162,500	1,377,561
Matsuya Foods Co., Ltd.	57,600	856,805
*Meiwa Industry Co., Ltd.	38,000	60,887
Mikuni Corp.	112,000	134,067
#*Misawa Homes Co., Ltd.	77,000	281,325
#Misawa Resort Co., Ltd.	190,000	330,356
*Mitsuba Corp.	152,690	658,314
Mitsui Home Co., Ltd.	167,000	827,589
Mizuno Corp.	450,000	2,145,517
Mos Food Services, Inc.	110,000	1,823,163
MR Max Corp.	123,800	559,422
Musashi Seimitsu Industry Co., Ltd.	33,400	736,255
#*Naigai Co., Ltd.	2,705,000	1,274,207
#Nexyz Corp.	1,926	57,674
*Nice Holdings, Inc.	335,000	725,621
*Nichimo Corp.	667,000	—
Nidec Copal Corp.	103,200	1,514,276
#Nidec Tosok Corp.	61,000	848,728

1165

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nihon Tokushu Toryo Co., Ltd.	56,000	$225,364
Nippon Felt Co., Ltd.	67,200	287,480
*Nippon Piston Ring Co., Ltd.	293,000	294,465
Nippon Seiki Co., Ltd.	148,400	1,633,765
#Nishimatsuya Chain Co., Ltd.	222,800	1,921,176
Nissan Shatai Co., Ltd.	384,023	3,259,158
Nissen Holdings Co., Ltd.	207,400	641,742
Nissin Kogyo Co., Ltd.	64,300	995,362
Nittan Valve Co., Ltd.	82,800	258,644
*Nitto Kako Co., Ltd.	98,000	72,969
Noritsu Koki Co., Ltd.	96,200	645,793
#*Omikenshi Co., Ltd.	127,000	76,913
#Onward Holdings Co., Ltd.	224,000	1,450,177
Pacific Golf Group International Holdings K.K.	681	482,308
Pacific Industrial Co., Ltd.	183,000	954,429
*Pal Co., Ltd.	2,000	40,331
PanaHome Corp.	403,200	2,545,898
Parco Co., Ltd.	270,800	2,105,316
#Paris Miki Holdings, Inc.	162,400	1,415,964
#*PIA Corp.	28,800	388,910
Piolax, Inc.	44,500	759,853
#*Pioneer Electronic Corp.	48,700	189,348
Plenus Co., Ltd.	15,400	223,486
Point, Inc.	3,850	220,292
Press Kogyo Co., Ltd.	375,000	681,961
Resorttrust, Inc.	161,408	2,004,348
*Rhythm Watch Co., Ltd.	443,000	691,683
*Right On Co., Ltd.	70,525	538,587
Riken Corp.	359,000	1,241,611
#Ringer Hut Co., Ltd.	74,800	1,014,829
Riso Kyoiku Co., Ltd.	785	44,190
Roland Corp.	88,300	757,266
Round One Corp.	15,000	98,156
#Royal Co., Ltd.	138,200	1,386,040
Ryohin Keikaku Co., Ltd.	33,800	1,435,776
*Sagami Chain Co., Ltd.	77,000	588,599
#*Sagami Co., Ltd.	229,000	342,172
Sagami Rubber Industries Co., Ltd.	15,000	39,705
Saint Marc Holdings Co., Ltd.	37,300	1,128,699
#Saizeriya Co., Ltd.	158,300	2,971,061
*Sakai Ovex Co., Ltd.	205,000	177,108
*Sanden Corp.	487,000	1,352,150
Sanoh Industrial Co., Ltd.	114,900	734,675
#Sanrio Co., Ltd.	220,800	1,711,887
Sanyo Housing Nagoya Co., Ltd.	354	313,526
#Sanyo Shokai, Ltd.	462,000	1,473,296
Scroll Corp.	77,300	267,280
#Seiko Holdings Corp.	391,407	668,958
Seiren Co., Ltd.	215,100	1,309,846
Senshukai Co., Ltd.	159,600	867,998
*Seven Seas Holdings Co., Ltd.	827,000	321,112
#Shikibo, Ltd.	497,000	723,474
Shimachu Co., Ltd.	93,500	1,903,029
Shinyei Kaisha	96,000	137,220
*Shiroki Co., Ltd.	302,000	741,573
#Shobunsha Publications, Inc.	347,700	2,166,180
#Shochiku Co., Ltd.	416,400	3,836,270
Showa Corp.	247,300	1,374,524
#*Silver Seiko, Ltd.	742,000	49,064
SKY Perfect JSAT Holdings, Inc.	1,241	530,458
SNT Corp.	93,800	237,863

1166

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Soft99 Corp.	71,500	$382,880
Sotoh Co., Ltd.	49,700	469,400
SPK Corp.	16,800	235,389
Studio Alice Co., Ltd.	6,100	50,753
*Suminoe Textile Co., Ltd.	260,000	448,021
Sumitomo Forestry Co., Ltd.	197,266	1,448,366
#*Suzutan Co., Ltd.	26,200	61,705
*SxL Corp.	493,000	244,951
Tac Co., Ltd.	1,300	5,117
Tachikawa Corp.	50,800	251,656
Tachi-S Co., Ltd.	119,440	1,024,159
Taiho Kogyo Co., Ltd.	95,200	605,457
Takamatsu Construction Group Co., Ltd.	91,100	1,148,269
Taka-Q Co., Ltd.	73,000	124,185
#*Take & Give Needs Co., Ltd.	1,380	149,449
Tamron Co., Ltd.	7,900	91,682
#*Tasaki Shinju Co., Ltd.	664,000	698,465
Taya Co., Ltd.	5,000	37,149
*TBK Co., Ltd.	72,000	143,016
*TDF Corp.	22,000	25,079
Teikoku Piston Ring Co., Ltd.	108,100	411,160
Teikoku Sen-I Co., Ltd.	78,000	378,745
Telepark Corp.	315	498,246
#*Ten Allied Co., Ltd.	50,000	174,068
Tigers Polymer Corp.	59,000	200,620
*Toabo Corp.	164,000	114,957
Toei Co., Ltd.	329,000	1,767,844
#*Tohoku Misawa Homes Co., Ltd.	37,500	86,381
*Tokai Kanko Co., Ltd.	505,999	139,996
Tokai Rubber Industries, Ltd.	106,300	1,228,079
#*Tokai Senko K.K.	260,000	236,566
Token Corp.	7,710	166,753
#Tokyo Dome Corp.	638,200	1,842,093
*Tokyo Individualized Educational Institute, Inc.	3,200	5,717
Tokyo Kaikan Co., Ltd.	12,000	46,054
Tokyo Soir Co., Ltd.	49,000	107,066
Tokyo Style Co., Ltd.	297,700	2,099,221
Tokyotokeiba Co., Ltd.	876,000	1,263,273
Tokyu Recreation Co., Ltd.	77,000	441,091
#Tomy Co., Ltd.	313,193	2,521,221
#*Tonichi Carlife Group, Inc.	301,000	331,258
Topre Corp.	180,100	1,611,824
*Toridoll.corp	23	42,697
*Totenko Co., Ltd.	57,000	96,382
#*Touei Housing Corp.	87,840	689,882
Tow Co., Ltd.	4,800	26,191
Toyo Radiator Co., Ltd.	253,000	569,480
*Toyo Tire & Rubber Co., Ltd.	711,000	1,209,524
Toyobo Co., Ltd.	1,507,000	2,279,461
TS Tech Co., Ltd.	58,700	1,108,448
#*Tsukamoto Co., Ltd.	67,000	51,970
Tsutsumi Jewelry Co., Ltd.	51,900	983,903
TV Tokyo Corp.	3,200	66,514
#Unipres Corp.	32,700	516,655
United Arrows, Ltd.	2,300	21,807
*Unitika, Ltd.	1,629,000	1,261,148
#U-Shin, Ltd.	94,500	544,820
Watabe Wedding Corp.	29,500	328,085
#Watami Food Service Co., Ltd.	117,000	2,140,952
Xebio Co., Ltd.	52,800	990,693
Yamato International, Inc.	43,000	158,663

1167

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Yellow Hat, Ltd.	73,700	$570,673
Yokohama Reito Co., Ltd.	175,000	1,200,291
#Yomiuri Land Co., Ltd.	235,000	772,604
Yonex Co., Ltd.	40,000	298,394
#Yorozu Corp.	73,500	936,835
#Yoshinoya Holdings Co., Ltd.	2,168	2,404,234
#Zenrin Co., Ltd.	127,400	1,461,915
#Zensho Co., Ltd.	362,900	2,635,837

Total Consumer Discretionary		237,454,031

Consumer Staples — (9.1%)
#Aderans Holdings Co., Ltd.	142,450	1,535,143
*Aeon Hokkaido Corp.	410,600	1,210,292
Ahjikan Co., Ltd.	10,500	89,243
Arcs Co., Ltd.	2,000	27,166
#Ariake Japan Co., Ltd.	110,900	1,650,010
Cawachi, Ltd.	81,200	1,591,650
CFS Corp.	122,000	620,511
#Chubu Shiryo Co., Ltd.	89,000	820,345
Chuo Gyorui Co., Ltd.	93,000	187,514
Circle K Sunkus Co., Ltd.	2,800	36,210
Coca-Cola Central Japan Co., Ltd.	112,300	1,395,000
Cocakara Fine Holdings, Inc.	36,060	626,886
CVS Bay Area, Inc.	55,000	74,312
*Dr Ci:Labo Co., Ltd.	30	60,309
DyDo Drinco, Inc.	51,400	1,705,605
Echo Trading Co., Ltd.	11,000	112,254
Ensuiko Sugar Refining Co., Ltd.	103,000	187,169
Fancl Corp.	163,900	3,278,217
*First Baking Co., Ltd.	183,000	237,419
Fuji Oil Co., Ltd.	155,000	2,215,548
Fujicco Co., Ltd.	117,600	1,404,189
#*Fujiya Co., Ltd.	549,000	1,112,015
Hagoromo Foods Corp.	40,000	456,450
Harashin Narus Holdings Co., Ltd.	61,500	691,014
#*Hayashikane Sangyo Co., Ltd.	336,000	423,223
Heiwado Co., Ltd.	160,100	2,083,275
#Hohsui Corp.	120,000	140,417
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	434,236
Hokuto Corp.	105,700	2,221,998
Inageya Co., Ltd.	175,000	1,822,160
ITO EN, Ltd.	2,400	35,688
Itochu-Shokuhin Co., Ltd.	27,900	936,416
Itoham Foods, Inc.	693,800	2,521,547
Izumiya Co., Ltd.	292,000	1,256,690
J-Oil Mills, Inc.	487,000	1,526,657
#Kameda Seika Co., Ltd.	70,000	1,277,703
Kasumi Co., Ltd.	211,000	1,072,607
Kato Sangyo Co., Ltd.	112,200	1,947,952
Key Coffee, Inc.	76,600	1,336,589
Kirindo Co., Ltd.	32,800	147,574
Kose Corp.	10,100	204,029
Kyodo Shiryo Co., Ltd.	353,000	449,046
#Kyokuyo Co., Ltd.	370,000	761,935
Life Corp.	183,900	3,107,256
Lion Corp.	3,000	14,478
Mandom Corp.	82,200	2,278,864
Marudai Food Co., Ltd.	443,000	1,355,696
#Maruetsu, Inc. (The)	405,000	1,723,198
#Maruha Nichiro Holdings, Inc.	1,651,069	2,293,287
*Maruya Co., Ltd.	14,000	17,244

1168

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Matsumotokiyoshi Holdings Co., Ltd.	14,600	$318,909
*Maxvalu Tohok Co., Ltd.	18,200	134,951
#Maxvalu Tokai Co., Ltd.	59,400	730,137
*Megmilk Snow Brand Co., Ltd.	180,000	2,598,349
#Meito Sangyo Co., Ltd.	58,700	812,402
Mercian Corp.	405,000	843,920
Mikuni Coca-Cola Bottling Co., Ltd.	172,000	1,354,401
Milbon Co., Ltd.	42,840	948,710
Ministop Co., Ltd.	79,500	937,075
Mitsui Sugar Co., Ltd.	465,850	1,509,084
#Miyoshi Oil & Fat Co., Ltd.	261,000	412,993
#Morinaga & Co., Ltd.	909,000	1,980,520
Morinaga Milk Industry Co., Ltd.	852,000	3,416,964
Morishita Jinton Co., Ltd.	47,800	138,007
#Morozoff, Ltd.	108,000	352,816
#Nagatanien Co., Ltd.	114,000	1,077,040
#Nakamuraya Co., Ltd.	203,000	1,052,216
#Nichimo Co., Ltd.	112,000	166,939
#Nichirei Corp.	17,000	63,643
#Nihon Chouzai Co., Ltd.	22,380	507,569
Niitaka Co., Ltd.	7,260	72,973
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,373,634
#Nippon Flour Mills Co., Ltd.	604,000	2,977,557
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	300,936
Nippon Suisan Kaisha, Ltd.	514,500	1,493,487
#Nisshin Oillio Group, Ltd. (The)	548,000	2,929,037
Nissin Sugar Manufacturing Co., Ltd.	149,000	336,603
Nitto Flour Milling Co., Ltd.	64,000	245,398
#Oenon Holdings, Inc.	247,000	466,002
Oie Sangyo Co., Ltd.	20,900	180,456
Okuwa Co., Ltd.	120,000	1,189,434
Olympic Corp.	65,000	446,472
Oriental Yeast Co., Ltd.	101,000	540,276
Pietro Co., Ltd.	10,300	94,317
#Pigeon Corp.	67,800	2,668,535
Poplar Co., Ltd.	25,760	160,161
*Prima Meat Packers, Ltd.	705,000	734,138
*Riken Vitamin Co., Ltd.	79,300	2,111,342
Rock Field Co., Ltd.	47,800	642,971
Ryoshoku, Ltd.	104,100	2,671,861
S Foods, Inc.	78,000	692,589
Sakata Seed Corp.	171,000	2,193,516
*San-A Co., Ltd.	600	21,433
Shoei Foods Corp.	44,000	229,830
Showa Sangyo Co., Ltd.	531,000	1,734,577
Sogo Medical Co., Ltd.	23,000	511,847
Sonton Food Industry Co., Ltd.	43,000	310,036
Starzen Corp.	279,000	728,133
Sugi Holdings Co., Ltd.	3,400	79,991
Takara Holdings, Inc.	45,000	248,264
Three F Co., Ltd.	17,700	109,887
*Tobu Store Co., Ltd.	215,000	658,549
*Toho Co., Ltd.	158,000	593,986
Tohto Suisan Co., Ltd.	120,000	183,568
Torigoe Co., Ltd.	84,500	725,647
Toyo Sugar Refining Co., Ltd.	157,000	205,021
Tsukiji Uoichiba Co., Ltd.	57,000	82,970
Tsuruha Holdings, Inc.	45,200	1,687,083
*Unicafe, Inc.	14,260	90,933
Unicharm Petcare Corp.	73,900	2,462,493
Unimat Offisco Corp.	85,100	835,388

1169

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
#UNY Co., Ltd.	78,800	$603,651
Valor Co., Ltd.	173,600	1,386,786
Warabeya Nichiyo Co., Ltd.	51,360	626,481
Yaizu Suisankagaku Industry Co., Ltd.	41,000	491,837
Yaoko Co., Ltd.	41,600	1,231,454
Yomeishu Seizo Co., Ltd.	100,000	933,315
Yonekyu Corp.	98,000	906,560
Yuasa Funashoku Co., Ltd.	112,000	260,866
#*Yukiguni Maitake Co., Ltd.	104,256	501,587
Yutaka Foods Corp.	6,000	90,425

Total Consumer Staples		115,125,174

Energy — (1.2%)
AOC Holdings, Inc.	139,600	857,928
#BP Castrol K.K.	69,800	254,975
*Fuji Kosan Co., Ltd.	264,000	195,375
Itochu Enex Co., Ltd.	321,400	1,357,684
Japan Oil Transportation Co., Ltd.	79,000	162,365
Kanto Natural Gas Development Co., Ltd.	158,000	830,908
#Kyoei Tanker Co., Ltd.	115,000	258,328
Mitsuuroko Co., Ltd.	176,200	1,234,311
#Modec, Inc.	82,300	1,585,226
#Nippon Gas Co., Ltd.	148,900	2,289,024
Nippon Seiro Co., Ltd.	64,000	99,681
#Sala Corp.	129,500	782,141
San-Ai Oil Co., Ltd.	259,000	988,478
Shinko Plantech Co., Ltd.	154,800	1,656,676
Sinanen Co., Ltd.	254,000	1,067,058
Toa Oil Co., Ltd.	360,000	374,911
Toyo Kanetsu K.K.	466,000	858,227

Total Energy		14,853,296

Financials — (9.5%)
Aichi Bank, Ltd. (The)	34,100	2,463,300
Airport Facilities Co., Ltd.	128,470	679,134
Akita Bank, Ltd. (The)	666,400	2,664,887
#Aomori Bank, Ltd. (The)	611,000	1,436,086
#*Arealink Co., Ltd.	3,000	145,935
#Awa Bank, Ltd. (The)	121,000	663,188
#Bank of Iwate, Ltd. (The)	57,400	3,216,551
Bank of Nagoya, Ltd. (The)	327,297	1,271,880
Bank of Okinawa, Ltd. (The)	74,500	2,782,966
Bank of Saga, Ltd. (The)	584,000	1,654,895
Bank of the Ryukyus, Ltd.	121,780	1,359,839
#*Cedyna Financial Corp.	502,350	965,062
Century Tokyo Leasing Corp.	308,990	3,663,659
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,221,742
Chukyo Bank, Ltd. (The)	707,000	2,069,259
Daiko Clearing Services Corp.	49,700	206,003
#*Daikyo, Inc.	536,000	1,107,902
Daisan Bank, Ltd. (The)	621,000	1,648,848
Daishi Bank, Ltd. (The)	414,000	1,387,541
Daito Bank, Ltd. (The)	498,000	362,985
Ehime Bank, Ltd. (The)	593,000	1,672,058
Eighteenth Bank, Ltd. (The)	614,000	1,726,653
*FIDEA Holdings Co., Ltd.	21,500	36,205
*Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	579,119
#Fukui Bank, Ltd. (The)	841,000	2,716,383
*Fukushima Bank, Ltd.	836,000	471,217
Fuyo General Lease Co., Ltd.	91,300	2,062,842
Goldcrest Co., Ltd.	55,870	1,554,862

1170

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Heiwa Real Estate Co., Ltd.	171,000	$522,932
Higashi-Nippon Bank, Ltd.	626,000	1,193,347
Higo Bank, Ltd. (The)	162,000	881,583
Hokkoku Bank, Ltd. (The)	634,000	2,270,493
Hokuetsu Bank, Ltd. (The)	875,000	1,409,226
Hyakugo Bank, Ltd. (The)	413,609	1,892,319
Hyakujishi Bank, Ltd. (The)	359,000	1,346,105
IBJ Leasing Co., Ltd.	91,400	1,639,229
Ichiyoshi Securities Co., Ltd.	160,600	1,011,841
Iida Home Max	18,200	314,826
Juroku Bank, Ltd.	365,000	1,427,978
*Kabu.com Securities Co., Ltd.	1,055	1,019,938
Kagawa Bank, Ltd. (The)	269,350	934,724
*Kanto Tsukuba Bank, Ltd. (The)	188,800	548,441
Keiyo Bank, Ltd. (The)	55,000	258,039
*Kenedix, Inc.	1,183	362,619
Kirayaka Bank, Ltd.	98,000	85,753
#Kita-Nippon Bank, Ltd. (The)	29,706	857,185
Kiyo Holdings, Inc.	2,135,900	2,648,390
#Kobayashi Yoko Co., Ltd.	268,200	866,319
#Kosei Securities Co., Ltd.	295,000	311,855
*Leopalace21 Corp.	182,885	670,008
#Marusan Securities Co., Ltd.	256,000	1,439,100
Michinoku Bank, Ltd. (The)	524,000	1,018,837
*Minato Bank, Ltd. (The)	1,170,000	1,423,826
*Mito Securities Co., Ltd.	271,000	606,450
Miyazaki Bank, Ltd. (The)	494,000	1,526,625
#*Mizuho Investors Securities Co., Ltd.	1,056,000	1,059,403
#Monex Group, Inc.	2,941	1,258,514
Musashino Bank, Ltd.	78,100	2,105,395
Nagano Bank, Ltd. (The)	314,000	629,097
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	303,224
Nisshin Fudosan Co., Ltd.	103,700	435,373
Ogaki Kyoritsu Bank, Ltd. (The)	523,000	1,787,002
Oita Bank, Ltd. (The)	491,900	1,752,418
Okasan Securities Group, Inc.	594,000	2,823,603
Ricoh Leasing Co., Ltd.	83,300	1,891,337
#RISA Partners, Inc.	479	285,326
San-in Godo Bank, Ltd. (The)	80,000	635,083
#Sankei Building Co., Ltd.	182,100	1,121,672
Sapporo Hokuyo Holdings, Inc.	482,700	1,951,594
#Shikoku Bank, Ltd.	742,000	2,332,412
#Shimizu Bank, Ltd.	32,100	1,290,792
Sumitomo Real Estate Sales Co., Ltd.	33,200	1,435,388
*Sun Frontier Fudousan Co., Ltd.	208	28,627
Takagi Securities Co., Ltd.	208,000	364,888
TOC Co., Ltd.	422,050	1,666,854
Tochigi Bank, Ltd.	386,000	1,646,257
Toho Bank, Ltd.	759,200	2,425,097
Toho Real Estate Co., Ltd.	152,100	825,126
Tohoku Bank, Ltd.	390,000	604,745
Tokai Tokyo Financial Holdings, Inc.	898,000	3,381,315
#Tokushima Bank, Ltd.	267,200	944,096
Tokyo Rakutenchi Co., Ltd.	222,000	884,172
Tokyo Tatemono Co., Ltd.	722,000	2,856,999
#*Tokyo Theatres Co., Inc.	299,000	470,619
Tokyo Tomin Bank, Ltd.	110,100	1,482,424
Tokyu Livable, Inc.	102,300	816,560
Tomato Bank, Ltd.	397,000	821,358
#Tottori Bank, Ltd.	328,000	886,392

1171

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
#*Towa Bank, Ltd.	876,000	$629,361
*Toyo Securities Co., Ltd.	307,000	564,662
Yachiyo Bank, Ltd.	1,400	31,161
Yamagata Bank, Ltd.	584,500	2,784,579
Yamanashi Chuo Bank, Ltd.	354,000	1,511,178
Yuraku Real Estate Co., Ltd.	281,000	996,697

Total Financials		119,999,789

Health Care — (3.4%)
Aloka Co., Ltd.	89,000	643,055
As One Corp.	69,568	1,245,297
ASKA Pharmaceutical Co., Ltd.	101,000	685,281
BML, Inc.	2,000	53,222
Create Medic Co., Ltd.	28,000	266,876
Eiken Chemical Co., Ltd.	78,900	723,852
Falco Biosystems, Ltd.	34,300	334,169
#Fuso Pharmaceutical Industries, Ltd.	322,000	1,083,471
Hitachi Medical Corp.	81,000	685,600
Hogy Medical Co., Ltd.	50,300	2,448,097
Iwaki & Co., Ltd.	55,000	140,269
*J Bridge Corp.	1,048,400	174,002
Japan Medical Dynamic Marketing, Inc.	44,900	122,376
#Jeol, Ltd.	268,000	981,012
*JMS Co., Ltd.	126,000	480,041
Kaken Pharmaceutical Co., Ltd.	348,000	2,943,014
Kawamoto Corp.	4,000	18,727
Kawanishi Holdings, Ltd.	7,400	56,155
Kawasumi Laboratories, Inc.	45,000	278,189
Kissei Pharmaceutical Co., Ltd.	3,000	60,618
Kyorin Co., Ltd.	177,000	2,565,475
#*M3, Inc.	35	115,900
Mochida Pharmaceutical Co., Ltd.	33,000	324,981
Nichii Gakkan Co.	242,400	2,243,536
Nihon Kohden Corp.	151,200	2,398,143
Nikkiso Co., Ltd.	237,000	1,343,565
#Nippon Chemiphar Co., Ltd.	131,000	373,862
Nippon Shinyaku Co., Ltd.	237,000	2,702,957
Nipro Corp.	180,100	3,787,608
Nissui Pharmaceutical Co., Ltd.	66,100	489,660
Paramount Bed Co., Ltd.	89,300	1,792,159
Rion Co., Ltd.	5,000	27,612
Rohto Pharmaceutical Co., Ltd.	17,000	207,036
*Sawai Pharmaceutical Co., Ltd.	4,500	296,773
Seikagaku Corp.	183,200	1,881,715
*Ship Health Care Holdings, Inc.	940	529,916
#SSP Co., Ltd.	253,000	1,452,496
Toho Holdings Co., Ltd.	10,000	132,314
Torii Pharmaceutical Co., Ltd.	68,600	1,291,127
#Towa Pharmaceutical Co., Ltd.	51,800	2,555,065
*Vital KSK Holdings, Inc.	142,400	882,713
#Wakamoto Pharmaceutical Co., Ltd.	100,000	342,006
#Zeria Pharmaceutical Co., Ltd.	130,000	1,263,352

Total Health Care		42,423,294

Industrials — (24.4%)
*A&A Material Corp.	235,000	163,101
#Advan Co., Ltd.	99,400	634,237
*Advanex, Inc.	107,000	81,674
Aeon Delight Co., Ltd.	94,600	1,251,945
Aica Kogyo Co., Ltd.	236,500	2,447,813
#Aichi Corp.	159,900	614,088

1172

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Aida Engineering, Ltd.	265,700	$894,665
#Airtech Japan, Ltd.	25,000	120,994
Alps Logistics Co., Ltd.	52,500	487,678
#Altech Co., Ltd.	23,000	89,510
Altech Corp.	37,150	225,284
Amano Corp.	269,000	2,288,857
Ando Corp.	257,000	300,853
Anest Iwata Corp.	149,000	484,894
*AOMI Construction Co., Ltd.	211,000	—
Asahi Diamond Industrial Co., Ltd.	245,000	1,687,348
Asahi Holdings, Inc.	120,450	1,823,498
Asahi Kogyosha Co., Ltd.	99,000	398,096
*Asanuma Corp.	1,017,000	687,040
Asia Air Survey Co., Ltd.	32,000	80,240
Asunaro Aoki Construction Co., Ltd.	166,500	903,721
Ataka Construction & Engineering Co., Ltd.	60,000	145,277
Bando Chemical Industries, Ltd.	340,000	1,011,373
Bidec Servo Corp.	78,000	420,216
Biken Techno Corp.	14,100	63,850
Bunka Shutter Co., Ltd.	239,000	766,577
Central Glass Co., Ltd.	601,000	2,471,433
Central Security Patrols Co., Ltd.	44,700	439,124
Chudenko Corp.	142,100	1,765,335
Chugai Ro Co., Ltd.	327,000	884,522
CKD Corp.	229,700	1,555,021
Commuture Corp.	140,202	816,951
Comsys Holdings Corp.	51,600	512,097
Cosel Co., Ltd.	123,300	1,612,955
CTI Engineering Co., Ltd.	44,000	218,042
Dai-Dan Co., Ltd.	156,000	820,685
Daido Kogyo Co., Ltd.	145,000	225,173
Daifuku Co., Ltd.	192,500	1,206,165
Daihen Corp.	459,000	1,855,479
#*Daiho Corp.	1,013,000	750,481
#*Daiichi Chuo Kisen Kaisha	259,000	654,871
#Daiichi Jitsugyo Co., Ltd.	194,000	482,646
Daimei Telecom Engineering Corp.	140,000	1,042,129
#Daiseki Co., Ltd.	147,263	3,090,840
*Daisue Construction Co., Ltd.	271,500	101,627
Daiwa Industries, Ltd.	169,000	763,881
Daiwa Odakyu Construction Co., Ltd.	63,500	203,463
Danto Holdings Corp.	484,000	471,961
Denyo Co., Ltd.	90,600	730,186
*Dijet Industrial Co., Ltd.	81,000	102,677
DMW Corp.	4,800	84,884
*Dream Incubator, Inc.	168	124,897
*Duskin Co., Ltd.	137,100	2,432,824
#*Enshu, Ltd.	215,000	185,570
Freesia Macross Corp.	1,355,000	241,117
*Fuji Electric Holdings Co., Ltd.	1,214,000	2,407,317
*Fujisash Co., Ltd.	49,300	19,910
Fujitec Co., Ltd.	304,000	1,671,710
Fukuda Corp.	661,000	1,146,477
Fukusima Industries Corp.	29,700	270,624
Fukuyama Transporting Co., Ltd.	425,400	2,012,162
Funai Consulting Co., Ltd.	99,300	545,564
Furukawa Co., Ltd.	1,390,000	1,551,074
Furusato Industries, Ltd.	50,600	279,148
Futaba Corp.	159,500	2,747,679
Gecoss Corp.	113,600	470,733
*Hamai Co., Ltd.	96,000	95,954

1173

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Hanwa Co., Ltd.	726,000	$2,668,214
Hazama Corp.	285,800	259,072
Hibiya Engineering, Ltd.	130,000	1,152,093
Hitachi Cable, Ltd.	390,000	1,152,177
Hitachi Metals Techno, Ltd.	57,500	230,825
Hitachi Tool Engineering, Ltd.	94,000	939,309
Hitachi Transport System, Ltd.	27,400	362,601
*Hitachi Zosen Corp.	1,506,500	2,182,424
Hokuetsu Industries Co., Ltd.	90,000	134,200
Hokuriku Electrical Construction Co., Ltd.	56,000	165,652
Hosokawa Micron Corp.	144,000	494,304
*Howa Machinery, Ltd.	379,000	205,254
Ichiken Co., Ltd.	105,000	120,968
Ichinen Holdings Co., Ltd.	71,100	280,714
*Idec Corp.	131,900	890,974
IHI Transport Machinery Co., Ltd.	73,000	331,807
#Iino Kaiun Kaisha, Ltd.	337,400	1,660,504
Inaba Denki Sangyo Co., Ltd.	86,000	2,023,601
Inaba Seisakusho Co., Ltd.	60,800	591,485
Inabata & Co., Ltd.	219,900	882,309
Inui Steamship Co., Ltd.	80,800	586,740
#*Iseki & Co., Ltd.	759,000	2,196,176
Ishii Iron Works Co., Ltd.	110,000	185,045
*Ishikawa Seisakusho, Ltd.	136,000	79,178
*Ishikawajima Construction Materials Co., Ltd.	214,000	174,366
Itoki Corp.	174,200	341,759
#Iwatani International Corp.	847,000	2,331,068
#Jalux, Inc.	43,300	330,387
Jamco Corp.	82,000	419,445
Japan Airport Terminal Co., Ltd.	57,800	787,956
#*Japan Bridge Corp.	38,450	97,260
Japan Foundation Engineering Co., Ltd.	95,600	203,768
Japan Kenzai Co., Ltd.	93,440	372,226
Japan Pulp & Paper Co., Ltd.	488,000	1,645,128
Japan Steel Tower Co., Ltd.	44,000	136,521
Japan Transcity Corp.	231,000	652,579
JFE Shoji Holdings, Inc.	243,000	851,760
K.R.S. Corp.	38,200	381,212
#*Kamagai Gumi Co., Ltd.	583,800	373,671
Kamei Corp.	118,000	548,831
Kanaden Corp.	118,000	596,344
Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,081,640
Kanamoto Co., Ltd.	114,000	507,875
*Kanematsu Corp.	1,442,625	1,133,917
#*Kanematsu-NNK Corp.	125,000	157,831
#Katakura Industries Co., Ltd.	115,900	1,016,651
Kato Works Co., Ltd.	197,000	322,788
#*Kawada Technologies, Inc.	105,400	1,690,078
Kawagishi Bridge Works Co., Ltd.	38,000	108,661
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	272,022
#*Keihin Co., Ltd. (The)	199,000	217,999
#Kimura Chemical Plants Co., Ltd.	59,400	532,874
#Kinki Sharyo Co., Ltd.	203,000	1,446,641
Kintetsu World Express, Inc.	99,400	2,547,403
#*Kitagawa Iron Works Co., Ltd.	335,000	335,894
#Kitano Construction Corp.	252,000	610,552
Kitazawa Sangyo Co., Ltd.	57,000	117,074
Kitz Corp.	409,000	2,039,385
Kodensha Co., Ltd. (The)	25,000	49,829
#Koike Sanso Kogyo Co., Ltd.	152,000	443,258
Koito Industries, Ltd.	102,000	285,345

1174

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Kokuyo Co., Ltd.	107,825	$823,725
Komai Tekko, Inc.	109,000	216,106
Komatsu Wall Industry Co., Ltd.	32,900	365,125
Komori Corp.	109,000	1,228,456
Kondotec, Inc.	40,500	252,110
*Kosaido Co., Ltd.	374,700	765,257
Kuroda Electric Co., Ltd.	109,900	1,555,824
Kyodo Printing Co., Ltd.	303,000	809,117
Kyoei Sangyo Co., Ltd.	97,000	188,589
Kyokuto Boeki Kaisha, Ltd.	64,000	86,119
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	502,559
Kyosan Electric Manufacturing Co., Ltd.	213,000	982,483
Kyowa Exeo Corp.	306,000	2,692,255
Kyudenko Corp.	215,000	1,294,479
#*Lonseal Corp.	116,000	116,350
Maeda Corp.	624,000	1,704,430
Maeda Road Construction Co., Ltd.	291,000	2,156,411
#*Maezawa Industries, Inc.	44,600	82,758
Maezawa Kaisei Industries Co., Ltd.	53,300	505,986
Maezawa Kyuso Industries Co., Ltd.	50,400	722,423
*Makino Milling Machine Co., Ltd.	322,000	1,486,235
Marubeni Construction Material Lease Co., Ltd.	78,000	97,617
Maruka Machinery Co., Ltd.	28,100	183,456
Maruwn Corp.	66,000	156,840
#*Maruyama Manufacturing Co., Inc.	150,000	260,970
Maruzen Showa Unyu Co., Ltd.	327,000	1,047,165
#Matsuda Sangyo Co., Ltd.	80,282	1,458,361
Matsui Construction Co., Ltd.	98,600	382,230
Max Co., Ltd.	184,000	1,769,005
#Meidensha Corp.	764,050	3,388,445
*Meiji Machine Co., Ltd.	158,000	56,322
#Meiji Shipping Co., Ltd.	106,100	489,771
Meisei Industrial Co., Ltd.	29,000	60,457
Meitec Corp.	132,000	2,269,657
*Meito Transportation Co., Ltd.	22,000	187,374
#*Meiwa Trading Co., Ltd.	140,000	282,934
Mesco, Inc.	30,000	147,732
Misumi Group, Inc.	29,700	516,165
Mitani Corp.	52,600	305,577
*Mitsubishi Cable Industries, Ltd.	717,000	583,454
Mitsubishi Kakoki Kaisha, Ltd.	248,000	614,024
Mitsubishi Pencil Co., Ltd.	118,300	1,505,083
#Mitsuboshi Belting, Ltd.	274,000	1,113,795
Mitsui Matsushima Co., Ltd.	338,000	554,470
Mitsui-Soko Co., Ltd.	475,000	1,693,401
Mitsumura Printing Co., Ltd.	93,000	314,099
Miura Co., Ltd.	132,100	3,393,831
Miura Printing Corp.	19,000	37,201
#*Miyaji Engineering Group, Inc.	1,758,175	1,517,631
#*Miyakoshi Corp.	48,400	302,499
*Mori Denki Mfg. Co., Ltd.	625,000	69,610
#Mori Seiki Co., Ltd.	121,300	1,223,268
Morita Holdings Corp.	159,000	701,411
Moshi Moshi Hotline, Inc.	116,050	2,063,482
Mystar Engineering Corp.	15,600	49,890
Nabtesco Corp.	174,000	2,048,974
Nac Co., Ltd.	28,900	275,970
Nachi-Fujikoshi Corp.	588,000	1,661,617
Naikai Zosen Corp.	75,000	265,524
Nakano Corp.	103,000	199,552
Narasaki Sangyo Co., Ltd.	68,000	62,974

1175

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
NEC Capital Solutions, Ltd.	48,900	$688,484
NEC Networks & System Integration Corp.	120,600	1,295,847
New Tachikawa Aircraft Co., Ltd.	9,900	548,968
*Nichias Corp.	424,000	1,560,523
*Nichiban Co., Ltd.	122,000	395,030
*Nichiha Corp.	104,480	771,914
Nichireki Co., Ltd.	96,000	353,326
Nihon Spindle Manufacturing Co., Ltd.	115,000	165,609
Nikko Co., Ltd.	127,000	347,373
Nippo Corp.	276,000	1,880,217
#Nippon Carbon Co., Ltd.	396,000	1,123,259
#Nippon Conveyor Co., Ltd.	168,000	139,451
Nippon Densetsu Kogyo Co., Ltd.	204,000	1,565,031
Nippon Denwa Shisetu Co., Ltd.	203,000	611,401
Nippon Filcon Co., Ltd.	73,100	362,081
Nippon Hume Corp.	91,000	259,925
Nippon Jogesuido Sekkei Co., Ltd.	289	306,367
Nippon Kanzai Co., Ltd.	49,100	788,957
Nippon Koei Co., Ltd.	272,000	856,647
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,629,160
#Nippon Seisen Co., Ltd.	107,000	308,031
#Nippon Sharyo, Ltd.	78,000	528,031
*Nippon Shindo Co., Ltd.	8,000	10,449
Nippon Signal Co., Ltd.	210,200	2,005,877
Nippon Steel Trading Co., Ltd.	359,000	582,889
Nippon Thompson Co., Ltd.	255,000	1,446,227
*Nippon Tungsten Co., Ltd.	81,000	109,504
Nippon Yusoki Co., Ltd.	138,000	274,745
Nishimatsu Construction Co., Ltd.	954,000	1,104,116
Nishishiba Electric Co., Ltd.	101,000	163,473
Nissei Corp.	104,600	748,995
*Nissei Plastic Industrial Co., Ltd.	384,100	995,449
Nissin Corp.	342,000	726,222
Nissin Electric Co., Ltd.	46,000	229,069
Nitchitsu Co., Ltd.	58,000	128,762
Nitta Corp.	101,400	1,485,751
Nitto Boseki Co., Ltd.	847,000	1,866,564
Nitto Electric Works, Ltd.	150,700	1,538,675
Nitto Kohki Co., Ltd.	71,400	1,501,847
Nitto Seiko Co., Ltd.	140,000	357,171
*Nittoc Construction Co., Ltd.	316,000	159,851
*Noda Corp.	169,300	328,027
Nomura Co., Ltd.	205,000	528,151
Noritake Co., Ltd.	543,000	1,423,290
Noritz Corp.	97,900	1,226,453
*Oak Capital Corp.	662,354	117,757
Obayashi Road Corp.	106,000	167,458
Oiles Corp.	119,142	1,631,835
Okamoto Machine Tool Works, Ltd.	163,000	201,220
#Okamura Corp.	319,900	1,607,271
#Okano Valve Manufacturing Co.	58,000	523,246
*Oki Electric Cable Co., Ltd.	109,000	133,382
#*OKK Corp.	255,000	208,241
OKUMA Corp.	184,000	1,059,819
Okumura Corp.	750,400	2,728,546
O-M, Ltd.	105,000	362,660
Onoken Co., Ltd.	70,000	514,319
Organo Corp.	188,000	1,208,272
*Oriental Shiraishi Corp.	442,800	4,906
*Original Engineering Consultants Co., Ltd.	66,000	82,429
#OSG Corp.	116,800	1,276,940

1176

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Oyo Corp.	107,500	$805,683
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	266,949
Park24 Co., Ltd.	131,900	1,385,664
*Penta-Ocean Construction Co., Ltd.	841,000	873,940
Pilot Corp.	759	813,970
Pronexus, Inc.	133,400	816,836
*Raito Kogyo Co., Ltd.	193,700	428,004
Rheon Automatic Machinery Co., Ltd.	64,000	156,987
*Ryobi, Ltd.	558,200	1,378,922
*Sailor Pen Co., Ltd.	127,000	81,210
Sakai Heavy Industries, Ltd.	126,000	177,649
*Sakurada Co., Ltd.	225,000	64,362
#*Sanix, Inc.	157,400	333,338
Sanki Engineering Co., Ltd.	261,000	1,756,558
#Sanko Metal Industrial Co., Ltd.	118,000	289,491
*Sankyo-Tateyama Holdings, Inc.	1,102,000	1,366,548
Sankyu, Inc.	445,000	2,117,714
Sanritsu Corp.	17,800	106,095
Sanwa Holdings Corp.	326,000	886,398
Sanyo Denki Co., Ltd.	207,000	688,384
Sanyo Engineering & Construction, Inc.	48,000	160,566
Sanyo Industries, Ltd.	88,000	119,392
#Sasebo Heavy Industries Co., Ltd.	546,000	1,212,485
Sato Corp.	108,600	1,203,655
Sato Shoji Corp.	65,300	325,523
*Sawafuji Electric Co., Ltd.	48,000	72,669
*Secom Joshinetsu Co., Ltd.	33,900	720,892
Secom Techno Service Co., Ltd.	40,500	1,103,133
Seibu Electric Industry Co., Ltd.	67,000	264,486
*Seika Corp.	267,000	568,678
*Seikitokyu Kogyo Co., Ltd.	335,000	185,036
Seino Holdings Co., Ltd.	157,000	1,048,524
Sekisui Jushi Co., Ltd.	162,000	1,347,537
#Senko Co., Ltd.	371,000	1,385,078
Senshu Electric Co., Ltd.	37,300	369,121
#Shibusawa Warehouse Co., Ltd.	259,000	823,332
Shibuya Kogyo Co., Ltd.	82,300	674,337
#Shima Seiki Manufacturing Co., Ltd.	59,600	1,142,184
Shin Nippon Air Technologies Co., Ltd.	84,980	582,172
Shin-Keisei Electric Railway Co., Ltd.	174,000	693,806
#Shin-Kobe Electric Machinery Co., Ltd.	104,000	1,046,657
Shinmaywa Industries, Ltd.	403,000	1,250,287
#Shinnihon Corp.	215,900	346,258
Shinsho Corp.	274,000	452,882
#*Shinwa Kaiun Kaisha, Ltd.	409,000	1,274,131
Sho-Bond Corp.	98,100	1,653,552
#Shoko Co., Ltd.	316,000	381,834
#Showa Aircraft Industry Co., Ltd.	112,000	732,531
Showa KDE Co., Ltd.	124,000	135,296
#Sinfonia Technology Co., Ltd.	496,000	1,079,479
Sintokogio, Ltd.	191,800	1,467,751
Soda Nikka Co., Ltd.	67,000	244,571
Sohgo Security Services Co., Ltd.	142,100	1,638,962
#Space Co., Ltd.	73,420	482,921
Subaru Enterprise Co., Ltd.	59,000	171,760
Sugimoto & Co., Ltd.	34,100	287,816
Sumitomo Densetsu Co., Ltd.	104,600	535,763
*Sumitomo Mitsui Construction Co., Ltd.	122,000	98,207
#Sumitomo Precision Products Co., Ltd.	176,000	497,015
Sumitomo Warehouse Co., Ltd.	292,000	1,278,579
#Sun Wave Corp.	785,000	2,574,677

1177

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Suzuki Metal Industry Co., Ltd.	71,000	$138,377
*SWCC Showa Holdings Co., Ltd.	831,000	793,378
Tadano, Ltd.	157,579	752,512
Taihei Dengyo Kaisha, Ltd.	152,000	1,258,560
Taihei Kogyo Co., Ltd.	257,000	1,040,004
Taiheiyo Kouhatsu, Inc.	95,000	68,003
Taikisha, Ltd.	125,600	1,796,111
Takada Kiko Co., Ltd.	325,000	553,880
Takano Co., Ltd.	52,000	280,716
Takara Printing Co., Ltd.	38,055	298,969
Takara Standard Co., Ltd.	515,000	2,896,772
#Takasago Thermal Engineering Co., Ltd.	292,000	2,429,609
#*Takashima & Co., Ltd.	137,000	190,587
Takigami Steel Construction Co., Ltd.	50,000	117,497
Takisawa Machine Tool Co., Ltd.	191,000	167,199
*Takuma Co., Ltd.	297,000	740,015
*Tanseisha Co., Ltd.	74,000	145,372
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	516,032
TECHNO ASSOCIE Co., Ltd.	58,400	401,316
Techno Ryowa, Ltd.	71,390	334,696
#Teikoku Electric Manufacturing Co., Ltd.	32,100	605,471
*Tekken Corp.	521,000	459,856
Teraoka Seisakusho Co., Ltd.	53,600	225,182
Toa Corp.	744,000	770,290
Toa Doro Kogyo Co., Ltd.	155,000	217,095
#*Tobishima Corp.	1,548,500	428,999
#Tocalo Co., Ltd.	51,600	886,497
Toda Corp.	623,000	2,118,697
Todentu Corp.	121,000	206,474
Toenec Corp.	233,000	1,276,947
Tokai Lease Co., Ltd.	86,000	139,917
#Toko Electric Corp.	88,000	587,201
Tokyo Biso Kogyo Corp.	19,000	140,503
Tokyo Energy & Systems, Inc.	126,000	806,407
Tokyo Keiki, Inc.	265,000	361,794
#Tokyo Kikai Seisakusho, Ltd.	304,000	321,968
Tokyo Sangyo Co., Ltd.	78,000	211,842
Tokyu Community Corp.	38,900	876,557
*Toli Corp.	207,000	369,216
#Tomoe Corp.	115,500	273,630
Tonami Holdings Co., Ltd.	331,000	659,700
*Toppan Forms Co., Ltd.	30,100	319,165
#*Tori Holdings Co., Ltd.	230,100	76,112
#Torishima Pump Manufacturing Co., Ltd.	88,800	1,976,343
#Toshiba Machine Co., Ltd.	249,000	960,018
Toshiba Plant Kensetsu Co., Ltd.	214,450	2,610,057
Tosho Printing Co., Ltd.	243,000	419,186
Totetsu Kogyo Co., Ltd.	122,000	686,008
*Totoku Electric Co., Ltd.	101,000	103,330
#Toyo Electric Co., Ltd.	156,000	1,166,968
Toyo Engineering Corp.	628,400	2,005,964
*Toyo Machinery & Metal Co., Ltd.	61,000	100,602
Toyo Shutter Co., Ltd.	11,800	69,308
#Toyo Tanso Co, Ltd.	19,400	1,013,638
#Toyo Wharf & Warehouse Co., Ltd.	274,000	499,779
Trinity Industrial Corp.	56,000	200,282
Trusco Nakayama Corp.	101,500	1,417,524
Tsubakimoto Chain Co.	579,700	2,581,877
Tsubakimoto Kogyo Co., Ltd.	97,000	199,389
#*Tsugami Corp.	265,000	923,165
Tsukishima Kikai Co., Ltd.	138,000	811,366

1178

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Tsurumi Manufacturing Co., Ltd.	94,000	$654,723
Tsuzuki Denki Co., Ltd.	75,000	244,923
TTK Co., Ltd.	62,000	201,261
Uchida Yoko Co., Ltd.	171,000	495,041
Ueki Corp.	455,000	610,651
#Union Tool Co.	63,100	1,767,601
Utoc Corp.	96,400	244,536
*Venture Link Co., Ltd.	405,500	58,773
#*Wakachiku Construction Co., Ltd.	2,383,000	1,159,798
#Weathernews, Inc.	26,700	310,438
Yahagi Construction Co., Ltd.	151,000	895,396
Yamabiko Corp.	28,782	292,825
Yamato Corp.	82,000	282,307
Yamaura Corp.	40,500	92,715
Yamazen Co., Ltd.	306,600	1,037,907
#Yasuda Warehouse Co., Ltd. (The)	98,200	612,532
Yokogawa Bridge Holdings Corp.	139,400	1,062,388
Yondenko Corp.	133,800	681,249
Yuasa Trading Co., Ltd.	779,000	660,743
Yuken Kogyo Co., Ltd.	156,000	228,593
Yurtec Corp.	227,000	1,137,296
Yusen Air & Sea Service Co., Ltd.	9,700	130,844
Yushin Precision Equipment Co., Ltd.	53,534	813,399

Total Industrials		307,288,071

Information Technology — (10.5%)
Ai Holdings Corp.	182,600	549,904
Aichi Tokei Denki Co., Ltd.	113,000	316,027
Aiphone Co., Ltd.	70,900	1,219,174
#*Allied Telesis Holdings K.K.	470,700	352,463
Alpha Systems, Inc.	32,800	608,621
*Alps Electric Co., Ltd.	487,500	2,791,319
*Anritsu Corp.	435,000	1,695,722
*AOI Electronics Co., Ltd.	37,400	699,049
*Apic Yamada Corp.	36,000	72,846
*Asahi Net, Inc.	1,000	3,075
#CAC Corp.	69,100	479,078
Canon Electronics, Inc.	68,200	1,462,173
Canon Finetech, Inc.	94,570	1,283,283
Capcom Co., Ltd.	138,600	2,295,592
Chino Corp.	158,000	365,649
*CMK Corp.	70,100	536,995
Computer Engineering & Consulting, Ltd.	61,500	314,227
Core Corp.	45,700	332,761
Cresco, Ltd.	23,200	107,505
#*CSK Holdings Corp.	172,300	782,191
*Cybernet Systems Co, Ltd.	22	8,622
Cybozu, Inc.	615	231,655
*Daiko Denshi Tsushin, Ltd.	17,000	31,450
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,180,005
Denki Kogyo Co., Ltd.	237,000	1,097,056
DKK TOA Corp.	31,000	65,902
DTS Corp.	84,900	817,678
#Dwango Co., Ltd.	230	398,074
#eAccess, Ltd.	4,312	3,049,431
Eizo Nanao Corp.	75,600	1,877,504
*Elna Co., Ltd.	97,000	91,240
ESPEC Corp.	79,800	443,868
#*FDK Corp.	425,000	603,789
Fuji Soft, Inc.	115,000	1,842,434
*Fujitsu Component, Ltd.	172	47,436

1179

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Fujitsu Frontech, Ltd.	78,600	$603,482
Fuso Dentsu Co., Ltd.	16,000	51,479
Future Architect, Inc.	1,297	517,584
GMO Internet, Inc.	25,000	100,326
Hakuto Co., Ltd.	79,700	691,205
Hioki EE Corp.	200	3,335
Hitachi Business Solution Co., Ltd.	43,200	301,581
Hitachi Kokusai Electric, Inc.	292,500	2,656,811
#Hochiki Corp.	97,000	544,832
Hokuriku Electric Industry Co., Ltd.	308,000	518,336
Horiba, Ltd.	91,600	2,205,608
Hosiden Corp.	243,000	2,881,802
Icom, Inc.	49,700	1,182,990
#*Ikegami Tsushinki Co., Ltd.	174,000	134,915
Ines Corp.	167,400	1,273,619
I-Net Corp.	47,800	257,672
Information Services International-Dentsu, Ltd.	80,900	464,714
Internet Initiative Japan, Inc.	45	79,144
#Ishii Hyoki Co., Ltd.	23,700	303,897
IT Holdings Corp.	262,001	2,942,294
*ITC Networks Corp.	36	80,539
*Iwatsu Electric Co., Ltd.	303,000	243,436
Japan Aviation Electronics Industry, Ltd.	278,600	1,994,683
Japan Business Computer Co., Ltd.	74,900	470,580
Japan Cash Machine Co., Ltd.	98,115	825,771
Japan Digital Laboratory Co., Ltd.	110,100	1,288,355
*Japan Radio Co., Ltd.	435,000	834,243
Jastec Co., Ltd.	61,400	343,051
JBIS Holdings, Inc.	79,600	267,039
JIEC Co., Ltd.	199	163,456
Kaga Electronics Co., Ltd.	97,300	1,011,898
#Kakaku.com, Inc.	507	1,861,412
Kanematsu Electronics, Ltd.	83,100	758,231
Kawatetsu Systems, Inc.	174	141,116
Koa Corp.	148,700	1,529,045
#*Kubotek Corp.	384	92,065
Kyoden Co., Ltd.	160,000	208,864
Kyowa Electronic Instruments Co., Ltd.	52,000	146,892
Macnica, Inc.	52,100	863,969
Marubun Corp.	96,100	553,553
Maruwa Co., Ltd.	36,500	833,665
#Maspro Denkoh Corp.	61,000	554,395
#Megachips Corp.	87,300	1,243,856
*Meisei Electric Co., Ltd.	359,000	297,173
Melco Holdings, Inc.	9,000	225,042
Mimasu Semiconductor Industry Co., Ltd.	95,081	1,132,578
Miroku Jyoho Service Co., Ltd.	107,000	258,342
*Mitsui High-Tec, Inc.	138,700	1,109,136
Mitsui Knowledge Industry Co., Ltd.	3,688	644,695
*Mutoh Holdings Co., Ltd.	160,000	251,162
*Nagano Japan Radio Co., Ltd.	85,000	121,373
*Nagano Keiki Co., Ltd.	600	4,400
Nakayo Telecommunications, Inc.	543,000	984,654
#*NEC Electronics Corp.	80,900	674,227
NEC Fielding, Ltd.	93,300	1,356,867
NEC Mobiling, Ltd.	46,600	1,216,584
Net One Systems Co., Ltd.	1,889	2,128,547
*Netmarks, Inc.	523	90,856
#Nichicon Corp.	265,000	3,012,235
#Nidec Sankyo Corp.	200,000	1,748,737
#Nihon Dempa Kogyo Co., Ltd.	69,000	1,445,115

1180

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#*Nihon Inter Electronics Corp.	104,700	$264,340
Nihon Unisys, Ltd.	169,700	1,278,823
*Nippon Avionics Co., Ltd.	83,000	141,467
#Nippon Ceramic Co., Ltd.	86,700	1,032,913
*Nippon Chemi-Con Corp.	466,000	1,718,330
Nippon Systemware Co., Ltd.	30,000	93,649
Nohmi Bosai, Ltd.	125,000	745,766
NS Solutions Corp.	55,700	856,337
#NSD Co., Ltd.	173,800	1,853,597
#*Obic Business Consultants Co., Ltd.	12,700	567,275
Okaya Electric Industries Co., Ltd.	73,000	214,894
*Oki Electric Industry Co., Ltd.	2,062,000	1,751,399
Ono Sokki Co., Ltd.	103,000	424,644
Origin Electric Co., Ltd.	105,000	456,469
Osaki Electric Co., Ltd.	128,000	1,231,491
*Panasonic Electric Works Information Systems Co., Ltd.	2,600	65,781
PCA Corp.	17,500	152,770
#*Pixela Corp.	19,200	69,459
*Rikei Corp.	46,500	38,688
Riken Keiki Co., Ltd.	77,800	491,254
#Roland DG Corp.	57,500	773,510
Ryoden Trading Co., Ltd.	152,000	744,272
Ryosan Co., Ltd.	122,000	2,931,426
Ryoyo Electro Corp.	108,000	914,423
#Sanken Electric Co., Ltd.	300,000	843,156
Sanko Co., Ltd.	22,000	66,199
Sanshin Electronics Co., Ltd.	108,100	822,313
Satori Electric Co., Ltd.	56,380	326,252
*Saxa Holdings, Inc.	194,000	284,511
*Sekonic Corp.	36,000	41,262
#*Shibaura Mechatronics Corp.	171,000	644,131
*Shindengen Electric Manufacturing Co., Ltd.	296,000	797,803
Shinkawa, Ltd.	68,400	1,050,801
Shinko Shoji Co., Ltd.	75,900	628,724
#Shizuki Electric Co., Inc.	103,000	437,785
Siix Corp.	83,700	902,513
*Simplex Technology, Inc.	210	106,269
#SMK Corp.	265,000	1,360,490
So-Net Entertainment Corp.	230	539,728
*SPC Electronics Corp.	48,200	63,438
SRA Holdings, Inc.	49,700	442,289
Star Micronics Co., Ltd.	133,000	1,263,517
Sumida Corp.	66,249	527,363
Sumisho Computer Systems Corp.	122,300	1,710,919
SUNX, Ltd.	117,400	424,228
#SystemPro Co., Ltd.	676	311,316
Tachibana Eletech Co., Ltd.	62,400	436,421
*Tamura Corp.	253,000	781,605
*Teac Corp.	11,000	4,147
*Tecmo Koei Holdings Co., Ltd.	172,930	1,336,612
Teikoku Tsushin Kogyo Co., Ltd.	172,000	405,139
TKC Corp.	95,400	1,765,835
#*Toko, Inc.	331,000	486,424
Tokyo Denpa Co., Ltd.	24,900	165,463
Tokyo Electron Device, Ltd.	352	454,575
#*Tokyo Seimitsu Co., Ltd.	110,000	1,492,348
Tomen Electronics Corp.	50,600	565,003
#Topcon Corp.	154,800	797,750
Tose Co., Ltd.	22,100	146,898
*Toshiba TEC Corp.	341,000	1,272,852
Toukei Computer Co., Ltd.	27,710	336,949

1181

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#*Towa Corp.	7,100	$58,157
Toyo Corp.	110,600	894,708
#*Trans Cosmos, Inc.	128,500	1,158,298
Tsuzuki Densan Co., Ltd.	22,500	57,359
#Ulvac, Inc.	86,700	2,195,587
#*Uniden Corp.	121,000	279,544
*Wacom Co., Ltd.	965	1,615,924
XNET Corp.	21	30,202
#*Yamaichi Electronics Co., Ltd.	203,800	737,238
Yaskawa Information Systems Corp.	40,000	138,938
Ye Data, Inc.	43,000	58,925
Yokowo Co., Ltd.	69,500	396,208
Zuken, Inc.	95,200	695,071

Total Information Technology		131,953,425

Materials — (11.4%)
Achilles Corp.	670,000	955,061
Adeka Corp.	341,200	3,279,892
Agro-Kanesho Co., Ltd.	7,000	58,671
Aichi Steel Corp.	367,000	1,508,777
Arakawa Chemical Industries, Ltd.	67,700	774,193
Araya Industrial Co., Ltd.	204,000	271,939
Aronkasei Co., Ltd.	124,000	497,391
Asahi Organic Chemicals Industry Co., Ltd.	334,000	788,472
Chuetsu Pulp & Paper Co., Ltd.	395,000	662,832
*Chugai Mining Co., Ltd.	852,400	371,627
Chugoku Marine Paints, Ltd.	233,000	1,555,587
#*Chugokukogyo Co., Ltd.	104,000	97,313
Chuo Denki Kogyo Co., Ltd.	90,000	649,062
#Co-Op Chemical Co., Ltd.	159,000	238,814
*Dai Nippon Toryo, Ltd.	488,000	486,732
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	457,494
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	310,087
#Daiken Corp.	429,000	1,066,347
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,135,723
Daio Paper Corp.	120,500	976,681
Daiso Co., Ltd.	356,000	874,229
DC Co., Ltd.	113,900	260,045
DIC Corp.	250,000	444,648
Dynapac Co., Ltd.	25,000	76,252
FP Corp.	63,900	3,079,846
Fujikura Kasei Co., Ltd.	94,500	467,560
Fumakilla, Ltd.	85,000	427,315
Geostar Corp.	88,000	91,988
Godo Steel, Ltd.	542,000	1,128,549
#*Gun Ei Chemical Industry Co., Ltd.	278,000	644,622
Harima Chemicals, Inc.	78,000	383,851
Hodogaya Chemical Co., Ltd.	281,000	939,510
Hokkan Holdings, Ltd.	210,000	504,510
Hokko Chemical Industry Co., Ltd.	90,000	268,113
Hokuetsu Kishu Paper Co., Ltd.	601,199	3,003,494
#Hokushin Co., Ltd.	64,000	95,438
Honshu Chemical Industry Co., Ltd.	35,000	148,143
Ihara Chemical Industry Co., Ltd.	155,000	428,995
#ISE Chemicals Corp.	86,000	448,413
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	984,768
Japan Carlit Co., Ltd.	59,800	259,830
JSP Corp.	106,700	1,346,430
#Kanto Denka Kogyo Co., Ltd.	194,000	1,333,655
Katakura Chikkarin Co., Ltd.	43,000	126,974
Kawakin Holdings Co., Ltd.	11,000	34,497

1182

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Kawasaki Kasei Chemicals, Ltd.	121,000	$146,693
Koatsu Gas Kogyo Co., Ltd.	166,000	989,377
#Kohsoku Corp.	62,800	446,427
Konishi Co., Ltd.	67,500	638,845
#Kumiai Chemical Industry Co., Ltd.	227,000	685,154
Kureha Corp.	627,500	3,063,215
*Kurosaki Harima Corp.	260,000	486,620
Kyoei Steel, Ltd.	12,700	227,338
Lintec Corp.	87,400	1,672,336
MEC Co., Ltd.	61,200	413,054
Mitsubishi Paper Mills, Ltd.	1,094,000	1,292,776
*Mitsubishi Steel Manufacturing Co., Ltd.	523,000	911,822
*Mitsui Mining & Smelting Co., Ltd.	389,000	1,024,803
Mory Industries, Inc.	154,000	371,508
Nakabayashi Co., Ltd.	181,000	376,359
Nakayama Steel Works, Ltd.	443,000	601,886
Neturen Co., Ltd.	153,800	942,426
Nichia Steel Works, Ltd.	175,900	466,464
Nifco, Inc.	162,700	3,540,059
Nihon Kagaku Sangyo Co., Ltd.	79,000	506,303
#Nihon Nohyaku Co., Ltd.	219,000	1,154,211
Nihon Parkerizing Co., Ltd.	230,000	2,911,719
Nihon Seiko Co., Ltd.	18,000	31,881
*Nippon Carbide Industries Co., Inc.	201,000	236,810
#Nippon Chemical Industrial Co., Ltd.	281,000	645,865
*Nippon Chutetsukan K.K.	86,000	120,715
Nippon Chuzo K.K.	127,000	151,095
Nippon Coke & Engineering Co., Ltd.	772,500	854,854
#Nippon Concrete Industries Co., Ltd.	157,000	225,370
#Nippon Denko Co., Ltd.	372,000	2,258,535
Nippon Fine Chemical Co., Ltd.	90,600	701,381
#Nippon Kasei Chemical Co., Ltd.	355,000	659,076
Nippon Kayaku Co., Ltd.	248,000	2,071,952
*Nippon Kinzoku Co., Ltd.	222,000	356,788
Nippon Koshuha Steel Co., Ltd.	438,000	424,425
*Nippon Light Metal Co., Ltd.	1,115,000	1,089,895
#Nippon Metal Industry Co., Ltd.	592,000	912,881
#Nippon Paint Co., Ltd.	727,200	4,526,332
Nippon Pigment Co., Ltd.	43,000	89,603
*Nippon Pillar Packing Co., Ltd.	83,000	433,849
Nippon Soda Co., Ltd.	525,000	1,941,282
Nippon Synthetic Chemical Industry Co., Ltd. (The)	291,000	2,062,455
Nippon Valqua Industries, Ltd.	313,000	580,205
Nippon Yakin Kogyo Co., Ltd.	395,500	1,478,258
Nittetsu Mining Co., Ltd.	281,000	1,241,827
Nitto FC Co., Ltd.	72,000	395,241
NOF Corp.	701,000	2,858,216
Okabe Co., Ltd.	186,900	645,948
Okamoto Industries, Inc.	395,000	1,510,147
*Okura Industrial Co., Ltd.	211,000	612,849
Osaka Organic Chemical Industry, Ltd.	66,000	305,506
Osaka Steel Co., Ltd.	77,300	1,273,184
#Osaka Titanium Technologies Co., Ltd.	31,000	1,003,708
Pacific Metals Co., Ltd.	210,000	1,396,505
#Pack Corp. (The)	66,200	861,448
Rengo Co., Ltd.	21,090	124,787
Riken Technos Corp.	197,000	504,623
*S Science Co., Ltd.	3,252,000	108,107
#S.T. Chemical Co., Ltd.	82,100	907,299
Sakai Chemical Industry Co., Ltd.	355,000	1,710,725
Sakata INX Corp.	214,000	879,586

1183

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Sanyo Chemical Industries, Ltd.	321,000	$1,810,543
Sanyo Special Steel Co., Ltd.	542,300	2,067,283
Sekisui Plastics Co., Ltd.	238,000	1,120,434
Shikoku Chemicals Corp.	192,000	1,043,939
Shinagawa Refractories Co., Ltd.	224,000	452,943
Shin-Etsu Polymer Co., Ltd.	232,200	1,460,427
Shinko Wire Co., Ltd.	185,000	302,369
Somar Corp.	43,000	104,253
#Stella Chemifa Corp.	42,100	2,174,597
Sumitomo Bakelite Co., Ltd.	236,000	1,278,022
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,058,923
Sumitomo Osaka Cement Co., Ltd.	283,000	411,031
Sumitomo Pipe & Tube Co., Ltd.	108,100	563,974
Sumitomo Seika Chemicals Co., Ltd.	238,000	918,762
#T. Hasegawa Co., Ltd.	124,700	1,723,339
*Taiheiyo Cement Corp.	140,000	157,569
Taisei Lamick Co., Ltd.	18,500	435,013
Takasago International Corp.	339,000	1,639,376
Takiron Co., Ltd.	243,000	629,652
Tayca Corp.	151,000	396,156
Tenma Corp.	96,700	1,117,667
#*Titan Kogyo K.K.	59,000	129,004
Toagosei Co., Ltd.	897,000	3,433,097
#Toda Kogyo Corp.	158,000	1,054,332
#Toho Titanium Co., Ltd.	65,400	1,215,772
#Toho Zinc Co., Ltd.	425,000	1,953,921
Tokai Carbon Co., Ltd.	387,000	1,808,955
Tokushu Tokai Holdings Co., Ltd.	505,580	1,259,465
Tokyo Ohka Kogyo Co., Ltd.	111,900	1,949,236
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,394,911
#*Tomoegawa Paper Co., Ltd.	125,000	252,066
Tomoku Co., Ltd.	294,000	641,682
Topy Industries, Ltd.	748,000	1,247,965
Toyo Ink Manufacturing Co., Ltd.	541,000	2,229,465
Toyo Kohan Co., Ltd.	259,000	1,312,711
TYK Corp.	142,000	299,767
Ube Material Industries, Ltd.	275,000	683,049
Wood One Co., Ltd.	169,000	410,362
Yamamura Glass Co., Ltd.	360,000	1,151,536
Yodogawa Steel Works, Ltd.	624,500	2,556,967
Yuki Gosei Kogyo Co., Ltd.	64,000	160,179
#Yushiro Chemical Industry Co., Ltd.	51,600	673,229
Zeon Corp.	503,000	2,478,037

Total Materials		144,168,958

Telecommunication Services — (0.1%)
#*Invoice, Inc.	39,279	590,165

Utilities — (0.7%)
Hokkaido Gas Co., Ltd.	210,000	560,934
Hokuriku Gas Co., Ltd.	99,000	267,707
Okinawa Electric Power Co., Ltd.	32,671	1,773,834
#Saibu Gas Co., Ltd.	1,291,000	3,588,547
Shizuoka Gas Co., Ltd.	258,000	1,713,139
#Tokai Corp.	236,000	1,238,471

Total Utilities		9,142,632

TOTAL COMMON STOCKS		1,122,998,835

RIGHTS/WARRANTS — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

1184

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $700,000 FNMA 6.50%, 06/25/39, valued at $745,500) to be repurchased at $734,012 .	$734	$734,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund LP	133,000,000	133,000,000
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized $80,728,908 by FNMA 7.500%, 11/01/37, valued at $3,576,775) to be repurchased at $3,506,677	$3,507	3,506,642

TOTAL SECURITIES LENDING COLLATERAL		136,506,642

TOTAL INVESTMENTS — (100.0%) (Cost $1,510,704,792)##		$1,260,239,477

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$237,454,031	—	$237,454,031
Consumer Staples	$2,598,349	112,526,825	—	115,125,174
Energy	—	14,853,296	—	14,853,296
Financials	36,205	119,963,584	—	119,999,789
Health Care	—	42,423,294	—	42,423,294
Industrials	288,235	306,999,836	—	307,288,071
Information Technology	—	131,953,425	—	131,953,425
Materials	—	144,168,958	—	144,168,958
Telecommunication Services	—	590,165	—	590,165
Utilities	—	9,142,632	—	9,142,632
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	734,000	—	734,000
Securities Lending Collateral	—	136,506,642	—	136,506,642

TOTAL	$2,922,789	$1,257,316,688	—	$1,260,239,477

1185

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.8%)
AUSTRALIA — (48.2%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Adacel Technologies, Ltd.	113,249	46,619
*Adamus Resources, Ltd.	895,668	327,945
ADCorp Australia, Ltd.	212,402	38,320
Adelaide Brighton, Ltd.	1,480,311	3,217,925
#*Aditya Birla Minerals, Ltd.	841,658	773,284
Adtrans Group, Ltd.	37,239	114,944
#*AED Oil, Ltd.	282,000	146,151
Aevum, Ltd.	442,938	547,681
*Agenix, Ltd.	707,478	10,640
*Ainsworth Game Technology, Ltd.	380,243	58,807
#AJ Lucas Group, Ltd.	323,126	926,166
*Alchemia, Ltd.	724,903	473,839
#Alesco Corp., Ltd.	457,971	1,744,119
*Alkane Resources, Ltd.	938,520	276,862
#*Alliance Resources, Ltd.	388,254	191,016
*Allied Medical, Ltd.	11,746	—
Altium, Ltd.	129,840	28,141
*Amadeus Energy, Ltd.	819,137	173,094
Amalgamated Holdings, Ltd.	449,448	2,220,071
Amcom Telecommunications, Ltd.	1,135,725	326,941
Ammtec, Ltd.	13,918	32,737
#*Andean Resources, Ltd.	1,464,837	3,056,452
Ansell, Ltd.	319,734	2,900,395
#*Antares Energy, Ltd.	378,020	210,628
AP Eagers, Ltd.	37,790	435,432
#APA Group, Ltd.	1,056,000	2,974,262
*Apex Minerals NL	1,895,791	51,659
#APN News & Media, Ltd.	1,324,541	2,676,430
*Aquila Resources, Ltd.	209,376	1,566,265
#*Arafura Resources, Ltd.	162,638	116,165
ARB Corporation, Ltd.	324,213	1,497,999
Ariadne Australia, Ltd.	267,324	64,763
Aristocrat Leisure, Ltd.	452,269	1,578,929
*Arturus Capital, Ltd.	98,412	14,583
ASG Group, Ltd.	186,445	196,964
*Astron, Ltd.	87,221	149,715
#*Atlas Iron, Ltd.	662,409	1,127,590
*Aurora Oil and Gas, Ltd.	540,105	143,322
Ausdrill, Ltd.	694,863	1,153,131
Austal, Ltd.	631,677	1,343,617
*Austar United Communications, Ltd.	3,107,163	3,496,379
Austbrokers Holdings, Ltd.	60,445	269,456
Austereo Group, Ltd.	1,035,625	1,520,221
*Austin Engineering, Ltd.	69,514	177,931
*Austpac Resources NL	1,627,877	62,263
#*Australian Agricultural Co., Ltd.	843,168	940,675
Australian Infrastructure Fund	2,805,723	4,498,183
#Australian Pharmaceutical Industries, Ltd.	9,080,448	5,160,442
*Australian Worldwide Exploration, Ltd.	1,482,305	3,412,596
*Autodom, Ltd.	170,874	10,735
Automotive Holdings Group, Ltd.	15,267	32,145
*Autron Corporation, Ltd.	989,247	14,877
*Avexa, Ltd.	901,298	119,441
#*AVJennings, Ltd.	5,350,378	2,361,410
#*Avoca Resources, Ltd.	656,313	941,300
#*AWB, Ltd.	3,807,619	3,557,696
*Ballarat South Gold, Ltd.	1,996	15,934

1186

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Bank of Queensland, Ltd.	71,970	$695,419
#*Bannerman Resources, Ltd.	207,242	122,535
Beach Petroleum, Ltd.	3,678,501	2,699,384
*Berkeley Resources, Ltd.	39,273	49,102
Beyond International, Ltd.	61,256	45,520
#Biota Holdings, Ltd.	940,673	1,657,498
*Bisalloy Steel Group, Ltd.	469,001	65,866
#Blackmores, Ltd.	75,215	1,463,458
*BMA Gold, Ltd.	109,078	27,237
*Boart Longyear Group	10,774,655	3,138,873
*Boulder Steel, Ltd.	1,667,795	284,955
*Bow Energy, Ltd.	60,825	69,482
#Bradken, Ltd.	582,247	3,078,115
Breville Group, Ltd.	598,466	847,141
#Brickworks, Ltd.	131,435	1,422,498
#*Brockman Resources, Ltd.	653,924	1,592,596
BSA, Ltd.	587,227	159,441
BT Investment Management, Ltd.	45,039	121,819
#Cabcharge Australia, Ltd.	408,669	2,047,180
Calliden Group, Ltd.	633,393	178,847
#Campbell Brothers, Ltd.	284,996	7,195,488
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	16,516
#Cardno, Ltd.	247,493	902,823
#*Carnarvon Petroleum, Ltd.	2,906,082	1,333,757
*Carnegie Wave Energy, Ltd.	1,008,948	116,448
Cash Converters International, Ltd.	1,086,054	615,881
#*Catalpa Resources, Ltd.	52,462	65,725
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	100,585	248,607
Cellestis, Ltd.	387,333	1,197,024
*Cellnet Group, Ltd.	921,474	396,390
Centennial Coal Co., Ltd.	1,196,500	3,841,569
*Centrex Metals, Ltd.	46,889	24,444
#*Ceramic Fuel Cells, Ltd.	2,190,662	357,518
Challenger Financial Services Group, Ltd.	1,750,037	6,267,178
*Chandler Macleod Group, Ltd.	88,156	17,645
*Chemeq, Ltd.	166,742	12,243
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	494,978
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,550
*Circadian Technologies, Ltd.	64,591	37,053
#*Citadel Resource Group, Ltd.	1,735,175	553,270
#*Citigold Corp., Ltd.	3,765,806	349,474
*Clarius Group, Ltd.	1,080,283	758,384
*Clinuvel Pharmaceuticals, Ltd.	1,184,356	235,103
Clough, Ltd.	1,477,078	1,097,617
Clover Corp., Ltd.	269,348	68,618
*CO2 Group, Ltd.	844,559	156,540
*Cockatoo Coal, Ltd.	83,491	25,999
Codan, Ltd.	142,942	151,079
Coffey International, Ltd.	555,688	1,063,521
Collection House, Ltd.	1,759,373	1,336,679
*Comet Ridge, Ltd.	65,567	18,079
ConnectEast Group, Ltd.	8,774,019	3,231,110
#*Conquest Mining, Ltd.	1,082,609	465,430
Consolidated Media Holdings, Ltd.	1,050,129	2,787,530
*Cooper Energy, Ltd.	90,132	37,639
Corporate Express Australia, Ltd.	422,355	1,483,710
#Count Financial, Ltd.	940,095	1,129,836
Coventry Group, Ltd.	140,775	281,746
#Crane Group, Ltd.	345,440	2,684,210

1187

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Credit Corp. Group, Ltd.	6,887	$19,378
*Crescent Gold, Ltd.	1,124,856	182,861
*CSG, Ltd. (B1VVRRR)	6,729	10,596
CSG, Ltd. (B1VVW79)	161,453	253,296
#*CuDeco, Ltd.	153,467	569,296
*Cue Energy Resources, Ltd.	452,354	82,053
*Customers, Ltd.	477,130	1,209,648
Data#3, Ltd.	5,572	45,304
#David Jones, Ltd.	1,296,067	5,421,387
Devine, Ltd.	993,850	347,566
#Dominion Mining, Ltd.	371,531	991,684
Downer EDI, Ltd.	658,944	4,814,896
*Dragon Mining, Ltd.	1,665,100	132,024
#DUET Group, Ltd.	2,903,270	4,624,274
#DWS Advanced Business Solutions, Ltd.	102,144	142,711
*Dyesol, Ltd.	69,865	55,178
#*Eastern Star Gas, Ltd.	2,741,555	1,873,687
*Elders, Ltd.	1,322,394	1,668,684
*Ellect Holdings, Ltd.	482	1,535
*Ellex Medical Lasers, Ltd.	197,605	26,935
Emeco Holdings, Ltd.	1,240,388	752,799
#Energy Developments, Ltd.	1,533	3,707
#*Energy World Corp., Ltd.	3,950,360	1,056,724
#Envestra, Ltd.	4,102,182	1,790,526
Envirozel, Ltd.	381,802	43,921
Euroz, Ltd.	9,542	11,383
*Extract Resources, Ltd.	244,676	1,705,216
#Fantastic Holdings, Ltd.	355,613	1,162,185
*Fig Tree Developments, Ltd.	20,365	180
*First Australian Resources, Ltd.	414,263	21,590
FKP Property Group, Ltd.	352,888	217,409
#Fleetwood Corp., Ltd.	238,527	1,698,260
#FlexiGroup, Ltd.	436,156	579,504
#Flight Centre, Ltd.	192,954	3,373,503
*Flinders Mines, Ltd.	6,798,057	848,094
*Forest Enterprises Australia, Ltd.	2,849,173	160,813
Forge Group, Ltd.	170,828	297,127
#*Forte Energy NL	923,334	150,777
Gazal Corp., Ltd.	104,542	113,754
*Geodynamics, Ltd.	1,015,653	715,990
*Gindalbie Metals, Ltd.	1,817,381	1,515,316
#*Giralia Resources NL	625,030	845,407
*Glengarry Resources, Ltd.	768,955	39,271
Goodman Fielder, Ltd.	2,008,126	2,763,418
Gowing Bros., Ltd.	92,437	204,413
Graincorp, Ltd. Series A	461,398	2,333,957
#*Grange Resources, Ltd.	903,958	265,852
#*Great Southern, Ltd.	9,302,784	987,565
GUD Holdings, Ltd.	335,199	2,755,870
Gunns, Ltd.	2,872,620	2,226,475
#GWA International, Ltd.	957,332	2,544,159
Hastie Group, Ltd.	784,777	1,274,020
#*Havilah Resources NL	271,898	139,914
#Healthscope, Ltd.	857,741	3,540,243
#*HFA Holdings, Ltd.	186,406	39,969
HGL, Ltd.	108,137	111,123
#*Highlands Pacific, Ltd.	2,651,500	798,920
#Hills Industries, Ltd.	936,401	1,611,334
*Horizon Oil, Ltd.	3,227,717	918,770
*Hutchison Telecommunications (Australia), Ltd.	7,914,113	843,167
*Icon Energy, Ltd.	111,982	32,012

1188

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*ICSGlobal, Ltd.	229,066	$5,127
IDT Australia, Ltd.	82,205	108,540
iiNet, Ltd.	404,706	703,774
*Iluka Resources, Ltd.	789,546	2,290,154
Imdex, Ltd.	812,684	468,510
*IMF Australia, Ltd.	244,684	354,077
*IMX Resources, Ltd.	594,082	234,236
#Independence Group NL	552,303	2,025,284
#*Indophil Resources NL	1,738,038	1,935,496
#Industrea, Ltd.	3,468,180	1,188,206
*Infigen Energy, Ltd.	1,556,089	1,824,937
Infomedia, Ltd.	1,458,074	380,432
#*Innamincka Petroleum, Ltd.	713,077	103,773
*Integra Mining, Ltd.	90,316	18,700
Integrated Research, Ltd.	261,513	117,501
#*Intrepid Mines, Ltd.	666,867	150,324
#Invocare, Ltd.	627,828	3,049,867
#Ioof Holdings, Ltd.	950,183	4,820,740
Iress Market Technology, Ltd.	348,498	2,400,725
#iSOFT Group, Ltd.	2,688,547	1,612,735
*Ivanhoe Australia, Ltd.	48,991	136,742
*Ixla, Ltd.	89,921	1,830
#*Jabiru Metals, Ltd.	1,854,281	623,989
#JB Hi-Fi, Ltd.	281,420	4,999,505
*K&S Corp., Ltd.	160,536	408,127
#*Kagara, Ltd.	1,628,074	1,312,056
*Karoon Gas Australia, Ltd.	628,673	3,970,717
*Kimberley Metals, Ltd.	408,220	—
*Kings Minerals NL	1,634,196	244,790
Kingsgate Consolidated, Ltd.	395,739	3,225,156
*Kingsrose Mining, Ltd.	147,619	84,810
*Lednium, Ltd.	195,019	13,802
Lemarne Corp., Ltd.	25,882	107,504
#*Linc Energy, Ltd.	866,033	1,181,967
*Liquefied Natural Gas, Ltd.	54,592	42,923
*Lycopodium, Ltd.	45,700	122,867
#*Lynas Corp., Ltd.	5,415,856	2,630,258
M2 Telecommunications Group, Ltd.	60,939	80,133
#MAC Services Group, Ltd.	185,743	364,304
Macarthur Coal, Ltd.	224,909	1,865,497
MacMahon Holdings, Ltd.	3,283,150	1,655,260
*Macquarie Telecom Group, Ltd.	35,019	156,887
*Magma Metals, Ltd.	154,165	88,828
#*Mantra Resources, Ltd.	31,175	158,467
*Marion Energy, Ltd.	451,508	43,925
*Maryborough Sugar Factory, Ltd.	2,560	4,453
MaxiTRANS Industries, Ltd.	889,356	304,009
*McGuigan Simeon Wines, Ltd.	2,456,151	719,504
McMillan Shakespeare, Ltd.	194,418	514,909
*McPherson’s, Ltd.	303,441	741,276
#*Medusa Mining, Ltd.	206,705	560,178
*Melbourne IT, Ltd.	379,204	535,334
#*MEO Australia, Ltd.	390,891	146,746
#Mermaid Marine Australia, Ltd.	737,634	1,714,036
*Metgasco, Ltd.	44,450	26,346
*Mikoh Corp., Ltd.	856,548	49,804
*Millennium Minerals, Ltd.	250,609	7,754
#*Minara Resources, Ltd.	697,128	420,768
Mincor Resources NL	946,204	1,214,926
#Mineral Resources, Ltd.	371,021	2,191,812
#*Mirabela Nickel, Ltd.	63,506	113,446

1189

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Mitchell Communications Group, Ltd.	1,225,532	$918,291
#*Molopo Australia, Ltd.	893,604	907,984
#Monadelphous Group, Ltd.	302,955	3,420,017
Mortgage Choice, Ltd.	673,083	730,216
#*Mosaic Oil NL	2,209,067	184,364
#*Mount Gibson Iron, Ltd.	2,962,399	3,630,897
*Murchison Metals, Ltd.	338,689	655,678
Namoi Cotton Cooperative, Ltd.	196,490	71,439
National Can Industries, Ltd.	97,017	105,137
#Navitas, Ltd.	1,205,167	4,773,402
*Neptune Marine Services, Ltd.	150,803	55,513
#*Nexbis, Ltd.	362,894	59,845
#*Nexus Energy, Ltd.	2,957,188	687,244
#NIB Holdings, Ltd.	232,852	263,242
#*Nido Petroleum, Ltd.	4,759,793	610,644
Nomad Building Solutions, Ltd.	29,955	7,076
*Norton Gold Fields, Ltd.	276,468	46,586
#*Novogen, Ltd.	391,594	205,050
Oakton, Ltd.	378,695	1,150,565
*Orbital Corp., Ltd.	766,776	29,748
OrotonGroup, Ltd.	79,968	413,793
*Otto Energy, Ltd.	1,486,012	121,569
*Pacific Brands, Ltd.	4,412,120	4,262,869
*Pan Pacific Petroleum NL	1,059,542	308,616
*PanAust, Ltd.	8,757,197	3,609,783
Panoramic Resources, Ltd.	901,883	1,452,607
*Paperlinx, Ltd.	2,771,649	1,520,062
*Payce Consolidated, Ltd.	29,670	38,125
Peet, Ltd.	996,525	1,817,175
#*Perilya, Ltd.	472,422	254,693
#Perpetual Trustees Australia, Ltd.	96,280	2,962,513
#*Perseus Mining, Ltd.	438,485	610,081
#*Pharmaxis, Ltd.	815,846	1,905,019
Photon Group, Ltd.	36,148	38,825
*Planet Gas, Ltd.	55,177	5,827
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	874,187
*PMP, Ltd.	1,829,096	1,192,625
*Port Bouvard, Ltd.	270,578	59,842
*Poseidon Nickel, Ltd.	425,525	90,538
#*Prana Biotechnology, Ltd.	195,424	25,972
#Premier Investments, Ltd.	192,073	1,361,291
#Prime Media Group, Ltd.	1,001,480	656,472
Probiotec, Ltd.	7,932	15,692
#Programmed Maintenance Service, Ltd.	549,270	1,590,554
#*Ramelius Resources, Ltd.	147,307	69,719
#*Ramsay Health Care, Ltd.	259,021	2,619,630
*Raptis Group, Ltd.	12,000	4,246
*RCR Tomlinson, Ltd.	1,108,169	984,813
#REA Group, Ltd.	52,808	434,667
Reckon, Ltd.	141,500	246,084
*Red Fork Energy, Ltd.	22,020	16,597
#Redflex Holdings, Ltd.	392,211	724,722
#Reece Australia, Ltd.	238,457	5,164,278
Reject Shop, Ltd. (The)	112,300	1,315,537
#*Resolute Mining, Ltd.	1,442,710	1,248,346
*Resource Generation, Ltd.	67,290	23,429
Retail Food Group, Ltd.	321	776
Reverse Corp., Ltd.	236,664	74,484
*RHG, Ltd.	279,073	133,752
Ridley Corp., Ltd.	1,283,068	1,257,804

1190

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*RiverCity Motorway Group, Ltd.	902,760	$187,237
*Riversdale Mining, Ltd.	692,356	4,526,730
*Roc Oil Co., Ltd.	937,716	550,735
Rock Building Society, Ltd.	28,109	71,524
Ross Human Directions, Ltd.	143,511	52,851
#Ruralco Holdings, Ltd.	88,146	181,503
#SAI Global, Ltd.	797,468	2,734,550
*Salinas Energy, Ltd.	637,362	69,999
#Salmat, Ltd.	703,255	2,449,023
Schaffer Corp., Ltd.	33,766	190,655
SDI, Ltd.	178,683	43,745
#Sedgman, Ltd.	158,566	193,635
#Seek, Ltd.	666,916	3,796,775
Select Harvests, Ltd.	196,698	774,880
#Servcorp, Ltd.	300,722	953,488
#Service Stream, Ltd.	1,432,710	378,273
Seven Network, Ltd.	330,352	1,950,714
*Shield Mining, Ltd.	58,492	7,646
Sigma Pharmaceuticals, Ltd.	4,862,235	4,002,827
*Silex System, Ltd.	466,716	2,420,168
#*Silver Lake Resources, Ltd.	166,873	134,907
*Sino Strategic International, Ltd.	130,864	65,854
#Sirtex Medical, Ltd.	216,786	1,199,714
*Skilled Group, Ltd.	391,751	669,102
SMS Management & Technology, Ltd.	292,441	1,532,871
*Southern Cross Electrical Engineering, Ltd.	16,785	21,664
#Southern Cross Media Group	1,572,128	2,553,253
SP Ausnet, Ltd.	414,559	327,571
#SP Telemedia, Ltd.	700,062	1,047,587
Spark Infrastructure Group, Ltd.	2,596,492	3,034,408
*Specialty Fashion Group, Ltd.	807,082	968,017
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	1,144,847	2,721,434
#*St. Barbara, Ltd.	4,257,092	934,063
*Starpharma Holdings, Ltd.	551,343	346,481
Straits Resources, Ltd.	878,069	1,095,961
#*Structural Systems, Ltd.	153,096	94,110
#*Stuart Petroleum, Ltd.	201,731	111,665
STW Communications Group, Ltd.	14,827	10,134
#*Sundance Resources, Ltd.	5,993,157	736,052
Sunland Group, Ltd.	789,627	524,438
Super Cheap Auto Group, Ltd.	718,503	3,034,162
*Swick Mining Services, Ltd.	49,595	20,387
Symex Holdings, Ltd.	355,611	156,005
*Talent2 International, Ltd.	474,826	575,837
*Tap Oil, Ltd.	3,940,285	3,703,336
Tassal Group, Ltd.	598,270	964,243
Technology One, Ltd.	1,318,149	887,866
#*Ten Network Holdings, Ltd.	2,056,782	2,772,016
#*Terramin Australia, Ltd.	147,756	98,508
#TFS Corp., Ltd.	1,027,886	923,665
Thakral Holdings Group, Ltd.	2,559,697	803,994
Thorn Group, Ltd.	23,042	24,000
*TNG, Ltd.	227,823	15,053
*Tower Australia Group, Ltd.	1,159,243	2,530,946
#*Tox Free Solutions, Ltd.	342,714	716,277
Transfield Services, Ltd.	814,645	2,564,061
Transfield Services, Ltd. Infrastructure Fund	756,730	698,999
*Transpacific Industries Group, Ltd.	363,760	398,092
#*Troy Resources NL	348,192	662,389
*Trust Co., Ltd.	82,756	481,438

1191

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
United Group, Ltd.	332,576	$3,800,337
*United Minerals Corp. NL	161,411	184,175
UXC, Ltd.	968,954	593,691
*Victoria Petroleum NL	74,027	18,698
*View Resources, Ltd.	1,283,369	147,593
#Village Roadshow, Ltd.	596,487	1,103,596
*Virgin Blue Holdings, Ltd.	5,081,560	2,593,088
*Voyager Resources, Ltd.	19,640	408
#Watpac, Ltd.	628,444	778,185
*Wattyl, Ltd.	433,037	343,651
#WDS, Ltd.	375,342	529,697
#Webjet, Ltd.	373,212	782,971
*Webster, Ltd.	158,276	71,327
#West Australian Newspapers Holdings, Ltd.	709,322	4,572,820
#*Western Areas NL	529,359	1,931,839
#*White Energy Co., Ltd.	147,547	326,269
Whitehaven Coal, Ltd.	394,788	1,532,277
WHK Group, Ltd.	1,202,433	1,227,891
#Wide Bay Australia, Ltd.	70,360	629,785
*Willmott Forests, Ltd.	17,224	6,801
#*Windimurra Vanadium, Ltd.	537,429	80,824
Wotif.com Holdings, Ltd.	498,257	2,921,815

TOTAL AUSTRALIA		387,793,885

HONG KONG — (18.5%)
AAC Acoustic Technologies Holdings, Inc.	1,604,000	2,632,391
*ABC Communications (Holdings), Ltd.	172,000	64,910
Aeon Credit Service (Asia) Co., Ltd.	580,000	480,890
Aeon Stores Hong Kong Co., Ltd.	234,000	380,066
Alco Holdings, Ltd.	1,468,000	527,717
Allan International Holdings, Ltd.	592,000	159,702
Allied Group, Ltd.	683,200	1,687,477
#*Allied Properties, Ltd.	10,530,000	1,837,731
*Amax Holdings, Ltd.	1,650,000	35,535
*Apac Resources, Ltd.	4,140,000	241,360
*APT Satellite Holdings, Ltd.	850,000	319,723
*Artel Solutions Group Holdings, Ltd.	225,000	1,072
Arts Optical International Holdings, Ltd.	730,000	312,407
Asia Commercial Holdings, Ltd.	131,040	8,902
*Asia Energy Logistics Group, Ltd.	210,400	3,582
Asia Financial Holdings, Ltd.	2,546,908	903,892
*Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,361,206
*Asia Standard Hotel Group, Ltd.	13,095,018	785,003
*Asia Standard International Group, Ltd.	14,569,281	2,450,036
*Asia TeleMedia, Ltd.	2,832,000	36,476
*Associated International Hotels, Ltd.	954,000	2,067,066
Automated Systems Holdings, Ltd.	340,000	79,447
#*AVIC International Holding HK, Ltd.	5,332,000	283,896
*Bal Holdings, Ltd.	45	1
*Beijing Enterprises Water Group, Ltd.	4,400,000	1,417,696
*Beijing Properties Holdings , Ltd.	384,000	44,338
*Birmingham International Holdings , Ltd.	1,230,000	72,552
*Bonjour Holdings , Ltd.	13,000	12,023
Bossini International Holdings, Ltd.	3,871,500	226,394
Brightoil Petroleum Holdings, Ltd.	1,424,000	1,498,684
*Burwill Holdings, Ltd.	7,148,960	511,461
#C C Land Holdings, Ltd.	5,365,000	1,948,317
#Cafe de Coral Holdings, Ltd.	230,000	503,908
*Capital Estate, Ltd.	28,570,000	211,552
*Capital Publications, Ltd.	20,847,170	609,301
*Capital Strategic Investment, Ltd.	18,239,625	453,211

1192

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*CASH Financial Services Group, Ltd.	119,565	$13,296
*Celestial Asia Securities Holdings, Ltd.	343,810	78,457
*Centron Telecom International Holdings, Ltd.	56,000	15,601
Century City International Holdings, Ltd.	4,332,600	288,620
*Century Sunshine Group Holdings, Ltd.	185,000	8,667
Chevalier International Holdings, Ltd.	733,482	600,908
Chevalier Pacific Holdings, Ltd.	355,250	114,201
*Chia Tai Enterprises International, Ltd.	3,400,000	113,203
*China Best Group Holding, Ltd.	3,721,400	114,572
*China Digicontent Co., Ltd.	2,710,000	3,490
*China Electronics Corp. Holdings Co., Ltd.	1,216,250	184,570
*China Energy Development Holdings, Ltd.	1,100,000	73,331
*China Glass Holdings, Ltd.	100,000	30,198
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	129,706
*China Infrastructure Investment, Ltd.	6,280,000	192,009
*China Investments Holdings, Ltd.	210,000	5,401
*China LotSynergy Holdings, Ltd.	3,217,032	156,326
*China Metal International Holdings, Ltd.	2,582,000	725,275
China Motion Telecom International, Ltd.	5,080,000	94,226
China Motor Bus Co., Inc.	70,200	505,085
*China Precious Metal Resources Holdings Co., Ltd.	678,000	208,270
*China Properties Investment Holdings, Ltd.	880,000	10,263
#*China Public Procurement, Ltd.	912,000	106,108
*China Rise International Holdings, Ltd.	202,500	20,243
*China Seven Star Shopping, Ltd.	12,410,000	292,989
*China Solar Energy Holdings, Ltd.	7,390,000	140,640
*China Strategic Holdings, Ltd.	3,285,000	176,920
*China Timber Resources Group, Ltd.	3,400,000	66,978
China Ting Group Holdings, Ltd.	332,000	56,711
*China WindPower Group, Ltd.	9,440,000	929,998
*China Yunnan Tin Minerals Group, Ltd.	2,040,000	57,299
China Zirconium, Ltd.	2,328,000	147,941
*Chinasoft International, Ltd.	170,000	22,901
*ChinaVision Media Group, Ltd.	130,000	8,066
*Chinese People Holdings Co., Ltd.	8,960,000	401,919
Chinney Investments, Ltd.	1,144,000	162,209
#Chong Hing Bank, Ltd.	987,000	1,775,469
Chow Sang Sang Holdings, Ltd.	1,227,680	1,386,915
Chu Kong Shipping Development, Ltd.	1,584,000	317,368
Chuang’s Consortium International, Ltd.	3,588,786	353,453
*Chun Wo Development Holdings, Ltd.	2,002,926	161,210
#*Citic 1616 Holdings, Ltd.	2,657,000	707,457
*City e-Solutions, Ltd.	186,000	19,680
City Telecom, Ltd.	1,506,751	817,252
*CK Life Sciences International Holdings, Inc.	538,000	32,441
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	445,000	498,958
*CNT Group, Ltd.	9,397,264	229,717
*COL Capital, Ltd.	2,749,840	441,872
Computer & Technologies Holdings, Ltd.	432,000	83,691
Continental Holdings, Ltd.	98,825	41,962
Convenience Retail Asia, Ltd.	64,000	16,237
*Cosmos Machinery Enterprises, Ltd.	1,616,400	177,620
Cross-Harbour Holdings, Ltd.	591,520	510,197
*Dah Sing Banking Group, Ltd.	757,200	1,013,262
*Dah Sing Financial Holdings, Ltd.	267,600	1,286,512
*Daisho Microline Holdings, Ltd.	1,236,000	81,847
*Dan Form Holdings Co., Ltd.	3,153,260	257,681
Daphne International Holdings, Ltd.	4,086,000	3,092,169
Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	322,961
Dickson Concepts International, Ltd.	825,000	429,903

1193

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	$14,558
*Dynamic Energy Holdings, Ltd.	448,000	18,922
*Dynamic Global Holdings, Ltd.	3,522,000	103,937
Dynamic Holdings, Ltd.	374,000	84,105
Eagle Nice (International) Holdings, Ltd.	238,000	96,773
EcoGreen Fine Chemical Group, Ltd.	1,112,000	288,607
*Eforce Holdings, Ltd.	3,480,000	87,055
*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	34,654
*Emperor Capital Group, Ltd.	749,672	47,399
Emperor Entertainment Hotel, Ltd.	2,410,000	318,201
Emperor International Holdings, Ltd.	3,808,360	722,850
*ENM Holdings, Ltd.	27,244,000	1,396,194
*EPI (Holdings), Ltd.	1,880,000	40,126
*eSun Holdings, Ltd.	302,000	39,301
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	336,749
*Ezcom Holdings, Ltd.	72,576	449
Fairwood Holdings, Ltd.	316,600	322,251
#*Far East Consortium International, Ltd.	3,973,766	1,275,237
*Far East Golden Resources Group, Ltd.	1,248,000	54,271
*Far East Technology International, Ltd.	179,520	17,137
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	162,000	66,745
*Foundation Group, Ltd.	2,350,000	38,556
Four Seas Food Investment Holdings, Ltd.	202,184	40,297
Four Seas Mercantile Holdings, Ltd.	592,000	194,329
*Frasers Property China, Ltd.	16,477,000	452,907
#Fubon Bank Hong Kong, Ltd.	1,336,000	529,975
*Fujian Holdings, Ltd.	117,800	9,817
Fujikon Industrial Holdings, Ltd.	912,000	183,751
#*Galaxy Entertainment Group, Ltd.	2,630,121	986,183
Get Nice Holdings, Ltd.	10,550,000	674,806
Giordano International, Ltd.	6,824,000	2,049,930
*Global Green Tech Group, Ltd.	590,000	26,435
*Global Tech (Holdings), Ltd.	5,612,000	38,931
*Glorious Sun Enterprises, Ltd.	2,700,000	978,864
Gold Peak Industries (Holdings), Ltd.	2,894,050	397,495
*Golden Resorts Group, Ltd.	822,000	41,377
Golden Resources Development International, Ltd.	2,848,500	167,881
*Goldin Financial Holdings, Ltd.	360,000	45,892
#*Goldin Properties Holdings, Ltd.	1,876,000	868,011
Golik Holdings, Ltd.	250,500	12,967
*Good Fellow Resources Holdings, Ltd.	150,000	24,609
*GR Vietnam Holdings, Ltd.	620,000	9,760
*Grande Holdings, Ltd.	882,000	77,289
Great Eagle Holdings, Ltd.	490,499	1,213,263
*Group Sense International, Ltd.	2,448,000	83,348
*Guangnan Holdings, Ltd.	1,779,600	321,724
*Hang Fung Gold Technology, Ltd.	1,972,482	—
*Hannstar Board International Holdings, Ltd.	546,000	139,145
*Hans Energy Co., Ltd.	7,556,000	371,767
Harbour Centre Development, Ltd.	889,500	721,028
*Heng Tai Consumables Group, Ltd.	4,997,475	461,153
High Fashion International, Ltd.	268,000	62,126
HKR International, Ltd.	2,412,736	895,743
*Hong Fok Land, Ltd.	1,210,000	1,558
Hong Kong & Shanghai Hotels, Ltd.	292,176	411,301
Hong Kong Catering Management, Ltd.	542,796	103,727
#*Hong Kong Ferry (Holdings) Co., Ltd.	809,300	649,079
*Hong Kong Resources Holdings Co., Ltd.	296,000	41,715
*Hongkong Chinese, Ltd.	4,482,000	401,420

1194

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hop Fung Group Holdings, Ltd.	888,000	$164,158
Hsin Chong Construction Group, Ltd.	1,569,658	230,093
Huafeng Group Holdings, Ltd.	12,853,325	816,299
Hung Hing Printing Group, Ltd.	530,000	160,290
*Huscoke Resources Holdings, Ltd.	1,224,000	94,424
Hutchison Harbour Ring, Ltd.	9,204,000	1,064,165
*Hutchison Telecommunications International, Ltd.	4,239,000	1,162,950
*HyComm Wireless, Ltd.	47,090	7,284
*I.T., Ltd.	2,734,000	458,990
*I-Cable Communications, Ltd.	109,000	16,378
*IDT International, Ltd.	6,240,183	204,174
Integrated Distribution Services Group, Ltd.	759,000	1,272,608
*Interchina Holdings Co., Ltd.	14,985,000	164,923
*IPE Group, Ltd.	1,425,000	145,966
*ITC Corp., Ltd.	893,645	51,517
*ITC Properties Group, Ltd.	3,858,747	571,116
*Jackin International Holdings, Ltd.	946,000	90,815
*Jiuzhou Development Co., Ltd.	2,632,000	302,562
*JLF Investment Co., Ltd.	1,503,500	141,152
#*Johnson Electric Holdings, Ltd.	4,319,500	2,041,881
*Joyce Boutique Holdings, Ltd.	1,530,000	44,340
*Junefield Department Store Group, Ltd.	384,000	11,959
#K Wah International Holdings, Ltd.	2,788,405	910,266
Kantone Holdings, Ltd.	10,351,685	251,297
*Karl Thomson Holdings, Ltd.	1,188,000	158,452
Karrie International Holdings, Ltd.	1,431,600	96,633
Keck Seng Investments (Hong Kong), Ltd.	904,600	458,897
*Kee Shing Holdings, Ltd.	886,000	103,072
Kin Yat Holdings, Ltd.	586,000	195,912
King Fook Holdings, Ltd.	880,000	89,866
*King Pacific International Holdings, Ltd.	1,404,200	22,065
Kingmaker Footwear Holdings, Ltd.	1,476,955	189,396
*Kiu Hung Energy Holdings, Ltd.	350,000	14,387
*Ko Yo Ecological Agrotech Group, Ltd.	340,000	8,702
*Kong Sun Holdings, Ltd.	109,900	6,408
#Kowloon Development Co., Ltd.	1,574,000	1,682,416
*KPI Co., Ltd.	582,000	29,278
KTP Holdings, Ltd.	560,400	87,760
Kwoon Chung Bus Holdings, Ltd.	556,000	82,639
*Lai Sun Development Co., Ltd.	78,052,800	1,222,158
Lam Soon Hong Kong, Ltd.	302,310	210,180
Le Saunda Holdings, Ltd.	1,424,000	299,159
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,975
Lee & Man Holdings, Ltd.	1,780,000	914,387
Lerado Group Holding Co., Ltd.	1,602,000	242,820
*LeRoi Holdings, Ltd.	770,362	23,508
*Lijun International Pharmaceutical Holding, Ltd.	1,790,000	275,523
Lippo, Ltd.	1,195,700	388,023
Liu Chong Hing Investment, Ltd.	755,200	683,345
*Longrun Tea Group Co., Ltd.	850,000	80,858
*Loudong General Nice Resources China Holdings, Ltd.	35,708	6,842
Luen Thai Holdings, Ltd.	1,345,000	141,732
Luk Fook Holdings (International), Ltd.	1,192,000	954,447
#Luks Industrial Group, Ltd.	302,913	130,828
*Lung Cheong International Holdings, Ltd.	2,426,000	112,381
*Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	789,388
*Magnificent Estates, Ltd.	12,744,000	246,847
Mainland Headwear Holdings, Ltd.	765,600	94,340
Man Yue International Holdings, Ltd.	1,084,000	334,640
Matrix Holdings, Ltd.	1,067,414	171,563
Meadville Holdings, Ltd.	1,338,000	514,791

1195

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Mei Ah Entertainment Group, Ltd.	8,660,000	$247,669
Melbourne Enterprises, Ltd.	45,500	454,307
#*Melco International Development, Ltd.	2,228,000	896,285
*Midas International Holdings, Ltd.	3,272,000	92,834
Midland Holdings, Ltd.	3,068,000	2,563,256
*Ming Fung Jewellery Group, Ltd.	200,000	18,936
#*Minmetals Holdings, Ltd.	2,670,000	567,308
#Miramar Hotel & Investment Co., Ltd.	772,000	787,125
Nanyang Holdings, Ltd.	137,500	217,982
National Electronics Holdings, Ltd.	2,156,000	144,676
Natural Beauty Bio-Technology, Ltd.	4,790,000	867,754
Neo-Neon Holdings, Ltd.	770,000	556,141
New Century Group Hong Kong, Ltd.	13,351,464	220,864
#*New Times Energy Corp, Ltd.	7,108,000	294,993
Neway Group Holdings, Ltd.	16,400,000	547,486
*Newocean Green Energy Holdings, Ltd.	532,000	64,766
*Next Media, Ltd.	4,167,183	565,203
*Norstar Founders Group, Ltd.	3,256,000	—
*Omnicorp, Ltd./Hong Kong	22,000	6,102
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	549,706	81,200
*Orient Power Holdings, Ltd.	804,000	19,468
Oriental Watch Holdings, Ltd.	671,000	139,451
*Overseas Chinese Town Asia Holdings, Ltd.	384,000	191,868
Pacific Andes International Holdings, Ltd.	3,206,797	611,393
Pacific Basin Shipping, Ltd.	4,006,000	2,949,327
*Pacific Century Premium Developments, Ltd.	4,569,000	1,358,922
Pacific Textile Holdings, Ltd.	109,000	76,935
Paliburg Holdings, Ltd.	2,198,830	717,562
*Paradise Entertainment, Ltd.	396,900	12,491
Paul Y Engineering Group, Ltd.	75,692	5,831
#PCCW, Ltd.	8,537,000	2,265,801
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pegasus International Holdings, Ltd.	226,000	39,283
#*PetroAsian Energy Holdings, Ltd.	1,536,000	201,235
Pico Far East Holdings, Ltd.	3,670,000	635,750
*PME Group, Ltd.	950,000	48,576
Pokfulam Development Co., Ltd.	234,000	170,209
*Pokphand (C.P.) Co., Ltd.	5,970,000	406,810
*Polyard Petroleum International Group, Ltd.	1,170,000	11,905
Polytec Asset Holdings, Ltd.	1,290,000	234,553
*Premium Land, Ltd.	4,950,000	120,785
#Public Financial Holdings, Ltd.	1,848,000	911,951
*PYI Corp., Ltd.	190,000	8,728
*Pyxis Group, Ltd.	1,936,000	53,954
*QPL International Holdings, Ltd.	1,354,000	78,479
Quality Healthcare Asia, Ltd.	478,995	235,253
Raymond Industrial, Ltd.	1,509,400	163,140
#Regal Hotels International Holdings, Ltd.	2,253,800	780,885
*Rising Development Holdings, Ltd.	56,000	19,315
Rivera Holdings, Ltd.	5,710,000	257,376
#Road King Infrastructure, Ltd.	1,108,000	802,093
Roadshow Holdings, Ltd.	1,456,000	140,566
S.A.S. Dragon Holdings, Ltd.	1,456,000	236,170
Sa Sa International Holdings, Ltd.	2,064,000	1,315,779
Safety Godown Co., Ltd.	408,000	216,061
Samson Paper Holdings, Ltd.	666,000	67,358
*San Miguel Brewery Hong Kong, Ltd.	612,800	98,719
*Sanyuan Group, Ltd.	415,000	8,018
*Sea Holdings, Ltd.	1,138,000	487,470
*SEEC Media Group, Ltd.	2,550,000	63,126
*Shell Electric Holdings, Ltd.	1,254,172	258,461

1196

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#Shell Electric Manufacturing Co., Ltd.	1,254,172	$805,626
#Shenyin Wanguo, Ltd.	1,212,500	600,676
*Shougang Concord Century Holdings, Ltd.	3,916,000	469,817
*Shougang Concord Grand Group, Ltd.	2,451,000	140,142
*Shougang Concord Technology Holdings, Ltd.	2,639,809	182,363
#Shui On Construction & Materials, Ltd.	534,000	681,897
*Shun Ho Resources Holdings, Ltd.	483,000	53,525
*Shun Ho Technology Holdings, Ltd.	1,037,452	97,403
#Shun Tak Holdings, Ltd.	2,188,000	1,263,841
Sing Tao News Corp., Ltd.	1,842,000	163,320
*Singamas Container Holdings, Ltd.	1,718,000	265,964
*Sino Gas Group, Ltd.	1,800,000	81,760
*Sinocan Holdings, Ltd.	350,000	1,758
Sinotrans Shipping, Ltd.	3,084,000	1,436,937
*Skyfame Realty Holdings, Ltd.	2,737,750	186,890
Smartone Telecommunications Holdings, Ltd.	1,272,500	1,172,398
*SMI Publishing Group, Ltd.	250,511	484
#Solomon Systech International, Ltd.	3,808,000	344,019
*South China (China), Ltd.	5,620,000	352,248
South China Financial Holdings, Ltd.	4,872,000	64,204
Southeast Asia Properties & Finance, Ltd.	289,892	76,942
*Star Cruises, Ltd.	59,000	13,458
*Starlight International Holdings, Ltd..	1,903,792	72,049
#Stella International Holdings, Ltd.	194,074	398,050
Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	231,268
Sun Hing Vision Group Holdings, Ltd.	358,000	157,175
#Sun Hung Kai & Co., Ltd.	237,000	182,725
*Sun Innovation Holdings, Ltd.	1,970,000	45,501
Sunway International Holdings, Ltd.	866,000	22,916
*Superb Summit International Timber Co., Ltd.	2,401,600	89,508
SW Kingsway Capitol Holdings, Ltd.	4,650,000	128,386
Synergis Holdings, Ltd.	350,033	38,757
#*Tack Fat Group International, Ltd.	4,448,000	229,162
Tack Hsin Holdings, Ltd.	102,000	23,814
Tai Cheung Holdings, Ltd.	1,799,000	991,641
Tai Fook Securities Group, Ltd.	1,141,899	875,805
Tai Sang Land Development, Ltd.	576,984	208,375
Tak Sing Alliance Holdings, Ltd.	2,703,865	383,880
Tan Chong International, Ltd.	1,212,000	227,565
*TCC International Holdings, Ltd.	1,829,789	712,691
*Technology Venture Holdings, Ltd.	148,600	45,635
Techtronic Industries Co., Ltd.	3,354,000	2,757,964
Television Broadcasts, Ltd.	139,000	648,642
*Termbray Industries International (Holdings), Ltd.	2,304,900	338,434
Tern Properties Co., Ltd.	61,200	26,087
Texhong Textile Group, Ltd.	1,930,000	334,162
Texwinca Holdings, Ltd.	1,976,000	1,739,729
*Tian Teck Land, Ltd.	1,076,000	969,920
*Titan Petrochemicals Group, Ltd.	4,860,000	176,869
*Tom Group, Ltd.	168,000	16,605
*Tomorrow International Holdings, Ltd.	1,626,420	83,526
*Tongda Group Holdings, Ltd.	6,010,000	199,428
Top Form International, Ltd.	2,760,000	191,382
*Topsearch International (Holdings), Ltd.	3,860,000	204,842
Transport International Holdings, Ltd.	225,600	647,019
Tristate Holdings, Ltd.	188,000	37,756
*TSC Offshore Group, Ltd.	191,000	62,804
Tungtex (Holdings) Co., Ltd.	910,000	182,597
Tysan Holdings, Ltd.	1,040,773	156,128
*United Laboratories, Ltd. (The)	852,000	424,363

1197

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*United Power Investment, Ltd.	5,696,000	$141,630
*U-Right International Holdings, Ltd.	4,746,000	8,558
*USI Holdings, Ltd.	1,937,331	549,965
#*Value Partners Group, Ltd.	757,000	517,348
Van Shung Chong Holdings, Ltd.	2,205,335	252,616
*Vantage International Holdings, Ltd.	1,398,000	114,325
#Varitronix International, Ltd.	877,293	282,722
Vedan International (Holdings), Ltd.	3,144,000	342,152
Veeko International Holdings, Ltd.	1,532,981	33,994
*Victory City International Holdings, Ltd.	2,759,185	662,814
*Vision Tech International Holdings, Ltd.	1,240,000	71,930
*Vision Values Holdings, Ltd.	28,140	17,558
*Vital Biotech Holdings, Ltd.	470,000	11,785
#Vitasoy International Holdings, Ltd.	3,457,000	2,340,170
#*Vodone, Ltd.	1,032,000	266,886
*Vongroup, Ltd.	10,865,000	292,693
VST Holdings, Ltd.	1,406,000	297,079
Vtech Holdings, Ltd.	120,000	1,179,690
Wah Ha Realty Co., Ltd.	278,600	88,177
*Wah Nam International Holdings, Ltd.	760,000	105,116
*Wai Kee Holdings, Ltd.	8,218,738	1,753,977
*Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	82,247
Wang On Group, Ltd.	35,148	621
*Warderly International Holdings, Ltd.	520,000	32,149
*Water Oasis Group, Ltd.	18,000	8,644
Wheelock Properties, Ltd.	1,645,000	1,032,960
*Winfoong International, Ltd.	1,331,000	28,348
Wing On Co. International, Ltd.	785,000	1,046,704
*Winteam Pharmaceutical Group, Ltd.	1,648,000	184,513
Wong’s International (Holdings), Ltd.	737,641	95,394
*Wong’s Kong King International (Holdings), Ltd.	120,000	10,765
#Xinyi Glass Holding Co., Ltd.	1,902,000	1,498,917
Y. T. Realty Group, Ltd.	865,000	151,050
Yangtzekiang Garment, Ltd.	607,500	112,884
Yau Lee Holdings, Ltd.	534,000	83,653
YGM Trading, Ltd.	284,000	288,544
*Yueshou Environmental Holdings, Ltd.	510,800	10,407
*Yugang International, Ltd.	100,824,000	1,132,293
*Yunnan Enterprises Holdings, Ltd.	240,000	23,666

TOTAL HONG KONG		148,512,437

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	3,782
*Rekapacific Berhad	473,000	—
*Samling Global, Ltd. Berhad	306,000	26,082

TOTAL MALAYSIA		29,864

NEW ZEALAND — (5.9%)
Abano Healthcare Group, Ltd.	35,022	144,109
*AFFCO Holdings, Ltd.	1,806,887	470,177
Air New Zealand, Ltd.	1,332,900	1,207,695
Auckland International Airport, Ltd. (6123707)	1,214,407	1,653,442
*Auckland International Airport, Ltd. (61237RR)	75,900	103,340
Cavalier Corp., Ltd.	283,674	554,666
*CDL Investments (New Zealand), Ltd.	395,965	71,877
Colonial Motor Co., Ltd.	148,846	235,113
Ebos Group, Ltd.	161,966	678,079
*Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,247,294
Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,736,926
#Freightways, Ltd.	739,163	1,692,057
#Hallenstein Glassons Holdings, Ltd.	242,461	612,732

1198

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
*Hellaby Holdings, Ltd.	242,239	$289,172
Horizon Energy Distribution, Ltd.	40,420	107,024
Infratil, Ltd.	2,070,579	2,388,250
Mainfreight, Ltd.	418,575	1,679,870
Methven, Ltd.	70,490	82,775
Michael Hill International, Ltd.	1,534,152	751,252
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	441,887
New Zealand Exchange, Ltd.	285,516	456,261
New Zealand Oil & Gas, Ltd.	1,729,680	1,841,751
#New Zealand Refining Co., Ltd.	600,961	1,545,635
Northland Port Corp. (New Zealand), Ltd.	219,997	289,581
#Nuplex Industries, Ltd.	904,126	2,046,581
*Pike River Coal, Ltd.	186,615	124,563
Port of Tauranga, Ltd.	533,596	2,664,388
*ProvencoCadmus, Ltd.	524,201	—
#Pumpkin Patch, Ltd.	606,913	833,572
#*Pyne Gould Guinness, Ltd.	1,576,514	688,676
*Rakon, Ltd.	52,061	41,196
Restaurant Brand (New Zealand), Ltd.	369,175	459,387
*Richina Pacific, Ltd.	274,180	69,261
*Rubicon, Ltd.	974,601	718,127
#Ryman Healthcare, Ltd.	1,858,916	2,730,585
Sanford, Ltd.	407,276	1,373,682
Scott Technology, Ltd.	23,575	21,499
*Seafresh Fisheries, Ltd.	80,520	1,582
*Skellerup Holdings, Ltd.	252,287	84,849
Sky City Entertainment Group, Ltd.	2,535,089	5,861,230
Sky Network Television, Ltd.	349,607	1,175,745
South Port (New Zealand), Ltd.	30,744	57,276
#Steel & Tube Holdings, Ltd.	394,859	805,953
*Tenon, Ltd.	19,132	11,962
*Tourism Holdings, Ltd.	274,867	170,893
Tower, Ltd.	840,553	1,161,941
Trustpower, Ltd.	10,356	53,014
Vector, Ltd.	316,231	434,183
Warehouse Group, Ltd.	497,796	1,342,828

TOTAL NEW ZEALAND		47,213,938

SINGAPORE — (12.2%)
*Addvalue Technologies, Ltd.	1,043,000	28,672
#Advanced Holdings, Ltd.	691,000	129,720
Allgreen Properties, Ltd.	2,604,000	2,153,070
Aqua-Terra Supply Co., Ltd.	641,000	155,554
Armstrong Industrial Corp., Ltd.	1,340,000	231,657
*ASA Group Holdings, Ltd.	336,000	13,739
*Asia Environment Holdings, Ltd.	528,793	107,779
*Asia Food & Properties, Ltd.	1,360,000	503,202
*Asia-Pacific Strategic Investments, Ltd.	1,410	171
*ASL Marine Holdings, Ltd.	497,000	319,635
A-Sonic Aerospace, Ltd.	626,996	36,296
*Baker Technology, Ltd.	223,000	45,745
*Ban Joo & Co., Ltd.	1,466,000	46,215
*Banyan Tree Holdings, Ltd.	39,000	19,427
Best World International, Ltd.	307,500	63,363
*Beyonics Technology, Ltd.	7,152,300	978,438
Bonvests Holdings, Ltd.	990,000	660,742
*Breadtalk Group, Ltd.	37,000	17,183
Broadway Industrial Group, Ltd.	461,000	263,317
Brothers (Holdings), Ltd.	504,628	64,434
#Bukit Sembawang Estates, Ltd.	374,003	1,201,630
CEI Contract Manufacturing, Ltd.	432,000	35,213

1199

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Cerebos Pacific, Ltd.	528,000	$1,577,707
#CH Offshore, Ltd.	1,393,400	644,307
*Changjiang Fertilizer Holdings, Ltd.	515	90
Chemical Industries (Far East), Ltd.	105,910	35,774
#China Aviation Oil Singapore Corp., Ltd.	222,000	174,062
*China Dairy Group, Ltd.	1,502,000	223,169
#*China Energy, Ltd.	3,110,000	489,647
China Merchants Holdings Pacific, Ltd.	809,000	345,706
Chip Eng Seng Corp., Ltd.	1,612,800	415,016
Chosen Holdings, Ltd.	1,284,000	132,395
*Chuan Hup Holdings, Ltd.	4,033,000	926,315
*Chuan Soon Huat Industrial Group, Ltd.	614,000	4,366
*Compact Metal Industries, Ltd.	643,000	4,573
#Cosco Corp. (Singapore), Ltd.	2,004,000	1,778,944
#Creative Technology Co., Ltd.	257,350	1,068,564
CSC Holdings, Ltd.	1,829,000	219,579
CSE Global, Ltd.	1,854,000	1,152,517
#CWT, Ltd.	1,027,700	679,834
#*Delong Holdings, Ltd.	1,287,000	566,623
*Digiland International, Ltd.	11,763,000	41,830
*Eagle Brand Holdings, Ltd.	14,387,000	596,657
*Eastern Asia Technology, Ltd.	1,034,000	72,851
*Ellipsiz, Ltd.	123,000	10,485
Engro Corp., Ltd.	354,000	247,209
*Enviro-Hub Holdings, Ltd.	1,445,666	97,663
#*Epure International, Ltd.	1,108,000	716,339
Eu Yan Sang International, Ltd.	213,000	67,697
*Eucon Holdings, Ltd.	3,096,000	75,088
#*Ezion Holdings, Ltd.	449,000	226,822
#Ezra Holdings, Ltd.	1,355,000	2,023,909
#F.J. Benjamin Holdings, Ltd.	1,095,000	204,761
Federal International (2000), Ltd.	985,500	131,702
#*First Resources, Ltd.	324,000	246,892
Food Empire Holdings, Ltd.	1,094,400	249,949
Fragrance Group, Ltd.	41,000	16,642
*Freight Links Express Holdings, Ltd.	3,893,000	123,404
*Fu Yu Corp., Ltd.	3,955,750	279,717
*Furama, Ltd.	302,000	424,762
*Gallant Venture, Ltd.	1,310,000	234,873
GK Goh Holdings, Ltd.	1,463,000	643,846
*Global Yellow Pages, Ltd.	299,000	32,852
#Goodpack, Ltd.	1,091,000	949,309
GP Batteries International, Ltd.	395,000	356,829
GP Industries, Ltd.	3,054,209	799,152
*Grand Banks Yachts, Ltd.	250,000	76,444
Guocoland, Ltd.	495,500	773,857
Hersing Corp., Ltd.	1,285,000	283,019
Hiap Seng Engineering, Ltd.	266,000	114,392
Hi-P International, Ltd.	1,152,000	562,351
Ho Bee Investment, Ltd.	945,000	1,097,649
*Hong Fok Corp., Ltd.	3,172,700	1,454,424
Hong Leong Asia, Ltd.	604,000	1,556,973
Hotel Grand Central, Ltd.	1,060,514	531,157
#Hotel Properties, Ltd.	1,452,400	2,105,908
Hour Glass, Ltd.	622,744	304,802
HTL International Holdings, Ltd.	1,063,843	331,563
*Huan Hsin Holdings, Ltd.	1,138,400	214,740
HupSteel, Ltd.	1,572,875	292,494
Hwa Hong Corp., Ltd.	2,436,000	955,293
#Hyflux, Ltd.	1,230,000	2,876,058
IDT Holdings, Ltd.	693,000	212,667

1200

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
IFS Capital, Ltd.	382,800	$153,350
#*Indofood Agri Resources, Ltd.	651,000	936,428
*Informatics Education, Ltd.	1,339,000	42,292
#InnoTek, Ltd.	613,000	158,003
*Intraco, Ltd.	608,500	151,449
IPC Corp., Ltd.	1,512,000	133,745
Isetan (Singapore), Ltd.	122,500	288,882
*Jadason Enterprises, Ltd.	728,000	43,959
*Jasper Investments, Ltd.	90,680	8,097
#Jaya Holdings, Ltd.	1,530,000	652,560
*JK Yaming International Holdings, Ltd.	907,000	257,991
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,603
K1 Ventures, Ltd.	3,349,500	379,486
#Keppel Telecommunications & Transportation, Ltd.	1,537,600	1,513,768
Khong Guan Flour Milling, Ltd.	38,000	35,034
Kian Ann Engineering, Ltd.	1,302,000	162,228
Kian Ho Bearings, Ltd.	781,500	100,032
Kim Eng Holdings, Ltd.	1,308,620	1,846,673
Koh Brothers Group, Ltd.	1,312,000	231,796
#KS Energy Services, Ltd.	498,000	450,927
Lafe Corp., Ltd.	1,234,800	74,409
*LanTroVision (S), Ltd.	5,028,750	107,280
LC Development, Ltd.	2,041,254	273,577
Lee Kim Tah Holdings, Ltd.	1,600,000	555,415
*Lion Asiapac, Ltd.	473,000	121,512
Low Keng Huat Singapore, Ltd.	1,834,000	628,608
Lum Chang Holdings, Ltd.	1,042,030	220,454
*Manhattan Resources, Ltd.	668,000	269,595
*Manufacturing Integration Technology, Ltd.	302,000	32,028
*Mediaring.Com, Ltd.	3,161,500	489,893
Memtech International, Ltd.	1,322,000	89,308
Metro Holdings, Ltd.	1,675,160	922,838
#Midas Holdings, Ltd.	1,530,000	1,079,905
*Mirach Energy, Ltd.	460,000	33,883
Miyoshi Precision, Ltd.	353,500	35,095
MobileOne, Ltd.	1,794,000	2,635,305
*Multi-Chem, Ltd.	1,263,000	121,248
Nera Telecommunications, Ltd.	1,272,000	292,657
New Toyo International Holdings, Ltd.	1,043,000	146,519
NSL, Ltd.	414,000	404,878
#*Oceanus Group, Ltd.	1,055,000	267,815
*Orchard Parade Holdings, Ltd.	956,022	718,672
*Osim International, Ltd.	964,000	393,860
Ossia International, Ltd.	643,554	64,436
*Overseas Union Enterprise, Ltd.	86,000	547,420
Pan Pacific Hotels Group, Ltd.	1,687,500	1,810,840
Pan-United Corp., Ltd.	2,026,000	750,142
*Parkway Holdings, Ltd.	1,326,133	2,522,956
PCI, Ltd.	734,000	188,836
*Penguin International, Ltd.	400,000	42,250
Pertama Holdings, Ltd.	459,750	119,331
Petra Foods, Ltd.	881,000	625,316
Popular Holdings, Ltd.	3,315,650	400,756
*PSC Corp., Ltd.	1,973,419	373,294
QAF, Ltd.	881,000	337,519
Qian Hu Corp., Ltd.	674,600	69,103
#Raffles Education Corp., Ltd.	3,843,781	1,084,516
Raffles Medical Group, Ltd.	198,000	193,669
Rotary Engineering, Ltd.	1,108,600	768,955
San Teh, Ltd.	1,006,087	205,846
SBS Transit, Ltd.	962,500	1,181,738

1201

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#*SC Global Developments, Ltd.	42,000	$50,465
*Seroja Investments, Ltd.	17,768	6,413
Sim Lian Group, Ltd.	1,380,000	452,057
*Sing Holdings, Ltd.	36,666	9,909
Sing Investments & Finance, Ltd.	198,450	197,089
Singapore Airport Terminal Services, Ltd.	117,000	205,404
Singapore Land, Ltd.	148,000	672,482
Singapore Post, Ltd.	3,567,900	2,557,427
Singapore Reinsurance Corp., Ltd.	1,514,530	271,659
Singapore Shipping Corp., Ltd.	1,710,000	326,432
Singapura Finance, Ltd.	174,062	170,147
Sinwa, Ltd.	259,000	70,099
SMB United, Ltd.	1,224,000	262,902
#SMRT Corp., Ltd.	1,421,000	1,917,645
SSH Corp., Ltd.	1,307,000	234,852
*Stamford Land Corp., Ltd.	2,803,000	810,122
Straco Corp., Ltd.	130,000	12,018
Straits Asia Resources, Ltd.	1,380,000	2,100,825
*Sunningdale Tech, Ltd.	5,410,000	514,220
*Sunright, Ltd.	48,000	5,120
*Super Coffeemix Manufacturing, Ltd.	169,000	76,407
Superbowl Holdings, Ltd.	980,000	141,458
Superior Multi-Packaging, Ltd.	455,500	30,772
#*Swiber Holdings, Ltd.	801,000	584,539
#Tat Hong Holdings, Ltd.	1,054,800	735,208
*Thakral Corp., Ltd.	6,028,000	318,193
Tiong Woon Corp. Holding, Ltd.	924,000	355,166
*Transcu Group, Ltd.	449,000	37,908
Trek 2000 International, Ltd.	1,004,000	143,603
*TT International, Ltd.	480	12
UMS Holdings, Ltd.	941,000	111,534
#United Engineers, Ltd.	577,666	791,283
*United Envirotech, Ltd.	352,000	71,140
United Industrial Corp., Ltd.	404,000	556,953
United Overseas Insurance, Ltd.	188,250	406,788
*United Pulp & Paper Co., Ltd.	708,000	75,796
UOB-Kay Hian Holdings, Ltd.	1,478,400	1,614,025
UOL Group, Ltd.	774,000	2,051,127
Venture Corp., Ltd.	504,000	3,021,727
Vicom, Ltd.	120,000	200,051
WBL Corp., Ltd.	600,000	2,157,285
#Wheelock Properties, Ltd.	1,207,000	1,658,761
Wing Tai Holdings, Ltd.	1,619,000	2,251,248
*Xpress Holdings, Ltd.	3,079,000	163,794
YHI International, Ltd.	1,174,000	211,321
*Yoma Strategic Holdings, Ltd.	132,000	7,976
*Yongnam Holdings, Ltd.	1,970,000	340,201

TOTAL SINGAPORE		97,878,964

UNITED STATES — (0.0%)
*Unilife Corp.	258,918	294,332

TOTAL COMMON STOCKS		681,723,420

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#*Village Roadshow, Ltd. Series A	334,417	622,307

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	189,579	1,845
*Havilah Resources NL Warrants 04/30/10	2,017	18
*Millennium Minerals, Ltd. Rights 02/05/10	62,652	—

1202

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	$2,713
*UXC, Ltd. Options 03/31/10	94,269	20,849

TOTAL AUSTRALIA		25,425

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	118,749
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,627
*Lippo, Ltd. Warrants 07/04/11	82,470	2,039
*South China (China), Ltd. Rights 09/06/10	1,124,000	14,477

TOTAL HONG KONG		140,892

SINGAPORE — (0.0%)
*Goodpack, Ltd. Warrants 11/30/12	218,200	86,892
*Qian Hu Corp., Ltd. Rights 09/19/10	104,100	8,143

TOTAL SINGAPORE		95,035

TOTAL RIGHTS/WARRANTS		261,352

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $1,530,000, FNMA 6.00%, 10/01/38, valued at $1,141,163) to be repurchased at $1,122,018	$1,122	1,122,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@DFA Short Term Investment Fund LP	120,000,000	120,000,000
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $30,376) to be repurchased at $29,780	$30	29,780

TOTAL SECURITIES LENDING COLLATERAL		120,029,780

TOTAL INVESTMENTS — (100.0%) (Cost $738,886,694)##		$803,758,859

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$616,752	$387,471,465	—	$388,088,217
Hong Kong	719,523	147,792,914	—	148,512,437
Malaysia	—	29,864	—	29,864
New Zealand	57,276	47,156,662	—	47,213,938
Singapore	1,350,654	96,528,310	—	97,878,964

1203

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Australia	—	$622,307	—	$622,307
Rights/Warrants
Australia	$4,558	20,867	—	25,425
Hong Kong	16,516	124,376	—	140,892
Singapore	95,035	—	—	95,035
Temporary Cash Investments	—	1,122,000	—	1,122,000
Securities Lending Collateral	—	120,029,780	—	120,029,780

TOTAL	$2,860,314	$800,898,545	—	$803,758,859

1204

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (97.6%)
Consumer Discretionary — (20.7%)
4imprint Group P.L.C.	96,735	$194,842
Aegis Group P.L.C.	3,182,694	6,054,828
*Aga Rangemaster Group P.L.C.	288,143	649,483
*Arena Leisure P.L.C.	1,372,024	596,247
*Barratt Developments P.L.C.	1,004,817	1,907,285
Bellway P.L.C.	420,170	4,950,273
*Berkeley Group Holdings P.L.C. (The)	320,225	4,069,678
Bloomsbury Publishing P.L.C.	271,841	584,339
*Bovis Homes Group P.L.C.	474,842	3,001,377
Burberry Group P.L.C.	277,987	2,713,574
Carpetright P.L.C.	167,232	2,444,747
Carphone Warehouse Group P.L.C.	1,013,905	3,076,685
Centaur Media P.L.C.	556,967	463,966
Chime Communications P.L.C.	210,455	695,029
*Chrysalis Group P.L.C.	107,232	167,848
Churchill China P.L.C.	30,000	128,061
*Cineworld Group P.L.C.	3,286	8,217
*Clinton Cards P.L.C.	740,506	530,496
*Cosalt P.L.C.	648,218	103,207
Daily Mail & General Trust P.L.C. Series A	636,483	4,560,252
#*Debenhams P.L.C.	2,383,809	2,557,023
Dignity P.L.C.	253,604	2,528,025
*Domino’s Pizza UK & IRL P.L.C.	28,654	145,462
*DSG International P.L.C.	10,089,373	5,051,031
Dunelm Group P.L.C.	38,882	222,445
eaga P.L.C.	140,286	312,737
*Enterprise Inns P.L.C.	627,886	1,186,449
Euromoney Institutional Investor P.L.C.	305,085	2,284,484
#*Findel P.L.C.	1,283,962	680,191
*Forminster P.L.C.	43,333	2,598
*French Connection Group P.L.C.	373,475	227,390
Fuller Smith & Turner P.L.C.	129,026	1,087,855
Future P.L.C.	1,324,863	408,143
*Galiform P.L.C.	521,046	733,993
Game Group P.L.C.	1,441,697	2,115,864
*Games Workshop Group P.L.C.	101,889	616,584
*GKN P.L.C.	1,846,299	3,372,240
Greene King P.L.C.	716,652	5,073,049
Halfords Group P.L.C.	761,585	4,603,285
Haynes Publishing Group P.L.C.	14,703	56,140
Headlam Group P.L.C.	330,383	1,633,037
Henry Boot P.L.C.	426,786	678,288
#HMV Group P.L.C.	1,545,882	1,876,568
Holidaybreak P.L.C.	206,890	873,720
*Hornby P.L.C.	154,220	364,776
Huntsworth P.L.C.	795,153	793,876
*Inchcape P.L.C.	7,818,791	3,318,794
Informa P.L.C.	1,449,124	7,593,800
*ITV P.L.C.	2,312,304	2,073,534
*J.D. Wetherspoon P.L.C.	437,012	3,170,315
JD Sports Fashion P.L.C.	120,013	1,125,619
*JJB Sports P.L.C.	1,351,785	455,243
*John Menzies P.L.C.	244,534	1,214,774
*Johnston Press P.L.C.	109,928	47,959
Kesa Electricals P.L.C.	1,982,633	4,062,950
Ladbrokes P.L.C.	1,188,699	2,969,112
Laura Ashley Holdings P.L.C.	2,800,394	568,981
*Lookers P.L.C.	1,251,177	899,834

1205

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Luminar Group Holdings P.L.C.	347,909	$221,261
#*Manganese Bronze Holdings P.L.C.	68,818	95,504
Marston’s P.L.C.	1,367,965	1,914,232
Millennium & Copthorne Hotels P.L.C.	609,888	3,698,675
*Mitchells & Butlers P.L.C.	284,973	1,253,128
Mothercare P.L.C.	324,479	3,318,765
N Brown Group P.L.C.	838,307	3,013,287
Pace P.L.C.	772,437	2,323,375
*PartyGaming P.L.C.	238,967	1,069,612
*Pendragon P.L.C.	2,285,154	966,964
*Persimmon P.L.C.	554,130	3,804,131
#Pinewood Shepperton P.L.C.	182,105	422,907
*Punch Taverns P.L.C.	591,433	787,879
*Rank Group P.L.C.	915,711	1,333,919
*Redrow P.L.C.	626,857	1,303,145
Restaurant Group P.L.C.	732,507	2,373,422
Rightmove P.L.C.	261,219	2,198,733
Smiths News P.L.C.	674,129	1,273,135
*Sportech P.L.C.	329,794	286,339
*Sportech P.L.C.	65,959	4,217
*Sports Direct International P.L.C.	456,794	696,960
St. Ives Group P.L.C.	436,379	401,477
*Stylo P.L.C.	64,096	4,867
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	4,056,480	2,491,738
Ted Baker P.L.C.	149,926	1,180,961
Thomas Cook Group P.L.C.	376,207	1,358,367
*Topps Tiles P.L.C.	756,840	946,001
*Trinity Mirror P.L.C.	91,191	219,503
United Business Media P.L.C.	864,643	5,870,181
UTV Media P.L.C.	217,432	346,466
Vitec Group P.L.C. (The)	160,303	1,050,956
*Wagon P.L.C.	237,979	7,342
WH Smith P.LC.	588,205	4,676,620
Whitbread P.L.C.	137,647	3,078,038
William Hill P.L.C.	1,297,070	4,113,977
Wilmington Group P.L.C.	346,234	694,785
*Yell Group P.L.C.	2,764,932	1,601,539

Total Consumer Discretionary		164,289,010

Consumer Staples — (4.1%)
A.G. Barr P.L.C.	128,572	1,621,657
Anglo-Eastern Plantations P.L.C.	108,153	664,439
Britvic P.L.C.	621,890	4,170,048
Cranswick P.L.C.	174,592	2,049,663
#Dairy Crest Group P.L.C.	520,119	2,800,498
Devro P.L.C.	605,749	1,337,594
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	378,414	2,522,552
McBride P.L.C.	776,269	2,698,708
Northern Foods P.L.C.	1,842,840	1,825,697
*Premier Foods P.L.C.	4,876,073	2,500,446
PZ Cussons P.L.C.	1,319,419	5,164,937
R.E.A. Holdings P.L.C.	49,233	321,373
Robert Wiseman Dairies P.L.C.	221,312	1,762,824
Tate & Lyle P.L.C.	347,682	2,192,178
Thorntons P.L.C.	313,060	499,200
*Uniq P.L.C.	416,368	174,645
Young & Co.’s Brewery P.L.C.	40,000	252,758
Young & Co.’s Brewery P.L.C. Series A	20,936	163,255

Total Consumer Staples		32,722,472

1206

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (4.7%)
Anglo Pacific Group P.L.C.	426,647	$1,660,779
*Dana Petroleum P.L.C.	333,328	5,530,129
*Fortune Oil P.L.C.	5,889,851	650,001
*Hardy Oil & Gas P.L.C.	49,802	192,608
*Heritage Oil P.L.C.	242,868	1,918,397
Hunting P.L.C.	439,386	3,791,637
#James Fisher & Sons P.L.C.	170,822	1,250,218
JKX Oil & Gas P.L.C.	452,453	1,915,751
John Wood Group P.L.C.	872,904	4,713,998
*Lamprell P.L.C.	100,437	305,071
Melrose Resources P.L.C.	337,739	1,641,592
*Premier Oil P.L.C.	335,099	5,527,530
*Salamander Energy P.L.C.	287,546	1,213,548
*Soco International P.L.C.	227,561	5,222,912
*UK Coal P.L.C.	889,073	867,749
Wellstream Holdings P.L.C.	125,733	994,823

Total Energy		37,396,743

Financials — (13.1%)
Aberdeen Asset Management P.L.C.	2,558,118	5,034,270
Amlin P.L.C.	1,027,564	6,357,218
Arbuthnot Banking Group P.L.C.	67,329	412,152
Ashmore Group P.L.C.	419,900	1,494,995
*BCB Holdings, Ltd.	5,979	9,964
Beazley P.L.C.	1,047,415	1,746,853
BlueBay Asset Management P.L.C.	154,645	812,226
Brewin Dolphin Holdings P.L.C.	870,024	1,909,296
Brit Insurance Holdings NV.	1,289,236	3,821,680
*Capital & Regional P.L.C.	814,788	479,811
Catlin Group, Ltd.	977,375	5,278,397
Charles Stanley Group P.L.C.	123,753	493,255
Charles Taylor Consulting P.L.C.	139,215	443,708
*Chaucer Holdings P.L.C.	53,389	38,812
Chesnara P.L.C.	200,658	667,193
Close Brothers Group P.L.C.	481,680	5,293,167
Collins Stewart P.L.C.	98,837	115,300
#Daejan Holdings P.L.C.	36,248	1,534,679
Development Securities P.L.C.	322,788	1,448,493
*DTZ Holdings P.L.C.	224,770	287,637
Evolution Group P.L.C.	1,033,225	2,093,075
F&C Asset Management P.L.C.	572,530	634,119
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	12,945
Hardy Underwriting Group P.L.C.	153,854	696,365
Hargreaves Lansdown P.L.C.	451,151	2,095,366
Helical Bar P.L.C.	373,868	1,864,345
#Henderson Group P.L.C.	2,936,019	5,688,903
Hiscox, Ltd.	1,517,006	8,266,555
IG Group Holdings P.L.C.	1,241,907	7,980,797
*Industrial & Commercial Holdings P.L.C.	5,000	120
Intermediate Capital Group P.L.C.	632,425	2,695,952
International Personal Finance P.L.C.	930,623	3,256,396
*IP Group P.L.C.	250,011	231,648
Jardine Lloyd Thompson Group P.L.C.	603,449	4,509,866
Liontrust Asset Management P.L.C.	129,935	238,332
London Stock Exchange Group P.L.C.	1,857	18,877
*LSL Property Services P.L.C.	134,125	610,596
*MWB Group Holdings P.L.C.	379,622	253,259
Novae Group P.L.C.	234,907	1,140,135
Park Group P.L.C.	166,600	50,701
#Provident Financial P.L.C.	461,410	6,878,719

1207

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
*Quintain Estates & Development P.L.C.	318,342	$297,289
Rathbone Brothers P.L.C.	159,131	2,104,985
Rensburg Sheppards P.L.C.	168,448	1,553,423
*Resolution, Ltd.	20,988	26,761
*Rutland Trust P.L.C.	85,288	91,342
S&U P.L.C.	21,140	150,198
Savills P.L.C.	501,321	2,531,177
*Shellproof, Ltd.	1,156	647
Shore Capital Group P.L.C.	1,193,004	676,402
St. James’s Place P.L.C.	718,698	2,867,739
*St. Modwen Properties P.L.C.	600,336	1,801,183
Tullett Prebon P.L.C.	757,461	3,695,021
*Unite Group P.L.C.	192,038	879,714

Total Financials		103,572,058

Health Care — (3.4%)
#*Alizyme P.L.C.	660,805	42,252
*Antisoma P.L.C.	2,024,536	1,074,999
*Ark Therapeutics Group P.L.C.	638,344	148,751
*Assura Group, Ltd.	48,153	34,278
*Axis-Shield P.L.C.	223,338	1,454,407
#Biocompatibles International P.L.C.	147,081	528,720
Bioquell P.L.C.	90,893	238,952
*BTG P.L.C.	730,460	2,050,541
#Care UK P.L.C.	199,792	1,309,942
Consort Medical P.L.C.	116,271	692,691
Corin Group P.L.C.	126,637	125,199
Dechra Pharmaceuticals P.L.C.	201,204	1,538,057
Genus P.L.C.	157,057	1,704,161
Hikma Pharmaceuticals P.L.C.	430,418	3,757,973
Nestor Healthcare Group P.L.C.	443,850	311,442
*Oxford Biomedica P.L.C.	2,123,042	383,038
*Prostrakan Group P.L.C.	38,359	68,027
*Renovo Group P.L.C.	95,255	45,345
*SkyePharma P.L.C.	55,765	67,098
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	473,384
SSL International P.L.C.	753,239	9,333,869
Synergy Health P.L.C.	28,214	277,400
*Vectura Group P.L.C.	1,085,207	1,195,908
*William Ransom & Son P.L.C.	30,000	2,469

Total Health Care		26,858,903

Industrials — (32.3%)
*AEA Technology P.L.C.	539,970	205,227
Aggreko P.L.C.	611,546	8,787,486
Air Partner P.L.C.	37,086	259,363
Alumasc Group P.L.C.	131,547	196,971
Arriva P.L.C.	655,941	5,081,237
Ashtead Group P.L.C.	1,976,882	2,686,834
Atkins WS P.L.C.	425,663	4,030,813
*Autologic Holdings P.L.C.	96,590	36,665
*Avis Europe P.L.C.	197,823	84,443
Babcock International Group P.L.C.	827,001	7,384,825
Balfour Beatty P.L.C.	98,175	417,070
BBA Aviation P.L.C.	1,221,985	3,202,592
Bodycote P.L.C.	722,295	2,000,351
Braemar Shipping Services P.L.C.	81,108	560,481
#Brammer P.L.C.	185,266	390,538
#*British Airways P.L.C.	92,560	301,756
BSS Group P.L.C.	489,152	1,970,647
Camellia P.L.C.	2,437	279,506

1208

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Carillion P.L.C.	1,523,518	$7,221,787
Carr’s Milling Industries P.L.C.	35,330	251,645
Castings P.L.C.	162,757	444,029
Charter International P.L.C.	614,873	6,799,770
Chemring Group P.L.C.	128,869	6,609,942
Chloride Group P.L.C.	1,025,093	2,981,633
Clarkson P.L.C.	68,229	857,177
Communisis P.L.C.	561,133	116,218
Connaught P.L.C.	319,006	1,625,825
*Cookson Group P.L.C.	590,828	4,005,132
#Costain Group P.L.C.	1,269,584	506,924
*Danka Business Systems P.L.C.	1,029,605	33,410
Davis Service Group P.L.C.	670,430	4,311,341
De la Rue P.L.C.	387,017	5,977,013
Dewhurst P.L.C.	9,000	35,606
*easyJet P.L.C.	548,462	3,406,240
Eleco P.L.C.	80,000	47,538
Fenner P.L.C.	671,987	1,992,983
Firstgroup P.L.C.	753,510	4,417,091
Forth Ports P.L.C.	175,092	3,110,218
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	143,430	721,441
Go-Ahead Group P.L.C.	165,890	3,567,324
Hampson Industries P.L.C.	430,496	445,054
Hays P.L.C.	4,680,905	8,227,712
*Helphire P.L.C.	1,050,597	906,599
Hogg Robinson Group P.L.C.	103,893	56,066
#Homeserve P.L.C.	223,167	5,780,107
Hyder Consulting P.L.C.	168,297	537,487
IMI P.L.C.	1,191,221	10,345,209
*Impellam Group P.L.C.	35,258	34,135
Interserve P.L.C.	498,625	1,679,205
Intertek Group P.L.C.	539,854	10,389,908
Invensys P.L.C.	472,034	2,308,236
ITE Group P.L.C.	1,009,264	2,187,805
J. Smart & Co. (Contractors) P.L.C.	22,500	165,472
Keller Group P.L.C.	265,271	2,630,251
Kier Group P.L.C.	141,022	2,174,125
Latchways P.L.C.	41,288	437,349
Lavendon Group P.L.C.	460,763	509,689
Lincat Group P.L.C.	14,452	105,656
*Low & Bonar P.L.C.	763,541	427,060
Management Consulting Group P.L.C.	1,026,246	310,531
Mears Group P.L.C.	33,654	144,818
Meggitt P.L.C.	1,630,199	6,714,594
Melrose P.L.C.	1,121,380	2,980,838
Michael Page International P.L.C.	1,235,568	7,597,560
Mitie Group P.L.C.	1,208,230	4,403,848
*MJ Gleeson Group P.L.C.	195,875	406,782
Morgan Crucible Co. P.L.C.	1,144,879	2,964,379
Morgan Sindall P.L.C.	161,485	1,381,163
Mouchel Group P.L.C.	469,006	1,855,061
MS International P.L.C.	50,000	167,005
National Express Group P.L.C.	487,807	1,608,159
*Northgate P.L.C.	313,860	1,083,647
PayPoint P.L.C.	87,805	560,957
PV Crystalox Solar P.L.C.	597,857	530,386
Qinetiq P.L.C.	2,172,472	4,631,983
Regus P.L.C.	3,178,152	4,508,925
*Rentokil Initial P.L.C.	2,041,348	3,752,346
Ricardo P.L.C.	218,022	1,013,031

1209

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Richmond Oil & Gas P.L.C.	220,000	$—
Robert Walters P.L.C.	387,999	1,362,365
ROK P.L.C.	723,316	506,044
RPS Group P.L.C.	788,615	2,511,996
Scott Wilson Group P.L.C.	83,704	131,665
Senior P.L.C.	1,671,692	2,234,043
Severfield-Rowen P.L.C.	351,952	1,217,000
Shanks Group P.L.C.	1,642,693	3,325,597
*SIG P.L.C.	1,366,866	2,486,469
Speedy Hire P.L.C.	178,122	82,241
Spice P.L.C.	4,494	3,645
Spirax-Sarco Engineering P.L.C.	301,608	6,020,279
Stagecoach Group P.L.C.	803,167	2,247,568
Sthree P.L.C.	299,337	1,452,995
#T. Clarke P.L.C.	148,717	326,765
Tarsus Group P.L.C.	212,372	392,013
Tomkins P.L.C.	3,282,427	9,821,909
*Travis Perkins P.L.C.	482,448	5,634,420
Tribal Group P.L.C.	132,810	172,800
*Trifast P.L.C.	359,985	135,660
UK Mail Group P.L.C.	198,089	994,414
Ultra Electronics Holdings P.L.C.	267,145	5,403,625
Umeco P.L.C.	196,406	1,028,258
#*Volex Group P.L.C.	241,088	377,606
Vp P.L.C.	167,463	426,516
#VT Group P.L.C.	677,021	5,779,536
Weir Group P.L.C. (The)	479,090	5,895,734
Wincanton P.L.C.	479,763	1,707,362
WSP Group P.L.C.	262,651	1,118,507
XP Power, Ltd.	73,546	502,896

Total Industrials		256,180,158

Information Technology — (13.6%)
Acal P.L.C.	104,729	229,532
Alphameric P.L.C.	127,141	56,615
#*Alterian P.L.C.	179,139	421,645
Anite P.L.C.	1,166,924	597,328
ARM Holdings P.L.C.	4,777,637	14,600,222
Aveva Group P.L.C.	274,171	4,783,748
Computacenter P.L.C.	423,790	2,003,642
*CSR P.L.C.	380,954	2,720,361
#Dialight P.L.C.	111,362	461,959
*Dicom Group P.L.C.	317,667	896,878
Dimension Data Holdings P.L.C.	5,435,867	6,680,319
Diploma P.L.C.	455,202	1,293,847
Domino Printing Sciences P.L.C.	455,803	2,349,993
*E2V Technologies P.L.C.	247,588	217,706
Electrocomponents P.L.C.	1,576,293	4,443,085
Fidessa Group P.L.C.	129,875	2,574,609
*Gresham Computing P.L.C.	204,631	80,946
Halma P.L.C.	1,461,044	5,427,932
*Imagination Technologies Group P.L.C.	882,944	3,712,025
Innovation Group P.L.C.	2,836,273	604,070
*Intec Telecom Systems P.L.C.	1,128,823	2,138,891
Kewill P.L.C.	368,863	605,693
Laird P.L.C.	719,642	1,419,280
Logica P.L.C.	3,167,765	5,906,535
Micro Focus International P.L.C.	452,097	3,675,064
*Misys P.L.C.	1,833,430	6,261,747
*Morse P.L.C.	367,208	242,046
Oxford Instruments P.L.C.	193,856	774,013

1210

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Phoenix IT Group, Ltd. P.L.C.	197,369	$874,052
Premier Farnell P.L.C.	1,379,926	3,946,814
Psion P.L.C.	499,513	703,585
*Raymarine P.L.C.	249,080	10,306
Renishaw P.L.C.	180,171	1,724,729
RM P.L.C.	363,499	1,024,954
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	348,025	7,010,485
*Scipher P.L.C.	34,563	—
*SDL P.L.C.	316,996	2,410,373
Spectris P.L.C.	490,382	5,957,374
Spirent Communications P.L.C.	2,502,993	4,392,852
*Telecity Group P.L.C.	25,779	160,876
*TT electronics P.L.C.	595,193	829,725
Vislink P.L.C.	588,460	241,358
*Wolfson Microelectronics P.L.C.	485,451	964,991
Xaar P.L.C.	220,887	307,817
Xchanging P.L.C.	541,322	1,641,750

Total Information Technology		107,381,772

Materials — (4.3%)
*British Polythene Industries P.L.C.	102,332	477,513
Carclo P.L.C.	214,230	528,385
Croda International P.L.C.	484,717	5,775,129
Delta P.L.C.	591,338	1,489,623
DS Smith P.L.C.	1,591,931	2,765,613
Elementis P.L.C.	1,858,096	1,511,863
Ferrexpo P.L.C.	109,835	356,484
Filtrona P.L.C.	704,266	1,981,724
*Gem Diamonds, Ltd.	353,895	1,319,230
Hill & Smith Holdings P.L.C.	275,101	1,462,705
Hochschild Mining P.L.C.	223,726	961,509
*Inveresk P.L.C.	125,000	3,297
Marshalls P.L.C.	658,597	900,594
Mondi P.L.C.	943,611	5,336,214
#*Petropavlovsk P.L.C.	128,310	1,860,737
Porvair P.L.C.	158,128	142,967
RPC Group P.L.C.	398,981	1,532,677
Victrex P.L.C.	321,880	4,170,578
*Yule Catto & Co. P.L.C.	505,169	1,406,420
Zotefoams P.L.C.	96,852	136,256

Total Materials		34,119,518

Telecommunication Services — (0.7%)
*COLT Telecom Group SA	1,213,428	2,386,501
Kcom Group P.L.C.	2,504,455	2,192,083
Telecom Plus P.L.C.	257,500	1,230,988

Total Telecommunication Services		5,809,572

Utilities — (0.7%)
Dee Valley Group P.L.C.	12,109	165,319
Drax Group P.L.C.	81,042	530,221
Northumbrian Water Group P.L.C.	702,208	2,888,420
Pennon Group P.L.C.	262,189	2,146,234

Total Utilities		5,730,194

TOTAL COMMON STOCKS		774,060,400

RIGHTS/WARRANTS — (0.0%)
*SFI Holdings, Ltd. Litigation Certificate	26,713	—

1211

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Ultraframe Litigation Notes	319,285	$—

TOTAL RIGHTS/WARRANTS		—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $160,000 FNMA 6.00%, 10/01/38, valued at $119,337) to be repurchased at $117,002	$117	117,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.4%)
§@DFA Short Term Investment Fund LP	17,192,047	17,192,047
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,624,480) to be repurchased at $1,592,643	$1,593	1,592,627

TOTAL SECURITIES LENDING COLLATERAL		18,784,674

TOTAL INVESTMENTS — (100.0%) (Cost $841,233,815)##		$792,962,074

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$164,289,010	—	$164,289,010
Consumer Staples	—	32,722,472	—	32,722,472
Energy	—	37,396,743	—	37,396,743
Financials	$647	103,571,411	—	103,572,058
Health Care	—	26,858,903	—	26,858,903
Industrials	—	256,180,158	—	256,180,158
Information Technology	—	107,381,772	—	107,381,772
Materials	—	34,119,518	—	34,119,518
Telecommunication Services	—	5,809,572	—	5,809,572
Utilities	—	5,730,194	—	5,730,194
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	117,000	—	117,000
Securities Lending Collateral	—	18,784,674	—	18,784,674

TOTAL	$647	$792,961,427	—	$792,962,074

1212

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.3%)
AUSTRIA — (2.8%)
Agrana Beteiligungs AG	16,245	$1,553,191
Andritz AG	116,739	6,520,055
#*A-TEC Industries AG	21,828	283,594
Austria Email AG	715	4,833
*Austriamicrosystems AG	2,552	66,670
BKS Bank AG	3,120	77,433
#*BWIN Interactive Entertainment AG	79,165	4,808,234
BWT AG	27,601	758,567
#*CA Immobilien Anlagen AG	130,641	1,378,551
Constantia Packaging AG	18,095	955,478
*Conwert Immobilien Invest AG	48,984	565,806
*EAG-Beteiligungs AG	1,650	12,830
#EVN AG	36,696	642,466
Flughafen Wien AG	39,948	1,861,474
*Frauenthal Holding AG	12,084	118,868
*Intercell AG	104,732	3,471,794
Josef Manner & Co. AG	870	52,412
Kapsch TrafficCom AG	1,065	37,989
Lenzing AG	4,701	1,560,875
#Mayr-Melnhof Karton AG	31,265	2,944,468
Oberbank AG	37,973	2,234,959
#Oesterreichischen Post AG	98,332	2,662,484
#Palfinger AG	45,976	1,007,450
*RHI AG	93,231	2,543,506
Rosenbauer International AG	11,816	502,392
*S&T System Integration & Technology Distribution AG	6,404	108,367
Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,684,412
*Sparkassen Immobilien AG	58,185	384,720
Strabag SE	95,319	2,584,417
UBM Realitaetenentwicklung AG	1,440	59,997
Uniqa Versicherungen AG	199,741	3,222,962
Voestalpine AG	65,130	2,280,321
*Warimpex Finanz und Beteiligungs AG	5,570	15,986
*Wienerberger AG	142,991	2,674,167
*Wolford AG	11,165	185,339
*Zumtobel AG	76,175	1,629,641

TOTAL AUSTRIA		51,456,708

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,628,948
*Agfa-Gevaert NV	368,855	2,665,824
#Banque Nationale de Belgique SA	952	4,606,377
*Barco NV	53,143	2,177,570
Bekaert SA	56,385	8,206,256
Co.Br.Ha Societe Commerciale de Brasserie SA	115	221,313
Compagnie d’Entreprises CFE	40,394	1,948,497
*Compagnie du Bois Sauvage SA	87	13
#*Compagnie Immobiliere de Belgique SA	10,535	362,359
#Compagnie Maritime Belge SA	61,365	1,844,208
#*Deceuninck NV	247,412	508,675
*Devgen NV	3,090	44,469
*D’Ieteren SA	12,852	5,520,488
Duvel Moorgat SA	8,799	660,753
Econocom Group SA	65,485	877,977
#Elia System Operator SA NV	112,383	4,260,056
#Euronav SA	86,554	1,893,644
EVS Broadcast Equipment SA	13,059	840,880
Exmar NV	127,551	1,087,744

1213

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Floridienne SA	2,033	$271,402
*Galapagos NV	4,970	72,419
Hamon & Compagnie International SA	2,193	85,130
Henex SA	7,487	403,632
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	379,562
#*International Brachtherapy SA	35,773	175,508
Ion Beam Applications SA	67,020	857,714
Jensen-Group NV	12,030	117,804
Kinepolis Group NV	5,063	223,077
*Lotus Bakeries SA	1,361	613,249
#*Melexis NV	88,696	872,931
*Nyrstar NV	140,979	1,953,927
Omega Pharma SA	82,044	3,963,761
*Option NV	38,430	42,347
*Picanol NV	16,620	61,272
#*RealDolmen NV	6,066	145,211
Recticel SA	52,387	420,385
*Resilux NV	4,095	283,050
#Rosier SA	655	262,367
*Roularta Media Group NV	3,344	71,267
SAPEC SA (4775951)	3,531	299,145
*SAPEC SA (5389544)	75	354
Sioen Industries NV	52,140	325,388
Sipef NV	24,100	1,317,721
*Spector Photo Group SA	11,235	12,606
*Systemat-Datarelay SA	26,232	175,339
*Telenet Group Holding NV	148,890	4,283,552
Ter Beke NV	2,281	172,837
Tessenderlo Chemie NV	90,268	2,870,527
*ThromboGenics NV	13,144	290,265
Umicore SA	143,678	4,428,217
Unibra SA	1,600	344,961
Van De Velde NV	27,539	1,202,209
*VPK Packaging Group SA	12,084	470,630

TOTAL BELGIUM		70,825,817

DENMARK — (2.4%)
*Aarhus Lokalbank A.S.	8,030	100,033
*Aktieselskabet Roskilde Bank A.S.	32,685	2,130
*Aktieselskabet Skjern Bank A.S.	3,276	91,706
Alk-Abello A.S.	14,179	1,084,206
*Alm. Brand A.S.	27,560	476,725
*Amagerbanken A.S.	64,790	429,978
Ambu A.S.	22,100	504,880
Arkil Holdings A.S. Series B	780	103,762
#Auriga Industries A.S. Series B	46,057	919,872
*Bang & Olufsen Holdings A.S.	91,461	1,126,456
#*Bavarian Nordic A.S.	17,176	544,811
*Bavarian Nordic A.S. I-10 Shares	8,588	274,280
#*BoConcept Holding A.S.	5,650	188,793
*Brodrene Hartmann A.S. Series B	11,730	191,656
*Brondbyernes IF Fodbold A.S. Series B	15,450	80,803
D/S Norden A.S.	46,669	2,039,407
*Dalhoff, Larson & Horneman A.S. Series B	32,000	104,208
*Dantherm Holding A.S.	13,100	48,401
#*DFDS A.S.	11,236	814,828
*DiBa Bank A.S.	2,300	26,286
*Djursland Bank A.S.	8,970	237,567
East Asiatic Co., Ltd. A.S.	52,687	1,648,943
F.E. Bording A.S.	600	58,717
*Fionia Holding A.S.	17,880	—

1214

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$315,353
*GN Store Nord A.S.	517,039	3,151,332
*GPV Industi A.S.	2,200	12,291
#*Greentech Energy Systems A.S.	73,819	287,368
*Gronlandsbanken A.S.	768	55,862
#*H&H International A.S. Series B	17,280	219,155
Harboes Bryggeri A.S.	10,250	212,943
Hojgaard Holding A.S. Series B	2,750	108,309
*IC Companys A.S.	33,305	1,209,230
*Incentive A.S.	3,575	12,316
Jeudan A.S.	3,134	270,635
#*Jyske Bank A.S.	85,937	3,181,058
*Lan & Spar Bank A.S.	5,150	250,623
*Lastas A.S. Series B	11,200	72,719
*Lollands Bank A.S.	750	23,782
*Maconomy Corp. A.S.	7,833	14,318
#*Mols-Linien A.S.	27,490	287,223
*NeuroSearch A.S.	60,077	929,513
*NKT Holding A.S.	58,121	3,380,234
*Nordjyske Bank A.S.	17,600	372,406
*Norresundby Bank A.S.	7,350	242,409
*Ostjydsk Bank A.S.	2,554	190,400
#*Parken Sport & Entertainment A.S.	8,234	427,242
Per Aarsleff A.S. Series B	5,975	635,747
*Ringkjoebing Landbobank A.S.	14,890	1,752,553
Roblon A.S. Series B	540	58,921
Rockwool International A.S.	6,487	742,860
#*Royal Unibrew A.S.	24,930	633,735
*Salling Bank A.S.	910	72,618
*Sanistal A.S. Series B	4,051	53,367
Satair A.S.	8,525	323,323
Schouw & Co. A.S.	70,768	1,246,116
SimCorp A.S.	16,263	2,898,595
*Sjaelso Gruppen A.S.	29,228	55,905
*SKAKO Industries A.S.	5,130	41,920
Solar Holdings A.S. Series B	4,661	301,765
Sondagsavisen A.S.	36,665	266,821
*Spar Nord Bank A.S.	115,369	1,314,262
*Sparbank A.S.	10,930	215,293
*Sparekassen Faaborg A.S.	1,972	312,547
*Sydbank A.S.	141,645	3,652,738
Thrane & Thrane A.S.	9,883	256,020
Tivoli A.S.	969	567,912
*TK Development A.S.	91,681	487,773
*Topdanmark A.S.	3,776	458,660
*TopoTarget A.S.	152,146	79,647
#Torm A.S.	69,423	761,359
*Vestfyns Bank A.S.	680	70,284
*Vestjysk Bank A.S.	24,162	404,025

TOTAL DENMARK		43,989,935

FINLAND — (7.5%)
Ahlstrom Oyj	4,420	58,937
#*Aldata Solutions Oyj	194,535	142,549
Alma Media Oyj	277,852	2,843,071
*Amanda Capital Oyj	67,120	168,056
Amer Sports Oyj Series A	307,264	3,344,696
Aspo Oyj	68,141	641,783
Atria P.L.C.	2,584	40,368
Bank of Aland P.L.C.	17,663	611,014
BasWare Oyj	34,550	840,172

1215

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Biotie Therapies Corp. Oyj	265,590	$202,576
Cargotec Oyj Series B	109,737	3,113,055
Componenta Oyj	34,400	203,010
#Comptel P.L.C.	324,863	363,445
#Cramo Oyj	104,189	2,056,369
Digia P.L.C.	55,020	273,597
Efore Oyj	114,965	147,570
Elisa Oyj	276,614	6,031,743
Etteplan Oyj	62,600	259,141
#*Finnair Oyj	186,376	987,105
*Finnlines Oyj	124,906	1,363,547
Fiskars Oyj Abp Series A	181,663	2,991,658
F-Secure Oyj	444,369	1,741,083
*GeoSentric Oyj	244,900	13,662
#Glaston Oyj Abp	131,940	217,523
HKScan Oyj Series A	72,398	900,581
Huhtamaki Oyj	338,637	4,539,662
Ilkka-Yhtyma Oyj	60,256	515,168
KCI Konecranes Oyj	232,703	6,829,076
Kemira Oyj	248,868	3,868,524
Kesko Oyj	138,078	4,440,758
Laennen Tehtaat Oyj	18,920	445,370
Lassila & Tikanoja Oyj	117,954	2,567,762
*Lemminkainen Oyj	13,072	426,377
Metso Corp. Oyj	206,460	6,929,088
*M-Real Oyj Series B	3,619,771	8,588,852
Neomarkka Oyj	16,652	152,512
#Nokian Renkaat Oyj	325,926	7,879,951
Nordic Aluminium Oyj	10,440	224,697
Okmetic Oyj	54,904	235,000
Olvi Oyj Series A	31,354	1,187,625
Oriola-KD Oyj Series A	26,000	163,034
Oriola-KD Oyj Series B	125,434	782,276
Orion Oyj Series A	96,540	2,115,886
Orion Oyj Series B	253,721	5,550,137
#Outokumpu Oyj Series A	188,979	3,410,737
Outotec Oyj	36,018	1,208,127
PKC Group Oyj	48,390	537,920
Pohjola Bank P.L.C.	372,375	3,815,499
Ponsse Oyj	22,814	231,760
Poyry Oyj	179,728	2,831,102
Raisio P.L.C.	462,617	1,819,393
*Ramirent Oyj	299,709	2,988,886
Rapala VMC Oyj	113,258	800,795
Rautaruukki Oyj Series K	135,670	2,777,296
Raute Oyj Series A	10,390	127,412
#Ruukki Group Oyj	303,857	873,750
Sanoma Oyj	162,312	3,593,009
*Scanfil Oyj	123,479	516,037
*Sponda Oyj	159,511	607,327
Stockmann Oyj Abp Series A	43,914	1,440,780
#Stockmann Oyj Abp Series B	99,920	3,018,615
Tecnomen Lifetree Oyj	2,061	2,756
Teleste Oyj	53,559	284,715
Tieto Oyj	277,638	6,179,713
Trainers’ House P.L.C.	107,200	69,536
Tulikivi Oyj	79,440	139,701
Turkistuottajat Oyj	8,490	89,684
Uponor Oyj Series A	206,241	3,914,723
Vacon Oyj	42,777	1,511,472
#Vaisala Oyj Series A	39,132	1,354,057

1216

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Viking Line Abp	10,400	$546,590
Wartsila Corp. Oyj Series B	50,890	2,395,249
Yit Oyj	206,080	4,568,833

TOTAL FINLAND		138,653,540

FRANCE — (12.1%)
Akka Technologies SA	6,655	117,511
Ales Groupe SA	32,239	478,267
*ALTEN SA	60,626	1,734,174
#*Altran Technologies SA	343,804	2,038,786
April Group SA	70,725	2,167,149
Arkema SA	199,362	7,610,309
Assystem SA	52,519	621,877
#*Atari SA	8,567	49,721
#*Atos Origin SA	143,571	6,677,128
Aubay SA	10,285	57,750
Audika SA	21,251	778,586
*Baccarat SA	1,090	272,032
Banque Tarneaud SA	1,430	215,944
Beneteau SA	172,729	3,094,726
#Bigben Interactive	8,718	97,848
bioMerieux SA	11,186	1,229,772
Boiron SA	27,525	1,170,988
Boizel Chanoine Champagne SA	6,006	378,229
#Bonduelle SA	12,784	1,529,713
*Bongrain SA	14,661	1,126,337
#Bourbon SA	155,756	6,047,652
*Bull SA	289,386	1,382,104
Burelle SA	3,894	509,191
*Cafom SA	5,092	87,848
Canal Plus SA	258,807	2,143,428
#Carbone Lorraine SA	56,403	1,930,617
CBo Territoria	28,320	192,653
#*Cegedim SA	16,591	1,329,622
#*Club Mediterranee SA	60,303	1,033,541
*Compagnie Generale de Geophysique-Veritas SA	219,970	5,379,831
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	91,958
*Compagnie International Andre Trigano SA	983	64,320
#*CS Communication & Systemes SA	7,938	87,349
Damartex SA	21,198	475,005
Delachaux SA	26,973	1,426,296
#Derichebourg SA	509,863	2,278,123
*Dynaction SA	14,655	166,986
EDF Energies Nouvelles SA	16,782	838,473
Electricite de Strasbourg SA	22,688	3,640,032
*Esso S.A.F.	8,945	1,184,617
#Establissements Maurel et Prom SA	305,061	5,141,783
Euler Hermes SA	36,906	2,988,609
#*Euro Disney SCA	48,370	326,744
Exel Industries SA	10,525	382,646
#*Faurecia SA	76,758	1,613,666
#Fimalac SA	29,963	1,591,325
#Fleury Michon SA	4,694	236,488
*Gascogne SA	6,907	344,652
Gaumont SA	14,184	864,951
#*GECI International SA	59,392	245,266
*Gemalto NV	149,247	5,924,953
Gevelot SA	3,584	127,641
GFI Informatique SA	122,870	485,677
#Gifi SA	7,360	544,152
Ginger Groupe Ingenierie Europe SA	10,523	213,497

1217

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
GL Events SA	7,882	$168,988
GPE Groupe Pizzorno SA	5,200	143,373
Groupe Crit SA	24,255	653,099
*Groupe Eurotunnel SA	186,644	1,799,388
#*Groupe Flo SA	29,358	145,864
*Groupe Go Sport SA	2,740	70,305
#*Groupe Gorge SA	18,510	180,232
Groupe Guillin SA	1,200	116,520
#Groupe Open SA	27,590	225,405
#Groupe Steria SCA	66,183	1,930,445
Guerbet SA	5,824	782,887
Guyenne et Gascogne SA	25,024	2,188,150
#Haulotte Group SA	55,825	492,633
Havas SA	1,165,955	5,095,085
Idsud SA	2,227	90,918
Imerys SA	39,232	2,169,680
Ingenico SA	103,297	2,444,990
Ipsen SA	10,939	588,193
Ipsos SA	83,610	2,625,600
*JC Decaux SA	51,262	1,317,972
#*Kaufman & Broad SA	2,387	56,680
Korian SA	5,455	144,647
Laurent-Perrier SA	11,820	1,014,245
#*Lectra SA	83,499	245,261
*Lisi SA	16,055	861,828
#*LVL Medical Groupe SA	24,346	569,987
M6 Metropole Television SA	148,116	3,933,693
Maisons France Confort SA	1,726	63,083
#*Manitou BF SA	46,187	640,261
Manutan International SA	13,379	741,405
*MGI Coutier SA	2,753	70,004
#Mr. Bricolage SA	23,846	423,454
#Naturex SA	8,691	325,246
#Neopost SA	61,086	4,860,993
Nexans SA	92,377	7,386,025
*Nexity SA	18,755	682,061
Norbert Dentressangle SA	12,330	785,651
*Oeneo SA	102,487	176,004
Orpea SA	96,748	4,186,237
*Osiatis SA	1,400	6,036
#PagesJaunes SA	183,448	1,979,233
Paris Orleans et Cie SA	2,708	73,620
Pierre & Vacances SA	15,567	1,097,186
Plastic Omnium SA	29,952	980,649
Plastivaloire SA	4,552	96,018
PSB Industries SA	8,438	214,828
Radiall SA	4,766	417,238
Rallye SA	77,113	2,714,301
*Recylex SA	35,449	408,096
#Remy Cointreau SA	76,509	3,834,737
*Rexel SA	234,965	3,314,880
#*Rhodia SA	224,856	3,991,486
Robertet SA	3,167	369,904
*Rougier SA	6,115	167,007
#Rubis SA	32,177	2,669,306
*S.T. Dupont SA	39,440	10,862
*Sa des Ciments Vicat SA	158	11,656
Sabeton SA	13,500	221,336
Saft Groupe SA	55,016	2,359,193
SAMSE SA	8,342	676,854
SCOR SE	67,382	1,561,122

1218

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
SEB SA	87,918	$5,708,668
#Sechilienne SA	56,504	1,911,236
Securidev SA	2,500	67,201
*SeLoger.com SA	7,108	247,751
Signaux Girod SA	894	73,241
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	177,569
Societe BIC SA	84,787	6,029,784
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,101,929
Societe Pour l’Informatique Industrielle SA	40,908	256,021
Societe Television Francaise 1 SA	171,170	2,951,635
#*Soitec SA	107,280	1,502,236
Somfy SA	21,738	4,053,402
Sopra Group SA	22,982	1,699,388
Sperian Protection SA	18,519	1,244,808
#Stallergenes SA	31,063	2,476,136
Stef-TFE SA	28,838	1,714,408
Sucriere de Pithiviers Le Vieil SA	1,745	1,751,812
Synergie SA	32,941	859,781
#*Technicolor SA	1,013,751	1,338,708
Teleperformance SA	158,000	5,157,139
Tessi SA	5,050	350,617
#*Theolia SA	86,282	390,482
Tonnellerie Francois Freres SA	3,839	160,375
Toupargel Groupe SA	75	1,698
#*UbiSoft Entertainment SA	196,028	2,674,491
Union Financiere de France Banque SA	15,895	578,568
#*Valeo SA	232,962	7,652,207
Viel et Compagnie SA	158,130	678,272
#Vilmorin & Cie SA	18,821	2,120,749
#Virbac SA	16,251	1,598,014
*VM Materiaux SA	6,914	432,483
Vranken Pommery Monopole SA	12,131	501,198
#Zodiac Aerospace SA	105,911	4,452,861
Zueblin Immobiliere France SA	1,285	7,681

TOTAL FRANCE		224,263,132

GERMANY — (13.2%)
A.S. Creation Tapeton AG	6,853	244,423
*AAP Implantate AG	47,250	80,074
*Aareal Bank AG	509,482	9,085,404
*Abwicklungsellschaft Roesch AG	7,300	273
*Adlink Internet Media AG	69,691	377,040
Agrob Immobilien AG	5,800	73,019
Aixtron AG	259,027	7,760,313
*Aligna AG	318,126	293,048
Amadeus Fire AG	16,192	396,583
Andreae-Noris Zahn AG	26,412	1,046,367
Augusta Technologie AG	26,396	374,615
Aurubis AG	144,707	5,857,187
*Axel Springer AG	1,437	151,232
Baader Bank AG	132,511	616,214
Bauer AG	4,607	207,848
Bechtle AG	39,024	1,016,989
Bertrandt AG	22,607	706,959
*Beta Systems Software AG	8,550	30,723
Bilfinger Berger AG	162,980	11,778,251
*Biolitec AG	26,843	132,289
Biotest AG	20,784	1,156,518
*BKN International AG	33,408	3,236
*BMP AG	45,099	45,079
*Borussia Dortmund GmbH & Co. KGaA	208,512	343,585

1219

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Carl Zeiss Meditec AG	36,394	$596,877
*Centrotec Sustainable AG	41,054	680,714
*Centrotherm Photovoltaics AG	5,094	283,704
*Cewe Color Holding AG	13,917	440,308
Comdirect Bank AG	131,903	1,241,079
#*Constantin Medien AG	314,299	802,959
*CropEnergies AG	6,700	32,576
CTS Eventim AG	50,168	2,404,522
#*Curanum AG	83,165	303,979
D. Logistics AG	113,203	167,164
DAB Bank AG	130,043	742,505
Data Modul AG	10,414	136,120
Demag Cranes AG	14,647	463,889
Deutsche Euroshop AG	71,840	2,271,916
*Deutsche Wohnen AG	68,918	694,965
*Deutz AG	249,610	1,166,721
*Dierig Holding AG	10,500	137,951
Douglas Holding AG	100,341	4,454,282
Dr. Hoenle AG	14,858	111,429
*Drillisch AG	92,184	592,856
Duerr AG	34,299	740,425
DVB Bank SE	173,470	6,028,595
Elexis AG	32,938	389,111
*Elmos Semiconductor AG	34,592	304,106
ElreingKlinger AG	18,000	408,363
Erlus AG	2,970	100,889
Euwax AG	17,978	1,270,913
*Evotec AG	1,165,338	3,040,999
Fielmann AG	56,670	4,499,839
*Freenet AG	225,238	2,844,299
Fuchs Petrolub AG	27,306	2,208,613
GBW AG	28,417	591,003
GEA Group AG	158,840	3,250,852
Gerresheimer AG	27,781	908,354
Gerry Weber International AG	42,943	1,364,499
Gesco AG	9,182	469,097
GFK SE	68,806	2,521,813
GFT Technologies AG	66,050	237,668
Gildemeister AG	43,990	650,494
*Grammer AG	5,985	49,521
Grenkeleasing AG	31,484	1,380,636
Hamborner AG	62,350	707,431
*Hamburger Hafen und Logistik AG	31,666	1,174,578
*Hansa Group AG	146,815	216,109
Hawesko Holding AG	19,463	572,539
*Heidelberger Druckmaschinen AG	19,905	142,135
Hochtief AG	30,167	2,250,059
*Homag Group AG	761	11,645
*IKB Deutsche Industriebank AG	21,843	25,534
Indus Holding AG	40,147	679,186
Innovation in Traffic Systems AG	23,949	335,484
Interseroh SE	21,642	1,451,119
#*Intershop Communications AG	58,426	125,794
Isra Vision Systems AG	10,917	197,117
*IVG Immobilien AG	405,469	3,073,952
*Jenoptik AG	153,250	945,493
*Kampa AG	35,505	11,273
#*Kizoo AG	30,501	319,256
Kontron AG	176,510	1,944,135
Krones AG	69,323	3,347,120
KSB AG	4,249	2,601,272

1220

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Kuka AG	83,226	$1,329,018
KWS Saat AG	17,224	2,949,607
Lanxess AG	218,704	8,287,492
Leifheit AG	12,500	263,289
Leoni AG	108,940	2,445,865
Loewe AG	25,187	347,489
*Manz Automation AG	553	46,133
*Marbert AG	1,360	1,613
*MasterFlex AG	7,812	37,623
*Maxdata Computer AG	94,120	15,790
Mediclin AG	119,554	501,826
#*Medigene AG	87,499	440,147
#Medion AG	81,672	847,563
Mensch und Maschine Software AG	27,532	131,926
#MLP AG	205,563	2,063,635
*Mologen AG	22,062	279,198
*Morphosys AG	57,456	1,342,177
MTU Aero Engines Holding AG	163,223	8,472,389
#Muehlbauer Holding AG & Co.	14,905	380,210
MVV Energie AG	114,055	4,909,637
*Nemetschek AG	23,340	516,594
*Nexus AG	33,813	170,367
#*Nordex AG	104,915	1,414,095
OHB Technology AG	35,659	738,556
Oldenburgische Landesbank AG	4,234	262,223
P&I Personal & Informatik AG	17,889	416,536
*Patrizia Immobilien AG	2,483	10,752
Pfeiffer Vacuum Technology AG	30,723	2,541,313
*Pfleiderer AG	158,664	1,402,785
#*PNE Wind AG	162,926	474,811
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	53,670
Progress-Werk Oberkirch AG	6,250	200,632
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	347,113
Puma AG Rudolf Dassler Sport	2,479	734,931
*PVA TePla AG	46,019	308,074
#*QIAGEN NV	138,578	3,035,598
#*QSC AG	287,340	628,238
R. Stahl AG	14,410	333,560
Rational AG	14,646	2,380,673
REALTECH AG	13,541	135,683
Renk AG	18,838	1,317,778
*Repower Systems AG	5,276	934,645
Rheinmetall AG	107,359	6,803,974
Rhoen-Klinikum AG	379,608	9,294,912
Ruecker AG	18,949	144,862
*S.A.G. Solarstrom AG	2,145	12,261
Sartorius AG	31,248	705,291
*Sektkellerei Schloss Wachenheim AG	14,520	145,157
*SER Systems AG	9,400	144
#*SGL Carbon SE	217,830	6,159,265
*Sinner AG	2,660	54,980
Sixt AG	36,856	1,200,393
*Sky Deutschland AG	388,970	1,043,514
*SM Wirtschaftsberatungs AG	18,841	134,179
Software AG	70,053	7,967,010
#*Solar Millennium AG	34,471	1,533,566
#Solarworld AG	110,335	1,868,264
#*Solon SE	18,438	152,178
Stada Arzneimittel AG	173,213	5,681,768
STINAG Stuttgarter Invest AG	35,003	954,233
*Stoehr & Co. AG	11,000	29,441

1221

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Stratec Biomedical Systems AG	26,506	$922,828
Sued-Chemie AG	28,301	3,667,908
Suedzucker AG	7,437	172,655
*Suess Microtec AG	59,969	315,053
Symrise AG	164,574	3,652,266
Syzygy AG	30,656	142,063
Takkt AG	126,507	1,511,697
TDS Informationstechnologie AG	89,063	503,569
Telegate AG	20,500	289,520
Tognum AG	84,268	1,467,840
#*Tomorrow Focus AG	113,715	509,535
#*TUI AG	242,621	2,231,255
*UMS United Medical Systems International AG	22,300	184,621
Umweltbank AG	17,805	394,502
*United Internet AG	167,408	2,463,164
VBH Holding AG	9,415	56,912
#*Versatel AG	12,209	119,183
Vossloh AG	35,932	3,675,126
*VTG AG	690	10,252
*Wanderer-Werke AG	7,903	15,304
#Wincor Nixdorf AG	112,151	7,590,372
Wirecard AG	255,878	3,248,924
Wuerttembergische Lebensversicherung AG	27,308	758,742
Wuerttembergische Metallwarenfabrik AG	29,451	804,428
Zhongde Waste Technology AG	2,018	32,365

TOTAL GERMANY		244,971,835

GREECE — (2.7%)
*Aegean Airlines S.A.	5,746	27,815
*Aegek S.A.	120,000	178,783
*Agricultural Bank of Greece S.A.	418,043	974,772
Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,345,730
*Alfa Alfa Energy S.A.	3,810	7,343
*Altec S.A. Information & Communication Systems	80,278	18,549
Alumil Aluminum Industry S.A.	52,886	72,732
*Alysida S.A.	2,376	6,559
*Anek Lines S.A.	605,331	458,334
*Aspis Bank S.A.	228,007	255,311
*Astir Palace Hotels S.A.	93,886	383,498
Athens Medical Center S.A.	150,874	259,843
*Atlantic Supermarkets S.A.	35,080	28,561
*Attica Bank S.A.	181,970	369,402
*Atti-Kat S.A.	56,554	24,482
Autohellas S.A.	83,520	216,104
*Babis Vovos International Construction S.A.	59,807	324,138
*Balafas S.A.	15,200	4,004
*Balkan Real Estate S.A.	41,970	42,825
Bank of Greece S.A.	73,229	4,430,659
*Benrubi S.A.	20,823	89,281
Centric Multimedia S.A.	51,942	53,369
*Daios Plastics S.A.	16,350	146,732
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	364,192
*Dynamic Life S.A.	16,440	—
Elastron S.A.	233,170	160,158
*Elbisco Holding S.A.	28,098	30,777
Elektrak S.A.	36,580	139,089
*Elektroniki Athinon S.A.	34,490	104,435
*Elephant S.A.	26,310	—
Ellaktor S.A.	508,053	3,121,399
*Emporiki Bank of Greece S.A.	5,563	28,673
*Etma Rayon S.A.	11,242	21,978

1222

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Euro Reliance General Insurance Co. S.A.	55,110	$40,906
*Euromedica S.A.	67,698	420,140
EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	502,995
F.G. Europe S.A.	4,536	6,701
*Forthnet S.A.	226,337	341,009
Fourlis Holdings S.A.	128,489	1,564,065
*Frigoglass S.A.	85,507	822,173
GEK Terna S.A.	267,249	1,929,456
*Geniki Bank S.A.	300,115	282,013
*Halkor S.A.	226,556	360,154
*Hellenic Cables S.A.	65,236	106,609
Hellenic Duty Free Shops S.A.	98,334	859,732
Hellenic Exchanges S.A.	133,376	1,419,705
Hellenic Petroleum S.A.	188,457	2,326,655
*Hellenic Sugar Industry S.A.	78,005	107,590
Heracles General Cement Co. S.A.	77,436	576,064
Iaso S.A.	206,042	915,115
Inform P. Lykos S.A.	35,570	63,424
*Informatics S.A.	3,778	1,624
*Intracom Holdings S.A.	181,308	260,896
*Intracom Technical & Steel Constructions S.A.	345,350	296,933
*Ionian Hotel Enterprises S.A.	16,914	321,283
*Ipirotiki Software & Publications S.A.	22,110	59,472
Karelia Tobacco Co., Inc. S.A.	5,810	497,614
*Kathimerini Publishing S.A.	47,170	323,756
*Lambrakis Press S.A.	115,149	280,729
*Lan-Net S.A.	12,688	21,110
*Lavipharm S.A.	96,324	118,214
Loulis Mills S.A.	41,702	98,799
Marfin Investment Group S.A.	1,010,504	2,790,316
*Maritime Company of Lesvos S.A.	299,836	199,547
Metka S.A.	97,586	1,232,982
Michaniki S.A.	165,545	206,072
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,796,743
Mytilineos Holdings S.A.	308,027	1,865,885
*Neorion Holdings S.A.	24,145	33,426
*Pegasus Publishing S.A.	95,510	371,816
*Piraeus Bank S.A.	34,771	293,780
Piraeus Port Authority S.A.	17,752	321,199
*Promota Hellas S.A.	8,860	2,825
*Proton Bank S.A.	72,791	152,642
*Real Estate Development & Services S.A.	94,497	155,184
S&B Industrial Minerals S.A.	54,669	341,725
*Sanyo Hellas S.A.	23,637	7,506
Sarantis S.A.	74,884	419,723
*Selected Textile S.A.	87,690	43,302
*Sfakianakis S.A.	91,320	133,528
*Shelman Hellenic-Swiss Wood S.A.	155,548	139,939
*Spyroy Agricultural Products S.A.	61,348	49,196
Teletypos S.A. Mega Channel	77,669	428,150
*Terna Energy S.A.	77,105	622,317
*Themeliodomi S.A.	37,422	19,198
Thessaloniki Port Authority S.A.	6,936	125,256
*Thrace Plastics Co. S.A.	109,280	115,867
Titan Cement Co. S.A.	111,366	3,157,889
*TT Hellenic Postbank S.A.	645,380	3,825,900
*Varvaressos S.A.-European Spinning Mills	36,350	8,970
Viohalco S.A.	406,612	1,880,169

TOTAL GREECE		49,355,515

1223

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
IRELAND — (2.6%)
*Abbey P.L.C.	84,370	$573,780
*Aer Lingus Group P.L.C.	380,166	346,783
*Allied Irish Banks P.L.C.	1,041,719	1,833,610
*Aminex P.L.C.	496,086	104,672
*Bank of Ireland P.L.C.	119,891	217,506
*BlackRock International Land P.L.C.	897,420	62,416
C&C Group P.L.C. (B010DT8)	399,607	1,614,466
C&C Group P.L.C. (B011Y09)	318,475	1,283,346
DCC P.L.C.	308,989	8,359,181
Donegal Creameries P.L.C.	26,085	72,101
*Dragon Oil P.L.C.	1,347,570	8,751,463
FBD Holdings P.L.C.	125,728	1,057,855
Fyffes P.L.C.	1,020,533	630,481
Glanbia P.L.C. (0066950)	700,613	2,568,197
Glanbia P.L.C. (4058629)	2,463	9,042
Grafton Group P.L.C.	134,134	498,758
Greencore Group P.L.C.	615,927	1,150,722
IFG Group P.L.C.	337,495	581,811
*Independent News & Media P.L.C.	2,226,420	312,746
Irish Continental Group P.L.C.	91,000	1,786,247
*Irish Life & Permanent Group Holdings P.L.C.	117,549	500,519
*Kenmare Resources P.L.C.	2,265,253	841,083
*Kingspan Group P.L.C.	351,640	2,865,438
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	189,126
Paddy Power P.L.C.	180,573	5,954,268
*Providence Resources P.L.C.	6,258,198	374,423
*Smurfit Kappa Group P.L.C.	273,766	2,497,069
Total Produce P.L.C.	871,395	458,729
United Drug P.L.C.	799,527	2,427,480
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		47,923,318

ITALY — (7.4%)
*A.S. Roma SpA	293,436	339,690
ACEA SpA	177,488	1,899,675
Acegas-APS SpA	110,973	613,424
*Acotel Group SpA	142	12,482
*Actelios SpA	33,403	168,515
*Aedes SpA	385,688	110,816
Aeroporto de Firenze SpA	17,399	341,960
#*Alerion Cleanpower SpA	126,375	104,635
*Amplifon SpA	127,871	593,808
Ansaldo STS SpA	50,735	983,344
*Ascopiave SpA	1,411	2,948
Astaldi SpA	216,415	1,665,125
#*Autogrill SpA	231,260	2,809,975
Azimut Holding SpA	424,469	5,217,173
Banca Finnat Euramerica SpA	685,945	577,665
Banca Generali SpA	21,809	233,448
Banca Ifis SpA	52,946	489,484
*Banca Intermobiliare SpA	34,484	156,498
Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,416,000
Banca Popolare di Milano Scarl	1,012,836	6,575,366
#*Banca Popolare di Sondrio Scarl	56,557	553,444
*Banca Profilo SpA	253,156	208,524
Banco di Desio e della Brianza SpA	232,296	1,285,072
#Beghelli SpA	427,981	424,157
Benetton Group SpA	209,290	1,805,464
Beni Stabili SpA	1,309,500	1,087,900
*Biesse SpA	54,004	445,640

1224

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	$480,520
Brembo SpA	141,075	938,701
Bulgari SpA	395,239	3,233,041
*Buongiorno SpA	47,645	72,409
Buzzi Unicem SpA	175,555	2,607,290
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,337,386
Caltagirone SpA	248,460	800,582
*Cam Finanziaria SpA	36,527	13,128
*Carraro SpA	113,633	361,212
Cembre SpA	40,330	258,368
Cementir Holding SpA	254,820	1,095,446
*Class Editore SpA	165,655	152,257
#Credito Artigiano SpA	361,183	945,411
Credito Bergamasco SpA	133,144	4,314,400
*Credito Emiliano SpA	228,115	1,607,222
CSP International Fashion Group SpA	13,481	14,518
*Dada SpA	6,181	44,875
#Danieli & Co. SpA	54,740	1,334,448
Davide Campari - Milano SpA	457,009	4,573,701
De Longhi SpA	305,654	1,278,500
DiaSorin SpA	30,626	1,089,823
*Digital Multimedia Technologies SpA	24,275	498,309
*EEMS Italia SpA	4,797	6,996
Elica SpA	12,149	28,805
Emak SpA	57,399	298,975
*Engineering Ingegneria Informatica SpA	510	18,463
#*ERG Renew SpA	95,849	126,750
#ERG SpA	189,613	2,557,404
#*ErgyCapital SpA	4,794	6,595
*Esprinet SpA	58,242	719,896
*Eurotech SpA	49,871	187,800
#*Fastweb SpA	35,779	895,178
#Fiera Milano SpA	37,863	223,974
#Fondiaria - SAI SpA	127,995	2,073,080
Gas Plus SpA	54	472
Gefran SpA	31,849	95,487
#*Gemina SpA	1,186,766	988,450
#Geox SpA	149,354	962,408
Gewiss SpA	232,707	858,560
Granitifiandre SpA	79,737	407,769
*Gruppo Ceramiche Ricchetti SpA	127,131	88,804
*Gruppo Coin SpA	77,286	493,185
#*Gruppo Editoriale L’Espresso SpA	639,121	1,825,384
Hera SpA	1,460,251	3,388,034
*I Grandi Viaggi SpA	98,547	133,052
*Immsi SpA	696,806	797,443
Impregilo SpA	1,180,326	3,826,517
*Indesit Co. SpA	177,464	2,182,747
Industria Macchine Automatique SpA	58,626	1,074,394
Industria Romagnola Conduttori Elettrici SpA	43,452	93,087
Intek SpA	661,259	295,064
*Interpump Group SpA	241,525	1,246,491
#Iride SpA	1,343,807	2,521,910
*Isagro SpA	10,591	50,173
Italcementi SpA	149,237	1,846,327
*Italmobiliare SpA	23,493	1,008,547
*Landi Renzo SpA	57,780	306,285
Lottomatica SpA	89,443	1,770,155
*Maire Tecnimont SpA	575,375	1,945,298
#*Mariella Burani SpA	32,721	114,440
Marr SpA	127,201	1,115,117

1225

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Mediolanum SpA	170,520	$952,558
Milano Assicurazioni SpA	635,144	1,738,734
#*Mondadori (Arnoldo) Editore SpA	361,989	1,398,829
*Monrif SpA	315,834	205,098
*Montefibre SpA	172,887	33,654
Nice SpA	14,668	50,991
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	105,458
Piaggio & C. SpA	353,619	963,943
*Pininfarina SpA	82,321	340,358
*Pirelli & Co. SpA	6,723,096	3,902,415
*Premafin Finanziaria SpA	961,257	1,399,881
Prysmian SpA	244,229	4,432,545
Recordati SpA	390,377	2,812,633
#*Richard-Ginori 1735 SpA	140,800	18,378
Sabaf SpA	22,649	495,095
#SAES Getters SpA	30,068	242,500
#*Safilo Group SpA	503,765	388,341
#Saras SpA	557,668	1,561,336
*Screen Service Broadcasting Technologies SpA	34,632	33,625
*Seat Pagine Gialle SpA	27,669	6,258
*Snai SpA	85,704	336,391
Societa Iniziative Autostradali e Servizi SpA	83,188	776,886
#*Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,131,982
*Sogefi SpA	173,096	470,985
Sol SpA	166,511	874,083
*Sorin SpA	1,079,611	1,823,323
#*Stefanel SpA	216,413	90,946
*Telecom Italia Media SpA	109,544	14,068
*Tiscali SpA	3,437,478	812,538
Tod’s SpA	45,421	2,987,496
Trevi Finanziaria SpA	121,804	1,982,610
#*Unipol Gruppo Finanziario SpA	1,521,628	1,842,048
Vianini Industria SpA	59,070	114,440
Vianini Lavori SpA	175,180	1,086,724
*Vincenzo Zucchi SpA	17,590	10,305
Vittoria Assicurazioni SpA	121,346	631,608
Zignago Vetro SpA	11,414	61,709

TOTAL ITALY		137,884,067

NETHERLANDS — (5.5%)
Aalberts Industries NV	355,012	5,163,403
Accell Group NV	34,727	1,629,528
*AFC Ajax NV	18,134	163,226
Amsterdam Commodities NV	58,056	432,758
Arcadis NV	180,820	4,002,664
#*ASM International NV	196,173	4,515,059
*Atag Group NV	4,630	1,862
Batenburg Beheer NV	10,306	318,275
Beter Bed Holding NV	67,391	1,774,476
*BinckBank NV	31,274	547,691
Brunel International NV	49,814	1,837,576
Crown Van Gelder NV	18,307	202,383
#*Crucell NV	230,971	4,495,238
#*Crucell NV ADR	45,768	887,899
DOCdata NV	22,463	273,408
*Draka Holding NV	47,528	805,564
Exact Holding NV	58,417	1,533,652
Fornix Biosciences NV	29,890	340,212
Fugro NV	78,737	4,669,537
Grontmij NV	74,782	1,841,308

1226

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Imtech NV	240,919	$6,508,752
#*InnoConcepts NV	237,971	272,165
KAS Bank NV	47,193	902,766
Kendrion NV	39,829	533,956
Koninklijke Bam Groep NV	415,704	4,076,402
Koninklijke Boskalis Westminster NV	133,054	4,671,203
#Koninklijke Ten Cate NV	98,297	2,589,431
Koninklijke Vopak NV	65,067	4,873,682
#Macintosh Retail Group NV	43,877	801,926
Mediq NV	208,313	3,756,632
Nederlandsche Apparatenfabriek NV	28,810	722,643
Nutreco Holding NV	136,273	7,229,265
*Oce NV	336,989	4,043,026
*Ordina NV	150,761	1,119,340
*Punch Graphix NV	49,509	139,343
*Qurius NV	335,655	144,238
*Randstad Holdings NV	25,148	1,206,917
*Roto Smeets Group NV	12,418	181,250
Royal Reesink NV	2,050	195,727
SBM Offshore NV	134,711	2,629,142
Sligro Food Group NV	92,887	2,808,918
#Smit Internationale NV	44,064	3,774,184
*SNS Reaal Groep NV	203,922	1,195,190
*Stern Groep NV	1,258	33,485
*Super De Boer NV	255,159	—
Telegraaf Media Groep NV	163,704	3,117,981
*Textielgroep Twenthe NV	1,000	3,466
TKH Group NV	98,188	1,884,020
#*TomTom NV	175,974	1,426,262
*Unit 4 Agresso NV	74,403	1,764,088
#*USG People NV	203,344	3,880,368
#*Van der Moolen Holding NV	117,201	6,465
#Wavin NV	351,774	796,381

TOTAL NETHERLANDS		102,724,333

NORWAY — (4.2%)
*ABG Sundal Collier Holding ASA	21,217	26,633
Acergy SA	192,943	2,933,930
*Acta Holding ASA	230,000	139,794
*Aker ASA	2,773	73,689
Aker Kvaerner ASA	140,625	1,876,653
#*Aktiv Kapital ASA	78,617	566,520
Arendals Fosse Kompani ASA	100	27,798
Atea ASA	222,782	1,870,635
#*Austevoll Seafood ASA	49,188	367,512
#*Blom ASA	80,567	160,167
Bonheur ASA	50,200	1,478,950
*BW Offshore, Ltd.	138,779	191,141
*Camillo Eitze & Co. ASA	58,200	138,652
#*Cermaq ASA	201,540	1,991,298
#*Copeinca ASA	34,694	280,452
*Deep Sea Supply P.L.C.	34,000	53,046
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	2,929,832
*Det Norske Oljeselskap ASA (B1L95G3)	21,611	117,141
*Dockwise, Ltd.	8,430	252,513
#*DOF ASA	117,912	738,273
*EDB Business Partner ASA	164,034	634,062
#*Eitzen Chemical ASA	96,571	32,747
Ekornes ASA	109,590	2,355,325
#*Eltek ASA	28,000	15,057
Farstad Shipping ASA	59,440	1,379,827

1227

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Ganger Rolf ASA	52,803	$1,426,002
*Golar LNG Energy, Ltd.	1,771	3,095
*Golar LNG, Ltd.	13,900	163,585
#*Golden Ocean Group, Ltd.	410,600	711,720
#*Havila Shipping ASA	22,400	227,482
*IOT Holdings ASA	75,603	507
*Kongsberg Automotive ASA	234,000	221,215
Kongsberg Gruppen ASA	126,836	1,824,963
*Kverneland Group ASA	258,080	165,846
Leroy Seafood Group ASA	15,660	325,775
#*Marine Harvest ASA	4,015,581	3,587,197
Nordic Semiconductor ASA	4,400	45,734
#*Norse Energy Corp. ASA	1,143,079	964,556
#*Norske Skogindustrier ASA Series A	320,620	531,369
#*Norwegian Air Shuttle ASA	49,007	1,003,236
*Norwegian Energy Co. ASA	145,320	436,659
Odfjell ASA Series A	92,300	825,476
ODIM ASA	56,787	304,114
#*Olav Thon Eiendomsselskap ASA	12,960	1,728,013
#*Opera Software ASA	75,000	244,628
*PCI Biotech AS	3,357	14,169
*Petroleum-Geo Services ASA	351,000	4,367,881
#*Petrolia Drilling ASA	7,286,093	415,532
#Photocure ASA	33,562	254,488
*Pronova BioPharma ASA	248,317	730,646
Prosafe ASA	372,606	2,088,593
*Prosafe Production Public, Ltd.	261,500	520,322
*Q-Free ASA	51,500	176,974
Rieber & Son ASA Series A	106,654	807,307
Scana Industrier ASA	299,618	359,760
*Schibsted ASA	96,737	2,120,576
*Sevan Marine ASA	374,419	538,936
#*Siem Offshore, Inc.	10,375	15,734
Solstad Offshore ASA	57,000	1,094,272
*Songa Offshore SE	139,750	778,544
SpareBanken 1 SMN	178,812	1,570,910
*Storebrand ASA	601,700	4,206,566
*Subsea 7, Inc.	100,800	1,675,347
Tandberg ASA Series A	208,204	5,847,834
*TGS Nopec Geophysical Co. ASA	404,241	7,713,864
Tomra Systems ASA	587,328	2,728,274
*TTS Marine ASA	41,000	45,299
Veidekke ASA	310,230	2,639,631
Wilh. Wilhelmsen ASA	60,550	1,317,716

TOTAL NORWAY		77,401,994

PORTUGAL — (1.3%)
#*Altri SGPS SA	94,568	548,252
Banco BPI SA	559,833	1,558,789
Banif SGPS SA	193,177	333,252
*Corticeira Amorim SA	223,729	296,850
*Finibanco Holdings SGPS SA	291,186	612,365
Ibersol SGPS SA	20,401	252,148
#*Impresa Sociedade Gestora de Participacoes SA	369,303	801,055
#*Investimentos Participacoes e Gestao SA	319,480	291,194
Jeronimo Martins SGPS SA	506,890	4,863,597
Mota-Engil SGPS SA	341,524	1,553,954
*Novabase SGPS SA	65,729	380,359
*ParaRede SGPS SA	94,525	101,697
Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,125,414
*Redes Energeticas Nacionais SA	178,117	714,410

1228

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	$461,942
Sociedade de Investimento e Gestao SGPS SA	256,388	2,696,371
#*Sonae Industria SGPS SA	264,159	906,540
#Sonae SGPS SA	1,138,893	1,410,046
*Sonaecom SGPS SA	453,482	1,144,298
*Sumol + Compal SA	67,967	141,763
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	956,036
Toyota Caetano Portugal SA	53,308	303,038
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,700,160

TOTAL PORTUGAL		24,153,530

SPAIN — (4.9%)
#Abengoa SA	134,166	4,055,350
Adolfo Dominguez SA	20,351	304,060
Almirall SA	94,542	1,246,997
#Amper SA	88,114	728,993
#Antena 3 de Television SA	240,050	2,548,234
#*Avanzit SA	555,254	568,687
*Azkoyen SA	70,532	271,106
#Banco Guipuzcoano SA	339,914	2,679,316
#Banco Pastor SA	255,727	1,699,172
*Baron de Ley SA	13,910	655,256
#Bolsas y Mercados Espanoles SA	123,169	3,500,224
Caja de Ahorros del Mediterraneo SA	2,351	18,780
*Campofrio Food Group SA	95,179	853,539
Cementos Portland Valderrivas SA	42,135	1,209,345
*Cie Automotive SA	8,480	38,326
*Codere SA	4,290	41,438
Compania Vinicola del Norte de Espana SA	16,119	324,033
Construcciones y Auxiliar de Ferrocarriles SA	7,283	4,139,929
#*Corporacion Dermoestetica SA	30,628	133,456
*Dinamia Capital Privado. S.C.R. SA	542	7,518
Duro Felguera SA	172,631	1,682,584
Ebro Puleva SA	312,280	6,201,752
#Elecnor SA	198,254	3,132,862
*Ercros SA	226,106	440,037
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	2,298,643
Fluidra SA	35,089	156,041
*General de Alquiler de Maquinaria SA	32,241	199,961
Gestevision Telecinco SA	191,290	2,727,600
Grifols SA	2,000	30,487
Grupo Catalana Occidente SA	160,495	3,679,841
#*Grupo Empresarial Ence SA	358,144	1,456,943
#*Grupo Tavex SA	244,131	225,173
#*Iberia Lineas Aereas de Espana SA	1,381,661	4,195,309
Iberpapel Gestion SA	25,850	376,656
*Inbesos SA	12,494	31,705
Indra Sistemas SA	28,883	626,934
Inmobiliaria del Sur SA	2,902	66,146
#*La Seda de Barcelona SA	1,923,682	902,883
#Laboratorios Farmaceuticos Rovi SA	18,975	193,189
#Mecalux SA	38,470	709,792
Miquel y Costas & Miquel SA	26,111	523,967
#*Natra SA	109,456	383,574
*Natraceutical SA	645,689	443,266
#*NH Hoteles SA	421,083	2,077,788
*Nicolas Correa SA	26,994	96,387
Obrascon Huarte Lain SA	130,017	3,080,803
Papeles y Cartones de Europa SA	209,482	1,099,046
Pescanova SA	36,768	1,158,572

1229

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Prim SA	39,424	$385,289
#*Promotora de Informaciones SA	303,496	1,647,843
#Prosegur Cia de Seguridad SA	87,574	3,965,926
*Realia Business SA	112,559	264,186
*Reyal Urbis SA	275	1,348
#*Service Point Solutions SA (B07NKR8)	461,144	619,877
*Service Point Solutions SA (B5LJVT6)	92,229	124,678
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	468,346
#Sol Melia SA	206,682	1,695,926
#*Solaria Energia y Medio Ambiente SA	59,008	211,828
#*SOS Corporacion Alimentaria SA	294,272	1,045,463
Tecnicas Reunidas SA	39,312	2,115,005
*Tecnocom Telecomunicaciones y Energia SA	146,125	557,414
#Tubacex SA	427,191	1,671,089
#Tubos Reunidos SA	416,951	1,309,495
Unipapel SA	47,385	759,034
#*Vertice Trescientos Sesenta Grados SA	57,183	29,375
Vidrala SA	64,706	1,765,557
Viscofan SA	183,430	4,768,263
#*Vocento SA	193,449	1,182,873
#*Zeltia SA	556,824	3,290,172

TOTAL SPAIN		91,100,687

SWEDEN — (6.0%)
Aarhuskarlshamn AB	52,836	1,208,859
Acando AB	160,086	299,975
*Active Biotech AB	104,812	1,490,895
Addtech AB Series B	59,000	919,006
AF AB Series B	47,200	1,244,449
Aros Quality Group AB	41,400	266,453
Atrium Ljungberg AB Series B	15,200	137,954
*Avanza Bank Holding AB	11,119	276,197
Axfood AB	89,350	2,583,524
#Axis Communications AB	174,894	2,400,113
#B&B Tools AB	77,850	1,072,256
BE Group AB	38,662	236,552
Beiger Electronics AB	14,700	266,057
Beijer Alma AB	57,200	757,493
*Bergs Timber AB Series B	17,000	76,266
*Betsson AB	2,761	47,635
*Bilia AB Series A	113,425	1,109,878
*Billerud AB	326,600	2,237,376
*BioGaia AB Series B	38,000	452,005
Biotage AB	141,240	141,586
*Biovitrum AB	71,271	304,283
*Bjoern Borg AB	10,346	90,691
*Boliden AB	497,124	6,643,700
Bong Ljungdahl AB	24,800	68,828
*Boras Waefveri AB Series B	11,500	7,467
*Bure Equity AB	19,933	72,524
Cantena AB	56,762	737,008
Cardo AB	61,300	1,865,812
Castellum AB	408,700	3,691,939
Clas Ohlson AB Series B	62,974	1,252,478
*Cloetta AB	55,296	224,067
*Concordia Maritime AB Series B	70,300	207,798
Consilium AB Series B	16,994	63,624
#*D. Carnegie & Co. AB	181,000	—
*DORO AB	1,200	2,276
*Duni AB	12,503	99,893
*East Capital Explorer AB	18,167	170,451

1230

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Elekta AB Series B	302,500	$7,096,475
*Enea Data AB Series B	56,200	334,796
#*Eniro AB	255,437	1,252,280
Fabege AB	391,400	2,308,815
Fagerhult AB	16,800	283,481
G & L Beijer AB Series B	27,400	645,869
*Gunnebo AB	106,800	423,896
Hakon Invest AB	86,233	1,379,057
*Haldex AB	72,500	420,189
Heba Fastighets AB Series B	43,500	319,668
Hexagon AB	146,005	1,965,970
*Hexpol AB	8,172	79,925
*HIQ International AB	123,289	539,655
HL Display AB Series B	57,600	309,295
Hoganas AB Series B	85,800	1,825,755
Holmen AB Series B	43,508	1,041,556
*HQ AB	3,363	58,569
Industrial & Financial Systems AB Series B	50,260	473,101
Intrum Justitia AB	180,322	2,195,294
*JM AB	267,473	3,878,139
KappAhl Holding AB	93,099	907,239
Klovern AB	294,976	954,843
*Know IT AB	2,104	17,347
Kungsleden AB	412,300	2,717,531
Lagercrantz Group AB Series B	64,300	269,727
Lammhults Design Group AB	19,547	129,311
*LBI International AB	127,651	223,620
Lennart Wallenstam Byggnads AB Series B	120,400	2,003,591
Lindab International AB	54,077	575,292
Loomis AB	72,549	845,044
*Lundin Petroleum AB	266,386	2,024,315
Meda AB Series A	306,417	2,992,764
*Medivir AB Series B	44,650	619,215
*Mekonomen AB	11,461	222,570
*Midelfart Sonesson AB Series B	6,933	5,555
Modern Times Group AB Series B	107,750	4,941,213
*Munters AB	181,900	1,276,665
NCC AB Series B	216,320	3,221,867
#*Net Insight AB Series B	924,000	598,170
*New Wave Group AB Series B	82,028	368,232
NIBE Industrier AB	192,620	1,893,203
*Nobia AB	421,100	2,382,027
*Nolato AB Series B	66,440	555,958
*Nordnet AB	15,474	53,812
*OEM International AB Series B	44,400	254,958
#ORC Software AB	36,300	734,846
*Orexo AB	6,129	31,815
Oriflame Cosmetics SA SDR	10,017	549,184
*Pa Resources AB	357,209	1,281,061
*Partnertech AB	28,800	119,223
Peab AB Series B	425,900	2,447,057
Poolia AB Series B	33,150	185,366
*Pricer AB Series B	1,711,500	129,105
ProAct IT Group AB	29,000	287,861
*Proffice AB	215,400	699,706
Profilgruppen AB	13,582	83,425
*Q-Med AB	154,800	1,154,863
Rederi AB Transatlantic Series B	93,000	337,567
*Rezidor Hotel Group AB	64,257	229,112
#*rnb Retail & Brands AB	208,325	314,365
*Saab AB Series B	7,669	123,152

1231

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*SAS AB	1,938,372	$942,512
*Scribona AB Series B	226,140	253,162
*Seco Tools AB	19,062	229,715
*Semcon AB	39,900	169,574
Sigma AB Series B	25,800	17,315
*Sintercast AB	11,800	91,963
Skistar AB	92,100	1,566,116
Studsvik AB	21,900	211,699
SWECO AB Series B	183,300	1,485,959
*Trelleborg AB Series B	878,565	6,025,682
Uniflex AB Series B	3,630	43,333
VBG AB Series B	1,084	10,299
Vitrolife AB	41,500	197,063
Wihlborgs Fastigheter AB	63,858	1,211,557

TOTAL SWEDEN		110,776,879

SWITZERLAND — (11.9%)
Acino Holding AG	8,398	1,350,142
*Addex Pharmaceuticals, Ltd.	1,491	17,581
*Advanced Digital Broadcast Holdings SA	730	34,466
Affichage Holding SA	5,703	587,411
*AFG Arbonia-Forster Holding AG	4,661	107,136
Allreal Holding AG	26,513	3,070,870
*Also Holding AG	16,195	624,801
Aryzta AG	265,691	10,493,856
*Ascom Holding AG	160,822	1,592,152
Bachem Holdings AG	24,136	1,543,238
Bank Coop AG	30,796	2,047,008
*Bank Sarasin & Cie AG Series B	172,644	5,895,083
Banque Cantonale de Geneve SA	4,021	852,172
Banque Cantonale du Jura SA	4,500	262,881
Banque Cantonale Vaudoise SA	8,999	3,636,373
Banque Privee Edmond de Rothschild SA	157	3,875,736
Barry Callebaut AG	3,696	2,375,311
Basellandschaftliche Kantonalbank	583	592,967
*Basilea Pharmaceutica AG	2,629	175,436
Basler Kantonalbank AG	3,114	356,703
Belimo Holdings AG	1,830	2,049,547
Bell Holding AG	47	71,838
Bellevue Group AG	26,524	867,721
Berner Kantonalbank AG	23,122	5,124,765
*Bobst Group AG	35,619	1,288,546
Bossard Holding AG	8,222	476,940
Bucher Industries AG	31,723	3,723,940
Burckhardt Compression Holding AG	904	164,175
#Calida Holding AG	396	126,854
Carlo Gavazzi Holding AG	1,065	144,630
Centralschweizerische Kraftwerke AG	96	30,560
*Cham Paper Holding AG	490	94,228
Charles Voegele Holding AG	28,617	1,175,611
*Cicor Technologies, Ltd.	312	9,350
*Clariant AG	756,817	8,306,368
#*Compagnie Financiere Tradition SA	5,511	629,646
Conzzeta AG	1,375	2,289,120
#*Cytos Biotechnology AG	2,412	31,698
Daetwyler Holding AG	26,077	1,521,260
Datacolor AG	458	133,443
Edipresse SA	1,527	350,022
#EFG International AG	45,259	648,847
#Elektrizitaets-Gesellschaft Laufenberg AG	3,062	2,518,956
*ELMA Electronic AG	472	188,768

1232

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Emmi AG	13,244	$1,622,636
EMS-Chemie Holding AG	26,147	3,061,334
Energiedienst Holding AG	71,249	4,050,040
Feintol International Holding AG	1,601	367,376
Flughafen Zuerich AG	13,056	3,687,774
Forbo Holding AG	5,817	1,948,027
Fuchs Petrolub AG	19,235	1,554,105
#Galenica Holding AG	15,281	5,554,333
GAM Holdings, Ltd.	129,983	1,487,989
George Fisher AG	10,991	2,948,061
Gurit Holding AG	1,288	672,486
Helvetia Holding AG	12,462	3,882,483
Hexagon AB	81,720	1,142,169
*Implenia AG	48,118	1,266,637
*Interroll-Holding SA	2,404	697,678
Intershop Holding AG	3,345	965,818
Kaba Holding AG	10,381	2,598,530
*Kardex AG	17,464	575,612
Komax Holding AG	8,744	688,768
Kudelski SA	103,843	2,595,223
Kuoni Reisen Holding AG	12,374	4,603,824
Lem Holdings SA	3,546	1,057,418
#*LifeWatch AG	55,532	1,020,283
#*Logitech International SA	219,669	3,710,540
Luzerner Kantonalbank AG	17,399	4,680,609
Medisize Holding AG	12,876	651,808
Metall Zug AG	202	486,681
*Meyer Burger Technology AG	13,430	338,580
*Micronas Semiconductor Holding AG	37,365	145,678
Mobilezone Holding AG	112,258	836,510
Mobimo Holding AG	1,856	314,937
Nobel Biocare Holding AG	163,678	4,814,415
*Orascom Development Holding AG	1,691	99,289
Orell Fuessli Holding AG	4,930	651,298
Panalpina Welttransport Holding AG	5,945	413,414
*Parco Industriale e Immobiliare SA	600	1,980
Partners Group Holdings AG	17,370	2,155,332
Petroplus Holdings AG	147,079	2,476,870
Phoenix Mecano AG	2,953	1,277,769
#PSP Swiss Property AG	141,111	8,097,658
*Rieters Holdings AG	15,236	4,054,572
Romande Energie Holding SA	2,714	4,742,142
*Schaffner Holding AG	1,830	269,845
Schulthess Group AG	14,148	644,535
Schweiter Technology AG	3,994	1,999,703
*Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,067,633
Siegfried Holding AG	8,312	718,116
Sika AG	4,203	6,441,902
Societa Elettrica Sopracenerina SA	2,340	523,184
St. Galler Kantonalbank AG	8,951	4,132,541
#Straumann Holding AG	8,595	2,279,890
Sulzer AG	46,488	3,906,342
Swiss Prime Site AG	163,073	9,180,129
Swisslog Holding AG	775,803	715,443
*Swissmetal Holding AG	13,504	134,280
Swissquote Group Holding SA	40,025	2,020,136
Tamedia AG	14,878	1,006,150
Tecan Group AG	38,976	2,758,528
#*Temenos Group AG	148,205	3,945,507
*Tornos SA	38,028	300,254
Valartis Group AG	560	18,035

1233

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#Valiant Holding AG	33,293	$6,337,138
Valora Holding AG	10,995	2,519,844
Vaudoise Assurances Holdings SA	3,140	557,444
Verwaltungs und Privat-Bank AG	790	84,005
Villars Holding SA	150	79,122
#Von Roll Holding AG	19,689	127,648
Vontobel Holdings AG	94,743	2,696,658
VZ Holding AG	266	20,000
Walliser Kantonalbank AG	1,416	805,585
*WMH Walter Meier Holding AG	4,738	492,898
#Ypsomed Holdings AG	3,700	244,959
Zehnder Holding AG	764	1,079,554
*Zueblin Immobilien Holding AG	76,620	309,743
Zuger Kantonalbank AG	611	2,576,022

TOTAL SWITZERLAND		219,449,615

UNITED KINGDOM — (0.0%)
#*Jazztel P.L.C.	34,737	124,104

TOTAL COMMON STOCKS		1,635,055,009

PREFERRED STOCKS — (0.1%)

SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,600,348

RIGHTS/WARRANTS — (0.0%)

BELGIUM — (0.0%)
#*Deceuninck NV STRIP VVPR	247,412	686
*Exmar NV STRIP VVPR	51,020	283
*RealDolmen NV STRIP VVPR	6,067	168
*Zenitel NV STRIP VVPR	8,654	24

TOTAL BELGIUM		1,161

FRANCE — (0.0%)
*Cybergun SA Series B Warrants 07/15/10	1,136	2
*Groupe Focal SA Warrants 02/21/10	466	—

TOTAL FRANCE		2

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	167,960	7,010
*Richard-Ginori 1735 SpA Rights 02/12/10	140,800	1,249
*Tiscali SpA Warrants 12/15/14	5,347	32

TOTAL ITALY		8,291

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 03/08/10	41,494	5,604

TOTAL RIGHTS/WARRANTS		15,058

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $2,030,000 FNMA 6.00%, 10/01/38, valued at $1,514,092) to be repurchased at $1,489,024	$1,489	1,489,000

1234

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.5%)
§@DFA Short Term Investment Fund LP	213,555,953	$213,555,953
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $83,539) to be repurchased at $81,902	$82	81,901

TOTAL SECURITIES LENDING COLLATERAL		213,637,854

TOTAL INVESTMENTS — (100.0%) (Cost $1,674,035,485)##		$1,851,797,269

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$194,675	$51,262,033	—	$51,456,708
Belgium	566,641	70,259,176	—	70,825,817
Denmark	58,717	43,931,218	—	43,989,935
Finland	—	138,653,540	—	138,653,540
France	342,036	223,921,096	—	224,263,132
Germany	776,457	244,195,378	—	244,971,835
Greece	—	49,355,515	—	49,355,515
Ireland	—	47,923,318	—	47,923,318
Italy	—	137,884,067	—	137,884,067
Netherlands	887,899	101,836,434	—	102,724,333
Norway	14,169	77,387,825	—	77,401,994
Portugal	—	24,153,530	—	24,153,530
Spain	—	91,100,687	—	91,100,687
Sweden	—	110,776,879	—	110,776,879
Switzerland	2,775,396	216,674,219	—	219,449,615
United Kingdom	—	124,104	—	124,104
Preferred Stocks
Switzerland	1,600,348	—	—	1,600,348
Rights/Warrants
Belgium	1,161	—	—	1,161
France	—	2	—	2
Italy	8,291	—	—	8,291
Norway	—	5,604	—	5,604
Temporary Cash Investments	—	1,489,000	—	1,489,000
Securities Lending Collateral	—	213,637,854	—	213,637,854

TOTAL	$7,225,790	$1,844,571,479	—	$1,851,797,269

1235

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.0%)
*AlarmForce Industries, Inc.	700	$4,740
#Astral Media, Inc. Class A	186,347	5,909,775
*Azure Dynamics Corp.	235,161	43,986
#*Ballard Power Systems, Inc.	376,152	830,226
BMTC Group, Inc.	400	11,690
#*Coastal Contacts, Inc.	146,900	223,939
Cogeco Cable, Inc.	59,756	2,222,023
Corus Entertainment, Inc. Class B	278,300	4,841,132
Dorel Industries, Inc. Class B	107,500	3,068,412
easyhome, Ltd.	3,600	26,935
Forzani Group, Ltd. Class A	130,900	1,822,867
#*Gildan Activewear, Inc.	246,010	5,275,669
*Glacier Media, Inc.	137,300	256,815
Glentel, Inc.	15,600	211,842
*Great Canadian Gaming Corp.	301,200	2,135,231
Groupe Aeroplan, Inc.	483,426	5,023,019
*Imax Corp.	67,932	871,664
#Le Chateau, Inc.	79,200	1,023,656
Leon’s Furniture, Ltd.	118,877	1,167,368
Linamar Corp.	179,780	2,279,932
*Martinrea International, Inc.	217,878	1,681,079
*MDC Partners, Inc. Class A	71,000	604,255
Quebecor, Inc. Class B	159,493	4,276,516
Reitmans Canada, Ltd.	193,400	2,919,314
*RONA, Inc.	426,885	6,232,102
#Torstar Corp. Class B	179,800	1,091,328
TVA Group, Inc. Class B	7,000	88,642
Uni-Select, Inc.	54,900	1,505,418
#*Westport Innovations, Inc.	133,401	1,660,573

Total Consumer Discretionary		57,310,148

Consumer Staples — (2.2%)
*Atrium Innovations, Inc.	102,400	1,537,077
Canada Bread Co., Ltd.	13,261	669,840
Corby Distilleries, Ltd.	51,708	748,116
*Cott Corp.	512,400	4,154,789
Jean Coutu Group (PJC), Inc. Class A (The)	45,544	410,609
#Maple Leaf Foods, Inc.	254,000	2,648,679
*SunOpta, Inc.	176,001	510,267
*Sun-Rype Products, Ltd.	100	827

Total Consumer Staples		10,680,204

Energy — (16.4%)
*Advantage Oil & Gas, Ltd.	312,619	1,988,131
Akita Drilling, Ltd.	42,000	385,728
#*Anderson Energy, Ltd.	282,833	349,160
#*Antrim Energy, Inc.	487,500	569,909
#*Bankers Petroleum, Ltd.	685,432	3,827,009
*Berens Energy, Ltd.	208,200	523,786
*Birchcliff Energy, Ltd.	336,400	2,862,979
*Bonterra Energy Corp.	4,700	154,066
Calfrac Well Services, Ltd.	107,264	2,290,238
*Calvalley Petroleum, Inc.	302,339	658,826
*CE Franklin, Ltd.	20,400	137,176
*Celtic Exploration, Ltd.	122,600	2,296,636
#*Comaplex Minerals Corp.	78,800	601,364
#*Compton Petroleum Corp.	352,300	313,009
*Connacher Oil & Gas, Ltd.	782,500	878,186

1236

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Corridor Resources, Inc.	348,780	$1,418,932
*Crew Energy, Inc.	250,936	3,102,524
*Delphi Energy Corp.	263,700	473,513
#*Denison Mines Corp.	708,441	940,833
Ensign Energy Services, Inc.	122,520	1,721,067
*Fairborne Energy, Ltd.	262,300	1,202,029
*Flint Energy Services, Ltd.	139,000	1,492,373
*Galleon Energy, Inc. Class A	261,437	1,315,437
*Iteration Energy, Ltd.	608,800	688,939
#*Ivanhoe Energy, Inc.	831,620	2,449,944
#*Mega Uranium, Ltd.	635,600	374,494
#*MGM Energy Corp.	14,000	3,208
*Midnight Oil Exploration, Ltd.	44,300	43,917
Mullen Group, Ltd.	131,362	1,965,669
*Nuvista Energy, Ltd.	274,221	3,221,151
*Paramount Resources, Ltd. Class A	126,300	1,801,333
#Pason Systems, Inc.	222,900	2,397,335
#*Petrominerales, Ltd.	93,623	1,989,352
Progress Energy Resources Corp.	370,752	4,788,483
*Pulse Seismic, Inc.	156,524	219,580
#*Questerre Energy Corp.	649,400	1,870,612
Savanna Energy Services Corp.	249,213	1,584,894
ShawCor, Ltd.	209,500	5,537,031
*Storm Exploration, Inc.	135,100	1,605,912
*Transglobe Energy Corp.	186,200	661,735
Trican Well Service, Ltd.	391,971	5,066,205
Trinidad Drilling, Ltd.	389,000	2,546,645
#*UEX Corp.	608,088	608,514
#*Uranium One, Inc.	1,819,900	5,633,733
#*UTS Energy Corp.	609,488	1,385,135
*Vero Energy, Inc.	127,000	818,359
*West Energy, Ltd.	245,800	974,694
*Xtreme Coil Drilling Corp.	86,700	458,130
ZCL Composite, Inc.	90,700	328,276

Total Energy		78,526,191

Financials — (6.2%)
AGF Management, Ltd. Class B	348,279	5,234,364
Canaccord Capital, Inc.	204,300	1,872,471
Canadian Western Bank	226,200	4,349,471
Clairvest Group, Inc.	1,900	21,901
#DundeeWealth, Inc.	137,465	1,833,295
EGI Financial Holdings, Inc.	14,650	151,124
Equitable Group, Inc.	47,000	907,253
*FirstService Corp.	80,500	1,550,147
Gluskin Shef & Associates, Inc.	40,000	784,101
GMP Capital, Inc.	63,059	699,443
Home Capital Group, Inc.	113,700	4,157,746
Industrial Alliance Insurance & Financial Services, Inc.	72,394	2,170,635
#Kingsway Financial Services, Inc.	212,900	334,507
Laurentian Bank of Canada	92,400	3,286,389
*Pacific and Western Credit Corp.	9,000	32,743
*Parkbridge Lifestyles Communities, Inc.	81,700	385,864
*Quest Capital Corp.	725,001	847,558
#Rentcash, Inc.	33,670	378,502
Sceptre Invesment Counsel, Ltd.	36,300	195,207
TMX Group, Inc.	7,010	198,450
#Western Financial Group, Inc.	163,700	430,205

Total Financials		29,821,376

1237

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (4.0%)
*AEterna Zentaris, Inc.	124,800	$107,380
*Angiotech Pharmaceuticals, Inc.	61,300	68,796
#Biovail Corp.	304,150	4,437,447
#*Burcon NutraScience Corp.	11,813	108,049
*Cangene Corp.	175,700	884,046
#*Cardiome Pharma Corp.	298,200	1,522,723
*Helix BioPharma Corp.	11,153	27,693
#*Labopharm, Inc.	282,600	737,390
*Logibec Group Informatique, Ltd.	2,600	52,888
#*MDS, Inc.	464,108	3,433,336
*Noveko International, Inc.	9,300	12,786
*Nuvo Research, Inc.	223,500	56,437
#*Oncolytics Biotech, Inc.	84,200	199,229
*Paladin Labs, Inc.	45,700	818,476
*ProMetic Life Sciences, Inc.	861,300	153,048
*QLT, Inc.	212,100	971,980
#*Resverlogix Corp.	86,200	216,860
*SXC Health Solutions Corp.	84,161	3,952,045
*Theratechnologies, Inc.	288,200	1,250,641
*Transition Therapeutics, Inc.	74,633	207,304

Total Health Care		19,218,554

Industrials — (7.1%)
Aecon Group, Inc.	204,400	2,595,980
#AG Growth International, Inc.	3,100	106,779
#*Alexco Resource Corp.	95,500	284,021
*ATS Automation Tooling System, Inc.	304,017	2,072,746
CAE, Inc.	355,090	2,832,750
*Churchill Corp. (The)	66,413	1,218,012
#*Clarke, Inc.	99,356	325,224
*Electrovaya, Inc.	2,000	1,422
Exco Technologies, Ltd.	9,700	24,947
*Garda World Security Corp. Class A	16,300	153,815
*Heroux-Devtek, Inc.	85,400	419,313
#*Hydrogenics Corp.	361,330	128,413
IESI-BFC, Ltd.	162,681	2,566,685
*Intermap Technologies, Ltd.	113,894	213,035
Marsulex, Inc.	48,300	519,476
*Newalta Corp.	8,785	76,656
Richelieu Hardware, Ltd.	51,300	1,108,281
#Russel Metals, Inc.	229,900	3,719,682
*Stantec, Inc.	156,600	3,942,644
Student Transportation, Inc.	41,618	181,379
#Superior Plus Corp.	164,325	2,065,493
Toromont Industries, Ltd.	214,900	5,472,740
*Transat A.T., Inc. Class A	2,400	47,776
Transcontinental, Inc. Class A	256,564	2,996,946
TransForce, Inc.	69,076	525,217
*Vector Aerospace Corp.	83,205	479,348
WaterFurnace Renewable Energy, Inc.	2,924	68,995

Total Industrials		34,147,775

Information Technology — (5.7%)
Aastra Technologies, Ltd.	10,638	278,970
*Absolute Software Corp.	159,900	912,219
*AXIA NetMedia Corp.	182,767	305,965
Calian Technologies, Ltd.	9,800	157,826
*Celestica, Inc.	797,607	7,787,718
*COM DEV International, Ltd.	235,300	763,611
#Computer Modelling Group, Ltd.	42,400	569,034
Constellation Software, Inc.	20,100	714,332

1238

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Dalsa Corp.	59,800	$447,416
*Descartes Systems Group, Ltd. (The)	142,300	841,090
Enghouse Systems, Ltd.	27,550	204,837
#Evertz Technologies, Ltd.	116,100	1,659,114
*Exfo Electro-Optical Engineering, Inc.	21,451	108,735
Gennum Corp.	111,700	480,542
*Hemisphere GPS, Inc.	197,900	192,486
*KAB Distribution, Inc.	298,515	148
*MacDonald Dettweiler & Associates, Ltd.	129,900	4,731,920
*March Networks Corp.	29	117
#Matrikon, Inc.	72,400	233,603
*Miranda Technologies, Inc.	84,301	383,957
MKS, Inc.	11,060	98,575
Mosaid Technologies, Inc.	35,600	705,175
#*Open Text Corp.	60,440	2,381,424
*Points International, Ltd.	355,081	166,042
#*Sandvine Corp.	128,500	156,231
*Sierra Wireless, Inc.	127,100	1,402,647
*Vecima Network, Inc.	39,308	275,717
*Webtech Wireless, Inc.	279,500	154,225
Wi-LAN, Inc.	320,200	796,570
*Zarlink Semiconductor, Inc.	158,625	178,022

Total Information Technology		27,088,268

Materials — (30.7%)
*Alamos Gold, Inc.	347,100	3,700,669
*Almaden Minerals, Ltd.	108,300	93,183
*Altius Minerals Corp.	112,600	810,867
*Amerigo Resources, Ltd.	20,650	13,905
*Anatolia Minerals Development, Ltd.	89,365	276,641
#*Anvil Mining, Ltd.	214,740	650,697
#*Athabasca Potash, Inc.	48,875	379,390
*Atna Resource, Ltd.	126,947	79,546
*Augusta Resource Corp.	268,174	627,014
#*Aura Minerals, Inc.	79,598	272,461
*Aurizon Mines, Ltd.	561,000	2,067,187
*Avalon Rare Metals, Inc.	48,169	106,316
*Baffinland Iron Mines Corp.	52,675	27,095
*Baja Mining Corp.	16,600	10,402
Canam Group, Inc. Class A	158,700	1,083,479
*Canfor Corp.	330,690	2,257,692
*Capstone Mining Corp.	308,865	751,039
#*Cardero Resource Corp.	185,860	241,614
Cascades, Inc.	235,076	1,752,215
*Catalyst Paper Corp.	1,675,887	423,184
CCL Industries, Inc. Class B	95,640	2,245,986
#*Centerra Gold, Inc.	72,591	735,245
*Chariot Resouces, Ltd.	63,500	24,349
#*Claude Resources, Inc.	1,133,600	1,102,590
*Consolidated Thompson Iron Mines, Ltd.	358,736	2,412,263
#*Copper Mountain Mining Corp.	85,130	179,933
#*Crystallex International Corp.	1,355,025	342,162
#*Detour Gold Corp.	100,801	1,322,645
*Dundee Precious Metals, Inc.	223,854	701,343
*Dynasty Metals & Mining, Inc.	23,225	96,658
*Eastern Platinum, Ltd.	2,320,390	2,560,730
*Eastmain Resources, Inc.	231,714	340,230
#*ECU Silver Mining, Inc.	314,550	188,274
#*Endeavour Silver Corp.	147,700	462,750
#*Entree Gold, Inc.	261,600	680,148
#*Equinox Minerals, Ltd.	1,678,290	5,446,496

1239

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*Etruscan Resources, Inc.	343,675	$125,353
#*Euro Goldfields, Ltd.	521,060	2,646,112
*Excellon Resources, Inc.	111,500	67,781
*Far West Mining, Ltd.	153,396	573,845
#*Farallon Mining, Ltd.	987,400	480,194
#*First Majestic Silver Corp.	56,073	175,154
#*First Uranium Corp.	51,430	92,350
*FNX Mining Co., Inc.	229,005	2,582,932
#*Formation Capital Corp.	20,100	32,521
#*Forsys Metals Corp.	199,402	759,005
*Fronteer Development Group, Inc.	325,800	1,298,020
*Gammon Gold, Inc.	281,080	2,423,715
*Globestar Mining Corp.	296,306	290,971
#*Golden Star Resources, Ltd.	855,400	2,344,000
*Grande Cache Coal Corp.	245,800	1,199,978
#*Great Basin Gold, Ltd.	860,590	1,392,397
#*Great Panther Silver, Ltd.	64,500	48,861
*Greystar Resources, Ltd.	82,030	383,587
#*Guyana Goldfields, Inc.	187,452	1,120,242
*Hanfeng Evergreen, Inc.	142,791	956,169
#Harry Winston Diamond Corp.	219,100	2,014,265
*HudBay Minerals, Inc.	477,851	5,403,057
#*Imperial Metals Corp.	69,090	959,538
*Inter-Citic Minerals, Inc.	34,625	27,525
*International Forest Products, Ltd. Series A	166,200	687,027
International Royalty Corp.	280,680	1,882,138
#*Intertape Polymer Group, Inc.	117,000	385,167
#*Jaguar Mining, Inc.	124,656	1,222,952
#*Jinshan Gold Mines, Inc.	490,000	1,237,316
*Katanga Mining, Ltd.	7,000	4,648
#*Keegan Resources, Inc.	23,700	133,212
*Kimber Resources, Inc.	21,200	22,008
#*Kirkland Lake Gold, Inc.	187,280	1,261,086
*La Mancha Resources, Inc.	94,986	142,135
#*Lake Shore Gold Corp.	671,581	1,978,471
#*Laramide Resources, Ltd.	241,000	317,802
#*Linear Gold Corp.	45,335	73,774
*Lundin Mining Corp.	1,147,100	4,495,066
#*MAG Silver Corp.	44,500	247,211
Major Drilling Group International, Inc.	101,500	2,450,998
*MDN, Inc.	242,980	115,894
#*Mercator Minerals, Ltd.	142,871	339,390
Methanex Corp.	359,200	8,028,880
#*Migao Corp.	160,400	1,059,082
*Minco Base Metals Corp.	2,780	—
*Minco Silver Corp.	22,150	36,873
#*Minera Andes, Inc.	113,444	76,390
#*Neo Material Technologies, Inc.	384,000	1,526,303
*Nevada Copper Corp.	18,260	53,623
#*New Gold, Inc.	900,962	3,614,802
*Norbord, Inc.	30,920	478,873
#*Norsemont Mining, Inc.	26,800	55,141
#*North American Palladium, Ltd.	199,710	681,732
*Northern Dynasty Minerals, Ltd.	64,841	497,261
*Northgate Minerals Corp.	937,300	2,366,808
#*NovaGold Resources, Inc.	282,049	1,477,180
*Oromin Explorations, Ltd.	11,650	7,736
*Orvana Minerals Corp.	118,300	118,383
*Osisko Mining Corp.	595,140	4,363,711
*Pan Amer Silver Corp.	216,220	4,564,027
#*Peregrine Diamonds, Ltd.	93,321	127,424

1240

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Petaquilla Minerals, Ltd.	257,380	$170,905
*Phoscan Chemical Corp.	11,100	4,049
#*Platinum Group Metals, Ltd.	189,187	346,791
*Platmin, Ltd.	9,800	12,465
*Polaris Miner Corp.	16,700	32,799
#*PolyMet Mining Corp.	423,377	1,227,467
#*Potash One, Inc.	77,300	213,266
#*Quadra Mining, Ltd.	253,150	3,387,960
#*Queenston Mining, Inc.	169,669	680,739
*Richmont Mines, Inc.	24,000	91,354
#*Rubicon Minerals Corp.	462,115	1,841,113
Samuel Manu-Tech, Inc.	20,400	87,762
*Scorpio Mining Corp.	17,768	10,801
*Seabridge Gold, Inc.	38,686	934,180
*SEMAFO, Inc.	689,365	2,927,021
Sherritt International Corp.	692,929	3,979,036
#*Shore Gold, Inc.	837,013	688,867
#*Silver Standard Resources, Inc.	229,462	3,985,138
Silvercorp Metals, Inc.	482,000	2,546,925
#*Sprott Resource Corp.	8,198	33,582
*St. Andrew Goldfields, Ltd.	29,400	21,722
*Starfield Resources, Inc.	953,115	84,682
Stella-Jones, Inc.	29,600	705,085
*Tahera Diamond Corp.	235,400	22,015
#*Tanzanian Royalty Exploration Corp.	316,139	1,235,877
*Taseko Mines, Ltd.	649,000	2,761,702
#*Thompson Creek Metals Co., Inc.	474,700	5,522,813
#*Timminco, Ltd.	194,700	213,046
*Virginia Mines, Inc.	29,800	152,449
Wesdome Gold Mines, Ltd.	99,000	205,546
West Fraser Timber Co., Ltd.	123,716	3,788,134
#*Western Coal Corp.	292,800	925,568
Winpak, Ltd.	63,110	494,020

Total Materials		147,329,373

Telecommunication Services — (0.3%)
Manitoba Telecom Services, Inc.	40,000	1,266,308
*Wireless Matrix Corp.	127,500	122,820

Total Telecommunication Services		1,389,128

Utilities — (0.4%)
*BioteQ Environmental Technologies, Inc.	43,002	48,260
*Boralex, Inc. Class A	81,274	731,219
Emera, Inc.	19,324	418,016
*Maxim Power Corp.	89,500	283,755
Pacific Northern Gas, Ltd.	4,000	78,934
*Plutonic Power Corp.	81,200	267,313

Total Utilities		1,827,497

TOTAL COMMON STOCKS		407,338,514

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $1,020,000 FNMA 5.00%, 08/25/18, valued at $740,950) to be repurchased at $729,012	$729	729,000

1241

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@DFA Short Term Investment Fund LP	70,239,485	$70,239,485
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $980,416) to be repurchased at $961,202	$961	961,192

TOTAL SECURITIES LENDING COLLATERAL		71,200,677

TOTAL INVESTMENTS — (100.0%) (Cost $568,460,713)##		$479,268,191

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$57,310,148	—	—	$57,310,148
Consumer Staples	10,680,204	—	—	10,680,204
Energy	78,526,191	—	—	78,526,191
Financials	29,821,376	—	—	29,821,376
Health Care	19,218,554	—	—	19,218,554
Industrials	34,147,775	—	—	34,147,775
Information Technology	27,088,268	—	—	27,088,268
Materials	147,307,358	$22,015	—	147,329,373
Telecommunication Services	1,389,128	—	—	1,389,128
Utilities	1,827,497	—	—	1,827,497
Temporary Cash Investments	—	729,000	—	729,000
Securities Lending Collateral	—	71,200,677	—	71,200,677

TOTAL	$407,316,499	$71,951,692	—	$479,268,191

1242

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.3%)
ARGENTINA — (0.1%)
Petrobras Energia Participaciones SA ADR	106,144	$1,808,694

BRAZIL — (5.1%)
*Brasil Telecom SA	38,241	411,218
*Brasil Telecom SA ADR	8,140	84,333
#BRF - Brasil Foods SA ADR	160,637	7,725,033
Companhia de Bebidas das Americas	66,744	5,311,194
Companhia Siderurgica Nacional SA	367,276	10,716,276
CPFL Energia SA	1,935	37,242
#Empresa Brasileira de Aeronautica SA ADR	117,600	2,496,648
*Fibria Celulose SA	13,825	250,757
*Fibria Celulose SA Sponsored ADR	18,181	332,347
Itau Unibanco Holding SA ADR	271,347	5,199,007
*Petroleo Brasilerio SA ADR (71654V101)	1,231,019	44,415,166
#Petroleo Brasilerio SA ADR (71654V408)	871,946	35,374,849
Souza Cruz SA	95,874	3,077,632
Tele Norte Leste Participacoes SA	59,254	1,253,921
Tractebel Energia SA	140,100	1,503,567
Vivo Participacoes SA	16,288	453,558
#Vivo Participacoes SA ADR	2,500	69,975
Weg Industrias SA	278,866	2,670,308

TOTAL BRAZIL		121,383,031

CHILE — (1.8%)
#Banco de Chile Series F ADR	47,993	2,651,589
#Banco Santander Chile SA ADR	68,948	4,263,055
Colbun SA	1,731,270	462,465
#Compania Cervecerias Unidas SA ADR	42,811	1,650,364
*Embotelladora Andina SA Series A ADR	26,368	422,415
Embotelladora Andina SA Series B ADR	41,533	825,676
#Empresa Nacional de Electricidad SA Sponsored ADR	190,580	9,710,051
Empresas Copec SA	20,500	329,095
Enersis SA Sponsored ADR	462,431	10,617,416
#Lan Airlines SA Sponsored ADR	247,136	4,070,330
*Masisa SA	165,507	22,895
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,257,528
#Vina Concha Y Toro SA Sponsored ADR	28,665	1,322,890

TOTAL CHILE		41,605,769

CHINA — (8.9%)
*Agile Property Holdings, Ltd.	234,000	291,383
*Air China, Ltd.	262,000	217,229
Alibaba.com, Ltd.	162,500	364,802
#*Aluminum Corp. of China, Ltd. ADR	26,300	652,503
#*Angang Steel Co., Ltd.	184,000	317,219
Anhui Conch Cement Co., Ltd.	72,000	395,012
#*Bank of China, Ltd.	56,691,000	27,190,747
*Bank of Communications Co., Ltd.	1,206,000	1,210,927
*Beijing Capital International Airport Co., Ltd.	1,936,000	1,083,930
*Beijing Enterprises Holdings, Ltd.	81,500	565,760
Belle International Holdings, Ltd.	1,948,000	2,200,750
#*BYD Co., Ltd.	395,886	2,871,543
*China Agri-Industries Holdings, Ltd.	217,000	296,193
*China Citic Bank	932,000	619,303
*China Coal Energy Co.	542,000	820,169
#*China Communications Construction Co., Ltd.	710,000	655,293
*China Construction Bank Corp.	9,048,000	6,912,121
#*China COSCO Holdings Co., Ltd.	415,500	490,950

1243

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Life Insurance Co., Ltd. ADR	250,705	$16,556,558
*China Mengniu Dairy Co., Ltd.	133,000	407,864
#China Merchants Bank Co., Ltd.	1,078,350	2,474,126
*China Merchants Holdings (International) Co., Ltd.	173,652	579,211
#China Mobile, Ltd. Sponsored ADR	696,697	32,709,924
China National Building Material Co., Ltd.	164,000	270,577
*China Oilfield Services, Ltd.	210,000	248,177
China Overseas Land & Investment, Ltd.	1,550,000	2,760,700
#*China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,247,442
#*China Power International Development, Ltd.	839,000	206,723
*China Railway Construction Corp., Ltd.	315,500	395,997
*China Railway Group, Ltd.	597,000	427,301
*China Resources Enterprise, Ltd.	1,979,000	6,523,639
*China Resources Land, Ltd.	748,000	1,345,889
China Resources Power Holdings Co., Ltd.	920,000	1,769,455
China Shenhua Energy Co., Ltd.	786,000	3,310,156
#*China Shipping Container Lines Co., Ltd.	536,000	200,875
*China Shipping Development Co., Ltd.	206,000	321,009
#*China Southern Airlines Co., Ltd. ADR	4,600	74,750
*China Taiping Insurance Holdings Co., Ltd.	96,400	302,487
China Telecom Corp., Ltd.	516,000	211,987
China Telecom Corp., Ltd. ADR	20,200	828,806
*China Travel International Investment Hong Kong, Ltd.	1,992,000	493,541
*China Unicom Hong Kong, Ltd. ADR	96,800	1,084,160
China Yurun Food Group, Ltd.	129,000	361,468
*CITIC Pacific, Ltd.	1,826,000	3,866,518
*CITIC Resources Holdings, Ltd.	2,180,000	539,016
CNOOC, Ltd.	45,000	63,438
#CNOOC, Ltd. ADR	67,956	9,502,287
CNPC Hong Kong, Ltd.	272,000	337,851
#*Country Garden Holdings Co.	2,232,000	742,703
*Dalian Port (PDA) Co., Ltd.	596,000	238,386
#Datang International Power Generation Co., Ltd.	496,000	209,726
*Denway Motors, Ltd.	760,000	433,058
Dongfang Electric Co., Ltd.	21,200	104,492
*Dongfeng Motor Corp.	388,000	506,113
*FU JI Food & Catering Services	289,000	—
*Fushan International Energy Group, Ltd.	402,000	344,991
*GOME Electrical Appliances Holdings, Ltd.	1,000,000	351,333
*Guangshen Railway Co., Ltd. Sponsored ADR	1,400	28,266
*Guangzhou R&F Properties Co., Ltd.	140,000	196,172
*Harbin Power Equipment Co., Ltd.	494,000	393,831
Hengan International Group Co., Ltd.	78,500	524,791
*HKC (Holdings), Ltd.	3,062,634	223,502
*Hopson Development Holdings, Ltd.	420,000	520,030
#Huaneng Power International, Inc. ADR	12,000	267,120
*Industrial & Commercial Bank of China, Ltd.	34,093,000	24,830,093
Jiangsu Express Co., Ltd.	764,000	679,021
Jiangxi Copper Co., Ltd.	135,000	269,883
Lenovo Group, Ltd.	618,000	423,288
Li Ning Co., Ltd.	343,000	1,042,151
#*Maanshan Iron & Steel Co., Ltd.	276,000	164,923
Nine Dragons Paper Holdings, Ltd.	220,000	307,485
Parkson Retail Group, Ltd.	153,500	265,824
#*PetroChina Co., Ltd. ADR	115,210	12,844,763
#*PICC Property & Casualty Co., Ltd.	358,000	322,847
Ping An Insurance (Group) Co. of China, Ltd.	248,500	1,929,168
*Semiconductor Manufacturing International Corp. ADR	255,943	949,549
#Shanghai Electric Group Co., Ltd.	2,392,000	1,038,762
*Shanghai Industrial Holdings, Ltd.	57,000	264,878
#Shenzhen Expressway Co., Ltd.	722,000	377,978

1244

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Shenzhen International Holdings, Ltd.	6,415,000	$477,429
*Shimao Property Holdings, Ltd.	157,500	241,558
*Sino-Ocean Land Holdings, Ltd.	291,000	235,215
*Sinopec Shanghai Petrochemical Co., Ltd.	200,000	69,781
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	41,117
*Sinotrans, Ltd.	951,000	256,738
Tencent Holdings, Ltd.	700,600	12,979,255
#Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,326,015
*TPV Technology, Ltd.	802,000	504,094
Tsingtao Brewery Co., Ltd.	40,000	198,062
*Want Want China Holdings , Ltd.	312,000	198,843
Weichai Power Co., Ltd.	26,000	188,400
Zijin Mining Group Co., Ltd.	428,000	346,967
#ZTE Corp.	441,688	2,576,700

TOTAL CHINA		210,013,067

CZECH REPUBLIC — (1.0%)
CEZ A.S.	301,862	14,594,151
*Komercni Banka A.S.	14,663	2,938,840
*Telefonica 02 Czech Republic A.S.	223,289	5,292,575

TOTAL CZECH REPUBLIC		22,825,566

HUNGARY — (1.4%)
ELMU NYRT	185	28,220
Magyar Telekom Telecommunications P.L.C.	665,618	2,396,001
*MOL Hungarian Oil & Gas NYRT	100,838	9,320,773
#*OTP Bank NYRT	520,802	15,292,926
Richter Gedeon NYRT	28,511	6,001,352
*Tisza Chemical Group NYRT	40,321	642,460

TOTAL HUNGARY		33,681,732

INDIA — (11.5%)
*ACC, Ltd.	43,053	809,840
Adani Enterprises, Ltd.	102,000	979,235
*Ambuja Cements, Ltd.	1,162,146	2,561,603
Asea Brown Boveri India, Ltd.	97,291	1,702,780
Asian Paints, Ltd.	60,748	2,437,172
Aventis Pharma, Ltd.	3,628	121,918
*Axis Bank, Ltd.	349,044	7,715,770
*Bajaj Auto, Ltd.	83,940	3,229,621
*Bajaj Finserv, Ltd.	59,835	415,102
*Bajaj Holdings & Investment, Ltd.	25,393	309,952
Bharat Electronics, Ltd.	7,300	308,674
Bharti Airtel, Ltd.	852,924	5,630,211
Bosch, Ltd.	20,203	2,028,967
Cipla, Ltd.	639,901	4,387,857
Colgate-Palmolive (India), Ltd.	55,587	815,856
Crompton Greaves, Ltd.	184,828	1,731,736
Cummins India, Ltd.	23,256	224,886
Dabur India, Ltd.	308,253	1,064,732
Divi’s Laboratories, Ltd.	23,919	315,239
*Dr. Reddy’s Laboratories, Ltd.	116,254	2,812,127
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	1,979,738
*EIH, Ltd.	80,766	216,975
Exide Industries, Ltd.	51,467	123,641
GAIL India, Ltd.	57,000	485,461
GAIL India, Ltd. Sponsored GDR	28,791	1,474,347
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,268,463
Godrej Consumer Products, Ltd.	94,030	478,942
Grasim Industries, Ltd.	6,300	353,842

1245

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
HCL Technologies, Ltd.	311,688	$2,319,195
*HDFC Bank, Ltd.	386,733	13,562,617
Hero Honda Motors, Ltd. Series B	154,400	5,197,679
Hindustan Unilever, Ltd.	1,633,609	8,593,444
*ICICI Bank, Ltd. Sponsored ADR	88,726	3,130,253
Infosys Technologies, Ltd.	624,557	33,385,072
Infosys Technologies, Ltd. Sponsored ADR	233,496	12,120,777
*Infrastructure Development Finance Co., Ltd.	1,931	6,319
ITC, Ltd.	2,007,345	10,855,145
Jindal Steel & Power, Ltd.	627,060	8,513,527
*JSW Steel, Ltd.	106,526	2,271,685
*Jubilant Organosys, Ltd.	66,060	459,885
Larsen & Toubro, Ltd.	371,281	11,429,623
Mahanagar Telephone Nigam, Ltd.	130,940	213,478
*Mahindra & Mahindra, Ltd.	254,183	5,582,780
Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,409,152
*Maruti Suzuki India, Ltd.	129,741	3,894,147
*Nirma, Ltd.	66,235	279,088
*Oracle Financial Services Software, Ltd.	14,000	652,203
Pantaloon Retail India, Ltd.	9,760	89,612
Pantaloon Retail India, Ltd. Class B	976	5,014
*Petronet LNG, Ltd.	44,754	75,690
Proctor & Gamble Hygiene & Health Care, Ltd.	11,116	385,098
*Ranbaxy Laboratories, Ltd.	213,395	2,093,779
*Reliance Capital, Ltd.	101,317	1,760,101
*Reliance Communications, Ltd.	1,071,955	3,909,852
Reliance Energy, Ltd.	191,590	4,277,960
*Reliance Industries, Ltd.	2,061,694	46,381,974
Sesa Goa, Ltd.	534,990	3,983,742
Shree Cement, Ltd.	1,800	77,737
Shriram Transport Finance Co., Ltd.	2,012	21,290
Siemens India, Ltd.	153,743	2,134,134
Sterling Biotech, Ltd.	68,760	139,609
*Sterlite Industries (India), Ltd. Series A	431,495	6,970,610
Sun Pharmaceuticals Industries, Ltd.	138,878	4,390,958
Sun TV Network, Ltd.	10,627	87,679
*Tata Chemicals, Ltd.	12,704	81,436
Tata Consultancy Services, Ltd.	756,974	12,008,893
Tata Power Co., Ltd.	144,515	4,070,946
*Tata Steel, Ltd.	88,890	1,089,408
*Tata Tea, Ltd.	2,233	44,104
*Tech Mahindra, Ltd.	3,041	63,716
Titan Industries, Ltd.	2,542	81,770
United Spirits, Ltd.	21,912	582,541
*Videsh Sanchar Nigam, Ltd.	18,515	126,835
Wipro, Ltd.	440,456	6,162,179
*Zee Entertainment Enterprises, Ltd.	37,639	212,072
Zydus Wellness, Ltd.	11,485	68,131

TOTAL INDIA		271,237,626

INDONESIA — (2.4%)
PT Aneka Tambang Tbk	2,782,000	625,204
PT Astra Agro Lestari Tbk	195,500	494,316
PT Astra International Tbk	3,802,561	14,536,839
*PT Bakrie & Brothers Tbk	21,200,000	188,601
PT Bank Central Asia Tbk	9,187,000	4,874,764
*PT Bank Danamon Indonesia Tbk	2,719,740	1,397,578
PT Bank Mandiri Persero Tbk	2,325,000	1,152,026
*PT Bank Pan Indonesia Tbk	8,711,500	738,483
PT Bank Rakyat Indonesia Tbk	1,910,000	1,548,612
*PT Bumi Resources Tbk	15,481,000	4,042,910

1246

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Gudang Garam Tbk	56,500	$144,039
*PT Holcim Indonesia Tbk	2,854,500	492,748
*PT Indo Tambangraya Megah Tbk	179,000	597,223
PT Indocement Tunggal Prakarsa Tbk	815,500	1,167,541
*PT Indofood Sukses Makmur Tbk	87,500	33,426
PT Indosat Tbk	2,332,000	1,391,281
PT International Nickel Indonesia Tbk	1,038,000	392,734
*PT Kalbe Farma Tbk	3,591,000	587,707
*PT Lippo Karawaci Tbk	11,865,250	670,838
*PT Panasia Indosyntec Tbk	75,100	1,888
PT Perusahaan Gas Negara Tbk	100,000	40,050
PT Semen Gresik Tbk	2,976,500	2,529,395
*PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	372,816
*PT Tambang Batubara Bukit Asam Tbk	234,500	427,798
PT Telekomunikasi Indonesia Tbk	14,011,140	13,912,453
PT Unilever Indonesia Tbk	3,087,000	3,714,785
PT United Tractors Tbk	648,500	1,156,241

TOTAL INDONESIA		57,232,296

ISRAEL — (3.3%)
*Bank Hapoalim B.M.	1,211,086	5,184,130
*Bank Leumi Le-Israel B.M.	1,300,444	5,568,775
Bezeq Israeli Telecommunication Corp., Ltd.	1,337,275	3,416,175
Clal Industries, Ltd.	23,420	151,364
*Clal Insurance Enterprise Holdings, Ltd.	1,996	46,599
Discount Investment Corp.	13,486	318,446
Elbit Systems, Ltd.	22,106	1,371,510
IDB Holding Corp., Ltd.	—	15
Israel Chemicals, Ltd.	512,550	6,654,050
Koor Industries, Ltd.	1	15
*Makhteshim-Agan Industries, Ltd.	245,728	1,228,947
*Migdal Insurance & Financial Holdings, Ltd.	36,556	70,792
*Mizrahi Tefahot Bank, Ltd.	82,926	741,077
Osem Investment, Ltd.	33,175	458,141
Partner Communications Co., Ltd.	80,880	1,670,388
Strauss Group, Ltd.	6,896	97,709
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	50,419,826

TOTAL ISRAEL		77,397,959

MALAYSIA — (4.4%)
Affin Holdings Berhad	312,600	234,611
*Alliance Financial Group Berhad	301,700	220,040
*AMMB Holdings Berhad	874,959	1,242,641
*Axiata Group Berhad	4,359,375	4,159,070
*Batu Kawan Berhad	15,000	45,317
Berjaya Corp. Berhad	734,800	263,876
*Berjaya Media Berhad	18,370	5,576
Berjaya Sports Toto Berhad	803,464	990,526
Boustead Holdings Berhad	159,460	158,493
British American Tobacco Malaysia Berhad	239,100	2,947,528
CIMB Group Holdings Berhad	3,095,227	11,453,380
Digi.Com Berhad	495,162	3,166,119
*EON Capital Berhad	175,500	356,123
Fraser & Neave Holdings Berhad	61,000	196,442
Gamuda Berhad	805,700	651,748
Genting Berhad	3,086,500	6,343,353
Genting Malaysia Berhad	4,928,500	4,001,179
*Genting Plantations Berhad	276,600	487,152
Hong Leong Bank Berhad	820,150	1,954,611
Hong Leong Financial Group Berhad	548,429	1,213,273
*IJM Corp. Berhad	336,560	452,542

1247

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
IOI Corp. Berhad	5,684,005	$8,548,005
KLCC Property Holdings Berhad	638,600	619,157
Kuala Lumpur Kepong Berhad	814,200	3,943,750
Lafarge Malayan Cement Berhad	259,580	478,050
Malayan Banking Berhad	780,353	1,548,247
*Malaysian Airlines System Berhad	599,367	458,100
*Malaysian Bulk Carriers Berhad	49,000	44,153
Malaysian Pacific Industries Berhad	22,100	40,543
MISC Berhad	2,124,832	4,962,972
*MMC Corp. Berhad	1,503,800	1,019,238
Nestle (Malaysia) Berhad	217,200	2,105,863
Oriental Holdings Berhad	232,900	391,694
Parkson Holdings Berhad	184,476	299,477
Petronas Dagangan Berhad	445,100	1,134,398
Petronas Gas Berhad	886,800	2,537,065
Plus Expressways Berhad	2,589,600	2,511,956
*PPB Group Berhad	889,100	4,156,046
Public Bank Berhad (B012W42)	44,291	154,029
Public Bank Berhad (B012W53)	1,550,201	5,446,031
*RHB Capital Berhad	525,900	809,930
*Shell Refining Co. Federation of Malaysia Berhad	227,000	714,055
Sime Darby Berhad	3,457,620	8,608,854
SP Setia Berhad	971,150	1,146,133
Star Publications (Malaysia) Berhad	411,600	384,954
Telekom Malaysia Berhad	1,816,400	1,659,011
Tenaga Nasional Berhad	2,121,000	4,946,610
*UEM Land Holdings Berhad	700,625	301,640
*UMW Holdings Berhad	729,066	1,333,900
YTL Corp. Berhad	1,449,385	3,131,242
YTL Power International Berhad	283,040	181,662

TOTAL MALAYSIA		104,160,365

MEXICO — (6.8%)
#America Movil S.A.B. de C.V. Series L	17,737,259	38,796,864
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	5,138,074
*Cementos de Mexico S.A.B de C.V. Series B	267,800	247,121
*Cemex S.A.B. de C.V. Sponsored ADR	12,500	114,875
#Coca-Cola Femsa S.A.B. de C.V. Series L	452,700	2,796,841
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	13,995
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	254
*Corporativo Fragua S.A.B. de C.V. Series B	21	189
*Dine S.A.B. de C.V.	116,965	58,125
*El Puerto de Liverpool S.A.B. de C.V. Series C1	289,300	1,437,653
Embotelladora Arca S.A.B. de C.V.	385,803	1,238,817
*Empresas ICA S.A.B. de C.V.	50	122
#*Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	8,894,487
*Gruma S.A.B. de C.V. ADR	82,911	626,807
#*Grupo Carso S.A.B. de C.V. Series A-1	990,932	3,069,010
#Grupo Elektra S.A. de C.V.	117,475	5,991,674
#*Grupo Financiero Banorte S.A.B. de C.V.	2,470,909	8,119,241
#*Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,141,264	3,490,104
*Grupo Gigante S.A.B. de C.V. Series B	62,282	83,566
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	595,200	3,745,028
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	183,830
*Grupo Kuo S.A.B. de C.V. Series B	68	62
Grupo Mexico S.A.B. de C.V. Series B	7,455,785	15,162,376
*Grupo Modelo S.A.B. de C.V. Series C	832,100	4,135,053
*Grupo Nutrisa S.A. de C.V.	129	256
*Grupo Qumma S.A. de C.V. Series B	1,591	22
#Grupo Televisa S.A. de C.V.	1,704,800	6,675,830
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,145,883

1248

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,524,776	$3,011,201
*Industrias Penoles S.A.B. de C.V.	189,605	3,449,999
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	3,081,180
#*Organizacion Soriana S.A.B. de C.V. Series B	1,891,800	4,392,505
*Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	4,384
*Savia S.A. de C.V.	120,000	7,339
Telefonos de Mexico S.A. de C.V. Series A	200,000	161,162
#Telefonos de Mexico S.A.B. de C.V.	8,735,200	7,092,341
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	170,489
Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,361,572
#Telmex Internacional S.A.B. de C.V. ADR	30,200	533,332
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	19,295,955

TOTAL MEXICO		160,727,618

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	2,671,000	568,946
*Aboitiz Power Corp.	530,000	108,057
Ayala Corp. Series A	313,453	1,945,491
Ayala Land, Inc.	9,214,518	2,066,095
*Banco de Oro Unibank, Inc.	1,292,908	998,237
Bank of the Philippine Islands	2,320,456	2,261,098
*Energy Development Corp.	1,212,500	123,342
*Filipina Water Bottling Corp.	2,006,957	—
Jollibee Food Corp.	65,000	73,267
*Metro Bank & Trust Co.	257,100	231,110
Philippine Long Distance Telephone Co.	90,440	5,118,598
SM Prime Holdings, Inc.	508,168	102,234

TOTAL PHILIPPINES		13,596,475

POLAND — (1.3%)
*Asseco Poland SA	29,080	595,616
*Bank Handlowy w Warszawie SA	17,748	452,810
*Bank Pekao SA	163,030	9,414,525
*Bank Przemyslowo Handlowy BPH SA	2,029	55,635
*Bank Zackodni WBK SA	37,228	2,240,554
Browary Zywiec SA	13,634	2,242,929
*Getin Holdings SA	100,000	310,047
*KGHM Polska Miedz SA	61,000	2,001,348
*Kredyt Bank SA	73,612	344,728
*Mondi Packaging Paper Swiecie SA	16,383	412,048
*Polski Koncern Naftowy Orlen SA	267,237	3,050,751
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	928,129
Powszechna Kasa Oszczednosci Bank Polski SA	220,087	2,917,814
Telekomunikacja Polska SA	1,112,400	6,140,096
TVN SA	35,681	168,635

TOTAL POLAND		31,275,665

RUSSIA — (1.8%)
*Gazprom OAO Sponsored ADR	690,209	16,736,364
*Gazpromneft JSC Sponsored ADR	23,219	564,169
*Lukoil OAO Sponsored ADR	225,486	12,331,082
*Magnitogorsk Iron & Steel Works Sponsored GDR	22,838	285,323
*MMC Norilsk Nickel JSC ADR	118,461	1,821,568
*Novolipetsk Steel OJSC GDR	24,069	731,380
*Novorossiysk Sea Trade Port GDR	1,138	13,052
*Polymetal GDR	10,986	102,473
*Rosneft Oil Co. GDR	473,876	3,644,590
*RusHydro Sponsored ADR	179,343	774,954
*Severstal GDR	48,303	590,951
*Surgutneftegaz Sponsored ADR	264,782	2,225,314

1249

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
*Tatneft Sponsored ADR	29,354	$903,138
*TMK OAO GDR	10,619	201,347
*Uralkali Sponsored GDR	47,977	1,019,642
*VTB Bank OJSC GDR	114,569	567,392
*X5 Retail Group NV GDR	8,912	284,930

TOTAL RUSSIA		42,797,669

SOUTH AFRICA — (8.1%)
*ABSA Group, Ltd.	362,514	6,293,518
Adcock Ingram Holdings, Ltd.	4,080	28,703
African Bank Investments, Ltd.	318,206	1,208,915
*African Rainbow Minerals, Ltd.	274,250	5,962,977
*Anglo American Platinum Corp., Ltd.	111,488	10,523,613
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	7,063,836
*ArcelorMittal South Africa, Ltd.	330,893	4,515,660
*Aspen Pharmacare Holdings, Ltd.	37,154	319,813
*Aveng, Ltd.	34,626	158,394
*Barloworld, Ltd.	3,906	22,223
Bidvest Group, Ltd.	182,111	3,069,103
*Data Tec, Ltd.	10,700	39,992
*Discovery Holdings, Ltd.	391,199	1,562,434
*Exxaro Resources, Ltd.	83,898	1,140,743
*FirstRand, Ltd.	1,540,707	3,731,239
*Freeworld Coatings, Ltd.	117,583	128,128
*Gold Fields, Ltd. Sponsored ADR	425,086	4,854,482
*Harmony Gold Mining Co., Ltd.	387,997	3,584,898
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,040,488
*Impala Platinum Holdings, Ltd.	478,692	12,181,730
Investec, Ltd.	118,615	824,268
Kumba Iron Ore, Ltd.	15,092	630,250
*Liberty Holdings, Ltd.	209,134	1,826,116
Massmart Holdings, Ltd.	83,456	957,355
*Mondi, Ltd.	11,693	68,555
MTN Group, Ltd.	1,659,950	22,943,283
*Murray & Roberts Holdings, Ltd.	24,174	122,246
*Naspers, Ltd. Series N	324,237	11,629,331
*Nedbank Group, Ltd.	54,403	864,950
Network Healthcare Holdings, Ltd.	374,194	626,036
Pick’n Pay Stores, Ltd.	288,558	1,504,267
Pretoria Portland Cement Co., Ltd.	753,899	3,330,239
PSG Group, Ltd.	189,027	555,381
*Sanlam, Ltd.	961,639	2,874,689
#*Sasol, Ltd. Sponsored ADR	1,252,421	45,838,609
Shoprite Holdings, Ltd.	596,920	5,404,778
#*Standard Bank Group, Ltd.	843,110	11,947,457
Steinhoff International Holdings, Ltd.	722,272	1,828,064
*Super Group, Ltd.	2,619,768	211,759
*Telkom South Africa, Ltd.	521,362	2,249,856
Tiger Brands, Ltd.	76,245	1,761,243
Truworths International, Ltd.	138,004	755,598
Vodacom Group Pty, Ltd.	521,362	3,657,621

TOTAL SOUTH AFRICA		191,842,840

SOUTH KOREA — (12.0%)
#*Amorepacific Corp.	3,527	2,458,001
Cheil Industrial, Inc.	20,690	992,050
#*Daewoo Engineering & Construction Co., Ltd.	207,178	2,112,455
#*Daewoo International Corp.	48,663	1,465,134
Daewoo Securities Co., Ltd.	103,195	1,705,339
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,198,539
#*Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,057,052

1250

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Doosan Infracore Co., Ltd.	82,000	$1,223,209
#*Glovis Co., Ltd.	6,360	525,731
#*GS Engineering & Construction Corp.	27,320	2,081,877
*GS Holdings Corp.	42,945	1,274,173
*Hana Financial Group, Inc.	112,261	3,196,273
Hankook Tire Manufacturing Co., Ltd.	84,420	1,618,795
*Hite Brewery Co., Ltd.	4,568	621,925
#*Hynix Semiconductor, Inc.	163,310	3,172,736
*Hyundai Department Store Co., Ltd.	3,893	339,299
*Hyundai Development Co.	33,870	1,044,943
#Hyundai Heavy Industries Co., Ltd.	49,890	7,993,680
#*Hyundai Merchant Marine Co., Ltd.	24,600	611,157
*Hyundai Mobis	53,070	6,723,589
#Hyundai Motor Co., Ltd.	95,919	9,261,895
*Hyundai Securities Co., Ltd.	18,410	215,976
#*Hyundai Steel Co.	58,560	4,280,547
*Industrial Bank of Korea, Ltd.	78,210	880,766
*Kangwon Land, Inc.	150,410	2,045,776
*KB Financial Group, Inc.	139,085	5,994,183
KCC Corp.	7,410	2,169,650
*Kia Motors Corp.	225,130	3,753,524
*Korea Electric Power Corp.	295,290	9,734,167
*Korea Exchange Bank	200,200	2,264,043
*Korea Gas Corp.	35,793	1,593,697
*KT Corp.	195,930	8,371,444
KT&G Corp.	103,590	6,016,224
*LG Chemical, Ltd.	32,392	5,554,004
#*LG Corp.	129,413	6,974,472
#*LG Display Co., Ltd. ADR	128,466	2,083,718
#LG Electronics, Inc.	88,910	8,293,928
#LG Household & Healthcare Co., Ltd.	5,120	1,250,017
*Lotte Confectionary Co., Ltd.	221	234,426
*LS Industrial Systems Co., Ltd.	1,000	72,003
Mirae Asset Securities Co., Ltd.	7,275	362,737
#*NCsoft Corp.	4,529	503,851
*OCI Co., Ltd.	780	116,419
#POSCO	46,060	21,009,942
Samsung Card Co., Ltd.	23,720	1,045,071
Samsung Corp.	100,930	4,989,798
Samsung Electro-Mechanics Co., Ltd.	37,767	3,157,360
Samsung Electronics Co., Ltd.	97,139	65,268,747
*Samsung Electronics Co., Ltd. GDR	49,372	16,916,628
#Samsung Engineering Co., Ltd.	6,628	643,969
Samsung Fire & Marine Insurance, Ltd.	35,022	5,582,960
#Samsung Heavy Industries Co., Ltd.	126,000	2,585,641
Samsung SDI Co., Ltd.	20,352	2,374,025
Samsung Securities Co., Ltd.	33,780	1,833,068
*Samsung Techwin Co., Ltd.	7,702	501,479
*Shinhan Financial Group Co., Ltd.	218,686	7,635,909
*Shinhan Financial Group Co., Ltd. ADR	16,770	1,161,826
Shinsegae Co., Ltd.	12,596	5,683,926
#SK Co., Ltd.	21,194	1,517,195
#SK Energy Co., Ltd.	51,889	4,709,921
SK Telecom Co., Ltd.	56,085	8,803,348
S-Oil Corp.	47,310	2,092,370
#*STX Pan Ocean Co., Ltd.	30,480	308,208
*Woongjin Coway Co., Ltd.	13,260	407,051

TOTAL SOUTH KOREA		282,671,866

TAIWAN — (10.1%)
#Acer, Inc.	2,802,239	7,804,379

1251

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Advanced Semiconductor Engineering, Inc.	2,990,899	$2,350,020
*Asia Cement Corp.	2,452,114	2,313,790
#*Asustek Computer, Inc.	2,968,206	5,728,892
*AU Optronics Corp.	1,332,874	1,463,872
#*AU Optronics Corp. Sponsored ADR	348,006	3,807,187
Catcher Co., Ltd.	191,430	428,564
#*Cathay Financial Holdings Co., Ltd.	2,746,761	4,631,656
*Chang Hwa Commercial Bank	1,962,000	883,430
#Cheng Shin Rubber Industry Co., Ltd.	1,078,790	2,060,091
*Cheng Uei Precision Industry Co., Ltd.	139,232	283,586
*Chi Mei Optoelectronic Corp.	1,814,000	1,410,578
Chicony Electronics Co., Ltd.	199,368	490,358
*China Development Financial Holding Corp.	3,970,000	1,098,132
#China Steel Corp.	8,747,669	8,864,997
*Chinatrust Financial Holdings Co., Ltd.	2,615,770	1,423,966
*Chunghwa Telecom Co., Ltd. ADR	69,911	1,326,911
*Chungwa Picture Tubes Co., Ltd.	5,307,000	646,536
*Clevo Co.	212,643	384,852
#*Compal Electronics, Inc.	3,708,375	5,141,119
Delta Electronics Industrial Co., Ltd.	1,812,367	5,457,476
*E.Sun Financial Holding Co., Ltd.	1,125,790	420,326
Epistar Corp.	224,000	705,740
*Evergreen Marine Corp., Ltd.	481,869	278,117
Everlight Electronics Co., Ltd.	155,942	476,997
*Far Eastern Department Stores, Ltd.	331,000	314,892
Far Eastern New Century Corp.	4,292,007	4,690,790
*Far EasTone Telecommunications Co., Ltd.	634,000	767,692
*Farglory Land Development Co., Ltd.	73,000	154,208
*First Financial Holding Co., Ltd.	5,210,574	2,907,295
#*Formosa Chemicals & Fiber Co., Ltd.	4,748,445	10,252,786
Formosa Plastics Corp.	5,051,649	10,475,323
*Formosa Taffeta Co., Ltd.	605,000	441,158
#Foxconn Technology Co., Ltd.	684,791	2,687,384
*Fubon Financial Holding Co., Ltd.	5,940,052	6,910,063
#Hon Hai Precision Industry Co., Ltd.	4,590,177	19,127,243
Hotai Motor Co., Ltd.	387,000	844,407
#HTC Corp.	527,200	5,152,597
#*Hua Nan Financial Holding Co., Ltd.	5,725,898	3,310,116
#*Innolux Display Corp.	1,748,940	2,864,448
*Inotera Memories, Inc.	674,976	480,156
*Inventec Corp.	1,732,722	988,916
*Largan Precision Co., Ltd.	43,860	569,728
*Lee Chang Yung Chemical Industry Corp.	128,825	150,007
*Lite-On Technology Corp.	658,520	834,879
*Macronix International Co., Ltd.	1,794,825	998,217
#Media Tek, Inc.	735,527	11,866,862
*Mega Financial Holding Co., Ltd.	4,537,000	2,441,077
Nan Ya Plastic Corp.	7,084,565	13,242,874
Nan Ya Printed Circuit Board Corp.	200,940	847,677
*Novatek Microelectronics Corp, Ltd.	79,000	231,568
*Polaris Securities Co., Ltd.	802,000	405,280
*Pou Chen Corp.	2,007,342	1,506,028
*Powertech Technology, Inc.	94,000	298,858
#President Chain Store Corp.	881,831	2,025,659
*Qisda Corp.	498,000	257,414
Realtek Semiconductor Corp.	67,000	182,576
Richtek Technology Corp.	22,000	217,003
*Ruentex Industries, Ltd.	157,000	265,066
*Shin Kong Financial Holding Co., Ltd.	2,174,657	828,465
Siliconware Precision Industries Co., Ltd.	2,347,324	3,075,384
*SinoPac Holdings Co., Ltd.	2,807,000	919,741

1252

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Synnex Technology International Corp.	927,700	$1,897,376
*Taishin Financial Holdings Co., Ltd.	1,609,000	647,206
*Taiwan Business Bank	552,000	142,392
*Taiwan Cement Corp.	2,415,895	2,242,088
*Taiwan Cooperative Bank	2,997,634	1,749,366
Taiwan Fertilizer Co., Ltd.	289,000	940,749
*Taiwan Glass Industrial Corp.	1,309,200	1,088,479
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	42,496,622
*Tatung Co., Ltd.	1,058,000	229,939
Transcend Information, Inc.	131,181	425,464
*Tripod Technology Corp.	111,000	379,161
TSRC Corp.	151,000	179,478
*Tung Ho Steel Enterprise Corp.	129,000	143,552
U-Ming Marine Transport Corp.	648,860	1,234,714
*Unimicron Technology Corp.	484,000	585,518
Uni-President Enterprises Corp.	3,496,347	3,727,806
#*United Microelectronics Corp.	5,956,000	2,943,902
#Wistron Corp.	1,251,699	2,363,106
WPG Holdings Co., Ltd.	201,000	310,325
*Yang Ming Marine Transport Corp.	341,131	122,290
*Young Fast Optoelectronics Co., Ltd.	23,000	227,607
#*Yuanta Financial Holding Co., Ltd.	1,945,885	1,234,383
*Yulon Motor Co., Ltd.	145,000	145,515

TOTAL TAIWAN		238,872,447

THAILAND — (1.5%)
Advance Info Service PCL (Foreign)	1,541,800	3,855,081
*Bangkok Bank PCL (Foreign) NVDR	286,400	974,942
Bangkok Dusit Medical Services PCL (Foreign)	313,800	225,932
*Bank of Ayudhya PCL (Foreign)	2,590,200	1,529,385
Banpu PCL (Foreign)	115,100	1,851,586
BEC World PCL (Foreign)	1,097,600	793,565
Bumrungrad Hospital PCL (Foreign)	103,300	88,690
C.P. ALL PCL (Foreign)	2,436,200	1,687,983
*Charoen Pokphand Foods PCL (Foreign)	4,181,300	1,448,560
*Delta Electronics (Thailand) PCL (Foreign)	522,510	275,461
Electricity Generating PCL (Foreign) NVDR	60,000	142,793
Glow Energy PCL (Foreign)	119,000	111,131
*IRPC PCL (Foreign)	4,240,300	556,943
*Kasikornbank PCL (Foreign)	1,612,200	4,273,945
*Krung Thai Bank PCL (Foreign)	7,726,870	2,234,612
Land & Houses PCL (Foreign) NVDR	790,000	129,703
*PTT Aromatics & Refining PCL (Foreign)	1,287,137	953,866
*PTT Chemical PCL (Foreign)	1,037,460	2,648,734
PTT Exploration & Production PCL (Foreign)	592,000	2,354,089
PTT PCL (Foreign)	218,400	1,467,185
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	898,278
Siam Cement PCL (Foreign) (The)	117,100	783,136
Siam Cement PCL (Foreign) NVDR (The)	41,600	273,198
*Siam City Bank PCL (Foreign)	833,100	771,737
Siam City Cement PCL (Foreign)	156,413	1,050,764
*Siam Commercial Bank PCL (Foreign)	1,001,366	2,405,752
Siam Makro PCL (Foreign)	112,500	294,849
*Thai Oil PCL (Foreign)	196,000	240,608
*TMB Bank PCL (Foreign)	3,780,000	144,618

TOTAL THAILAND		34,467,126

TURKEY — (2.2%)
*Akbank T.A.S.	1,190,899	6,956,528
*Aksigorta A.S.	39,252	48,459
Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	3,985,977

1253

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Asya Katilim Bankasi A.S.	151,578	$393,589
*Aygaz A.S.	—	2
BIM BirlesikMagazalar A.S.	17,544	795,911
*Dogan Sirketler Grubu Holding A.S.	1,908,886	1,392,011
*Dogan Yayin Holding A.S.	3	3
*Enka Insaat ve Sanayi A.S.	385,612	1,794,945
*Eregli Demir ve Celik Fabrikalari Turk A.S.	787,108	2,479,696
Ford Otomotiv Sanayi A.S.	114,792	805,287
*Haci Omer Sabanci Holding A.S.	28,105	121,113
*Koc Holding A.S. Series B	1,063,963	3,602,238
*Tofas Turk Otomobil Fabrikasi A.S.	1	2
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,448,891
*Turk Ekonomi Bankasi A.S.	—	—
*Turk Hava Yollari A.S.	131,400	479,103
*Turk Sise ve Cam Fabrikalari A.S.	1	1
Turkcell Iletisim Hizmetleri A.S.	240,093	1,762,283
*Turkiye Garanti Bankasi A.S.	2,842,585	11,922,051
Turkiye Halk Bankasi A.S.	139,950	950,643
*Turkiye Is Bankasi A.S.	1,429,127	6,277,905
*Turkiye Vakiflar Bankasi T.A.O.	385,861	1,022,864
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,008,183

TOTAL TURKEY		52,247,685

TOTAL COMMON STOCKS		1,989,845,496

PREFERRED STOCKS — (6.6%)
BRAZIL — (6.6%)
Banco Bradesco SA	1,440,120	23,935,788
*Brasil Telecom SA	436,993	3,034,609
*Brasil Telecom SA ADR	14,349	300,042
#*Braskem SA Preferred A Sponsored ADR	39,323	546,983
#Cia Vale do Rio Doce	173,700	3,922,146
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	37,678	2,513,876
Companhia de Bebidas das Americas	83	7,617
Companhia de Bebidas das Americas Preferred ADR	151,600	14,032,096
Companhia Energetica de Minas Gerais SA	409,748	6,814,633
Companhia Energetica de Minas Gerais SA Sponsored ADR	25,925	432,170
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,457
Gerdau SA	756,268	10,166,489
Itau Unibanco Holding SA	1,765,755	33,844,422
Net Servicos de Comunicacao SA Preferred ADR	190,661	2,255,520
Tele Norte Leste Participacoes SA	180,034	3,209,094
Tele Norte Leste Participacoes SA ADR	127,600	2,273,832
Telecomunicacoes de Sao Paulo SA	96,700	2,133,043
*Telemar Norte Leste SA	37,912	1,106,990
*Ultrapar Participacoes SA Sponsored ADR	86,323	3,792,169
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	5,103,722
Vale SA Series A	1,412,691	31,581,326
*Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,829,657

TOTAL BRAZIL		154,840,681

TOTAL PREFERRED STOCKS		154,840,681

1254

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*MISC Berhad Rights 02/09/10	424,966	$79,113

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $420,000 FNMA 6.50%, 06/25/39, valued at $447,300) to be repurchased at $437,007	$437	437,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund LP	212,968,872	212,968,872
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,114,508) to be repurchased at $1,092,666	$1,093	1,092,655

TOTAL SECURITIES LENDING COLLATERAL		214,061,527

TOTAL INVESTMENTS — (100.0%) (Cost $1,282,914,480)##		$2,359,263,817

1255

THE EMERGING MARKETS SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,808,694	—	—	$1,808,694
Brazil	121,383,031	—	—	121,383,031
Chile	41,605,769	—	—	41,605,769
China	78,787,245	$131,225,822	—	210,013,067
Czech Republic	—	22,825,566	—	22,825,566
Hungary	—	33,681,732	—	33,681,732
India	18,705,115	252,532,511	—	271,237,626
Indonesia	—	57,232,296	—	57,232,296
Israel	50,419,826	26,978,133	—	77,397,959
Malaysia	—	104,160,365	—	104,160,365
Mexico	160,536,427	191,191	—	160,727,618
Philippines	—	13,596,475	—	13,596,475
Poland	—	31,275,665	—	31,275,665
Russia	—	42,797,669	—	42,797,669
South Africa	60,797,415	131,045,425	—	191,842,840
South Korea	3,245,544	279,426,322	—	282,671,866
Taiwan	5,134,098	233,738,349	—	238,872,447
Thailand	34,467,126	—	—	34,467,126
Turkey	121,113	52,126,572	—	52,247,685
Preferred Stocks
Brazil	154,840,681	—	—	154,840,681
Rights/Warrants
Malaysia	79,113	—	—	79,113
Temporary Cash Investments	—	437,000	—	437,000
Securities Lending Collateral	—	214,061,527	—	214,061,527

TOTAL	$731,931,197	$1,627,332,620	—	$2,359,263,817

1256

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.4%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$1

BRAZIL — (7.2%)
Acos Villares SA	1,078,500	400,504
*Acucar Guarani SA	18,000	57,676
AES Tiete SA (2440693)	53,900	491,820
AES Tiete SA (2441038)	97,828	985,027
All America Latina Logistica SA	253,700	2,032,292
American Banknote SA	66,200	669,024
*Anhanguera Educacional Participacoes SA	126,200	1,740,690
B2W Cia Global Do Varejo	123,200	2,483,607
*Banco ABC Brasil SA	23,000	147,639
*Banco Alfa de Investimento SA	700	3,045
*Banco Cruzeiro do Sul SA	19,400	129,676
Banco Daycoval SA	10,300	50,817
*Banco Industrial e Comercial SA	60,300	381,314
*Banco Mercantil do Brasil SA	1,228	7,557
*Banco Panamericano SA	63,700	369,359
*Banco Pine SA	62,500	361,406
*Banco Sofisa SA	92,600	252,501
*Bematech SA	68,200	341,904
*Bombril SA	17,600	86,833
*BR Malls Participacoes SA	120,800	1,313,740
BRF - Brasil Foods SA	20,654	494,698
BRF - Brasil Foods SA ADR	112,544	5,412,241
*Brookfield Incorporacoes SA	98,100	429,871
*Camargo Correa Desenvolvimento Imobiliario SA	13,100	39,196
Cia de Gas de Sao Paulo	24,800	467,056
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,018,647
Cia de Saneamento do Parana	176,900	229,923
Cia Energetica de Sao Paulo	156,900	1,955,215
Cia Hering SA	27,900	455,873
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,127,055
*Cosan SA Industria e Comercio	169,700	1,917,565
Cremer SA	12,000	99,310
Cyrela Brazil Realty SA	326,200	3,744,811
Diagnosticos Da America SA	126,800	3,889,430
Duratex SA	624,462	5,363,416
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,378,732
*Energias do Brazil SA	52,102	977,085
Equatorial Energia SA	19,300	174,058
Eternit SA	188,589	835,394
*Even Construtora e Incorporadora SA	12,500	50,066
Ferbasa-Ferro Ligas da Bahia SA	92,500	570,703
*Fertilizantes Fosfatados SA	123,100	1,220,551
*Fibria Celulose SA	8,487	153,935
#*Fibria Celulose SA Sponsored ADR	141,687	2,590,038
*Gafisa SA	150,800	1,949,600
*Global Village Telecom Holding SA	178,300	5,306,435
*Globex Utilidades SA	58,737	414,431
Grendene SA	164,100	762,608
*Guararapes Confeccoes SA	3,800	149,178
*IdeiasNet SA	234,800	611,601
Iguatemi Empresa de Shopping Centers SA	44,200	668,041
Industrias Romi SA	77,500	579,708
*Inepar SA Industria e Construcoes	22,740	92,890
*JBS SA	96,900	480,130
JHSF Participacoes SA	39,700	72,660
*Klabin Segall SA	38,000	104,626

1257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Light SA	199,200	$2,634,512
Localiza Rent a Car SA	219,700	2,300,731
Lojas Americanas SA	8,000	48,891
Lojas Renner SA	273,700	5,224,258
*LPS Brasila Consultoria de Imoveis SA	15,200	180,626
*Lupatech SA	34,700	535,687
*M Dias Branco SA	44,100	1,133,499
*M&G Poliester SA	640,780	71,387
*Magnesita Refratarios SA	538,604	4,223,113
Marisa SA	11,600	76,923
*Medial Saude SA	48,250	409,549
*MMX Mineracao e Metalicos SA	120,800	820,286
*MPX Energia SA	46,000	562,493
*Multiplan Empreendimentos Imobiliarios SA	2,500	39,788
Natura Cosmeticos SA	120,300	2,166,038
*Obrascon Huarte Lain Brasil SA	6,200	116,764
OdontoPrev SA	47,400	1,458,210
*Parana Banco SA	24,700	127,759
*Paranapanema SA	85,998	303,844
*PDG Realty SA Empreendimentos e Participacoes	353,800	2,817,262
*Plascar Participacoes Industriais SA	99,700	193,053
Porto Seguro SA	261,800	2,633,277
*Positivo Informatica SA	33,300	356,319
*Rodobens Negocios Imobiliarios SA	2,500	22,401
*Rossi Residencial SA	148,600	1,032,711
*Sao Carlos Empreendimentos e Participacoes SA	51,500	441,233
Sao Martinho SA	64,100	612,095
Sao Paulo Alpargatas SA	5,100	313,833
*SLC Agricola SA	12,100	115,544
*Sul America SA	29,700	772,042
*Tam SA	135,800	2,483,303
Terna Participacoes SA	3,800	75,798
Totvs SA	49,764	3,059,760
*Universo Online SA	72,700	354,822

TOTAL BRAZIL		96,811,019

CHILE — (2.3%)
AFP Cuprum SA	1,398	54,682
Aguas Andinas SA Series A	748,702	320,009
Almendral SA	1,445,104	145,861
Banmedica SA	1,312,094	1,439,773
*Cementos Bio-Bio SA	452,622	993,160
*Cintac SA	324,650	166,568
*Compania Cervecerias Unidas SA	204,100	1,584,199
Compania de Consumidores de Gas Santiago SA	76,171	350,262
Compania General de Electricidad SA	61,858	390,670
*Compania SudAmericana de Vapores SA	2,745,213	2,116,134
*CorpBanca SA	285,548,677	2,350,424
*CorpBanca SA ADR	31,658	1,297,978
*Cristalerias de Chile SA	159,630	1,827,506
Embotelladora Andina SA Series B	404,281	1,334,798
#Embotelladora Andina SA Series B ADR	900	17,892
*Empresa Electrica del Norte Grande SA	293,151	536,409
*Empresa Electrica Pilmaiquen SA	38,014	171,320
*Empresas Iansa SA	4,176,187	305,823
*Empresas La Polar SA	541,277	3,036,563
Farmacias Ahumada SA	242,158	595,992
Forus SA	24,439	32,963
Grupo Security SA	92,721	25,653
*Industrias Forestales SA	20,000	4,961
Inversiones Aguas Metropolitanas SA	1,490,266	1,818,176

1258

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Madeco SA	28,391,276	$1,728,070
*Masisa SA	8,936,076	1,236,149
*Multiexport Foods SA	1,414,508	264,495
*Parque Arauco SA	1,055,338	1,286,703
*Ripley Corp. SA	1,192,149	994,026
*Salfacorp SA	136,932	234,099
*Sigdo Koppers SA	216,061	197,468
*Socovesa SA	1,057,560	383,393
*Sonda SA	429,418	671,862
*Soquimic Comercial SA	562,478	246,842
Vina Concha Y Toro SA	1,152,066	2,649,026
Vina Concha Y Toro SA Sponsored ADR	200	9,230
*Vina San Pedro Tarapaca SA	40,113,498	306,151

TOTAL CHILE		31,125,290

CHINA — (10.8%)
*A8 Digital Music Holdings, Ltd.	64,000	26,666
*Agile Property Holdings, Ltd.	1,094,000	1,362,278
Ajisen China Holdings, Ltd.	480,000	437,427
Anhui Expressway Co., Ltd.	834,000	577,214
Anhui Tianda Oil Pipe Co., Ltd.	95,000	48,279
Anta Sports Products, Ltd.	450,000	590,817
*Anton Oilfield Services Group	220,000	22,302
#*AviChina Industry and Technology Co., Ltd.	472,000	211,218
*Baoye Group Co., Ltd.	1,912,000	1,216,486
*Beijing Capital International Airport Co., Ltd.	916,000	512,851
#*Beijing Capital Land, Ltd.	4,358,500	1,507,690
*Beijing Development Hong Kong, Ltd.	25,000	6,600
*Beijing Jingkelong Co., Ltd.	73,000	61,468
#*Beijing North Star Co., Ltd.	536,000	167,995
Bosideng International Holdings, Ltd.	814,000	162,130
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	3,151,763
#*BYD Co., Ltd.	482,000	3,496,167
#*BYD Electronic International Co., Ltd.	400,000	333,211
*Central China Real Estate, Ltd.	181,000	42,638
Chaoda Modern Agriculture (Holdings), Ltd.	1,416,000	1,385,666
#*China Aerospace International Holdings, Ltd.	8,318,500	1,351,839
*China Agri-Industries Holdings, Ltd.	712,000	971,839
#*China Aoyuan Property Group, Ltd.	412,000	64,335
#China Automation Group, Ltd.	175,000	118,669
*China BlueChemical, Ltd.	968,000	629,241
*China Chengtong Development Group, Ltd.	876,000	74,008
#*China Communications Services Corp., Ltd.	894,000	452,999
China Dongxiang Group Co.	1,363,000	882,317
#*China Eastern Airlines Corp., Ltd.	1,222,000	409,871
#China Everbright International, Ltd.	5,281,800	2,491,879
*China Everbright, Ltd.	370,000	868,102
#*China Foods, Ltd.	344,000	291,420
#China Gas Holdings, Ltd.	5,115,500	2,711,809
#*China Green (Holdings), Ltd.	222,000	262,707
#China High Speed Transmission Equipment Group Co., Ltd.	487,000	966,597
*China Huiyuan Juice Group, Ltd.	213,000	137,583
*China Mengniu Dairy Co., Ltd.	77,000	236,132
*China Mining Resources Group, Ltd.	20,164,900	600,433
*China Molybdenum Co., Ltd.	580,000	449,261
#*China National Materials Co., Ltd.	514,000	310,941
*China Oil & Gas Group, Ltd.	960,000	137,568
*China Pharmaceutical Group, Ltd.	344,000	175,082
#*China Power International Development, Ltd.	5,805,200	1,430,357
*China Power New Energy Development Co., Ltd.	1,080,000	70,289
*China Properties Group, Ltd.	190,000	51,722

1259

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Resources Gas Group, Ltd.	60,000	$86,905
*China Resources Microelectronics, Ltd.	1,425,000	58,532
#China Shineway Pharmaceutical Group, Ltd.	460,200	805,853
#*China Starch Holdings, Ltd.	240,000	50,119
#China State Construction International Holdings, Ltd.	3,580,800	1,235,683
*China Travel International Investment Hong Kong, Ltd.	13,617,900	3,373,995
*China Wireless Technologies, Ltd.	388,000	111,790
China Yurun Food Group, Ltd.	2,622,000	7,347,047
#*Chongqing Iron and Steel Co., Ltd.	1,681,400	531,524
#*CIMC Enric Holdings, Ltd.	70,000	46,270
*CITIC 21CN Co., Ltd.	4,363,200	792,711
*CITIC Resources Holdings, Ltd.	8,560,600	2,116,651
*Clear Media, Ltd.	41,000	23,792
CNPC Hong Kong, Ltd.	120,000	149,052
*Coastal Greenland, Ltd.	294,000	20,175
#Comba Telecom Systems Holdings, Ltd.	152,000	164,548
#*COSCO International Holdings, Ltd.	3,287,000	1,532,378
*COSCO Pacific, Ltd.	640,000	931,115
*Coslight Technology International Group, Ltd.	62,000	83,536
*Dachan Food Asia, Ltd.	101,000	20,469
*Denway Motors, Ltd.	2,024,000	1,153,303
*Digital China Holdings, Ltd.	443,800	699,668
Dongfang Electric Co., Ltd.	63,000	310,520
*Dynasty Fine Wines Group, Ltd.	158,000	45,613
*Enerchina Holdings, Ltd.	10,646,167	208,673
*First Tractor Co., Ltd.	303,176	200,809
*Fosun International, Ltd.	359,500	253,380
*Founder Holdings, Ltd.	1,852,900	118,883
*Franshion Properties China, Ltd.	1,586,000	520,102
#*FU JI Food & Catering Services	1,857,800	—
*Fushan International Energy Group, Ltd.	802,000	688,266
*GCL Poly Energy Holdings, Ltd.	455,000	106,707
#Geely Automobile Holdings, Ltd.	2,200,000	966,613
*Genesis Energy Holdings, Ltd.	775,000	21,974
*Global Bio-Chem Technology Group Co., Ltd.	666,000	185,945
*Goldbond Group Holdings, Ltd.	440,000	31,646
Golden Eagle Retail Group, Ltd.	373,000	671,817
*Golden Meditech Company, Ltd.	444,000	86,988
*Goldlion Holdings, Ltd.	68,000	18,070
*Great Wall Motor Co., Ltd.	698,500	948,000
#*Great Wall Technology Co., Ltd.	698,950	297,279
*Greentown China Holdings, Ltd.	251,500	302,162
Guangdong Investment, Ltd.	5,402,000	2,748,969
*Guangshen Railway Co., Ltd. Sponsored ADR	16,700	337,173
*Guangzhou Investment Co., Ltd.	1,618,000	390,953
*Guangzhou Pharmaceutical Co., Ltd.	86,000	65,444
#Guangzhou Shipyard International Co., Ltd.	280,000	444,517
*GZI Transportation, Ltd.	2,038,018	792,301
#*Haier Electronics Group Co., Ltd.	255,000	122,574
#Hengdeli Holdings, Ltd.	1,422,000	470,329
#*Hi Sun Technology (China), Ltd.	501,000	280,393
*Hidili Industry International Development, Ltd.	481,000	503,795
#*HKC (Holdings), Ltd.	13,282,227	969,298
*Honghua Group, Ltd.	427,000	64,883
*Hopson Development Holdings, Ltd.	3,476,000	4,303,868
Hua Han Bio-Pharmaceutical Holdings, Ltd.	296,000	79,660
Huabao International Holdings, Ltd.	692,000	706,812
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,453,072
*Inspur International, Ltd.	30,000	4,261
*Intime Department Store Group Co., Ltd.	211,000	180,221
*Ju Teng International Holdings, Ltd.	398,000	343,444

1260

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Kai Yuan Holdings, Ltd.	1,560,000	$69,890
*Kasen International Holdings, Ltd.	66,000	22,109
*Kingboard Chemical Holdings, Ltd.	325,000	1,378,006
#*Kingboard Laminates Holdings, Ltd.	326,000	229,791
Kingdee International Software Group Co., Ltd.	1,620,000	396,603
#*Kingsoft Corp., Ltd.	215,000	163,873
*Kingway Brewery Holdings, Ltd.	4,988,800	961,616
*KWG Property Holding, Ltd.	969,500	585,914
Lai Fung Holdings, Ltd.	1,140,000	36,216
Lee & Man Paper Manufacturing, Ltd.	540,800	309,911
#Li Ning Co., Ltd.	441,000	1,339,908
*Lianhua Supermarket Holdings Co., Ltd.	326,000	850,580
*Lingbao Gold Co., Ltd.	1,384,000	497,020
#*Little Sheep Group, Ltd.	76,000	35,721
#*Lonking Holdings, Ltd.	3,324,000	2,029,581
#Maoye International Holdings	441,000	105,958
*Min Xin Holdings, Ltd.	104,000	42,581
*Mingyuan Medicare Development Co., Ltd.	630,000	100,046
#*Minmetals Resources, Ltd.	4,398,000	1,458,560
*Minth Group, Ltd.	166,000	209,459
*Nanjing Panda Electronics Co., Ltd.	284,000	77,767
*Neo-China Land Group (Holdings), Ltd.	1,594,025	1,045,033
*NetDragon Websoft, Inc.	96,500	50,080
New World China Land, Ltd.	540,200	165,054
New World Department Store China, Ltd.	240,000	214,558
*Northeast Electric Development Co., Ltd.	114,000	22,761
#*Oriental Ginza Holdings, Ltd.	94,000	20,659
*Poly Hong Kong Investment, Ltd.	737,000	729,869
Ports Design, Ltd.	123,000	329,352
#*Qingling Motors Co., Ltd.	182,000	42,154
*Qunxing Paper Holdings Co., Ltd.	158,000	61,494
*REXLot Holdings, Ltd.	1,575,000	187,769
*Semiconductor Manufacturing International Corp.	112,497,000	8,379,627
*Shandong Molong Petroleum Machinery Co., Ltd.	66,400	76,321
*Shanghai Forte Land Co., Ltd.	258,000	69,233
*Shanghai Industrial Holdings, Ltd.	114,000	529,755
#*Shanghai Jin Jiang International Hotels Group Co., Ltd.	290,000	87,565
*Shanghai Prime Machinery Co., Ltd.	4,280,000	905,983
*Shanghai Zendai Property, Ltd.	1,095,000	44,890
Shenji Kunming Machine Tool Co., Ltd.	95,000	82,050
#Shenzhen Expressway Co., Ltd.	1,724,400	902,750
*Shenzhen International Holdings, Ltd.	42,344,300	3,151,426
*Shenzhen Investment, Ltd.	10,080,000	3,593,117
#*Shenzhou International Group	128,000	160,526
*Shimao Property Holdings, Ltd.	508,500	779,887
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,310,641
*Shui On Land, Ltd.	1,376,500	651,926
#Sichuan Expressway Co., Ltd.	1,552,000	839,077
*Sichuan Xinhua Winshare Chainstore Co., Ltd.	83,000	34,377
#*Silver Grant International Industries, Ltd.	520,000	183,786
*SinoCom Software Group, Ltd.	1,662,200	215,202
*Sinofert Holdings, Ltd.	30,000	17,376
*Sinolink Worldwide Holdings, Ltd.	10,218,800	1,666,053
*SinoMedia Holding, Ltd.	52,000	13,799
*Sino-Ocean Land Holdings, Ltd.	1,516,294	1,225,620
*Sinopec Kantons Holdings, Ltd.	112,000	49,064
*Sinopec Yizheng Chemical Fibre Co., Ltd.	784,000	192,765
#*Sinotruk Hong Kong, Ltd.	496,000	577,427
#Skyworth Digital Holdings, Ltd.	6,543,562	6,298,328
*Soho China, Ltd.	1,031,500	503,678
*Solargiga Energy Holdings, Ltd.	9,000	2,000

1261

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*SPG Land Holdings, Ltd.	108,000	$53,869
#*SRE Group, Ltd.	11,833,053	1,053,969
*TCL Communication Technology Holdings, Ltd.	2,068,198	522,490
*TCL Multimedia Technology Holdings, Ltd.	2,068,510	1,661,847
*Tian An China Investments Co., Ltd.	23,000	14,351
*Tiangong International Co., Ltd.	42,000	13,383
#*Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	525,114
#Tianjin Development Holdings, Ltd.	1,515,800	927,924
#*Tianneng Power International, Ltd.	220,000	83,051
*Tomson Group, Ltd.	212,000	82,935
#Towngas China Co., Ltd.	2,893,000	1,177,640
*TPV Technology, Ltd.	8,995,821	5,654,288
*Travelsky Technology, Ltd.	233,000	191,070
Truly International Holdings, Ltd.	22,000	26,266
#*Uni-President China Holdings, Ltd.	481,000	291,107
*United Energy Group, Ltd.	1,256,000	91,804
#*Vinda International Holdings, Ltd.	175,000	111,760
#*Wasion Group Holdings, Ltd.	176,000	121,614
Weichai Power Co., Ltd.	51,600	373,902
*Weiqiao Textile Co., Ltd.	2,212,000	1,465,194
*Welling Holdings, Ltd.	1,468,000	65,727
*Wuyi International Pharmaceutical Co., Ltd.	245,000	23,899
#*Xiamen International Port Co., Ltd.	5,166,000	929,813
Xinao Gas Holdings, Ltd.	2,178,000	5,164,589
#*Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	121,314
#*Xiwang Sugar Holdings Co., Ltd.	1,803,178	553,811
#*XTEP International Holdings, Ltd.	186,500	114,680
*Zhaojin Mining Industry Co., Ltd.	255,500	456,546
Zhejiang Expressway Co., Ltd.	208,000	180,714
*Zhejiang Glass Co., Ltd.	445,000	155,311
*Zhong An Real Estate, Ltd.	181,000	55,626
*Zhuzhou CSR Times Electric Co., Ltd.	186,000	342,609

TOTAL CHINA		144,970,755

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	756,379
*Egis Gyogyszergyar NYRT	2,076	191,825
*FHB Mortgage Bank NYRT	70,611	492,312
*Fotex Holding SE Co., Ltd.	119,895	234,502
*PannErgy P.L.C.	127,046	498,436
*RABA Automotive Holding NYRT	272,605	1,012,078
Zwack Unicum NYRT	1,100	96,817

TOTAL HUNGARY		3,282,349

INDIA — (11.7%)
*3M India, Ltd.	4,899	195,279
Aban Offshore, Ltd.	9,546	247,338
*Abhishek Industries, Ltd.	172,482	57,451
*Adhunik Metaliks, Ltd.	11,030	26,591
*Aditya Birla Nuvo, Ltd.	25,024	458,931
Ador Welding, Ltd.	8,088	29,726
*Agro Tech Foods, Ltd.	39,674	228,361
*AIA Engineering, Ltd.	17,307	128,857
*Ajmera Realty & Infra India, Ltd.	33,510	136,715
*Alembic, Ltd.	265,727	259,457
*Allahabad Bank, Ltd.	81,509	249,078
*Allcargo Global Logistics, Ltd.	2,424	10,397
*Alok Industries, Ltd.	969,073	551,831
Alstom Projects India, Ltd.	16,077	182,751
*Amara Raja Batteries, Ltd.	5,734	19,277
*Andhra Bank	81,607	186,573

1262

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Ansal Properties & Infrastructure, Ltd.	196,315	$283,251
*Apollo Hospitals Enterprise, Ltd.	124,821	1,835,963
*Apollo Tyres, Ltd.	663,125	750,743
*Aptech, Ltd.	69,254	256,372
*Arvind Mills, Ltd.	279,573	228,509
*Asahi India Glass, Ltd.	220,013	311,799
*Ashapura Minechem, Ltd.	62,965	99,040
*Ashok Leyland, Ltd.	473,432	511,695
*Asian Hotels, Ltd.	26,208	280,688
Aurobindo Pharma, Ltd.	108,294	1,972,386
Automotive Axles, Ltd.	19,185	154,739
*Avaya GlobalConnect, Ltd.	5,050	21,838
Aventis Pharma, Ltd.	23,466	788,571
*Bajaj Auto Finance, Ltd.	54,772	362,657
*Bajaj Electricals, Ltd.	7,410	28,264
*Bajaj Hindusthan, Ltd.	81,444	356,755
*Bajaj Holdings & Investment, Ltd.	29,809	363,855
Balaji Telefilms, Ltd.	131,073	153,135
Ballarpur Industries, Ltd.	910,052	499,883
*Balmer Lawrie & Co., Ltd.	23,290	299,633
*Balrampur Chini Mills, Ltd.	745,160	1,927,955
*Bank of Maharashtra, Ltd.	437,791	497,785
*Bank of Rajasthan, Ltd.	221,503	322,018
Bannari Amman Sugars, Ltd.	15,919	403,919
BASF India, Ltd.	2,602	20,270
Bata India, Ltd.	86,199	335,325
*BEML, Ltd.	8,967	206,252
*Bengal & Assam Co., Ltd.	3,943	14,111
Berger Paints India, Ltd.	531,407	644,335
Bharat Electronics, Ltd.	11,630	491,764
*Bharat Forge, Ltd.	110,747	636,363
*Bharati Shipyard, Ltd.	44,652	291,115
*Bhushan Steel & Strips, Ltd.	78,309	2,443,849
*Binani Cement, Ltd.	14,732	22,648
*Biocon, Ltd.	56,399	327,555
Birla Corp., Ltd.	104,359	829,002
Blue Dart Express, Ltd.	16,011	200,633
Blue Star, Ltd.	119,701	980,522
Bombay Burmah Trading Co.	10,000	71,720
*Bombay Dyeing & Manufacturing Co., Ltd.	56,142	658,553
*Bombay Rayon Fashions, Ltd.	37,443	164,581
Britannia Industries, Ltd.	30,375	1,035,205
Cadila Healthcare, Ltd.	72,934	1,121,695
Carborundum Universal, Ltd.	152,175	617,880
*Central Bank Of India	71,241	231,182
Centum Electronics, Ltd.	9,432	14,524
*Century Enka, Ltd.	7,619	44,748
*Century Textiles & Industries, Ltd.	6,028	66,727
CESC, Ltd.	164,998	1,397,993
*Chambal Fertilizers & Chemicals, Ltd.	539,201	755,633
*Chemplast Sanmar, Ltd.	79,745	16,796
*Chennai Petroleum Corp., Ltd.	155,542	790,339
*Cholamandalam DBS Finance, Ltd.	38,368	51,714
*City Union Bank, Ltd.	630,312	408,538
*Clariant Chemicals (India), Ltd.	25,417	232,868
CMC, Ltd.	29,221	772,099
*Coromandel International, Ltd.	218,553	1,321,464
*Corp. Bank	47,850	440,222
*Cranes Software International, Ltd.	182,944	92,778
Crisil, Ltd.	10,145	1,057,026
Crompton Greaves, Ltd.	51,564	483,126

1263

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Cummins India, Ltd.	54,392	$525,972
*Dalmia Cement (Bharat), Ltd.	60,289	221,033
DCM Shriram Consolidated, Ltd.	258,455	321,534
*Deccan Chronicle Holdings, Ltd.	5,984	19,141
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	324,781
*Dewan Housing Finance Corp., Ltd.	14,876	62,832
*Dish TV (India), Ltd.	31,237	28,527
*Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	519,167
Divi’s Laboratories, Ltd.	23,752	313,038
*E.I.D. - Parry (India), Ltd.	142,978	1,149,247
*Edelweiss Capital, Ltd.	10,155	96,130
*Eicher Motors, Ltd.	44,035	529,635
*EIH, Ltd.	136,145	365,749
*Elder Pharmaceuticals, Ltd.	41,972	294,961
*Electrosteel Casings, Ltd.	384,060	393,120
Elgi Equipments, Ltd.	112,237	198,277
*Era Infra Engineering, Ltd.	18,273	77,642
Esab India, Ltd.	26,438	308,605
*Escorts, Ltd.	105,268	279,789
*Ess Dee Aluminium, Ltd.	1,868	14,290
*Essar Shipping Ports & Logistics, Ltd.	62,064	95,172
*Essel Propack, Ltd.	229,455	227,507
*Eveready Industries (India), Ltd.	108,836	135,414
Everest Kanto Cylinder, Ltd.	35,000	100,138
Exide Industries, Ltd.	923,744	2,219,148
*FAG Bearings (India), Ltd.	26,817	317,108
*FDC, Ltd.	245,896	376,874
*Federal Bank, Ltd.	279,298	1,538,575
Financial Technologies (India), Ltd.	29,448	971,492
*Finolex Cables, Ltd.	253,437	285,123
*Finolex Industries, Ltd.	229,394	282,519
*Fortis Healthcare, Ltd.	42,000	128,718
*Fresenius Kabi Oncology, Ltd.	7,629	18,391
*Gammon India, Ltd.	141,799	734,396
*Geodesic, Ltd.	144,811	403,822
GHCL, Ltd.	159,986	154,224
Gillette India, Ltd.	9,020	255,423
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	1,642,117
Glenmark Pharmaceuticals, Ltd.	113,321	591,741
*Godfrey Phillips India, Ltd.	2,778	116,050
Godrej Consumer Products, Ltd.	295,660	1,505,946
*Godrej Industries, Ltd.	146,574	464,327
*Goetze (India), Ltd.	60,504	198,972
*Graphite India, Ltd.	221,802	412,838
*Great Eastern Shipping Co., Ltd.	78,007	479,386
*Great Offshore, Ltd.	42,090	381,810
Greaves Cotton, Ltd.	92,367	532,393
*Grindwell Norton, Ltd.	4,604	14,299
*Gruh Finance, Ltd.	4,467	19,094
*GTL Infrastructure, Ltd.	516,486	472,320
*GTL, Ltd.	172,195	1,515,634
*Gujarat Alkalies & Chemicals, Ltd.	135,835	363,184
Gujarat Ambuja Exports, Ltd.	180,510	79,520
Gujarat Fluorochemicals, Ltd.	145,154	500,213
Gujarat Gas Co., Ltd.	171,320	868,903
*Gujarat Mineral Development Corp., Ltd.	19,959	62,653
*Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	482,413
*Gujarat State Fertilizers & Chemicals, Ltd.	97,061	448,658
Gujarat State Petronet, Ltd.	138,074	270,206
*GVK Power & Infrastructure, Ltd.	788,303	765,543
*H.E.G., Ltd.	66,578	490,691

1264

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
HCL Infosystems, Ltd.	280,963	$784,307
*HeidelbergCement India, Ltd.	274,729	254,458
*Hexaware Technologies, Ltd.	166,745	295,150
*Hikal, Ltd.	17,498	145,149
*Himachal Futuristic Communications, Ltd.	705,174	224,064
*Hinduja Global Solutions, Ltd.	36,075	349,763
*Hinduja Ventures, Ltd.	36,075	245,738
*Hindustan Construction Co., Ltd.	512,201	1,486,808
*Hindustan Oil Exploration Co., Ltd.	68,772	372,349
*Honeywell Automation India, Ltd.	6,781	333,408
*Hotel Leelaventure, Ltd.	513,732	529,696
*Housing Development & Infrastructure, Ltd.	112,538	798,584
HSIL, Ltd.	69,904	115,102
*HT Media, Ltd.	7,897	25,018
*IBN18 Broadcast , Ltd.	6,329	15,774
*ICI India, Ltd.	50,985	667,267
*ICSA (India), Ltd.	8,443	29,338
*IDBI Bank, Ltd.	172,400	452,106
*India Cements, Ltd.	148,839	356,649
*India Infoline, Ltd.	94,224	240,296
*Indiabulls Financial Services, Ltd.	226,804	528,851
*Indiabulls Real Estate, Ltd.	282,481	1,063,060
*Indian Bank	61,204	237,835
*Indian Hotels Co., Ltd.	640,595	1,282,179
*Indian Overseas Bank	196,756	392,550
*Indo Rama Synthetics (India), Ltd.	136,867	104,427
Indoco Remedies, Ltd.	12,300	86,456
*IndusInd Bank, Ltd.	447,357	1,429,295
*INEIS ABS India, Ltd.	23,441	88,863
*Info Edge India, Ltd.	1,891	34,809
*Infomedia 18, Ltd.	59,475	46,630
*Infotech Enterprises, Ltd.	87,418	661,699
*ING Vysya Bank, Ltd.	19,494	103,820
*Ipca Laboratories, Ltd.	32,746	785,542
IRB Infrastructure Developers, Ltd.	215,222	1,155,934
*IVRCL Infrastructures & Projects, Ltd.	246,781	1,630,076
*J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	179,195
*Jagran Prakashan, Ltd.	31,399	81,380
*Jai Balaji Industries, Ltd.	3,600	18,565
Jain Irrigation Systems, Ltd.	111,368	1,765,579
Jaiprakash Hydro Power, Ltd.	236,636	353,521
*Jammu & Kashmir Bank, Ltd.	74,481	949,336
*JBF Industries, Ltd.	99,101	245,774
*Jet Airways (India), Ltd.	15,491	172,205
*Jindal Drilling & Industries, Ltd.	7,422	85,283
*Jindal Poly Films, Ltd.	29,404	237,123
*Jindal Saw, Ltd.	367,590	1,412,529
*Jindal South West Holdings, Ltd.	745	27,745
*JSL, Ltd.	207,228	464,299
*Jubilant Organosys, Ltd.	91,504	637,017
Jyoti Structures, Ltd.	116,466	416,727
*K.S.B. Pumps, Ltd.	15,895	135,395
*Kalpataru Power Transmission, Ltd.	1,419	31,755
*Karnataka Bank, Ltd.	198,190	558,633
*Karur Vysya Bank, Ltd.	82,955	717,077
KEC International, Ltd.	50,258	625,696
Kesoram Industries, Ltd.	83,108	611,662
*Kirloskar Brothers, Ltd.	1,090	5,671
*Kirloskar Oil Engines, Ltd.	364,353	1,263,106
Koutons Retail India, Ltd.	6,600	57,607
KPIT Cummins Infosystems, Ltd.	107,009	255,730

1265

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*KS Oils, Ltd.	254,017	$388,117
*Lakshmi Machine Works, Ltd.	5,560	229,971
*Lanco Infratech, Ltd.	142,510	142,933
*LIC Housing Finance, Ltd.	148,431	2,482,282
Lupin, Ltd.	40,135	1,226,028
Madras Cements, Ltd.	51,240	118,881
Mahanagar Telephone Nigam, Ltd.	290,051	472,884
*Maharashtra Scooters, Ltd.	4,550	23,705
*Maharashtra Seamless, Ltd.	99,628	736,470
*Mahindra Lifespace Developers, Ltd.	56,900	460,535
Mangalam Cement, Ltd.	18,450	59,497
Marico, Ltd.	788,109	1,678,635
*Mastek, Ltd.	59,764	489,304
*MAX India, Ltd.	261,485	1,169,087
*McLeod Russel India, Ltd.	4,391	21,692
*Megasoft, Ltd.	21,301	11,702
*Mercator Lines, Ltd.	350,017	447,613
*Merck, Ltd.	20,256	262,567
Micro Inks, Ltd.	11,233	144,638
*Monnet Ispat, Ltd.	67,091	552,443
Monsanto India, Ltd.	11,378	419,627
*Moser Baer (India), Ltd.	372,370	631,364
Motherson Sumi Systems, Ltd.	628,155	1,917,597
Mphasis, Ltd.	214,746	3,153,974
MPS, Ltd.	479	633
MRF, Ltd.	5,580	699,558
Mukta Arts, Ltd.	672	803
*Nagarjuna Construction Co., Ltd.	309,858	1,056,680
*Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	419,647
*Nahar Capital & Financial Services, Ltd.	31,896	41,927
Nahar Poly Films, Ltd.	45,938	24,892
*Nahar Spinning Mills, Ltd.	67,990	123,609
Navneet Publications (India), Ltd.	169,970	170,203
*NESCO, Ltd.	567	13,270
*NIIT Technologies, Ltd.	114,330	419,726
*NIIT, Ltd.	340,635	511,253
*Nirma, Ltd.	28,800	121,352
*NOCIL, Ltd.	201,948	101,709
Nucleus Software Exports, Ltd.	42,062	113,697
*OCL India, Ltd.	56,194	153,436
*Octav Investments, Ltd.	4,020	1,652
Omax Autos, Ltd.	17,939	19,722
*OMAXE, Ltd.	21,929	44,450
*OnMobile Global, Ltd.	15,514	134,564
Opto Circuits India, Ltd.	347,144	1,594,507
*Orbit Corp., Ltd.	12,843	80,682
*Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	388,876
*Orient Paper & Industries, Ltd.	238,530	232,758
*Oriental Bank of Commerce	46,659	268,047
*Panacea Biotec, Ltd.	104,341	486,309
Pantaloon Retail India, Ltd.	2,575	23,642
Pantaloon Retail India, Ltd. Class B	257	1,320
*Parsvnath Developers, Ltd.	20,034	55,689
*Patel Engineering, Ltd.	73,297	698,949
*Patni Computer Systems, Ltd.	38,820	389,357
*Patni Computer Systems, Ltd. ADR	18,200	348,894
*Peninsula Land, Ltd.	31,686	54,454
*Petronet LNG, Ltd.	641,661	1,085,205
Pidilite Industries, Ltd.	428,203	1,809,795
Piramal Healthcare, Ltd.	90,732	718,575
*Polaris Software Lab, Ltd.	125,423	430,121

1266

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Praj Industries, Ltd.	237,984	$446,783
*Prakash Industries, Ltd.	35,972	146,704
*Pricol, Ltd.	86,536	41,727
*Prism Cements, Ltd.	411,116	398,958
*PSL, Ltd.	63,467	201,649
*PTC India, Ltd.	323,705	765,360
*Punj Lloyd, Ltd.	191,267	773,507
*PVP Ventures, Ltd.	43,697	20,148
Radico Khaitan, Ltd.	133,619	334,610
*Rain Commodities, Ltd.	76,883	332,982
*Rallis India, Ltd.	19,769	459,071
*Rama Newsprint & Papers, Ltd.	69,017	49,670
*Raymond, Ltd.	98,113	490,557
Redington India, Ltd.	5,023	32,634
REI Agro, Ltd.	426,720	486,322
*Rei Six Ten Retail, Ltd.	198,134	444,113
Reliance Industrial Infrastructure, Ltd.	18,341	350,457
*Reliance Media World, Ltd.	66,472	98,981
*Reliance MediaWorks, Ltd.	66,472	339,192
Rico Auto Industries, Ltd.	136,391	77,266
Rolta India, Ltd.	266,216	1,169,287
*Ruchi Soya Industries, Ltd.	371,710	698,428
*Satyam Computer Services, Ltd.	492,385	1,051,408
*SEAMEC, Ltd.	58,658	258,265
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	4,267	32,826
*Shopper’s Stop, Ltd.	6,910	50,533
*Shree Ashtavinyak Cine Vision, Ltd.	11,818	20,594
Shree Cement, Ltd.	9,509	410,667
*Shree Precoated Steels, Ltd.	61,957	22,477
Shree Renuka Sugars, Ltd.	73,786	324,257
Shriram Transport Finance Co., Ltd.	260,052	2,751,690
*Sicagen India, Ltd.	41,648	14,771
*Sical Logistics, Ltd.	4,846	9,109
*Simplex Infrastructures, Ltd.	1,045	11,421
*SKF India, Ltd.	68,494	534,511
*Sobha Developers, Ltd.	10,655	62,148
*Solar Industries India, Ltd.	937	8,513
Solectron EMS India, Ltd.	9,432	8,981
*Sona Koyo Steering Systems, Ltd.	233,120	94,088
Sonata Software, Ltd.	155,438	196,012
*South India Bank, Ltd.	163,780	484,923
*SREI Infrastructure Finance, Ltd.	165,360	243,591
SRF, Ltd.	101,277	420,809
Sterling Biotech, Ltd.	413,088	838,729
*Sterlite Technologies, Ltd.	95,694	826,416
*Strides Arcolab, Ltd.	64,472	394,401
*Sun Pharma Advanced Research Co., Ltd.	147,386	245,121
Sun TV Network, Ltd.	29,505	243,434
*Sundaram Finance, Ltd.	4,607	33,662
Sundaram-Clayton, Ltd.	7,780	19,172
*Sundram Fastners, Ltd.	365,122	461,615
Supreme Industries, Ltd.	22,265	208,232
Supreme Petrochem, Ltd.	144,830	97,890
Swaraj Engines, Ltd.	3,100	20,619
*Syndicate Bank	375,000	692,059
Taj GVK Hotels and Resorts, Ltd.	83,666	259,726
*Tata Chemicals, Ltd.	40,145	257,339
#*Tata Communications, Ltd. ADR	54,800	733,772
Tata Elxsi, Ltd.	51,574	301,692
*Tata Investment Corp., Ltd.	44,578	496,739
*Tata Metaliks, Ltd.	10,815	32,650

1267

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Tata Tea, Ltd.	32,192	$635,820
*Tata Teleservices Maharashtra, Ltd.	893,799	486,374
*Tech Mahindra, Ltd.	35,723	748,474
*Teledata Marine Solutions	152,395	113,050
*Teledata Technology Solutions, Ltd.	152,395	14,871
Texmaco, Ltd.	155,901	499,422
Thermax, Ltd.	35,410	493,759
Thomas Cook (India), Ltd.	134,500	191,305
*Timken India, Ltd.	5,884	13,499
Titan Industries, Ltd.	14,800	476,083
Torrent Pharmaceuticals, Ltd.	116,854	1,113,947
Torrent Power, Ltd.	20,643	129,466
*Trent, Ltd.	18,895	323,561
Triveni Engineering & Industries, Ltd.	29,067	76,088
*Tube Investments of India, Ltd.	290,925	466,273
Tulip Telecom, Ltd.	12,538	256,141
*TVS Motor Co., Ltd.	92,814	147,953
*UCO Bank	483,746	624,790
*Unichem Laboratories, Ltd.	52,347	384,603
*United Phosphorus, Ltd.	323,860	1,077,448
*Usha Martin, Ltd.	433,015	757,147
*Vardhman Textiles, Ltd.	76,291	391,798
*Varun Shipping Co., Ltd.	213,797	242,394
Vesuvius India, Ltd.	1,802	8,061
*Videocon Industries, Ltd.	76,102	369,952
*Vijaya Bank	191,841	208,393
*Voltamp Transformers, Ltd.	934	17,286
*WABCO-TVS (India), Ltd.	3,890	54,799
*Welspun Global Brands, Ltd.	9,265	4,214
*Welspun India, Ltd.	92,659	152,577
*Welspun Investments, Ltd.	4,632	2,107
*Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,653,122
*Wockhardt, Ltd.	52,983	195,225
Wyeth, Ltd.	37,441	569,501
*Yes Bank, Ltd.	160,036	860,512
*Zee Entertainment Enterprises, Ltd.	156,288	880,585
*Zee News, Ltd.	31,443	40,503
Zensar Technologies, Ltd.	41,117	273,647
*Zuari Industries, Ltd.	48,751	486,248
Zydus Wellness, Ltd.	17,414	103,303

TOTAL INDIA		157,558,384

INDONESIA — (3.1%)
*PT AKR Corporindo Tbk	1,566,000	195,272
PT Aneka Tambang Tbk	6,700,500	1,505,815
*PT Asahimas Flat Glass Tbk	983,000	188,584
*PT Bakrie & Brothers Tbk	78,238,500	696,030
*PT Bakrie Sumatera Plantations Tbk	6,833,500	418,447
*PT Bakrie Telecom Tbk	20,511,500	320,090
*PT Bakrieland Development Tbk	32,742,250	898,345
*PT Bank Bukopin Tbk	3,563,500	145,576
*PT Bank Pan Indonesia Tbk	26,324,875	2,231,587
*PT Bank Tabungan Pensiunan Nasional Tbk	53,500	30,677
*PT Barito Pacific Tbk	2,510,500	327,343
*PT Berlian Laju Tanker Tbk	12,848,933	938,109
*PT Bhakti Investama Tbk	23,458,100	597,544
*PT Bisi International Tbk	3,813,000	623,139
*PT Budi Acid Jaya Tbk	5,947,000	130,007
*PT Central Proteinaprima Tbk	21,920,000	115,960
*PT Charoen Pokphand Indonesia Tbk	6,835,500	1,606,567
*PT Ciputra Development Tbk	3,913,000	282,443

1268

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Ciputra Surya Tbk	1,642,000	$91,872
PT Citra Marga Nusaphala Persada Tbk	6,948,000	630,010
*PT Clipan Finance Indonesia Tbk	1,482,000	40,158
*PT Darma Henwa Tbk	17,608,100	225,406
*PT Davomas Adabi Tbk	41,920,000	224,171
*PT Delta Dunia Makmur Tbk	12,220,000	2,323,000
PT Dynaplast Tbk	1,038,000	95,474
*PT Energi Mega Persada Tbk	21,237,000	390,539
*PT Ever Shine Textile Tbk	4,029,640	26,290
PT Global Mediacom Tbk	17,076,500	451,458
*PT Gozco Plantations Tbk	2,119,000	57,280
*PT Hanson International Tbk	5,038,000	26,941
*PT Hero Supermarket Tbk	33,000	14,118
*PT Hexindo Adiperkasa Tbk	730,500	282,795
*PT Holcim Indonesia Tbk	9,852,500	1,700,755
*PT Indah Kiat Pulp and Paper Corp. Tbk	4,327,000	999,456
*PT Indo Tambangraya Megah Tbk	136,500	455,424
*PT Indofood Sukses Makmur Tbk	7,668,000	2,929,227
*PT Indo-Rama Synthetics Tbk	485,000	28,400
#PT Indosat Tbk ADR	2,700	79,299
*PT Intiland Development Tbk	2,097,400	193,422
*PT Japfa Comfeed Indonesia Tbk	214,000	29,156
PT Jasa Marga Tbk	3,872,500	740,589
*PT Jaya Real Property Tbk	1,967,500	168,342
*PT Kalbe Farma Tbk	14,904,238	2,439,243
*PT Kawasan Industry Jababeka Tbk	96,647,500	1,224,131
*PT Keramika Indonesia Assosiasi Tbk	100,000	2,460
*PT Lippo Karawaci Tbk	35,036,250	1,980,882
*PT Matahari Putra Prima Tbk	2,543,000	332,884
*PT Mayorah Indah Tbk	2,272,500	1,009,280
*PT Medco Energi International Tbk	3,599,500	915,776
*PT Mitra Adiperkasa Tbk	3,015,000	233,561
*PT Mitra Rajasa Tbk	4,391,000	140,272
*PT Modern Photo Tbk	40,000	1,143
*PT Pakuwon Jati Tbk	791,500	46,207
*PT Panasia Indosyntec Tbk	79,000	1,986
*PT Panin Insurance Tbk	6,609,000	178,343
*PT Panin Life Tbk	23,792,000	383,185
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	778,000	698,307
*PT Pioneerindo Gourmet International Tbk	29,000	868
*PT Polaris Investama Tbk	2,730,500	232,693
*PT Polychem Indonesia Tbk	4,228,000	59,719
*PT Prasidha Aneka Niaga Tbk	84,000	988
*PT Ramayana Lestari Sentosa Tbk	14,295,000	1,328,195
*PT Sampoerna Agro Tbk	1,162,000	348,392
*PT Samudera Indonesia Tbk	223,000	89,352
PT Selamat Semp Tbk	1,920,000	174,545
*PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	346,601
*PT Sorini Agro Asia Corporindo Tbk	628,500	99,576
*PT Sumalindo Lestari Jaya Tbk	250	10
*PT Summarecon Agung Tbk	16,534,532	1,225,012
*PT Sunson Textile Manufacturer Tbk	2,325,500	62,179
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	773
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	69,030
*PT Suryamas Dutamakmur Tbk	125,000	1,163
*PT Texmaco Jaya Tbk	93,000	29,342
*PT Timah Tbk	8,795,000	2,072,148
*PT Trada Maritime Tbk	514,000	28,906
PT Trias Sentosa Tbk	38,725,600	813,336
*PT Trimegah Sec Tbk	9,961,000	203,481

1269

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Truba Alam Manunggal Engineering Tbk	10,474,000	$136,764
PT Tunas Ridean Tbk	3,459,500	688,430
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	23,675
*PT Unggul Indah Cahaya Tbk	48,239	10,796
*PT Wijaya Karya Tbk	1,819,000	60,947

TOTAL INDONESIA		41,149,698

ISRAEL — (2.5%)
*Africa-Israel Investments, Ltd.	21,693	249,871
Alony Hetz Properties & Investments, Ltd.	229,187	871,091
*Alvarion, Ltd.	102,477	407,176
*Analyst IMS Investment Management Services, Ltd.	700	6,554
*AudioCodes, Ltd.	111,296	350,620
*AudioCodes, Ltd. ADR	82,926	257,071
*Azorim Investment Development & Construction Co., Ltd.	58,001	312,728
*Baran Group, Ltd.	9,500	46,470
*Beit Shemesh Engines Holdings, Ltd.	—	—
*Blue Square-Israel, Ltd.	59,119	608,514
Clal Industries, Ltd.	39,800	257,228
*Clal Insurance Enterprise Holdings, Ltd.	138,597	3,235,745
*Compugen, Ltd.	11,938	46,821
Dan Vehicle & Transportation	32,628	245,410
Delek Automotive Systems, Ltd.	37,228	461,451
*Delta-Galil Industries, Ltd.	31,301	243,369
*Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	113,083
*Elbit Medical Imaging, Ltd.	37,507	836,403
*Electra (Israel), Ltd.	4,719	481,888
*Electra Real Estate, Ltd.	23,202	197,287
*Feuchtwanger Investments, Ltd.	4,200	14
*First International Bank of Israel, Ltd. (6123804)	250,900	846,082
*First International Bank of Israel, Ltd. (6123815)	26,108	446,184
FMS Enterprises Migun, Ltd.	10,169	406,460
*Formula Systems, Ltd.	18,238	205,021
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	155,741	1,442,984
*Granite Hacarmel Investments, Ltd.	19,200	46,649
*Hadera Paper, Ltd.	8,541	613,797
*Hamlet (Israel-Canada), Ltd.	6,342	35,341
*Harel Insurance Investments & Finances, Ltd.	49,511	2,559,687
*Hot Telecommunications Systems	68,469	842,898
IBI Investment House, Ltd.	6,530	78,795
Industrial Building Corp., Ltd.	276,524	450,758
*Israel Discount Bank, Ltd.	885,303	1,991,360
Israel Land Development Co., Ltd. (The)	34,759	167,123
*Ituran Location & Control, Ltd.	31,200	410,761
*Jerusalem Oil Exploration, Ltd.	18,145	344,655
*Knafaim Arkia Holdings, Ltd.	27,233	125,199
*Leader Holding & Investments, Ltd.	74,777	17,834
*Magic Software Enterprises, Ltd.	43,946	72,539
*Menorah Mivtachim Holdings, Ltd.	29,926	374,477
Mer Industries, Ltd.	15,710	120,006
*Metalink, Ltd.	38,682	9,409
*Metis Capital, Ltd.	1,079	5,008
Middle East Tube Co., Ltd.	13,500	25,127
*Migdal Insurance & Financial Holdings, Ltd.	242,339	469,297
*Mivtach Shamir Holdings, Ltd.	16,251	451,628
*Mizrahi Tefahot Bank, Ltd.	173,961	1,554,621
*Naphtha Israel Petroleum Corp.	24,647	117,304
*Neto M.E. Holdings, Ltd.	6,938	274,245
O.R.T. Technologies, Ltd.	6,000	46,700
*OCIF Investments and Development, Ltd.	5,002	23,388

1270

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Oil Refineries, Ltd.	1,901,697	$976,027
*Orckit Communications, Ltd.	83,478	264,874
*Ormat Industries, Ltd.	35,000	292,877
Osem Investment, Ltd.	1	9
*Paz Oil Co., Ltd.	1,200	169,979
*Retalix, Ltd.	11,628	155,335
*Scailex Corp., Ltd.	42,484	827,592
Shikun & Binui, Ltd.	815,326	1,588,826
Spectronix, Ltd.	4,387	47,988
Strauss Group, Ltd.	34,182	484,321
*Suny Electronic, Ltd.	24,470	235,923
Super-Sol, Ltd. Series B	449,336	2,555,234
*Tower Semiconductor, Ltd.	775,493	908,310
*TTI Team Telecom International, Ltd. ADR	12,465	20,318
*Union Bank of Israel, Ltd.	143,158	748,624
*Urdan Industries, Ltd.	303,535	133,667
*VeriFone Holdings, Inc.	—	6

TOTAL ISRAEL		33,214,041

MALAYSIA — (5.2%)
*A&M Realty Berhad	130,000	25,952
Acoustech Berhad	156,200	34,473
Aeon Co. Berhad	974,200	1,496,237
Affin Holdings Berhad	286,400	214,948
*Airasia Berhad	306,700	121,978
*Alam Maritim Resources Berhad	59,000	32,714
Al-’Aqar KPJ REIT Berhad	75,371	21,934
*AMBD Berhad	716,033	90,350
Amway (Malaysia) Holdings Berhad	396,700	848,362
*Ancom Berhad	400,500	72,923
Ann Joo Resources Berhad	981,750	801,372
*Anson Perdana Berhad	10,000	132
*APM Automotive Holdings Berhad	215,100	194,773
*Asas Dunia Berhad	137,000	27,648
*Asia Pacific Land Berhad	1,888,600	174,089
*Bandar Raya Developments Berhad	1,190,200	528,104
*Berjaya Assets Berhad	684,000	96,475
Berjaya Corp. Berhad	4,195,800	1,506,764
Berjaya Land Berhad	933,500	1,108,285
*Berjaya Media Berhad	104,895	31,837
Bimb Holdings Berhad	926,600	322,326
Bintulu Port Holdings Berhad	23,400	42,923
*Bolton Properties Berhad	674,600	129,433
*Boustead Heavy Industries Corp. Berhad	51,400	72,098
Boustead Holdings Berhad	706,520	702,236
*Cahya Mata Sarawak Berhad	823,600	428,271
Carlsberg Brewery Malaysia Berhad	655,600	875,685
CB Industrial Product Holding Berhad	111,800	94,788
*Chemical Co. of Malaysia Berhad	472,600	297,508
*Chin Teck Plantations Berhad	33,000	72,212
*CSC Steel Holdings Berhad	89,900	35,746
*Cycle & Carriage Bintang Berhad	15,000	18,030
*Datuk Keramik Holdings Berhad	24,000	—
Dialog Group Berhad	3,635,280	1,453,193
*Dijaya Corp. Berhad	199,600	52,594
DNP Holdings Berhad	544,400	227,090
*DRB-Hicom Berhad	2,020,500	613,383
*Dreamgate Corp. Berhad	100,000	4,523
Dutch Lady Milk Industries Berhad	125,700	442,207
*Eastern & Oriental Berhad	866,200	253,997
*Eastern Pacific Industrial Corp. Berhad	218,100	98,491

1271

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*ECM Libra Avenue Berhad	1,592,777	$316,043
*Encorp Berhad	196,700	57,345
Eng Kah Corp. Berhad	32,000	21,964
*Esso Malaysia Berhad	420,600	308,959
*Evergreen Fibreboard Berhad	56,400	23,862
Faber Group Berhad	538,000	252,154
*Far East Holdings Berhad	61,500	123,859
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	322,700	1,039,211
*General Corp. Berhad	225,100	82,866
George Kent (Malaysia) Berhad	34,200	8,789
*GHL Systems Berhad	2	—
Globetronics Technology Berhad	517,560	140,701
Glomac Berhad	370,200	146,092
*Gold Is Berhad	419,400	154,029
*Golden Plus Holdings Berhad	216,000	66,491
Grand United Holdings Berhad	787,000	229,761
Guiness Anchor Berhad	787,900	1,570,254
*GuocoLand (Malaysia) Berhad	1,359,800	391,976
Hai-O Enterprise Berhad	35,900	88,172
*Hap Seng Consolidated Berhad	1,015,900	710,377
*Hap Seng Plantations Holdings Berhad	47,200	32,523
*HLG Capital Berhad	90,000	32,647
Hock Seng Lee Berhad	1,010,300	341,982
Hong Leong Industries Berhad	605,900	847,478
*Hovid Berhad	1,803,300	136,499
*Hubline Berhad	1,129,100	69,109
Hume Industries (Malaysia) Berhad	412,267	514,978
*Hunza Properties Berhad	446,200	160,720
Hwang-DBS (Malaysia) Berhad	293,200	149,216
*IGB Corp. Berhad	669,800	353,769
*IJM Land Berhad	1,807,400	1,147,256
IJM Plantations Berhad	1,188,700	833,346
*Insas Berhad	1,707,888	284,077
Integrated Logistics Berhad	544,300	141,181
*Jaks Resources Berhad	800,700	171,250
*Jaya Tiasa Holdings Berhad	436,390	357,447
JT International Berhad	550,600	822,106
*K & N Kenanga Holdings Berhad	762,300	204,665
*Karambunai Corp. Berhad	3,120,500	63,568
*Keck Seng (Malaysia) Berhad	552,100	637,348
Kencana Petroleum Berhad	1,588,840	723,291
KFC Holdings (Malaysia) Berhad	559,800	1,305,140
*Kian Joo Can Factory Berhad	1,091,080	373,445
Kim Loong Resources Berhad	221,760	133,019
*Kinsteel Berhad	428,200	127,197
KLCC Property Holdings Berhad	256,700	248,885
*KNM Group Berhad	6,269,700	1,339,698
Kossan Rubber Industries Berhad	179,500	321,216
KPJ Healthcare Berhad	819,250	530,902
KrisAssets Holdings Berhad	88,863	75,605
*KSL Holdings Berhad	649,266	238,097
*Kub Malaysia Berhad	1,353,500	182,466
Kuchai Development Berhad	38,100	8,319
*Kulim Malaysia Berhad	536,050	1,137,056
*Kumpulan Europlus Berhad	900,100	120,189
*Kumpulan Hartanah Selangor Berhad	708,600	94,525
*Kumpulan Perangsang Selangor Berhad	351,700	146,713
*Kurnia Asia Berhad	2,485,800	493,156
*Kwantas Corp. Berhad	343,600	175,956
*Landmarks Berhad	923,400	340,228

1272

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*LBS Bina Group Berhad	161,800	$38,001
Leader Universal Holdings Berhad	1,018,700	252,610
Leong Hup Holdings Berhad	397,700	154,721
Lingkaran Trans Kota Holdings Berhad	915,600	772,409
*Lion Corp Berhad	616,300	66,365
Lion Diversified Holdings Berhad	427,000	58,967
Lion Industries Corp. Berhad	947,300	471,354
LPI Capital Berhad	4,000	16,011
*MAA Holdings Berhad	346,666	70,196
*Mah Sing Group Berhad	368,700	195,347
*Malaysia Aica Berhad	48,200	7,156
*Malaysia Building Society Berhad	30,100	8,948
*Malaysian Bulk Carriers Berhad	115,900	104,436
*Malaysian Mosaics Berhad	71,460	26,157
Malaysian Pacific Industries Berhad	339,500	622,822
*Malaysian Resources Corp. Berhad	2,297,766	943,078
*Mancon Berhad	12,000	3,061
Manulife Holdings Berhad	100,800	73,650
Marco Holdings Berhad	2,815,400	98,988
*MBM Resources Berhad	322,366	247,869
*Measat Global Berhad	310,800	170,040
*Media Prima Berhad	1,669,203	861,227
*Mega First Corp. Berhad	361,600	151,651
*MEMS Technology Berhad	1,917,000	19,320
*Metro Kajang Holdings Berhad	138,900	55,840
*Minho (M) Berhad	181,100	22,537
*MK Land Holdings Berhad	862,700	93,067
*MNRB Holdings Berhad	497,100	400,168
*MTD ACPI Engineering Berhad	541,000	83,625
*Mudajaya Group Berhad	84,300	117,007
*Muhibbah Engineering Berhad	750,150	220,462
*Mulpha International Berhad	2,268,650	327,303
Multi-Purpose Holdings Berhad	502,700	273,528
*Naim Holdings Berhad	622,300	543,980
*Narra Industries Berhad	16,000	2,592
*NCB Holdings Berhad	1,147,200	1,038,347
*Nikko Electronics Berhad	36,600	107
Notion VTEC Berhad	258,720	230,340
NTPM Holdings Berhad	1,203,180	202,405
*NV Multi Corp. Berhad	430,900	76,171
*NWP Holdings Berhad	112,000	2,955
*Nylex (Malaysia) Berhad	450,383	97,752
OKS Property Holdings Berhad	206,835	32,300
Oriental Holdings Berhad	23,500	39,523
*OSK Holdings Berhad	1,719,089	636,862
*P.I.E. Industrial Berhad	140,100	162,253
*Pan Malaysia Cement Works Berhad	646,600	25,567
*Pan Malaysian Industries Berhad	1,129,000	19,914
Panasonic Manufacturing Malaysia Berhad	157,184	587,803
*Panglobal Berhad	14,000	7,757
*Paramount Corp. Berhad	24,000	21,442
PBA Holdings Berhad	274,100	73,234
*Pelikan International Corp. Berhad	899,340	340,470
*PJ Development Holdings Berhad	1,070,900	238,569
*POS Malaysia Berhad	127,900	78,711
*Prime Utilities Berhad	3,000	79
Protasco Berhad	575,600	165,092
*Proton Holdings Berhad	707,300	807,317
Puncak Niaga Holdings Berhad	685,020	565,104
QL Resources Berhad	807,660	787,298
QSR Brand Berhad	37,333	35,219

1273

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Ramunia Holdings Berhad	697,287	$83,677
*RCE Capital Berhad	1,023,900	205,920
*Rekapacific Berhad	55,000	—
*Salcon Berhad	702,400	143,227
SapuraCrest Petroleum Berhad	1,343,100	907,351
*Sarawak Oil Palms Berhad	179,660	140,266
*Scientex, Inc. Berhad	344,862	138,981
*Scomi Group Berhad	1,204,600	157,746
*Selangor Dredging Berhad	1,118,200	199,102
Shangri-La Hotels (Malaysia) Berhad	171,200	90,582
*SHL Consolidated Berhad	277,400	96,777
*Sino Hua-An International Berhad	142,500	20,077
*South East Asia Lumber, Inc. Berhad	618,000	74,435
Southern Acids (Malaysia) Berhad	41,000	15,746
Southern Steel Berhad	502,800	359,891
*SPK Sentosa Corp. Berhad	239,000	30,575
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	584,600	546,754
*Subur Tiasa Holdings Berhad	386,085	213,558
Sunrise Berhad	836,008	534,282
*Sunway City Berhad	724,900	677,804
*Sunway Holdings Berhad	1,046,000	405,788
Supermax Corp. Berhad	660,400	968,205
Suria Capital Holdings Berhad	672,800	291,225
Symphony House Berhad	136,586	9,971
*Ta Ann Holdings Berhad	409,380	549,099
*TA Enterprise Berhad	4,878,900	995,899
*TA Global Berhad (B3X17H6)	2,927,340	403,357
*TA Global Berhad (B4LM6X7)	2,927,340	317,536
*Tahp Group Berhad	4,000	3,564
*Talam Corp. Berhad	783,450	27,598
*Tamco Corp. Holdings Berhad	38,025	613
*Tan Chong Motor Holdings Berhad	1,344,900	1,238,361
*TDM Berhad	355,500	168,629
*Tebrau Teguh Berhad	1,016,400	196,644
Thong Guan Industries Berhad	215,100	52,682
*Time Dotcom Berhad	2,372,900	262,801
*Titan Chemicals Corp. Berhad	902,500	334,434
Top Glove Corp. Berhad	555,880	1,820,413
*Tradewinds (Malaysia) Berhad	384,000	303,568
TRC Synergy Berhad	64,800	25,386
UAC Berhad	44,715	41,909
Uchi Technologies Berhad	592,300	226,857
*Unico-Desa Plantations Berhad	1,853,775	421,129
*Unisem (M) Berhad	921,800	591,929
*United Malacca Rubber Estates Berhad	260,700	580,900
United Malayan Land Berhad	13,000	5,423
*United Plantations Berhad	508,900	2,023,923
*VS Industry Berhad	427,326	153,207
Wah Seong Corp. Berhad	1,157,250	784,925
*WCT Berhad	1,873,300	1,437,534
*WTK Holdings Berhad	1,165,000	373,956
*Yeo Hiap Seng (Malaysia) Berhad	56,760	22,781
YTL Cement Berhad	54,800	64,206
*YTL e-Solutions Berhad	3,485,600	793,542
*YTL Land & Development Berhad	77,900	23,013
*Yu Neh Huat Berhad	815,141	390,683
*Zelan Berhad	1,146,600	242,063
*Zhulian Corp Berhad	33,700	20,119

TOTAL MALAYSIA		69,872,964

1274

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (5.5%)
#*Alfa S.A.B. de C.V. Series A	528,650	$3,420,867
*Alsea de Mexico S.A.B. de C.V.	482,100	380,004
#*Axtel S.A.B. de C.V.	1,080,500	959,894
#Banco Compartamos S.A. de C.V.	583,800	2,813,666
#*Bolsa Mexicana de Valores S.A. de C.V.	569,000	717,775
#*Carso Infraestructura y Construccion S.A.B. de C.V.	1,548,300	970,647
#Cia Minera Autlan S.A.B. de C.V.	186,900	392,947
*Consorcio ARA S.A.B. de C.V.	660,100	424,422
*Consorcio Hogar S.A.B. de C.V. Series B	767,929	78,672
*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	3,533,448
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	466,236
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	373
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,348,896
*Corporativo Fragua S.A.B. de C.V. Series B	31	278
Corporativo GBM S.A.B de C.V.	29,028	11,429
#*Desarrolladora Homex S.A.B. de C.V.	576,300	2,948,471
*Dine S.A.B. de C.V.	196,367	97,583
Embotelladora Arca S.A.B. de C.V.	1,909,100	6,130,138
*Empaques Ponderosa S.A. de C.V. Series B	206,000	14,174
#*Empresas ICA S.A.B. de C.V.	819,818	2,000,657
*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	6,611,413
*Financiera Independencia S.A.B de C.V.	270,278	232,464
*Genomma Lab Internacional S.A. de C.V.	316,800	733,872
*Gruma S.A.B. de C.V. ADR	44,800	338,688
*Gruma S.A.B. de C.V. Series B	1,253,434	2,381,333
#*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	590,101
#Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,045,860
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	760,413
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,020,000
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,916,147
Grupo Continental S.A.B. de C.V.	3,056,759	8,060,215
#*Grupo FAMSA S.A.B. de C.V.	207,500	428,326
*Grupo Herdez S.A.B. de C.V.	107,000	155,428
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	464,472
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	170,198
#*Grupo Iusacell S.A.B. de C.V.	58,150	215,617
*Grupo Kuo S.A.B. de C.V. Series B	222,767	204,373
*Grupo Nutrisa S.A. de C.V.	188	374
*Grupo Posadas S.A. de C.V. Series L	199,000	216,040
*Grupo Qumma S.A. de C.V. Series B	105,334	1,450
#*Grupo Simec, S.A. de C.V.	150,900	361,791
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	644,700	768,908
*Industrias Bachoco S.A.B. de C.V. Series B	152,000	278,899
*Industrias CH S.A.B. de C.V. Series B	1,242,008	4,097,297
*Maxcom Telecomunicaciones SAB de CV	61,500	44,667
#Mexichem S.A.B.de C.V.	1,522,183	3,270,133
#*Promotora y Operadora de Infraestructura S.A. de C.V.	440,510	926,149
*Sanluis Corporacion S.A. de C.V. Series A	3,300	356
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	880
*SARE Holding S.A. de C.V.	271,300	83,589
*Savia S.A. de C.V.	610,700	37,352
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,446,629
*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,171,801
*Vitro S.A.B. de C.V.	736,702	360,466
*Vitro S.A.B. de C.V. Sponsored ADR	362,243	525,252

TOTAL MEXICO		73,631,530

PHILIPPINES — (1.3%)
*A. Soriano Corp.	3,430,211	158,000
Aboitiz Equity Ventures, Inc.	6,767,000	1,441,428
Alaska Milk Corp.	1,404,000	222,627

1275

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Atlas Consolidated Mining & Development Corp.	472,000	$110,669
*Bacnotan Consolidated Industries, Inc.	135,549	28,519
*Belle Corp.	12,216,000	431,126
*Benpres Holdings Corp.	7,752,000	493,055
Cebu Holdings, Inc.	2,284,000	100,266
*China Banking Corp.	8,438	63,950
*Digital Telecommunications Phils., Inc.	15,152,200	441,468
*DMCI Holdings, Inc.	1,366,000	266,045
Filinvest Development Corp.	11,428,000	455,028
*Filinvest Land, Inc.	82,227,577	1,566,531
*First Gen Corp.	1,890,000	391,186
First Philippines Holdings Corp.	1,527,600	1,585,446
Ginebra San Miguel, Inc.	999,000	439,588
House of Investments, Inc.	692,000	33,612
International Container Terminal Services, Inc.	2,700,000	1,199,155
*Ionics, Inc.	769,825	21,237
Jollibee Food Corp.	536,700	604,962
*Lepanto Consolidated Mining Co. Series B	2,970,000	15,957
*Mabuhay Holdings Corp.	516,000	4,439
*Macroasia Corp.	447,500	26,430
*Manila Jockey Club, Inc.	163,277	10,095
*Manila Mining Corp.	149,300,000	80,697
Manila Water Co, Inc.	1,720,700	571,585
*Megaworld Corp.	22,646,000	577,118
*Metro Pacific Corp. Series A	1,827,193	81,732
*Paxys, Inc.	1,757,280	90,645
*Pepsi-Cola Products Philippines, Inc.	356,000	17,471
*Philex Mining Corp.	2,554,900	766,546
*Philippine Bank of Communications	14,726	12,984
*Philippine National Bank	728,975	366,809
*Philippine National Construction Corp.	173,000	18,230
Philippine Savings Bank	356,863	440,273
Philippine Stock Exchange, Inc.	23,180	136,623
*Philippine Townships, Inc.	318,733	32,559
*PhilWeb Corp.	324,200	113,173
Republic Glass Holding Corp.	507,500	17,353
RFM Corp.	9,124,268	111,928
*Rizal Commercial Banking Corp.	185,300	66,260
*Robinson’s Land Corp. Series B	3,434,870	879,914
Security Bank Corp.	320,842	371,883
Semirara Mining Corp.	266,900	281,628
*Shang Properties, Inc.	1,759,970	64,043
*SM Development Corp.	10,415,093	1,163,921
*Union Bank of the Philippines	208,900	170,349
*Universal Rightfield Property Holdings, Inc.	1,062,000	639
*Universal Robina Corp.	3,594,015	1,311,533
*Victorias Milling Co., Inc.	139,680	2,614
Vista Land & Lifescapes, Inc.	7,046,700	277,282
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		18,136,611

POLAND — (2.4%)
*Agora SA	156,140	1,096,737
*Alchemia SA	90,687	203,020
*AmRest Holdings SE	1,075	28,059
Apator SA	24,153	139,612
*Asseco Poland SA	15,235	312,043
*ATM SA	57,593	176,757
*Bank Millennium SA	892,727	1,285,436
*Bank Przemyslowo Handlowy BPH SA	18,428	505,297
*Barlinek SA	148,077	182,322

1276

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Bioton SA	7,909,195	$536,585
Budimex SA	37,430	942,475
*Cersanit-Krasnystaw SA	170,318	807,767
*Ciech SA	44,017	472,850
*ComArch SA	4,849	176,540
*Debica SA	29,862	667,518
Decora SA	9,066	67,151
*Dom Development SA	5,960	86,623
*Echo Investment SA	1,181,980	1,553,888
Elektrobudowa SA	9,118	529,919
*Elstar Oils SA	26,132	69,700
*Emperia Holding SA	3,100	90,233
Eurocash SA	160,686	947,724
Fabryki Mebli Forte SA	48,823	200,065
*Famur SA	175,740	160,125
*Farmacol SA	50,868	697,128
*Ferrum SA	309	1,516
*Grupa Kety SA	39,137	1,529,859
*Grupa Lotos SA	130,928	1,240,311
*Impexmetal SA	414,860	364,576
*Inter Cars SA	4,812	130,656
*Koelner SA	15,481	77,714
*Kredyt Bank SA	44,307	207,491
*LC Corp. SA	498,165	247,970
Lentex SA	24,214	196,679
*LPP SA	1,283	770,299
*MNI SA	253,024	332,082
*Mondi Packaging Paper Swiecie SA	42,039	1,057,320
Mostostal Siedlce SA	925,440	1,338,569
*Mostostal Warszawa SA	37,200	801,636
*Mostostal Zabrze Holding SA	160,331	222,273
*Multimedia Polska SA	173,695	424,953
*Netia Holdings SA	670,005	1,047,730
NG2 SA	64,565	1,166,172
*Noble Bank SA	94,588	168,377
*Orbis SA	130,535	1,610,034
*PBG SA	20,032	1,457,160
Pekaes SA	24,538	99,431
*Pfleiderer Grajewo SA	1,555	8,505
*Pol-Aqua SA	2,583	14,940
*Polish Energy Partners SA	3,286	38,351
*Polnord SA	26,765	301,159
*Polska Grupa Farmaceutyczna SA	32,762	477,523
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	260,256
Raciborska Fabryka Kotlow SA	215,305	818,854
Sniezka SA	5,612	77,056
*Stalexport SA	571,434	346,972
*Synthos SA	2,064,706	880,894
*Vistula Group SA	232,490	173,803
Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,533,678
*Zaklady Azotowe Pulawy SA	15,049	402,099
*Zaklady Azotowe w Tarnowie-Moscicach SA	7,050	35,396
Zaklady Tluszcowe Kruszwica SA	21,550	468,818
*Zelmer SA	12,580	181,634

TOTAL POLAND		32,448,320

SOUTH AFRICA — (8.9%)
Adcock Ingram Holdings, Ltd.	323,348	2,274,761
Adcorp Holdings, Ltd.	106,979	363,348
*Advtech, Ltd.	487,995	331,824
*Aeci, Ltd.	243,529	1,904,574

1277

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Afgri, Ltd.	526,711	$410,130
*African Oxygen, Ltd.	242,579	715,020
*AG Industries, Ltd.	1,547,458	26,436
*Allied Electronics Corp., Ltd.	163,698	613,573
*Allied Technologies, Ltd.	98,099	981,012
*Argent Industrial, Ltd.	37,236	42,255
*Argility, Ltd.	65,013	—
AST Group, Ltd.	487,106	74,760
Astral Foods, Ltd.	91,188	1,188,893
*Aveng, Ltd.	981,591	4,490,204
*AVI, Ltd.	327,587	908,267
*Avusa, Ltd.	404,845	954,308
*Barloworld, Ltd.	579,959	3,299,639
*Basil Read Holdings, Ltd.	33,641	52,332
*Bell Equipment, Ltd.	158,539	203,740
*Blue Label Telecoms, Ltd.	647,432	404,017
Brait SA	68,330	187,949
*Business Connexion Group	246,827	175,278
Capitec Bank Holdings, Ltd.	96,621	974,292
*Cashbuild, Ltd.	44,870	429,342
Ceramic Industries, Ltd.	31,493	452,496
*Cipla Medpro South Africa, Ltd.	571,002	395,447
City Lodge Hotels, Ltd.	84,518	866,838
*Clicks Group, Ltd.	918,874	3,115,545
Coronation Fund Managers, Ltd.	64,218	74,159
*Corpgro, Ltd.	241,136	—
*Cullinan Holdings, Ltd.	434,430	42,738
*Data Tec, Ltd.	346,283	1,294,247
*Datacentrix Holdings, Ltd.	20,000	12,499
*Delta EMD, Ltd.	83,032	139,013
*Dimension Data Holdings P.L.C.	3,120,274	3,835,838
*Discovery Holdings, Ltd.	150,000	599,094
*Distell Group, Ltd.	296,565	2,563,531
*Distribution & Warehousing Network, Ltd.	258,997	247,256
*Dorbyl, Ltd.	222,291	114,444
*Durban Roodeport Deep, Ltd.	667,660	399,036
*ElementOne, Ltd.	325,845	502,204
*Eqstra Holdings, Ltd.	30,000	24,669
Famous Brands, Ltd.	44,984	143,040
*Foschini, Ltd.	521,461	3,782,667
*Freeworld Coatings, Ltd.	35,052	38,195
*Gold One International, Ltd.	164,683	46,837
*Gold Reef Resorts, Ltd.	303,895	764,615
*Grindrod, Ltd.	1,607,864	3,154,507
*Group Five, Ltd.	292,935	1,225,592
*Highveld Steel & Vanadilum Corp., Ltd.	180,434	1,459,436
*Hudaco Industries, Ltd.	68,822	586,299
*Hulamin, Ltd.	96,862	164,867
*Iliad Africa, Ltd.	314,538	347,273
*Illovo Sugar, Ltd.	451,161	1,978,658
*Imperial Holdings, Ltd.	467,965	4,882,144
*JCI, Ltd.	1,622,051	—
JD Group, Ltd.	1,023,857	5,885,695
*JSE, Ltd.	229,619	1,708,749
*Kap International Holdings, Ltd.	1,834,945	593,266
*Lewis Group, Ltd.	283,002	1,932,112
M Cubed Holdings, Ltd.	385,000	10,100
Medi-Clinic Corp., Ltd.	570,080	1,830,728
*Merafe Resources, Ltd.	4,526,666	768,847
*Metorex, Ltd.	1,453,388	858,823
*Metropolitan Holdings, Ltd.	1,697,716	2,951,265

1278

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Mondi, Ltd.	8,725	$51,154
#Mr. Price Group, Ltd.	928,134	4,271,481
*Murray & Roberts Holdings, Ltd.	4,350	21,998
Mustek, Ltd.	784,364	258,190
*Mvelaphanda Group, Ltd.	255,830	251,132
*Nampak, Ltd.	1,326,125	2,734,870
Network Healthcare Holdings, Ltd.	1,208,664	2,022,124
#*Northam Platinum, Ltd.	394,263	2,568,818
Nu-World Holdings, Ltd.	28,894	70,445
Oceana Group, Ltd.	235,042	910,960
*Omnia Holdings, Ltd.	80,602	633,874
*Palabora Mining Co., Ltd.	9,851	138,947
*Peregrine Holdings, Ltd.	481,947	661,448
PSG Group, Ltd.	145,126	426,395
Rainbow Chicken, Ltd.	63,665	131,502
*Randgold & Exploration Co., Ltd.	60,670	—
Raubex Group, Ltd.	192,298	563,132
Redefine Income Fund, Ltd.	29,488	27,699
*Reunert, Ltd.	594,843	4,410,683
Santam, Ltd.	73,236	967,424
*Sappi, Ltd.	459,138	1,916,172
*SecureData Holdings, Ltd.	339,582	40,088
#*Sentula Mining, Ltd.	2,055,316	747,349
*Simmer & Jack Mines, Ltd.	1,186,177	279,411
Spar Group, Ltd. (The)	559,850	5,210,028
*Spur Corp., Ltd.	58,316	80,126
Stefanutti Stocks Holdings, Ltd.	32,116	43,537
*Sun International, Ltd.	181,940	2,204,176
*Super Group, Ltd.	16,981,587	1,372,641
*Tongaat-Hulett, Ltd.	625,434	8,066,772
*Trans Hex Group, Ltd.	153,546	75,819
*Trencor, Ltd.	97,601	334,901
*UCS Group, Ltd.	144,872	36,526
Value Group, Ltd.	363,719	165,195
*Wesizwe Platinum, Ltd.	401,595	120,588
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,429,471
*Woolworths Holdings, Ltd.	2,268,438	5,419,066
*Zeder Investments, Ltd.	332,823	81,295

TOTAL SOUTH AFRICA		120,544,160

SOUTH KOREA — (10.1%)
#*Aekyung Petrochemical Co., Ltd.	7,150	97,513
*Artone Paper Manufacturing Co., Ltd.	8,916	34,379
#*Asia Cement Manufacturing Co., Ltd.	3,603	167,401
*Asia Paper Manufacturing Co., Ltd.	8,880	76,159
*Asiana Airlines, Inc.	176,710	558,244
Baek Kwang Mineral Products Co., Ltd.	1,860	28,436
#*Basic House Co., Ltd. (The)	19,240	118,778
*Bing Grae Co., Ltd.	12,140	489,611
*BNG Steel Co., Ltd.	11,000	72,122
Bohae Brewery Co., Ltd.	20	281
*Boo Kook Securities Co., Ltd.	7,410	145,420
*Boryung Pharmaceutical Co., Ltd.	3,768	106,031
#Bu Kwang Pharmaceutical Co., Ltd.	26,171	309,913
*Busan Bank	260,060	2,542,117
*BYC Co., Ltd.	710	76,660
*Byuck San Corp.	5,300	39,229
*Byuck San Engineering and Construction Co., Ltd.	38,300	82,816
#*Capro Corp.	50,930	377,759
#*Celrun Co., Ltd.	22,630	37,681
#Cheil Worldwide, Inc.	8,623	1,955,217

1279

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Chin Hung International, Inc.	264,920	$183,964
*Cho Kwang Leather Co., Ltd.	10,640	64,055
*Choil Aluminum Manufacturing Co., Ltd.	7,700	40,209
#*Chong Kun Dang Pharmaceutical Corp.	22,392	389,100
#*Choongwae Holdings Co., Ltd.	28,232	45,778
#*Choongwae Pharmaceutical Corp.	10,509	151,789
*Chosun Refractories Co., Ltd.	2,210	103,632
#*Chungho Comnet Co., Ltd.	2,320	19,441
#CJ CGV Co., Ltd.	28,890	535,145
#*CJ Cheiljedang Corp.	10,245	1,838,942
#*CJ Corp.	28,745	1,655,321
*Cosmochemical Co., Ltd.	14,640	74,712
*Crown Confectionery Co., Ltd.	1,360	70,496
*Dae Dong Industrial Co., Ltd.	6,090	112,474
*Dae Ho Corp.	543	61
*Dae Sang Corp.	34,350	199,603
Dae Won Kang Up Co., Ltd.	83,534	134,020
*Daeduck Electronics Co., Ltd.	63,257	329,247
*Daeduck Industries Co., Ltd.	32,746	272,889
Daegu Bank Co., Ltd.	275,630	3,511,941
*Daegu Department Store Co., Ltd.	13,040	133,343
#*Daehan City Gas Co., Ltd.	11,541	258,794
*Daehan Flour Mills Co., Ltd.	2,110	232,576
#*Daehan Steel Co., Ltd.	12,730	145,382
Daehan Synthetic Fiber Co., Ltd.	1,750	93,516
*Daekyo Co., Ltd.	98,400	473,630
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	137,023
*Daelim Industrial Co., Ltd.	42,135	2,770,420
#*Daelim Trading Co., Ltd.	17,730	62,637
*Daesang Holdings Co., Ltd.	30,232	77,725
#*Daesung Industrial Co., Ltd.	6,130	394,950
#*Daewoo Motor Sales Corp.	54,360	334,220
*Daewoong Co., Ltd.	6,546	99,115
#Daewoong Pharmaceutical Co., Ltd.	11,178	479,613
*Dahaam E-Tec Co., Ltd.	2,200	52,339
*Daishin Securities Co., Ltd.	91,200	1,192,144
*Daiyang Metal Co., Ltd.	22,400	32,714
#*Daou Technology, Inc.	56,480	361,402
*Digital Power Communications Co., Ltd.	50,540	55,427
*Dong Ah Tire Industrial Co., Ltd.	22,245	139,623
Dong IL Rubber Belt Co., Ltd.	18,198	111,150
*Dong Yang Gang Chul Co., Ltd.	25,450	56,769
*Dong-A Pharmaceutical Co., Ltd.	18,559	1,851,079
*Dongaone Co., Ltd.	7,630	20,897
*Dongbang Agro Co., Ltd.	19,470	107,100
#*Dongbang Transport Logistics Co., Ltd.	26,000	52,773
*Dongbu Corp.	25,950	166,657
#*Dongbu HiTek Co., Ltd.	32,873	171,149
Dongbu Insurance Co., Ltd.	33,140	952,718
#*Dongbu Securities Co., Ltd.	38,541	204,215
#*Dongbu Steel Co., Ltd.	50,266	398,132
#*Dong-Il Corp.	3,202	130,733
*Dongil Industries Co., Ltd.	1,931	91,090
*Dongil Paper Manufacturing Co., Ltd.	6,080	5,010
Dongkuk Steel Mill Co., Ltd.	75,050	1,478,080
#*Dongwha Pharm Co., Ltd.	47,350	236,339
*Dongwon F&B Co., Ltd.	3,360	132,154
#*Dongwon Industries Co., Ltd.	3,115	351,235
#*Dongwon Systems Corp.	151,667	204,919
Dongyang Mechatronics Corp.	44,411	194,476
#*Doosan Construction & Engineering Co., Ltd.	83,770	478,723

1280

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Doosan Corp.	1,040	$91,213
*Doosan Heavy Industries & Construction Co., Ltd.	146	10,295
*DPI Co., Ltd.	8,565	37,396
*DuzonBIzon Co., Ltd.	32,460	380,250
#*E1 Corp.	7,720	426,832
*Eagon Industrial Co., Ltd.	6,220	65,452
*Eugene Investment & Securities Co., Ltd.	854,604	641,565
#*F&F Co., Ltd.	21,060	57,549
#*Firstech Co., Ltd.	29,829	65,205
#*Foosung Co., Ltd.	56,079	185,039
*Fursys, Inc.	15,560	367,793
*Gaon Cable Co., Ltd.	4,694	113,790
#*GIIR, Inc.	14,410	135,199
#*Global & Yuasa Battery Co., Ltd.	16,060	289,551
*Golden Bridge Investment & Securities Co., Ltd.	44,910	83,302
#*Green Cross Corp.	6,272	651,211
*Green Cross Holdings Corp.	2,125	157,363
#*Green Non-Life Insurance Co., Ltd.	13,447	51,919
#GS Global Corp.	8,372	176,996
Gwangju Shinsegae Co., Ltd.	1,820	202,150
*Halla Climate Control Corp.	106,070	1,079,430
#*Halla Engineering & Construction Corp.	13,160	298,357
#*Han All Pharmaceutical Co., Ltd.	34,948	138,198
#Han Kuk Carbon Co., Ltd.	34,393	186,466
#*Han Yang Securities Co., Ltd.	18,770	164,259
*Handok Pharmaceuticals Co., Ltd.	12,760	150,878
#*Handsome Corp.	34,799	427,442
#*Hanil Cement Manufacturing Co., Ltd.	11,411	714,591
*Hanil Construction Co., Ltd.	11,388	46,202
*Hanil E-Wha Co., Ltd.	38,970	162,684
*Hanjin Heavy Industries & Construction Co., Ltd.	62,880	1,160,800
#*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	15,660	151,692
#*Hanjin Shipping Co., Ltd.	19,945	405,160
*Hanjin Shipping Holdings Co., Ltd.	3,844	50,396
#*Hanjin Transportation Co., Ltd.	13,211	394,216
*Hankook Cosmetics Co., Ltd.	25,320	56,725
Hankook Shell Oil Co., Ltd.	1,620	161,528
*Hankook Synthetics, Inc.	550	45
*Hankuk Electric Glass Co., Ltd.	4,470	106,632
*Hankuk Glass Industries, Inc.	12,660	232,497
#*Hankuk Paper Manufacturing Co., Ltd.	5,840	151,716
#*Hanmi Pharm Co., Ltd.	15,573	1,545,707
*Hanmi Semiconductor Co., Ltd.	20,310	100,051
#*Hansae Co., Ltd.	16,560	108,050
*Hansae Yes24 Holdings Co., Ltd.	5,520	18,293
*Hanshin Construction Co., Ltd.	530	7,058
#*Hansol Chemical Co., Ltd.	12,170	122,797
#*Hansol CSN Co., Ltd.	65,160	81,573
#*Hansol LCD, Inc.	10,137	276,370
#*Hansol Paper Co., Ltd.	53,310	445,509
#*Hanssem Co., Ltd.	30,600	316,603
#*Hanwha Chemical Corp.	155,677	1,945,293
#*Hanwha Non-Life Insurance Co., Ltd.	45,249	426,802
*Hanwha Securities Co., Ltd.	70,051	528,547
*Hanwha Timeworld Co., Ltd.	5,120	56,451
#*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	380,536
#*Hite Holdings Co., Ltd.	13,510	263,000
*HMC Investment Securities Co., Ltd.	37,920	659,520
#Hotel Shilla Co., Ltd.	64,708	1,102,904
*HS R&A Co., Ltd.	1,460	8,846
#Huchems Fine Chemical Corp.	31,846	765,816

1281

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Husteel Co., Ltd.	7,220	$99,512
*Hwa Sung Industrial Co., Ltd.	12,520	61,780
*Hwacheon Machinery Works Co., Ltd.	370	4,118
#*Hwashin Co., Ltd.	28,120	99,026
*Hyosung T & C Co., Ltd.	7,106	494,516
#*Hyundai Cement Co., Ltd.	10,020	116,547
#*Hyundai Corp.	21,801	375,660
*Hyundai Department Store Co., Ltd.	15,781	1,375,412
*Hyundai DSF Co., Ltd.	7,510	51,697
*Hyundai Elevator Co., Ltd.	7,294	332,582
#*Hyundai Engineering Plastics Co., Ltd.	28,840	98,184
#*Hyundai H & S Co., Ltd.	6,210	374,012
#*Hyundai Hysco	91,740	1,245,340
Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,019,006
#Hyundai Mipo Dockyard Co., Ltd.	22,255	2,074,011
*Hyundai Mobis	6,742	854,163
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	26,424
#*IHQ, Inc.	22,450	17,991
#*Il Dong Pharmaceutical Co., Ltd.	7,553	203,833
*Il Sung Construction Co., Ltd.	2,700	16,213
*Il Yang Pharmaceutical Co., Ltd.	19,910	427,594
#*Iljin Display Co., Ltd.	32,558	161,070
#*Iljin Electric Co., Ltd.	26,649	226,612
*Iljin Holdings Co., Ltd.	27,632	65,778
*Ilshin Spinning Co., Ltd.	1,730	87,887
*Ilsung Pharmaceutical Co., Ltd.	2,040	108,886
*InziControls Co., Ltd.	1,260	3,234
*IS Dongseo Co., Ltd.	12,468	79,165
#*ISU Chemical Co., Ltd.	9,660	100,829
IsuPetasys Co., Ltd.	51,640	101,975
#*Jahwa Electronics Co., Ltd.	22,390	136,580
*Jeil Pharmaceutical Co.	18,840	144,811
Jeonbuk Bank, Ltd.	76,750	467,911
*Jinheung Mutual Savings Bank Co., Ltd.	36,179	123,178
*JS Cable Co., Ltd.	4,540	59,685
#*K.C. Tech Co., Ltd.	40,014	158,908
*KC Cottrell Co., Ltd.	2,244	58,333
#*KCO Energy, Inc.	120,778	46,313
#*Keangnam Enterprises, Ltd.	21,653	175,746
#*Kedcom Co., Ltd.	42,070	2,681
*KG Chemical Corp.	8,410	86,158
#*KIC, Ltd.	12,680	96,559
#*KISCO Corp.	10,860	415,010
#*KISWIRE, Ltd.	16,702	503,916
#*Kolon Engineering & Construction Co., Ltd.	21,890	107,368
#Kolon Industries, Inc.	23,890	884,244
*Korea Cast Iron Pipe Co., Ltd.	26,090	101,050
#*Korea Circuit Co., Ltd.	19,330	48,613
#*Korea Cottrell Co., Ltd.	12,716	74,430
*Korea Development Co., Ltd.	19,190	80,369
*Korea Development Leasing Corp.	4,545	125,698
*Korea Electric Terminal Co., Ltd.	14,990	238,140
*Korea Export Packing Industries Co., Ltd.	3,990	40,108
*Korea Express Co., Ltd.	13,845	640,874
*Korea Flange Co., Ltd.	6,900	63,642
*Korea Green Paper Manufacturing Co., Ltd.	1,002	1,214
*Korea Investment Holdings Co., Ltd.	76,490	2,013,339
#*Korea Iron & Steel Co., Ltd.	3,289	179,674
#*Korea Komho Petrochemical Co., Ltd.	26,400	430,912
#*Korea Line Corp.	13,950	491,085
*Korea Mutual Savings Bank	6,040	62,879

1282

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korea Petrochemical Industry Co., Ltd.	10,960	$371,763
*Korea Plant Service & Engineering Co., Ltd.	8,780	311,131
#Korea Reinsurance Co., Ltd.	185,883	1,613,137
#*Korea Technology Industry Co., Ltd.	143,300	232,512
#*Korea Zinc Co., Ltd.	16,015	2,333,346
#*Korean Air Terminal Service Co., Ltd.	3,350	101,285
*Korean French Banking Corp.	126,839	87,143
#*KP Chemical Corp.	121,051	809,470
*KPX Chemical Co., Ltd.	3,420	132,203
#*KPX Fine Chemical Co., Ltd.	3,686	193,610
*KPX Holdings Corp.	3,008	152,200
#*KTB Securities Co., Ltd.	94,470	297,682
#Kukdo Chemical Co., Ltd.	8,450	191,112
#*Kukdong Oil & Chemicals Co., Ltd.	3,623	47,049
Kumbi Corp.	670	17,688
#*Kumho Electronics Co., Ltd.	7,292	256,584
#*Kumho Industrial Co., Ltd.	46,110	182,865
*Kumho Investment Bank	129,490	120,420
#*Kumho Tire Co., Inc.	90,000	248,613
*Kumkang Industrial Co., Ltd.	5,810	46,391
*Kunsul Chemical Industrial Co., Ltd.	7,190	86,695
*Kwang Dong Pharmaceutical Co., Ltd.	74,760	173,266
#Kyeryong Construction Industrial Co., Ltd.	10,770	180,425
#*Kyobo Securities Co., Ltd.	44,300	379,838
*Kyung Dong Navien Co., Ltd.	1,740	44,462
*Kyungbang Co., Ltd.	1,100	111,007
#*Kyungdong City Gas Co., Ltd.	2,270	88,412
*Kyung-in Synthetic Corp.	32,620	100,564
*Kyungnam Energy Co., Ltd.	28,770	66,607
*LG Fashion Corp.	39,515	886,546
#LG International Corp.	65,552	1,519,371
#*LG Life Sciences, Ltd.	26,935	1,220,745
#LIG Insurance Co., Ltd.	79,960	1,408,844
*Livart Furniture Co., Ltd.	2,880	20,342
*Lotte Chilsung Beverage Co., Ltd.	1,401	997,895
#*Lotte Confectionary Co., Ltd.	1,275	1,352,459
#*Lotte Midopa Co., Ltd.	61,160	587,782
#*Lotte Non-Life Insurance Co., Ltd.	48,040	315,009
#*Lotte Sam Kang Co., Ltd.	1,770	362,759
*Lotte Tour Development Co., Ltd.	2,720	74,662
*LS Industrial Systems Co., Ltd.	31,342	2,256,714
Macquarie Korea Infrastructure Fund	432,541	1,778,284
Manho Rope & Wire Co., Ltd.	3,950	50,725
*Meritz Fire Marine Insurance Co., Ltd.	180,948	1,147,050
#*Meritz Securities Co., Ltd.	298,715	308,663
Miwon Commercial Co., Ltd.	831	60,888
*Miwon Specialty Chemical Co., Ltd.	448	34,339
#*Moorim Paper Co., Ltd.	21,778	155,999
*Motonic Corp.	20,900	133,310
#*Namhae Chemical Corp.	63,074	995,391
#*Namkwang Engineering & Construction Co., Ltd.	32,027	194,936
*Namyang Dairy Products Co., Ltd.	745	311,629
*Nasan Co., Ltd.	23,824	23,698
#*National Plastic Co., Ltd.	32,500	44,985
#*NCsoft Corp.	29,254	3,254,505
*Nexen Corp.	3,320	107,256
#Nexen Tire Corp.	58,900	270,837
*NH Investment & Securities Co., Ltd.	59,219	507,336
*NK Co., Ltd.	11,940	127,536
Nong Shim Co., Ltd.	6,926	1,357,969
#*Nong Shim Holdings Co., Ltd.	5,210	293,214

1283

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Noroo Paint Co., Ltd.	14,277	$36,866
*ON*Media Corp.	106,370	316,157
#*Orientbio, Inc.	88,150	88,404
#*ORION Corp.	7,780	1,720,970
Ottogi Corp.	3,910	446,421
#*Pacific Corp.	6,730	763,325
*Pacific Pharmaceutical Co., Ltd.	2,030	54,864
*PaperCorea, Inc.	13,740	92,776
Pohang Coated Steel Co., Ltd.	6,320	131,401
#*Poong Lim Industrial Co., Ltd.	31,880	66,407
#*Poongsan Corp.	34,931	595,363
*Poongsan Holdings Corp.	6,567	109,406
*Prime Entertainment Co., Ltd.	2,676	2,247
*Pulmuone Co., Ltd.	2,916	125,316
*Pum Yang Construction Co., Ltd.	12,016	63,352
*Pusan City Gas Co., Ltd.	14,730	255,776
*Pyung Hwa Holdings Co., Ltd.	2	2
*Pyung Hwa Industrial Co., Ltd.	6	10
#*RNL BIO Co., Ltd.	43,130	166,856
#S&T Corp.	6,363	179,328
#*S&T Daewoo Co., Ltd.	12,330	275,452
S&T Dynamics Co., Ltd.	37,642	447,195
#S&T Holdings Co., Ltd.	31,368	403,743
#S1 Corp.	35,673	1,430,351
#*Saehan Industries, Inc.	651,800	582,130
*Saehan Media Corp.	3,460	9,490
*Sajo Industries Co., Ltd.	5,990	147,378
#*Sajodaerim Corp.	4,770	76,319
#*Sam Jin Pharmaceutical Co., Ltd.	26,441	299,393
*Sam Kwang Glass Industrial Co., Ltd.	4,820	171,126
*Sam Whan Camus Co., Ltd.	5,270	28,583
*Sam Yung Trading Co., Ltd.	13,948	57,556
#*Sambu Construction Co., Ltd.	11,121	214,839
#*Samchully Co., Ltd.	5,480	543,498
*Samho Development Co., Ltd.	25,410	91,766
#*Samho International Co., Ltd.	12,681	35,917
*Samhwa Crown and Closure Co., Ltd.	412	7,469
*Samhwa Paints Industrial Co., Ltd.	26,400	98,606
Samick Musical Instruments Co., Ltd.	146,160	105,755
#*Samsung Climate Control Co., Ltd.	6,810	37,717
Samsung Fine Chemicals Co., Ltd.	37,500	1,531,763
#*Samwha Capacitor Co., Ltd.	13,140	105,746
#*Samwhan Corp.	13,660	112,567
*Samyang Corp.	8,990	306,951
#*Samyang Foods Co., Ltd.	7,360	111,925
*Samyang Genex Co., Ltd.	4,026	219,234
*Samyang Tongsang Co., Ltd.	1,760	34,807
#*Samyoung Electronics Co., Ltd.	19,890	174,835
*SBS Media Holdings Co., Ltd.	460	1,422
#*Seah Besteel Corp.	21,720	279,392
*SeAH Holdings Corp.	4,622	233,555
#*SeAH Steel Corp.	6,214	186,137
*Sebang Co., Ltd.	15,655	169,188
#*Sejong Industrial Co., Ltd.	21,610	120,041
#*Seoul City Gas Co., Ltd.	3,590	154,342
*Serim Paper Manufacturing Co., Ltd.	32,013	85,865
#*Sewon Cellontech Co., Ltd.	50,071	295,696
#*SH Chemical Co., Ltd.	148,722	62,697
*Shin Won Corp.	60,100	96,681
*Shin Young Securities Co., Ltd.	10,600	324,585
*Shinhan Engineering & Construction Co., Ltd.	3,676	32,549

1284

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Shinpoong Pharmaceutical Co., Ltd.	4,680	$121,867
Shinsegae Engineering & Construction Co., Ltd.	2,990	33,448
*Shinsung Engineering Co., Ltd.	924	2,135
*Shinsung FA Co., Ltd.	914	1,969
#*Shinsung Holdings Co., Ltd.	42,570	148,375
Silla Trading Co., Ltd.	5,380	52,869
*Sindo Ricoh Co., Ltd.	11,169	519,130
*SJM Co., Ltd.	22,510	94,808
#SK Chemicals Co., Ltd.	28,454	1,316,984
SK Energy Co., Ltd.	8	726
#SK Gas Co., Ltd.	9,960	389,067
#SKC Co., Ltd.	36,520	526,234
*SL Corp.	19,820	103,621
*Solomon Mutual Savings Bank	11,267	33,902
#*Songwon Industrial Co., Ltd.	15,640	153,887
#*Ssangyong Cement Industry Co., Ltd.	79,381	534,847
#*STX Corp.	40,422	573,158
#*STX Engine Co., Ltd.	42,322	651,753
#*STX Offshore & Shipbuilding Co., Ltd.	104,630	1,047,994
*Suheung Capsule Co., Ltd.	16,030	92,473
#*Sung Jin Geotec Co., Ltd.	13,280	104,027
#*Sung Shin Cement Co., Ltd.	16,490	118,547
*Sungchang Enterprise Holdings, Ltd.	6,150	95,103
#*Sungwon Corp.	49,310	64,926
*Sunjin Co., Ltd.	2,840	84,679
#Sunkyong Securities Co., Ltd.	382,400	784,003
Tae Kwang Industrial Co., Ltd.	880	517,580
#*Tae Kyung Industrial Co., Ltd.	29,140	122,651
#*Taeyoung Engineering & Construction	90,740	377,245
#*Tai Han Electric Wire Co., Ltd.	46,650	658,253
*Tai Lim Packaging Industries Co., Ltd.	62,000	52,502
#*TCC Steel	16,988	67,980
*Tec & Co.	250,710	65,576
*Telcoware Co., Ltd.	9,000	63,616
#*Tong Yang Major Corp.	70,586	179,594
*Tong Yang Securities, Inc.	146,666	1,350,072
*Trigem Computer, Inc.	13	—
*TRYBRANDS, Inc.	3,207	10,463
#*TS Corp.	5,500	233,808
#*Uangel Corp.	12,280	64,958
#*Unid Co., Ltd.	6,000	186,538
*Union Steel Manufacturing Co., Ltd.	13,912	229,080
#*Whanin Pharmaceutical Co., Ltd.	13,650	154,237
#*Woongjin Thinkbig Co., Ltd.	34,669	718,323
#*Woongjin.Com Co., Ltd.	62,107	515,837
#*Woori Financial Co., Ltd.	20,620	132,871
*Woori Investment & Securities Co., Ltd.	69,970	911,390
*WooSung Feed Co., Ltd.	17,000	23,952
*YESCO Co., Ltd.	5,950	126,020
*Yoosung Enterprise Co., Ltd.	34,546	62,428
#*Youlchon Chemical Co., Ltd.	32,710	230,755
*Young Poong Mining & Construction Corp.	1,580	75
*Young Poong Paper Manufacturing Co., Ltd.	580	7,947
#*Youngone Corp. (6150493)	15,176	440,637
*Youngone Corp. (B622C10)	60,704	513,192
*Youngpoong Corp.	2,118	890,193
#*Yuhan Corp.	18,230	2,663,913
*Yuhwa Securities Co., Ltd.	12,910	158,290
#*Yungjin Pharm Co., Ltd.	95,136	99,693
*ZeroOne Interactive Co., Ltd.	3,200	1,294

TOTAL SOUTH KOREA		136,462,933

1285

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (11.0%)
*A.G.V. Products Corp.	741,782	$262,354
Aaeon Technology, Inc.	174,392	298,762
Ability Enterprise Co., Ltd.	752,076	1,320,478
*Abocom Systems, Inc.	470	177
*Acbel Polytech, Inc.	777,600	605,923
*Accton Technology Corp.	36,000	15,870
*Adlink Technology, Inc.	62,000	52,461
*Advantech Co., Ltd.	199,000	401,268
*ALI Corp.	149,000	293,714
*Alpha Networks, Inc.	55,000	47,973
Altek Corp.	524,042	927,799
*Ambassador Hotel (The)	597,000	669,307
*Ampoc Far East Co., Ltd.	158,444	84,903
*Amtran Technology Co., Ltd.	1,108,190	1,100,179
Apex Biotechnology Corp.	205,381	366,964
*Apex Science & Engineering Corp.	124,000	60,307
*Arima Communication Corp.	36,000	15,585
*Arima Optoelectronics Corp.	92,594	29,038
*Asia Chemical Corp.	559,000	220,018
*Asia Optical Co, Inc.	133,000	276,685
*Asia Polymer Corp.	495,936	422,024
*Asia Vital Components Co., Ltd.	391,575	429,549
Aten International Co., Ltd.	197,479	353,932
Aurora Corp.	541,499	609,035
*Aurora Systems Corp.	244,244	159,040
*AV Tech Corp.	24,000	86,290
*Avermedia Technologies, Inc.	362,447	455,979
Basso Industry Corp., Ltd.	7,000	6,935
*Behavior Tech Computer Corp.	775	98
*Bes Engineering Corp.	2,691,750	671,461
*Biostar Microtech International Corp.	231,975	162,741
*Bright Led Electronics Corp.	80,000	98,387
*C Sun Manufacturing, Ltd.	255,221	141,246
*Cameo Communications, Inc.	23,000	12,332
*Capital Securities Corp.	1,088,000	560,333
*Carnival Industrial Corp.	656,000	164,458
*Cathay Real Estate Development Co., Ltd.	571,000	251,835
*Central Reinsurance Co., Ltd.	826,402	325,140
*Chain Qui Development Co., Ltd.	226,083	195,675
*Champion Building Materials Co., Ltd.	560,991	327,389
*Charoen Pokphand Enterprises Co., Ltd.	351,000	163,176
*Cheng Loong Corp.	1,760,330	663,555
*Cheng Uei Precision Industry Co., Ltd.	360,000	733,243
*Chenming Mold Industrial Corp.	276,437	141,107
*Chia Hsin Cement Corp.	1,068,304	524,753
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	541,711	1,332,371
*Chilisin Electronics Corp.	207,535	148,555
*China Chemical & Pharmaceutical Co.	408,000	241,306
China Ecotek Corp.	170,000	230,684
*China Electric Manufacturing Co., Ltd.	694,900	432,617
*China General Plastics Corp.	665,000	254,515
*China Glaze Co., Ltd.	329,423	179,917
China Hi-Ment Corp.	308,348	392,968
*China Life Insurance Co., Ltd.	1,837,029	1,242,839
*China Man-Made Fiber Co., Ltd.	2,399,879	548,288
*China Metal Products Co., Ltd.	426,182	570,549
*China Motor Co., Ltd.	363,000	209,166
*China Petrochemical Development Corp.	1,411,000	525,139
*China Rebar Co., Ltd.	55,174	—
*China Steel Chemical Corp.	412,554	1,069,454

1286

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Steel Structure Co., Ltd.	232,000	$180,070
*China Synthetic Rubber Corp.	852,563	822,356
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	190,697
*Chinese Maritime Transport, Ltd.	446,850	1,158,059
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	66,799
*Chin-Poon Industrial Co., Ltd.	559,208	435,899
*Chong Hong Construction Co.	154,000	297,913
*Chou Chin Industrial Co., Ltd.	825	—
Chroma Ate, Inc.	581,380	1,133,755
*Chun Yu Works & Co., Ltd.	469,000	139,792
*Chun Yuan Steel Industrial Co., Ltd.	1,046,537	412,444
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	420,376
*Chung Hung Steel Corp.	292,000	136,244
*Chung Hwa Pulp Corp.	843,594	373,680
*Clevo Co.	344,000	622,588
*CMC Magnetics Corp.	2,990,000	756,384
*Collins Co., Ltd.	462,700	159,249
Compal Communications, Inc.	535,000	588,285
*Compeq Manufacturing Co., Ltd.	2,207,000	631,648
*Continental Engineering Corp.	1,297,067	495,442
*Cosmo Electronics Corp.	207,900	206,324
*Cosmos Bank Taiwan	262,740	72,563
CTCI Corp.	950,013	967,787
CX Technology Co., Ltd.	62,368	23,045
*Cyberlink Corp.	69,000	321,115
Cybertan Technology, Inc.	440,779	614,043
Cyntec Co., Ltd.	327,304	888,493
*Da-Cin Construction Co., Ltd.	482,711	292,882
*Darfon Electronics Corp.	41,000	59,728
*De Licacy Industries Co., Ltd.	70,000	13,982
*Delpha Construction Co., Ltd.	357,265	129,511
*Der Pao Construction Co., Ltd.	476,000	12,218
*Diamond Flower Electric Instrument Co., Ltd.	203,524	240,695
*D-Link Corp.	898,665	939,093
*Dynamic Electronics Co., Ltd.	111,000	117,773
*Eastern Media International Corp.	2,366,337	541,324
*Eclat Textile Co., Ltd.	240,920	149,634
*Edom Technology Co., Ltd.	238,776	128,174
Elan Microelectronics Corp.	614,715	971,995
*E-Lead Electronic Co., Ltd.	82,942	54,640
*Elite Material Co., Ltd.	342,129	227,723
Elite Semiconductor Memory Technology, Inc.	118,200	159,300
*Elitegroup Computer Systems Co., Ltd.	412,182	170,460
*Enlight Corp.	149,899	5,983
*EnTie Commercial Bank	293,603	74,959
Eternal Chemical Co., Ltd.	510,290	492,366
*Everest Textile Co., Ltd.	830,562	161,668
*Evergreen International Storage & Transport Corp.	1,691,000	1,331,727
*Everlight Chemical Industrial Corp.	655,000	547,435
*Evertop Wire Cable Corp.	45,461	9,858
Excel Cell Electronics Co., Ltd.	143,000	65,548
*Far Eastern International Bank	602,724	191,968
*Faraday Technology Corp.	205,000	400,402
*Federal Corp.	742,244	565,724
Feng Hsin Iron & Steel Co., Ltd.	381,100	620,459
*Feng Tay Enterprise Co., Ltd.	791,561	684,363
*FIC Global, Inc.	27,289	4,994
*First Copper Technology Co., Ltd.	703,000	294,428
*First Hotel	424,955	353,571
*First Insurance Co., Ltd. (The)	531,179	187,908

1287

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*First Steamship Co., Ltd.	335,200	$494,446
*FLEXium Interconnect, Inc.	47,000	64,758
Flytech Technology Co., Ltd.	123,750	308,408
*Forhouse Corp.	40,000	42,070
Formosa Epitaxy, Inc.	226,758	296,939
*Formosan Rubber Group, Inc.	841,000	702,323
Fortune Electric Co., Ltd.	478,170	405,543
*Fu I Industrial Co., Ltd.	97,900	26,237
*Fullerton Technology Co., Ltd.	17,000	17,749
*Fwuson Industry Co., Ltd.	466,590	175,103
*G Shank Enterprise Co., Ltd.	335,014	248,752
*G.T.M. Corp.	338,000	216,710
Gem Terminal Industries Co., Ltd.	302,386	227,580
*General Plastic Industrial Co., Ltd.	20,000	27,670
*GeoVision, Inc.	19,000	77,959
*Getac Technology Corp.	679,360	544,418
Giant Manufacture Co., Ltd.	633,994	1,701,898
*Giantplus Technology Co., Ltd.	29,000	16,361
*Giga Storage Corp.	19,000	17,223
*Giga-Byte Technology Co., Ltd.	1,390,800	1,322,486
*Global Mixed Mode Technology, Inc.	9,000	43,783
*Global Unichip Corp.	51,000	231,641
*Globe Union Industrial Corp.	426,944	404,787
Gold Circuit Electronics, Ltd.	864,228	324,695
*Goldsun Development & Construction Co., Ltd.	2,335,580	977,365
*Good Will Instrument Co., Ltd.	141,120	102,233
*Grand Pacific Petrochemical Corp.	1,130,000	572,876
Grape King, Inc.	183,000	230,860
*Great China Metal Industry Co., Ltd.	462,000	289,785
Great Taipei Gas Co., Ltd.	830,000	456,675
*Great Wall Enterprise Co., Ltd.	791,692	806,998
Greatek Co., Ltd.	853,621	801,345
Hanpin Co., Ltd.	151,000	67,154
*Hey Song Corp.	765,000	453,958
Highwealth Construction Corp.	1,037,871	1,585,046
*Hitron Technologies, Inc.	177,659	114,532
*Ho Tung Holding Corp.	1,003,818	509,473
*Hocheng Corp.	542,700	183,193
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	213,406
*Holtek Semiconductor, Inc.	103,000	127,689
*Hong Tai Electric Industrial Co., Ltd.	567,000	226,941
*Hong Yi Fiber Industry Co., Ltd.	158,320	40,752
*Honmyue Enterprise Co., Ltd.	139,080	30,166
*Hsin Kuang Steel Co., Ltd.	399,442	405,692
*Hsing Ta Cement Co., Ltd.	620,000	195,138
*Hua Eng Wire & Cable Co., Ltd.	988,565	334,572
*Huaku Development Co., Ltd.	180,000	449,962
*Huang Hsiang Construction Corp.	194,800	341,718
*Hung Ching Development & Construction Co., Ltd.	449,000	284,690
Hung Poo Construction Corp.	490,658	698,203
*Hwa Fong Rubber Co., Ltd.	471,670	215,824
*Ichia Technologies, Inc.	26,000	14,421
I-Chiun Precision Industry Co., Ltd.	258,313	394,450
*ICP Electronics, Inc.	45,000	49,217
*Inernational Semiconductor Technology, Ltd.	45,000	21,356
Infortrend Technology, Inc.	439,164	640,742
*Inventec Appliances Corp.	227,000	214,783
*I-Sheng Electric Wire & Cable Co., Ltd.	32,000	56,927
ITE Technology, Inc.	186,408	345,671
*Jenn Feng New Energy Co., Ltd.	38,000	39,909
*Jess-Link Products Co., Ltd.	71,000	325,473

1288

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Jui Li Enterprise Co., Ltd.	346,080	$98,183
*K Laser Technology, Inc.	295,693	187,314
*Kang Na Hsiung Co., Ltd.	305,020	198,158
*Kao Hsing Chang Iron & Steel Corp.	784,000	180,106
*Kaulin Manufacturing Co., Ltd.	274,330	160,817
*Kee Tai Properties Co., Ltd.	830,997	420,786
Kenda Rubber Industrial Co., Ltd.	831,751	844,827
*King Slide Works Co., Ltd.	15,000	82,071
*King Yuan Electronics Co., Ltd.	2,116,979	994,148
*Kingdom Construction Co., Ltd.	889,000	729,552
*King’s Town Bank	1,795,701	451,615
*King’s Town Construction Co., Ltd.	545,359	496,755
*Kinpo Electronics, Inc.	2,658,157	786,381
Kinsus Interconnect Technology Corp.	205,000	510,550
Knowledge-Yield-Excellence Systems Corp.	415,904	375,457
*KS Terminals, Inc.	22,000	19,164
Kung Long Batteries Industrial Co., Ltd.	64,000	66,921
*Kuoyang Construction Co., Ltd.	687,000	516,186
*Kwong Fong Industries Corp.	996,000	306,737
*Lan Fa Textile Co., Ltd.	618,423	169,653
*Lead Data Co., Ltd.	494,858	121,180
Leader Electronics, Inc.	58,081	41,897
*Leadtek Research, Inc.	6,961	3,138
*Lealea Enterprise Co., Ltd.	1,198,050	302,091
*Lee Chang Yung Chemical Industry Corp.	1,296,619	1,509,819
*Lee Chi Enterprises Co., Ltd.	326,000	109,662
*Leofoo Development Co., Ltd.	507,000	299,074
Les Enphants Co., Ltd.	318,800	321,770
*Li Peng Enterprise Co., Ltd.	967,824	400,174
*Lien Hwa Industrial Corp.	1,183,783	555,603
*Lingsen Precision Industries, Ltd.	506,506	231,688
*Lite-On Semiconductor Corp.	152,000	95,777
*Long Bon International Co., Ltd.	797,945	438,361
*Long Chen Paper Co., Ltd.	1,073,674	343,392
*Lotes Co., Ltd.	16,000	77,893
*Lucky Cement Corp.	620,000	153,151
*Lumax International Corp., Ltd.	41,100	70,421
Makalot Industrial Co., Ltd.	237,202	436,388
*Masterlink Securities Corp.	323,000	129,742
*Mayer Steel Pipe Corp.	282,160	205,193
*Maywufa Co., Ltd.	67,632	30,779
*Meiloon Co., Ltd.	399,053	158,774
*Mercuries & Associates, Ltd.	987,477	474,603
Merida Industry Co., Ltd.	432,170	650,957
*Merry Electronics Co., Ltd.	31,363	60,254
*Microelectronics Technology, Inc.	672,315	410,086
*Micro-Star International Co., Ltd.	1,802,075	1,115,827
Min Aik Technology Co., Ltd.	224,317	320,645
*Mirle Automation Corp.	250,568	230,733
*Mitac International Corp.	1,126,000	515,895
*Mobiletron Electronics Co., Ltd.	135,000	100,159
*Mosel Vitelic, Inc.	106,000	51,344
*Mospec Seminconductor Corp.	117,000	69,188
*Mustek Systems, Inc.	129,119	33,262
Nak Sealing Technologies Corp.	121,954	120,872
*Namchow Chemical Industrial Co., Ltd.	473,000	368,097
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,409,680
*Nantex Industry Co., Ltd.	455,135	298,760
National Petroleum Co., Ltd.	455,824	487,089
*New Asia Construction & Development Co., Ltd.	133,618	29,139
*Ocean Plastics Co., Ltd.	342,200	236,667

1289

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Optimax Technology Corp.	674	$65
Opto Tech Corp.	789,886	640,377
*Orient Semiconductor Electronics, Ltd.	85,000	21,566
*Oriental Union Chemical Corp.	1,095,788	828,151
*Orise Technology Co., Ltd.	9,000	15,921
*Pacific Construction Co., Ltd.	1,054,000	180,526
*Pan Jit International, Inc.	463,318	377,345
Pan-International Industrial Corp.	452,088	736,397
*Paragon Technologies Co., Ltd.	12,000	33,175
PC Home Online	49,000	99,570
*Phihong Technology Co., Ltd.	585,001	565,141
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	435,990
*Polaris Securities Co., Ltd.	546,000	275,914
*Potrans Electrical Corp.	228,000	31,118
*Power Quotient International Co., Ltd.	52,000	44,852
*President Securities Corp.	739,000	431,679
*Prince Housing & Development Corp.	1,616,398	767,068
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	33,808
*Promate Electronic Co., Ltd.	28,000	20,310
Promise Technology, Inc.	232,309	178,758
*Protop Technology Co., Ltd.	192,000	1,262
*Qisda Corp.	136,000	70,298
*Quintain Steel Co., Ltd.	459,750	148,171
*Radiant Opto-Electronics Corp.	330,000	454,716
*Radium Life Tech Corp.	947,736	785,756
*Ralec Electronic Corp.	92,405	138,453
*Ralink Technology Corp.	13,000	41,522
*Rectron, Ltd.	178	36
*Rexon Industrial Corp., Ltd.	469,000	133,353
*Ritek Corp.	5,135,387	1,300,401
Ruentex Development Co., Ltd.	886,000	1,112,764
*Ruentex Industries, Ltd.	1,279,000	2,159,359
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,721,124	292,159
San Fang Chemical Industry Co., Ltd.	316,522	346,524
*Sanyang Industrial Co., Ltd.	1,402,046	529,046
*Sanyo Electric Co., Ltd.	503,000	498,606
SDI Corp.	274,000	306,080
Senao International Co., Ltd.	375,541	544,957
*Sheng Yu Steel Co., Ltd.	552,980	387,704
*ShenMao Technology, Inc.	19,000	34,972
*Shih Wei Navigation Co., Ltd.	171,000	221,761
*Shihlin Electric & Engineering Corp.	895,000	1,083,061
*Shihlin Paper Corp.	418,000	925,002
Shin Shin Co., Ltd.	49,000	37,405
*Shin Zu Shing Co., Ltd.	3,000	12,134
*Shining Building Business Co., Ltd.	68,000	74,194
*Shinkong Co., Ltd.	542,131	346,910
*Shinkong Synthetic Fibers Co., Ltd.	2,321,961	748,942
*Shuttle, Inc.	290,152	236,709
*Sigurd Microelectronics Corp.	424,974	234,600
*Silicon Integrated Systems Corp.	1,023,820	724,209
Silitech Technology Corp.	247,651	870,952
*Sincere Navigation Corp.	24,786	30,527
*Sinkang Industries Co., Ltd.	259,805	179,808
*Sinkong Textile Co., Ltd.	469,542	539,583
*Sinon Corp.	556,510	224,919
*Sintek Photronics Corp.	1,271,130	912,840
Sinyi Realty, Inc.	317,474	601,944

1290

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Sitronix Technology Corp.	57,000	$100,977
*Siward Crystal Technology Co., Ltd.	201,013	87,263
*Solomon Technology Corp.	281,138	115,510
*Sonix Technology Co., Ltd.	94,000	215,693
*South East Soda Manufacturing Co., Ltd.	279,250	260,506
*Southeast Cement Co., Ltd.	899,700	308,442
*SPI Electronic Co., Ltd.	281,556	344,199
*Springsoft, Inc.	123,000	129,949
*Standard Chemical & Pharmaceutical Co., Ltd.	212,685	170,946
*Standard Foods Taiwan, Ltd.	533,655	665,470
*Star Travel Taiwan Co., Ltd.	194,785	155,908
*Stark Technology, Inc.	226,860	191,340
*Sunonwealth Electric Machine Industry Co., Ltd.	339,486	282,183
*Sunplus Technology Co., Ltd.	397,000	371,163
Sunrex Technology Corp.	612,736	649,144
*Syscom Computer Engineering Co.	30,000	14,053
*Sysware Systex Corp.	261,388	349,400
*T JOIN Transportation Co., Ltd.	802,000	525,267
*Ta Chen Stainless Pipe Co., Ltd.	30,197	22,171
*Ta Chong Bank, Ltd.	3,172,212	609,561
*Ta Ya Electric Wire & Cable Co., Ltd.	884,858	220,431
*Ta Yih Industrial Co., Ltd.	194,000	223,688
*Tah Hsin Industrial Corp.	447,000	309,640
*Ta-I Technology Co., Ltd.	241,946	297,111
*Taichung Commercial Bank	2,300,841	568,280
*Tainan Enterprises Co., Ltd.	263,370	265,890
*Tainan Spinning Co., Ltd.	2,480,000	922,895
*Taisun Enterprise Co., Ltd.	542,000	200,010
*Taita Chemical Co., Ltd.	452,170	177,563
Taiwan Acceptance Corp.	229,480	241,193
*Taiwan Business Bank	821,000	211,782
*Taiwan Cogeneration Corp.	355,000	179,227
*Taiwan Fire & Marine Insurance Co., Ltd.	529,602	417,853
*Taiwan Flourescent Lamp Co., Ltd.	176,000	16,418
*Taiwan Hon Chuan Enterprise Co., Ltd.	337,311	548,760
*Taiwan Kai Yih Industrial Co., Ltd.	242,396	216,034
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Life Insurance Co., Ltd.	720,816	879,364
Taiwan Line Tek Electronic Co., Ltd.	77,214	134,225
*Taiwan Mask Corp.	528,720	200,497
*Taiwan Nano Electro-Optical Technology Co., Ltd.	29,000	21,019
Taiwan Navigation Co., Ltd.	557,777	708,803
*Taiwan Paiho Co., Ltd.	438,253	335,382
*Taiwan Pulp & Paper Corp.	618,000	191,059
*Taiwan Sakura Corp.	423,437	188,532
Taiwan Secom Co., Ltd.	710,332	1,138,121
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	369,233
*Taiwan Styrene Monomer Corp.	987,303	548,048
*Taiwan Tea Corp.	825,739	467,149
*Taiyen Biotech Co., Ltd.	438,000	259,703
*Teco Electric & Machinery Co., Ltd.	354,000	142,660
*Tecom, Ltd.	447,114	170,652
Ten Ren Tea Co., Ltd.	123,980	138,523
*Test Research, Inc.	78,000	85,160
*Test-Rite International Co., Ltd.	794,438	436,372
Thinking Electronic Industrial Co., Ltd.	184,204	298,022
*Thye Ming Industrial Co., Ltd.	267,015	338,894
*Ton Yi Industrial Corp.	2,487,280	906,294
*Tong Hsing Electronic Industries, Ltd.	33,000	114,812
Tong Yang Industry Co., Ltd.	30,000	44,810
*Topco Scientific Co., Ltd.	34,000	44,604

1291

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tsann Kuen Enterprise Co., Ltd.	129,857	$210,424
TSRC Corp.	397,000	471,873
TTET Union Corp.	264,000	301,532
*Tung Ho Steel Enterprise Corp.	18,000	20,030
*Twinhead International Corp.	500	78
*TYC Brother Industrial Co., Ltd.	506,910	344,755
*Tycoons Group Enterprise Co., Ltd.	719,000	166,742
*Tyntek Corp.	478,621	397,580
*Tze Shin International Co., Ltd.	329,558	134,741
*Uniform Industrial Corp.	88,823	65,671
*Unimicron Technology Corp.	313,372	379,101
*Union Bank of Taiwan	3,105,488	572,647
*Union Insurance Co., Ltd.	61,224	48,758
*Unitech Electronics Co., Ltd.	250,804	143,138
*Unitech Printed Circuit Board Corp.	660,303	233,183
*United Integration Service Co., Ltd.	446,439	399,871
*Unity Opto Technology Co., Ltd.	130,000	207,944
*Universal Cement Corp.	944,191	476,349
*Universal Scientific Industrial Co., Ltd.	1,735,843	1,121,931
*Universal, Inc.	126,690	90,667
*UPC Technology Corp.	1,364,071	703,294
*USI Corp.	1,203,000	737,582
*Ve Wong Corp.	326,550	248,341
*Veutron Corp.	145,000	15,248
*Visual Photonics Epitacy Co., Ltd.	194,266	429,063
*Wah Lee Industrial Corp.	99,000	125,769
*Walsin Lihwa Corp.	150,000	50,953
*Walsin Technology Corp., Ltd.	1,100,544	549,608
*Wan Hwa Enterprise Co., Ltd.	484,100	260,047
*Waterland Financial Holdings	3,648,021	1,152,966
*Wei Chih Steel Industrial Co., Ltd.	433,000	131,842
*Wei Chuan Food Corp.	737,000	785,909
*Weikeng Industrial Co., Ltd.	36,000	21,300
*Weltrend Semiconductor, Inc.	374,833	304,655
*Winbond Electronics Corp.	1,088,000	265,609
*Wintek Corp.	663,000	513,236
*Wistron NeWeb Corp.	313,202	495,534
WPG Holdings Co., Ltd.	244,904	378,109
*WT Microelectronics Co., Ltd.	28,000	20,536
*Yageo Corp.	4,968,000	1,722,265
*Yeung Cyang Industrial Co., Ltd.	509,170	396,628
*Yieh Phui Enterprise Co., Ltd.	2,488,569	949,591
*Yosun Industrial Corp.	543,269	515,798
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	1,121,980
*Yulon Nissan Motor Co., Ltd.	157,000	303,288
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	347,726
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	422,944
*Yung Tay Engineering Co., Ltd.	729,000	528,885
*Zenitron Corp.	36,000	24,093
*Zig Sheng Industrial Co., Ltd.	809,759	302,938
Zinwell Corp.	452,586	912,405
*Zippy Technology Corp.	217,948	161,865
*Zyxel Communication Corp.	974,430	780,527

TOTAL TAIWAN		149,003,505

THAILAND — (2.3%)
*ACL Bank PCL (Foreign)	121,000	39,732
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	128,784
Amata Corp. PCL (Foreign)	1,818,700	367,082
*Apex Development PCL (Foreign)	3,536	2,294
Asian Property Development PCL (Foreign) NVDR	2,158,000	318,548

1292

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangchak Petroleum PCL (Foreign)	914,300	$391,115
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	203,460
Bangkok Chain Hospital PCL (Foreign)	2,918,125	448,334
Bangkok Dusit Medical Services PCL (Foreign)	918,500	661,309
*Bangkok Expressway PCL (Foreign)	1,170,400	708,692
*Bangkok First Investment & Trust PCL (Foreign)	681,700	78,448
Bangkok Insurance PCL (Foreign)	84,734	612,627
*Bangkok Land PCL (Foreign) NVDR	21,859,870	342,435
*Bangkok Metro PCL (Foreign)	296,600	6,523
*Bangkok Rubber PCL (Foreign)	14,600	1,091
Big C Supercenter PCL (Foreign)	122,900	151,797
Bumrungrad Hospital PCL (Foreign)	535,200	459,503
*Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	356,659
*Central Paper Industry PCL (Foreign)	20	1,265
*Central Plaza Hotel PCL (Foreign)	991,100	116,442
Ch. Karnchang PCL (Foreign)	1,018,100	161,019
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	73,643
*Country Group Securities PCL (Foreign)	3,412,579	117,197
*Delta Electronics (Thailand) PCL (Foreign)	867,000	457,072
Dynasty Ceramic PCL (Foreign)	777,200	719,955
*Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	282,255
Electricity Generating PCL (Foreign)	7,800	18,563
*Erawan Group PCL (Foreign)	4,046,270	285,232
*G J Steel PCL (Foreign)	20,687,500	112,178
*G Steel PCL (Foreign)	780,000	8,224
*GFPT Public Co., Ltd. PCL(Foreign)	75,100	92,192
GMM Grammy PCL (Foreign)	928,000	380,202
*Hana Microelectronics PCL (Foreign)	1,281,796	810,897
*Hermraj Land & Development PCL (Foreign)	6,110,100	139,891
Home Product Center PCL (Foreign)	6,381,093	791,990
*ICC International PCL (Foreign)	204,600	240,380
Indorama Polymers PCL (Foreign)	833,100	227,129
*Italian-Thai Development PCL (Foreign) NVDR	2,664,530	219,937
*ITV PCL (Foreign)	2,785,600	88,112
*Jasmine International PCL (Foreign)	2,110,700	29,885
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	485,770
Kiatnakin Bank PCL (Foreign) NVDR	764,800	555,255
Kim Eng Securities Thailand PCL (Foreign)	367,600	112,954
*Krungthai Card PCL (Foreign)	425,800	160,340
L.P.N. Development PCL (Foreign)	761,300	151,366
*Laguna Resorts & Hotels PCL (Foreign)	80,500	97,003
Lanna Resources PCL (Foreign)	548,800	239,723
*Loxley PCL (Foreign)	3,228,020	198,378
Major Cineplex Group PCL (Foreign)	1,494,300	391,638
*MBK Development PCL (Foreign)	330,900	720,215
MCOT PCL (Foreign)	1,092,200	750,178
Minor International PCL (Foreign)	3	1
*Muang Thai Insurance PCL (Foreign)	19,588	31,275
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	69,167
*Nation Multimedia Group PCL (Foreign)	106,259	17,526
Padaeng Industry PCL (Foreign) NVDR	504,700	256,949
Patum Rice Mill & Granary PCL (Foreign)	5,500	8,781
*Polyplex PCL (Foreign)	1,057,800	197,571
Precious Shipping PCL (Foreign)	677,900	383,929
*Preuksa Real Estate PCL (Foreign)	1,632,400	796,652
Property Perfect PCL (Foreign)	1,745,800	188,280
*Quality Houses PCL (Foreign)	11,876,300	794,258
*Regional Container Lines PCL (Foreign)	1,112,300	321,677
Robinson Department Store PCL (Foreign)	1,875,025	581,797
*Rojana Industrial Park PCL (Foreign)	1,122,800	302,728
*Saha Pathana Inter-Holding PCL (Foreign)	350,000	181,353

1293

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Saha-Union PCL (Foreign)	538,400	$317,898
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	795,539
Samart Corporation PCL (Foreign)	1,676,200	280,250
Samart I-Mobile PCL (Foreign)	8,442,100	445,057
*Sansiri PCL (Foreign)	2,621,166	344,277
SC Asset Corp. PCL (Foreign)	580,100	188,736
SE-Education PCL (Foreign)	138,900	33,056
Serm Suk PCL (Foreign)	10,000	4,730
*Shinawatra Satellite PCL (Foreign)	615,700	125,199
*Siam Future Development PCL (Foreign)	440,000	41,356
Siam Makro PCL (Foreign)	355,600	931,984
*Siamgas & Petrochemicals PCL (Foreign)	216,700	49,613
*Sino-Thai Engineering & Construction PCL (Foreign)	796,700	127,203
*Sri Trang Agro Industry PCL (Foreign)	370,998	290,584
STP & I Public Co., Ltd. PCL (Foreign)	65,000	25,847
*Supalai PCL (Foreign)	2,640,533	477,277
*Tata Steel (Thailand) PCL (Foreign)	8,945,300	487,754
Thai Carbon Black PCL (Foreign)	87,900	51,901
*Thai Plastic & Chemicals PCL (Foreign)	1,357,900	736,322
Thai Reinsurance PCL (Foreign)	1,484,700	281,778
*Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	438,211
*Thai Union Frozen Products PCL (Foreign)	690,200	686,146
Thai Vegetable Oil PCL (Foreign)	1,087,875	553,851
*Thai Wacoal PCL (Foreign)	78,000	88,116
*Thanachart Capital PCL (Foreign)	2,034,100	1,188,780
*Thoresen Thai Agencies PCL (Foreign)	514,100	410,413
*Ticon Industrial Connection PCL (Foreign)	1,026,600	272,152
*Tipco Asphalt PCL (Foreign)	306,190	343,593
TIPCO Foods (Thailand) PCL (Foreign)	642,282	85,908
*Tisco Financial Group PCL (Foreign)	655,900	434,698
*TPI Polene PCL (Foreign)	1,094,760	275,380
*True Corp. PCL (Foreign)	5,686,000	503,595
*Tycoons Worldwide Group PCL (Foreign)	804,700	120,723
Univanich Palm Oil PCL (Foreign)	30,000	71,848
*Univentures PCL (Foreign)	1,801,100	121,538
Vanachai Group PCL (Foreign)	2,463,066	167,692
*Vinythai PCL (Foreign)	2,273,034	448,512

TOTAL THAILAND		30,894,374

TURKEY — (2.9%)
*Acibadem Saglik Hizmetleri ve Ticares A.S.	—	3
*Adana Cimento Sanayi Ticaret A.S.	633,056	229,784
*Adana Cimento T.A.S.	84,108	297,600
*Afyon Cimento Sanayi T.A.S.	1,584	95,246
Afyon Cimento Sanayii Ticaret A.S.	66	28,945
*Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,268,545
*Akenerji Elektrik Uretim A.S.	80,193	973,204
*Aksa Akrilik Kimya Sanayii A.S.	142,045	238,349
*Aksigorta A.S.	294,017	362,979
*Aktas Elektrik Ticaret A.S.	370	37,080
*Alarko Holding A.S.	129,551	360,552
*Albaraka Turk Katilim Bankasi AS	413,352	668,055
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	143,782
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	3
*Anadolu Anonim Turk Sigorta Sirketi A.S.	522,746	521,547
*Anadolu Cam Sanayii A.S.	472,758	670,752
Anadolu Hayat Sigorta A.S.	84,165	275,003
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	4
*Arcelik A.S.	140,494	555,457
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	471,271

1294

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Ayen Enerji A.S.	133,075	$250,159
*Aygaz A.S.	216,147	942,370
*Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	563,905
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	512,580
*Bati Anabolu Cimento A.S.	98,558	462,817
*Bati Soeke Cimento Sanayi A.S.	1	1
*Bolu Cimento Sanayii A.S.	239,226	311,851
*Borusan Mannesmann Boru Sanayi A.S.	29,797	275,394
*Boyner Buyuk Magazacilik A.S.	189,233	198,800
Bursa Cimento Fabrikasi A.S.	173,040	633,327
Celebi Hava Servisi A.S.	36,194	424,605
*Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,160,026
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*Deva Holding A.S.	115,512	290,879
*Dogan Gazetecilik A.S.	98,158	234,435
*Dogan Yayin Holding A.S.	410,154	415,705
*Dogus Otomotiv Servis ve Ticaret A.S.	245,043	875,898
*Ege Plstik Ticaret ve Sanayi A.S.	1	—
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,632,553
*Finans Fin Kirala T.A.S.	72,599	107,606
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	162,781
*Global Yatirim Holding A.S.	388,675	211,415
*Goldas Kuyumculuk Sanayi A.S.	49,862	41,026
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	271,295
*Goodyear Lastikleri T.A.S.	21,850	203,586
*GSD Holding A.S.	427,556	262,305
*Gubre Fabrikalari Ticaret A.S.	30,478	196,149
*Gunes Sigorta A.S.	143,245	230,794
*Haci Omer Sabanci Holding A.S.	210,518	907,195
*Hektas Ticaret T.A.S.	16,327	10,415
*Hurriyet Gazetecilik ve Matbaacilik A.S.	516,032	651,612
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	242,900
*Ihlas Holding A.S.	410,855	174,149
*Is Yatirim Menkul Degerler A.S.	22,500	46,603
*Izmir Demir Celik Sanayii A.S.	137,998	208,824
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	837,370	461,326
*Karton Sanayi ve Ticaret A.S.	980	69,668
*Konya Cimento Sanayii A.S.	4,921	314,213
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	280,432
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	158,000	544,171
*Mardin Cimento Sanayii ve Ticaret A.S.	201,608	984,345
*Marshall Boya ve Vernik Sanayii A.S.	1	8
*Medya Holdings A.S.	15,849	—
*Mudurnu Tavukculuk A.S.	1,740	523
*Nergis Holding A.S.	1,784	4,410
*Net Holding A.S.	550,177	231,720
*Net Turizm Ticaret ve Sanayi A.S.	153,223	124,613
*Nortel Networks Netas Telekomuenikasyon A.S.	13,916	538,494
Otobus Karoseri Sanayi A.S.	39,067	450,013
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	58,000	115,912
*Petkim Petrokimya Holding A.S.	172,124	1,028,465
*Pinar Entegre Et ve Un Sanayi A.S.	29,000	94,634
*Pinar Sut Mamulleri Sanayii A.S.	120,270	596,434
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,441
*Reysas Logistics T.A.S.	62,983	175,388
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	86,251	172,606
*Sekerbank T.A.S.	241,845	414,332
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	741,276
*Tat Konserve Sanayii A.S.	144,018	309,939
*TAV Havalimanlari Holding A.S.	252,461	1,034,442

1295

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Tekfen Holding A.S.	311,586	$1,160,039
*Tekstil Bankasi A.S.	181,377	132,690
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	94,425	129,328
*Tofas Turk Otomobil Fabrikasi A.S.	306,405	1,152,864
*Trakya Cam Sanayii A.S.	351,036	473,089
*Turcas Petrol A.S.	144,981	513,496
*Turk Demir Dokum Fabrikalari A.S.	1	3
*Turk Ekonomi Bankasi A.S.	528,459	887,702
*Turk Hava Yollari A.S.	528,355	1,926,457
*Turk Sise ve Cam Fabrikalari A.S.	700,972	905,865
*Turk Traktor ve Ziraat Makineleri A.S.	23,530	142,954
*Turkiye Sinai Kalkinma Bankasi A.S.	543,470	687,976
*Ulker Biskuvi Sanayi A.S.	142,520	367,967
*Uzel Makina Sanayii A.S.	172,635	89,965
*Vakif Finansal Kiralama A.S.	1	3
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	64,926	163,508
*Vestel Elektronik Sanayi ve Ticaret A.S.	190,016	341,981
Yapi Kredi Sigorta A.S.	102,412	908,464
*Zorlu Enerji Elektrik Uretim A.S.	185,560	401,735

TOTAL TURKEY		39,387,014

TOTAL COMMON STOCKS		1,178,492,948

PREFERRED STOCKS — (4.4%)
BRAZIL — (4.4%)
*Banco Alfa de Investimento SA	3,200	11,985
Banco Mercantil do Brasil SA	6,500	40,000
*Bardella SA Industrias Mecanicas	1,100	83,798
#*Braskem SA Preferred A Sponsored ADR	301,000	4,186,910
Centrais Electricas de Santa Catarina SA	57,900	1,118,069
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	2,535,360
*Companhia de Tecidos Norte de Minas	144,942	432,135
Companhia Energetica do Ceara Coelce Series A	63,400	1,001,619
Companhia Paranaense de Energia-Copel Series B	171,200	3,500,291
#Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	321,530
Confab Industrial SA	483,613	1,267,400
Contax Participacoes SA	70,800	931,480
Eletropaulo Metropolita SA Preferred A	184,200	3,371,300
*Empressa Metropolitanade Aguas e Energia SA	24,000	176,849
Energisa SA	138,800	165,676
Forjas Taurus SA	181,082	576,388
Fras-Le SA	20,200	44,258
*Gol Linhas Aereas Inteligentes SA	91,900	1,126,202
*Industria de Bebidas Antarctica Polar SA	23,000	32,029
*Inepar Industria e Construcoes SA	81,830	341,212
Klabin SA	1,412,700	3,657,282
Lojas Americanas SA	488,403	3,427,889
Mahle-Metal Leve SA Industria e Comercio	28,666	380,034
*Mangels Industrial SA	14,600	96,817
Marcopolo SA	335,800	1,352,107
*Net Servicos de Comunicacao SA	400,902	4,636,426
#Net Servicos de Comunicacao SA Preferred ADR	176,445	2,087,344
*Paranapanema SA	269,523	949,407
Randon e Participacoes SA	213,000	1,728,859
Rasip Agro-Pastoril SA	51,000	13,257
Sao Paulo Alpargatas SA	24,300	1,567,576
Saraiva SA Livreiros Editores	54,100	990,159
*Sharp SA Equipamentos Eletronicos	30,200,000	320
Suzano Papel e Celullose SA	390,634	4,208,900
*Ultrapar Participacoes SA	208,040	9,149,345
*Uniao de Industrias Petroquimicas SA Series B	1,321,579	729,147
Vivo Participacoes SA	75,886	2,153,393

1296

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Whirlpool SA	301,516	$567,843

TOTAL BRAZIL		58,960,596

INDIA — (0.0%)
*Ispat Industries, Ltd	620,622	41,473

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	176,957	10,894
*Malayan United Industries Berhad A2	176,957	9,857

TOTAL MALAYSIA		20,751

TOTAL PREFERRED STOCKS		59,022,820

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*Cia General de Electricidad SA Rights 12/16/09	2,413	5

INDONESIA — (0.0%)
*PT AKR Corporindo Tbk Rights 02/10/10	313,200	10,719
*PT Energi Mega Persada Tbk Rights 02/08/10	38,612,727	8,259

TOTAL INDONESIA		18,978

MALAYSIA — (0.0%)
*Hunza Properties Berhad Rights 02/19/10	133,860	20,995
*KPJ Healthcare Berhad Warrants 01/10/15	204,812	74,455
*Malaysian Resources Corp. Berhad Rights 02/19/10	1,148,883	97,677
*Media Prima Berhad Warrants 12/31/14	51,673	7,575
*OSK Holdings Berhad Warrants 09/30/12	1,696	57

TOTAL MALAYSIA		200,759

MEXICO — (0.0%)
*Financiera Independencia S.A.B de C.V. Rights 02/05/10	1,940	185

TAIWAN — (0.0%)
*Leader Electronics, Inc. Rights 2/3/10	3,836	270
*Lotes Co., Ltd. Rights 02/06/10	997	1,248
*Shih Wei Navigation Co., Ltd. Rights 03/01/10	3,599	394

TOTAL TAIWAN		1,912

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	28,077
*Bangkokland PCL (Foreign) Warrants 01/07/10	217,333	65
*Sansiri PCL (Foreign) Warrants 01/20/15	1,310,583	—

TOTAL THAILAND		28,142

TOTAL RIGHTS/WARRANTS		249,981

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $2,965,000 FNMA 5.00%, 08/25/18, valued at $2,153,839) to be repurchased at $2,121,034	$2,121	2,121,000

1297

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (8.1%)
§@DFA Short Term Investment Fund LP	103,974,834	$103,974,834
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $5,276,959) to be repurchased at $5,173,541	$5,173	5,173,489

TOTAL SECURITIES LENDING COLLATERAL		109,148,323

TOTAL INVESTMENTS — (100.0%) (Cost $1,017,983,498)##		$1,349,035,072

Summary of inputs used to value the Series’ net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$1	—	$1
Brazil	$96,803,462	7,557	—	96,811,019
Chile	31,125,290	—	—	31,125,290
China	337,173	144,633,582	—	144,970,755
Hungary	—	3,282,349	—	3,282,349
India	1,204,124	156,354,260	—	157,558,384
Indonesia	1,047,233	40,102,465	—	41,149,698
Israel	282,397	32,931,644	—	33,214,041
Malaysia	823,217	69,049,747	—	69,872,964
Mexico	73,114,082	517,448	—	73,631,530
Philippines	31,887	18,104,724	—	18,136,611
Poland	—	32,448,320	—	32,448,320
South Africa	197,270	120,346,890	—	120,544,160
South Korea	770,435	135,692,498	—	136,462,933
Taiwan	65	149,003,440	—	149,003,505
Thailand	30,801,612	92,762	—	30,894,374
Turkey	1,783,381	37,603,633	—	39,387,014
Preferred Stocks
Brazil	58,928,247	32,349	—	58,960,596
India	—	41,473	—	41,473
Malaysia	20,751	—	—	20,751
Rights/Warrants
Chile	5	—	—	5
Indonesia	8,259	10,719	—	18,978
Malaysia	82,087	118,672	—	200,759
Mexico	—	185	—	185
Taiwan	—	1,912	—	1,912
Thailand	28,142	—	—	28,142
Temporary Cash Investments	—	2,121,000	—	2,121,000
Securities Lending Collateral	—	109,148,323	—	109,148,323

TOTAL	$297,389,119	$1,051,645,953	—	$1,349,035,072

1298

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.3%)
Consumer Discretionary — (17.1%)
#*99 Cents Only Stores	8,630	$112,535
*AC Moore Arts & Crafts, Inc.	25,417	71,168
Acme United Corp.	1,030	9,167
*Aldila, Inc.	6,471	27,178
*Alloy, Inc.	19,256	148,656
#American Greetings Corp. Class A	73,700	1,361,976
*America’s Car-Mart, Inc.	2,770	65,178
#*AnnTaylor Stores Corp.	14,100	177,096
*ante4, Inc.	1,185	1,114
#*Arctic Cat, Inc.	21,666	181,561
*Asbury Automotive Group, Inc.	37,779	418,214
*Ascent Media Corp.	162	4,175
*Audiovox Corp. Class A	23,289	154,872
#*AutoNation, Inc.	285,676	5,142,168
*Ballantyne Strong, Inc.	9,932	33,074
#Barnes & Noble, Inc.	38,682	676,161
*Beasley Broadcast Group, Inc.	9,802	35,189
*Beazer Homes USA, Inc.	36,700	143,130
bebe stores, Inc.	1,900	11,742
*Benihana, Inc.	3,200	15,040
*Bluegreen Corp.	14,775	36,051
Blyth, Inc.	4,825	135,534
Bob Evans Farms, Inc.	52,387	1,462,121
Bon-Ton Stores, Inc. (The)	14,849	129,929
Books-A-Million, Inc.	27,100	172,627
*Boyd Gaming Corp.	20,700	161,460
#*Brookfield Homes Corp.	39,865	289,420
Brown Shoe Co., Inc.	74,175	908,644
Brunswick Corp.	112,200	1,203,906
*Build-A-Bear-Workshop, Inc.	30,090	143,529
#*Cabela’s, Inc.	109,175	1,759,901
*Cache, Inc.	19,900	83,580
*California Coastal Communities, Inc.	809	1,133
Callaway Golf Co.	91,170	680,128
*Canterbury Park Holding Corp.	2,755	19,643
*Carmike Cinemas, Inc.	8,543	61,766
*Carnival Corp.	688,708	22,954,638
*Carriage Services, Inc.	19,056	73,366
*Cavco Industries, Inc.	8,633	309,407
CBS Corp.	22,291	288,668
CBS Corp. Class B	547,066	7,073,563
#*Charming Shoppes, Inc.	106,082	616,336
*Chico’s FAS, Inc.	190,700	2,435,239
Christopher & Banks Corp.	56,231	373,936
Churchill Downs, Inc.	3,137	113,873
Cinemark Holdings, Inc.	35,100	497,718
#*Collective Brands, Inc.	59,190	1,164,859
Comcast Corp. Class A	3,570,978	56,528,582
Comcast Corp. Special Class A	1,432,185	21,683,281
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	21,520	120,942
#Cooper Tire & Rubber Co.	147,627	2,514,088
#*Core-Mark Holding Co., Inc.	24,894	742,339
*Craftmade International, Inc.	2,799	8,397
CSS Industries, Inc.	16,392	284,073
*Culp, Inc.	21,913	285,088
*Cybex International, Inc.	29,933	37,416
#D.R. Horton, Inc.	121,320	1,430,363

1299

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*dELiA*s, Inc.	22,143	$39,415
*Delta Apparel, Inc.	7,832	99,623
*Destination Maternity Corp.	11,225	273,104
Dillard’s, Inc.	120,300	1,992,168
#*DineEquity, Inc.	46,083	1,047,927
#*DIRECTV Class A	321,941	9,770,909
#*Discovery Communications, Inc. (25470F104)	40,480	1,200,637
#*Discovery Communications, Inc. (25470F203)	3,937	114,370
*Discovery Communications, Inc. (25470F302)	163,880	4,303,489
Disney (Walt) Co.	1,135,556	33,555,680
*Dixie Group, Inc.	11,800	28,143
*Dorman Products, Inc.	14,657	226,451
Dover Motorsports, Inc.	15,200	34,048
*Dress Barn, Inc. (The)	799	18,808
*Drew Industries, Inc.	57,500	1,069,500
#*DSW, Inc.	2,000	48,200
*Duckwall-ALCO Stores, Inc.	700	8,624
Educational Development Corp.	1,900	11,400
*Ethan Allen Interiors, Inc.	20,500	297,045
*Exide Technologies.	12,623	97,576
#*Federal Mogul Corp.	24,703	404,635
Finish Line, Inc. Class A	73,309	812,997
*Fisher Communications, Inc.	13,612	175,050
*Flanigan’s Enterprises, Inc.	865	5,320
Flexsteel Industries, Inc.	1,719	20,061
#Foot Locker, Inc.	177,119	1,999,674
Fortune Brands, Inc.	149,626	6,219,953
FortuNet, Inc.	700	1,568
*Franklin Electronic Publishers, Inc.	4,850	12,028
#Fred’s, Inc.	41,937	420,628
Frisch’s Restaurants, Inc.	600	14,370
*Full House Resorts, Inc.	700	1,988
*Furniture Brands International, Inc.	66,063	340,885
*GameTech International, Inc.	2,360	3,776
Gaming Partners International Corp.	500	2,830
*Gander Mountain Co.	42,828	224,847
Gannett Co., Inc.	31,300	505,495
#*Gaylord Entertainment Co.	43,182	830,822
*Genesco, Inc.	51,445	1,213,073
*G-III Apparel Group, Ltd.	19,700	342,977
*Great Wolf Resorts, Inc.	34,400	79,464
#*Group 1 Automotive, Inc.	63,000	1,827,000
#Harte-Hanks, Inc.	6,300	66,528
*Hastings Entertainment, Inc.	1,572	6,540
#Haverty Furniture Cos., Inc.	38,589	475,802
*Heelys, Inc.	24,120	50,170
*Helen of Troy, Ltd.	64,389	1,517,649
*Hollywood Media Corp.	28,505	38,197
Hooker Furniture Corp.	5,459	69,384
#*Hot Topic, Inc.	1,540	8,855
*HSN, Inc.	60,525	1,158,448
*Iconix Brand Group, Inc.	95,450	1,204,579
*Isle of Capri Casinos, Inc.	15,000	120,750
*J. Alexander’s Corp.	9,296	31,142
J.C. Penney Co., Inc.	195,699	4,859,206
*JAKKS Pacific, Inc.	15,024	165,264
Jarden Corp.	108,050	3,293,364
*Jo-Ann Stores, Inc.	45,950	1,609,169
Johnson Controls, Inc.	3,600	100,188
*Johnson Outdoors, Inc.	12,128	128,678
Jones Apparel Group, Inc.	83,715	1,208,845

1300

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Kenneth Cole Productions, Inc. Class A	12,374	$126,710
*Kid Brands, Inc.	24,276	121,137
KSW, Inc.	446	1,753
#*K-Swiss, Inc.. Class A	14,508	131,733
Lacrosse Footwear, Inc.	495	6,722
*Lakeland Industries, Inc.	11,757	99,112
*Lakes Entertainment, Inc.	23,964	59,670
#*Landry’s Restaurants, Inc.	23,900	495,686
•*Lazare Kaplan International, Inc.	12,780	31,950
Lennar Corp. Class A	160,800	2,469,888
#*Liberty Global, Inc. Class A	68,111	1,728,657
*Liberty Global, Inc. Series C	64,637	1,619,803
*Liberty Media Corp. Capital Class A	217,289	5,625,612
*Liberty Media Corp. Capital Class B	6,066	158,141
*Liberty Media Corp. Interactive Class A	882,463	9,159,966
*Liberty Media Corp. Interactive Class B	35,506	371,393
*Liberty Media Corp. Series A	11,355	532,549
*Liberty Media-Starz Corp. Series B	1,718	80,901
#*Life Time Fitness, Inc.	27,800	665,810
*Lifetime Brands, Inc.	17,158	136,749
*Lithia Motors, Inc.	37,982	296,260
#*Live Nation Entertainment, Inc.	130,962	1,502,134
#*Liz Claiborne, Inc.	3,900	18,993
*Lodgian, Inc.	21,628	53,205
*Luby’s, Inc.	45,323	155,458
*M/I Homes, Inc.	37,930	391,438
*Mac-Gray Corp.	13,247	118,693
Macy’s, Inc.	233,092	3,713,156
Marcus Corp.	12,132	135,636
*MarineMax, Inc.	24,377	220,124
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	129,938
*Media General, Inc.	27,100	220,865
#Men’s Wearhouse, Inc. (The)	82,560	1,663,584
Meredith Corp.	45,883	1,421,455
#*Meritage Homes Corp.	38,859	870,053
#*Modine Manufacturing Co.	42,200	401,322
#*Mohawk Industries, Inc.	98,740	4,088,823
*Morton’s Restaurant Group, Inc.	16,226	62,146
#Movado Group, Inc.	30,500	333,365
*MTR Gaming Group, Inc.	27,298	48,317
*Multimedia Games, Inc.	34,039	167,812
*Nautilus, Inc.	24,965	62,662
*New Frontier Media, Inc.	22,735	47,971
*New York & Co., Inc.	48,901	176,044
News Corp. Class A	1,864,745	23,514,434
#News Corp. Class B	855,872	12,564,201
*O’Charley’s, Inc.	24,586	181,936
*Office Depot, Inc.	102,210	580,553
*OfficeMax, Inc.	5,000	64,850
*Orbitz Worldwide, Inc.	41,101	252,360
#*Orient-Express Hotels, Ltd.	69,948	682,692
#*Orleans Homebuilders, Inc.	20,871	30,472
#*Outdoor Channel Holdings, Inc.	40,604	205,050
Oxford Industries, Inc.	34,709	619,209
*Palm Harbor Homes, Inc.	1,973	4,045
#*Penske Automotive Group, Inc.	61,906	870,398
Pep Boys - Manny, Moe & Jack (The)	81,600	681,360
*Perry Ellis International, Inc.	28,161	451,421
Phillips-Van Heusen Corp.	65,540	2,575,067
*Pinnacle Entertainment, Inc.	94,530	771,365
*Pulte Homes, Inc.	32,390	340,743

1301

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Quiksilver, Inc.	400	$808
*RC2 Corp.	9,483	136,271
*Red Lion Hotels Corp.	28,076	166,491
*Red Robin Gourmet Burgers, Inc.	41,775	769,913
#Regis Corp.	55,200	879,336
*Rent-A-Center, Inc.	40,770	815,400
*Retail Ventures, Inc.	80,824	669,223
*Rex Stores Corp.	4,050	61,155
RG Barry Corp.	700	6,195
*Rick’s Cabaret International, Inc.	9,575	106,666
#*Rocky Brands, Inc.	10,229	87,867
#*Royal Caribbean Cruises, Ltd.	322,500	8,414,025
*Rubio’s Restaurants, Inc.	11,908	92,287
*Ruby Tuesday, Inc.	17,500	120,925
*Saga Communications, Inc.	6,520	85,412
#*Saks, Inc.	44,800	288,512
*Salem Communications Corp.	5,831	31,196
Scholastic Corp.	38,300	1,145,170
#*Sears Holdings Corp.	137,330	12,810,142
Service Corp. International	262,871	2,016,221
*Shiloh Industries, Inc.	25,710	115,695
*Shoe Carnival, Inc.	31,193	569,896
*Sinclair Broadcast Group, Inc. Class A	99,274	501,334
*Skechers U.S.A., Inc. Class A	49,610	1,392,057
Skyline Corp.	5,123	93,802
Spartan Motors, Inc.	10,400	62,400
Speedway Motorsports, Inc.	71,217	1,183,627
*Sport Chalet, Inc. Class A	875	1,662
#*Sport Chalet, Inc. Class B	400	868
Sport Supply Group, Inc.	22,269	264,778
Stage Stores, Inc.	60,550	782,306
*Standard Motor Products, Inc.	26,500	207,760
*Standard Pacific Corp.	95,294	345,917
*Stanley Furniture, Inc.	12,564	122,499
#*Steak n Shake Co. (The)	3,445	1,106,672
*Steinway Musical Instruments, Inc.	6,946	113,220
Stewart Enterprises, Inc.	65,424	331,700
*Stoneridge, Inc.	17,667	123,316
*Strattec Security Corp.	5,556	110,342
Superior Industries International, Inc.	38,400	564,864
*Syms Corp.	5,500	43,010
Systemax, Inc.	7,773	136,261
*Tandy Brands Accessories, Inc.	10,432	30,774
*Tandy Leather Factory, Inc.	500	1,850
*Timberland Co. Class A	3,300	56,760
Time Warner Cable, Inc.	693,942	30,248,932
Time Warner, Inc.	1,534,860	42,131,907
#*Toll Brothers, Inc.	204,699	3,780,791
*Trans World Entertainment Corp.	5,781	7,515
*TRW Automotive Holdings Corp.	153,112	3,526,169
*Tuesday Morning Corp.	100	437
*Unifi, Inc.	163,482	546,030
UniFirst Corp.	14,500	728,480
#*Vail Resorts, Inc.	8,370	282,069
*Valassis Communications, Inc.	12,367	258,841
Washington Post Co.	4,880	2,120,946
#*West Marine, Inc.	26,363	221,186
#Whirlpool Corp.	88,001	6,615,915
Williams-Sonoma, Inc.	11,805	224,059
Wyndham Worldwide Corp.	240,716	5,052,629

1302

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Zale Corp.	37,743	$82,280

Total Consumer Discretionary		438,492,578

Consumer Staples — (6.1%)
Andersons, Inc. (The)	9,900	267,102
Archer-Daniels-Midland Co.	583,912	17,488,164
B&G Foods, Inc.	62,773	563,702
Bunge, Ltd.	101,700	5,978,943
*Cagle’s, Inc. Class A	600	2,634
CCA Industries, Inc.	8,323	46,026
*Central European Distribution Corp.	50,392	1,615,064
*Central Garden & Pet Co.	37,832	360,917
*Central Garden & Pet Co. Class A	44,862	394,337
#*Chiquita Brands International, Inc.	70,190	1,029,687
*Constellation Brands, Inc. Class A	161,446	2,596,052
*Constellation Brands, Inc. Class B	12,715	206,619
Corn Products International, Inc.	62,117	1,765,365
*Craft Brewers Alliance, Inc.	2,546	5,983
CVS Caremark Corp.	1,233,769	39,937,103
Del Monte Foods Co.	342,870	3,901,861
Dr Pepper Snapple Group, Inc.	74,494	2,060,504
*Elizabeth Arden, Inc.	22,200	344,544
Farmer Brothers Co.	21,106	362,812
#*Great Atlantic & Pacific Tea Co.	10,300	77,147
Griffin Land & Nurseries, Inc. Class A	1,500	41,445
#*Hain Celestial Group, Inc.	63,205	1,010,648
*Harbinger Group, Inc.	3,064	21,877
*HQ Sustainable Maritime Industries, Inc.	10,070	70,893
Imperial Sugar Co.	8,780	143,904
Ingles Markets, Inc.	9,998	141,572
Inter Parfums, Inc.	3,525	46,918
J.M. Smucker Co.	89,743	5,390,862
Kraft Foods, Inc.	1,434,254	39,671,466
Mannatech, Inc.	13,238	40,111
*MGP Ingredients, Inc.	7,785	51,147
Molson Coors Brewing Co.	190,750	8,011,500
Molson Coors Brewing Co. Class A	1,908	78,839
*NBTY, Inc.	70,000	3,117,100
*Nutraceutical International Corp.	20,022	260,086
*Omega Protein Corp.	34,025	146,307
*Pantry, Inc.	14,500	195,315
*Parlux Fragrances, Inc.	556	945
*PC Group, Inc.	118	39
*Physicians Formula Holdings, Inc.	947	2,188
*Prestige Brands Holdings, Inc.	116,810	907,614
#*Ralcorp Holdings, Inc.	32,527	2,010,169
Safeway, Inc.	239,265	5,371,499
*Sanfilippo (John B.) & Son, Inc.	9,100	138,775
*Seneca Foods Corp. Class B	300	8,100
#*Smart Balance, Inc.	28,450	158,182
#*Smithfield Foods, Inc.	154,673	2,329,375
#*SUPERVALU, Inc.	70,609	1,038,658
*Susser Holdings Corp.	9,700	85,554
Tasty Baking Co.	8,988	61,927
Tyson Foods, Inc. Class A	405,030	5,597,515
#Universal Corp.	17,890	812,027
#*Winn-Dixie Stores, Inc.	92,300	934,999

Total Consumer Staples		156,902,122

Energy — (13.1%)
Adams Resources & Energy, Inc.	6,758	141,918

1303

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Allis-Chalmers Energy, Inc.	68,726	$250,850
#Alon USA Energy, Inc.	36,500	261,340
Anadarko Petroleum Corp.	845,068	53,898,437
Apache Corp.	173,929	17,178,967
*Atlas Energy, Inc.	6,800	205,700
*ATP Oil & Gas Corp.	38,800	561,436
*Barnwell Industries, Inc.	5,190	19,774
*Basic Energy Services, Inc.	58,596	550,216
Berry Petroleum Corp. Class A	22,717	615,176
#*Bill Barrett Corp.	15,777	489,087
BJ Services Co.	158,482	3,275,823
*Brigham Exploration Co.	37,193	484,997
*Bristow Group, Inc.	40,500	1,445,850
*Bronco Drilling Co., Inc.	26,439	132,724
Cabot Oil & Gas Corp.	15,905	608,684
*Cal Dive International, Inc.	53,900	379,456
#*Carrizo Oil & Gas, Inc.	4,500	108,000
Chesapeake Energy Corp.	618,000	15,314,040
Chevron Corp.	9,400	677,928
Cimarex Energy Co.	105,300	5,181,813
*Complete Production Services, Inc.	66,527	833,583
ConocoPhillips	1,496,850	71,848,800
*CREDO Petroleum Corp.	700	6,300
*CVR Energy, Inc.	8,500	68,170
Delek US Holdings, Inc.	68,089	475,261
Devon Energy Corp.	93,095	6,228,986
*Double Eagle Petroleum Co.	3,969	17,503
*Encore Acquisition Co.	41,335	1,968,373
*Ensco International P.L.C. Sponsored ADR	82,957	3,237,812
#*Exterran Holdings, Inc.	65,289	1,324,061
General Maritime Corp.	6,600	51,084
*Geokinetics, Inc.	12,504	122,539
*GeoMet, Inc.	50,821	55,395
*GeoResources, Inc.	7,525	96,169
*Global Industries, Ltd.	15,300	106,641
*GulfMark Offshore, Inc.	37,045	909,455
*Harvest Natural Resources, Inc.	32,900	147,721
*Helix Energy Solutions Group, Inc.	93,310	990,019
Helmerich & Payne, Inc.	66,634	2,787,300
*Hercules Offshore, Inc.	83,800	326,820
Hess Corp.	163,341	9,439,476
*HKN, Inc.	17,831	52,245
Holly Corp.	8,300	216,630
#*Hornbeck Offshore Services, Inc.	9,800	210,798
*International Coal Group, Inc.	97,751	348,971
*Key Energy Services, Inc.	51,674	499,688
Lufkin Industries, Inc.	600	38,028
Marathon Oil Corp.	856,737	25,539,330
*Mitcham Industries, Inc.	6,824	50,498
#*Nabors Industries, Ltd.	122,277	2,726,777
National-Oilwell, Inc.	412,212	16,859,471
*Natural Gas Services Group, Inc.	16,360	257,016
#*Newfield Exploration Co.	66,338	3,246,582
*Newpark Resources, Inc.	93,720	373,943
Noble Energy, Inc.	79,491	5,877,565
#*Oil States International, Inc.	49,600	1,827,264
*OMNI Energy Services Corp.	1,000	1,550
#Overseas Shipholding Group, Inc.	31,009	1,383,311
*OYO Geospace Corp.	2,501	93,712
*Parker Drilling Co.	97,200	467,532
#*Patriot Coal Corp.	52,400	811,676

1304

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Patterson-UTI Energy, Inc.	120,725	$1,854,336
*Petroleum Development Corp.	9,670	202,683
*PHI, Inc. Non-Voting	23,117	449,857
*PHI, Inc. Voting	200	3,900
*Pioneer Drilling Co.	65,927	524,120
Pioneer Natural Resources Co.	164,693	7,243,198
*Plains Exploration & Production Co.	162,430	5,417,040
*Pride International, Inc.	91,580	2,710,768
*Rosetta Resources, Inc.	79,112	1,626,543
*Rowan Cos., Inc.	94,967	2,039,891
#*SEACOR Holdings, Inc.	36,653	2,574,873
*Seahawk Drilling, Inc.	4,268	89,244
Smith International, Inc.	106,785	3,237,721
Southern Union Co.	—	—
*Stone Energy Corp.	44,236	705,122
*Sunoco, Inc.	70,498	1,768,795
*Swift Energy Corp.	34,730	870,334
*T-3 Energy Services, Inc.	7,100	160,105
#Tesoro Petroleum Corp.	122,780	1,534,750
*Tetra Technologies, Inc.	36,718	384,070
*TGC Industries, Inc.	787	3,156
Tidewater, Inc.	31,906	1,493,839
Toreador Resources Corp.	4,000	50,440
*Trico Marine Services, Inc.	32,915	115,202
*Union Drilling, Inc.	31,871	231,702
#*Unit Corp.	57,000	2,595,780
*USEC, Inc.	163,200	652,800
Valero Energy Corp.	604,760	11,139,679
#*Western Refining, Inc.	55,400	253,178
*Whiting Petroleum Corp.	69,755	4,642,893
#*Willbros Group, Inc.	3,700	56,573
XTO Energy, Inc.	397,536	17,718,180

Total Energy		336,057,043

Financials — (26.0%)
1st Source Corp.	47,839	729,545
21st Century Holding Co.	19,667	79,258
Abington Bancorp, Inc.	66,362	473,825
Access National Corp.	600	3,510
*Affirmative Insurance Holdings, Inc.	14,714	63,859
*Allegheny Corp.	11,829	3,088,670
Alliance Bancorp, Inc. of Pennsylvania	700	5,810
Allstate Corp.	385,289	11,531,700
*Altisource Portfolio Solutions SA	700	16,065
American Capital, Ltd.	38,567	142,312
American Equity Investment Life Holding Co.	88,700	651,058
American Financial Group, Inc.	199,200	4,942,152
*American Independence Corp.	866	3,940
American National Insurance Co.	48,061	5,115,613
*American Safety Insurance Holdings, Ltd.	12,075	166,031
#*AmeriCredit Corp.	224,750	4,713,007
Ameriprise Financial, Inc.	74,139	2,835,075
Ameris Bancorp	35,993	336,175
*AMERISAFE, Inc.	16,308	282,128
*AmeriServe Financial, Inc.	33,075	48,620
*Arch Capital Group, Ltd.	15,453	1,105,508
*Argo Group International Holdings, Ltd.	34,700	927,878
Aspen Insurance Holdings, Ltd.	89,116	2,373,159
#*Asset Acceptance Capital Corp.	6,490	37,772
Associated Banc-Corp	105,623	1,343,525
Assured Guaranty, Ltd.	152,510	3,455,877

1305

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
ASTA Funding, Inc.	6,765	$42,214
#Atlantic Coast Federal Corp.	3,255	4,915
*Avatar Holdings, Inc.	21,050	356,587
Axis Capital Holdings, Ltd.	58,824	1,694,131
#*B of I Holding, Inc.	16,455	195,321
Baldwin & Lyons, Inc.	300	6,870
Baldwin & Lyons, Inc. Class B	8,013	190,629
Bancorp Rhode Island, Inc.	1,300	32,071
*Bancorp, Inc.	21,975	160,637
#BancTrust Financial Group, Inc.	34,553	134,757
Bank Mutual Corp.	51,800	346,024
Bank of America Corp.	6,291,365	95,502,921
#*Bank of Florida Corp.	2,700	3,267
Bank of New York Mellon Corp.	251,332	7,311,248
BankAtlantic Bancorp, Inc.	45,976	67,585
BankFinancial Corp.	43,669	417,039
#Banner Corp.	13,022	38,545
Bar Harbor Bankshares	600	16,206
#BB&T Corp.	238,480	6,646,438
Berkshire Hills Bancorp, Inc.	22,974	380,220
#BlackRock, Inc.	11,600	2,480,312
Boston Private Financial Holdings, Inc.	94,618	678,411
Brookline Bancorp, Inc.	37,995	380,330
Cadence Financial Corp.	24,680	45,658
Capital City Bank Group, Inc.	14,196	170,068
Capital One Financial Corp.	443,400	16,343,724
Capital Southwest Corp.	7,359	599,391
#CapitalSource, Inc.	9,700	46,463
#Capitol Bancorp, Ltd.	14,990	34,477
Cardinal Financial Corp.	25,481	237,738
Carver Bancorp, Inc.	600	4,356
Cascade Financial Corp.	10,277	22,712
#Cathay General Bancorp	50,900	487,622
Center Bancorp, Inc.	1,346	11,145
*Center Financial Corp.	40,776	194,094
*Central Jersey Bancorp	8,049	23,986
Centrue Financial Corp.	300	933
Century Bancorp, Inc. Class A	1,206	25,410
CFS Bancorp, Inc.	14,148	49,518
Chemical Financial Corp.	25,302	536,149
*Chicopee Bancorp, Inc.	1,000	12,950
Chubb Corp.	211,036	10,551,800
Cincinnati Financial Corp.	230,743	6,089,308
Citigroup, Inc.	5,515,388	18,311,088
Citizens Community Bancorp, Inc.	10,355	43,232
Citizens South Banking Corp.	1,842	8,676
CME Group, Inc.	67,810	19,449,264
#*CNA Financial Corp.	313,566	7,365,665
*CNA Surety Corp.	59,978	839,692
CoBiz Financial, Inc.	37,574	200,645
Codorus Valley Bancorp, Inc.	115	653
Colony Bankcorp, Inc.	300	1,122
Columbia Banking System, Inc.	49,127	932,922
Comerica, Inc.	195,322	6,740,562
Community Bank System, Inc.	2,386	49,891
*Community West Bancshares	400	1,200
#CompuCredit Holdings Corp.	84,274	281,475
#*Conseco, Inc.	60	286
*Crescent Financial Corp.	19,040	60,166
#CVB Financial Corp.	2,102	20,137
Delphi Financial Group, Inc. Class A	68,878	1,394,779

1306

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Discover Financial Services	719,953	$9,848,957
Donegal Group, Inc. Class A	36,988	545,573
Donegal Group, Inc. Class B	300	5,166
#*Doral Financial Corp.	11,332	40,229
East West Bancorp, Inc.	100,365	1,648,997
Eastern Insurance Holdings, Inc.	23,677	199,597
Eastern Virginia Bankshares, Inc.	300	2,277
EMC Insurance Group, Inc.	20,727	428,634
*Encore Bancshares, Inc.	6,800	56,032
#*Encore Capital Group, Inc.	35,572	560,970
Endurance Specialty Holdings, Ltd.	76,288	2,747,894
*Enstar Group, Ltd.	900	58,401
Enterprise Bancorp, Inc.	600	6,228
Enterprise Financial Services Corp.	18,728	174,920
ESB Financial Corp.	1,000	11,720
ESSA Bancorp, Inc.	17,070	202,279
Evans Bancorp, Inc.	400	4,900
Everest Re Group, Ltd.	25,794	2,211,578
#F.N.B. Corp.	135,507	960,745
Farmers Capital Bank Corp.	1,900	16,834
#FBL Financial Group, Inc. Class A	40,435	725,404
Federal Agricultural Mortgage Corp.	10,757	81,323
Federal Agricultural Mortgage Corp. Class A	177	1,220
Fidelity Bancorp, Inc.	400	1,970
Fidelity National Financial, Inc.	105,370	1,359,273
#*Fidelity Southern Corp.	6,422	32,559
Fifth Third Bancorp	911,741	11,342,058
Financial Institutions, Inc.	6,350	80,010
*First Acceptance Corp.	39,006	74,892
First American Corp.	139,895	4,136,695
#First Bancorp (318672102)	56,576	128,993
First Bancorp (318910106)	13,802	213,655
*First Bancshares, Inc. (318687100)	400	3,260
*First Bancshares, Inc. (318916103)	300	2,790
First Busey Corp.	50,644	179,786
First Business Financial Services, Inc.	300	3,045
First Citizens BancShares, Inc.	15,868	2,661,222
First Defiance Financial Corp.	10,257	108,314
#First Federal Bancshares of Arkansas, Inc.	1,100	3,454
*First Federal of Northern Michigan Bancorp, Inc.	1,100	1,386
First Financial Holdings, Inc.	9,823	115,813
First Financial Northwest, Inc.	26,672	165,100
First Financial Service Corp.	900	7,929
*First Horizon National Corp.	200,158	2,592,046
First M&F Corp.	100	321
First Merchants Corp.	27,781	187,800
First Mercury Financial Corp.	20,314	266,317
First Midwest Bancorp, Inc.	58,300	767,811
First Niagara Financial Group, Inc.	86,791	1,191,640
First PacTrust Bancorp, Inc.	900	5,967
First Place Financial Corp.	21,298	66,663
First Security Group, Inc.	17,516	40,812
*First South Bancorp, Inc.	3,286	33,189
#First United Corp.	600	3,600
*FirstCity Financial Corp.	6,152	37,835
Flagstone Reinsurance Holdings, Ltd.	36,333	380,406
Flushing Financial Corp.	47,920	587,020
#FNB United Corp.	20,931	33,699
#*Forest City Enterprises, Inc. Class A	22,899	258,988
*FPIC Insurance Group, Inc.	10,098	383,219
#Fulton Financial Corp.	169,790	1,568,860

1307

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
German American Bancorp, Inc.	12,158	$180,668
GFI Group, Inc.	16,600	80,842
Goldman Sachs Group, Inc.	16,500	2,453,880
Great Southern Bancorp, Inc.	9,562	214,858
#Greene Bancshares, Inc.	25,523	144,205
*Greenlight Capital Re, Ltd.	5,300	127,995
GS Financial Corp.	400	5,420
*Guaranty Bancorp	90,216	130,813
*Guaranty Federal Bancshares, Inc.	1,684	9,599
*Hallmark Financial Services, Inc.	27,634	216,927
Hampden Bancorp, Inc.	5,886	62,980
#Hampton Roads Bankshares, Inc.	3,415	6,796
Hanover Insurance Group, Inc.	94,280	3,999,358
Harleysville National Corp.	40,243	257,153
*Harris & Harris Group, Inc.	39,343	158,946
Hartford Financial Services Group, Inc.	377,409	9,054,042
HCC Insurance Holdings, Inc.	76,310	2,068,001
Heartland Financial USA, Inc.	13,016	181,573
Heritage Commerce Corp.	24,571	93,370
Heritage Financial Corp.	5,977	84,037
HF Financial Corp.	400	4,056
*Hilltop Holdings, Inc.	33,444	378,586
Hingham Institution for Savings	500	16,340
*HMN Financial, Inc.	3,996	21,578
Home Federal Bancorp, Inc.	26,644	354,365
HopFed Bancorp, Inc.	4,019	41,798
Horace Mann Educators Corp.	54,928	658,587
Horizon Bancorp	300	5,550
#Huntington Bancshares, Inc.	257,100	1,231,509
IBERIABANK Corp.	1,140	60,922
Independence Holding Co.	22,770	185,120
Independent Bank Corp.	10,096	235,237
Infinity Property & Casualty Corp.	32,000	1,269,120
*Intervest Bancshares Corp.	4,036	16,144
Invesco, Ltd.	204,200	3,941,060
*Investment Technology Group, Inc.	1,600	32,800
Investors Title Co.	1,100	37,741
Jones Lang LaSalle, Inc.	25,800	1,470,858
JPMorgan Chase & Co.	1,458,089	56,777,986
Kentucky First Federal Bancorp	2,900	29,319
KeyCorp	380,192	2,729,779
*LaBranche & Co., Inc.	2,500	11,100
#Lakeland Bancorp, Inc.	14,567	100,221
Landmark Bancorp, Inc.	1,620	24,673
Legacy Bancorp, Inc.	21,709	208,189
Legg Mason, Inc.	119,817	3,088,882
Lincoln National Corp.	464,693	11,422,154
LNB Bancorp, Inc.	12,489	51,829
Loews Corp.	747,772	26,747,804
*Louisiana Bancorp, Inc.	5,606	82,128
LSB Corp.	800	8,768
#M&T Bank Corp.	80,954	5,970,357
#*Macatawa Bank Corp.	27,967	52,019
*Magyar Bancorp, Inc.	500	1,737
MainSource Financial Group, Inc.	50,393	277,665
*Marlin Business Services Corp.	15,208	149,343
Marshall & Ilsley Corp.	114,660	792,301
#*Maui Land & Pineapple Co., Inc.	500	1,555
Max Capital Group, Ltd.	48,337	1,088,549
MB Financial, Inc.	43,449	881,146
*MBIA, Inc.	337,600	1,664,368

1308

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
MBT Financial Corp.	23,713	$42,209
Meadowbrook Insurance Group, Inc.	107,204	723,627
Medallion Financial Corp.	24,860	199,626
#*Mercantile Bancorp, Inc.	282	705
Mercantile Bank Corp.	3,316	12,568
Mercer Insurance Group, Inc.	15,286	259,862
*Meridian Interstate Bancorp, Inc.	3,096	29,474
Meta Financial Group, Inc.	1,601	28,642
MetLife, Inc.	830,726	29,341,242
*Metro Bancorp, Inc.	1,121	14,416
MetroCorp Bancshares, Inc.	2,600	9,100
#*MF Global Holdings, Ltd.	53,200	348,460
*MGIC Investment Corp.	8,500	51,425
MicroFinancial, Inc.	5,900	18,644
Morgan Stanley	269,745	7,223,771
MutualFirst Financial, Inc.	2,300	14,881
#*Nara Bancorp, Inc.	42,957	392,627
*National Financial Partners Corp.	33,400	282,230
National Penn Bancshares, Inc.	51,975	311,850
National Western Life Insurance Co. Class A	900	146,250
*Navigators Group, Inc.	5,827	248,638
Nelnet, Inc. Class A	33,000	550,770
*New Century Bancorp, Inc.	600	3,144
New Hampshire Thrift Bancshares, Inc.	2,300	24,035
New Westfield Financial, Inc.	36,539	298,158
New York Community Bancorp, Inc.	27,900	419,337
NewAlliance Bancshares, Inc.	169,860	1,977,170
*NewBridge Bancorp	6,172	13,640
*Newport Bancorp, Inc.	700	8,018
*NewStar Financial, Inc.	49,075	213,476
*North Valley Bancorp	4,538	8,441
Northeast Community Bancorp, Inc.	18,190	108,958
#Northfield Bancorp, Inc.	2,770	36,675
Northrim Bancorp, Inc.	6,115	98,023
NYMAGIC, Inc.	12,875	202,137
NYSE Euronext, Inc.	181,031	4,237,936
#*Ocwen Financial Corp.	2,100	19,236
Old National Bancorp	2,000	24,080
Old Republic International Corp.	333,632	3,533,163
Old Second Bancorp, Inc.	25,516	151,055
OneBeacon Insurance Group, Ltd.	35,760	464,165
Osage Bancshares, Inc.	600	5,694
#*Pacific Mercantile Bancorp	16,756	50,100
*Pacific Premier Bancorp, Inc.	200	664
#PacWest Bancorp	1,071	22,223
Pamrapo Bancorp, Inc.	2,200	17,446
Parkvale Financial Corp.	200	1,400
PartnerRe, Ltd.	5,900	440,081
#Patriot National Bancorp	2,700	4,752
#*Penson Worldwide, Inc.	33,200	279,544
Peoples Bancorp of North Carolina	300	1,536
Peoples Bancorp, Inc.	19,292	250,410
#*PHH Corp.	91,687	1,599,021
#*PICO Holdings, Inc.	7,283	228,613
#*Pinnacle Financial Partners, Inc.	27,599	417,297
*PMA Capital Corp.	38,357	230,909
PNC Financial Services Group, Inc.	263,050	14,580,861
Porter Bancorp, Inc.	1,654	23,186
#Preferred Bank	9,898	15,837
Premier Financial Bancorp, Inc.	1,301	9,575
Presidential Life Corp.	23,327	210,643

1309

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Princeton National Bancorp, Inc.	1,100	$12,248
*ProAssurance Corp.	26,852	1,363,008
Prosperity Bancshares, Inc.	50,510	2,036,563
Protective Life Corp.	75,553	1,273,068
Provident Financial Holdings, Inc.	544	1,931
Provident Financial Services, Inc.	97,245	1,108,593
Provident New York Bancorp	79,163	645,178
Prudential Financial, Inc.	408,371	20,414,466
Pulaski Financial Corp.	5,450	36,951
Radian Group, Inc.	217,050	1,395,632
Regions Financial Corp.	344,216	2,185,772
Reinsurance Group of America, Inc.	169,166	8,241,768
Renasant Corp.	56,459	810,187
*Republic First Bancorp, Inc.	7,211	31,512
Resource America, Inc.	21,488	82,299
*Riverview Bancorp, Inc.	17,187	41,249
Rome Bancorp, Inc.	12,761	102,216
Safety Insurance Group, Inc.	25,435	890,225
Sanders Morris Harris Group, Inc.	56,186	265,760
#Sandy Spring Bancorp, Inc.	42,618	510,990
*Seabright Insurance Holdings	52,446	533,900
Seacoast Banking Corp. of Florida	18,680	28,767
Selective Insurance Group, Inc.	82,800	1,280,916
*SI Financial Group, Inc.	6,062	32,068
Simmons First National Corp. Class A	10,473	281,095
Somerset Hills Bancorp	4,111	32,025
*Southcoast Financial Corp.	700	2,135
Southern Community Financial Corp.	29,890	66,057
*Southern First Bancshares, Inc.	900	6,786
Southwest Bancorp, Inc.	31,985	239,568
State Auto Financial Corp.	68,262	1,072,396
StellarOne Corp.	19,587	204,880
Stewart Information Services Corp.	17,652	181,110
*Stratus Properties, Inc.	3,069	30,843
Student Loan Corp.	1,100	49,830
*Sun Bancorp, Inc.	31,258	119,093
SunTrust Banks, Inc.	448,503	10,912,078
#*Superior Bancorp	5,062	16,958
Susquehanna Bancshares, Inc.	124,870	980,230
#*SVB Financial Group	3,400	147,526
SWS Group, Inc.	4,793	57,516
#*Taylor Capital Group, Inc.	13,335	121,482
Teche Holding Co.	600	18,702
TF Financial Corp.	600	11,520
*Thomas Weisel Partners Group, Inc.	33,375	142,511
*Tidelands Bancshares, Inc.	400	1,520
#*TierOne Corp.	9,953	9,903
Timberland Bancorp, Inc.	3,000	13,260
#TowneBank	4,300	45,967
Transatlantic Holdings, Inc.	91,903	4,566,660
Travelers Cos., Inc. (The)	769,714	39,001,408
*Tree.com, Inc.	4,680	34,211
Trustmark Corp.	6,600	150,480
Umpqua Holdings Corp.	89,305	1,103,810
Unico American Corp.	1,900	18,449
Union Bankshares Corp.	15,866	203,878
*United America Indemnity, Ltd.	20,328	144,126
#United Bankshares, Inc.	2,100	52,290
*United Community Banks, Inc.	43,448	195,082
United Financial Bancorp, Inc.	23,738	311,917
United Fire & Casualty Co.	41,412	696,550

1310

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*United PanAm Financial Corp.	14,353	$40,906
#*United Security Bancshares	342	1,729
Unitrin, Inc.	90,527	1,964,436
*Unity Bancorp, Inc.	2,925	11,700
Unum Group	530,100	10,374,057
Validus Holdings, Ltd.	51,844	1,373,866
#*Virginia Commerce Bancorp, Inc.	38,257	222,273
W. R. Berkley Corp.	61,472	1,495,614
Washington Banking Co.	6,594	77,809
Washington Federal, Inc.	103,780	1,935,497
Washington Trust Bancorp, Inc.	277	4,734
*Waterstone Financial, Inc.	1,300	2,860
Webster Financial Corp.	43,770	677,122
Wells Fargo & Co.	529,123	15,042,967
WesBanco, Inc.	32,017	464,567
Wesco Financial Corp.	12,734	4,495,102
West Bancorporation	19,399	98,935
West Coast Bancorp	675	1,762
#*Western Alliance Bancorp	28,882	148,165
White Mountains Insurance Group, Ltd.	18,685	5,987,982
White River Capital, Inc.	300	3,687
#Whitney Holding Corp.	70,532	876,007
#Wilmington Trust Corp.	6,400	83,968
Wilshire Bancorp, Inc.	17,549	161,626
#Wintrust Financial Corp.	42,047	1,460,713
*World Acceptance Corp.	3,300	133,287
WSB Holdings, Inc.	100	250
Yadkin Valley Financial Corp.	17,086	69,540
Zenith National Insurance Corp.	8,500	237,150
#Zions Bancorporation	37,412	709,706
*ZipRealty, Inc.	11,417	47,495

Total Financials		667,226,975

Health Care — (5.0%)
*A.D.A.M., Inc.	7,504	29,341
*Adolor Corp.	9,842	15,452
Aetna, Inc.	206,302	6,182,871
#*Affymetrix, Inc.	10,978	57,964
*Albany Molecular Research, Inc.	34,800	330,252
*Allied Healthcare International, Inc.	65,062	173,716
*Allied Healthcare Products, Inc.	1,000	5,000
*American Dental Partners, Inc.	24,799	313,707
*AMICAS, Inc.	14,805	79,503
*AMN Healthcare Services, Inc.	26,800	233,160
*Amsurg Corp.	27,898	588,927
Analogic Corp.	8,099	323,960
*AngioDynamics, Inc.	37,093	595,343
*Anika Therapeutics, Inc.	19,285	120,917
*ARCA Biopharma, Inc.	440	1,289
#*Arena Pharmaceuticals, Inc.	8,200	25,584
*Arrhythmia Research Technology, Inc.	1,200	6,264
*Assisted Living Concepts, Inc.	14,487	374,199
*BioClinica, Inc.	9,550	42,020
*BioScrip, Inc.	54,881	398,985
#*BMP Sunstone Corp.	6,967	37,482
*Boston Scientific Corp.	1,019,920	8,801,910
*Brookdale Senior Living, Inc.	112,800	2,058,600
*Cambrex Corp.	20,300	109,214
*Cantel Medical Corp.	15,807	304,759
*Capital Senior Living Corp.	49,275	248,346
*Cardiac Science Corp.	30,703	79,828

1311

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Cardinal Health, Inc.	208,009	$6,878,858
*CareFusion Corp.	43,350	1,116,262
*Celera Corp.	39,414	265,256
*Community Health Systems, Inc.	143,292	4,674,185
*Conmed Corp.	43,239	930,071
Cooper Cos., Inc.	52,556	1,856,278
*Coventry Health Care, Inc.	95,129	2,176,552
*Cross Country Healthcare, Inc.	31,940	289,376
*Cutera, Inc.	24,577	217,015
Daxor Corp.	545	6,218
*Digirad Corp.	26,648	52,763
#*Dynacq Healthcare, Inc.	909	2,772
#*Emeritus Corp.	26,084	474,729
*ev3, Inc.	66,829	974,367
*Five Star Quality Care, Inc.	21,100	66,676
*Gentiva Health Services, Inc.	27,110	692,389
#*Greatbatch, Inc.	17,658	346,980
*Health Net, Inc.	76,442	1,854,483
*HealthSpring, Inc.	86,917	1,511,487
*HealthTronics, Inc.	61,894	173,922
*Healthways, Inc.	15,427	263,185
Hill-Rom Holdings, Inc.	85,074	1,988,179
*Hi-Tech Pharmacal Co., Inc.	9,080	195,583
*Hologic, Inc.	288,724	4,351,071
*Home Diagnostics, Inc.	15,923	97,449
*Humana, Inc.	88,400	4,298,008
*IntegraMed America, Inc.	3,874	31,418
Invacare Corp.	26,028	651,741
*InVentiv Health, Inc.	17,829	274,032
*Inverness Medical Innovations, Inc.	64,930	2,621,224
*Kendle International, Inc.	9,500	192,280
Kewaunee Scientific Corp.	1,631	23,609
*Kindred Healthcare, Inc.	43,118	729,125
#*King Pharmaceuticals, Inc.	426,520	5,122,505
*LCA-Vision, Inc.	27,393	159,427
*LeMaitre Vascular, Inc.	5,200	24,180
#*LifePoint Hospitals, Inc.	82,208	2,464,596
#*Martek Biosciences Corp.	16,600	357,564
*Maxygen, Inc.	5,200	29,068
*MedCath Corp.	31,344	212,826
*Medical Action Industries, Inc.	4,629	62,816
#*MediciNova, Inc.	623	4,458
Medicis Pharmaceutical Corp. Class A	600	13,866
*MEDTOX Scientific, Inc.	15,367	127,853
*Misonix, Inc.	4,083	8,370
*Molina Healthcare, Inc.	12,070	268,557
*Nanosphere, Inc.	2,402	13,187
*National Dentex Corp.	400	3,324
*Natus Medical, Inc.	1,300	17,641
*Nighthawk Radiology Holdings, Inc.	11,000	43,670
*NovaMed, Inc.	32,204	133,003
*NxStage Medical, Inc.	22,100	179,231
Omnicare, Inc.	197,388	4,934,700
*Osteotech, Inc.	24,810	83,858
*Palomar Medical Technologies, Inc.	7,200	66,240
*Par Pharmaceutical Cos., Inc.	27,889	734,038
*PDI, Inc.	20,276	100,974
PerkinElmer, Inc.	6,600	132,924
*Prospect Medical Holdings, Inc.	14,374	84,950
#*Psychiatric Solutions, Inc.	47,848	1,055,048
*Regeneration Technologies, Inc.	31,952	100,968

1312

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Res-Care, Inc.	40,983	$369,257
*Sirona Dental Systems, Inc.	21,400	688,438
*Skilled Healthcare Group, Inc.	29,820	195,023
#*SonoSite, Inc.	2,287	62,275
*Spectranetics Corp.	25,700	177,073
*SRI/Surgical Express, Inc.	1,600	3,536
*Sun Healthcare Group, Inc.	23,300	203,642
*SunLink Health Systems, Inc.	1,750	3,115
*Symmetry Medical, Inc.	16,828	150,106
Teleflex, Inc.	13,051	745,995
*Theragenics Corp.	21,383	28,439
*Thermo Fisher Scientific, Inc.	358,716	16,554,743
*Tomotherapy, Inc.	25,707	104,113
#*Triple-S Management Corp.	13,040	216,334
*Universal American Corp.	85,628	1,143,990
*Viropharma, Inc.	72,254	713,870
*Vital Images, Inc.	20,279	288,367
*WellCare Health Plans, Inc.	9,700	302,446
*WellPoint, Inc.	440,420	28,063,562
Young Innovations, Inc.	3,060	70,349

Total Health Care		128,440,651

Industrials — (11.7%)
*A.T. Cross Co.	18,431	82,939
*AAR Corp.	14,400	333,648
*ACCO Brands Corp.	9,019	69,446
Aceto Corp.	9,213	48,645
Aircastle, Ltd.	53,300	506,883
Alamo Group, Inc.	25,037	449,414
*Alaska Air Group, Inc.	59,445	1,863,006
Albany International Corp.	28,323	563,344
Alexander & Baldwin, Inc.	66,441	2,122,790
*Allied Defense Group, Inc.	16,161	116,521
*Allied Motion Technologies, Inc.	262	701
*Altra Holdings, Inc.	3,245	35,760
*Amerco, Inc.	30,877	1,166,842
American Railcar Industries, Inc.	16,364	162,167
*American Reprographics Co.	5,977	42,018
Ameron International Corp.	7,300	503,919
*AMREP Corp.	966	13,234
Apogee Enterprises, Inc.	24,100	331,616
Applied Industrial Technologies, Inc.	53,325	1,162,485
Arkansas Best Corp.	25,200	568,008
#*Armstrong World Industries, Inc.	94,043	3,425,986
*ATC Technology Corp.	23,952	523,830
*Atlas Air Worldwide Holdings, Inc.	1,600	58,672
#Baldor Electric Co.	12,880	317,878
Barnes Group, Inc.	42,700	684,908
Barrett Business Services, Inc.	14,200	181,902
*BE Aerospace, Inc.	16,300	365,609
#*BlueLinx Holdings, Inc.	45,624	129,572
Bowne & Co., Inc.	23,251	152,759
Brady Co. Class A	2,936	82,971
Briggs & Stratton Corp.	49,161	812,631
*BTU International, Inc.	1,900	10,165
*Builders FirstSource, Inc.	2,052	6,874
#*C&D Technologies, Inc.	29,038	42,976
*CAI International, Inc.	12,000	95,280
Cascade Corp.	10,500	303,975
*Casella Waste Systems, Inc.	5,416	23,560
CDI Corp.	57,109	736,135

1313

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CECO Environmental Corp.	9,578	$35,151
*Celadon Group, Inc.	39,349	386,407
#*Cenveo, Inc.	100	722
*Ceradyne, Inc.	3,400	66,436
*Champion Industries, Inc.	2,186	3,366
*Chart Industries, Inc.	3,000	48,390
Chicago Rivet & Machine Co.	300	4,425
CIRCOR International, Inc.	13,050	368,662
*Columbus McKinnon Corp.	57,523	781,162
Comfort Systems USA, Inc.	2,600	30,498
CompX International, Inc.	700	5,453
*Consolidated Graphics, Inc.	33,700	1,137,375
*Cornell Cos., Inc.	11,300	237,300
Courier Corp.	2,371	33,147
*Covenant Transportation Group, Inc.	6,518	23,465
*CPI Aerostructures, Inc.	5,826	35,830
CSX Corp.	562,627	24,114,193
Ducommun, Inc.	16,159	290,539
*Dycom Industries, Inc.	35,250	287,992
#*Eagle Bulk Shipping, Inc.	1,600	8,000
Eastern Co.	10,193	120,787
Eaton Corp.	109,451	6,702,779
Ecology & Environment, Inc. Class A	900	13,590
Encore Wire Corp.	2,148	42,981
*EnerSys, Inc.	58,639	1,142,874
Ennis, Inc.	43,200	648,000
#*EnPro Industries, Inc.	18,755	456,684
Espey Manufacturing & Electronics Corp.	1,964	38,868
*Esterline Technologies Corp.	25,194	951,325
*ExpressJet Holdings, Inc.	10,260	35,910
Federal Signal Corp.	21,047	136,595
FedEx Corp.	184,382	14,446,330
*Flow International Corp.	3,900	13,299
*Franklin Covey Co.	11,416	59,820
Frozen Food Express Industries, Inc.	8,986	32,350
G & K Services, Inc. Class A	29,714	742,850
Gardner Denver Machinery, Inc.	3,295	131,306
#GATX Corp.	65,445	1,715,968
#*Genco Shipping & Trading, Ltd.	1,100	21,076
*Gencor Industries, Inc.	8,766	60,924
General Electric Co.	3,127,746	50,294,156
*Gibraltar Industries, Inc.	53,888	751,199
*GP Strategies Corp.	19,900	147,260
Great Lakes Dredge & Dock Corp.	69,683	411,827
Greenbrier Cos., Inc.	16,525	134,679
*Griffon Corp.	45,266	534,591
*H&E Equipment Services, Inc.	66,829	709,056
Hardinge, Inc.	22,790	118,736
Heidrick & Struggles International, Inc.	2,100	53,403
*Herley Industries, Inc.	5,800	70,992
*Hertz Global Holdings, Inc.	389,227	4,032,392
HNI Corp.	200	5,004
*Hoku Scientific, Inc.	400	984
Horizon Lines, Inc.	3,300	15,642
*Hudson Highland Group, Inc.	35,619	145,682
*Hurco Cos., Inc.	8,210	137,600
*ICT Group, Inc.	7,139	113,225
Ingersoll-Rand P.L.C.	309,696	10,052,732
*Insituform Technologies, Inc. Class A	700	14,336
Insteel Industries, Inc.	9,933	98,138
#*Interline Brands, Inc.	74,162	1,245,922

1314

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
International Shipholding Corp.	9,397	$258,981
*Intersections, Inc.	34,678	150,156
#*JetBlue Airways Corp.	152,100	751,374
*Kadant, Inc.	4,057	61,748
#*Kansas City Southern	51,874	1,540,658
KBR, Inc.	42,188	790,181
*Kelly Services, Inc. Class A	44,445	583,118
Kennametal, Inc.	12,100	296,208
*Key Technology, Inc.	3,099	44,688
*Kforce, Inc.	17,978	240,366
Kimball International, Inc. Class B	25,521	201,105
#*Korn/Ferry International	8,500	125,800
L.S. Starrett Co. Class A	4,097	39,864
L-3 Communications Holdings, Inc.	23,933	1,994,576
*Ladish Co., Inc.	45,562	703,933
Lawson Products, Inc.	1,959	31,638
*Layne Christensen Co.	3,400	86,122
*LECG Corp.	27,848	79,367
*LGL Group, Inc.	400	1,600
*LMI Aerospace, Inc.	13,807	175,211
LSI Industries, Inc.	24,054	143,362
*Lydall, Inc.	13,001	82,296
*M&F Worldwide Corp.	29,869	1,083,946
#Manitowoc Co., Inc. (The)	4,200	45,780
Manpower, Inc.	40,067	2,075,070
*Marten Transport, Ltd.	31,777	559,593
Masco Corp.	50,411	683,573
McGrath Rentcorp	3,600	75,852
*Metalico, Inc.	42,659	210,309
*MFRI, Inc.	8,800	60,016
*Miller Industries, Inc.	20,010	224,312
#*Mobile Mini, Inc.	54,461	765,177
*Moog, Inc.	17,745	535,544
Mueller Industries, Inc.	22,063	542,529
Mueller Water Products, Inc.	136,335	614,871
NACCO Industries, Inc. Class A	10,965	590,136
National Technical Systems, Inc.	15,400	86,856
Norfolk Southern Corp.	362,288	17,049,273
Northrop Grumman Corp.	289,993	16,413,604
#*Northwest Pipe Co.	12,085	289,073
#*Ocean Power Technologies, Inc.	7,500	45,225
*On Assignment, Inc.	57,765	403,200
Oshkosh Truck Corp. Class B	61,610	2,222,273
*Owens Corning, Inc.	152,823	3,932,136
*P.A.M. Transportation Services, Inc.	20,690	209,797
*Park-Ohio Holdings Corp.	5,647	51,614
Pentair, Inc.	3,773	115,227
*PGT, Inc.	7,271	13,960
*Pike Electric Corp.	3,700	32,264
*Pinnacle Airlines Corp.	13,082	99,554
*Polypore International, Inc.	5,700	76,551
Portec Rail Products, Inc.	7,637	83,396
*PowerSecure International, Inc.	26,900	177,002
Providence & Worcester Railroad Co.	1,000	12,155
Quanex Building Products Corp.	2,800	45,024
R. R. Donnelley & Sons Co.	182,554	3,618,220
*RCM Technologies, Inc.	16,740	43,524
*Republic Airways Holdings, Inc.	48,800	238,632
Republic Services, Inc.	328,114	8,790,174
*Rush Enterprises, Inc. Class A	31,175	354,148
*Rush Enterprises, Inc. Class B	18,522	184,109

1315

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	89,844	$3,270,322
*Saia, Inc.	10,800	129,600
Schawk, Inc.	51,516	663,526
#*School Specialty, Inc.	27,776	613,572
Seaboard Corp.	2,041	2,510,430
SIFCO Industries, Inc.	6,623	83,251
SkyWest, Inc.	93,838	1,372,850
*SL Industries, Inc.	300	2,550
Southwest Airlines Co.	1,077,730	12,210,681
*Sparton Corp.	3,857	23,913
*Spherion Corp.	47,178	266,084
#SPX Corp.	6,831	371,880
Standex International Corp.	29,500	672,895
Steelcase, Inc. Class A	85,520	605,482
Superior Uniform Group, Inc.	8,978	91,665
*Supreme Industries, Inc.	1,140	2,930
*Sypris Solutions, Inc.	10,366	30,476
TAL International Group, Inc.	27,896	393,334
*Tech/Ops Sevcon, Inc.	774	2,051
Technology Research Corp.	11,621	40,790
*Tecumseh Products Co. Class A	11,200	124,096
*Tecumseh Products Co. Class B	1,400	15,820
#Textainer Group Holdings, Ltd.	200	3,408
Timken Co.	96,664	2,166,240
#Titan International, Inc.	8,801	68,296
#*Titan Machinery, Inc.	2,900	31,958
Todd Shipyards Corp.	8,732	130,631
*TRC Cos., Inc.	29,513	79,390
Tredegar Industries, Inc.	40,177	650,064
*Trimas Corp.	6,336	37,509
#Trinity Industries, Inc.	85,250	1,333,310
Triumph Group, Inc.	9,936	506,040
*Tufco Technologies, Inc.	1,000	3,300
#*Tutor Perini Corp.	40,023	762,838
Twin Disc, Inc.	10,658	102,637
Tyco International, Ltd.	456,370	16,169,189
*U.S. Home Systems, Inc.	4,314	9,663
Union Pacific Corp.	497,211	30,081,266
*United Capital Corp.	300	7,095
#*United Rentals, Inc.	70,481	564,553
*United Stationers, Inc.	100	5,456
Universal Forest Products, Inc.	31,800	1,079,292
*URS Corp.	84,698	3,801,246
*USA Truck, Inc.	15,305	189,017
#*USG Corp.	40,200	482,802
*Valpey Fisher Corp.	1,464	2,064
*Versar, Inc.	6,026	19,102
Viad Corp.	27,199	536,636
Virco Manufacturing Corp.	12,601	44,482
*Volt Information Sciences, Inc.	44,159	410,237
*Waste Services, Inc.	32,675	296,689
#Watts Water Technologies, Inc.	53,615	1,551,082
*WCA Waste Corp.	29,254	119,941
#*WESCO International, Inc.	2,010	55,717
*Willdan Group, Inc.	1,000	2,470
*Willis Lease Finance Corp.	7,300	120,377

Total Industrials		298,557,700

Information Technology — (5.4%)
*Acorn Energy, Inc.	1,230	7,712
*Actel Corp.	19,597	215,959

1316

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ActivIdentity Corp.	70,301	$160,286
*Activision Blizzard, Inc.	697,227	7,083,826
*Adaptec, Inc.	166,097	504,935
*Adept Technology, Inc.	700	2,261
*Advanced Analogic Technologies, Inc.	15,762	52,645
Agilysys, Inc.	21,014	176,518
*Amtech Systems, Inc.	10,600	110,346
*Anadigics, Inc.	400	1,448
#*AOL, Inc.	90,544	2,170,340
*Applied Micro Circuits Corp.	32,039	234,846
#*Arris Group, Inc.	100,700	1,011,028
*Arrow Electronics, Inc.	182,170	4,785,606
Astro-Med, Inc.	2,626	19,038
#*ATMI, Inc.	3,100	52,018
*Aviat Networks, Inc.	45,592	327,806
*Avid Technology, Inc.	44,750	565,192
AVX Corp.	293,831	3,490,712
*Aware, Inc.	22,140	56,457
*AXT, Inc.	24,000	69,600
Bel Fuse, Inc. Class A	4,174	72,377
Bel Fuse, Inc. Class B	20,997	398,313
*Benchmark Electronics, Inc.	93,903	1,710,913
Black Box Corp.	26,600	731,234
*Brightpoint, Inc.	17,400	101,616
*Brooks Automation, Inc.	91,316	761,575
*Bsquare Corp.	5,200	12,792
*Cadence Design Systems, Inc.	65,000	377,650
*Cascade Microtech, Inc.	24,071	104,227
*Checkpoint Systems, Inc.	40,000	641,600
*Ciber, Inc.	42,600	137,598
Cognex Corp.	3,890	63,679
Cohu, Inc.	41,402	536,156
*Comarco, Inc.	5,608	14,581
Communications Systems, Inc.	12,753	151,888
*Computer Sciences Corp.	225,553	11,570,869
*Concurrent Computer Corp.	13,740	58,945
*Convergys Corp.	197,364	2,111,795
*CPI International, Inc.	19,208	215,130
*Cray, Inc.	17,773	83,889
*CSP, Inc.	2,414	9,004
CTS Corp.	34,200	260,262
*CyberOptics Corp.	9,134	66,313
#*Cypress Semiconductor Corp.	154,209	1,549,800
*Datalink Corp.	5,600	25,648
*Dataram Corp.	11,134	31,064
*DDi Corp.	30,020	129,386
#*DealerTrack Holdings, Inc.	3,829	68,807
*Digi International, Inc.	35,811	343,786
*DSP Group, Inc.	59,734	411,567
*Dynamics Research Corp.	16,586	186,095
*Edgewater Technology, Inc.	15,903	47,709
Electro Rent Corp.	46,027	538,056
*Electro Scientific Industries, Inc.	34,300	384,503
*Electronics for Imaging, Inc.	72,920	845,143
*EMS Technologies, Inc.	1,490	19,102
*Emulex Corp.	8,000	89,920
*Endwave Corp.	15,115	36,578
*Epicor Software Corp.	107,892	827,532
*ePlus, Inc.	6,654	104,601
*Euronet Worldwide, Inc.	33,370	681,415
*Exar Corp.	44,300	311,429

1317

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Fair Isaac Corp.	4,800	$105,264
*Fairchild Semiconductor Corp. Class A	144,238	1,295,257
Fidelity National Information Services, Inc.	59,906	1,411,385
*Frequency Electronics, Inc.	16,953	84,426
*Gerber Scientific, Inc.	50,097	245,475
*Globecomm Systems, Inc.	41,466	301,458
*GSI Technology, Inc.	27,494	122,623
*GTSI Corp.	8,203	44,788
*Hackett Group, Inc.	54,740	126,997
*Henry Bros. Electronics, Inc.	8,085	34,806
*Hutchinson Technology, Inc.	44,671	300,636
*Hypercom Corp.	66,500	228,095
*I.D. Systems, Inc.	13,298	38,165
*IAC/InterActiveCorp	178,991	3,594,139
*Ikanos Communications, Inc.	2,371	5,098
*Imation Corp.	46,631	416,881
*Immersion Corp.	11,256	49,864
*infoGROUP, Inc.	28,026	216,080
*InfoSpace, Inc.	65,156	603,996
*Ingram Micro, Inc.	277,679	4,692,775
*Insight Enterprises, Inc.	25,400	292,354
*Integrated Device Technology, Inc.	18,820	106,709
*Integrated Silicon Solution, Inc.	34,977	201,817
*Internap Network Services Corp.	37,646	167,525
*International Rectifier Corp.	80,500	1,452,220
#*Internet Brands, Inc.	37,562	294,110
*Internet Capital Group, Inc.	58,172	362,412
*Interphase Corp.	4,460	11,819
*Intevac, Inc.	34,801	495,218
*IntriCon Corp.	2,835	8,505
*INX, Inc.	500	2,875
iPass, Inc.	7,684	8,529
*IXYS Corp.	16,391	114,081
Jabil Circuit, Inc.	139,658	2,022,248
*JDS Uniphase Corp.	107,790	847,229
Keithley Instruments, Inc.	5,897	32,021
*KEY Tronic Corp.	15,546	75,087
Keynote Systems, Inc.	18,330	177,251
*Kopin Corp.	18,563	76,294
*KVH Industries, Inc.	9,179	119,327
#*L-1 Identity Solutions, Inc.	111,378	834,221
*Lattice Semiconductor Corp.	131,578	340,787
*Littlefuse, Inc.	2,763	83,056
*LoJack Corp.	6,990	29,917
*LookSmart, Ltd.	28,079	27,237
#*Loral Space & Communications, Inc.	35,669	1,015,496
*Mace Security International, Inc.	1,091	1,026
Marchex, Inc. Class B	34,253	188,049
*Measurement Specialties, Inc.	6,568	78,291
*Mentor Graphics Corp.	52,811	423,544
*Mercury Computer Systems, Inc.	18,900	225,666
*Merrimac Industries, Inc.	2,500	39,975
Methode Electronics, Inc.	79,571	874,485
#*Micron Technology, Inc.	990,716	8,639,044
*Microtune, Inc.	12,031	26,709
#*MKS Instruments, Inc.	82,222	1,364,885
*ModusLink Global Solutions, Inc.	68,955	699,893
*MoSys, Inc.	21,047	94,501
*Motorola, Inc.	2,108,701	12,968,511
#*Nanometrics, Inc.	46,005	400,243
*Newport Corp.	56,016	476,696

1318

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Nu Horizons Electronics Corp.	18,632	$76,391
*Occam Networks, Inc.	26,524	138,986
*OmniVision Technologies, Inc.	36,897	475,971
*Oplink Communications, Inc.	33,486	497,267
*Opnext, Inc.	33,758	63,803
*Optelecom-NKF, Inc.	4,229	11,122
*Optical Cable Corp.	9,195	32,918
*ORBCOMM, Inc.	17,126	39,047
*PAR Technology Corp.	23,205	134,357
*PC Connection, Inc.	49,913	319,443
*PC Mall, Inc.	10,070	51,458
*PC-Tel, Inc.	50,469	293,225
*PDF Solutions, Inc.	793	3,140
*Perceptron, Inc.	4,904	15,448
*Perficient, Inc.	14,478	140,581
*Performance Technologies, Inc.	25,851	72,900
*Pericom Semiconductor Corp.	23,225	204,380
*Pervasive Software, Inc.	35,664	182,600
*Phoenix Technologies, Ltd.	200	630
Plantronics, Inc.	12,380	327,080
*Presstek, Inc.	7,000	19,810
•*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	12,400	27,404
*RadiSys Corp.	29,206	219,337
*RealNetworks, Inc.	167,359	706,255
Richardson Electronics, Ltd.	22,979	176,249
#*Rofin-Sinar Technologies, Inc.	11,100	242,979
#*Rovi Corp.	122,903	3,548,210
*Rudolph Technologies, Inc.	68,920	432,128
#*Sandisk Corp.	197,936	5,031,533
*SCM Microsystems, Inc.	18,612	38,155
*SeaChange International, Inc.	30,686	198,538
Servidyne, Inc.	7,283	13,146
#*Sigma Designs, Inc.	2,475	27,497
*Silicon Image, Inc.	29,804	71,828
*Silicon Storage Technology, Inc.	147,812	394,658
#*Skyworks Solutions, Inc.	35,404	449,277
#*Smart Modular Technologies (WWH), Inc.	46,800	284,544
*Smith Micro Software, Inc.	6,725	52,119
*SonicWALL, Inc.	158,985	1,211,466
*Spectrum Control, Inc.	20,295	209,444
*Standard Microsystems Corp.	33,319	664,714
*StarTek, Inc.	31,481	232,959
*Support.com, Inc.	42,508	105,420
Sycamore Networks, Inc.	49,364	957,168
*Symmetricom, Inc.	91,342	465,844
*Symyx Technologies, Inc.	72,692	359,098
#*SYNNEX Corp.	60,100	1,590,847
*Tech Data Corp.	85,452	3,482,169
*TechTarget, Inc.	10,800	57,240
*TechTeam Global, Inc.	19,326	142,239
*Tellabs, Inc.	129,244	831,039
*Telular Corp.	24,670	107,068
Tessco Technologies, Inc.	10,246	191,088
TheStreet.com, Inc.	36,282	115,014
*Tier Technologies, Inc. Class B	3,995	30,762
*Tollgrade Communications, Inc.	19,226	119,586
*Trident Microsystems, Inc.	2,123	3,864
*Triquint Semiconductor, Inc.	98,237	589,422
TSR, Inc.	1,300	3,094
*TTM Technologies, Inc.	62,699	648,935

1319

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ultra Clean Holdings, Inc.	2,816	$18,191
United Online, Inc.	51,420	324,974
*UTStarcom, Inc.	154,209	333,091
*Vicon Industries, Inc.	5,787	31,481
*Video Display Corp.	600	2,268
*Virage Logic Corp.	27,928	155,559
*Virtusa Corp.	39,100	348,381
#*Vishay Intertechnology, Inc.	213,119	1,606,917
*Web.com Group, Inc.	34,923	194,870
*WPCS International, Inc.	9,761	29,771
#Xerox Corp.	974,182	8,494,867
*Zoran Corp.	82,007	899,617
*Zygo Corp.	30,537	323,387

Total Information Technology		137,443,985

Materials — (3.4%)
A. Schulman, Inc.	24,918	561,153
A.M. Castle & Co.	42,646	413,666
Alcoa, Inc.	960,039	12,221,296
*American Pacific Corp.	7,647	55,058
Ashland, Inc.	112,560	4,548,550
*Brush Engineered Materials, Inc.	38,767	696,643
*Buckeye Technologies, Inc.	37,822	432,684
*BWAY Holding Co.	43,508	742,246
Cabot Corp.	110,278	2,842,967
Carpenter Technology Corp.	2,700	72,360
#*Coeur d’Alene Mines Corp.	35,520	497,990
Commercial Metals Co.	19,325	265,525
*Continental Materials Corp.	100	1,448
*Core Molding Technologies, Inc.	2,488	7,439
Cytec Industries, Inc.	64,700	2,413,957
Dow Chemical Co.	893,498	24,204,861
Eastman Chemical Co.	2,800	158,284
Ferro Corp.	49,500	384,120
#*Flotek Industries, Inc.	15,089	22,332
Friedman Industries, Inc.	17,553	96,541
*Graphic Packaging Holding Co.	5,516	18,644
Haynes International, Inc.	5,600	164,024
*Headwaters, Inc.	64,896	356,279
#*Hecla Mining Co.	9,000	41,040
*Horsehead Holding Corp.	16,770	164,346
ICO, Inc.	20,858	161,024
*Innospec, Inc.	4,811	46,907
International Paper Co.	460,475	10,549,482
Kaiser Aluminum Corp.	27,181	955,412
*KapStone Paper & Packaging Corp.	31,340	289,582
KMG Chemicals, Inc.	2,795	38,431
*Kronos Worldwide, Inc.	3,319	48,491
#*Louisiana-Pacific Corp.	153,257	1,089,657
MeadWestavco Corp.	188,451	4,536,016
Minerals Technologies, Inc.	2,900	138,620
*Mod-Pac Corp.	1,091	4,822
Myers Industries, Inc.	65,520	598,853
Neenah Paper, Inc.	23,100	321,552
NL Industries, Inc.	56,918	385,904
#*Northern Technologies International Corp.	3,000	30,990
#Olympic Steel, Inc.	4,500	124,830
#*OM Group, Inc.	42,299	1,379,793
P.H. Glatfelter Co.	50,000	690,000
Penford Corp.	38,934	399,463
*PolyOne Corp.	117,993	879,048

1320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Quaker Chemical Corp.	2,300	$40,227
*Ready Mix, Inc.	3,839	11,133
Reliance Steel & Aluminum Co.	50,700	2,065,518
*Rock of Ages Corp.	1,200	3,888
*Rockwood Holdings, Inc.	14,772	323,655
#*RTI International Metals, Inc.	35,400	876,150
Schnitzer Steel Industries, Inc. Class A	5,700	230,850
Schweitzer-Maudoit International, Inc.	17,415	1,310,305
*Solutia, Inc.	2,500	34,375
Spartech Corp.	29,320	295,839
#*Stillwater Mining Co.	22,462	225,743
Synalloy Corp.	5,144	40,998
Temple-Inland, Inc.	57,674	1,001,797
#Texas Industries, Inc.	46,594	1,581,400
#*Titanium Metals Corp.	7,100	82,573
*Universal Stainless & Alloy Products, Inc.	6,709	122,305
#Westlake Chemical Corp.	105,000	2,155,650
Weyerhaeuser Co.	53,513	2,135,169
#Worthington Industries, Inc.	64,670	935,775
*Zoltek Cos., Inc.	6,242	52,121

Total Materials		87,577,801

Other — (0.0%)
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.3%)
*Arbinet Corp.	3,200	7,136
AT&T, Inc.	3,636,478	92,221,082
*General Communications, Inc. Class A	44,592	264,431
#*Sprint Nextel Corp.	3,323,721	10,901,805
*SureWest Communications	17,054	152,633
Telephone & Data Systems, Inc.	80,200	2,530,310
Telephone & Data Systems, Inc. Special Shares	67,452	1,916,986
*United States Cellular Corp.	33,568	1,227,582
*Xeta Corp.	18,366	56,384

Total Telecommunication Services		109,278,349

Utilities — (1.2%)
*AES Corp.	477,199	6,027,023
*Calpine Corp.	294,090	3,220,285
Maine & Maritimes Corp.	1,600	52,192
*Mirant Corp.	172,860	2,432,140
Public Service Enterprise Group, Inc.	428,094	13,095,395
Questar Corp.	83,700	3,471,876
*RRI Energy, Inc.	321,650	1,592,168
Unitil Corp.	2,800	60,956

Total Utilities		29,952,035

TOTAL COMMON STOCKS		2,389,929,293

RIGHTS/WARRANTS — (0.0%)
•*Lantronix, Inc. Warrants	33	—
•*West Coast Bancorp Rights 03/01/10	215	131

TOTAL RIGHTS/WARRANTS		131

1321

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,196,456	$6,196,456

	Shares/ Face Amount

	(000)
SECURITIES LENDING COLLATERAL — (6.5%)
§@DFA Short Term Investment Fund LP	166,091,721	166,091,721
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $545,859 FHLMC 4.000%, 04/01/24, valued at $506,395) to be repurchased at $491,650	$492	491,645

TOTAL SECURITIES LENDING COLLATERAL		166,583,366

TOTAL INVESTMENTS — (100.0%) (Cost $2,508,850,438)##		$2,562,709,246

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$438,460,628	$31,950	—	$438,492,578
Consumer Staples	156,902,122	—	—	156,902,122
Energy	336,057,043	—	—	336,057,043
Financials	667,226,975	—	—	667,226,975
Health Care	128,440,651	—	—	128,440,651
Industrials	298,557,700	—	—	298,557,700
Information Technology	137,437,465	6,520	—	137,443,985
Materials	87,577,801	—	—	87,577,801
Other	—	54	—	54
Telecommunication Services	109,278,349	—	—	109,278,349
Utilities	29,952,035	—	—	29,952,035
Rights/Warrants	—	131	—	131
Temporary Cash Investments	6,196,456	—	—	6,196,456
Securities Lending Collateral	—	166,583,366	—	166,583,366

TOTAL	$2,396,087,225	$166,622,021	—	$2,562,709,246

1322

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.5%)
Consumer Discretionary — (10.4%)
*1-800-FLOWERS.COM, Inc.	1,200	$2,484
#*99 Cents Only Stores	7,100	92,584
#Aaron’s, Inc.	4,900	136,514
#Abercrombie & Fitch Co.	8,350	263,359
*AC Moore Arts & Crafts, Inc.	1,068	2,990
Acme United Corp.	400	3,560
Advance Auto Parts, Inc.	10,000	394,500
*Aeropostale, Inc.	6,550	215,429
*AFC Enterprises, Inc.	2,300	18,860
*AH Belo Corp.	200	1,222
*Aldila, Inc.	700	2,940
*Alloy, Inc.	2,475	19,107
*Amazon.com, Inc.	41,900	5,254,679
Ambassadors Group, Inc.	1,423	16,123
*American Apparel, Inc.	7,200	20,376
#*American Axle & Manufacturing Holdings, Inc.	6,700	62,645
American Eagle Outfitters, Inc.	20,600	327,334
American Greetings Corp. Class A	3,222	59,543
#*American Public Education, Inc.	2,200	83,908
*America’s Car-Mart, Inc.	1,100	25,883
*Amerigon, Inc.	2,000	16,300
Ameristar Casinos, Inc.	5,810	86,046
#*AnnTaylor Stores Corp.	4,625	58,090
*Apollo Group, Inc. Class A	15,810	957,928
#Arbitron, Inc.	1,800	45,558
#*Arctic Cat, Inc.	2,500	20,950
*ArvinMeritor, Inc.	3,800	36,822
*Asbury Automotive Group, Inc.	3,400	37,638
*Audiovox Corp. Class A	1,600	10,640
#*AutoNation, Inc.	22,038	396,684
*Autozone, Inc.	4,900	759,647
*Ballantyne Strong, Inc.	2,600	8,658
#*Bally Technologies, Inc.	6,300	249,921
#Barnes & Noble, Inc.	6,300	110,124
*Beazer Homes USA, Inc.	3,400	13,260
bebe stores, inc.	10,275	63,499
#*Bed Bath & Beyond, Inc.	26,084	1,009,451
Belo Corp.	4,400	29,216
*Benihana, Inc.	800	3,760
Best Buy Co., Inc.	40,060	1,468,199
Big 5 Sporting Goods Corp.	2,146	31,353
*Big Lots, Inc.	8,052	228,757
#*BJ’s Restaurants, Inc.	2,798	59,150
Black & Decker Corp.	4,150	268,339
#*Blue Nile, Inc.	2,096	108,049
*Bluegreen Corp.	2,100	5,124
Blyth, Inc.	875	24,579
Bob Evans Farms, Inc.	3,500	97,685
Bon-Ton Stores, Inc. (The)	1,900	16,625
Books-A-Million, Inc.	1,295	8,249
BorgWarner, Inc.	12,500	438,625
*Boyd Gaming Corp.	5,900	46,020
Brinker International, Inc.	9,050	147,696
*Brink’s Home Security Holdings, Inc.	5,000	205,000
#*Brookfield Homes Corp.	2,400	17,424
Brown Shoe Co., Inc.	5,187	63,541
Brunswick Corp.	8,960	96,141
#Buckle, Inc.	4,670	141,688

1323

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Buffalo Wild Wings, Inc.	1,800	$84,258
*Build-A-Bear-Workshop, Inc.	2,400	11,448
#Burger King Holdings, Inc.	12,900	224,976
#*Cabela’s, Inc.	7,700	124,124
Cablevision Systems Corp.	26,029	667,384
*Cache, Inc.	800	3,360
#*California Pizza Kitchen, Inc.	2,415	33,327
Callaway Golf Co.	6,900	51,474
*Canterbury Park Holding Corp.	500	3,565
#*Capella Education Co.	1,400	102,732
#*Career Education Corp.	9,659	210,083
*Caribou Coffee Co., Inc.	1,700	12,291
#*CarMax, Inc.	21,994	453,736
*Carmike Cinemas, Inc.	265	1,916
*Carnival Corp.	61,832	2,060,861
*Carriage Services, Inc.	3,100	11,935
*Carrols Restaurant Group, Inc.	3,650	23,031
*Carter’s, Inc.	7,100	183,606
Cato Corp. Class A	3,450	70,552
*Cavco Industries, Inc.	1,157	41,467
CBS Corp.	5,700	73,815
CBS Corp. Class B	64,197	830,067
*CEC Entertainment, Inc.	2,357	78,229
#*Charming Shoppes, Inc.	13,800	80,178
#*Cheesecake Factory, Inc.	4,650	98,301
Cherokee, Inc.	542	8,699
*Chico’s FAS, Inc.	19,200	245,184
#*Children’s Place Retail Stores, Inc. (The)	2,340	74,412
#*Chipotle Mexican Grill, Inc.	3,385	326,517
#Choice Hotels International, Inc.	6,000	190,440
Christopher & Banks Corp.	3,217	21,393
Churchill Downs, Inc.	1,444	52,417
Cinemark Holdings, Inc.	13,300	188,594
*Citi Trends, Inc.	1,200	37,356
CKE Restaurants, Inc.	5,037	42,109
*Clear Channel Outdoor Holdings, Inc.	3,000	30,450
Coach, Inc.	31,868	1,111,556
#*Coinstar, Inc.	2,900	74,907
*Coldwater Creek, Inc.	6,649	29,655
*Collective Brands, Inc.	8,400	165,312
Collectors Universe, Inc.	700	6,699
#Columbia Sportswear Co.	3,992	165,189
Comcast Corp. Class A	203,041	3,214,139
Comcast Corp. Special Class A	77,263	1,169,762
*Conn’s, Inc.	2,500	14,050
#Cooper Tire & Rubber Co.	7,169	122,088
*Core-Mark Holding Co., Inc.	1,859	55,435
#*Corinthian Colleges, Inc.	8,800	123,200
Cracker Barrel Old Country Store, Inc.	2,500	92,400
#*Crocs, Inc.	9,700	71,295
*Crown Media Holdings, Inc.	2,698	3,804
CSS Industries, Inc.	1,250	21,662
*Culp, Inc.	1,566	20,374
*Cumulus Media, Inc.	2,000	4,900
#D.R. Horton, Inc.	28,400	334,836
*Dana Holding Corp.	3,500	36,085
Darden Restaurants, Inc.	14,790	546,638
*Deckers Outdoor Corp.	1,400	137,438
*dELiA*s, Inc.	1,100	1,958
*Destination Maternity Corp.	1,300	31,629
#DeVry, Inc.	6,500	396,890

1324

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Dick’s Sporting Goods, Inc.	8,514	$190,458
Dillard’s, Inc.	8,336	138,044
#*DineEquity, Inc.	1,200	27,288
#*DIRECTV Class A	144,289	4,379,171
#*Discovery Communications, Inc. (25470F104)	8,101	240,276
*Discovery Communications, Inc. (25470F302)	18,452	484,550
DISH Network Corp.	18,300	334,158
Disney (Walt) Co.	194,761	5,755,188
*Dolan Media Co.	2,800	27,664
#*Dollar Tree, Inc.	8,300	411,016
*Domino’s Pizza, Inc.	7,790	88,027
*Dorman Products, Inc.	1,189	18,370
Dover Downs Gaming & Entertainment, Inc.	2,000	7,000
*DreamWorks Animation SKG, Inc.	7,680	299,059
*Dress Barn, Inc. (The)	6,300	148,302
*Drew Industries, Inc.	2,900	53,940
*Drugstore.com, Inc.	5,100	14,484
#*DSW, Inc.	2,194	52,875
#*Eastman Kodak Co.	25,800	156,090
*Einstein Noah Restaurant Group, Inc.	1,810	21,304
*Empire Resorts, Inc.	2,700	6,102
*Entercom Communications Corp.	4,800	40,608
*Entravision Communications Corp.	3,000	8,910
*Ethan Allen Interiors, Inc.	3,275	47,455
*EW Scripps Co.	200	1,360
*Exide Technologies	9,000	69,570
#*Expedia, Inc.	1,914	40,979
#Family Dollar Stores, Inc.	13,612	420,339
*Famous Dave’s of America, Inc.	1,098	6,862
*Federal Mogul Corp.	4,300	70,434
*FGX International Holdings, Ltd.	2,663	52,328
Finish Line, Inc. Class A	6,378	70,732
*Fisher Communications, Inc.	1,200	15,432
Foot Locker, Inc.	11,941	134,814
*Ford Motor Co.	317,740	3,444,302
Fortune Brands, Inc.	11,280	468,910
FortuNet, Inc.	400	896
*Fossil, Inc.	6,950	226,918
Fred’s, Inc.	5,517	55,336
#*Fuel Systems Solutions, Inc.	2,050	73,062
*Furniture Brands International, Inc.	4,400	22,704
*Gaiam, Inc.	100	645
#*GameStop Corp. Class A	17,340	342,812
Gaming Partners International Corp.	800	4,528
Gannett Co., Inc.	22,900	369,835
Gap, Inc.	71,030	1,355,252
#Garmin, Ltd.	20,897	675,182
#*Gaylord Entertainment Co.	2,537	48,812
*Genesco, Inc.	2,400	56,592
Gentex Corp.	13,434	257,530
#Genuine Parts Co.	15,730	592,706
*G-III Apparel Group, Ltd.	1,400	24,374
*Global Traffic Network, Inc.	2,700	11,988
*Goodyear Tire & Rubber Co.	23,460	312,956
*Great Wolf Resorts, Inc.	4,588	10,598
*Group 1 Automotive, Inc.	2,780	80,620
Guess?, Inc.	9,000	357,390
#*Gymboree Corp.	3,300	128,733
H&R Block, Inc.	33,820	727,806
#*Hanesbrands, Inc.	8,675	199,265
#Harley-Davidson, Inc.	21,200	482,088

1325

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Harman International Industries, Inc.	6,800	$241,740
#Harte-Hanks, Inc.	9,156	96,687
Hasbro, Inc.	14,100	430,755
#Haverty Furniture Cos., Inc.	1,700	20,961
*Hawk Corp.	1,220	21,191
*Helen of Troy, Ltd.	4,400	103,708
#*hhgregg, Inc.	3,700	78,810
*Hibbett Sporting Goods, Inc.	2,888	61,283
Hillenbrand, Inc.	6,205	113,862
Home Depot, Inc.	167,530	4,692,515
Hooker Furniture Corp.	1,600	20,336
*Hot Topic, Inc.	6,106	35,110
#*Hovnanian Enterprises, Inc.	6,300	22,932
*HSN, Inc.	5,404	103,433
*Iconix Brand Group, Inc.	7,198	90,839
Interactive Data Corp.	9,600	274,848
International Game Technology	26,800	491,512
International Speedway Corp.	2,675	68,774
#*Interpublic Group of Cos., Inc.	47,416	306,307
*Interval Leisure Group, Inc.	4,310	54,823
*iRobot Corp.	2,385	37,683
*Isle of Capri Casinos, Inc.	4,000	32,200
#*ITT Educational Services, Inc.	3,790	367,137
*J. Alexander’s Corp.	800	2,680
*J. Crew Group, Inc.	5,783	226,751
J.C. Penney Co., Inc.	24,170	600,141
*Jack in the Box, Inc.	6,300	122,913
*JAKKS Pacific, Inc.	2,600	28,600
Jarden Corp.	7,825	238,506
*Jo-Ann Stores, Inc.	2,773	97,110
Johnson Controls, Inc.	58,851	1,637,823
*Johnson Outdoors, Inc.	1,287	13,655
Jones Apparel Group, Inc.	9,866	142,465
#*Jos. A. Bank Clothiers, Inc.	2,200	92,202
Journal Communications, Inc.	500	1,760
*K12, Inc.	1,700	33,983
KB Home	9,900	151,272
*Kenneth Cole Productions, Inc. Class A	1,100	11,264
*Kirkland’s, Inc.	1,700	26,282
#*Knology, Inc.	3,600	39,312
*Kohl’s Corp.	30,860	1,554,418
*Kona Grill, Inc.	1,120	4,032
*Krispy Kreme Doughnuts, Inc.	6,700	18,894
#*K-Swiss, Inc. Class A	2,837	25,760
*Lakeland Industries, Inc.	1,000	8,430
#*Lamar Advertising Co.	7,515	214,929
#*Las Vegas Sands Corp.	65,800	1,019,900
*La-Z-Boy, Inc.	6,000	60,900
*Learning Tree International, Inc.	1,754	19,329
Leggett & Platt, Inc.	14,897	272,019
Lennar Corp. Class A	14,500	222,720
Lennar Corp. Class B	100	1,219
#*Liberty Global, Inc. Class A	14,837	376,563
*Liberty Global, Inc. Class B	95	2,418
#*Liberty Global, Inc. Series C	14,812	371,189
*Liberty Media Corp. Capital Class A	10,116	261,903
*Liberty Media Corp. Interactive Class A	58,700	609,306
*Liberty Media Corp. Interactive Class B	400	4,184
*Liberty Media Corp. Series A	5,255	246,460
*Liberty Media-Starz Corp. Series B	227	10,689
#*Life Time Fitness, Inc.	3,100	74,245

1326

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lifetime Brands, Inc.	300	$2,391
Limited Brands, Inc.	31,260	594,565
*LIN TV Corp.	2,800	13,356
#*Lincoln Educational Services Corp.	3,676	76,167
*Live Nation Entertainment, Inc.	5,286	60,635
#*Liz Claiborne, Inc.	11,000	53,570
#*LKQ Corp.	13,389	251,044
#*LodgeNet Interactive Corp.	1,700	9,299
Lowe’s Cos., Inc.	141,840	3,070,836
*Luby’s, Inc.	1,849	6,342
*Lumber Liquidators Holdings, Inc.	1,700	40,256
*M/I Homes, Inc.	2,200	22,704
*Mac-Gray Corp.	1,591	14,255
Macy’s, Inc.	40,200	640,386
*Maidenform Brands, Inc.	2,442	36,508
Marcus Corp.	2,400	26,832
#Marine Products Corp.	3,012	15,241
*MarineMax, Inc.	600	5,418
#Marriott International, Inc. Class A	33,772	885,840
#*Martha Stewart Living Omnimedia, Inc.	3,500	15,505
Mattel, Inc.	34,665	683,594
Matthews International Corp. Class A	3,400	115,090
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	18,293
McDonald’s Corp.	108,600	6,779,898
McGraw-Hill Cos., Inc.	25,200	893,340
MDC Holdings, Inc.	5,260	176,736
*Media General, Inc.	800	6,520
*Mediacom Communications Corp.	5,481	22,801
#Men’s Wearhouse, Inc. (The)	5,635	113,545
Meredith Corp.	3,900	120,822
#*Meritage Homes Corp.	3,900	87,321
*MGM Mirage	45,725	505,718
*Midas, Inc.	1,456	12,012
*Modine Manufacturing Co.	3,900	37,089
#*Mohawk Industries, Inc.	7,200	298,152
#*Monarch Casino & Resort, Inc.	2,372	16,960
Monro Muffler Brake, Inc.	1,688	57,763
*Morgans Hotel Group Co.	2,500	10,025
#*Morningstar, Inc.	4,800	226,848
*Morton’s Restaurant Group, Inc.	1,090	4,175
Movado Group, Inc.	2,362	25,817
*Multimedia Games, Inc.	2,364	11,655
*Nathan’s Famous, Inc.	1,109	16,690
National CineMedia, Inc.	4,700	70,406
#National Presto Industries, Inc.	1,100	125,972
#*Netflix, Inc.	6,500	404,625
*New Frontier Media, Inc.	1,100	2,321
*New York & Co., Inc.	5,059	18,212
*New York Times Co. Class A (The)	12,700	164,084
Newell Rubbermaid, Inc.	28,884	391,956
News Corp. Class A	167,551	2,112,818
News Corp. Class B	80,892	1,187,495
*Nexstar Broadcasting Group, Inc.	600	2,748
NIKE, Inc. Class B	38,400	2,448,000
#Nordstrom, Inc.	21,900	756,426
Nutri/System, Inc.	3,600	73,296
#*NVR, Inc.	500	342,070
*O’Charley’s, Inc.	1,700	12,580
*Office Depot, Inc.	24,100	136,888
*OfficeMax, Inc.	7,500	97,275
Omnicom Group, Inc.	29,500	1,041,350

1327

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orbitz Worldwide, Inc.	1,500	$9,210
#*O’Reilly Automotive, Inc.	14,158	535,172
#*Orleans Homebuilders, Inc.	1,545	2,256
*Outdoor Channel Holdings, Inc.	3,807	19,225
*Overstock.com, Inc.	2,430	28,820
Oxford Industries, Inc.	600	10,704
#*P.F. Chang’s China Bistro, Inc.	2,500	96,500
#*Pacific Sunwear of California, Inc.	6,200	21,824
*Palm Harbor Homes, Inc.	1,500	3,075
*Panera Bread Co.	3,000	214,260
*Papa John’s International, Inc.	2,800	66,080
*Peet’s Coffee & Tea, Inc.	1,500	49,050
*Penn National Gaming, Inc.	8,100	218,538
#*Penske Automotive Group, Inc.	8,674	121,956
*Perry Ellis International, Inc.	969	15,533
#PetMed Express, Inc.	2,200	40,546
PetSmart, Inc.	13,200	339,900
Phillips-Van Heusen Corp.	5,991	235,386
*Pier 1 Imports, Inc.	5,800	29,580
*Pinnacle Entertainment, Inc.	5,100	41,616
*Playboy Enterprises, Inc. Class B	3,000	9,780
Polaris Industries, Inc.	4,625	204,471
Polo Ralph Lauren Corp.	5,700	467,400
Pool Corp.	3,300	60,588
#*Pre-Paid Legal Services, Inc.	1,200	47,844
#*Priceline.com, Inc.	4,300	840,005
#Primedia, Inc.	3,300	10,164
#*Princeton Review, Inc.	5,159	21,823
*Pulte Homes, Inc.	36,437	383,317
*Quiksilver, Inc.	2,800	5,656
*Radio One, Inc. Class D	900	2,889
RadioShack Corp.	11,083	216,340
*RC2 Corp.	1,400	20,118
*RCN Corp.	4,500	44,145
*Red Lion Hotels Corp.	2,034	12,062
#*Red Robin Gourmet Burgers, Inc.	1,300	23,959
Regal Entertainment Group	13,460	198,804
#Regis Corp.	3,900	62,127
*Rent-A-Center, Inc.	6,980	139,600
*Rentrak Corp.	1,137	18,999
*Retail Ventures, Inc.	4,157	34,420
RG Barry Corp.	1,300	11,505
#Ross Stores, Inc.	12,600	578,718
#*Royal Caribbean Cruises, Ltd.	22,200	579,198
*Rubio’s Restaurants, Inc.	1,297	10,052
*Ruby Tuesday, Inc.	5,500	38,005
*Ruth’s Hospitality Group, Inc.	1,700	4,743
Ryland Group, Inc.	3,100	69,006
*Saga Communications, Inc.	507	6,642
*Saks, Inc.	8,910	57,380
*Salem Communications Corp.	400	2,140
*Sally Beauty Holdings, Inc.	18,750	156,375
Scholastic Corp.	2,600	77,740
#*Scientific Games Corp.	6,970	98,138
Scripps Networks Interactive, Inc.	12,399	529,437
*Sealy Corp.	7,900	23,542
#*Sears Holdings Corp.	11,285	1,052,665
*Select Comfort Corp.	5,200	33,644
Service Corp. International	28,770	220,666
#Sherwin-Williams Co.	11,100	703,185
*Shiloh Industries, Inc.	3,192	14,364

1328

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shoe Carnival, Inc.	1,463	$26,729
*Shuffle Master, Inc.	6,626	58,905
*Shutterfly, Inc.	3,000	47,460
#*Signet Jewelers, Ltd. ADR	7,900	216,144
*Sinclair Broadcast Group, Inc. Class A	3,800	19,190
*Skechers U.S.A., Inc. Class A	3,800	106,628
Skyline Corp.	800	14,648
*Smith & Wesson Holding Corp.	4,800	19,008
Snap-On, Inc.	6,470	264,494
*Sonic Automotive, Inc.	2,501	23,885
*Sonic Corp.	4,163	35,094
#Sotheby’s Class A	5,800	134,792
Spartan Motors, Inc.	3,375	20,250
*Spectrum Group International, Inc.	531	1,009
Speedway Motorsports, Inc.	5,200	86,424
Sport Supply Group, Inc.	2,340	27,823
Stage Stores, Inc.	3,250	41,990
#*Stamps.com, Inc.	1,943	17,176
*Standard Motor Products, Inc.	1,900	14,896
*Stanley Furniture, Inc.	1,979	19,295
Stanley Works (The)	8,557	438,546
#Staples, Inc.	71,350	1,673,871
*Starbucks Corp.	73,430	1,600,040
#Starwood Hotels & Resorts Worldwide, Inc.	18,100	603,092
*Steak n Shake Co. (The)	215	69,067
*Stein Mart, Inc.	4,300	33,970
*Steinway Musical Instruments, Inc.	900	14,670
*Steven Madden, Ltd.	2,250	90,315
Stewart Enterprises, Inc.	8,882	45,032
*Stoneridge, Inc.	3,400	23,732
#Strayer Education, Inc.	1,500	311,670
Sturm Ruger & Co., Inc.	1,500	15,630
Superior Industries International, Inc.	2,200	32,362
#Systemax, Inc.	6,196	108,616
#*Talbots, Inc.	5,170	58,214
*Tandy Brands Accessories, Inc.	700	2,065
*Tandy Leather Factory, Inc.	663	2,453
Target Corp.	74,230	3,805,772
*Tempur-Pedic International, Inc.	7,700	191,653
*Tenneco, Inc.	5,600	99,008
*Texas Roadhouse, Inc.	8,700	101,181
Thor Industries, Inc.	6,661	211,487
Tiffany & Co.	14,000	568,540
*Timberland Co. Class A	5,400	92,880
Time Warner Cable, Inc.	37,404	1,630,440
Time Warner, Inc.	116,786	3,205,776
TJX Cos., Inc. (The)	44,721	1,699,845
*Toll Brothers, Inc.	15,860	292,934
*Town Sports International Holdings, Inc.	3,500	8,260
*Tractor Supply Co.	3,501	176,695
#*True Religion Apparel, Inc.	2,500	48,275
*TRW Automotive Holdings Corp.	10,900	251,027
*Tuesday Morning Corp.	3,100	13,547
Tupperware Corp.	6,100	259,006
*Ulta Salon Cosmetics & Fragrance, Inc.	4,600	89,240
*Under Armour, Inc. Class A	3,200	81,280
*Unifi, Inc.	5,300	17,702
UniFirst Corp.	1,740	87,418
*Universal Electronics, Inc.	1,700	40,409
*Universal Technical Institute, Inc.	1,600	29,392
*Urban Outfitters, Inc.	17,000	536,690

1329

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CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
V.F. Corp.	11,650	$839,150
#*Vail Resorts, Inc.	5,400	181,980
*Valassis Communications, Inc.	3,990	83,511
Value Line, Inc.	400	10,148
*ValueVision Media, Inc.	500	2,060
*VCG Holding Corp.	1,800	3,870
#*Viacom, Inc. Class A	5,500	169,455
*Viacom, Inc. Class B	56,400	1,643,496
#*Volcom, Inc.	1,626	25,642
*WABCO Holdings, Inc.	6,243	161,382
#*Warnaco Group, Inc.	4,285	165,915
*Warner Music Group Corp.	14,000	67,620
Weight Watchers International, Inc.	7,600	219,336
Wendy’s/Arby’s Group, Inc.	48,718	224,590
#*West Marine, Inc.	2,681	22,494
*Wet Seal, Inc. (The)	11,405	38,207
Whirlpool Corp.	7,700	578,886
Wiley (John) & Sons, Inc. Class A	5,300	221,275
*Williams Controls, Inc.	600	4,530
Williams-Sonoma, Inc.	10,760	204,225
*Winmark Corp.	300	6,642
*Winnebago Industries, Inc.	2,700	32,265
#*WMS Industries, Inc.	5,790	214,693
Wolverine World Wide, Inc.	5,450	144,152
World Wrestling Entertainment, Inc.	3,100	49,600
Wyndham Worldwide Corp.	18,900	396,711
Wynn Resorts, Ltd.	12,460	771,025
Yum! Brands, Inc.	46,017	1,574,242
#*Zumiez, Inc.	3,400	43,282

Total Consumer Discretionary		132,494,814

Consumer Staples — (10.1%)
Alberto-Culver Co.	10,350	293,836
Alico, Inc.	1,200	30,768
*Alliance One International, Inc.	11,189	56,952
Altria Group, Inc.	207,400	4,118,964
*American Italian Pasta Co.	1,122	38,440
Andersons, Inc. (The)	500	13,490
Archer-Daniels-Midland Co.	64,590	1,934,470
#Avon Products, Inc.	42,400	1,277,936
B&G Foods, Inc.	4,970	44,631
*Bare Escentuals, Inc.	8,022	145,760
*BJ’s Wholesale Club, Inc.	5,300	179,087
*Boston Beer Co., Inc. Class A	1,231	56,441
Brown-Forman Corp. Class A	7,770	414,840
#Brown-Forman Corp. Class B	9,019	462,855
Bunge, Ltd.	7,970	468,556
#Calavo Growers, Inc.	1,800	30,168
Cal-Maine Foods, Inc.	2,100	68,565
Campbell Soup Co.	34,403	1,139,083
Casey’s General Stores, Inc.	5,660	173,649
*Central European Distribution Corp.	4,775	153,039
*Central Garden & Pet Co.	2,800	26,712
*Central Garden & Pet Co. Class A	7,529	66,180
*Chattem, Inc.	2,100	196,266
*Chiquita Brands International, Inc.	4,900	71,883
Church & Dwight Co., Inc.	7,550	455,189
Clorox Co.	14,071	832,581
Coca-Cola Co.	236,462	12,828,063
Coca-Cola Enterprises, Inc.	48,544	980,103
Colgate-Palmolive Co.	57,720	4,619,332

1330

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CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
ConAgra, Inc.	47,279	$1,075,124
*Constellation Brands, Inc. Class A	21,012	337,873
Corn Products International, Inc.	8,033	228,298
Costco Wholesale Corp.	39,750	2,282,842
CVS Caremark Corp.	145,847	4,721,067
*Darling International, Inc.	8,700	67,773
*Dean Foods Co.	16,650	293,540
Del Monte Foods Co.	22,025	250,644
Diamond Foods, Inc.	2,435	87,465
Dr Pepper Snapple Group, Inc.	29,420	813,757
*Elizabeth Arden, Inc.	3,500	54,320
*Energizer Holdings, Inc.	6,400	355,200
Estee Lauder Cos., Inc.	11,600	609,232
Farmer Brothers Co.	2,099	36,082
#Flowers Foods, Inc.	9,918	240,908
*Fresh Del Monte Produce, Inc.	5,939	120,740
General Mills, Inc.	33,000	2,353,230
#*Great Atlantic & Pacific Tea Co.	4,751	35,585
#*Green Mountain Coffee, Inc.	3,986	338,093
H.J. Heinz Co.	31,300	1,365,619
#*Hain Celestial Group, Inc.	4,000	63,960
#*Hansen Natural Corp.	7,824	300,833
Herbalife, Ltd.	6,200	240,870
Hershey Co. (The)	16,880	614,938
Hormel Foods Corp.	13,400	518,580
*HQ Sustainable Maritime Industries, Inc.	1,600	11,264
Imperial Sugar Co.	1,726	28,289
Ingles Markets, Inc.	1,610	22,798
Inter Parfums, Inc.	3,152	41,953
J & J Snack Foods Corp.	2,198	91,898
J.M. Smucker Co.	12,176	731,412
Kellogg Co.	36,700	1,997,214
Kimberly-Clark Corp.	38,810	2,304,926
Kraft Foods, Inc.	155,924	4,312,858
Kroger Co. (The)	63,700	1,365,091
Lancaster Colony Corp.	2,988	162,995
Lance, Inc.	3,800	84,512
*Lifeway Foods, Inc.	1,134	13,551
Lorillard, Inc.	16,008	1,211,806
Mannatech, Inc.	2,370	7,181
McCormick & Co., Inc.	11,914	432,478
McCormick & Co., Inc. Voting	607	22,052
*Medifast, Inc.	3,000	49,950
Molson Coors Brewing Co.	17,150	720,300
Nash-Finch Co.	1,300	44,850
#*National Beverage Corp.	4,676	53,914
*Natural Alternatives International, Inc.	1,000	7,655
*NBTY, Inc.	11,100	494,283
Nu Skin Enterprises, Inc. Class A	6,010	139,672
*Nutraceutical International Corp.	1,559	20,251
Oil-Dri Corp. of America	641	10,179
*Omega Protein Corp.	2,100	9,030
*Overhill Farms, Inc.	2,000	8,820
*Pantry, Inc.	3,100	41,757
PepsiAmericas, Inc.	13,200	383,460
PepsiCo, Inc.	152,879	9,114,646
Philip Morris International, Inc.	194,243	8,839,999
*Prestige Brands Holdings, Inc.	4,300	33,411
PriceSmart, Inc.	3,522	70,475
Procter & Gamble Co.	302,783	18,636,294
*Ralcorp Holdings, Inc.	5,695	351,951

1331

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CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Reddy Ice Holdings, Inc.	2,200	$11,000
Reliv’ International, Inc.	1,707	5,121
*Revlon, Inc.	4,600	70,886
Reynolds American, Inc.	29,197	1,553,280
Rocky Mountain Chocolate Factory, Inc.	950	8,265
#Ruddick Corp.	5,200	147,420
Safeway, Inc.	42,600	956,370
Sanderson Farms, Inc.	2,350	109,862
*Sanfilippo (John B.) & Son, Inc.	1,596	24,339
Sara Lee Corp.	61,153	742,397
#*Smart Balance, Inc.	7,834	43,557
*Smithfield Foods, Inc.	15,600	234,936
Spartan Stores, Inc.	2,074	28,082
*SUPERVALU, Inc.	16,097	236,787
*Susser Holdings Corp.	2,446	21,574
#Sysco Corp.	48,900	1,368,711
Tasty Baking Co.	400	2,756
Tootsie Roll Industries, Inc.	4,606	119,894
#*TreeHouse Foods, Inc.	4,830	187,114
Tyson Foods, Inc. Class A	26,840	370,929
*United Natural Foods, Inc.	4,776	129,477
United-Guardian, Inc.	600	6,822
#Universal Corp.	2,600	118,014
*USANA Health Sciences, Inc.	1,310	37,230
#Vector Group, Ltd.	7,794	109,038
Walgreen Co.	97,825	3,526,591
Wal-Mart Stores, Inc.	325,040	17,366,887
WD-40 Co.	1,600	49,232
Weis Markets, Inc.	3,501	124,321
#*Whole Foods Market, Inc.	13,383	364,285
*Winn-Dixie Stores, Inc.	7,429	75,256

Total Consumer Staples		128,608,020

Energy — (9.9%)
Adams Resources & Energy, Inc.	600	12,600
*Allis-Chalmers Energy, Inc.	1,800	6,570
Alon USA Energy, Inc.	5,700	40,812
*Alpha Natural Resources, Inc.	11,028	447,847
*American Oil & Gas, Inc.	3,800	15,390
Anadarko Petroleum Corp.	51,050	3,255,969
Apache Corp.	33,725	3,331,018
*Approach Resources, Inc.	1,300	10,413
#Arch Coal, Inc.	15,000	316,050
*Arena Resources, Inc.	4,136	158,574
*Atlas Energy, Inc.	7,038	212,899
*ATP Oil & Gas Corp.	4,679	67,705
*Atwood Oceanics, Inc.	6,700	224,584
Baker Hughes, Inc.	29,000	1,313,120
*Basic Energy Services, Inc.	4,350	40,846
Berry Petroleum Corp. Class A	4,900	132,692
*Bill Barrett Corp.	4,720	146,320
*BioFuel Energy, Corp.	2,400	7,392
BJ Services Co.	25,800	533,286
*Bolt Technology Corp.	1,050	10,500
#*BPZ Resources, Inc.	10,000	59,400
*Brigham Exploration Co.	9,000	117,360
*Bristow Group, Inc.	3,356	119,809
*Bronco Drilling Co., Inc.	3,500	17,570
Cabot Oil & Gas Corp.	10,500	401,835
*Cal Dive International, Inc.	9,937	69,956
*Cameron International Corp.	25,005	941,688

1332

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CONTINUED

	Shares	Value†
Energy — (Continued)
CARBO Ceramics, Inc.	3,050	$201,056
#*Carrizo Oil & Gas, Inc.	3,100	74,400
*Cheniere Energy, Inc.	1,451	4,135
Chesapeake Energy Corp.	63,138	1,564,560
Chevron Corp.	193,214	13,934,594
Cimarex Energy Co.	7,133	351,015
*Clayton Williams Energy, Inc.	1,100	36,102
#*Clean Energy Fuels Corp.	6,800	113,832
*CNX Gas Corp.	15,301	410,526
*Complete Production Services, Inc.	2,500	31,325
*Comstock Resources, Inc.	5,500	214,445
*Concho Resources, Inc.	10,600	475,622
ConocoPhillips	139,804	6,710,592
CONSOL Energy, Inc.	18,500	862,285
*Contango Oil & Gas Co.	1,700	82,875
*Continental Resources, Inc.	16,492	626,201
*CREDO Petroleum Corp.	1,676	15,084
*Crosstex Energy, Inc.	5,400	41,850
*CVR Energy, Inc.	7,400	59,348
*Dawson Geophysical Co.	600	13,014
Delek US Holdings, Inc.	6,500	45,370
#*Denbury Resources, Inc.	26,400	357,720
Devon Energy Corp.	44,306	2,964,514
#Diamond Offshore Drilling, Inc.	13,700	1,253,961
*Double Eagle Petroleum Co.	267	1,177
*Dresser-Rand Group, Inc.	8,200	242,556
*Dril-Quip, Inc.	4,000	209,960
El Paso Corp.	48,283	490,072
*Encore Acquisition Co.	6,225	296,434
*ENGlobal Corp.	3,900	11,973
*Ensco International P.L.C. Sponsored ADR	14,091	549,972
EOG Resources, Inc.	25,400	2,296,668
*Evolution Petroleum Corp.	4,053	18,401
EXCO Resources, Inc.	21,650	379,741
#*Exterran Holdings, Inc.	5,400	109,512
Exxon Mobil Corp.	515,151	33,191,179
#*FMC Technologies, Inc.	12,382	658,351
*Forest Oil Corp.	10,189	245,759
Frontier Oil Corp.	9,600	119,616
*FX Energy, Inc.	5,500	16,280
General Maritime Corp.	3,300	25,542
*Geokinetics, Inc.	900	8,820
#*GeoResources, Inc.	2,107	26,927
*Global Industries, Ltd.	11,300	78,761
*GMX Resources, Inc.	1,700	18,003
#*Goodrich Petroleum Corp.	2,870	59,782
*Green Plains Renewable Energy, Inc.	200	2,612
Gulf Island Fabrication, Inc.	1,100	19,206
*GulfMark Offshore, Inc.	2,800	68,740
*Gulfport Energy Corp.	4,900	50,666
Halliburton Co.	87,123	2,544,863
*Harvest Natural Resources, Inc.	4,500	20,205
*Helix Energy Solutions Group, Inc.	10,266	108,922
Helmerich & Payne, Inc.	11,191	468,120
*Hercules Offshore, Inc.	9,300	36,270
Hess Corp.	33,400	1,930,186
*HKN, Inc.	866	2,537
Holly Corp.	5,500	143,550
#*Hornbeck Offshore Services, Inc.	2,700	58,077
*International Coal Group, Inc.	11,582	41,348
#*ION Geophysical Corp.	9,600	45,600

1333

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*James River Coal Co.	2,490	$38,968
#*Key Energy Services, Inc.	13,200	127,644
*Kodiak Oil & Gas Corp.	8,200	19,352
Lufkin Industries, Inc.	1,700	107,746
Marathon Oil Corp.	71,184	2,121,995
*Mariner Energy, Inc.	9,953	143,821
Massey Energy Co.	8,900	342,828
*Matrix Service Co.	2,900	29,261
*McMoran Exploration Co.	4,331	65,875
*Mitcham Industries, Inc.	1,600	11,840
Murphy Oil Corp.	19,224	981,962
#*Nabors Industries, Ltd.	25,457	567,691
National-Oilwell, Inc.	44,432	1,817,269
*Natural Gas Services Group, Inc.	1,600	25,136
*Newfield Exploration Co.	13,600	665,584
*Newpark Resources, Inc.	9,500	37,905
Noble Energy, Inc.	16,842	1,245,297
*Northern Oil & Gas, Inc.	3,400	37,570
Occidental Petroleum Corp.	84,088	6,587,454
*Oceaneering International, Inc.	5,600	306,320
*Oil States International, Inc.	6,000	221,040
#Overseas Shipholding Group, Inc.	2,700	120,447
Panhandle Oil & Gas, Inc.	600	13,890
*Parker Drilling Co.	11,381	54,743
#*Patriot Coal Corp.	7,492	116,051
Patterson-UTI Energy, Inc.	14,800	227,328
Peabody Energy Corp.	26,223	1,104,513
Penn Virginia Corp.	3,900	94,653
*Petrohawk Energy Corp.	30,604	683,387
*Petroleum Development Corp.	800	16,768
*PetroQuest Energy, Inc.	3,100	16,864
*PHI, Inc. Non-Voting	1,795	34,931
*Pioneer Drilling Co.	4,800	38,160
Pioneer Natural Resources Co.	11,907	523,670
*Plains Exploration & Production Co.	12,593	419,977
*Pride International, Inc.	19,306	571,458
*Quicksilver Resources, Inc.	16,800	223,272
Range Resources Corp.	16,400	754,400
*Rex Energy Corp.	4,000	49,560
*Rosetta Resources, Inc.	5,600	115,136
#*Rowan Cos., Inc.	10,981	235,872
RPC, Inc.	10,300	127,205
#*SandRidge Energy, Inc.	19,700	166,662
Schlumberger, Ltd.	115,348	7,319,984
*SEACOR Holdings, Inc.	2,000	140,500
*Seahawk Drilling, Inc.	1,319	27,580
Smith International, Inc.	19,981	605,824
Southern Union Co.	13,148	289,783
*Southwestern Energy Co.	34,540	1,481,075
Spectra Energy Corp.	34,832	740,180
St. Mary Land & Exploration Co.	7,000	224,280
*Sunoco, Inc.	12,087	303,263
*Superior Energy Services, Inc.	8,200	188,354
*Superior Well Services, Inc.	2,100	33,243
*Swift Energy Corp.	3,230	80,944
*T-3 Energy Services, Inc.	2,800	63,140
#Tesoro Petroleum Corp.	13,900	173,750
*Tetra Technologies, Inc.	8,150	85,249
*TGC Industries, Inc.	1,513	6,067
Tidewater, Inc.	5,500	257,510
Toreador Resources Corp.	1,500	18,915

1334

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Union Drilling, Inc.	1,000	$7,270
*Unit Corp.	5,000	227,700
*Uranium Energy Corp.	3,900	11,739
*USEC, Inc.	15,699	62,796
VAALCO Energy, Inc.	7,100	30,033
Valero Energy Corp.	51,202	943,141
*Venoco, Inc.	5,701	65,733
W&T Offshore, Inc.	6,748	60,125
*Western Refining, Inc.	2,700	12,339
*Westmoreland Coal Co.	937	9,604
*Whiting Petroleum Corp.	5,250	349,440
#*Willbros Group, Inc.	4,500	68,805
Williams Cos., Inc. (The)	57,800	1,204,552
World Fuel Services Corp.	6,150	147,784
XTO Energy, Inc.	58,473	2,606,142

Total Energy		126,111,368

Financials — (12.5%)
1st Source Corp.	2,550	38,888
Abington Bancorp, Inc.	3,523	25,154
Advance America Cash Advance Centers, Inc.	5,900	28,497
#*Affiliated Managers Group, Inc.	4,050	245,308
*Affirmative Insurance Holdings, Inc.	1,600	6,944
Aflac, Inc.	41,613	2,015,318
*Allegheny Corp.	859	224,293
Allied World Assurance Co. Holdings, Ltd.	5,300	237,228
Allstate Corp.	50,367	1,507,484
*Altisource Portfolio Solutions SA	2,966	68,070
American Equity Investment Life Holding Co.	3,790	27,819
American Express Co.	111,205	4,187,980
American Financial Group, Inc.	12,498	310,075
American National Insurance Co.	2,477	263,652
American Physicians Capital, Inc.	1,200	33,312
American River Bankshares	882	7,056
*American Safety Insurance Holdings, Ltd.	1,000	13,750
#*AmeriCredit Corp.	15,090	316,437
Ameriprise Financial, Inc.	26,340	1,007,242
Ameris Bancorp	1,928	18,008
*AMERISAFE, Inc.	2,988	51,692
*AmeriServe Financial, Inc.	100	147
AmTrust Financial Services, Inc.	7,200	86,184
AON Corp.	27,735	1,078,891
*Arch Capital Group, Ltd.	6,070	434,248
*Argo Group International Holdings, Ltd.	4,180	111,773
Arrow Financial Corp.	1,334	34,657
Aspen Insurance Holdings, Ltd.	9,590	255,382
*Asset Acceptance Capital Corp.	3,597	20,935
Associated Banc-Corp	13,242	168,438
Assurant, Inc.	12,600	396,018
Assured Guaranty, Ltd.	15,800	358,028
ASTA Funding, Inc.	400	2,496
Astoria Financial Corp.	7,820	103,224
Atlantic Coast Federal Corp.	699	1,055
*Avatar Holdings, Inc.	1,000	16,940
Axis Capital Holdings, Ltd.	14,740	424,512
*B of I Holding, Inc.	900	10,683
BancFirst Corp.	1,800	72,540
*Bancorp, Inc.	1,400	10,234
BancorpSouth, Inc.	9,703	222,005
#BancTrust Financial Group, Inc.	2,903	11,322
Bank Mutual Corp.	6,120	40,882

1335

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CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of America Corp.	971,679	$14,750,087
Bank of Hawaii Corp.	4,800	218,304
Bank of New York Mellon Corp.	119,414	3,473,753
Bank of the Ozarks, Inc.	1,900	56,297
BankFinancial Corp.	2,730	26,071
Banner Corp..	400	1,184
BB&T Corp.	67,175	1,872,167
*Beneficial Mutual Bancorp, Inc.	8,400	75,684
Berkshire Hills Bancorp, Inc.	1,568	25,950
BGC Partners, Inc. Class A	4,100	16,687
#BlackRock, Inc.	5,312	1,135,812
#BOK Financial Corp.	7,469	354,105
Boston Private Financial Holdings, Inc.	7,520	53,918
*Broadpoint Gleacher Securities, Inc.	11,995	48,580
Brookline Bancorp, Inc.	6,300	63,063
Brooklyn Federal Bancorp, Inc.	100	868
Brown & Brown, Inc.	14,995	263,912
Cadence Financial Corp.	103	191
Camden National Corp.	900	26,118
Capital City Bank Group, Inc.	1,069	12,807
Capital One Financial Corp.	46,401	1,710,341
Capital Southwest Corp.	344	28,019
#CapitalSource, Inc.	800	3,832
Capitol Federal Financial	7,889	257,339
Cardinal Financial Corp.	3,905	36,434
*Cardtronics, Inc.	3,500	38,115
Cash America International, Inc.	2,635	99,050
#*CB Richard Ellis Group, Inc.	28,965	356,269
Center Bancorp, Inc.	1,915	15,856
*Center Financial Corp.	2,200	10,472
CenterState Banks of Florida, Inc.	400	4,424
*Central Jersey Bancorp	1,260	3,755
Charles Schwab Corp. (The)	113,500	2,075,915
Chemical Financial Corp.	3,399	72,025
Chubb Corp.	35,507	1,775,350
Cincinnati Financial Corp.	14,709	388,170
Citigroup, Inc.	1,111,722	3,690,917
Citizens Community Bancorp, Inc.	600	2,505
#*Citizens, Inc.	6,415	41,377
City Holding Co.	1,500	47,145
City National Corp.	3,500	172,865
Clifton Savings Bancorp, Inc.	4,183	35,765
CME Group, Inc.	6,300	1,806,966
#*CNA Financial Corp.	26,036	611,586
*CNA Surety Corp.	5,300	74,200
CoBiz Financial, Inc.	3,100	16,554
Cohen & Steers, Inc.	4,200	85,428
Columbia Banking System, Inc.	2,213	42,025
Comerica, Inc.	16,300	562,513
Commerce Bancshares, Inc.	7,932	313,949
Community Bank System, Inc.	3,381	70,697
#Community Trust Bancorp, Inc.	1,590	40,275
#CompuCredit Holdings Corp.	5,700	19,038
*Conseco, Inc.	8,200	39,032
Consolidated-Tokoma Land Co.	681	22,527
*Credit Acceptance Corp.	2,900	154,338
Cullen Frost Bankers, Inc.	6,720	344,870
#CVB Financial Corp.	9,813	94,009
Danvers Bancorp, Inc.	2,435	33,213
Delphi Financial Group, Inc. Class A	4,900	99,225
Diamond Hill Investment Group, Inc.	293	17,211

1336

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Dime Community Bancshares, Inc.	2,700	$32,643
Discover Financial Services	52,600	719,568
*Dollar Financial Corp.	2,000	45,100
Donegal Group, Inc. Class A	3,297	48,631
*Doral Financial Corp.	3,300	11,715
Duff & Phelps Corp.	2,200	35,728
East West Bancorp, Inc.	6,546	107,551
Eastern Insurance Holdings, Inc.	1,500	12,645
Eaton Vance Corp.	11,370	327,570
#*eHealth, Inc.	2,800	50,960
EMC Insurance Group, Inc.	1,000	20,680
*Employers Holdings, Inc.	3,900	51,597
*Encore Bancshares, Inc.	300	2,472
#*Encore Capital Group, Inc.	2,822	44,503
Endurance Specialty Holdings, Ltd.	6,500	234,130
*Enstar Group, Ltd.	1,100	71,379
Enterprise Financial Services Corp.	1,766	16,494
Erie Indemnity Co.	5,200	202,800
ESSA Bancorp, Inc.	2,588	30,668
#Evercore Partners, Inc. Class A	1,600	47,792
Everest Re Group, Ltd.	6,600	565,884
*EZCORP, Inc.	1,100	19,976
F.N.B. Corp.	8,009	56,784
FBL Financial Group, Inc. Class A	1,100	19,734
Federal Agricultural Mortgage Corp.	1,781	13,464
#Federated Investors, Inc.	9,762	247,760
Fidelity National Financial, Inc.	22,699	292,817
*Fidelity Southern Corp.	1,030	5,223
Fifth Third Bancorp	77,100	959,124
Financial Federal Corp.	2,800	76,328
Financial Institutions, Inc.	600	7,560
*First Acceptance Corp.	5,350	10,272
First American Corp.	9,349	276,450
First Bancorp	1,500	23,220
First Busey Corp.	2,279	8,090
*First Cash Financial Services, Inc.	3,522	80,407
First Citizens BancShares, Inc.	100	16,771
First Community Bancshares, Inc.	1,100	12,826
First Defiance Financial Corp.	1,738	18,353
First Financial Bancorp	4,812	78,917
First Financial Bankshares, Inc.	2,390	126,790
First Financial Corp.	1,700	46,920
First Financial Holdings, Inc.	1,825	21,517
First Financial Northwest, Inc.	3,660	22,655
*First Horizon National Corp.	22,406	290,158
*First Marblehead Corp. (The)	700	1,498
First Merchants Corp.	1,745	11,796
First Mercury Financial Corp.	2,596	34,034
First Midwest Bancorp, Inc.	4,100	53,997
First Niagara Financial Group, Inc.	16,396	225,117
First Place Financial Corp.	1,829	5,725
First Security Group, Inc.	1,628	3,793
*First South Bancorp, Inc.	1,785	18,028
FirstMerit Corp.	8,666	177,566
Flagstone Reinsurance Holdings, Ltd.	6,700	70,149
Flushing Financial Corp.	1,928	23,618
#FNB United Corp.	237	382
#*Forest City Enterprises, Inc. Class A	12,804	144,813
*Forest City Enterprises, Inc. Class B	3,286	37,033
*FPIC Insurance Group, Inc.	867	32,903
Franklin Resources, Inc.	27,480	2,721,344

1337

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Fulton Financial Corp.	11,759	$108,653
*GAINSCO, Inc.	93	816
Gallagher (Arthur J.) & Co.	11,325	255,379
GAMCO Investors, Inc.	767	31,501
*Genworth Financial, Inc.	47,300	654,632
German American Bancorp, Inc.	1,900	28,234
GFI Group, Inc.	12,500	60,875
Glacier Bancorp, Inc.	5,234	75,056
Goldman Sachs Group, Inc.	51,300	7,629,336
Great Southern Bancorp, Inc.	1,583	35,570
#Greene Bancshares, Inc.	700	3,955
Greenhill & Co., Inc.	2,800	217,840
*Greenlight Capital Re, Ltd.	3,500	84,525
*Guaranty Bancorp	207	300
*Hallmark Financial Services, Inc.	2,534	19,892
Hampden Bancorp, Inc.	504	5,393
#Hampton Roads Bankshares, Inc.	1,203	2,394
Hancock Holding Co.	3,400	139,196
Hanover Insurance Group, Inc.	5,130	217,615
Harleysville Group, Inc.	3,795	122,578
Harleysville National Corp.	599	3,828
*Harris & Harris Group, Inc.	3,600	14,544
Hartford Financial Services Group, Inc.	39,600	950,004
HCC Insurance Holdings, Inc.	12,425	336,718
Heartland Financial USA, Inc.	2,089	29,142
Heritage Commerce Corp.	841	3,196
Heritage Financial Corp.	905	12,724
Heritage Financial Group	1,785	14,833
*HFF, Inc.	1,500	9,270
*Hilltop Holdings, Inc.	7,200	81,504
Home Bancshares, Inc.	2,684	65,973
Home Federal Bancorp, Inc.	2,521	33,529
HopFed Bancorp, Inc.	200	2,080
Horace Mann Educators Corp.	2,800	33,572
Hudson City Bancorp, Inc.	54,732	726,294
Huntington Bancshares, Inc.	67,300	322,367
IBERIABANK Corp.	1,925	102,872
Independence Holding Co.	2,500	20,325
Independent Bank Corp.	1,972	45,948
Infinity Property & Casualty Corp.	800	31,728
#*Interactive Brokers Group, Inc.	4,380	69,642
*IntercontinentalExchange, Inc.	7,263	693,471
*International Assets Holding Corp.	1,415	21,069
International Bancshares Corp.	6,326	131,834
*Intervest Bancshares Corp.	254	1,016
Invesco, Ltd.	43,768	844,722
*Investment Technology Group, Inc.	3,824	78,392
*Investors Bancorp, Inc.	10,052	118,915
#Janus Capital Group, Inc.	17,800	217,338
*Jefferies Group, Inc.	16,953	432,980
JMP Group, Inc.	2,391	18,578
Jones Lang LaSalle, Inc.	3,200	182,432
JPMorgan Chase & Co.	409,006	15,926,694
#*KBW, Inc.	3,585	95,218
Kearny Financial Corp.	10,800	104,760
KeyCorp.	70,500	506,190
K-Fed Bancorp	1,291	11,438
*Knight Capital Group, Inc.	9,475	148,189
#Lakeland Bancorp, Inc.	2,574	17,709
Lakeland Financial Corp.	1,700	31,535
Legacy Bancorp, Inc.	1,200	11,508

1338

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Legg Mason, Inc.	15,640	$403,199
*Leucadia National Corp.	23,300	520,289
Life Partners Holdings, Inc.	1,625	32,305
Lincoln National Corp.	29,250	718,965
Loews Corp.	43,900	1,570,303
*Louisiana Bancorp, Inc.	200	2,930
#M&T Bank Corp.	9,986	736,468
#*Macatawa Bank Corp.	2,310	4,297
MainSource Financial Group, Inc.	1,600	8,816
#*Markel Corp.	1,093	355,236
*Market Leader, Inc.	900	1,737
MarketAxess Holdings, Inc.	3,416	46,560
*Marlin Business Services Corp.	2,700	26,514
Marsh & McLennan Cos., Inc.	51,387	1,107,904
Marshall & Ilsley Corp.	24,300	167,913
Max Capital Group, Ltd.	3,500	78,820
MB Financial, Inc.	3,900	79,092
*MBIA, Inc.	25,900	127,687
MBT Financial Corp.	885	1,575
*MCG Capital Corp.	4,800	22,032
Meadowbrook Insurance Group, Inc.	7,513	50,713
Medallion Financial Corp.	3,100	24,893
Mercer Insurance Group, Inc.	1,116	18,972
Merchants Bancshares, Inc.	894	18,595
Mercury General Corp.	6,041	230,887
*Meridian Interstate Bancorp, Inc.	2,501	23,810
MetLife, Inc.	77,136	2,724,444
*Metro Bancorp, Inc.	200	2,572
*MF Global Holdings, Ltd.	12,100	79,255
*MGIC Investment Corp.	11,500	69,575
MidSouth Bancorp, Inc.	900	13,590
Montpelier Re Holdings, Ltd.	9,900	167,211
Moody’s Corp.	23,270	642,019
Morgan Stanley	133,543	3,576,282
*MSCI, Inc.	9,977	294,920
*Nara Bancorp, Inc.	106	969
*NASDAQ OMX Group, Inc. (The)	15,230	273,988
*National Financial Partners Corp.	3,900	32,955
National Interstate Corp.	1,900	34,200
National Penn Bancshares, Inc.	3,344	20,064
*Navigators Group, Inc.	1,900	81,073
NBT Bancorp, Inc.	3,984	83,106
Nelnet, Inc. Class A	2,640	44,062
New England Bancshares, Inc.	1,000	5,570
New Westfield Financial, Inc.	4,099	33,448
New York Community Bancorp, Inc.	29,075	436,997
NewAlliance Bancshares, Inc.	11,700	136,188
*NewStar Financial, Inc.	3,503	15,238
Northeast Community Bancorp, Inc.	1,876	11,237
Northern Trust Corp.	24,100	1,217,532
#Northfield Bancorp, Inc.	5,398	71,470
Northrim Bancorp, Inc.	600	9,618
*Northwest Bancshares, Inc.	10,509	123,060
NYMAGIC, Inc.	100	1,570
NYSE Euronext, Inc.	23,193	542,948
OceanFirst Financial Corp.	300	3,108
#*Ocwen Financial Corp.	8,900	81,524
Old National Bancorp	6,103	73,480
Old Republic International Corp.	27,487	291,087
#Old Second Bancorp, Inc.	700	4,144
OneBeacon Insurance Group, Ltd.	3,200	41,536

1339

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
optionsXpress Holdings, Inc.	5,834	$83,718
Oriental Financial Group, Inc.	2,300	26,174
Oritani Financial Corp.	5,347	70,099
Pacific Continental Corp.	1,300	13,195
*Pacific Mercantile Bancorp	1,425	4,261
#PacWest Bancorp.	2,792	57,934
Park National Corp.	1,200	65,760
PartnerRe, Ltd.	6,200	462,458
Patriot National Bancorp	200	352
#Peapack-Gladstone Financial Corp.	1,228	13,017
*Penson Worldwide, Inc.	2,800	23,576
Peoples Bancorp, Inc.	1,197	15,537
People’s United Financial, Inc.	37,400	604,758
#*PHH Corp,	7,358	128,324
*PICO Holdings, Inc.	1,800	56,502
*Pinnacle Financial Partners, Inc.	2,100	31,752
#*Piper Jaffray Cos., Inc.	1,404	68,206
Platinum Underwriters Holdings, Ltd.	5,687	206,211
*PMA Capital Corp.	4,497	27,072
PNC Financial Services Group, Inc.	43,318	2,401,117
*Popular, Inc.	24,900	53,535
#*Portfolio Recovery Associates, Inc.	2,000	91,160
#Preferred Bank	1,269	2,030
Presidential Life Corp.	3,200	28,896
#Principal Financial Group, Inc.	31,700	730,685
PrivateBancorp, Inc.	2,700	36,720
*ProAssurance Corp.	3,400	172,584
*Progressive Corp.	66,336	1,099,851
Prosperity Bancshares, Inc.	4,800	193,536
Protective Life Corp.	6,100	102,785
Provident Financial Services, Inc.	5,262	59,987
Provident New York Bancorp	3,935	32,070
Prudential Financial, Inc.	48,490	2,424,015
QC Holdings, Inc.	2,472	15,203
Radian Group, Inc.	8,700	55,941
#Raymond James Financial, Inc.	10,975	277,777
Regions Financial Corp.	91,312	579,831
Reinsurance Group of America, Inc.	8,390	408,761
RenaissanceRe Holdings, Ltd.	6,600	357,588
Renasant Corp.	2,122	30,451
Republic Bancorp, Inc. Class A.	105	1,744
*Republic First Bancorp, Inc.	1,100	4,807
Resource America, Inc.	2,228	8,533
*RiskMetrics Group, Inc.	6,100	103,944
*Riverview BanCorp., Inc.	1,705	4,092
RLI Corp.	2,530	130,194
Rockville Financial, Inc.	2,463	23,940
*Rodman & Renshaw Capital Group, Inc.	2,800	11,816
Roma Financial Corp.	4,086	47,970
Rome Bancorp, Inc.	497	3,981
#S&T Bancorp, Inc.	2,951	51,702
S.Y. Bancorp, Inc.	2,030	43,016
Safety Insurance Group, Inc.	2,200	77,000
Sanders Morris Harris Group, Inc.	3,300	15,609
#Sandy Spring Bancorp, Inc.	1,969	23,608
SCBT Financial Corp.	933	27,990
*Seabright Insurance Holdings	2,360	24,025
SEI Investments Co	18,378	325,474
Selective Insurance Group, Inc.	5,100	78,897
*SI Financial Group, Inc.	1,500	7,935
*Signature Bank.	3,760	130,021

1340

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Simmons First National Corp. Class A	1,872	$50,244
*SLM Corp.	41,268	434,552
Smithtown Bancorp, Inc.	1,563	8,456
Somerset Hills Bancorp	945	7,362
Southern Community Financial Corp.	900	1,989
Southside Bancshares, Inc.	1,793	35,681
Southwest Bancorp, Inc.	1,600	11,984
#*St. Joe Co. (The)	9,102	236,652
StanCorp Financial Group, Inc.	4,400	189,112
State Auto Financial Corp.	4,848	76,162
State Bancorp, Inc.	2,047	15,045
State Street Corp.	49,540	2,124,275
StellarOne Corp.	2,851	29,821
Sterling Bancorp.	899	6,698
Sterling Bancshares, Inc.	8,000	40,880
Stewart Information Services Corp.	500	5,130
*Stifel Financial Corp.	3,421	178,918
Student Loan Corp.	2,000	90,600
Suffolk Bancorp	900	24,264
*Sun Bancorp, Inc.	2,137	8,142
SunTrust Banks, Inc.	51,501	1,253,019
Susquehanna Bancshares, Inc.	4,730	37,130
#*SVB Financial Group	3,891	168,830
SWS Group, Inc.	1,770	21,240
T. Rowe Price Group, Inc.	26,125	1,296,322
*Taylor Capital Group, Inc.	730	6,650
TCF Financial Corp.	12,086	176,939
#*TD Ameritrade Holding Corp.	57,659	1,024,024
*Tejon Ranch Co.	1,300	39,793
*Tennessee Commerce Bancorp, Inc.	700	4,858
#*Teton Advisors, Inc.	5	68
*Texas Capital Bancshares, Inc.	4,203	70,821
TFS Financial Corp.	33,220	427,209
*Thomas Weisel Partners Group, Inc.	3,004	12,827
#*TIB Financial Corp.	454	395
Tompkins Financial Corp.	1,449	56,801
*Torchmark Corp.	8,400	377,160
Tower Group, Inc.	4,921	108,754
#TowneBank	1,400	14,966
#*TradeStation Group, Inc.	5,240	37,047
Transatlantic Holdings, Inc.	6,479	321,942
Travelers Cos., Inc. (The)	55,940	2,834,480
*Tree.com, Inc.	721	5,271
TriCo Bancshares.	1,628	28,099
TrustCo Bank Corp.	7,300	43,800
Trustmark Corp.	7,848	178,934
U.S. Bancorp	177,115	4,442,044
UMB Financial Corp.	4,200	165,942
Umpqua Holdings Corp.	6,773	83,714
Union Bankshares Corp.	2,179	28,000
*United America Indemnity, Ltd.	1,553	11,011
#United Bankshares, Inc.	3,563	88,719
*United Community Banks, Inc.	4,124	18,517
*United Community Financial Corp.	1,363	2,453
United Financial Bancorp, Inc.	2,642	34,716
United Fire & Casualty Co.	2,765	46,507
#*United Security Bancshares	1,915	9,671
Unitrin, Inc.	4,800	104,160
Universal Insurance Holdings, Inc.	3,536	20,898
Univest Corp. of Pennsylvania	1,893	33,279
Unum Group	35,400	692,778

1341

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Validus Holdings, Ltd.	13,955	$369,807
#Valley National Bancorp	13,911	191,276
ViewPoint Financial Group	2,523	37,214
#*Virginia Commerce Bancorp, Inc.	2,610	15,164
*Virtus Investment Partners, Inc.	205	3,356
W. R. Berkley Corp.	17,930	436,237
Waddell & Reed Financial, Inc.	9,300	291,369
Washington Banking Co.	959	11,316
Washington Federal, Inc.	9,178	171,170
Washington Trust Bancorp, Inc.	1,700	29,053
*Waterstone Financial, Inc.	2,561	5,634
Webster Financial Corp.	4,700	72,709
Wells Fargo & Co.	502,128	14,275,499
WesBanco, Inc.	2,465	35,767
Wesco Financial Corp.	817	288,401
West Bancorporation	2,033	10,368
Westamerica Bancorporation	3,200	177,856
#*Western Alliance Bancorp.	966	4,956
Westwood Holdings Group, Inc.	900	32,535
White Mountains Insurance Group, Ltd.	700	224,329
Whitney Holding Corp.	4,100	50,922
#Wilmington Trust Corp.	4,700	61,664
Wilshire Bancorp, Inc.	2,428	22,362
#Wintrust Financial Corp.	2,250	78,165
*World Acceptance Corp.	1,700	68,663
Yadkin Valley Financial Corp.	671	2,731
Zenith National Insurance Corp.	3,400	94,860
#Zions Bancorporation	11,900	225,743
*ZipRealty, Inc.	3,331	13,857

Total Financials		158,545,215

Health Care — (12.1%)
*A.D.A.M., Inc.	575	2,248
*Abaxis, Inc.	2,463	59,309
Abbott Laboratories	151,800	8,036,292
#*ABIOMED, Inc.	4,881	38,658
*Abraxis Bioscience, Inc.	700	28,595
*Accelrys, Inc.	3,112	17,707
*Accuray, Inc.	5,600	33,264
*Acorda Therapeutics, Inc.	3,200	89,536
*Adolor Corp.	778	1,221
Aetna, Inc.	35,500	1,063,935
*Affymax, Inc.	2,611	54,831
#*Affymetrix, Inc.	8,729	46,089
*Air Methods Corp.	1,457	44,540
*Albany Molecular Research, Inc.	3,400	32,266
*Alexion Pharmaceuticals, Inc.	8,800	408,056
*Alexza Pharmaceuticals, Inc.	1,456	3,786
#*Align Technology, Inc.	8,300	155,625
#*Alkermes, Inc.	8,370	91,568
Allergan, Inc.	30,470	1,752,025
*Alliance HealthCare Services, Inc.	5,000	25,150
#*Allos Therapeutics, Inc.	10,300	74,778
#*Allscripts-Misys Healthcare Solutions, Inc.	15,200	250,192
*Almost Family, Inc.	812	29,524
*Alnylam Pharmaceuticals, Inc.	3,400	57,460
*Alphatec Holdings, Inc.	4,400	19,448
#*AMAG Pharmaceuticals, Inc.	2,000	87,960
#*Amedisys, Inc.	2,934	161,223
America Services Group, Inc.	1,200	18,456
*American Caresource Holding, Inc.	400	932

1342

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*American Dental Partners, Inc.	1,985	$25,110
#*American Medical Systems Holdings, Inc.	7,100	136,320
#*AMERIGROUP Corp.	6,000	152,700
AmerisourceBergen Corp.	29,920	815,619
*Amgen, Inc.	99,771	5,834,608
*AMICAS, Inc.	4,500	24,165
*Amicus Therapeutics, Inc.	1,205	4,543
*AMN Healthcare Services, Inc.	6,328	55,054
#*Amsurg Corp.	3,550	74,940
#*Amylin Pharmaceuticals, Inc.	11,780	211,804
*Anadys Pharmaceuticals, Inc.	4,700	9,494
Analogic Corp.	1,441	57,640
*AngioDynamics, Inc.	3,150	50,557
*Anika Therapeutics, Inc.	1,888	11,838
*Ardea Biosciences, Inc.	2,042	29,895
*Arena Pharmaceuticals, Inc.	9,661	30,142
*Ariad Pharmaceuticals, Inc.	12,600	27,846
#*Arqule, Inc.	4,156	13,424
*Array BioPharma, Inc.	1,000	2,390
*Assisted Living Concepts, Inc.	915	23,634
*athenahealth, Inc.	2,700	106,218
*AtriCure, Inc.	1,383	7,994
#*ATS Medical, Inc.	6,106	15,937
*Auxilium Pharmaceuticals, Inc.	4,600	129,536
Bard (C.R.), Inc.	9,700	804,033
Baxter International, Inc.	59,065	3,401,553
Beckman Coulter, Inc.	6,800	444,516
Becton Dickinson & Co.	23,800	1,793,806
*BioClinica, Inc.	2,162	9,513
#*BioCryst Pharmaceuticals, Inc.	3,400	23,256
*Biodel, Inc.	3,100	12,431
*Biogen Idec, Inc.	28,675	1,540,994
#*BioMarin Pharmaceutical, Inc.	10,300	200,129
*BioMimetic Therapeutics, Inc.	2,915	34,456
*Bio-Rad Laboratories, Inc.	2,213	206,207
*Bio-Reference Laboratories, Inc.	1,400	52,920
*BioScrip, Inc.	2,900	21,083
*BioSphere Medical, Inc.	2,293	5,801
#*BMP Sunstone Corp.	3,063	16,479
*Boston Scientific Corp.	76,211	657,701
*Bovie Medical Corp.	2,540	17,272
Bristol-Myers Squibb Co.	193,350	4,710,006
*Brookdale Senior Living, Inc.	10,600	193,450
*Bruker BioSciences Corp.	16,390	201,105
*BSD Medical Corp.	1,810	3,023
#*Cadence Pharmaceuticals, Inc.	4,900	48,804
*Caliper Life Sciences, Inc.	1,000	2,930
*Cambrex Corp.	3,827	20,589
*Cantel Medical Corp.	2,444	47,120
*Capital Senior Living Corp.	3,849	19,399
*Caraco Pharmaceutical Laboratories, Ltd.	3,497	17,905
*Cardiac Science Corp.	3,085	8,021
Cardinal Health, Inc.	32,784	1,084,167
*Cardiovascular Systems, Inc.	200	834
*CareFusion Corp.	7,067	181,975
*CAS Medical Systems, Inc.	1,900	4,180
*Catalyst Health Solutions, Inc.	4,200	165,186
*Celera Corp.	2,160	14,537
*Celgene Corp.	45,682	2,593,824
*Celsion Corp.	700	2,016
*Centene Corp.	4,800	92,400

1343

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cephalon, Inc.	7,295	$465,713
#*Cepheid, Inc.	4,900	71,981
*Cerner Corp.	8,500	643,025
*Charles River Laboratories International, Inc.	6,400	232,576
Chemed Corp.	2,300	106,950
Cigna Corp.	27,500	928,675
#*Clinical Data, Inc.	2,347	36,073
*CombiMatrix Corp.	1,107	7,749
*Community Health Systems, Inc.	8,800	287,056
Computer Programs & Systems, Inc.	1,556	58,552
#*Conceptus, Inc.	3,600	69,876
*Conmed Corp.	2,735	58,830
*Continucare Corp.	6,300	30,492
Cooper Cos., Inc.	4,865	171,832
*Corvel Corp.	1,400	42,224
#*Covance, Inc.	6,600	383,526
*Coventry Health Care, Inc.	13,400	306,592
*Cross Country Healthcare, Inc.	1,700	15,402
*CryoLife, Inc.	3,061	19,254
*Cubist Pharmaceuticals, Inc.	7,273	149,024
*Cutera, Inc.	1,850	16,336
#*Cyberonics, Inc.	2,300	43,102
*Cynosure, Inc.	1,600	16,224
*Cypress Bioscience, Inc.	3,390	17,458
*Cytokinetics, Inc.	3,764	11,367
*Cytori Therapeutics, Inc.	2,500	16,850
*DaVita, Inc.	9,970	595,807
*Dendreon Corp.	11,251	311,653
DENTSPLY International, Inc.	15,100	506,303
*DepoMed, Inc.	3,900	11,115
#*Dexcom, Inc.	5,400	48,924
*Dialysis Corp. of America	2,100	14,679
*Dionex Corp.	1,950	136,208
*Durect Corp.	7,649	16,598
*Dyax Corp.	11,509	38,785
*Dynacq Healthcare, Inc.	300	915
*Eclipsys Corp.	5,300	88,404
*Edwards Lifesciences Corp.	5,803	520,065
Eli Lilly & Co.	105,675	3,719,760
*Emergency Medical Services Corp. Class A	1,900	99,769
*Emergent BioSolutions, Inc.	3,179	45,523
Emergent Group, Inc.	1,300	9,906
#*Emeritus Corp.	3,747	68,195
*Endo Pharmaceuticals Holdings, Inc.	13,481	271,103
—#*Endo Pharmaceuticals Solutions	8,600	8,514
*Endologix, Inc.	4,500	20,610
Ensign Group, Inc.	3,000	51,270
#*Enzon Pharmaceuticals, Inc.	4,617	46,031
*eResearch Technology, Inc.	4,700	28,905
*ev3, Inc.	10,059	146,660
#*Exactech, Inc.	1,400	22,610
*Exelixis, Inc.	10,300	68,289
*Express Scripts, Inc.	26,754	2,243,590
*Facet Biotech Corp.	3,443	54,227
*Forest Laboratories, Inc.	29,798	883,213
#*Genomic Health, Inc.	2,998	49,557
*Genoptix, Inc.	1,900	61,864
*Gen-Probe, Inc.	4,794	205,806
*Gentiva Health Services, Inc.	3,177	81,141
*Genzyme Corp.	26,368	1,430,728
#*Geron Corp.	9,900	53,559

1344

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CONTINUED

	Shares	Value†
Health Care — (Continued)
*Gilead Sciences, Inc.	93,300	$4,503,591
#*Greatbatch, Inc.	2,910	57,182
#*GTx, Inc.	2,703	11,055
*Haemonetics Corp.	2,902	164,282
*Halozyme Therapeutics, Inc.	7,600	41,192
*Hanger Orthopedic Group, Inc.	2,600	42,276
*Hansen Medical, Inc.	700	1,701
*Harvard Bioscience, Inc.	4,139	14,280
*Health Grades, Inc.	4,492	19,495
*Health Management Associates, Inc.	23,724	157,527
*Health Net, Inc.	6,900	167,394
*HealthSouth Corp.	9,122	164,287
*HealthSpring, Inc.	4,900	85,211
*HealthStream, Inc.	2,809	11,096
*Healthways, Inc.	3,100	52,886
*HeartWare International, Inc.	400	15,460
*Hemispherx Biopharma, Inc.	2,300	1,518
#*Henry Schein, Inc.	9,500	513,475
Hill-Rom Holdings, Inc.	7,105	166,044
*Hi-Tech Pharmacal Co., Inc.	1,129	24,319
#*HMS Holdings Corp.	2,900	130,761
*Hologic, Inc.	28,078	423,135
*Home Diagnostics, Inc.	3,161	19,345
*Hospira, Inc.	16,114	816,013
#*Human Genome Sciences, Inc.	17,500	463,225
*Humana, Inc.	15,900	773,058
*ICU Medical, Inc.	1,750	60,865
*Idenix Pharmaceuticals, Inc.	1,100	3,080
*Idera Pharmaceuticals, Inc.	3,193	15,294
#*IDEXX Laboratories, Inc.	5,800	304,442
#*Illumina, Inc.	11,746	430,961
*Immucor, Inc.	7,925	147,009
#*ImmunoGen, Inc.	6,184	43,226
#*Immunomedics, Inc.	6,470	21,674
IMS Health, Inc.	18,090	391,468
#*Incyte Corp.	11,564	123,504
*Infinity Pharmaceuticals, Inc.	3,056	18,672
*Inspire Pharmaceuticals, Inc.	7,300	40,223
#*Insulet Corp.	5,800	79,054
*Integra LifeSciences Holdings Corp.	2,600	99,840
*IntegraMed America, Inc.	1,494	12,116
*InterMune, Inc.	4,162	64,969
*Intuitive Surgical, Inc.	3,738	1,226,288
Invacare Corp.	3,000	75,120
*InVentiv Health, Inc.	2,663	40,930
*Inverness Medical Innovations, Inc.	8,565	345,769
*IPC The Hospitalist Co.	1,900	64,581
*IRIS International, Inc.	2,045	21,166
*Isis Pharmaceuticals, Inc.	10,843	121,008
*ISTA Pharmaceuticals, Inc.	2,153	7,837
*Jazz Pharmaceuticals, Inc.	2,000	18,800
Johnson & Johnson	277,484	17,442,644
#*Kendle International, Inc.	1,300	26,312
*Kensey Nash Corp.	1,443	34,949
*Kindred Healthcare, Inc.	4,200	71,022
*Kinetic Concepts, Inc.	5,800	239,482
*King Pharmaceuticals, Inc.	25,640	307,936
*K-V Pharmaceutical Co.	300	1,035
#*Laboratory Corp. of America Holdings	10,900	774,990
Landauer, Inc.	1,220	72,151
*Lannet Co., Inc.	3,087	18,059

1345

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*LCA-Vision, Inc.	3,050	$17,751
*LeMaitre Vascular, Inc.	1,000	4,650
#*LHC Group, Inc.	2,363	72,757
*Life Technologies Corp.	18,073	898,409
#*LifePoint Hospitals, Inc.	6,445	193,221
*Ligand Pharmaceuticals, Inc. Class B	9,336	16,525
#*Lincare Holdings, Inc.	5,672	208,843
#*Luminex Corp.	4,334	58,639
#*Magellan Health Services, Inc.	3,665	144,694
#*MAKO Surgical Corp.	3,200	36,736
#*Mannkind Corp.	13,673	138,371
*Martek Biosciences Corp.	3,448	74,270
#*Masimo Corp.	5,690	157,954
*Matrixx Initiatives, Inc.	1,300	6,123
*Maxygen, Inc.	3,953	22,097
McKesson Corp.	27,810	1,635,784
#*MedAssets, Inc.	6,600	133,584
*MedCath Corp.	1,848	12,548
*Medco Health Solutions, Inc.	46,745	2,873,883
*Medical Action Industries, Inc.	2,396	32,514
*Medicines Co. (The)	1,500	12,435
#*MediciNova, Inc.	740	5,295
Medicis Pharmaceutical Corp. Class A	4,326	99,974
*Medivation, Inc.	3,240	107,860
*Mednax, Inc.	4,400	250,184
*MEDTOX Scientific, Inc.	977	8,129
Medtronic, Inc.	110,304	4,730,939
Merck & Co., Inc.	338,053	12,906,864
*Merge Healthcare, Inc.	5,633	14,646
Meridian Bioscience, Inc.	4,275	85,671
*Merit Medical Systems, Inc.	3,211	57,252
*Metabolix, Inc.	2,509	25,015
*Metropolitan Health Networks, Inc.	1,125	2,531
#*Mettler Toledo International, Inc.	3,245	316,290
*Micromet, Inc.	6,715	52,176
*Micrus Endovascular Corp.	1,300	21,814
*Millipore Corp.	5,817	401,198
#*Molecular Insight Pharmaceuticals, Inc.	3,450	4,830
*Molina Healthcare, Inc.	3,094	68,842
*Momenta Pharmaceuticals, Inc.	3,101	45,244
*MWI Veterinary Supply, Inc.	1,200	45,288
#*Mylan, Inc.	29,350	535,050
*Myriad Genetics, Inc.	8,600	202,100
*Myriad Pharmaceuticals, Inc.	3,247	15,163
*Nabi Biopharmaceuticals	6,490	31,541
*Nanosphere, Inc.	2,000	10,980
National Healthcare Corp.	1,784	65,508
National Research Corp.	200	4,022
*Natus Medical, Inc.	1,980	26,869
*Nektar Therapeutics	8,118	92,708
#*Neogen Corp.	2,925	62,156
*Neurocrine Biosciences, Inc.	2,000	4,700
*NovaMed, Inc.	3,861	15,946
*NPS Pharmaceuticals, Inc.	5,995	20,503
#*NuVasive, Inc.	3,900	107,640
*NxStage Medical, Inc.	5,192	42,107
*Obagi Medical Products, Inc.	2,655	28,462
*Odyssey Healthcare, Inc.	4,400	64,592
Omnicare, Inc.	10,140	253,500
*Omnicell, Inc.	2,600	31,148
*Oncothyreon, Inc.	2,700	13,203

1346

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Onyx Pharmaceuticals, Inc.	5,800	$166,808
#*Optimer Pharmaceuticals, Inc.	3,500	43,120
*OraSure Technologies, Inc.	6,438	32,963
#*Orexigen Therapeutics, Inc.	4,000	25,440
*Orthovita, Inc.	8,000	29,120
#*OSI Pharmaceuticals, Inc.	6,400	219,008
*Osiris Therapeutics, Inc.	3,300	26,367
*Osteotech, Inc.	1,415	4,783
Owens & Minor, Inc.	4,000	160,360
*Pain Therapeutics, Inc.	5,300	28,037
*Palomar Medical Technologies, Inc.	1,396	12,843
*Par Pharmaceutical Cos., Inc.	4,600	121,072
*Parexel International Corp.	5,425	104,920
#*Patterson Cos., Inc.	12,000	342,720
*PDI, Inc.	1,874	9,333
#PDL BioPharma, Inc.	11,616	74,342
*Penwest Pharmaceuticals Co.	3,600	9,360
PerkinElmer, Inc.	12,800	257,792
Perrigo Co.	9,276	410,741
Pfizer, Inc.	789,803	14,737,724
Pharmaceutical Products Development Service, Inc.	10,000	233,600
*Pharmasset, Inc.	3,200	66,880
#*PharmAthene, Inc.	1,400	2,786
#*PharMerica Corp.	2,600	42,328
*Phase Forward, Inc.	3,093	45,220
#*Poniard Pharmaceuticals, Inc.	2,809	4,494
*Pozen, Inc.	2,100	12,348
*Progenics Pharmaceuticals, Inc.	2,600	11,700
*Prospect Medical Holdings, Inc.	1,283	7,583
*Providence Service Corp.	2,200	28,248
#*PSS World Medical, Inc.	6,516	133,708
*Psychiatric Solutions, Inc.	5,300	116,865
*QuadraMed Corp.	680	5,705
#Quality Systems, Inc.	3,464	178,535
Quest Diagnostics, Inc.	18,434	1,026,221
#*Quidel Corp.	3,900	51,792
*Quigley Corp.	1,100	2,200
*Regeneration Technologies, Inc.	5,098	16,110
*Regeneron Pharmaceuticals, Inc.	7,500	199,950
*RehabCare Group, Inc.	2,500	72,650
*Repligen Corp.	3,600	12,420
*Res-Care, Inc.	3,700	33,337
#*ResMed, Inc.	7,200	368,208
#*Rigel Pharmaceuticals, Inc.	4,341	35,640
*Rochester Medical Corp.	1,592	19,263
*Rockwell Medical Technologies, Inc.	1,400	9,856
*Salix Pharmaceuticals, Ltd.	6,200	181,412
#*Sangamo BioSciences, Inc.	3,800	20,900
*Santarus, Inc.	4,400	20,812
*Savient Pharmaceuticals, Inc.	4,100	52,603
*Seattle Genetics, Inc.	9,820	101,342
*SenoRx, Inc.	800	5,960
#*Sequenom, Inc.	6,679	26,783
*Sirona Dental Systems, Inc.	5,800	186,586
*Skilled Healthcare Group, Inc.	2,400	15,696
*Somanetics Corp.	1,600	25,360
*SonoSite, Inc.	2,100	57,183
*Spectranetics Corp.	4,200	28,938
#*Spectrum Pharmaceuticals, Inc.	2,250	9,900
*St. Jude Medical, Inc.	33,055	1,247,165
#*Stereotaxis, Inc.	4,700	19,082

1347

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CONTINUED

	Shares	Value†
Health Care — (Continued)
#Steris Corp.	6,600	$172,128
*Strategic Diagnostics, Inc.	2,791	4,103
Stryker Corp.	38,250	1,985,940
*Sucampo Pharmaceuticals, Inc.	900	3,240
*Sun Healthcare Group, Inc.	4,100	35,834
*Sunrise Senior Living, Inc.	3,900	11,583
*SuperGen, Inc.	6,537	17,715
#*SurModics, Inc.	1,100	22,000
*Symmetry Medical, Inc.	3,300	29,436
*Synovis Life Technologies, Inc.	1,397	17,784
*Synta Pharmaceuticals Corp.	2,600	10,868
#*Targacept, Inc.	2,777	58,178
Techne Corp.	4,133	271,207
Teleflex, Inc.	4,020	229,783
*Tenet Healthcare Corp.	47,800	264,812
#*Theravance, Inc.	6,800	74,596
*Thermo Fisher Scientific, Inc.	41,696	1,924,270
#*Thoratec Corp.	6,400	181,440
*Tomotherapy, Inc.	6,900	27,945
*TranS1, Inc.	2,100	6,804
*Transcend Services, Inc.	800	15,008
*Transcept Pharmaceuticals, Inc.	133	1,023
#*Triple-S Management Corp.	2,900	48,111
*Trubion Pharmaceuticals, Inc.	800	3,048
*U.S. Physical Therapy, Inc.	902	14,125
#*United Therapeutics Corp.	5,000	297,850
UnitedHealth Group, Inc.	116,255	3,836,415
*Universal American Corp.	8,200	109,552
Universal Health Services, Inc.	10,200	297,432
Utah Medical Products, Inc.	276	7,745
*Valeant Pharmaceuticals International	7,965	266,589
*Vanda Pharmaceuticals, Inc.	2,400	24,024
#*Varian Medical Systems, Inc.	11,800	593,422
#*Varian, Inc.	2,800	144,368
*Vascular Solutions, Inc.	2,700	21,843
#*VCA Antech, Inc.	8,100	205,659
#*Vertex Pharmaceuticals, Inc.	17,800	683,520
*Vical, Inc.	6,258	17,648
*Viropharma, Inc.	7,500	74,100
*Virtual Radiologic Corp.	1,486	15,722
*Vital Images, Inc.	2,220	31,568
#*Vivus, Inc.	5,800	49,010
#*Volcano Corp.	6,070	120,247
*Warner Chilcott P.L.C.	7,753	211,889
#*Waters Corp.	9,400	535,612
*Watson Pharmaceuticals, Inc.	10,800	414,396
*WellCare Health Plans, Inc.	3,400	106,012
*WellPoint, Inc.	46,221	2,945,202
West Pharmaceutical Services, Inc.	3,695	134,239
#*Wright Medical Group, Inc.	3,195	57,127
*XenoPort, Inc.	1,700	31,416
Young Innovations, Inc.	1,000	22,990
*Zimmer Holdings, Inc.	21,780	1,226,650
*Zoll Medical Corp.	1,200	33,408
*Zymogenetics, Inc.	5,400	30,618

Total Health Care		154,124,216

Industrials — (10.3%)
*3D Systems Corp.	3,119	32,750
3M Co.	64,723	5,209,554
A.O. Smith Corp.	2,300	97,934

1348

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*A.T. Cross Co.	845	$3,802
AAON, Inc.	2,050	42,209
*AAR Corp.	4,715	109,247
ABM Industries, Inc.	5,978	116,093
*Acacia Technologies Group	3,410	30,588
*ACCO Brands Corp.	5,418	41,719
Aceto Corp.	1,500	7,920
Actuant Corp.	4,600	77,142
Acuity Brands, Inc.	4,282	153,210
Administaff, Inc.	3,000	68,520
*Advisory Board Co. (The)	2,500	80,725
#*Aecom Technology Corp.	10,600	285,882
*AeroVironment, Inc.	1,600	54,512
#*AGCO Corp.	8,600	265,826
Aircastle, Ltd.	11,300	107,463
#*AirTran Holdings, Inc.	5,406	26,057
Alamo Group, Inc.	789	14,163
*Alaska Air Group, Inc.	2,816	88,253
Albany International Corp.	2,000	39,780
Alexander & Baldwin, Inc.	3,730	119,173
#*Allegiant Travel Co.	2,100	107,520
#*Alliant Techsystems, Inc.	3,650	288,240
*Allied Defense Group, Inc.	700	5,047
*Amerco, Inc.	2,700	102,033
#*American Commercial Lines, Inc.	1,000	15,340
American Ecology Corp.	2,200	34,870
American Railcar Industries, Inc.	2,374	23,526
*American Reprographics Co.	5,000	35,150
American Science & Engineering, Inc.	1,100	85,404
#*American Superconductor Corp.	4,600	174,892
American Woodmark Corp.	1,214	24,474
Ameron International Corp.	1,000	69,030
Ametek, Inc.	10,500	382,620
Ampco-Pittsburgh Corp.	1,064	27,164
#*AMR Corp.	30,700	212,444
*APAC Customer Services, Inc.	6,100	31,598
Apogee Enterprises, Inc.	3,000	41,280
Applied Industrial Technologies, Inc.	4,975	108,455
Applied Signal Technologies, Inc.	1,500	26,685
*Argan, Inc.	1,600	22,720
*Argon ST, Inc.	2,139	54,245
Arkansas Best Corp.	3,000	67,620
*Armstrong World Industries, Inc.	6,000	218,580
#*Astec Industries, Inc.	2,360	58,740
*ATC Technology Corp.	2,100	45,927
*Atlas Air Worldwide Holdings, Inc.	1,827	66,996
Avery Dennison Corp.	7,401	240,606
*Avis Budget Group, Inc.	1,900	20,558
*AZZ, Inc.	1,630	49,030
B.F. Goodrich Co.	12,100	749,111
Badger Meter, Inc.	1,600	60,464
*Baker (Michael) Corp.	800	31,208
Baldor Electric Co.	5,200	128,336
Barnes Group, Inc.	5,809	93,176
Barrett Business Services, Inc.	1,861	23,839
*BE Aerospace, Inc.	9,300	208,599
*Beacon Roofing Supply, Inc.	5,790	97,272
Belden, Inc.	4,700	107,301
#*Blount International, Inc.	5,248	58,463
*BlueLinx Holdings, Inc.	3,154	8,957
Boeing Co.	72,650	4,402,590

1349

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CONTINUED

	Shares	Value†
Industrials — (Continued)
Bowne & Co., Inc.	2,923	$19,204
Brady Co. Class A	6,090	172,103
Briggs & Stratton Corp.	4,900	80,997
Brink’s Co. (The)	4,700	109,886
*BTU International, Inc.	600	3,210
Bucyrus International, Inc.	7,200	377,136
#*Builders FirstSource, Inc.	357	1,196
*C&D Technologies, Inc.	800	1,184
C.H. Robinson Worldwide, Inc.	16,400	928,732
#Carlisle Cos., Inc.	6,900	231,288
Cascade Corp.	1,095	31,700
*Casella Waste Systems, Inc.	925	4,024
Caterpillar, Inc.	64,009	3,343,830
#*CBIZ, Inc.	7,900	57,275
CDI Corp.	2,400	30,936
*Celadon Group, Inc.	2,769	27,192
#*Cenveo, Inc.	5,700	41,154
*Ceradyne, Inc.	2,710	52,953
*Chart Industries, Inc.	3,900	62,907
Chase Corp.	1,500	18,225
Cintas Corp.	13,630	342,249
CIRCOR International, Inc.	1,580	44,635
CLAROC, Inc.	4,900	158,662
#*Clean Harbors, Inc.	2,700	154,602
*Coleman Cable, Inc.	300	1,317
*Columbus McKinnon Corp.	2,000	27,160
Comfort Systems USA, Inc.	5,229	61,336
*Command Security Corp.	1,831	4,449
*COMSYS IT Partners, Inc.	1,740	21,994
*Consolidated Graphics, Inc.	700	23,625
#*Continental Airlines, Inc.	11,398	209,609
Con-way, Inc.	4,723	135,172
Cooper Industries P.L.C.	15,181	651,265
*Copart, Inc.	9,187	310,153
*Cornell Cos., Inc.	1,700	35,700
Corporate Executive Board Co.	3,488	80,712
*Corrections Corp. of America	11,900	222,649
#*CoStar Group, Inc.	2,156	87,059
Courier Corp.	1,460	20,411
#*Covanta Holding Corp.	16,535	289,362
*Covenant Transportation Group, Inc.	100	360
*CPI Aerostructures, Inc.	541	3,327
*CRA International, Inc.	1,100	28,545
Crane Co.	5,100	155,652
CSX Corp.	46,100	1,975,846
Cubic Corp.	3,035	118,517
Cummins, Inc.	19,600	885,136
Curtiss-Wright Corp.	4,800	146,688
Danaher Corp.	31,660	2,258,941
Deere & Co.	42,191	2,107,440
*Delta Air Lines, Inc.	73,962	904,555
Deluxe Corp.	5,100	94,911
Diamond Management & Technology Consultants, Inc.	2,700	19,980
*Dollar Thrifty Automotive Group, Inc.	2,400	58,464
Donaldson Co., Inc.	7,600	290,624
Dover Corp.	19,380	831,014
Ducommun, Inc.	1,500	26,970
Dun & Bradstreet Corp. (The)	5,291	417,830
*DXP Enterprises, Inc.	1,614	21,127
*Dycom Industries, Inc.	3,734	30,507
*Dynamex, Inc.	890	14,169

1350

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Dynamic Materials Corp.	900	$14,769
*DynCorp International, Inc. Class A	6,480	77,825
Eastern Co.	600	7,110
Eaton Corp.	16,720	1,023,933
*EMCOR Group, Inc.	6,800	163,608
Emerson Electric Co.	77,840	3,233,474
Encore Wire Corp.	2,625	52,526
#*Ener1, Inc.	12,646	51,090
#*Energy Conversion Devices, Inc.	3,300	30,063
*Energy Recovery, Inc.	2,000	12,220
EnergySolutions, Inc.	10,900	91,015
#*EnerNOC, Inc.	2,300	71,622
*EnerSys, Inc.	5,700	111,093
Ennis, Inc.	3,000	45,000
*EnPro Industries, Inc.	1,500	36,525
Equifax, Inc.	13,079	418,528
ESCO Technologies, Inc.	2,486	81,267
*Esterline Technologies Corp.	4,660	175,962
#*Evergreen Solar, Inc.	1,722	2,480
Expeditors International of Washington, Inc.	20,936	713,918
*Exponent, Inc.	1,900	51,129
#Fastenal Co.	14,900	618,052
Federal Signal Corp.	5,347	34,702
FedEx Corp.	31,043	2,432,219
#*First Solar, Inc.	7,350	832,755
*Flanders Corp.	3,983	13,901
Flowserve Corp.	5,800	522,986
Fluor Corp.	17,330	785,742
#Forward Air Corp.	3,046	71,977
Franklin Electric Co., Inc.	2,922	76,060
Freightcar America, Inc.	1,200	23,400
#*FTI Consulting, Inc.	5,469	226,690
*Fuel Tech, Inc.	1,700	12,461
#*FuelCell Energy, Inc.	5,374	15,155
*Furmanite Corp.	2,500	8,125
G & K Services, Inc. Class A	1,900	47,500
Gardner Denver Machinery, Inc.	6,000	239,100
GATX Corp.	4,600	120,612
#*Genco Shipping & Trading, Ltd.	2,800	53,648
*Gencor Industries, Inc.	400	2,780
*GenCorp, Inc.	8,470	47,432
#*General Cable Corp.	4,500	130,950
General Dynamics Corp.	38,859	2,597,724
General Electric Co.	1,070,423	17,212,402
*Genesee & Wyoming, Inc.	3,920	115,522
*GEO Group, Inc. (The)	5,545	102,582
*GeoEye, Inc.	1,926	49,440
*Gibraltar Industries, Inc.	3,140	43,772
Gorman-Rupp Co. (The)	1,563	37,871
*GP Strategies Corp.	1,842	13,631
Graco, Inc.	4,525	120,772
*Graftech International, Ltd.	12,200	153,232
Graham Corp.	1,800	28,584
Granite Construction, Inc.	4,300	132,784
Great Lakes Dredge & Dock Corp.	6,976	41,228
Greenbrier Cos., Inc.	1,200	9,780
*Griffon Corp.	5,806	68,569
*H&E Equipment Services, Inc.	3,900	41,379
Hardinge, Inc.	700	3,647
Harsco Corp.	7,288	216,891
*Hawaiian Holdings, Inc.	6,192	36,780

1351

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Healthcare Services Group, Inc.	5,270	$108,035
Heartland Express, Inc.	9,019	125,274
HEICO Corp.	1,200	51,036
HEICO Corp. Class A	1,925	64,950
Heidrick & Struggles International, Inc.	1,861	47,325
Herman Miller, Inc.	5,553	93,790
*Hertz Global Holdings, Inc.	41,900	434,084
#*Hexcel Corp.	8,270	90,970
*Hill International, Inc.	4,200	24,780
HNI Corp.	3,473	86,894
*Hoku Scientific, Inc.	1,382	3,400
Honeywell International, Inc.	73,930	2,856,655
Horizon Lines, Inc.	2,800	13,272
Houston Wire & Cable Co.	2,097	25,227
*Hub Group, Inc. Class A	3,214	77,490
Hubbell, Inc. Class B	5,742	247,251
*Hudson Highland Group, Inc.	500	2,045
*Hurco Cos., Inc.	883	14,799
*Huron Consulting Group, Inc.	1,650	39,336
*ICF International, Inc.	1,750	40,968
*ICT Group, Inc.	3,200	50,752
IDEX Corp.	8,975	253,274
*IHS, Inc.	6,654	342,282
*II-VI, Inc.	3,748	100,222
Illinois Tool Works, Inc.	50,398	2,196,849
Ingersoll-Rand P.L.C.	23,720	769,951
*InnerWorkings, Inc.	5,800	33,234
*Innovative Solutions & Support, Inc.	3,312	13,414
*Insituform Technologies, Inc. Class A	4,000	81,920
Insteel Industries, Inc.	2,000	19,760
#*Integrated Electrical Services, Inc.	1,807	9,288
Interface, Inc. Class A	5,100	41,361
*Interline Brands, Inc.	3,492	58,666
International Shipholding Corp.	933	25,713
*Intersections, Inc.	2,400	10,392
#*Iron Mountain, Inc.	20,632	471,648
ITT Industries, Inc.	18,000	869,580
J.B. Hunt Transport Services, Inc.	12,900	395,514
*Jacobs Engineering Group, Inc.	12,800	483,712
#*JetBlue Airways Corp.	26,500	130,910
John Bean Technologies Corp.	3,100	51,119
Joy Global, Inc.	10,425	476,840
*Kadant, Inc.	900	13,698
Kaman Corp. Class A	2,316	57,645
#*Kansas City Southern	9,500	282,150
Kaydon Corp.	3,790	123,895
KBR, Inc.	17,390	325,715
*Kelly Services, Inc. Class A	2,711	35,568
Kennametal, Inc.	7,000	171,360
*Key Technology, Inc.	844	12,170
*Kforce, Inc.	4,567	61,061
Kimball International, Inc. Class B	2,500	19,700
#*Kirby Corp.	5,750	186,530
#Knight Transportation, Inc.	8,406	152,149
Knoll, Inc.	4,500	50,670
*Korn/Ferry International	5,170	76,516
*K-Tron International, Inc.	315	46,847
L-3 Communications Holdings, Inc.	11,419	951,659
*LaBarge, Inc.	1,598	17,546
*Ladish Co., Inc.	2,000	30,900
Landstar System, Inc.	4,810	174,555

1352

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Layne Christensen Co.	1,700	$43,061
*LECG Corp.	2,849	8,120
Lennox International, Inc.	5,600	214,032
Lincoln Electric Holdings, Inc.	4,597	224,472
#Lindsay Corp.	1,000	40,240
*LMI Aerospace, Inc.	2,000	25,380
Lockheed Martin Corp.	35,600	2,652,912
LSI Industries, Inc.	2,400	14,304
*Lydall, Inc.	600	3,798
*M&F Worldwide Corp.	2,000	72,580
#Manitowoc Co., Inc. (The)	10,200	111,180
Manpower, Inc.	8,127	420,897
*Marten Transport, Ltd.	2,989	52,636
Masco Corp.	33,368	452,470
#*Mastec, Inc.	8,158	100,262
*McDermott International, Inc.	21,920	517,750
McGrath Rentcorp	2,686	56,594
*Metalico, Inc.	4,600	22,678
Met-Pro Corp.	1,935	18,131
*MFRI, Inc.	1,091	7,441
#*Microvision, Inc.	6,200	12,028
#*Middleby Corp.	2,000	90,120
*Miller Industries, Inc.	1,376	15,425
Mine Safety Appliances Co.	3,895	93,831
*Mobile Mini, Inc.	4,138	58,139
#*Monster Worldwide, Inc.	12,900	201,111
*Moog, Inc.	3,995	120,569
MSC Industrial Direct Co., Inc. Class A	4,600	198,674
Mueller Industries, Inc.	4,400	108,196
Mueller Water Products, Inc.	12,110	54,616
Multi-Color Corp.	1,486	17,371
NACCO Industries, Inc. Class A	533	28,686
National Technical Systems, Inc.	1,200	6,768
*Navigant Consulting, Inc.	4,323	58,620
*Navistar International Corp.	6,260	231,557
Nordson Corp.	3,485	197,042
Norfolk Southern Corp.	37,500	1,764,750
*North American Galvanizing & Coating, Inc.	2,666	13,490
Northrop Grumman Corp.	31,628	1,790,145
*Northwest Pipe Co.	1,100	26,312
#*Ocean Power Technologies, Inc.	300	1,809
*Old Dominion Freight Line, Inc.	4,050	111,375
Omega Flex, Inc.	1,444	15,292
*On Assignment, Inc.	4,296	29,986
*Orbital Sciences Corp.	6,400	101,184
*Orion Marine Group, Inc.	2,500	47,325
Oshkosh Truck Corp. Class B	9,100	328,237
Otter Tail Corp.	2,201	47,542
*Owens Corning, Inc.	11,159	287,121
*P.A.M. Transportation Services, Inc.	492	4,989
Paccar, Inc.	35,614	1,283,172
Pall Corp.	12,600	434,322
Parker Hannifin Corp.	16,140	902,387
*Park-Ohio Holdings Corp.	1,300	11,882
Pentair, Inc.	10,700	326,778
*Pike Electric Corp.	3,998	34,863
*Pinnacle Airlines Corp.	800	6,088
#Pitney Bowes, Inc.	19,738	412,919
*PMFG, Inc.	400	6,084
*Polypore International, Inc.	5,100	68,493
Portec Rail Products, Inc.	1,021	11,149

1353

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Powell Industries, Inc.	1,300	$37,973
*PowerSecure International, Inc.	2,600	17,108
Precision Castparts Corp.	14,508	1,526,967
*PRGX Global, Inc.	2,100	12,075
*Protection One, Inc.	3,076	26,607
*Quality Distribution, Inc.	2,800	11,284
Quanex Building Products Corp.	1,200	19,296
*Quanta Services, Inc.	19,413	353,705
*Quixote Corp.	100	636
R. R. Donnelley & Sons Co.	17,180	340,508
Raven Industries, Inc.	1,804	51,558
#Raytheon Co.	39,275	2,059,188
*RBC Bearings, Inc.	1,740	40,438
#Regal-Beloit Corp.	3,564	168,934
*Republic Airways Holdings, Inc.	1,900	9,291
Republic Services, Inc.	37,124	994,552
*Resources Connection, Inc.	3,900	69,654
Robbins & Myers, Inc.	3,100	68,882
#Robert Half International, Inc.	14,550	391,686
Rockwell Automation, Inc.	15,350	740,484
Rockwell Collins, Inc.	16,000	851,040
Rollins, Inc.	11,880	233,798
Roper Industries, Inc.	9,300	465,744
*RSC Holdings, Inc.	12,300	88,314
*Rush Enterprises, Inc. Class A	3,300	37,488
Ryder System, Inc.	5,850	212,940
*Saia, Inc.	1,550	18,600
Schawk, Inc.	2,653	34,171
#*School Specialty, Inc.	1,749	38,635
*Shaw Group, Inc.	8,600	277,694
SIFCO Industries, Inc.	100	1,257
Simpson Manufacturing Co., Inc.	4,779	117,850
SkyWest, Inc.	4,800	70,224
*SL Industries, Inc.	856	7,276
Southwest Airlines Co.	76,013	861,227
*Sparton Corp.	400	2,480
*Spherion Corp.	2,400	13,536
*Spire Corp.	1,300	5,733
#*Spirit AeroSystems Holdings, Inc. Class A	10,200	218,790
SPX Corp.	5,600	304,864
*Standard Parking Corp.	2,200	35,706
Standard Register Co.	1,800	9,576
Standex International Corp.	1,920	43,795
#*Stanley, Inc.	1,900	49,742
Steelcase, Inc. Class A.	4,600	32,568
*Stericycle, Inc.	8,600	455,198
*Sterling Construction Co., Inc.	1,200	22,824
Sun Hydraulics, Inc.	1,690	37,822
*SunPower Corp. Class A	600	12,234
*SunPower Corp. Class B	2,984	55,413
Superior Uniform Group, Inc.	162	1,654
#*Sykes Enterprises, Inc.	4,500	107,910
*Taser International, Inc.	5,800	32,712
*Team, Inc.	1,100	19,624
*Tecumseh Products Co. Class A.	900	9,972
*Teledyne Technologies, Inc.	3,500	130,410
Tennant Co.	2,300	55,039
#*Terex Corp.	9,500	185,725
#*Tetra Tech, Inc.	5,900	133,576
#Textainer Group Holdings, Ltd.	3,800	64,752
Textron, Inc.	19,100	373,023

1354

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Thomas & Betts Corp.	5,500	$185,680
Timken Co.	10,020	224,548
#Titan International, Inc.	3,075	23,862
#*Titan Machinery, Inc.	2,100	23,142
Todd Shipyards Corp.	700	10,472
Toro Co.	3,540	137,883
#Towers Watson & Co.	4,950	215,968
*Trailer Bridge, Inc.	1,126	5,957
TransDigm Group, Inc.	5,100	246,177
*TRC Cos., Inc.	3,000	8,070
Tredegar Industries, Inc.	3,454	55,886
*Trex Co., Inc.	1,800	27,756
*Trimas Corp.	4,700	27,824
Trinity Industries, Inc.	8,400	131,376
Triumph Group, Inc.	1,961	99,874
#*TrueBlue, Inc.	4,532	65,759
#*Tutor Perini Corp.	4,754	90,611
Twin Disc, Inc.	1,800	17,334
Tyco International, Ltd.	32,324	1,145,239
*U.S. Home Systems, Inc.	1,400	3,136
#*UAL Corp.	16,600	203,018
*Ultralife Corp.	2,100	8,064
Union Pacific Corp.	52,522	3,177,581
United Parcel Service, Inc.	67,450	3,896,586
#*United Rentals, Inc.	6,800	54,468
*United Stationers, Inc.	2,686	146,548
United Technologies Corp.	93,470	6,307,356
Universal Forest Products, Inc.	2,253	76,467
Universal Truckload Services, Inc.	2,099	35,347
*URS Corp.	8,903	399,567
#*US Airways Group, Inc.	15,083	80,091
*USA Truck, Inc.	1,545	19,081
#*USG Corp.	9,900	118,899
UTI Worldwide, Inc.	8,800	120,824
Valmont Industries, Inc.	2,600	180,596
*Versar, Inc.	1,500	4,755
Viad Corp.	1,350	26,636
*Vicor Corp.	4,135	35,809
Virco Manufacturing Corp.	1,718	6,065
*Volt Information Sciences, Inc.	2,100	19,509
VSE Corp.	800	40,536
W.W. Grainger, Inc.	7,300	724,744
Wabtec Corp.	4,860	186,284
*Waste Connections, Inc.	8,050	258,968
Waste Management, Inc.	49,092	1,573,399
*Waste Services, Inc.	5,100	46,308
Watsco, Inc. Class A	2,900	139,084
Watts Water Technologies, Inc.	3,070	88,815
*WCA Waste Corp.	2,800	11,480
#Werner Enterprises, Inc.	8,692	171,928
#*WESCO International, Inc.	4,462	123,687
*Willis Lease Finance Corp.	400	6,596
Woodward Governor Co.	6,200	157,666

Total Industrials		130,967,261

Information Technology — (17.5%)
*3Com Corp.	44,000	327,800
*3PAR, Inc.	6,700	64,789
#Accenture, Ltd.	62,230	2,550,808
*ACI Worldwide, Inc.	3,900	62,439
*Acme Packet, Inc.	6,500	67,275

1355

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Actel Corp.	2,800	$30,856
*ActivIdentity Corp.	6,106	13,922
*Activision Blizzard, Inc.	123,516	1,254,923
*Actuate Corp.	5,659	28,238
*Acxiom Corp.	11,119	171,010
*Adaptec, Inc.	10,595	32,209
*ADDvantage Technologies Group, Inc.	400	860
*Adobe Systems, Inc.	51,158	1,652,403
Adtran, Inc.	7,300	154,760
*Advanced Analogic Technologies, Inc.	5,128	17,128
*Advanced Energy Industries, Inc.	5,498	72,134
*Advanced Micro Devices, Inc.	70,548	526,288
*Advent Software, Inc.	3,400	128,350
*Affiliated Computer Services, Inc. Class A	9,182	564,877
*Agilent Technologies, Inc.	36,500	1,023,095
Agilysys, Inc.	2,000	16,800
#*Airvana, Inc.	8,500	64,345
#*Akamai Technologies, Inc.	18,000	444,600
#*Alliance Data Systems Corp.	6,300	374,598
Altera Corp.	31,010	661,133
*Amdocs, Ltd.	21,611	617,858
American Software, Inc. Class A	2,776	15,212
#*Amkor Technology, Inc.	15,300	87,057
Amphenol Corp.	17,400	693,216
*Anadigics, Inc.	8,617	31,194
Analog Devices, Inc.	28,400	765,664
*Anaren, Inc.	1,739	22,311
#*Anixter International, Inc.	3,900	162,552
#*Ansys, Inc.	9,236	386,619
*AOL, Inc.	11,162	267,553
*Apple, Inc.	88,360	16,975,723
Applied Materials, Inc.	131,079	1,596,542
*Applied Micro Circuits Corp.	8,159	59,805
*ArcSight, Inc.	3,300	78,375
*Ariba, Inc.	8,600	108,274
*Arris Group, Inc.	12,400	124,496
*Arrow Electronics, Inc.	12,374	325,065
*Art Technology Group, Inc.	11,640	52,147
*Aruba Networks, Inc.	8,900	92,471
#*Atheros Communications, Inc.	7,060	226,414
*Atmel Corp.	46,843	217,352
#*ATMI, Inc.	3,222	54,065
*Autodesk, Inc.	21,900	521,001
Automatic Data Processing, Inc.	50,647	2,065,891
*Aviat Networks, Inc.	6,079	43,708
*Avid Technology, Inc.	3,971	50,154
*Avnet, Inc.	15,383	406,727
AVX Corp.	19,987	237,446
*Aware, Inc.	2,752	7,018
Bel Fuse, Inc. Class B	1,298	24,623
*Benchmark Electronics, Inc.	7,392	134,682
*BigBand Networks, Inc.	6,604	20,737
Black Box Corp.	2,047	56,272
#Blackbaud, Inc.	3,996	89,111
*Blackboard, Inc.	2,900	114,289
*Blue Coat Systems, Inc.	3,500	86,275
*BMC Software, Inc.	18,095	699,191
*Bottomline Technologies, Inc.	2,019	34,929
*Brightpoint, Inc.	7,278	42,504
#*Broadcom Corp.	41,050	1,096,856
Broadridge Financial Solutions, Inc.	14,230	309,076

1356

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Brocade Communications Systems, Inc.	40,529	$278,434
*Brooks Automation, Inc.	4,641	38,706
CA, Inc.	51,030	1,124,701
*Cabot Microelectronics Corp.	2,700	94,905
#*CACI International, Inc. Class A	3,035	145,589
*Cadence Design Systems, Inc.	26,000	151,060
*CalAmp Corp.	2,761	8,007
*Callidus Software, Inc.	3,480	11,136
*Cascade Microtech, Inc.	1,242	5,378
Cass Information Systems, Inc.	1,300	39,130
*Cavium Networks, Inc.	3,724	80,476
*CEVA, Inc.	2,500	29,725
*Checkpoint Systems, Inc.	4,385	70,335
*Chordiant Software, Inc.	4,958	18,345
*Ciber, Inc.	5,000	16,150
#*Ciena Corp.	9,843	125,498
*Cirrus Logic, Inc.	7,408	50,523
*Cisco Sytems, Inc.	568,800	12,780,936
*Citrix Systems, Inc.	18,500	768,675
*Cogent, Inc.	10,960	113,217
Cognex Corp.	3,680	60,242
*Cognizant Technology Solutions Corp.	27,190	1,187,115
Cohu, Inc.	1,500	19,425
#*CommScope, Inc.	7,600	206,796
Communications Systems, Inc.	1,155	13,756
*CommVault Systems, Inc.	4,405	93,342
*Compellent Technologies, Inc.	1,800	35,784
*Computer Sciences Corp.	16,200	831,060
*Computer Task Group, Inc.	400	2,820
*Compuware Corp.	25,129	190,729
*comScore, Inc.	3,175	43,085
*Comtech Telecommunications Corp.	2,516	88,966
*Comverge, Inc.	2,600	25,532
#*Concur Technologies, Inc.	5,100	202,215
#*Constant Contact, Inc.	2,570	45,335
*Convergys Corp.	13,000	139,100
Corning, Inc.	149,324	2,699,778
*CPI International, Inc.	2,100	23,520
*Cray, Inc.	4,250	20,060
*Cree, Inc.	9,450	528,349
*CSG Systems International, Inc.	3,600	69,876
CTS Corp.	800	6,088
*CyberOptics Corp.	1,199	8,705
#*CyberSource Corp.	7,888	142,615
*Cymer, Inc.	3,000	94,110
*Cypress Semiconductor Corp.	16,538	166,207
Daktronics, Inc.	3,790	29,600
*Datalink Corp.	2,266	10,378
*DDi Corp.	2,858	12,318
#*DealerTrack Holdings, Inc.	5,679	102,052
*Dell, Inc.	191,171	2,466,106
*Deltek, Inc.	5,000	37,100
#*DemandTec, Inc.	2,562	15,218
*DG FastChannel, Inc.	2,800	76,300
*Dice Holdings, Inc.	4,800	27,408
Diebold, Inc.	5,900	156,763
*Digi International, Inc.	2,040	19,584
*Digimarc Corp.	922	14,485
#*Digital River, Inc.	3,500	87,955
*Diodes, Inc.	3,050	50,874
*DivX, Inc.	3,993	22,441

1357

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dolby Laboratories, Inc.	5,760	$289,901
*Double-Take Software, Inc.	1,500	15,315
*DSP Group, Inc.	3,285	22,634
*DST Systems, Inc.	5,200	235,716
#*DTS, Inc.	2,000	56,600
*Dynamics Research Corp.	1,200	13,464
EarthLink, Inc.	11,100	90,021
*eBay, Inc.	121,940	2,807,059
#*Ebix, Inc.	4,821	69,808
#*Echelon Corp.	4,566	38,765
*EchoStar Corp.	4,501	86,419
*Edgewater Technology, Inc.	1,000	3,000
Electro Rent Corp.	2,590	30,277
*Electro Scientific Industries, Inc.	1,924	21,568
*Electronic Arts, Inc.	24,680	401,790
*Electronics for Imaging, Inc.	5,985	69,366
*eLoyalty Corp.	1,000	6,180
*EMC Corp.	221,363	3,690,121
*EMS Technologies, Inc.	2,478	31,768
*Emulex Corp.	5,100	57,324
*Epicor Software Corp.	9,000	69,030
#*EPIQ Systems, Inc.	5,558	66,418
*ePlus, Inc.	1,000	15,720
#*Equinix, Inc.	4,030	387,807
*Euronet Worldwide, Inc.	5,430	110,881
*Exar Corp.	100	703
*ExlService Holdings, Inc.	2,510	45,556
*F5 Networks, Inc.	8,150	402,854
FactSet Research Systems, Inc.	4,950	311,850
#Fair Isaac Corp.	5,166	113,290
*Fairchild Semiconductor Corp. Class A	12,759	114,576
*FalconStor Software, Inc.	5,118	17,708
*Faro Technologies, Inc.	2,400	43,368
#*FEI Co.	5,430	112,944
Fidelity National Information Services, Inc.	36,707	864,817
*Fiserv, Inc.	15,200	684,608
*FLIR Systems, Inc.	16,200	479,196
#*FormFactor, Inc.	6,406	99,101
*Forrester Research, Inc.	2,450	66,370
*Frequency Electronics, Inc.	798	3,974
*Gartner Group, Inc.	9,400	201,160
*Gerber Scientific, Inc.	2,901	14,215
*Global Cash Access, Inc.	9,450	76,545
Global Payments, Inc.	8,401	373,844
*Globecomm Systems, Inc.	2,474	17,986
*Google, Inc.	23,837	12,619,785
*GSE Systems, Inc.	1,745	9,126
*GSI Commerce, Inc.	6,646	151,263
*GSI Technology, Inc.	3,200	14,272
*GTSI Corp.	200	1,092
*Guidance Software, Inc.	407	2,157
*Hackett Group, Inc.	5,500	12,760
*Harmonic, Inc.	9,800	59,486
Harris Corp.	12,440	533,925
Heartland Payment Systems, Inc.	3,256	46,463
*Hewitt Associates, Inc. Class A	10,036	396,221
Hewlett-Packard Co.	242,700	11,423,889
*Hittite Microwave Corp.	2,787	103,621
*Hutchinson Technology, Inc.	1,900	12,787
*I.D. Systems, Inc.	2,203	6,323
*IAC/InterActiveCorp.	17,600	353,408

1358

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*ICx Technologies, Inc.	2,581	$17,706
iGATE Corp.	5,402	54,560
*Imation Corp.	2,440	21,814
Imergent, Inc.	1,526	8,698
*Immersion Corp.	2,800	12,404
*Infinera Corp.	10,000	68,500
*infoGROUP, Inc.	6,344	48,912
#*Informatica Corp.	9,800	232,162
*InfoSpace, Inc.	2,980	27,625
*Ingram Micro, Inc.	16,870	285,103
*Innodata Isogen, Inc.	4,054	20,919
*Insight Enterprises, Inc.	4,020	46,270
#*Integral Systems, Inc.	2,600	19,292
*Integrated Device Technology, Inc.	15,566	88,259
*Integrated Silicon Solution, Inc.	3,810	21,984
Intel Corp.	550,370	10,677,178
*Interactive Intelligence, Inc.	1,900	32,870
#*InterDigital, Inc.	4,300	106,597
*Intermec, Inc.	4,663	61,878
*Internap Network Services Corp.	4,500	20,025
International Business Machines Corp.	134,903	16,510,778
*International Rectifier Corp.	6,998	126,244
*Internet Brands, Inc.	5,000	39,150
*Internet Capital Group, Inc.	3,900	24,297
*Interphase Corp.	590	1,564
Intersil Corp.	11,140	150,056
*Intevac, Inc.	2,384	33,924
*IntriCon Corp.	800	2,400
#*Intuit, Inc.	30,430	901,032
#*IPG Photonics Corp.	4,600	66,240
*Isilon Systems, Inc.	5,504	34,070
*Iteris, Inc.	1,900	2,565
#*Itron, Inc.	4,100	252,314
*Ixia	5,379	39,912
*IXYS Corp.	3,900	27,144
#*j2 Global Communications, Inc.	4,783	98,243
Jabil Circuit, Inc.	21,112	305,702
Jack Henry & Associates, Inc.	8,590	188,636
*JDA Software Group, Inc.	4,964	130,103
*JDS Uniphase Corp.	18,500	145,410
*Juniper Networks, Inc.	54,080	1,342,806
Keithley Instruments, Inc.	578	3,139
Keynote Systems, Inc.	2,200	21,274
#KLA-Tencor Corp.	20,080	566,256
*Knot, Inc. (The)	4,484	41,029
*Kopin Corp.	8,696	35,741
*Kulicke & Soffa Industries, Inc.	5,900	27,199
*KVH Industries, Inc.	2,000	26,000
*L-1 Identity Solutions, Inc.	8,600	64,414
#*Lam Research Corp.	13,100	432,431
*LaserCard Corp.	1,299	8,002
*Lattice Semiconductor Corp.	8,400	21,756
#*Lawson Software, Inc.	18,902	114,546
Lender Processing Services, Inc.	10,111	391,902
#*Lexmark International, Inc.	6,634	171,091
*Limelight Networks, Inc.	11,900	41,650
Linear Technology Corp.	20,200	527,220
*Liquidity Services, Inc.	2,738	28,941
*Littlefuse, Inc.	1,700	51,102
*LoJack Corp.	2,400	10,272
#*LoopNet, Inc.	3,256	30,541

1359

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Loral Space & Communications, Inc.	2,374	$67,588
*LSI Corp.	64,644	322,574
*Magma Design Automation, Inc.	2,400	5,784
#*Manhattan Associates, Inc.	2,194	46,008
*ManTech International Corp. Class A	2,440	116,900
Marchex, Inc. Class B	2,983	16,377
#MasterCard, Inc. Class A	10,840	2,708,916
#Maxim Integrated Products, Inc.	29,360	513,213
Maximus, Inc.	1,900	90,934
*Maxwell Technologies, Inc.	2,670	38,982
*McAfee, Inc.	17,128	645,726
*Measurement Specialties, Inc.	500	5,960
*MEMC Electronic Materials, Inc.	18,320	230,466
*Mentor Graphics Corp.	9,800	78,596
*Mercury Computer Systems, Inc.	2,500	29,850
Mesa Laboratories, Inc.	300	7,977
Methode Electronics, Inc.	4,169	45,817
Micrel, Inc.	9,400	70,218
#Microchip Technology, Inc.	17,860	460,967
*Micron Technology, Inc.	81,774	713,069
*MICROS Systems, Inc.	8,600	245,788
*Microsemi Corp.	7,000	104,580
Microsoft Corp.	838,660	23,633,439
*MicroStrategy, Inc.	700	65,604
*MIPS Technologies, Inc.	5,600	21,616
Mocon, Inc.	535	5,238
*ModusLink Global Solutions, Inc.	5,100	51,765
Molex, Inc. Class A	7,690	135,575
*MoneyGram International, Inc.	2,973	8,919
#*Monolithic Power Systems, Inc.	4,520	93,202
*Monotype Imaging Holdings, Inc.	4,300	38,829
*MoSys, Inc.	3,000	13,470
*Motorola, Inc.	225,150	1,384,672
*Move, Inc.	3,325	5,819
MTS Systems Corp.	1,900	48,887
*Multi-Fineline Electronix, Inc.	2,568	61,298
National Instruments Corp.	6,970	204,848
#National Semiconductor Corp.	23,300	308,958
#*NCI, Inc.	1,200	35,760
*NCR Corp.	11,970	143,281
*NetApp, Inc.	33,460	974,690
*NETGEAR, Inc.	3,800	78,432
*NetLogic Microsystems, Inc.	2,400	98,304
*NetScout Systems, Inc.	4,708	66,100
*NetSuite, Inc.	5,000	78,950
*Network Equipment Technologies, Inc.	2,600	11,674
*NeuStar, Inc.	6,500	145,990
*Newport Corp.	2,670	22,722
NIC, Inc.	5,368	45,521
*Novatel Wireless, Inc.	4,993	37,348
#*Novell, Inc.	34,000	151,980
#*Novellus Systems, Inc.	8,782	183,544
*Nu Horizons Electronics Corp.	1,300	5,330
#*Nuance Communications, Inc.	26,930	404,489
*NumereX Corp. Class A	700	3,129
#*Nvidia Corp.	54,400	837,216
*Occam Networks, Inc.	2,971	15,568
*OmniVision Technologies, Inc.	5,200	67,080
*ON Semiconductor Corp.	40,765	293,916
*Online Resources Corp.	4,610	22,266
*Onvia, Inc.	389	2,812

1360

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Oplink Communications, Inc.	1,500	$22,275
OPNET Technologies, Inc.	3,284	38,587
*Opnext, Inc.	4,784	9,042
*Optical Cable Corp.	1,500	5,370
Oracle Corp.	487,451	11,240,620
*OSI Systems, Inc.	2,528	66,916
*Palm, Inc.	16,525	171,695
*PAR Technology Corp.	1,750	10,132
*Parametric Technology Corp.	11,060	183,154
Park Electrochemical Corp.	2,544	66,780
#*ParkerVision, Inc.	2,900	4,640
Paychex, Inc.	35,850	1,039,292
*PC Connection, Inc.	1,900	12,160
*PC Mall, Inc.	2,400	12,264
*PC-Tel, Inc.	2,700	15,687
*PDF Solutions, Inc.	2,729	10,807
Pegasystems, Inc.	5,276	175,427
*Perficient, Inc.	2,900	28,159
*Performance Technologies, Inc.	1,357	3,827
*Pericom Semiconductor Corp.	2,935	25,828
*Pervasive Software, Inc.	2,700	13,824
*Phoenix Technologies, Ltd.	3,700	11,655
*Photronics, Inc.	4,200	16,170
Plantronics, Inc.	3,799	100,370
*PLATO Learning, Inc.	1,763	7,264
*Plexus Corp.	4,363	148,386
*PLX Technology, Inc.	3,500	15,540
*PMC-Sierra, Inc.	21,900	174,105
#*Polycom, Inc.	8,600	192,898
Power Integrations, Inc.	2,500	78,025
*Presstek, Inc.	266	753
—*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	126,585
*PROS Holdings, Inc.	1,999	15,892
QAD, Inc.	5,238	28,704
#*QLogic Corp.	13,400	230,346
QUALCOMM, Inc.	162,070	6,351,523
Qualstar Corp.	300	663
*Quantum Corp.	6,600	16,896
*Quest Software, Inc.	8,528	146,852
*Radiant Systems, Inc.	3,908	45,137
*RadiSys Corp.	2,460	18,475
#*Rambus, Inc.	10,284	225,631
*RealNetworks, Inc.	12,200	51,484
#*Red Hat, Inc.	18,550	504,931
Renaissance Learning, Inc.	3,378	44,961
*RF Micro Devices, Inc.	25,500	98,175
Richardson Electronics, Ltd.	2,200	16,874
*RightNow Technologies, Inc.	2,400	38,376
*Rimage Corp.	1,691	25,213
*Riverbed Technology, Inc.	7,600	170,392
*Rofin-Sinar Technologies, Inc.	3,700	80,993
*Rogers Corp.	1,286	30,787
#*Rovi Corp.	10,313	297,736
*Rubicon Technology, Inc.	1,800	28,404
*Rudolph Technologies, Inc.	2,537	15,907
*S1 Corp.	7,390	44,192
*Saba Software, Inc.	3,400	16,456
#*SAIC, Inc.	24,400	447,252
*Salary.com, Inc.	2,400	5,376
#*Salesforce.com, Inc.	11,850	753,068

1361

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CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sandisk Corp.	21,920	$557,206
*Sapient Corp.	13,000	100,750
*SAVVIS, Inc.	5,160	81,218
*ScanSource, Inc.	2,584	73,024
*Scientific Learning Corp.	187	1,047
*SCM Microsystems, Inc.	1,092	2,239
*SeaChange International, Inc.	4,800	31,056
*Seagate Technology LLC	48,780	816,089
*Semtech Corp.	7,320	109,654
*ShoreTel, Inc.	4,940	26,231
#*Sigma Designs, Inc.	2,500	27,775
*Silicon Graphics International Corp.	2,152	17,238
*Silicon Image, Inc.	5,600	13,496
#*Silicon Laboratories, Inc.	4,820	203,597
*Silicon Storage Technology, Inc.	11,000	29,370
#*Skyworks Solutions, Inc.	18,521	235,031
*Smart Modular Technologies (WWH), Inc.	4,400	26,752
*Smith Micro Software, Inc.	3,600	27,900
Solera Holdings, Inc.	6,892	228,194
#*Sonic Solutions, Inc.	1,207	10,332
*SonicWALL, Inc.	7,100	54,102
*Sourcefire, Inc.	2,700	56,295
*Spark Networks, Inc.	3,300	9,768
*Spectrum Control, Inc.	2,000	20,640
*SRA International, Inc.	6,160	106,075
*SRS Labs, Inc.	2,843	19,759
*Standard Microsystems Corp.	2,342	46,723
*StarTek, Inc.	2,385	17,649
#*STEC, Inc.	5,527	77,489
#*Stratasys, Inc.	2,463	56,649
*SuccessFactors, Inc.	7,084	115,469
*Super Micro Computer, Inc.	1,989	24,604
*Supertex, Inc.	1,500	35,925
*Support.com, Inc.	4,350	10,788
*Switch & Data Facilities Co., Inc.	3,549	64,876
#*Sybase, Inc.	8,300	337,561
Sycamore Networks, Inc.	3,928	76,164
*Symantec Corp.	80,115	1,357,949
*Symmetricom, Inc.	5,609	28,606
*Symyx Technologies, Inc.	5,200	25,688
#*Synaptics, Inc.	3,300	83,523
*Synchronoss Technologies, Inc.	3,200	53,632
*SYNNEX Corp.	3,320	87,880
#*Synopsys, Inc.	15,629	332,429
Syntel, Inc.	5,100	171,462
#*Take-Two Interactive Software, Inc.	2,800	25,984
*Taleo Corp. Class A	2,973	60,382
*Tech Data Corp.	5,300	215,975
Technitrol, Inc.	4,200	18,816
*TechTarget, Inc.	2,981	15,799
*TechTeam Global, Inc.	1,479	10,885
*Techwell, Inc.	1,671	18,064
#*Tekelec	8,300	124,334
#*TeleCommunication Systems, Inc.	4,200	36,792
*TeleTech Holdings, Inc.	6,000	114,240
*Tellabs, Inc.	46,263	297,471
*Teradata Corp.	17,185	480,664
#*Teradyne, Inc.	14,500	135,430
#*Terremark Worldwide, Inc.	8,900	72,802
Tessco Technologies, Inc.	876	16,337
*Tessera Technologies, Inc.	2,400	41,208

1362

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Texas Instruments, Inc.	124,530	$2,801,925
#*THQ, Inc.	7,619	38,400
*TIBCO Software, Inc.	20,000	179,200
*Tier Technologies, Inc. Class B	2,100	16,170
#*TiVo, Inc.	11,800	106,436
*TNS, Inc.	2,000	45,800
*Tollgrade Communications, Inc.	1,200	7,464
#Total System Services, Inc.	18,883	270,216
*Travelzoo, Inc.	1,041	11,170
*Trimble Navigation, Ltd.	11,747	268,889
*Triquint Semiconductor, Inc.	17,700	106,200
*TTM Technologies, Inc.	4,100	42,435
#*Tyler Technologies, Inc.	4,000	74,920
#*Ultimate Software Group, Inc.	2,396	71,640
*Ultratech, Inc.	2,881	39,297
*Unica Corp.	2,600	20,592
*Unisys Corp.	1,000	28,890
United Online, Inc.	9,350	59,092
#*Universal Display Corp.	4,458	50,242
*UTStarcom, Inc.	9,600	20,736
*ValueClick, Inc.	8,200	75,850
*Varian Semiconductor Equipment Associates, Inc.	7,197	211,088
#*Veeco Instruments, Inc.	3,300	105,006
#*VeriFone Holdings, Inc.	6,500	115,635
*VeriSign, Inc.	19,032	436,023
*Viasat, Inc.	3,700	101,121
*Vicon Industries, Inc.	900	4,896
*Video Display Corp.	1,359	5,137
*Virage Logic Corp.	1,005	5,598
*Virnetx Holding Corp.	3,500	10,570
*Virtusa Corp.	3,400	30,294
Visa, Inc.	55,000	4,511,650
*Vishay Intertechnology, Inc.	15,042	113,417
*VistaPrint NV	4,200	235,242
*VMware, Inc. Class A	9,557	433,983
*Vocus, Inc.	1,300	20,956
*Volterra Semiconductor Corp.	1,900	37,031
Wayside Technology Group, Inc.	252	2,049
*Web.com Group, Inc.	2,905	16,210
*Websense, Inc.	5,331	98,783
*Western Digital Corp.	23,200	881,368
Western Union Co.	68,227	1,264,929
*Wireless Ronin Technologies, Inc.	1,601	4,995
*Wright Express Corp.	3,640	106,870
Xerox Corp.	79,730	695,246
Xilinx, Inc.	28,030	660,947
*X-Rite, Inc.	500	1,245
*Yahoo!, Inc.	85,400	1,281,854
*Zebra Technologies Corp. Class A	5,280	137,808
*ZiLOG, Inc.	2,600	9,256
*Zoran Corp.	7,489	82,154
*Zygo Corp.	165	1,747

Total Information Technology		222,405,975

Materials — (3.8%)
A. Schulman, Inc.	3,300	74,316
A.M. Castle & Co.	1,388	13,464
*AEP Industries, Inc.	800	27,928
Air Products & Chemicals, Inc.	20,401	1,549,660
Airgas, Inc.	8,600	363,436
AK Steel Holding Corp.	10,900	221,706

1363

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Albemarle Corp.	8,800	$314,336
Alcoa, Inc.	98,038	1,248,024
Allegheny Technologies, Inc.	9,721	397,103
#AMCOL International Corp.	2,861	71,897
*American Pacific Corp.	300	2,160
American Vanguard Corp.	2,950	22,390
AptarGroup, Inc.	7,700	273,196
*Arabian American Development Co.	700	1,645
Arch Chemicals, Inc.	2,400	67,104
Ashland, Inc.	7,707	311,440
Balchem Corp.	3,412	66,168
#Ball Corp.	9,721	493,730
Bemis Co., Inc.	9,991	280,347
*Brush Engineered Materials, Inc.	2,140	38,456
*Buckeye Technologies, Inc.	3,300	37,752
*BWAY Holding Co.	3,900	66,534
Cabot Corp.	5,800	149,524
#*Calgon Carbon Corp.	5,700	76,323
Carpenter Technology Corp.	4,100	109,880
Celanese Corp. Class A	13,500	392,850
CF Industries Holdings, Inc.	5,947	552,238
Cliffs Natural Resources, Inc.	12,600	503,370
#*Coeur d’Alene Mines Corp.	6,300	88,326
Commercial Metals Co.	10,600	145,644
Compass Minerals International, Inc.	2,800	176,512
*Core Molding Technologies, Inc.	389	1,163
*Crown Holdings, Inc.	15,700	373,817
Cytec Industries, Inc.	5,200	194,012
Deltic Timber Corp.	1,300	58,383
*Domtar Corp.	2,700	131,139
Dow Chemical Co.	117,025	3,170,207
E.I. du Pont de Nemours & Co.	74,870	2,441,511
Eagle Materials, Inc.	4,719	107,640
Eastman Chemical Co.	6,600	373,098
#Ecolab, Inc.	23,025	1,010,798
Ferro Corp.	2,000	15,520
FMC Corp.	7,000	356,580
*Freeport-McMoRan Copper & Gold, Inc. Class B	44,180	2,946,364
Friedman Industries, Inc.	1,199	6,594
*General Moly, Inc.	6,400	15,040
*Graphic Packaging Holding Co.	7,200	24,336
Greif, Inc. Class A	2,500	120,900
H.B. Fuller Co.	4,800	96,096
Hawkins, Inc.	888	18,311
Haynes International, Inc.	1,800	52,722
*Headwaters, Inc.	7,000	38,430
#*Hecla Mining Co.	24,200	110,352
*Horsehead Holding Corp.	3,700	36,260
Huntsman Corp.	24,500	298,655
ICO, Inc.	1,200	9,264
Innophos Holdings, Inc.	2,500	48,900
*Innospec, Inc.	1,700	16,575
International Flavors & Fragrances, Inc.	7,230	287,537
International Paper Co.	44,300	1,014,913
*Intrepid Potash, Inc.	4,400	107,756
Kaiser Aluminum Corp.	1,600	56,240
*KapStone Paper & Packaging Corp.	1,000	9,240
KMG Chemicals, Inc.	1,500	20,625
Koppers Holdings, Inc.	1,700	47,464
*Kronos Worldwide, Inc.	5,583	81,568
*Landec Corp.	3,992	25,349

1364

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CONTINUED

	Shares	Value†
Materials — (Continued)
#*Louisiana-Pacific Corp.	11,400	$81,054
*LSB Industries, Inc.	1,900	24,985
Lubrizol Corp.	7,800	574,782
Martin Marietta Materials, Inc.	4,500	356,310
MeadWestavco Corp.	18,410	443,129
Minerals Technologies, Inc.	1,600	76,480
#*Mines Management, Inc.	1,170	2,995
Monsanto Co.	50,970	3,867,604
Mosaic Co. (The)	40,760	2,181,068
Myers Industries, Inc.	3,866	35,335
Nalco Holding Co.	12,433	293,170
NewMarket Corp.	1,989	179,448
Newmont Mining Corp.	48,060	2,059,852
NL Industries, Inc.	5,704	38,673
*Northern Technologies International Corp.	300	3,099
Nucor Corp.	31,180	1,272,144
Olin Corp.	8,155	134,558
Olympic Steel, Inc.	1,600	44,384
*OM Group, Inc.	3,200	104,384
*Omnova Solutions, Inc.	3,300	18,678
*Owens-Illinois, Inc.	17,600	479,072
P.H. Glatfelter Co.	5,000	69,000
Packaging Corp. of America	10,100	222,705
*Pactiv Corp.	13,900	313,445
Penford Corp.	1,928	19,781
*PolyOne Corp.	12,400	92,380
PPG Industries, Inc.	16,835	987,878
Praxair, Inc.	30,800	2,319,856
Quaker Chemical Corp.	900	15,741
*Ready Mix, Inc.	600	1,740
Reliance Steel & Aluminum Co.	7,700	313,698
Rock-Tenn Co. Class A	4,012	171,272
*Rockwood Holdings, Inc.	7,780	170,460
Royal Gold, Inc.	4,600	196,052
RPM International, Inc.	14,000	261,800
*RTI International Metals, Inc.	2,100	51,975
Schnitzer Steel Industries, Inc. Class A	2,724	110,322
Schweitzer-Maudoit International, Inc.	2,340	176,062
Scotts Miracle-Gro Co. Class A (The)	6,660	264,402
Sealed Air Corp.	14,860	294,822
*Senomyx, Inc.	3,301	12,907
Sensient Technologies Corp.	6,202	160,942
#Sigma-Aldrich Corp.	12,400	593,340
Silgan Holdings, Inc.	3,800	197,030
*Solitario Exploration & Royalty Corp.	400	940
*Solutia, Inc.	10,600	145,750
Sonoco Products Co.	10,972	304,583
#Southern Copper Corp.	83,000	2,210,290
Spartech Corp.	2,300	23,207
Steel Dynamics, Inc.	21,700	329,406
Stepan Co.	1,391	81,346
#*Stillwater Mining Co.	9,500	95,475
Synalloy Corp.	1,037	8,265
Temple-Inland, Inc.	11,100	192,807
Terra Industries, Inc.	9,200	290,720
#Texas Industries, Inc.	3,200	108,608
#*Titanium Metals Corp.	18,817	218,842
*U.S. Gold Corp.	8,900	19,847
*United States Lime & Minerals, Inc.	804	31,718
United States Steel Corp.	14,700	653,121
*Universal Stainless & Alloy Products, Inc.	300	5,469

1365

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CONTINUED

	Shares	Value†
Materials — (Continued)
Valhi, Inc.	9,794	$157,194
Valspar Corp.	10,400	275,392
Vulcan Materials Co.	10,183	449,987
Walter Energy, Inc.	5,000	324,600
Wausau Paper Corp.	5,223	46,067
Westlake Chemical Corp.	6,200	127,286
Weyerhaeuser Co.	13,241	528,316
Worthington Industries, Inc.	3,400	49,198
*WR Grace & Co.	7,500	179,100
Zep, Inc.	2,526	55,875
*Zoltek Cos., Inc.	3,087	25,776

Total Materials		48,088,817

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	700	—
—*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.5%)
*AboveNet, Inc.	500	29,320
Alaska Communications Systems Group, Inc.	4,500	36,675
*American Tower Corp.	39,404	1,672,700
*Arbinet Corp.	2,900	6,467
AT&T, Inc.	580,280	14,715,901
Atlantic Tele-Network, Inc.	1,473	71,337
#*Cbeyond, Inc.	2,162	26,939
CenturyTel, Inc.	29,411	1,000,268
*Cincinnati Bell, Inc.	27,800	80,898
*Cogent Communications Group, Inc.	4,400	48,048
Consolidated Communications Holdings, Inc.	3,313	56,752
*Crown Castle International Corp.	27,100	1,001,074
#Frontier Communications Corp.	30,100	229,061
*General Communications, Inc. Class A	4,600	27,278
*Global Crossing, Ltd.	5,800	81,026
HickoryTech Corp.	2,200	18,700
*IDT Corp. Class B	1,000	4,450
Iowa Telecommunications Services, Inc.	2,200	35,992
#*Leap Wireless International, Inc.	7,825	103,212
*MetroPCS Communications, Inc.	11,710	65,927
#*Neutral Tandem, Inc.	2,700	41,742
*NII Holdings, Inc.	16,052	525,542
NTELOS Holdings Corp.	4,000	65,000
*PAETEC Holding Corp.	13,200	41,844
*Premiere Global Services, Inc.	5,500	44,440
Qwest Communications International, Inc.	166,260	699,955
*SBA Communications Corp.	12,000	397,080
Shenandoah Telecommunications Co.	3,100	53,320
#*Sprint Nextel Corp.	119,466	391,848
*SureWest Communications	2,098	18,777
*Syniverse Holdings, Inc.	7,480	125,739
Telephone & Data Systems, Inc.	5,600	176,680
Telephone & Data Systems, Inc. Special Shares	5,600	159,152
*tw telecom, inc.	12,300	189,543
*United States Cellular Corp.	4,856	177,584
*USA Mobility, Inc.	3,500	36,365
Verizon Communications, Inc.	288,075	8,475,166
#Windstream Corp.	43,817	451,753
*Xeta Corp.	1,100	3,377

Total Telecommunication Services		31,386,932

1366

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (3.4%)
*AES Corp.	68,393	$863,804
AGL Resources, Inc.	7,400	261,146
Allegheny Energy, Inc.	16,900	354,055
ALLETE, Inc.	2,600	81,380
Alliant Energy Corp.	11,000	343,200
Ameren Corp.	23,900	610,645
American Electric Power Co., Inc.	47,278	1,638,183
American States Water Co.	1,900	63,118
#Aqua America, Inc.	13,167	218,441
Artesian Resources Corp.	471	8,313
Atmos Energy Corp.	9,030	249,409
Avista Corp.	3,900	79,482
#*Cadiz, Inc.	104	1,241
California Water Service Group	1,914	69,516
*Calpine Corp.	45,812	501,641
CenterPoint Energy, Inc.	37,900	528,705
Central Vermont Public Service Corp.	1,249	24,530
CH Energy Group, Inc.	1,800	71,190
Chesapeake Utilities Corp.	600	17,784
Cleco Corp.	6,582	170,605
#CMS Energy Corp.	22,800	345,876
Connecticut Water Services, Inc.	300	6,672
Consolidated Edison, Inc.	28,000	1,224,720
Constellation Energy Group, Inc.	20,300	655,284
Delta Natural Gas Co., Inc.	360	10,440
Dominion Resources, Inc.	59,003	2,210,252
DPL, Inc.	9,100	244,244
DTE Energy Co.	16,400	689,456
Duke Energy Corp.	129,364	2,138,387
Edison International, Inc.	32,200	1,072,904
*El Paso Electric Co.	3,400	65,450
Empire District Electric Co.	3,470	63,883
Energen Corp.	7,300	320,835
Energy, Inc.	850	8,551
Entergy Corp.	18,700	1,426,997
EQT Corp.	12,342	543,295
Exelon Corp.	49,600	2,262,752
FirstEnergy Corp.	30,400	1,326,048
FPL Group, Inc.	39,026	1,902,908
Great Plains Energy, Inc.	13,100	233,966
#Hawaiian Electric Industries, Inc.	8,700	172,086
IDACORP, Inc.	2,600	81,510
Integrys Energy Group, Inc.	7,007	293,243
#ITC Holdings Corp.	4,500	241,740
Laclede Group, Inc.	2,600	83,876
MDU Resources Group, Inc.	18,500	407,370
MGE Energy, Inc.	2,398	80,165
Middlesex Water Co.	1,920	33,120
*Mirant Corp.	15,500	218,085
National Fuel Gas Co.	7,701	361,331
New Jersey Resources Corp.	4,800	175,152
Nicor, Inc.	4,300	174,236
NiSource, Inc.	21,700	309,225
Northeast Utilities, Inc.	17,140	433,985
Northwest Natural Gas Co.	2,997	129,980
NorthWestern Corp.	3,000	73,350
*NRG Energy, Inc.	27,100	653,381
NSTAR	10,800	370,872
NV Energy, Inc.	23,000	264,960
OGE Energy Corp.	9,600	347,712
Oneok, Inc.	10,800	455,652

1367

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Ormat Technologies, Inc.	5,400	$185,868
Pennichuck Corp.	600	11,982
Pepco Holdings, Inc.	22,300	366,166
PG&E Corp.	38,700	1,634,688
Piedmont Natural Gas Co.	7,900	202,793
Pinnacle West Capital Corp.	10,215	365,901
PNM Resources, Inc.	3,350	38,960
Portland General Electric Co.	3,719	72,520
PPL Corp.	30,000	884,700
#Progress Energy, Inc.	28,350	1,104,800
Public Service Enterprise Group, Inc.	51,091	1,562,874
Questar Corp.	18,500	767,380
RGC Resources, Inc.	100	3,063
*RRI Energy, Inc.	36,499	180,670
SCANA Corp.	11,820	420,910
Sempra Energy	24,600	1,248,450
*SJW Corp.	2,556	56,053
South Jersey Industries, Inc.	3,300	126,489
Southern Co.	78,800	2,521,600
Southwest Gas Corp.	3,400	94,078
Southwest Water Co.	2,170	13,150
TECO Energy, Inc.	14,000	217,980
UGI Corp.	11,600	284,316
UIL Holdings Corp.	1,833	49,803
Unisource Energy Corp.	3,300	101,442
Vectren Corp.	8,200	190,896
Westar Energy, Inc.	10,500	223,965
WGL Holdings, Inc.	4,707	149,353
Wisconsin Energy Corp.	11,200	548,128
#Xcel Energy, Inc.	44,900	933,022

Total Utilities		42,832,339

TOTAL COMMON STOCKS		1,175,564,963

RIGHTS/WARRANTS — (0.0%)
*Contra Phramacopeia Contingent Value Rights	361	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	1,700	222

TOTAL RIGHTS/WARRANTS		222

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	5,983,515	5,983,515

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.0%)
§@DFA Short Term Investment Fund LP	88,652,158	88,652,158
@Repurchase Agreement, Deutsche Bank 0.12%, 02/01/10 (Collateralized by $235,397 FHLMC 4.000%, 04/01/24, valued at $218,378) to be repurchased at $212,019	$212	212,017

TOTAL SECURITIES LENDING COLLATERAL		88,864,175

TOTAL INVESTMENTS — (100.0%) (Cost $1,010,461,110)##		$1,270,412,875

1368

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$132,494,814	—	—	$132,494,814
Consumer Staples	128,608,020	—	—	128,608,020
Energy	126,111,368	—	—	126,111,368
Financials	158,545,215	—	—	158,545,215
Health Care	154,115,702	$8,514	—	154,124,216
Industrials	130,967,261	—	—	130,967,261
Information Technology	222,405,483	492	—	222,405,975
Materials	48,088,817	—	—	48,088,817
Other	—	6	—	6
Telecommunication Services	31,386,932	—	—	31,386,932
Utilities	42,832,339	—	—	42,832,339
Rights/Warrants	222	—	—	222
Temporary Cash Investments	5,983,515	—	—	5,983,515
Securities Lending Collateral	—	88,864,175	—	88,864,175

TOTAL	$1,181,539,688	$88,873,187	—	$1,270,412,875

1369

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At January 31, 2010, the Trust consisted of twelve investment portfolios, all of which are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

1370

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 29, 2010.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

1371

At January 31, 2010, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ® Index	03/19/2010	415	$111,054	$(6,986)	$115,109

Federal Tax Cost

At January 31, 2010, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,797,057,370
The U.S. Large Cap Value Series	7,111,266,903
The DFA International Value Series	5,739,281,416
The Japanese Small Company Series	1,512,335,790
The Asia Pacific Small Company Series	742,946,719
The United Kingdom Small Company Series	845,871,744
The Continental Small Company Series	1,675,366,179
The Canadian Small Company Series	568,460,713
The Emerging Markets Series	1,283,630,350
The Emerging Markets Small Cap Series	1,018,871,661
The Tax-Managed U.S. Marketwide Value Series	2,509,600,494
The Tax-Managed U.S. Equity Series	1,010,938,172

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1372

DIMENSIONAL EMERGING MARKETS VALUE FUND

1373

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.5%)
BRAZIL — (6.2%)
*Acucar Guarani SA	1,508,100	$4,832,320
*Banco ABC Brasil SA	647,946	4,159,229
*Banco Alfa de Investimento SA	98,700	429,358
*Banco Cruzeiro do Sul SA	10,000	66,844
Banco Daycoval SA	540,450	2,666,411
*Banco do Brasil SA	148,980	2,220,869
Banco do Estado do Rio Grande do Sul SA	1,177,255	8,181,454
*Banco Industrial e Comercial SA	1,292,200	8,171,366
*Banco Panamericano SA	1,106,800	6,417,679
*Banco Pine SA	285,300	1,649,745
*Banco Santander Brasil SA ADR	342,064	4,118,451
*Banco Sofisa SA	715,300	1,950,473
*Bematech SA	391,800	1,964,196
BM&F Bovespa SA	13,089,600	88,398,201
*BR Malls Participacoes SA	449,200	4,885,199
*Brasil Brokers Participacoes SA	4,600	19,327
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	2,988,700	2,124,593
BRF - Brasil Foods SA	131,400	3,147,317
BRF - Brasil Foods SA ADR	165,508	7,959,282
*Brookfield Incorporacoes SA	2,757,400	12,082,824
*Camargo Correa Desenvolvimento Imobiliario SA	631,700	1,890,073
Cia Providencia Industria e Comercio SA	229,050	959,944
#*Cia Vale do Rio Doce	290,000	7,479,100
*Construtora Tenda SA	1,079,700	2,852,470
*Cosan SA Industria e Comercio	1,937,900	21,897,756
*CR2 Empreendimentos Imobiliarios SA	57,300	167,492
Cremer SA	354,225	2,931,517
Duratex SA	2,716,944	23,335,450
#Empresa Brasileira de Aeronautica SA ADR	1,195,061	25,371,145
Eternit SA	799,034	3,539,487
*Even Construtora e Incorporadora SA	1,219,620	4,884,950
*EZ Tec Empreendimentos e Participacoes SA	878,300	3,797,424
Ferbasa-Ferro Ligas da Bahia SA	385,565	2,378,844
*Fertilizantes Heringer SA	120,200	705,258
*Fibria Celulose SA	238,670	4,328,985
#*Fibria Celulose SA Sponsored ADR	2,219,331	40,569,371
*Financeira Alfa SA	36,400	70,869
*Gafisa SA	1,549,100	20,027,356
#*Gafisa SA ADR	168,277	4,324,719
*General Shopping Brasil SA	300,930	1,578,885
Gerdau SA	1,869,600	19,340,690
*Globex Utilidades SA	45,131	318,431
#*Gol Linhas Aereas Inteligentes SA Sponsored ADR	96,429	1,176,434
Grendene SA	1,152,945	5,357,983
*Guararapes Confeccoes SA	24,900	977,507
*Helbor Empreendimentos SA	25,100	180,960
*IdeiasNet SA	1,004,700	2,617,017
Iguatemi Empresa de Shopping Centers SA	358,760	5,422,320
Industrias Romi SA	626,500	4,686,286
*Inepar SA Industria e Construcoes	15,360	62,744
*Inpar SA	1,245,250	2,325,347
#Itau Unibanco Holding SA ADR	808,861	15,497,773
*JBS SA	3,909,700	19,372,201
JHSF Participacoes SA	1,733,800	3,173,268
*Kepler Weber SA	6,222,700	1,848,654
*Klabin Segall SA	420,300	1,157,219
*Kroton Educacional SA	191,332	1,938,696
*Log-in Logistica Intermodal SA	751,000	3,426,313

1374

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*M Dias Branco SA	167,100	$4,294,958
*Magnesita Refratarios SA	1,342,306	10,524,818
Marfrig Alimentos SA	760,855	9,081,824
*Medial Saude SA	542,500	4,604,775
Metalfrio Solutions SA	100,200	664,456
*Minerva SA	438,400	1,602,428
*MPX Energia SA	386,000	4,720,053
*Multiplan Empreendimentos Imobiliarios SA	142,037	2,260,536
*Obrascon Huarte Lain Brasil SA	271,800	5,118,780
*Parana Banco SA	83,700	432,931
*Paranapanema SA	761,267	2,689,675
*PDG Realty SA Empreendimentos e Participacoes	1,302,400	10,370,835
*Petroleo Brasileiro SA ADR	558,621	20,155,046
*Plascar Participacoes Industriais SA	1,198,400	2,320,509
Porto Seguro SA	447,730	4,503,427
*Profarma Distribuidora de Produtos Farmaceuticos SA	45,825	433,940
*Rodobens Negocios Imobiliarios SA	181,150	1,623,142
*Rossi Residencial SA	1,678,700	11,666,297
*Sao Carlos Empreendimentos e Participacoes SA	80,800	692,265
Sao Martinho SA	409,050	3,906,048
*SLC Agricola SA	17,000	162,334
*Springs Global Participacoes SA	71,600	190,300
*Sul America SA	467,095	12,141,992
*TPI - Triunfo Participacoes e Investimentos SA	10,900	37,586
*TRISUL SA	59,000	215,968
*Universo Online SA	479,100	2,338,313
Usinas Siderurgicas de Minas Gerais SA	1,025,500	27,005,740

TOTAL BRAZIL		571,175,052

CHILE — (2.8%)
Almendral SA	1,120,749	113,123
*Banco de Credito e Inversiones SA Series A	128,959	4,798,131
*Cementos Bio-Bio SA	665,307	1,459,842
Centros Comerciales Sudamericanos SA	3,680,515	13,009,262
*Cintac SA	153,487	78,750
*Compania Cervecerias Unidas SA	143,000	1,109,948
Compania de Consumidores de Gas Santiago SA	155,648	715,725
Compania General de Electricidad SA	883,589	5,580,385
*Compania SudAmericana de Vapores SA	13,715,527	10,572,549
*CorpBanca SA	1,179,415,521	9,708,068
#*CorpBanca SA ADR	400	16,400
*Cristalerias de Chile SA	264,624	3,029,518
*Embotelladora Andina SA Series A ADR	35,924	575,502
Empresa Nacional de Electricidad SA	33,756	57,798
Empresa Nacional de Telecomunicaciones SA	8,845	127,479
*Empresas CMPC SA	1,512,741	66,097,632
Empresas Copec SA	2,027,911	32,554,917
*Empresas Iansa SA	22,761,793	1,666,853
Enersis SA	31,903,095	14,667,754
#Enersis SA Sponsored ADR	3,017,368	69,278,769
*Industrias Forestales SA	3,436,382	852,375
Inversiones Aguas Metropolitanas SA	2,043,020	2,492,555
*Inversiones Frimetal SA	2,440,814	15,718
*Madeco SA	49,034,820	2,984,565
*Masisa SA	36,430,742	5,039,551
*Minera Valparaiso SA	7,500	235,976
*Parque Arauco SA	2,321,575	2,830,541
*Ripley Corp. SA	1,898,893	1,583,317
*Salfacorp SA	472,731	808,180
Sociedad Quimica y Minera de Chile SA Series A	42,776	1,754,787
Sociedad Quimica y Minera de Chile SA Series B	91,699	3,407,088

1375

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Socovesa SA	1,912,357	$693,280
*Soquimic Comercial SA	198,000	86,892
Vina Concha Y Toro SA Sponsored ADR	4,586	211,644
*Vina San Pedro Tarapaca SA	86,964,000	663,721

TOTAL CHILE		258,878,595

CHINA — (10.8%)
#*Agile Property Holdings, Ltd.	6,754,000	8,410,264
*Aluminum Corp. of China, Ltd.	28,000	27,821
#*Aluminum Corp. of China, Ltd. ADR	287,695	7,137,713
*AMVIG Holdings, Ltd.	3,391,100	1,391,038
#*Angang Steel Co., Ltd.	6,325,640	10,905,520
#*Anton Oilfield Services Group	3,614,000	366,353
#*Asia Cement China Holdings Corp.	2,343,000	1,125,154
#*Bank of China, Ltd.	261,806,000	125,570,209
*Bank of Communications Co., Ltd.	7,028,000	7,056,713
*Baoye Group Co., Ltd.	1,369,120	871,086
*Beijing Capital International Airport Co., Ltd.	11,296,000	6,324,416
#*Beijing Capital Land, Ltd.	5,876,000	2,032,623
*Beijing Enterprises Holdings, Ltd.	5,599,500	38,870,835
*Beijing Jingkelong Co., Ltd.	125,000	105,253
#*Beijing North Star Co., Ltd.	4,538,000	1,422,317
Bosideng International Holdings, Ltd.	12,174,000	2,424,783
#*Brilliance China Automotive Holdings, Ltd.	13,708,000	3,574,153
#*BYD Electronic International Co., Ltd.	4,256,000	3,545,362
*Casil Energine International (Holdings), Ltd.	1,464,000	162,798
*Catic Shenzhen Holdings, Ltd.	2,458,000	871,525
*Central China Real Estate, Ltd.	3,020,000	711,411
Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	29,904,752
#*China Aerospace International Holdings, Ltd.	8,570,000	1,392,710
#*China Agri-Industries Holdings, Ltd.	8,878,000	12,117,962
#*China Aoyuan Property Group, Ltd.	7,628,000	1,191,131
*China BlueChemical, Ltd.	8,410,878	5,467,424
*China Citic Bank	29,402,000	19,537,285
*China Coal Energy Co.	2,704,000	4,091,768
#*China Communications Construction Co., Ltd.	16,327,000	15,068,975
*China Communications Services Corp., Ltd.	10,345,382	5,242,115
*China Construction Bank Corp.	55,971,000	42,758,433
#*China COSCO Holdings Co., Ltd.	1,981,500	2,341,319
*China Everbright, Ltd.	7,443,600	17,464,345
#*China Foods, Ltd.	1,000,200	847,321
#*China Grand Forestry Green Resources Group, Ltd.	25,150,000	867,241
#*China Green (Holdings), Ltd.	3,996,800	4,729,677
*China Haidian Holdings, Ltd.	11,853,000	1,214,850
*China Haisheng Juice Holdings Co., Ltd.	48,000	7,001
#*China Huiyuan Juice Group, Ltd.	2,864,483	1,850,249
*China Merchants Holdings (International) Co., Ltd.	2,197,167	7,328,587
*China Mining Resources Group, Ltd.	20,710,000	616,664
*China Mobile, Ltd.	4,500	42,305
#*China Molybdenum Co., Ltd.	1,686,000	1,305,955
#*China Nickel Resources Holding Co., Ltd.	3,018,000	540,297
*China Oil & Gas Group, Ltd.	3,680,000	527,345
*China Oilfield Services, Ltd.	264,000	311,994
*China Petroleum and Chemical Corp. (Sinopec)	46,000	35,786
#*China Petroleum and Chemical Corp. (Sinopec) ADR	128,120	9,953,643
#*China Pharmaceutical Group, Ltd.	12,982,000	6,607,321
#*China Properties Group, Ltd.	3,630,000	988,154
*China Railway Construction Corp., Ltd.	6,693,500	8,401,281
#*China Rare Earth Holdings, Ltd.	14,431,000	3,235,707
*China Resources Enterprise, Ltd.	6,590,000	21,723,486
#*China Resources Land, Ltd.	9,264,000	16,668,873

1376

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Resources Microelectronics, Ltd.	17,050,000	$700,326
#*China Shipping Container Lines Co., Ltd.	32,569,700	12,206,041
#*China Shipping Development Co., Ltd.	894,000	1,393,116
#*China Starch Holdings, Ltd.	1,315,000	274,612
#*China Travel International Investment Hong Kong, Ltd.	21,415,000	5,305,818
*China Unicom Hong Kong, Ltd.	2,354,000	2,626,182
#*China Unicom Hong Kong, Ltd. ADR	3,936,592	44,089,830
*China Zenith Chemical Group, Ltd.	13,420,000	386,823
#*Chongqing Iron and Steel Co., Ltd.	2,686,000	849,097
#*Chongqing Machinery & Electric Co., Ltd.	4,172,000	952,802
*CITIC Pacific, Ltd.	6,427,000	13,609,043
#*CITIC Resources Holdings, Ltd.	14,486,000	3,581,736
*Clear Media, Ltd.	570,000	330,767
*Coastal Greenland, Ltd.	4,978,000	341,599
#*COSCO International Holdings, Ltd.	3,310,000	1,543,101
#*COSCO Pacific, Ltd.	16,806,000	24,450,510
*Coslight Technology International Group, Ltd.	32,000	43,115
#*Country Garden Holdings Co.	19,151,000	6,372,538
*Dachan Food Asia, Ltd.	1,221,000	247,451
#*Dalian Port (PDA) Co., Ltd.	13,298,000	5,318,879
*Denway Motors, Ltd.	57,266,000	32,630,953
*Digital China Holdings, Ltd.	1,548,000	2,440,483
*Dongfeng Motor Corp.	7,804,000	10,179,648
*Dongyue Group	787,000	121,023
#*Dynasty Fine Wines Group, Ltd.	9,454,600	2,729,457
#*First Tractor Co., Ltd.	1,116,000	739,184
#*Fosun International, Ltd.	8,032,000	5,661,059
#*Franshion Properties China, Ltd.	18,304,000	6,002,484
*FU JI Food & Catering Services	1,275,000	—
#*Fufeng Group, Ltd.	1,168,000	732,308
*Fushan International Energy Group, Ltd.	1,444,000	1,239,223
#*Global Bio-Chem Technology Group Co., Ltd.	24,527,400	6,847,965
*Goldbond Group Holdings, Ltd.	1,070,000	76,958
*Golden Meditech Company, Ltd.	664,000	130,090
*Goldlion Holdings, Ltd.	678,000	180,168
*Great Wall Motor Co., Ltd.	3,555,000	4,824,823
#*Great Wall Technology Co., Ltd.	1,178,000	501,029
*Greentown China Holdings, Ltd.	3,766,000	4,524,615
#*Guangshen Railway Co., Ltd. Sponsored ADR	417,917	8,437,744
#*Guangzhou Investment Co., Ltd.	23,938,000	5,784,073
*Guangzhou Pharmaceutical Co., Ltd.	3,912,000	2,976,944
#*Guangzhou R&F Properties Co., Ltd.	975,200	1,366,475
#*GZI Transportation, Ltd.	2,788,777	1,084,166
*Hainan Meilan International Airport Co., Ltd.	1,891,000	2,185,761
*Haitian International Holdings, Ltd.	859,000	452,246
#*Harbin Power Equipment Co., Ltd.	6,500,000	5,181,987
#*Hidili Industry International Development, Ltd.	4,722,000	4,945,779
#*HKC (Holdings), Ltd.	15,023,799	1,096,393
#*Honghua Group, Ltd.	7,280,000	1,106,207
#*Hopson Development Holdings, Ltd.	4,790,000	5,930,819
Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,580,850	425,438
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,706,000	3,426,310
*Industrial & Commercial Bank of China, Ltd.	19,791,000	14,413,879
*Intime Department Store Group Co., Ltd.	321,000	274,175
*Jingwei Textile Machinery Co., Ltd.	32,000	10,615
*Ju Teng International Holdings, Ltd.	4,064,000	3,506,927
*Kai Yuan Holdings, Ltd.	13,900,000	622,737
*Kasen International Holdings, Ltd.	265,000	88,770
*Kingboard Chemical Holdings, Ltd.	1,945,500	8,248,956
*Kingboard Laminates Holdings, Ltd.	2,197,000	1,548,621
*Kingway Brewery Holdings, Ltd.	814,000	156,903

1377

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*KWG Property Holding, Ltd.	7,797,000	$4,712,088
Lai Fung Holdings, Ltd.	9,071,000	288,173
*Lianhua Supermarket Holdings Co., Ltd.	411,000	1,072,357
#*Lingbao Gold Co., Ltd.	1,520,000	545,860
*Lonking Holdings, Ltd.	3,010,000	1,837,858
#*Maanshan Iron & Steel Co., Ltd.	23,102,000	13,804,530
*Media China Corp., Ltd.	26,262,500	163,713
*Min Xin Holdings, Ltd.	886,000	362,757
*Mingyuan Medicare Development Co., Ltd.	1,531,900	243,270
*Minmetals Resources, Ltd.	3,928,000	1,302,688
*Minth Group, Ltd.	530,000	668,756
*Nan Hai Corp., Ltd.	18,400,000	207,026
*Nanjing Panda Electronics Co., Ltd.	70,000	19,168
#*Neo-China Land Group (Holdings), Ltd.	9,446,000	6,192,742
*NetDragon Websoft, Inc.	1,191,000	618,092
New World China Land, Ltd.	8,540,400	2,609,447
Nine Dragons Paper Holdings, Ltd.	14,213,000	19,864,950
#*Oriental Ginza Holdings, Ltd.	804,000	176,704
#*PetroChina Co., Ltd. ADR	32,000	3,567,680
#*PICC Property & Casualty Co., Ltd.	5,992,000	5,403,632
*Poly Hong Kong Investment, Ltd.	1,806,000	1,788,525
*Qin Jia Yuan Media Services Co., Ltd.	2,093,450	388,449
#*Qingling Motors Co., Ltd.	12,306,000	2,850,228
*Qunxing Paper Holdings Co., Ltd.	1,469,163	571,805
*Regent Manner International, Ltd.	1,106,000	532,907
*REXLot Holdings, Ltd.	3,856,150	459,725
*Scud Group, Ltd.	752,000	75,394
#*Semiconductor Manufacturing International Corp.	48,688,000	3,626,650
*Semiconductor Manufacturing International Corp. ADR	892,564	3,311,412
*Shandong Chenming Paper Holdings, Ltd.	1,780,500	1,158,289
*Shandong Molong Petroleum Machinery Co., Ltd.	90,800	104,367
#*Shanghai Forte Land Co., Ltd.	5,026,000	1,348,705
*Shanghai Industrial Holdings, Ltd.	7,759,000	36,055,872
#*Shanghai Jin Jiang International Hotels Group Co., Ltd.	5,406,000	1,632,324
*Shanghai Prime Machinery Co., Ltd.	3,728,000	789,137
*Shanghai Zendai Property, Ltd.	11,010,000	451,360
*Shenzhen International Holdings, Ltd.	39,207,500	2,917,973
*Shenzhen Investment, Ltd.	12,964,000	4,621,147
*Shenzhou International Group	468,000	586,923
*Shimao Property Holdings, Ltd.	13,759,500	21,102,958
#*Shougang Concord International Enterprises Co., Ltd.	18,544,000	3,787,179
*Shui On Land, Ltd.	18,442,338	8,734,506
#*Sichuan Xinhua Winshare Chainstore Co., Ltd.	2,235,000	925,702
#*Silver Grant International Industries, Ltd.	1,194,000	422,001
#Sino Biopharmaceutical, Ltd.	741,999	215,463
#*Sino Union Petroleum & Chemical International, Ltd.	10,440,000	1,175,800
*SinoCom Software Group, Ltd.	1,602,000	207,408
#*Sinofert Holdings, Ltd.	12,038,000	6,972,270
*Sinolink Worldwide Holdings, Ltd.	9,384,000	1,529,949
*SinoMedia Holding, Ltd.	65,830	17,469
*Sino-Ocean Land Holdings, Ltd.	15,008,239	12,131,154
*Sinopec Kantons Holdings, Ltd.	9,174,300	4,018,970
#*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	114,695	3,969,594
*Sinotrans, Ltd.	26,720,000	7,213,503
#*Sinotruk Hong Kong, Ltd.	3,327,500	3,873,768
#*Soho China, Ltd.	13,865,000	6,770,237
*Solargiga Energy Holdings, Ltd.	46,000	10,225
*SPG Land Holdings, Ltd.	1,723,000	859,416
#*SRE Group, Ltd.	15,566,000	1,386,462
#*TCL Multimedia Technology Holdings, Ltd.	2,484,200	1,995,813
#*Tian An China Investments Co., Ltd.	7,396,000	4,614,718

1378

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Tiangong International Co., Ltd.	292,000	$93,045
*Tianjin Capital Environmental Protection Group Co., Ltd.	452,000	153,924
*Tianjin Port Development Holdings, Ltd.	3,092,000	916,915
*Tomson Group, Ltd.	1,510,000	590,718
#*TPV Technology, Ltd.	6,112,000	3,841,673
#*Travelsky Technology, Ltd.	8,035,000	6,589,048
*United Energy Group, Ltd.	704,000	51,457
*Vinda International Holdings, Ltd.	1,240,000	791,900
#*Weiqiao Textile Co., Ltd.	1,990,500	1,318,476
*Wuyi International Pharmaceutical Co., Ltd.	1,812,500	176,803
*Xiamen International Port Co., Ltd.	4,892,000	880,497
#*Xingda International Holdings, Ltd.	2,936,000	1,356,730
#*Xinjiang Xinxin Mining Industry Co., Ltd.	3,876,000	1,951,091
*Xiwang Sugar Holdings Co., Ltd.	1,318,736	405,024
#*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	577,900	11,222,818
Yip’s Chemical Holdings, Ltd.	438,000	348,735
*Zhejiang Glass Co., Ltd.	437,000	152,519
*Zhong An Real Estate, Ltd.	2,563,000	787,674

TOTAL CHINA		995,242,379

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	178,223	5,085,528
*Komercni Banka A.S.	30,022	6,017,177
*Pegas Nonwovens SA	123,552	2,898,565
*Telefonica 02 Czech Republic A.S.	570,850	13,530,745
*Unipetrol A.S.	1,250,841	9,318,887

TOTAL CZECH REPUBLIC		36,850,902

HUNGARY — (1.9%)
*Danubius Hotel & Spa NYRT	136,180	2,284,352
*Egis Gyogyszergyar NYRT	57,430	5,306,604
*FHB Mortgage Bank NYRT	5,300	36,952
*Fotex Holding SE Co., Ltd.	913,849	1,787,392
*MOL Hungarian Oil & Gas NYRT	709,383	65,570,502
#*OTP Bank NYRT	3,292,147	96,671,212
*PannErgy P.L.C.	312,702	1,226,816
*Tisza Chemical Group NYRT	237,913	3,790,816

TOTAL HUNGARY		176,674,646

INDIA — (11.0%)
*3i Infotech, Ltd.	422,692	746,929
*ABG Shipyard, Ltd.	55,445	358,011
*ACC, Ltd.	8,174	153,755
*Aditya Birla Nuvo, Ltd.	354,483	6,501,093
*Agro Tech Foods, Ltd.	11,441	65,854
*Ajmera Realty & Infra India, Ltd.	26,619	108,601
*Alembic, Ltd.	619,600	604,979
*Allahabad Bank, Ltd.	1,091,889	3,336,633
*Alok Industries, Ltd.	5,246,255	2,987,437
*Ambuja Cements, Ltd.	5,354,209	11,801,751
Amtek Auto, Ltd.	716,113	2,615,394
*Anant Raj Industries, Ltd.	304,738	886,862
*Andhra Bank	1,052,102	2,405,355
*Ansal Properties & Infrastructure, Ltd.	210,945	304,360
*Apollo Hospitals Enterprise, Ltd.	214,765	3,158,929
*Apollo Tyres, Ltd.	1,676,970	1,898,547
*Arvind Mills, Ltd.	1,526,154	1,247,402
*Ashapura Minechem, Ltd.	36,874	58,000
*Ashok Leyland, Ltd.	6,240,668	6,745,045
*Asian Hotels, Ltd.	2,100	22,491

1379

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Aurobindo Pharma, Ltd.	142,180	$2,589,561
*Avaya GlobalConnect, Ltd.	5,325	23,027
*Axis Bank, Ltd.	1,080,231	23,878,977
*Bajaj Auto Finance, Ltd.	90,482	599,100
*Bajaj Finserv, Ltd.	66,284	459,841
*Bajaj Hindusthan, Ltd.	838,582	3,673,306
*Bajaj Holdings & Investment, Ltd.	299,410	3,654,662
Ballarpur Industries, Ltd.	2,658,186	1,460,117
*Balmer Lawrie & Co., Ltd.	48,430	623,066
*Balrampur Chini Mills, Ltd.	1,820,136	4,709,243
*Bank of Baroda	329,263	4,092,172
*Bank of India, Ltd.	30,000	236,714
*Bank of Maharashtra, Ltd.	933,918	1,061,899
*Bank of Rajasthan, Ltd.	527,425	766,764
*BEML, Ltd.	133,202	3,063,813
*Bengal & Assam Co., Ltd.	9,237	33,057
*Bharat Forge, Ltd.	617,664	3,549,157
*Bharati Shipyard, Ltd.	41,271	269,072
*Bhushan Steel & Strips, Ltd.	189,156	5,903,135
*Biocon, Ltd.	299,274	1,738,130
Birla Corp., Ltd.	83,841	666,012
*Bl Kashyap & Sons, Ltd.	7,569	64,497
*Blue Star Infotech, Ltd.	10,194	23,267
*Bombay Dyeing & Manufacturing Co., Ltd.	6,132	71,929
*Bombay Rayon Fashions, Ltd.	252,000	1,107,671
*Cairn India, Ltd.	2,477,483	14,213,516
*Canara Bank, Ltd.	346,525	2,923,108
*Central Bank Of India	92,894	301,448
*Century Enka, Ltd.	54,052	317,461
*Century Textiles & Industries, Ltd.	345,830	3,828,194
*Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,884,340
*City Union Bank, Ltd.	1,048,875	679,830
*Clariant Chemicals (India), Ltd.	2,398	21,970
*Coromandel International, Ltd.	136,536	825,554
*Corp. Bank	9,456	86,996
*Cranes Software International, Ltd.	313,759	159,120
*Dalmia Cement (Bharat), Ltd.	63,369	232,325
DCM Shriram Consolidated, Ltd.	248,344	308,955
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	873,235
*Dena Bank	99,442	166,383
*Development Credit Bank, Ltd.	169,815	131,161
*Dhanalakshmi Bank, Ltd.	36,681	107,011
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	502,430
*DLF, Ltd.	89,326	640,635
*Dr. Reddy’s Laboratories, Ltd.	324,144	7,840,884
*Dredging Corp. of India, Ltd.	18,227	263,084
*E.I.D. - Parry (India), Ltd.	357,212	2,871,244
*Edelweiss Capital, Ltd.	42,687	404,086
*Eicher Motors, Ltd.	23,810	286,377
*EIH, Ltd.	667,805	1,794,035
*Elder Pharmaceuticals, Ltd.	97,715	686,698
*Electrosteel Casings, Ltd.	513,690	525,807
Elgi Equipments, Ltd.	47,790	84,426
*Escorts, Ltd.	388,991	1,033,890
*Essar Shipping Ports & Logistics, Ltd.	227,963	349,569
*Essel Propack, Ltd.	442,637	438,879
*Everest Industries, Ltd.	9,843	32,633
*FAG Bearings (India), Ltd.	500	5,912
*FDC, Ltd.	179,858	275,660
*Federal Bank, Ltd.	1,334,943	7,353,832
Financial Technologies (India), Ltd.	87,301	2,880,067

1380

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Finolex Cables, Ltd.	537,055	$604,201
*Finolex Industries, Ltd.	695,629	856,730
*Firstsource Solutions, Ltd.	462,206	311,513
*Fortis Healthcare, Ltd.	659,766	2,021,991
GAIL India, Ltd.	700,109	5,962,735
*Gammon India, Ltd.	377,404	1,954,626
*Gateway Distriparks, Ltd.	31,483	86,709
*Geodesic, Ltd.	288,760	805,239
*Gitanjali Gems, Ltd.	513,757	1,266,838
*Godfrey Phillips India, Ltd.	784	32,751
*Godrej Industries, Ltd.	106,644	337,834
*Goetze (India), Ltd.	9,195	30,238
*Graphite India, Ltd.	215,853	401,765
*Great Eastern Shipping Co., Ltd.	653,712	4,017,341
*Great Offshore, Ltd.	38,560	349,788
*GTL Infrastructure, Ltd.	691,128	632,027
*GTL, Ltd.	525,227	4,622,967
*Gujarat Alkalies & Chemicals, Ltd.	421,803	1,127,781
Gujarat Fluorochemicals, Ltd.	119,594	412,131
*Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,640,045
*Gujarat State Fertilizers & Chemicals, Ltd.	445,889	2,061,094
Gujarat State Petronet, Ltd.	605,003	1,183,971
*Gulf Oil Corp., Ltd.	53,566	105,712
*H.E.G., Ltd.	129,459	954,134
HCL Infosystems, Ltd.	496,002	1,384,587
HCL Technologies, Ltd.	746,945	5,557,838
*HDFC Bank, Ltd.	188,976	6,627,335
*HeidelbergCement India, Ltd.	118,581	109,831
*Hexaware Technologies, Ltd.	1,162,865	2,058,351
*Hikal, Ltd.	4,933	40,920
*Hindalco Industries, Ltd.	6,208,588	19,623,878
*Hinduja Global Solutions, Ltd.	65,909	639,016
*Hinduja Ventures, Ltd.	68,545	466,918
*Hindustan Construction Co., Ltd.	225,507	654,598
*Hotel Leelaventure, Ltd.	1,357,335	1,399,514
*Housing Development & Infrastructure, Ltd.	1,047,863	7,435,773
*ICI India, Ltd.	48,665	636,904
*ICICI Bank, Ltd. Sponsored ADR	3,310,395	116,790,736
*ICSA (India), Ltd.	290,435	1,009,225
*IDBI Bank, Ltd.	2,354,413	6,174,274
*IFCI, Ltd.	703,448	781,510
*India Cements, Ltd.	2,016,703	4,832,432
*India Infoline, Ltd.	1,395,726	3,559,473
*Indiabulls Financial Services, Ltd.	1,556,730	3,629,908
*Indiabulls Real Estate, Ltd.	2,924,244	11,004,799
*Indiabulls Securities, Ltd.	6,234	4,081
*Indian Bank	244,066	948,425
*Indian Hotels Co., Ltd.	3,531,468	7,068,388
*Indian Overseas Bank	995,564	1,986,259
*Indo Rama Synthetics (India), Ltd.	202,314	154,362
*IndusInd Bank, Ltd.	1,771,067	5,658,519
*INEIS ABS India, Ltd.	28,114	106,578
*Infotech Enterprises, Ltd.	10,576	80,054
*Infrastructure Development Finance Co., Ltd.	5,874,988	19,225,772
*ING Vysya Bank, Ltd.	190,329	1,013,639
*Ingersoll-Rand India, Ltd.	6,162	44,509
*Ipca Laboratories, Ltd.	67,439	1,617,790
*ISMT, Ltd.	80,203	94,885
*IVR Prime Urban Developers, Ltd.	45,421	164,764
*IVRCL Infrastructures & Projects, Ltd.	1,432,050	9,459,199
*J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	494,886

1381

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Jammu & Kashmir Bank, Ltd.	233,400	$2,974,920
*JBF Industries, Ltd.	35,983	89,239
*Jet Airways (India), Ltd.	244,572	2,718,781
*Jindal Poly Films, Ltd.	30,017	242,066
*Jindal Saw, Ltd.	1,180,076	4,534,648
*JK Cement, Ltd.	29,545	90,030
*JK Lakshmi Cement, Ltd.	128,865	187,703
*JK Tyre and Industries, Ltd.	158,673	585,241
*Jm Financial, Ltd.	114,495	99,259
*JSL, Ltd.	726,612	1,627,990
*JSW Steel, Ltd.	1,091,845	23,283,775
*Jubilant Organosys, Ltd.	235,268	1,637,848
*K.S.B. Pumps, Ltd.	3,221	27,437
*Kalpataru Power Transmission, Ltd.	1,000	22,378
*Kalyani Steels, Ltd.	34,802	142,342
*Karnataka Bank, Ltd.	466,505	1,314,925
*Karur Vysya Bank, Ltd.	135,412	1,170,524
*Karuturi Global, Ltd.	549,862	243,902
Kesoram Industries, Ltd.	204,223	1,503,050
*Kirloskar Oil Engines, Ltd.	458,360	1,589,002
*Kotak Mahindra Bank, Ltd.	74,000	1,245,492
*KS Oils, Ltd.	1,831,255	2,798,008
*Lakshmi Machine Works, Ltd.	3,835	158,622
*Lakshmi Vilas Bank, Ltd.	55,473	105,717
*Landmark Property Development Co., Ltd.	246,234	28,954
*LIC Housing Finance, Ltd.	518,887	8,677,595
*Madhucon Projects, Ltd.	46,390	165,271
Madras Cements, Ltd.	70,091	162,617
*Mahanagar Telephone Nigam, Ltd. ADR	62,108	188,187
*Maharashtra Scooters, Ltd.	4,450	23,184
*Maharashtra Seamless, Ltd.	97,888	723,608
*Mahindra & Mahindra Financial Services, Ltd.	25,141	171,405
*Mahindra & Mahindra, Ltd.	586,006	12,870,816
*Mahindra Lifespace Developers, Ltd.	104,550	846,203
*Manaksia, Ltd.	45,270	86,418
*Maruti Suzuki India, Ltd.	322,636	9,683,846
*Mastek, Ltd.	83,250	681,590
*MAX India, Ltd.	3,100	13,860
*McLeod Russel India, Ltd.	637,181	3,147,805
*Mercator Lines, Ltd.	1,524,731	1,949,874
*Merck, Ltd.	29,241	379,034
*Monnet Ispat, Ltd.	85,565	704,562
*Moser Baer (India), Ltd.	1,516,872	2,571,898
MRF, Ltd.	17,453	2,188,064
*Mukand, Ltd.	324,653	396,592
*Nagarjuna Construction Co., Ltd.	1,407,751	4,800,721
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	955,515
*Nahar Capital & Financial Services, Ltd.	50,449	66,315
*Nahar Spinning Mills, Ltd.	33,942	61,708
*National Aluminium Co., Ltd.	32,056	264,122
Navneet Publications (India), Ltd.	296,850	297,257
*NIIT Technologies, Ltd.	342,060	1,255,762
*NIIT, Ltd.	1,018,749	1,529,022
*Nirma, Ltd.	374,728	1,578,953
*NOCIL, Ltd.	981,740	494,444
*OCL India, Ltd.	82,078	224,112
*OMAXE, Ltd.	96,022	194,635
*Oracle Financial Services Software, Ltd.	400	18,634
*Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,526,656
*Orient Paper & Industries, Ltd.	53,000	51,718
*Oriental Bank of Commerce	377,448	2,168,366

1382

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Panacea Biotec, Ltd.	69,446	$323,671
*Parsvnath Developers, Ltd.	365,608	1,016,290
*Patel Engineering, Ltd.	17,847	170,186
*Patni Computer Systems, Ltd.	690,149	6,922,055
*Patni Computer Systems, Ltd. ADR	55,441	1,062,804
*Peninsula Land, Ltd.	91,021	156,426
*Petronet LNG, Ltd.	2,943,666	4,978,456
*Plethico Pharmaceuticals, Ltd.	28,019	224,364
*Polaris Software Lab, Ltd.	396,842	1,360,915
*Power Finance Corp., Ltd.	129,000	673,741
*Prism Cements, Ltd.	358,139	347,547
*PSL, Ltd.	80,035	254,289
*PTC India, Ltd.	1,726,945	4,083,145
*Punj Lloyd, Ltd.	1,229,016	4,970,291
*Rain Commodities, Ltd.	215,083	931,530
*Rallis India, Ltd.	1,385	32,162
*Ranbaxy Laboratories, Ltd.	996,377	9,776,205
*Raymond, Ltd.	340,181	1,700,877
REI Agro, Ltd.	1,058,470	1,206,311
*Rei Six Ten Retail, Ltd.	439,400	984,905
*Reliance Capital, Ltd.	923,214	16,038,270
*Reliance Communications, Ltd.	5,398,403	19,690,150
*Reliance Industries, Ltd.	8,387,330	188,689,943
*Reliance Media World, Ltd.	20,606	30,684
*Reliance MediaWorks, Ltd.	2,940	15,002
*Reliance Power, Ltd.	3,070,011	9,658,640
Rolta India, Ltd.	1,217,326	5,346,799
*Ruchi Soya Industries, Ltd.	1,172,211	2,202,538
*S.Kumars Nationwide, Ltd.	1,242,979	1,182,533
*Sanghvi Movers, Ltd.	5,890	27,475
*SEAMEC, Ltd.	70,543	310,593
*Shipping Corp. of India, Ltd.	157,231	533,326
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	19,285	148,358
Shriram Transport Finance Co., Ltd.	104,538	1,106,149
*SKF India, Ltd.	15,701	122,527
*Sona Koyo Steering Systems, Ltd.	118,568	47,854
*South India Bank, Ltd.	600,569	1,778,175
*SREI Infrastructure Finance, Ltd.	818,844	1,206,235
SRF, Ltd.	266,306	1,106,511
*State Bank of India, Ltd.	482,143	21,449,015
*Sterlite Industries (India), Ltd. ADR	846,022	13,494,051
*Sterlite Industries (India), Ltd. Series A	1,436,564	23,207,052
*Sterlite Technologies, Ltd.	274,890	2,373,957
*Strides Arcolab, Ltd.	126,300	772,627
*Sundram Fastners, Ltd.	38,520	48,700
*Suzlon Energy, Ltd.	3,384,835	5,605,494
*Syndicate Bank	1,422,728	2,625,631
*Tanla Solutions, Ltd.	617,458	691,156
*Tata Chemicals, Ltd.	763,975	4,897,262
#*Tata Communications, Ltd. ADR	20,500	274,495
*Tata Investment Corp., Ltd.	57,960	645,857
*Tata Motors, Ltd.	1,015,237	15,178,693
*Tata Steel, Ltd.	2,571,275	31,512,936
*Tata Tea, Ltd.	270,866	5,349,842
*Teledata Marine Solutions	267,258	198,258
*Time Technoplast, Ltd.	122,194	122,074
*Transport Corp. of India, Ltd.	62,728	129,517
*Trent, Ltd.	14,497	248,249
Triveni Engineering & Industries, Ltd.	240,000	628,243
*Tube Investments of India, Ltd.	642,055	1,029,039
*TVS Motor Co., Ltd.	1,082,101	1,724,951

1383

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Ucal Fuel Systems, Ltd.	22,332	$37,397
*UCO Bank	190,461	245,993
*Unichem Laboratories, Ltd.	79,600	584,837
*Union Bank of India, Ltd.	752,656	4,136,382
*Unitech, Ltd.	236,181	378,941
*United Phosphorus, Ltd.	530,310	1,764,285
*Unity Infraprojects, Ltd.	18,093	229,104
*Usha Martin, Ltd.	1,017,075	1,778,403
*Vardhman Textiles, Ltd.	93,334	479,324
*Varun Shipping Co., Ltd.	549,032	622,468
*Videocon Industries, Ltd.	782,287	3,802,909
*Videsh Sanchar Nigam, Ltd.	727,705	4,985,063
*Vijaya Bank	150,292	163,259
*Walchandnagar Industries	39,878	218,690
*Welspun-Gujarat Stahl Rohren, Ltd.	824,452	4,659,698
*Wire & Wireless India, Ltd.	473,948	79,556
*Wockhardt, Ltd.	318,515	1,173,622
*Yes Bank, Ltd.	407,120	2,189,079
*Zee Entertainment Enterprises, Ltd.	1,849,519	10,420,882
*Zuari Industries, Ltd.	127,958	1,276,268

TOTAL INDIA		1,011,369,876

INDONESIA — (2.6%)
*PT Agis Tbk	2,012,000	17,718
*PT AKR Corporindo Tbk	1,782,000	222,207
*PT Asahimas Flat Glass Tbk	5,333,500	1,023,206
PT Astra International Tbk	8,224,400	31,441,121
*PT Bakrie & Brothers Tbk	683,539,250	6,080,939
*PT Bakrie Sumatera Plantations Tbk	5,000,000	306,174
*PT Bakrie Telecom Tbk	9,000,000	140,448
*PT Bakrieland Development Tbk	343,219,020	9,416,855
*PT Bank Bukopin Tbk	14,596,000	596,275
*PT Bank Danamon Indonesia Tbk	2,872,803	1,476,231
PT Bank Negara Indonesia Persero Tbk	8,301,500	1,699,124
*PT Bank Pan Indonesia Tbk	121,357,326	10,287,584
*PT Barito Pacific Tbk	2,628,000	342,664
*PT Berlian Laju Tanker Tbk	69,965,733	5,108,246
*PT Bhakti Investama Tbk	60,568,175	1,542,841
*PT Budi Acid Jaya Tbk	14,289,000	312,371
*PT Bumi Resources Tbk	158,328,500	41,347,967
*PT Central Proteinaprima Tbk	178,071,500	942,022
*PT Charoen Pokphand Indonesia Tbk	22,653,666	5,324,354
*PT Ciputra Development Tbk	34,150,000	2,464,972
*PT Ciputra Surya Tbk	17,718,000	991,342
*PT Clipan Finance Indonesia Tbk	3,636,000	98,526
*PT Darma Henwa Tbk	11,038,300	141,304
*PT Davomas Adabi Tbk	139,739,500	747,270
PT Dynaplast Tbk	3,040,000	279,615
*PT Energi Mega Persada Tbk	118,163,282	2,172,970
*PT Ever Shine Textile Tbk	19,347,215	126,222
*PT Gajah Tunggal Tbk	420,000	20,496
PT Global Mediacom Tbk	96,453,500	2,549,979
*PT Great River International Tbk	1,788,000	—
*PT Gudang Garam Tbk	6,628,500	16,898,478
*PT Hero Supermarket Tbk	220,000	94,118
*PT Indah Kiat Pulp and Paper Corp. Tbk	26,474,000	6,115,000
*PT Indofood Sukses Makmur Tbk	37,780,500	14,432,403
PT International Nickel Indonesia Tbk	35,816,500	13,551,390
*PT Jaya Real Property Tbk	25,528,000	2,184,214
*PT Kalbe Farma Tbk	21,317,000	3,488,762
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,374,040

1384

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Lautan Luas Tbk	2,102,000	$164,565
*PT Lippo Karawaci Tbk	123,916,750	7,006,015
*PT Matahari Putra Prima Tbk	35,296,900	4,620,435
*PT Mayorah Indah Tbk	8,807,572	3,911,687
*PT Medco Energi International Tbk	28,604,500	7,277,486
*PT Mitra Rajasa Tbk	12,508,500	399,589
*PT Panasia Indosyntec Tbk	403,200	10,134
*PT Panin Insurance Tbk	30,688,500	828,126
*PT Panin Life Tbk	183,439,000	2,954,402
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	886,000	795,244
*PT Ramayana Lestari Sentosa Tbk	9,283,000	862,514
*PT Sampoerna Agro Tbk	1,385,000	415,252
*PT Samudera Indonesia Tbk	415,500	166,483
PT Selamat Semp Tbk	10,624,000	965,818
*PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,609,841
*PT Sorini Agro Asia Corporindo Tbk	1,079,500	171,030
*PT Summarecon Agung Tbk	60,663,000	4,494,405
*PT Sunson Textile Manufacturer Tbk	6,012,000	160,749
*PT Surya Dumai Industri Tbk	5,145,000	—
*PT Surya Toto Indonesia Tbk	46,400	42,182
*PT Suryainti Permata Tbk	17,378,000	165,416
*PT Tigaraksa Satria Tbk	165,200	5,256
*PT Timah Tbk	23,462,500	5,527,888
*PT Trimegah Sec Tbk	34,298,000	700,633
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,687,605
PT Tunas Ridean Tbk	11,363,500	2,261,302
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	832,732
*PT Unggul Indah Cahaya Tbk	371,435	83,126

TOTAL INDONESIA		235,479,363

ISRAEL — (2.6%)
*Alvarion, Ltd.	745,931	2,963,838
*Ashtrom Properties, Ltd.	135,999	185,244
*AudioCodes, Ltd.	23,091	72,744
*Azorim Investment Development & Construction Co., Ltd.	193,936	1,045,659
*Bank Hapoalim B.M.	13,175,469	56,398,423
*Bank Leumi Le-Israel B.M.	12,465,728	53,380,874
*Bank of Jerusalem, Ltd.	70,475	128,160
*Baran Group, Ltd.	97,587	477,355
*Blue Square-Israel, Ltd.	61,675	634,823
Clal Industries, Ltd.	882,983	5,706,743
*Clal Insurance Enterprise Holdings, Ltd.	262,245	6,122,485
*Delta-Galil Industries, Ltd.	—	3
*Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	62,160
Discount Investment Corp.	279,027	6,588,681
*Elbit Medical Imaging, Ltd.	141,338	3,151,824
*Electra (Israel), Ltd.	15,789	1,612,318
*Electra Real Estate, Ltd.	—	1
*Elron Electronic Industries, Ltd.	274,219	2,170,900
*Feuchtwanger Investments, Ltd.	10,500	34
*First International Bank of Israel, Ltd. (6123804)	570,205	1,922,838
*First International Bank of Israel, Ltd. (6123815)	289,898	4,954,333
*Formula Systems, Ltd.	81,043	911,029
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	160,013	1,482,565
*Granite Hacarmel Investments, Ltd.	142,500	346,225
*Hadera Paper, Ltd.	26,299	1,889,970
*Harel Insurance Investments & Finances, Ltd.	106,397	5,500,656
Israel Cold Storage & Supply Co., Ltd.	7,000	68,536
*Israel Discount Bank, Ltd.	1,168,099	2,627,469
*Israel Petrochemical Enterprises, Ltd.	79,721	239,231

1385

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Israel Steel Mills, Ltd.	97,000	$1,014
*Ituran Location & Control, Ltd.	47,663	627,503
*Jerusalem Oil Exploration, Ltd.	33,870	643,337
*Kardan Israel, Ltd.	2,237	5,074
*Knafaim Arkia Holdings, Ltd.	110,791	509,342
Koor Industries, Ltd.	115,691	3,243,922
*Liberty Properties, Ltd.	3,457	41,643
*Magal Security Systems, Ltd.	18,398	78,342
*Makhteshim-Agan Industries, Ltd.	660,126	3,301,454
*Mellanox Technologies, Ltd.	10,882	199,494
*Menorah Mivtachim Holdings, Ltd.	235,237	2,943,620
Merhav-Ceramic & Building Materials Center, Ltd.	32,832	72,807
*Migdal Insurance & Financial Holdings, Ltd.	3,224,814	6,244,947
*Miloumor, Ltd.	97,997	6,828
*Minrav Holdings, Ltd.	2,000	136,074
*Mivtach Shamir Holdings, Ltd.	42,661	1,185,582
*Mizrahi Tefahot Bank, Ltd.	1,714,491	15,321,729
*Naphtha Israel Petroleum Corp.	146,351	696,537
*NICE Systems, Ltd. Sponsored ADR	243,089	7,076,321
*OCIF Investments and Development, Ltd.	4,309	20,148
*Oil Refineries, Ltd.	11,090,509	5,692,093
*Ormat Industries, Ltd.	1,037,976	8,685,702
*Phoenix Holdings, Ltd. (The)	238,984	719,353
*RADVision, Ltd.	63,955	382,523
*Retalix, Ltd.	235,506	3,146,059
*Scailex Corp., Ltd.	416,611	8,115,620
Team Computer & Systems, Ltd.	2,615	58,288
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	70,361	3,990,876
*Union Bank of Israel, Ltd.	456,178	2,385,516

TOTAL ISRAEL		236,176,869

MALAYSIA — (3.5%)
*A&M Realty Berhad	720,700	143,875
Affin Holdings Berhad	9,611,900	7,213,880
*Airasia Berhad	3,127,500	1,243,840
*Alliance Financial Group Berhad	11,945,600	8,712,336
*AMBD Berhad	927,567	117,042
*AMMB Holdings Berhad	21,831,262	31,005,359
Ann Joo Resources Berhad	2,857,200	2,332,243
*APM Automotive Holdings Berhad	1,024,700	927,863
Apollo Food Holdings Berhad	109,000	89,653
*Asas Dunia Berhad	350,000	70,634
*Asia Pacific Land Berhad	5,644,300	520,286
*Axiata Group Berhad	1,074,850	1,025,463
*Bandar Raya Developments Berhad	4,087,800	1,813,798
*Batu Kawan Berhad	2,242,250	6,774,077
Berjaya Corp. Berhad	17,087,780	6,136,435
Berjaya Land Berhad	3,305,000	3,923,816
*Berjaya Media Berhad	425,302	129,086
Bimb Holdings Berhad	2,170,800	755,131
*Bina Darulaman Berhad	60,800	16,130
*Bolton Properties Berhad	1,277,400	245,090
Boustead Holdings Berhad	4,738,580	4,709,849
*Cahya Mata Sarawak Berhad	1,545,200	803,502
*Chemical Co. of Malaysia Berhad	311,000	195,779
*Chin Teck Plantations Berhad	304,700	666,758
*Country Heights Holdings Berhad	37,300	6,267
*CSC Steel Holdings Berhad	111,100	44,175
*Cycle & Carriage Bintang Berhad	241,300	290,043
*Datuk Keramik Holdings Berhad	127,000	—
*Dijaya Corp. Berhad	714,500	188,268

1386

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
DNP Holdings Berhad	1,861,100	$776,337
*DRB-Hicom Berhad	9,932,000	3,015,157
*Eastern & Oriental Berhad	6,099,415	1,788,542
*Eastern Pacific Industrial Corp. Berhad	497,700	224,755
*ECM Libra Avenue Berhad	7,043,530	1,397,594
*EON Capital Berhad	3,626,007	7,357,853
*Esso Malaysia Berhad	954,100	700,850
*Evergreen Fibreboard Berhad	112,100	47,427
*Far East Holdings Berhad	388,800	783,028
*Fountain View Development Berhad	2,573,200	—
*General Corp. Berhad	1,681,400	618,977
*Genting Plantations Berhad	788,200	1,388,189
Glomac Berhad	1,706,800	673,555
*Gold Is Berhad	2,412,900	886,162
*Gula Perak Berhad	50	1
*GuocoLand (Malaysia) Berhad	522,800	150,702
*Hap Seng Consolidated Berhad	2,582,300	1,805,696
*Hap Seng Plantations Holdings Berhad	1,701,400	1,172,351
Hong Leong Financial Group Berhad	1,876,137	4,150,522
Hong Leong Industries Berhad	1,225,800	1,714,537
*Hubline Berhad	1,629,600	99,743
Hume Industries (Malaysia) Berhad	590,967	738,198
*Hunza Properties Berhad	1,033,300	372,191
Hwang-DBS (Malaysia) Berhad	908,700	462,459
*IGB Corp. Berhad	11,139,700	5,883,671
*IJM Corp. Berhad	15,038,680	20,221,151
*IJM Land Berhad	3,898,100	2,474,338
*Insas Berhad	4,347,408	723,115
*Jaks Resources Berhad	3,438,000	735,303
*Jaya Tiasa Holdings Berhad	1,192,135	976,478
Jerneh Asia Berhad	475,220	299,046
*K & N Kenanga Holdings Berhad	2,209,100	593,106
*Karambunai Corp. Berhad	6,839,800	139,333
*Keck Seng (Malaysia) Berhad	1,663,400	1,920,239
*Kian Joo Can Factory Berhad	3,566,680	1,220,770
*KIG Glass Industrial Berhad	260,000	2,287
Kim Loong Resources Berhad	324,800	194,826
*Kinsteel Berhad	6,960,700	2,067,679
KLCC Property Holdings Berhad	6,330,700	6,137,956
*KNM Group Berhad	10,061,700	2,149,965
*Knusford Berhad	139,300	61,173
KPJ Healthcare Berhad	3,803,750	2,464,959
KrisAssets Holdings Berhad	250,377	213,021
*KSL Holdings Berhad	189,466	69,480
*Kub Malaysia Berhad	5,214,000	702,904
*Kulim Malaysia Berhad	2,761,625	5,857,890
*Kumpulan Hartanah Selangor Berhad	520,000	69,367
*Kumpulan Perangsang Selangor Berhad	414,000	172,702
*Kwantas Corp. Berhad	246,000	125,976
*Landmarks Berhad	4,118,808	1,517,580
Leader Universal Holdings Berhad	5,383,033	1,334,845
*Lion Corp Berhad	7,984,307	859,775
Lion Diversified Holdings Berhad	5,448,100	752,356
Lion Industries Corp. Berhad	7,130,681	3,548,055
*MAA Holdings Berhad	888,700	179,952
Malaysia Airports Holdings Berhad	161,600	217,243
*Malaysia Building Society Berhad	531,200	157,920
*Malaysian Bulk Carriers Berhad	1,148,225	1,034,647
*Malaysian Mosaics Berhad	293,040	107,263
*Malaysian Resources Corp. Berhad	50,000	20,522
*MBM Resources Berhad	487,533	374,867

1387

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Measat Global Berhad	2,643,100	$1,446,054
*Media Prima Berhad	345,130	178,070
*Mega First Corp. Berhad	1,101,700	462,041
*Merge Housing Berhad	58,952	7,518
*Metro Kajang Holdings Berhad	535,333	215,214
*Metroplex Berhad	817,000	—
MISC Berhad	275,200	642,785
*MK Land Holdings Berhad	10,344,500	1,115,952
*MMC Corp. Berhad	10,879,779	7,374,044
*MNRB Holdings Berhad	1,150,800	926,401
*MTD ACPI Engineering Berhad	74,200	11,470
*Muhibbah Engineering Berhad	4,845,400	1,424,019
*MUI Properties Berhad	670,000	28,971
*Mulpha International Berhad	16,773,100	2,419,892
MWE Holdings Berhad	270,000	75,762
*Naim Holdings Berhad	1,123,200	981,838
*NCB Holdings Berhad	2,447,800	2,215,538
Negri Sembilan Oil Palms Berhad	167,600	205,704
*NV Multi Corp. Berhad	165,700	29,291
Oriental Holdings Berhad	3,044,816	5,120,810
Oriental Interest Berhad	165,000	67,179
*OSK Holdings Berhad	6,549,647	2,426,414
*OSK Ventures International Berhad	793,897	148,617
*P.I.E. Industrial Berhad	323,600	374,768
*Pacific & Orient Berhad	283,365	93,475
Panasonic Manufacturing Malaysia Berhad	383,380	1,433,682
*Paracorp Berhad	252,000	739
*Paramount Corp. Berhad	203,900	182,170
PBA Holdings Berhad	1,502,500	401,439
*Pelikan International Corp. Berhad	4,114,320	1,557,587
*Permaju Industries Berhad	1,703,300	181,649
Petronas Dagangan Berhad	318,700	812,251
*PJ Development Holdings Berhad	2,768,800	616,818
*POS Malaysia Berhad	3,533,817	2,174,744
*PPB Group Berhad	6,888,966	32,202,068
*Prime Utilities Berhad	39,000	1,029
Protasco Berhad	282,200	80,940
*Proton Holdings Berhad	3,738,400	4,267,037
*Pulai Springs Berhad	159,800	24,127
*Ramunia Holdings Berhad	2,434,736	292,179
*Ranhill Berhad	3,026,600	731,975
*RCE Capital Berhad	877,600	176,497
*RHB Capital Berhad	5,561,200	8,564,708
*Salcon Berhad	574,000	117,045
*Sarawak Oil Palms Berhad	391,820	305,905
*Scientex, Inc. Berhad	645,048	259,958
*Scomi Group Berhad	13,422,000	1,757,648
*Selangor Dredging Berhad	1,312,700	233,734
Shangri-La Hotels (Malaysia) Berhad	738,000	390,475
*Shell Refining Co. Federation of Malaysia Berhad	217,100	682,913
*SHL Consolidated Berhad	1,008,700	351,906
*Sino Hua-An International Berhad	1,003,400	141,369
Southern Steel Berhad	1,500,500	1,074,017
*Subur Tiasa Holdings Berhad	460,530	254,737
Sunrise Berhad	4,350,734	2,780,497
*Sunway City Berhad	3,565,000	3,333,384
*Sunway Holdings Berhad	4,115,900	1,596,731
Suria Capital Holdings Berhad	590,800	255,731
*Ta Ann Holdings Berhad	193,300	259,272
*TA Enterprise Berhad	14,799,300	3,020,886
*TA Global Berhad (B3X17H6)	8,465,879	1,166,509

1388

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*TA Global Berhad (B4LM6X7)	8,465,879	$918,316
*Tahp Group Berhad	27,000	24,057
*Talam Corp. Berhad	17,833,050	628,181
*Tamco Corp. Holdings Berhad	71	1
*Tan Chong Motor Holdings Berhad	5,244,500	4,829,047
*TDM Berhad	1,059,200	502,425
*Tebrau Teguh Berhad	5,320,066	1,029,281
*Time Dotcom Berhad	16,781,400	1,858,559
*Tiong Nam Transport Holdings Berhad	141,500	38,229
*Titan Chemicals Corp. Berhad	3,935,400	1,458,318
*Tradewinds (Malaysia) Berhad	879,400	695,201
*Tradewinds Corp. Berhad	5,413,100	986,913
UAC Berhad	77,398	72,541
*UMW Holdings Berhad	2,107,286	3,855,493
*Unico-Desa Plantations Berhad	4,120,228	936,008
*Unisem (M) Berhad	4,515,600	2,899,671
*United Malacca Rubber Estates Berhad	577,100	1,285,912
*United Plantations Berhad	617,400	2,455,434
*VS Industry Berhad	1,337,193	479,416
*WCT Berhad	1,235,300	947,945
*WTK Holdings Berhad	4,386,550	1,408,048
*Yeo Hiap Seng (Malaysia) Berhad	355,320	142,612
YTL Cement Berhad	11,100	13,005
YTL Corp. Berhad	5,755,572	12,434,300
*Yu Neh Huat Berhad	4,969,246	2,381,672
*Zelan Berhad	4,989,300	1,053,312

TOTAL MALAYSIA		319,017,344

MEXICO — (5.9%)
#*Alfa S.A.B. de C.V. Series A	3,560,217	23,037,979
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	2,063,655
#*Axtel S.A.B. de C.V.	5,440,940	4,833,618
#*Bolsa Mexicana de Valores S.A. de C.V.	1,260,300	1,589,828
*Carso Infraestructura y Construccion S.A.B. de C.V.	57,500	36,047
*Cemex S.A.B. de C.V. Sponsored ADR	9,390,579	86,299,418
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	16,518,021
#*Consorcio ARA S.A.B. de C.V.	10,348,200	6,653,544
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	15,333,257
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	795,976
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	848
*Corporativo Fragua S.A.B. de C.V. Series B	70	629
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,460,673
#*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	2,749,305
*Dine S.A.B. de C.V.	1,028,367	511,039
*El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	97,859
*El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,632,951
Embotelladora Arca S.A.B. de C.V.	1,498,500	4,811,697
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,193
#*Empresas ICA S.A.B. de C.V.	2,318,272	5,657,434
*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	10,846,104
*Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,071,723
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	57,339,160
*GMD Resorts S.A.B. de C.V.	41,400	9,939
*Gruma S.A.B. de C.V. ADR	2,402	18,159
#*Gruma S.A.B. de C.V. Series B	529,200	1,005,399
#*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	921,188
*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	31,318	378,008
#*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	584,789	18,368,222
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,669,862
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	10,637,310
#*Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	32,761,357

1389

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	$9,846,715
#*Grupo FAMSA S.A.B. de C.V.	1,918,478	3,960,161
#*Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	32,949,230
#*Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	25,260,040
*Grupo Gigante S.A.B. de C.V. Series B	324,076	434,827
*Grupo Herdez S.A.B. de C.V.	319,000	463,379
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,189,025
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	938,693
*Grupo Iusacell S.A.B. de C.V.	147,860	548,258
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,870,612
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	22,165
#Grupo Mexico S.A.B. de C.V. Series B	25,681,224	52,226,342
*Grupo Posadas S.A. de C.V. Series L	356,000	386,483
*Grupo Qumma S.A. de C.V. Series B	5,301	73
#*Grupo Simec, S.A. de C.V.	1,253,200	3,004,614
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	58,056
Grupo Televisa S.A. de C.V. Sponsored ADR	166,100	3,245,594
*Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,486,789
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	9,270,626
#*Industrias Penoles S.A.B. de C.V.	551,735	10,039,215
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	33,554,438
*Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,166,597
#*SARE Holding S.A. de C.V.	3,301,100	1,017,082
*Savia S.A. de C.V.	3,457,285	211,455
#Telmex Internacional S.A.B. de C.V. ADR	527,631	9,317,963
*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	11,589,854
#*Vitro S.A.B. de C.V.	2,136,486	1,045,375

TOTAL MEXICO		539,220,063

PHILIPPINES — (0.7%)
*A. Soriano Corp.	20,195,000	930,207
Alaska Milk Corp.	7,953,000	1,261,080
*Alsons Consolidated Resources, Inc.	16,904,000	350,156
*Bacnotan Consolidated Industries, Inc.	2,551,998	536,936
*Banco de Oro Unibank, Inc.	7,364,320	5,685,893
*Benpres Holdings Corp.	25,704,000	1,634,866
Cebu Holdings, Inc.	7,590,250	333,206
*China Banking Corp.	8,796	66,666
*Digital Telecommunications Phils., Inc.	83,449,000	2,431,335
*DMCI Holdings, Inc.	14,082,280	2,742,690
*Empire East Land Holdings, Inc.	37,000,000	301,949
*Export & Industry Bank, Inc.	14,950	84
*Filinvest Land, Inc.	168,982,031	3,219,304
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	3,954,378
*Macroasia Corp.	1,663,000	98,218
*Megaworld Corp.	176,933,600	4,509,032
*Metro Bank & Trust Co.	8,451,855	7,597,472
*Mondragon International Philippines, Inc.	2,464,000	6,624
*Philippine National Bank	3,866,918	1,945,776
*Philippine National Construction Corp.	398,900	42,035
*Philippine Realty & Holdings Corp.	5,860,000	83,580
Philippine Savings Bank	1,232,313	1,520,342
*Philippine Townships, Inc.	226,200	23,106
*Prime Media Holdings, Inc.	330,000	11,923
*Prime Orion Philippines, Inc.	12,310,000	131,556
*Rizal Commercial Banking Corp.	4,481,648	1,602,561
*Robinson’s Land Corp. Series B	17,781,700	4,555,153
Security Bank Corp.	2,362,810	2,738,697
*Shang Properties, Inc.	614,285	22,353
*SM Development Corp.	37,474,997	4,187,953

1390

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Solid Group, Inc.	10,648,000	$183,089
*Union Bank of the Philippines	2,567,094	2,093,357
*Universal Robina Corp.	16,573,345	6,047,967
Vista Land & Lifescapes, Inc.	45,259,868	1,780,940

TOTAL PHILIPPINES		62,630,484

POLAND — (1.9%)
*Agora SA	559,848	3,932,408
*Asseco Poland SA	483,351	9,899,987
*Bank Handlowy w Warszawie SA	83,949	2,141,814
*Bank Millennium SA	7,878,968	11,344,916
*Bank Przemyslowo Handlowy BPH SA	72,355	1,983,980
*Bioton SA	31,475,429	2,135,394
*BOMI SA	5,553	25,136
*Ciech SA	172,748	1,855,736
*Debica SA	111,346	2,488,966
*Dom Development SA	46,421	674,687
*Echo Investment SA	2,406,970	3,164,319
*Emperia Holding SA	16,989	494,508
*Farmacol SA	5,526	75,732
*Getin Holdings SA	1,681,394	5,213,107
*Grupa Kety SA	126,858	4,958,858
*Grupa Lotos SA	839,119	7,949,166
*Impexmetal SA	5,899,609	5,184,533
*ING Bank Slaski SA	4,428	1,053,311
*KGHM Polska Miedz SA	589,294	19,334,137
*Koelner SA	133,110	668,206
*Kredyt Bank SA	619,815	2,902,616
*LC Corp. SA	1,354,667	674,307
*Mostostal Warszawa SA	2,074	44,693
*Netia Holdings SA	3,441,202	5,381,230
*Orbis SA	541,449	6,678,295
*Pfleiderer Grajewo SA	55,572	303,950
*Pol-Aqua SA	12,548	72,577
*Polnord SA	129,030	1,451,840
*Polska Grupa Farmaceutyczna SA	248	3,615
*Polski Koncern Naftowy Orlen SA	5,310,008	60,618,532
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	343,200	2,904,426
*Stalexport SA	989,216	600,648
*Sygnity SA	125,585	524,621
*Synthos SA	9,098,514	3,881,823
*Zaklady Azotowe Pulawy SA	10,479	279,992
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	91,271

TOTAL POLAND		170,993,337

RUSSIA — (3.6%)
*Gazprom OAO Sponsored ADR	9,063,215	219,767,149
*Lukoil OAO Sponsored ADR	1,585,302	86,694,914
*Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	641,171
*RusHydro Sponsored ADR	643,944	2,782,530
*Surgutneftegaz Sponsored ADR	2,124,829	17,857,754

TOTAL RUSSIA		327,743,518

SOUTH AFRICA — (8.2%)
*ABSA Group, Ltd.	2,880,669	50,010,596
Adcorp Holdings, Ltd.	152,955	519,502
*Advtech, Ltd.	100,000	67,997
*Aeci, Ltd.	1,635,500	12,790,781
Afgri, Ltd.	4,018,467	3,129,029
African Bank Investments, Ltd.	3,883,766	14,755,040

1391

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*African Oxygen, Ltd.	518,464	$1,528,211
*African Rainbow Minerals, Ltd.	1,156,023	25,135,238
*Allied Electronics Corp., Ltd.	540,180	2,024,702
*Allied Technologies, Ltd.	32,237	322,377
*ArcelorMittal South Africa, Ltd.	1,842,527	25,144,763
*Argent Industrial, Ltd.	1,272,940	1,444,517
*Argility, Ltd.	130,947	—
AST Group, Ltd.	1,842,229	282,743
*Aveng, Ltd.	3,537,517	16,182,070
*AVI, Ltd.	4,390,565	12,173,273
*Avusa, Ltd.	418,251	985,909
*Barloworld, Ltd.	2,477,983	14,098,322
*Basil Read Holdings, Ltd.	47,439	73,797
*Bell Equipment, Ltd.	411,045	528,237
Bidvest Group, Ltd.	192,795	3,249,160
Brait SA	86,565	238,106
*Business Connexion Group	641,608	455,622
Capitec Bank Holdings, Ltd.	157,130	1,584,443
*Cashbuild, Ltd.	11,531	110,335
#Caxton & CTP Publishers & Printers, Ltd.	3,015,054	5,628,607
*Cipla Medpro South Africa, Ltd.	3,287,982	2,277,090
*Clicks Group, Ltd.	20,522	69,582
*Corpgro, Ltd.	579,166	—
#*Data Tec, Ltd.	2,446,932	9,145,506
*Datacentrix Holdings, Ltd.	959,663	599,731
*Delta EMD, Ltd.	234,340	392,334
*Dimension Data Holdings P.L.C.	3,118,944	3,834,203
*Discovery Holdings, Ltd.	52,148	208,277
*Distell Group, Ltd.	394,476	3,409,882
*Distribution & Warehousing Network, Ltd.	216,722	206,897
#*Durban Roodeport Deep, Ltd.	1,462,175	873,888
*ElementOne, Ltd.	391,810	603,872
*Eqstra Holdings, Ltd.	1,046,627	860,651
*Exxaro Resources, Ltd.	14,593	198,418
Famous Brands, Ltd.	39,340	125,093
*FirstRand, Ltd.	4,812,380	11,654,482
*Foschini, Ltd.	150,297	1,090,251
*Freeworld Coatings, Ltd.	2,157,475	2,350,956
*Gold Fields, Ltd.	487,041	5,593,022
*Gold Fields, Ltd. Sponsored ADR	5,716,550	65,283,001
*Gold Reef Resorts, Ltd.	473,115	1,190,381
#*Grindrod, Ltd.	3,106,069	6,093,872
*Group Five, Ltd.	465,209	1,946,359
*Harmony Gold Mining Co., Ltd.	2,923,251	27,009,377
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	867,204	7,952,261
*Highveld Steel & Vanadilum Corp., Ltd.	239,296	1,935,540
*Hudaco Industries, Ltd.	162,006	1,380,139
*Hulamin, Ltd.	882,088	1,501,383
*Iliad Africa, Ltd.	90,323	99,723
*Illovo Sugar, Ltd.	1,291,483	5,664,062
*Impala Platinum Holdings, Ltd.	300,321	7,642,554
*Imperial Holdings, Ltd.	1,765,005	18,413,788
Investec, Ltd.	2,346,934	16,309,088
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	1,041,484	5,987,024
*JSE, Ltd.	4,320	32,148
*Lewis Group, Ltd.	1,114,663	7,610,029
*Liberty Holdings, Ltd.	1,449,071	12,653,000
M Cubed Holdings, Ltd.	1,850,526	48,546
Medi-Clinic Corp., Ltd.	2,442,886	7,844,970
*Merafe Resources, Ltd.	17,016,521	2,890,229

1392

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Metair Investments, Ltd.	1,650,332	$1,146,399
*Metorex, Ltd.	3,338,600	1,972,816
*Metropolitan Holdings, Ltd.	8,819,158	15,330,992
*Mondi, Ltd.	1,313,556	7,701,210
*Murray & Roberts Holdings, Ltd.	824,495	4,169,418
*Mvelaphanda Group, Ltd.	4,125,843	4,050,082
*Nampak, Ltd.	5,935,508	12,240,809
*Naspers, Ltd. Series N	265,736	9,531,090
#*Nedbank Group, Ltd.	2,693,900	42,830,179
#*Northam Platinum, Ltd.	1,101,749	7,178,439
*Omnia Holdings, Ltd.	555,232	4,366,479
*Palabora Mining Co., Ltd.	192,276	2,712,033
*Peregrine Holdings, Ltd.	1,366,171	1,875,002
PSG Group, Ltd.	1,179,247	3,464,752
*Randgold & Exploration Co., Ltd.	256,811	—
Raubex Group, Ltd.	45,871	134,330
Redefine Income Fund, Ltd.	32,990	30,989
*Reunert, Ltd.	432,724	3,208,592
*Sanlam, Ltd.	28,700,406	85,795,960
*Sappi, Ltd.	3,628,102	15,141,567
#*Sappi, Ltd. Sponsored ADR	768,306	3,188,470
#*Sasol, Ltd. Sponsored ADR	704,259	25,775,879
*Sentula Mining, Ltd.	404,520	147,091
*Simmer & Jack Mines, Ltd.	1,049,068	247,114
*Spur Corp., Ltd.	385,679	529,922
*Standard Bank Group, Ltd.	1,122,093	15,900,840
Stefanutti Stocks Holdings, Ltd.	19,889	26,962
#Steinhoff International Holdings, Ltd.	12,161,893	30,781,646
*Sun International, Ltd.	4,401	53,317
*Telkom South Africa, Ltd.	2,104,916	9,083,436
*Telkom South Africa, Ltd. Sponsored ADR	5,288	92,804
*Tongaat-Hulett, Ltd.	266,171	3,433,041
*Trans Hex Group, Ltd.	34,840	17,204
*Trencor, Ltd.	1,468,675	5,039,511
*UCS Group, Ltd.	1,547,424	390,149
Value Group, Ltd.	976,777	443,634
*Woolworths Holdings, Ltd.	530,723	1,267,843
*Zeder Investments, Ltd.	293,652	71,727

TOTAL SOUTH AFRICA		754,816,714

SOUTH KOREA — (10.3%)
#*Aekyung Petrochemical Co., Ltd.	19,060	259,944
#*Asia Cement Manufacturing Co., Ltd.	28,888	1,342,179
#*Asia Paper Manufacturing Co., Ltd.	34,410	295,118
*Asiana Airlines, Inc.	523,420	1,653,533
#*Basic House Co., Ltd. (The)	82,060	506,598
#*Bing Grae Co., Ltd.	29,190	1,177,245
#*BNG Steel Co., Ltd.	41,370	271,246
*Boo Kook Securities Co., Ltd.	27,705	543,707
#*Boryung Pharmaceutical Co., Ltd.	14,939	420,394
*Busan Bank	917,340	8,967,107
#*BYC Co., Ltd.	810	87,457
#*Byuck San Corp.	10,472	77,510
#*Byuck San Engineering and Construction Co., Ltd.	87,860	189,981
Cheil Industrial, Inc.	62,174	2,981,138
#*Chin Hung International, Inc.	789,560	548,281
#*Chong Kun Dang Pharmaceutical Corp.	18,010	312,955
#*Choongwae Pharmaceutical Corp.	42,907	619,728
#*Chosun Refractories Co., Ltd.	10,390	487,211
#*Chungho Comnet Co., Ltd.	24,590	206,055
#*CJ Cheiljedang Corp.	37,817	6,788,020

1393

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*CJ Corp.	92,912	$5,350,468
#*Cosmochemical Co., Ltd.	47,640	243,120
#*Crown Confectionery Co., Ltd.	3,342	173,234
*Dae Dong Industrial Co., Ltd.	17,320	319,877
#*Dae Sang Corp.	135,732	788,718
#Dae Won Kang Up Co., Ltd.	264,415	424,219
*Daeduck Electronics Co., Ltd.	227,450	1,183,858
#*Daeduck Industries Co., Ltd.	77,750	647,930
Daegu Bank Co., Ltd.	748,092	9,531,818
#*Daegu Department Store Co., Ltd.	52,221	533,997
#*Daehan Flour Mills Co., Ltd.	7,560	833,305
#*Daehan Steel Co., Ltd.	57,220	653,477
#Daehan Synthetic Fiber Co., Ltd.	5,193	277,501
*Daekyo Co., Ltd.	346,480	1,667,718
*Daelim Industrial Co., Ltd.	171,614	11,283,799
*Daelim Trading Co., Ltd.	31,734	112,111
#*Daesang Holdings Co., Ltd.	109,156	280,635
#*Daesung Industrial Co., Ltd.	8,895	573,096
#*Daewoo Engineering & Construction Co., Ltd.	951,350	9,700,277
#*Daewoo Motor Sales Corp.	245,067	1,506,739
#*Daewoong Co., Ltd.	17,680	267,697
#*Dahaam E-Tec Co., Ltd.	9,515	226,365
*Daishin Securities Co., Ltd.	261,351	3,416,317
#*Daiyang Metal Co., Ltd.	77,290	112,877
#*Daou Technology, Inc.	152,520	975,939
*Digital Power Communications Co., Ltd.	113,840	124,847
*Dong Ah Tire Industrial Co., Ltd.	69,104	433,737
*Dong Hai Pulp Co., Ltd.	6,457	31,386
*Dongbang Agro Co., Ltd.	53,610	294,896
#*Dongbu Corp.	73,520	472,162
#*Dongbu HiTek Co., Ltd.	113,424	590,528
#*Dongbu Securities Co., Ltd.	142,296	753,974
#*Dongbu Steel Co., Ltd.	149,594	1,184,860
*Dong-Il Corp.	6,537	266,906
#*Dongil Industries Co., Ltd.	9,175	432,808
#Dongkuk Steel Mill Co., Ltd.	242,562	4,777,161
*Dongwha Pharm Co., Ltd.	134,990	673,778
#*Dongwon F&B Co., Ltd.	12,686	498,959
#*Dongwon Systems Corp.	154,020	208,098
#*Dongyang Engineering & Construction Corp.	9,995	138,715
*Dongyang Express Bus Corp.	2,969	68,236
#Dongyang Mechatronics Corp.	151,347	662,750
#*Doosan Construction & Engineering Co., Ltd.	176,150	1,006,650
#*Doosan Heavy Industries & Construction Co., Ltd.	620	43,844
*DPI Co., Ltd.	22,738	99,277
#*Eagon Industrial Co., Ltd.	23,940	251,918
#*e-Starco Co., Ltd.	170,050	104,277
*Eugene Investment & Securities Co., Ltd.	3,040,139	2,282,282
*Fursys, Inc.	33,450	790,661
#*Gaon Cable Co., Ltd.	14,154	343,152
*GIIR, Inc.	1,610	15,106
#*Global & Yuasa Battery Co., Ltd.	40,870	736,858
*Golden Bridge Investment & Securities Co., Ltd.	21,530	39,935
#*Green Cross Holdings Corp.	9,276	686,917
*GS Holdings Corp.	320,680	9,514,539
#Gwangju Shinsegae Co., Ltd.	2,707	300,670
*Halla Climate Control Corp.	219,060	2,229,283
#*Halla Engineering & Construction Corp.	38,260	867,412
#Han Kuk Carbon Co., Ltd.	25,070	135,921
#*Han Yang Securities Co., Ltd.	66,910	585,537
*Hana Financial Group, Inc.	1,084,033	30,864,376

1394

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Handok Pharmaceuticals Co., Ltd.	18,150	$214,611
*Handsome Corp.	110,990	1,363,310
*Hanil Cement Manufacturing Co., Ltd.	29,473	1,845,687
#*Hanil Construction Co., Ltd.	38,025	154,270
#*Hanil E-Wha Co., Ltd.	163,890	684,174
#*Hanjin Heavy Industries & Construction Co., Ltd.	203,224	3,751,630
#*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	885,934
#*Hanjin Shipping Co., Ltd.	314,880	6,396,529
#*Hanjin Shipping Holdings Co., Ltd.	60,709	795,910
#*Hanjin Transportation Co., Ltd.	50,240	1,499,162
*Hankook Cosmetics Co., Ltd.	110,860	248,363
*Hankuk Electric Glass Co., Ltd.	1,230	29,342
#*Hankuk Glass Industries, Inc.	29,050	533,495
*Hankuk Paper Manufacturing Co., Ltd.	17,900	465,019
#*Hanshin Construction Co., Ltd.	24,880	331,316
#*Hansol Chemical Co., Ltd.	42,777	431,626
*Hansol Paper Co., Ltd.	209,734	1,752,738
#*Hanssem Co., Ltd.	60,410	625,031
#*Hanwha Chemical Corp.	504,522	6,304,354
*Hanwha Non-Life Insurance Co., Ltd.	19,664	185,475
#*Hanwha Securities Co., Ltd.	249,195	1,880,218
#*Hanwha Timeworld Co., Ltd.	9,000	99,230
*Heung-A Shipping Co., Ltd.	106,352	73,690
#*Hite Holdings Co., Ltd.	86,500	1,683,902
*HMC Investment Securities Co., Ltd.	96,061	1,670,732
#*Honam Petrochemical Corp.	88,378	8,527,091
#Hotel Shilla Co., Ltd.	67,520	1,150,832
#*Huneed Technologies	9,003	50,772
#*Husteel Co., Ltd.	25,630	353,255
*Hwa Sung Industrial Co., Ltd.	44,200	218,106
*Hwacheon Machine Tool Co., Ltd.	2,050	62,094
#*Hwashin Co., Ltd.	59,700	210,236
#*Hyosung T & C Co., Ltd.	140,707	9,791,978
#*Hyundai Cement Co., Ltd.	28,905	336,206
*Hyundai Development Co.	148,810	4,591,022
#*Hyundai DSF Co., Ltd.	38,700	266,403
*Hyundai Elevator Co., Ltd.	22,090	1,007,232
#*Hyundai H & S Co., Ltd.	22,361	1,346,744
*Hyundai Hysco	270,550	3,672,628
#*Hyundai Merchant Marine Co., Ltd.	332,911	8,270,764
Hyundai Mipo Dockyard Co., Ltd.	70,716	6,590,240
#Hyundai Motor Co., Ltd.	895,824	86,500,356
#Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	196,214
*Hyundai Securities Co., Ltd.	755,949	8,868,380
#*Hyundai Steel Co.	238,900	17,462,817
#*Il Dong Pharmaceutical Co., Ltd.	23,534	635,112
#*Iljin Holdings Co., Ltd.	96,174	228,941
#*Ilshin Spinning Co., Ltd.	5,070	257,565
*Ilsung Pharmaceutical Co., Ltd.	9,060	483,580
*Industrial Bank of Korea, Ltd.	1,050,330	11,828,343
#*InziControls Co., Ltd.	27,640	70,945
#*IS Dongseo Co., Ltd.	45,400	288,267
#*ISU Chemical Co., Ltd.	40,930	427,220
#IsuPetasys Co., Ltd.	116,640	230,332
#*Jahwa Electronics Co., Ltd.	69,130	421,697
#*Jeil Pharmaceutical Co.	38,380	295,003
#Jeonbuk Bank, Ltd.	279,897	1,706,420
*Jinheung Mutual Savings Bank Co., Ltd.	144,160	490,819
#*K.C. Tech Co., Ltd.	125,925	500,083
#*KB Financial Group, Inc. ADR	1,786,083	76,337,187
KCC Corp.	30,892	9,045,187

1395

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Keangnam Enterprises, Ltd.	57,890	$469,864
#*Keyang Electric Machinery Co., Ltd.	187,450	355,028
#*KG Chemical Corp.	38,323	392,609
*Kia Motors Corp.	1,211,070	20,191,800
#*KIC, Ltd.	50,040	381,057
#*KISCO Corp.	29,571	1,130,041
*KISWIRE, Ltd.	50,083	1,511,053
#*Kodenshi Korea Corp.	64,590	176,658
#*Kolon Engineering & Construction Co., Ltd.	101,960	500,101
#Kolon Industries, Inc.	70,909	2,624,564
#*Korea Cast Iron Pipe Co., Ltd.	63,778	247,022
#*Korea Development Co., Ltd.	84,420	353,555
*Korea Development Leasing Corp.	14,092	389,734
#*Korea Electric Terminal Co., Ltd.	42,160	669,780
#*Korea Exchange Bank	1,497,450	16,934,524
#*Korea Express Co., Ltd.	44,750	2,071,442
#*Korea Flange Co., Ltd.	18,630	171,834
*Korea Investment Holdings Co., Ltd.	238,116	6,267,594
#*Korea Iron & Steel Co., Ltd.	9,993	545,904
#*Korea Kolmar Co., Ltd.	20,300	71,008
#*Korea Komho Petrochemical Co., Ltd.	69,229	1,129,985
#*Korea Line Corp.	35,553	1,251,580
*Korea Mutual Savings Bank	19,600	204,043
#*Korea Petrochemical Industry Co., Ltd.	25,400	861,567
*Korean Air Co., Ltd.	221,834	10,731,917
#*Korean Air Terminal Service Co., Ltd.	10,970	331,671
*Korean French Banking Corp.	358,946	246,608
#*KP Chemical Corp.	304,576	2,036,704
*KPX Chemical Co., Ltd.	10,134	391,810
*KPX Fine Chemical Co., Ltd.	1,486	78,046
#*KPX Holdings Corp.	7,249	366,789
#*KTB Securities Co., Ltd.	336,060	1,058,949
#Kukdo Chemical Co., Ltd.	21,360	483,096
#*Kumho Industrial Co., Ltd.	175,325	695,310
*Kumho Investment Bank	637,880	593,199
#*Kumho Tire Co., Inc.	286,360	791,030
#*Kunsul Chemical Industrial Co., Ltd.	22,480	271,058
#*Kwang Dong Pharmaceutical Co., Ltd.	278,920	646,432
#Kyeryong Construction Industrial Co., Ltd.	32,010	536,250
#*Kyobo Securities Co., Ltd.	67,440	578,245
*Kyung Dong Navien Co., Ltd.	3,860	98,635
*Kyung Nong Corp.	60,670	224,975
#*Kyungbang Co., Ltd.	4,806	484,998
*Kyung-in Synthetic Corp.	125,280	386,223
#LG Display Co., Ltd.	444,000	14,353,122
#*LG Display Co., Ltd. ADR	1,606,037	26,049,920
#*LG Fashion Corp.	17,900	401,599
LG International Corp.	15,833	366,979
*LG Telecom, Ltd.	247,730	1,913,556
*Livart Furniture Co., Ltd.	14,170	100,088
#*Lotte Chilsung Beverage Co., Ltd.	4,465	3,180,299
#*Lotte Confectionary Co., Ltd.	4,663	4,946,288
#*Lotte Midopa Co., Ltd.	84,420	811,324
#*Lotte Sam Kang Co., Ltd.	5,689	1,165,952
#*Lotte Shopping Co., Ltd.	52,813	13,561,107
#*Meritz Securities Co., Ltd.	1,085,155	1,121,292
*Mi Chang Oil Industrial Co., Ltd.	3,650	125,793
*Moorim Paper Co., Ltd.	57,710	413,384
*Motonic Corp.	6,400	40,822
#*Namkwang Engineering & Construction Co., Ltd.	39,006	237,414
*Namyang Dairy Products Co., Ltd.	3,166	1,324,317

1396

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Nexen Corp.	6,410	$207,081
*NH Investment & Securities Co., Ltd.	176,431	1,511,505
#Nong Shim Co., Ltd.	16,560	3,246,892
*Nong Shim Holdings Co., Ltd.	13,419	755,209
*Noroo Paint Co., Ltd.	37,899	97,863
*ON*Media Corp.	378,990	1,126,447
#Ottogi Corp.	10,309	1,177,021
*Pacific Corp.	20,943	2,375,380
*Pacific Pharmaceutical Co., Ltd.	3,840	103,783
Pang Rim Co., Ltd.	15,040	161,237
*PaperCorea, Inc.	19,552	132,020
#Pohang Coated Steel Co., Ltd.	17,630	366,550
#*Poong Lim Industrial Co., Ltd.	74,350	154,874
#*Poongsan Corp.	104,030	1,773,085
#*Poongsan Holdings Corp.	29,678	494,434
POSCO	420	191,580
#*POSCO ADR	965,262	109,026,343
#*Pulmuone Co., Ltd.	6,125	263,224
*Pum Yang Construction Co., Ltd.	31,885	168,108
#*Pusan City Gas Co., Ltd.	65,770	1,142,048
#*S&T Daewoo Co., Ltd.	34,580	772,516
#S&T Dynamics Co., Ltd.	138,204	1,641,892
#S&T Holdings Co., Ltd.	52,273	672,814
*Sam Kwang Glass Industrial Co., Ltd.	19,870	705,449
*Sam Yung Trading Co., Ltd.	14,352	59,224
#*Sambu Construction Co., Ltd.	27,146	524,419
#*Samho International Co., Ltd.	12,120	34,328
*Samhwa Crown and Closure Co., Ltd.	1,749	31,709
*Samhwa Paints Industrial Co., Ltd.	48,610	181,562
#Samick Musical Instruments Co., Ltd.	621,710	449,842
Samsung Corp.	569,540	28,157,034
#Samsung Fine Chemicals Co., Ltd.	48,882	1,996,683
#Samsung SDI Co., Ltd.	193,959	22,624,975
#*Samwhan Corp.	40,500	333,746
*Samyang Corp.	36,876	1,259,078
#*Samyang Genex Co., Ltd.	12,242	666,632
*Samyang Tongsang Co., Ltd.	8,060	159,402
#*Samyoung Electronics Co., Ltd.	73,630	647,215
#*SC Engineering Co., Ltd.	34,640	145,191
#*Seah Besteel Corp.	100,300	1,290,192
*SeAH Holdings Corp.	12,561	634,721
#*SeAH Steel Corp.	17,133	513,209
#*Sebang Co., Ltd.	80,550	870,525
#*Sejong Industrial Co., Ltd.	101,600	564,374
#*SH Chemical Co., Ltd.	528,345	222,735
*Shell-Line Co., Ltd.	3,820	32,866
#*Shin Won Corp.	234,730	377,602
*Shin Young Securities Co., Ltd.	29,240	895,366
*Shin Young Wacoal, Inc.	273	23,784
#*Shinhan Engineering & Construction Co., Ltd.	23,320	206,484
*Shinhan Financial Group Co., Ltd.	532,486	18,592,934
#*Shinhan Financial Group Co., Ltd. ADR	696,472	48,251,580
#*Shinpoong Pharmaceutical Co., Ltd.	13,200	343,727
#Shinsegae Engineering & Construction Co., Ltd.	8,470	94,751
#*Shinsung Holdings Co., Ltd.	79,589	277,402
*Shinsung Tongsang Co., Ltd.	342,500	135,338
#Silla Trading Co., Ltd.	26,105	256,531
#*Sindo Ricoh Co., Ltd.	32,751	1,522,252
#*SJM Co., Ltd.	60,580	255,152
#SK Co., Ltd.	182,809	13,086,574
#SK Energy Co., Ltd.	233,120	21,160,106

1397

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
SK Gas Co., Ltd.	30,216	$1,180,325
#SK Networks Co., Ltd.	286,430	2,549,725
#SKC Co., Ltd.	143,710	2,070,784
#*SL Corp.	37,480	195,949
#*Ssangyong Cement Industry Co., Ltd.	193,556	1,304,125
#*STX Corp.	115,787	1,641,786
#*STX Engine Co., Ltd.	112,030	1,725,247
#*STX Offshore & Shipbuilding Co., Ltd.	282,490	2,829,474
#*STX Pan Ocean Co., Ltd.	634,500	6,415,936
#*Suheung Capsule Co., Ltd.	52,170	300,957
*Sung Bo Chemicals Co., Ltd.	4,130	108,418
#*Sung Shin Cement Co., Ltd.	69,040	496,332
*Sungchang Enterprise Holdings, Ltd.	1,970	30,464
#*Sungwon Corp.	69,880	92,010
#*Sunjin Co., Ltd.	7,650	228,097
Tae Kwang Industrial Co., Ltd.	3,447	2,027,385
#*Tae Kyung Industrial Co., Ltd.	92,200	388,074
#*Taeyoung Engineering & Construction	275,480	1,145,288
#*Tai Han Electric Wire Co., Ltd.	146,747	2,070,667
*Tai Lim Packaging Industries Co., Ltd.	134,200	113,642
#*Tec & Co.	427,170	111,731
#*Telcoware Co., Ltd.	36,000	254,466
*Tong Kook Corp.	607	816
*Tong Yang Securities, Inc.	300,000	2,761,524
#*TS Corp.	11,001	467,658
*Uangel Corp.	16,270	86,064
#*Unid Co., Ltd.	32,400	1,007,304
*Union Steel Manufacturing Co., Ltd.	38,857	639,832
Wiscom Co., Ltd.	32,980	113,787
#*Woongjin.Com Co., Ltd.	219,380	1,822,086
*Woori Finance Holdings Co., Ltd.	1,403,658	16,095,895
#*Woori Financial Co., Ltd.	59,070	380,634
*Woori Investment & Securities Co., Ltd.	528,120	6,878,998
#*YESCO Co., Ltd.	18,780	397,759
#*Yoosung Enterprise Co., Ltd.	109,716	198,265
#*Youlchon Chemical Co., Ltd.	82,970	585,319
*Young Poong Mining & Construction Corp.	18,030	854
#*Youngone Corp.	42,442	1,232,310
*Youngpoong Corp.	4,601	1,933,795
*Yuhwa Securities Co., Ltd.	28,680	351,647
*Zinus, Inc.	1,866	6,023

TOTAL SOUTH KOREA		945,394,334

TAIWAN — (10.9%)
*A.G.V. Products Corp.	3,043,429	1,076,404
*Abocom Systems, Inc.	340,752	128,519
*Acbel Polytech, Inc.	1,453,220	1,132,381
*Accton Technology Corp.	5,114,000	2,254,373
*Action Electronics Co., Ltd.	1,443,000	510,071
*Advancetek Enterprise Co., Ltd.	2,000	1,220
*Ambassador Hotel (The)	274,000	307,186
*Ampoc Far East Co., Ltd.	358,000	191,837
*Amtran Technology Co., Ltd.	1,845,693	1,832,351
*Arima Communication Corp.	2,339,000	1,012,612
*Arima Optoelectronics Corp.	1,045,000	327,719
*Asia Cement Corp.	11,500,327	10,851,592
*Asia Chemical Corp.	1,756,000	691,149
*Asia Optical Co, Inc.	1,337,000	2,781,410
*Asia Polymer Corp.	1,632,489	1,389,189
*Asia Vital Components Co., Ltd.	202,307	221,927
*Asustek Computer, Inc.	8,385,422	16,184,586

1398

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*AU Optronics Corp.	4,093,812	$4,496,165
#*AU Optronics Corp. Sponsored ADR	5,821,675	63,689,122
*Audix Co., Ltd.	1,079,164	738,364
*Aurora Systems Corp.	383,281	249,574
*Avision, Inc.	1,507,555	727,872
*Bank of Kaohsiung Co., Ltd.	3,947,926	1,317,064
*Behavior Tech Computer Corp.	884,716	111,651
*Bes Engineering Corp.	10,945,443	2,730,359
*Biostar Microtech International Corp.	77,595	54,437
*C Sun Manufacturing, Ltd.	224,838	124,431
*Cameo Communications, Inc.	1,521,000	815,491
*Carnival Industrial Corp.	2,726,000	683,403
*Cathay Chemical Works, Inc.	857,000	293,872
*Cathay Real Estate Development Co., Ltd.	7,900,421	3,484,416
*Central Reinsurance Co., Ltd.	2,457,781	966,990
*Chain Qui Development Co., Ltd.	598,173	517,720
*Champion Building Materials Co., Ltd.	2,472,040	1,442,660
*Chang Hwa Commercial Bank	40,500,459	18,236,152
*Chang-Ho Fibre Corp.	192,000	64,540
*Charoen Pokphand Enterprises Co., Ltd.	1,344,000	624,810
*Cheng Loong Corp.	8,527,480	3,214,426
*Cheng Uei Precision Industry Co., Ltd.	235,620	479,908
*Chenming Mold Industrial Corp.	798,040	407,357
*Chi Mei Optoelectronic Corp.	39,881,932	31,012,454
*Chia Hsin Cement Corp.	4,419,594	2,170,912
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	457,850
*Chilisin Electronics Corp.	860,300	615,808
*China Airlines, Ltd.	5,973,866	1,995,161
*China Chemical & Pharmaceutical Co.	480,264	284,046
*China Development Financial Holding Corp.	81,400,032	22,515,857
*China Electric Manufacturing Co., Ltd.	361,200	224,869
*China General Plastics Corp.	3,008,000	1,151,249
*China Glaze Co., Ltd.	820,000	447,849
*China Man-Made Fiber Co., Ltd.	10,273,813	2,347,204
*China Metal Products Co., Ltd.	479,399	641,793
*China Motor Co., Ltd.	6,039,749	3,480,191
*China Petrochemical Development Corp.	13,753,580	5,118,741
*China Rebar Co., Ltd.	439,188	—
*China Steel Structure Co., Ltd.	885,219	687,076
*China Synthetic Rubber Corp.	3,312,711	3,195,339
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,472,000	904,805
*Chinatrust Financial Holdings Co., Ltd.	57,940,946	31,541,730
*Chin-Poon Industrial Co., Ltd.	3,141,815	2,449,026
*Chun Yu Works & Co., Ltd.	2,079,000	619,676
*Chun Yuan Steel Industrial Co., Ltd.	3,664,191	1,444,072
*Chung Hsin Electric & Machinery Co., Ltd.	2,451,000	1,368,317
*Chung Hwa Pulp Corp.	4,631,419	2,051,540
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	83,303,045	10,148,562
*CMC Magnetics Corp.	24,639,000	6,232,955
*Collins Co., Ltd.	1,769,823	609,125
*Compal Electronics, Inc.	2,428,705	3,367,044
*Compeq Manufacturing Co., Ltd.	8,639,000	2,472,499
*Compex International Co., Ltd.	46,400	290
*Continental Engineering Corp.	5,097,848	1,947,229
*Cosmos Bank Taiwan	935,757	258,434
*Da-Cin Construction Co., Ltd.	756,579	459,049
*Delpha Construction Co., Ltd.	1,642,528	595,430
*Depo Auto Parts Industrial Co., Ltd.	50,000	119,892

1399

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Der Pao Construction Co., Ltd.	1,139,000	$29,236
*Diamond Flower Electric Instrument Co., Ltd.	69,281	81,934
*D-Link Corp.	1,911,780	1,997,783
*E.Sun Financial Holding Co., Ltd.	15,969,578	5,962,415
*Eastern Media International Corp.	8,183,399	1,872,036
*Eclat Textile Co., Ltd.	952,204	591,410
*Edom Technology Co., Ltd.	456,800	245,208
*Elite Material Co., Ltd.	102,237	68,050
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,888,712
*Enlight Corp.	1,184,549	47,282
*EnTie Commercial Bank	716,232	182,859
*Eva Airways Corp.	11,743,944	4,626,795
*Ever Fortune Industrial Co., Ltd.	409,000	4,225
*Everest Textile Co., Ltd.	3,474,002	676,213
*Evergreen International Storage & Transport Corp.	2,962,000	2,332,687
*Evergreen Marine Corp., Ltd.	10,174,527	5,872,369
*Everspring Industry Co., Ltd.	582,180	202,582
*Far Eastern Department Stores, Ltd.	3,267,064	3,108,071
*Far Eastern International Bank	11,102,514	3,536,161
*Federal Corp.	3,092,876	2,357,330
*First Copper Technology Co., Ltd.	2,596,750	1,087,561
*First Financial Holding Co., Ltd.	46,440,361	25,911,891
*First Hotel	664,339	552,744
*First Insurance Co., Ltd. (The)	2,140,064	757,060
*First Steamship Co., Ltd.	215,717	318,200
*Formosa Chemicals & Fiber Co., Ltd.	3,318,660	7,165,611
*Formosa Taffeta Co., Ltd.	7,804,511	5,690,950
*Formosan Rubber Group, Inc.	2,180,000	1,820,528
*Formosan Union Chemical Corp.	702,078	284,217
*Fu I Industrial Co., Ltd.	290,400	77,826
*Fubon Financial Holding Co., Ltd.	32,256,000	37,523,410
*Fullerton Technology Co., Ltd.	299,000	312,175
*Fwuson Industry Co., Ltd.	1,737,220	651,949
*G Shank Enterprise Co., Ltd.	792,880	588,724
*G.T.M. Corp.	1,101,000	705,912
*Getac Technology Corp.	1,836,065	1,471,366
*Giantplus Technology Co., Ltd.	1,590,000	897,062
*Giga-Byte Technology Co., Ltd.	5,303,287	5,042,799
Gold Circuit Electronics, Ltd.	3,821,865	1,435,895
*Goldsun Development & Construction Co., Ltd.	9,610,427	4,021,653
*Good Will Instrument Co., Ltd.	383,670	277,945
*Grand Pacific Petrochemical Corp.	3,861,000	1,957,412
*Great China Metal Industry Co., Ltd.	1,577,000	989,160
*Great Wall Enterprise Co., Ltd.	1,059,393	1,079,876
*Hannstar Board Corp.	1,465,000	1,265,569
*HannStar Display Corp.	37,182,000	8,383,901
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	3,929,000	2,331,504
*Hitron Technologies, Inc.	759,335	489,525
*Ho Tung Holding Corp.	4,274,468	2,169,446
*Hocheng Corp.	2,671,300	901,720
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	1,069,657
*Holystone Enterprise Co., Ltd.	1,325,000	1,912,800
*Hong Tai Electric Industrial Co., Ltd.	2,166,000	866,938
*Hsin Kuang Steel Co., Ltd.	1,584,124	1,608,912
*Hsing Ta Cement Co., Ltd.	2,071,980	652,132
*Hua Eng Wire & Cable Co., Ltd.	4,644,035	1,571,735
*Hua Nan Financial Holding Co., Ltd.	8,889,258	5,138,841
*Hualon Corp.	257,040	8,690
*Hung Ching Development & Construction Co., Ltd.	1,838,468	1,165,688
*Hung Sheng Construction Co., Ltd.	3,953,000	2,377,514

1400

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Hwa Fong Rubber Co., Ltd.	1,948,960	$891,794
*Ichia Technologies, Inc.	3,181,260	1,764,529
*Inernational Semiconductor Technology, Ltd.	2,788,000	1,323,100
*Innolux Display Corp.	11,558,140	18,930,146
*Inotera Memories, Inc.	3,280,070	2,333,334
*Inventec Corp.	14,868,859	8,486,104
*Jui Li Enterprise Co., Ltd.	712,760	202,209
*K Laser Technology, Inc.	843,601	534,399
*Kang Na Hsiung Co., Ltd.	1,409,078	915,418
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	504,482
*Kaulin Manufacturing Co., Ltd.	1,259,656	738,433
*Kee Tai Properties Co., Ltd.	1,025,236	519,142
*King Yuan Electronics Co., Ltd.	10,624,862	4,989,508
*Kingdom Construction Co., Ltd.	907,000	744,323
*King’s Town Bank	5,689,012	1,430,775
*Kinko Optical Co., Ltd.	172,000	130,524
*Kinpo Electronics, Inc.	11,607,375	3,433,889
*Kuoyang Construction Co., Ltd.	641,029	481,646
*Kwong Fong Industries Corp.	4,296,000	1,323,034
*L&K Engineering Co., Ltd.	326,000	372,466
*Lan Fa Textile Co., Ltd.	2,409,703	661,056
*Lead Data Co., Ltd.	2,033,458	497,949
*Lealea Enterprise Co., Ltd.	5,585,000	1,408,272
*Lee Chang Yung Chemical Industry Corp.	2,306,713	2,686,001
*Lee Chi Enterprises Co., Ltd.	1,564,900	526,413
*Leofoo Development Co., Ltd.	1,777,000	1,048,232
*Li Peng Enterprise Co., Ltd.	4,587,712	1,896,916
*Lian Hwa Foods Corp.	157,000	64,544
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	391,878
*Lien Hwa Industrial Corp.	4,294,640	2,015,670
*Lingsen Precision Industries, Ltd.	2,580,481	1,180,371
*Lite-On Semiconductor Corp.	642,000	404,533
*Lite-On Technology Corp.	10,539,645	13,362,283
*Long Bon International Co., Ltd.	2,839,301	1,559,807
*Long Chen Paper Co., Ltd.	4,559,369	1,458,219
*Lucky Cement Corp.	2,877,000	710,672
*Macronix International Co., Ltd.	25,770,028	14,332,365
*Marketech International Corp.	497,000	265,638
*Masterlink Securities Corp.	8,343,000	3,351,199
*Mayer Steel Pipe Corp.	988,364	718,760
*Maywufa Co., Ltd.	192,264	87,497
*Mega Financial Holding Co., Ltd.	69,737,000	37,521,138
*Megamedia Corp.	782	6
*Meiloon Co., Ltd.	1,024,352	407,566
*Mercuries & Associates, Ltd.	3,533,829	1,698,436
*Mercuries Data Co., Ltd.	649,800	183,171
*Merry Electronics Co., Ltd.	175,000	336,204
*Microelectronics Technology, Inc.	3,068,123	1,871,435
*Micro-Star International Co., Ltd.	6,989,985	4,328,131
*Mitac International Corp.	7,817,000	3,581,481
*Mobiletron Electronics Co., Ltd.	90,000	66,773
*Mustek Systems, Inc.	210,074	54,117
*Nantex Industry Co., Ltd.	1,576,232	1,034,671
*New Asia Construction & Development Co., Ltd.	1,011,542	220,593
*Nien Hsing Textile Co., Ltd.	3,910,000	2,102,487
*Ocean Plastics Co., Ltd.	7,776	5,378
*Optimax Technology Corp.	3,466,000	336,336
*Orient Semiconductor Electronics, Ltd.	372,276	94,451
*Oriental Union Chemical Corp.	3,567,225	2,695,962
*Pacific Construction Co., Ltd.	4,079,256	698,681
*Pan Jit International, Inc.	2,473,818	2,014,779

1401

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Phihong Technology Co., Ltd.	2,254,661	$2,178,117
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	731,000	510,042
*Polaris Securities Co., Ltd.	5,840,000	2,951,166
*Potrans Electrical Corp.	1,139,000	155,451
*Pou Chen Corp.	12,362,500	9,275,087
*Powercom Co., Ltd.	209,000	148,226
*President Securities Corp.	2,644,000	1,544,464
*Prince Housing & Development Corp.	4,151,737	1,970,223
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	122,487
*Promate Electronic Co., Ltd.	282,000	204,551
*Qisda Corp.	7,579,952	3,918,042
*Quintain Steel Co., Ltd.	2,435,250	784,847
*Radiant Opto-Electronics Corp.	2,962,000	4,081,417
*Radium Life Tech Corp.	1,254,865	1,040,392
*Ralec Electronic Corp.	383,163	574,104
*Rechi Precision Co., Ltd.	1,701,000	586,758
*Ritek Corp.	23,019,622	5,829,112
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,195,684	1,221,459
*Sanyang Industrial Co., Ltd.	6,088,268	2,297,340
*Sanyo Electric Co., Ltd.	368,000	364,785
*Sheng Yu Steel Co., Ltd.	1,716,000	1,203,118
*Shihlin Electric & Engineering Corp.	2,599,000	3,145,113
*Shin Kong Financial Holding Co., Ltd.	15,166,021	5,777,698
*Shinkong Co., Ltd.	2,182,412	1,396,525
*Shinkong Synthetic Fibers Co., Ltd.	10,443,342	3,368,471
*Sigurd Microelectronics Corp.	2,269,608	1,252,901
*Silicon Integrated Systems Corp.	4,814,165	3,405,345
*Sinbon Electronics Co., Ltd.	1,284,000	822,401
*Sincere Navigation Corp.	538,692	663,467
*Sinkang Industries Co., Ltd.	806,669	558,286
*Sinon Corp.	3,047,877	1,231,831
*SinoPac Holdings Co., Ltd.	60,339,809	19,770,938
*Siward Crystal Technology Co., Ltd.	933,875	405,410
*Solomon Technology Corp.	1,316,950	541,090
*South East Soda Manufacturing Co., Ltd.	927,500	865,244
*Southeast Cement Co., Ltd.	3,208,700	1,100,029
*SPI Electronic Co., Ltd.	272,500	333,127
*Spirox Corp.	442,662	304,265
*Springsoft, Inc.	1,312,000	1,386,128
*Standard Chemical & Pharmaceutical Co., Ltd.	155,310	124,831
*Standard Foods Taiwan, Ltd.	158,250	197,338
*Star Travel Taiwan Co., Ltd.	275,460	220,482
*Stark Technology, Inc.	827,200	697,683
*Sunonwealth Electric Machine Industry Co., Ltd.	728,421	605,468
*Sunplus Technology Co., Ltd.	4,538,620	4,243,240
*Sweeten Construction Co., Ltd.	520,000	279,368
*Sysware Systex Corp.	828,801	1,107,865
*T JOIN Transportation Co., Ltd.	2,108,000	1,380,628
*Ta Chen Stainless Pipe Co., Ltd.	2,078,864	1,526,318
*Ta Chong Bank, Ltd.	14,818,906	2,847,550
*Ta Ya Electric Wire & Cable Co., Ltd.	5,127,732	1,277,391
*Ta Yih Industrial Co., Ltd.	192,000	221,382
*Tah Hsin Industrial Corp.	1,452,000	1,005,812
*Ta-I Technology Co., Ltd.	1,330,195	1,633,488
*Taichung Commercial Bank	9,743,754	2,406,592
*Tainan Enterprises Co., Ltd.	536,850	541,986
*Tainan Spinning Co., Ltd.	10,204,000	3,797,265
*Taishin Financial Holdings Co., Ltd.	46,043,000	18,520,395

1402

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taisun Enterprise Co., Ltd.	2,050,721	$756,761
*Taita Chemical Co., Ltd.	2,126,400	835,018
*Taiwan Business Bank	28,343,549	7,311,381
*Taiwan Cement Corp.	15,674,807	14,547,115
*Taiwan Cogeneration Corp.	2,440,000	1,231,873
*Taiwan Cooperative Bank	32,873,902	19,184,625
*Taiwan Flourescent Lamp Co., Ltd.	756,000	70,522
*Taiwan Fu Hsing Industrial Co., Ltd.	536,000	332,249
*Taiwan Glass Industrial Corp.	8,054,803	6,696,823
*Taiwan International Securities Corp.	1,554,000	445,014
*Taiwan Kai Yih Industrial Co., Ltd.	1,033,060	920,710
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Mask Corp.	2,615,000	991,638
*Taiwan Paiho Co., Ltd.	1,557,000	1,191,524
*Taiwan Pulp & Paper Corp.	2,425,000	749,706
*Taiwan Sakura Corp.	1,660,869	739,490
*Taiwan Sogo Shinkong Security Co., Ltd.	1,356,205	930,291
*Taiwan Styrene Monomer Corp.	4,013,856	2,228,074
*Taiwan Tea Corp.	2,637,273	1,491,995
*Taiyen Biotech Co., Ltd.	1,776,000	1,053,042
*Tatung Co., Ltd.	36,756,000	7,988,306
*Teapo Electronic Corp.	2,496,670	389,887
*Teco Electric & Machinery Co., Ltd.	15,963,834	6,433,357
*Tecom, Ltd.	805,753	307,535
*Test-Rite International Co., Ltd.	1,786,332	981,202
*Ton Yi Industrial Corp.	7,349,810	2,678,062
*Tong-Tai Machine & Tool Co., Ltd.	185,000	147,283
*Topco Scientific Co., Ltd.	583,000	764,826
*Tsann Kuen Enterprise Co., Ltd.	183,640	297,576
*Tung Ho Steel Enterprise Corp.	2,878,769	3,203,510
*TYC Brother Industrial Co., Ltd.	1,596,048	1,085,490
*Tycoons Group Enterprise Co., Ltd.	3,989,000	925,080
*Tze Shin International Co., Ltd.	981,665	401,358
*Unimicron Technology Corp.	4,999,416	6,048,034
*Union Bank of Taiwan	9,425,577	1,738,060
*Unitech Electronics Co., Ltd.	1,249,739	713,249
*Unitech Printed Circuit Board Corp.	3,176,265	1,121,685
*United Integration Service Co., Ltd.	1,578,000	1,413,399
*United Microelectronics Corp.	106,490,069	52,635,383
*Universal Cement Corp.	4,398,551	2,219,090
*Universal Microelectronics Co., Ltd.	747,491	332,892
*Universal Scientific Industrial Co., Ltd.	7,245,366	4,682,913
*Universal, Inc.	46,660	33,393
*UPC Technology Corp.	5,203,437	2,682,811
*USI Corp.	5,122,000	3,140,394
*U-TECH Media Corp.	1,566,799	768,007
*Ve Wong Corp.	1,334,600	1,014,964
*Waffer Technology Co., Ltd.	1,131,000	351,637
*Wah Lee Industrial Corp.	16,000	20,326
*Walsin Lihwa Corp.	23,434,412	7,960,304
*Walsin Technology Corp., Ltd.	4,207,876	2,101,398
*Walton Advanced Engineering, Inc.	629,000	295,132
*Wan Hai Lines Co., Ltd.	2,462,000	1,230,329
*Wan Hwa Enterprise Co., Ltd.	798,919	429,161
*Waterland Financial Holdings	20,372,080	6,438,644
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	492,018
*Weikeng Industrial Co., Ltd.	1,344,000	795,201
*Wellypower Optronics Corp.	123,000	139,991
*Winbond Electronics Corp.	29,524,000	7,207,566
*Wintek Corp.	8,764,000	6,784,320
*Wistron NeWeb Corp.	360,950	571,078

1403

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*WT Microelectronics Co., Ltd.	1,653,000	$1,212,370
*Wus Printed Circuit Co., Ltd.	3,176,928	1,171,832
*Yageo Corp.	26,995,840	9,358,693
*Yang Ming Marine Transport Corp.	11,471,615	4,112,385
*Yeung Cyang Industrial Co., Ltd.	951,667	741,320
*Yieh Phui Enterprise Co., Ltd.	9,876,179	3,768,564
*Yosun Industrial Corp.	2,450,044	2,326,154
*Yuanta Financial Holding Co., Ltd.	8,303,422	5,267,322
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,869,758
*Yulon Motor Co., Ltd.	11,058,572	11,097,879
*Yulon Nissan Motor Co., Ltd.	348,000	672,256
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	65,687	88,234
*Yung Tay Engineering Co., Ltd.	3,315,000	2,405,013
*Zenitron Corp.	1,400,000	936,936
*Zig Sheng Industrial Co., Ltd.	4,011,378	1,500,693
*Zippy Technology Corp.	343,000	254,739
*Zyxel Communication Corp.	4,187,000	3,353,825

TOTAL TAIWAN		999,185,789

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	141,475
*ACL Bank PCL (Foreign)	5,139,500	1,687,620
*Asia Plus Securities PCL (Foreign)	7,008,500	314,585
*Ayudhya Insurance PCL (Foreign)	228,500	103,942
*Bangchak Petroleum PCL (Foreign)	4,344,700	1,858,555
*Bangkok Bank PCL (Foreign)	4,453,800	15,161,301
*Bangkok Bank PCL (Foreign) NVDR	4,490,900	15,287,595
*Bangkok Expressway PCL (Foreign)	3,883,500	2,351,509
*Bangkok First Investment & Trust PCL (Foreign)	521,300	59,990
Bangkok Insurance PCL (Foreign)	87,880	635,373
*Bangkokland PCL	78,669,103	1,232,352
*Bank of Ayudhya PCL (Foreign)	16,269,800	9,606,509
*Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,455,903
Capital Nomura Securities PCL (Foreign)	478,400	305,530
Capital Nomura Securities PCL (Foreign) NVDR	45,000	28,739
*Central Plaza Hotel PCL (Foreign)	6,525,000	766,606
*Charoen Pokphand Foods PCL (Foreign)	13,430,540	4,652,846
*Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,546,370
*Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,223,677
*Erawan Group PCL (Foreign)	4,288,950	302,339
*G J Steel PCL (Foreign)	208,666,400	1,131,494
*Hana Microelectronics PCL (Foreign)	1,555,000	983,732
*Hermraj Land & Development PCL (Foreign)	64,383,100	1,474,052
*ICC International PCL (Foreign)	2,710,500	3,184,501
*IRPC PCL (Foreign)	68,871,400	9,045,920
*Italian-Thai Development PCL (Foreign) NVDR	17,827,500	1,471,527
*Jasmine International PCL (Foreign)	6,917,600	97,945
*Kasikornbank PCL (Foreign)	1,193,700	3,164,501
*Kasikornbank PCL (Foreign) NVDR	164,500	408,834
*Kiatnakin Finance PCL (Foreign)	2,815,900	2,044,380
*Krung Thai Bank PCL (Foreign)	36,862,700	10,660,700
*Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,617,593
*Loxley PCL (Foreign)	3,313,700	203,644
*MBK Development PCL (Foreign)	888,800	1,934,502
*Padaeng Industry PCL (Foreign) NVDR	1,600,800	814,988
*Polyplex PCL (Foreign)	5,424,000	1,013,068
Precious Shipping PCL (Foreign)	3,543,300	2,006,749
*PTT Aromatics & Refining PCL (Foreign)	6,444,516	4,775,873
*PTT Chemical PCL (Foreign)	4,681,310	11,951,831
*Quality Houses PCL (Foreign)	2,604,400	174,176
*Regional Container Lines PCL (Foreign)	5,884,700	1,701,856

1404

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Rojana Industrial Park PCL (Foreign)	322,500	$86,952
*Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,690,414
*Saha Pathanapibul PCL (Foreign)	1,594,833	984,910
*Saha-Union PCL (Foreign)	2,976,400	1,757,416
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	2,324,711
*Sansiri PCL (Foreign)	9,982,900	1,311,205
*Serm Suk PCL (Foreign) NVDR	39,000	18,446
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,193,405
*Siam City Bank PCL (Foreign)	5,850,600	5,419,670
*Siam Commercial Bank PCL (Foreign)	3,303,900	7,937,521
Siam Makro PCL (Foreign)	42,200	110,601
*Sri Trang Agro Industry PCL (Foreign)	140,000	109,655
*Supalai PCL (Foreign)	8,329,366	1,505,534
*Tata Steel (Thailand) PCL (Foreign)	27,838,200	1,517,914
*Thai Oil PCL (Foreign)	2,420,800	2,971,761
*Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,053,556
Thai Rayon PCL (Foreign)	165,000	233,620
*Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	469,462
*Thai Union Frozen Products PCL (Foreign)	810,500	805,739
*Thai Wacoal PCL (Foreign)	93,300	105,400
*Thanachart Capital PCL (Foreign)	6,228,800	3,640,269
*Thoresen Thai Agencies PCL (Foreign)	2,560,800	2,044,320
*Ticon Industrial Connection PCL (Foreign)	607,000	160,916
*Tisco Financial Group PCL (Foreign)	1,041,700	690,387
#*Total Access Communication PCL (Foreign) ADR	1,264,380	1,365,530
*TPI Polene PCL (Foreign)	9,987,124	2,512,200
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	186,523
*Univentures PCL (Foreign)	3,481,400	234,925
*Vinythai PCL (Foreign)	5,239,317	1,033,816

TOTAL THAILAND		164,061,460

TURKEY — (2.4%)
*Adana Cimento Sanayi Ticaret A.S.	554,691	201,339
*Akbank T.A.S.	762	4,449
*Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,551,728
*Akenerji Elektrik Uretim A.S.	129,711	1,574,143
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	2,390,736
*Aksigorta A.S.	1,324,168	1,634,752
*Alarko Holding A.S.	1,013,092	2,819,523
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	4
*Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	2,506,536
*Anadolu Cam Sanayii A.S.	1,486,817	2,109,504
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	4
*Arcelik A.S.	1,552,149	6,136,567
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	207,619	1,777,574
*Asya Katilim Bankasi A.S.	123,911	321,748
*Ayen Enerji A.S.	415,323	780,738
*Aygaz A.S.	1,118,602	4,876,936
*Bagfas Bandirma Gubre Fabrikalari A.S.	1,931	148,291
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	3
*Bati Anabolu Cimento A.S.	280,524	1,317,302
*Bolu Cimento Sanayii A.S.	787,034	1,025,965
*Borusan Mannesmann Boru Sanayi A.S.	14,873	137,461
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	1
*Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	2,735,938
*Deva Holding A.S.	35,166	88,554
*Dogan Gazetecilik A.S.	515,628	1,231,497
*Dogan Sirketler Grubu Holding A.S.	9,540,148	6,956,934
*Dogan Yayin Holding A.S.	2,311,143	2,342,423
*Dogus Otomotiv Servis ve Ticaret A.S.	335,434	1,198,998

1405

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,801,852	$3,400,138
*Enka Insaat ve Sanayi A.S.	1	5
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,547	23,267,337
*Finans Fin Kirala T.A.S.	198,362	294,013
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	2,246	248,374
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	1	1
*Global Yatirim Holding A.S.	2,295,251	1,248,471
*Goldas Kuyumculuk Sanayi A.S.	552,019	454,196
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	929,131
*Goodyear Lastikleri T.A.S.	124,529	1,160,292
*GSD Holding A.S.	2,497,284	1,532,080
*Gubre Fabrikalari Ticaret A.S.	1	5
*Gunes Sigorta A.S.	439,694	708,429
*Haci Omer Sabanci Holding A.S.	948,114	4,085,743
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,835,831
*Ihlas Holding A.S.	3,918,431	1,660,906
*Is Yatirim Menkul Degerler A.S.	105,218	217,933
*Izmir Demir Celik Sanayii A.S.	796,660	1,205,542
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	2,360,622	1,300,520
*Karton Sanayi ve Ticaret A.S.	9,078	645,218
*Koc Holding A.S. Series B	5,412,771	18,325,915
*Konya Cimento Sanayii A.S.	6,740	430,359
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,257,967
*Mardin Cimento Sanayii ve Ticaret A.S.	—	1
*Marshall Boya ve Vernik Sanayii A.S.	27,296	238,989
*Medya Holdings A.S.	33,508	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Holding A.S.	179,721	75,694
*Net Turizm Ticaret ve Sanayi A.S.	1,033,537	840,550
*Nortel Networks Netas Telekomuenikasyon A.S.	67,409	2,608,462
*Petkim Petrokimya Holding A.S.	904,477	5,404,377
*Pinar Entegre Et ve Un Sanayi A.S.	231,479	755,369
*Pinar Sut Mamulleri Sanayii A.S.	178,141	883,423
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,092
*Sabah Yayincilik A.S.	31,938	81,085
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,300,643
*Sekerbank T.A.S.	1,552,724	2,660,145
*Tekfen Holding A.S.	1,437,073	5,350,242
*Tekstil Bankasi A.S.	1,116,413	816,734
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
*Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	3,846,180
*Trakya Cam Sanayii A.S.	2,301,706	3,101,993
*Turcas Petrol A.S.	436,200	1,544,934
*Turk Ekonomi Bankasi A.S.	2,246,859	3,774,263
*Turk Hava Yollari A.S.	2,610,500	9,518,252
*Turk Sise ve Cam Fabrikalari A.S.	4,183,331	5,406,117
*Turkiye Garanti Bankasi A.S.	1,880,615	7,887,465
*Turkiye Is Bankasi A.S.	3,368,436	14,796,946
*Turkiye Sinai Kalkinma Bankasi A.S.	2,955,458	3,741,298
*Turkiye Vakiflar Bankasi T.A.O.	7,707,611	20,431,808
*Ulker Biskuvi Sanayi A.S.	1,028,681	2,655,903
*Uzel Makina Sanayii A.S.	275,043	143,333
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	496,628	1,250,699
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,955,385
*Yapi ve Kredi Bankasi A.S.	3,784,468	9,113,793

TOTAL TURKEY		222,265,232

TOTAL COMMON STOCKS		8,027,175,957

1406

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
*Banco Alfa de Investimento SA	61,726	$231,186
Banco Bradesco SA Sponsored ADR	383,643	6,353,121
*Braskem SA Preferred A	1,479,200	10,405,407
#*Braskem SA Preferred A Sponsored ADR	306,860	4,268,423
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	12,053,437
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	852,748
*Companhia de Tecidos Norte de Minas	890,475	2,654,891
Confab Industrial SA	3,302,112	8,653,811
Forjas Taurus SA	659,791	2,100,131
Gerdau SA	2,445,084	32,869,193
#Gerdau SA Sponsored ADR	4,348,258	58,484,070
*Gol Linhas Aereas Inteligentes SA	694,900	8,515,751
*Inepar Industria e Construcoes SA	63,572	265,080
Investimentos Itau SA	4,019,175	23,944,474
Klabin SA	5,296,604	13,712,163
Mahle-Metal Leve SA Industria e Comercio	4,000	53,029
*Mangels Industrial SA	3,600	23,873
Marcopolo SA	1,886,030	7,594,147
Metalurgica Gerdau SA	4,022,600	66,879,726
Randon e Participacoes SA	616,500	5,003,952
Sao Paulo Alpargatas SA	43,700	2,819,056
Saraiva SA Livreiros Editores	21,000	384,350
Suzano Papel e Celullose SA	1,964,839	21,170,228
*Telemar Norte Leste SA	549,500	16,044,817
*Ultrapar Participacoes SA	170,741	7,508,981
#*Ultrapar Participacoes SA Sponsored ADR	305,961	13,440,867
*Uniao de Industrias Petroquimicas SA Series B	7,370,473	4,066,468
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	93,315,230
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	136,727

TOTAL BRAZIL		423,805,337

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	97,815

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	93,953
*Malayan United Industries Berhad A2	1,526,067	85,005

TOTAL MALAYSIA		178,958

TOTAL PREFERRED STOCKS		424,082,110

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
*PT AKR Corporindo Tbk Rights 02/10/10	356,400	12,198
*PT Energi Mega Persada Tbk Rights 02/08/10	214,842,331	45,956

TOTAL INDONESIA		58,154

MALAYSIA — (0.0%)
*Hunza Properties Berhad Rights 02/19/10	309,990	48,621
*KPJ Healthcare Berhad Warrants 01/10/15	950,937	345,694
*Malaysian Resources Corp. Berhad Rights 02/19/10	25,000	2,125
*Media Prima Berhad Warrants 12/31/14	57,522	8,432
*MISC Berhad Rights 02/09/10	55,040	10,246
*OSK Holdings Berhad Warrants 09/30/12	93,339	3,147
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	25,991

TOTAL MALAYSIA		444,256

POLAND — (0.0%)
*Boryszew SA Rights	328,915	844,628

1407

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	$50,006
*Bangkokland PCL (Foreign) Warrants 01/07/10	3,987,333	1,201
*Sansiri PCL (Foreign) Warrants 01/20/15	4,991,450	—

TOTAL THAILAND		51,207

TOTAL RIGHTS/WARRANTS		1,398,245

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $54,205,000 FNMA 6.50%, 06/25/39, valued at $57,728,325) to be repurchased at $56,870,900	$56,870	56,870,000

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund LP	664,082,465	664,082,465
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $509,257) to be repurchased at $499,277	$499	499,272

TOTAL SECURITIES LENDING COLLATERAL		664,581,737

TOTAL INVESTMENTS — (100.0%) (Cost $7,593,403,287)##		$9,174,108,049

1408

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of inputs used to value the Fund’s net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$571,175,052	—	—	$571,175,052
Chile	258,878,595	—	—	258,878,595
China	91,690,434	$903,551,945	—	995,242,379
Czech Republic	—	36,850,902	—	36,850,902
Hungary	—	176,674,646	—	176,674,646
India	131,920,513	879,449,363	—	1,011,369,876
Indonesia	5,048,222	230,431,141	—	235,479,363
Israel	11,108,840	225,068,029	—	236,176,869
Malaysia	2,468,376	316,548,968	—	319,017,344
Mexico	536,813,317	2,406,746	—	539,220,063
Philippines	11,923	62,618,561	—	62,630,484
Poland	—	170,993,337	—	170,993,337
Russia	—	327,743,518	—	327,743,518
South Africa	102,292,415	652,524,299	—	754,816,714
South Korea	266,061,559	679,332,775	—	945,394,334
Taiwan	64,025,458	935,160,331	—	999,185,789
Thailand	164,061,460	—	—	164,061,460
Turkey	6,921,575	215,343,657	—	222,265,232
Preferred Stocks
Brazil	423,805,337	—	—	423,805,337
India	—	97,815	—	97,815
Malaysia	178,958	—	—	178,958
Rights/Warrants
Indonesia	45,956	12,198	—	58,154
Malaysia	393,510	50,746	—	444,256
Poland	—	844,628	—	844,628
Thailand	51,207	—	—	51,207
Temporary Cash Investments	—	56,870,000	—	56,870,000
Securities Lending Collateral	—	664,581,737	—	664,581,737

TOTAL	$2,636,952,707	$6,537,155,342	—	$9,174,108,049

1409

Organization

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1410

Financial Instruments

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 29, 2010.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2010, the Fund had no outstanding futures contracts.

Federal Tax Cost

At January 31, 2010, the total cost of securities for federal income tax purposes was $7,605,005,518 for Dimensional Emerging Markets Value Fund.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures

1411

regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1412

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ DAVID G. BOOTH
David G. Booth Chairman, Director, President and Co-Chief Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. BOOTH
David G. Booth Principal Executive Officer DFA Investment Dimensions Group Inc.

Date: March 29, 2010

By:	/s/ DAVID R. MARTIN
David R. Martin Principal Financial Officer DFA Investment Dimensions Group Inc.

Date: March 29, 2010